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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (614) 470-8000

Date of fiscal year end:             December 31, 2004

Date of reporting period:          June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report

June 30, 2004

CLASSIC PROFUNDS

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

ULTRA PROFUNDS

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

INVERSE PROFUNDS

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort OTC

ULTRASECTOR PROFUNDS

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Wireless Communications

BOND BENCHMARKED PROFUNDS

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND

Money Market

i MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS

1 Bull ProFund 7 Mid-Cap ProFund 12 Small-Cap ProFund 20 OTC ProFund 22 Large-Cap Value ProFund 26 Large-Cap Growth ProFund 28 Mid-Cap Value ProFund 31 Mid-Cap Growth ProFund 34 Small-Cap Value ProFund 38 Small-Cap Growth ProFund 41 Europe 30 ProFund 42 UltraBull ProFund 48 UltraMid-Cap ProFund 53 UltraSmall-Cap ProFund 61 UltraDow 30 ProFund 62 UltraOTC ProFund 64 UltraJapan ProFund 65 Bear ProFund 66 Short Small-Cap ProFund 67 Short OTC ProFund 68 UltraBear ProFund 69 UltraShort Mid-Cap Profund 70 UltraShort Small-Cap Profund 71 UltraShort OTC ProFund 72 Banks UltraSector ProFund 74 Basic Materials UltraSector ProFund 75 Biotechnology UltraSector ProFund 76 Consumer Cyclical UltraSector Profund 78 Consumer Non-Cyclical UltraSector Profund 80 Energy UltraSector ProFund 81 Financial UltraSector ProFund 82 Healthcare UltraSector ProFund 84 Industrial UltraSector Profund 86 Internet UltraSector ProFund 87 Pharmaceuticals UltraSector ProFund 88 Precious Metals UltraSector ProFund 89 Real Estate UltraSector ProFund 90 Semiconductor UltraSector ProFund 91 Technology UltraSector ProFund 92 Telecommunications UltraSector ProFund 93 Utilities UltraSector ProFund 94 Wireless Communications UltraSector ProFund 95 U.S. Government Plus ProFund 96 Rising Rates Opportunity ProFund 98 STATEMENTS OF ASSETS AND LIABILITIES 108 STATEMENTS OF OPERATIONS 118 STATEMENTS OF CHANGES IN NET ASSETS 136 FINANCIAL HIGHLIGHTS 154 NOTES TO FINANCIAL STATEMENTS 164 SCUDDER CASH MANAGEMENT PORTFOLIO 164 Schedule of Portfolio Investments 168 Statement of Assets and Liabilities 168 Statement of Operations 169 Statement of Changes in Net Assets 170 Financial Highlights 171 Notes to Financial Statement Statements

Message from the Chairman

Dear ProFunds Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended June 30, 2004.

Mixed Economic Outlook Creates Pockets of Market Opportunity

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index, after chalking up robust returns of 4.32% and 5.85%, respectively, within the first six weeks, lost their momentum. By June 30, the returns had dwindled to 3.44% and 3.41%, respectively, above year-end levels.

Still, several market segments transcended the broad market malaise. Continued investor enthusiasm for small-cap stocks boosted the Russell 2000® Index 6.80%. Certain international indexes also outperformed, including the ProFunds Europe 30 Index and the Japan-based Nikkei 225 Stock Average, which advanced 4.97% and 9.27%, respectively.

In addition, several economic and industry sectors demonstrated remarkable resilience during the period ended June 30. The Dow Jones U.S. Wireless Communications Sector Index, the Dow Jones U.S. Energy Index and the Dow Jones Composite Internet Index rose 25.67%, 14.00% and 12.40%, respectively.

Despite the tentative market climate, Federal Reserve Chairman, Alan Greenspan, weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The

Michael L. Sapir – Chairman

Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first increase in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a -0.82% return.

Navigating Today’s Markets

ProFunds offers mutual funds pegged to all of the foregoing indexes (and many others). In many cases we provide Classic, Ultra and Inverse ProFunds benchmarked to a particular index.

The need for a rich variety of mutual funds and the ability to adjust portfolios to changing market conditions was apparent in the first half of 2004. ProFunds remains committed to developing funds and service policies to help investors navigate these markets.

For example, the Rising Rates Opportunity ProFund, launched in May 2002, provided an alternative for investors concerned about higher interest rates. With more than 40 mutual funds, ProFunds can be used in almost any investment strategy.

While at many fund companies, it’s become more difficult for investors to move freely among

i

funds, ProFunds continues to provide the freedom to exchange among ProFunds, with no limit on the size or frequency of exchanges.

In the pages that follow, you will find ProFunds’ financial statements for the six months ending on June 30, 2004. We urge you to read this material closely.

We deeply appreciate the continued confidence you have shown in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds can involve certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds permit active investment strategies that can decrease performance and increase expenses.

ii

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (80.5%)
	Shares	Value
3M Co.	14,600	$1,314,146
Abbott Laboratories	29,100	1,186,116
ACE, Ltd.	5,300	224,084
ADC Telecommunications, Inc.*	15,100	42,884
Adobe Systems, Inc.	4,400	204,600
Advanced Micro Devices, Inc.*	6,600	104,940
AES Corp.*	11,900	118,167
Aetna, Inc.	2,800	238,000
Affiliated Computer Services, Inc.— Class A*	2,500	132,350
AFLAC, Inc.	9,500	387,695
Agilent Technologies, Inc.*	9,000	263,520
Air Products & Chemicals, Inc.	4,200	220,290
Alberto-Culver Co.—Class B	1,733	86,893
Albertson’s, Inc.	6,900	183,126
Alcoa, Inc.	16,200	535,086
Allegheny Energy, Inc.*	2,400	36,984
Allegheny Technologies, Inc.	1,500	27,075
Allergan, Inc.	2,400	214,848
Allied Waste Industries, Inc.*	5,900	77,762
Allstate Corp.	13,100	609,805
Alltel Corp.	5,700	288,534
Altera Corp.*	7,000	155,540
Altria Group, Inc.	38,200	1,911,910
Ambac Financial Group, Inc.	2,000	146,880
Amerada Hess Corp.	1,700	134,623
Ameren Corp.	3,400	146,064
American Electric Power, Inc.	7,400	236,800
American Express Co.	23,800	1,222,844
American Greetings Corp.—Class A*	559	12,958
American International Group, Inc.	48,600	3,464,207
American Power Conversion Corp.	3,700	72,705
American Standard Cos.*	4,000	161,240
AmerisourceBergen Corp.	2,100	125,538
Amgen, Inc.*	23,700	1,293,309
AmSouth Bancorp	6,600	168,102
Anadarko Petroleum Corp.	4,700	275,420
Analog Devices, Inc.	7,000	329,560
Andrew Corp.*	3,000	60,030
Anheuser-Busch Companies, Inc.	15,000	810,000
Anthem, Inc.*	2,600	232,856
AON Corp.	5,900	167,973
Apache Corp.	6,100	265,655
Apartment Investment & Management Co.—Class AREIT	1,800	56,034
Apollo Group, Inc.—Class A*	3,300	291,357
Apple Computer, Inc.*	7,100	231,034
Applera Corp.—Applied Biosystems Group	3,800	82,650
Applied Materials, Inc.*	31,400	616,068
Applied Micro Circuits Corp.*	5,800	30,856
Archer-Daniels-Midland Co.	12,100	203,038
Ashland, Inc.	1,300	68,653
AT&T Corp.	14,800	216,524
AT&T Wireless Services, Inc.*	50,800	727,456
Autodesk, Inc.	2,100	89,901
Automatic Data Processing, Inc.	11,000	460,680
AutoNation, Inc.*	5,000	85,500
AutoZone, Inc.*	1,500	120,150
Avaya, Inc.*	8,300	131,057

Common Stocks, continued
	Shares	Value
Avery Dennison Corp.	2,100	$134,421
Avon Products, Inc.	8,800	406,032
Baker Hughes, Inc.	6,200	233,430
Ball Corp.	1,100	79,255
Bank of America Corp.	38,077	3,222,076
Bank of New York Company, Inc.	14,500	427,460
Bank One Corp.	20,900	1,065,900
Bard (C.R.), Inc.	1,900	107,635
Bausch & Lomb, Inc.	1,000	65,070
Baxter International, Inc.	11,400	393,414
BB&T Corp.	10,500	388,185
Bear Stearns Cos., Inc.	2,000	168,620
Becton, Dickinson & Co.	4,700	243,460
Bed Bath & Beyond, Inc.*	5,600	215,320
BellSouth Corp.	34,200	896,724
Bemis Company, Inc.	2,000	56,500
Best Buy Co., Inc.	6,000	304,440
Big Lots, Inc.*	2,100	30,366
Biogen Idec, Inc.*	6,316	399,487
Biomet, Inc.	4,700	208,868
BJ Services Co.*	3,000	137,520
Black & Decker Corp.	1,500	93,195
Block H & R, Inc.	3,300	157,344
BMC Software, Inc.*	4,200	77,700
Boeing Co.	15,700	802,113
Boise Cascade Corp.	1,600	60,224
Boston Scientific Corp.*	15,600	667,680
Bristol-Myers Squibb Co.	36,200	886,900
Broadcom Corp.—Class A*	5,900	275,943
Brown-Forman Corp.	2,300	111,021
Brunswick Corp.	1,800	73,440
Burlington Northern Santa Fe Corp.	6,900	241,983
Burlington Resources, Inc.	7,400	267,732
Calpine Corp.*	7,800	33,696
Campbell Soup Co.	7,700	206,976
Capital One Financial Corp.	4,500	307,710
Cardinal Health, Inc.	8,000	560,400
Caremark Rx, Inc.*	8,500	279,990
Carnival Corp.	11,800	554,600
Caterpillar, Inc.	6,400	508,416
Cendant Corp.	19,000	465,120
CenterPoint Energy, Inc.	5,700	65,550
Centex Corp.	2,300	105,225
CenturyTel, Inc.	2,600	78,104
Charter One Financial, Inc.	4,200	185,598
ChevronTexaco Corp.	19,900	1,872,789
Chiron Corp.*	3,500	156,240
Chubb Corp.	3,500	238,630
CIENA Corp.*	10,600	39,432
CIGNA Corp.	2,600	178,906
Cincinnati Financial Corp.	3,164	137,697
Cinergy Corp.	3,400	129,200
Cintas Corp.	3,200	152,544
Circuit City Stores, Inc.	3,700	47,915
Cisco Systems, Inc.*	126,000	2,986,200
Citigroup, Inc.	96,400	4,482,600
Citizens Communications Co.*	5,400	65,340
Citrix Systems, Inc.*	3,200	65,152
Clear Channel Communications, Inc.	11,400	421,230
Clorox Co.	4,000	215,120

See accompanying notes to the financial statements.

1

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
CMS Energy Corp.*	3,000	$27,390
Coca-Cola Co.	45,400	2,291,792
Coca-Cola Enterprises, Inc.	8,800	255,112
Colgate-Palmolive Co.	9,900	578,655
Comcast Corp.—Special Class A*	41,800	1,171,654
Comerica, Inc.	3,200	175,616
Computer Associates International, Inc.	10,900	305,854
Computer Sciences Corp.*	3,500	162,505
Compuware Corp.*	7,200	47,520
Comverse Technology, Inc.*	3,600	71,784
ConAgra Foods, Inc.	9,800	265,384
ConocoPhillips	12,800	976,512
Consolidated Edison, Inc.	4,500	178,920
Constellation Energy Group, Inc.	3,100	117,490
Convergys Corp.*	2,700	41,580
Cooper Industries, Ltd.—Class A	1,700	100,997
Cooper Tire & Rubber Co.	1,400	32,200
Coors (Adolph) Co.—Class B	700	50,638
Corning, Inc.*	25,600	334,336
Costco Wholesale Corp.	8,600	353,202
Countrywide Credit Industries, Inc.	5,272	370,358
Crane Co.	1,100	34,529
CSX Corp.	4,000	131,080
Cummins, Inc.	800	50,000
CVS Corp.	7,400	310,948
Dana Corp.	2,800	54,880
Danaher Corp.	5,700	295,545
Darden Restaurants, Inc.	3,000	61,650
Deere & Co.	4,600	322,644
Dell, Inc.*	47,000	1,683,540
Delphi Automotive Systems Corp.	10,400	111,072
Delta Air Lines, Inc.*	2,300	16,376
Deluxe Corp.	900	39,150
Devon Energy Corp.	4,500	297,000
Dillard’s, Inc.—Class A	1,600	35,680
Dollar General Corp.	6,100	119,316
Dominion Resources, Inc.	6,100	384,788
Donnelley (R.R.) & Sons Co.	4,000	132,080
Dover Corp.	3,800	159,980
Dow Chemical Co.	17,400	708,180
Dow Jones & Company, Inc.	1,500	67,650
DTE Energy Co.	3,200	129,728
Du Pont (E.I.) de Nemours	18,600	826,212
Duke Energy Corp.	17,100	346,959
Dynegy, Inc.—Class A*	7,100	30,246
E*TRADE Group, Inc.*	6,800	75,820
Eagle Materials Class A	31	2,202
Eagle Materials Class B	105	7,271
Eastman Chemical Co.	1,400	64,722
Eastman Kodak Co.	5,300	142,994
Eaton Corp.	2,800	181,272
eBay, Inc.*	12,300	1,130,985
Ecolab, Inc.	4,800	152,160
Edison International	6,100	155,977
El Paso Corp.	11,900	93,772
Electronic Arts, Inc.*	5,600	305,480
Electronic Data Systems Corp.	9,000	172,350
Eli Lilly & Co.	21,000	1,468,110
EMC Corp.*	45,500	518,700
Emerson Electric Co.	7,900	502,045

Common Stocks, continued
	Shares	Value
Engelhard Corp.	2,300	$74,313
Entergy Corp.	4,300	240,843
EOG Resources, Inc.	2,200	131,362
Equifax, Inc.	2,600	64,350
Equity Office Properties TrustREIT	7,500	204,000
Equity Residential Properties TrustREIT	5,200	154,596
Exelon Corp.	12,300	409,467
Express Scripts, Inc.—Class A*	1,500	118,845
Exxon Mobil Corp.	121,900	5,413,579
Family Dollar Stores, Inc.	3,200	97,344
Fannie Mae	18,100	1,291,616
Federated Department Stores, Inc.	3,400	166,940
Federated Investors, Inc.—Class B	2,000	60,680
FedEx Corp.	5,600	457,464
Fifth Third Bancorp	10,500	564,690
First Data Corp.	17,612	784,086
First Horizon National Corp.	2,300	104,581
FirstEnergy Corp.	6,100	228,201
Fiserv, Inc.*	3,600	140,004
Fluor Corp.	1,500	71,505
Ford Motor Co.	34,100	533,665
Forest Laboratories, Inc.*	6,900	390,747
Fortune Brands, Inc.	2,700	203,661
FPL Group, Inc.	3,400	217,430
Franklin Resources, Inc.	4,700	235,376
Freddie Mac	12,800	810,240
Freeport-McMoRan Copper & Gold, Inc. —Class B	3,300	109,395
Gannett Co., Inc.	5,100	432,735
Gap, Inc.	16,800	407,400
Gateway, Inc.*	6,900	31,050
General Dynamics Corp.	3,700	367,410
General Electric Co.	196,700	6,373,080
General Mills, Inc.	7,000	332,710
General Motors Corp.	10,500	489,195
Genuine Parts Co.	3,300	130,944
Genzyme Corp.—General Division*	4,200	198,786
Georgia Pacific Corp.	4,800	177,504
Gilead Sciences, Inc.*	3,900	261,300
Gillette Co.	18,700	792,880
Golden West Financial Corp.	2,800	297,780
Goodrich Corp.	2,200	71,126
Goodyear Tire & Rubber Co.*	3,300	29,997
Grainger (W.W.), Inc.	1,700	97,750
Great Lakes Chemical Corp.	900	24,354
Guidant Corp.	5,800	324,104
Halliburton Co.	8,200	248,132
Harley-Davidson, Inc.	5,500	340,670
Harrah’s Entertainment, Inc.	2,100	113,610
Hartford Financial Services Group, Inc.	5,400	371,196
Hasbro, Inc.	3,300	62,700
HCA, Inc.	9,100	378,469
Health Management Associates, Inc. —Class A	4,500	100,890
Heinz (H.J.) Co.	6,600	258,720
Hercules, Inc.*	2,000	24,380
Hershey Foods Corp.	4,800	222,096
Hewlett-Packard Co.	56,800	1,198,480
Hilton Hotels Corp.	7,100	132,486
Home Depot, Inc.	41,400	1,457,280

See accompanying notes to the financial statements.

2

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Honeywell International, Inc.	16,000	$586,080
Hospira, Inc.*	2,922	80,633
Humana, Inc.*	3,000	50,700
Huntington Bancshares, Inc.	4,300	98,470
Illinois Tool Works, Inc.	5,800	556,162
IMS Health, Inc.	4,400	103,136
Ingersoll-Rand Co.—Class A	3,200	218,592
Intel Corp.	120,500	3,325,800
International Business Machines Corp.	31,400	2,767,910
International Flavors & Fragrances, Inc.	1,800	67,320
International Game Technology	6,500	250,900
International Paper Co.	9,000	402,300
Interpublic Group of Companies, Inc.*	7,800	107,094
Intuit, Inc.*	3,600	138,888
ITT Industries, Inc.	1,700	141,100
J.P. Morgan Chase & Co.	38,800	1,504,276
Jabil Circuit, Inc.*	3,700	93,166
Janus Capital Group, Inc.	4,500	74,205
JDS Uniphase Corp.*	26,800	101,572
Jefferson-Pilot Corp.	2,600	132,080
Johnson & Johnson	55,300	3,080,210
Johnson Controls, Inc.	3,500	186,830
Jones Apparel Group, Inc.	2,400	94,752
KB Home	900	61,767
Kellogg Co.	7,700	322,245
Kerr-McGee Corp.	1,900	102,163
KeyCorp	7,600	227,164
KeySpan Corp.	3,000	110,100
Kimberly-Clark Corp.	9,300	612,684
Kinder Morgan, Inc.	2,300	136,367
King Pharmaceuticals, Inc.*	4,500	51,525
KLA-Tencor Corp.*	3,700	182,706
Knight Ridder, Inc.	1,500	108,000
Kohls Corp.*	6,400	270,592
Kroger Co.*	13,800	251,160
Leggett & Platt, Inc.	3,600	96,156
Lexmark International Group, Inc.*	2,400	231,672
Limited, Inc.	8,800	164,560
Lincoln National Corp.	3,300	155,925
Linear Technology Corp.	5,800	228,926
Liz Claiborne, Inc.	2,100	75,558
Lockheed Martin Corp.	8,232	428,723
Loews Corp.	3,500	209,860
Louisiana-Pacific Corp.	2,000	47,300
Lowe’s Cos., Inc.	14,700	772,485
LSI Logic Corp.*	7,100	54,102
Lucent Technologies, Inc.*	79,900	302,022
M&T Bank Corp.	2,200	192,060
Manor Care, Inc.	1,700	55,556
Manulife Financial Corp.	2,803	113,522
Marathon Oil Corp.	6,400	242,176
Marriott International, Inc.—Class A	4,200	209,496
Marsh & McLennan Companies, Inc.	9,800	444,724
Marshall & Ilsley Corp.	4,100	160,269
Masco Corp.	8,200	255,676
Mattel, Inc.	7,900	144,175
Maxim Integrated Products, Inc.	6,000	314,520
May Department Stores Co.	5,400	148,446
Maytag Corp.	1,500	36,765
MBIA, Inc.	2,700	154,224

Common Stocks, continued
	Shares	Value
MBNA Corp.	23,800	$613,802
McCormick & Co., Inc.	2,600	88,400
McDonald’s Corp.	23,500	611,000
McGraw-Hill Companies, Inc.	3,600	275,652
McKesson Corp.	5,500	188,815
MeadWestvaco Corp.	3,800	111,682
Medco Health Solutions, Inc.*	5,100	191,250
MedImmune, Inc.*	4,600	107,640
Medtronic, Inc.	22,600	1,101,072
Mellon Financial Corp.	7,900	231,707
Merck & Co., Inc.	41,400	1,966,500
Mercury Interactive Corp.*	1,700	84,711
Meredith Corp.	900	49,464
Merrill Lynch & Co., Inc.	3,168	171,009
MetLife, Inc.	14,100	505,485
MGIC Investment Corp.	1,800	136,548
Micron Technology, Inc.*	11,400	174,534
Microsoft Corp.	201,200	5,746,272
Millipore Corp.*	900	50,733
Molex, Inc.	3,500	112,280
Monsanto Co.	4,900	188,650
Monster Worldwide, Inc.*	2,200	56,584
Moody’s Corp.	2,800	181,048
Morgan Stanley Dean Witter & Co.	20,500	1,081,785
Motorola, Inc.	43,700	797,525
Mylan Laboratories, Inc.	5,000	101,250
Nabors Industries, Ltd.*	2,800	126,616
National City Corp.	11,600	406,116
National Semiconductor Corp.*	6,700	147,333
Navistar International Corp.*	1,300	50,388
NCR Corp.*	1,800	89,262
Network Appliance, Inc.*	6,500	139,945
New York Times Co.—Class A	2,800	125,188
Newell Rubbermaid, Inc.	5,100	119,850
Newmont Mining Corp.	8,300	321,708
Nextel Communications, Inc.—Class A*	20,700	551,862
NICOR, Inc.	800	27,176
Nike, Inc.—Class B	4,900	371,175
NiSource, Inc.	4,900	101,038
Noble Corp.*	2,500	94,725
Nordstrom, Inc.	2,600	110,786
Norfolk Southern Corp.	7,300	193,596
North Fork Bancorp, Inc.	3,200	121,760
Northern Trust Corp.	4,100	173,348
Northrop Grumman Corp.	6,600	354,420
Novell, Inc.*	7,200	60,408
Novellus Systems, Inc.*	2,800	88,032
Nucor Corp.	1,500	115,140
NVIDIA Corp.*	3,100	63,550
Occidental Petroleum Corp.	7,300	353,393
Office Depot, Inc.*	5,800	103,878
Omnicom Group	3,500	265,615
Oracle Corp.*	96,800	1,154,824
PACCAR, Inc.	3,300	191,367
Pactiv Corp.*	2,900	72,326
Pall Corp.	2,300	60,237
Parametric Technology Corp.*	5,000	25,000
Parker Hannifin Corp.	2,200	130,812
Paychex, Inc.	7,000	237,160
Penney (J.C.) Co.	5,300	200,128

See accompanying notes to the financial statements.

3

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Peoples Energy Corp.	700	$29,505
PeopleSoft, Inc.*	6,800	125,800
PepsiCo, Inc.	31,800	1,713,384
PerkinElmer, Inc.	2,400	48,096
Pfizer, Inc.	142,200	4,874,615
PG&E Corp.*	7,800	217,932
Phelps Dodge Corp.	1,700	131,767
Pinnacle West Capital Corp.	1,700	68,663
Piper Jaffray*	240	10,855
Pitney Bowes, Inc.	4,300	190,275
Plum Creek Timber Company, Inc.	3,400	110,772
PMC-Sierra, Inc.*	3,300	47,355
PNC Financial Services Group	5,300	281,324
Power-One, Inc.*	1,600	17,568
PPG Industries, Inc.	3,200	199,968
PPL Corp.	3,300	151,470
Praxair, Inc.	6,100	243,451
Principal Financial Group, Inc.	5,900	205,202
Procter & Gamble Co.	48,000	2,613,120
Progress Energy, Inc.	4,600	202,630
Progress Energy, Inc.CVO	189	0
Progressive Corp.REIT	4,100	349,730
Prologis Trust	3,400	111,928
Providian Financial Corp.*	5,400	79,218
Prudential Financial, Inc.	9,800	455,406
Public Service Enterprise Group, Inc.	4,400	176,132
Pulte Homes, Inc.	2,400	124,872
QLogic Corp.*	1,700	45,203
Qualcomm, Inc.	15,100	1,101,998
Quest Diagnostics, Inc.	1,900	161,405
Qwest Communications International, Inc.*	33,300	119,547
R.J. Reynolds Tobacco Holdings	1,600	108,144
RadioShack Corp.	3,000	85,890
Raytheon Co.	8,300	296,891
Reebok International, Ltd.	1,100	39,578
Regions Financial Corp.	4,100	149,855
Robert Half International, Inc.	3,200	95,264
Rockwell Collins, Inc.	3,300	109,956
Rockwell International Corp.	3,500	131,285
Rohm & Haas Co.	4,200	174,636
Rowan Companies, Inc.*	2,000	48,660
Ryder System, Inc.	1,200	48,084
Sabre Holdings Corp.	2,600	72,046
SAFECO Corp.	2,600	114,400
Safeway, Inc.*	8,300	210,322
Sanmina-SCI Corp.*	9,700	88,270
Sara Lee Corp.	14,700	337,953
SBC Communications, Inc.	61,700	1,496,225
Schering-Plough Corp.	27,400	506,352
Schlumberger, Ltd.	11,000	698,610
Schwab (Charles) Corp.	25,400	244,094
Scientific-Atlanta, Inc.	2,900	100,050
Seagate Technology, Inc.*(a)	405	0
Sealed Air Corp.*	1,600	85,232
Sears, Roebuck & Co.	4,000	151,040
Sempra Energy	4,300	148,049
Sherwin-Williams Co.	2,700	112,185
Siebel Systems, Inc.*	9,400	100,392
Sigma-Aldrich Corp.	1,300	77,493

Common Stocks, continued
	Shares	Value
Simon Property Group, Inc.REIT	3,900	$200,538
SLM Corp.	8,200	331,690
Snap-on, Inc.	1,100	36,905
Solectron Corp.*	17,900	115,813
Southern Co.	13,700	399,355
SouthTrust Corp.	6,100	236,741
Southwest Airlines Co.	14,700	246,519
Sovereign Bancorp, Inc.	5,600	123,760
Sprint Corp. (FON Group)	26,611	468,345
St. Jude Medical, Inc.*	3,300	249,645
St. Paul Companies, Inc.	12,405	502,899
Stanley Works	1,500	68,370
Staples, Inc.	9,300	272,583
Starbucks Corp.*	7,400	321,752
Starwood Hotels & Resorts Worldwide, Inc.	3,900	174,915
State Street Corp.	6,300	308,952
Stryker Corp.	7,500	412,500
Sun Microsystems, Inc.*	62,000	269,080
SunGard Data Systems, Inc.*	5,400	140,400
Sunoco, Inc.	1,400	89,068
SunTrust Banks, Inc.	5,300	344,447
SuperValu, Inc.	2,500	76,525
Symantec Corp.*	5,800	253,924
Symbol Technologies, Inc.	4,400	64,856
Synovus Financial Corp.	5,700	144,324
Sysco Corp.	11,900	426,853
T. Rowe Price Group, Inc.	2,400	120,960
Target Corp.	17,000	721,990
TECO Energy, Inc.	3,500	41,965
Tektronix, Inc.	1,600	54,432
Tellabs, Inc.*	7,700	67,298
Temple-Inland, Inc.	1,000	69,250
Tenet Healthcare Corp.*	8,700	116,667
Teradyne, Inc.*	3,600	81,720
Texas Instruments, Inc.	32,300	781,014
Textron, Inc.	2,600	154,310
The Pepsi Bottling Group, Inc.	4,800	146,592
Thermo Electron Corp.*	3,100	95,294
Thomas & Betts Corp.	1,100	29,953
Tiffany & Co.	2,700	99,495
Time Warner, Inc.*	85,000	1,494,300
TJX Companies, Inc.	9,200	222,088
Torchmark Corp.	2,100	112,980
Toys R Us, Inc.*	4,000	63,920
Transocean Sedco Forex, Inc.*	6,000	173,640
Tribune Co.	6,100	277,794
TXU Corp.	6,000	243,060
Tyco International, Ltd.	37,400	1,239,436
U.S. Bancorp	35,300	972,868
Union Pacific Corp.	4,800	285,360
Union Planters Corp.	3,500	104,335
Unisys Corp.*	6,200	86,056
United Parcel Service, Inc.—Class B	21,000	1,578,570
United States Steel Corp.	2,100	73,752
United Technologies Corp.	9,600	878,208
UnitedHealth Group, Inc.	11,500	715,875
Univision Communications, Inc. —Class A*	6,000	191,580
Unocal Corp.	4,900	186,200

See accompanying notes to the financial statements.

4

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
UnumProvident Corp.	5,500	$87,450
UST, Inc.	3,100	111,600
Valero Energy Corp.	2,400	177,024
Veritas Software Corp.*	8,000	221,600
Verizon Communications, Inc.	51,600	1,867,404
VF Corp.	2,000	97,400
Viacom, Inc.—Class B	32,300	1,153,756
Visteon Corp.	2,400	28,008
Vulcan Materials Co.	1,900	90,345
Wachovia Corp.	24,500	1,090,250
Wal-Mart Stores, Inc.	79,900	4,215,524
Walgreen Co.	19,100	691,611
Walt Disney Co.	38,200	973,718
Washington Mutual, Inc.	16,100	622,104
Waste Management, Inc.	10,800	331,020
Waters Corp.*	2,200	105,116
Watson Pharmaceuticals, Inc.*	2,000	53,800
Wellpoint Health Networks, Inc.*	2,900	324,829
Wells Fargo & Co.	31,500	1,802,745
Wendy’s International, Inc.	2,100	73,164
Weyerhaeuser Co.	4,500	284,040
Whirlpool Corp.	1,300	89,180
Williams Companies, Inc.	9,700	115,430
Winn-Dixie Stores, Inc.	2,600	18,720
Worthington Industries, Inc.	1,600	32,848
Wrigley (WM.) JR Co.	4,200	264,810
Wyeth	24,900	900,384
Xcel Energy, Inc.	7,400	123,654
Xerox Corp.*	14,900	216,050
Xilinx, Inc.	6,500	216,515
XL Capital, Ltd.—Class A	2,600	196,196
Yahoo!, Inc.*	25,100	911,883
YUM! Brands, Inc.*	5,400	200,988
Zimmer Holdings, Inc.*	4,500	396,900
Zions Bancorp	1,700	104,465

TOTAL COMMON STOCKS (Cost $184,872,157)		196,506,207

U.S. Government Agency Obligations (17.3%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$42,276,000	42,276,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,276,000)		42,276,000

TOTAL INVESTMENT SECURITIES (Cost $227,148,157)—97.8%		238,782,207
Net other assets (liabilities)—2.2%		5,355,628

NET ASSETS—100.0%		$244,137,835

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $114,100)	2	$986

Futures Contracts Purchased, continued
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $47,913,600)	168	$244,819

*	Non-income producing security
(a)	Escrowed Security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Bull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	1.4%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.4%
Beverages	2.2%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.3%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.4%
Electric	2.0%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	3.0%
Healthcare—Services	1.0%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Insurance	4.0%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery—Diversified	0.3%
Machinery—Construction & Mining	0.2%
Media	2.8%
Mining	0.4%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	4.6%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	5.8%

See accompanying notes to the financial statements.

5

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.4%
Savings & Loans	0.4%
Semiconductors	3.0%
Software	4.1%
Telecommunications	5.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Other**	19.5%

**	Including debt securities, repurchase agreement and net other assets (liabilities).

See accompanying notes to the financial statements.

6

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (76.9%)
	Shares	Value
3Com Corp.*	26,904	$168,150
99 Cents Only Stores*	4,956	75,579
Abercrombie & Fitch Co.—Class A	7,788	301,785
Activision, Inc.*	9,912	157,601
Acxiom Corp.	6,372	158,217
ADTRAN, Inc.	5,664	189,008
Advanced Fibre Communications, Inc.*	6,372	128,714
Advent Software, Inc.*	2,832	51,174
AGCO Corp.*	5,664	115,376
AGL Resources, Inc.	4,248	123,404
Airgas, Inc.	4,956	118,498
AirTran Holdings, Inc.*	5,664	80,089
Alaska Air Group, Inc.*	2,124	50,700
Albemarle Corp.	2,832	89,633
Alexander & Baldwin, Inc.	2,832	94,730
ALLETE, Inc.	6,372	212,188
Alliance Data Systems Corp.*	5,664	239,303
Alliant Energy Corp.	7,788	203,111
Alliant Techsystems, Inc.*	2,832	179,379
Allmerica Financial Corp.*	4,248	143,582
AMB Property Corp.	5,664	196,144
American Eagle Outfitters, Inc.*	5,664	163,746
American Financial Group, Inc.	5,664	173,148
American Greetings Corp.—Class A*	4,956	114,880
AmeriCredit Corp.*	10,620	207,409
Amerus Group Co.	2,832	117,245
Ametek, Inc.	5,664	175,018
AnnTaylor Stores Corp.*	4,248	123,107
Apogent Technologies, Inc.*	7,080	226,560
Applebee’s International, Inc.	6,372	146,683
Apria Healthcare Group, Inc.*	3,540	101,598
Aqua America, Inc.	7,080	141,954
Aquilla, Inc.*	14,160	50,410
Arch Coal, Inc.	4,248	155,434
Arrow Electronics, Inc.*	8,496	227,862
Arthur J. Gallagher & Co.	6,372	194,027
ArvinMeritor, Inc.	4,956	96,989
Ascential Software Corp.*	4,956	79,246
Associated Banc Corp.	8,496	251,736
Astoria Financial Corp.	6,372	233,088
Atmel Corp.*	35,400	209,568
Avnet, Inc.*	9,204	208,931
Avocent Corp.*	3,540	130,060
Bandag, Inc.	1,416	63,054
Bank of Hawaii Corp.	4,248	192,095
Banknorth Group, Inc.	12,036	390,929
Banta Corp.	2,124	94,327
Barnes & Noble, Inc.*	4,956	168,405
Barr Laboratories, Inc.*	7,080	238,596
Beckman Coulter, Inc.	4,956	302,316
Belo (A.H.) Corp.—Class A	8,496	228,118
BJ’s Wholesale Club, Inc.*	5,664	141,600
Black Hills Corp.	2,124	66,906
Blyth, Inc.	3,540	122,095
Bob Evans Farms, Inc.	2,832	77,540
Borders Group, Inc.	6,372	149,360
BorgWarner, Inc.	4,248	185,935
Bowater, Inc.	4,248	176,675
Boyd Gaming Corp.	4,248	112,869
Brink’s Co.	4,248	145,494

Common Stocks, continued
	Shares	Value
Brinker International, Inc.*	7,080	$241,570
Brown & Brown, Inc.	4,956	213,604
C.H. Robinson Worldwide, Inc.	6,372	292,093
Cabot Corp.	4,956	201,709
Cabot Microelectronics Corp.*	2,124	65,016
Cadence Design Systems, Inc.*	19,116	279,667
Caesars Entertainment, Inc.*	22,656	339,840
Callaway Golf Co.	5,664	64,230
Career Education Corp.*	7,080	322,564
Carlisle Cos., Inc.	2,124	132,219
Carmax, Inc.*	8,496	185,808
Catalina Marketing Corp.*	4,248	77,696
CBRL Group, Inc.	4,248	131,051
CDW Corp.	6,372	406,279
Cephalon, Inc.*	4,248	229,392
Ceridian Corp.*	11,328	254,880
Certegy, Inc.	4,956	192,293
Charles River Laboratories International, Inc.*	3,540	173,000
CheckFree Holdings Corp.*	5,664	169,920
Chico’s FAS, Inc.*	5,664	255,786
Choicepoint, Inc.*	6,372	290,946
Church & Dwight, Inc.	2,832	129,649
Cincinnati Bell, Inc.*	17,700	78,588
City National Corp.	3,540	232,578
Claire’s Stores, Inc.	7,080	153,636
CNF, Inc.	3,540	147,122
Coach, Inc.*	14,160	639,890
Cognizant Technology Solutions Corp.*	8,496	215,883
Colonial BancGroup, Inc.	9,204	167,237
Commerce Bancorp, Inc.	5,664	311,577
Commscope, Inc.*	4,956	106,306
Community Health Systems*	6,372	170,578
Compass Bancshares, Inc.	9,912	426,216
Constellation Brands, Inc.*	7,788	289,168
Cooper Cameron Corp.*	4,248	206,878
Copart, Inc.*	7,080	189,036
Corinthian Colleges, Inc.*	5,664	140,127
Covance, Inc.*	4,956	191,202
Coventry Health Care, Inc.*	7,080	346,212
Credence Systems Corp.*	5,664	78,163
Cree Research, Inc.*	5,664	131,858
Crompton Corp.	8,496	53,525
CSG Systems International, Inc.*	4,248	87,934
Cullen/Frost Bankers, Inc.	3,540	158,415
Cypress Semiconductor Corp.*	9,204	130,605
Cytec Industries, Inc.	2,832	128,714
CYTYC Corp.*	9,204	233,505
D.R. Horton, Inc.	16,992	482,573
Dean Foods Co.*	11,328	422,648
DENTSPLY International, Inc.	5,664	295,094
DeVry, Inc.*	4,956	135,894
Diebold, Inc.	5,664	299,456
Dollar Tree Stores, Inc.*	8,496	233,045
Donaldson Co., Inc.	7,080	207,444
DPL, Inc.	9,912	192,491
DST Systems, Inc.*	6,372	306,429
Dun & Bradstreet Corp.*	5,664	305,345
Duquesne Light Holdings, Inc.	4,248	82,029
Dycom Industries, Inc.*	3,540	99,120

See accompanying notes to the financial statements.

7

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Eaton Vance Corp.	4,956	$189,369
Education Management Corp.*	5,664	186,119
Edwards (A.G.), Inc.	6,372	216,839
Edwards Lifesciences Corp.*	4,248	148,043
Emmis Communications Corp.*	4,248	89,123
Energizer Holdings, Inc.*	5,664	254,880
Energy East Corp.	8,496	206,028
Ensco International, Inc.	9,912	288,439
Entercom Communications Corp.*	3,540	132,042
Equitable Resources, Inc.	4,248	219,664
Everest Re Group, Ltd.	4,248	341,369
Expeditors International of Washington, Inc.	8,496	419,788
Express Scripts, Inc.—Class A*	6,372	504,853
Fair, Isaac & Co., Inc.	5,664	189,064
Fairchild Semiconductor International, Inc.*	8,496	139,080
Fastenal Co.	5,664	321,885
Federal Signal Corp.	3,540	65,879
Ferro Corp.	2,832	75,558
Fidelity National Financial, Inc.	12,744	475,862
First American Financial Corp.	6,372	164,971
First Health Group Corp.*	7,788	121,571
FirstMerit Corp.	6,372	168,030
Flowserve Corp.*	4,248	105,945
FMC Corp.*	2,832	122,088
FMC Technologies, Inc.*	4,956	142,733
Forest Oil Corp.*	4,248	116,055
Furniture Brands International, Inc.	4,248	106,412
Gartner Group, Inc.*	9,912	131,037
GATX Corp.	3,540	96,288
Gentex Corp.	5,664	224,747
Glatfelter (P.H.) Co.	3,540	49,843
Graco, Inc.	5,212	161,817
Granite Construction, Inc.	2,832	51,627
Grant Prideco, Inc.*	9,204	169,906
Great Plains Energy, Inc.	4,956	147,193
Greater Bay Bancorp	3,540	102,306
GreenPoint Financial Corp.	10,620	421,613
GTECH Holdings Corp.	4,248	196,725
Hanover Compressor Co.*	4,956	58,976
Harman International Industries, Inc.	4,956	450,996
Harris Corp.	4,956	251,517
Harsco Corp.	2,832	133,104
Harte-Hanks, Inc.	5,664	138,258
Hawaiian Electric Industries, Inc.	5,664	147,830
HCC Insurance Holdings, Inc.	4,956	165,580
Health Net, Inc.*	8,496	225,144
Helmerich & Payne, Inc.	3,540	92,465
Henry (Jack) & Associates, Inc.	7,080	142,308
Henry Schein, Inc.*	3,540	223,516
Herman Miller, Inc.	5,664	163,916
Hibernia Corp.	12,036	292,475
Highwoods Properties, Inc.	4,248	99,828
Hillenbrand Industries, Inc.	4,956	299,590
HNI Corp.	4,248	179,818
Horace Mann Educators Corp.	2,832	49,503
Hormel Foods Corp.	10,620	330,282
Hospitality Properties Trust	4,956	209,639
Hovnanian Enterprises—Class A*	4,248	147,448

Common Stocks, continued
	Shares	Value
Hubbell, Inc.—Class B	4,248	$198,424
IDACORP, Inc.	2,832	76,464
Imation Corp.	2,832	120,672
IMC Global, Inc.	8,496	113,846
INAMED Corp.*	2,832	177,991
Independence Community Bank Corp.	6,372	231,941
IndyMac Bancorp, Inc.	4,248	134,237
Integrated Circuit Systems, Inc.*	4,956	134,605
Integrated Device Technology, Inc.*	7,788	107,786
International Rectifier Corp.*	4,956	205,278
International Speedway Corp.	4,248	206,623
Intersil Corp.—Class A	10,620	230,029
Interstate Bakeries Corp.	3,540	38,409
Investors Financial Services Corp.	4,956	215,982
ITT Educational Services, Inc.*	2,832	107,673
IVAX Corp.*	14,868	356,683
J.B. Hunt Transport Services, Inc.	5,664	218,518
Jacobs Engineering Group, Inc.*	4,248	167,287
Jefferies Group, Inc.	4,248	131,348
JetBlue Airways Corp.*	7,080	208,010
JM Smucker Co.	3,540	162,521
Keane, Inc.*	4,956	67,848
Kelly Services, Inc.—Class A	2,832	84,394
KEMET Corp.*	6,372	77,866
Kennametal, Inc.	2,832	129,706
Korn/Ferry International*	2,832	54,856
Krispy Kreme Doughnuts, Inc.*	4,248	81,094
L-3 Communications Holdings, Inc.	7,080	472,943
LaBranche & Co., Inc.	4,248	35,768
Lam Research Corp.*	9,912	265,641
Lancaster Colony Corp.	2,832	117,924
Lattice Semiconductor Corp.*	8,496	59,557
Laureate Education, Inc.*	2,832	108,296
Lear Corp.	4,956	292,355
Lee Enterprises, Inc.	3,540	169,955
Legg Mason, Inc.	4,956	451,045
Lennar Corp.—Class B	11,328	506,588
Leucadia National Corp.	4,956	246,313
Liberty Property Trust	5,664	227,750
LifePoint Hospitals, Inc.*	2,832	105,407
Lincare Holdings, Inc.*	7,080	232,649
Longview Fibre Co.*	3,540	52,144
LTX Corp.*	3,540	38,267
Lubrizol Corp.	3,540	129,635
Lyondell Chemical Co.	12,744	221,617
Mack-Cali Realty Corp.	4,248	175,782
Macromedia, Inc.*	4,248	104,288
Macrovision Corp.*	3,540	88,606
Mandalay Resort Group	4,956	340,180
Manpower, Inc.	6,372	323,505
Martin Marietta Materials	3,540	156,928
McDATA Corp.—Class A*	8,496	45,708
MDU Resources Group, Inc.	8,496	204,159
Media General, Inc.—Class A	1,416	90,936
Mentor Graphics Corp.*	4,956	76,669
Mercantile Bankshares Corp.	5,664	265,188
Michaels Stores, Inc.	4,956	272,580
Micrel, Inc.*	7,080	86,022
Microchip Technology, Inc.	14,868	468,936
Millennium Pharmaceuticals, Inc.*	21,240	293,112

See accompanying notes to the financial statements.

8

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Minerals Technologies, Inc.	1,416	$82,128
Modine Manufacturing Co.	2,832	90,199
Mohawk Industries, Inc.*	4,956	363,424
MONY Group, Inc.*	3,540	110,802
MPS Group, Inc.*	7,788	94,391
Murphy Oil Corp.	7,080	521,796
National Commerce Financial Corp.	15,576	506,221
National Fuel Gas Co.	6,372	159,300
National Instruments Corp.	6,372	195,302
National-Oilwell, Inc.*	6,372	200,654
Neiman Marcus Group, Inc.—Class A	3,540	197,001
Network Associates, Inc.*	11,328	205,376
New Plan Excel Realty Trust, Inc.REIT	7,080	165,389
New York Community Bancorp	12,744	250,165
Newfield Exploration Co.*	4,248	236,784
Newport Corp.*	2,832	45,793
Noble Energy, Inc.	4,248	216,648
Nordson Corp.	2,832	122,824
Northeast Utilities System	9,912	192,987
NSTAR	4,248	203,394
O’Reilly Automotive, Inc.*	4,248	192,010
OGE Energy Corp.	6,372	162,295
Ohio Casualty Corp.*	4,248	85,512
Old Republic International Corp.	14,160	335,875
Olin Corp.	5,664	99,800
Omnicare, Inc.	7,080	303,095
ONEOK, Inc.	7,080	155,689
Outback Steakhouse, Inc.	5,664	234,263
Oxford Health Plans, Inc.	6,372	350,714
Pacific Sunwear of California, Inc.*	5,664	110,844
PacifiCare Health Systems, Inc.*	5,664	218,970
Packaging Corp. of America	7,788	186,133
Par Pharmaceutical Companies, Inc.*	2,124	74,786
Patterson Dental Co.*	4,956	379,084
Patterson-UTI Energy, Inc.	5,664	189,234
Payless ShoeSource, Inc.*	4,248	63,338
Peabody Energy Corp.	4,248	237,846
Pentair, Inc.	7,080	238,171
Pepco Holdings, Inc.	7,788	142,365
PepsiAmericas, Inc.	9,912	210,531
Perrigo Co.	5,664	107,446
Petsmart, Inc.	10,620	344,620
Pier 1 Imports, Inc.	7,080	125,245
Pioneer Natural Resources Co.	8,496	298,040
Plains Exploration & Production Co.*	4,956	90,943
Plantronics, Inc.*	3,540	149,034
Plexus Corp.*	2,832	38,232
PMI Group, Inc.	7,080	308,122
PNM Resources, Inc.	4,248	88,231
Pogo Producing Co.	4,248	209,851
Polycom, Inc.*	7,788	174,529
Potlatch Corp.	2,124	88,443
Powerwave Technologies, Inc.*	8,496	65,419
Precision Castparts Corp.	4,248	232,323
Price Communications Corp.*	165	2,435
Pride International, Inc.*	9,912	169,594
Protective Life Corp.	4,956	191,649
Protein Design Labs, Inc.*	6,372	121,896
Provident Financial Group, Inc.	3,440	135,742
Puget Energy, Inc.	7,080	155,123

Common Stocks, continued
	Shares	Value
Quanta Services, Inc.*	8,496	$52,845
Quantum Corp.*	12,036	37,312
Questar Corp.	6,372	246,213
Radian Group, Inc.	7,080	339,132
Raymond James Financial Corp.	5,664	149,813
Rayonier, Inc.	3,540	157,353
Reader’s Digest Association, Inc.	7,788	124,530
Regis Corp.	2,832	126,279
Renal Care Group, Inc.*	5,197	172,177
Republic Services, Inc.	12,744	368,811
Retek, Inc.*	4,248	26,083
Reynolds & Reynolds Co.	4,956	114,632
RF Micro Devices, Inc.*	12,744	95,580
Rollins, Inc.	3,540	81,455
Ross Stores, Inc.	11,328	303,137
RPM, Inc.	8,496	129,139
RSA Security, Inc.*	4,248	86,957
Ruby Tuesday, Inc.	4,248	116,608
Ruddick Corp.	3,540	79,473
Ryland Group, Inc.	1,416	110,731
Saks, Inc.	10,620	159,300
Sandisk Corp.*	9,912	214,991
SCANA Corp.	7,788	283,249
Scholastic Corp.*	2,832	84,818
SEI Investments Co.	8,496	246,724
Semtech Corp.*	5,664	133,331
Sensient Technologies Corp.	3,540	76,039
Sepracor, Inc.*	6,372	337,079
Sequa Corp.—Class A*	708	41,397
Sierra Pacific Resources*	8,496	65,504
Silicon Laboratories, Inc.*	3,540	164,079
Silicon Valley Bancshares*	2,832	112,289
Six Flags, Inc.*	7,080	51,401
Smith International, Inc.*	7,080	394,781
Smithfield Foods, Inc.*	8,496	249,782
Sonoco Products Co.	7,080	180,540
Sotheby’s Holdings, Inc.—Class A*	4,956	79,098
SPX Corp.	5,664	263,037
StanCorp Financial Group, Inc.	2,124	142,308
Stericycle, Inc.*	2,832	146,528
STERIS Corp.*	4,956	111,807
Storage Technology Corp.*	7,788	225,852
Superior Industries International, Inc.	2,124	71,048
Swift Transportation Co., Inc.*	6,372	114,377
Sybase, Inc.*	7,788	140,184
Synopsys, Inc.*	11,328	322,056
TCF Financial Corp.	5,664	328,795
Tech Data Corp.*	4,248	166,224
Tecumseh Products Co.	1,416	58,325
Teleflex, Inc.	2,832	142,025
Telephone & Data Systems, Inc.	4,248	302,459
The Cheesecake Factory, Inc.*	3,540	140,857
The Scotts Co.—Class A*	2,124	135,680
Thor Industries, Inc.	2,832	94,758
Tidewater, Inc.	4,248	126,590
Timberland Co.—Class A*	2,832	182,919
Titan Corp.*	5,664	73,519
Toll Brothers, Inc.*	4,956	209,738
Tootsie Roll Industries, Inc.	4,248	138,060
Transaction Systems Architects, Inc.*	2,832	60,973

See accompanying notes to the financial statements.

9

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Triad Hospitals, Inc.*	5,664	$210,871
Trinity Industries, Inc.	3,540	112,537
TriQuint Semiconductor, Inc.*	9,912	54,120
Tupperware Corp.	4,248	82,539
Tyson Foods, Inc.—Class A	26,904	563,639
United Dominion Realty Trust, Inc.	9,204	182,055
United Rentals, Inc.*	5,664	101,329
United Systems Technology, Inc.*	950	67
Unitrin, Inc.	4,956	211,126
Universal Corp.	2,124	108,197
Universal Health Services, Inc. —Class B	4,248	194,941
UTStarcom, Inc.*	6,130	185,433
Valassis Communications, Inc.*	4,248	129,437
Valeant Pharmaceuticals International	6,372	127,440
Valspar Corp.	3,540	178,558
Varco International, Inc.*	7,080	154,981
Varian Medical Systems, Inc.*	4,956	393,260
Varian, Inc.*	2,124	89,527
Vectren Corp.	5,664	142,110
Vertex Pharmaceuticals, Inc.*	5,664	61,398
Viad Corp.	6,480	175,025
Vishay Intertechnology, Inc.*	12,036	223,629
VISX, Inc.*	3,540	94,589
W.R. Berkley Corp.	6,372	273,677
Waddell & Reed Financial, Inc.	6,372	140,885
Washington Federal, Inc.	5,664	135,936
Washington Post Co.—Class B	708	658,448
Weatherford International, Ltd.*	9,912	445,842
Webster Financial Corp.	4,248	199,741
Werner Enterprises, Inc.	5,664	119,510
Westamerica Bancorporation	2,832	148,538
Westar Energy, Inc.	5,664	112,770
Western Gas Resources, Inc.	5,664	183,967
Westwood One, Inc.*	7,788	185,354
WGL Holdings, Inc.	3,540	101,669
Whole Foods Market, Inc.	4,248	405,472
Williams-Sonoma, Inc.*	8,496	280,028
Wilmington Trust Corp.	4,956	184,462
Wind River Systems, Inc.*	5,664	66,609
Wisconsin Energy Corp.	8,496	277,055
WPS Resources Corp.	2,832	131,263
XTO Energy, Inc.	16,992	506,192
York International Corp.	2,832	116,310
Zebra Technologies Corp.*	3,540	307,980

TOTAL COMMON STOCKS (Cost $60,954,497)		73,497,986

U.S. Government Agency Obligations (22.3%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$21,283,000	21,283,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,283,000)		21,283,000

TOTAL INVESTMENT SECURITIES (Cost $82,237,497)—99.2%		94,780,986
Net other assets (liabilities)—0.8%		786,655

NET ASSETS—100.0%		$95,567,641

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $22,496,000)	74	$414,692

*	Non-Income producing security
REIT	Real Estate Investment Trust

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.9%
Auto Parts & Equipment	0.8%
Banks	4.8%
Beverages	0.5%
Biotechnology	0.6%
Building Materials	0.3%
Chemicals	1.9%
Coal	0.4%
Commercial Services	2.9%
Communication Services	0.3%
Computers	2.8%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.6%
Electric	3.5%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.3%
Entertainment	0.6%
Environmental Control	0.5%
Food	2.6%
Forest Products & Paper	0.5%
Gas	0.4%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	3.0%
Healthcare—Services	2.5%
Home Builders	1.5%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	4.6%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.8%
Machinery—Diversified	0.9%
Media	1.8%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.4%
Oil & Gas	3.1%
Oil & Gas Services	2.0%
Packaging & Containers	0.4%
Pharmaceuticals	2.4%

See accompanying notes to the financial statements.

10

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.9%
Real Estate Investment Trust	1.3%
Retail	5.8%
Savings & Loans	1.5%
Semiconductors	2.8%
Software	2.1%
Telecommunications	2.0%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.1%
Other**	23.1%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

11

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (70.9%)
	Shares	Value
21st Century Insurance Group	4,246	$54,943
99 Cents Only Stores*	9,650	147,163
A.C. Moore Arts & Crafts, Inc.*	2,702	74,332
AAR Corp.*	6,562	74,479
Aaron Rents, Inc.	4,632	153,504
Abaxis, Inc.*	3,474	65,937
Abgenix, Inc.*	16,212	190,005
ABM Industries, Inc.	7,334	142,793
Acadia Realty TrustREIT	5,018	68,947
Actuant Corp.*	4,246	165,552
Acuity Brands, Inc.	5,404	145,908
Adaptec, Inc.*	20,844	176,340
Advanced Digital Information Corp.*	12,738	123,559
Advisory Board Co.*	3,474	123,674
ADVO, Inc.	5,404	177,899
Aeropostale, Inc.*	102	2,745
Affiliated Managers Group, Inc.*	88	4,433
Affordable Residential CommunitiesREIT	5,018	83,299
Agile Software Corp.*	10,422	91,193
AirTran Holdings, Inc.*	8,878	125,535
AK Steel Holding Corp.*	21,616	113,916
Alabama National BanCorp	2,316	128,469
Alamosa Holdings, Inc.*	12,738	93,624
Albany International Corp.—Class A	5,018	168,404
Albany Molecular Research, Inc.*	4,632	59,892
Albemarle Corp.	3,474	109,952
Alfa Corp.	6,562	91,868
Alkermes, Inc.*	15,054	204,734
Allegheny Technologies, Inc.	10,808	195,085
Alliance Gaming Corp.*	10,036	172,218
Alpharma, Inc.	4,246	86,958
Altiris, Inc.*	4,246	117,232
AMC Entertainment, Inc.*	6,176	94,925
AMCOL International Corp.	4,246	80,462
American Medical Security Group, Inc.*	2,316	63,111
American Medical Systems Holdings, Inc.*	5,018	169,107
American States Water Co.	3,088	71,765
American Woodmark Corp.	1,158	69,306
AMERIGROUP Corp.*	1,544	75,965
Amis Holdings, Inc.*	6,176	104,498
Amli Residential Properties TrustREIT	5,018	147,228
AmSurg Corp.*	5,893	148,091
Anaren Microwave, Inc.*	4,246	69,380
Anchor BanCorp Wisconsin, Inc.	3,860	102,058
Anixter International, Inc.	5,018	170,763
ANSYS, Inc.*	3,088	145,136
Anteon International Corp.*	4,632	151,096
Anthracite Capital, Inc.REIT	8,878	106,358
Apogee Enterprises, Inc.	5,404	56,202
Apollo Investment Corp.*	12,352	170,087
Applera Corp.—Celera Genomics Group*	14,282	164,386
Applied Industrial Technologies, Inc.	3,474	104,637
Apria Healthcare Group, Inc.*	4,632	132,938
AptarGroup, Inc.	4,632	202,372
aQuantive, Inc.*	9,264	91,528
Aquilla, Inc.*	38,600	137,416
Arbitron, Inc.*	3,088	112,774
Arch Chemicals, Inc.	4,246	122,370
Arch Wireless, Inc.—Class A*	3,474	98,974
Arctic Cat, Inc.	2,702	74,386

Common Stocks, continued
	Shares	Value
Argonaut Group, Inc.*	4,632	$85,368
Ariad Pharmaceuticals, Inc.*	10,422	78,061
Ariba, Inc.*	54,426	107,763
Arkansas Best Corp.	4,246	139,778
Armor Holdings, Inc.*	4,632	157,488
Artisan Components, Inc.*	4,632	119,506
Ascential Software Corp.*	11,580	185,164
Atherogenics, Inc.*	7,334	139,566
Avanex Corp.*	15,826	61,563
Aviall, Inc.*	4,632	88,054
Avista Corp.	6,176	113,762
Axcelis Technologies, Inc.*	18,914	235,289
Aztar Corp.*	3,088	86,464
Baldor Electric Co.	5,790	135,197
BancorpSouth, Inc.	11,966	269,593
Bandag, Inc.	1,930	85,943
Bankatlantic Bancorp, Inc.—Class A	4,632	85,460
Banner Corp.	1,930	56,086
Banta Corp.	2,702	119,996
BE Aerospace, Inc.*	7,334	55,592
Bel Fuse, Inc.—Class B	2,316	96,577
Belden, Inc.	5,018	107,536
Benchmark Electronics, Inc.*	7,334	213,419
Berry Petroleum Co.—Class A	3,474	102,170
Beverly Enterprises, Inc.*	21,230	182,578
BioMarin Pharmaceutical, Inc.*	12,738	76,428
Black Box Corp.	3,088	145,939
Black Hills Corp.	3,474	109,431
Blue Coat Systems, Inc.*	1,930	64,636
Blyth, Inc.	3,860	133,131
Boca Resorts, Inc.—Class A*	4,246	84,156
Bone Care International, Inc.*	3,088	72,321
Boston Private Financial Holdings, Inc.	5,404	125,157
Bowne & Co., Inc.	6,948	110,126
Boyd Gaming Corp.	2,702	71,792
Brady Corp.—Class A	3,474	160,151
Brandywine Realty TrustREIT	4,632	125,944
Bright Horizons Family Solutions, Inc.*	2,702	144,854
Brocade Communications Systems, Inc.	50,566	302,384
Brooks Automation, Inc.*	8,106	163,336
Brown Shoe Company, Inc.	3,474	142,191
Brush Wellman, Inc.*	3,474	65,659
Buckeye Technologies, Inc.*	5,790	66,585
Burlington Coat Factory Warehouse Corp.	3,474	67,048
C&D Technologies, Inc.	4,246	75,706
C-COR.net Corp.*	8,492	87,383
Cabot Microelectronics Corp.*	4,246	129,970
California Pizza Kitchen, Inc.*	3,860	73,958
California Water Service Group	3,088	85,075
Callaway Golf Co.	11,966	135,694
Calpine Corp.*	82,218	355,182
Cambrex Corp.	4,632	116,865
Capital City Bank Group, Inc.	1,930	76,409
Caraustar Industries, Inc.*	5,790	81,697
Carpenter Technology Corp.	3,860	131,433
Cascade Bancorp	3,474	64,200
Cascade Corp.	1,930	60,313
Casella Waste Systems, Inc.*	3,860	50,759
Casey’s General Stores, Inc.	10,036	183,659
Cash America International, Inc.	5,790	133,170

See accompanying notes to the financial statements.

12

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Catalina Marketing Corp.*	9,264	$169,439
Cathay Bancorp, Inc.	4,246	283,207
Cato Corp.—Class A	3,860	86,657
CB Bancshares, Inc.	772	71,950
Cell Therapeutics, Inc.*	10,036	73,965
Centene Corp.*	3,860	148,803
Central Pacific Financial Corp.	3,088	84,920
Central Parking Corp.	3,474	64,929
Century Aluminum Co.*	3,474	86,120
CH Energy Group, Inc.	3,088	143,407
Champion Enterprises, Inc.*	12,352	113,391
Charles River Associates, Inc.*	1,930	59,734
Charming Shoppes, Inc.*	22,774	203,371
Charter Communications, Inc.—Class A*	53,268	208,811
Charter Municipal Mortgage Acceptance Co.	6,948	136,598
Chattem, Inc.*	3,474	100,294
Checkpoint Systems, Inc.*	6,562	117,657
Chemical Financial Corp.	4,632	170,874
Cheniere Energy, Inc.*	3,860	75,540
Chesapeake Corp.	3,860	102,985
Chippac, Inc.—Class A*	11,966	75,027
Chiquita Brands International, Inc.*	6,948	145,352
Chittenden Corp.	4,246	149,247
Chordiant Software, Inc.*	14,282	65,126
Christopher & Banks Corp.	6,562	116,213
Churchill Downs, Inc.	1,544	62,841
Ciber, Inc.*	10,036	82,496
Cimarex Energy Co.*	7,334	221,707
Cincinnati Bell, Inc.*	48,636	215,944
Circor International, Inc.	3,088	62,964
Citizens Banking Corp.	8,492	263,677
City Holding Co.	3,474	109,709
CKE Restaurants, Inc.*	10,422	138,925
Clarcor, Inc.	2,702	123,752
CLECO Corp.	8,878	159,626
CMGI, Inc.*	74,498	145,271
CMS Energy Corp.*	26,248	239,644
CNET Networks, Inc.*	22,002	243,562
Coeur d’Alene Mines Corp.*	42,460	173,236
Cognex Corp.	7,720	297,065
Coherent, Inc.*	5,790	172,832
Cohu, Inc.	4,246	80,844
Cole National Corp.*	2,702	63,092
Commerce Group, Inc.	4,246	209,625
Commercial Federal Corp.	5,404	146,448
Commercial Metals Co.	5,018	162,833
Commercial NET Lease RealtyREIT	9,264	159,341
Commscope, Inc.*	4,246	91,077
Community Bank System, Inc.	5,018	114,360
Community Banks, Inc.	1,930	56,684
Community Trust Bancorp, Inc.	2,316	70,638
Compass Minerals International, Inc.	3,088	59,845
CompuCredit Corp.*	3,860	66,778
Comstock Resources, Inc.*	4,632	90,139
Conceptus, Inc.*	5,018	56,453
Concur Technologies, Inc.*	5,018	53,693
CONMED Corp.*	5,790	158,646
Consolidated Graphics, Inc.*	2,316	102,020
Continental Airlines, Inc.—Class B*	10,808	122,887

Common Stocks, continued
	Shares	Value
Cooper Tire & Rubber Co.	9,264	$213,072
Cornerstone Realty Income Trust, Inc.REIT	10,036	88,016
Corporate Office Properties TrustREIT	5,790	143,882
Correctional Properties TrustREIT	2,316	67,743
Corrections Corp. of America*	6,176	243,891
Corus Bankshares, Inc.	3,088	126,948
Corvis Corp.*	77,200	108,852
CoStar Group, Inc.*	3,088	141,832
Cousins Properties, Inc.REIT	4,632	152,624
Cray, Inc.*	16,984	112,434
Credence Systems Corp.*	16,212	223,726
Crompton Corp.	22,774	143,476
Cross Country Healthcare, Inc.*	4,632	84,071
Crown Holdings, Inc.*	21,230	211,662
CSK Auto Corp.*	8,106	138,937
Cti Molecular Imaging, Inc.*	6,176	87,576
Cubic Corp.	3,088	64,632
Cubist Pharmaceuticals, Inc.*	8,106	89,977
Cuno, Inc.*	3,474	185,338
Curtiss-Wright Corp.	3,860	216,893
CV Therapeutics, Inc.*	6,176	103,510
CVB Financial Corp.	7,334	159,735
Datascope Corp.	2,316	91,922
Decode Genetics, Inc.*	9,650	82,025
Delphi Financial Group, Inc.—Class A	1,930	85,885
Delta Air Lines, Inc.*	21,230	151,158
Deltic Timber Corp.	1,930	74,112
Denbury Resources, Inc.*	5,404	113,214
Dendrite International, Inc.*	7,334	136,266
DHB Industries, Inc.*	3,860	58,595
Diagnostic Products Corp.	3,860	169,608
Dick's Sporting Goods, Inc.*	5,790	193,096
Digital River, Inc.*	5,790	188,928
Digital Theater Systems, Inc.*	3,474	90,845
Digitas, Inc.*	10,808	119,212
Dime Community Bancshares, Inc.	6,176	107,956
Dionex Corp.*	3,860	212,956
Direct General Corp.	3,088	99,619
Discovery Laboratories, Inc.*	9,264	88,842
Ditech Communications Corp.*	5,790	135,139
Dj Orthopedics, Inc.*	3,474	79,902
Dobson Communications Corp.*	21,616	70,468
Dollar Thrifty Automotive Group, Inc.*	4,246	116,510
Downey Financial Corp.	2,702	143,882
Drew Industries, Inc.*	1,544	62,841
DRS Technologies, Inc.*	3,088	98,507
Duane Reade, Inc.*	5,018	81,944
Dyax Corp.*	5,018	58,962
Dycom Industries, Inc.*	6,176	172,928
Eagle Materials—Class A	3,088	219,309
EarthLink, Inc.*	26,634	275,662
Eastgroup Properties, Inc.REIT	3,474	116,970
Eclipsys Corp.*	7,334	111,917
EDO Corp.	3,088	74,483
eFunds Corp.*	8,878	155,365
El Paso Electric Co.*	8,878	137,076
Electro Scientific Industries, Inc.*	5,404	152,987
ElkCorp	3,860	92,408
Emmis Communications Corp.*	8,492	178,162

See accompanying notes to the financial statements.

13

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Empire District Electric Co.	4,632	$93,150
Emulex Corp.*	13,896	198,852
Encompass Services Corp.*	1	0
Encore Acquisition Co.*	4,246	118,463
Encysive Pharmaceuticals, Inc.*	10,422	88,587
EnPro Industries, Inc.*	4,246	97,573
Enterasys Networks, Inc.*	41,688	87,962
Entertainment Properties TrustREIT	3,860	137,956
Entravision Communications Corp.*	9,650	74,112
Entrust Technologies, Inc.*	12,738	57,321
Enzo Biochem, Inc.*	4,632	69,480
Epicor Software Corp.*	7,720	108,466
Equity Inns, Inc.REIT	8,878	82,477
Equity One, Inc.REIT	5,790	104,683
eResearch Technology, Inc.*	6,209	173,852
ESCO Technologies, Inc.*	2,702	144,179
ESS Technology, Inc.*	6,562	70,279
Essex Property Trust, Inc.REIT	1,930	131,916
Esterline Technologies Corp.*	4,246	125,384
Ethan Allen Interiors, Inc.	1,930	69,306
Excel Technology, Inc.*	2,316	77,007
Exelixis, Inc.*	12,352	124,632
Exide Technologies*	4,632	94,724
ExpressJet Holdings, Inc.*	7,334	89,035
F.N.B. Corp.	5,404	110,242
FBL Financial Group, Inc.—Class A	2,316	65,450
FelCor Lodging Trust, Inc.REIT*	9,650	116,765
Ferro Corp.	5,404	144,179
Fidelity Bankshares, Inc.	2,702	95,786
Filenet Corp.*	6,948	219,347
Financial Federal Corp.*	2,702	95,273
Finisar Corp.*	32,810	64,964
Finish Line, Inc.—Class A*	3,860	116,456
First BanCorp	6,176	251,672
First Charter Corp.	5,790	126,164
First Citizens BancShares, Inc.—Class A	1,158	141,276
First Commonwealth Financial Corp.	13,896	180,231
First Community Bancorp—Class A	2,702	103,865
First Community Bankshares, Inc.	1,930	64,655
First Federal Capital Corp.	3,860	107,424
First Financial Bancorp	6,948	123,119
First Financial Bankshares, Inc.	2,702	113,295
First Financial Corp.	2,702	86,194
First Financial Holdings, Inc.	2,316	66,724
First Health Group Corp.*	15,054	234,993
First Horizon Pharmaceutical Corp.*	5,018	94,840
First Industrial Realty Trust, Inc.REIT	5,018	185,064
First Merchants Corp.	3,860	100,167
First National Bancshares	9,406	178,247
First Republic Bank	2,702	116,402
First Sentinel Bancorp, Inc.	4,632	95,188
FirstFed Financial Corp.*	2,702	112,403
Fisher Communications, Inc.*	1,158	58,282
Florida East Coast Industries, Inc.	4,246	164,108
Flowers Foods, Inc.	6,176	161,502
Flushing Financial Corp.	3,474	61,316
Forest Oil Corp.*	5,018	137,092
Formfactor, Inc.*	5,404	121,320
Franklin Electric Co., Inc.	3,088	116,603
Fred’s, Inc.	7,720	170,535

Common Stocks, continued
	Shares	Value
Frontier Financial Corp.	3,088	$107,895
FTI Consulting, Inc.*	7,334	121,011
Fuller (H. B.) Co.	5,018	142,511
Furniture Brands International, Inc.	3,860	96,693
G & K Services, Inc.	3,474	139,620
Gables Residential TrustREIT	1,930	65,581
Gardner Denver, Inc.*	3,474	96,925
Gartner Group, Inc.*	8,878	117,367
Gateway, Inc.*	44,004	198,018
GATX Corp.	4,246	115,491
Gaylord Entertainment Co.*	4,632	145,398
GenCorp, Inc.	6,948	93,034
General Cable Corp.*	7,720	66,006
General Communication, Inc.—Class A*	8,878	70,491
Genesee & Wyoming, Inc.—Class A*	3,088	73,186
Genesis Healthcare Corp.*	3,860	112,094
Gentiva Health Services, Inc.*	5,018	81,593
Geron Corp.*	8,878	71,823
Getty Realty Corp.REIT	3,474	87,406
Gibraltar Steel Corp.	3,088	101,348
Glacier Bancorp, Inc.	5,051	142,287
Glatfelter (P.H.) Co.	5,790	81,523
Glimcher Realty TrustREIT	6,562	145,151
Global Industries, Ltd.*	16,212	92,733
Global Power Equipment Group, Inc.*	6,562	52,627
Golden Telecom, Inc.	2,702	76,034
Goodyear Tire & Rubber Co.*	27,792	252,630
Granite Construction, Inc.	3,088	56,294
Graphic Packaging Corp.*	13,124	113,523
Gray Television, Inc.	8,878	123,315
Greif Brothers Corp.—Class A	2,702	114,160
Grey Wolf, Inc.*	37,056	157,117
Group 1 Automotive, Inc.*	3,088	102,552
Guitar Center, Inc.*	4,246	188,820
Gymboree Corp.*	6,176	94,863
Hancock Holding Co.	5,404	157,040
Handleman Co.	4,632	107,277
Hanover Compressor Co.*	9,264	110,242
Harbor Florida Bancshares, Inc.	4,246	116,807
Harland (John H.) Co.	5,018	147,278
Harleysville National Corp.	5,018	128,461
Harris Interactive, Inc.*	9,650	64,848
Harvest Natural Resources, Inc.*	6,948	103,595
Haverty Furniture Companies, Inc.	3,860	67,473
Hayes Lemmerz International, Inc.*	7,334	110,743
Healthcare Realty Trust, Inc.REIT	5,404	202,542
Heartland Express, Inc.	6,176	168,975
Hecla Mining Co.*	23,546	134,212
HEICO Corp.	3,860	70,445
Helmerich & Payne, Inc.	6,176	161,317
Hibbet Sporting Goods, Inc.*	4,632	126,685
Highland Hospitality Corp.REIT	6,948	69,827
Highwoods Properties, Inc.REIT	9,650	226,775
Hollinger International, Inc.	8,878	149,062
Holly Corp.	1,930	72,182
Hologic, Inc.*	3,860	89,745
Home Properties of New York, Inc.REIT	3,088	120,370
HomeStore.com, Inc.*	18,914	75,467
Hooper Holmes, Inc.	11,194	64,254
Horace Mann Educators Corp.	7,334	128,198

See accompanying notes to the financial statements.

14

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Hot Topic, Inc.*	9,650	$197,728
Hudson River Bancorp, Inc.	6,176	105,424
Human Genome Sciences, Inc.*	22,774	264,862
Hydril Co.*	3,088	97,272
Hypercom Corp.*	10,036	84,804
IBERIABANK Corp.	1,158	68,530
Identix, Inc.*	17,370	129,754
IDEX Corp.	7,367	253,056
IDX Systems Corp.*	4,246	135,405
IHOP Corp.	4,246	151,837
II-VI, Inc.	2,316	71,009
Imation Corp.	6,176	263,158
IMC Global, Inc.	15,054	201,725
IMPAC Mortgage Holdings, Inc.REIT	6,948	156,469
Impax Laboratories, Inc.*	9,650	187,017
Incyte Genomics, Inc.*	11,966	91,420
Independence Community Bank Corp.	6,122	222,842
Independent Bank Corp.	6,562	177,638
Infinity Property & Casualty Corp.	4,246	140,118
InFocus Corp.*	7,720	65,620
Informatica Corp.*	16,984	129,588
infoUSA, Inc.*	6,176	62,625
InnKeepers U.S.A. TrustREIT	6,562	67,654
Insight Communications Co., Inc.*	8,878	82,210
Insituform Technologies, Inc.—Class A*	5,404	87,923
Integra Bank Corp.	3,088	68,029
Integrated Device Technology, Inc.*	11,580	160,267
Integrated Silicon Solution, Inc.*	6,948	84,835
Interactive Data Corp.*	7,334	127,758
Interdigital Communications Corp.*	10,422	196,038
Interface, Inc.*	8,878	77,505
Internet Capital Group, Inc.*	7,720	59,753
Internet Security Systems, Inc.*	7,334	112,504
Interstate Bakeries Corp.	8,106	87,950
InterVoice-Brite, Inc.*	6,948	79,694
Interwoven, Inc.*	8,106	81,871
Intrado, Inc.*	3,474	55,897
Intuitive Surgical, Inc.*	6,562	124,678
Invacare Corp.	4,632	207,143
Inveresk Research Group, Inc.*	5,790	178,564
Inverness Medical Innovation, Inc.*	2,702	59,174
Investors Real Estate TrustREIT	8,106	84,140
Iomega Corp.	10,036	56,001
Ionics, Inc.*	3,474	98,141
Ipass, Inc.*	8,878	94,018
Ipayment, Inc.*	1,930	79,130
Irwin Financial Corp.	3,474	91,714
ISIS Pharmaceuticals, Inc.*	10,422	59,822
Jack in the Box, Inc.*	3,474	103,178
Jacuzzi Brands, Inc.*	15,054	121,486
JAKKS Pacific, Inc.*	5,018	104,324
Jarden Corp.*	4,632	166,706
JLG Industries, Inc.	7,720	107,231
Jo-Ann Stores, Inc.*	3,860	113,484
Jones Lang LaSalle, Inc.*	5,404	146,448
Journal Register Co.*	7,720	154,400
Joy Global, Inc.	9,650	288,920
K-V Pharmaceutical Co.*	6,948	160,429
K2, Inc.*	6,176	96,963
Kadant, Inc.*	2,702	62,497

Common Stocks, continued
	Shares	Value
Kansas City Southern Industries, Inc.*	7,720	$119,660
Kaydon Corp.	5,018	155,207
Kcs Energy, Inc.*	9,650	128,538
Keane, Inc.*	8,878	121,540
Kellwood Co.	3,860	168,103
Kelly Services, Inc.—Class A	3,474	103,525
Kennametal, Inc.	6,562	300,539
Kensey Nash Corp.*	1,930	66,585
Key Energy Group*	15,440	145,753
Keystone Automotive Industries, Inc.*	3,088	86,124
KFx, Inc.*	8,492	64,709
Kilroy Realty Corp.REIT	2,316	78,976
Kimball International, Inc.—Class B	4,246	62,629
Kindred Healthcare, Inc.*	5,404	142,395
Kirby Corp.*	4,246	165,169
Knight Trading Group, Inc.*	22,774	228,195
Knight Transportation, Inc.*	5,018	144,167
Kopin Corp.*	13,896	71,009
Korn/Ferry International*	6,176	119,629
Kramont Realty TrustREIT	4,632	74,112
Kronos, Inc.*	5,018	206,741
La Quinta Corp.*	37,056	311,270
La-Z-Boy, Inc.	9,264	166,567
LabOne, Inc.*	3,474	110,404
Labor Ready, Inc.*	6,948	107,694
Laclede Group, Inc.	4,246	116,383
Laidlaw International*	17,370	225,115
Lancaster Colony Corp.	5,404	225,022
Lance, Inc.	5,018	77,277
Landauer, Inc.	1,930	86,194
Landstar System, Inc.*	5,790	306,118
Lasalle Hotel PropertiesREIT	5,404	131,858
Lattice Semiconductor Corp.*	22,388	156,940
Lawson Software, Inc.*	10,808	76,521
Lennox International, Inc.	8,106	146,719
Levitt Corp.*	3,088	79,547
Lexicon Genetics, Inc.*	12,352	96,840
Libbey, Inc.	2,702	75,008
Lifecell Corp.*	5,790	65,369
Ligand Pharmaceuticals, Inc.—Class B*	13,896	241,512
Lincoln Electric Holdings, Inc.	6,562	223,698
Lindsay Manufacturing Co.	2,316	55,630
Linens ’n Things, Inc.*	4,632	135,764
Lionbridge Technologies*	9,264	70,870
Lithia Motors, Inc.—Class A	2,702	66,956
Littelfuse, Inc.*	4,246	180,073
LKQ Corp.*	2,702	50,068
LNR Property Corp.	1,158	62,822
Longview Fibre Co.*	10,036	147,830
Luminex Corp.*	5,404	54,364
M/I Schottenstein Homes, Inc.	1,930	78,358
Macdermid, Inc.	5,404	182,925
Macrovision Corp.*	8,492	212,554
Magellan Health Services, Inc.*	5,404	180,764
Magnum Hunter Resources, Inc.*	12,352	128,214
Maguire Properties, Inc.REIT	5,790	143,418
Manitowoc Co.	4,632	156,793
ManTech International Corp.—Class A*	3,474	65,207
Manufactured Home Communities, Inc.REIT	3,088	102,491
Marcus Corp.	3,860	66,585

See accompanying notes to the financial statements.

15

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
MarineMax, Inc.*	2,316	$66,423
MatrixOne, Inc.*	9,650	66,682
Matthews International Corp.—Class A	6,562	216,151
Mattson Technology, Inc.*	7,720	92,794
Maverick Tube Corp.*	2,702	70,955
Maximus, Inc.*	3,474	123,188
MB Financial, Inc.	3,474	127,878
McDATA Corp.—Class A*	23,160	124,601
McGrath Rentcorp	1,930	71,314
Medarex, Inc.*	15,826	115,372
Mentor Corp.	8,106	277,955
Mercury Computer Systems, Inc.*	4,246	105,301
MeriStar Hospitality Corp.REIT*	17,370	118,811
Metal Management*	3,474	68,820
Metals USA, Inc.*	3,860	69,017
Methode Electronics, Inc.—Class A	6,948	90,116
Metrocall Holdings, Inc.*	1,158	77,586
MFA Mortgage Investments, Inc.REIT	13,510	120,239
MGE Energy, Inc.	3,860	125,952
Micromuse, Inc.*	15,440	103,294
Micros Systems, Inc.*	3,088	148,131
Mid-State Bancshares	4,632	108,898
Millennium Chemicals, Inc.*	10,808	187,195
Mindspeed Technologies, Inc.*	19,686	97,643
Mine Safety Appliances Co.	4,246	143,090
Modine Manufacturing Co.	4,632	147,529
Molina Healthcare, Inc.*	1,930	73,687
Monaco Coach Corp.	4,632	130,483
Moog, Inc.—Class A*	5,018	186,218
MPS Group, Inc.*	19,300	233,916
MTS Systems Corp.	4,246	99,569
Mueller Industries, Inc.	4,632	165,825
Myers Industries, Inc.	4,246	59,869
Mykrolis Corp.*	8,106	141,207
Nabi Biopharmaceuticals*	11,580	164,668
Nara Bancorp, Inc.	3,474	59,510
National Financial Partners	6,562	231,441
National Health Investors, Inc.REIT	4,632	125,944
National Penn Bancshares, Inc.	4,632	137,756
National Western Life Insurance Co. —Class A*	386	59,270
Nationwide Health Properties, Inc.REIT	12,352	233,452
Navigant Consulting Co.*	8,878	190,344
NBT Bancorp, Inc.	6,562	146,595
NCI Building Systems, Inc.*	3,474	113,079
NCO Group, Inc.*	5,404	144,233
NDCHealth Corp.	3,088	71,642
Newcastle Investment Corp.REIT	5,790	173,411
Newpark Resources, Inc.*	16,598	102,908
NMS Communications Corp.*	9,264	68,368
North Fork Bancorp, Inc.	396	15,068
North Pittsburgh Systems, Inc.	3,088	61,914
Northwest Airlines Corp. Class A*	13,510	150,231
Northwest Bancorp, Inc.	3,860	88,394
Northwest Natural Gas Co.	5,404	164,822
NS Group, Inc.*	3,474	57,113
Nu Skin Enterprises, Inc.	9,650	244,337
Nuvelo, Inc.*	5,790	55,700
Oceaneering International, Inc.*	5,018	171,866
Octel Corp.	2,316	60,980

Common Stocks, continued
	Shares	Value
Ocular Sciences, Inc.*	3,860	$146,680
Ocwen Financial Corp.*	7,720	92,949
Odyssey Healthcare, Inc.*	7,334	138,026
Offshore Logistics, Inc.*	3,860	108,543
Ohio Casualty Corp.*	11,966	240,877
Oil States International, Inc.*	5,790	88,587
Old Dominion Freight Line, Inc.*	3,121	92,007
Old National Bancorp	11,194	277,946
Old Second Bancorp, Inc.	1,158	61,085
OM Group, Inc.*	4,246	140,160
Omega Healthcare Investors, Inc.REIT	9,264	93,011
ON Semiconductor Corp.*	23,932	120,139
Onyx Pharmaceuticals, Inc.*	5,018	212,562
Open Solutions, Inc.*	2,316	57,854
Opsware, Inc.*	10,036	79,485
OraSure Technologies, Inc.*	7,720	75,116
Orbital Sciences Corp.*	8,492	117,275
Oriental Financial Group, Inc.	3,474	94,041
OrthoLogic Corp.*	6,948	60,239
Oscient Pharmaceuticals Corp.*	11,966	61,146
Otter Tail Power Co.	5,018	134,783
Overseas Shipholding Group, Inc.	1,930	85,171
Overstock.com, Inc.*	2,316	90,509
Owens & Minor, Inc.	7,334	189,951
Oxford Industries, Inc.	2,702	117,699
P.F. Chang’s China Bistro, Inc.*	3,088	127,071
Pacific Capital Bancorp	8,878	249,738
Packeteer, Inc.*	6,562	105,976
PalmOne, Inc.*	5,018	174,476
Par Pharmaceutical Companies, Inc.*	1,544	54,364
Parametric Technology Corp.*	52,882	264,409
PAREXEL International Corp.*	5,018	99,356
Park National Corp.	2,316	295,775
Parker Drilling Co.*	18,528	70,777
Parkway Properties, Inc.REIT	198	8,801
Paxar Corp.*	6,948	135,625
Payless ShoeSource, Inc.*	11,966	178,413
Pediatrix Medical Group, Inc.*	3,860	269,621
Peet’s Coffee & Tea, Inc.*	2,316	57,877
Penn Virginia Corp.	3,474	125,446
Pennsylvania REIT	5,404	185,087
Pep Boys-Manny, Moe & Jack	4,632	117,421
Per-Se Technologies, Inc.*	4,632	67,349
Perot Systems Corp.—Class A*	15,054	199,767
Perrigo Co.	11,966	226,995
PFF Bancorp, Inc.	1,930	71,873
Pharmos Corp.*	17,370	71,391
Philadelphia Consolidated Holding Corp.*	3,474	208,683
Pinnacle Entertainment, Inc.*	6,948	87,614
Pixelworks, Inc.*	8,106	124,184
Plains Exploration & Production Co.*	11,580	212,493
Plug Power, Inc.*	9,650	72,182
PNM Resources, Inc.	9,264	192,413
PolyOne Corp.*	18,142	134,976
Post Properties, Inc.REIT	7,720	225,038
Powerwave Technologies, Inc.*	12,738	98,083
Prentiss Properties TrustREIT	5,790	194,081
Presidential Life Corp.	4,246	76,513
Price Communications Corp.*	7,070	104,353
Price Legacy Corp.REIT	4,246	78,381

See accompanying notes to the financial statements.

16

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Prima Energy Corp.*	1,930	$76,370
Prime Hospitality Corp.*	7,334	77,887
PRIMEDIA, Inc.*	26,248	72,969
Primus Telecommunications Group, Inc.*	14,668	74,513
Priority Healthcare Corp.—Class B*	5,790	132,881
PrivateBancorp, Inc.	3,088	84,796
ProAssurance Corp.*	5,018	171,164
ProQuest Co.*	4,632	126,222
Prosperity Bancshares, Inc.	3,088	75,193
Provident Bankshares Corp.	6,562	189,248
Provident Financial Services, Inc.	10,808	189,680
Province Healthcare Co.*	8,878	152,258
PS Business Parks, Inc.REIT	2,316	93,196
PSS World Medical, Inc.*	13,510	151,312
Pulitzer, Inc.	1,544	75,502
Quanta Services, Inc.*	14,282	88,834
Quantum Corp.*	35,512	110,087
R & G Finanical Corp.—Class B	5,018	165,895
RailAmerica, Inc.*	6,948	101,441
RAIT Investment TrustREIT	3,860	95,149
Ralcorp Holdings, Inc.*	5,018	176,634
Range Resources Corp.	13,510	197,246
RARE Hospitality International, Inc.*	6,562	163,394
RC2 Corp.*	2,702	95,921
Reader's Digest Association, Inc.	13,510	216,025
RealNetworks, Inc.*	22,002	150,494
Realty Income Corp.REIT	5,018	209,401
Red Robin Gourmet Burgers*	2,316	63,389
Regal-Beloit Corp.	5,018	111,701
Reliance Steel & Aluminum Co.	3,474	140,072
Revlon, Inc.—Class A*	28,950	85,403
RF Micro Devices, Inc.*	33,968	254,760
RLI Corp.	3,860	140,890
Rock-Tenn Co.	5,790	98,141
Rogers Corp.*	3,088	215,850
RTI International Metals, Inc.*	4,246	67,724
Ruddick Corp.	6,562	147,317
Russell Corp.	5,790	103,988
RYAN’S Restaurant Group, Inc.*	8,492	134,174
Ryerson Tull, Inc.	4,632	73,556
S & T Bancorp, Inc.	4,632	148,131
S1 Corp.*	13,896	138,126
Safeguard Scientifics, Inc.*	23,546	54,156
SafeNet, Inc.*	4,632	128,214
Saga Communications, Inc.*	3,088	56,356
Salix Pharmaceuticals, Ltd.*	4,632	152,624
Sandy Spring Bancorp, Inc.	2,702	93,895
Sapient Corp.*	15,440	92,794
Scansoft, Inc.*	15,826	78,339
ScanSource, Inc.*	2,316	137,617
Schweitzer-Mauduit International, Inc.	2,316	70,939
SCP Pool Corp.	6,948	312,660
Seacoast Financial Services Corp.	5,790	200,334
SEACOR SMIT, Inc.*	3,088	135,656
Secure Computing Corp.*	6,948	80,944
Select Comfort Corp.*	6,562	186,361
Select Medical Corp.	15,440	207,205
Sensient Technologies Corp.	8,492	182,409
Sequa Corp.—Class A*	1,158	67,708
SERENA Software, Inc.*	5,018	95,794

Common Stocks, continued
	Shares	Value
Shaw Group, Inc.*	10,808	$109,485
Shopko Stores, Inc.*	5,790	81,871
Sierra Pacific Resources*	20,844	160,707
Silgan Holdings, Inc.	2,316	93,358
Silicon Graphics, Inc.*	51,724	113,793
Silicon Image, Inc.*	14,668	192,591
Silicon Storage Technology, Inc.*	15,440	159,032
Siliconix, Inc.*	1,158	57,460
Simmons First National Corp.—Class A	3,088	80,381
Simpson Manufacturing Co., Inc.	3,474	194,960
Sinclair Broadcast Group—Class A	8,878	91,177
Six Flags, Inc.*	16,984	123,304
SkyWest, Inc.	11,580	201,607
Skyworks Solutions, Inc.*	25,862	225,774
Sola International, Inc.*	5,404	93,111
Sonic Automotive, Inc.	4,632	102,599
Sonic Corp.*	33	751
Sonic Solutions*	3,474	73,823
SonoSite, Inc.*	3,088	73,834
Sonus Networks, Inc.*	42,846	204,804
Sotheby’s Holdings, Inc.—Class A*	7,334	117,051
Southern Union Co.*	6,948	146,464
Southwest Gas Corp.	6,176	149,027
Southwestern Energy Co.*	6,176	177,066
Spartech Corp.	5,018	130,167
Speedway Motorsports, Inc.	3,088	103,263
Spherion Corp.*	11,966	121,335
SRA International, Inc.—Class A*	1,930	81,678
St. Mary Land & Exploration Co.	5,018	178,892
Standard Microsystems Corp.*	3,474	81,014
Standex International Corp.	2,316	62,995
StarTek, Inc.	2,316	82,913
State Auto Financial Corp.	2,702	83,005
STERIS Corp.*	8,878	200,288
Sterling Bancorp	2,702	74,629
Sterling Bancshares, Inc.	8,878	125,979
Sterling Financial Corp.*	8920	259,483
Stewart & Stevenson Services, Inc.	5,790	103,757
Stewart Enterprises, Inc.—Class A*	21,230	172,812
Strayer Education, Inc.	2,702	301,462
Stride Rite Corp.	7,720	85,152
Suffolk Bancorp	2,316	75,502
Summit Properties, Inc.REIT	5,018	128,662
Superior Energy Services, Inc.*	10,808	108,620
SureWest Communications	2,702	85,383
Susquehanna Bancshares, Inc.	9,264	233,082
Swift Energy Co.*	4,632	102,182
Sybron Dental Special, Inc.*	7,720	230,442
Sycamore Networks, Inc.*	34,354	145,317
Symmetricom, Inc.*	8,878	79,014
Take-Two Interactive Software, Inc.*	5,790	177,406
TALX Corp.	2,702	66,010
Taubman Centers, Inc.REIT	8,492	194,382
Techne Corp.*	6,948	301,891
Technitrol, Inc.*	7,334	160,615
Tecumseh Products Co.	3,088	127,195
Teledyne Technologies, Inc.*	6,562	131,371
TeleTech Holdings, Inc.*	7,334	64,319
Telik, Inc.*	7,720	184,276
Tenneco Automotive, Inc.*	8,106	107,242

See accompanying notes to the financial statements.

17

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Terex Corp.*	5,404	$184,439
Tesoro Petroleum Corp.*	7,720	213,072
Tessera Technologies, Inc.*	4,632	83,469
TETRA Technologies, Inc.*	4,246	114,005
Texas Industries, Inc.	3,474	143,025
The Medicines Co.*	8,878	270,867
The Men's Wearhouse, Inc.*	2,316	61,119
The Phoenix Companies, Inc.	17,370	212,783
The Robert Mondavi Corp.—Class A*	1,930	71,448
The Steak n Shake Co.*	4,632	84,395
Thomas Industries, Inc.	2,702	89,706
Thor Industries, Inc.	3,860	129,156
THQ, Inc.*	5,790	132,591
Tierone Corp.	3,860	83,029
Titan Corp.*	15,826	205,421
Toro Co.	1,544	108,188
Town & Country TrustREIT	3,474	87,684
Trammell Crow Co.*	6,562	92,524
Transaction Systems Architects, Inc.*	7,334	157,901
Transkaryotic Therapies, Inc.*	5,790	86,618
Transmeta Corp.*	29,336	64,246
Tredegar Corp.	5,404	87,167
Triad Guaranty, Inc.*	1,930	112,326
Triarc Companies, Inc.	6,948	70,661
Trinity Industries, Inc.	3,474	110,438
TriQuint Semiconductor, Inc.*	27,020	147,529
Triumph Group, Inc.*	3,088	98,600
TrustCo Bank Corp. NY	14,668	192,151
Trustmark Corp.	9,264	267,914
TTM Technologies, Inc.*	8,106	96,056
Tyler Technologies, Inc.*	7,334	69,380
UbiquiTel, Inc.*	13,896	58,641
UICI*	6,562	156,241
UIL Holdings Corp.	1,930	93,972
UMB Financial Corp.	3,088	159,403
Unit Corp.*	4,246	133,537
United Auto Group, Inc.	3,088	94,647
United Community Banks, Inc.	5,790	145,792
United Community Financial Corp.	5,404	70,252
United Fire & Casualty Co.	1,544	89,166
United Online, Inc.*	10,422	183,531
United Rentals, Inc.*	3,474	62,150
United Surgical Partners International, Inc.*	5,404	213,296
Universal American Financial Corp.*	5,404	59,336
Universal Corp.	4,632	235,954
Universal Forest Products, Inc.	3,088	99,588
Universal Health Realty Income TrustREIT	2,316	66,469
Universal Technical Institute, Inc.*	2,702	108,026
Univest Corporation of Pennsylvania	1,544	78,744
Unizan Financial Corp.	4,246	110,821
Unova, Inc.*	9,650	195,413
URS Corp.*	3,474	95,188
Urstadt Biddle Properties—Class AREIT	4,246	62,883
USEC, Inc.	15,054	132,024
Vail Resorts, Inc.*	3,860	73,958
Valeant Pharmaceuticals International	8,878	177,560
Valmont Industries, Inc.	2,702	61,876
ValueClick, Inc.*	15,826	189,595
Varian Semiconductor Equipment Associates, Inc.*	4,632	178,610
Vertex Pharmaceuticals, Inc.*	15,440	167,370

Common Stocks, continued
	Shares	Value
Viasys Healthcare, Inc.*	6,176	$129,140
Vicor Corp.*	3,860	70,522
Vicuron Pharmaceuticals, Inc.*	9,264	116,356
Vignette Corp.*	57,128	94,832
Vintage Petroleum, Inc.	5,790	98,256
Visteon Corp.	17,756	207,213
VISX, Inc.*	3,088	82,511
Vitesse Semiconductor Corp.*	42,846	209,088
W-H Energy Services, Inc.*	5,018	98,353
W.R. Grace & Co.*	13,124	81,369
Wabtec Corp.	6,948	125,342
Walter Industries, Inc.	4,632	63,088
Washington REIT	7,720	226,813
Washington Trust Bancorp, Inc.	2,702	70,171
Watsco, Inc.	4,246	119,185
Watson Wyatt & Company Holdings	6,562	174,877
Watts Industries, Inc.—Class A	4,246	114,430
Wausau-Mosinee Paper Corp.	8,878	153,589
WCI Communities, Inc.*	3,088	68,893
webMethods, Inc.*	9,264	79,392
Weis Markets, Inc.	2,316	81,176
Werner Enterprises, Inc.	8,106	171,037
Wesbanco, Inc.	3,474	101,198
WESCO International, Inc.*	3,474	63,922
West Coast Bancorp	3,088	66,207
West Pharmaceutical Services, Inc.	3,088	130,622
Westamerica Bancorp	4,632	242,948
Wild Oats Markets, Inc.*	6,176	86,896
Winn-Dixie Stores, Inc.	16,212	116,726
Winnebago Industries, Inc.	3,860	143,901
Wintrust Financial Corp.	3,860	194,969
WMS Industries, Inc.*	3,860	115,028
Wolverine World Wide, Inc.	7,334	192,518
Woodward Governor Co.	1,930	139,172
World Fuel Services Corp.	1,930	87,004
X-Rite, Inc.	4,246	61,737
Yankee Candle Co., Inc.*	5,790	169,358
Zenith National Insurance Corp.	1,544	75,038
Zoll Medical Corp.*	1,930	67,704
Zoran Corp.*	8,492	155,828
Zymogenetics, Inc.*	3,860	73,340

TOTAL COMMON STOCK (Cost $100,972,063)		101,991,893

U.S. Government Agency Obligations (25.5%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$36,707,000	36,707,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,707,000)		36,707,000

TOTAL INVESTMENT SECURITIES (Cost $137,679,064)—96.4%		138,698,893
Net other assets (liabilities)—3.6%		5,155,953

NET ASSETS—100.0%		$143,854,846

See accompanying notes to the financial statements.

18

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $41,057,125)	139	$1,813,325
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $850,383)	1,438	$ 5,813
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $189,379)	320	$(26,824)

*	Non-income producing security
(a)	Escrowed Security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.3%
Aerospace/Defense	1.1%
Agriculture	0.2%
Airlines	0.6%
Apparel	0.7%
Auto Parts & Equipment	1.1%
Banks	5.5%
Biotechnology	1.1%
Building Materials	0.8%
Chemicals	1.4%
Commercial Services	3.8%
Computers	2.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.5%
Electrical Components & Equipment	0.4%

Electronics	2.0%
Engineering & Construction	0.3%
Entertainment	0.9%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.7%
Healthcare—Products	1.8%
Healthcare—Services	1.9%
Home Builders	0.5%
Household Products/Wares	0.5%
Housewares	0.5%
Insurance	1.9%
Internet	1.6%
Iron/Steel	0.6%
Leisure Time	0.5%
Lodging	0.5%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.3%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.6%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.1%
Oil & Gas	2.4%
Oil & Gas Services	1.0%
Packaging & Containers	0.5%
Pharmaceuticals	2.8%
Pipelines	0.1%
Real Estate	0.4%
Real Estate Investment Trust	4.9%
Retail	3.8%
Savings & Loans	1.6%
Semiconductors	2.7%
Software	2.2%
Telecommunications	2.6%
Textiles	0.1%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.1%
Other**	29.1%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

19

PROFUNDS OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (95.0%)
	Shares	Value
Adobe Systems, Inc.	22,592	$1,050,528
Altera Corp.*	50,832	1,129,487
Amazon.com, Inc.*	26,122	1,421,037
American Power Conversion Corp.	19,415	381,505
Amgen, Inc.*	57,186	3,120,641
Apollo Group, Inc.—Class A*	17,297	1,527,151
Apple Computer, Inc.*	51,185	1,665,560
Applied Materials, Inc.*	84,367	1,655,281
ATI Technologies, Inc.*	23,298	439,400
BEA Systems, Inc.*	36,359	298,871
Bed Bath & Beyond, Inc.*	39,183	1,506,586
Biogen Idec, Inc.*	35,653	2,255,052
Biomet, Inc.	33,182	1,474,608
Broadcom Corp.—Class A*	22,239	1,040,118
C.H. Robinson Worldwide, Inc.	8,119	372,175
Career Education Corp.*	9,884	450,315
CDW Corp.	8,472	540,175
Cephalon, Inc.*	4,942	266,868
Check Point Software Technologies, Ltd.*	24,710	666,923
Chiron Corp.*	25,416	1,134,570
Cintas Corp.	19,768	942,341
Cisco Systems, Inc.*	233,686	5,538,358
Citrix Systems, Inc.*	19,415	395,289
Comcast Corp.—Special Class A*	92,133	2,582,488
Compuware Corp.*	22,945	151,437
Comverse Technology, Inc.*	19,768	394,174
Costco Wholesale Corp.	23,298	956,849
Dell, Inc.*	89,662	3,211,693
DENTSPLY International, Inc.	7,413	386,217
Dollar Tree Stores, Inc.*	10,590	290,484
eBay, Inc.*	47,302	4,349,418
EchoStar Communications Corp. —Class A*	23,651	727,268
Electronic Arts, Inc.*	29,652	1,617,517
Expeditors International of Washington, Inc.	9,884	488,368
Express Scripts, Inc.—Class A*	6,707	531,396
Fastenal Co.	7,060	401,220
First Health Group Corp.*	9,178	143,269
Fiserv, Inc.*	23,651	919,787
Flextronics International, Ltd.*	55,421	883,965
Garmin, Ltd.	9,531	353,028
Gentex Corp.	7,766	308,155
Genzyme Corp.—General Division*	27,534	1,303,184
Gilead Sciences, Inc.*	20,474	1,371,758
Henry Schein, Inc.*	3,883	245,173
Intel Corp.	218,860	6,040,536
InterActive Corp.*	70,247	2,117,245
Intersil Corp.—Class A	13,767	298,193
Intuit, Inc.*	24,004	926,074
Invitrogen Corp.*	4,589	330,362
JDS Uniphase Corp.*	158,144	599,366
Juniper Networks, Inc.*	33,535	823,955
KLA-Tencor Corp.*	22,945	1,133,024
Lam Research Corp.*	13,414	359,495
Lamar Advertising Co.*	8,119	351,959
Level 3 Communications, Inc.*	64,952	230,580
Lincare Holdings, Inc.*	9,178	301,589
Linear Technology Corp.	39,889	1,574,419

Common Stocks, continued
	Shares	Value
Marvell Technology Group, Ltd.*	24,710	$659,757
Maxim Integrated Products, Inc.	43,772	2,294,528
MedImmune, Inc.*	25,769	602,995
Mercury Interactive Corp.*	9,531	474,930
Microchip Technology, Inc.	16,591	523,280
Microsoft Corp.	359,354	10,263,151
Millennium Pharmaceuticals, Inc.*	32,476	448,169
Molex, Inc.	9,531	305,754
Network Appliance, Inc.*	35,300	760,009
Nextel Communications, Inc. —Class A*	133,787	3,566,761
Novellus Systems, Inc.*	14,473	455,031
NVIDIA Corp.*	17,297	354,589
Oracle Corp.*	209,329	2,497,295
PACCAR, Inc.	19,062	1,105,405
PanAmSat Corp.*	19,415	450,816
Patterson Dental Co.*	6,354	486,017
Patterson-UTI Energy, Inc.	8,472	283,050
Paychex, Inc.	34,594	1,172,045
PeopleSoft, Inc.*	49,773	920,801
Petsmart, Inc.	13,767	446,739
Pixar Animation Studios.*	5,295	368,055
QLogic Corp.*	9,178	244,043
Qualcomm, Inc.	94,604	6,904,201
Research In Motion, Ltd.*	18,003	1,232,125
Ross Stores, Inc.	14,120	377,851
Ryanair Holdings PLCADR.*	6,001	196,713
Sandisk Corp.*	14,473	313,919
Sanmina-SCI Corp.*	53,656	488,270
Siebel Systems, Inc.*	56,833	606,976
Sigma-Aldrich Corp.	6,354	378,762
Smurfit-Stone Container Corp.*	24,004	478,880
Staples, Inc.	32,476	951,872
Starbucks Corp.*	53,303	2,317,614
Sun Microsystems, Inc.*	139,788	606,680
Symantec Corp.*	31,417	1,375,436
Synopsys, Inc.*	13,767	391,396
Tellabs, Inc.*	22,945	200,539
Teva Pharmaceutical Industries, Ltd.ADR	21,533	1,448,955
VeriSign, Inc.*	22,592	449,581
Veritas Software Corp.*	42,360	1,173,372
Whole Foods Market, Inc.	6,001	572,795
Xilinx, Inc.	44,478	1,481,562
Yahoo!, Inc.*	62,481	2,269,935

TOTAL COMMON STOCKS (Cost $102,782,421)		118,877,138

U.S. Government Agency Obligations (4.3%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$5,437,000	5,437,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,437,000)		5,437,000

TOTAL INVESTMENT SECURITIES (Cost $108,219,421)—99.3%		124,314,138
Net other assets (liabilities)—0.7%		851,279

NET ASSETS—100.0%		$125,165,417

See accompanying notes to the financial statements.

20

PROFUNDS OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,825,800)	60	$41,670
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $4,258,800)	28	$46,524

*	Non-income producing security
ADR	American Depository Receipt

OTC ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.3%
Airlines	0.2%
Auto Manufacturers	0.9%
Biotechnology	6.9%
Chemicals	0.3%
Commercial Services	2.6%

Computers	7.5%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.5%
Electronics	1.6%
Food	0.5%
Healthcare—Products	2.1%
Healthcare—Services	0.2%
Internet	10.1%
Media	2.1%
Oil & Gas	0.2%
Packaging & Containers	0.4%
Pharmaceuticals	3.4%
Retail	5.5%
Semiconductors	15.6%
Software	16.3%
Telecommunications	15.5%
Textiles	0.8%
Transportation	0.7%
Other**	5.0%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

21

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (99.1%)
	Shares	Value
ACE, Ltd.	3,424	$144,767
ADC Telecommunications, Inc.*	9,416	26,741
Advanced Micro Devices, Inc.*	4,280	68,052
Aetna, Inc.	1,712	145,520
Affiliated Computer Services, Inc.—Class A*	1,712	90,63
AFLAC, Inc.	5,992	244,534
Air Products & Chemicals, Inc.	2,568	134,692
Alberto-Culver Co.—Class B	856	42,920
Albertson’s, Inc.	4,280	113,591
Alcoa, Inc.	10,272	339,284
Allegheny Energy, Inc.*	1,712	26,382
Allied Waste Industries, Inc.*	3,852	50,769
Allstate Corp.	8,132	378,545
Alltel Corp.	3,852	194,988
Ambac Financial Group, Inc.	1,284	94,297
Amerada Hess Corp.	856	67,787
Ameren Corp.	2,140	91,934
American Electric Power, Inc.	4,708	150,656
American International Group, Inc.	30,816	2,196,564
American Power Conversion Corp.	2,568	50,461
AmerisourceBergen Corp.	1,284	76,758
AmSouth Bancorp	4,280	109,012
Anadarko Petroleum Corp.	2,996	175,566
Andrew Corp.*	1,712	34,257
Anthem, Inc.*	1,712	153,327
AON Corp.	3,852	109,666
Apache Corp.	3,852	167,755
Apartment Investment & Management Co. —Class AREIT	1,284	39,971
Apple Computer, Inc.*	4,280	139,271
Applera Corp.—Applied Biosystems Group	2,568	55,854
Applied Micro Circuits Corp.*	3,852	20,493
Archer-Daniels-Midland Co.	7,704	129,273
Ashland, Inc.	856	45,205
AT&T Corp.	9,416	137,756
AT&T Wireless Services, Inc.*	32,100	459,672
AutoNation, Inc.*	2,996	51,232
Baker Hughes, Inc.	3,852	145,028
Bank of America Corp.	23,968	2,028,173
Bank of New York Company, Inc.	8,988	264,966
Bank One Corp.	13,268	676,668
Bausch & Lomb, Inc.	428	27,850
BB&T Corp.	6,420	237,347
Bear Stearns Cos., Inc.	1,284	108,254
BellSouth Corp.	21,828	572,330
Bemis Company, Inc.	1,284	36,273
Big Lots, Inc.*	1,284	18,567
Biogen Idec, Inc.*	3,852	243,639
BMC Software, Inc.*	2,568	47,508
Boise Cascade Corp.	856	32,220
Brunswick Corp.	1,284	52,387
Burlington Northern Santa Fe Corp.	4,280	150,100
Burlington Resources, Inc.	4,708	170,335
Calpine Corp.*	4,708	20,339
Capital One Financial Corp.	2,996	204,866
Caremark Rx, Inc.*	5,564	183,278
Carnival Corp.	7,276	341,972
Cendant Corp.	11,984	293,368
CenterPoint Energy, Inc.	3,424	39,376
Centex Corp.	1,284	58,743

Common Stocks, continued
	Shares	Value
CenturyTel, Inc.	1,712	$51,428
Charter One Financial, Inc.	2,568	113,480
ChevronTexaco Corp.	12,840	1,208,372
Chiron Corp.*	2,140	95,530
Chubb Corp.	2,140	145,905
CIENA Corp.*	6,848	25,475
CIGNA Corp.	1,712	117,803
Cincinnati Financial Corp.	2,140	93,133
Cinergy Corp.	2,140	81,320
Circuit City Stores, Inc.	2,140	27,713
Citigroup, Inc.	61,204	2,845,987
Citizens Communications Co.*	3,424	41,430
Clear Channel Communications, Inc.	7,276	268,848
CMS Energy Corp.*	2,140	19,538
Coca-Cola Enterprises, Inc.	5,564	161,300
Comcast Corp.—Special Class A*	26,536	743,804
Comerica, Inc.	2,140	117,443
Computer Associates International, Inc.	6,848	192,154
Computer Sciences Corp.*	2,140	99,360
Compuware Corp.*	4,708	31,073
Comverse Technology, Inc.*	2,140	42,672
ConAgra Foods, Inc.	6,420	173,854
ConocoPhillips	8,132	620,390
Consolidated Edison, Inc.	2,996	119,121
Constellation Energy Group, Inc.	2,140	81,106
Convergys Corp.*	1,712	26,365
Cooper Industries, Ltd.—Class A	1,284	76,282
Cooper Tire & Rubber Co.	856	19,688
Coors (Adolph) Co.—Class B	428	30,962
Corning, Inc.*	16,264	212,408
Costco Wholesale Corp.	5,564	228,513
Countrywide Credit Industries, Inc.	3,424	240,536
Crane Co.	856	26,870
CSX Corp.	2,568	84,153
Cummins, Inc.	428	26,750
CVS Corp.	4,708	197,830
Dana Corp.	1,712	33,555
Darden Restaurants, Inc.	1,712	35,182
Deere & Co.	2,996	210,140
Devon Energy Corp.	2,996	197,736
Dillard’s, Inc.—Class A	856	19,089
Dominion Resources, Inc.	3,852	242,983
Donnelley (R.R.) & Sons Co.	2,568	84,795
Dover Corp.	2,568	108,113
DTE Energy Co.	2,140	86,756
Duke Energy Corp.	10,700	217,103
Dynegy, Inc.—Class A*	4,280	18,233
E*TRADE Group, Inc.*	4,280	47,722
Eastman Chemical Co.	856	39,573
Eastman Kodak Co.	3,424	92,380
Eaton Corp.	1,712	110,835
Edison International	3,852	98,496
El Paso Corp.	7,704	60,708
Electronic Data Systems Corp.	5,564	106,551
EMC Corp.*	29,104	331,786
Engelhard Corp.	1,284	41,486
Entergy Corp.	2,568	143,834
EOG Resources, Inc.	1,284	76,668
Equity Office Properties TrustREIT	4,708	128,057
Equity Residential Properties TrustREIT	3,424	101,796

See accompanying notes to the financial statements.

22

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Exelon Corp.	7,704	$256,465
Exxon Mobil Corp.	77,468	3,440,353
Federated Department Stores, Inc.	2,140	105,074
FedEx Corp.	3,424	279,707
Fifth Third Bancorp	6,848	368,285
First Horizon National Corp.	1,284	58,383
FirstEnergy Corp.	3,852	144,103
Fiserv, Inc.*	2,140	83,225
Fluor Corp.	856	40,806
Ford Motor Co.	21,828	341,608
FPL Group, Inc.	2,140	136,853
Franklin Resources, Inc.	2,996	150,040
Freddie Mac	8,132	514,756
Gannett Co., Inc.	3,424	290,526
Gateway, Inc.*	4,280	19,260
General Dynamics Corp.	2,140	212,502
General Mills, Inc.	4,280	203,429
General Motors Corp.	6,848	319,048
Genuine Parts Co.	2,140	84,915
Genzyme Corp.—General Division*	2,568	121,543
Georgia Pacific Corp.	2,996	110,792
Golden West Financial Corp.	1,712	182,071
Goldman Sachs Group, Inc.	5,564	523,906
Goodrich Corp.	1,284	41,512
Goodyear Tire & Rubber Co.*	2,140	19,453
Grainger (W.W.), Inc.	1,284	73,830
Great Lakes Chemical Corp.	428	11,582
Harrah's Entertainment, Inc.	1,284	69,464
Hartford Financial Services Group, Inc.	3,424	235,366
Hasbro, Inc.	2,140	40,660
HCA, Inc.	5,564	231,407
Health Management Associates, Inc. —Class A	2,996	67,170
Hewlett-Packard Co.	35,952	758,586
Hilton Hotels Corp.	4,708	87,851
Honeywell International, Inc.	10,272	376,263
Hospira, Inc.*	1,712	47,251
Humana, Inc.*	1,712	28,933
Huntington Bancshares, Inc.	2,568	58,807
Illinois Tool Works, Inc.	3,852	369,368
Ingersoll-Rand Co.—Class A	2,140	146,183
International Paper Co.	5,564	248,710
Interpublic Group of Companies, Inc.*	5,136	70,517
ITT Industries, Inc.	1,284	106,572
J.P. Morgan Chase & Co.	24,824	962,426
Jabil Circuit, Inc.*	2,568	64,662
Janus Capital Group, Inc.	2,996	49,404
JDS Uniphase Corp.*	17,120	64,885
Jefferson-Pilot Corp.	1,712	86,970
Johnson Controls, Inc.	2,140	114,233
Jones Apparel Group, Inc.	1,284	50,692
KB Home	428	29,374
Kerr-McGee Corp.	1,712	92,054
KeyCorp	4,708	140,722
KeySpan Corp.	1,712	62,830
Kinder Morgan, Inc.	1,284	76,127
King Pharmaceuticals, Inc.*	2,996	34,304
Kroger Co.*	8,988	163,582
Leggett & Platt, Inc.	2,140	57,159
Lehman Brothers Holdings, Inc.	3,424	257,656

Common Stocks, continued
	Shares	Value
Limited, Inc.	5,564	$104,047
Lincoln National Corp.	2,140	101,115
Liz Claiborne, Inc.	1,284	46,198
Lockheed Martin Corp.	5,136	267,482
Loews Corp.	2,140	128,314
Louisiana-Pacific Corp.	1,284	30,367
LSI Logic Corp.*	4,708	35,875
M&T Bank Corp.	1,284	112,093
Manor Care, Inc.	856	27,974
Marathon Oil Corp.	4,280	161,955
Marriott International, Inc.—Class A	2,568	128,092
Marshall & Ilsley Corp.	2,568	100,383
Masco Corp.	5,136	160,141
Mattel, Inc.	5,136	93,732
May Department Stores Co.	3,424	94,126
MBIA, Inc.	1,712	97,789
MBNA Corp.	14,980	386,334
McDonald’s Corp.	14,980	389,480
McKesson Corp.	3,424	117,546
MeadWestvaco Corp.	2,568	75,474
Medco Health Solutions, Inc.*	2,996	112,350
MedImmune, Inc.*	2,996	70,106
Mellon Financial Corp.	5,136	150,639
Merrill Lynch & Co., Inc.	11,556	623,793
MetLife, Inc.	8,988	322,220
MGIC Investment Corp.	1,284	97,404
Micron Technology, Inc.*	7,276	111,395
Molex, Inc.	2,140	68,651
Monsanto Co.	2,996	115,346
Morgan Stanley Dean Witter & Co.	12,840	677,567
Motorola, Inc.	27,820	507,715
Nabors Industries, Ltd.*	1,712	77,417
National City Corp.	7,276	254,733
NCR Corp.*	1,284	63,674
Newell Rubbermaid, Inc.	3,424	80,464
Newmont Mining Corp.	5,136	199,071
NICOR, Inc.	428	14,539
NiSource, Inc.	2,996	61,778
Noble Corp.*	1,712	64,868
Nordstrom, Inc.	1,712	72,948
Norfolk Southern Corp.	4,708	124,856
Northern Trust Corp.	2,568	108,575
Northrop Grumman Corp.	4,280	229,836
Novell, Inc.*	4,708	39,500
Novellus Systems, Inc.*	1,712	53,825
Nucor Corp.	856	65,707
NVIDIA Corp.*	2,140	43,870
Occidental Petroleum Corp.	4,708	227,914
Office Depot, Inc.*	3,852	68,989
PACCAR, Inc.	2,140	124,099
Pall Corp.	1,284	33,628
Parker Hannifin Corp.	1,284	76,347
Penney (J.C.) Co.	3,424	129,290
Peoples Energy Corp.	428	18,040
PeopleSoft, Inc.*	4,280	79,180
PerkinElmer, Inc.	1,712	34,308
PG&E Corp.*	5,136	143,500
Phelps Dodge Corp.	1,284	99,523
Pinnacle West Capital Corp.	1,284	51,861
Plum Creek Timber Company, Inc.	2,140	69,721

See accompanying notes to the financial statements.

23

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
PNC Financial Services Group	3,424	$181,746
Power-One, Inc.*	856	9,399
PPG Industries, Inc.	2,140	133,729
PPL Corp.	2,140	98,226
Principal Financial Group, Inc.	3,852	133,973
Progress Energy, Inc.	2,996	131,974
Progressive Corp.REIT	2,568	219,050
Prologis Trust	2,140	70,449
Providian Financial Corp.*	3,424	50,230
Prudential Financial, Inc.	6,420	298,337
Public Service Enterprise Group, Inc.	2,996	119,930
Pulte Homes, Inc.	1,712	89,075
QLogic Corp.*	1,284	34,142
Quest Diagnostics, Inc.	1,284	109,076
R.J. Reynolds Tobacco Holdings	856	57,857
Raytheon Co.	5,136	183,715
Reebok International, Ltd.	856	30,799
Regions Financial Corp.	2,568	93,860
Rockwell International Corp.	2,140	80,271
Rohm & Haas Co.	2,568	106,777
Rowan Companies, Inc.*	1,284	31,240
Ryder System, Inc.	856	34,300
Sabre Holdings Corp.	1,712	47,440
SAFECO Corp.	1,712	75,328
Safeway, Inc.*	5,136	130,146
Sanmina-SCI Corp.*	5,992	54,527
SBC Communications, Inc.	38,948	944,489
Schering-Plough Corp.	17,548	324,287
Schwab (Charles) Corp.	16,264	156,297
Scientific-Atlanta, Inc.	1,712	59,064
Sears, Roebuck & Co.	2,568	96,968
Sempra Energy	2,568	88,417
Siebel Systems, Inc.*	5,992	63,995
Snap-on, Inc.	856	28,719
Southern Co.	8,560	249,523
SouthTrust Corp.	3,852	149,496
Southwest Airlines Co.	9,416	157,906
Sprint Corp. (FON Group)	16,692	293,779
St. Paul Companies, Inc.	7,704	312,320
Stanley Works	856	39,016
Starwood Hotels & Resorts Worldwide, Inc.	2,568	115,175
State Street Corp.	3,852	188,902
Sun Microsystems, Inc.*	39,376	170,892
SunGard Data Systems, Inc.*	3,424	89,024
Sunoco, Inc.	856	54,459
SunTrust Banks, Inc.	3,424	222,526
SuperValu, Inc.	1,712	52,404
Synovus Financial Corp.	3,424	86,696
Target Corp.	10,700	454,428
TECO Energy, Inc.	2,140	25,659
Tektronix, Inc.	856	29,121
Tellabs, Inc.*	4,708	41,148
Temple-Inland, Inc.	856	59,278
Tenet Healthcare Corp.*	5,564	74,613
Textron, Inc.	1,712	101,607
Thermo Electron Corp.*	2,140	65,784
Thomas & Betts Corp.	856	23,309

Common Stocks, continued
	Shares	Value
Tiffany & Co.	1,712	$63,087
Time Warner, Inc.*	53,928	948,055
Torchmark Corp.	1,284	69,079
Toys R Us, Inc.*	2,568	41,037
Transocean Sedco Forex, Inc.*	3,852	111,477
Tribune Co.	3,852	175,420
TXU Corp.	3,852	156,045
Tyco International, Ltd.	23,540	780,116
U.S. Bancorp	22,256	613,375
Union Pacific Corp.	2,996	178,112
Union Planters Corp.	2,140	63,793
Unisys Corp.*	3,852	53,466
United States Steel Corp.	1,284	45,094
Univision Communications, Inc. —Class A*	3,852	122,994
Unocal Corp.	2,996	113,848
UnumProvident Corp.	3,424	54,442
Valero Energy Corp.	1,712	126,277
Veritas Software Corp.*	5,136	142,267
Verizon Communications, Inc.	32,956	1,192,678
VF Corp.	1,284	62,531
Viacom, Inc.—Class B	20,544	733,832
Visteon Corp.	1,712	19,979
Vulcan Materials Co.	1,284	61,054
Wachovia Corp.	15,408	685,657
Walt Disney Co.	24,396	621,854
Washington Mutual, Inc.	10,272	396,910
Waste Management, Inc.	6,848	209,892
Watson Pharmaceuticals, Inc.*	1,284	34,540
Wellpoint Health Networks, Inc.*	1,712	191,761
Wells Fargo & Co.	20,116	1,151,240
Wendy’s International, Inc.	1,284	44,735
Weyerhaeuser Co.	2,996	189,108
Whirlpool Corp.	856	58,722
Williams Companies, Inc.	5,992	71,305
Winn-Dixie Stores, Inc.	1,712	12,326
Worthington Industries, Inc.	856	17,574
Xcel Energy, Inc.	4,708	78,671
Xerox Corp.*	9,416	136,532
XL Capital, Ltd.—Class A	1,712	129,188
Zions Bancorp	856	52,601

TOTAL COMMON STOCKS (Cost $59,721,773)		62,881,495

U.S. Government Agency Obligations (0.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$378,000	378,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $378,000)		378,000

TOTAL INVESTMENT SECURITES (Cost $60,099,773)—99.7%		63,259,495
Net other assets (liabilities)—0.3%		214,123

NET ASSETS—100.0%		$63,473,618

See accompanying notes to the financial statements.

24

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $114,100)	2	$987

*	Non-income producing security
REIT	Real Estate Investment Trust

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.1%
Aerospace/Defense	1.5%
Agriculture	0.3%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	1.2%
Auto Parts & Equipment	0.3%
Banks	13.3%
Beverages	0.3%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	0.8%
Commercial Services	0.8%
Computers	3.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	12.4%
Electric	4.8%
Electrical Components & Equipment	0.2%
Electronics	0.6%
Engineering & Construction	0.1%

Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	1.3%
Gas	0.3%
Hand/Machine Tools	0.1%
Healthcare—Services	1.6%
Home Builders	0.3%
Home Furnishings	0.2%
Housewares	0.1%
Insurance	9.3%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.6%
Machinery—Diversified	0.7%
Media	6.2%
Mining	1.0%
Miscellaneous Manufacturing	3.5%
Office/Business Equipment	0.2%
Oil & Gas	11.3%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	1.4%
Pipelines	0.4%
Real Estate Investment Trust	0.5%
Retail	3.5%
Savings & Loans	0.9%
Semiconductors	0.6%
Software	0.8%
Telecommunication	7.7%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Trucking	0.1%
Other**	0.9%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

25

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (99.8%)
	Shares	Value
3M Co.	2,460	$221,425
Abbott Laboratories	4,797	195,526
Adobe Systems, Inc.	738	34,317
AES Corp.*	1,968	19,542
Agilent Technologies, Inc.*	1,476	43,218
Allegheny Technologies, Inc.	246	4,440
Allergan, Inc.	369	33,033
Altera Corp.*	1,107	24,598
Altria Group, Inc.	6,396	320,120
American Express Co.	3,936	202,232
American Standard Cos.*	615	24,791
Amgen, Inc.*	3,936	214,787
Analog Devices, Inc.	1,107	52,118
Anheuser-Busch Companies, Inc.	2,460	132,840
Apollo Group, Inc.—Class A*	492	43,438
Applied Materials, Inc.*	5,289	103,770
Autodesk, Inc.	369	15,797
Automatic Data Processing, Inc.	1,845	77,269
AutoZone, Inc.*	246	19,705
Avaya, Inc.*	1,353	21,364
Avery Dennison Corp.	369	23,620
Avon Products, Inc.	1,476	68,103
Ball Corp.	123	8,862
Bard (C.R.), Inc.	369	20,904
Baxter International, Inc.	1,845	63,671
Becton, Dickinson & Co.	738	38,228
Bed Bath & Beyond, Inc.*	984	37,835
Best Buy Co., Inc.	984	49,928
Biomet, Inc.	738	32,797
BJ Services Co.*	492	22,553
Black & Decker Corp.	246	15,284
Block H & R, Inc.	492	23,459
Boeing Co.	2,583	131,965
Boston Scientific Corp.*	2,583	110,552
Bristol-Myers Squibb Co.	6,027	147,662
Broadcom Corp.—Class A*	984	46,022
Brown-Forman Corp.	369	17,812
Campbell Soup Co.	1,230	33,062
Cardinal Health, Inc.	1,353	94,778
Caterpillar, Inc.	1,107	87,940
Cintas Corp.	492	23,454
Cisco Systems, Inc.*	21,033	498,481
Citrix Systems, Inc.*	492	10,017
Clorox Co.	615	33,075
Coca-Cola Co.	7,626	384,960
Colgate-Palmolive Co.	1,599	93,462
Danaher Corp.	984	51,020
Dell, Inc.*	7,872	281,975
Delphi Automotive Systems Corp.	1,722	18,391
Delta Air Lines, Inc.*	369	2,627
Deluxe Corp.	123	5,351
Dollar General Corp.	984	19,247
Dow Chemical Co.	2,952	120,146
Dow Jones & Company, Inc.	246	11,095
Du Pont (E.I.) de Nemours	3,075	136,592
eBay, Inc.*	2,091	192,267
Ecolab, Inc.	738	23,395
Electronic Arts, Inc.*	984	53,677
Eli Lilly & Co.	3,567	249,369
Emerson Electric Co.	1,353	85,983

Common Stocks, continued
	Shares	Value
Equifax, Inc.	369	$9,133
Express Scripts, Inc.—Class A*	246	19,491
Family Dollar Stores, Inc.	492	14,967
Fannie Mae	2,952	210,654
Federated Investors, Inc.—Class B	369	11,195
First Data Corp.	2,706	120,471
Forest Laboratories, Inc.*	1,107	62,689
Fortune Brands, Inc.	492	37,111
Freeport-McMoRan Copper & Gold, Inc. —Class B	492	16,310
Gap, Inc.	2,829	68,603
General Electric Co.	32,226	1,044,122
Gillette Co.	3,075	130,380
Guidant Corp.	984	54,986
Halliburton Co.	1,353	40,942
Harley-Davidson, Inc.	861	53,330
Heinz (H.J.) Co.	1,107	43,394
Hercules, Inc.*	369	4,498
Hershey Foods Corp.	861	39,838
Home Depot, Inc.	6,888	242,458
IMS Health, Inc.	738	17,299
Intel Corp.	20,049	553,352
International Business Machines Corp.	5,289	466,225
International Flavors & Fragrances, Inc.	246	9,200
International Game Technology	1,107	42,730
Intuit, Inc.*	615	23,727
Johnson & Johnson	9,225	513,833
Kellogg Co.	1,230	51,476
Kimberly-Clark Corp.	1,599	105,342
KLA-Tencor Corp.*	615	30,369
Knight Ridder, Inc.	246	17,712
Kohls Corp.*	1,107	46,804
Lexmark International Group, Inc.*	369	35,620
Linear Technology Corp.	984	38,838
Lowe’s Cos., Inc.	2,460	129,273
Lucent Technologies, Inc.*	13,284	50,214
Marsh & McLennan Companies, Inc.	1,599	72,563
Maxim Integrated Products, Inc.	984	51,581
Maytag Corp.	246	6,029
McCormick & Co., Inc.	369	12,546
McGraw-Hill Companies, Inc.	615	47,091
Medtronic, Inc.	3,813	185,769
Merck & Co., Inc.	6,888	327,180
Mercury Interactive Corp.*	246	12,258
Meredith Corp.	123	6,760
Microsoft Corp.	33,579	959,016
Millipore Corp.*	123	6,934
Monster Worldwide, Inc.*	369	9,491
Moody’s Corp.	492	31,813
Mylan Laboratories, Inc.	861	17,435
National Semiconductor Corp.*	1,107	24,343
Navistar International Corp.*	246	9,535
Network Appliance, Inc.*	1,107	23,834
New York Times Co.—Class A	492	21,997
Nextel Communications, Inc.—Class A*	3,444	91,817
Nike, Inc.—Class B	861	65,221
North Fork Bancorp, Inc.	492	18,721
Omnicom Group	615	46,672
Oracle Corp.*	16,113	192,228
Pactiv Corp.*	492	12,270

See accompanying notes to the financial statements.

26

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Parametric Technology Corp.*	861	$4,305
Paychex, Inc.	1,230	41,671
PepsiCo, Inc.	5,289	284,971
Pfizer, Inc.	23,739	813,772
Pitney Bowes, Inc.	738	32,657
PMC-Sierra, Inc.*	492	7,060
Praxair, Inc.	984	39,271
Procter & Gamble Co.	7,872	428,551
Qualcomm, Inc.	2,460	179,531
Qwest Communications International, Inc.*	5,535	19,871
RadioShack Corp.	492	14,086
Robert Half International, Inc.	492	14,647
Rockwell Collins, Inc.	492	16,393
Sara Lee Corp.	2,460	56,555
Schlumberger, Ltd.	1,845	117,176
Sealed Air Corp.*	246	13,105
Sherwin-Williams Co.	492	20,443
Sigma-Aldrich Corp.	246	14,664
Simon Property Group, Inc.REIT	615	31,623
SLM Corp.	1,353	54,729
Solectron Corp.*	2,952	19,099
St. Jude Medical, Inc.*	492	37,220
Staples, Inc.	1,599	46,867
Starbucks Corp.*	1,230	53,480
Stryker Corp.	1,230	67,650
Symantec Corp.*	984	43,080
Symbol Technologies, Inc.	738	10,878
Sysco Corp.	1,968	70,593
T. Rowe Price Group, Inc.	369	18,598
Teradyne, Inc.*	615	13,961
Texas Instruments, Inc.	5,412	130,862
The Pepsi Bottling Group, Inc.	861	26,295
TJX Companies, Inc.	1,599	38,600
United Parcel Service, Inc.—Class B	3,444	258,885
United Technologies Corp.	1,599	146,277
UnitedHealth Group, Inc.	1,968	122,508
UST, Inc.	492	17,712
Wal-Mart Stores, Inc.	13,284	700,863
Walgreen Co.	3,198	115,800
Waters Corp.*	369	17,631
Wrigley (WM.) JR Co.	738	46,531
Wyeth	4,182	151,221
Xilinx, Inc.	1,107	36,874
Yahoo!, Inc.*	4,182	151,932
YUM! Brands, Inc.*	861	32,046
Zimmer Holdings, Inc.*	738	65,092

TOTAL COMMON STOCK (Cost $14,838,044)		16,429,277

U.S. Government Agency Obligations (0.7%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$123,000	123,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $123,000)		123,000

TOTAL INVESTMENT SECURITIES (Cost $14,961,044)—100.5%		16,552,277
Net other assets (liabilities)—(0.5)%		(88,405)

NET ASSETS—100.0%		$16,463,872

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $114,100)	2	$987

*	Non-income producing security
REIT	Real Estate Investment Trust

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.3%
Aerospace/Defense	1.8%
Agriculture	2.1%
Apparel	0.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	0.1%
Beverages	5.1%
Biotechnology	1.3%
Building Materials	0.2%
Chemicals	2.2%
Commercial Services	1.0%
Computers	4.9%
Cosmetics/Personal Care	5.0%
Diversified Financial Services	3.0%
Electric	0.1%
Electrical Components & Equipment	0.5%
Electronics	0.6%
Entertainment	0.3%
Food	2.2%
Hand/Machine Tools	0.1%
Healthcare—Products	7.2%
Healthcare—Services	0.7%
Household Products/Housewares	0.6%
Insurance	0.4%
Internet	2.4%
Leisure Time	0.3%
Media	0.6%
Mining	0.6%
Miscellaneous Manufacturing	8.0%
Office/Business Equipment	0.2%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	12.9%
Real Estate Investment Trusts	0.2%
Retail	10.0%
Semiconductors	6.8%
Software	9.3%
Telecommunications	5.2%
Textiles	0.1%
Transportation	1.6%
Other**	0.2%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

27

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (99.8%)
	Shares	Value
3Com Corp.*	42,240	$264,000
Advanced Fibre Communications, Inc.*	9,680	195,536
Advent Software, Inc.*	3,520	63,606
AGCO Corp.*	9,680	197,181
AGL Resources, Inc.	7,040	204,512
Airgas, Inc.	7,920	189,367
Alaska Air Group, Inc.*	3,080	73,520
Albemarle Corp.	4,400	139,260
Alexander & Baldwin, Inc.	4,400	147,180
ALLETE, Inc.	9,680	322,344
Alliant Energy Corp.	11,880	309,830
Allmerica Financial Corp.*	5,720	193,336
AMB Property Corp.REIT	8,800	304,744
American Financial Group, Inc.	7,920	242,114
American Greetings Corp.—Class A.*	7,480	173,386
AmeriCredit Corp.*	17,160	335,135
Amerus Group Co.	4,400	182,160
AnnTaylor Stores Corp.*	7,480	216,770
Aquilla, Inc.*	21,120	75,187
Arch Coal, Inc.	5,720	209,295
Arrow Electronics, Inc.*	12,320	330,422
ArvinMeritor, Inc.	7,480	146,384
Ascential Software Corp.*	6,600	105,534
Associated Banc Corp.	11,880	352,004
Astoria Financial Corp.	8,360	305,809
Avnet, Inc.*	13,200	299,640
Bandag, Inc.	2,200	97,966
Banknorth Group, Inc.	18,480	600,230
Banta Corp.	2,640	117,242
Barnes & Noble, Inc.*	7,480	254,170
Belo (A.H.) Corp.—Class A	12,760	342,606
BJ’s Wholesale Club, Inc.*	7,480	187,000
Black Hills Corp.	3,520	110,880
Bob Evans Farms, Inc.	3,960	108,425
Borders Group, Inc.	8,360	195,958
BorgWarner, Inc.	6,160	269,623
Bowater, Inc.	6,160	256,194
Cabot Corp.	6,600	268,620
Cadence Design Systems, Inc.*	29,480	431,292
Caesars Entertainment, Inc.*	33,440	501,600
Callaway Golf Co.	7,920	89,813
CBRL Group, Inc.	5,280	162,888
CheckFree Holdings Corp.*	9,240	277,200
CNF, Inc.	5,280	219,437
Colonial BancGroup, Inc.	13,640	247,839
Commscope, Inc.*	6,600	141,570
Community Health Systems.*	10,560	282,691
Constellation Brands, Inc.*	11,440	424,768
Cooper Cameron Corp.*	5,720	278,564
Credence Systems Corp.*	10,560	145,728
Crompton Corp.	12,320	77,616
Cytec Industries, Inc.	4,400	199,980
D.R. Horton, Inc.	25,080	712,272
Dean Foods Co.*	17,160	640,240
Duquesne Light Holdings, Inc.	8,360	161,432
Dycom Industries, Inc.*	5,280	147,840
Edwards (A.G.), Inc.	8,800	299,464
Emmis Communications Corp.*	6,160	129,237
Energy East Corp.	15,840	384,120
Ensco International, Inc.	16,280	473,748

Common Stocks, continued
	Shares	Value
Entercom Communications Corp.*	5,720	$213,356
Everest Re Group, Ltd.	6,160	495,018
Fairchild Semiconductor International, Inc.*	12,760	208,881
Federal Signal Corp.	5,280	98,261
Ferro Corp.	4,400	117,392
Fidelity National Financial, Inc.	18,480	690,044
First American Financial Corp.	9,680	250,615
FirstMerit Corp.	9,240	243,659
Flowserve Corp.*	5,720	142,657
FMC Corp.*	3,960	170,716
Forest Oil Corp.*	6,160	168,291
Furniture Brands International, Inc.	6,160	154,308
GATX Corp.	5,280	143,616
Glatfelter (P.H.) Co.	4,840	68,147
Granite Construction, Inc.	4,400	80,212
Great Plains Energy, Inc.	7,920	235,224
Greater Bay Bancorp	5,720	165,308
Hanover Compressor Co.*	8,360	99,484
Harris Corp.	7,040	357,280
Harsco Corp.	4,400	206,800
Hawaiian Electric Industries, Inc.	8,800	229,680
HCC Insurance Holdings, Inc.	7,040	235,206
Health Net, Inc.*	12,320	326,480
Helmerich & Payne, Inc.	5,280	137,914
Hibernia Corp.	16,720	406,296
Highwoods Properties, Inc.REIT	5,720	134,420
Horace Mann Educators Corp.	4,840	84,603
Hospitality Properties TrustREIT	7,480	316,404
Hovnanian Enterprises—Class A.*	6,600	229,086
IDACORP, Inc.	3,960	106,920
Imation Corp.	3,960	168,736
Independence Community Bank Corp.	8,800	320,320
IndyMac Bancorp, Inc.	6,600	208,560
Integrated Device Technology, Inc.*	1,440	158,330
Intersil Corp.—Class A	14,960	324,034
Interstate Bakeries Corp.	4,840	52,514
Jefferies Group, Inc.	6,160	190,467
JM Smucker Co.	6,160	282,806
Keane, Inc.*	7,040	96,378
Kelly Services, Inc.—Class A	3,960	118,008
KEMET Corp.*	9,240	112,913
Kennametal, Inc.	3,960	181,368
L-3 Communications Holdings, Inc.	11,440	764,192
LaBranche & Co., Inc.	6,600	55,572
Lancaster Colony Corp.	3,960	164,894
Lattice Semiconductor Corp.*	12,320	86,363
Laureate Education, Inc.*	4,840	185,082
Lear Corp.	7,480	441,245
Lennar Corp.—Class B	16,720	747,719
Leucadia National Corp.	7,480	371,756
Liberty Property TrustREIT	9,240	371,540
Longview Fibre Co.*	5,720	84,256
Lubrizol Corp.	5,720	209,466
Mack-Cali Realty Corp.REIT	6,600	273,108
Manpower, Inc.	9,680	491,454
Martin Marietta Materials	5,280	234,062
McDATA Corp.—Class A*	12,760	68,649
MDU Resources Group, Inc.	12,760	306,623
Media General, Inc.—Class A	2,640	169,541
Mercantile Bankshares Corp.	8,360	391,415

See accompanying notes to the financial statements.

28

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Millennium Pharmaceuticals, Inc.*	33,000	$455,400
Minerals Technologies, Inc.	2,200	127,600
Modine Manufacturing Co.	3,520	112,112
Mohawk Industries, Inc.*	7,040	516,243
MONY Group, Inc.*	5,280	165,264
MPS Group, Inc.*	11,440	138,653
National Commerce Financial Corp.	22,000	715,000
National Fuel Gas Co.	8,800	220,000
National-Oilwell, Inc.*	9,240	290,968
Neiman Marcus Group, Inc.—Class A	5,280	293,833
New Plan Excel Realty Trust, Inc.REIT	11,000	256,960
New York Community Bancorp	28,600	561,418
Newfield Exploration Co.*	6,160	343,358
Newport Corp.*	4,400	71,148
Noble Energy, Inc.	6,160	314,160
Northeast Utilities System	13,640	265,571
NSTAR	5,720	273,874
OGE Energy Corp.	9,680	246,550
Ohio Casualty Corp.*	6,600	132,858
Old Republic International Corp.	19,800	469,656
ONEOK, Inc.	11,000	241,890
Overseas Shipholding Group, Inc.	4,400	194,172
PacifiCare Health Systems, Inc.*	9,240	357,219
Payless ShoeSource, Inc.*	7,480	111,527
Peabody Energy Corp.	7,040	394,169
Pentair, Inc.	11,000	370,040
Pepco Holdings, Inc.	18,480	337,814
PepsiAmericas, Inc.	14,960	317,750
Pier 1 Imports, Inc.	9,680	171,239
Pioneer Natural Resources Co.	13,200	463,056
Plexus Corp.*	4,840	65,340
PMI Group, Inc.	10,560	459,571
PNM Resources, Inc.	6,600	137,082
Pogo Producing Co.	7,040	347,776
Polycom, Inc.*	11,000	246,510
Potlatch Corp.	3,080	128,251
Powerwave Technologies, Inc.*	11,440	88,088
Precision Castparts Corp.	7,040	385,018
Pride International, Inc.*	14,520	248,437
Protective Life Corp.	7,480	289,252
Provident Financial Group, Inc.	5,280	208,349
Puget Energy, Inc.	10,560	231,370
Quanta Services, Inc.*	12,760	79,367
Quantum Corp.*	19,360	60,016
Questar Corp.	9,240	357,034
Radian Group, Inc.	10,120	484,748
Raymond James Financial Corp.	7,920	209,484
Republic Services, Inc.	16,720	483,877
RF Micro Devices, Inc.*	20,240	151,800
RPM, Inc.	12,760	193,952
Ruddick Corp.	4,840	108,658
Ryland Group, Inc.	2,640	206,448
Saks, Inc.	15,400	231,000
SCANA Corp.	11,880	432,075
Scholastic Corp.*	4,400	131,780
Sensient Technologies Corp.	4,840	103,963
Sequa Corp.—Class A*	1,320	77,180
Sierra Pacific Resources*	12,760	98,380

Common Stocks, continued
	Shares	Value
Six Flags, Inc.*	10,120	$73,471
Smithfield Foods, Inc.*	11,880	349,272
Sonoco Products Co.	10,560	269,280
Sovereign Bancorp, Inc.	33,000	729,300
SPX Corp.	8,360	388,239
StanCorp Financial Group, Inc.	3,080	206,360
STERIS Corp.*	7,480	168,749
Storage Technology Corp.*	12,320	357,280
Superior Industries International, Inc.	3,080	103,026
Swift Transportation Co., Inc.*	8,800	157,960
Sybase, Inc.*	10,560	190,080
Tech Data Corp.*	6,160	241,041
Tecumseh Products Co.	2,200	90,618
Teleflex, Inc.	4,400	220,660
Telephone & Data Systems, Inc.	6,160	438,592
Tidewater, Inc.	6,600	196,680
Toll Brothers, Inc.*	7,920	335,174
Triad Hospitals, Inc.*	8,360	311,243
Trinity Industries, Inc.	5,280	167,851
TriQuint Semiconductor, Inc.*	14,520	79,279
Tyson Foods, Inc.—Class A	38,280	801,965
United Rentals, Inc.*	8,360	149,560
Unitrin, Inc.	7,480	318,648
Universal Corp.	2,640	134,482
Universal Health Services, Inc. —Class B	6,160	282,682
UTStarcom, Inc.*	12,320	372,680
Varco International, Inc.*	10,560	231,158
Vectren Corp.	8,360	209,752
Viad Corp.	9,680	261,457
Vishay Intertechnology, Inc.*	17,160	318,833
W.R. Berkley Corp.	9,240	396,858
Washington Federal, Inc.	8,359	200,616
Weatherford International, Ltd.*	14,520	653,110
Webster Financial Corp.	5,720	268,954
Werner Enterprises, Inc.	8,800	185,680
Westar Energy, Inc.	9,240	183,968
WGL Holdings, Inc.	5,280	151,642
Wisconsin Energy Corp.	12,760	416,103
WPS Resources Corp.	3,960	183,546
York International Corp.	4,400	180,708

TOTAL COMMON STOCKS (Cost $49,846,594)		55,115,023

U.S. Government Agency Obligations (0.3%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$160,000	160,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $160,000)		160,000

TOTAL INVESTMENT SECURITIES (Cost $50,006,594)—100.1%		55,275,023
Net other assets (liabilities)—(0.1%)		(62,190)

NET ASSETS—100.0%		$55,212,833

See accompanying notes to the financial statements.

29

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

*	Non-income producing security
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense	1.5%
Agriculture	0.2%
Airlines	0.1%
Auto Parts & Equipment	2.1%
Banks	6.0%
Beverages	1.3%
Biotechnology	0.8%
Building Materials	0.8%
Chemicals	3.1%
Coal	1.1%
Commercial Services	2.9%
Computers	2.0%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.0%
Electric	9.1%
Electronics	1.9%
Engineering & Construction	0.4%
Entertainment	0.1%
Environmental Control	0.9%

Food	4.2%
Forest Products & Paper	1.0%
Gas	1.1%
Hand/Machine Tools	0.3%
Healthcare	0.8%
Healthcare—Services	2.3%
Home Builders	4.0%
Home Furnishings	0.3%
Household Products/Wares	0.3%
Insurance	10.4%
Internet	0.9%
Leisure Time	0.2%
Lodging	0.9%
Machinery—Diversified	0.8%
Media	1.8%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	2.9%
Oil & Gas	4.5%
Oil & Gas Services	3.2%
Packaging & Containers	0.5%
Pipelines	1.2%
Real Estate Investment Trust	3.0%
Retail	3.5%
Savings & Loans	4.3%
Semiconductors	1.8%
Software	0.8%
Telecommunications	4.2%
Textiles	1.3%
Transportation	1.6%
Trucking & Leasing	0.3%
Other**	0.2%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

30

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (98.8%)
	Shares	Value
99 Cents Only Stores*	1,785	$27,221
Abercrombie & Fitch Co.—Class A	2,380	92,225
Activision, Inc.*	3,332	52,979
Acxiom Corp.	2,142	53,186
ADTRAN, Inc.	1,904	63,537
Alliant Techsystems, Inc.*	952	60,299
American Eagle Outfitters, Inc.*	1,785	51,604
Ametek, Inc.	1,666	51,479
Apogent Technologies, Inc.*	2,142	68,544
Applebee’s International, Inc.	2,023	46,569
Apria Healthcare Group, Inc.*	1,190	34,153
Aqua America, Inc.	2,261	45,333
Arthur J. Gallagher & Co.	2,261	68,847
Atmel Corp.*	11,662	69,039
Avocent Corp.*	1,190	43,721
Bank of Hawaii Corp.	1,309	59,193
Barr Laboratories, Inc.*	2,618	88,227
Beckman Coulter, Inc.	1,547	94,367
Blyth, Inc.	1,071	36,939
Boyd Gaming Corp.	1,666	44,266
Brink’s Co.	1,428	48,909
Brinker International, Inc.*	2,380	81,206
Brown & Brown, Inc.	1,666	71,805
C.H. Robinson Worldwide, Inc.	2,142	98,189
Cabot Microelectronics Corp.*	595	18,213
Career Education Corp.*	2,499	113,855
Caremark Rx, Inc.*	0	10
Carlisle Cos., Inc.	714	44,447
Carmax, Inc.*	2,499	54,653
Catalina Marketing Corp.*	1,309	23,942
CDW Corp.	2,023	128,987
Cephalon, Inc.*	1,428	77,112
Ceridian Corp.*	3,689	83,003
Certegy, Inc.	1,547	60,024
Charles River Laboratories International, Inc.*	1,190	58,155
Chico’s FAS, Inc.*	2,142	96,733
Choicepoint, Inc.*	2,142	97,804
Church & Dwight, Inc.	952	43,583
Cincinnati Bell, Inc.*	6,069	26,946
City National Corp.	1,190	78,183
Claire’s Stores, Inc.	2,380	51,646
Coach, Inc.*	4,641	209,727
Cognizant Technology Solutions Corp.*	3,094	78,619
Commerce Bancorp, Inc.	1,904	104,739
Compass Bancshares, Inc.	2,975	127,925
Copart, Inc.*	2,261	60,369
Corinthian Colleges, Inc.*	2,261	55,937
Covance, Inc.*	1,547	59,683
Coventry Health Care, Inc.*	2,142	104,744
Cree Research, Inc.*	1,785	41,555
CSG Systems International, Inc.*	1,309	27,096
Cullen/Frost Bankers, Inc.	1,309	58,578
Cypress Semiconductor Corp.*	2,975	42,215
CYTYC Corp.*	2,737	69,438
DENTSPLY International, Inc.	2,023	105,398
DeVry, Inc.*	1,785	48,945
Diebold, Inc.	1,785	94,373
Dollar Tree Stores, Inc.*	2,737	75,076
Donaldson Co., Inc.	2,142	62,760

Common Stocks, continued
	Shares	Value
DPL, Inc.	3,094	$60,085
DST Systems, Inc.*	2,023	97,286
Dun & Bradstreet Corp.*	1,785	96,229
Eaton Vance Corp.	1,666	63,658
Education Management Corp.*	1,785	58,655
Edwards Lifesciences Corp.*	1,428	49,766
Energizer Holdings, Inc.*	2,023	91,036
Equitable Resources, Inc.	1,547	79,995
Expeditors International of Washington, Inc.	2,618	129,356
Fair, Isaac & Co., Inc.	1,785	59,583
Fastenal Co.	1,904	108,204
First Health Group Corp.*	2,261	35,294
FMC Technologies, Inc.*	1,666	47,981
Gartner Group, Inc.*	3,213	42,476
Gentex Corp.	1,904	75,551
Gilead Sciences, Inc.*	5,236	350,812
Graco, Inc.	1,666	51,729
Grant Prideco, Inc.*	2,975	54,919
GreenPoint Financial Corp.	3,213	127,556
GTECH Holdings Corp.	1,428	66,130
Harman International Industries, Inc.	1,666	151,606
Harte-Hanks, Inc.	2,142	52,286
Henry (Jack) & Associates, Inc.	2,261	45,446
Henry Schein, Inc.*	1,071	67,623
Herman Miller, Inc.	1,785	51,658
Hillenbrand Industries, Inc.	1,547	93,516
HNI Corp.	1,428	60,447
Hormel Foods Corp.	3,451	107,326
Hubbell, Inc.—Class B	1,547	72,260
IMC Global, Inc.	2,856	38,270
Integrated Circuit Systems, Inc.*	1,785	48,481
International Rectifier Corp.*	1,666	69,006
International Speedway Corp.	1,309	63,670
Investors Financial Services Corp.	1,666	72,604
ITT Educational Services, Inc.*	1,071	40,719
IVAX Corp.*	4,879	117,047
J.B. Hunt Transport Services, Inc.	2,023	78,047
Jacobs Engineering Group, Inc.*	1,428	56,235
JetBlue Airways Corp.*	2,499	73,421
Korn/Ferry International*	952	18,440
Krispy Kreme Doughnuts, Inc.*	1,547	29,532
Lam Research Corp.*	3,332	89,298
Lee Enterprises, Inc.	1,071	51,419
Legg Mason, Inc.	1,666	151,622
LifePoint Hospitals, Inc.*	952	35,433
Lincare Holdings, Inc.*	2,499	82,117
LTX Corp.*	1,547	16,723
Lyondell Chemical Co.	4,403	76,568
Macromedia, Inc.*	1,666	40,900
Macrovision Corp.*	1,190	29,786
Mandalay Resort Group	1,666	114,354
Mentor Graphics Corp.*	1,666	25,773
Michaels Stores, Inc.	1,666	91,630
Micrel, Inc.*	2,261	27,471
Microchip Technology, Inc.	5,117	161,390
Murphy Oil Corp.	2,261	166,636
National Instruments Corp.	1,904	58,358
Network Associates, Inc.*	4,046	73,354
Nordson Corp.	833	36,127

See accompanying notes to the financial statements.

31

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
O’Reilly Automotive, Inc.*	1,309	$59,167
Olin Corp.	1,666	29,355
Omnicare, Inc.	2,499	106,982
Outback Steakhouse, Inc.	1,785	73,828
Oxford Health Plans, Inc.	2,023	111,346
Pacific Sunwear of California, Inc.*	1,904	37,261
Packaging Corp. of America	2,618	62,570
Par Pharmaceutical Cos., Inc.*	833	29,330
Patterson Dental Co.*	1,666	127,432
Patterson-UTI Energy, Inc.	2,023	67,588
Perrigo Co.	1,785	33,861
Petsmart, Inc.	3,570	115,846
Plains Exploration & Production Co.*	1,904	34,938
Plantronics, Inc.*	1,190	50,099
Protein Design Labs, Inc.*	2,261	43,253
Rayonier, Inc.	1,190	52,896
Reader’s Digest Association, Inc.	2,380	38,056
Regis Corp.	1,071	47,756
Renal Care Group, Inc.*	1,666	55,195
Rent-A-Center, Inc.*	2,023	60,549
Retek, Inc.*	1,428	8,768
Reynolds & Reynolds Co.	1,666	38,535
Rollins, Inc.	1,071	24,644
Ross Stores, Inc.	3,689	98,717
RSA Security, Inc.*	1,547	31,667
Ruby Tuesday, Inc.	1,666	45,732
Sandisk Corp.*	3,927	85,177
SEI Investments Co.	2,499	72,571
Semtech Corp.*	1,904	44,820
Sepracor, Inc.*	2,142	113,312
Silicon Laboratories, Inc.*	1,309	60,672
Silicon Valley Bancshares*	833	33,028
Smith International, Inc.*	2,618	145,979
Sotheby’s Holdings, Inc.—Class A*	1,547	24,690
Stericycle, Inc.*	1,071	55,414
Synopsys, Inc.*	3,808	108,260
TCF Financial Corp.	1,785	103,619
The Cheesecake Factory, Inc.*	1,309	52,085
The Scotts Co.—Class A*	833	53,211
Thor Industries, Inc.	1,428	47,781
Timberland Co.—Class A*	833	53,803
Titan Corp.*	2,023	26,259
Tootsie Roll Industries, Inc.	1,309	42,543
Transaction Systems Architects, Inc.*	952	20,497
Tupperware Corp.	1,428	27,746
United Dominion Realty Trust, Inc.REIT	3,094	61,199
Valassis Communications, Inc.*	1,309	39,885
Valeant Pharmaceuticals International	2,023	40,460
Valspar Corp.	1,309	66,026
Varian Medical Systems, Inc.*	1,666	132,197
Varian, Inc.*	833	35,111
Vertex Pharmaceuticals, Inc.*	1,904	20,639
VISX, Inc.*	1,190	31,797
Waddell & Reed Financial, Inc.	2,023	44,729
Washington Post Co.—Class B	238	221,342
Westamerica Bancorporation	833	43,691
Western Gas Resources, Inc.	1,904	61,842
Westwood One, Inc.*	2,380	56,644
Whole Foods Market, Inc.	1,547	147,661
Williams-Sonoma, Inc.*	2,856	94,134

Common Stocks, continued
	Shares	Value
Wilmington Trust Corp.	1,666	$62,009
Wind River Systems, Inc.*	2,023	23,790
XTO Energy, Inc.	6,307	187,886
Zebra Technologies Corp.*	1,190	103,531

TOTAL COMMON STOCKS (Cost $10,416,706)		12,550,621

U.S. Government Agency Obligations (0.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$81,000	81,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $81,000)		81,000

TOTAL INVESTMENT SECURITIES (Cost $10,497,706)—99.4%		12,631,621
Net other assets (liabilities)—0.6%		78,313

NET ASSETS—100.0%		$12,709,934

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

*	Non-income producing security
REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.6%
Aerospace/Defence	0.7%
Airlines	0.6%
Apparel	2.1%
Banks	5.9%
Biotechnology	0.8%
Chemicals	1.8%
Commercial Services	4.4%
Communication Services	0.8%
Computers	5.2%
Distribution/Wholesale	1.9%
Diversified Financial Services	2.0%
Electric	0.5%
Electrical Components & Equipment	1.7%
Electronics	0.9%
Engineering & Construction	0.4%
Entertainment	1.7%
Environmental Control	0.8%
Food	2.3%
Healthcare—Products	6.6%
Healthcare—Services	3.8%
Household Products/Wares	2.5%

See accompanying notes to the financial statements.

32

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Insurance	1.1%
Internet	1.5%
Lodging	1.2%
Machinery—Diversified	1.5%
Media	2.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.9%
Oil & Gas	3.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.5%
Pharmaceuticals	7.6%
Pipelines	1.1%
Real Estate Investment Trust	0.5%
Retail	10.8%
Savings & Loans	1.0%
Semiconductors	5.3%
Software	4.2%
Telecommunications	1.1%
Transportation	2.4%
Water	0.4%
Other**	1.2%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

33

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (99.8%)
	Shares	Value
4Kids Entertainment, Inc.*	6,528	$156,150
A.M. Castle & Co.*	7,344	78,948
A.T. Cross Co.—Class A*	7,344	35,031
AAR Corp.*	15,504	175,970
ABM Industries, Inc.	23,664	460,738
Actel Corp.*	12,240	226,440
Action Performance Companies, Inc.	8,976	135,268
Adaptec, Inc.*	52,224	441,815
Advanced Marketing Services, Inc.	8,976	115,880
Aeroflex, Inc.*	35,088	502,811
Agilysys, Inc.	15,504	213,800
Albany International Corp.—Class A	15,504	520,314
Alliance Semiconductor Corp.*	17,136	101,959
Alpharma, Inc.	25,296	518,062
American Italian Pasta Co.	8,976	273,588
American States Water Co.	7,344	170,675
AMERIGROUP Corp.*	11,424	562,061
Analogic Corp.	6,528	276,983
Anchor BanCorp Wisconsin, Inc.	10,608	280,476
Angelica Corp.	4,080	102,449
Anixter International, Inc.	17,136	583,139
Apogee Enterprises, Inc.	13,056	135,782
Applica, Inc.*	11,424	101,674
Applied Industrial Technologies, Inc.	8,976	270,357
AptarGroup, Inc.	17,136	748,671
Arch Chemicals, Inc.	11,424	329,240
Arkansas Best Corp.	12,240	402,941
ArQule, Inc.*	13,872	73,105
Ashworth, Inc.*	6,528	54,248
Astec Industries, Inc.*	9,792	184,383
Atlantic Coast Airlines Holdings, Inc.*	21,216	121,780
Atmos Energy Corp.	25,296	647,325
Atwood Oceanics, Inc.*	6,528	272,544
Audiovox Corp.—Class A*	10,608	179,063
Avista Corp.	22,848	420,861
Aztar Corp.*	16,320	456,960
BankUnited Financial Corp.—Class A*	14,688	378,950
Barnes Group, Inc.	10,608	307,420
Bassett Furniture Industries, Inc.	5,712	124,293
Belden, Inc.	12,240	262,304
Bell Microproducts, Inc.*	13,056	105,623
Benchmark Electronics, Inc.*	19,584	569,895
Black Box Corp.	8,160	385,642
Boston Communications Group, Inc.*	8,976	92,004
Boston Private Financial Holdings, Inc.	13,056	302,377
Bowne & Co., Inc.	16,320	258,672
Brookline Bancorp, Inc.	27,744	407,004
Brooktrout, Inc.—Class B*	6,528	70,568
Brown Shoe Company, Inc.	8,976	367,388
Brush Wellman, Inc.*	8,160	154,224
Buckeye Technologies, Inc.*	17,952	206,448
Building Materials Holding Corp.	6,528	123,575
Burlington Coat Factory Warehouse Corp.	21,216	409,469.
C&D Technologies, Inc.	12,240	218,239
C-COR.net Corp.*	20,400	209,916
Cable Design Technologies Corp.*	20,400	216,240
CACI International, Inc.—Class A*	13,872	560,983
Cambrex Corp.	12,240	308,816
Capital AutomotiveREIT	17,136	502,599

Common Stocks, continued
	Shares	Value
Captaris, Inc.*	15,504	$100,156
Caraustar Industries, Inc.*	13,872	195,734
Carpenter Technology Corp.	10,608	361,202
Cascade Natural Gas Corp.	5,712	126,064
Casey’s General Stores, Inc.	23,664	433,051
Cash America International, Inc.	13,872	319,056
Cato Corp.—Class A	9,792	219,830
CDI Corp.	8,976	310,570
Central Parking Corp.	17,136	320,272
Central Vermont Public Service Corp.	5,712	117,039
CH Energy Group, Inc.	7,344	341,055
Checkpoint Systems, Inc.*	17,952	321,879
Chemed Corp.	5,712	277,032
Chesapeake Corp.	8,976	239,480
Chittenden Corp.	17,952	631,013
Ciber, Inc.*	28,560	234,763
Cima Labs, Inc.*	7,344	247,713
Cimarex Energy Co.*	19,584	592,024
CLECO Corp.	22,848	410,807
Cleveland-Cliffs, Inc.*	4,896	276,085
Coachmen Industries, Inc.	7,344	117,431
Coherent, Inc.*	14,688	438,438
Cohu, Inc.	10,608	201,976
Colonial Properties TrustREIT	13,056	503,048
Commercial Federal Corp.	19,584	530,726
Commercial Metals Co.	13,872	450,146
Commercial NET Lease RealtyREIT	24,480	421,056
Commonwealth Industries, Inc.*	7,344	75,937
Concord Camera Corp.*	13,872	45,778
CONMED Corp.*	13,872	380,093
Consolidated Graphics, Inc.*	6,528	287,558
Corn Products International, Inc.	17,136	797,682
Cross Country Healthcare, Inc.*	15,504	281,398
Cryolife, Inc.*	11,424	60,204
CTS Corp.	17,136	206,660
Cubic Corp.	13,056	273,262
Curative Health Services, Inc.*	6,528	56,532
Curtiss-Wright Corp.	9,792	550,213
Datascope Corp.	7,344	291,483
Delphi Financial Group, Inc.—Class A	14,688	653,615
Department 56, Inc.*	6,528	100,531
Digi International, Inc.*	10,608	113,718
DIMON, Inc.	21,216	121,356
Downey Financial Corp.	13,056	695,232
Dress Barn, Inc.*	13,872	237,489
Drill-Quip, Inc.*	8,160	152,592
DRS Technologies, Inc.*	12,240	390,456
Duane Reade, Inc.*	11,424	186,554
DuPont Photomasks, Inc.*	8,976	182,482
EDO Corp.	9,792	236,183
eFunds Corp.*	22,848	399,840
El Paso Electric Co.*	22,848	352,773
Electro Scientific Industries, Inc.*	13,056	369,615
EMCOR Group, Inc.*	7,344	322,989
Energen Corp.	17,136	822,356
Enesco Group, Inc.*	6,528	58,491
Entertainment Properties TrustREIT	10,608	379,130
EPIQ Systems, Inc.*	8,160	118,320
ESS Technology, Inc.*	18,768	201,005
Esterline Technologies Corp.*	9,792	289,158

See accompanying notes to the financial statements.

34

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Exar Corp.*	19,584	$287,101
Fedders Corp.	14,688	63,893
Financial Federal Corp.*	8,160	287,722
First Republic Bank	7,344	316,380
FirstFed Financial Corp.*	8,160	339,456
Flagstar Bancorp, Inc.	29,376	583,995
Flowers Foods, Inc.	21,216	554,798
Frontier Airlines, Inc.*	17,136	186,440
Fuller (H. B.) Co.	13,872	393,965
G & K Services, Inc.	9,792	393,540
Gables Residential TrustREIT	13,872	471,371
Gardner Denver, Inc.*	9,792	273,197
GenCorp, Inc.	21,216	284,082
General Communication, Inc.—Class A*	26,928	213,808
Gerber Scientific, Inc.*	10,608	74,892
Glenborough Realty Trust, Inc.REIT	15,504	284,498
Goody's Family Clothing, Inc.	15,504	160,776
Great Atlantic & Pacific Tea Co.*	18,768	143,763
Green Mountain Power Corp.	2,448	63,893
Group 1 Automotive, Inc.*	10,608	352,292
Gymboree Corp.*	14,688	225,608
Haggar Corp.	3,264	65,770
Hain Celestial Group, Inc.*	17,136	310,162
Hancock Fabrics, Inc.	8,976	114,444
Haverty Furniture Companies, Inc.	10,608	185,428
Hooper Holmes, Inc.	31,008	177,986
Hughes Supply, Inc.	14,688	865,565
Hutchinson Technology, Inc.*	12,240	300,982
IHOP Corp.	10,608	379,342
IMCO Recycling, Inc.*	7,344	97,088
Information Holdings, Inc.*	9,792	268,007
Insight Enterprises, Inc.*	22,848	405,780
Insituform Technologies, Inc.—Class A*	13,056	212,421
Insurance Auto Auctions, Inc.*	5,712	97,104
Interface, Inc.*	24,480	213,710
Intermet Corp.	12,240	52,632
Internet Security Systems, Inc.*	22,848	350,488
Invacare Corp.	14,688	656,848
Investment Technology Group, Inc.*	21,216	271,353
Ionics, Inc.*	10,608	299,676
Irwin Financial Corp.	13,872	366,221
J & J Snack Foods Corp.*	4,080	166,586
Jack in the Box, Inc.*	17,136	508,939
JAKKS Pacific, Inc.*	12,240	254,470
JDA Software Group, Inc.*	13,872	182,694
JLG Industries, Inc.	21,216	294,691
Jo-Ann Stores, Inc.*	10,608	311,875
K2, Inc.*	19,584	307,469
Kaman Corp.—Class A	10,608	148,406
Kansas City Southern Industries, Inc.*	30,192	467,976
Kellwood Co.	13,056	568,588
Kilroy Realty Corp.REIT	13,872	473,035
Kirby Corp.*	11,424	444,394
La-Z-Boy, Inc.	24,480	440,150
Laclede Group, Inc.	9,792	268,399
LandAmerica Financial Group, Inc.	8,976	349,436
Landry’s Restaurants, Inc.	13,056	390,244
Lawson Products, Inc.	4,896	186,782
Lennox International, Inc.	27,744	502,166
Lexington Corporate Properties TrustREIT	22,848	454,904
Libbey, Inc.	6,528	181,217

Common Stocks, continued
	Shares	Value
Linens ’n Things, Inc.*	21,216	$621,841
Lone Star Steakhouse & Saloon, Inc.	9,792	266,244
Lone Star Technologies, Inc.*	13,872	382,312
Longs Drug Stores Corp.	17,952	428,514
Lydall, Inc.*	7,344	71,751
M.D.C. Holdings, Inc.	15,504	986,209
MAF Bancorp, Inc.	15,504	661,711
MagneTek, Inc.*	13,872	115,692
ManTech International Corp.—Class A*	15,504	291,010
Marcus Corp.	13,872	239,292
Material Sciences Corp.*	6,528	69,523
Maximus, Inc.*	10,608	376,160
Meade Instruments Corp.*	9,792	31,236
Meritage Corp.*	6,528	449,126
Mesa Air Group, Inc.*	15,504	125,427
Methode Electronics, Inc.—Class A	17,136	222,254
Mobile Mini, Inc.*	6,528	185,460
Moog, Inc.—Class A*	12,240	454,226
Movie Gallery, Inc.	16,320	319,056
Mueller Industries, Inc.	16,320	584,256
Myers Industries, Inc.	14,688	207,101
Nasch-Finch Co.	5,712	142,971
National Presto Industries, Inc.	3,264	134,575
Nautilus Goup, Inc.	15,504	302,483
NCO Group, Inc.*	14,688	392,022
Network Equipment Technologies, Inc.*	11,424	93,220
New Jersey Resources Corp.	13,056	542,868
Northwest Natural Gas Co.	13,056	398,208
NUI Corp.	7,344	107,222
NYFIX, Inc.*	15,504	75,815
O’Charley’s, Inc.*	9,792	168,324
Oceaneering International, Inc.*	12,240	419,220
Offshore Logistics, Inc.*	10,608	298,297
OM Group, Inc.*	13,872	457,914
On Assignment, Inc.*	12,240	72,216
Orthodontic Centers of America, Inc.*	23,664	193,808
Osteotech, Inc.*	8,160	52,958
Owens & Minor, Inc.	18,768	486,091
PAREXEL International Corp.*	12,240	242,352
Park Electrochemical Corp.	9,792	247,248
Paxar Corp.*	18,768	366,351
PC-Tel, Inc.*	9,792	115,546
Pegasus Systems, Inc.*	11,424	149,997
Penford Corp.	4,080	71,604
Pep Boys-Manny, Moe & Jack	28,560	723,997
Performance Food Group Co.*	22,032	584,730
Pericom Semiconductor Corp.*	12,240	131,090
Philadelphia Consolidated Holding Corp.*	10,608	637,223
Phillips-Van Heusen Corp.	14,688	282,744
Phoenix Technologies, Ltd.*	11,424	79,854
Photronics, Inc.*	15,504	293,647
Piedmont Natural Gas Company, Inc.	17,952	766,550
Pinnacle Entertainment, Inc.*	17,136	216,085
Pinnacle Systems, Inc.*	32,640	233,376
Piper Jaffray*	9,792	442,891
Planar Systems, Inc.*	7,344	98,336
PolyOne Corp.*	44,064	327,836
Pope & Talbot, Inc.	7,344	145,191
Presidential Life Corp.	13,872	249,973
PRG-Schultz International, Inc.*	29,376	160,687

See accompanying notes to the financial statements.

35

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Prime Hospitality Corp.*	21,216	$225,314
ProAssurance Corp.*	13,872	473,174
Provident Bankshares Corp.	15,504	447,135
Province Healthcare Co.*	23,664	405,838
QRS Corp.*	7,344	48,103
Quaker Chemical Corp.	4,896	135,228
Quanex Corp.	8,160	397,392
Radiant Systems, Inc.*	12,240	57,406
RadiSys Corp.*	8,976	166,684
Ralcorp Holdings, Inc.*	13,872	488,294
Regal-Beloit Corp.	11,424	254,298
RehabCare Group, Inc.*	7,344	195,571
Reliance Steel & Aluminum Co.	15,504	625,122
Remington Oil & Gas Corp.*	13,056	308,122
Republic Bancorp, Inc.	30,192	419,669
Riggs National Corp.	13,872	292,977
RLI Corp.	12,240	446,760
Robbins & Myers, Inc.	6,528	146,554
Rock-Tenn Co.	17,136	290,455
Roxio, Inc.*	16,320	80,131
RTI International Metals, Inc.*	9,792	156,182
Rudolph Technologies, Inc.*	8,160	148,430
Russ Berrie & Company, Inc.	9,792	190,258
Russell Corp.	15,504	278,452
RYAN’S Restaurant Group, Inc.*	20,400	322,320
Ryerson Tull, Inc.	12,240	194,371
Savient Pharmaceuticals, Inc.*	28,560	70,829
School Specialty, Inc.*	8,976	325,919
Schulman (A.), Inc.	14,688	315,645
Schweitzer-Mauduit International, Inc.	7,344	224,947
SCM Microsystems, Inc.*	7,344	47,736
SCPIE Holdings, Inc.	4,896	44,554
Seacoast Financial Services Corp.	14,688	508,205
SEACOR SMIT, Inc.*	8,976	394,316
Selective Insurance Group, Inc.	13,056	520,673
Shaw Group, Inc.*	30,192	305,845
Shopko Stores, Inc.*	13,872	196,150
Shurgard Storage Centers, Inc.—Class AREIT	22,032	823,996
Skyline Corp.	4,080	165,852
SkyWest, Inc.	27,744	483,023
Skyworks Solutions, Inc.*	70,992	619,761
Smith (A.O.) Corp.	13,872	440,991
Sola International, Inc.*	15,504	267,134
Sourcecorp*	7,344	202,107
South Financial Group, Inc.	28,560	809,390
Southern Union Co.*	35,088	739,655
Southwest Gas Corp.	16,320	393,802
Spherion Corp.*	28,560	289,598
Spinnaker Exploration Co.*	16,320	642,682
SPSS, Inc.*	8,160	146,635
Standard Microsystems Corp.*	8,976	209,320
Standard Motor Products, Inc.	9,792	144,236
Standard Pacific Corp.	16,320	804,576
Standard Register Co.	13,872	165,077
Standex International Corp.	5,712	155,366
Steel Dynamics, Inc.*	23,664	677,501
Steel Technologies, Inc.	5,712	126,121
Sterling Bancshares, Inc.	21,216	301,055
Sterling Financial Corp.*	10,608	338,077

Common Stocks, continued
	Shares	Value
Stewart & Stevenson Services, Inc.	13,872	$248,586
Stewart Information Services Corp.	8,976	303,120
Stone Energy Corp.*	13,056	596,398
Stride Rite Corp.	18,768	207,011
Sunrise Assisted Living, Inc.*	9,792	383,259
Supertex, Inc.*	6,528	106,668
Susquehanna Bancshares, Inc.	22,032	554,325
Swift Energy Co.*	13,056	288,015
SWS Group, Inc.	8,160	124,848
Symmetricom, Inc.*	21,216	188,822
TBC Corp.*	10,608	252,470
Technitrol, Inc.*	19,584	428,890
Texas Industries, Inc.	9,792	403,137
The Men’s Wearhouse, Inc.*	17,136	452,219
Theragenics Corp.*	14,688	67,859
Thomas Industries, Inc.	8,160	270,912
THQ, Inc.*	18,768	429,787
Three-Five Systems, Inc.*	9,792	49,939
Timken Co.	42,432	1,124,024
Tollgrade Communications, Inc.*	6,528	69,327
Too, Inc.*	16,320	272,544
Tower Automotive, Inc.*	27,744	100,988
Tredegar Corp.	17,952	289,566
Triumph Group, Inc.*	7,344	234,494
UGI Corp.	24,480	785,808
UICI*	22,032	524,582
UIL Holdings Corp.	6,528	317,848
Ultimate Electronics, Inc.*	7,344	36,279
Ultratech Stepper, Inc.*	11,424	185,983
Umpqua Holdings Corp.	13,872	291,173
Unisource Energy Corp.	16,320	405,552
United Bankshares, Inc.	20,400	663,000
United Stationers, Inc.*	16,320	648,230
Universal Forest Products, Inc.	8,160	263,160
URS Corp.*	20,400	558,960
US Oncology, Inc.*	40,800	600,576
USF Corp.	13,056	458,657
Valmont Industries, Inc.	11,424	261,610
Veritas DGC, Inc.*	16,320	377,808
Verity, Inc.*	17,952	242,532
Viasys Healthcare, Inc.*	14,688	307,126
Vital Signs, Inc.	5,712	165,876
Volt Information Sciences, Inc.*	7,344	231,409
W-H Energy Services, Inc.*	13,056	255,898
Waste Connections, Inc.*	20,400	605,064
Watsco, Inc.	13,056	366,482
Watts Industries, Inc.—Class A	15,504	417,833
Wausau-Mosinee Paper Corp.	24,480	423,504
Waypoint Financial Corp.	15,504	427,755
Wellman, Inc.	15,504	126,048
Wet Seal, Inc.—Class A*	14,688	76,818
Whitney Holding Corp.	19,584	874,817
Wolverine Tube, Inc.*	5,712	62,261
Woodward Governor Co.	5,712	411,892
World Acceptance Corp.*	8,976	164,530
Yellow Roadway Corp.*	22,847	910,681
Zale Corp.*	24,480	667,325
Zenith National Insurance Corp.	8,976	436,234

TOTAL COMMON STOCKS (Cost $99,289,315)		111,940,823

See accompanying notes to the financial statements.

36

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (0.2%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$218,000	$218,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $218,000)		218,000

TOTAL INVESTMENT SECURITIES Cost ($99,507,315)—100.0%		112,158,823
Net other assets (liabilities)—0.0%		(37,399)

NET ASSETS—100.0%		$112,121,424

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872

*	Non-income producing security
REIT	Real Estate Investment Trust

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense	2.3%
Agriculture	0.1%
Airlines	0.8%
Apparel	1.5%
Auto Parts & Equipment	0.5%
Banks	6.6%
Biotechnology	0.4%
Building Materials	1.2%
Chemicals	1.9%
Commercial Services	3.5%
Computers	1.5%
Distribution/Wholesale	2.4%
Diversified Financial Services	1.2%
Electric	2.2%
Electronic Components & Equipment	0.5%
Electronics	4.2%
Engineering & Construction	1.0%

Entertainment	0.2%
Environmental Control	0.9%
Food	3.1%
Forest Products & Paper	1.3%
Gas	4.9%
Hand/Machine Tools	0.2%
Healthcare—Products	2.3%
Healthcare—Services	2.1%
Home Builders	2.3%
Home Furnishings	0.7%
Household Products/Wares	0.3%
Housewares	0.3%
Insurance	4.1%
Internet	0.7%
Iron/Steel	2.1%
Leisure Time	0.7%
Lodging	0.8%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.6%
Media	0.4%
Medical—Biomedical/Genetic	0.1%
Metal Fabricate/Hardware	3.1%
Mining	0.3%
Miscellaneous Manufacturing	2.0%
Office/Business Equipment	0.2%
Oil & Gas	2.8%
Oil & Gas Services	1.6%
Packaging & Containers	0.2%
Pharmaceuticals	0.7%
Real Estate Investment Trust	3.8%
Retail	8.8%
Savings & Loans	3.8%
Semiconductors	2.6%
Software	1.9%
Storage/Warehousing	0.2%
Telecommunications	2.8%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	2.7%
Water	0.2%
Other**	0.2%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

37

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (99.7%)
	Shares	Value
Aaron Rents, Inc.	10,850	$359,569
Accredo Health, Inc.*	16,275	633,911
Acuity Brands, Inc.	13,950	376,650
Administaff, Inc.*	9,300	154,380
Advanced Energy Industries, Inc.*	10,850	170,562
Advanced Medical Optics, Inc.*	10,075	428,893
ADVO, Inc.	10,076	331,702
American Healthways, Inc.*	10,850	288,827
American Medical Systems Holdings, Inc.*	10,850	365,645
AmSurg Corp.*	10,075	253,185
ANSYS, Inc.*	5,425	254,975
Arbitron, Inc.*	10,075	367,939
Arctic Cat, Inc.	6,975	192,022
Argosy Gaming Co.*	10,075	378,820
Armor Holdings, Inc.*	10,850	368,900
Artesyn Technologies, Inc.*	13,175	118,575
ArthroCare Corp.*	6,975	202,833
ATMI, Inc.*	10,850	296,314
Avid Technology, Inc.*	10,850	592,084
Axcelis Technologies, Inc.*	33,325	414,562
Baldor Electric Co.	10,850	253,348
Bally Total Fitness Holding Corp.*	11,625	58,125
BEI Technologies, Inc.	4,650	131,642
Bel Fuse, Inc.—Class B	3,875	161,588
Biolase Technology, Inc.*	8,525	114,747
Biosite Diagnostics, Inc.*	5,425	243,691
Brady Corp.—Class A	7,750	357,274
Briggs & Stratton Corp.	7,750	684,712
Brooks Automation, Inc.*	14,725	296,709
Cabot Oil & Gas Corp.	10,850	458,955
Cal Dive International, Inc.*	13,175	399,466
CARBO Ceramics, Inc.	5,425	370,256
Carreker Corp.*	8,525	85,421
Catapult Communications Corp.*	4,650	106,950
CEC Entertainment, Inc.*	12,400	365,924
Centene Corp.*	6,975	268,886
Century Aluminum Co.*	10,075	249,759
Cerner Corp.*	11,625	518,243
Champion Enterprises, Inc.*	23,250	213,435
Christopher & Banks Corp.	12,400	219,604
Clarcor, Inc.	8,525	390,445
Cognex Corp.	15,500	596,440
Coinstar, Inc.*	6,975	153,241
Commonwealth Telephone Enterprises, Inc.*	6,975	312,271
Community First Bankshares, Inc.	12,400	399,156
Concord Communications, Inc.*	6,200	70,742
Cooper Companies, Inc.	10,850	685,394
Cost Plus, Inc.*	6,975	226,339
CPI Corp.	3,100	45,632
Cuno, Inc.*	5,425	289,424
Cyberonics, Inc.*	7,750	258,540
Cymer, Inc.*	12,400	464,255
Daktronics, Inc.*	6,200	154,690
Delta & Pine Land Co.	13,175	289,191
Deltic Timber Corp.	3,875	148,800
Dendrite International, Inc.*	13,950	259,191
Diagnostic Products Corp.	10,075	442,696
Dime Community Bancshares, Inc.	12,400	216,752
Dionex Corp.*	6,975	384,810

Common Stocks, continued
	Shares	Value
DSP Group, Inc.*	10,075	$274,443
East-West Bancorp, Inc.	17,050	523,435
EGL, Inc.*	15,500	412,300
Electronics Boutique Holdings Corp.*	7,750	204,135
ElkCorp	6,975	166,982
Engineered Support Systems, Inc.	8,525	498,798
Enzo Biochem, Inc.*	10,075	151,125
Essex Property Trust, Inc.REIT	7,750	529,713
Ethan Allen Interiors, Inc.	12,400	445,284
Evergreen Resources, Inc.*	14,725	594,889
FactSet Research Systems, Inc.	10,075	476,244
FEI Co.*	10,850	259,424
Filenet Corp.*	13,175	415,935
First BanCorp	13,175	536,881
First Midwest Bancorp, Inc.	15,500	545,755
Fleetwood Enterprises, Inc.*	17,825	259,354
FLIR Systems, Inc.*	11,625	638,212
Florida Rock Industries, Inc.	14,725	620,953
Forward Air Corp.*	6,975	260,865
Fossil, Inc.*	24,025	654,681
Fred’s, Inc.	13,175	291,036
Fremont General Corp.	25,575	451,399
Frontier Oil Corp.	8,525	180,645
Genesco, Inc.*	6,975	164,819
Georgia Gulf Corp.	10,850	389,080
Global Imaging Systems, Inc.*	7,750	284,115
Global Payments, Inc.	12,400	558,248
Gold Banc Corp., Inc.	13,175	204,213
Griffon Corp.*	10,075	224,471
Guitar Center, Inc.*	8,525	379,107
Haemonetics Corp.*	8,525	252,766
Harland (John H.) Co.	9,300	272,955
Harmonic, Inc.*	24,025	204,693
Headwaters, Inc.*	11,625	301,436
Heartland Express, Inc.	17,050	466,488
Heidrick & Struggles International, Inc.*	6,200	184,016
Helix Technology Corp.	8,525	181,838
Hibbet Sporting Goods, Inc.*	7,750	211,963
Hilb, Rogal & Hamilton Co.	12,400	442,432
Hologic, Inc.*	6,975	162,169
Hot Topic, Inc.*	15,500	317,595
Hudson United Bancorp	14,725	548,948
Hydril Co.*	7,750	244,125
Hyperion Solutions Corp.*	13,175	576,011
ICU Medical, Inc.*	4,650	155,915
IDEX Corp.	17,050	585,668
IDEXX Laboratories, Inc.*	11,625	731,677
Imagistics International, Inc.*	5,425	192,045
Immucor, Inc.*	6,975	227,036
INAMED Corp.*	11,625	730,630
Input/Output, Inc.*	24,800	205,592
Integra LifeSciences Holdings*	9,300	328,011
Inter-Tel, Inc.	8,525	212,869
Intermagnetics General Corp.*	5,425	184,613
Intrado, Inc.*	5,425	87,288
Invision Technologies, Inc.*	6,200	309,380
Itron, Inc.*	6,975	160,007
J. Jill Group, Inc.*	6,975	164,540
J2 Global Communications, Inc.*	7,750	215,450
K-Swiss, Inc.—Class A	11,625	234,941

See accompanying notes to the financial statements.

38

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Kaydon Corp.	9,300	$287,649
Keithley Instruments, Inc.	5,425	120,164
Knight Transportation, Inc.*	12,400	356,252
Kopin Corp.*	23,250	118,808
Kroll, Inc.*	13,175	485,893
Kronos, Inc.*	10,075	415,090
Kulicke & Soffa Industries, Inc.*	17,050	186,868
LabOne, Inc.*	5,425	172,407
Labor Ready, Inc.*	13,950	216,225
Lance, Inc.	10,075	155,155
Landstar System, Inc.*	10,075	532,665
Lindsay Manufacturing Co.	3,875	93,078
Littelfuse, Inc.*	7,750	328,677
Macdermid, Inc.	10,075	341,039
Manhattan Associates, Inc.*	10,075	311,116
Manitowoc Co.	9,300	314,805
MapInfo Corp.*	6,975	73,935
Massey Energy Co.	25,575	721,471
Maverick Tube Corp.*	13,950	366,327
Medicis Pharmaceutical Corp.	19,375	774,030
MemberWorks, Inc.*	3,875	114,778
Mentor Corp.	13,950	478,346
Mercury Computer Systems, Inc.*	6,975	172,980
Merit Medical Systems, Inc.*	8,525	135,803
MGI Pharma, Inc.*	23,250	627,983
Micros Systems, Inc.*	6,200	297,414
Microsemi Corp.*	20,150	286,332
Midas, Inc.*	5,425	94,395
Midway Games, Inc.*	23,250	267,840
Milacron, Inc.*	17,050	68,200
Monaco Coach Corp.	10,075	283,813
MRO Software, Inc.*	8,525	116,025
Multimedia Games, Inc.*	9,300	249,426
Nature’s Sunshine Products, Inc.	4,650	66,216
NBTY, Inc.*	22,475	660,540
NDCHealth Corp.	12,400	287,680
Nelson (Thomas), Inc.	4,650	105,741
Netegrity, Inc.*	12,400	104,904
New Century Financial Corp.	11,625	544,283
Noven Pharmaceuticals, Inc.*	7,750	170,655
NVR, Inc.*	2,325	1,125,765
Odyssey Healthcare, Inc.*	12,400	233,368
Omnova Solutions, Inc.*	13,175	80,368
OshKosh B’Gosh, Inc.—Class A	3,875	96,759
Oshkosh Truck Corp.	11,625	666,229
Oxford Industries, Inc.	5,425	236,313
P.F. Chang’s China Bistro, Inc.*	8,525	350,804
Panera Bread Co.*	10,075	361,491
Papa John’s International, Inc.*	6,200	183,148
Patina Oil & Gas Corp.	24,025	717,626
Pediatrix Medical Group, Inc.*	8,525	595,470
Pharmaceutical Product Development, Inc.*	18,600	590,921
Photon Dynamics, Inc.*	5,425	190,255
Plains Resources, Inc.*	8,525	144,499
Polaris Industries, Inc.	14,725	706,800
PolyMedica Corp.	9,300	288,672
Possis Medical, Inc.*	6,200	211,730
Power Integrations, Inc.*	10,075	250,868
Prima Energy Corp.*	4,650	184,001

Common Stocks, continued
	Shares	Value
Priority Healthcare Corp.—Class B*	14,725	$337,939
Progress Software Corp.*	12,400	268,708
Quiksilver, Inc.*	19,375	461,319
RARE Hospitality International, Inc.*	11,625	289,463
Rayovac Corp.*	11,625	326,663
Regeneron Pharmaceuticals, Inc.*	18,600	195,858
ResMed, Inc.*	11,625	592,410
Respironics, Inc.*	11,625	682,968
Rewards Network, Inc.*	8,525	76,725
Rogers Corp.*	5,425	379,207
Roper Industries, Inc.	12,400	705,560
SafeNet, Inc.*	0	9
Sanderson Farms, Inc.	6,975	374,000
SBS Technologies, Inc.*	5,425	87,180
ScanSource, Inc.*	3,875	230,253
SCP Pool Corp.	11,625	523,125
Select Comfort Corp.*	12,400	352,160
SERENA Software, Inc.*	14,725	281,100
Shuffle Master, Inc.*	7,750	281,403
Sierra Health Services, Inc.*	9,300	415,710
Simpson Manufacturing Co., Inc.	8,525	478,423
Sonic Corp.*	20,150	458,412
Southwest Bancorporation of Texas, Inc.	11,625	512,895
Southwestern Energy Co.*	12,400	355,508
St. Mary Land & Exploration Co.	9,300	331,545
StarTek, Inc.	4,650	166,470
Stein Mart, Inc.*	13,950	226,827
Sterling Financial Corp.*	1	32
Sturm, Ruger & Co., Inc.	9,300	112,623
SurModics, Inc.*	6,200	152,768
Sybron Dental Special, Inc.*	13,175	393,274
Take-Two Interactive Software, Inc.*	14,725	451,174
TALX Corp.	4,650	113,600
Techne Corp.*	13,950	606,128
Teledyne Technologies, Inc.*	10,850	217,217
Tetra Tech, Inc.*	18,600	303,552
TETRA Technologies, Inc.*	7,750	208,088
The Children’s Place Retail Stores, Inc.*	9,300	218,736
The Steak n Shake Co.*	9,300	169,446
Toro Co.	8,525	597,347
Tractor Supply Co.*	13,175	550,978
Triarc Companies, Inc.	21,700	220,689
Trimble Navigation, Ltd.*	17,050	473,819
TrustCo Bank Corp. NY	24,800	324,880
UCBH Holdings, Inc.	15,500	612,559
Unit Corp.*	15,500	487,475
United Natural Foods, Inc.*	13,175	380,889
United Surgical Partners International, Inc.*	9,300	367,071
Urban Outfitters, Inc.*	13,175	802,488
Varian Semiconductor Equipment Associates, Inc.*	12,400	478,143
Veeco Instruments, Inc.*	10,075	260,036
ViaSat, Inc.*	8,525	212,699
Vicor Corp.*	13,950	254,867
Vintage Petroleum, Inc.	21,700	368,249
Wabash National Corp.*	11,625	320,269
Watson Wyatt & Company Holdings	10,850	289,153
WD-40 Co.	5,425	162,425
WebEx Communications, Inc.*	14,725	320,416

See accompanying notes to the financial statements.

39

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Websense, Inc.*	7,750	$288,533
Wilson Greatbatch Technologies, Inc.*	6,975	194,951
Winnebago Industries, Inc.	11,625	433,380
Wintrust Financial Corp.	6,975	352,307
WMS Industries, Inc.*	10,075	300,235
Wolverine World Wide, Inc.	13,175	345,844
X-Rite, Inc.	6,975	101,417

TOTAL COMMON STOCKS (Cost $71,563,895)		79,146,422

U.S.Government Agency Obligations(NM)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$25,000	25,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,000)		25,000

TOTAL INVESTMENT SECURITIES (Cost $71,588,895)—99.7%		79,171,422
Net other assets (liabilities)—0.3%		250,476

NET ASSETS—100.0%		$79,421,898

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.4%
Aerospace/Defense	0.9%
Agriculture	0.4%
Apparel	1.7%
Auto Manufacturers	1.2%
Banks	6.3%

Biotechnology	0.8%
Building Materials	1.6%
Chemicals	1.0%
Coal	0.9%
Commercial Services	4.2%
Computers	2.5%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.7%
Electrical Components & Equipment	2.0%
Electronics	5.5%
Energy—Alternate Sources	0.4%
Entertainment	0.8%
Environmental Control	0.4%
Food	1.1%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.4%
Healthcare—Products	10.4%
Healthcare—Services	4.0%
Home Builders	2.9%
Home Furnishings	0.6%
Household Products/Wares	1.4%
Housewares	0.8%
Insurance	0.6%
Internet	1.2%
Leisure Time	1.9%
Machinery & Equipment	0.1%
Machinery—Diversified	2.7%
Media	0.1%
Medical Labs & Testing Services	0.2%
Metal Fabricate/Hardware	0.8%
Mining	0.3%
Miscellaneous Manufacturing	2.6%
Office/Business Equipment	0.2%
Oil & Gas	4.6%
Oil & Gas Services	2.2%
Pharmaceuticals	4.1%
Pipelines	0.2%
Real Estate Investment Trust	0.7%
Retail	8.5%
Savings & Loans	0.3%
Semiconductors	3.8%
Software	6.6%
Telecommunications	1.0%
Transportation	2.6%
Other**	0.3%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

40

PROFUNDS Europe 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (93.3%)
	Shares	Value
Alcatel SAADR*	55,100	$853,499
Alcon, Inc.	11,400	896,610
ASM Lithography Holding N.V.*	44,650	763,962
AstraZeneca PLCADR	29,925	1,365,777
Autoliv, Inc.	15,200	641,440
Aventis SAADR	16,150	1,228,531
BP Amoco PLCADR	49,400	2,646,357
DaimlerChrysler AG	24,225	1,140,271
Diageo PLCADR	19,000	1,040,250
Elan Corp. PLC*	32,300	799,102
Ericsson (LM) Telephone Co.ADR*	40,375	1,208,020
Flamel TechnologiesADR*	23,275	573,263
GlaxoSmithKline PLCADR	45,125	1,870,882
HSBC Holdings PLCADR	30,875	2,312,846
Infineon TechnologiesADR*	56,050	762,280
Koninklijke (Royal) Philips Electronics NVADR	36,575	994,840
Nokia OYJADR	93,575	1,360,581
Novartis AGADR	42,275	1,881,237
Rio Tinto PLC	9,500	931,475
Royal Dutch Petroleum Co.ADR	34,200	1,767,114
Ryanair Holdings PLCADR*	19,950	653,961
SAP AGADR	29,450	1,231,305
Shell Transport & Trading Co.ADR	30,875	1,380,113
Siemens AGADR	17,575	1,274,539
STMicroelectronics NVADR	37,525	825,925
Total Fina SAADR	19,950	1,916,796
UBS AG	20,900	1,485,154
Unilever NVADR	15,200	1,041,352
Vodafone Group PLCADR	95,000	2,099,500
Willis Group Holdings, Ltd.	18,525	693,761

TOTAL COMMON STOCKS (Cost $35,213,202)		37,640,743

U.S. Government Agency Obligations (5.8%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$2,330,000	2,330,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,330,000)		2,330,000

TOTAL INVESTMENT SECURITIES (Cost $37,543,202)—99.1%		39,970,743
Net other assets (liabilities)—0.9%		347,942

NET ASSETS—100.0%		$40,318,605

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $2,566,800)	9	$15,935
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $171,150)	3	$(1,732)

*	Non-income producing security
ADR	American Depository Receipt

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines	1.6%
Auto Manufacturers	4.4%
Banks	9.4%
Beverages	2.6%
Electronics	2.5%
Food	2.6%
Healthcare	2.0%
Healthcare—Products	2.2%
Insurance	1.7%
Miscellaneous Manufacturing	3.2%
Oil & Gas	21.4%
Pharmaceuticals	17.1%
Semiconductors	5.8%
Software	3.1%
Telecommunications	13.7%
Other**	6.7%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland	3.4%
France	11.3%
Germany	12.5%
Ireland	3.6%
Netherlands	11.3%
Sweden	3.0%
Switzerland	12.6%
United Kingdom	35.6%
United States**	6.7%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

41

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (86.7%)
	Shares	Value
3M Co.	11,534	$1,038,175
Abbott Laboratories	22,989	937,032
ACE, Ltd.	4,187	177,026
ADC Telecommunications, Inc.*	11,929	33,878
Adobe Systems, Inc.	3,476	161,634
Advanced Micro Devices, Inc.*	5,214	82,903
AES Corp.*	9,401	93,352
Aetna, Inc.	2,212	188,020
Affiliated Computer Services, Inc.—Class A*	1,975	104,557
AFLAC, Inc.	7,505	306,279
Agilent Technologies, Inc.*	7,110	208,182
Air Products & Chemicals, Inc.	3,318	174,029
Alberto-Culver Co.—Class B	1,383	69,344
Albertson’s, Inc.	5,451	144,670
Alcoa, Inc.	12,798	422,718
Allegheny Energy, Inc.*	1,896	29,217
Allegheny Technologies, Inc.	1,185	21,389
Allergan, Inc.	1,896	169,730
Allied Waste Industries, Inc.*	4,661	61,432
Allstate Corp.	10,349	481,745
Alltel Corp.	4,503	227,942
Altera Corp.*	5,530	122,877
Altria Group, Inc.	30,178	1,510,408
Ambac Financial Group, Inc.	1,580	116,035
Amerada Hess Corp.	1,343	106,352
Ameren Corp.	2,686	115,391
American Electric Power, Inc.	5,846	187,072
American Express Co.	18,802	966,047
American Greetings Corp.—Class A*	702	16,272
American International Group, Inc.	38,394	2,736,723
American Power Conversion Corp.	2,923	57,437
American Standard Cos.*	3,160	127,380
AmerisourceBergen Corp.	1,659	99,175
Amgen, Inc.*	18,723	1,021,714
AmSouth Bancorp	5,214	132,801
Anadarko Petroleum Corp.	3,713	217,582
Analog Devices, Inc.	5,530	260,352
Andrew Corp.*	2,370	47,424
Anheuser-Busch Companies, Inc.	11,850	639,900
Anthem, Inc.*	2,054	183,956
AON Corp.	4,661	132,699
Apache Corp.	4,819	209,867
Apartment Investment & Management Co. —Class AREIT	1,422	44,267
Apollo Group, Inc.—Class A*	2,607	230,172
Apple Computer, Inc.*	5,609	182,517
Applera Corp.—Applied Biosystems Group	3,002	65,294
Applied Materials, Inc.*	24,806	486,694
Applied Micro Circuits Corp.*	4,582	24,376
Archer-Daniels-Midland Co.	9,559	160,400
Ashland, Inc.	1,027	54,236
AT&T Corp.	11,692	171,054
AT&T Wireless Services, Inc.*	40,132	574,690
Autodesk, Inc.	1,659	71,022
Automatic Data Processing, Inc.	8,690	363,937
AutoNation, Inc.*	3,950	67,545
AutoZone, Inc.*	1,185	94,919
Avaya, Inc.*	6,557	103,535

Common Stocks, continued
	Shares	Value
Avery Dennison Corp.	1,659	$106,193
Avon Products, Inc.	6,952	320,765
Baker Hughes, Inc.	4,898	184,410
Ball Corp.	869	62,611
Bank of America Corp.	30,325	2,566,101
Bank of New York Company, Inc.	11,455	337,693
Bank One Corp.	13,585	692,835
Bard (C.R.), Inc.	1,501	85,032
Bausch & Lomb, Inc.	790	51,405
Baxter International, Inc.	9,006	310,797
BB&T Corp.	8,295	306,666
Bear Stearns Cos., Inc.	1,580	133,210
Becton, Dickinson & Co.	3,713	192,333
Bed Bath & Beyond, Inc.*	4,424	170,103
BellSouth Corp.	27,018	708,412
Bemis Company, Inc.	1,630	46,048
Best Buy Co., Inc.	4,740	240,508
Big Lots, Inc.*	1,659	23,989
Biogen Idec, Inc.*	4,993	315,807
Biomet, Inc.	3,713	165,006
BJ Services Co.*	2,370	108,641
Black & Decker Corp.	1,185	73,624
Block H & R, Inc.	2,607	124,302
BMC Software, Inc.*	3,318	61,383
Boeing Co.	12,403	633,669
Boise Cascade Corp.	1,264	47,577
Boston Scientific Corp.*	12,324	527,467
Bristol-Myers Squibb Co.	28,598	700,651
Broadcom Corp.—Class A*	4,661	217,995
Brown-Forman Corp.	1,817	87,707
Brunswick Corp.	1,422	58,018
Burlington Northern Santa Fe Corp.	5,451	191,167
Burlington Resources, Inc.	5,846	211,508
Calpine Corp.*	6,162	26,620
Campbell Soup Co.	6,083	163,511
Capital One Financial Corp.	3,555	243,091
Cardinal Health, Inc.	6,320	442,716
Caremark Rx, Inc.*	6,715	221,192
Carnival Corp.	9,322	438,134
Caterpillar, Inc.	5,056	401,649
Cendant Corp.	15,010	367,444
CenterPoint Energy, Inc.	4,503	51,785
Centex Corp.	1,817	83,128
CenturyTel, Inc.	2,054	61,702
Charter One Financial, Inc.	3,318	146,622
ChevronTexaco Corp.	15,721	1,479,503
Chiron Corp.*	2,765	123,430
Chubb Corp.	2,765	188,518
CIENA Corp.*	8,374	31,151
CIGNA Corp.	2,054	141,336
Cincinnati Financial Corp.	2,524	109,844
Cinergy Corp.	2,686	102,068
Cintas Corp.	2,528	120,510
Circuit City Stores, Inc.	2,923	37,853
Cisco Systems, Inc.*	99,540	2,359,099
Citigroup, Inc.	76,156	3,541,253
Citizens Communications Co.*	4,266	51,619
Citrix Systems, Inc.*	2,528	51,470
Clear Channel Communications, Inc.	9,006	332,772
Clorox Co.	3,160	169,945

See accompanying notes to the financial statements.

42

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
CMS Energy Corp.*	2,370	$21,638
Coca-Cola Co.	35,866	1,810,516
Coca-Cola Enterprises, Inc.	6,952	201,538
Colgate-Palmolive Co.	7,821	457,137
Comcast Corp.—Special Class A*	33,022	925,607
Comerica, Inc.	2,528	138,737
Computer Associates International, Inc.	8,611	241,625
Computer Sciences Corp.*	2,765	128,379
Compuware Corp.*	5,688	37,541
Comverse Technology, Inc.*	2,844	56,709
ConAgra Foods, Inc.	7,742	209,653
ConocoPhillips	10,112	771,444
Consolidated Edison, Inc.	3,555	141,347
Constellation Energy Group, Inc.	2,449	92,817
Convergys Corp.*	2,133	32,848
Cooper Industries, Ltd.—Class A	1,343	79,788
Cooper Tire & Rubber Co.	1,106	25,438
Coors (Adolph) Co.—Class B	553	40,004
Corning, Inc.*	20,224	264,125
Costco Wholesale Corp.	6,794	279,030
Countrywide Credit Industries, Inc.	4,179	293,575
Crane Co.	869	27,278
CSX Corp.	3,160	103,553
Cummins, Inc.	632	39,500
CVS Corp.	5,846	245,649
Dana Corp.	2,212	43,355
Danaher Corp.	4,503	233,481
Darden Restaurants, Inc.	2,370	48,704
Deere & Co.	3,634	254,889
Dell, Inc.*	37,130	1,329,996
Delphi Automotive Systems Corp.	8,216	87,747
Delta Air Lines, Inc.*	1,817	12,937
Deluxe Corp.	711	30,929
Devon Energy Corp.	3,555	234,630
Dillard’s, Inc.—Class A	1,264	28,187
Dollar General Corp.	4,819	94,260
Dominion Resources, Inc.	4,819	303,983
Donnelley (R.R.) & Sons Co.	3,160	104,343
Dover Corp.	3,002	126,384
Dow Chemical Co.	13,746	559,463
Dow Jones & Company, Inc.	1,185	53,444
DTE Energy Co.	2,528	102,485
Du Pont (E.I.) de Nemours	14,694	652,708
Duke Energy Corp.	13,509	274,098
Dynegy, Inc.—Class A*	5,609	23,894
E*TRADE Group, Inc.*	5,372	59,898
Eagle Materials Class A	35	2,486
Eagle Materials Class B	119	8,241
Eastman Chemical Co.	1,106	51,130
Eastman Kodak Co.	4,187	112,965
Eaton Corp.	2,212	143,205
eBay, Inc.*	9,717	893,478
Ecolab, Inc.	3,792	120,206
Edison International	4,819	123,222
El Paso Corp.REIT	9,401	74,080
Electronic Arts, Inc.*	4,424	241,329
Electronic Data Systems Corp.	7,110	136,157
Eli Lilly & Co.	16,590	1,159,806
EMC Corp.*	35,945	409,773
Emerson Electric Co.	6,241	396,615

Common Stocks, continued
	Shares	Value
Engelhard Corp.	1,817	$58,707
Entergy Corp.	3,397	190,266
EOG Resources, Inc.	1,738	103,776
Equifax, Inc.	2,054	50,837
Equity Office Properties TrustREIT	5,925	161,160
Equity Residential Properties TrustREIT	4,108	122,131
Exelon Corp.	9,717	323,478
Express Scripts, Inc.—Class A*	1,185	93,888
Exxon Mobil Corp.	96,301	4,276,728
Family Dollar Stores, Inc.	2,528	76,902
Fannie Mae	14,299	1,020,377
Federated Department Stores, Inc.	2,686	131,883
Federated Investors, Inc.—Class B	1,580	47,937
FedEx Corp.	4,424	361,397
Fifth Third Bancorp	8,295	446,105
First Data Corp.	13,889	618,338
First Horizon National Corp.	1,817	82,619
FirstEnergy Corp.	4,819	180,279
Fiserv, Inc.*	2,844	110,603
Fluor Corp.	1,185	56,489
Ford Motor Co.	26,939	421,595
Forest Laboratories, Inc.*	5,451	308,690
Fortune Brands, Inc.	2,133	160,892
FPL Group, Inc.	2,686	171,770
Franklin Resources, Inc.	3,713	185,947
Freddie Mac	10,112	640,090
Freeport-McMoRan Copper & Gold, Inc. —Class B	2,607	86,422
Gannett Co., Inc.	4,029	341,861
Gap, Inc.	13,272	321,846
Gateway, Inc.*	5,451	24,530
General Dynamics Corp.	2,923	290,254
General Electric Co.	155,393	5,034,733
General Mills, Inc.	5,530	262,841
General Motors Corp.	8,295	386,464
Genuine Parts Co.	2,607	103,445
Genzyme Corp.—General Division*	3,318	157,041
Georgia Pacific Corp.	3,792	140,228
Gilead Sciences, Inc.*	3,081	206,427
Gillette Co.	14,773	626,375
Golden West Financial Corp.	2,212	235,246
Goodrich Corp.	1,738	56,190
Goodyear Tire & Rubber Co.*	2,607	23,698
Grainger (W.W.), Inc.	1,343	77,223
Great Lakes Chemical Corp.	711	19,240
Guidant Corp.	4,582	256,042
Halliburton Co.	6,478	196,024
Harley-Davidson, Inc.	4,345	269,129
Harrah’s Entertainment, Inc.	1,659	89,752
Hartford Financial Services Group, Inc.	4,266	293,245
Hasbro, Inc.	2,607	49,533
HCA, Inc.	7,189	298,991
Health Management Associates, Inc. —Class A	3,555	79,703
Heinz (H.J.) Co.	5,214	204,389
Hercules, Inc.*	1,580	19,260
Hershey Foods Corp.	3,792	175,456
Hewlett-Packard Co.	44,872	946,799
Hilton Hotels Corp.	5,609	104,664
Home Depot, Inc.	32,706	1,151,250
Honeywell International, Inc.	12,640	463,003

See accompanying notes to the financial statements.

43

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Hospira, Inc.*	2,407	$66,419
Humana, Inc.*	2,370	40,053
Huntington Bancshares, Inc.	3,397	77,791
Illinois Tool Works, Inc.	4,582	439,368
IMS Health, Inc.	3,476	81,477
Ingersoll-Rand Co.—Class A	2,528	172,688
Intel Corp.	95,195	2,627,381
International Business Machines Corp.	24,806	2,186,648
International Flavors & Fragrances, Inc.	1,422	53,183
International Game Technology	5,135	198,211
International Paper Co.	7,110	317,816
Interpublic Group of Companies, Inc.*	6,162	84,604
Intuit, Inc.*	2,844	109,722
ITT Industries, Inc.	1,343	111,469
J.P. Morgan Chase & Co.	34,502	1,337,642
Jabil Circuit, Inc.*	2,923	73,601
Janus Capital Group, Inc.	3,555	58,622
JDS Uniphase Corp.*	21,172	80,242
Jefferson-Pilot Corp.	2,054	104,343
Johnson & Johnson	43,687	2,433,366
Johnson Controls, Inc.	2,765	147,596
Jones Apparel Group, Inc.	1,896	74,854
KB Home	711	48,796
Kellogg Co.	6,083	254,574
Kerr-McGee Corp.	1,501	80,709
KeyCorp	6,004	179,460
KeySpan Corp.	2,370	86,979
Kimberly-Clark Corp.	7,347	484,020
Kinder Morgan, Inc.	1,817	107,730
King Pharmaceuticals, Inc.*	3,555	40,705
KLA-Tencor Corp.*	2,923	144,338
Knight Ridder, Inc.	1,185	85,320
Kohls Corp.*	5,056	213,768
Kroger Co.*	10,902	198,416
Leggett & Platt, Inc.	2,844	75,964
Lexmark International Group, Inc.*	1,896	183,021
Limited, Inc.	6,952	130,002
Lincoln National Corp.	2,607	123,181
Linear Technology Corp.	4,582	180,852
Liz Claiborne, Inc.	1,659	59,691
Lockheed Martin Corp.	7,224	376,226
Loews Corp.	2,765	165,789
Louisiana-Pacific Corp.	1,580	37,367
Lowe’s Cos., Inc.	11,613	610,262
LSI Logic Corp.*	5,609	42,741
Lucent Technologies, Inc.*	63,121	238,597
M&T Bank Corp.	1,738	151,727
Manor Care, Inc.	1,343	43,889
Manulife Financial Corp.	3,259	131,990
Marathon Oil Corp.	5,056	191,319
Marriott International, Inc.—Class A	3,318	165,502
Marsh & McLennan Companies, Inc.	7,742	351,332
Marshall & Ilsley Corp.	3,239	126,613
Masco Corp.	6,478	201,983
Mattel, Inc.	6,241	113,898
Maxim Integrated Products, Inc.	4,740	248,471
May Department Stores Co.	4,266	117,272
Maytag Corp.	1,185	29,044
MBIA, Inc.	2,133	121,837
MBNA Corp.	18,802	484,904

Common Stocks, continued
	Shares	Value
McCormick & Co., Inc.	2,054	$69,836
McDonald’s Corp.	18,565	482,689
McGraw-Hill Companies, Inc.	2,844	217,765
McKesson Corp.	4,345	149,164
MeadWestvaco Corp.	3,002	88,229
Medco Health Solutions, Inc.*	4,029	151,088
MedImmune, Inc.*	3,634	85,036
Medtronic, Inc.	17,854	869,847
Mellon Financial Corp.	6,241	183,049
Merck & Co., Inc.	32,706	1,553,534
Mercury Interactive Corp.*	1,343	66,922
Meredith Corp.	711	39,077
Merrill Lynch & Co., Inc.	4,576	247,012
MetLife, Inc.	11,139	399,333
MGIC Investment Corp.	1,422	107,873
Micron Technology, Inc.*	9,006	137,882
Microsoft Corp.	158,948	4,539,555
Millipore Corp.*	711	40,079
Molex, Inc.	2,765	88,701
Monsanto Co.	3,871	149,034
Monster Worldwide, Inc.*	1,738	44,701
Moody’s Corp.	2,212	143,028
Morgan Stanley Dean Witter & Co.	16,195	854,610
Motorola, Inc.	34,523	630,045
Mylan Laboratories, Inc.	3,950	79,988
Nabors Industries, Ltd.*	2,212	100,027
National City Corp.	9,164	320,832
National Semiconductor Corp.*	5,293	116,393
Navistar International Corp.*	1,027	39,807
NCR Corp.*	1,422	70,517
Network Appliance, Inc.*	5,135	110,557
New York Times Co.—Class A	2,212	98,899
Newell Rubbermaid, Inc.	4,029	94,682
Newmont Mining Corp.	6,557	254,149
Nextel Communications, Inc.—Class A*	16,353	435,971
NICOR, Inc.	632	21,469
Nike, Inc.—Class B	3,871	293,228
NiSource, Inc.	3,871	79,820
Noble Corp.*	1,975	74,833
Nordstrom, Inc.	2,054	87,521
Norfolk Southern Corp.	5,767	152,941
North Fork Bancorp, Inc.	2,528	96,190
Northern Trust Corp.	3,239	136,945
Northrop Grumman Corp.	5,214	279,992
Novell, Inc.*	5,688	47,722
Novellus Systems, Inc.*	2,212	69,545
Nucor Corp.	1,185	90,961
NVIDIA Corp.*	2,449	50,205
Occidental Petroleum Corp.	5,767	279,180
Office Depot, Inc.*	4,582	82,064
Omnicom Group	2,765	209,836
Oracle Corp.*	76,472	912,311
PACCAR, Inc.	2,607	151,180
Pactiv Corp.*	2,291	57,138
Pall Corp.	1,817	47,587
Parametric Technology Corp.*	3,950	19,750
Parker Hannifin Corp.	1,738	103,341
Paychex, Inc.	5,530	187,356
Penney (J.C.) Co.	4,187	158,101
Peoples Energy Corp.	553	23,309

See accompanying notes to the financial statements.

44

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
PeopleSoft, Inc.*	5,372	$99,382
PepsiCo, Inc.	25,122	1,353,573
PerkinElmer, Inc.	1,896	37,996
Pfizer, Inc.	112,338	3,850,946
PG&E Corp.*	6,162	172,166
Phelps Dodge Corp.	1,343	104,096
Pinnacle West Capital Corp.	1,343	54,244
Piper Jaffray*	225	10,177
Pitney Bowes, Inc.	3,397	150,317
Plum Creek Timber Company, Inc.	2,686	87,510
PMC-Sierra, Inc.*	2,607	37,410
PNC Financial Services Group	4,187	222,246
Power-One, Inc.*	1,264	13,879
PPG Industries, Inc.	2,528	157,975
PPL Corp.	2,607	119,661
Praxair, Inc.	4,819	192,326
Principal Financial Group, Inc.	4,661	162,110
Procter & Gamble Co.	37,920	2,064,366
Progress Energy, Inc.	3,634	160,078
Progress Energy, Inc.CVO	987	0
Progressive Corp.	3,239	276,287
Prologis TrustREIT	2,686	88,423
Providian Financial Corp.*	4,266	62,582
Prudential Financial, Inc.	7,742	359,771
Public Service Enterprise Group, Inc.	3,476	139,144
Pulte Homes, Inc.	1,896	98,649
QLogic Corp.*	1,343	35,710
Qualcomm, Inc.	11,929	870,578
Quest Diagnostics, Inc.	1,501	127,510
Qwest Communications International, Inc.*	26,307	94,442
R.J. Reynolds Tobacco Holdings	1,264	85,434
RadioShack Corp.	2,370	67,853
Raytheon Co.	6,557	234,544
Reebok International, Ltd.	869	31,267
Regions Financial Corp.	3,855	140,900
Robert Half International, Inc.	2,528	75,259
Rockwell Collins, Inc.	2,607	86,865
Rockwell International Corp.	2,765	103,715
Rohm & Haas Co.	3,318	137,962
Rowan Companies, Inc.*	1,580	38,441
Ryder System, Inc.	948	37,986
Sabre Holdings Corp.	2,054	56,916
SAFECO Corp.	2,054	90,376
Safeway, Inc.*	6,557	166,154
Sanmina-SCI Corp.*	7,663	69,733
Sara Lee Corp.	11,613	266,983
SBC Communications, Inc.	48,743	1,182,018
Schering-Plough Corp.	21,646	400,018
Schlumberger, Ltd.	8,690	551,902
Schwab (Charles) Corp.	20,066	192,834
Scientific-Atlanta, Inc.	2,291	79,040
Seagate Technology, Inc.(a)*	2,565	0
Sealed Air Corp.*	1,264	67,333
Sears, Roebuck & Co.	3,160	119,322
Sempra Energy	3,397	116,959
Sherwin-Williams Co.	2,133	88,626
Siebel Systems, Inc.*	7,426	79,310
Sigma-Aldrich Corp.	1,027	61,219
Simon Property Group, Inc.REIT	3,081	158,425

Common Stocks, continued
	Shares	Value
SLM Corp.	6,478	$262,035
Snap-on, Inc.	869	29,155
Solectron Corp.*	14,141	91,492
Southern Co.	10,823	315,490
SouthTrust Corp.	4,819	187,025
Southwest Airlines Co.	11,613	194,750
Sovereign Bancorp, Inc.	4,424	97,770
Sprint Corp. (FON Group)	21,043	370,357
St. Jude Medical, Inc.*	2,607	197,220
St. Paul Companies, Inc.	9,816	397,941
Stanley Works	1,185	54,012
Staples, Inc.	7,347	215,341
Starbucks Corp.*	5,846	254,184
Starwood Hotels & Resorts Worldwide, Inc.	3,081	138,183
State Street Corp.	4,977	244,072
Stryker Corp.	5,925	325,875
Sun Microsystems, Inc.*	48,980	212,573
SunGard Data Systems, Inc.*	4,266	110,916
Sunoco, Inc.	1,106	70,364
SunTrust Banks, Inc.	4,187	272,113
SuperValu, Inc.	1,975	60,455
Symantec Corp.*	4,582	200,600
Symbol Technologies, Inc.	3,476	51,236
Synovus Financial Corp.	4,503	114,016
Sysco Corp.	9,401	337,213
T. Rowe Price Group, Inc.	1,896	95,558
Target Corp.	13,430	570,371
TECO Energy, Inc.	2,765	33,152
Tektronix, Inc.	1,264	43,001
Tellabs, Inc.*	6,083	53,165
Temple-Inland, Inc.	790	54,708
Tenet Healthcare Corp.*	6,873	92,167
Teradyne, Inc.*	2,844	64,559
Texas Instruments, Inc.	25,517	617,000
Textron, Inc.	2,054	121,905
The Pepsi Bottling Group, Inc.	3,792	115,808
Thermo Electron Corp.*	2,449	75,282
Thomas & Betts Corp.	869	23,663
Tiffany & Co.	2,133	78,601
Time Warner, Inc.*	67,150	1,180,496
TJX Companies, Inc.	7,268	175,450
Torchmark Corp.	1,659	89,254
Toys R Us, Inc.*	3,160	50,497
Transocean Sedco Forex, Inc.*	4,740	137,176
Tribune Co.	4,819	219,457
TXU Corp.	4,740	192,017
Tyco International, Ltd.	29,546	979,154
U.S. Bancorp	27,887	768,566
Union Pacific Corp.	3,792	225,434
Union Planters Corp.	2,275	67,818
Unisys Corp.*	4,898	67,984
United Parcel Service, Inc.—Class B	16,590	1,247,070
United States Steel Corp.	1,659	58,264
United Technologies Corp.	7,584	693,784
UnitedHealth Group, Inc.	9,085	565,541
Univision Communications, Inc.—Class A*	4,740	151,348
Unocal Corp.	3,871	147,098
UnumProvident Corp.	4,345	69,086
UST, Inc.	2,449	88,164

See accompanying notes to the financial statements.

45

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Valero Energy Corp.	1,896	$139,849
Veritas Software Corp.*	6,320	175,064
Verizon Communications, Inc.	40,764	1,475,249
VF Corp.	1,580	76,946
Viacom, Inc.—Class B	25,517	911,467
Visteon Corp.	1,896	22,126
Vulcan Materials Co.	1,501	71,373
Wachovia Corp.	19,355	861,298
Wal-Mart Stores, Inc.	63,121	3,330,263
Walgreen Co.	15,089	546,372
Walt Disney Co.	30,178	769,237
Washington Mutual, Inc.	12,719	491,463
Waste Management, Inc.	8,532	261,506
Waters Corp.*	1,738	83,042
Watson Pharmaceuticals, Inc.*	1,580	42,502
Wellpoint Health Networks, Inc.*	2,291	256,615
Wells Fargo & Co.	24,885	1,424,168
Wendy’s International, Inc.	1,659	57,800
Weyerhaeuser Co.	3,555	224,392
Whirlpool Corp.	1,027	70,452
Williams Companies, Inc.	7,663	91,190
Winn-Dixie Stores, Inc.	2,054	14,789
Worthington Industries, Inc.	1,264	25,950
Wrigley (WM.) JR Co.	3,318	209,200
Wyeth	19,671	711,303
Xcel Energy, Inc.	5,846	97,687
Xerox Corp.*	11,771	170,680
Xilinx, Inc.	5,135	171,047
XL Capital, Ltd.—Class A	2,054	154,995
Yahoo!, Inc.*	19,829	720,388
YUM! Brands, Inc.*	4,266	158,781
Zimmer Holdings, Inc.*	3,555	313,551
Zions Bancorp	1,343	82,527

TOTAL COMMON STOCKS (Cost $128,370,822)		155,478,173

U.S. Government Agency Obligations (6.7%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$12,223,000	12,223,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $ 12,223,000)		12,223,000

Options Purchased (8.1%)
	Contracts
S&P 500 Futures Call Option expiring September 2004 @ $650	120	14,724,000

TOTAL OPTIONS PURCHASED (Cost $14,550,540)		14,724,000

TOTAL INVESTMENT SECURITIES (Cost $155,144,362)—101.8%		182,425,173
Net other assets (liabilities)—(1.8)%		(3,240,738)

NET ASSETS—100.0%		$179,184,435

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $147,163,200)	516	$763,553
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $11,278,126)	9,886	$65,531
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $10,675,967)	9,358	$62,032

*	Non-income producing security
(a)	Escrowed Security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	1.5%
Agricultural	1.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.2%
Banks	5.9%
Beverages	2.4%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.2%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.1%
Electric	2.2%
Electronic Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest & Products & Paper	0.6%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	3.2%
Healthcare—Services	1.0%
Home Builders	0.1%

See accompanying notes to the financial statements.

46

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	4.3%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Diversified	0.3%
Machinery—Construction & Mining	0.2%
Media	3.0%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	5.0%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	6.1%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductor	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Trucking & Leasing	0.1%
Other**	13.0%

**	Including debt securities, repurchase agreements and net other assets (liabilities)

See accompanying notes to the financial statements.

47

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (80.9%)
	Shares	Value
3Com Corp.*	36,594	$228,713
99 Cents Only Stores*	6,741	102,800
Abercrombie & Fitch Co.—Class A	10,593	410,479
Activision, Inc.*	13,482	214,364
Acxiom Corp.	8,667	215,202
ADTRAN, Inc.	7,704	257,082
Advanced Fibre Communications, Inc.*	8,667	175,073
Advent Software, Inc.*	3,852	69,606
AGCO Corp.*	7,704	156,930
AGL Resources, Inc.	5,778	167,851
Airgas, Inc.	6,741	161,177
AirTran Holdings, Inc.*	7,704	108,935
Alaska Air Group, Inc.*	2,889	68,960
Albemarle Corp.	3,852	121,916
Alexander & Baldwin, Inc.	3,852	128,849
ALLETE, Inc.	8,667	288,611
Alliance Data Systems Corp.*	7,704	325,494
Alliant Energy Corp.	10,593	276,265
Alliant Techsystems, Inc.*	3,852	243,986
Allmerica Financial Corp.*	5,778	195,296
AMB Property Corp.REIT	7,704	266,790
American Eagle Outfitters, Inc.*	7,704	222,723
American Financial Group, Inc.	7,704	235,511
American Greetings Corp.—Class A*	6,741	156,256
AmeriCredit Corp.*	14,445	282,111
Amerus Group Co.	3,852	159,473
Ametek, Inc.	7,704	238,054
AnnTaylor Stores Corp.*	5,778	167,446
Apogent Technologies, Inc.*	9,630	308,160
Applebee’s International, Inc.	8,667	199,514
Apria Healthcare Group, Inc.*	4,815	138,191
Aqua America, Inc.	9,630	193,082
Aquilla, Inc.*	19,260	68,566
Arch Coal, Inc.	5,778	211,417
Arrow Electronics, Inc.*	11,556	309,932
Arthur J. Gallagher & Co.	8,667	263,910
ArvinMeritor, Inc.	6,741	131,921
Ascential Software Corp.*	6,741	107,789
Associated Banc Corp.	11,556	342,404
Astoria Financial Corp.	8,667	317,039
Atmel Corp.*	48,150	285,048
Avnet, Inc.*	12,519	284,181
Avocent Corp.*	4,815	176,903
Bandag, Inc.	1,926	85,765
Bank of Hawaii Corp.	5,778	261,281
Banknorth Group, Inc.	16,371	531,730
Banta Corp.	2,889	128,300
Barnes & Noble, Inc.*	6,741	229,059
Barr Laboratories, Inc.*	9,630	324,531
Beckman Coulter, Inc.	6,741	411,201
Belo (A.H.) Corp.—Class A	11,556	310,279
BJ’s Wholesale Club, Inc.*	7,704	192,600
Black Hills Corp.	2,889	91,004
Blyth, Inc.	4,815	166,069
Bob Evans Farms, Inc.	3,852	105,468
Borders Group, Inc.	8,667	203,154
BorgWarner, Inc.	5,778	252,903
Bowater, Inc.	5,778	240,307
Boyd Gaming Corp.	5,778	153,521
Brink’s Co.	5,778	197,897

Common Stocks, continued
	Shares	Value
Brinker International, Inc.*	9,630	$328,576
Brown & Brown, Inc.	6,741	290,537
C.H. Robinson Worldwide, Inc.	8,667	397,295
Cabot Corp.	6,741	274,360
Cabot Microelectronics Corp.*	2,889	88,432
Cadence Design Systems, Inc.*	26,001	380,395
Caesars Entertainment*	30,816	462,240
Callaway Golf Co.	7,704	87,363
Career Education Corp.*	9,630	438,743
Carlisle Cos., Inc.	2,889	179,840
Carmax, Inc.*	11,556	252,730
Catalina Marketing Corp.*	5,778	105,680
CBRL Group, Inc.	5,778	178,251
CDW Corp.	8,667	552,608
Cephalon, Inc.*	5,778	312,012
Ceridian Corp.*	15,408	346,680
Certegy, Inc.	6,741	261,551
Charles River Laboratories International, Inc.*	4,815	235,309
CheckFree Holdings Corp.*	7,704	231,120
Chico’s FAS, Inc.*	7,704	347,913
Choicepoint, Inc.*	8,667	395,735
Church & Dwight, Inc.	3,852	176,345
Cincinnati Bell, Inc.*	24,075	106,893
City National Corp.	4,815	316,346
Claire’s Stores, Inc.	9,630	208,971
CNF, Inc.	4,815	200,111
Coach, Inc.*	19,260	870,359
Cognizant Technology Solutions Corp.*	11,556	293,638
Colonial BancGroup, Inc.	12,519	227,470
Commerce Bancorp, Inc.	7,704	423,797
Commscope, Inc.*	6,741	144,594
Community Health Systems*	8,667	232,016
Compass Bancshares, Inc.	13,482	579,726
Constellation Brands, Inc.*	10,593	393,318
Cooper Cameron Corp.*	5,778	281,389
Copart, Inc.*	9,630	257,121
Corinthian Colleges, Inc.*	7,704	190,597
Covance, Inc.*	6,741	260,068
Coventry Health Care, Inc.*	9,630	470,907
Credence Systems Corp.*	7,704	106,315
Cree Research, Inc.*	7,704	179,349
Crompton Corp.	11,556	72,803
CSG Systems International, Inc.*	5,778	119,605
Cullen/Frost Bankers, Inc.	4,815	215,471
Cypress Semiconductor Corp.*	12,519	177,645
Cytec Industries, Inc.	3,852	175,073
CYTYC Corp.*	12,519	317,607
D.R. Horton, Inc.	23,112	656,381
Dean Foods Co.*	15,408	574,872
DENTSPLY International, Inc.	7,704	401,378
DeVry, Inc.*	6,741	184,838
Diebold, Inc.	7,704	407,310
Dollar Tree Stores, Inc.*	11,556	316,981
Donaldson Co., Inc.	9,630	282,159
DPL, Inc.	13,482	261,820
DST Systems, Inc.*	8,667	416,796
Dun & Bradstreet Corp.*	7,704	415,322
Duquesne Light Holdings, Inc.	5,778	111,573
Dycom Industries, Inc.*	4,815	134,820

See accompanying notes to the financial statements.

48

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Eaton Vance Corp.	6,741	$257,574
Education Management Corp.*	7,704	253,153
Edwards (A.G.), Inc.	8,667	294,938
Edwards Lifesciences Corp.*	5,778	201,363
Emmis Communications Corp.*	5,778	121,222
Energizer Holdings, Inc.*	7,704	346,680
Energy East Corp.	11,556	280,233
Ensco International, Inc.	13,482	392,326
Entercom Communications Corp.*	4,815	179,600
Equitable Resources, Inc.	5,778	298,780
Everest Re Group, Ltd.	5,778	464,319
Expeditors International of Washington, Inc.	11,556	570,983
Express Scripts, Inc.—Class A*	8,667	686,687
Fair, Isaac & Co., Inc.	7,704	257,160
Fairchild Semiconductor International, Inc.*	11,556	189,172
Fastenal Co.	7,704	437,818
Federal Signal Corp.	4,815	89,607
Ferro Corp.	3,852	102,771
Fidelity National Financial, Inc.	17,334	647,251
First American Financial Corp.	8,667	224,389
First Health Group Corp.*	10,593	165,357
FirstMerit Corp.	8,667	228,549
Flowserve Corp.*	5,778	144,103
FMC Corp.*	3,852	166,060
FMC Technologies, Inc.*	6,741	194,141
Forest Oil Corp.*	5,778	157,855
Furniture Brands International, Inc.	5,778	144,739
Gartner Group, Inc.*	13,482	178,232
GATX Corp.	4,815	130,968
Gentex Corp.	7,704	305,695
Glatfelter (P.H.) Co.	4,815	67,795
Graco, Inc.	7,330	227,581
Granite Construction, Inc.	3,852	70,222
Grant Prideco, Inc.*	12,519	231,101
Great Plains Energy, Inc.	6,741	200,208
Greater Bay Bancorp	4,815	139,154
GreenPoint Financial Corp.	14,445	573,466
GTECH Holdings Corp.	5,778	267,579
Hanover Compressor Co.*	6,741	80,218
Harman International Industries, Inc.	6,741	613,431
Harris Corp.	6,741	342,106
Harsco Corp.	3,852	181,044
Harte-Hanks, Inc.	7,704	188,054
Hawaiian Electric Industries, Inc.	7,704	201,074
HCC Insurance Holdings, Inc.	6,741	225,217
Health Net, Inc.*	11,556	306,234
Helmerich & Payne, Inc.	4,815	125,768
Henry (Jack) & Associates, Inc.	9,630	193,563
Henry Schein, Inc.*	4,815	304,019
Herman Miller, Inc.	7,704	222,954
Hibernia Corp.	16,371	397,815
Highwoods Properties, Inc.REIT	5,778	135,783
Hillenbrand Industries, Inc.	6,741	407,493
HNI Corp.	5,778	244,583
Horace Mann Educators Corp.	3,852	67,333
Hormel Foods Corp.	14,445	449,240
Hospitality Properties TrustREIT	6,741	285,144
Hovnanian Enterprises—Class A*	5,778	200,554

Common Stocks, continued
	Shares	Value
Hubbell, Inc.—Class B	5,778	$269,890
IDACORP, Inc.	3,852	104,004
Imation Corp.	3,852	164,134
IMC Global, Inc.	11,556	154,850
INAMED Corp.*	3,852	242,098
Independence Community Bank Corp.	8,667	315,479
IndyMac Bancorp, Inc.	5,778	182,585
Integrated Circuit Systems, Inc.*	6,741	183,086
Integrated Device Technology, Inc.*	10,593	146,607
International Rectifier Corp.*	6,741	279,212
International Speedway Corp.	5,778	281,042
Intersil Corp.—Class A	14,445	312,879
Interstate Bakeries Corp.	4,815	52,243
Investors Financial Services Corp.	6,741	293,773
ITT Educational Services, Inc.*	3,852	146,453
IVAX Corp.*	20,223	485,150
J.B. Hunt Transport Services, Inc.	7,704	297,220
Jacobs Engineering Group, Inc.*	5,778	227,538
Jefferies Group, Inc.	5,778	178,656
JetBlue Airways Corp.*	9,630	282,929
JM Smucker Co.	4,815	221,057
Keane, Inc.*	6,741	92,284
Kelly Services, Inc.—Class A	3,852	114,790
KEMET Corp.*	8,667	105,911
Kennametal, Inc.	3,852	176,422
Korn/Ferry International*	3,852	74,613
Krispy Kreme Doughnuts, Inc.*	5,778	110,302
L-3 Communications Holdings, Inc.	9,630	643,283
LaBranche & Co., Inc.	5,778	48,651
Lam Research Corp.*	13,482	361,318
Lancaster Colony Corp.	3,852	160,397
Lattice Semiconductor Corp.*	11,556	81,008
Laureate Education, Inc.*	3,852	147,300
Lear Corp.	6,741	397,652
Lee Enterprises, Inc.	4,815	231,168
Legg Mason, Inc.	6,741	613,498
Lennar Corp.—Class B	15,408	689,046
Leucadia National Corp.	6,741	335,028
Liberty Property TrustREIT	7,704	309,777
LifePoint Hospitals, Inc.*	3,852	143,371
Lincare Holdings, Inc.*	9,630	316,442
Longview Fibre Co.*	4,815	70,925
LTX Corp.*	4,815	52,050
Lubrizol Corp.	4,815	176,325
Lyondell Chemical Co.	17,334	301,439
Mack-Cali Realty Corp.REIT	5,778	239,094
Macromedia, Inc.*	5,778	141,850
Macrovision Corp.*	4,815	120,519
Mandalay Resort Group	6,741	462,703
Manpower, Inc.	8,667	440,025
Martin Marietta Materials	4,815	213,449
McDATA Corp.—Class A*	11,556	62,171
MDU Resources Group, Inc.	11,556	277,691
Media General, Inc.—Class A	1,926	123,688
Mentor Graphics Corp.*	6,741	104,283
Mercantile Bankshares Corp.	7,704	360,701
Michaels Stores, Inc.	6,741	370,755
Micrel, Inc.*	9,630	117,005
Microchip Technology, Inc.	20,223	637,832
Millennium Pharmaceuticals, Inc.*	28,890	398,682

See accompanying notes to the financial statements.

49

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Minerals Technologies, Inc.	1,926	$111,708
Modine Manufacturing Co.	3,852	122,686
Mohawk Industries, Inc.*	6,741	494,317
Moneygram International, Inc.*	2,115	43,569
MONY Group, Inc.*	4,815	150,710
MPS Group, Inc.*	10,593	128,387
Murphy Oil Corp.	9,630	709,731
National Commerce Financial Corp.	21,186	688,545
National Fuel Gas Co.	8,667	216,675
National Instruments Corp.	8,667	265,643
National-Oilwell, Inc.*	8,667	272,924
Neiman Marcus Group, Inc.—Class A	4,815	267,955
Network Associates, Inc.*	15,408	279,347
New Plan Excel Realty Trust, Inc.REIT	9,630	224,957
New York Community Bancorp	17,334	340,266
Newfield Exploration Co.*	5,778	322,066
Newport Corp.*	3,852	62,287
Noble Energy, Inc.	5,778	294,678
Nordson Corp.	3,852	167,061
Northeast Utilities System	13,482	262,495
NSTAR	5,778	276,651
O’Reilly Automotive, Inc.*	5,778	261,166
OGE Energy Corp.	8,667	220,748
Ohio Casualty Corp.*	5,778	116,311
Old Republic International Corp.	19,260	456,847
Olin Corp.	7,704	135,744
Omnicare, Inc.	9,630	412,260
ONEOK, Inc.	9,630	211,764
Outback Steakhouse, Inc.	7,704	318,637
Oxford Health Plans, Inc.	8,667	477,031
Pacific Sunwear of California, Inc.*	7,704	150,767
PacifiCare Health Systems, Inc.*	7,704	297,837
Packaging Corp. of America	10,593	253,173
Par Pharmaceutical Cos., Inc.*	2,889	101,722
Patterson Dental Co.*	6,741	515,620
Patterson-UTI Energy, Inc.	7,704	257,391
Payless ShoeSource, Inc.*	5,778	86,150
Peabody Energy Corp.	5,778	323,510
Pentair, Inc.	9,630	323,953
Pepco Holdings, Inc.	10,593	193,640
PepsiAmericas, Inc.	13,482	286,358
Perrigo Co.	7,704	146,145
Petsmart, Inc.	14,445	468,739
Pier 1 Imports, Inc.	9,630	170,355
Pioneer Natural Resources Co.	11,556	405,384
Plains Exploration & Production Co.*	6,741	123,697
Plantronics, Inc.*	4,815	202,712
Plexus Corp.*	3,852	52,002
PMI Group, Inc.	9,630	419,098
PNM Resources, Inc.	5,778	120,009
Pogo Producing Co.	5,778	285,433
Polycom, Inc.*	10,593	237,389
Potlatch Corp.	2,889	120,298
Powerwave Technologies, Inc.*	11,556	88,981
Precision Castparts Corp.	5,778	315,999
Price Communications Corp.*	199	2,937
Pride International, Inc.*	13,482	230,677
Protective Life Corp.	6,741	260,674
Protein Design Labs, Inc.*	8,667	165,800
Provident Financial Group, Inc.	3,640	143,634

Common Stocks, continued
	Shares	Value
Puget Energy, Inc.	9,630	$210,993
Quanta Services, Inc.*	11,556	71,878
Quantum Corp.*	16,371	50,750
Questar Corp.	8,667	334,893
Radian Group, Inc.	9,630	461,277
Raymond James Financial Corp.	7,704	203,771
Rayonier, Inc.	4,815	214,027
Reader’s Digest Association, Inc.	10,593	169,382
Regis Corp.	3,852	171,761
Renal Care Group, Inc.*	7,044	233,368
Republic Services, Inc.	17,334	501,646
Retek, Inc.*	5,778	35,477
Reynolds & Reynolds Co.	6,741	155,919
RF Micro Devices, Inc.*	17,334	130,005
Rollins, Inc.	4,815	110,793
Ross Stores, Inc.	15,408	412,318
RPM, Inc.	11,556	175,651
RSA Security, Inc.*	5,778	118,276
Ruby Tuesday, Inc.	5,778	158,606
Ruddick Corp.	4,815	108,097
Ryland Group, Inc.	1,926	150,613
Saks, Inc.	14,445	216,675
Sandisk Corp.*	13,482	292,425
SCANA Corp.	10,593	385,267
Scholastic Corp.*	3,852	115,367
SEI Investments Co.	11,556	335,585
Semtech Corp.*	7,704	181,352
Sensient Technologies Corp.	4,815	103,426
Sepracor, Inc.*	8,667	458,484
Sequa Corp.—Class A*	963	56,307
Sierra Pacific Resources*	11,556	89,097
Silicon Laboratories, Inc.*	4,815	223,175
Silicon Valley Bancshares*	3,852	152,732
Six Flags, Inc.*	9,630	69,914
Smith International, Inc.*	9,630	536,969
Smithfield Foods, Inc.*	11,556	339,746
Sonoco Products Co.	9,630	245,565
Sotheby’s Holdings, Inc.—Class A*	6,741	107,586
SPX Corp.	7,704	357,774
StanCorp Financial Group, Inc.	2,889	193,563
Stericycle, Inc.*	3,852	199,302
STERIS Corp.*	6,741	152,077
Storage Technology Corp.*	10,593	307,197
Superior Industries International, Inc.	2,889	96,637
Swift Transportation Co., Inc.*	8,667	155,573
Sybase, Inc.*	10,593	190,674
Synopsys, Inc.*	15,408	438,050
TCF Financial Corp.	7,704	447,217
Tech Data Corp.*	5,778	226,093
Tecumseh Products Co.	1,926	79,332
Teleflex, Inc.	3,852	193,178
Telephone & Data Systems, Inc.	5,778	411,394
The Cheesecake Factory, Inc.*	4,815	191,589
The Scotts Co.—Class A*	2,889	184,549
Thor Industries, Inc.	3,852	128,888
Tidewater, Inc.	5,778	172,184
Timberland Co.—Class A*	3,852	248,801
Titan Corp.*	7,704	99,998
Toll Brothers, Inc.*	6,741	285,279
Tootsie Roll Industries, Inc.	5,778	187,785

See accompanying notes to the financial statements.

50

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Transaction Systems Architects, Inc.*	3,852	$82,934
Triad Hospitals, Inc.*	7,704	286,820
Trinity Industries, Inc.	4,815	153,069
TriQuint Semiconductor, Inc.*	13,482	73,612
Tupperware Corp.	5,778	112,267
Tyson Foods, Inc.—Class A	36,594	766,644
United Dominion Realty Trust, Inc.REIT	12,519	247,626
United Rentals, Inc.*	7,704	137,825
Unitrin, Inc.	6,741	287,167
Universal Corp.	2,889	147,166
Universal Health Services, Inc.— Class B	5,778	265,152
UTStarcom, Inc.*	9,630	291,308
Valassis Communications, Inc.*	5,778	176,056
Valeant Pharmaceuticals International	8,667	173,340
Valspar Corp.	4,815	242,869
Varco International, Inc.*	9,630	210,801
Varian Medical Systems, Inc.*	6,741	534,899
Varian, Inc.*	2,889	121,771
Vectren Corp.	7,704	193,293
Vertex Pharmaceuticals, Inc.*	7,704	83,511
Viad Corp.	6,144	165,949
Vishay Intertechnology, Inc.*	16,371	304,173
VISX, Inc.*	4,815	128,657
W.R. Berkley Corp.	8,667	372,248
Waddell & Reed Financial, Inc.	8,667	191,627
Washington Federal, Inc.	7,704	184,896
Washington Post Co.—Class B	963	895,600
Weatherford International, Ltd.*	13,482	606,419
Webster Financial Corp.	5,778	271,682
Werner Enterprises, Inc.	7,704	162,554
Westamerica Bancorporation	3,852	202,037
Westar Energy, Inc.	7,704	153,387
Western Gas Resources, Inc.	7,704	250,226
Westwood One, Inc.*	10,593	252,113
WGL Holdings, Inc.	4,815	138,287
Whole Foods Market, Inc.	5,778	551,510
Williams-Sonoma, Inc.*	11,556	380,886
Wilmington Trust Corp.	6,741	250,900
Wind River Systems, Inc.*	7,704	90,599
Wisconsin Energy Corp.	11,556	376,841
WPS Resources Corp.	3,852	178,540
XTO Energy, Inc.	23,112	688,506
York International Corp.	3,852	158,202
Zebra Technologies Corp.*	4,815	418,906

TOTAL COMMON STOCKS (Cost $91,257,032)		99,945,456

U.S. Government Agency Obligations (21.8%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$26,887,000	26,887,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,887,000)		26,887,000

U.S. Government Agency Obligations, continued
		Value
TOTAL INVESTMENT SECURITIES (Cost $118,144,032)—102.7%		$126,832,456
Net other assets (liabilities)—(2.7%)		(3,346,491)

NET ASSETS—100.0%		$123,485,965

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $90,592,000)	298	$1,429,858
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $6,077,000)	100	$ 600
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 07/28/04 (Underlying notional amount at value $49,076,835)	80,760	$244,796

*	Non-income producing security
REIT	Real Estate Investment Trust

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.9%
Auto Parts & Equipment	0.9%
Banks	5.0%
Beverages	0.6%
Biotechnology	0.6%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.4%
Commercial Services	3.1%
Communication Services	0.3%
Computers	2.9%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.7%
Electric	3.7%
Electrical Components & Equipment	0.7%
Electronics	1.2%
Engineering & Construction	0.4%
Entertainment	0.6%
Environmental Control	0.6%
Food	2.7%
Forest Products & Paper	0.6%

See accompanying notes to the financial statements.

51

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Gas	0.4%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	3.2%
Healthcare—Services	2.6%
Home Builders	1.6%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	4.7%
Internet	0.9%
Leisure Time	0.2%
Lodging	0.9%
Machinery—Diversified	1.0%
Media	1.9%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.2%
Oil & Gas Services	2.1%
Packaging & Containers	0.4%
Pharmaceuticals	2.6%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	6.1%
Savings & Loans	1.6%
Semiconductors	2.9%
Software	2.2%
Telecommunications	2.2%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	19.1%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

52

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (70.6%)
	Shares	Value
21st Century Insurance Group	6,798	$87,966
99 Cents Only Stores*	15,450	235,613
A.C. Moore Arts & Crafts, Inc.*	4,326	119,008
AAR Corp.*	10,506	119,243
Aaron Rents, Inc.	7,416	245,766
Abaxis, Inc.*	5,562	105,567
Abgenix, Inc.*	25,956	304,204
ABM Industries, Inc.	11,742	228,617
Acadia Realty TrustREIT	8,034	110,387
Actuant Corp.*	6,798	265,054
Acuity Brands, Inc.	8,652	233,604
Adaptec, Inc.*	33,372	282,327
Advanced Digital Information Corp.*	20,394	197,822
Advisory Board Co.*	5,562	198,007
ADVO, Inc.	8,652	284,824
Aeropostale, Inc.*	258	6,943
Affiliated Managers Group, Inc.*	287	14,456
Affordable Residential CommunitiesREIT	8,034	133,364
Agile Software Corp.*	16,686	146,003
AirTran Holdings, Inc.*	14,214	200,986
AK Steel Holding Corp.*	34,608	182,384
Alabama National BanCorp	3,708	205,683
Alamosa Holdings, Inc.*	20,394	149,896
Albany International Corp.—Class A	8,034	269,621
Albany Molecular Research, Inc.*	7,416	95,889
Albemarle Corp.	5,562	176,037
Alfa Corp.	10,506	147,084
Alkermes, Inc.*	24,102	327,787
Allegheny Technologies, Inc.	17,304	312,337
Alliance Gaming Corp.*	16,068	275,727
Alpharma, Inc.	6,798	139,223
Altiris, Inc.*	6,798	187,693
AMC Entertainment, Inc.*	9,888	151,979
AMCOL International Corp.	6,798	128,822
American Medical Security Group, Inc.*	3,708	101,043
American Medical Systems Holdings, Inc.*	8,034	270,746
American States Water Co.	4,944	114,899
American Woodmark Corp.	1,854	110,962
AMERIGROUP Corp.*	2,472	121,622
Amis Holdings, Inc.*	9,888	167,305
Amli Residential Properties TrustREIT	8,034	235,718
AmSurg Corp.*	9,480	238,232
Anaren Microwave, Inc.*	6,798	111,079
Anchor BanCorp Wisconsin, Inc.	6,180	163,399
Anixter International, Inc.	8,034	273,397
ANSYS, Inc.*	4,944	232,368
Anteon International Corp.*	7,416	241,910
Anthracite Capital, Inc.REIT	14,214	170,284
Apogee Enterprises, Inc.	8,652	89,981
Apollo Investment Corp.*	19,776	272,316
Applera Corp.—Celera Genomics Group*	22,866	263,188
Applied Industrial Technologies, Inc.	5,562	167,527
Apria Healthcare Group, Inc.*	7,416	212,839
AptarGroup, Inc.	7,416	324,005
aQuantive, Inc.*	14,832	146,540
Aquilla, Inc.*	61,800	220,008
Arbitron, Inc.*	4,944	180,555
Arch Chemicals, Inc.	6,798	195,918

Common Stocks, continued
	Shares	Value
Arch Wireless, Inc.—Class A*	5,562	$158,461
Arctic Cat, Inc.	4,326	119,095
Argonaut Group, Inc.*	7,416	136,677
Ariad Pharmaceuticals, Inc.*	16,686	124,978
Ariba, Inc.*	87,138	172,533
Arkansas Best Corp.	6,798	223,790
Armor Holdings, Inc.*	7,416	252,144
Artisan Components, Inc.*	7,416	191,333
Ascential Software Corp.*	18,540	296,455
Atherogenics, Inc.*	11,742	223,450
Avanex Corp.*	25,338	98,565
Aviall, Inc.*	7,416	140,978
Avista Corp.	9,888	182,137
Axcelis Technologies, Inc.*	30,282	376,708
Aztar Corp.*	4,944	138,432
Baldor Electric Co.	9,270	216,455
BancorpSouth, Inc.	19,158	431,630
Bandag, Inc.	3,090	137,598
Bankatlantic Bancorp, Inc.—Class A	7,416	136,825
Banner Corp.	3,090	89,795
Banta Corp.	4,326	192,118
BE Aerospace, Inc.*	11,742	89,004
Bel Fuse, Inc.—Class B	3,708	154,624
Belden, Inc.	8,034	172,169
Benchmark Electronics, Inc.*	11,742	341,691
Berry Petroleum Co.—Class A	5,562	163,578
Beverly Enterprises, Inc.*	33,990	292,314
BioMarin Pharmaceutical, Inc.*	20,394	122,364
Bioveris Corp.*	2,616	21,765
Black Box Corp.	4,944	233,653
Black Hills Corp.	5,562	175,203
Blue Coat Systems, Inc.*	3,090	103,484
Blyth, Inc.	6,180	213,148
Boca Resorts, Inc.—Class A*	6,798	134,736
Bone Care International, Inc.*	4,944	115,788
Boston Private Financial Holdings, Inc.	8,652	200,380
Bowne & Co., Inc.	11,124	176,315
Boyd Gaming Corp.	4,326	114,942
Brady Corp.—Class A	5,562	256,408
Brandywine Realty TrustREIT	7,416	201,641
Bright Horizons Family Solutions, Inc.*	4,326	231,917
Brocade Communications Systems, Inc.*	80,958	484,130
Brooks Automation, Inc.*	12,978	261,507
Brown Shoe Company, Inc.	5,562	227,653
Brush Wellman, Inc.*	5,562	105,122
Buckeye Technologies, Inc.*	9,270	106,605
Burlington Coat Factory Warehouse Corp.	5,562	107,347
C&D Technologies, Inc.	6,798	121,208
C-COR.net Corp.*	13,596	139,903
Cabot Microelectronics Corp.*	6,798	208,087
California Pizza Kitchen, Inc.*	6,180	118,409
California Water Service Group	4,944	136,207
Callaway Golf Co.	19,158	217,251
Calpine Corp.*	131,634	568,660
Cambrex Corp.	7,416	187,106
Capital City Bank Group, Inc.	3,090	122,333
Caraustar Industries, Inc.*	9,270	130,800
Carpenter Technology Corp.	6,180	210,429

See accompanying notes to the financial statements.

53

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Cascade Bancorp	5,562	$102,786
Cascade Corp.	3,090	96,563
Casella Waste Systems, Inc.*	6,180	81,267
Casey’s General Stores, Inc.	16,068	294,044
Cash America International, Inc.	9,270	213,210
Catalina Marketing Corp.*	14,832	271,277
Cathay Bancorp, Inc.	6,798	453,428
Cato Corp.—Class A	6,180	138,741
CB Bancshares, Inc.	1,236	115,195
Cell Therapeutics, Inc.*	16,068	118,421
Centene Corp.*	6,180	238,239
Central Pacific Financial Corp.	4,944	135,960
Central Parking Corp.	5,562	103,954
Century Aluminum Co.*	5,562	137,882
CH Energy Group, Inc.	4,944	229,599
Champion Enterprises, Inc.*	19,776	181,544
Charles River Associates, Inc.*	3,090	95,636
Charming Shoppes, Inc.*	36,462	325,606
Charter Communications, Inc.—Class A*	85,284	334,313
Charter Municipal Mortgage Acceptance Co.	11,124	218,698
Chattem, Inc.*	5,562	160,574
Checkpoint Systems, Inc.*	10,506	188,373
Chemical Financial Corp.	7,416	273,576
Cheniere Energy, Inc.*	6,180	120,943
Chesapeake Corp.	6,180	164,882
Chippac, Inc.—Class A*	19,158	120,121
Chiquita Brands International, Inc.*	11,124	232,714
Chittenden Corp.	6,798	238,950
Chordiant Software, Inc.*	22,866	104,269
Christopher & Banks Corp.	10,506	186,061
Churchill Downs, Inc.	2,472	100,610
Ciber, Inc.*	16,068	132,079
Cimarex Energy Co.*	11,742	354,961
Cincinnati Bell, Inc.*	77,868	345,733
Circor International, Inc.	4,944	100,808
Citizens Banking Corp.	13,596	422,156
City Holding Co.	5,562	175,648
CKE Restaurants, Inc.*	16,686	222,424
Clarcor, Inc.	4,326	198,131
CLECO Corp.	14,214	255,568
CMGI, Inc.*	119,274	232,584
CMS Energy Corp.*	42,024	383,679
CNET Networks, Inc.*	35,226	389,952
Coeur d’Alene Mines Corp.*	67,980	277,357
Cognex Corp.	12,360	475,613
Coherent, Inc.*	9,270	276,710
Cohu, Inc.	6,798	129,434
Cole National Corp.*	4,326	101,012
Commerce Group, Inc.	6,798	335,617
Commercial Federal Corp.	8,652	234,469
Commercial Metals Co.	8,034	260,703
Commercial NET Lease RealtyREIT	14,832	255,110
Commscope, Inc.*	6,798	145,817
Community Bank System, Inc.	8,034	183,095
Community Banks, Inc.	3,090	90,753
Community Trust Bancorp, Inc.	3,708	113,094
Compass Minerals International, Inc.	4,944	95,815
CompuCredit Corp.*	6,180	106,914

Common Stocks, continued
	Shares	Value
Comstock Resources, Inc.*	7,416	$144,315
Conceptus, Inc.*	8,034	90,383
Concur Technologies, Inc.*	8,034	85,964
CONMED Corp.*	9,270	253,998
Consolidated Graphics, Inc.*	3,708	163,337
Continental Airlines, Inc.—Class B*	17,304	196,746
Cooper Tire & Rubber Co.	14,832	341,136
Cornerstone Realty Income Trust, Inc.REIT	16,068	140,916
Corporate Office Properties TrustREIT	9,270	230,360
Correctional Properties TrustREIT	3,708	108,459
Corrections Corp. of America*	9,888	390,476
Corus Bankshares, Inc.	4,944	203,248
Corvis Corp.*	123,600	174,276
CoStar Group, Inc.*	4,944	227,078
Cousins Properties, Inc.REIT	7,416	244,357
Cray, Inc.*	27,192	180,011
Credence Systems Corp.*	25,956	358,193
Crompton Corp.	36,462	229,711
Cross Country Healthcare, Inc.*	7,416	134,600
Crown Holdings, Inc.*	33,990	338,880
CSK Auto Corp.*	12,978	222,443
Cti Molecular Imaging, Inc.*	9,888	140,212
Cubic Corp.	4,944	103,478
Cubist Pharmaceuticals, Inc.*	12,978	144,056
Cuno, Inc.*	5,562	296,733
Curtiss-Wright Corp.	6,180	347,255
CV Therapeutics, Inc.*	9,888	165,723
CVB Financial Corp.	11,742	255,741
Datascope Corp.	3,708	147,171
Decode Genetics, Inc.*	15,450	131,325
Delphi Financial Group, Inc.—Class A	3,090	137,505
Delta Air Lines, Inc.*	33,990	242,009
Deltic Timber Corp.	3,090	118,656
Denbury Resources, Inc.*	8,652	181,259
Dendrite International, Inc.*	11,742	218,166
DHB Industries, Inc.*	6,180	93,812
Diagnostic Products Corp.	6,180	271,549
Dick’s Sporting Goods, Inc.*	9,270	309,155
Digital River, Inc.*	9,270	302,480
Digital Theater Systems, Inc.*	5,562	145,446
Digitas, Inc.*	17,304	190,863
Dime Community Bancshares, Inc.	9,888	172,842
Dionex Corp.*	6,180	340,951
Direct General Corp.	4,944	159,493
Discovery Laboratories, Inc.*	14,832	142,239
Ditech Communications Corp.*	9,270	216,362
Dj Orthopedics, Inc.*	5,562	127,926
Dobson Communications Corp.*	34,608	112,822
Dollar Thrifty Automotive Group, Inc.*	6,798	186,537
Downey Financial Corp.	4,326	230,360
Drew Industries, Inc.*	2,472	100,610
DRS Technologies, Inc.*	4,944	157,714
Duane Reade, Inc.*	8,034	131,195
Dyax Corp.*	8,034	94,400
Dycom Industries, Inc.*	9,888	276,864
Eagle Materials—Class A	4,944	351,123
EarthLink, Inc.*	42,642	441,346
Eastgroup Properties, Inc.REIT	5,562	187,273
Eclipsys Corp.*	11,742	179,183
EDO Corp.	4,944	119,249

See accompanying notes to the financial statements.

54

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
eFunds Corp.*	14,214	$248,745
El Paso Electric Co.*	14,214	219,464
Electro Scientific Industries, Inc.*	8,652	244,938
ElkCorp	6,180	147,949
Emmis Communications Corp.*	13,596	285,244
Empire District Electric Co.	7,416	149,136
Emulex Corp.*	22,248	318,369
Encore Acquisition Co.*	6,798	189,664
Encysive Pharmaceuticals, Inc.*	16,686	141,831
EnPro Industries, Inc.*	6,798	156,218
Enterasys Networks, Inc.*	66,744	140,830
Entertainment Properties TrustREIT	6,180	220,873
Entravision Communications Corp.*	15,450	118,656
Entrust Technologies, Inc.*	20,394	91,773
Enzo Biochem, Inc.*	7,416	111,240
Epicor Software Corp.*	12,360	173,658
Equity Inns, Inc.REIT	14,214	132,048
Equity One, Inc.REIT	9,270	167,602
eResearch Technology, Inc.*	10,049	281,372
ESCO Technologies, Inc.*	4,326	230,835
ESS Technology, Inc.*	10,506	112,519
Essex Property Trust, Inc.REIT	3,090	211,202
Esterline Technologies Corp.*	6,798	200,745
Ethan Allen Interiors, Inc.	3,090	110,962
Excel Technology, Inc.*	3,708	123,291
Exelixis, Inc.*	19,776	199,540
Exide Technologies*	7,416	151,657
ExpressJet Holdings, Inc.*	11,742	142,548
F.N.B. Corp.	8,652	176,501
FBL Financial Group, Inc.—Class A	3,708	104,788
FelCor Lodging Trust, Inc.REIT*	15,450	186,945
Ferro Corp.	8,652	230,835
Fidelity Bankshares, Inc.	4,326	153,357
Filenet Corp.*	11,124	351,184
Financial Federal Corp.*	4,326	152,535
Finisar Corp.*	52,530	104,009
Finish Line, Inc.—Class A*	6,180	186,451
First BanCorp	9,888	402,936
First Charter Corp.	9,270	201,993
First Citizens BancShares, Inc.—Class A	1,854	226,188
First Commonwealth Financial Corp.	22,248	288,557
First Community Bancorp—Class A	4,326	166,291
First Community Bankshares, Inc.	3,090	103,515
First Federal Capital Corp.	6,180	171,989
First Financial Bancorp	11,124	197,117
First Financial Bankshares, Inc.	4,326	181,389
First Financial Corp.	4,326	137,999
First Financial Holdings, Inc.	3,708	106,827
First Health Group Corp.*	24,102	376,232
First Horizon Pharmaceutical Corp.*	8,034	151,843
First Industrial Realty Trust, Inc.REIT	8,034	296,294
First Merchants Corp.	6,180	160,371
First National Bancshares	14,967	283,625
First Republic Bank	4,326	186,364
First Sentinel Bancorp, Inc.	7,416	152,399
FirstFed Financial Corp.*	4,326	179,962
Fisher Communications, Inc.*	1,854	93,312
Florida East Coast Industries, Inc.	6,798	262,743
Flowers Foods, Inc.	9,888	258,571
Flushing Financial Corp.	5,562	98,169

Common Stocks, continued
	Shares	Value
Forest Oil Corp.*	8,034	$219,489
Formfactor, Inc.*	8,652	194,237
Franklin Electric Co., Inc.	4,944	186,685
Fred’s, Inc.	12,360	273,032
Frontier Financial Corp.	4,944	172,743
FTI Consulting, Inc.*	11,742	193,743
Fuller (H. B.) Co.	8,034	228,166
Furniture Brands International, Inc.	6,180	154,809
G & K Services, Inc.	5,562	223,537
Gables Residential TrustREIT	3,090	104,998
Gardner Denver, Inc.*	5,562	155,180
Gartner Group, Inc.*	14,214	187,909
Gateway, Inc.*	70,452	317,034
GATX Corp.	6,798	184,906
Gaylord Entertainment Co.*	7,416	232,788
GenCorp, Inc.	11,124	148,950
General Cable Corp.*	12,360	105,678
General Communication, Inc.—Class A*	14,214	112,859
Genesee & Wyoming, Inc.—Class A*	4,944	117,173
Genesis Healthcare Corp.*	6,180	179,467
Gentiva Health Services, Inc.*	8,034	130,633
Geron Corp.*	14,214	114,991
Getty Realty Corp.REIT	5,562	139,940
Gibraltar Steel Corp.	4,944	162,262
Glacier Bancorp, Inc.	8,195	230,853
Glatfelter (P.H.) Co.	9,270	130,522
Glimcher Realty TrustREIT	10,506	232,393
Global Industries, Ltd.*	25,956	148,468
Global Power Equipment Group, Inc.*	10,506	84,258
Golden Telecom, Inc.	4,326	121,734
Goodyear Tire & Rubber Co.*	44,496	404,468
Granite Construction, Inc.	4,944	90,129
Graphic Packaging Corp.*	21,012	181,754
Gray Television, Inc.	14,214	197,432
Greif Brothers Corp.—Class A	4,326	182,774
Grey Wolf, Inc.*	59,328	251,551
Group 1 Automotive, Inc.*	4,944	164,190
Guitar Center, Inc.*	6,798	302,307
Gymboree Corp.*	9,888	151,880
Hancock Holding Co.	8,652	251,427
Handleman Co.	7,416	171,755
Hanover Compressor Co.*	14,832	176,501
Harbor Florida Bancshares, Inc.	6,798	187,013
Harland (John H.) Co.	8,034	235,798
Harleysville National Corp.	8,034	205,670
Harris Interactive, Inc.*	15,450	103,824
Harvest Natural Resources, Inc.*	11,124	165,859
Haverty Furniture Companies, Inc.	6,180	108,026
Hayes Lemmerz International, Inc.*	11,742	177,304
Healthcare Realty Trust, Inc.REIT	8,652	324,277
Heartland Express, Inc.	9,888	270,536
Hecla Mining Co.*	37,698	214,879
HEICO Corp.	6,180	112,785
Helmerich & Payne, Inc.	9,888	258,275
Hibbet Sporting Goods, Inc.*	7,416	202,828
Highland Hospitality Corp.REIT	11,124	111,796
Highwoods Properties, Inc.REIT	15,450	363,075
Hollinger International, Inc.	14,214	238,653
Holly Corp.	3,090	115,566
Hologic, Inc.*	6,180	143,685

See accompanying notes to the financial statements.

55

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Home Properties of New York, Inc.REIT	4,944	$192,717
HomeStore.com, Inc.*	30,282	120,825
Hooper Holmes, Inc.	17,922	102,872
Horace Mann Educators Corp.	11,742	205,250
Hot Topic, Inc.*	15,450	316,571
Hudson River Bancorp, Inc.	9,888	168,788
Human Genome Sciences, Inc.*	36,462	424,054
Hydril Co.*	4,944	155,736
Hypercom Corp.*	16,068	135,775
IBERIABANK Corp.	1,854	109,720
Identix, Inc.*	27,810	207,741
IDEX Corp.	11,903	408,868
IDX Systems Corp.*	6,798	216,788
IHOP Corp.	6,798	243,096
II-VI, Inc.	3,708	113,687
Imation Corp.	9,888	421,328
IMC Global, Inc.	24,102	322,968
IMPAC Mortgage Holdings, Inc.REIT	11,124	250,512
Impax Laboratories, Inc.*	15,450	299,421
Incyte Genomics, Inc.*	19,158	146,367
Independence Community Bank Corp.	19,932	725,525
Independent Bank Corp.	10,506	284,404
Infinity Property & Casualty Corp.	6,798	224,334
InFocus Corp.*	12,360	105,060
Informatica Corp.*	27,192	207,475
infoUSA, Inc.*	9,888	100,264
InnKeepers U.S.A. TrustREIT	10,506	108,317
Insight Communications Co., Inc.*	14,214	131,622
Insituform Technologies, Inc.—Class A*	8,652	140,768
Integra Bank Corp.	4,944	108,916
Integrated Device Technology, Inc.*	18,540	256,594
Integrated Silicon Solution, Inc.*	11,124	135,824
Interactive Data Corp.*	11,742	204,546
Interdigital Communications Corp.*	16,686	313,864
Interface, Inc.*	14,214	124,088
Internet Capital Group, Inc.*	12,360	95,666
Internet Security Systems, Inc.*	11,742	180,122
Interstate Bakeries Corp.	12,978	140,811
InterVoice-Brite, Inc.*	11,124	127,592
Interwoven, Inc.*	12,978	131,078
Intrado, Inc.*	5,562	89,493
Intuitive Surgical, Inc.*	10,506	199,614
Invacare Corp.	7,416	331,644
Inveresk Research Group, Inc.*	9,270	285,887
Inverness Medical Innovation, Inc.*	4,326	94,739
Investors Real Estate TrustREIT	12,978	134,712
Iomega Corp.	16,068	89,659
Ionics, Inc.*	5,562	157,127
Ipass, Inc.*	14,214	150,526
Ipayment, Inc.*	3,090	126,690
Irwin Financial Corp.	5,562	146,837
ISIS Pharmaceuticals, Inc.*	16,686	95,778
Jack in the Box, Inc.*	5,562	165,191
Jacuzzi Brands, Inc.*	24,102	194,503
JAKKS Pacific, Inc.*	8,034	167,027
Jarden Corp.*	7,416	266,902
JLG Industries, Inc.	12,360	171,680
Jo-Ann Stores, Inc.*	6,180	181,692
Jones Lang LaSalle, Inc.*	8,652	234,469
Journal Register Co.*	12,360	247,200
Joy Global, Inc.	15,450	462,573

Common Stocks, continued
	Shares	Value
K-V Pharmaceutical Co.*	11,124	$256,853
K2, Inc.*	9,888	155,242
Kadant, Inc.*	4,326	100,060
Kansas City Southern Industries, Inc.*	12,360	191,580
Kaydon Corp.	8,034	248,492
Kcs Energy, Inc.*	15,450	205,794
Keane, Inc.*	14,214	194,590
Kellwood Co.	6,180	269,139
Kelly Services, Inc.—Class A	5,562	165,748
Kennametal, Inc.	10,506	481,174
Kensey Nash Corp.*	3,090	106,605
Key Energy Group*	24,720	233,357
Keystone Automotive Industries, Inc.*	4,944	137,888
KFx, Inc.*	13,596	103,602
Kilroy Realty Corp.REIT	3,708	126,443
Kimball International, Inc.—Class B	6,798	100,271
Kindred Healthcare, Inc.*	8,652	227,980
Kirby Corp.*	6,798	264,442
Knight Trading Group, Inc.*	36,462	365,349
Knight Transportation, Inc.*	8,034	230,817
Kopin Corp.*	22,248	113,687
Korn/Ferry International*	9,888	191,531
Kramont Realty TrustREIT	7,416	118,656
Kronos, Inc.*	8,034	331,001
La Quinta Corp.*	59,328	498,355
La-Z-Boy, Inc.	14,832	266,679
LabOne, Inc.*	5,562	176,760
Labor Ready, Inc.*	11,124	172,422
Laclede Group, Inc.	6,798	186,333
Laidlaw International*	27,810	360,418
Lancaster Colony Corp.	8,652	360,268
Lance, Inc.	8,034	123,724
Landauer, Inc.	3,090	137,999
Landstar System, Inc.*	9,270	490,104
Lasalle Hotel PropertiesREIT	8,652	211,109
Lattice Semiconductor Corp.*	35,844	251,266
Lawson Software, Inc.*	17,304	122,512
Lennox International, Inc.	12,978	234,902
Levitt Corp.*	4,944	127,357
Lexicon Genetics, Inc.*	19,776	155,044
Libbey, Inc.	4,326	120,090
Lifecell Corp.*	9,270	104,658
Ligand Pharmaceuticals, Inc.—Class B*	22,248	386,670
Lincoln Electric Holdings, Inc.	10,506	358,150
Lindsay Manufacturing Co.	3,708	89,066
Linens ’n Things, Inc.*	7,416	217,363
Lionbridge Technologies*	14,832	113,465
Lithia Motors, Inc.—Class A	4,326	107,198
Littelfuse, Inc.*	6,798	288,303
LKQ Corp.*	4,326	80,161
LNR Property Corp.	1,854	100,580
Longview Fibre Co.*	16,068	236,682
Luminex Corp.*	8,652	87,039
M/I Schottenstein Homes, Inc.	3,090	125,454
Macdermid, Inc.	8,652	292,870
Macrovision Corp.*	13,596	340,308
Magellan Health Services, Inc.*	8,652	289,409
Magnum Hunter Resources, Inc.*	19,776	205,275
Maguire Properties, Inc.REIT	9,270	229,618
Manitowoc Co.	7,416	251,032

See accompanying notes to the financial statements.

56

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
ManTech International Corp.—Class A*	5,562	$104,399
Manufactured Home Communities, Inc.REIT	4,944	164,091
Marcus Corp.	6,180	106,605
MarineMax, Inc.*	3,708	106,345
MascoTech, Inc.(a)*	1,232	0
MatrixOne, Inc.*	15,450	106,760
Matthews International Corp.—Class A	10,506	346,068
Mattson Technology, Inc.*	12,360	148,567
Maverick Tube Corp.*	4,326	113,601
Maximus, Inc.*	5,562	197,229
MB Financial, Inc.	5,562	204,737
McDATA Corp.—Class A*	37,080	199,490
McGrath Rentcorp	3,090	114,176
Medarex, Inc.*	25,338	184,714
Mentor Corp.	12,978	445,015
Mercury Computer Systems, Inc.*	6,798	168,590
MeriStar Hospitality Corp.REIT*	27,810	190,220
Metal Management*	5,562	110,183
Metals USA, Inc.*	6,180	110,498
Methode Electronics, Inc.—Class A	11,124	144,278
Metrocall Holdings, Inc.*	1,854	124,218
MFA Mortgage Investments, Inc.REIT	21,630	192,507
MGE Energy, Inc.	6,180	201,653
Micromuse, Inc.*	24,720	165,377
Micros Systems, Inc.*	4,944	237,164
Mid-State Bancshares	7,416	174,350
Millennium Chemicals, Inc.*	17,304	299,705
Mindspeed Technologies, Inc.*	31,518	156,329
Mine Safety Appliances Co.	6,798	229,092
Modine Manufacturing Co.	7,416	236,200
Molina Healthcare, Inc.*	3,090	117,976
Monaco Coach Corp.	7,416	208,909
Moog, Inc.—Class A*	8,034	298,142
MPS Group, Inc.*	30,900	374,508
MTS Systems Corp.	6,798	159,413
Mueller Industries, Inc.	7,416	265,493
Myers Industries, Inc.	6,798	95,852
Mykrolis Corp.*	12,978	226,077
Nabi Biopharmaceuticals*	18,540	263,639
Nara Bancorp, Inc.	5,562	95,277
National Financial Partners	10,506	370,547
National Health Investors, Inc.REIT	7,416	201,641
National Penn Bancshares, Inc.	7,416	220,552
National Western Life Insurance Co.—Class A*	618	94,894
Nationwide Health Properties, Inc.REIT	19,776	373,767
Navigant Consulting Co.*	14,214	304,748
NBT Bancorp, Inc.	10,506	234,704
NCI Building Systems, Inc.*	5,562	181,043
NCO Group, Inc.*	8,652	230,922
NDCHealth Corp.	4,944	114,701
Newcastle Investment Corp.REIT	9,270	277,637
Newpark Resources, Inc.*	26,574	164,759
NMS Communications Corp.*	14,832	109,460
North Fork Bancorp, Inc.	2,202	83,786
North Pittsburgh Systems, Inc.	4,944	99,127
Northwest Airlines Corp.—Class A*	21,630	240,526
Northwest Bancorp, Inc.	6,180	141,522
Northwest Natural Gas Co.	8,652	263,886

Common Stocks, continued
	Shares	Value
NS Group, Inc.*	5,562	$91,439
Nu Skin Enterprises, Inc.	15,450	391,193
Nuvelo, Inc.*	9,270	89,177
Oceaneering International, Inc.*	8,034	275,165
Octel Corp.	3,708	97,632
Ocular Sciences, Inc.*	6,180	234,840
Ocwen Financial Corp.*	12,360	148,814
Odyssey Healthcare, Inc.*	11,742	220,984
Offshore Logistics, Inc.*	6,180	173,782
Ohio Casualty Corp.*	19,158	385,651
Oil States International, Inc.*	9,270	141,831
Old Dominion Freight Line, Inc.*	5,105	150,495
Old National Bancorp	17,922	445,004
Old Second Bancorp, Inc.	1,854	97,799
OM Group, Inc.*	6,798	224,402
Omega Healthcare Investors, Inc.REIT	14,832	148,913
ON Semiconductor Corp.*	38,316	192,346
Onyx Pharmaceuticals, Inc.*	8,034	340,320
Open Solutions, Inc.*	3,708	92,626
Opsware, Inc.*	16,068	127,259
OraSure Technologies, Inc.*	12,360	120,263
Orbital Sciences Corp.*	13,596	187,761
Oriental Financial Group, Inc.	5,562	150,563
OrthoLogic Corp.*	11,124	96,445
Oscient Pharmaceuticals Corp.*	19,158	97,897
Otter Tail Power Co.	8,034	215,793
Overseas Shipholding Group, Inc.	3,090	136,362
Overstock.com, Inc.*	3,708	144,909
Owens & Minor, Inc.	11,742	304,118
Oxford Industries, Inc.	4,326	188,441
P.F. Chang’s China Bistro, Inc.*	4,944	203,446
Pacific Capital Bancorp	14,324	402,934
Packeteer, Inc.*	10,506	169,672
PalmOne, Inc.*	8,034	279,342
Par Pharmaceutical Companies, Inc.*	2,472	87,039
Parametric Technology Corp.*	84,666	423,329
PAREXEL International Corp.*	8,034	159,073
Park National Corp.	3,708	473,550
Parker Drilling Co.*	29,664	113,316
Parkway Properties, Inc.REIT	1,146	50,940
Paxar Corp.*	11,124	217,140
Payless ShoeSource, Inc.*	19,158	285,646
Pediatrix Medical Group, Inc.*	6,180	431,674
Peet's Coffee & Tea, Inc.*	3,708	92,663
Penn Virginia Corp.	5,562	200,844
Pennsylvania REIT	8,652	296,331
Pep Boys-Manny, Moe & Jack	7,416	187,996
Per-Se Technologies, Inc.*	7,416	107,829
Perot Systems Corp.—Class A*	24,102	319,834
Perrigo Co.	19,158	363,427
PFF Bancorp, Inc.	3,090	115,072
Pharmos Corp.*	27,810	114,299
Philadelphia Consolidated Holding Corp.*	5,562	334,109
Pinnacle Entertainment, Inc.*	11,124	140,274
Pixelworks, Inc.*	12,978	198,823
Plains Exploration & Production Co.*	18,540	340,209
Plug Power, Inc.*	15,450	115,566
PNM Resources, Inc.	14,865	308,746
PolyOne Corp.*	29,046	216,102

See accompanying notes to the financial statements.

57

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Post Properties, Inc.REIT	12,360	$360,294
Powerwave Technologies, Inc.*	20,394	157,034
Prentiss Properties TrustREIT	9,270	310,730
Presidential Life Corp.	6,798	122,500
Price Communications Corp.*	11,830	174,611
Price Legacy Corp.REIT	6,798	125,491
Prima Energy Corp.*	3,090	122,271
Prime Hospitality Corp.*	11,742	124,700
PRIMEDIA, Inc.*	42,024	116,827
Primus Telecommunications Group, Inc.*	23,484	119,299
Priority Healthcare Corp.—Class B*	9,270	212,747
PrivateBancorp, Inc.	4,944	135,762
ProAssurance Corp.*	8,034	274,040
ProQuest Co.*	7,416	202,086
Prosperity Bancshares, Inc.	4,944	120,386
Provident Bankshares Corp.	10,506	302,993
Provident Financial Services, Inc.	17,304	303,685
Province Healthcare Co.*	14,214	243,770
PS Business Parks, Inc.REIT	3,708	149,210
PSS World Medical, Inc.*	21,630	242,256
Pulitzer, Inc.	2,472	120,881
Quanta Services, Inc.*	22,866	142,227
Quantum Corp.*	56,856	176,254
R & G Finanical Corp.—Class B	8,034	265,604
RailAmerica, Inc.*	11,124	162,410
RAIT Investment TrustREIT	6,180	152,337
Ralcorp Holdings, Inc.*	8,034	282,797
Range Resources Corp.	21,630	315,798
RARE Hospitality International, Inc.*	10,506	261,599
RC2 Corp.*	4,326	153,573
Reader’s Digest Association, Inc.	21,630	345,863
RealNetworks, Inc.*	35,226	240,946
Realty Income Corp.REIT	8,034	335,259
Red Robin Gourmet Burgers*	3,708	101,488
Regal-Beloit Corp.	8,034	178,837
Reliance Steel & Aluminum Co.	5,562	224,260
Revlon, Inc.—Class A*	46,350	136,733
RF Micro Devices, Inc.*	54,384	407,879
RLI Corp.	6,180	225,570
Rock-Tenn Co.	9,270	157,127
Rogers Corp.*	4,944	345,585
RTI International Metals, Inc.*	6,798	108,428
Ruddick Corp.	10,506	235,860
Russell Corp.	9,270	166,489
Ryan’s Restaurant Group, Inc.*	13,596	214,817
Ryerson Tull, Inc.	7,416	117,766
S & T Bancorp, Inc.	7,416	237,164
S1 Corp.*	22,248	221,145
Safeguard Scientifics, Inc.*	37,698	86,705
SafeNet, Inc.*	7,416	205,275
Saga Communications, Inc.*	4,944	90,228
Salix Pharmaceuticals, Ltd.*	7,416	244,357
Sandy Spring Bancorp, Inc.	4,326	150,329
Sapient Corp.*	24,720	148,567
Scansoft, Inc.*	25,338	125,423
ScanSource, Inc.*	3,708	220,329
Schweitzer-Mauduit International, Inc.	3,708	113,576
SCP Pool Corp.	11,124	500,580
Seacoast Financial Services Corp.	9,270	320,742
SEACOR SMIT, Inc.*	4,944	217,190

Common Stocks, continued
	Shares	Value
Secure Computing Corp.*	11,124	$129,595
Select Comfort Corp.*	10,506	298,370
Select Medical Corp.	24,720	331,742
Sensient Technologies Corp.	13,596	292,043
Sequa Corp.—Class A*	1,854	108,403
SERENA Software, Inc.*	8,034	153,369
Shaw Group, Inc.*	17,304	175,290
Shopko Stores, Inc.*	9,270	131,078
Sierra Pacific Resources*	33,372	257,298
Silgan Holdings, Inc.	3,708	149,469
Silicon Graphics, Inc.*	82,812	182,186
Silicon Image, Inc.*	23,484	308,345
Silicon Storage Technology, Inc.*	24,720	254,616
Siliconix, Inc.*	1,854	91,995
Simmons First National Corp.—Class A	4,944	128,692
Simpson Manufacturing Co., Inc.	5,562	312,139
Sinclair Broadcast Group—Class A	14,214	145,978
Six Flags, Inc.*	27,192	197,414
SkyWest, Inc.	18,540	322,781
Skyworks Solutions, Inc.*	41,406	361,474
Sola International, Inc.*	8,652	149,074
Sonic Automotive, Inc.	7,416	164,264
Sonic Corp.*	161	3,663
Sonic Solutions*	5,562	118,193
SonoSite, Inc.*	4,944	118,211
Sonus Networks, Inc.*	68,598	327,898
Sotheby’s Holdings, Inc.—Class A*	11,742	187,402
Southern Union Co.*	11,124	234,494
Southwest Gas Corp.	9,888	238,597
Southwestern Energy Co.*	9,888	283,489
Spartech Corp.	8,034	208,402
Speedway Motorsports, Inc.	4,944	165,327
Spherion Corp.*	19,158	194,262
SRA International, Inc.—Class A*	3,090	130,769
St. Mary Land & Exploration Co.	8,034	286,412
Standard Microsystems Corp.*	5,562	129,706
Standex International Corp.	3,708	100,858
StarTek, Inc.	3,708	132,746
State Auto Financial Corp.	4,326	132,895
STERIS Corp.*	14,214	320,668
Sterling Bancorp	4,326	119,484
Sterling Bancshares, Inc.	14,214	201,697
Sterling Financial Corp.*	14,420	419,865
Stewart & Stevenson Services, Inc.	9,270	166,118
Stewart Enterprises, Inc.—Class A*	33,990	276,679
Strayer Education, Inc.	4,326	482,652
Stride Rite Corp.	12,360	136,331
Suffolk Bancorp	3,708	120,881
Summit Properties, Inc.REIT	8,034	205,992
Superior Energy Services, Inc.*	17,304	173,905
SureWest Communications	4,326	136,702
Susquehanna Bancshares, Inc.	14,832	373,173
Swift Energy Co.*	7,416	163,597
Sybron Dental Special, Inc.*	12,360	368,946
Sycamore Networks, Inc.*	55,002	232,658
Symmetricom, Inc.*	14,214	126,505
Take-Two Interactive Software, Inc.*	9,270	284,033
TALX Corp.	4,326	105,684
Taubman Centers, Inc.REIT	13,596	311,212
Techne Corp.*	11,124	483,337

See accompanying notes to the financial statements.

58

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued
	Shares	Value
Technitrol, Inc.*	11,742	$257,150
Tecumseh Products Co.	4,944	203,643
Teledyne Technologies, Inc.*	10,506	210,330
TeleTech Holdings, Inc.*	11,742	102,977
Telik, Inc.*	12,360	295,033
Tenneco Automotive, Inc.*	12,978	171,699
Terex Corp.*	8,652	295,293
Tesoro Petroleum Corp.*	12,360	341,136
Tessera Technologies, Inc.*	7,416	133,636
TETRA Technologies, Inc.*	6,798	182,526
Texas Industries, Inc.	5,562	228,988
The Medicines Co.*	14,214	433,670
The Men’s Wearhouse, Inc.*	3,708	97,854
The Phoenix Companies, Inc.	27,810	340,673
The Robert Mondavi Corp.—Class A*	3,090	114,392
The Steak n Shake Co.*	7,416	135,120
Thomas Industries, Inc.	4,326	143,623
Thor Industries, Inc.	6,180	206,783
THQ, Inc.*	9,270	212,283
Tierone Corp.	6,180	132,932
Titan Corp.*	25,338	328,887
Toro Co.	2,472	173,213
Town & Country TrustREIT	5,562	140,385
Trammell Crow Co.*	10,506	148,135
Transaction Systems Architects, Inc.*	11,742	252,805
Transkaryotic Therapies, Inc.*	9,270	138,679
Transmeta Corp.*	46,968	102,860
Tredegar Corp.	8,652	139,557
Triad Guaranty, Inc.*	3,090	179,838
Triarc Companies, Inc.	11,124	113,131
Trinity Industries, Inc.	5,562	176,816
TriQuint Semiconductor, Inc.*	43,260	236,200
Triumph Group, Inc.*	4,944	157,862
TrustCo Bank Corp. NY	23,484	307,640
Trustmark Corp.	14,832	428,941
TTM Technologies, Inc.*	12,978	153,789
Tyler Technologies, Inc.*	11,742	111,079
UbiquiTel, Inc.*	22,248	93,887
UICI*	10,506	250,148
UIL Holdings Corp.	3,090	150,452
UMB Financial Corp.	4,944	255,209
Unit Corp.*	6,798	213,797
United Auto Group, Inc.	4,944	151,534
United Community Banks, Inc.	9,270	233,419
United Community Financial Corp.	8,652	112,476
United Fire & Casualty Co.	2,472	142,758
United Online, Inc.*	16,686	293,840
United Rentals, Inc.*	5,562	99,504
United Surgical Partners International, Inc.*	8,652	341,495
Universal American Financial Corp.*	8,652	94,999
Universal Corp.	7,416	377,771
Universal Forest Products, Inc.	4,944	159,444
Universal Health Realty Income TrustREIT	3,708	106,420
Universal Technical Institute, Inc.*	4,326	172,953
Univest Corporation of Pennsylvania	2,472	126,072

Common Stocks, continued
	Shares	Value
Unizan Financial Corp.	6,798	$177,428
Unova, Inc.*	15,450	312,863
URS Corp.*	5,562	152,399
Urstadt Biddle Properties—Class AREIT	6,798	100,678
USEC, Inc.	24,102	211,375
Vail Resorts, Inc.*	6,180	118,409
Valeant Pharmaceuticals International	14,214	284,280
Valmont Industries, Inc.	4,326	99,065
ValueClick, Inc.*	25,338	303,549
Varian Semiconductor Equipment Associates, Inc.*	7,416	285,961
Vertex Pharmaceuticals, Inc.*	24,720	267,965
Viasys Healthcare, Inc.*	9,888	206,758
Vicor Corp.*	6,180	112,909
Vicuron Pharmaceuticals, Inc.*	14,832	186,290
Vignette Corp.*	91,464	151,830
Vintage Petroleum, Inc.	9,270	157,312
Visteon Corp.	28,428	331,755
VISX, Inc.*	4,944	132,104
Vitesse Semiconductor Corp.*	68,598	334,758
W-H Energy Services, Inc.*	8,034	157,466
W.R. Grace & Co.*	21,012	130,274
Wabtec Corp.	11,124	200,677
Walter Industries, Inc.	7,416	101,006
Washington REIT	12,360	363,137
Washington Trust Bancorp, Inc.	4,326	112,346
Watsco, Inc.	6,798	190,820
Watson Wyatt & Company Holdings	10,506	279,985
Watts Industries, Inc.—Class A	6,798	183,206
Wausau-Mosinee Paper Corp.	14,214	245,901
WCI Communities, Inc.*	4,944	110,301
webMethods, Inc.*	14,832	127,110
Weis Markets, Inc.	3,708	129,965
Werner Enterprises, Inc.	12,978	273,836
Wesbanco, Inc.	5,562	162,021
WESCO International, Inc.*	5,562	102,341
West Coast Bancorp	4,944	105,999
West Pharmaceutical Services, Inc.	4,944	209,131
Westamerica Bancorporation	7,416	388,969
Wild Oats Markets, Inc.*	9,888	139,124
Winn-Dixie Stores, Inc.	25,956	186,883
Winnebago Industries, Inc.	6,180	230,390
Wintrust Financial Corp.	6,180	312,152
WMS Industries, Inc.*	6,180	184,164
Wolverine World Wide, Inc.	11,742	308,227
Woodward Governor Co.	3,090	222,820
World Fuel Services Corp.	3,090	139,297
X-Rite, Inc.	6,798	98,843
Yankee Candle Co., Inc.*	9,270	271,147
Zenith National Insurance Corp.	2,472	120,139
Zoll Medical Corp.*	3,090	108,397
Zoran Corp.*	13,596	249,487
Zymogenetics, Inc.*	6,180	117,420

TOTAL COMMON STOCKS (Cost $162,470,021)		163,820,209

See accompanying notes to the financial statements.

59

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (24.0%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$55,608,000	$55,608,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,608,000)		55,608,000

TOTAL INVESTMENT SECURITIES (Cost $218,078,021)—94.6%		219,428,209
Net other assets (liabilities)—5.4%		12,463,148

NET ASSETS—100.0%		$231,891,357

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $153,595,000)	520	$6,783,920
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $130,610,884)	220,806	$810,881
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $16,727,409)	28,279	$114,385

*	Non-income producing security
(a)	Escrowed Security
REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	1.1%
Agriculture	0.2%
Airlines	0.6%
Apparel	0.5%
Auto Parts & Equipment	1.1%
Banks	7.1%
Biotechnology	1.0%
Building Materials	0.8%

Chemicals	1.3%
Commercial Services	3.4%
Computers	2.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	0.5%
Electric	1.5%
Electrical Components & Equipment	0.3%
Electronics	1.7%
Engineering & Construction	0.3%
Entertainment	0.7%
Environmental Control	0.3%
Food	1.0%
Forest Products & Paper	0.5%
Gas	0.3%
Hand/Machine Tools	0.6%
Healthcare—Products	2.7%
Healthcare—Services	1.8%
Home Builders	0.8%
Household Products/Wares	0.8%
Housewares	0.1%
Insurance	1.8%
Internet	2.7%
Iron/Steel	0.5%
Leisure Time	0.4%
Lodging	0.5%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.3%
Media	1.2%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.1%
Oil & Gas	2.2%
Oil & Gas Services	0.9%
Packaging & Containers	0.4%
Pharmaceuticals	2.7%
Pipelines	0.1%
Real Estate Investment Trust	4.6%
Retail	3.7%
Savings & Loans	1.6%
Semiconductors	2.6%
Software	2.2%
Telecommunications	2.4%
Textiles	0.1%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.1%
Other**	29.4%

**	Including debt securities, repurchase agreements and net other assets (liabilities).

See accompanying notes to the financial statements.

60

PROFUNDS UltraDow 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (85.5%)
	Shares	Value
3M Co.	39,463	$3,552,064
Alcoa, Inc.	39,463	1,303,463
Altria Group, Inc.	39,463	1,975,123
American Express Co.	39,463	2,027,608
American International Group, Inc.	39,463	2,812,923
Boeing Co.	39,463	2,016,165
Caterpillar, Inc.	39,463	3,134,941
Citigroup, Inc.	39,463	1,835,030
Coca-Cola Co.	39,463	1,992,092
Du Pont (E.I.) de Nemours	39,463	1,752,946
Exxon Mobil Corp.	39,463	1,752,552
General Electric Co.	39,463	1,278,601
General Motors Corp.	39,463	1,838,581
Hewlett-Packard Co.	39,463	832,669
Home Depot, Inc.	39,463	1,389,098
Honeywell International, Inc.	39,463	1,445,530
Intel Corp.	39,463	1,089,179
International Business Machines Corp.	39,463	3,478,664
J.P. Morgan Chase & Co.	39,463	1,529,981
Johnson & Johnson	39,463	2,198,089
McDonald’s Corp.	39,463	1,026,038
Merck & Co., Inc.	39,463	1,874,492
Microsoft Corp.	39,463	1,127,063
Pfizer, Inc.	39,463	1,352,792
Procter & Gamble Co.	39,463	2,148,366
SBC Communications, Inc.	39,463	956,978
United Technologies Corp.	39,463	3,610,075
Verizon Communications, Inc.	39,463	1,428,166
Wal-Mart Stores, Inc.	39,463	2,082,067
Walt Disney Co.	39,463	1,005,912

TOTAL COMMON STOCKS (Cost $52,605,221)		55,847,248

U.S. Government Agency Obligations (11.4%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$7,472,000	7,472,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,472,000)		7,472,000

TOTAL INVESTMENT SECURITIES (Cost $60,077,221)—96.9%		63,319,248
Net other assets (liabilities)—3.1%		2,037,462

NET ASSETS—100.0%		$65,356,710

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2004 (Underlying face amount at value $50,092,125)	961	$471,946
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average Index expiring 09/28/04 (Underlying notional amount at value $24,674,301)	2,364	$149,923

*	Non-income producing security

UltraDow 30 Profund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense	8.6%
Agriculture	3.0%
Auto Manufacturers	2.8%
Beverages	3.0%
Chemicals	2.7%
Computers	6.6%
Cosmetics/Personal Care	3.3%
Diversified Financial Services	8.3%
Healthcare—Products	3.4%
Insurance	4.3%
Machinery—Construction & Mining	4.8%
Media	1.5%
Mining	2.0%
Miscellaneous Manufacturing	9.7%
Oil & Gas	2.7%
Pharmaceuticals	4.9%
Retail	6.9%
Semiconductors	1.7%
Software	1.7%
Telecommunications	3.6%
Other**	14.5%

**	Including debt securities, repurchase agreements, and net other assets (liabilities).

See accompanying notes to the financial statements.

61

PROFUNDS UltraOTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (84.5%)
	Shares	Value
Adobe Systems, Inc.	74,816	$3,478,944
Altera Corp.*	168,336	3,740,426
Amazon.com, Inc.*	86,506	4,705,926
American Power Conversion Corp.	64,295	1,263,397
Amgen, Inc.*	189,378	10,334,358
Apollo Group, Inc.—Class A*	57,281	5,057,339
Apple Computer, Inc.*	169,505	5,515,693
Applied Materials, Inc.*	279,391	5,481,651
ATI Technologies, Inc.*	77,154	1,455,124
BEA Systems, Inc.*	120,407	989,746
Bed Bath & Beyond, Inc.*	129,759	4,989,234
Biogen Idec, Inc.*	118,069	7,467,864
Biomet, Inc.	109,886	4,883,334
Broadcom Corp.—Class A*	73,647	3,444,470
C.H. Robinson Worldwide, Inc.	26,887	1,232,500
Career Education Corp.*	32,732	1,491,270
CDW Corp.	28,056	1,788,851
Cephalon, Inc.*	16,366	883,764
Check Point Software Technologies, Ltd.*	81,830	2,208,592
Chiron Corp.*	84,168	3,757,260
Cintas Corp.	65,464	3,120,669
Cisco Systems, Inc.*	773,878	18,340,909
Citrix Systems, Inc.*	64,295	1,309,046
Comcast Corp.—Special Class A*	305,109	8,552,205
Compuware Corp.*	75,985	501,501
Comverse Technology, Inc.*	65,464	1,305,352
Costco Wholesale Corp.	77,154	3,168,715
Dell, Inc.*	296,926	10,635,889
DENTSPLY International, Inc.	24,549	1,279,003
Dollar Tree Stores, Inc.*	35,070	961,970
eBay, Inc.*	156,646	14,403,601
EchoStar Communications Corp.— Class A*	78,323	2,408,432
Electronic Arts, Inc.*	98,196	5,356,592
Expeditors International of Washington, Inc.	32,732	1,617,288
Express Scripts, Inc.—Class A*	22,211	1,759,778
Fastenal Co.	23,380	1,328,685
First Health Group Corp.*	30,394	474,450
Fiserv, Inc.*	78,323	3,045,981
Flextronics International, Ltd.*	183,533	2,927,351
Garmin, Ltd.	31,563	1,169,094
Gentex Corp.	25,718	1,020,490
Genzyme Corp.—General Division*	91,182	4,315,644
Gilead Sciences, Inc.*	67,802	4,542,734
Henry Schein, Inc.*	12,859	811,917
Intel Corp.	724,780	20,003,928
InterActiveCorp*	232,631	7,011,498
Intersil Corp.—Class A	45,591	987,501
Intuit, Inc.*	79,492	3,066,801
Invitrogen Corp.*	15,197	1,094,032
JDS Uniphase Corp.*	523,712	1,984,868
Juniper Networks, Inc.*	111,055	2,728,621
KLA-Tencor Corp.*	75,985	3,752,139
Lam Research Corp.*	44,422	1,190,510
Lamar Advertising Co.*	26,887	1,165,551
Level 3 Communications, Inc.*	215,096	763,591
Lincare Holdings, Inc.*	30,394	998,747
Linear Technology Corp.	132,097	5,213,869

Common Stocks, continued
	Shares	Value
Marvell Technology Group, Ltd.*	81,830	$2,184,861
Maxim Integrated Products, Inc.	144,956	7,598,594
MedImmune, Inc.*	85,337	1,996,886
Mercury Interactive Corp.*	31,563	1,572,784
Microchip Technology, Inc.	54,943	1,732,902
Microsoft Corp.	1,190,042	33,987,599
Millennium Pharmaceuticals, Inc.*	107,548	1,484,162
Molex, Inc.	31,563	1,012,541
Network Appliance, Inc.*	116,900	2,516,857
Nextel Communications, Inc.— Class A*	443,051	11,811,740
Novellus Systems, Inc.*	47,929	1,506,888
NVIDIA Corp.*	57,281	1,174,261
Oracle Corp.*	693,217	8,270,079
PACCAR, Inc.	63,126	3,660,677
PanAmSat Corp.*	64,295	1,492,930
Patterson Dental Co.*	21,042	1,609,503
Patterson-UTI Energy, Inc.	28,056	937,351
Paychex, Inc.	114,562	3,881,361
PeopleSoft, Inc.*	164,829	3,049,337
Petsmart, Inc.	45,591	1,479,428
Pixar Animation Studios*	17,535	1,218,858
QLogic Corp.*	30,394	808,176
Qualcomm, Inc.	313,292	22,864,050
Research In Motion, Ltd.*	60,147	4,116,461
Ross Stores, Inc.	46,760	1,251,298
Ryanair Holdings PLCADR*	19,873	651,437
Sandisk Corp.*	47,929	1,039,580
Sanmina-SCI Corp.*	177,688	1,616,961
Siebel Systems, Inc.*	188,209	2,010,072
Sigma-Aldrich Corp.	21,042	1,254,314
Smurfit-Stone Container Corp.*	79,492	1,585,865
Staples, Inc.	107,548	3,152,232
Starbucks Corp.*	176,519	7,675,045
Sun Microsystems, Inc.*	462,924	2,009,090
Symantec Corp.*	104,041	4,554,915
Synopsys, Inc.*	45,591	1,296,152
Tellabs, Inc.*	75,985	664,109
Teva Pharmaceutical Industries, Ltd.ADR	71,309	4,798,382
VeriSign, Inc.*	74,816	1,488,838
Veritas Software Corp.*	140,280	3,885,756
Whole Foods Market, Inc.	19,873	1,896,878
Xilinx, Inc.	147,294	4,906,363
Yahoo!, Inc.*	206,913	7,517,149

TOTAL COMMON STOCKS (Cost $258,322,920)		393,711,417

U.S. Government Agency Obligations (7.7%)
	Principal Amount
Federal Home Loan Bank, 0.90, 07/01/04	$35,718,000	35,718,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,718,000)		35,718,000

TOTAL INVESTMENT SECURITIES (Cost $294,040,920)—92.2%		429,429,417
Net other assets (liabilities)—7.8%		36,529,474

NET ASSETS—100.0%		$465,958,891

See accompanying notes to the financial statements.

62

PROFUNDS UltraOTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $265,110,300)	1,743	$6,818,687
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,065,050)	35	$12,871
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $84,633,043)	55,803	$1,011,773
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $184,985,468)	121,971	$2,210,923

*	Non-income producing security
ADR	American Depositary Receipt

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.3%
Airlines	0.1%
Auto Manufacturers	0.8%
Biotechnology	6.1%
Chemicals	0.3%
Commercial Services	2.3%
Computers	6.7%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.5%
Electronics	1.4%
Food	0.4%
Healthcare—Products	1.8%
Healthcare—Services	0.2%
Internet	9.0%
Media	1.8%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.0%
Retail	4.9%
Semiconductors	14.0%
Software	14.6%
Telecommunications	13.8%
Textiles	0.7%
Transportation	0.6%
Other**	15.5%

**	Including debt securities, repurchase agreements, and net other assets (liabilities).

See accompanying notes to the financial statements.

63

PROFUNDS UltraJapan ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (43.1%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$34,597,000	$34,597,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,597,000)		34,597,000

Options Purchased (56.7%)
	Contracts
Nikkei 225 Futures Call Option expiring August 2004 @ $5,250	1,350	45,528,750

TOTAL OPTIONS PURCHASED (Cost $42,618,575)		45,528,750

TOTAL INVESTMENT SECURITIES (Cost $77,215,575)—99.8%		80,125,750
Net other assets (liabilities)—0.2%		154,986

NET ASSETS—100.0%		$80,280,736

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring September 2004 (Underlying face amount at value $79,167,000)	1,320	$2,593,085

See accompanying notes to the financial statements.

64

PROFUNDS Bear ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (94.8%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$39,175,000	$39,175,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,175,000)		39,175,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option expiring July 2004 @ $1,425	140	490
TOTAL OPTIONS PURCHASED (Cost $2,380)		490

TOTAL INVESTMENT SECURITIES (Cost $39,177,380)—94.8%		39,175,490
Net other assets (liabilities)—5.2%		2,156,045

NET ASSETS—100.0%		$41,331,535

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $32,798,000)	115	$(197,318)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/29/04 (Underlying notional amount at value $7,941,921)	(6,961)	$(46,344)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $517,972)	(454)	$ (3,021)

See accompanying notes to the financial statements.

65

PROFUNDS Short Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (99.9%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$50,387,000	$50,387,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $50,387,000)		50,387,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option expiring August 2004 @ $950	50	1,075
Russell 2000 Futures Call Option expiring July 2004 @ $950	55	248

TOTAL OPTIONS PURCHASED (Cost $2,535)		1,323

TOTAL INVESTMENT SECURITIES (Cost $50,389,535)—99.9%		50,388,323
Net other assets (liabilities)—0.1%		55,813

NET ASSETS—100.0%		$50,444,136

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $12,110,375)	41	$(535,235)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $3,392,565)	(5,735)	$(23,199)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $35,047,100)	(59,249)	$(248,502)

See accompanying notes to the financial statements.

66

PROFUNDS Short OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (40.6%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$18,916,000	$18,916,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,916,000)		18,916,000

Options Purchased(NM)
	Contracts
Nasdaq Futures Call Option expiring July 2004 @ $2,600	200	540

TOTAL OPTIONS PURCHASED (Cost $1,900)		540

TOTAL INVESTMENT SECURITIES (Cost $18,917,900)—40.6%		18,916,540
Net other assets (liabilities)—59.4%		27,719,370

NET ASSETS—100.0%		$46,635,910

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $4,716,650)	155	$ 1,883
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $23,727,600)	156	$(2,002)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/29/04 (Underlying notional amount at value $2,683,312)	(1,769)	$(32,122)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $13,831,376)	(9,120)	$(189,425)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $1,580,452)	(1,042)	$(18,924)

See accompanying notes to the financial statements.

67

PROFUNDS UltraBear ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (90.1%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$94,710,000	$94,710,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $94,710,000)		94,710,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option expiring July 2004 @ $1,425	800	2,800

TOTAL OPTIONS PURCHASED (Cost $13,600)		2,800

TOTAL INVESTEMENT SECURITIES (Cost $94,723,600)—90.1%		94,712,800
Net other assets (liabilites)—9.9%		10,369,337

NET ASSETS—100.0%		$105,082,137

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $157,430,400)	552	$(874,684)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $33,655,512)	(29,501)	$(196,390)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $19,074,962)	(16,720)	$(111,256)

See accompanying notes to the financial statements.

68

PROFUNDS UltraShort Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (103.7%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$4,786,000	$4,786,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,786,000)		4,786,000

Options Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option expiring August 2004 @ $900	40	560

TOTAL OPTIONS PURCHASED (Cost $1,180)		560

TOTAL INVESTMENT SECURITIES (Cost $4,787,180)—103.7%		4,786,560
Net other assets (liabilities)—(3.7)%		(169,855)

NET ASSETS—100.0%		$4,616,705

NM	Not meaningful, amount is less than 0.05%

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/02/04 (Underlying notional amount at value $9,250,429)	(15,222)	$(56,204)

See accompanying notes to the financial statements.

69

PROFUNDS UltraShort Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (101.9%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$26,611,000	$26,611,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,611,000)		26,611,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option expiring July 2004 @ $950	80	360

TOTAL OPTIONS PURCHASED (Cost $1,859)		360

TOTAL INVESTMENT SECURITIES (Cost $26,612,859)—101.9%		26,611,360
Net other assets (liabilities)—(1.9)%		(490,564)

NET ASSETS—100.0%		$26,120,796

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $886,125)	3	$(39,164)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/02/04 (Underlying notional amount at value $31,762,251)	(53,696)	$(238,990)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $19,849,099)	(33,556)	$(136,334)

See accompanying notes to the financial statements.

70

PROFUNDS UltraShort OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (97.1%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$180,550,000	$180,550,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $180,550,000)		180,550,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option expiring July 2004 @ $2,600	600	1,620

TOTAL OPTIONS PURCHASED (Cost $5,699)		1,620

TOTAL INVESTMENT SECURITIES (Cost $180,555,699)—97.1%		180,551,620
Net other assets (liabilities)—2.9%		5,363,172

NET ASSETS—100.0%		$185,914,792

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $6,694,600)	220	$(233,695)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $39,393,900)	259	$(1,155,906)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 09/28/04 (Underlying notional amount at value $124,520,639)	(82,103)	$(1,491,014)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 08/30/04 (Underlying notional amount at value $25,651,891)	(16,914)	$(307,081)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 07/27/04 (Underlying notional amount at value $174,883,036)	(115,310)	$(2,117,830)

See accompanying notes to the financial statements.

71

PROFUNDS Banks UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.1%)
	Shares	Value
Amcore Financial, Inc.	519	$15,653
AmSouth Bancorp	7,439	189,471
Anchor BanCorp Wisconsin, Inc.	519	13,722
Associated Banc-Corp.	2,249	66,638
Astoria Financial Corp.	1,557	56,955
BancorpSouth, Inc.	1,557	35,079
Bank of America Corp.	43,077	3,645,175
Bank of Hawaii Corp.	1,211	54,761
Bank of New York Company, Inc.	16,435	484,504
Bank One Corp.	23,701	1,208,751
Banknorth Group, Inc.	3,633	118,000
BB&T Corp.	11,764	434,915
BSB Bancorp, Inc.	173	6,150
Cathay Bancorp, Inc.	519	34,617
Charter One Financial, Inc.	4,671	206,411
Chittenden Corp.	692	24,324
Citizens Banking Corp.	865	26,858
City National Corp.	865	56,831
Colonial BancGroup, Inc.	2,768	50,295
Comerica, Inc.	3,460	189,885
Commerce Bancorp, Inc.	1,730	95,167
Commerce Bancshares, Inc.	1,384	63,588
Commercial Federal Corp.	865	23,442
Community First Bankshares, Inc.	865	27,844
Compass Bancshares, Inc.	2,595	111,585
Cullen/Frost Bankers, Inc.	1,038	46,451
Dime Community Bancshares, Inc.	692	12,096
Downey Financial Corp.	519	27,637
East-West Bancorp, Inc.	1,038	31,867
F.N.B. Corp.	1,038	21,175
Fifth Third Bancorp	10,034	539,629
First BanCorp.	865	35,249
First Horizon National Corp.	2,595	117,995
First Midwest Bancorp, Inc.	1,038	36,548
First National Bankshares of Florida	1,039	19,685
First Niagara Financial Group, Inc.	1,730	20,760
First Sentinel Bancorp, Inc.	519	10,665
FirstFed Financial Corp.*	346	14,394
FirstMerit Corp.	1,557	41,058
Fremont General Corp.	1,384	24,428
Fulton Financial Corp.	2,768	55,775
Golden West Financial Corp.	2,768	294,377
Greater Bay Bancorp	1,038	29,998
GreenPoint Financial Corp.	2,422	96,153
Harbor Florida Bancshares, Inc.	519	14,278
Hibernia Corp.	3,287	79,874
Hudson City Bancorp, Inc.	1,384	46,281
Hudson United Bancorp	865	32,247
Huntington Bancshares, Inc.	4,498	103,004
Independence Community Bank Corp.	1,558	56,711
IndyMac Bancorp, Inc.	1,211	38,268
J.P. Morgan Chase & Co.	43,942	1,703,631
KeyCorp	8,650	258,549
M&T Bank Corp.	1,903	166,132
MAF Bancorp, Inc.	692	29,535
Marshall & Ilsley Corp.	4,325	169,064
Mercantile Bankshares Corp.	1,730	80,999
National City Corp.	11,937	417,914
National Commerce Financial Corp.	4,325	140,563
Net.B@nk, Inc.	1,038	11,345
New York Community Bancorp	5,017	98,484
North Fork Bancorp, Inc.	3,633	138,236
Northern Trust Corp.	4,325	182,861

Common Stocks, continued
	Shares	Value
OceanFirst Financial Corp.	173	$4,143
Old National Bancorp	1,384	34,365
Pacific Capital Bancorp	865	24,332
Park National Corp.	173	22,094
People’s Bank	1,903	59,278
PFF Bancorp, Inc.	346	12,885
Piper Jaffray*	346	15,650
PNC Financial Services Group	5,882	312,217
Popular, Inc.	2,595	110,988
Provident Bankshares Corp.	692	19,957
Provident Financial Group, Inc.	692	27,306
Provident Financial Services, Inc.	1,211	21,253
Regions Financial Corp.	4,671	170,725
Republic Bancorp, Inc.	1,384	19,238
Silicon Valley Bancshares*	692	27,438
Sky Financial Group, Inc.	1,903	47,061
South Financial Group, Inc.	1,211	34,320
SouthTrust Corp.	6,920	268,565
Southwest Bancorporation of Texas, Inc.	692	30,531
Sovereign Bancorp, Inc.	6,401	141,462
Sterling Bancshares, Inc.	865	12,274
SunTrust Banks, Inc.	5,709	371,028
Susquehanna Bancshares, Inc.	1,038	26,116
Synovus Financial Corp.	5,363	135,791
TCF Financial Corp.	1,384	80,341
Texas Regional Bancshares, Inc. —Class A	692	31,770
TrustCo Bank Corp. NY	1,557	20,397
Trustmark Corp.	1,038	30,019
U.S. Bancorp	39,963	1,101,380
UCBH Holdings, Inc.	1,038	41,022
Union Planters Corp.	3,979	118,614
UnionBanCal Corp.	1,038	58,543
United Bankshares, Inc.	865	28,113
Valley National Bancorp	2,077	52,507
W Holding Co., Inc.	1,730	29,704
Wachovia Corp.	27,853	1,239,459
Washington Federal, Inc.	1,730	41,520
Washington Mutual, Inc.	18,338	708,581
Webster Financial Corp.	1,211	56,941
Wells Fargo & Co.	35,638	2,039,562
Westamerica Bancorporation	692	36,295
Whitney Holding Corp.	865	38,640
Wilmington Trust Corp.	1,384	51,512
Zions Bancorp	1,903	116,939

TOTAL COMMON STOCKS (Cost $20,150,379)		20,355,413

U.S. Government Agency Obligations (25.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$6,953,000	6,953,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,953,000)		6,953,000

TOTAL INVESTMENT SECURITIES (Cost $27,103,379)—100.7%		27,308,413
Net other assets (liabilities)—(0.7)%		(185,395)

NET ASSETS—100.0%		$27,123,018

See accompanying notes to the financial statements.

72

PROFUNDS Banks UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap agreement based on the Dow Jones U.S. Banks Index expiring 09/24/04 (Underlying notional amount at value $20,335,725)	173	$(121,230)

*	Non-income producing security

See accompanying notes to the financial statements.

73

PROFUNDS Basic Materials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.1%)
	Shares	Value
Air Products & Chemicals, Inc.	7,416	$388,969
Airgas, Inc.	2,266	54,180
AK Steel Holding Corp.*	3,605	18,998
Albemarle Corp.	1,133	35,859
Alcoa, Inc.	30,488	1,007,018
Allegheny Technologies, Inc.	2,369	42,760
Avery Dennison Corp.	3,399	217,570
Boise Cascade Corp.	3,090	116,308
Bowater, Inc.	1,957	81,392
Cabot Corp.	2,163	88,034
Cabot Microelectronics Corp.*	824	25,223
Cambrex Corp.	824	20,790
Caraustar Industries, Inc.*	1,030	14,533
Carpenter Technology Corp.	721	24,550
Cleveland-Cliffs, Inc.*	412	23,233
Coeur d’Alene Mines Corp.*	7,519	30,678
Crompton Corp.	4,017	25,307
Cytec Industries, Inc.	1,236	56,176
Dow Chemical Co.	32,857	1,337,281
Du Pont (E.I.) de Nemours	35,020	1,555,589
Eastman Chemical Co.	2,678	123,804
Ecolab, Inc.	6,489	205,701
Engelhard Corp.	4,326	139,773
Ferro Corp.	1,442	38,473
FMC Corp.*	1,236	53,284
Freeport-McMoRan Copper & Gold, Inc.—Class B	5,150	170,723
Fuller (H. B.) Co.	1,030	29,252
Georgia Gulf Corp.	1,133	40,629
Georgia Pacific Corp.	7,931	293,288
Great Lakes Chemical Corp.	1,545	41,808
Hercules, Inc.*	3,502	42,689
IMC Global, Inc.	3,708	49,687
International Flavors & Fragrances, Inc.	2,781	104,009
International Paper Co.	16,995	759,677
Louisiana-Pacific Corp.	3,605	85,258
Lubrizol Corp.	1,854	67,893
Lyondell Chemical Co.	4,944	85,976
Macdermid, Inc.	824	27,892
MeadWestvaco Corp.	7,107	208,875
Meridian Gold, Inc.*	3,502	45,421
Millennium Chemicals, Inc.*	2,266	39,247
Minerals Technologies, Inc.	721	41,818
Newmont Mining Corp.	14,111	546,942
Nucor Corp.	2,472	189,752
Olin Corp.	2,472	43,557
OM Group, Inc.*	1,030	34,000
Phelps Dodge Corp.	3,296	255,473
Pope & Talbot, Inc.	515	10,182

Common Stocks, continued
	Shares	Value
Potlatch Corp.	1,030	$42,889
PPG Industries, Inc.	5,974	373,315
Praxair, Inc.	11,433	456,292
Rohm & Haas Co.	5,047	209,854
RPM, Inc.	4,017	61,058
RTI International Metals, Inc.*	721	11,500
Ryerson Tull, Inc.	824	13,085
Schulman (A.), Inc.	1,030	22,135
Sensient Technologies Corp.	1,545	33,187
Sigma-Aldrich Corp.	2,060	122,797
Steel Dynamics, Inc.*	1,545	44,233
Stillwater Mining Co.*	1,545	23,190
Tredegar Corp.	824	13,291
United States Steel Corp.	4,017	141,077
Valspar Corp.	1,648	83,125
Wausau-Mosinee Paper Corp.	1,648	28,510
WD-40 Co.	515	15,419
Wellman, Inc.	1,133	9,211
Weyerhaeuser Co.	7,828	494,103
Worthington Industries, Inc.	2,472	50,750

TOTAL COMMON STOCKS (Cost $10,267,298)		11,188,552

U.S. Government Agency Obligations (22.1%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$3,295,000	3,295,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,295,000)		3,295,000

TOTAL INVESTMENT SECURITIES (Cost $13,562,298)—97.2%		14,483,552
Net other assets (liabilities)—2.8%		417,579

NET ASSETS—100.0%		$14,901,131

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 09/24/04 (Underlying notional amount at value $11,188,470)	103	$143,416

*	Non-income producing security

See accompanying notes to the financial statements.

74

PROFUNDS Biotechnology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.2%)
	Shares	Value
Abgenix, Inc.*	3,510	$41,137
Affymetrix, Inc.*	2,700	88,371
Albany Molecular Research, Inc.*	1,080	13,964
Alexion Pharmaceuticals, Inc.*	945	17,577
Amgen, Inc.*	56,160	3,064,650
Amylin Pharmaceuticals, Inc.*	3,645	83,106
Applera Corp.—Applied Biosystems Group	8,910	193,792
Applera Corp.—Celera Genomics Group*	3,240	37,292
Biogen Idec, Inc.*	14,985	947,801
Celgene Corp.*	3,645	208,713
Cell Genesys, Inc.*	2,025	21,040
Cell Therapeutics, Inc.*	2,025	14,924
Charles River Laboratories International, Inc.*	2,025	98,962
Chiron Corp.*	4,860	216,950
Covance, Inc.*	2,835	109,374
Cubist Pharmaceuticals, Inc.*	1,755	19,481
CuraGen Corp.*	1,755	10,548
CV Therapeutics, Inc.*	1,350	22,626
Dade Behring Holdings, Inc.*	1,890	89,813
Delta & Pine Land Co.	1,620	35,559
Enzo Biochem, Inc.*	1,215	18,225
Enzon, Inc.*	1,890	24,116
Gen-Probe, Inc.*	2,160	102,211
Gene Logic, Inc.*	1,350	5,468
Genentech, Inc.*	19,575	1,100,114
Genzyme Corp.—General Division*	9,990	472,827
Gilead Sciences, Inc.*	9,450	633,149
Human Genome Sciences, Inc.*	5,670	65,942
ICOS Corp.*	2,565	76,540
IDEXX Laboratories, Inc.*	1,485	93,466
ImClone Systems, Inc.*	2,700	231,633
Immunomedics, Inc.*	1,755	8,547
Incyte Genomics, Inc.*	3,240	24,754
InterMune, Inc.*	1,215	18,735
Invitrogen Corp.*	2,295	165,217
Laboratory Corp. of America Holdings*	6,210	246,537
Lexicon Genetics, Inc.*	1,890	14,818
Ligand Pharmaceuticals, Inc.—Class B*	2,970	51,619
Martek Biosciences Corp.*	1,350	75,830
Maxygen, Inc.*	1,215	12,843
Medarex, Inc.*	3,510	25,588
MedImmune, Inc.*	10,935	255,879
Millennium Pharmaceuticals, Inc.*	12,420	171,396
Molecular Devices Corp.*	675	12,002
Monsanto Co.	11,745	452,183
Myriad Genetics, Inc.*	1,215	18,128
Nabi Biopharmaceuticals*	2,565	36,474
Neurocrine Biosciences, Inc.*	1,620	83,997

Common Stocks, continued
	Shares	Value
NPS Pharmaceuticals, Inc.*	1,620	$34,020
Onyx Pharmaceuticals, Inc.*	1,485	62,905
OSI Pharmaceuticals, Inc.*	1,755	123,622
PAREXEL International Corp.*	1,215	24,057
Pharmaceutical Product Development, Inc.*	2,160	68,624
Pharmacopeia Drug Discovery*	540	3,067
Protein Design Labs, Inc.*	4,185	80,059
Quest Diagnostics, Inc.	3,510	298,175
Regeneron Pharmaceuticals, Inc.*	1,620	17,059
Savient Pharmaceuticals, Inc.*	2,700	6,696
Techne Corp.*	1,755	76,255
Telik, Inc.*	1,890	45,114
The Medicines Co.*	2,025	61,783
Transkaryotic Therapies, Inc.*	1,215	18,176
Trimeris, Inc.*	675	9,740
Tularik, Inc.*	2,430	60,264
United Therapeutics Corp.*	945	24,239
Vertex Pharmaceuticals, Inc.*	3,510	38,048
Vicuron Pharmaceuticals, Inc.*	2,430	30,521
Xoma, Ltd.*	3,780	16,934

TOTAL COMMON STOCKS (Cost $7,894,203)		10,933,276

U.S. Government Agency Obligations (23.3%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$3,380,000	3,380,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,380,000)		3,380,000

TOTAL INVESTMENT SECURITIES (Cost $11,274,203)—98.5%		14,313,276
Net other assets (liabilities)—1.5%		217,769

NET ASSETS—100.0%		$14,531,045

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 09/24/04 (Underlying notional amount at value $10,933,194)	135	$232,866

*	Non-income producing security

See accompanying notes to the financial statements.

75

PROFUNDS Consumer Cyclical UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.0%)
	Shares	Value
Amazon.com, Inc.*	76	$4,134
AmerisourceBergen Corp.	28	1,674
AutoNation, Inc.*	68	1,163
AutoZone, Inc.*	20	1,602
Bed Bath & Beyond, Inc.*	92	3,537
Best Buy Co., Inc.	76	3,856
Brinker International, Inc.*	68	2,320
Brunswick Corp.	20	816
Cablevision Systems New York Group	96	1,886
Caesars Entertainment, Inc.*	88	1,320
Cardinal Health, Inc.	100	7,005
Carnival Corp.	100	4,700
Centex Corp.	32	1,464
Chico’s FAS, Inc.*	36	1,626
Clear Channel Communications, Inc.	164	6,060
Coach, Inc.*	56	2,531
Comcast Corp.—Special Class A*	516	14,463
Costco Wholesale Corp.	116	4,764
Cox Communications, Inc.—Class A*	84	2,334
CVS Corp.	108	4,538
D.R. Horton, Inc.	92	2,613
Darden Restaurants, Inc.	28	575
Delphi Automotive Systems Corp.	248	2,649
DIRECTV Group, Inc.*	224	3,830
Dollar General Corp.	96	1,878
Dollar Tree Stores, Inc.*	48	1,317
E.W. Scripps Co.—Class A	16	1,680
Eastman Kodak Co.	72	1,943
EchoStar Communications Corp.—Class A*	72	2,214
Electronic Arts, Inc.*	80	4,364
Family Dollar Stores, Inc.	56	1,704
Federated Department Stores, Inc.	52	2,553
Foot Locker, Inc.	44	1,071
Ford Motor Co.	416	6,510
Fox Entertainment Group, Inc.—Class A*	88	2,350
Gannett Co., Inc.	68	5,770
Gap, Inc.	168	4,074
General Motors Corp.	112	5,218
Genuine Parts Co.	36	1,428
GTECH Holdings Corp.	20	926
Harley-Davidson, Inc.	84	5,203
Harman International Industries, Inc.	20	1,820
Harrah’s Entertainment, Inc.	40	2,164
Hasbro, Inc.	68	1,292
Hilton Hotels Corp.	112	2,090
Home Depot, Inc.	560	19,712
International Game Technology	88	3,397
Interpublic Group of Companies, Inc.*	152	2,087
Johnson Controls, Inc.	80	4,270
Jones Apparel Group, Inc.	52	2,053
Knight Ridder, Inc.	24	1,728
Kohls Corp.*	76	3,213
Lear Corp.	24	1,416
Leggett & Platt, Inc.	44	1,175
Lennar Corp.—Class B	44	1,968
Liberty Media Corp.—Class A*	644	5,790
Limited, Inc.	132	2,468
Liz Claiborne, Inc.	36	1,295
Lowe’s Cos., Inc.	176	9,249

Common Stocks, continued
	Shares	Value
Marriott International, Inc.—Class A	44	$2,195
Mattel, Inc.	52	949
May Department Stores Co.	80	2,199
McDonald’s Corp.	296	7,696
McGraw-Hill Companies, Inc.	40	3,063
McKesson Corp.	52	1,785
Mohawk Industries, Inc.*	36	2,640
New York Times Co.—Class A	36	1,610
Nike, Inc.—Class B	36	2,727
Nordstrom, Inc.	44	1,875
NTL, Inc.*	24	1,383
Office Depot, Inc.*	104	1,863
Omnicom Group	60	4,553
Penney (J.C.) Co.	72	2,719
Petsmart, Inc.	72	2,336
Pulte Homes, Inc.	40	2,081
RadioShack Corp.	36	1,031
Ross Stores, Inc.	60	1,606
Royal Caribbean Cruises, Ltd.	44	1,910
Sears, Roebuck & Co.	68	2,568
Southwest Airlines Co.	284	4,763
Staples, Inc.	128	3,752
Starbucks Corp.*	96	4,174
Starwood Hotels & Resorts Worldwide, Inc.	88	3,946
Target Corp.	188	7,984
Tiffany & Co.	72	2,653
Time Warner, Inc.*	1,052	18,495
TJX Companies, Inc.	104	2,511
Tribune Co.	56	2,550
Univision Communications, Inc.—Class A*	80	2,554
VF Corp.	12	584
Viacom, Inc.—Class B	360	12,859
Wal-Mart Stores, Inc.	608	32,078
Walgreen Co.	220	7,966
Walt Disney Co.	476	12,133
Washington Post Co.—Class B	4	3,720
Wendy’s International, Inc.	32	1,115
Whirlpool Corp.	36	2,470
XM Satellite Radio Holdings, Inc.—Class A*	60	1,637
YUM! Brands, Inc.*	72	2,680

TOTAL COMMON STOCKS (Cost $362,008)		378,263

U. S. Government Agency Obligations (20.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$104,000	104,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $104,000)		104,000

TOTAL INVESTMENT SECURITIES (Cost $466,008)—95.6%		482,263
Net other assets (liabilities)—4.4%		22,106

NET ASSETS—100.0%		$504,369

See accompanying notes to the financial statements.

76

PROFUNDS Consumer Cyclical UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Cyclical Sector Index expiring 07/24/04 (Underlying notional amount at value $381,062)	4	$(2,934)

*	Non-income producing security

See accompanying notes to the financial statements.

77

PROFUNDS Consumer Non-Cyclical UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (74.8%)
	Shares	Value
Alberto-Culver Co.—Class B	175	$8,775
Albertson’s, Inc.	850	22,559
Altria Group, Inc.	5,500	275,274
American Italian Pasta Co.	50	1,524
Anheuser-Busch Companies, Inc.	2,150	116,099
Apollo Group, Inc.—Class A*	375	33,109
Archer-Daniels-Midland Co.	1,600	26,848
Avon Products, Inc.	1,275	58,829
Black & Decker Corp.	200	12,425
Block H & R, Inc.	425	20,264
Blyth, Inc.	100	3,449
Brown-Forman Corp.	100	4,827
Bunge Limited	300	11,682
Campbell Soup Co.	675	18,144
Career Education Corp.*	250	11,390
Casey’s General Stores, Inc.	125	2,288
Cendant Corp.	2,725	66,707
Chemed Corp.	25	1,213
Chiquita Brands International, Inc.*	100	2,092
Church & Dwight, Inc.	100	4,578
Clorox Co.	425	22,857
Coca-Cola Co.	6,000	302,879
Coca-Cola Enterprises, Inc.	675	19,568
Colgate-Palmolive Co.	1,325	77,446
ConAgra Foods, Inc.	1,425	38,588
Constellation Brands, Inc.*	250	9,283
Coors (Adolph) Co.—Class B	75	5,426
Corinthian Colleges, Inc.*	250	6,185
Corn Products International, Inc.	100	4,655
Dean Foods Co.*	425	15,857
Del Monte Foods Co.*	525	5,334
DeVry, Inc.*	175	4,799
Dreyer’s Grand Ice Cream Holdings, Inc.	50	3,955
eBay, Inc.*	1,175	108,040
Education Management Corp.*	150	4,929
Energizer Holdings, Inc.*	225	10,125
Flowers Foods, Inc.	125	3,269
Fortune Brands, Inc.	400	30,171
General Mills, Inc.	800	38,024
Gillette Co.	2,450	103,879
Hain Celestial Group, Inc.*	75	1,358
Heinz (H.J.) Co.	950	37,240
Hershey Foods Corp.	475	21,978
Hormel Foods Corp.	200	6,220
InterActiveCorp*	1,350	40,689
Interstate Bakeries Corp.	125	1,356
ITT Educational Services, Inc.*	125	4,753
JM Smucker Co.	150	6,887
Kellogg Co.	625	26,156
Kimberly-Clark Corp.	1,350	88,938
Kraft Foods, Inc.	700	22,176
Kroger Co.*	1,800	32,760
Lancaster Colony Corp.	75	3,123
Laureate Education, Inc.*	100	3,824
Loews Corp.—Carolina Group	150	3,683
Matthews International Corp.—Class A	75	2,471
McCormick & Co., Inc.	325	11,050
NBTY, Inc.*	150	4,409
Newell Rubbermaid, Inc.	725	17,038
Nu Skin Enterprises, Inc.	150	3,798

Common Stocks, continued
	Shares	Value
PepsiAmericas, Inc.	200	$4,248
PepsiCo, Inc.	4,575	246,500
Performance Food Group Co.*	125	3,318
Pre-Paid Legal Services, Inc.*	50	1,192
PRICELINE.COM, Inc.*	50	1,347
Procter & Gamble Co.	6,900	375,635
R.J. Reynolds Tobacco Holdings	225	15,208
Ralcorp Holdings, Inc.*	75	2,640
Regis Corp.	125	5,573
Rent-A-Center, Inc.*	225	6,734
Safeway, Inc.*	1,200	30,408
Sara Lee Corp.	2,125	48,853
Service Corporation International*	825	6,080
Smithfield Foods, Inc.*	225	6,615
Snap-on, Inc.	150	5,033
Sotheby's Holdings, Inc.—Class A*	125	1,995
STAMPS.COM, Inc.*	50	510
Stanley Works	225	10,256
Stewart Enterprises, Inc.—Class A*	250	2,035
Strayer Education, Inc.	25	2,789
SuperValu, Inc.	350	10,714
Sysco Corp.	1,700	60,978
The Estee Lauder Companies, Inc.	300	14,634
The Pepsi Bottling Group, Inc.	425	12,980
The Robert Mondavi Corp.—Class A*	25	926
The Scotts Co.—Class A*	50	3,194
The ServiceMaster Co.	775	9,548
Tootsie Roll Industries, Inc.	50	1,625
Tupperware Corp.	150	2,915
Tyson Foods, Inc.—Class A	625	13,094
United Rentals, Inc.*	175	3,131
Universal Corp.	75	3,821
University of Phoenix Online*	50	4,380
UST, Inc.	450	16,200
VCA Antech, Inc.*	100	4,482
Weight Watchers International, Inc.*	100	3,914
Whole Foods Market, Inc.	175	16,704
Wild Oats Markets, Inc.*	75	1,055
Winn-Dixie Stores, Inc.	225	1,620
Wrigley (WM.) JR Co.	375	23,644
Yankee Candle Co., Inc.*	125	3,656

TOTAL COMMON STOCKS (Cost $2,634,631)		2,847,436

U.S. Government Agency Obligations (25.0%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$950,000	950,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $950,000)		950,000

TOTAL INVESTMENT SECURITIES (Cost $3,584,631)—99.8%		3,797,436
Net other assets (liabilities)—0.2%		6,786

NET ASSETS—100.0%		$3,804,222

See accompanying notes to the financial statements.

78

PROFUNDS Consumer Non-Cyclical UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Non-Cyclical Sector Index expiring 07/24/04 (Underlying notional amount at value $2,846,419)	25	$11,854

*	Non-income producing security

See accompanying notes to the financial statements.

79

PROFUNDS Energy UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.1%)
	Shares	Value
Amerada Hess Corp.	2,830	$224,108
Anadarko Petroleum Corp.	9,056	530,682
Apache Corp.	11,603	505,311
Arch Coal, Inc.	1,981	72,485
Atwood Oceanics, Inc.*	283	11,815
Baker Hughes, Inc.	11,886	447,508
BJ Services Co.*	5,660	259,454
Burlington Resources, Inc.	14,150	511,947
Cabot Oil & Gas Corp.	1,132	47,884
Chesapeake Energy Corp.	8,773	129,139
ChevronTexaco Corp.	38,488	3,622,105
Cimarex Energy Co.*	1,415	42,775
ConocoPhillips	22,357	1,705,615
CONSOL Energy, Inc.	3,113	112,068
Cooper Cameron Corp.*	1,981	96,475
Core Laboratories N.V.*	849	19,527
Devon Energy Corp.	8,207	541,662
Diamond Offshore Drilling, Inc.	2,264	53,951
El Paso Corp.	22,923	180,633
Ensco International, Inc.	5,377	156,471
EOG Resources, Inc.	4,245	253,469
Evergreen Resources, Inc.*	1,415	57,166
Exxon Mobil Corp.	234,607	10,418,896
FMC Technologies, Inc.*	2,264	65,203
Forest Oil Corp.*	1,981	54,121
Global Industries, Ltd.*	2,830	16,188
GlobalSantaFe Corp.	6,792	179,988
Grant Prideco, Inc.*	3,962	73,139
Grey Wolf, Inc.*	6,792	28,798
Halliburton Co.	15,848	479,560
Hanover Compressor Co.*	2,264	26,942
Helmerich & Payne, Inc.	1,698	44,352
Input/Output, Inc.*	1,698	14,076
Kerr-McGee Corp.	4,527	243,417
Key Energy Group*	4,811	45,416
Kinder Morgan, Inc.	3,396	201,349
Lone Star Technologies, Inc.*	1,132	31,198
Marathon Oil Corp.	12,452	471,184
Massey Energy Co.	2,830	79,834
Maverick Tube Corp.*	1,415	37,158
McDermott International, Inc.*	1,981	20,127
Murphy Oil Corp.	3,113	229,428
Nabors Industries, Ltd.*	5,377	243,148
National-Oilwell, Inc.*	3,113	98,028
Newfield Exploration Co.*	1,698	94,647
Newpark Resources, Inc.*	3,113	19,301
Noble Corp.*	4,811	182,289
Noble Energy, Inc.	1,981	101,031
Occidental Petroleum Corp.	14,150	685,001
Oceaneering International, Inc.*	849	29,078
Offshore Logistics, Inc.*	849	23,874
Parker Drilling Co.*	3,396	12,973
Patina Oil & Gas Corp.	2,264	67,626
Patterson-UTI Energy, Inc.	2,830	94,550
Peabody Energy Corp.	2,264	126,761

Common Stocks, continued
	Shares	Value
Pioneer Natural Resources Co.	4,245	$148,915
Pogo Producing Co.	1,981	97,861
Premor, Inc.*	2,830	106,125
Pride International, Inc.*	4,245	72,632
Rowan Companies, Inc.*	3,679	89,510
Schlumberger, Ltd.	21,225	1,348,000
SEACOR SMIT, Inc.*	566	24,864
Smith International, Inc.*	3,679	205,141
Stone Energy Corp.*	849	38,782
Sunoco, Inc.	2,830	180,045
Superior Energy Services, Inc.*	1,981	19,909
Tesoro Petroleum Corp.*	2,264	62,486
Tidewater, Inc.	1,981	59,034
Transocean Sedco Forex, Inc.*	11,603	335,791
Unit Corp.*	1,415	44,502
Unocal Corp.	9,339	354,882
Valero Energy Corp.	4,528	333,985
Varco International, Inc.*	3,396	74,338
Veritas DGC, Inc.*	1,132	26,206
Vintage Petroleum, Inc.	1,981	33,618
Weatherford International, Ltd.*	4,811	216,399
Western Gas Resources, Inc.	1,698	55,151
Williams Companies, Inc.	18,678	222,268
XTO Energy, Inc.	9,056	269,778

TOTAL COMMON STOCKS (Cost $24,665,150)		28,541,153

U.S. Government Agency Obligations (26.4%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$10,023,000	10,023,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,023,000)		10,023,000

TOTAL INVESTMENT SECURITIES (Cost $34,688,150)—101.5%		38,564,153
Net other assets (liabilities)—(1.5)%		(556,317)

NET ASSETS—100.0%		$38,007,836

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 12/27/04 (Underlying notional amount at value $28,541,258)	283	$(305,130)

*	Non-income producing security

See accompanying notes to the financial statements.

80

PROFUNDS Financial UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.3%)
	Shares	Value
ACE, Ltd.	704	$29,765
AFLAC, Inc.	1,728	70,520
Allstate Corp.	2,496	116,189
Ambac Financial Group, Inc.	448	32,901
American Express Co.	3,520	180,858
American International Group, Inc.	6,912	492,688
AmSouth Bancorp	1,152	29,341
AON Corp.	896	25,509
Archstone-Smith Trust	1,152	33,788
Bank of America Corp.	6,272	530,736
Bank of New York Company, Inc.	2,624	77,356
Bank One Corp.	3,136	159,936
Banknorth Group, Inc.	768	24,945
BB&T Corp.	1,792	66,250
Bear Stearns Cos., Inc.	512	43,167
Boston Properties, Inc.	512	25,641
Capital One Financial Corp.	768	52,516
Charter One Financial, Inc.	832	36,766
Chubb Corp.	576	39,272
Cincinnati Financial Corp.	320	13,926
CIT Group, Inc.	896	34,308
Citigroup, Inc.	15,296	711,264
Comerica, Inc.	448	24,586
Commerce Bancorp, Inc.	384	21,124
Compass Bancshares, Inc.	768	33,024
Countrywide Credit Industries, Inc.	960	67,440
Duke-Weeks Realty Corp.	1,408	44,788
E*TRADE Group, Inc.*	2,880	32,112
Equity Office Properties Trust	1,664	45,261
Equity Residential Properties Trust	1,600	47,568
Everest Re Group, Ltd.	320	25,715
Fannie Mae	2,560	182,682
Fidelity National Financial, Inc.	512	19,118
Fifth Third Bancorp	1,728	92,932
First Horizon National Corp.	576	26,191
Franklin Resources, Inc.	512	25,641
Freddie Mac	2,048	129,638
General Growth Properties, Inc.	960	28,387
Golden West Financial Corp.	448	47,645
Goldman Sachs Group, Inc.	1,024	96,420
GreenPoint Financial Corp.	192	7,622
Hartford Financial Services Group, Inc.	1,088	74,789
Huntington Bancshares, Inc.	448	10,259
iStar Financial, Inc.	1,472	58,881
J.P. Morgan Chase & Co.	6,528	253,091
Jefferson-Pilot Corp.	576	29,261
KeyCorp	1,664	49,737
Kimco Realty Corp.	768	34,944
Legg Mason, Inc.	320	29,123
Lincoln National Corp.	832	39,312
Loews Corp.	640	38,374
M&T Bank Corp.	576	50,285
Marsh & McLennan Companies, Inc.	1,856	84,225
Marshall & Ilsley Corp.	576	22,516
MBIA, Inc.	576	32,901
MBNA Corp.	3,776	97,383
Mellon Financial Corp.	1,408	41,297
Merrill Lynch & Co., Inc.	2,816	152,008
MetLife, Inc.	1,472	52,771
MGIC Investment Corp.	448	33,985
Morgan Stanley Dean Witter & Co.	3,008	158,732
National City Corp.	1,792	62,738
National Commerce Financial Corp.	640	20,800

Common Stocks, continued
	Shares	Value
New York Community Bancorp	1,216	$23,870
North Fork Bancorp, Inc.	1,088	41,398
Northern Trust Corp.	576	24,353
Plum Creek Timber Company, Inc.	960	31,277
PNC Financial Services Group	832	44,163
Popular, Inc.	768	32,847
Principal Financial Group, Inc.	1,280	44,518
Progressive Corp.	640	54,592
Prologis Trust	1,152	37,924
Prudential Financial, Inc.	1,664	77,326
Regions Financial Corp.	1,024	37,427
Rouse Co.	960	45,600
SAFECO Corp.	832	36,608
Schwab (Charles) Corp.	5,376	51,663
Simon Property Group, Inc.	832	42,781
SLM Corp.	1,472	59,542
SouthTrust Corp.	576	22,355
Sovereign Bancorp, Inc.	1,152	25,459
St. Paul Companies, Inc.	1,664	67,459
State Street Corp.	960	47,078
SunTrust Banks, Inc.	832	54,072
Synovus Financial Corp.	960	24,307
T. Rowe Price Group, Inc.	576	29,030
Torchmark Corp.	832	44,762
U.S. Bancorp	5,952	164,037
Union Planters Corp.	768	22,894
Vornado Realty Trust	576	32,895
Wachovia Corp.	4,224	187,968
Washington Mutual, Inc.	2,816	108,811
Wells Fargo & Co.	5,184	296,679
XL Capital, Ltd.—Class A	576	43,465
Zions Bancorp	640	39,329

TOTAL COMMON STOCKS (Cost $6,152,101)		7,149,437

U.S. Government Agency Obligations (24.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$2,335,000	2,335,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,335,000)		2,335,000

TOTAL INVESTMENT SECURITIES (Cost $8,487,101)—99.9%		9,484,437
Net other assets (liabilities)—0.1%		5,448

NET ASSETS—100.0%		$9,489,885

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financial Sector Index expiring 09/24/04 (Underlying notional amount at value $7,149,255)	64	$(10,533)

*	Non-income producing security

See accompanying notes to the financial statements.

81

PROFUNDS Healthcare UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75%)
	Shares	Value
Abbott Laboratories	6,768	$275,864
Accredo Health, Inc.*	504	19,631
Aetna, Inc.	648	55,080
Affymetrix, Inc.*	432	14,139
Alcon, Inc.	360	28,314
Allergan, Inc.	648	58,009
American Pharmaceutical Partners, Inc.*	288	8,749
Amgen, Inc.*	5,760	314,324
Amylin Pharmaceuticals, Inc.*	504	11,491
Andrx Group*	576	16,088
Anthem, Inc.*	504	45,138
Apogent Technologies, Inc.*	576	18,432
Applera Corp.—Applied Biosystems Group	1,296	28,188
Bard (C.R.), Inc.	576	32,630
Barr Laboratories, Inc.*	504	16,985
Bausch & Lomb, Inc.	360	23,425
Baxter International, Inc.	2,880	99,389
Beckman Coulter, Inc.	432	26,352
Becton, Dickinson & Co.	1,152	59,674
Biogen Idec, Inc.*	1,512	95,634
Biomet, Inc.	1,152	51,195
Boston Scientific Corp.*	2,520	107,856
Bristol-Myers Squibb Co.	9,000	220,500
Caremark Rx, Inc.*	1,729	56,943
Celgene Corp.*	360	20,614
Cephalon, Inc.*	360	19,440
Charles River Laboratories International, Inc.*	216	10,556
Chiron Corp.*	360	16,070
CIGNA Corp.	576	39,635
Cooper Companies, Inc.	288	18,193
Covance, Inc.*	360	13,889
Coventry Health Care, Inc.*	288	14,083
CYTYC Corp.*	648	16,440
Dade Behring Holdings, Inc.*	432	20,529
DaVita, Inc.*	288	8,879
DENTSPLY International, Inc.	432	22,507
Edwards Lifesciences Corp.*	360	12,546
Eli Lilly & Co.	4,248	296,977
Express Scripts, Inc.—Class A*	360	28,523
First Health Group Corp.*	720	11,239
Fisher Scientific International, Inc.*	144	8,316
Forest Laboratories, Inc.*	1,656	93,779
Gen-Probe, Inc.*	432	20,442
Genentech, Inc.*	2,016	113,299
Genzyme Corp.—General Division*	1,008	47,709
Gilead Sciences, Inc.*	1,008	67,536
Guidant Corp.	1,440	80,467
HCA, Inc.	1,872	77,856
Health Management Associates, Inc. —Class A	1,008	22,599
Health Net, Inc.*	576	15,264
Hillenbrand Industries, Inc.	216	13,057
Hospira, Inc.*	1	17
Humana, Inc.*	792	13,385
ICOS Corp.*	360	10,742
IDEXX Laboratories, Inc.*	216	13,595
ImClone Systems, Inc.*	360	30,884
INAMED Corp.*	216	13,576
Invitrogen Corp.*	288	20,733

Common Stocks, continued
	Shares	Value
IVAX Corp.*	1,008	$24,182
Johnson & Johnson	12,816	713,851
King Pharmaceuticals, Inc.*	936	10,717
Laboratory Corp. of America Holdings*	792	31,442
Lincare Holdings, Inc.*	576	18,927
Manor Care, Inc.	504	16,471
Martek Biosciences Corp.*	216	12,133
Medco Health Solutions, Inc.*	1,296	48,600
Medicis Pharmaceutical Corp.	216	8,629
MedImmune, Inc.*	1,080	25,272
Medtronic, Inc.	5,256	256,072
Merck & Co., Inc.	9,576	454,859
MGI Pharma, Inc.*	576	15,558
Millennium Pharmaceuticals, Inc.*	1,584	21,859
Monsanto Co.	1,368	52,668
Mylan Laboratories, Inc.	1,368	27,702
Neurocrine Biosciences, Inc.*	216	11,200
Omnicare, Inc.	648	27,741
Oxford Health Plans, Inc.	288	15,852
PacifiCare Health Systems, Inc.*	360	13,918
Par Pharmaceutical Companies, Inc.*	144	5,070
Patterson Dental Co.*	288	22,029
Pfizer, Inc.	33,192	1,137,821
Protein Design Labs, Inc.*	504	9,642
Quest Diagnostics, Inc.	360	30,582
Renal Care Group, Inc.*	288	9,541
Respironics, Inc.*	144	8,460
Schering-Plough Corp.	6,408	118,420
Sepracor, Inc.*	504	26,662
St. Jude Medical, Inc.*	792	59,915
STERIS Corp.*	144	3,249
Stryker Corp.	1,152	63,360
Tenet Healthcare Corp.*	2,376	31,862
Triad Hospitals, Inc.*	504	18,764
UnitedHealth Group, Inc.	2,592	161,353
Universal Health Services, Inc.—Class B	216	9,912
Valeant Pharmaceuticals International	576	11,520
Varian Medical Systems, Inc.*	360	28,566
Watson Pharmaceuticals, Inc.*	504	13,558
Wellpoint Health Networks, Inc.*	576	64,518
Wyeth	6,048	218,696
Zimmer Holdings, Inc.*	1,152	101,606

TOTAL COMMON STOCKS (Cost $6,252,884)		6,880,165

U.S. Government Agency Obligations (24.3%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$2,213,000	2,213,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,213,000)		2,213,000

TOTAL INVESTMENT SECURITIES (Cost $8,465,884)—99.6%		9,093,165
Net other assets (liabilities)—0.4%		32,289

NET ASSETS—100.0%		$9,125,454

See accompanying notes to the financial statements.

82

PROFUNDS Healthcare UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Healthcare Sector Index expiring 09/24/04 (Underlying notional amount at value $6,879,893)	72	$1,055

*	Non-income producing security

See accompanying notes to the financial statements.

83

PROFUNDS Industrial UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.0%)
	Shares	Value
3M Co.	31,693	$2,852,687
Accenture, Ltd.—Class A*	17,006	467,325
Agilent Technologies, Inc.*	23,190	679,003
ALLETE, Inc.	10,822	360,373
Allied Waste Industries, Inc.*	17,779	234,327
American Power Conversion Corp.	8,503	167,084
American Standard Cos.*	13,914	560,873
Amphenol Corp.—Class A*	9,276	309,076
Arrow Electronics, Inc.*	7,730	207,319
Ashland, Inc.	8,503	449,043
Automatic Data Processing, Inc.	27,828	1,165,437
Avnet, Inc.*	6,184	140,377
Ball Corp.	773	55,695
Bemis Company, Inc.	2,319	65,512
Boeing Co.	34,785	1,777,166
Burlington Northern Santa Fe Corp.	20,098	704,837
C.H. Robinson Worldwide, Inc.	4,638	212,606
Caterpillar, Inc.	16,233	1,289,550
CDW Corp.	6,184	394,292
Ceridian Corp.*	16,233	365,243
Choicepoint, Inc.*	9,276	423,542
Cintas Corp.	6,957	331,640
Cooper Industries, Ltd.—Class A	5,411	321,468
CSX Corp.	13,914	455,962
Danaher Corp.	13,914	721,441
Deere & Co.	14,687	1,030,146
Diebold, Inc.	4,638	245,211
Donnelley (R.R.) & Sons Co.	12,368	408,391
Dover Corp.	13,141	553,236
DST Systems, Inc.*	8,503	408,909
Dun & Bradstreet Corp.*	3,092	166,690
Eaton Corp.	10,822	700,616
Emerson Electric Co.	20,871	1,326,352
Equifax, Inc.	9,276	229,581
Expeditors International of Washington, Inc.	10,049	496,521
Fair, Isaac & Co., Inc.	7,730	258,027
FedEx Corp.	14,687	1,199,781
First Data Corp.	40,969	1,823,939
Fiserv, Inc.*	10,822	420,868
Flextronics International, Ltd.*	32,466	517,833
Fluor Corp.	5,411	257,942
Garmin, Ltd.	3,865	143,160
General Dynamics Corp.	7,730	767,589
General Electric Co.	493,174	15,978,838
Getty Images, Inc.*	3,865	231,900
Goodrich Corp.	7,730	249,911
Grainger (W.W.), Inc.	3,092	177,790
Honeywell International, Inc.	37,877	1,387,435
Illinois Tool Works, Inc.	13,141	1,260,090
IMS Health, Inc.	12,368	289,906
Ingersoll-Rand Co.—Class A	10,049	686,447
Iron Mountain, Inc.*	4,638	223,830
ITT Industries, Inc.	4,638	384,954
Jabil Circuit, Inc.*	13,141	330,890
Jacobs Engineering Group, Inc.*	3,865	152,204
L-3 Communications Holdings, Inc.	6,957	464,728
Lockheed Martin Corp.	15,460	805,157
Manpower, Inc.	5,411	274,716
Masco Corp.	23,963	747,167

Common Stocks, continued
	Shares	Value
Millipore Corp.*	3,865	$217,870
Molex, Inc.	12,368	396,765
Monster Worldwide, Inc.*	8,503	218,697
Moody’s Corp.	5,411	349,875
Navistar International Corp.*	8,503	329,576
Norfolk Southern Corp.	18,552	491,999
Northrop Grumman Corp.	17,006	913,222
PACCAR, Inc.	13,141	762,047
Pactiv Corp.*	4,638	115,672
Pall Corp.	4,638	121,469
Parker Hannifin Corp.	6,184	367,701
Paychex, Inc.	17,006	576,164
Pentair, Inc.	6,184	208,030
PerkinElmer, Inc.	12,368	247,855
Precision Castparts Corp.	5,411	295,928
Raytheon Co.	21,644	774,206
Republic Services, Inc.	18,552	536,895
Robert Half International, Inc.	15,460	460,244
Rockwell Collins, Inc.	10,049	334,833
Rockwell International Corp.	9,276	347,943
Ryder System, Inc.	9,276	371,689
Sabre Holdings Corp.	6,957	192,778
Sanmina-SCI Corp.*	33,239	302,475
Sealed Air Corp.*	4,638	247,066
Sherwin-Williams Co.	7,730	321,182
Smurfit-Stone Container Corp.*	21,644	431,797
Solectron Corp.*	67,251	435,114
SPX Corp.	3,865	179,491
Symbol Technologies, Inc.	12,368	182,304
Tektronix, Inc.	3,865	131,487
Temple-Inland, Inc.	3,092	214,121
Textron, Inc.	11,595	688,163
Thermo Electron Corp.*	13,914	427,716
Tyco International, Ltd.	102,036	3,381,473
Union Pacific Corp.	10,049	597,413
United Parcel Service, Inc.—Class B	26,282	1,975,618
United Technologies Corp.	24,736	2,262,849
Vishay Intertechnology, Inc.*	18,552	344,696
Vulcan Materials Co.	6,957	330,805
Waste Management, Inc.	34,785	1,066,160
Waters Corp.*	6,957	332,405

TOTAL COMMON STOCKS (Cost $70,904,446)		71,796,426

U.S. Government Agency Obligations (19.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$18,735,000	18,735,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,735,000)		18,735,000

TOTAL INVESTMENT SECURITIES (Cost $89,639,446)—94.6%		90,531,426
Net other assets (liabilities)—5.4%		5,138,947

NET ASSETS—100.0%		$95,670,373

See accompanying notes to the financial statements.

84

PROFUNDS Industrial UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Industrial Sector Index expiring 07/24/04 (Underlying notional amount at value $55,984,311)	606	$202,538

*	Non-income producing security

See accompanying notes to the financial statements.

85

PROFUNDS Internet UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.0%)
	Shares	Value
Agile Software Corp.*	24,156	$211,365
Akamai Technologies, Inc.*	57,828	1,038,013
Amazon.com, Inc.*	95,892	5,216,525
Ameritrade Holding Corp.—Class A*	150,792	1,711,489
Ariba, Inc.*	135,420	268,132
Ask Jeeves, Inc.*	30,012	1,171,368
BEA Systems, Inc.*	206,424	1,696,805
Check Point Software Technologies, Ltd.*	95,892	2,588,125
CheckFree Holdings Corp.*	35,136	1,054,080
CMGI, Inc.*	182,268	355,423
CNET Networks, Inc.*	71,004	786,014
Digital Insight Corp.*	16,104	333,836
Digital River, Inc.*	16,104	525,474
DoubleClick, Inc.*	68,076	528,951
E*TRADE Group, Inc.*	194,712	2,171,039
E-LOAN, Inc.**	26,352	71,150
EarthLink, Inc.*	77,592	803,077
eBay, Inc.*	55,632	5,115,362
FreeMarkets, Inc.*	22,692	147,952
Infospace, Inc.*	13,176	501,215
InterActiveCorp*	162,504	4,897,871
Internet Security Systems, Inc.*	22,692	348,095
Interwoven, Inc.*	19,764	199,616
J2 Global Communications, Inc.*	12,444	345,943
LookSmart, Ltd.*	49,044	106,425
Macromedia, Inc.*	36,600	898,530
Monster Worldwide, Inc.*	60,024	1,543,817
PRICELINE.COM, Inc.*	10,980	295,691
RealNetworks, Inc.*	60,024	410,564
Siebel Systems, Inc.*	240,096	2,564,226
Tibco Software, Inc.*	86,376	729,877
United Online, Inc.*	24,888	438,278
University of Phoenix Online*	8,052	705,275
ValueClick, Inc.*	42,456	508,623
VeriSign, Inc.*	132,492	2,636,591
Vignette Corp.*	153,720	255,175
WebMD Corp.*	166,164	1,548,648
webMethods, Inc.*	27,816	238,383
Websense, Inc.*	12,444	463,290
Yahoo!, Inc.*	150,060	5,451,680

TOTAL COMMON STOCKS (Cost $38,088,380)		50,881,993

U.S Government Agency Obligations (23.0%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$15,645,000	$15,645,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,645,000)		15,645,000

TOTAL INVESTMENT SECURITIES (Cost $53,733,380)— 98.0%		66,526,993
Net other assets (liabilities)—2.0%		1,366,005

NET ASSETS—100.0%		$67,892,998

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 12/27/04 (Underlying notional amount at value $50,893,515)	732	$1,256,904

*	Non-income producing security

See accompanying notes to the financial statements.

86

PROFUNDS Pharmaceuticals UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.4%)
	Shares	Value
Alkermes, Inc.*	810	$11,016
Allergan, Inc.	1,170	104,738
Alpharma, Inc.	360	7,373
American Pharmaceutical Partners, Inc.*	360	10,937
Andrx Group*	630	17,596
Barr Laboratories, Inc.*	810	27,297
Bristol-Myers Squibb Co.	17,100	418,950
Cephalon, Inc.*	450	24,300
Eli Lilly & Co.	8,460	591,439
Forest Laboratories, Inc.*	3,240	183,481
Hospira, Inc.*	1,350	37,260
Impax Laboratories, Inc.*	450	8,721
IVAX Corp.*	1,440	34,546
Johnson & Johnson	26,100	1,453,770
King Pharmaceuticals, Inc.*	2,160	24,732
Medicis Pharmaceutical Corp.	450	17,978
Merck & Co., Inc.	19,530	927,674
MGI Pharma, Inc.*	630	17,016
Mylan Laboratories, Inc.	2,340	47,385
Nektar Therapeutics*	720	14,371
Noven Pharmaceuticals, Inc.*	180	3,964
Par Pharmaceutical Companies, Inc.*	270	9,507
Perrigo Co.	540	10,244
Pfizer, Inc.	66,960	2,295,388
PRAECIS Pharmaceuticals, Inc.*	450	1,710
Schering-Plough Corp.	12,960	239,501
Sepracor, Inc.*	720	38,088
Taro Pharmaceutical Industries, Ltd.*	270	11,745
Valeant Pharmaceuticals International	720	14,400
Watson Pharmaceuticals, Inc.*	990	26,631
Wyeth	11,700	423,072

TOTAL COMMON STOCKS (Cost $6,420,152)		7,054,830

U.S. Government Agency Obligations (26.0%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$2,436,000	2,436,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,436,000)		2,436,000

TOTAL INVESTMENT SECURITIES (Cost $8,856,152)—101.4%		9,490,830
Net other assets (liabilities)—(1.4)%		(132,487)

NET ASSETS—100.0%		$9,358,343

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Sector Index expiring 12/27/04 (Underlying notional amount at value $7,164,283)	90	$(106,646)

*	Non-income producing security

See accompanying notes to the financial statements.

87

PROFUNDS Precious Metals UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (99.4%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$38,360,000	$38,360,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,360,000)		38,360,000

TOTAL INVESTMENT SECURITIES (Cost $38,360,000)—99.4%		38,360,000
Net other assets (liabilities)—0.6%		225,282

NET ASSETS—100.0%		$38,585,282

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $57,878,639)	325,948	$(140,919)

See accompanying notes to the financial statements.

88

PROFUNDS Real Estate UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.1%)
	Shares	Value
Alexandria Real Estate Equities, Inc.REIT	2,744	$155,804
AMB Property Corp.REIT	11,564	400,461
American Financial Realty TrustREIT	15,288	218,466
Annaly Mortgage Management, Inc.REIT	16,464	279,229
Apartment Investment & Management Co.—Class AREIT	13,132	408,799
Archstone-Smith TrustREIT	25,872	758,826
Arden Realty Group, Inc.REIT	9,212	270,925
AvalonBay Communities, Inc.REIT	9,996	564,974
Boston Properties, Inc.REIT	14,896	745,992
Brandywine Realty TrustREIT	6,468	175,865
BRE Properties, Inc.—Class AREIT	6,664	231,574
Camden Property TrustREIT	4,900	224,420
Capital AutomotiveREIT	4,508	132,220
CarrAmerica Realty Corp.REIT	7,644	231,078
Catellus Development Corp.	12,348	304,378
CBL & Associates Properties, Inc.REIT	4,312	237,160
Centerpoint Properties Corp.REIT	3,332	255,731
Chelsea Property Group, Inc.REIT	6,076	396,277
Colonial Properties TrustREIT	3,136	120,830
Cousins Properties, Inc.REIT	5,488	180,830
Crescent Real Estate Equities Co.REIT	12,936	208,528
Developers Diversified Realty Corp.REIT	14,308	506,074
Duke-Weeks Realty Corp.REIT	18,620	592,302
Equity Inns, Inc.REIT	6,272	58,267
Equity Office Properties TrustREIT	56,448	1,535,385
Equity Residential Properties TrustREIT	39,200	1,165,416
Essex Property Trust, Inc.REIT	2,940	200,949
Federal Realty Investment TrustREIT	7,252	301,611
FelCor Lodging Trust, Inc.REIT*	6,468	78,263
First Industrial Realty Trust, Inc.REIT	5,684	209,626
Friedman, Billings, Ramsey Group, Inc.	19,992	395,642
Gables Residential TrustREIT	4,116	139,862
General Growth Properties, Inc.REIT	30,380	898,337
Glenborough Realty Trust, Inc.REIT	4,508	82,722
Health Care Property Investors, Inc.REIT	18,424	442,913
Health Care REIT, Inc.REIT	7,252	235,690
Healthcare Realty Trust, Inc.REIT	6,076	227,728
Highwoods Properties, Inc.REIT	7,448	175,028
Home Properties of New York, Inc.REIT	4,312	168,082
Hospitality Properties TrustREIT	8,820	373,086
Host Marriott Corp.*REIT	37,632	465,132
HRPT Properties TrustREIT	24,696	247,207
IMPAC Mortgage Holdings, Inc.REIT	9,016	203,040
iStar Financial, Inc.REIT	15,288	611,520
Kilroy Realty Corp.REIT	3,920	133,672
Kimco Realty Corp.REIT	13,132	597,506
Koger Equity, Inc.REIT	3,724	86,099
Liberty Property TrustREIT	11,172	449,226
LNR Property Corp.	2,744	148,862
Macerich Co.REIT	8,232	394,066
Mack-Cali Realty Corp.REIT	8,428	348,751
Manufactured Home Communities, Inc.REIT	2,940	97,579
MeriStar Hospitality Corp.REIT*	11,172	76,416
Mills Corp.REIT	6,076	283,749
Nationwide Health Properties, Inc.REIT	9,212	174,107
New Plan Excel Realty Trust, Inc.REIT	13,916	325,078
Novastar Financial, Inc.REIT	3,528	133,923
Pan Pacific Retail PropertiesREIT	5,684	287,156
Pennsylvania REIT	5,096	174,538

Common Stocks, continued
	Shares	Value
Plum Creek Timber Company, Inc.	25,676	$836,524
Post Properties, Inc.REIT	5,488	159,975
Prentiss Properties TrustREIT	5,488	183,958
Prologis TrustREIT	23,912	787,183
Public Storage, Inc.REIT	12,348	568,131
Rayonier, Inc.	6,860	304,927
Realty Income Corp.REIT	5,488	229,014
Reckson Associates Realty Corp.REIT	9,408	258,344
Redwood Trust, Inc.REIT	2,940	163,699
Regency Centers Corp.REIT	7,840	336,336
Rouse Co.REIT	13,328	633,080
Shurgard Storage Centers, Inc.—Class AREIT	6,468	241,903
Simon Property Group, Inc.REIT	25,676	1,320,259
SL Green Realty Corp.REIT	5,488	256,838
St. Joe Co.	5,684	225,655
Taubman Centers, Inc.REIT	6,468	148,053
Thornburg Mortgage Asset Corp.REIT	11,368	306,368
Trizec Properties, Inc.REIT	12,740	207,152
United Dominion Realty Trust, Inc.REIT	17,836	352,796
Ventas, Inc.REIT	11,760	274,596
Vornado Realty TrustREIT	15,092	861,904
Washington REIT	5,880	172,754
Weingarten Realty InvestorsREIT	11,172	349,460

Total Common Stocks (Cost $26,345,536)		28,705,886

U.S. Government Agency Obligations (24.4%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$9,340,000	9,340,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,340,000)		9,340,000

TOTAL INVESTMENT SECURITIES (Cost $35,685,536)—99.5%		38,045,886
Net other assets (liabilities)—0.5%		193,919

NET ASSETS—100.0%		$38,239,805

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 08/24/04 (Underlying notional amount at value $28,971,589)	194	$(83,566)

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

89

PROFUNDS Semiconductor UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.2%)
	Shares	Value
Actel Corp.*	1,302	$24,087
Advanced Micro Devices, Inc.*	18,879	300,176
Agere Systems, Inc.*	43,617	100,319
Agere Systems, Inc.—Class B*	49,476	106,373
Altera Corp.*	20,181	448,422
Amkor Technology, Inc.*	5,208	42,601
Analog Devices, Inc.	20,181	950,121
Applied Materials, Inc.*	91,140	1,788,167
Applied Micro Circuits Corp.*	16,926	90,046
Asyst Technologies, Inc.*	2,604	26,925
Atmel Corp.*	24,087	142,595
ATMI, Inc.*	1,953	53,336
Axcelis Technologies, Inc.*	5,208	64,788
Broadcom Corp.—Class A*	13,671	639,393
Brooks Automation, Inc.*	2,604	52,471
Cirrus Logic, Inc.*	4,557	27,388
Cohu, Inc.	1,302	24,790
Conexant Systems, Inc.*	25,388	109,930
Credence Systems Corp.*	3,906	53,903
Cree Research, Inc.*	3,906	90,932
Cymer, Inc.*	1,953	73,120
Cypress Semiconductor Corp.*	6,510	92,377
DSP Group, Inc.*	1,302	35,466
DuPont Photomasks, Inc.*	651	13,235
ESS Technology, Inc.*	1,953	20,917
Exar Corp.*	1,953	28,631
Fairchild Semiconductor International, Inc.*	5,208	85,255
Integrated Device Technology, Inc.*	5,859	81,089
Intel Corp.	350,889	9,684,535
Interdigital Communications Corp.*	3,255	61,227
International Rectifier Corp.*	3,906	161,787
Intersil Corp.—Class A	7,812	169,208
KLA-Tencor Corp.*	10,416	514,342
Kopin Corp.*	3,906	19,960
Kulicke & Soffa Industries, Inc.*	2,604	28,540
Lam Research Corp.*	7,161	191,915
Lattice Semiconductor Corp.*	5,859	41,072
Linear Technology Corp.	16,926	668,069
LSI Logic Corp.*	20,832	158,740
LTX Corp.*	3,255	35,187
M-Systems Flash Disk Pioneers, Ltd.*	1,953	29,119
Marvell Technology Group, Ltd.*	10,416	278,107
Maxim Integrated Products, Inc.	17,577	921,386
Micrel, Inc.*	3,906	47,458
Microchip Technology, Inc.	11,067	349,053
Micron Technology, Inc.*	33,201	508,307
Mykrolis Corp.*	1,953	34,021
National Semiconductor Corp.*	19,530	429,465
Novellus Systems, Inc.*	7,812	245,609
NVIDIA Corp.*	8,463	173,492

Common Stocks, continued
	Shares	Value
OmniVision Technologies, Inc.*	3,255	$51,917
Photronics, Inc.*	1,302	24,660
PMC-Sierra, Inc.*	9,765	140,128
Power Integrations, Inc.*	1,953	48,630
Rambus, Inc.*	5,208	92,546
RF Micro Devices, Inc.*	9,765	73,237
Sandisk Corp.*	8,463	183,563
Semtech Corp.*	3,906	91,947
Silicon Image, Inc.*	3,906	51,286
Silicon Laboratories, Inc.*	1,953	90,522
Silicon Storage Technology, Inc.*	4,557	46,937
Skyworks Solutions, Inc.*	7,812	68,199
Teradyne, Inc.*	10,416	236,443
Texas Instruments, Inc.	93,744	2,266,729
Transmeta Corp.*	8,463	18,534
TriQuint Semiconductor, Inc.*	6,510	35,545
Ultratech Stepper, Inc.*	1,302	21,197
Varian Semiconductor Equipment Associates, Inc.*	1,953	75,308
Vitesse Semiconductor Corp.*	11,718	57,184
Xilinx, Inc.	18,879	628,859
Zoran Corp.*	2,604	47,783

TOTAL COMMON STOCKS (Cost $19,371,378)		24,668,606

U.S. Government Agency Obligations (24.9%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04,	$8,193,000	8,193,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,193,000)		8,193,000

TOTAL INVESTMENT SECURITIES (Cost $27,564,378)—100.1%		32,861,606
Net other assets (liabilities)—(0.1%)		(20,760)

NET ASSETS—100.0%		$32,840,846

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Sector Index expiring 08/24/04 (Underlying notional amount at value $24,728,789)	622	$(67,146)

*	Non-income producing security

See accompanying notes to the financial statements.

90

PROFUNDS Technology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.1%)
	Shares	Value
3Com Corp.*	2,448	$15,300
ADC Telecommunications, Inc.*	4,488	12,746
Adobe Systems, Inc.	1,020	47,430
Advanced Micro Devices, Inc.*	2,040	32,436
Affiliated Computer Services, Inc.— Class A*	408	21,600
Agere Systems, Inc.*	7,344	16,891
Altera Corp.*	1,428	31,730
Amdocs, Ltd.*	816	19,119
American Tower Corp.*	1,020	15,504
Analog Devices, Inc.	1,632	76,835
Andrew Corp.*	1,224	24,492
Apple Computer, Inc.*	1,836	59,743
Applied Materials, Inc.*	7,140	140,087
Atmel Corp.*	4,080	24,154
Autodesk, Inc.	612	26,200
Avaya, Inc.*	2,244	35,433
BEA Systems, Inc.*	1,632	13,415
BMC Software, Inc.*	1,428	26,418
Broadcom Corp.—Class A*	1,020	47,705
Cadence Design Systems, Inc.*	1,428	20,892
Check Point Software Technologies, Ltd.*	1,428	38,542
CIENA Corp.*	2,448	9,107
Cisco Systems, Inc.*	28,764	681,706
Citrix Systems, Inc.*	816	16,614
Cognizant Technology Solutions Corp.*	816	20,735
Computer Associates International, Inc.	2,244	62,967
Computer Sciences Corp.*	816	37,887
Compuware Corp.*	2,244	14,810
Comverse Technology, Inc.*	1,020	20,339
Conexant Systems, Inc.*	3,672	15,900
Corning, Inc.*	7,344	95,913
Crown Castle International Corp.*	1,428	21,063
Cypress Semiconductor Corp.*	1,020	14,474
Dell, Inc.*	9,588	343,442
Electronic Data Systems Corp.	1,632	31,253
EMC Corp.*	11,016	125,582
Fairchild Semiconductor International, Inc.*	1,428	23,376
Harris Corp.	612	31,059
Hewlett-Packard Co.	11,220	236,742
Intel Corp.	27,540	760,103
International Business Machines Corp.	6,936	611,408
International Rectifier Corp.*	612	25,349
Intersil Corp.—Class A	816	17,675
Intuit, Inc.*	816	31,481
JDS Uniphase Corp.*	8,160	30,926
Juniper Networks, Inc.*	2,244	55,135
KLA-Tencor Corp.*	816	40,294
Lam Research Corp.*	612	16,402
Level 3 Communications, Inc.*	3,876	13,760
Lexmark International Group, Inc.*	612	59,076
Linear Technology Corp.	1,224	48,311
LSI Logic Corp.*	2,856	21,763
Lucent Technologies, Inc.*	19,176	72,485
Marvell Technology Group, Ltd.*	1,224	32,681
Maxim Integrated Products, Inc.	1,428	74,856
Maxtor Corp.*	2,040	13,525
Mercury Interactive Corp.*	612	30,496
Microchip Technology, Inc.	1,020	32,171
Micron Technology, Inc.*	3,060	46,849
Microsoft Corp.	42,024	1,200,205
Motorola, Inc.	10,404	189,873
National Semiconductor Corp.*	1,632	35,888
NCR Corp.*	408	20,233
Network Appliance, Inc.*	1,632	35,137

Common Stocks, continued
	Shares	Value
Network Associates, Inc.*	816	$14,794
Novell, Inc.*	1,632	13,692
Novellus Systems, Inc.*	816	25,655
NVIDIA Corp.*	816	16,728
Oracle Corp.*	16,320	194,698
PeopleSoft, Inc.*	1,224	22,644
Pitney Bowes, Inc.	612	27,081
PMC-Sierra, Inc.*	1,428	20,492
QLogic Corp.*	612	16,273
Qualcomm, Inc.	3,468	253,094
Rambus, Inc.*	408	7,250
Red Hat, Inc.*	816	18,744
Sandisk Corp.*	816	17,699
Scientific-Atlanta, Inc.	1,020	35,190
Seagate Technology Common	612	8,831
Siebel Systems, Inc.*	2,652	28,323
Storage Technology Corp.*	612	17,748
Sun Microsystems, Inc.*	15,708	68,173
SunGard Data Systems, Inc.*	1,428	37,128
Symantec Corp.*	1,632	71,449
Synopsys, Inc.*	816	23,199
Tellabs, Inc.*	2,448	21,396
Teradyne, Inc.*	1,020	23,154
Texas Instruments, Inc.	7,344	177,577
Unisys Corp.*	816	11,326
UTStarcom, Inc.*	408	12,342
VeriSign, Inc.*	1,836	36,536
Veritas Software Corp.*	2,040	56,508
WebMD Corp.*	2,040	19,013
Western Digital Corp.*	1,632	14,133
Xerox Corp.*	3,876	56,202
Xilinx, Inc.	1,428	47,567
Yahoo!, Inc.*	5,304	192,694
Zebra Technologies Corp.*	407	35,408

TOTAL COMMON STOCKS (Cost $6,150,241)		7,708,465

U.S. Government Agency Obligations (25.0%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$2,565,000	2,565,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,565,000)		2,565,000

TOTAL INVESTMENT SECURITIES (Cost $8,715,241)—100.1%		10,273,465
Net other assets (liabilites)—(0.1)%		(14,980)

NET ASSETS—100.0%		$10,258,485

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 07/24/04 (Underlying notional amount at value $7,706,822)	204	$42,288

*	Non-income producing security

See accompanying notes to the financial statements.

91

PROFUNDS Telecommunications UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.0%)
	Shares	Value
Alltel Corp.	1,392	$70,463
AT&T Corp.	3,600	52,668
AT&T Wireless Services, Inc.*	10,272	147,095
BellSouth Corp.	8,352	218,989
CenturyTel, Inc.	576	17,303
Cincinnati Bell, Inc.*	1,104	4,902
Citizens Communications Co.*	1,296	15,682
IDT Corp.*	48	865
IDT Corp.—Class B*	192	3,540
Level 3 Communications, Inc.*	2,832	10,054
Nextel Communications, Inc.—Class A*	4,896	130,527
Nextel Partners, Inc.—Class A*	192	3,057
NII Holdings, Inc.—Class B*	288	9,703
Qwest Communications International, Inc.*	6,672	23,952
SBC Communications, Inc.	15,120	366,660
Sprint Corp. (FON Group)	5,376	94,618
Telephone & Data Systems, Inc.	240	17,088
US Cellular Corp.*	48	1,850
Verizon Communications, Inc.	12,624	456,863
Western Wireless Corp.—Class A*	336	9,714
Wireless Facilities, Inc.*	240	2,359

TOTAL COMMON STOCKS (Cost $1,378,677)		1,657,952

*	Non-income producing security

U.S. Government Agency Obligations (21.0%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$465,000	$465,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $465,000)		465,000

TOTAL INVESTMENT SECURITIES (Cost $1,843,677)—96.0%		2,122,952
Net other assets (liabilities)—4.0%		89,335

NET ASSETS—100.0%		$2,212,287

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 09/24/04 (Underlying notional amount at value $1,657,092)	48	$5,925

See accompanying notes to the financial statements.

92

PROFUNDS Utilities UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (74.8%)
	Shares	Value
AES Corp.*	8,184	$81,267
AGL Resources, Inc.	806	23,414
Allegheny Energy, Inc.*	1,736	26,752
Alliant Energy Corp.	1,488	38,807
Ameren Corp.	2,480	106,541
American Electric Power, Inc.	5,394	172,608
Aqua America, Inc.	1,240	24,862
Aquilla, Inc.*	2,666	9,491
Atmos Energy Corp.	682	17,452
Avista Corp.	620	11,420
Black Hills Corp.	434	13,671
Calpine Corp.*	5,642	24,373
CenterPoint Energy, Inc.	3,658	42,067
Cinergy Corp.	2,294	87,172
CLECO Corp.	620	11,148
CMS Energy Corp.*	2,232	20,378
Consolidated Edison, Inc.	3,286	130,651
Constellation Energy Group, Inc.	2,294	86,943
Dominion Resources, Inc.	4,464	281,588
DPL, Inc.	1,302	25,285
DTE Energy Co.	2,356	95,512
Duke Energy Corp.	12,462	252,854
Duquesne Light Holdings, Inc.	1,054	20,353
Dynegy, Inc.—Class A*	3,844	16,375
Edison International	4,092	104,632
El Paso Electric Co.*	620	9,573
Energen Corp.	434	20,828
Energy East Corp.	1,984	48,112
Entergy Corp.	3,100	173,631
Equitable Resources, Inc.	868	44,885
Exelon Corp.	8,990	299,276
FirstEnergy Corp.	4,464	166,998
FPL Group, Inc.	2,294	146,701
Great Plains Energy, Inc.	992	29,462
Hawaiian Electric Industries, Inc.	1,116	29,128
IDACORP, Inc.	496	13,392
KeySpan Corp.	2,170	79,639
MDU Resources Group, Inc.	1,488	35,757
National Fuel Gas Co.	1,054	26,350
New Jersey Resources Corp.	372	15,468
NICOR, Inc.	620	21,061
NiSource, Inc.	3,596	74,150
Northeast Utilities System	1,736	33,800
Northwest Natural Gas Co.	372	11,346
NRG Energy, Inc.*	1,116	27,677
NSTAR	744	35,623
NUI Corp.	248	3,621
OGE Energy Corp.	1,178	30,004
ONEOK, Inc.	1,302	28,631
Peoples Energy Corp.	496	20,906
Pepco Holdings, Inc.	2,356	43,068
PG&E Corp.*	5,084	142,047
Piedmont Natural Gas Company, Inc.	496	21,179
Pinnacle West Capital Corp.	1,240	50,084

Common Stocks, continued
	Shares	Value
PNM Resources, Inc.	806	$16,741
PPL Corp.	2,418	110,986
Progress Energy, Inc.	3,348	147,479
Public Service Enterprise Group, Inc.	3,224	129,057
Puget Energy, Inc.	1,364	29,885
Questar Corp.	1,116	43,122
Reliant Resources, Inc.*	3,782	40,959
SCANA Corp.	1,364	49,609
Sempra Energy	2,728	93,925
Sierra Pacific Resources*	1,612	12,429
Southern Co.	10,044	292,782
Southern Union Co.*	744	15,684
TECO Energy, Inc.	2,542	30,479
Texas Genco Holdings, Inc.	186	8,387
TXU Corp.	4,402	178,325
UGI Corp.	682	21,892
Unisource Energy Corp.	434	10,785
Vectren Corp.	1,054	26,445
Westar Energy, Inc.	1,178	23,454
WGL Holdings, Inc.	682	19,587
Wisconsin Energy Corp.	1,612	52,567
WPS Resources Corp.	496	22,990
Xcel Energy, Inc.	5,456	91,170

TOTAL COMMON STOCKS (Cost $4,217,629)		4,876,752

U.S. Government Agency Obligations (25.9%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$1,686,000	1,686,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,686,000)		1,686,000

TOTAL INVESTMENT SECURITIES (Cost $5,903,629)—100.7%		6,562,752
Net other assets (liabilities)—(0.7)%		(46,845)

NET ASSETS—100.0%		$6,515,907

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 08/24/04 (Underlying notional amount at value $4,893,166)	62	$(6,320)

*	Non-income producing security

See accompanying notes to the financial statements.

93

PROFUNDS Wireless Communications UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks (75.1%)
	Shares	Value
Alltel Corp.	108,667	$5,500,724
AT&T Wireless Services, Inc.*	796,034	11,399,207
Nextel Communications, Inc.—Class A*	378,727	10,096,862
Nextel Partners, Inc.—Class A*	14,146	225,204
NII Holdings, Inc.—Class B*	20,576	693,205
Telephone & Data Systems, Inc.	18,004	1,281,885
US Cellular Corp.*	5,144	198,301
Western Wireless Corp.—Class A*	24,434	706,387
Wireless Facilities, Inc.*	19,290	189,621

TOTAL COMMON STOCKS (Cost $25,520,702)		30,291,396

U.S. Government Agency Obligations (24.6%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$9,949,000	9,949,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,949,000)		9,949,000

TOTAL INVESTMENT SECURITIES (Cost $35,469,702)—99.7%		40,240,396
Net other assets (liabilities)—0.3%		127,150

NET ASSETS—100.0%		$40,367,546

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Wireless Communications Index expiring 08/24/04 (Underlying notional amount at value $30,302,292)	708	$9,418

*	Non-income producing security

See accompanying notes to the financial statements.

94

PROFUNDS U.S. Government Plus ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (12.7%)
	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$6,944,000	$6,944,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,944,000)		6,944,000

U.S. Treasury Obligations (77.5%)
U.S. Treasury Bonds, 5.375%, 02/15/31	41,960,000	42,405,825

Total U.S. Treasury Obligations (Cost $41,938,044)		42,405,825

TOTAL INVESTMENT SECURITIES (Cost $48,882,044)—90.2%		49,349,825
Net other assets (liabilities)—9.8%		5,352,796

NET ASSETS—100.0%		$54,702,621

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $2,132,500)	20	$565
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/28/04 (Underlying notional amount at value $24,086,226)	23,833,000	$361,096

See accompanying notes to the financial statements.

95

PROFUNDS Rising Rates Opportunity ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (102.9%)
	Principal Amount	Value
Federal National Mortgage Association, 0.90%, 07/01/04	$8,863,000	$8,863,000
Federal Home Loan Bank, 0.90%, 07/01/04	680,183,000	680,183,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	16,674,000	16,674,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $705,720,000)		705,720,000

Options Purchased(NM)
	Contracts
30-Year U.S. Treasury Bond Futures Call Option expiring Dec 2004 @ $130	1,000	11,543
30-Year U.S. Treasury Bond Futures Call Option expiring Sep 2004 @ $128	200	1442
30-Year U.S. Treasury Bond Futures Call Option expiring Sep 2004 @ $130	300	2,162

TOTAL OPTIONS PURCHASED (Cost $25,377)		15,147

TOTAL INVESTMENT SECURITIES (Cost $705,745,377)—102.9%		705,735,147
Net other assets (liabilities)—(2.9)%		(19,903,602)

NET ASSETS—100.0%		$685,831,545

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $34,013,375)	319	$(569,113)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 07/28/04 (Underlying notional amount at value $828,086,923)	(819,381,000)	$(14,067,042)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

96

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97

PROFUNDS

June 30, 2004

(Unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Investment securities, at cost	$227,148,157	$82,237,497	$137,679,064	$108,219,421

Investment securities, at value	238,782,207	94,780,986	138,698,893	124,314,138
Cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	3,412,879	1,498,500	3,074,260	804,000
Segregated cash balances with custodian for swap agreements	—	—	42	—
Dividends and interest receivable	151,483	39,352	32,624	2,197
Receivable for investments sold	—	1,500,682	27,403	—
Receivable for capital shares issued	2,700,254	1,428,275	7,819,972	3,197,528
Unrealized appreciation on swap agreements	—	—	5,813	—
Variation margin on futures contracts	173,810	173,625	132,584	43,133
Prepaid expenses	23,286	10,246	13,539	27,215

Total Assets	245,243,919	99,431,666	149,805,130	128,388,211

Liabilities:
Cash overdraft	155,351	179,714	227,729	41,006
Payable for investments purchased	385,060	2,551,614	5,272,364	2,694,099
Payable for capital shares redeemed	309,897	937,464	229,633	305,756
Unrealized depreciation on swap agreements	—	—	26,824	—
Advisory fees payable	101,149	52,762	47,419	55,802
Management services fees payable	20,230	10,552	9,484	11,958
Administration fees payable	4,337	2,262	2,025	2,559
Distribution and service fees payable—Service Class	26,972	1,897	16,728	16,035
Other accrued expenses	103,088	127,760	118,078	95,579

Total Liabilities	1,106,084	3,864,025	5,950,284	3,222,794

Net Assets	$244,137,835	$95,567,641	$143,854,846	$125,165,417

Net Assets consist of:
Capital	$271,274,910	$81,815,446	$129,601,054	$112,503,182
Accumulated net investment income (loss)	(26,504)	(293,677)	(638,242)	(803,028)
Accumulated net realized gains (losses) on investments	(38,990,426)	1,087,691	12,079,891	(2,717,648)
Net unrealized appreciation (depreciation) on investments	11,879,855	12,958,181	2,812,143	16,182,911

Net Assets	$244,137,835	$95,567,641	$143,854,846	$125,165,417

Investor Class:
Net Assets	$174,916,987	$92,775,051	$86,071,292	$72,113,587
Shares of Beneficial Interest Outstanding	3,384,072	2,675,934	2,483,793	1,229,284
Net Asset Value (offering and redemption price per share)	$51.69	$34.67	$34.65	$58.66

Service Class:
Net Assets	$69,220,848	$2,792,590	$57,783,554	$53,051,830
Shares of Beneficial Interest Outstanding	1,417,929	82,283	1,719,569	939,713
Net Asset Value (offering and redemption price per share)	$48.82	$33.94	$33.60	$56.46

See accompanying notes to the financial statements.

98

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$60,099,773	$14,961,044	$50,006,594	$10,497,706	$99,507,315	$71,588,895

63,259,495	16,552,277	55,275,023	12,631,621	112,158,823	79,171,422
3,691	—	1,616	1,212	1,424	2,038
7,634	7,634	7,604	7,604	7,774	7,774
—	—	—	—	—	—
43,496	44,298	41,152	5,421	61,141	28,305
—	—	—	—	128,435	178,200
731,667	1,157,091	4,043,553	406,573	18,274,680	2,133,447
—	—	—	—	—	—
475	475	940	940	440	440
7,361	8,695	11,357	8,600	10,852	9,001

64,053,819	17,770,470	59,381,245	13,061,971	130,643,569	81,530,627

—	6,372	—	—	—	—
23,196	1,202,571	4,010,819	316,508	18,017,430	1,954,854
450,628	20,060	24,068	—	341,357	29,165
—	—	—	—	—	—
28,807	21,011	28,258	9,938	48,762	30,743
5,762	4,202	5,652	1,988	9,753	6,149
1,112	894	1,212	426	2,093	1,315
14,987	4,186	9,144	7,904	18,522	11,803
55,709	47,302	89,259	15,273	84,228	74,700

580,201	1,306,598	4,168,412	352,037	18,522,145	2,108,729

$63,473,618	$16,463,872	$55,212,833	$12,709,934	$112,121,424	$79,421,898

$70,033,701	$15,878,551	$42,538,577	$14,001,912	$98,491,901	$76,249,407
(21,146)	(70,424)	46,550	(114,405)	(341,654)	(258,539)
(9,699,646)	(936,475)	7,356,495	(3,314,270)	1,314,797	(4,156,369)
3,160,709	1,592,220	5,271,211	2,136,697	12,656,380	7,587,399

$63,473,618	$16,463,872	$55,212,833	$12,709,934	$112,121,424	$79,421,898

$38,522,504	$13,399,873	$39,763,434	$6,781,693	$76,218,350	$56,692,338
958,619	363,497	1,126,548	215,652	2,118,724	1,715,482
$40.19	$36.86	$35.30	$31.45	$35.97	$33.05

$24,951,114	$3,063,999	$15,449,399	$5,928,241	$35,903,074	$22,729,560
628,958	84,295	449,297	193,610	1,027,357	704,294
$39.67	$36.35	$34.39	$30.62	$34.95	$32.27

See accompanying notes to the financial statements.

99

PROFUNDS

June 30, 2004

(Unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Assets:
Investment securities, at cost	$37,543,202	$155,144,362	$118,144,032	$218,078,021

Investment securities, at value	39,970,743	182,425,173	126,832,456	219,428,209
Cash	66,391	—	—	—
Segregated cash balances with brokers for futures contracts	177,660	498,043	6,040,168	9,984,398
Segregated cash balances with custodian for swap agreements	—	102	267	644
Dividends and interest receivable	43,515	134,420	39,278	56,748
Receivable for investments sold	—	—	1,587,931	93,746
Receivable for capital shares issued	596,440	26,848,461	14,294,404	14,771,338
Unrealized appreciation on swap agreements	—	127,563	244,796	925,266
Variation margin on futures contracts	7,650	472,896	706,100	428,652
Prepaid expenses	11,919	17,270	11,296	16,250

Total Assets	40,874,318	210,523,928	149,756,696	245,705,251

Liabilities:
Cash overdraft	—	412,761	747,586	792,196
Payable for investments purchased	—	27,726,026	24,863,766	9,226,638
Payable for capital shares redeemed	464,348	2,941,881	464,483	3,418,705
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	25,946	89,419	61,043	122,684
Management services fees payable	5,189	17,884	12,209	24,537
Administration fees payable	1,112	3,837	2,619	5,268
Distribution and service fees payable—Service Class	5,165	9,478	10,320	19,435
Other accrued expenses	53,953	138,207	108,705	204,431

Total Liabilities	555,713	31,339,493	26,270,731	13,813,894

Net Assets	$40,318,605	$179,184,435	$123,485,965	$231,891,357

Net Assets consist of:
Capital	$41,487,375	$290,439,960	$156,568,472	$244,347,758
Accumulated net investment income (loss)	(11,400)	(24,984)	(329,359)	(586,591)
Accumulated net realized gains (losses) on investments	(3,599,114)	(139,402,959)	(43,116,826)	(20,929,184)
Net unrealized appreciation (depreciation) on investments	2,441,744	28,172,418	10,363,678	9,059,374

Net Assets	$40,318,605	$179,184,435	$123,485,965	$231,891,357

Investor Class:
Net Assets	$38,447,568	$165,858,227	$113,319,164	$208,322,104
Shares of Beneficial Interest Outstanding	2,803,699	3,322,207	3,602,839	9,768,679
Net Asset Value (offering and redemption price per share)	$13.71	$ 49.92	$31.45	$21.33

Service Class:
Net Assets	$1,871,037	$ 13,326,208	$10,166,801	$23,569,253
Shares of Beneficial Interest Outstanding	131,917	282,055	336,761	1,153,384
Net Asset Value (offering and redemption price per share)	$14.18	$ 47.25	$30.19	$20.43

See accompanying notes to the financial statements.

100

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$60,077,221	$ 294,040,920	$77,215,575	$39,177,380	$50,389,535	$18,917,900

63,319,248	429,429,417	80,125,750	39,175,490	50,388,323	18,916,540
—	—	—	118,933	67,014	—
2,620,841	32,923,296	527,233	2,182,296	582,521	101,281
67	467	—	56	238	388
53,762	8,091	—	—	—	—
—	—	—	—	—	—
4,460,456	15,764,582	1,558,839	233,548	14,091	29,248,499
149,923	3,222,696	—	—	—	—
118,466	1,720,096	445,233	—	—	2,135
18,225	16,345	13,806	19,658	21,670	19,294

70,740,988	483,084,990	82,670,861	41,729,981	51,073,857	48,288,137

142,498	1,702,788	344,198	—	—	2,496
—	10,102,873	—	—	—	—
5,144,481	4,525,786	1,882,713	147,396	194,343	1,324,767
—	—	—	49,365	271,701	240,471
—	—	—	124,705	33,157	—
34,577	259,813	49,640	27,351	44,151	28,403
6,915	51,963	8,273	5,470	8,830	5,680
1,484	11,163	1,780	1,172	1,890	1,214
9,418	22,184	2,972	3,749	9,018	13,109
44,905	449,529	100,549	39,238	66,631	36,087

5,384,278	17,126,099	2,390,125	398,446	629,721	1,652,227

$65,356,710	$ 465,958,891	$80,280,736	$41,331,535	$50,444,136	$46,635,910

$61,299,831	$2,137,568,736	$94,990,568	$63,977,385	$86,509,110	$67,236,596
(24,451)	(2,400,115)	(469,098)	(137,926)	(288,895)	(127,485)
217,434	(1,814,652,481)	(19,743,994)	(22,259,351)	(34,967,931)	(20,231,251)
3,863,896	145,442,751	5,503,260	(248,573)	(808,148)	(241,950)

$65,356,710	$ 465,958,891	$80,280,736	$41,331,535	$50,444,136	$46,635,910

$45,914,977	$ 437,146,963	$75,820,880	$37,296,927	$47,345,793	$42,628,705
1,477,145	19,237,697	2,034,368	1,133,820	2,108,714	2,118,679
$31.08	$ 22.72	$ 37.27	$ 32.89	$ 22.45	$ 20.12

$19,441,733	$ 28,811,928	$ 4,459,856	$ 4,034,608	$ 3,098,343	$ 4,007,205
634,760	1,334,421	122,790	127,537	140,478	203,221
$30.63	$ 21.59	$ 36.32	$ 31.62	$ 22.06	$ 19.72

See accompanying notes to the financial statements.

101

PROFUNDS

June 30, 2004

(Unaudited)

Statements of Assets and Liabilities, continued

	UltraBear ProFund	UltraShort Mid- Cap ProFund	UltraShort Small- Cap ProFund	UltraShort OTC ProFund
Assets:
Investment securities, at cost	$ 94,723,600	$4,787,180	$26,612,859	$180,555,699

Investment securities, at value	94,712,800	4,786,560	26,611,360	180,551,620
Cash	546,029	3,677	—	321,642
Segregated cash balances with brokers for futures contracts	10,474,928	17,164	67,791	5,270,700
Segregated cash balances with custodian for swap agreements	200	89	311	1,000
Dividends and interest receivable	—	—	—	—
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	1,208,420	8,500	475,976	8,199,230
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	7,329	—
Receivable from Advisor	—	—	—	—
Prepaid expenses	19,650	15,832	13,771	22,352

Total Assets	106,962,027	4,831,822	27,176,538	194,366,544

Liabilities:
Cash overdraft	—	—	4,101	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	752,822	140,222	582,010	3,880,741
Unrealized depreciation on swap agreements	307,646	56,204	375,324	3,915,925
Variation margin on futures contracts	598,798	2,686	—	322,550
Advisory fees payable	75,352	5,643	24,172	119,345
Management services fees payable	15,070	1,129	4,834	23,869
Administration fees payable	3,226	121	516	5,103
Distribution and service fees payable—Service Class	8,258	654	1,435	6,432
Other accrued expenses	118,718	8,458	63,350	177,787

Total Liabilities	1,879,890	215,117	1,055,742	8,451,752

Net Assets	$105,082,137	$4,616,705	$26,120,796	$185,914,792

Net Assets consist of:
Capital	$213,542,281	$6,447,274	$39,977,886	$461,866,640
Accumulated net investment income (loss)	(363,384)	(28,328)	(124,442)	(477,985)
Accumulated net realized gains (losses) on investments	(106,903,630)	(1,745,417)	(13,316,661)	(270,164,258)
Net unrealized appreciation (depreciation) on investments	(1,193,130)	(56,824)	(415,987)	(5,309,605)

Net Assets	$105,082,137	$4,616,705	$26,120,796	$185,914,792

Investor Class:
Net Assets	$ 95,962,279	$3,950,395	$24,452,748	$178,922,507
Shares of Beneficial Interest Outstanding	4,446,028	147,032	888,040	9,567,405
Net Asset Value (offering and redemption price per share)	$ 21.58	$ 26.87	$ 27.54	$ 18.70

Service Class:
Net Assets	$ 9,119,858	$ 666,310	$ 1,668,048	$ 6,992,285
Shares of Beneficial Interest Outstanding	421,779	24,930	60,811	358,630
Net Asset Value (offering and redemption price per share)	$ 21.62	$ 26.73	$ 27.43	$ 19.50

See accompanying notes to the financial statements.

102

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Cyclical UltraSector ProFund	Consumer Non- Cyclical UltraSector ProFund	Energy UltraSector ProFund

$27,103,379	$13,562,298	$11,274,203	$466,008	$3,584,631	$34,688,150

27,308,413	14,483,552	14,313,276	482,263	3,797,436	38,564,153
2,692	1,053	5,506	935	132	1,049
—	—	—	—	—	—
48	16	47	1	7	69
27,507	9,666	455	157	35,954	8,904
531	—	—	—	—	302,480
42,374	1,471,875	501,207	9,302	27,437	332,545
—	143,416	232,866	—	11,854	—
—	—	—	—	—	—
—	—	—	1,815	—	—
7,251	18,672	10,872	23,072	16,821	18,870

27,388,816	16,128,250	15,064,229	517,545	3,889,641	39,228,070

—	—	—	—	—	—
—	1,086,551	404,959	—	—	2,148
100,633	117,378	76,872	10,231	68,621	818,340
121,230	—	—	2,934	—	305,130
—	—	—	—	—	—
15,804	4,331	9,037	—	6,485	16,784
3,161	866	1,807	—	1,297	3,357
706	186	388	7	141	721
2,287	706	1,313	4	509	5,732
21,977	17,101	38,808	—	8,366	68,022

265,798	1,227,119	533,184	13,176	85,419	1,220,234

$27,123,018	$14,901,131	$14,531,045	$504,369	$3,804,222	$38,007,836

$27,363,289	$18,253,589	$28,720,509	$671,758	$4,002,331	$38,640,334
22,051	(29,510)	(174,026)	(6,032)	20,792	(76,480)
(346,126)	(4,387,618)	(17,287,377)	(174,678)	(443,560)	(4,126,891)
83,804	1,064,670	3,271,939	13,321	224,659	3,570,873

$27,123,018	$14,901,131	$14,531,045	$504,369	$3,804,222	$38,007,836

$24,210,558	$13,814,476	$13,580,937	$496,927	$3,234,344	$30,238,636
706,096	424,634	321,525	16,694	97,320	1,622,592
$34.29	$32.53	$ 42.24	$ 29.77	$33.23	$18.63

$2,912,460	$1,086,655	$ 950,108	$ 7,442	$569,878	$7,769,200
82,476	33,640	23,349	251	17,211	433,264
$35.31	$32.29	$ 40.69	$ 29.68	$33.11	$17.93

See accompanying notes to the financial statements.

103

PROFUNDS

June 30, 2004

(Unaudited)

Statements of Assets and Liabilities, continued

	Financial UltraSector ProFund	Healthcare UltraSector ProFund	Industrial UltraSector ProFund	Internet UltraSector ProFund
Assets:
Investment securities, at cost	$ 8,487,101	$ 8,465,884	$ 89,639,446	$53,733,380

Investment securities, at value	9,484,437	9,093,165	90,531,426	66,526,993
Cash	4,791	1,466	834	5,249
Segregated cash balances with custodian for swap agreements	31	31	124	211
Dividends and interest receivable	8,389	8,706	60,342	—
Receivable for capital shares issued	260,608	678,074	20,604,059	2,506,087
Unrealized appreciation on swap agreements	—	1,055	202,538	1,256,904
Prepaid expenses	10,952	17,394	26,061	12,256

Total Assets	9,769,208	9,799,891	111,425,384	70,307,700

Liabilities:
Payable for investments purchased	223,513	382,385	15,514,636	1,876,867
Payable for capital shares redeemed	10,676	260,834	189,391	404,755
Unrealized depreciation on swap agreements	10,533	—	—	—
Advisory fees payable	5,448	7,553	17,062	34,488
Management services fees payable	1,089	1,510	3,413	6,897
Administration fees payable	233	324	404	1,481
Distribution and service fees payable—Service Class	1,801	1,955	1,520	3,514
Other accrued expenses	26,030	19,876	28,585	86,700

Total Liabilities	279,323	674,437	15,755,011	2,414,702

Net Assets	$ 9,489,885	$ 9,125,454	$ 95,670,373	$67,892,998

Net Assets consist of:
Capital	$18,896,569	$17,016,798	$ 93,530,165	$66,521,822
Accumulated net investment income (loss)	(14,332)	(42,615)	12,665	(454,175)
Accumulated net realized gains (losses) on investments	(10,379,155)	(8,477,065)	1,033,025	(12,225,166)
Net unrealized appreciation (depreciation) on investments	986,803	628,336	1,094,518	14,050,517

Net Assets	$ 9,489,885	$ 9,125,454	$ 95,670,373	$67,892,998

Investor Class:
Net Assets	$ 7,186,176	$ 6,917,455	$ 91,595,256	$62,907,909
Shares of Beneficial Interest Outstanding	310,464	482,720	2,825,260	883,144
Net Asset Value (offering and redemption price per share)	$ 23.15	$ 14.33	$ 32.42	$ 71.23

Service Class:
Net Assets	$ 2,303,709	$ 2,207,999	$ 4,075,117	$ 4,985,089
Shares of Beneficial Interest Outstanding	103,143	160,038	126,328	73,581
Net Asset Value (offering and redemption price per share)	$ 22.34	$ 13.80	$ 32.26	$ 67.75

See accompanying notes to the financial statements.

104

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund

$ 8,856,152	$38,360,000	$35,685,536	$27,564,378	$ 8,715,241	$1,843,677

9,490,830	38,360,000	38,045,886	32,861,606	10,273,465	2,122,952
577	1,842	107	1,442	4,279	3,131
19	142	120	93	17	9
14,023	—	169,107	62	1,115	1,797
71,813	852,223	2,394,307	1,747,883	65,030	254,012
—	—	—	—	42,288	5,925
16,999	21,528	20,739	22,758	12,787	14,186

9,594,261	39,235,735	40,630,266	34,633,844	10,398,981	2,402,012

—	—	586,020	1,212,750	958	172,843
89,614	415,650	1,629,168	411,093	118,644	10,243
106,646	140,919	83,566	67,146	—	—
6,905	25,060	22,684	19,513	5,132	485
1,381	5,012	4,537	3,903	1,026	97
296	1,064	973	835	220	72
2,801	1,961	3,914	1,908	510	102
28,275	60,787	59,599	75,850	14,006	5,883

235,918	650,453	2,390,461	1,792,998	140,496	189,725

$ 9,358,343	$38,585,282	$38,239,805	$32,840,846	$10,258,485	$2,212,287

$16,956,944	$51,508,468	$52,779,019	$49,870,704	$20,212,410	$7,273,614
(10,149)	(214,740)	(523,934)	(379,825)	(97,634)	11,100
(8,116,484)	(12,567,527)	(16,292,064)	(21,880,115)	(11,456,803)	(5,357,627)
528,032	(140,919)	2,276,784	5,230,082	1,600,512	285,200

$ 9,358,343	$38,585,282	$38,239,805	$32,840,846	$10,258,485	$2,212,287

$ 6,717,045	$36,571,182	$33,054,858	$29,051,463	$ 9,617,245	$2,055,410
596,237	1,478,845	1,230,748	1,245,418	365,139	117,858
$ 11.27	$ 24.73	$ 26.86	$ 23.33	$ 26.34	$ 17.44

$ 2,641,298	$ 2,014,100	$ 5,184,947	$ 3,789,383	$ 641,240	$ 156,877
242,530	83,013	187,546	169,412	24,910	9,291
$ 10.89	$ 24.26	$ 27.65	$ 22.37	$ 25.74	$ 16.88

See accompanying notes to the financial statements.

105

PROFUNDS

June 30, 2004

(Unaudited)

Statements of Assets and Liabilities, continued

	Utilities UltraSector ProFund	Wireless Communications UltraSector ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity ProFund	Money Market ProFund
Assets:
Investment securities, at cost	$5,903,629	$35,469,702	$48,882,044	$705,745,377	$568,559,052	(a)

Investment securities, at value	6,562,752	40,240,396	49,349,825	705,735,147	568,559,052	(a)
Cash	1,155	1,696	758	323,592	—
Segregated cash balances with brokers for futures contracts	—	—	—	423,690	—
Segregated cash balances with custodian for swap agreements	20	91	89	111	—
Dividends and interest receivable	8,486	26,283	747,704	—	—
Receivable for capital shares issued	66,157	2,162,036	12,758,223	3,679,141	—
Unrealized appreciation on swap agreements	—	9,418	361,096	—	—
Variation margin on futures contracts	—	—	565	—	—
Prepaid expenses	15,239	18,167	17,075	27,203	50,132

Total Assets	6,653,809	42,458,087	63,235,335	710,188,884	568,609,184

Liabilities:
Dividends payable	—	—	997	—	101,448
Payable for investments purchased	—	329,867	5,053,125	—	—
Payable for capital shares redeemed	108,554	1,671,756	3,433,912	8,692,191	—
Unrealized depreciation on swap agreements	6,320	—	—	14,067,042	—
Variation margin on futures contracts	—	—	—	402,745	—
Advisory fees payable	4,163	17,009	15,829	438,382	—
Management services fees payable	833	3,402	4,749	87,677	193,213
Administration fees payable	179	731	1,018	18,775	12,927
Distribution and service fees payable—Service Class	2,512	2,433	3,141	53,737	42,397
Other accrued expenses	15,341	65,343	19,943	596,790	462,094

Total Liabilities	137,902	2,090,541	8,532,714	24,357,339	812,079

Net Assets	$6,515,907	$40,367,546	$54,702,621	$685,831,545	$567,797,105

Net Assets consist of:
Capital	$7,869,331	$43,732,352	$57,953,370	$691,615,640	$567,761,657
Accumulated net investment income (loss)	17,247	(207,889)	(16,859)	(1,803,152)	23,582
Accumulated net realized gains (losses) on investments	(2,023,474)	(7,937,029)	(4,063,332)	10,665,442	11,866
Net unrealized appreciation (depreciation) on investments	652,803	4,780,112	829,442	(14,646,385)	—

Net Assets	$6,515,907	$40,367,546	$54,702,621	$685,831,545	$567,797,105

Investor Class:
Net Assets	$3,274,148	$35,180,419	$50,352,566	$627,740,389	$482,405,991
Shares of Beneficial Interest Outstanding	244,530	2,368,448	1,671,910	26,553,191	482,380,323
Net Asset Value (offering and redemption price per share)	$13.39	$14.85	$30.12	$23.64	$1.00

Service Class:
Net Assets	$3,241,759	$5,187,127	$4,350,055	$58,091,156	$85,391,114
Shares of Beneficial Interest Outstanding	248,366	366,298	144,646	2,499,153	85,381,370
Net Asset Value (offering and redemption price per share)	$13.05	$14.16	$30.07	$23.24	$1.00

(a)	Investment in Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

106

This Page Intentionally Left Blank

107

PROFUNDS

For the six months ended June 30, 2004

(Unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$811,493	$447,738	$377,377	$86,452
Interest	53,914	118,789	314,293	16,569

Total Investment Income	865,407	566,527	691,670	103,021

Expenses:
Advisory fees	404,804	387,486	534,395	323,725
Management services fees	80,962	77,498	106,880	69,370
Administration fees	28,106	15,613	22,201	17,250
Distribution and service fees—Service Class	100,394	24,215	159,354	78,851
Transfer agency and administrative service fees	171,548	230,076	244,181	147,499
Registration and filing fees	19,569	16,458	21,083	22,404
Custody fees	29,296	25,365	55,776	20,905
Fund accounting fees	31,616	29,300	39,907	23,762
Other fees	32,713	28,855	34,836	25,519

Total Gross Expenses before reductions	899,008	834,866	1,218,613	729,285
Less Expenses reduced by the Advisor	(7,097)	—	—	—

Total Net Expenses	891,911	834,866	1,218,613	729,285

Net Investment Income (Loss)	(26,504)	(268,339)	(526,943)	(626,264)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,819,441	1,382,154	12,111,814	4,034,355
Net realized gains (losses) on futures contracts	449,283	1,126,217	(588,647)	1,729,682
Net realized gains (losses) on swap agreements	—	—	(5,006,152)	—
Change in net unrealized appreciation/depreciation on investments	(9,053,618)	892,516	(6,151,195)	(6,909,891)

Net Realized and Unrealized Gains (Losses) on Investments	1,215,106	3,400,887	365,820	(1,145,854)

Change in Net Assets Resulting from Operations	$1,188,602	$3,132,548	$(161,123)	$(1,772,118)

See accompanying notes to the financial statements.

108

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$278,883	$113,612	$657,811	$43,281	$637,874	$112,905
583	493	1,105	516	929	701

279,466	114,105	658,916	43,797	638,803	113,606

108,904	59,782	318,608	45,230	398,690	134,995
21,781	11,956	63,722	9,046	79,739	26,999
7,192	2,607	11,611	1,972	17,447	8,702
37,841	17,557	55,043	23,095	88,915	44,183
51,160	29,262	128,258	17,549	176,633	75,341
11,776	18,692	20,374	11,672	18,410	12,270
31,801	20,228	35,353	14,332	38,950	25,981
10,610	5,956	23,343	3,232	27,179	12,269
11,194	8,681	23,137	3,632	26,684	13,652

292,259	174,721	679,449	129,760	872,647	354,392
—	(1,730)	—	—	—	—

292,259	172,991	679,449	129,760	872,647	354,392

(12,793)	(58,886)	(20,533)	(85,963)	(233,844)	(240,786)

(1,623,856)	(704,750)	8,046,020	(1,655,341)	6,726,327	(259,060)
6,133	6,132	5,758	5,558	4,948	4,948
—	—	—	—	—	—
1,243,076	661,992	(5,891,049)	632,691	(2,970,972)	971,480

(374,647)	(36,626)	2,160,729	(1,017,092)	3,760,303	717,368

$(387,440)	$(95,512)	$2,140,196	$(1,103,055)	$3,526,459	$476,582

See accompanying notes to the financial statements.

109

PROFUNDS

For the six months ended June 30, 2004

(Unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Investment Income:
Dividends	$266,427	$1,019,656	$386,320	$609,089
Interest	4,463	83,328	101,724	356,858

Total Investment Income	270,890	1,102,984	488,044	965,947

Expenses:
Advisory fees	114,413	560,526	332,536	724,393
Management services fees	22,883	112,106	66,508	144,880
Administration fees	5,301	25,648	14,654	31,339
Distribution and service fees—Service Class	49,667	39,259	51,655	112,174
Transfer agency and administrative service fees	60,352	241,238	152,503	295,383
Registration and filing fees	17,271	25,243	20,011	23,303
Custody fees	9,591	46,452	29,667	59,498
Fund accounting fees	9,771	37,232	24,433	49,019
Other fees	9,577	40,264	24,883	44,163

Total Expenses	298,826	1,127,968	716,850	1,484,152

Net Investment Income (Loss)	(27,936)	(24,984)	(228,806)	(518,205)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,968,113	(22,492,128)	(2,387,141)	8,549,192
Net realized gains (losses) on futures contracts	(118,065)	24,266,173	(553,991)	(7,446,513)
Net realized gains (losses) on swap agreements	—	2,250,714	86,230	3,029,040
Change in net unrealized appreciation/depreciation on investments	(520,077)	394,114	5,064,341	(2,923,256)

Net Realized and Unrealized Gains (Losses) on Investments	1,329,971	4,418,873	2,209,439	1,208,463

Change in Net Assets Resulting from Operations	$1,302,035	$4,393,889	$1,980,633	$690,258

See accompanying notes to the financial statements.

110

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$291,468	$377,917	$—	$—	$—	$—
38,172	316,028	90,951	149,209	265,560	116,119

329,640	693,945	90,951	149,209	265,560	116,119

147,959	1,762,628	289,131	122,461	219,881	93,155
29,592	352,529	48,189	24,492	43,977	18,631
6,612	73,662	11,074	6,108	8,986	3,586
50,505	—	24,793	20,477	37,004	39,895
58,786	629,803	121,187	57,764	114,899	40,165
15,630	28,576	19,056	26,587	20,871	25,530
9,073	58,346	11,891	8,344	10,706	8,998
9,293	94,053	17,650	8,833	12,337	6,211
20,354	94,463	17,078	12,070	15,475	7,958

347,804	3,094,060	560,049	287,136	484,136	244,129

(18,164)	(2,400,115)	(469,098)	(137,927)	(218,576)	(128,010)

(346,654)	(4,546,822)	(162,652,575)	1,336	46,129	36,073
372,299	(3,069,045)	165,635,857	(1,262,461)	(1,869,036)	(1,589,543)
18,317	6,999,271	—	(969,412)	(3,483,863)	(4,420,332)
(302,197)	10,421,091	893,596	209,911	(589,858)	105,497

(258,235)	9,804,495	3,876,878	(2,020,626)	(5,896,628)	(5,868,305)

$(276,399)	$7,404,380	$3,407,780	$(2,158,553)	$(6,115,204)	$(5,996,315)

See accompanying notes to the financial statements.

111

PROFUNDS

For the six months ended June 30, 2004

(Unaudited)

Statements of Operations, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund(a)	UltraShort Small-Cap ProFund(a)	UltraShort OTC ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	503,096	24,207	182,587	775,003

Total Investment Income	503,096	24,207	182,587	775,003

Expenses:
Advisory fees	433,685	19,468	146,277	629,260
Management services fees	86,738	3,894	29,256	125,853
Administration fees	18,256	413	2,849	29,328
Distribution and service fees—Service Class	23,019	1,919	30,718	39,947
Transfer agency and administrative service fees	192,216	5,691	50,268	279,584
Registration and filing fees	32,817	14,985	20,381	37,522
Custody fees	18,711	3,547	9,464	27,387
Fund accounting fees	26,995	640	5,520	40,399
Other fees	34,044	1,978	12,296	43,709

Total Gross Expenses before reductions	866,481	52,535	307,029	1,252,989
Less Expenses reduced by the Advisor	—	—	—	—

Total Net Expenses	866,481	52,535	307,029	1,252,989

Net Investment Income (Loss)	(363,385)	(28,328)	(124,442)	(477,986)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	41,310	(5,645)	31,159	109,097
Net realized gains (losses) on futures contracts	(10,359,419)	(66,143)	(1,985,327)	(6,418,575)
Net realized gains (losses) on swap agreements	(4,917,967)	(1,673,629)	(11,362,493)	(20,853,310)
Change in net unrealized appreciation/depreciation on investments	4,027,006	(56,824)	(415,987)	(956,511)

Net Realized and Unrealized Gains (Losses) on Investments	(11,209,070)	(1,802,241)	(13,732,648)	(28,119,299)

Change in Net Assets Resulting from Operations	$(11,572,455)	$(1,830,569)	$(13,857,090)	$(28,597,285)

(a)	Commencement of operations is January 30, 2004.

See accompanying notes to the financial statements.

112

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Cyclical UltraSector ProFund(a)	Consumer Non- Cyclical UltraSector ProFund(a)	Energy UltraSector ProFund

$101,268	$91,945	$4,694	$1,848	$64,681	$202,369
9,143	15,935	17,077	979	5,432	34,480

110,411	107,880	21,771	2,827	70,113	236,849

29,902	51,676	56,624	3,185	17,939	113,891
5,981	10,335	11,325	637	3,588	22,779
1,611	2,311	2,335	36	301	5,662
9,109	11,143	11,576	577	2,679	33,860
14,098	22,203	33,286	174	3,033	64,710
15,548	20,016	20,073	6,824	13,916	21,477
9,198	9,764	11,410	2,178	7,322	16,617
2,934	4,032	5,041	143	696	11,381
4,000	4,228	7,127	547	2,303	14,649

92,381	135,708	158,797	14,301	51,777	305,026
(5,524)	—	—	(5,442)	(2,456)	—

86,857	135,708	158,797	8,859	49,321	305,026

23,554	(27,828)	(137,026)	(6,032)	20,792	(68,177)

(214,365)	(452,595)	(796,950)	(100,639)	(350,404)	(596,032)
—	—	—	—	—	—
(57,133)	(1,047,672)	(394,193)	(74,039)	(93,156)	1,821,117
(186,687)	(1,285,164)	850,368	13,321	224,659	520,075

(458,185)	(2,785,431)	(340,775)	(161,357)	(218,901)	1,745,160

$(434,631)	$(2,813,259)	$(477,801)	$(167,389)	$(198,109)	$1,676,983

See accompanying notes to the financial statements.

113

PROFUNDS

For the six months ended June 30, 2004

(Unaudited)

Statements of Operations, continued

	Financial UltraSector ProFund	Healthcare UltraSector ProFund	Industrial UltraSector ProFund(a)	Internet UltraSector ProFund
Investment Income:
Dividends	$116,189	$59,563	$65,793	$—
Interest	13,858	11,435	6,911	56,138

Total Investment Income	130,047	70,998	72,704	56,138

Expenses:
Advisory fees	45,603	38,299	22,322	179,251
Management services fees	9,121	7,660	4,464	35,851
Administration fees	1,717	1,556	6,045	8,830
Distribution and service fees—Service Class	14,212	11,682	2,002	18,842
Transfer agency and administrative service fees	19,502	17,376	16,342	87,434
Registration and filing fees	18,832	16,497	3,790	18,307
Custody fees	14,069	12,410	3,259	14,147
Fund accounting fees	4,102	3,111	2,635	14,931
Other fees	5,623	4,251	4,120	20,066

Total Gross Expenses before reductions	132,781	112,842	64,979	397,659
Less Expenses reduced by the Advisor	—	(1,583)	(4,940)	—

Total Net Expenses	132,781	111,259	60,039	397,659

Net Investment Income (Loss)	(2,734)	(40,261)	12,665	(341,521)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(431,028)	(567,704)	144,010	(2,657,300)
Net realized gains (losses) on swap agreements	(193,034)	(229,966)	889,015	239,577
Change in net unrealized appreciation/depreciation on investments	35,930	198,524	1,094,518	5,404,151

Net Realized and Unrealized Gains (Losses) on Investments	(588,132)	(599,146)	2,127,543	2,986,428

Change in Net Assets Resulting from Operations	$(590,866)	$(639,407)	$2,140,208	$2,644,907

(a)	Commencement of operations is January 30, 2004.

See accompanying notes to the financial statements.

114

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund

$108,512	$—	$1,189,168	$50,298	$8,154	$94,074
14,323	219,222	57,338	49,819	10,689	5,919

122,835	219,222	1,246,506	100,117	18,843	99,993

48,272	169,702	190,704	154,058	33,322	20,116
9,655	33,941	38,141	30,812	6,665	4,023
1,834	6,804	7,311	5,837	1,446	621
12,404	14,999	80,269	18,464	3,968	5,582
25,296	79,891	88,913	79,517	12,781	6,377
22,407	23,314	21,365	24,987	15,479	17,410
7,433	10,352	18,754	16,646	10,877	4,652
3,991	12,061	14,151	12,395	2,657	1,172
5,671	16,283	20,501	15,099	3,411	1,558

136,963	367,347	480,109	357,815	90,606	61,511
—	—	—	—	—	(3,628)

136,963	367,347	480,109	357,815	90,606	57,883

(14,128)	(148,125)	766,397	(257,698)	(71,763)	42,110

(132,453)	—	(6,427,104)	(2,523,572)	(520,782)	62,981
(431,663)	(21,180,131)	(4,847,535)	(4,274,265)	(340,991)	179,368
(255,216)	978,299	322,463	(3,072,492)	36,043	(204,185)

(819,332)	(20,201,832)	(10,952,176)	(9,870,329)	(825,730)	38,164

$(833,460)	$(20,349,957)	$(10,185,779)	$(10,128,027)	$(897,493)	$80,274

See accompanying notes to the financial statements.

115

PROFUNDS

For the six months ended June 30, 2004

(Unaudited)

Statements of Operations, continued

	Utilities UltraSector ProFund	Wireless Communications UltraSector ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity ProFund	Money Market ProFund
Investment Income:
Dividends	$110,226	$86,338	$—	$—	$—
Interest	9,358	37,720	425,741	2,185,455	3,594,736	(a)
Expenses	—	—	—	—	(572,257	)(a)

Total Investment Income	119,584	124,058	425,741	2,185,455	3,022,479

Expenses:
Advisory fees	31,480	120,713	54,235	1,788,251	—
Management services fees	6,296	24,143	16,271	357,654	1,112,041
Administration fees	1,200	5,702	7,700	92,885	70,273
Distribution and service fees—Service Class	13,484	16,819	13,659	192,949	231,987
Transfer agency and administrative service fees	10,851	67,764	33,480	808,141	707,328
Registration and filing fees	16,494	20,178	9,839	38,475	69,895
Custody fees	10,102	9,532	5,123	61,675	318
Fund accounting fees	2,398	11,287	5,661	109,722	5,592
Other fees	3,027	16,292	5,278	110,465	148,496

Total Expenses	95,332	292,430	151,246	3,560,217	2,345,930

Net Investment Income (Loss)	24,252	(168,372)	274,495	(1,374,762)	676,549

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	255,768	2,274,259	(1,219,047)	26,247,268	11,866	(a)
Net realized gains (losses) on futures contracts	—	—	(154,553)	(55,031)	—
Net realized gains (losses) on swap agreements	201,857	5,521,011	(733,458)	(5,428,666)	—
Change in net unrealized appreciation/depreciation on investments	(326,914)	2,877,114	768,889	(16,258,640)	—

Net Realized and Unrealized Gains (Losses) on Investments	130,711	10,672,384	(1,338,169)	4,504,931	11,866

Change in Net Assets Resulting from Operations	$154,963	$10,504,012	$(1,063,674)	$3,130,169	$688,415

(a)	Allocated from Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

116

This Page Intentionally Left Blank

117

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(26,504)	$(119,811)	$(268,339)	$(327,284)
Net realized gains (losses) on investments	10,268,724	(9,655,435)	2,508,371	1,720,308
Change in net unrealized appreciation/depreciation on investments	(9,053,618)	16,078,596	892,516	11,291,672

Change in net assets resulting from operations	1,188,602	6,303,350	3,132,548	12,684,696

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	452,002,892	900,862,646	250,893,274	213,022,945
Service Class	281,535,163	443,149,994	42,221,401	102,698,457
Dividends reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Cost of shares redeemed
Investor Class	(400,743,613)	(901,256,311)	(261,070,828)	(141,554,822)
Service Class	(226,767,517)	(437,906,879)	(44,902,780)	(98,656,061)

Change in net assets resulting from capital transactions	106,026,925	4,849,450	(12,858,933)	75,510,519

Change in net assets	107,215,527	11,152,800	(9,726,385)	88,195,215
Net Assets:
Beginning of period	136,922,308	125,769,508	105,294,026	17,098,811

End of period	$244,137,835	$136,922,308	$95,567,641	$105,294,026

Accumulated net investment income (loss)	$(26,504)	$—	$(293,677)	$(25,338)

Share Transactions:
Issued
Investor Class	8,809,916	20,687,906	7,348,120	7,291,029
Service Class	5,811,269	11,316,482	1,262,266	4,029,975
Reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Redeemed
Investor Class	(7,871,290)	(21,159,766)	(7,707,252)	(4,915,174)
Service Class	(4,677,646)	(11,271,121)	(1,350,986)	(3,892,149)

Change in shares	2,072,249	(426,499)	(447,852)	2,513,681

See accompanying notes to the financial statements.

118

Small-Cap ProFund		OTC ProFund		Large-Cap Value ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(526,943)	$(701,103)	$(626,264)	$(1,539,273)	$(12,793)	$32,342
6,517,015	32,366,826	5,764,037	13,897,679	(1,617,723)	(5,297,235)

(6,151,195)	9,209,713	(6,909,891)	21,349,578	1,243,076	2,554,453

(161,123)	40,875,436	(1,772,118)	33,707,984	(387,440)	(2,710,440)

—	—	—	—	—	(33,053)

—	(6,149,079)	—	(2,808,725)	—	—
—	(3,769,418)	—	(241,383)	—	—

—	(9,918,497)	—	(3,050,108)	—	(33,053)

459,064,049	785,665,834	753,774,988	891,384,828	111,631,045	99,461,785
629,509,010	694,261,740	266,671,135	743,016,526	71,446,537	181,359,909

—	5,562,066	—	2,724,413	—	32,885
—	3,759,893	—	226,053	—	—

(539,755,573)	(695,646,822)	(771,473,356)	(915,431,173)	(101,537,958)	(119,761,590)
(679,640,982)	(600,953,531)	(220,058,269)	(761,013,362)	(48,296,804)	(181,766,297)

(130,823,496)	192,649,180	28,914,498	(39,092,715)	33,242,820	(20,673,308)

(130,984,619)	223,606,119	27,142,380	(8,434,839)	32,855,380	(23,416,801)

274,839,465	51,233,346	98,023,037	106,457,876	30,618,238	54,035,039

$143,854,846	$274,839,465	$125,165,417	$98,023,037	$63,473,618	$30,618,238

$(638,242)	$(111,299)	$(803,028)	$(176,764)	$(21,146)	$(8,353)

13,446,105	27,794,755	13,218,363	17,946,154	2,789,395	2,819,001
18,893,275	25,816,149	4,841,202	16,281,182	1,807,046	5,524,548

—	167,734	—	47,713	—	843
—	116,369	—	4,094	—	—

(16,006,141)	(24,623,151)	(13,580,134)	(18,501,712)	(2,564,691)	(3,749,133)
(20,617,089)	(22,941,935)	(4,034,334)	(16,727,169)	(1,227,256)	(5,565,612)

(4,283,850)	6,329,921	445,097	(949,738)	804,494	(970,353)

See accompanying notes to the financial statements.

119

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(58,886)	$(164,430)	$(20,533)	$(14,120)
Net realized gains (losses) on investments	(698,618)	9,802,837	8,051,778	1,884,449
Change in net unrealized appreciation/depreciation on investments	661,992	936,964	(5,891,049)	10,920,502

Change in net assets resulting from operations	(95,512)	10,575,371	2,140,196	12,790,831

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	(9,660)
Net realized gains on investments
Investor Class	—	(97,952)	—	—
Service Class	—	(65,711)	—	—

Change in net assets resulting from distributions	—	(163,663)	—	(9,660)

Capital Transactions:
Proceeds from shares issued
Investor Class	98,819,086	87,084,595	233,286,458	224,478,516
Service Class	21,375,713	68,290,513	67,090,961	111,197,675
Dividends reinvested
Investor Class	—	95,029	—	9,301
Service Class	—	63,990	—	—
Cost of shares redeemed
Investor Class	(88,971,977)	(122,416,499)	(296,494,300)	(138,921,968)
Service Class	(20,862,439)	(67,760,166)	(63,306,855)	(107,290,028)

Change in net assets resulting from capital transactions	10,360,383	(34,642,538)	(59,423,736)	89,473,496

Change in net assets	10,264,871	(24,230,830)	(57,283,540)	102,254,667
Net Assets:
Beginning of period	6,199,001	30,429,831	112,496,373	10,241,706

End of period	$16,463,872	$6,199,001	$55,212,833	$112,496,373

Accumulated net investment income (loss)	$(70,424)	$(11,538)	$46,550	$67,083

Share Transactions:
Issued
Investor Class	2,709,595	2,841,923	6,735,732	7,670,370
Service Class	589,502	2,033,369	1,987,065	4,221,366
Reinvested
Investor Class	—	2,616	—	277
Service Class	—	1,778	—	—
Redeemed
Investor Class	(2,447,074)	(3,683,053)	(8,644,337)	(4,793,885)
Service Class	(575,252)	(2,024,171)	(1,878,807)	(4,138,253)

Change in shares	276,771	(827,538)	(1,800,347)	2,959,875

See accompanying notes to the financial statements.

120

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(85,963)	$(145,508)	$(233,844)	$(351,546)	$(240,786)	$(459,756)
(1,649,783)	336,224	6,731,275	538,303	(254,112)	4,115,706
632,691	1,013,635	(2,970,972)	15,295,936	971,480	5,383,098

(1,103,055)	1,204,351	3,526,459	15,482,693	476,582	9,039,048

—	—	—	—	—	—

—	—	—	(200,898)	—	(28,710)
—	—	—	(20,559)	—	(15,269)

—	—	—	(221,457)	—	(43,979)

75,982,044	115,486,038	286,985,805	326,102,552	296,468,073	280,364,336
37,310,202	100,421,708	112,667,352	164,100,540	65,049,305	181,078,364

—	—	—	194,808	—	28,710
—	—	—	20,417	—	15,146

(73,812,187)	(111,949,226)	(336,724,920)	(224,853,925)	(256,710,530)	(279,686,303)
(32,119,757)	(102,198,733)	(91,896,249)	(161,795,969)	(51,174,808)	(174,880,598)

7,360,302	1,759,787	(28,968,012)	103,768,423	53,632,040	6,919,655

6,257,247	2,964,138	(25,441,553)	119,029,659	54,108,622	15,914,724

6,452,687	3,488,549	137,562,977	18,533,318	25,313,276	9,398,552

$12,709,934	$6,452,687	$112,121,424	$137,562,977	$79,421,898	$25,313,276

$(114,405)	$(28,442)	$(341,654)	$(107,810)	$(258,539)	$(17,753)

2,421,520	4,183,028	8,270,374	11,480,678	9,327,727	10,964,243
1,217,821	3,934,957	3,332,306	6,203,642	2,085,375	7,244,543

—	—	—	5,791	—	963
—	—	—	622	—	506

(2,386,445)	(4,057,926)	(9,864,063)	(8,080,987)	(8,171,553)	(10,758,937)
(1,057,697)	(3,993,222)	(2,750,954)	(6,210,288)	(1,665,316)	(7,026,586)

195,199	66,837	(1,012,337)	3,399,458	1,576,233	424,732

See accompanying notes to the financial statements.

121

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(27,936)	$16,536	$(24,984)	$(255,730)
Net realized gains (losses) on investments	1,850,048	(161,612)	4,024,759	17,938,382
Change in net unrealized appreciation/depreciation on investments	(520,077)	2,576,155	394,114	21,503,294

Change in net assets resulting from operations	1,302,035	2,431,079	4,393,889	39,185,946

Distributions to Shareholders From:
Net investment income
Investor Class	—	(43,294)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(43,294)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	166,785,211	207,233,751	963,099,139	1,335,202,673
Service Class	39,194,793	89,426,476	43,170,311	236,349,597
Dividends reinvested
Investor Class	—	36,179	—	—
Service Class	—	—	—	—
Cost of shares redeemed
Investor Class	(152,523,741)	(194,325,056)	(925,496,827)	(1,313,578,697)
Service Class	(48,921,719)	(81,127,969)	(42,831,530)	(233,604,753)

Change in net assets resulting from capital transactions	4,534,544	21,243,381	37,941,093	24,368,820

Change in net assets	5,836,579	23,631,166	42,334,982	63,554,766
Net Assets:
Beginning of period	34,482,026	10,850,860	136,849,453	73,294,687

End of period	$40,318,605	$34,482,026	$179,184,435	$136,849,453

Accumulated net investment income (loss)	$(11,400)	$16,536	$(24,984)	$—

Share Transactions:
Issued
Investor Class	12,252,921	19,818,391	19,746,694	37,503,674
Service Class	2,786,923	8,224,510	925,804	7,488,292
Reinvested
Investor Class	—	2,807	—	—
Service Class	—	—	—	—
Redeemed
Investor Class	(11,251,993)	(18,886,010)	(19,029,346)	(37,035,201)
Service Class	(3,480,044)	(7,670,135)	(933,546)	(7,464,764)

Change in shares	307,807	1,489,563	709,606	492,001

See accompanying notes to the financial statements.

122

UltraMid-Cap ProFund		UltraSmall-Cap Profund		UltraDow 30 ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(228,806)	$(233,050)	$(518,205)	$(502,947)	$(18,164)	$(31,927)
(2,854,902)	8,338,663	4,131,719	35,135,907	43,962	1,702,191
5,064,341	2,546,251	(2,923,256)	12,606,238	(302,197)	3,885,914

1,980,633	10,651,864	690,258	47,239,198	(276,399)	5,556,178

—	—	—	—	—	—

—	—	—	—	—	(15,678)
—	—	—	—	—	(5,180)

—	—	—	—	—	(20,858)

529,362,147	525,693,454	1,119,271,728	1,261,404,326	243,145,615	269,745,018
35,003,710	71,606,753	97,114,918	202,247,472	28,657,617	96,483,338

—	—	—	—	—	14,742
—	—	—	—	—	5,163

(473,983,325)	(495,162,041)	(1,045,538,282)	(1,195,094,736)	(228,249,905)	(247,557,096)
(31,059,799)	(73,244,380)	(90,087,927)	(194,167,485)	(18,902,601)	(98,903,896)

59,322,733	28,893,786	80,760,437	74,389,577	24,650,726	19,787,269

61,303,366	39,545,650	81,450,695	121,628,775	24,374,327	25,322,589

62,182,599	22,636,949	150,440,662	28,811,887	40,982,383	15,659,794

$123,485,965	$62,182,599	$231,891,357	$150,440,662	$65,356,710	$40,982,383

$(329,359)	$(100,553)	$(586,591)	$(68,386)	$(24,451)	$(6,287)

17,223,047	25,586,504	53,874,991	89,025,451	7,905,543	11,036,885
1,168,263	3,885,534	4,832,403	16,186,084	935,345	4,731,165

—	—	—	—	—	471
—	—	—	—	—	167

(15,551,431)	(24,561,827)	(51,022,698)	(84,843,952)	(7,419,766)	(10,237,221)
(1,077,968)	(4,080,692)	(4,596,537)	(15,538,188)	(622,138)	(4,975,364)

1,761,911	829,519	3,088,159	4,829,395	798,984	556,103

See accompanying notes to the financial statements.

123

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraOTC ProFund		UltraJapan ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(2,400,115)	$(4,007,316)	$(469,098)	$(456,533)
Net realized gains (losses) on investments	(616,596)	86,510,482	2,983,282	(1,378,130)
Change in net unrealized appreciation/depreciation on investments	10,421,091	114,511,358	893,596	4,667,062

Change in net assets resulting from operations	7,404,380	197,014,524	3,407,780	2,832,399

Capital Transactions:
Proceeds from shares issued
Investor Class	1,779,225,639	2,200,694,315	245,063,176	319,663,698
Service Class	51,375,150	104,829,621	45,150,497	54,884,991
Cost of shares redeemed
Investor Class	(1,798,836,215)	(2,123,454,403)	(214,974,404)	(283,311,396)
Service Class	(53,015,599)	(100,964,225)	(41,501,496)	(53,876,947)

Change in net assets resulting from capital transactions	(21,251,025)	81,105,308	33,737,773	37,360,346

Change in net assets	(13,846,645)	278,119,832	37,145,553	40,192,745
Net Assets:
Beginning of period	479,805,536	201,685,704	43,135,183	2,942,438

End of period	$465,958,891	$479,805,536	$80,280,736	$43,135,183

Accumulated net investment income (loss)	$(2,400,115)	$—	$(469,098)	$—

Share Transactions:
Issued
Investor Class	82,409,301	142,721,540	7,090,031	11,937,571
Service Class	2,510,749	7,002,572	1,337,960	2,083,276
Redeemed
Investor Class	(83,746,105)	(139,554,059)	(6,421,018)	(10,705,927)
Service Class	(2,657,573)	(6,868,427)	(1,245,963)	(2,059,409)

Change in shares	(1,483,628)	3,301,626	761,010	1,255,511

See accompanying notes to the financial statements.

124

Bear ProFund		Short Small-Cap ProFund		Short OTC ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(137,927)	$(470,478)	$(218,576)	$(411,940)	$(128,010)	$(225,685)
(2,230,537)	(19,531,983)	(5,306,770)	(28,323,293)	(5,973,802)	(12,654,103)

209,911	(81,035)	(589,858)	(810,575)	105,497	(598,344)

(2,158,553)	(20,083,496)	(6,115,204)	(29,545,808)	(5,996,315)	(13,478,132)

151,705,787	539,049,776	530,879,186	1,057,795,891	261,376,721	405,372,959
42,778,444	469,898,853	135,924,876	987,691,934	645,984,492	297,299,552

(135,794,484)	(571,548,407)	(510,672,778)	(1,114,692,650)	(228,577,191)	(395,380,757)
(42,963,805)	(467,535,091)	(139,908,437)	(975,273,712)	(640,815,246)	(292,281,197)

15,725,942	(30,134,869)	16,222,847	(44,478,537)	37,968,776	15,010,557

13,567,389	(50,218,365)	10,107,643	(74,024,345)	31,972,461	1,532,425

27,764,146	77,982,511	40,336,493	114,360,838	14,663,449	13,131,024

$41,331,535	$27,764,146	$50,444,136	$40,336,493	$46,635,910	$14,663,449

$(137,926)	$1	$(288,895)	$(70,319)	$(127,485)	$525

4,516,125	12,732,604	22,485,963	35,262,926	12,388,529	14,363,988
1,321,104	11,862,973	5,882,341	30,587,248	30,841,080	9,743,320

(4,059,478)	(13,656,762)	(21,715,001)	(36,893,107)	(10,863,975)	(14,061,563)
(1,333,244)	(11,848,094)	(6,064,949)	(30,362,061)	(30,740,093)	(9,739,695)

444,507	(909,279)	588,354	(1,404,994)	1,625,541	306,050

See accompanying notes to the financial statements.

125

PROFUNDS

Statements of Changes in Net Assets (continued)

	UltraBear ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(363,385)	$(1,230,232)
Net realized gains (losses) on investments	(15,236,076)	(77,450,251)
Change in net unrealized appreciation/depreciation on investments	4,027,006	(7,413,705)

Change in net assets resulting from operations	(11,572,455)	(86,094,188)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—
Service Class	—	—
Net realized gains on investments
Investor Class	—	—
Service Class	—	—

Change in net assets resulting from distributions	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	606,214,501	1,444,437,376
Service Class	59,748,072	146,943,127
Dividends reinvested
Investor Class	—	—
Service Class	—	—
Cost of shares redeemed
Investor Class	(593,929,617)	(1,390,971,157)
Service Class	(56,145,715)	(143,001,702)

Change in net assets resulting from capital transactions	15,887,241	57,407,644

Change in net assets	4,314,786	(28,686,544)
Net Assets:
Beginning of period	100,767,351	129,453,895

End of period	$105,082,137	$100,767,351

Accumulated net investment income (loss)	$(363,384)	$1

Share Transactions:
Issued
Investor Class	27,031,671	41,588,701
Service Class	2,605,979	4,375,950
Reinvested
Investor Class	—	—
Service Class	—	—
Redeemed
Investor Class	(26,591,157)	(40,453,155)
Service Class	(2,479,210)	(4,316,010)

Change in shares	567,283	1,195,486

(a)	Commencement of operations

See accompanying notes to the financial statements.

126

UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort OTC ProFund		Banks UltraSector ProFund
For the period January 30, 2004(a) through June 30, 2004 (Unaudited)	For the period January 30, 2004(a) through June 30, 2004 (Unaudited)	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(28,328)	$(124,442)	$(477,986)	$(870,192)	$23,554	$4,418
(1,745,417)	(13,316,661)	(27,162,788)	(132,948,084)	(271,498)	152,070
(56,824)	(415,987)	(956,511)	(7,443,344)	(186,687)	200,227

(1,830,569)	(13,857,090)	(28,597,285)	(141,261,620)	(434,631)	356,715

—	—	—	(19,374)	—	(4,875)
—	—	—	—	—	(203)

—	—	—	—	—	(203,665)
—	—	—	—	—	(4,106)

—	—	—	(19,374)	—	(212,849)

127,824,183	446,024,587	1,124,059,745	2,113,269,568	54,570,612	23,625,793
3,855,534	83,434,717	40,645,960	89,015,586	10,048,234	13,320,092

—	—	—	17,920	—	205,277
—	—	—	—	—	3,765

(122,180,419)	(411,296,458)	(1,037,213,553)	(1,971,939,886)	(31,453,270)	(23,143,538)
(3,052,024)	(78,184,960)	(41,380,978)	(76,408,941)	(8,121,238)	(12,365,801)

6,447,274	39,977,886	86,111,174	153,954,247	25,044,338	1,645,588

4,616,705	26,120,796	57,513,889	12,673,253	24,609,707	1,789,454

—	—	128,400,903	115,727,650	2,513,311	723,857

$4,616,705	$26,120,796	$185,914,792	$128,400,903	$27,123,018	$2,513,311

$(28,328)	$(124,442)	$(477,985)	$1	$22,051	$(1,503)

4,424,770	14,750,111	54,122,506	64,671,516	1,583,225	835,349
133,493	2,625,137	1,861,625	2,647,806	280,750	506,799

—	—	—	844	—	8,299
—	—	—	—	—	147

(4,277,738)	(13,862,071)	(50,233,249)	(60,957,633)	(918,901)	(829,754)
(108,563)	(2,564,326)	(1,940,386)	(2,299,349)	(229,503)	(477,242)

171,962	948,851	3,810,496	4,063,184	715,571	43,598

See accompanying notes to the financial statements.

127

PROFUNDS

Statements of Changes in Net Assets, continued

	Basic Materials UltraSector ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(27,828)	$12,333
Net realized gains (losses) on investments	(1,500,267)	901,013
Change in net unrealized appreciation/depreciation on investments	(1,285,164)	2,265,059

Change in net assets resulting from operations	(2,813,259)	3,178,405

Distributions to Shareholders From:
Net investment income
Investor Class	—	(22,315)

Change in net assets resulting from distributions	—	(22,315)

Capital Transactions:
Proceeds from shares issued
Investor Class	83,216,314	144,840,707
Service Class	9,536,799	29,354,971
Dividends reinvested
Investor Class	—	21,034
Cost of shares redeemed
Investor Class	(103,091,096)	(112,533,129)
Service Class	(16,142,887)	(21,417,952)

Change in net assets resulting from capital transactions	(26,480,870)	40,265,631

Change in net assets	(29,294,129)	43,421,721
Net Assets:
Beginning of period	44,195,260	773,539

End of period	$14,901,131	$44,195,260

Accumulated net investment income (loss)	$(29,510)	$(1,682)

Share Transactions:
Issued
Investor Class	2,604,609	5,537,728
Service Class	302,658	1,264,826
Reinvested
Investor Class	—	626
Redeemed
Investor Class	(3,263,693)	(4,488,307)
Service Class	(516,962)	(1,017,540)

Change in shares	(873,388)	1,297,333

(a)	Commencement of operations

See accompanying notes to the financial statements.

128

Biotechnology UltraSector ProFund		Consumer Cyclical UltraSector ProFund	Consumer Non-Cyclical UltraSector ProFund	Energy UltraSector ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the period January 30, 2004(a) through June 30, 2004 (Unaudited)	For the period January 30, 2004(a) through June 30, 2004 (Unaudited)	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(137,026)	$(220,952)	$(6,032)	$20,792	$(68,177)	$(16,799)
(1,191,143)	1,288,611	(174,678)	(443,560)	1,225,085	1,491,287
850,368	1,986,958	13,321	224,659	520,075	2,961,172

(477,801)	3,054,617	(167,389)	(198,109)	1,676,983	4,435,660

—	—	—	—	—	—

—	—	—	—	—	—

64,142,471	175,232,914	27,530,371	59,333,872	204,169,764	197,273,116
9,487,726	139,659,823	1,749,795	5,727,291	26,035,767	29,499,842

—	—	—	—	—	—

(58,427,328)	(172,576,545)	(26,896,942)	(55,910,581)	(212,723,633)	(166,778,450)
(9,853,249)	(139,251,131)	(1,711,466)	(5,148,251)	(22,859,796)	(26,314,116)

5,349,620	3,065,061	671,758	4,002,331	(5,377,898)	33,680,392

4,871,819	6,119,678	504,369	3,804,222	(3,700,915)	38,116,052

9,659,226	3,539,548	—	—	41,708,751	3,592,699

$14,531,045	$9,659,226	$504,369	$3,804,222	$38,007,836	$41,708,751

$(174,026)	$(37,000)	$(6,032)	$20,792	$(76,480)	$(8,303)

1,502,391	5,003,192	894,157	1,824,388	11,948,894	15,035,162
231,057	4,225,816	56,460	176,645	1,573,586	2,525,643

—	—	—	—	—	—

(1,386,548)	(4,925,042)	(877,463)	(1,727,068)	(12,737,275)	(12,906,337)
(246,293)	(4,204,108)	(56,209)	(159,434)	(1,401,827)	(2,286,933)

100,607	99,858	16,945	114,531	(616,622)	2,367,535

See accompanying notes to the financial statements.

129

PROFUNDS

Statements of Changes in Net Assets, continued

	Financial UltraSector ProFund		Healthcare UltraSector ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(2,734)	$(5,676)	$(40,261)	$(22,041)
Net realized gains (losses) on investments	(624,062)	361,855	(797,670)	(229,408)
Change in net unrealized appreciation/depreciation on investments	35,930	712,824	198,524	288,191

Change in net assets resulting from operations	(590,866)	1,069,003	(639,407)	36,742

Capital Transactions:
Proceeds from shares issued
Investor Class	67,036,381	96,288,746	84,798,043	41,825,555
Service Class	7,149,284	44,356,796	11,200,449	19,709,660
Cost of shares redeemed
Investor Class	(62,320,709)	(95,996,552)	(82,506,619)	(38,842,402)
Service Class	(7,552,511)	(42,443,129)	(9,270,745)	(19,403,346)

Change in net assets resulting from capital transactions	4,312,445	2,205,861	4,221,128	3,289,467

Change in net assets	3,721,579	3,274,845	3,581,721	3,326,209
Net Assets:
Beginning of period	5,768,306	2,493,442	5,543,733	2,217,524

End of period	$9,489,885	$5,768,306	$9,125,454	$5,543,733

Accumulated net investment income (loss)	$(14,332)	$(11,598)	$(42,615)	$(2,354)

Share Transactions:
Issued
Investor Class	2,778,408	5,228,679	5,807,706	3,399,107
Service Class	311,219	2,810,012	790,900	1,791,559
Redeemed
Investor Class	(2,605,316)	(5,235,765)	(5,693,233)	(3,221,425)
Service Class	(328,115)	(2,703,220)	(662,398)	(1,769,718)

Change in shares	156,196	99,706	242,975	199,523

(a)	Commencement of operations

See accompanying notes to the financial statements.

130

Industrial UltraSector ProFund	Internet UltraSector ProFund		Pharmaceuticals UltraSector ProFund
For the period January 30, 2004(a) through June 30, 2004 (Unaudited)	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$12,665	$(341,521)	$(423,400)	$(14,128)	$(33,489)
1,033,025	(2,417,723)	367,109	(564,116)	(1,659,946)
1,094,518	5,404,151	7,880,660	(255,216)	519,706

2,140,208	2,644,907	7,824,369	(833,460)	(1,173,729)

130,741,069	263,404,956	312,277,897	59,629,367	91,091,630
6,766,186	9,369,272	30,630,559	12,270,937	109,683,875

(41,214,959)	(233,794,188)	(291,981,610)	(60,557,475)	(85,002,482)
(2,762,131)	(8,638,445)	(29,966,787)	(10,272,612)	(108,040,479)

93,530,165	30,341,595	20,960,059	1,070,217	7,732,544

95,670,373	32,986,502	28,784,428	236,757	6,558,815

—	34,906,496	6,122,068	9,121,586	2,562,771

$95,670,373	$67,892,998	$34,906,496	$9,358,343	$9,121,586

$12,665	$(454,175)	$(112,654)	$(10,149)	$3,979

4,206,505	3,944,037	6,350,845	4,958,324	8,259,563
216,560	146,415	809,931	1,066,495	10,154,598

(1,381,245)	(3,568,153)	(6,043,202)	(5,071,264)	(7,767,766)
(90,232)	(136,550)	(775,750)	(903,083)	(10,096,437)

2,951,588	385,749	341,824	50,472	549,958

See accompanying notes to the financial statements.

131

PROFUNDS

Statements of Changes in Net Assets, continued

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(148,125)	$(252,233)	$766,397	$325,395
Net realized gains (losses) on investments	(21,180,131)	17,885,395	(11,274,639)	1,892,609
Change in net unrealized appreciation/depreciation on investments	978,299	(662,812)	322,463	1,728,593

Change in net assets resulting from operations	(20,349,957)	16,970,350	(10,185,779)	3,946,597

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(683,823)	(481,034)
Service Class	—	—	(274,783)	(288,969)

Change in net assets resulting from distributions	—	—	(958,606)	(770,003)

Capital Transactions:
Proceeds from shares issued
Investor Class	218,057,801	512,149,094	450,825,917	291,780,898
Service Class	34,989,185	67,465,303	90,019,316	150,067,851
Dividends reinvested
Investor Class	—	—	628,727	348,038
Service Class	—	—	271,358	287,161
Cost of shares redeemed
Investor Class	(216,754,282)	(496,866,934)	(425,472,158)	(284,691,549)
Service Class	(37,098,341)	(64,453,005)	(91,245,389)	(143,287,490)

Change in net assets resulting from capital transactions	(805,637)	18,294,458	25,027,771	14,504,909

Change in net assets	(21,155,594)	35,264,808	13,883,386	17,681,503
Net Assets:
Beginning of period	59,740,876	24,476,068	24,356,419	6,674,916

End of period	$38,585,282	$59,740,876	$38,239,805	$24,356,419

Accumulated net investment income (loss)	$(214,740)	$66,615	$(523,934)	$(331,725)

Share Transactions:
Issued
Investor Class	7,451,182	20,430,748	16,292,476	14,175,574
Service Class	1,241,702	3,012,247	3,099,525	7,267,375
Reinvested
Investor Class	—	—	20,833	15,358
Service Class	—	—	8,714	12,921
Redeemed
Investor Class	(7,471,056)	(19,928,163)	(15,695,244)	(13,936,808)
Service Class	(1,315,429)	(2,934,489)	(3,241,839)	(6,962,900)

Change in shares	(93,601)	580,343	484,465	571,520

See accompanying notes to the financial statements.

132

Semiconductor UltraSector ProFund		Technology UltraSector ProFund		Telecommunications UltraSector ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$(257,698)	$(351,696)	$(71,763)	$(93,881)	$42,110	$51,195
(6,797,837)	899,939	(861,773)	764,555	242,349	(1,136,619)
(3,072,492)	8,021,565	36,043	1,369,313	(204,185)	172,659

(10,128,027)	8,569,808	(897,493)	2,039,987	80,274	(912,765)

—	—	—	—	—	(41,445)
—	—	—	—	—	(9,979)

—	—	—	—	—	(51,424)

140,508,144	304,831,762	39,657,909	75,385,649	41,508,876	61,325,830
17,710,604	148,427,873	5,234,430	32,499,589	6,096,780	9,166,228

—	—	—	—	—	40,683
—	—	—	—	—	3,226

(146,248,340)	(272,490,247)	(36,056,750)	(73,672,899)	(44,242,019)	(61,096,146)
(17,835,296)	(144,566,588)	(5,054,964)	(31,684,248)	(7,452,373)	(8,032,637)

(5,864,888)	36,202,800	3,780,625	2,528,091	(4,088,736)	1,407,184

(15,992,915)	44,772,608	2,883,132	4,568,078	(4,008,462)	442,995

48,833,761	4,061,153	7,375,353	2,807,275	6,220,749	5,777,754

$32,840,846	$48,833,761	$10,258,485	$7,375,353	$2,212,287	$6,220,749

$(379,825)	$(122,127)	$(97,634)	$(25,871)	$11,100	$(31,010)

5,286,229	14,833,106	1,469,748	3,567,670	2,285,789	3,808,780
696,780	8,285,504	195,624	1,724,673	342,108	659,239

—	—	—	—	—	2,438
—	—	—	—	—	199

(5,568,962)	(13,617,911)	(1,347,599)	(3,490,474)	(2,446,792)	(3,849,813)
(707,315)	(8,142,441)	(197,787)	(1,707,749)	(421,393)	(591,156)

(293,268)	1,358,258	119,986	94,120	(240,288)	29,687

See accompanying notes to the financial statements.

133

PROFUNDS

Statements of Changes in Net Assets, continued

	Utilities UltraSector ProFund		Wireless Communications UltraSector ProFund
	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$24,252	$59,006	$(168,372)	$(78,310)
Net realized gains (losses) on investments	457,625	1,197,497	7,795,270	(3,247,742)
Change in net unrealized appreciation/depreciation on investments	(326,914)	529,012	2,877,114	1,588,699

Change in net assets resulting from operations	154,963	1,785,515	10,504,012	(1,737,353)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(59,905)	—	—
Service Class	—	—	—	—
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(59,905)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	64,812,195	161,385,010	195,650,295	64,420,154
Service Class	12,526,668	50,535,135	22,934,848	104,628,987
Dividends reinvested
Investor Class	—	58,121	—	—
Service Class	—	—	—	—
Cost of shares redeemed
Investor Class	(74,153,415)	(155,505,784)	(180,041,202)	(59,449,560)
Service Class	(11,703,165)	(52,700,123)	(18,416,372)	(101,823,723)

Change in net assets resulting from capital transactions	(8,517,717)	3,772,359	20,127,569	7,775,858

Change in net assets	(8,362,754)	5,497,969	30,631,581	6,038,505
Net Assets:
Beginning of period	14,878,661	9,380,692	9,735,965	3,697,460

End of period	$6,515,907	$14,878,661	$40,367,546	$9,735,965

Accumulated net investment income (loss)	$17,247	$(7,005)	$(207,889)	$(39,517)

Share Transactions:
Issued
Investor Class	4,879,998	14,851,317	14,357,503	7,830,917
Service Class	973,172	5,120,871	1,691,311	14,173,865
Reinvested
Investor Class	—	4,516	—	—
Service Class	—	—	—	—
Redeemed
Investor Class	(5,608,552)	(14,498,049)	(12,835,712)	(7,511,339)
Service Class	(911,269)	(5,264,770)	(1,379,530)	(14,158,534)

Change in shares	(666,651)	213,885	1,833,572	334,909

See accompanying notes to the financial statements.

134

U.S. Government Plus ProFund		Rising Rates Opportunity ProFund		Money Market ProFund
For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003

$274,495	$28,041	$(1,374,762)	$(942,562)	$676,549	$1,292,786
(2,107,058)	(2,368,617)	20,763,571	(2,368,350)	11,866	17,164
768,889	(86,097)	(16,258,640)	1,618,121	—	—

(1,063,674)	(2,426,673)	3,130,169	(1,692,791)	688,415	1,309,950

(258,089)	(41,762)	—	—	(646,289)	(1,221,740)
(28,148)	(22,248)	—	—	(30,203)	(71,219)

—	(278,459)	—	—	—	—
—	(148,337)	—	—	—	—

(286,237)	(490,806)	—	—	(676,492)	(1,292,959)

693,399,278	424,943,584	1,069,952,892	753,466,439	5,300,804,278	8,272,605,274
32,924,476	168,661,470	141,512,688	238,445,953	2,642,026,489	2,923,698,268

256,869	314,252	—	—	616,442	1,194,360
26,493	163,731	—	—	27,862	68,080

(648,949,643)	(425,750,583)	(686,575,362)	(519,265,815)	(5,217,956,556)	(8,322,088,910)
(29,644,665)	(175,481,117)	(103,167,299)	(221,151,581)	(2,661,986,824)	(2,992,097,462)

48,012,808	(7,148,663)	421,722,919	251,494,996	63,531,691	(116,620,390)

46,662,897	(10,066,142)	424,853,088	249,802,205	63,543,614	(116,603,399)

8,039,724	18,105,866	260,978,457	11,176,252	504,253,491	620,856,890

$54,702,621	$8,039,724	$685,831,545	$260,978,457	$567,797,105	$504,253,491

$(16,859)	$(5,117)	$(1,803,152)	$(428,390)	$23,582	$23,525

22,116,851	13,154,499	45,351,254	31,147,830	5,300,802,476	8,272,605,301
1,044,867	5,141,621	6,060,368	9,882,682	2,642,028,287	2,923,698,268

8,218	9,732	—	—	616,442	1,194,361
852	5,048	—	—	27,862	68,080

(20,664,148)	(13,216,852)	(28,968,805)	(21,352,511)	(5,217,956,556)	(8,322,088,910)
(946,693)	(5,374,016)	(4,435,181)	(9,088,572)	(2,661,986,824)	(2,992,097,462)

1,559,947	(279,968)	18,007,636	10,589,429	63,531,687	(116,620,362)

See accompanying notes to the financial statements.

135

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Bull ProFund(c)
Six Months Ended June 30, 2004 (Unaudited)	$50.43	0.03	(d)	1.23	1.26	—	—	—	$51.69	2.50	%(e)	1.48%	1.47%	0.14%	$174,917	229	%(e)
Year Ended December 31, 2003	$39.97	(0.01	)(d)	10.47	10.46	—	—	—	$50.43	26.17		1.72	1.71	(0.03)	123,319	490
Year Ended December 31, 2002	$53.44	(0.04	)(d)	(13.43)	(13.47)	—	—	—	$39.97	(25.21)		1.85	1.85	(0.08)	116,616	1,676
Year Ended December 31, 2001	$63.09	(0.04	)(d)	(9.61)	(9.65)	—	—	—	$53.44	(15.30)		2.03	1.89	(0.08)	9,848	3,058
Year Ended December 31, 2000	$73.20	0.57	(d)	(9.70)	(9.13)	—	(0.98)	(0.98)	$63.09	(12.48)		1.54	1.54	0.81	19,979	3,603
Year Ended December 31, 1999	$62.48	0.34		10.41	10.75	(0.02)	(0.01)	(0.03)	$73.20	17.18		1.53	1.40	1.96	116,208	1,288
Mid-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$32.87	(0.08	)(d)	1.88	1.80	—	—	—	$34.67	5.48	%(e)	1.57%	1.57%	(0.47)%	$92,775	109	%(e)
Year Ended December 31, 2003	$24.70	(0.16	)(d)	8.33	8.17	—	—	—	$32.87	33.08		1.70	1.69	(0.53)	99,766	253
Year Ended December 31, 2002	$30.50	(0.20	)(d)	(5.60)	(5.80)	—	—	—	$24.70	(19.02)		2.08	1.95	(0.72)	16,284	3,727
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05	)(d)	0.68	0.63	—	(0.13)	(0.13)	$30.50	2.12	(e)	7.49	1.95	(0.53)	2,904	1,907	(e)
Small-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$32.72	(0.09	)(d)	2.02	1.93	—	—	—	$34.65	5.90	%(e)	1.49%	1.49%	(0.52)%	$86,071	163	%(e)
Year Ended December 31, 2003	$23.81	(0.13	)(d)	10.24	10.11	—	(1.20)	(1.20)	$32.72	42.41		1.62	1.62	(0.42)	165,048	254
Year Ended December 31, 2002	$30.98	(0.17	)(d)	(7.00)	(7.17)	—	—	—	$23.81	(23.14)		1.98	1.95	(0.65)	40,591	865
September 4, 2001 through December 31, 2001(f)	$30.00	(0.02	)(d)	1.01	0.99	—	(0.01)	(0.01)	$30.98	3.32	(e)	1.95	1.95	(0.19)	28,222	95	(e)
OTC ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$57.01	(0.33	)(d)	1.98 (h)	1.65	—	—	—	$58.66	2.89	%(e)	1.41%	1.41%	(1.18)%	$72,114	612	%(e)
Year Ended December 31, 2003	$40.01	(0.62	)(d)	19.50	18.88	—	(1.88)	(1.88)	$57.01	47.17		1.59	1.59	(1.30)	90,699	868
Year Ended December 31, 2002	$65.13	(0.67	)(d)	(24.45)	(25.12)	—	—	—	$40.01	(38.57)		1.75	1.75	(1.56)	83,980	620
Year Ended December 31, 2001	$94.85	(1.06	)(d)	(28.66)	(29.72)	—	—	—	$65.13	(31.33)		2.40	1.91	(1.48)	5,524	5,388
August 7, 2000 through December 31, 2000(f)	$150.00	(2.40	)(d)	(52.75)	(55.15)	—	—	—	$94.85	(36.77	)(e)	1.60	1.60	(4.83)	2,781	632	(e)
Large-Cap Value ProFund
Six Months Ended June 30, 2004 (Unaudited)	$39.12	0.03	(d)	1.04 (h)	1.07	—	—	—	$40.19	2.74	%(e)	1.75%	1.75%	0.17%	$38,523	390	%(e)
Year Ended December 31, 2003	$30.82	0.09	(d)	8.27	8.36	(0.06)	—	(0.06)	$39.12	27.11		1.98	1.86	0.27	28,709	1,359
October 1, 2002 through December 31, 2002(f)	$30.00	0.07	(d)	1.09	1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	(e)	1.53	1.53	0.83	51,255	396	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income (loss) has been calculated using the daily average shares method.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

136

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Large-Cap Growth ProFund
Six Months Ended June 30, 2004 (Unaudited)	$36.38	(0.09	)(c)	0.57 (d)	0.48	—		—	—	$36.86	1.32	%(e)	1.98%	1.95%	(0.52)%	$13,400	613	%(e)
Year Ended December 31, 2003	$30.48	(0.16	)(c)	7.03	6.87	—		(0.97)	(0.97)	$36.38	22.54		1.80	1.80	(0.50)	3,674	438
October 1, 2002 through December 31, 2002(f)	$30.00	0.01	(c)	0.48	0.49	—		(0.01)	(0.01)	$30.48	1.62	(e)	1.52	1.52	0.18	28,630	180	(e)
Mid-Cap Value ProFund
Six Months Ended June 30, 2004 (Unaudited)	$33.39	0.01	(c)	1.90	1.91	—		—	—	$35.30	5.72	%(e)	1.47%	1.47%	0.08%	$39,763	235	%(e)
Year Ended December 31, 2003	$24.78	0.02	(c)	8.59	8.61	—	(g)	—	— (g)	$33.39	34.76		1.80	1.80	0.05	101,345	600
Year Ended December 31, 2002	$28.81	(0.12	)(c)	(3.91)	(4.03)	—		—	—	$24.78	(13.99)		2.08	1.95	(0.42)	3,925	1,899
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05	)(c)	(0.23)	(0.28)	—		(0.91)	(0.91)	$28.81	(0.88	)(e)	2.61	1.95	(0.51)	3,576	1,400	(e)
Mid-Cap Growth ProFund
Six Months Ended June 30, 2004 (Unaudited)	$30.25	(0.16	)(c)	1.36 (d)	1.20	—		—	—	$31.45	3.97	%(e)	1.77%	1.77%	(1.04)%	$6,782	865	%(e)
Year Ended December 31, 2003	$23.87	(0.35	)(c)	6.73	6.38	—		—	—	$30.25	26.73		2.12	1.95	(1.28)	5,462	2,235
Year Ended December 31, 2002	$30.88	(0.37	)(c)	(6.64)	(7.01)	—		—	—	$23.87	(22.70)		2.88	1.95	(1.38)	1,324	3,616
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15	)(c)	1.22	1.07	—		(0.19)	(0.19)	$30.88	3.56	(e)	1.95	1.95	(1.54)	6,086	1,062	(e)
Small-Cap Value ProFund
Six Months Ended June 30, 2004 (Unaudited)	$33.16	(0.05	)(c)	2.86	2.81	—		—	—	$35.97	8.47	%(e)	1.47%	1.47%	(0.27)%	$76,218	236	%(e)
Year Ended December 31, 2003	$24.61	(0.17	)(c)	8.77	8.60	—		(0.05)	(0.05)	$33.16	34.95		1.73	1.73	(0.59)	123,119	652
Year Ended December 31, 2002	$30.17	(0.29	)(c)	(5.27)	(5.56)	—		—	—	$24.61	(18.43)		1.98	1.95	(0.96)	7,554	1,650
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05	)(c)	0.39	0.34	—		(0.17)	(0.17)	$30.17	1.15	(e)	2.00	1.95	(0.52)	13,284	962	(e)
Small-Cap Growth ProFund
Six Months Ended June 30, 2004 (Unaudited)	$30.20	(0.17	)(c)	3.02	2.85	—		—	—	$33.05	9.44	%(e)	1.72%	1.72%	(1.09)%	$56,692	719	%(e)
Year Ended December 31, 2003	$22.47	(0.29	)(c)	8.07	7.78	—		(0.05)	(0.05)	$30.20	34.64		1.80	1.80	(1.16)	16,890	1,184
Year Ended December 31, 2002	$30.80	(0.39	)(c)	(5.66)	(6.05)	—		(2.28)	(2.28)	$22.47	(19.64)		2.68	1.95	(1.50)	7,934	4,550
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15	)(c)	1.30	1.15	—		(0.35)	(0.35)	$30.80	3.87	(e)	2.94	1.92	(1.57)	9,605	1,020	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

137

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Six Months Ended June 30, 2004 (Unaudited)	$12.97	0.01	(c)	0.73	0.74	—	—	—	$13.71	5.71	%(d)	1.63%	1.63%	0.14%	$38,448	471	%(d)
Year Ended December 31, 2003	$9.43	0.06	(c)	3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81		1.79	1.78	0.52	23,377	1,593
Year Ended December 31, 2002	$12.62	0.10	(c)	(3.29)	(3.19)	—	—	—	$9.43	(25.28)		2.34	1.95	0.93	8,184	2,892
Year Ended December 31, 2001	$22.65	—	(c),(e)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)		4.17	2.75	0.02	5,923	11,239
Year Ended December 31, 2000	$40.99	(0.07	)(c)	(13.77)	(13.84)	(0.02)	(4.48)	(4.50)	$22.65	(33.55)		4.07	2.53	(0.20)	2,262	2,381
March 15, 1999 through December 31, 1999(f)	$30.00	0.19		10.80	10.99	—	—	—	$40.99	36.63	(d)	2.53	1.53	1.79	5,560	514	(d)
UltraBull ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$47.52	—	(c),(e)	2.40	2.40	—	—	—	$49.92	5.05	%(d)	1.46%	1.46%	0.02%	$165,858	233	%(d)
Year Ended December 31, 2003	$30.64	(0.07	)(c)	16.95	16.88	—	—	—	$47.52	55.09		1.70	1.70	(0.18)	123,782	723
Year Ended December 31, 2002	$57.22	(0.19	)(c)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)		1.95	1.95	(0.47)	65,467	1,770
Year Ended December 31, 2001	$84.30	(0.28	)(c)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)		1.93	1.93	(0.43)	60,956	1,377
Year Ended December 31, 2000	$118.35	0.50	(c)	(34.00)	(33.50)	(0.20)	(0.35)	(0.55)	$84.30	(28.33)		1.44	1.44	0.49	80,340	1,111
Year Ended December 31, 1999	$91.80	1.75		25.40	27.15	(0.15)	(0.45)	(0.60)	$118.35	29.56		1.36	1.34	1.99	155,987	764
UltraMid-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$28.67	(0.06	)(c)	2.84	2.78	—	—	—	$31.45	9.70	%(d)	1.50%	1.50%	(0.40)%	$113,319	192	%(d)
Year Ended December 31, 2003	$16.95	(0.16	)(c)	11.88	11.72	—	—	—	$28.67	69.14		1.87	1.86	(0.75)	55,368	684
Year Ended December 31, 2002	$27.42	(0.18	)(c)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)		2.08	1.95	(0.78)	15,358	2,174
Year Ended December 31, 2001	$33.00	(0.15	)(c)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)		2.07	1.95	(0.52)	33,812	2,125
February 7, 2000 through December 31, 2000(f)	$30.00	0.14	(c)	2.86	3.00	—	—	—	$33.00	10.00	(d)	1.75	1.60	0.46	34,622	2,468	(d)
UltraSmall-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$19.29	(0.04	)(c)	2.08	2.04	—	—	—	$21.33	10.58	%(d)	1.42%	1.42%	(0.42)%	$208,322	187	%(d)
Year Ended December 31, 2003	$9.62	(0.07	)(c)	9.74	9.67	—	—	—	$19.29	100.52		1.76	1.76	(0.49)	133,404	387
Year Ended December 31, 2002	$17.27	(0.07	)(c)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)		1.95	1.95	(0.54)	26,286	2,196
Year Ended December 31, 2001	$20.77	(0.01	)(c)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)		2.15	1.95	(0.05)	73,105	3,221
February 7, 2000 through December 31, 2000(f)	$30.00	0.09	(c)	(9.32)	(9.23)	—	—	—	$20.77	(30.77	)(d)	1.89	1.54	0.39	20,847	3,345	(d)
UltraDow 30 ProFund
Six Months Ended June 30, 2004 (Unaudited)	$31.29	0.03	(c)	(0.24)	(0.21)	—	—	—	$31.08	(0.67	)%(d)	1.51%	1.51%	0.16%	$45,915	250	%(d)
Year Ended December 31, 2003	$20.73	(0.02	)(c)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02		1.88	1.88	(0.08)	31,023	1,798
June 3, 2002 through December 31, 2002(f)	$30.00	0.05	(c)	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)(d)	2.47	1.95	0.37	3,963	844	(d)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

138

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraOTC ProFund(c)
Six Months Ended June 30, 2004 (Unaudited)	$21.84	(0.10	)(d)	0.98	0.88	—	—	—	$22.72	4.03	%(e)	1.40%	1.40%	(0.93)%	$437,147	53	%(e)
Year Ended December 31, 2003	$10.79	(0.20	)(d)	11.25	11.05	—	—	—	$21.84	102.41		1.56	1.56	(1.23)	449,308	231
Year Ended December 31, 2002	$35.29	(0.25	)(d)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)		1.78	1.78	(1.49)	187,841	522
Year Ended December 31, 2001	$114.10	(0.50	)(d)	(78.31)	(78.81)	—	—	—	$35.29	(69.07)		1.80	1.80	(1.06)	353,565	622
Year Ended December 31, 2000	$494.40	(0.85	)(d)	(361.75)	(362.60)	—	(17.70)	(17.70)	$114.10	(73.70)		1.33	1.33	(0.22)	421,434	801
Year Ended December 31, 1999	$149.10	(0.80)		348.40	347.60	— (f)	(2.30)	(2.30)	$494.40	233.25		1.33	1.31	(0.50)	1,216,220	670
UltraJapan ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$30.91	(0.24	)(d)	6.60	6.36	—	—	—	$37.27	20.58	%(e)	1.67%	1.67%	(1.38)%	$75,821	—	(e)
Year Ended December 31, 2003	$20.93	(0.47	)(d)	10.45	9.98	—	—	—	$30.91	47.68		1.95	1.95	(1.70)	42,203	—
Year Ended December 31, 2002	$34.77	(0.49	)(d)	(13.35)	(13.84)	—	—	—	$20.93	(39.80)		2.37	1.93	(1.48)	2,799	—	(h)
Year Ended December 31, 2001	$65.75	0.19	(d)	(31.16)	(30.97)	(0.01)	—	(0.01)	$34.77	(47.10)		2.46	1.95	0.39	2,697	1,299%
February 7, 2000 through December 31, 2000(i)	$150.00	2.90	(d)	(82.95)	(80.05)	(4.20)	—	(4.20)	$65.75	(53.44	)(e)	2.31	1.59	2.99	1,050	1,300	(e)
Bear ProFund(j)
Six Months Ended June 30, 2004 (Unaudited)	$34.19	(0.12	)(d)	(1.18)	(1.30)	—	—	—	$32.89	(3.80	)%(e)	1.63%	1.63%	(0.72)%	$37,297	—	(e)
Year Ended December 31, 2003	$45.26	(0.28	)(d)	(10.79)	(11.07)	—	—	—	$34.19	(24.46)		1.73	1.72	(0.67)	23,150	—
Year Ended December 31, 2002	$37.43	(0.24	)(d)	8.07	7.83	—	—	—	$45.26	20.92		1.95	1.95	(0.56)	72,473	—	(h)
Year Ended December 31, 2001	$32.75	0.52	(d)	4.16	4.68	—	—	—	$37.43	14.29		1.96	1.88	1.41	8,498	1,299%
Year Ended December 31, 2000	$30.18	1.09	(d)	3.84	4.93	(2.36)	—	(2.36)	$32.75	16.41		2.19	1.84	3.43	8,889	1,299
Year Ended December 31, 1999	$39.88	1.10	(d)	(5.97)	(4.87)	(4.83)	—	(4.83)	$30.18	(12.32)		1.68	1.40	2.86	2,331	1,215
Short Small-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$24.35	(0.07	)(d)	(1.83)	(1.90)	—	—	—	$22.45	(7.80	)%(e)	1.53%	1.53%	(0.62)%	$47,346	—	(e)
Year Ended December 31, 2003	$37.31	(0.23	)(d)	(12.73)	(12.96)	—	—	—	$24.35	(34.74)		1.77	1.76	(0.68)	32,575	—
May 1, 2002 through December 31, 2002(i)	$30.00	0.01	(d)	7.30	7.31	—	—	—	$37.31	24.37	(e)	1.49	1.49	0.02	110,733	—	(e)
Short OTC ProFund
Six Months Ended June 30, 2004 (Unaudited)	$21.10	(0.07	)(d)	(0.91)	(0.98)	—	—	—	$20.12	(4.64	)%(e)	1.65%	1.65%	(0.71)%	$42,629	—	(e)
Year Ended December 31, 2003	$33.69	(0.23	)(d)	(12.36)	(12.59)	—	—	—	$21.10	(37.37)		1.88	1.87	(0.79)	12,538	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.10	)(d)	3.88	3.78	(0.09)	—	(0.09)	$33.69	12.60	(e)	2.00	1.82	(0.46)	9,826	—	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(d)	Per share net investment income (loss) has been calculated using the daily average shares method.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.

See accompanying notes to the financial statements.

139

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraBear ProFund(c)
Six Months Ended June 30, 2004 (Unaudited)	$23.42	(0.07	)(d)	(1.77)	(1.84)	—	—	—	$21.58	(7.86	)%(e)	1.46%	1.46%	(0.59)%	$95,962	—	(e)
Year Ended December 31, 2003	$41.64	(0.26	)(d)	(17.96)	(18.22)	—	—	—	$23.42	(43.76)		1.65	1.64	(0.78)	93,826	—
Year Ended December 31, 2002	$30.15	(0.20	)(d)	11.69	11.49	— (f)	—	— (f)	$41.64	38.11		1.80	1.80	(0.52)	119,520	—	(g)
Year Ended December 31, 2001	$24.84	0.34	(d)	5.29	5.63	(0.32)	—	(0.32)	$30.15	22.65		1.79	1.79	1.12	61,019	1,299%
Year Ended December 31, 2000	$21.31	0.75	(d)	3.94	4.69	(1.16)	—	(1.16)	$24.84	22.15		1.56	1.56	3.38	30,196	1,300
Year Ended December 31, 1999	$31.88	0.84		(10.55)	(9.71)	(0.86)	—	(0.86)	$21.31	(30.54)		1.43	1.41	2.20	32,534	1,137
UltraShort Mid-Cap ProFund
January 30, 2004 through June 30, 2004(h) (Unaudited)	$30.00	(0.12	)(d)	(3.01)	(3.13)	—	—	—	$26.87	(10.43	)%(e)	1.95%	1.95%	(1.02)%	$3,950	—	(e)
UltraShort Small-Cap ProFund
January 30, 2004 through June 30, 2004(h) (Unaudited)	$30.00	(0.06	)(d)	(2.40)	(2.46)	—	—	—	$27.54	(8.20	)%(e)	1.42%	1.42%	(0.48)%	$24,453	—	(e)
UltraShort OTC ProFund(i)
Six Months Ended June 30, 2004 (Unaudited)	$20.92	(0.05	)(d)	(2.17)	(2.22)	—	—	—	$18.70	(10.61	)%(e)	1.45%	1.45%	(0.52)%	$178,923	—	(e)
Year Ended December 31, 2003	$56.25	(0.18	)(d)	(35.15)	(35.33)	— (f)	—	— (f)	$20.92	(62.80)		1.65	1.65	(0.57)	118,811	—
Year Ended December 31, 2002	$39.15	(0.11	)(d)	19.07	18.96	(1.86)	—	(1.86)	$56.25	48.56		1.84	1.84	(0.19)	110,437	—	(g)
Year Ended December 31, 2001	$45.64	0.94	(d)	(4.47)	(3.53)	(2.96)	—	(2.96)	$39.15	(7.36)		1.78	1.78	1.95	92,457	1,257%
Year Ended December 31, 2000	$45.98	0.89	(d)	0.86	1.75	(2.09)	—	(2.09)	$45.64	4.25		1.48	1.48	2.73	49,063	1,300
Year Ended December 31, 1999	$243.60	1.82		(197.61)	(195.79)	(1.83)	—	(1.83)	$45.98	(80.36)		1.45	1.44	2.18	38,255	1,185
Banks UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$33.91	0.14	(d)	0.24 (j)	0.38	—	—	—	$34.29	1.12	%(e)	2.09%	1.95%	0.82%	$24,211	250	%(e)
Year Ended December 31, 2003	$24.57	0.17	(d)	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23		4.63	1.95	0.59	1,417	1,869
Year Ended December 31, 2002	$28.75	0.13	(d)	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)		3.03	1.95	0.44	685	2,674
September 4, 2001 through December 31, 2001(h)	$30.00	0.11	(d)	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)(e)	3.20	1.95	1.19	3,189	350	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income (loss) has been calculated using the daily average shares method.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(h)	Period from commencement of operations.
(i)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

140

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Basic Materials UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$33.21	(0.04	)(c)	(0.64)	(0.68)	—	—	$32.53	(2.05	)%(d)	1.81%	1.81%	(0.24)%	$13,814	366	%(d)
Year Ended December 31, 2003	$22.53	0.11	(c)	10.59	10.70	(0.02)	(0.02)	$33.21	47.49		2.24	1.95	0.40	35,985	1,521
Year Ended December 31, 2002	$28.58	0.07	(c)	(6.12)	(6.05)	—	—	$22.53	(21.17)		3.61	1.94	0.25	759	10,105
September 4, 2001 through December 31, 2001(e)	$30.00	0.13	(c)	(1.49)	(1.36)	(0.06)	(0.06)	$28.58	(4.54	)(d)	3.51	1.27	1.38	2,467	913	(d)
Biotechnology UltraSector ProFund(f)
Six Months Ended June 30, 2004 (Unaudited)	$39.75	(0.35	)(c)	2.84 (g)	2.49	—	—	$42.24	6.26	%(d)	1.95%	1.95%	(1.66)%	$13,581	284	%(d)
Year Ended December 31, 2003	$24.58	(0.56	)(c)	15.73	15.17	—	—	$39.75	61.72		1.93	1.92	(1.59)	8,175	2,288
Year Ended December 31, 2002	$53.06	(0.44	)(c)	(28.04)	(28.48)	—	—	$24.58	(53.68)		2.65	1.95	(1.48)	3,134	2,527
Year Ended December 31, 2001	$83.20	(0.62	)(c)	(29.52)	(30.14)	—	—	$53.06	(36.23)		2.59	1.95	(1.10)	14,931	1,266
June 19, 2000 through December 31, 2000(e)	$100.00	(0.10	)(c)	(16.70)	(16.80)	—	—	$83.20	(16.80	)(d)	2.34	1.94	(0.20)	4,198	1,554	(d)
Consumer Cyclical UltraSector ProFund
January 30, 2004 through June 30, 2004(e) (Unaudited)	$30.00	(0.16	)(c)	(0.07)	(0.23)	—	—	$29.77	(0.77	)%(d)	3.23%	1.95%	(1.29)%	$497	2,573	%(d)
Consumer Non-Cyclical UltraSector ProFund
January 30, 2004 through June 30, 2004(e) (Unaudited)	$30.00	0.13	(c)	3.10 (g)	3.23	—	—	$33.23	10.77	%(d)	2.05%	1.95%	0.98%	$3,234	974	%(d)
Energy UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$15.66	(0.02	)(c)	2.99	2.97	—	—	$18.63	18.97	%(d)	1.79%	1.79%	(0.23)%	$30,239	473	%(d)
Year Ended December 31, 2003	$11.80	(0.02	)(c)	3.88	3.86	—	—	$15.66	32.71		2.09	1.94	(0.12)	37,753	2,032
Year Ended December 31, 2002	$15.90	(0.03	)(c)	(4.07)	(4.10)	—	—	$11.80	(25.79)		2.66	1.95	(0.21)	3,330	2,399
Year Ended December 31, 2001	$20.82	0.11	(c)	(5.03)	(4.92)	—	—	$15.90	(23.63)		2.75	1.95	0.59	5,243	1,610
June 19, 2000 through December 31, 2000(e)	$20.00	0.24	(c)	0.58	0.82	—	—	$20.82	4.10	(d)	2.83	1.59	2.24	7,640	2,784	(d)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

141

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Financial UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$22.73	0.02	(c)	0.40 (d)	0.42	—	—	$23.15	1.85	%(e)	1.95%	1.95%	0.19%	$7,186	462	%(e)
Year Ended December 31, 2003	$15.84	0.05	(c)	6.84	6.89	—	—	$22.73	43.50		2.27	1.95	0.25	3,122	2,340
Year Ended December 31, 2002	$21.10	0.03	(c)	(5.28)	(5.25)	(0.01)	(0.01)	$15.84	(24.88)		2.65	1.95	0.15	2,288	2,267
Year Ended December 31, 2001	$25.39	0.14	(c)	(4.43)	(4.29)	—	—	$21.10	(16.90)		2.51	1.95	0.61	6,553	1,060
June 19, 2000 through December 31, 2000(f)	$20.00	0.15	(c)	5.24	5.39	—	—	$25.39	26.95	(e)	2.25	1.87	1.23	17,366	2,277	(e)
Healthcare UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$13.90	(0.04	)(c)	0.47 (d)	0.43	—	—	$14.33	3.09	%(e)	1.98%	1.95%	(0.56)%	$6,917	758	%(e)
Year Ended December 31, 2003	$11.09	(0.09	)(c)	2.90	2.81	—	—	$13.90	25.34		3.54	1.95	(0.77)	5,120	1,904
Year Ended December 31, 2002	$17.17	(0.07	)(c)	(6.01)	(6.08)	—	—	$11.09	(35.41)		3.23	1.95	(0.59)	2,113	1,884
Year Ended December 31, 2001	$22.67	(0.07	)(c)	(5.43)	(5.50)	—	—	$17.17	(24.26)		2.58	1.95	(0.40)	10,583	1,143
June 19, 2000 through December 31, 2000(f)	$20.00	0.04	(c)	2.63	2.67	—	—	$22.67	13.35	(e)	2.25	1.86	0.34	6,467	1,011	(e)
Industrial UltraSector ProFund
January 30, 2004 through June 30, 2004(f) (Unaudited)	$30.00	0.06	(c)	2.36	2.42	—	—	$32.42	8.07	%(e)	2.11%	1.95%	0.49%	$91,595	421	%(e)
Internet UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$61.44	(0.44	)(c)	10.23	9.79	—	—	$71.23	15.93	%(e)	1.58%	1.58%	(1.35)%	$62,908	361	%(e)
Year Ended December 31, 2003	$26.84	(0.74	)(c)	35.34	34.60	—	—	$61.44	128.91		1.74	1.73	(1.50)	31,165	932
Year Ended December 31, 2002	$64.32	(0.46	)(c)	(37.02)	(37.48)	—	—	$26.84	(58.27)		2.24	1.95	(1.54)	5,357	1,867
Year Ended December 31, 2001	$272.00	(0.85	)(c)	(206.83)	(207.68)	—	—	$64.32	(76.35)		3.59	1.95	(1.13)	6,550	1,742
June 19, 2000 through December 31, 2000(f)	$1,000.00	2.00	(c)	(730.00)	(728.00)	—	—	$272.00	(72.80	)(e)	3.99	1.59	0.46	718	2,401	(e)
Pharmaceuticals UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$11.61	—	(c),(h)	(0.34)	(0.34)	—	—	$11.27	(2.93	)%(e)	1.94%	1.94%	(0.03)%	$6,717	371	%(e)
Year Ended December 31, 2003	$10.77	(0.05	)(c)	0.89 (d)	0.84	—	—	$11.61	7.80		2.20	1.95	(0.50)	8,229	4,437
Year Ended December 31, 2002	$16.54	(0.02	)(c)	(5.75)	(5.77)	—	—	$10.77	(34.89)		3.11	1.95	(0.18)	2,342	2,548
Year Ended December 31, 2001	$23.23	(0.07	)(c)	(6.62)	(6.69)	—	—	$16.54	(28.80)		2.33	1.95	(0.38)	15,290	1,469
June 28, 2000 through December 31, 2000(f)	$20.00	0.13	(c)	3.10	3.23	—	—	$23.23	16.15	(e)	2.55	1.93	1.27	3,470	1,486	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

142

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratio to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Precious Metals UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$36.13	(0.09	)(c)	(11.31)	(11.40)	—	—	—	$24.73	(31.55	)%(d)	1.56%	1.56%	(0.59)%	$36,571	—	(d)
Year Ended December 31, 2003	$22.77	(0.18	)(c)	13.54	13.36	—	—	—	$36.13	58.67		1.69	1.68	(0.67)	54,157	—
June 3, 2002 through December 31, 2002(e)	$30.00	(0.06	)(c)	(7.17)	(7.23)	—	—	—	$22.77	(24.10	)(d)	2.56	1.93	(0.51)	22,686	—	(d)
Real Estate UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$25.79	0.47	(c)	0.79 (f)	1.26	(0.19)	—	(0.19)	$26.86	4.81	%(d)	1.57%	1.57%	3.33%	$33,055	663	%(d)
Year Ended December 31, 2003	$18.42	0.62	(c)	8.15	8.77	(1.40)	—	(1.40)	$25.79	49.87		1.84	1.84	2.82	15,800	2,478
Year Ended December 31, 2002	$21.92	0.90	(c)	(2.22)	(1.32)	(1.87)	(0.31)	(2.18)	$18.42	(6.82)		2.31	1.95	4.01	6,603	4,862
Year Ended December 31, 2001	$21.81	1.04	(c)	0.92	1.96	(1.44)	(0.41)	(1.85)	$21.92	9.11		1.99	1.95	4.52	6,345	2,461
June 19, 2000 through December 31, 2000(e)	$20.00	0.62	(c)	2.10	2.72	(0.75)	(0.16)	(0.91)	$21.81	13.49	(d)	2.10	1.58	5.31	9,704	1,617	(d)
Semiconductor UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$28.70	(0.15	)(c)	(5.22)	(5.37)	—	—	—	$23.33	(18.71	)%(d)	1.65%	1.65%	(1.17)%	$29,051	211	%(d)
Year Ended December 31, 2003	$11.64	(0.31	)(c)	17.37	17.06	—	—	—	$28.70	146.56		1.76	1.76	(1.38)	43,859	1,116
Year Ended December 31, 2002	$38.89	(0.27	)(c)	(26.98)	(27.25)	—	—	—	$11.64	(70.07)		2.38	1.95	(1.26)	3,643	1,926
Year Ended December 31, 2001	$58.40	(0.36	)(c)	(19.15)	(19.51)	—	—	—	$38.89	(33.41)		2.89	1.95	(0.82)	6,431	1,439
June 19, 2000 through December 31, 2000(e)	$200.00	0.20	(c)	(141.80)	(141.60)	—	—	—	$58.40	(70.80	)(d)	3.10	1.87	0.31	1,947	1,456	(d)
Technology UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$27.36	(0.20	)(c)	(0.82)	(1.02)	—	—	—	$26.34	(3.73	)%(d)	1.95%	1.95%	(1.53)%	$9,617	317	%(d)
Year Ended December 31, 2003	$15.97	(0.29	)(c)	11.68	11.39	—	—	—	$27.36	71.32		2.19	1.95	(1.35)	6,649	1,689
Year Ended December 31, 2002	$37.19	(0.28	)(c)	(20.94)	(21.22)	—	—	—	$15.97	(57.06)		2.51	1.95	(1.23)	2,647	1,491
Year Ended December 31, 2001	$76.60	(0.35	)(c)	(39.06)	(39.41)	—	—	—	$37.19	(51.45)		2.88	1.95	(0.71)	8,472	1,177
June 19, 2000 through December 31, 2000(e)	$200.00	0.10	(c)	(123.50)	(123.40)	—	—	—	$76.60	(61.70	)(d)	4.63	1.62	0.17	2,517	1,088	(d)
Telecommunications UltraSector ProFund(h)
Six Months Ended June 30, 2004 (Unaudited)	$17.04	0.16	(c)	0.24	0.40	—	—	—	$17.44	2.35	%(d)	2.09%	1.95%	1.78%	$2,055	996	%(d)
Year Ended December 31, 2003	$17.13	0.45	(c)	(0.39)	0.06	(0.15)	—	(0.15)	$17.04	0.39		3.22	1.95	2.78	4,752	3,034
Year Ended December 31, 2002	$37.59	(0.11	)(c)	(20.35)	(20.46)	—	—	—	$17.13	(54.43)		2.58	1.94	(0.63)	5,438	3,606
Year Ended December 31, 2001	$51.05	0.02	(c)	(13.48)	(13.46)	—	—	—	$37.59	(26.37)		3.71	1.95	0.05	3,457	2,713
June 19, 2000 through December 31, 2000(e)	$100.00	0.40	(c)	(49.35)	(48.95)	—	—	—	$51.05	(48.95	)(d)	4.70	1.92	1.15	385	1,515	(d)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

143

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)		Net Expenses(a)		Net Investment Income (Loss)(a)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Utilities UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$12.87	0.06	(c)	0.52	0.52	—	—	—	—	$13.39	4.04	%(d)	1.95%		1.95%		0.90%		$3,274	579	%(d)
Year Ended December 31, 2003	$9.97	0.12	(c)	2.84	2.96	(0.06)	—	—	(0.06)	$12.87	29.69		2.17		1.95		1.09		12,526	2,402
Year Ended December 31, 2002	$16.07	0.24	(c)	(6.19)	(5.95)	(0.15)	—	—	(0.15)	$9.97	(37.00)		2.40		1.93		1.89		6,134	2,370
Year Ended December 31, 2001	$28.10	0.41	(c)	(12.39)	(11.98)	(0.05)	—	—	(0.05)	$16.07	(42.65)		5.52		1.95		1.87		5,016	3,101
July 26, 2000 through December 31, 2000(e)	$20.00	0.23	(c)	7.87	8.10	—	—	—	—	$28.10	40.50	(d)	2.41		1.60		2.09		1,037	1,811	(d)
Wireless Communications UltraSector ProFund(f)
Six Months Ended June 30, 2004 (Unaudited)	$10.83	(0.06	)(c)	4.08	4.02	—	—	—	—	$14.85	37.12	%(d)	1.71%		1.71%		(0.94)%		$35,180	523	%(d)
Year Ended December 31, 2003	$6.54	(0.09	)(c)	4.38 (g)	4.29	—	—	—	—	$10.83	65.60		2.15		1.94		(1.16)		9,170	2,818
Year Ended December 31, 2002	$33.32	(0.06	)(c)	(26.72)	(26.78)	—	—	—	—	$6.54	(80.37)		2.30		1.95		(0.75)		3,448	3,129
Year Ended December 31, 2001	$57.10	(0.32	)(c)	(23.46)	(23.78)	—	—	—	—	$33.32	(41.65)		3.34		1.95		(0.62)		1,770	2,512
June 19, 2000 through December 31, 2000(e)	$200.00	0.20	(c)	(143.10)	(142.90)	—	—	—	—	$57.10	(71.45	)(d)	3.45		1.79		0.39		496	2,165	(d)
U.S. Government Plus ProFund
Six Months Ended June 30, 2004 (Unaudited)	$31.33	0.41	(c)	(1.16)	(0.75)	(0.46)	—	—	(0.46)	$30.12	(2.44	)%(d)	1.27%		1.27%		2.66%		$50,353	2,815	%(d)
Year Ended December 31, 2003	$33.73	0.21	(c)	(1.24)	(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)		1.57		1.57		0.63		6,610	3,932
May 1, 2002 through December 31, 2002(e)	$30.00	0.09	(c)	5.00	5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	(d)	2.12		1.69		0.40		8,891	836	(d)
Rising Rates Opportunity ProFund
Six Months Ended June 30, 2004 (Unaudited)	$23.65	(0.06	)(c)	0.05	(0.01)	—	—	—	—	$23.64	(0.04	)%(d)	1.41%		1.41%		(0.50)%		$627,740	—	(d)
Year Ended December 31, 2003	$24.56	(0.15	)(c)	(0.76)	(0.91)	—	—	—	—	$23.65	(3.71)		1.57		1.57		(0.61)		240,555	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.09	)(c)	(5.35)	(5.44)	—	—	—	—	$24.56	(18.13	)(d)	1.94		1.94		(0.54)		9,220	—	(d)
Money Market ProFund
Six Months Ended June 30, 2004 (Unaudited)	$1.000	0.001	(h)	— (i)	0.001	(0.001)	—	—	(0.001)	$1.000	0.14	%(d)	0.85	%(h)	0.85	%(h)	0.29	%(h)	$482,406	—	(d)
Year Ended December 31, 2003	$1.000	0.003	(h)	— (i)	0.003	(0.003)	—	—	(0.003)	$1.000	0.31		0.93	(h)	0.93	(h)	0.31	(h)	398,934	—
Year Ended December 31, 2002	$1.000	0.009	(c),(h)	—	0.009	(0.009)	—	—	(0.009)	$1.000	0.94		1.03	(h)	0.98	(h)	0.93	(h)	447,211	—
Year Ended December 31, 2001	$1.000	0.032	(h)	—	0.032	(0.032)	—	—	(0.032)	$1.000	3.28		1.08	(h)	1.08	(h)	3.30	(h)	298,546	—
Year Ended December 31, 2000	$1.000	0.056	(h)	—	0.056	(0.056)	—	—	(0.056)	$1.000	5.74		0.86	(h)	0.86	(h)	5.62	(h)	355,692	—
Year Ended December 31, 1999	$1.000	0.044	(h)	—	0.044	(0.044)	—	—	(0.044)	$1.000	4.48		0.83	(h)	0.83	(h)	4.46	(h)	198,555	—

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(i)	Amount is less than $0.0005.

See accompanying notes to the financial statements.

144

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Bull ProFund(c)
Six Months Ended June 30, 2004 (Unaudited)	$47.85	(0.19	)(d)	1.16	0.97	—	—	—	$48.82	2.03	%(e)	2.41%	2.40%	(0.79)%	$69,221	229	%(e)
Year Ended December 31, 2003	$38.31	(0.43	)(d)	9.97	9.54	—	—	—	$47.85	24.90		2.72	2.71	(1.03)	13,603	490
Year Ended December 31, 2002	$51.62	(0.59	)(d)	(12.72)	(13.31)	—	—	—	$38.31	(25.78)		2.94	2.94	(1.36)	9,154	1,676
Year Ended December 31, 2001	$61.52	(0.58	)(d)	(9.32)	(9.90)	—	—	—	$51.62	(16.09)		3.08	2.95	(1.06)	42,861	3,058
Year Ended December 31, 2000	$72.01	(0.05	)(d)	(9.46)	(9.51)	—	(0.98)	(0.98)	$61.52	(13.22)		2.38	2.38	(0.07)	5,562	3,603
Year Ended December 31, 1999	$62.12	0.11		9.79	9.90	—	(0.01)	(0.01)	$72.01	15.97		2.48	2.35	0.70	30,880	1,288
Mid-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$32.33	(0.25	)(d)	1.86	1.61	—	—	—	$33.94	4.98	%(e)	2.57%	2.57%	(1.47)%	$2,793	109	%(e)
Year Ended December 31, 2003	$24.54	(0.42	)(d)	8.21	7.79	—	—	—	$32.33	31.74		2.70	2.69	(1.53)	5,528	253
Year Ended December 31, 2002	$30.57	(0.48	)(d)	(5.55)	(6.03)	—	—	—	$24.54	(19.73)		3.97	2.95	(1.78)	814	3,727
September 4, 2001 through December 31, 2001(f)	$30.00	(0.17	)(d)	0.87	0.70	—	(0.13)	(0.13)	$30.57	2.35	(e)	8.33	2.79	(1.79)	1,095	1,907	(e)
Small-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$31.88	(0.25	)(d)	1.97	1.72	—	—	—	$33.60	5.40	%(e)	2.49%	2.49%	(1.52)%	$57,784	163	%(e)
Year Ended December 31, 2003	$23.50	(0.40	)(d)	9.98	9.58	—	(1.20)	(1.20)	$31.88	40.71		2.62	2.62	(1.42)	109,792	254
Year Ended December 31, 2002	$30.95	(0.42	)(d)	(7.03)	(7.45)	—	—	—	$23.50	(24.07)		2.99	2.95	(1.55)	10,642	865
September 4, 2001 through December 31, 2001(f)	$30.00	(0.08	)(d)	1.04	0.96	—	(0.01)	(0.01)	$30.95	3.22	(e)	2.76	2.76	(0.89)	15,392	95	(e)
OTC ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$55.13	(0.61	)(d)	1.94 (h)	1.33	—	—	—	$56.46	2.41	%(e)	2.41%	2.41%	(2.18)%	$53,052	612	%(e)
Year Ended December 31, 2003	$39.11	(1.09	)(d)	18.99	17.90	—	(1.88)	(1.88)	$55.13	45.75		2.59	2.59	(2.30)	7,324	868
Year Ended December 31, 2002	$64.33	(1.13	)(d)	(24.09)	(25.22)	—	—	—	$39.11	(39.20)		2.94	2.94	(2.73)	22,478	620
Year Ended December 31, 2001	$94.80	(2.08	)(d)	(28.39)	(30.47)	—	—	—	$64.33	(32.14)		3.45	2.95	(2.25)	990	5,388
August 7, 2000 through December 31, 2000(f)	$150.00	(0.45	)(d)	(54.75)	(55.20)	—	—	—	$94.80	(36.80	)(e)	2.80	2.80	(1.06)	1,054	632	(e)
Large-Cap Value ProFund
Six Months Ended June 30, 2004 (Unaudited)	$38.83	(0.16	)(d)	1.00 (h)	0.84	—	—	—	$39.67	2.16	%(e)	2.75%	2.75%	(0.83)%	$24,951	390	%(e)
Year Ended December 31, 2003	$30.81	(0.24	)(d)	8.26	8.02	—	—	—	$38.83	26.03		2.98	2.86	(0.73)	1,909	1,359
October 1, 2002 through December 31, 2002(f)	$30.00	(0.03	)(d)	1.14	1.11	—	(0.30)	(0.30)	$30.81	3.72	(e)	2.63	2.63	(0.36)	2,780	396	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income (loss) has been calculated using the daily average shares method.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during theperiod.

See accompanying notes to the financial statements.

145

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Large-Cap Growth ProFund
Six Months Ended June 30, 2004 (Unaudited)	$36.05	(0.27	)(c)	0.57 (d)	0.30	—	—	$36.35	0.83	%(e)	2.98%	2.95%	(1.52)%	$3,064	613	%(e)
Year Ended December 31, 2003	$30.46	(0.49	)(c)	7.05	6.56	(0.97)	(0.97)	$36.05	21.54		2.80	2.80	(1.50)	2,525	438
October 1, 2002 through December 31, 2002(f)	$30.00	(0.09	)(c)	0.56	0.47	(0.01)	(0.01)	$30.46	1.55	(e)	2.62	2.62	(1.12)	1,800	180	(e)
Mid-Cap Value ProFund
Six Months Ended June 30, 2004 (Unaudited)	$32.70	(0.15	)(c)	1.84	1.69	—	—	$34.39	5.17	%(e)	2.47%	2.47%	(0.92)%	$15,449	235	%(e)
Year Ended December 31, 2003	$24.49	(0.27	)(c)	8.48	8.21	—	—	$32.70	33.52		2.80	2.80	(0.95)	11,151	600
Year Ended December 31, 2002	$28.73	(0.42	)(c)	(3.82)	(4.24)	—	—	$24.49	(14.76)		3.04	2.95	(1.45)	6,316	1,899
September 4, 2001 through December 31, 2001(f)	$30.00	(0.07	)(c)	(0.29)	(0.36)	(0.91)	(0.91)	$28.73	(1.14	)(e)	3.43	2.77	(0.72)	6,178	1,400	(e)
Mid-Cap Growth ProFund
Six Months Ended June 30, 2004 (Unaudited)	$29.58	(0.31	)(c)	1.35 (d)	1.04	—	—	$30.62	3.52	%(e)	2.77%	2.77%	(2.04)%	$5,928	865	%(e)
Year Ended December 31, 2003	$23.59	(0.61	)(c)	6.60	5.99	—	—	$29.58	25.39		3.12	2.95	(2.28)	991	2,235
Year Ended December 31, 2002	$30.82	(0.63	)(c)	(6.60)	(7.23)	—	—	$23.59	(23.46)		3.56	2.94	(2.43)	2,164	3,616
September 4, 2001 through December 31, 2001(f)	$30.00	(0.25	)(c)	1.26	1.01	(0.19)	(0.19)	$30.82	3.36	(e)	2.94	2.94	(2.48)	3,460	1,062	(e)
Small-Cap Value ProFund
Six Months Ended June 30, 2004 (Unaudited)	$32.38	(0.21	)(c)	2.78	2.57	—	—	$34.95	7.94	%(e)	2.47%	2.47%	(1.27)%	$35,903	236	%(e)
Year Ended December 31, 2003	$24.29	(0.45	)(c)	8.59	8.14	(0.05)	(0.05)	$32.38	33.52		2.73	2.73	(1.59)	14,444	652
Year Ended December 31, 2002	$30.11	(0.62	)(c)	(5.20)	(5.82)	—	—	$24.29	(19.33)		2.97	2.94	(2.03)	10,979	1,650
September 4, 2001 through December 31, 2001(f)	$30.00	(0.14	)(c)	0.42	0.28	(0.17)	(0.17)	$30.11	0.95	(e)	2.90	2.85	(1.41)	36,458	962	(e)
Small-Cap Growth ProFund
Six Months Ended June 30, 2004 (Unaudited)	$29.64	(0.32	)(c)	2.95	2.63	—	—	$32.27	8.87	%(e)	2.72%	2.72%	(2.09)%	$22,730	719	%(e)
Year Ended December 31, 2003	$22.27	(0.55	)(c)	7.97	7.42	(0.05)	(0.05)	$29.64	33.33		2.80	2.80	(2.16)	8,423	1,184
Year Ended December 31, 2002	$30.87	(0.66	)(c)	(5.66)	(6.32)	(2.28)	(2.28)	$22.27	(20.47)		3.25	2.95	(2.45)	1,465	4,550
September 4, 2001 through December 31, 2001(f)	$30.00	(0.26	)(c)	1.48	1.22	(0.35)	(0.35)	$30.87	4.10	(e)	3.96	2.95	(2.65)	638	1,020	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

146

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Six Months Ended June 30, 2004 (Unaudited)	$13.46	(0.06	)(c)	0.78	0.72	—		—	—	$14.18	5.35	%(d)	2.60%	2.60%	(0.83)%	$1,871	471	%(d)
Year Ended December 31, 2003	$9.85	(0.05	)(c)	3.66	3.61	—		—	—	$13.46	36.65		2.79	2.78	(0.48)	11,105	1,593
Year Ended December 31, 2002	$12.25	0.12	(c),(e)	(2.52)	(2.40)	—		—	—	$9.85	(19.59	)(e)	2.14 (e)	1.58 (e)	1.15 (e)	2,667	2,892
Year Ended December 31, 2001	$22.28	0.04	(c)	(10.07)	(10.03)	—		—	—	$12.25	(45.02)		4.78	3.36	0.22	116	11,239
Year Ended December 31, 2000	$40.72	(0.24	)(c)	(13.72)	(13.96)	—		(4.48)	(4.48)	$22.28	(34.07)		5.08	3.54	(0.66)	403	2,381
March 15, 1999 through December 31, 1999(f)	$30.00	0.03		10.69	10.72	—		—	—	$40.72	35.73	(d)	3.58	2.50	0.46	18,960	514	(d)
UltraBull ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$45.09	(0.13	)(c)	2.29	2.16	—		—	—	$47.25	4.79	%(d)	2.03%	2.03%	(0.55)%	$13,326	233	%(d)
Year Ended December 31, 2003	$29.40	(0.41	)(c)	16.10	15.69	—		—	—	$45.09	53.37		2.70	2.70	(1.18)	13,068	723
Year Ended December 31, 2002	$55.17	(0.58	)(c)	(25.19)	(25.77)	—		—	—	$29.40	(46.71)		2.81	2.81	(1.40)	7,828	1,770
Year Ended December 31, 2001	$82.15	(0.88	)(c)	(26.10)	(26.98)	—		—	—	$55.17	(32.84)		2.87	2.87	(1.35)	7,629	1,377
Year Ended December 31, 2000	$116.35	(0.55	)(c)	(33.30)	(33.85)	—		(0.35)	(0.35)	$82.15	(29.12)		2.43	2.43	(0.54)	31,923	1,111
Year Ended December 31, 1999	$90.95	0.40		25.45	25.85	—		(0.45)	(0.45)	$116.35	28.42		2.36	2.34	0.79	70,220	764
UltraMid-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$27.65	(0.20	)(c)	2.74	2.54	—		—	—	$30.19	9.19	%(d)	2.48%	2.48%	(1.38)%	$10,167	192	%(d)
Year Ended December 31, 2003	$16.48	(0.37	)(c)	11.54	11.17	—		—	—	$27.65	67.78		2.87	2.86	(1.75)	6,814	684
Year Ended December 31, 2002	$26.85	(0.41	)(c)	(9.96)	(10.37)	—		—	—	$16.48	(38.62)		3.06	2.95	(1.87)	7,279	2,174
Year Ended December 31, 2001	$32.66	(0.44	)(c)	(5.37)	(5.81)	—		—	—	$26.85	(17.79)		3.07	2.95	(1.49)	2,517	2,125
February 7, 2000 through December 31, 2000(f)	$30.00	(0.17	)(c)	2.83	2.66	—		—	—	$32.66	8.87	(d)	2.74	2.60	(0.54)	2,695	2,468	(d)
UltraSmall-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$18.57	(0.14	)(c)	2.00	1.86	—		—	—	$20.43	10.02	%(d)	2.38%	2.38%	(1.38)%	$23,569	187	%(d)
Year Ended December 31, 2003	$9.37	(0.21	)(c)	9.41	9.20	—		—	—	$18.57	98.19		2.76	2.76	(1.49)	17,036	387
Year Ended December 31, 2002	$16.96	(0.21	)(c)	(7.38)	(7.59)	—		—	—	$9.37	(44.75)		2.87	2.87	(1.49)	2,526	2,196
Year Ended December 31, 2001	$20.59	(0.17	)(c)	(3.46)	(3.63)	—		—	—	$16.96	(17.63)		3.12	2.92	(0.97)	7,497	3,221
February 7, 2000 through December 31, 2000(f)	$30.00	(0.20	)(c)	(9.21)	(9.41)	—		—	—	$20.59	(31.37	)(d)	2.96	2.60	(0.86)	3,589	3,345	(d)
UltraDow 30 ProFund
Six Months Ended June 30, 2004 (Unaudited)	$30.97	(0.13	)(c)	(0.21)	(0.34)	—		—	—	$30.63	(1.10	)%(d)	2.51%	2.51%	(0.84)%	$19,442	250	%(d)
Year Ended December 31, 2003	$20.68	(0.26	)(c)	10.57	10.31	—		(0.02)	(0.02)	$30.97	49.84		2.88	2.88	(1.08)	9,959	1,798
June 3, 2002 through December 31, 2002(f)	$30.00	(0.06	)(c)	(9.26)	(9.32)	—	(h)	—	— (h)	$20.68	(31.06	)(d)	3.42	2.95	(0.44)	11,696	844	(d)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

147

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)		Net Expenses(a)		Net Investment Income (Loss)(a)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraOTC ProFund(c)
Six Months Ended June 30, 2004 (Unaudited)	$20.59	0.03	(d),(f)	0.97	1.00	—	—	—	$21.59	4.86	%(e),(f)	0.02	%(f)	0.02	%(f)	0.45	%(f)	$28,812	53	%(e)
Year Ended December 31, 2003	$10.28	(0.35	)(d)	10.66	10.31	—	—	—	$20.59	100.29		2.56		2.56		(2.23)		30,497	231
Year Ended December 31, 2002	$33.88	(0.39	)(d)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)		2.53		2.53		(2.25)		13,844	522
Year Ended December 31, 2001	$110.90	(0.94	)(d)	(76.08)	(77.02)	—	—	—	$33.88	(69.45)		2.80		2.80		(2.03)		32,712	622
Year Ended December 31, 2000	$487.00	(4.65	)(d)	(353.75)	(358.40)	—	(17.70)	(17.70)	$110.90	(73.96)		2.33		2.33		(1.22)		48,454	801
Year Ended December 31, 1999	$148.40	(3.20)		344.10	340.90	—	(2.30)	(2.30)	$487.00	229.73		2.32		2.30		(1.49)		134,838	670
UltraJapan ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$30.27	(0.40	)(d)	6.45	6.05	—	—	—	$36.32	19.99	%(e)	2.63%		2.63%		(2.34)%		$4,460	—	(e)
Year Ended December 31, 2003	$20.69	(0.75	)(d)	10.33	9.58	—	—	—	$30.27	46.30		2.95		2.95		(2.70)		932	—
Year Ended December 31, 2002	$34.70	(0.89	)(d)	(13.12)	(14.01)	—	—	—	$20.69	(40.37)		3.22		2.95		(2.45)		143	—	(h)
Year Ended December 31, 2001	$66.35	(0.28	)(d)	(31.37)	(31.65)	—	—	—	$34.70	(47.70)		3.29		2.78		(0.60)		140	1,299%
February 7, 2000 through December 31, 2000(i)	$150.00	1.95	(d)	(82.65)	(80.70)	(2.95)	—	(2.95)	$66.35	(53.86	)(e)	3.33		2.60		2.09		843	1,300	(e)
Bear ProFund(j)
Six Months Ended June 30, 2004 (Unaudited)	$33.02	(0.28	)(d)	(1.12)	(1.40)	—	—	—	$31.62	(4.24	)%(e)	2.61%		2.61%		(1.70)%		$4,035	—	(e)
Year Ended December 31, 2003	$44.15	(0.67	)(d)	(10.46)	(11.13)	—	—	—	$33.02	(25.21)		2.73		2.72		(1.67)		4,613	—
Year Ended December 31, 2002	$36.92	(0.59	)(d)	7.82	7.23	—	—	—	$44.15	19.58		2.91		2.91		(1.44)		5,510	—	(h)
Year Ended December 31, 2001	$32.62	(0.12	)(d)	4.42	4.30	—	—	—	$36.92	13.18		3.03		2.95		(0.32)		2,756	1,299%
Year Ended December 31, 2000	$29.86	0.75	(d)	3.87	4.62	(1.86)	—	(1.86)	$32.62	15.54		3.18		2.83		2.43		411	1,299
Year Ended December 31, 1999	$39.76	0.63	(d)	(5.92)	(5.29)	(4.61)	—	(4.61)	$29.86	(13.32)		2.91		2.23		1.69		1,095	1,215
Short Small-Cap ProFund
Six Months Ended June 30, 2004 (Unaudited)	$24.02	(0.19	)(d)	(1.77)	(1.96)	—	—	—	$22.06	(8.16	)%(e)	2.53%		2.53%		(1.62)%		$3,098	—	(e)
Year Ended December 31, 2003	$37.06	(0.54	)(d)	(12.50)	(13.04)	—	—	—	$24.02	(35.19)		2.77		2.76		(1.68)		7,761	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.23	)(d)	7.29	7.06	—	—	—	$37.06	23.53	(e)	2.51		2.51		(0.92)		3,628	—	(e)
Short OTC ProFund
Six Months Ended June 30, 2004 (Unaudited)	$20.79	(0.18	)(d)	(0.89)	(1.07)	—	—	—	$19.72	(5.15	)%(e)	2.65%		2.65%		(1.71)%		$4,007	—	(e)
Year Ended December 31, 2003	$33.52	(0.50	)(d)	(12.23)	(12.73)	—	—	—	$20.79	(37.98)		2.88		2.87		(1.79)		2,125	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.29	)(d)	3.81	3.52	—	—	—	$33.52	11.73	(e)	2.97		2.79		(1.23)		3,305	—	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(d)	Per share net investment income (loss) has been calculated using the daily average shares method.
(e)	Not annualized for periods less than one year.
(f)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.

See accompanying notes to the financial statements.

148

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
UltraBear ProFund(c)
Six Months Ended June 30, 2004 (Unaudited)	$23.53	(0.12	)(d)	(1.79)	(1.91)	—	—	—	$21.62	(8.12	)%(e)	1.91%	1.91%	(1.04)%	$9,120	—	(e)
Year Ended December 31, 2003	$42.26	(0.58	)(d)	(18.15)	(18.73)	—	—	—	$23.53	(44.32)		2.65	2.64	(1.78)	6,941	—
Year Ended December 31, 2002	$30.84	(0.56	)(d)	11.98	11.42	—	—	—	$42.26	37.03		2.68	2.68	(1.40)	9,934	—	(f)
Year Ended December 31, 2001	$25.46	0.07	(d)	5.37	5.44	(0.06)	—	(0.06)	$30.84	21.39		2.80	2.80	0.25	4,708	1,299%
Year Ended December 31, 2000	$21.51	0.54	(d)	4.03	4.57	(0.62)	—	(0.62)	$25.46	21.33		2.57	2.57	2.41	6,682	1,300
Year Ended December 31, 1999	$31.83	0.54		(10.45)	(9.91)	(0.41)	—	(0.41)	$21.51	(31.20)		2.42	2.41	1.21	4,289	1,137
UltraShort Mid-Cap ProFund
January 30, 2004 through June 30, 2004(g) (Unaudited)	$30.00	(0.25	)(d)	(3.02)	(3.27)	—	—	—	$26.73	(10.90	)%(e)	2.95%	2.95%	(2.02)%	$666	—	(e)
UltraShort Small-Cap ProFund
January 30, 2004 through June 30, 2004(g) (Unaudited)	$30.00	(0.19	)(d)	(2.38)	(2.57)	—	—	—	$27.43	(8.57	)%(e)	2.42%	2.42%	(1.48)%	$1,668	—	(e)
UltraShort OTC ProFund(h)
Six Months Ended June 30, 2004 (Unaudited)	$21.92	(0.16	)(d)	(2.26)	(2.42)	—	—	—	$19.50	(11.04	)%(e)	2.41%	2.41%	(1.48)%	$6,992	—	(e)
Year Ended December 31, 2003	$59.49	(0.50	)(d)	(37.07)	(37.57)	—	—	—	$21.92	(63.15)		2.65	2.65	(1.57)	9,590	—
Year Ended December 31, 2002	$41.04	(0.66	)(d)	20.09	19.43	(0.98)	—	(0.98)	$59.49	47.41		2.76	2.76	(1.10)	5,290	—	(f)
Year Ended December 31, 2001	$47.50	0.33	(d)	(4.37)	(4.04)	(2.42)	—	(2.42)	$41.04	(8.21)		2.92	2.92	0.66	3,675	1,257%
Year Ended December 31, 2000	$46.37	0.52	(d)	1.03	1.55	(0.42)	—	(0.42)	$47.50	3.42		2.42	2.42	1.57	1,381	1,300
Year Ended December 31, 1999	$243.60	1.11		(197.45)	(196.34)	(0.89)	—	(0.89)	$46.37	(80.62)		2.46	2.45	1.21	1,010	1,185
Banks UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$35.12	(0.04	)(d)	0.23 (i)	0.19	—	—	—	$35.31	0.54	%(e)	3.09%	2.95%	(0.18)%	$2,912	250	%(e)
Year Ended December 31, 2003	$25.52	(0.14	)(d)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04		5.63	2.95	(0.41)	1,097	1,869
Year Ended December 31, 2002	$28.76	(0.21	)(d)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)		5.94	2.93	(0.73)	39	2,674
September 4, 2001 through December 31, 2001(g)	$30.00	0.18	(d)	(1.42)	(1.24)	—	—	—	$28.76	(4.13	)(e)	4.05	2.80	2.06	24	350	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income (loss) has been calculated using the daily average shares method.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(g)	Period from commencement of operations.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

149

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Basic Materials UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$33.11	(0.20	)(c)	(0.62)	(0.82)	$32.29	(2.48	)%(d)	2.81%	2.81%	(1.24)%	$1,087	366	%(d)
Year Ended December 31, 2003	$22.63	(0.16	)(c)	10.64	10.48	$33.11	46.31		3.24	2.95	(0.60)	8,210	1,521
Year Ended December 31, 2002	$28.95	(0.40	)(c)	(5.92)	(6.32)	$22.63	(21.83)		4.48	2.95	(1.45)	15	10,105
September 4, 2001 through December 31, 2001(e)	$30.00	—	(c)	(1.05)	(1.05)	$28.95	(3.50	)(d)	5.20	2.95	—	19	913	(d)
Biotechnology UltraSector ProFund(f)
Six Months Ended June 30, 2004 (Unaudited)	$38.46	(0.54	)(c)	2.77 (g)	2.23	$40.69	5.80	%(d)	2.91%	2.91%	(2.62)%	$950	284	%(d)
Year Ended December 31, 2003	$24.01	(0.90	)(c)	15.35	14.45	$38.46	60.18		2.93	2.92	(2.59)	1,484	2,288
Year Ended December 31, 2002	$52.39	(0.74	)(c)	(27.64)	(28.38)	$24.01	(54.17)		3.89	2.92	(2.42)	405	2,527
Year Ended December 31, 2001	$82.70	(1.10	)(c)	(29.21)	(30.31)	$52.39	(36.65)		3.59	2.95	(1.99)	1,238	1,266
June 19, 2000 through December 31, 2000(e)	$100.00	(0.70	)(c)	(16.60)	(17.30)	$82.70	(17.30	)(d)	3.04	2.64	(1.34)	1,031	1,554	(d)
Consumer Cyclical UltraSector ProFund
January 30, 2004 through June 30, 2004(e) (Unaudited)	$30.00	(0.29	)(c)	(0.03)	(0.32)	$29.68	(1.07	)%(d)	4.23%	2.95%	(2.29)%	$7	2,573	%(d)
Consumer Non-Cyclical UltraSector ProFund
January 30, 2004 through June 30, 2004(e) (Unaudited)	$30.00	—	(c),(h)	3.11 (g)	3.11	$33.11	10.37	%(d)	3.05%	2.95%	(0.02)%	$570	974	%(d)
Energy UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$15.13	(0.10	)(c)	2.90	2.80	$17.93	18.51	%(d)	2.79%	2.79%	(1.23)%	$7,769	473	%(d)
Year Ended December 31, 2003	$11.52	(0.14	)(c)	3.75	3.61	$15.13	31.34		3.09	2.94	(1.12)	3,956	2,032
Year Ended December 31, 2002	$15.65	(0.21	)(c)	(3.92)	(4.13)	$11.52	(26.39)		3.26	2.93	(1.37)	263	2,399
Year Ended December 31, 2001	$20.72	(0.09	)(c)	(4.98)	(5.07)	$15.65	(24.47)		3.75	2.95	(0.47)	335	1,610
June 19, 2000 through December 31, 2000(e)	$20.00	(0.11	)(c)	0.83	0.72	$20.72	3.60	(d)	4.14	2.91	(1.03)	1,059	2,784	(d)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

150

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Financial UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$22.04	(0.08	)(c)	0.38 (d)	0.30	$22.34	1.36	%(e)	2.88%	2.88%	(0.74)%	$2,304	462	%(e)
Year Ended December 31, 2003	$15.50	(0.14	)(c)	6.68	6.54	$22.04	42.19		3.27	2.95	(0.75)	2,646	2,340
Year Ended December 31, 2002	$20.82	(0.21	)(c)	(5.11)	(5.32)	$15.50	(25.55)		3.40	2.89	(1.11)	205	2,267
Year Ended December 31, 2001	$25.32	(0.08	)(c)	(4.42)	(4.50)	$20.82	(17.77)		3.51	2.95	(0.37)	425	1,060
June 19, 2000 through December 31, 2000(f)	$20.00	0.06	(c)	5.26	5.32	$25.32	26.60	(e)	3.34	2.95	0.45	3,898	2,277	(e)
Healthcare UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$13.44	(0.11	)(c)	0.47 (d)	0.36	$13.80	2.68	%(e)	2.98%	2.95%	(1.56)%	$2,208	758	%(e)
Year Ended December 31, 2003	$10.81	(0.21	)(c)	2.84	2.63	$13.44	24.33		4.54	2.95	(1.77)	424	1,904
Year Ended December 31, 2002	$16.93	(0.20	)(c)	(5.92)	(6.12)	$10.81	(36.15)		4.83	2.95	(1.52)	105	1,884
Year Ended December 31, 2001	$22.56	(0.18	)(c)	(5.45)	(5.63)	$16.93	(24.96)		3.58	2.95	(1.02)	468	1,143
June 19, 2000 through December 31, 2000(f)	$20.00	(0.11	)(c)	2.67	2.56	$22.56	12.80	(e)	3.34	2.95	(0.94)	1,632	1,011	(e)
Industrial UltraSector ProFund
January 30, 2004 through June 30, 2004(f) (Unaudited)	$30.00	(0.07	)(c)	2.33	2.26	$32.26	7.53	%(e)	3.11%	2.95%	(0.51)%	$4,075	421	%(e)
Internet UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$58.72	(0.75	)(c)	9.78	9.03	$67.75	15.38	%(e)	2.58%	2.58%	(2.35)%	$4,985	361	%(e)
Year Ended December 31, 2003	$25.90	(1.21	)(c)	34.03	32.82	$58.72	126.72		2.74	2.73	(2.50)	3,741	932
Year Ended December 31, 2002	$62.37	(0.80	)(c)	(35.67)	(36.47)	$25.90	(58.47)		3.04	2.90	(2.47)	765	1,867
Year Ended December 31, 2001	$270.50	(1.53	)(c)	(206.60)	(208.13)	$62.37	(76.94)		4.59	2.95	(2.24)	1,014	1,742
June 19, 2000 through December 31, 2000(f)	$1,000.00	(2.50	)(c)	(727.00)	(729.50)	$270.50	(72.95	)(e)	5.20	2.79	(0.63)	181	2,401	(e)
Pharmaceuticals UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$11.28	(0.06	)(c)	(0.33)	(0.39)	$10.89	(3.46	)%(e)	2.94%	2.94%	(1.03)%	$2,641	371	%(e)
Year Ended December 31, 2003	$10.54	(0.16	)(c)	0.90 (d)	0.74	$11.28	7.02		3.20	2.95	(1.50)	892	4,437
Year Ended December 31, 2002	$16.29	(0.05	)(c)	(5.70)	(5.75)	$10.54	(35.30)		3.38	2.91	(0.44)	221	2,548
Year Ended December 31, 2001	$23.13	(0.07	)(c)	(6.77)	(6.84)	$16.29	(29.57)		3.33	2.95	(0.40)	440	1,469
June 28, 2000 through December 31, 2000(f)	$20.00	(0.19	)(c)	3.32	3.13	$23.13	15.65	(e)	3.56	2.94	(1.72)	5,700	1,486	(e)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

151

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratio to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(a)	Net Investment (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Precious Metals UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$35.63	(0.23	)(c)	(11.14)	(11.37)	—	—	—	$24.26	(31.91	)%(d)	2.56%	2.56%	(1.59)%	$2,014	—	(d)
Year Ended December 31, 2003	$22.67	(0.43	)(c)	13.39	12.96	—	—	—	$35.63	57.17		2.69	2.68	(1.67)	5,584	—
June 3, 2002 through December 31, 2002(e)	$30.00	(0.18	)(c)	(7.15)	(7.33)	—	—	—	$22.67	(24.43	)(d)	3.25	2.94	(1.44)	1,790	—	(d)
Real Estate UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$26.64	0.32	(c)	0.85 (f)	1.17	(0.16)	—	(0.16)	$27.65	4.31	%(d)	2.57%	2.57%	2.33%	$5,185	663	%(d)
Year Ended December 31, 2003	$19.09	0.40	(c)	8.35	8.75	(1.20)	—	(1.20)	$26.64	47.80		2.84	2.84	1.82	8,557	2,478
Year Ended December 31, 2002	$21.75	(0.03	)(c)	(1.44)	(1.47)	(0.88)	(0.31)	(1.19)	$19.09	(7.42)		3.04	2.93	(0.11)	72	4,862
Year Ended December 31, 2001	$21.73	0.42	(c)	1.25	1.67	(1.28)	(0.37)	(1.65)	$21.75	7.79		2.99	2.95	1.81	788	2,461
June 19, 2000 through December 31, 2000(e)	$20.00	0.89	(c)	1.67	2.56	(0.68)	(0.15)	(0.83)	$21.73	12.73	(d)	3.10	2.58	7.96	5,994	1,617	(d)
Semiconductor UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$27.65	(0.28	)(c)	(5.00)	(5.28)	—	—	—	$22.37	(19.10	)%(d)	2.65%	2.65%	(2.17)%	$3,789	211	%(d)
Year Ended December 31, 2003	$11.33	(0.52	)(c)	16.84	16.32	—	—	—	$27.65	144.04		2.76	2.76	(2.38)	4,975	1,116
Year Ended December 31, 2002	$38.28	(0.57	)(c)	(26.38)	(26.95)	—	—	—	$11.33	(70.40)		3.34	2.91	(2.33)	418	1,926
Year Ended December 31, 2001	$58.00	(0.87	)(c)	(18.85)	(19.72)	—	—	—	$38.28	(34.00)		3.89	2.95	(2.01)	999	1,439
June 19, 2000 through December 31, 2000(e)	$200.00	(0.40	)(c)	(141.60)	(142.00)	—	—	—	$58.00	(71.00	)(d)	4.17	2.94	(0.73)	285	1,456	(d)
Technology UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$26.85	(0.32	)(c)	(0.79)	(1.11)	—	—	—	$25.74	(4.13	)%(d)	2.86%	2.86%	(2.44)%	$641	317	%(d)
Year Ended December 31, 2003	$15.80	(0.51	)(c)	11.56	11.05	—	—	—	$26.85	69.94		3.19	2.95	(2.35)	727	1,689
Year Ended December 31, 2002	$36.93	(0.50	)(c)	(20.63)	(21.13)	—	—	—	$15.80	(57.22)		2.97	2.49	(1.96)	160	1,491
Year Ended December 31, 2001	$76.50	(0.86	)(c)	(38.71)	(39.57)	—	—	—	$36.93	(51.73)		3.88	2.95	(1.87)	575	1,177
June 19, 2000 through December 31, 2000(e)	$200.00	(0.70	)(c)	(122.80)	(123.50)	—	—	—	$76.50	(61.75	)(d)	5.93	2.92	(1.09)	228	1,088	(d)
Telecommunications UltraSector ProFund(h)
Six Months Ended June 30, 2004 (Unaudited)	$16.58	0.07	(c)	0.23	0.30	—	—	—	$16.88	1.81	%(d)	3.09%	2.95%	0.78%	$157	996	%(d)
Year Ended December 31, 2003	$16.75	0.30	(c)	(0.36)	(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)		4.22	2.95	1.78	1,469	3,034
Year Ended December 31, 2002	$37.09	(0.26	)(c)	(20.08)	(20.34)	—	—	—	$16.75	(54.84)		3.99	2.93	(1.41)	340	3,606
Year Ended December 31, 2001	$50.80	2.06	(c)	(15.77)	(13.71)	—	—	—	$37.09	(26.99)		4.71	2.95	4.13	165	2,713
June 19, 2000 through December 31, 2000(e)	$100.00	0.45	(c)	(49.65)	(49.20)	—	—	—	$50.80	(49.20	)(d)	5.38	2.60	1.21	154	1,515	(d)

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

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Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)		Net Expenses(a)		Net Investment Income (Loss)(a)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Utilities UltraSector ProFund
Six Months Ended June 30, 2004 (Unaudited)	$12.62	(0.01	)(c)	0.44	0.43	—	—	—	—	$13.05	3.41	%(d)	2.94%		2.94%		(0.09)%		$3,242	579	%(d)
Year Ended December 31, 2003	$9.83	0.01	(c)	2.78	2.79	—	—	—	—	$12.62	28.38		3.17		2.95		0.09		2,353	2,402
Year Ended December 31, 2002	$15.95	—	(c),(e)	(5.99)	(5.99)	(0.13)	—	—	(0.13)	$9.83	(37.53)		3.66		2.95		(0.03)		3,247	2,370
Year Ended December 31, 2001	$28.02	0.10	(c)	(12.17)	(12.07)	—	—	—	—	$15.95	(43.08)		6.52		2.95		0.44		664	3,101
July 26, 2000 through December 31, 2000(f)	$20.00	0.28	(c)	7.74	8.02	—	—	—	—	$28.02	40.10	(d)	3.74		2.92		2.52		1,912	1,811	(d)
Wireless Communications UltraSector ProFund(g)
Six Months Ended June 30, 2004 (Unaudited)	$10.38	(0.13	)(c)	3.91	3.78	—	—	—	—	$14.16	36.42	%(d)	2.70%		2.70%		(1.93)%		$5,187	523	%(d)
Year Ended December 31, 2003	$6.37	(0.17	)(c)	4.18 (h)	4.01	—	—	—	—	$10.38	62.95		3.15		2.94		(2.16)		566	2,818
Year Ended December 31, 2002	$32.69	(0.11	)(c)	(26.21)	(26.32)	—	—	—	—	$6.37	(80.51)		3.26		2.90		(1.34)		250	3,129
Year Ended December 31, 2001	$56.80	(0.78	)(c)	(23.33)	(24.11)	—	—	—	—	$32.69	(42.45)		4.34		2.95		(1.37)		101	2,512
June 19, 2000 through December 31, 2000(f)	$200.00	(0.50	)(c)	(142.70)	(143.20)	—	—	—	—	$56.80	(71.60	)(d)	4.56		2.91		(0.92)		174	2,165	(d)
U.S. Government Plus ProFund
Six Months Ended June 30, 2004 (Unaudited)	$31.33	0.26	(c)	(1.18)	(0.92)	(0.34)	—	—	(0.34)	$30.07	(2.96	)%(d)	2.27%		2.27%		1.66%		$4,350	2,815	%(d)
Year Ended December 31, 2003	$33.76	(0.12	)(c)	(1.26)	(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)		2.57		2.57		(0.37)		1,430	3,932
May 1, 2002 through December 31, 2002(f)	$30.00	(0.14	)(c)	4.99	4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	(d)	2.92		2.69		(0.61)		9,215	836	(d)
Rising Rates Opportunity ProFund
Six Months Ended June 30, 2004 (Unaudited)	$23.37	(0.17	)(c)	0.04	(0.13)	—	—	—	—	$23.24	(0.56	)%(d)	2.41%		2.41%		(1.50)%		$58,091	—	(d)
Year Ended December 31, 2003	$24.50	(0.39	)(c)	(0.74)	(1.13)	—	—	—	—	$23.37	(4.61)		2.57		2.57		(1.61)		20,423	—
May 1, 2002 through December 31, 2002(f)	$30.00	(0.27	)(c)	(5.23)	(5.50)	—	—	—	—	$24.50	(18.33	)(d)	2.94		2.94		(1.56)		1,956	—	(d)
Money Market ProFund
Six Months Ended June 30, 2004 (Unaudited)	$1.000	—	(i),(j)	— (j)	— (j)	— (j)	—	—	— (j)	$1.000	0.02	%(d)	1.10	%(i)	1.10	%(i)	0.04	%(i)	$82,391	—	(d)
Year Ended December 31, 2003	$1.000	—	(i),(j)	— (j)	— (j)	— (j)	—	—	— (j)	$1.000	0.05		1.18	(I)	1.18	(I)	0.06	(I)	105,320	—
Year Ended December 31, 2002	$1.000	0.001	(c),(i)	—	0.001	(0.001)	—	—	(0.001)	$1.000	0.06		1.78	(I)	1.72	(I)	0.06	(I)	173,646	—
Year Ended December 31, 2001	$1.000	0.022	(i)	—	0.022	(0.022)	—	—	(0.022)	$1.000	2.26		2.06	(I)	2.06	(I)	2.39	(I)	100,175	—
Year Ended December 31, 2000	$1.000	0.046	(i)	—	0.046	(0.046)	—	—	(0.046)	$1.000	4.69		1.85	(I)	1.85	(I)	4.65	(I)	165,838	—
Year Ended December 31, 1999	$1.000	0.034	(i)	—	0.034	(0.034)	—	—	(0.034)	$1.000	3.44		1.83	(I)	1.83	(I)	3.45	(I)	107,944	—

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(i)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(j)	Amount is less than $0.0005.

See accompanying notes to the financial statements.

153

PROFUNDS

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. Deutsche Asset Management, Inc. is the investment advisor to the Scudder Cash Management Portfolio (the “Portfolio”) in which the Money Market ProFund invests its assets. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Industrial UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Portfolio, an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of June 30, 2004 was approximately 4.5%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the Money Market ProFund’s financial statements.

Under the ProFunds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds. In addition, in the normal course of business, ProFunds enter into contracts with their vendors and others that provide for general indemnifications. ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued

154

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

The ProFunds require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

155

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Index Options and Options on Futures Contracts

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund.

156

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreement are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

The Money Market ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Money Market ProFund accrues its own expenses.

Distributions to Shareholders

Each of the ProFunds (except Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund) intends to declare and distribute net investment income at least annually. Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Therefore, no federal income tax provision is necessary.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Industrial UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund,

157

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.70%, 0.90% and 0.50%, respectively.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, the Advisor may receive 0.35% of the Money Market ProFund’s average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

Under a Distribution and Service Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

During the period ended June 30, 2004, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $923,219 for the period ended June 30, 2004.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each Board meeting. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

158

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period ending December 31, 2004 in order to limit the annual operating expenses as follows:

	Investor Class	Service Class
Bull ProFund	1.49%	2.49%
Mid-Cap ProFund	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%
OTC ProFund	1.95%	2.95%
Large-Cap Value ProFund	1.77%	2.77%
Large-Cap Growth ProFund	1.95%	2.95%
Mid-Cap Value ProFund	1.95%	2.95%
Mid-Cap Growth ProFund	1.79%	2.79%
Small-Cap Value ProFund	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%
UltraMid-Cap ProFund	1.55%	2.55%
UltraSmall-Cap ProFund	1.95%	2.95%
UltraDow 30 ProFund	1.58%	2.58%
UltraOTC ProFund	1.95%	2.95%
UltraJapan ProFund	1.75%	2.75%
Bear ProFund	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%
Short OTC ProFund	1.79%	2.79%
UltraBear ProFund	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.95%	2.95%
UltraShort Small-Cap ProFund	1.95%	2.95%
UltraShort OTC ProFund	1.95%	2.95%
Banks UltraSector ProFund	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%
Consumer Cyclical UltraSector ProFund	1.95%	2.95%
Consumer Non-Cyclical UltraSector ProFund	1.95%	2.95%
Energy UltraSector ProFund	1.95%	2.95%
Financial UltraSector ProFund	1.95%	2.95%
Healthcare UltraSector ProFund	1.95%	2.95%
Industrial UltraSector ProFund	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%
Wireless Communications UltraSector ProFund	1.95%	2.95%
U.S. Government Plus ProFund	1.29%	2.29%
Rising Rates Opportunity ProFund	1.95%	2.95%

159

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed any expense limitation in place at that time. As of June 30, 2004, the repayments that may potentially be made by the ProFunds are as follows:

	Expires 2004	Expires 2005	Expires 2006	Expires 2007
Bull ProFund	$—	$—	$—	$7,097
Mid-Cap ProFund	23,183	48,238	—	—
OTC ProFund	16,772	—	—	—
Large-Cap Value ProFund	—	—	21,354	—
Large-Cap Growth ProFund	—	—	—	1,730
Mid-Cap Value ProFund	—	19,338	—	—
Mid-Cap Growth ProFund	—	40,346	15,904	—
Small-Cap Growth ProFund	—	41,424	—	—
Europe 30 ProFund	71,508	18,691	—	—
UltraMid-Cap ProFund	46,469	45,766	—	—
UltraDow 30 ProFund	—	11,224	—	—
UltraJapan ProFund	18,779	37,655	—	—
Bear ProFund	9,671	—	—	—
Short OTC ProFund	—	9,406	—	—
Banks UltraSector ProFund	5,087	44,063	36,518	5,524
Basic Materials UltraSector ProFund	7,074	57,167	14,154	—
Biotechnology UltraSector ProFund	46,884	47,051	—	—
Consumer Cyclical UltraSector ProFund	—	—	—	5,442
Consumer Non-Cyclical UltraSector ProFund	—	—	—	2,456
Energy UltraSector ProFund	47,527	31,685	9,596	—
Financial UltraSector ProFund	56,852	33,193	17,346	—
Healthcare UltraSector ProFund	34,448	42,551	37,216	1,583
Industrial UltraSector ProFund	—	—	—	4,940
Internet UltraSector ProFund	42,216	20,620	—	—
Pharmaceuticals UltraSector ProFund	22,448	38,251	11,723	—
Precious Metals UltraSector ProFund	—	21,246	—	—
Real Estate UltraSector ProFund	5,325	23,454	—	—
Semiconductor UltraSector ProFund	50,804	31,258	—	—
Technology UltraSector ProFund	42,984	29,917	15,830	—
Telecommunications UltraSector ProFund	45,544	18,182	25,088	3,628
Utilities UltraSector ProFund	60,354	22,254	16,827	—
Wireless Communications UltraSector ProFund	40,103	13,318	11,930	—
U.S. Government Plus ProFund	—	11,913	—	—

160

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
Bull ProFund	$326,824,484	$257,766,966
Mid-Cap ProFund	78,833,940	82,637,842
Small-Cap ProFund	126,124,320	183,972,052
OTC ProFund	637,337,440	605,584,698
Large-Cap Value ProFund	149,322,042	117,051,671
Large-Cap Growth ProFund	91,397,234	81,071,843
Mid-Cap Value ProFund	194,355,611	253,647,909
Mid-Cap Growth ProFund	95,993,097	88,706,790
Small-Cap Value ProFund	263,256,644	292,531,067
Small-Cap Growth ProFund	313,583,494	258,344,518
Europe 30 ProFund	128,229,467	126,192,633
UltraBull ProFund	296,086,722	264,674,824
UltraMid-Cap ProFund	175,373,954	128,049,210
UltraSmall-Cap ProFund	282,433,843	252,469,808
UltraDow 30 ProFund	104,077,491	84,912,363
UltraOTC ProFund	216,578,793	252,538,954
Banks UltraSector ProFund	37,289,474	18,547,858
Basic Materials UltraSector ProFund	45,423,388	66,035,926
Biotechnology UltraSector ProFund	34,323,756	30,470,477
Consumer Cyclical UltraSector ProFund	18,478,903	18,110,755
Consumer Non-Cyclical UltraSector ProFund	39,976,390	36,991,374
Energy UltraSector ProFund	110,642,730	109,161,125
Financial UltraSector ProFund	42,640,857	39,457,925
Healthcare UltraSector ProFund	52,403,952	49,428,028
Industrial UltraSector ProFund	339,594,765	280,665,047
Internet UltraSector ProFund	151,684,511	128,638,025
Pharmaceuticals UltraSector ProFund	32,448,871	31,801,767
Real Estate UltraSector ProFund	284,154,121	267,792,158
Semiconductor UltraSector ProFund	62,121,238	69,205,175
Technology UltraSector ProFund	22,640,938	20,060,258
Telecommunications UltraSector ProFund	27,966,289	30,946,033
Utilities UltraSector ProFund	41,908,181	48,211,550
Wireless Communications UltraSector ProFund	124,714,564	107,030,515
U.S. Government Plus ProFund*	422,567,119	385,208,835

*	U.S. Government Plus ProFund represents U.S. government securities.

5.	Concentration Risk

Each UltraSector ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value, Large-Cap Growth, Europe 30, UltraDow 30, U.S. Government Plus, Short OTC, Short Small-Cap, UltraShort Mid-Cap, UltraShort Small-Cap and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

161

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003 (except as noted below), the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
Bull ProFund	$—	$—	$9,258,549	$1,992,681	$16,069,051	$27,320,281
Large-Cap Value ProFund *	—	—	—	—	7,381,990	7,381,990
Mid-Cap Value ProFund*	—	—	—	248,374	—	248,374
Mid-Cap Growth ProFund*	—	—	—	—	153,036	153,036
Europe 30 ProFund	—	1,270,802	2,017,827	367,681	150,951	3,807,261
UltraBull ProFund	—	6,257,921	40,440,048	40,128,771	—	86,826,740
UltraMid-Cap ProFund*	—	369,579	24,122,480	9,759,870	4,387,266	38,639,195
UltraSmall-Cap ProFund*	—	—	—	27,861,761	—	27,861,761
UltraOTC ProFund	—	68,463,350	816,164,498	463,333,932	100,222,717	1,448,184,497
UltraJapan ProFund	—	272,628	4,957,917	12,191,300	—	17,421,845
Bear ProFund	—	—	—	—	17,600,174	17,600,174
Short Small-Cap ProFund*	—	—	—	—	23,029,868	23,029,868
Short OTC ProFund*	—	—	—	202,576	12,957,772	13,160,348
UltraBear ProFund	—	9,179,616	—	—	71,819,337	80,998,953
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	221,796,909
Banks UltraSector ProFund*	—	—	—	—	103,765	103,765
Basic Materials UltraSector	—	—	43,782	3,176,290	201,408	3,421,480
Biotechnology UltraSector	—	801,852	6,914,824	5,470,800	663,988	13,851,464
Energy UltraSector ProFund*	—	506,323	3,368,358	78,520	18,074	3,971,275
Financial UltraSector ProFund*	—	2,513,967	5,060,053	404,797	868,632	8,847,449
Healthcare UltraSector ProFund*	—	609,072	1,079,973	5,272,420	577,068	7,538,533
Internet UltraSector ProFund*	—	—	506,890	4,387,428	—	4,894,318
Pharmaceuticals UltraSector ProFund*	—	1,785,536	1,213,236	1,731,479	2,203,059	6,933,310
Real Estate UltraSector ProFund*	—	905,981	957,144	2,553,791	—	4,416,916
Semiconductor UltraSector ProFund*	—	—	1,714,066	3,163,744	—	4,877,810
Technology UltraSector ProFund*	—	—	5,347,337	3,453,943	—	8,801,280
Telecommunications UltraSector ProFund*	—	21,460	3,178,288	355,821	1,612,185	5,167,754
Utilities UltraSector ProFund*	—	—	1,480,771	579,635	—	2,060,406
Wireless Communications UltraSector ProFund*	—	603,778	5,474,258	2,323,178	6,366,011	14,767,225
U.S. Government Plus ProFund*	—	—	—	—	2,091,188	2,091,188

*	Information reflected as of the ProFund’s tax year end of October 31, 2003.

162

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$242,107,835	$13,174,690	$(16,500,318)	$(3,325,628)
Mid-Cap ProFund	85,720,387	13,377,748	(4,317,149)	9,060,599
Small-Cap ProFund	138,108,329	1,594,610	(1,004,046)	590,564
OTC ProFund	124,682,636	16,459,490	(16,827,988)	(368,498)
Large-Cap Value ProFund	63,394,227	3,593,140	(3,727,872)	(134,732)
Large-Cap Growth ProFund	15,822,170	1,644,447	(914,340)	730,107
Mid-Cap Value ProFund	51,987,358	5,393,421	(2,105,756)	3,287,665
Mid-Cap Growth ProFund	12,032,047	2,247,403	(1,647,829)	599,574
Small-Cap Value ProFund	108,195,087	13,190,309	(9,226,573)	3,963,736
Small-Cap Growth ProFund	77,187,470	8,028,918	(6,044,966)	1,983,952
Europe 30 ProFund	39,745,051	2,708,578	(2,482,886)	225,692
UltraBull ProFund	211,764,178	27,218,256	(56,557,261)	(29,339,005)
UltraMid-Cap ProFund	125,011,206	9,338,615	(7,517,365)	1,821,250
UltraSmall-Cap ProFund	220,834,974	1,451,803	(2,858,568)	(1,406,765)
UltraDow 30 ProFund	61,905,257	3,430,861	(2,016,870)	1,413,991
UltraOTC ProFund	646,694,794	134,704,447	(351,969,824)	(217,265,377)
UltraJapan ProFund	77,215,575	8,413,435	(5,503,260)	2,910,175
Bear ProFund	39,177,380	—	(1,890)	(1,890)
Short Small-Cap ProFund	50,389,535	—	(1,212)	(1,212)
Short OTC ProFund	18,917,900	—	(1,360)	(1,360)
UltraBear ProFund	94,723,600	—	(10,800)	(10,800)
UltraShort Mid-Cap ProFund	4,787,180	—	(620)	(620)
UltraShort Small-Cap ProFund	26,612,860	—	(1,500)	(1,500)
UltraShort OTC ProFund	180,555,700	—	(4,080)	(4,080)
Banks UltraSector ProFund	27,367,888	651,406	(710,881)	(59,475)
Basic Materials UltraSector ProFund	14,602,124	793,894	(912,466)	(118,572)
Biotechnology UltraSector ProFund	14,690,188	3,100,877	(3,477,789)	(376,912)
Consumer Cyclical UltraSector ProFund	476,281	21,729	(15,747)	5,982
Consumer Non-Cyclical UltraSector ProFund	3,761,420	36,016	—	36,016
Energy UltraSector ProFund	37,974,648	4,195,233	(3,605,728)	589,505
Financial UltraSector ProFund	9,625,334	1,041,296	(1,182,193)	(140,897)
Healthcare UltraSector ProFund	9,128,630	680,415	(715,880)	(35,465)
Industrial UltraSector ProFund	89,732,745	1,149,680	(350,999)	798,681
Internet UltraSector ProFund	62,778,890	11,747,686	(7,999,583)	3,748,103
Pharmaceuticals UltraSector ProFund	9,895,207	775,634	(1,180,011)	(404,377)
Precious Metals UltraSector ProFund	38,360,000	—	—	—
Real Estate UltraSector ProFund	37,911,353	2,908,523	(2,773,990)	134,533
Semiconductor UltraSector ProFund	37,140,153	5,451,195	(9,729,742)	(4,278,547)
Technology UltraSector ProFund	10,934,504	1,534,862	(2,195,901)	(661,039)
Telecommunications UltraSector ProFund	2,307,785	278,423	(463,256)	(184,833)
Utilities UltraSector ProFund	6,526,028	678,070	(641,346)	36,724
Wireless Communications UltraSector ProFund	37,561,685	4,829,229	(2,150,518)	2,678,711
U.S. Government Plus ProFund	49,499,189	111,874	(261,238)	(149,364)
Rising Rates Opportunity ProFund	705,745,376	—	(10,229)	(10,229)

163

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Certificates of Deposit and Bank Notes 32.3%
	Principal Amount	Value
ABN AMRO Bank NV:
1.17%, 1/3/2005	$70,000,000	$70,000,000
1.2%, 10/19/2004	30,000,000	30,002,730
Alliance & Leicester PLC, 1.245%, 10/27/2004	75,000,000	74,988,998
Bank of Montreal, 1.25%, 7/1/2004	377,173,171	377,173,171
Barclays Bank PLC:
1.21%, 10/19/2004	40,000,000	40,003,640
1.21%, 10/19/2004	25,000,000	24,971,667
1.27%, 1/12/2005	50,000,000	50,001,243
BNP Paribas SA, 1.105%, 8/10/2004	125,000,000	125,000,693
Citibank New York NA, 1.09%, 7/28/2004	100,000,000	100,000,000
Credit Agricole Indosuez SA:
1.1%, 7/6/2004	50,000,000	50,000,000
1.125%, 9/21/2004	55,000,000	55,000,623
1.2%, 12/31/2004	100,000,000	100,000,000
1.27%, 12/31/2004	20,000,000	20,001,897
Credit Lyonnais AG, 1.11%, 9/24/2004	100,000,000	100,000,000
Danske Corp., 1.11%, 7/19/2004	50,000,000	49,999,753
Dexia Bank SA:
1.313%, 7/1/2004	312,500,000	312,500,000
1.5%, 7/2/2004	150,000,000	150,000,000
Dresdner Bank SA, 1.313%, 7/1/2004	400,000,000	400,000,000
HBOS Treasury Services PLC:
1.08%, 9/27/2004	20,000,000	20,000,000
1.1%, 7/30/2004	105,000,000	105,000,000
HSBC Bank USA:
1.11%, 7/19/2004	50,000,000	49,999,753
1.32%, 1/18/2005	50,000,000	50,000,000
Landesbank Baden Wurttemberg:
1.119%, 9/10/2004	40,000,000	39,998,445
1.33%, 8/10/2004	55,000,000	55,004,806
Landesbank Hessen–Thuringen Girozentrale:
1.26%, 10/28/2004	50,000,000	49,960,180
1.31%, 8/6/2004	30,000,000	30,002,039
Natexis Banque Popularies:
1.095%, 8/25/2004	50,000,000	49,999,620
1.115%, 8/11/2004	50,000,000	50,000,268
1.165%, 12/13/2004	40,000,000	39,995,447
1.24%, 10/20/2004	60,000,000	59,996,319
National Australia Bank Ltd., 1.28%, 1/13/2005	40,000,000	40,000,000
Nationwide Building Society, 1.1%, 9/9/2004	36,000,000	36,000,696
Norddeutsche Landesbank Girozentrale:
1.1%, 7/14/2004	50,000,000	49,999,822
1.26%, 7/26/2004	95,000,000	94,999,029
Nordea Bank Finland PLC, 1.223%, 12/20/2004	30,000,000	29,997,247

Certificates of Deposit and Bank Notes, continued
	Principal Amount	Value
Societe Generale:
1.083%, 12/6/2004	$90,000,000	$89,989,151
1.13%, 7/7/2004	70,000,000	70,000,000
1.185%, 1/4/2005	20,000,000	20,000,000
SouthTrust Bank NA, 1.08%, 9/7/2004	20,000,000	20,000,000
Toronto Dominion Bank, 1.14%, 12/30/2004	25,000,000	25,000,000
UniCredito Italiano SpA:
1.09%, 7/27/2004	125,000,000	124,999,100
1.105%, 8/17/2004	50,000,000	50,000,324
1.11%, 8/10/2004	65,000,000	65,000,000
1.18%, 8/16/2004	65,000,000	65,000,000
Wells Fargo Bank, 1.25%, 7/1/2004	500,000,000	500,000,000
Westdeutsche Landesbank AG, 1.41%, 9/3/2004	120,000,000	120,002,101

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $4,130,588,762)		4,130,588,762

US Government Sponsored Agencies 3.3%
Federal Home Loan Mortgage Corp.:
1.1%*, 10/7/2005	100,000,000	100,000,000
1.135%*, 11/7/2005	50,000,000	50,000,000
1.219%*, 2/14/2005	50,000,000	50,000,000
1.4%**, 1/11/2005	25,000,000	24,811,389
1.47%**, 9/30/2004	25,000,000	24,907,104
Federal National Mortgage Association:
1.28%*, 12/9/2005	15,000,000	14,986,858
1.64%, 1/4/2005	90,000,000	90,000,000
1.75%, 5/23/2005	66,300,000	66,300,000

TOTAL US GOVERNMENT SPONSORED AGENCIES (Cost $421,005,351)		421,005,351

Floating Rate Notes* 19.8%
Abbey National Treasury Services PLC, 1.09%, 12/8/2004	130,000,000	129,982,780
American Honda Finance Corp.:
144A, 1.09%, 7/9/2004	50,000,000	50,000,000
144A, 1.1%, 10/22/2004	50,000,000	50,000,000
144A, 1.43%, 8/23/2004	10,000,000	10,002,997
144A, 1.6%, 11/15/2004	35,000,000	35,052,450
Banco Bilbao Vizcaya NA, 1.25%, 6/1/2005	60,000,000	59,994,843
Bank of America NA, 1.57%, 12/9/2004	260,000,000	260,000,000
Bank of Scotland PLC, 144A, 1.315%, 8/23/2004	45,000,000	45,005,270
Bayerische Landesbank Girozentrale, 1.26%, 8/25/2004	40,000,000	39,999,981
Beta Finance, Inc.:
144A, 1.125%, 10/12/2004	50,000,000	49,998,605
144A, 1.194%, 9/15/2004	65,000,000	64,998,632

See accompanying notes to the financial statements.

164

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Floating Rate Notes*, continued
	Principal Amount	Value
Canadian Imperial Bank of Commerce:
1.126%, 11/8/2004	$55,000,000	$55,001,229
1.13%, 11/8/2004	50,000,000	49,999,247
1.27%, 8/25/2004	200,000,000	200,004,455
1.27%, 5/31/2005	100,000,000	99,975,122
CC (USA), Inc., 144A, 1.255%, 7/26/2004	50,000,000	49,999,829
Citigroup, Inc., 1.27%, 7/26/2004	25,000,000	25,002,774
Depfa Bank Europe PLC, 1.27%, 6/15/2005	32,000,000	32,000,000
Dorada Finance, Inc., 144A, 1.235%, 10/20/2004	20,000,000	19,999,434
General Electric Capital Corp.:
1.37%, 10/25/2004	60,000,000	60,048,255
1.67%, 9/15/2004	119,050,000	119,098,907
IBM Corp., 1.535%, 9/10/2004	30,000,000	30,009,960
Lehman Brothers Holdings, Inc., 1.123%, 9/7/2004	35,000,000	35,000,000
Links Finance LLC:
1.1%, 8/5/2004	40,000,000	39,957,222
1.274%, 1/18/2005	45,000,000	45,011,080
Marshall & IIsley Bank, 1.054%, 11/2/2004	10,000,000	9,999,643
Merrill Lynch & Co., Inc.:
1.131%, 2/3/2009	35,000,000	35,000,000
1.46%, 1/13/2005	55,000,000	55,106,735
Morgan Stanley:
1.12%, 1/6/2005	50,000,000	50,000,000
1.23%, 7/23/2004	20,000,000	20,000,000
1.23%, 8/27/2004	105,000,000	105,000,000
1.23%, 1/5/2005	35,000,000	35,000,000
1.23%, 2/18/2005	25,000,000	25,000,000
1.749%, 12/13/2004	41,500,000	41,560,310
National City Bank, 1.28%, 7/19/2004	43,000,000	43,000,854
Nationwide Building Society, 144A, 1.139%, 7/23/2004	20,000,000	20,000,000
Societe Generale:
1.05%, 10/1/2004	100,000,000	99,992,384
1.114%, 12/10/2004	150,000,000	149,976,536
1.278%, 11/30/2004	30,000,000	29,996,539
Swedbank AB:
1.139%, 10/12/2004	125,000,000	124,994,647
1.27%, 9/27/2004	25,000,000	24,999,101

TOTAL FLOATING RATE NOTES (Cost $2,525,769,821)		2,525,769,821

Commercial Paper 34.8%
Alliance & Leicester Corp., 1.1%**, 7/22/2004	10,000,000	9,993,583
Bank of Ireland:
1.08%**, 7/28/2004	125,000,000	124,898,750
1.12%**, 8/27/2004	100,000,000	99,822,667

Commercial Paper, continued
	Principal Amount	Value
Cancara Asset Securitization LLC:
1.19%**, 8/16/2004	$85,309,000	$85,179,283
1.25%**, 7/22/2004	53,006,000	52,967,350
CC (USA), Inc.:
1.3%**, 7/26/2004	45,000,000	44,959,375
144A, 1.37%, 8/11/2004	40,000,000	40,004,291
Ciesco LP, 1.08%**, 7/6/2004	14,000,000	13,997,900
CIT Group Holdings, Inc.:
1.07%**, 8/17/2004	20,000,000	19,972,061
1.07%**, 8/18/2004	20,000,000	19,971,467
1.11%**, 8/2/2004	24,700,000	24,675,629
1.11%**, 8/5/2004	15,000,000	14,983,813
1.12%**, 8/17/2004	15,874,000	15,850,789
1.12%**, 8/23/2004	15,000,000	14,975,266
1.12%**, 9/1/2004	70,000,000	69,864,978
1.15%**, 8/16/2004	30,000,000	29,955,917
1.19%**, 8/9/2004	50,000,000	49,935,541
1.26%**, 10/12/2004	25,000,000	24,909,875
1.55%**, 11/29/2004	20,000,000	19,869,972
CRC Funding LLC, 1.07%, 7/1/2004	34,600,000	34,600,000
Danske Corp., 1.51%**, 11/23/2004	49,250,000	48,950,464
Depfa Bank Europe PLC, 1.18%**, 11/19/2004	25,000,000	24,884,458
DNB Nor Bank ASA, 1.25%**, 8/9/2004	50,000,000	49,932,292
Dorada Finance, Inc.:
1.11%**, 8/6/2004	20,000,000	19,977,800
1.54%**, 9/30/2004	55,000,000	54,785,897
Edison Asset Security, 1.1%**, 8/10/2004	49,257,000	49,196,797
General Electric Capital International Funding, Inc.:
1.07%, 7/1/2004	57,420,000	57,420,000
1.49%**, 9/20/2004	100,000,000	99,664,750
1.5%**, 11/17/2004	25,000,000	24,855,208
Goldman Sachs Group, Inc.:
1.25%, 10/25/2004	250,000,000	250,000,000
1.26%, 11/8/2004	40,000,000	40,000,000
1.31%, 9/3/2004	105,000,000	105,000,000
1.31%, 11/24/2004	75,000,000	75,000,000
1.43%, 9/3/2004	105,000,000	105,000,000
Government of Quebec, 1.45%**, 1/11/2005	50,000,000	49,609,306
Grampian Funding LLC:
1.08%**, 7/13/2004	35,000,000	34,987,400
1.1%**, 8/9/2004	50,000,000	49,940,417
1.52%**, 11/22/2004	83,000,000	82,495,360
Greyhawk Funding LLC:
1.09%**, 7/19/2004	57,000,000	56,968,935
1.26%**, 7/26/2004	187,000,000	186,836,375
1.26%**, 7/28/2004	80,000,000	79,924,400
HSH Norbank AG London:
1.08%**, 7/26/2004	50,000,000	49,962,500
1.085%**, 7/26/2004	80,000,000	79,939,722
1.09%**, 7/29/2004	70,000,000	69,940,655
1.1%**, 7/29/2004	175,000,000	174,850,278

See accompanying notes to the financial statements.

165

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Commercial Paper, continued
	Principal Amount	Value
Irish Life and Permanent PLC:
1.08%**, 7/7/2004	$43,000,000	$42,992,260
1.14%**, 7/14/2004	10,000,000	9,995,883
K2 (USA) LLC:
1.09%**, 7/26/2004	37,700,000	37,671,463
1.1%**, 8/16/2004	45,700,000	45,635,766
1.11%**, 8/9/2004	34,200,000	34,158,875
1.22%**, 8/24/2004	78,400,000	78,256,528
1.51%**, 11/30/2004	20,900,000	20,766,751
KFW International Finance Inc., 1.23%**, 11/10/2004	35,000,000	34,842,150
Lake Constance Funding LLC:
1.18%**, 8/9/2004	41,000,000	40,947,588
1.5%**, 9/14/2004	60,000,000	59,812,500
Liberty Street Funding Corp., 1.21%**, 7/6/2004	100,000,000	99,983,194
Morgan Stanley, 1.23%, 3/25/2005	80,000,000	80,000,000
Nordea North America, Inc., 1.09%**, 8/3/2004	88,265,000	88,176,809
Park Avenue Receivables Corp., 1.3%**, 7/26/2004	50,000,000	49,954,861
Private Export Funding Corp., 1.09%**, 7/8/2004	10,000,000	9,997,881
Prudential LLC, 1.1%**, 8/5/2004	70,000,000	69,925,139
RWE AG:
1.08%**, 7/19/2004	40,000,000	39,978,400
1.19%**, 8/16/2004	50,000,000	49,923,972
1.25%**, 7/14/2004	59,500,000	59,473,143
Scaldis Capital LLC:
1.22%**, 8/24/2004	33,146,000	33,085,343
1.3%**, 7/26/2004	200,000,000	199,819,444
1.52%**, 11/24/2004	20,037,000	19,913,483
1.53%**, 11/16/2004	17,468,000	17,365,550
Sheffield Receivables Corp.:
1.26%**, 7/21/2004	71,000,000	70,950,300
1.53%**, 11/19/2004	35,000,000	34,790,262
Spintab Swedmortgage:
1.05%**, 7/20/2004	140,000,000	139,922,417
1.11%**, 8/12/2004	15,000,000	14,980,575
Svenska Handlesbanken, Inc., 1.175%**, 10/19/2004	125,000,000	124,551,215
Tulip Funding Corp., 1.28%**, 8/31/2004	64,992,000	64,851,040
Westdeutsche Landesbank AG, 1.19%**, 8/12/2004	50,000,000	49,930,584

TOTAL COMMERCIAL PAPER (Cost $4,454,164,897)		4,454,164,897

Short–Term Notes 1.7%
Bear Stearns & Co., Inc.:
1.65%, 7/6/2004	100,000,000	100,000,000
1.65%, 3/31/2005	75,000,000	75,000,000
Wells Fargo Co., 6.625%, 7/15/2004	37,003,000	37,080,076

TOTAL SHORT–TERM NOTES (Cost $212,080,076)		212,080,076

Funding Agreements 3.8%
	Principal Amount	Value
Allstate Life Insurance Co., 1.2%, 7/1/2004	$125,000,000	$125,000,000
General Electric Capital Assurance Co., 1.407%*, 9/1/2004	60,000,000	60,000,000
New York Life Insurance Co., 1.629%*, 9/21/2004	60,000,000	60,000,000
Security Life of Denver:
1.229%, 7/19/2004	60,000,000	60,000,000
1.259%*, 1/31/2005	50,000,000	50,000,000
Travelers Insurance Co.:
1.19%*, 4/1/2005	30,000,000	30,000,000
1.24%*, 1/27/2005	30,000,000	30,000,000
1.27%*, 1/25/2005	75,000,000	75,000,000

TOTAL FUNDING AGREEMENTS (Cost $490,000,000)		490,000,000

Asset Backed 0.4%
Nissan Auto Receivables Owners Trust, “1A1”, Series 2004–A, 1.07%, 3/15/2005	5,193,454	5,193,454
Permanent Financing PLC, “1A”, Series 4, 1.13%, 3/10/2005	50,000,000	50,000,000

TOTAL ASSET BACKED (Cost $55,193,454)		55,193,454

Money Market Fund 0.3%
AIM Liquid 80Assets Portfolio, 1.11%*** (Cost $32,542,850)	32,542,850	32,542,850

Repurchase Agreements 3.6%
Credit Suisse First Boston Corp., 1.26%, dated 6/30/2004, to be repurchased at $7,577,343 on 7/1/2004(b)	7,577,078	7,577,078
JP Morgan Securities, Inc., 1.6%, dated 6/30/2004, to be repurchased at $152,673,026 on 7/1/2004(c)	152,666,241	152,666,241
UBS AG, 1.6%, dated 6/30/2004, to be repurchased at $300,013,333 on 7/1/2004(d)	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $460,243,319)		460,243,319

TOTAL INVESTMENT PORTFOLIO—100.0% (Cost $12,781,588,530)(a)		12,781,588,530

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
**	Annualized yield at the time of purchase; not a coupon rate.
***	Rate shown is annualized seven-day yield at period end.
(a)	Cost for federal income tax purposes was $12,781,588,530.
(b)	Collateralized by a $21,905,000 US Treasury Bond Strip, maturing on 11/15/2022 with a value of $7,729,617.

See accompanying notes to the financial statements.

166

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2004

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,789,189	Federal Home Loan Mortgage Corp.	4.0-6.0	10/1/2017-2/1/2034	55,845,770
169,844,073	Federal National Mortgage Association STRIP, Principal only	—	7/1/2031-1/1/2034	100,624,002

Total Collateral Value				156,469,772

(d)	Collateralized by a $438,949,249 Federal National Mortgage Association STRIP, Principal only, maturing at various dates from 12/1/2018 until 4/1/2034 with a value of $309,003,125.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the financial statements.

167

Scudder Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities
as of June 30, 2004
Assets
Investments in securities, at amortized cost	$12,781,588,530
Cash	295,974
Interest receivable	18,253,078
Other assets	199,238

Total assets	12,800,336,820

Liabilities
Payable for investments purchased	150,000,000
Accrued advisory fee	1,127,834
Accrued administrator service fee	535,439
Payable for capital withdrawn	29,958
Other accrued expenses and payables	13,941

Total liabilities	151,707,172

Net assets, at value	$12,648,629,648

Statement of Operations
For the six months ended June 30, 2004
Investment Income
Interest	$69,405,301
Dividends	164,696

Total income	69,569,997

Expenses:
Advisory fee	9,223,871
Administrator service fees	3,076,461
Auditing	25,577
Legal	10,832
Trustees’ fees and expenses	184,524
Other	178,005

Total expenses, before expense reductions	12,699,270

Expense reductions	(1,601,783)

Total expenses, after expense reductions	11,097,487

Net investment income	58,472,510

Net realized gain (loss) from investment transactions	273,978

Net increase (decrease) in net assets resulting from operations	$58,746,488

See accompanying notes to the financial statements.

168

Scudder Cash Management Portfolio

Statement of Changes in Net Assets
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,472,510	$125,145,551
Net realized gain (loss) on investment transactions	273,978	393,261

Net increase (decrease) in net assets resulting from operations	58,746,488	125,538,812

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	32,356,475,132	77,070,191,562
Value of capital withdrawn	(32,316,130,819)	(75,882,811,826)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	40,344,313	1,187,379,736
Increase (decrease) in net assets	99,090,801	1,312,918,548

Net assets at beginning of period	12,549,538,847	11,236,620,299

Net assets at end of period	$12,648,629,648	$12,549,538,847

See accompanying notes to the financial statements.

169

Scudder Cash Management Portfolio

(Unaudited)

Financial Highlights
	Years Ended December 31,
	2004(a)		2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12,649		12,550	11,237	10,864	8,806	6,101

Ratio of expenses before expense reductions (%)	.21	*	.21	.20	.20	.20	.20

Ratio of expenses after expense reductions (%)	.18	*	.18	.18	.18	.18	.18

Ratio of net investment income (%)	.95	*	1.04	1.71	4.04	6.28	5.04

Total return (%)(b),(c)	.48	**	1.06	1.72	—	—	—

(a)	For the six months ended June 30, 2004 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

See accompanying notes to the financial statements.

170

Scudder Cash Management Portfolio

Notes to Financial Statements

June 30, 2004

(Unaudited)

Note 1—Organization and Significant Accounting Policies

A.	Organization

The Scudder Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open–end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B.	Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a–7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open–end investment companies are valued at their net asset value each business day.

C.	Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub–custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

D.	Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E.	Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex–dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.18% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended June 30, 2004 the Portfolio did not impose a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Annualized Effective Rate
Scudder Cash Management Portfolio	$9,223,871	$1,575,421.12%

171

Scudder Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

For the six months ended June 30, 2004, the Advisor has agreed to reimburse the Fund an additional $26,362 for expenses.

Investment Company Capital Corp. (“ICCC” or the “Administrator”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Administrator. The Portfolio pays the Administrator an annual fee (“Administrator service fee”) based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out–of–pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note 4—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry–wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management (“DeAM”) and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

172

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ProFunds

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address

www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on ProFunds, website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through ProFunds, website at http:/ www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/BarraGrowth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

CLASSIC PROFUNDS V P

Bull

Small-Cap

OTC

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

Japan

ULTRA PROFUNDS V P

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS V P

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS V P

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

BOND BENCHMARKED PROFUNDS V P

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND V P

Money Market

> Semiannual Report
June 30, 2004

> Table of Contents
i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORT FOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull
9	ProFund VP Small-Cap
20	ProFund VP OTC
25	ProFund VP Mid-Cap Value
31	ProFund VP Mid-Cap Growth
37	ProFund VP Small-Cap Value
44	ProFund VP Small-Cap Growth
50	ProFund VP Asia 30
54	ProFund VP Europe 30
58	ProFund VP Japan
62	ProFund VP UltraBull
71	ProFund VP UltraMid-Cap
79	ProFund VP UltraSmall-Cap
90	ProFund VP UltraOTC
95	ProFund VP Bear
99	ProFund VP Short Small-Cap
103	ProFund VP Short OTC
107	ProFund VP Banks
112	ProFund VP Basic Materials
116	ProFund VP Biotechnology
120	ProFund VP Consumer Cyclical
124	ProFund VP Consumer Non-Cyclical
128	ProFund VP Energy
132	ProFund VP Financial
136	ProFund VP Healthcare
140	ProFund VP Industrial
144	ProFund VP Internet
148	ProFund VP Pharmaceuticals
152	ProFund VP Precious Metals
156	ProFund VP Real Estate
160	ProFund VP Semiconductor
164	ProFund VP Technology
168	ProFund VP Telecommunications
172	ProFund VP Utilities
176	ProFund VP U.S. Government Plus
180	ProFund VP Rising Rates Opportunity
184	ProFund VP Money Market

188	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.5%)
3M Co.	23,798	$2,142,059
Abbott Laboratories	47,433	1,933,369
ACE, Ltd.	8,639	365,257
ADC Telecommunications, Inc.*	24,613	69,901
Adobe Systems, Inc.	7,172	333,498
Advanced Micro Devices, Inc.*	10,758	171,052
AES Corp.*	19,397	192,612
Aetna, Inc.	4,564	387,940
Affiliated Computer Services, Inc.—Class A*	4,075	215,731
AFLAC, Inc.	15,485	631,943
Agilent Technologies, Inc.*	14,670	429,538
Air Products & Chemicals, Inc.	6,846	359,073
Alberto-Culver Co.—Class B	2,816	141,194
Albertson’s, Inc.	11,247	298,495
Alcoa, Inc.	26,406	872,190
Allegheny Energy, Inc.*	3,912	60,284
Allegheny Technologies, Inc.	2,445	44,132
Allergan, Inc.	3,912	350,202
Allied Waste Industries, Inc.*	9,617	126,752
Allstate Corp.	21,353	993,982
Alltel Corp.	9,291	470,310
Altera Corp.*	11,410	253,530
Altria Group, Inc.	62,266	3,116,413
Ambac Financial Group, Inc.	3,260	239,414
Amerada Hess Corp.	2,771	219,435
Ameren Corp.	5,542	238,084
American Electric Power, Inc.	12,062	385,984
American Express Co.	38,794	1,993,236
American Greetings Corp.—Class A*	1,755	40,681
American International Group, Inc.	79,218	5,646,660
American Power Conversion Corp.	6,031	118,509
American Standard Cos.*	6,520	262,821
AmerisourceBergen Corp.	3,423	204,627
Amgen, Inc.*	38,631	2,108,094
AmSouth Bancorp	10,758	274,006
Anadarko Petroleum Corp.	7,661	448,935
Analog Devices, Inc.	11,410	537,183
Andrew Corp.*	4,890	97,849
Anheuser-Busch Companies, Inc.	24,450	1,320,300
Anthem, Inc.*	4,238	379,555
AON Corp.	9,617	273,796
Apache Corp.	9,943	433,018
Apartment Investment & Management Co.—Class AREIT	2,934	91,335
Apollo Group, Inc.—Class A*	5,379	474,912
Apple Computer, Inc.*	11,573	376,585
Applera Corp.—Applied Biosystems Group	6,194	134,720
Applied Materials, Inc.*	51,182	1,004,191
Applied Micro Circuits Corp.*	9,454	50,295
Archer-Daniels-Midland Co.	19,723	330,952
Ashland, Inc.	2,119	111,904
AT&T Corp.	24,124	352,934
AT&T Wireless Services, Inc.*	82,804	1,185,753
Autodesk, Inc.	3,423	146,539
Automatic Data Processing, Inc.	17,930	750,908
AutoNation, Inc.*	8,150	139,365
AutoZone, Inc.*	2,445	195,845
Avaya, Inc.*	13,529	213,623
Avery Dennison Corp.	3,423	219,106
Avon Products, Inc.	14,344	661,832
Baker Hughes, Inc.	10,106	380,491
Ball Corp.	1,793	129,186
Bank of America Corp.	62,436	5,283,334
Bank of New York Company, Inc.	23,635	696,760
Bank One Corp.	34,067	1,737,417
Bard (C.R.), Inc.	3,097	175,445
Bausch & Lomb, Inc.	1,630	106,064
Baxter International, Inc.	18,582	641,265
BB&T Corp.	17,115	632,742
Bear Stearns Cos., Inc.	3,260	274,851
Becton, Dickinson & Co.	7,661	396,840
Bed Bath & Beyond, Inc.*	9,128	350,972
BellSouth Corp.	55,746	1,461,660
Bemis Company, Inc.	3,260	92,095
Best Buy Co., Inc.	9,780	496,237
Big Lots, Inc.*	3,423	49,497
Biogen Idec, Inc.*	10,292	650,969
Biomet, Inc.	7,661	340,455
BJ Services Co.*	4,890	224,158
Black & Decker Corp.	2,445	151,908
Block H & R, Inc.	5,379	256,471
BMC Software, Inc.*	6,846	126,651
Boeing Co.	25,591	1,307,444
Boise Cascade Corp.	2,608	98,165
Boston Scientific Corp.*	25,428	1,088,318
Bristol-Myers Squibb Co.	59,006	1,445,647
Broadcom Corp.—Class A*	9,617	449,787
Brown-Forman Corp.	3,854	186,033
Brunswick Corp.	2,934	119,707
Burlington Northern Santa Fe Corp.	11,247	394,432
Burlington Resources, Inc.	12,062	436,403
Calpine Corp.*	12,714	54,924
Campbell Soup Co.	12,551	337,371
Capital One Financial Corp.	7,335	501,567
Cardinal Health, Inc.	13,040	913,452
Caremark Rx, Inc.*	13,855	456,384
Carnival Corp.	19,234	903,998
Caterpillar, Inc.	10,432	828,718
Cendant Corp.	30,970	758,146
CenterPoint Energy, Inc.	9,291	106,847
Centex Corp.	3,749	171,517
CenturyTel, Inc.	4,238	127,310
Charter One Financial, Inc.	6,846	302,525
ChevronTexaco Corp.	32,437	3,052,645
Chiron Corp.*	5,705	254,671
Chubb Corp.	5,705	388,967
CIENA Corp.*	17,278	64,274
CIGNA Corp.	4,238	291,617
Cincinnati Financial Corp.	5,260	228,915
Cinergy Corp.	5,542	210,596
Cintas Corp.	5,216	248,647
Circuit City Stores, Inc.	6,031	78,101
Cisco Systems, Inc.*	205,380	4,867,505
Citigroup, Inc.	157,132	7,306,638
Citizens Communications Co.*	8,802	106,504
Citrix Systems, Inc.*	5,216	106,198
Clear Channel Communications, Inc.	18,582	686,605
Clorox Co.	6,520	350,646

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
CMS Energy Corp.*	4,890	$44,646
Coca-Cola Co.	74,002	3,735,620
Coca-Cola Enterprises, Inc.	14,344	415,833
Colgate-Palmolive Co.	16,137	943,208
Comcast Corp.—Special Class A*	68,134	1,909,796
Comerica, Inc.	5,216	286,254
Computer Associates International, Inc.	17,767	498,542
Computer Sciences Corp.*	5,705	264,883
Compuware Corp.*	11,736	77,458
Comverse Technology, Inc.*	5,868	117,008
ConAgra Foods, Inc.	15,974	432,576
ConocoPhillips	20,864	1,591,715
Consolidated Edison, Inc.	7,335	291,640
Constellation Energy Group, Inc.	5,053	191,509
Convergys Corp.*	4,401	67,775
Cooper Industries, Ltd.—Class A	2,771	164,625
Cooper Tire & Rubber Co.	2,282	52,486
Coors (Adolph) Co.—Class B	1,141	82,540
Corning, Inc.*	41,728	544,968
Costco Wholesale Corp.	14,018	575,719
Countrywide Credit Industries, Inc.	8,596	603,869
Crane Co.	1,793	56,282
CSX Corp.	6,520	213,660
Cummins, Inc.	1,304	81,500
CVS Corp.	12,062	506,845
Dana Corp.	4,564	89,454
Danaher Corp.	9,291	481,738
Darden Restaurants, Inc.	4,890	100,490
Deere & Co.	7,498	525,910
Dell, Inc.*	76,610	2,744,170
Delphi Automotive Systems Corp.	16,952	181,047
Delta Air Lines, Inc.*	3,749	26,693
Deluxe Corp.	1,467	63,815
Devon Energy Corp.	7,335	484,110
Dillard’s, Inc.—Class A	2,608	58,158
Dollar General Corp.	9,943	194,485
Dominion Resources, Inc.	9,943	627,204
Donnelley (R.R.) & Sons Co.	6,520	215,290
Dover Corp.	6,194	260,767
Dow Chemical Co.	28,362	1,154,333
Dow Jones & Company, Inc.	2,445	110,270
DTE Energy Co.	5,216	211,457
Du Pont (E.I.) de Nemours	30,318	1,346,725
Duke Energy Corp.	27,873	565,543
Dynegy, Inc.—Class A*	11,573	49,301
E*TRADE Group, Inc.*	11,084	123,587
Eagle Materials Class A	52	3,693
Eagle Materials Class B	175	12,119
Eastman Chemical Co.	2,282	105,497
Eastman Kodak Co.	8,639	233,080
Eaton Corp.	4,564	295,473
eBay, Inc.*	20,049	1,843,506
Ecolab, Inc.	7,824	248,021
Edison International	9,943	254,243
El Paso Corp.	19,397	152,848
Electronic Arts, Inc.*	9,128	497,932
Electronic Data Systems Corp.	14,670	280,931
Eli Lilly & Co.	34,230	2,393,019
EMC Corp.*	74,165	845,481
Emerson Electric Co.	12,877	818,334
Engelhard Corp.	3,749	121,130
Entergy Corp.	7,009	392,574
EOG Resources, Inc.	3,586	214,120
Equifax, Inc.	4,238	104,891
Equity Office Properties TrustREIT	12,225	332,520
Equity Residential Properties TrustREIT	8,476	251,991
Exelon Corp.	20,049	667,430
Express Scripts, Inc.—Class A*	2,445	193,717
Exxon Mobil Corp.	198,697	8,824,133
Family Dollar Stores, Inc.	5,216	158,671
Fannie Mae	29,503	2,105,334
Federated Department Stores, Inc.	5,542	272,112
Federated Investors, Inc.—Class B	3,260	98,908
FedEx Corp.	9,128	745,666
Fifth Third Bancorp	17,115	920,445
First Data Corp.	27,274	1,214,238
First Horizon National Corp.	3,749	170,467
FirstEnergy Corp.	9,943	371,968
Fiserv, Inc.*	5,868	228,207
Fluor Corp.	2,445	116,553
Ford Motor Co.	55,583	869,874
Forest Laboratories, Inc.*	11,247	636,918
Fortune Brands, Inc.	4,401	331,967
FPL Group, Inc.	5,542	354,411
Franklin Resources, Inc.	7,661	383,663
Freddie Mac	20,864	1,320,691
Freeport-McMoRan Copper & Gold, Inc.—Class B	5,379	178,314
Gannett Co., Inc.	8,313	705,358
Gap, Inc.	27,384	664,062
Gateway, Inc.*	11,247	50,612
General Dynamics Corp.	6,031	598,878
General Electric Co.	320,621	10,388,121
General Mills, Inc.	11,410	542,317
General Motors Corp.	17,115	797,388
Genuine Parts Co.	5,379	213,438
Genzyme Corp.—General Division*	6,846	324,021
Georgia Pacific Corp.	7,824	289,332
Gilead Sciences, Inc.*	6,357	425,919
Gillette Co.	30,481	1,292,394
Golden West Financial Corp.	4,564	485,381
Goodrich Corp.	3,586	115,935
Goodyear Tire & Rubber Co.*	5,379	48,895
Grainger (W.W.), Inc.	2,771	159,333
Great Lakes Chemical Corp.	1,467	39,697
Guidant Corp.	9,454	528,290
Halliburton Co.	13,366	404,455
Harley-Davidson, Inc.	8,965	555,292
Harrah’s Entertainment, Inc.	3,423	185,184
Hartford Financial Services Group, Inc.	8,802	605,049
Hasbro, Inc.	5,379	102,201
HCA, Inc.	14,833	616,905
Health Management Associates, Inc.—Class A	7,335	164,451
Heinz (H.J.) Co.	10,758	421,714
Hercules, Inc.*	3,260	39,739
Hershey Foods Corp.	7,824	362,016
Hewlett-Packard Co.	92,584	1,953,522
Hilton Hotels Corp.	11,573	215,952
Home Depot, Inc.	67,482	2,375,366

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Honeywell International, Inc.	26,080	$955,310
Hospira, Inc.*	4,795	132,328
Humana, Inc.*	4,890	82,641
Huntington Bancshares, Inc.	7,009	160,506
Illinois Tool Works, Inc.	9,454	906,544
IMS Health, Inc.	7,172	168,112
Ingersoll-Rand Co.—Class A	5,216	356,305
Intel Corp.	196,415	5,421,054
International Business Machines Corp.	51,182	4,511,694
International Flavors & Fragrances, Inc.	2,934	109,732
International Game Technology	10,595	408,967
International Paper Co.	14,670	655,748
Interpublic Group of Cos., Inc.*	12,714	174,563
Intuit, Inc.*	5,868	226,387
ITT Industries, Inc.	2,771	229,993
J.P. Morgan Chase & Co.	63,244	2,451,970
Jabil Circuit, Inc.*	6,031	151,861
Janus Capital Group, Inc.	7,335	120,954
JDS Uniphase Corp.*	43,684	165,562
Jefferson-Pilot Corp.	4,238	215,290
Johnson & Johnson	90,139	5,020,743
Johnson Controls, Inc.	5,705	304,534
Jones Apparel Group, Inc.	3,912	154,446
KB Home	1,467	100,680
Kellogg Co.	12,551	525,259
Kerr-McGee Corp.	3,097	166,526
KeyCorp	12,388	370,277
KeySpan Corp.	4,890	179,463
Kimberly-Clark Corp.	15,159	998,675
Kinder Morgan, Inc.	3,749	222,278
King Pharmaceuticals, Inc.*	7,335	83,986
KLA-Tencor Corp.*	6,031	297,811
Knight Ridder, Inc.	2,445	176,040
Kohls Corp.*	10,432	441,065
Kroger Co.*	22,494	409,391
Leggett & Platt, Inc.	5,868	156,735
Lexmark International Group, Inc.*	3,912	377,625
Limited, Inc.	14,344	268,233
Lincoln National Corp.	5,379	254,158
Linear Technology Corp.	9,454	373,149
Liz Claiborne, Inc.	3,423	123,160
Lockheed Martin Corp.	13,440	699,955
Loews Corp.	5,705	342,072
Louisiana-Pacific Corp.	3,260	77,099
Lowe’s Cos., Inc.	23,961	1,259,151
LSI Logic Corp.*	11,573	88,186
Lucent Technologies, Inc.*	130,237	492,296
M&T Bank Corp.	3,586	313,058
Manor Care, Inc.	2,771	90,556
Manulife Financial Corp.	8,996	364,338
Marathon Oil Corp.	10,432	394,747
Marriott International, Inc.—Class A	6,846	341,479
Marsh & McLennan Companies, Inc.	15,974	724,900
Marshall & Ilsley Corp.	6,683	261,238
Masco Corp.	13,366	416,752
Mattel, Inc.	12,877	235,005
Maxim Integrated Products, Inc.	9,780	512,668
May Department Stores Co.	8,802	241,967
Maytag Corp.	2,445	59,927
MBIA, Inc.	4,401	251,385
MBNA Corp.	38,794	1,000,497
McCormick & Co., Inc.	4,238	144,092
McDonald’s Corp.	38,305	995,930
McGraw-Hill Companies, Inc.	5,868	449,313
McKesson Corp.	8,965	307,768
MeadWestvaco Corp.	6,194	182,042
Medco Health Solutions, Inc.*	8,313	311,738
MedImmune, Inc.*	7,498	175,453
Medtronic, Inc.	36,838	1,794,747
Mellon Financial Corp.	12,877	377,682
Merck & Co., Inc.	67,482	3,205,395
Mercury Interactive Corp.*	2,771	138,079
Meredith Corp.	1,467	80,626
Merrill Lynch & Co., Inc.	1,936	104,505
MetLife, Inc.	22,983	823,941
MGIC Investment Corp.	2,934	222,573
Micron Technology, Inc.*	18,582	284,490
Microsoft Corp.	327,956	9,366,423
Millipore Corp.*	1,467	82,695
Molex, Inc.	5,705	183,016
Monsanto Co.	7,987	307,500
Monster Worldwide, Inc.*	3,586	92,232
Moody’s Corp.	4,564	295,108
Morgan Stanley Dean Witter & Co.	33,415	1,763,310
Motorola, Inc.	71,231	1,299,966
Mylan Laboratories, Inc.	8,150	165,038
Nabors Industries, Ltd.*	4,564	206,384
National City Corp.	18,908	661,969
National Semiconductor Corp.*	10,921	240,153
Navistar International Corp.*	2,119	82,132
NCR Corp.*	2,934	145,497
Network Appliance, Inc.*	10,595	228,110
New York Times Co.—Class A	4,564	204,056
Newell Rubbermaid, Inc.	8,313	195,356
Newmont Mining Corp.	13,529	524,384
Nextel Communications, Inc.—Class A*	33,741	899,535
NICOR, Inc.	1,304	44,297
Nike, Inc.—Class B	7,987	605,015
NiSource, Inc.	7,987	164,692
Noble Corp.*	4,075	154,402
Nordstrom, Inc.	4,238	180,581
Norfolk Southern Corp.	11,899	315,561
North Fork Bancorp, Inc.	5,216	198,469
Northern Trust Corp.	6,683	282,557
Northrop Grumman Corp.	10,758	577,705
Novell, Inc.*	11,736	98,465
Novellus Systems, Inc.*	4,564	143,492
Nucor Corp.	2,445	187,678
NVIDIA Corp.*	5,053	103,587
Occidental Petroleum Corp.	11,899	576,031
Office Depot, Inc.*	9,454	169,321
Omnicom Group	5,705	432,953
Oracle Corp.*	157,784	1,882,363
PACCAR, Inc.	5,379	311,928
Pactiv Corp.*	4,727	117,891
Pall Corp.	3,749	98,186
Parametric Technology Corp.*	8,150	40,750
Parker Hannifin Corp.	3,586	213,224
Paychex, Inc.	11,410	386,571
Penney (J.C.) Co.	8,639	326,209

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Peoples Energy Corp.	1,141	$48,093
PeopleSoft, Inc.*	11,084	205,054
PepsiCo, Inc.	51,834	2,792,816
PerkinElmer, Inc.	3,912	78,396
Pfizer, Inc.	231,786	7,945,624
PG&E Corp.*	12,714	355,229
Phelps Dodge Corp.	2,771	214,780
Pinnacle West Capital Corp.	2,771	111,921
Piper Jaffray*	303	13,705
Pitney Bowes, Inc.	7,009	310,148
Plum Creek Timber Company, Inc.	5,542	180,558
PMC-Sierra, Inc.*	5,379	77,189
PNC Financial Services Group	8,639	458,558
Power-One, Inc.*	2,608	28,636
PPG Industries, Inc.	5,216	325,948
PPL Corp.	5,379	246,896
Praxair, Inc.	9,943	396,825
Principal Financial Group, Inc.	9,617	334,479
Procter & Gamble Co.	78,240	4,259,386
Progress Energy, Inc.	7,498	330,287
Progressive Corp.	6,683	570,060
Prologis TrustREIT	5,542	182,443
Providian Financial Corp.*	8,802	129,125
Prudential Financial, Inc.	15,974	742,312
Public Service Enterprise Group, Inc.	7,172	287,095
Pulte Homes, Inc.	3,912	203,541
QLogic Corp.*	2,771	73,681
Qualcomm, Inc.	24,613	1,796,257
Quest Diagnostics, Inc.	3,097	263,090
Qwest Communications International, Inc.*	54,279	194,862
R.J. Reynolds Tobacco Holdings	2,608	176,275
RadioShack Corp.	4,890	140,001
Raytheon Co.	13,529	483,932
Reebok International, Ltd.	1,793	64,512
Regions Financial Corp.	6,683	244,264
Robert Half International, Inc.	5,216	155,280
Rockwell Collins, Inc.	5,379	179,228
Rockwell International Corp.	5,705	213,995
Rohm & Haas Co.	6,846	284,657
Rowan Companies, Inc.*	3,260	79,316
Ryder System, Inc.	1,956	78,377
Sabre Holdings Corp.	4,238	117,435
SAFECO Corp.	4,238	186,472
Safeway, Inc.*	13,529	342,825
Sanmina-SCI Corp.*	15,811	143,880
Sara Lee Corp.	23,961	550,863
SBC Communications, Inc.	100,571	2,438,847
Schering-Plough Corp.	44,662	825,354
Schlumberger, Ltd.	17,930	1,138,734
Schwab (Charles) Corp.	41,402	397,873
Scientific-Atlanta, Inc.	4,727	163,082
Sealed Air Corp.*	2,608	138,928
Sears, Roebuck & Co.	6,520	246,195
Sempra Energy	7,009	241,320
Sherwin-Williams Co.	4,401	182,862
Siebel Systems, Inc.*	15,322	163,639
Sigma-Aldrich Corp.	2,119	126,314
Simon Property Group, Inc.REIT	6,357	326,877
SLM Corp.	13,366	540,655
Snap-on, Inc.	1,793	60,155
Solectron Corp.*	29,177	188,775
Southern Co.	22,331	650,948
SouthTrust Corp.	9,943	385,888
Southwest Airlines Co.	23,961	401,826
Sovereign Bancorp, Inc.	9,128	201,729
Sprint Corp. (FON Group)	43,417	764,130
St. Jude Medical, Inc.*	5,379	406,921
St. Paul Companies, Inc.	20,212	819,394
Stanley Works	2,445	111,443
Staples, Inc.	15,159	444,310
Starbucks Corp.*	12,062	524,456
Starwood Hotels & Resorts Worldwide, Inc.	6,357	285,111
State Street Corp.	10,269	503,592
Stryker Corp.	12,225	672,375
Sun Microsystems, Inc.*	101,060	438,600
SunGard Data Systems, Inc.*	8,802	228,852
Sunoco, Inc.	2,282	145,181
SunTrust Banks, Inc.	8,639	561,449
SuperValu, Inc.	4,075	124,736
Symantec Corp.*	9,454	413,896
Symbol Technologies, Inc.	7,172	105,715
Synovus Financial Corp.	9,291	235,248
Sysco Corp.	19,397	695,771
T. Rowe Price Group, Inc.	3,912	197,165
Target Corp.	27,710	1,176,844
TECO Energy, Inc.	5,705	68,403
Tektronix, Inc.	2,608	88,724
Tellabs, Inc.*	12,551	109,696
Temple-Inland, Inc.	1,630	112,878
Tenet Healthcare Corp.*	14,181	190,167
Teradyne, Inc.*	5,868	133,204
Texas Instruments, Inc.	52,649	1,273,053
Textron, Inc.	4,238	251,525
The Pepsi Bottling Group, Inc.	7,824	238,945
Thermo Electron Corp.*	5,053	155,329
Thomas & Betts Corp.	1,793	48,823
Tiffany & Co.	4,401	162,177
Time Warner, Inc.*	138,550	2,435,710
TJX Companies, Inc.	14,996	362,003
Torchmark Corp.	3,423	184,157
Toys R Us, Inc.*	6,520	104,190
Transocean Sedco Forex, Inc.*	9,780	283,033
Tribune Co.	9,943	452,804
TXU Corp.	9,780	396,188
Tyco International, Ltd.	60,962	2,020,281
U.S. Bancorp	57,539	1,585,775
Union Pacific Corp.	7,824	465,137
Union Planters Corp.	5,705	170,066
Unisys Corp.*	10,106	140,271
United Parcel Service, Inc.—Class B	34,230	2,573,070
United States Steel Corp.	3,423	120,216
United Technologies Corp.	15,648	1,431,480
UnitedHealth Group, Inc.	18,745	1,166,877
Univision Communications, Inc.—Class A*	9,780	312,275
Unocal Corp.	7,987	303,506
UnumProvident Corp.	8,965	142,544
UST, Inc.	5,053	181,908
Valero Energy Corp.	3,912	288,549
Veritas Software Corp.*	13,040	361,208
Verizon Communications, Inc.	84,108	3,043,868
VF Corp.	3,260	158,762
Viacom, Inc.—Class B	52,649	1,880,622

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Visteon Corp.	3,912	$45,653
Vulcan Materials Co.	3,097	147,262
Wachovia Corp.	39,935	1,777,108
Wal-Mart Stores, Inc.	130,237	6,871,304
Walgreen Co.	31,133	1,127,326
Walt Disney Co.	62,266	1,587,160
Washington Mutual, Inc.	26,243	1,014,030
Waste Management, Inc.	17,604	539,563
Waters Corp.*	3,586	171,339
Watson Pharmaceuticals, Inc.*	3,260	87,694
Wellpoint Health Networks, Inc.*	4,727	529,471
Wells Fargo & Co.	51,345	2,938,474
Wendy’s International, Inc.	3,423	119,257
Weyerhaeuser Co.	7,335	462,985
Whirlpool Corp.	2,119	145,363
Williams Companies, Inc.	15,811	188,151
Winn-Dixie Stores, Inc.	4,238	30,514
Worthington Industries, Inc.	2,608	53,542
Wrigley (WM.) JR Co.	6,846	431,640
Wyeth	40,587	1,467,626
Xcel Energy, Inc.	12,062	201,556
Xerox Corp.*	24,287	352,162
Xilinx, Inc.	10,595	352,919
XL Capital, Ltd.—Class A	4,238	319,799
Yahoo!, Inc.*	40,913	1,486,369
YUM! Brands, Inc.*	8,802	327,610
Zimmer Holdings, Inc.*	7,335	646,947
Zions Bancorp	2,771	170,278

TOTAL COMMON STOCKS (Cost $285,401,215)		320,305,165

	Principal Amount
U.S. Government Agency Obligations (21.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$87,804,000	87,804,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,804,000)		87,804,000

TOTAL INVESTMENT SECURITIES (Cost $373,205,215)—97.5%		408,109,165
Net other assets (liabilities)—2.5%		10,324,901

NET ASSETS—100.0%		$418,434,066

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased

S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $98,964,400)	347	$585,364

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.1%
Aerospace/Defense		1.3%
Agriculture		0.9%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.5%
Auto Parts & Equipment		0.2%
Banks		5.3%
Beverages		2.1%
Biotechnology		0.8%
Building Materials		0.2%
Chemicals		1.2%
Commercial Services		0.7%
Computers		3.1%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		5.1%
Electric		1.9%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.4%
Forest & Paper Products		0.5%
Gas		0.1%
Hand/Machine Tools		0.1%
Healthcare—Products		2.8%
Healthcare—Services		0.9%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.2%
Housewares		0.1%
Insurance		3.9%
Internet		0.9%
Iron/Steel		0.1%
Leisure Time		0.4%
Lodging		0.2%
Machinery—Diversified		0.3%
Machinery—Construction & Mining		0.2%
Media		2.6%
Mining		0.4%
Miscellaneous Manufacturing		4.4%
Office/Business Equipment		0.2%
Oil & Gas		4.4%
Oil & Gas Services		0.5%
Packaging & Containers		0.1%
Pharmaceuticals		5.6%
Pipelines		0.1%
Real Estate Investment Trust		0.3%
Retail		5.2%
Savings & Loan		0.4%
Semiconductors		2.8%
Software		3.9%
Telecommunications		5.0%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.1%
Other**		23.5%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP

ProFund VP Bull

(Unaudited)

June 30, 2004
Statement of Assets and Liabilities
Assets:
Investment securities, at value (cost $373,205,215)	$408,109,165
Segregated cash balances with brokers for futures contracts	7,062,742
Dividends and interest receivable	311,724
Receivable for capital shares issued	4,153,636
Variation margin on futures contracts	359,428
Prepaid expenses	2,386

Total Assets	419,999,081

Liabilities:
Cash overdraft	324,427
Payable for investments purchased	627,648
Payable for capital shares redeemed	6
Advisory fees payable	212,426
Management services fees payable	42,486
Administration fees payable	9,109
Administrative services fees payable	151,440
Distribution fees payable	104,138
Other accrued expenses	93,335

Total Liabilities	1,565,015

Net Assets	$418,434,066

Net Assets consist of:
Capital	$404,279,043
Accumulated net investment income (loss)	(298,230)
Accumulated net realized gains (losses) on investments	(21,036,061)
Net unrealized appreciation (depreciation) on investments	35,489,314

Net Assets	$418,434,066

Shares of Beneficial Interest Outstanding	15,861,160

Net Asset Value (offering and redemption price per share)	$26.38

For the six months ended June 30, 2004
Statement of Operations
Investment Income:
Dividends	$1,834,217
Interest	196,681

Total Investment Income	2,030,898

Expenses:
Advisory fees	983,367
Management services fees	196,675
Administration fees	52,620
Transfer agency and administrative service fees	599,217
Distribution fees	327,789
Custody fees	52,465
Fund accounting fees	62,108
Other fees	54,887

Total Expenses	2,329,128

Net Investment Income (Loss)	(298,230)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,266,944)
Net realized gains (losses) on futures contracts	1,280,321
Change in net unrealized appreciation/depreciation on investments	9,130,662

Net Realized and Unrealized Gains (Losses) on Investments	4,144,039

Change in Net Assets Resulting from Operations	$3,845,809

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
Statements of Changes in Net Assets
From Investment Activities:
Operations:
Net investment income (loss)	$(298,230)	$(265,939)
Net realized gains (losses) on investments	(4,986,623)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	9,130,662	23,852,721

Change in net assets resulting from operations	3,845,809	21,258,853

Capital Transactions:
Proceeds from shares issued	1,079,141,222	1,127,316,089
Cost of shares redeemed	(887,675,934)	(1,018,201,486)

Change in net assets resulting from capital transactions	191,465,288	109,114,603

Change in net assets	195,311,097	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$418,434,066	$223,122,969

Accumulated net investment income (loss)	$(298,230)	$—

Share Transactions:
Issued	41,306,263	50,115,935
Redeemed	(34,119,047)	(45,970,517)

Change in shares	7,187,216	4,145,418

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.72		$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	(0.03	)(b)	(0.05	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	0.69		5.29		(6.42)		(2.95)

Total income (loss) from investment activities	0.66		5.24		(6.46)		(3.06)

Net Asset Value, End of Period	$26.38		$25.72		$20.48		$26.94

Total Return	2.57	%(c)	25.59%		(23.98)%		(10.20	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.87%		1.91%		2.25%
Net expenses(d)	1.78%		1.87%		1.91%		2.25%
Net investment income (loss)(d)	(0.23)%		(0.24)%		(0.18)%		(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$418,434		$223,123		$92,750		$20,586
Portfolio turnover rate(e)	129	%(c)	392%		260%		325	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (71.0%)
21st Century Insurance Group	3,520	$45,549
99 Cents Only Stores*	8,000	122,000
A.C. Moore Arts & Crafts, Inc.*	2,240	61,622
AAR Corp.*	5,440	61,744
Aaron Rents, Inc.	3,840	127,258
Abaxis, Inc.*	2,880	54,662
Abgenix, Inc.*	13,440	157,517
ABM Industries, Inc.	6,080	118,378
Acadia Realty TrustREIT	4,160	57,158
Activision, Inc.*	171	2,719
Actuant Corp.*	3,520	137,245
Acuity Brands, Inc.	4,480	120,960
Adaptec, Inc.*	17,280	146,189
Advanced Digital Information Corp.*	10,560	102,432
Advisory Board Co.*	2,880	102,528
ADVO, Inc.	4,480	147,482
Aeropostale, Inc.*	151	4,063
Affiliated Managers Group, Inc.*	163	8,210
Affordable Residential CommunitiesREIT	4,160	69,056
Agile Software Corp.*	8,640	75,600
AirTran Holdings, Inc.*	7,360	104,070
AK Steel Holding Corp.*	17,920	94,438
Alabama National BanCorporation	1,920	106,502
Alamosa Holdings, Inc.*	10,560	77,616
Albany International Corp.—Class A	4,160	139,610
Albany Molecular Research, Inc.*	3,840	49,651
Albemarle Corp.	2,880	91,152
Alfa Corp.	5,440	76,160
Alkermes, Inc.*	12,480	169,728
Allegheny Technologies, Inc.	8,960	161,728
Alliance Gaming Corp.*	8,320	142,771
Alpharma, Inc.	3,520	72,090
Altiris, Inc.*	3,520	97,187
AMC Entertainment, Inc.*	5,120	78,694
AMCOL International Corp.	3,520	66,704
American Medical Security Group, Inc.*	1,920	52,320
American Medical Systems Holdings, Inc.*	4,160	140,192
American States Water Co.	2,560	59,494
American Woodmark Corp.	960	57,456
AMERIGROUP Corp.*	1,280	62,976
Amis Holding, Inc.*	5,120	86,630
Amli Residential Properties TrustREIT	4,160	122,054
AmSurg Corp.*	4,963	124,720
Anaren Microwave, Inc.*	3,520	57,517
Anchor BanCorp Wisconsin, Inc.	3,200	84,608
Anixter International, Inc.	4,160	141,565
ANSYS, Inc.*	2,560	120,320
Anteon International Corp.*	3,840	125,261
Anthracite Capital, Inc.REIT	7,360	88,173
Apogee Enterprises, Inc.	4,480	46,592
Apollo Investment Corp.*	10,240	141,005
Applera Corp.—Celera Genomics Group*	11,840	136,278
Applied Industrial Technologies, Inc.	2,880	86,746
Apria Healthcare Group, Inc.*	3,840	110,208
AptarGroup, Inc.	3,840	167,770
aQuantive, Inc.*	7,680	75,878
Aquilla, Inc.*	32,000	113,920
Arbitron, Inc.*	2,560	93,491
Arch Chemicals, Inc.	3,520	101,446
Arch Wireless Class A*	2,880	82,051
Arctic Cat, Inc.	2,240	61,667
Argonaut Group, Inc.*	3,840	70,771
Ariad Pharmaceuticals, Inc.*	8,640	64,714
Ariba, Inc.*	45,120	89,338
Arkansas Best Corp.	3,520	115,878
Armor Holdings, Inc.*	3,840	130,560
Artisan Components, Inc.*	3,840	99,072
Ascential Software Corp.*	9,600	153,504
Atherogenics, Inc.*	6,080	115,702
Avanex Corp.*	13,120	51,037
Aviall, Inc.*	3,840	72,998
Avista Corp.	5,120	94,310
Axcelis Technologies, Inc.*	15,680	195,060
Aztar Corp.*	2,560	71,680
Baldor Electric Co.	4,800	112,080
BancorpSouth, Inc.	9,920	223,498
Bandag, Inc.	1,600	71,248
Bankatlantic Bancorp, Inc.—Class A	3,840	70,848
Banner Corp.	1,600	46,496
Banta Corp.	2,240	99,478
BE Aerospace, Inc.*	6,080	46,086
Bel Fuse, Inc.—Class B	1,920	80,064
Belden, Inc.	4,160	89,149
Benchmark Electronics, Inc.*	6,080	176,928
Berry Petroleum Co.—Class A	2,880	84,701
Beverly Enterprises, Inc.*	17,600	151,360
BioMarin Pharmaceutical, Inc.*	10,560	63,360
Bioveris Corporation*	2,052	17,073
Black Box Corp.	2,560	120,986
Black Hills Corp.	2,880	90,720
Blue Coat Systems, Inc.*	1,600	53,584
Blyth, Inc.	3,200	110,368
Boca Resorts, Inc.—Class A*	3,520	69,766
Bone Care International, Inc.*	2,560	59,955
Boston Private Financial Holdings, Inc.	4,480	103,757
Bowne & Co., Inc.	5,760	91,296
Boyd Gaming Corp.	2,240	59,517
Brady Corp.—Class A	2,880	132,768
Brandywine Realty TrustREIT	3,840	104,410
Bright Horizons Family Solutions, Inc.*	2,240	120,086
Brocade Communications Systems, Inc.*	41,920	250,681
Brooks Automation, Inc.*	6,720	135,408
Brown Shoe Company, Inc.	2,880	117,878
Brush Wellman, Inc.*	2,880	54,432
Buckeye Technologies, Inc.*	4,800	55,200
Burlington Coat Factory Warehouse Corp.	2,880	55,584
C&D Technologies, Inc.	3,520	62,762
C-COR.net Corp.*	7,040	72,442
Cabot Microelectronics Corp.*	3,520	107,747
California Pizza Kitchen, Inc.*	3,200	61,312
California Water Service Group	2,560	70,528
Callaway Golf Co.	9,920	112,493
Calpine Corp.*	68,160	294,452
Cambrex Corp.	3,840	96,883
Capital City Bank Group, Inc.	1,600	63,344
Caraustar Industries, Inc.*	4,800	67,728
Carpenter Technology Corp.	3,200	108,960
Cascade Bancorp	2,880	53,222
Cascade Corp.	1,600	50,000
Casella Waste Systems, Inc.*	3,200	42,080
Casey’s General Stores, Inc.	8,320	152,256
Cash America International, Inc.	4,800	110,400

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Catalina Marketing Corp.*	7,680	$140,467
Cathay Bancorp, Inc.	3,520	234,784
Cato Corp.—Class A	3,200	71,840
CB Bancshares, Inc.	640	59,648
Cell Therapeutics, Inc.*	8,320	61,318
Centene Corp.*	3,200	123,360
Central Pacific Financial Corp.	2,560	70,400
Central Parking Corp.	2,880	53,827
Century Aluminum Co.*	2,880	71,395
CH Energy Group, Inc.	2,560	118,886
Champion Enterprises, Inc.*	10,240	94,003
Charles River Associates, Inc.*	1,600	49,520
Charming Shoppes, Inc.*	18,880	168,599
Charter Communications, Inc.—Class A*	44,160	173,107
Charter Municipal Mortgage Acceptance Co.	5,760	113,242
Chattem, Inc.*	2,880	83,146
Checkpoint Systems, Inc.*	5,440	97,539
Chemical Financial Corp.	3,840	141,658
Cheniere Energy, Inc.*	3,200	62,624
Chesapeake Corp.	3,200	85,376
Chippac, Inc.—Class A*	9,920	62,198
Chiquita Brands International, Inc.*	5,760	120,499
Chittenden Corp.	3,520	123,728
Chordiant Software, Inc.*	11,840	53,990
Christopher & Banks Corp.	5,440	96,342
Churchill Downs, Inc.	1,280	52,096
Ciber, Inc.*	8,320	68,390
Cimarex Energy Co.*	6,080	183,799
Cincinnati Bell, Inc.*	40,320	179,021
Circor International, Inc.	2,560	52,198
Citizens Banking Corp.	7,040	218,592
City Holding Co.	2,880	90,950
CKE Restaurants, Inc.*	8,640	115,171
Clarcor, Inc.	2,240	102,592
CLECO Corp.	7,360	132,333
CMGI, Inc.*	61,760	120,432
CMS Energy Corp.*	21,760	198,669
CNET Networks, Inc.*	18,240	201,917
Coeur d’Alene Mines Corp.*	35,200	143,616
Cognex Corp.	6,400	246,272
Coherent, Inc.*	4,800	143,280
Cohu, Inc.	3,520	67,021
Cole National Corp.*	2,240	52,304
Commerce Group, Inc.	3,520	173,782
Commercial Federal Corp.	4,480	121,408
Commercial Metals Co.	4,160	134,992
Commercial NET Lease RealtyREIT	7,680	132,096
Commscope, Inc.*	3,520	75,504
Community Bank System, Inc.	4,160	94,806
Community Banks, Inc.	1,600	46,992
Community Trust Bancorp, Inc.	1,920	58,560
Compass Minerals International, Inc.	2,560	49,613
CompuCredit Corp.*	3,200	55,360
Comstock Resources, Inc.*	3,840	74,726
Conceptus, Inc.*	4,160	46,800
Concur Technologies, Inc.*	4,160	44,512
Conexant Systems, Inc.*	14,340	62,092
CONMED Corp.*	4,800	131,520
Consolidated Graphics, Inc.*	1,920	84,576
Continental Airlines, Inc.—Class B*	8,960	101,875
Cooper Tire & Rubber Co.	7,680	176,640
Cornerstone Realty Income Trust, Inc.REIT	8,320	72,966
Corporate Office Properties TrustREIT	4,800	119,280
Correctional Properties TrustREIT	1,920	56,160
Corrections Corp. of America*	5,120	202,189
Corus Bankshares, Inc.	2,560	105,242
Corvis Corp.*	64,000	90,240
CoStar Group, Inc.*	2,560	117,581
Cousins Properties, Inc.REIT	3,840	126,528
Cray, Inc.*	14,080	93,210
Credence Systems Corp.*	13,440	185,472
Crompton Corp.	18,880	118,944
Cross Country Healthcare, Inc.*	3,840	69,696
Crown Holdings, Inc.*	17,600	175,472
CSK Auto Corp.*	6,720	115,181
CTI Molecular Imaginging, Inc.*	5,120	72,602
Cubic Corp.	2,560	53,581
Cubist Pharmaceuticals, Inc.*	6,720	74,592
Cuno, Inc.*	2,880	153,648
Curtiss-Wright Corp.	3,200	179,809
CV Therapeutics, Inc.*	5,120	85,811
CVB Financial Corp.	6,500	141,570
Datascope Corp.	1,920	76,205
Decode Genetics, Inc.*	8,000	68,000
Delphi Financial Group, Inc.—Class A	1,600	71,200
Delta Air Lines, Inc.*	17,600	125,312
Deltic Timber Corp.	1,600	61,440
Denbury Resources, Inc.*	4,480	93,856
Dendrite International, Inc.*	6,080	112,966
DHB Industries, Inc.*	3,200	48,576
Diagnostic Products Corp.	3,200	140,608
Dick’s Sporting Goods, Inc.*	4,800	160,080
Digital River, Inc.*	4,800	156,624
Digital Theater Systems, Inc.*	2,880	75,312
Digitas, Inc.*	8,960	98,829
Dime Community Bancshares, Inc.	5,120	89,498
Dionex Corp.*	3,200	176,544
Direct General Corp.	2,560	82,586
Discovery Laboratories, Inc.*	7,680	73,651
Ditech Communications Corp.*	4,800	112,032
DJ Orthopedics, Inc.*	2,880	66,240
Dobson Communications Corp.*	17,920	58,419
Dollar Thrifty Automotive Group, Inc.*	3,520	96,589
Downey Financial Corp.	2,240	119,280
Drew Industries, Inc.*	1,280	52,096
DRS Technologies, Inc.*	2,560	81,664
Duane Reade, Inc.*	4,160	67,933
Dyax Corp.*	4,160	48,880
Dycom Industries, Inc.*	5,120	143,359
Eagle Materials Class A	2,560	181,810
EarthLink, Inc.*	22,080	228,528
Eastgroup Properties, Inc.REIT	2,880	96,970
Eclipsys Corp.*	6,080	92,781
EDO Corp.	2,560	61,747
eFunds Corp.*	7,360	128,800
El Paso Electric Co.*	7,360	113,638
Electro Scientific Industries, Inc.*	4,480	126,829
ElkCorp	3,200	76,608
Emmis Communications Corp.*	7,040	147,699
Empire District Electric Co.	3,840	77,222
Emulex Corp.*	11,520	164,851

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Encore Acquisition Co.*	3,520	$98,208
Encysive Pharmaceuticals, Inc.*	8,640	73,440
EnPro Industries, Inc.*	3,520	80,890
Enterasys Networks, Inc.*	34,560	72,922
Entertainment Properties TrustREIT	3,200	114,368
Entravision Communications Corp.*	8,000	61,440
Entrust Technologies, Inc.*	10,560	47,520
Enzo Biochem, Inc.*	3,840	57,600
Epicor Software Corp.*	6,400	89,920
Equity Inns, Inc.REIT	7,360	68,374
Equity One, Inc.REIT	4,800	86,784
eResearch Technology, Inc.*	5,256	147,168
ESCO Technologies, Inc.*	2,240	119,526
ESS Technology, Inc.*	5,440	58,262
Essex Property Trust, Inc.REIT	1,600	109,360
Esterline Technologies Corp.*	3,520	103,946
Ethan Allen Interiors, Inc.	1,600	57,456
Excel Technology, Inc.*	1,920	63,840
Exelixis, Inc.*	10,240	103,322
Exide Technologies*	3,840	78,528
ExpressJet Holdings, Inc.*	6,080	73,811
F.N.B. Corp.	4,480	91,392
FBL Financial Group, Inc.—Class A	1,920	54,259
FelCor Lodging Trust, Inc.*REIT	8,000	96,800
Ferro Corp.	4,480	119,526
Fidelity Bankshares, Inc.	2,240	79,408
Filenet Corp.*	5,760	181,843
Financial Federal Corp.*	2,240	78,982
Finisar Corp.*	27,200	53,856
Finish Line, Inc.—Class A*	3,200	96,544
First BanCorp	5,120	208,640
First Charter Corp.	4,800	104,592
First Citizens BancShares, Inc.—Class A	960	117,120
First Commonwealth Financial Corp.	11,520	149,414
First Community Bancorp—Class A	2,240	86,106
First Community Bankshares, Inc.	1,600	53,600
First Federal Capital Corp.	3,200	89,056
First Financial Bancorp	5,760	102,067
First Financial Bankshares, Inc.	2,240	93,923
First Financial Corp.	2,240	71,456
First Financial Holdings, Inc.	1,920	55,315
First Health Group Corp.*	12,480	194,813
First Horizon Pharmaceutical Corp.*	4,160	78,624
First Industrial Realty Trust, Inc.REIT	4,160	153,421
First Merchants Corp.	3,200	83,040
First National Bancshares	7,759	147,030
First Republic Bank	2,240	96,499
First Sentinel Bancorp, Inc.	3,840	78,912
FirstFed Financial Corp.*	2,240	93,184
Fisher Communications, Inc.*	960	48,317
Florida East Coast Industries, Inc.	3,520	136,048
Flowers Foods, Inc.	5,120	133,888
Flushing Financial Corp.	2,880	50,832
Forest Oil Corp.*	4,160	113,651
Formfactor, Inc.*	4,480	100,576
Franklin Electric Co., Inc.	2,560	96,666
Fred’s, Inc.	6,400	141,376
Frontier Financial Corp.	2,560	89,446
FTI Consulting, Inc.*	6,080	100,320
Fuller (H.B.) Co.	4,160	118,144
Furniture Brands International, Inc.	3,200	80,160
G & K Services, Inc.	2,880	115,747
Gables Residential TrustREIT	1,600	54,368
Gardner Denver, Inc.*	2,880	80,352
Gartner Group, Inc.*	7,360	97,299
Gateway, Inc.*	36,480	164,160
GATX Corp.	3,520	95,744
Gaylord Entertainment Co.*	3,840	120,538
GenCorp, Inc.	5,760	77,126
General Cable Corp.*	6,400	54,720
General Communication, Inc.—Class A*	7,360	58,438
Genesee & Wyoming, Inc.—Class A*	2,560	60,672
Genesis Healthcare Corp.*	3,200	92,928
Gentiva Health Services, Inc.*	4,160	67,642
Geron Corp.*	7,360	59,542
Getty Realty Corp.REIT	2,880	72,461
Gibraltar Steel Corp.	2,560	84,019
Glacier Bancorp, Inc.	4,296	121,018
Glatfelter (P.H.) Co.	4,800	67,584
Glimcher Realty TrustREIT	5,440	120,333
Global Industries, Ltd.*	13,440	76,877
Global Power Equipment Group, Inc.*	5,440	43,629
Golden Telecom, Inc.	2,240	63,034
Goodyear Tire & Rubber Co.*	23,040	209,433
Granite Construction, Inc.	2,560	46,669
Graphic Packaging Corp.*	10,880	94,112
Gray Television, Inc.	7,360	102,230
Greif Brothers Corp.—Class A	2,240	94,640
Grey Wolf, Inc.*	30,720	130,253
Group 1 Automotive, Inc.*	2,560	85,018
Guitar Center, Inc.*	3,520	156,534
Gymboree Corp.*	5,120	78,643
Hancock Holding Co.	4,480	130,189
Handleman Co.	3,840	88,934
Hanover Compressor Co.*	7,680	91,392
Harbor Florida Bancshares, Inc.	3,520	96,835
Harland (John H.) Co.	4,160	122,096
Harleysville National Corp.	4,160	106,496
Harris Interactive, Inc.*	8,000	53,760
Harvest Natural Resources, Inc.*	5,760	85,882
Haverty Furniture Companies, Inc.	3,200	55,936
Hayes Lemmerz International, Inc.*	6,080	91,808
Healthcare Realty Trust, Inc.REIT	4,480	167,910
Heartland Express, Inc.	5,120	140,083
Hecla Mining Co.*	19,520	111,264
HEICO Corp.	3,200	58,400
Helmerich & Payne, Inc.	5,120	133,734
Hibbet Sporting Goods, Inc.*	3,840	105,024
Highland Hospitality Corp.REIT	5,760	57,888
Highwoods Properties, Inc.REIT	8,000	188,000
Hollinger International, Inc.	7,360	123,574
Holly Corp.	1,600	59,840
Hologic, Inc.*	3,200	74,400
Home Properties of New York, Inc.REIT	2,560	99,789
HomeStore.com, Inc.*	15,680	62,563
Hooper Holmes, Inc.	9,280	53,267
Horace Mann Educators Corp.	6,080	106,278
Hot Topic, Inc.*	8,000	163,921
Hudson River Bancorp, Inc.	5,220	89,105
Human Genome Sciences, Inc.*	18,880	219,574
Hydril Co.*	2,560	80,640
Hypercom Corp.*	8,320	70,304

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
IBERIABANK Corp.	960	$56,813
Identix, Inc.*	14,400	107,568
IDEX Corp.	6,217	213,537
IDX Systems Corp.*	3,520	112,253
IHOP Corp.	3,520	125,875
II-VI, Inc.	1,920	58,867
Imation Corp.	5,120	218,163
IMC Global, Inc.	12,480	167,233
IMPAC Mortgage Holdings, Inc.REIT	5,760	129,715
Impax Laboratories, Inc.*	8,000	155,040
Incyte Genomics, Inc.*	9,920	75,789
Independence Community Bank Corp.	9,112	331,677
Independent Bank Corp.	2,560	74,112
Independent Bank Corp.	2,880	73,152
Infinity Property & Casualty Corp.	3,520	116,160
InFocus Corp.*	6,400	54,400
Informatica Corp.*	14,080	107,430
infoUSA, Inc.*	5,120	51,917
InnKeepers U.S.A. TrustREIT	5,440	56,086
Insight Communications Co., Inc.*	7,360	68,154
Insituform Technologies, Inc.—Class A*	4,480	72,890
Integra Bank Corp.	2,560	56,397
Integrated Device Technology, Inc.*	9,600	132,864
Integrated Silicon Solution, Inc.*	5,760	70,330
Interactive Data Corp.*	6,080	105,914
Interdigital Communications Corp.*	8,640	162,518
Interface, Inc.*	7,360	64,253
Internet Capital Group, Inc.*	6,400	49,536
Internet Security Systems, Inc.*	6,080	93,267
Interstate Bakeries Corp.	6,720	72,912
InterVoice-Brite, Inc.*	5,760	66,067
Interwoven, Inc.*	6,720	67,872
Intrado, Inc.*	2,880	46,339
Intuitive Surgical, Inc.*	5,440	103,360
Invacare Corp.	3,840	171,725
Inveresk Research Group, Inc.*	4,800	148,032
Inverness Medical Innovation, Inc.*	2,240	49,056
Investors Real Estate TrustREIT	6,720	69,754
Iomega Corp.	8,320	46,426
Ionics, Inc.*	2,880	81,360
Ipass, Inc.*	7,360	77,942
Ipayment, Inc.*	1,600	65,600
Irwin Financial Corp.	2,880	76,032
ISIS Pharmaceuticals, Inc.*	8,640	49,594
Jack in the Box, Inc.*	2,880	85,536
Jacuzzi Brands, Inc.*	12,480	100,714
JAKKS Pacific, Inc.*	4,160	86,486
Jarden Corp.*	3,840	138,202
JLG Industries, Inc.	6,400	88,896
JM Smucker Co.	285	13,084
Jo-Ann Stores, Inc.*	3,200	94,080
Jones Lang LaSalle, Inc.*	4,480	121,408
Journal Register Co.*	6,400	128,000
Joy Global, Inc.	8,000	239,520
K-V Pharmaceutical Co.*	5,760	132,998
K2, Inc.*	5,120	80,384
Kadant, Inc.*	2,240	51,811
Kansas City Southern Industries, Inc.*	6,400	99,200
Kaydon Corp.	4,160	128,669
KCS Energy, Inc.*	8,000	106,560
Keane, Inc.*	7,360	100,758
Kellwood Co.	3,200	139,360
Kelly Services, Inc.—Class A	2,880	85,824
Kennametal, Inc.	5,440	249,151
Kensey Nash Corp.*	1,600	55,200
Key Energy Group*	12,800	120,832
Keystone Automotive Industries, Inc.*	2,560	71,398
KFX, Inc.*	7,040	53,645
Kilroy Realty Corp.REIT	1,920	65,472
Kimball International, Inc.—Class B	3,520	51,920
Kindred Healthcare, Inc.*	4,480	118,048
Kirby Corp.*	3,520	136,928
Knight Trading Group, Inc.*	18,880	189,178
Knight Transportation, Inc.*	4,160	119,517
Kopin Corp.*	11,520	58,867
Korn/Ferry International*	5,120	99,174
Kramont Realty TrustREIT	3,840	61,440
Kronos, Inc.*	4,160	171,392
La Quinta Corp.*	30,720	258,048
La-Z-Boy, Inc.	7,680	138,086
LabOne, Inc.*	2,880	91,526
Labor Ready, Inc.*	5,760	89,280
Laclede Group, Inc.	3,520	96,483
Laidlaw International*	14,400	186,624
Lancaster Colony Corp.	4,480	186,546
Lance, Inc.	4,160	64,064
Landauer, Inc.	1,600	71,456
Landstar System, Inc.*	4,800	253,776
Lasalle Hotel PropertiesREIT	4,480	109,312
Lattice Semiconductor Corp.*	18,560	130,106
Lawson Software, Inc.*	8,960	63,437
Lennox International, Inc.	6,720	121,632
Levitt Corp.—Class A*	2,560	65,946
Lexicon Genetics, Inc.*	10,240	80,282
Libbey, Inc.	2,240	62,182
Lifecell Corp.*	4,800	54,192
Ligand Pharmaceuticals, Inc.—Class B*	11,520	200,218
Lincoln Electric Holdings, Inc.	5,440	185,450
Lindsay Manufacturing Co.	1,920	46,118
Linens ‘n Things, Inc.*	3,840	112,550
Lionbridge Technologies, Inc.*	7,680	58,752
Lithia Motors, Inc.—Class A	2,240	55,507
Littelfuse, Inc.*	3,520	149,283
LKQ Corp.*	2,240	41,507
LNR Property Corp.	960	52,080
Longview Fibre Co.*	8,320	122,554
Luminex Corp.*	4,480	45,069
M/I Schottenstein Homes, Inc.	1,600	64,960
Macdermid, Inc.	4,480	151,648
Macrovision Corp.*	7,040	176,211
Magellan Health Services*	4,480	149,856
Magnum Hunter Resources, Inc.*	10,240	106,291
Maguire Properties, Inc.REIT	4,800	118,896
Manitowoc Co.	3,840	129,984
ManTech International Corp.—Class A*	2,880	54,058
Manufactured Home Communities, Inc.REIT	2,560	84,966
Marcus Corp.	3,200	55,200
MarineMax, Inc.*	1,920	55,066
MatrixOne, Inc.*	8,000	55,280
Matthews International Corp.—Class A	5,440	179,194
Mattson Technology, Inc.*	6,400	76,928
Maverick Tube Corp.*	2,240	58,822

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Maximus, Inc.*	2,880	$102,125
MB Financial, Inc.	2,880	106,013
McDATA Corp.—Class A*	19,200	103,296
McGrath Rentcorp	1,600	59,120
Medarex, Inc.*	13,120	95,645
Mentor Corp.	6,720	230,429
Mercury Computer Systems, Inc.*	3,520	87,296
MeriStar Hospitality Corp.*REIT	14,400	98,496
Metal Management, Inc.*	2,880	57,053
Metals USA, Inc.*	3,200	57,216
Methode Electronics, Inc.—Class A	5,760	74,707
Metrocall Holdings, Inc.*	960	64,320
MFA Mortgage Investments, Inc.REIT	11,200	99,680
MGE Energy, Inc.	3,200	104,416
Micromuse, Inc.*	12,800	85,632
Micros Systems, Inc.*	2,560	122,803
Mid-State Bancshares	3,840	90,278
Millennium Chemicals, Inc.*	8,960	155,187
Mindspeed Technologies, Inc.*	16,320	80,947
Mine Safety Appliances Co.	3,520	118,624
Modine Manufacturing Co.	3,840	122,304
Molina Healthcare, Inc.*	1,600	61,088
Monaco Coach Corp.	3,840	108,173
Moog, Inc.—Class A*	4,331	160,723
MPS Group, Inc.*	16,000	193,920
MTS Systems Corp.	3,520	82,544
Mueller Industries, Inc.	3,840	137,473
Myers Industries, Inc.	3,520	49,632
Mykrolis Corp.*	6,720	117,062
Nabi Biopharmaceuticals*	9,600	136,512
Nara Bancorp, Inc.	2,880	49,334
National Financial Partners	5,440	191,869
National Health Investors, Inc.REIT	3,840	104,410
National Penn Bancshares, Inc.	3,840	114,202
National Western Life Insurance Co.—Class A*	320	49,136
Nationwide Health Properties, Inc.REIT	10,240	193,537
Navigant Consulting Co.*	7,360	157,798
NBT Bancorp, Inc.	5,440	121,530
NCI Building Systems, Inc.*	2,880	93,744
NCO Group, Inc.*	4,480	119,571
NDCHealth Corp.	2,560	59,392
Newcastle Investment Corp.REIT	4,800	143,760
Newpark Resources, Inc.*	13,760	85,312
NMS Communications Corp.*	7,680	56,678
North Fork Bancorp, Inc.	1,728	65,750
North Pittsburgh Systems, Inc.	2,560	51,328
Northwest Airlines Corp.—Class A*	11,200	124,544
Northwest Bancorp, Inc.	3,200	73,280
Northwest Natural Gas Co.	4,480	136,639
NS Group, Inc.*	2,880	47,347
Nu Skin Enterprises, Inc.	8,000	202,561
Nuvelo, Inc.*	4,800	46,176
Oceaneering International, Inc.*	4,160	142,480
Octel Corp.	1,920	50,554
Ocular Sciences, Inc.*	3,200	121,600
Ocwen Financial Corp.*	6,400	77,056
Odyssey Healthcare, Inc.*	6,080	114,426
Offshore Logistics, Inc.*	3,200	89,984
Ohio Casualty Corp.*	9,920	199,690
Oil States International, Inc.*	4,800	73,440
Old Dominion Freight Line, Inc.*	2,696	79,478
Old National Bancorp	9,280	230,422
Old Second Bancorp, Inc.	960	50,640
OM Group, Inc.*	3,520	116,195
Omega Healthcare Investors, Inc.REIT	7,680	77,107
ON Semiconductor Corp.*	19,840	99,597
Onyx Pharmaceuticals, Inc.*	4,160	176,218
Open Solutions, Inc.*	1,920	47,962
Opsware, Inc.*	8,320	65,894
OraSure Technologies, Inc.*	6,400	62,272
Orbital Sciences Corp.*	7,040	97,222
Oriental Financial Group, Inc.	3,386	91,659
OrthoLogic Corp.*	5,760	49,939
Oscient Pharmaceuticals Corp.*	9,920	50,691
Otter Tail Power Co.	4,160	111,738
Overseas Shipholding Group, Inc.	1,600	70,608
Overstock.com, Inc.*	1,920	75,034
Owens & Minor, Inc.	6,080	157,473
Oxford Industries, Inc.	2,240	97,574
P.F. Chang’s China Bistro, Inc.*	2,560	105,344
Pacific Capital Bancorp	7,475	210,272
Packeteer, Inc.*	5,440	87,856
PalmOne, Inc.*	4,160	144,643
Par Pharmaceutical Cos., Inc.*	1,280	45,069
Parametric Technology Corp.*	43,840	219,201
PAREXEL International Corp.*	4,160	82,368
Park National Corp.	1,920	245,204
Parker Drilling Co.*	15,360	58,675
Parkway Properties, Inc.REIT	909	40,405
Paxar Corp.*	5,760	112,435
Payless ShoeSource, Inc.*	9,920	147,907
Pediatrix Medical Group, Inc.*	3,200	223,519
Peet’s Coffee & Tea, Inc.*	1,920	47,981
Penn Virginia Corp.	2,880	103,997
Pennsylvania REIT	4,480	153,440
Pep Boys-Manny, Moe & Jack	3,840	97,344
Per-Se Technologies, Inc.*	3,840	55,834
Perot Systems Corp.—Class A*	12,480	165,610
Perrigo Co.	9,920	188,182
PFF Bancorp, Inc.	1,600	59,584
Pharmos Corp.*	14,400	59,184
Philadelphia Consolidated Holding Corp.*	2,880	173,002
Pinnacle Entertainment, Inc.*	5,760	72,634
Pixelworks, Inc.*	6,720	102,950
Plains Exploration & Production Co.*	9,600	176,160
Plug Power, Inc.*	8,000	59,840
PNM Resources, Inc.	7,767	161,310
PolyOne Corp.*	15,040	111,898
Post Properties, Inc.REIT	6,400	186,560
Powerwave Technologies, Inc.*	10,560	81,312
Prentiss Properties TrustREIT	4,800	160,896
Presidential Life Corp.	3,520	63,430
Price Communications Corp.*	6,320	93,283
Price Legacy Corp.REIT	3,520	64,979
Prima Energy Corp.*	1,600	63,312
Prime Hospitality Corp.*	6,080	64,570
PRIMEDIA, Inc.*	21,760	60,493
Primus Telecommunications Group, Inc.*	12,160	61,773
Priority Healthcare Corp.—Class B*	4,800	110,160
PrivateBancorp, Inc.	2,560	70,298
ProAssurance Corp.*	4,160	141,898

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
ProQuest Co.*	3,840	$104,640
Prosperity Bancshares, Inc.	2,560	62,336
Provident Bankshares Corp.	5,440	156,890
Provident Financial Services, Inc.	8,960	157,248
Province Healthcare Co.*	7,360	126,224
PS Business Parks, Inc.REIT	1,920	77,261
PSS World Medical, Inc.*	11,200	125,440
Pulitzer, Inc.	1,280	62,592
Quanta Services, Inc.*	11,840	73,645
Quantum Corp.*	29,440	91,264
R & G Finanical Corp.—Class B	4,160	137,530
RailAmerica, Inc.*	5,760	84,096
RAIT Investment TrustREIT	3,200	78,880
Ralcorp Holdings, Inc.*	4,160	146,432
Range Resources Corp.	11,200	163,520
RARE Hospitality International, Inc.*	5,440	135,456
RC2 Corp.*	2,240	79,520
Reader’s Digest Association, Inc.	11,200	179,089
RealNetworks, Inc.*	18,240	124,762
Realty Income Corp.REIT	4,160	173,597
Red Robin Gourmet Burgers, Inc.*	1,920	52,550
Regal-Beloit Corp.	4,160	92,602
Reliance Steel & Aluminum Co.	2,880	116,122
Revlon, Inc.—Class A*	24,000	70,800
RF Micro Devices, Inc.*	28,160	211,200
RLI Corp.	3,200	116,800
Rock-Tenn Co.	4,800	81,360
Rogers Corp.*	2,560	178,944
RTI International Metals, Inc.*	3,520	56,144
Ruddick Corp.	5,440	122,128
Russell Corp.	4,800	86,208
Ryans Restaurant Group, Inc.*	7,040	111,232
Ryerson Tull, Inc.	3,840	60,979
S & T Bancorp, Inc.	3,840	122,803
S1 Corp.*	11,520	114,509
Safeguard Scientifics, Inc.*	19,520	44,896
SafeNet, Inc.*	3,840	106,291
Saga Communications, Inc.*	2,560	46,720
Salix Pharmaceuticals, Ltd.*	3,840	126,528
Sandy Spring Bancorp, Inc.	2,240	77,840
Sapient Corp.*	12,800	76,928
Scansoft, Inc.*	13,120	64,944
ScanSource, Inc.*	1,920	114,086
Schweitzer-Mauduit International, Inc.	1,920	58,810
SCP Pool Corp.	5,760	259,201
Seacoast Financial Services Corp.	4,800	166,080
SEACOR SMIT, Inc.*	2,560	112,461
Secure Computing Corp.*	5,760	67,104
Select Comfort Corp.*	5,440	154,496
Select Medical Corp.	12,800	171,776
Sensient Technologies Corp.	7,040	151,220
Sequa Corp.—Class A*	960	56,131
SERENA Software, Inc.*	4,160	79,414
Shaw Group, Inc.*	8,960	90,765
Shopko Stores, Inc.*	4,800	67,872
Sierra Pacific Resources*	17,280	133,229
Silgan Holdings, Inc.	1,920	77,395
Silicon Graphics, Inc.*	42,880	94,336
Silicon Image, Inc.*	12,160	159,661
Silicon Storage Technology, Inc.*	12,800	131,840
Siliconix, Inc.*	960	47,635
Simmons First National Corp.—Class A	2,560	66,637
Simpson Manufacturing Co., Inc.	2,880	161,626
Sinclair Broadcast Group—Class A	7,360	75,587
Six Flags, Inc.*	14,080	102,221
SkyWest, Inc.	9,600	167,137
Skyworks Solutions, Inc.*	21,440	187,171
Sola International, Inc.*	4,480	77,190
Sonic Automotive, Inc.	3,840	85,056
Sonic Corp.*	136	3,094
Sonic Solutions*	2,880	61,200
SonoSite, Inc.*	2,560	61,210
Sonus Networks, Inc.*	35,520	169,786
Sotheby’s Holdings, Inc.—Class A*	6,080	97,037
Southern Union Co.*	5,760	121,421
Southwest Gas Corp.	5,120	123,546
Southwestern Energy Co.*	5,120	146,790
Spartech Corp.	4,160	107,910
Speedway Motorsports, Inc.	2,560	85,606
Spherion Corp.*	9,920	100,589
SRA International, Inc.—Class A*	1,600	67,712
St.Mary Land & Exploration Co.	4,160	148,304
Standard Microsystems Corp.*	2,880	67,162
Standex International Corp.	1,920	52,224
StarTek, Inc.	1,920	68,736
State Auto Financial Corp.	2,240	68,813
STERIS Corp.*	7,360	166,042
Sterling Bancorp	2,240	61,869
Sterling Bancshares, Inc.	7,360	104,438
Sterling Financial Corp.	3,520	91,626
Sterling Financial Corp.*	3,961	126,237
Stewart & Stevenson Services, Inc.	4,800	86,016
Stewart Enterprises, Inc.—Class A*	17,600	143,264
Strayer Education, Inc.	2,240	249,917
Stride Rite Corp.	6,400	70,592
Suffolk Bancorp	1,920	62,592
Summit Properties, Inc.REIT	4,160	106,662
Superior Energy Services, Inc.*	8,960	90,048
SureWest Communications	2,240	70,784
Susquehanna Bancshares, Inc.	7,680	193,229
Swift Energy Co.*	3,840	84,710
Sybron Dental Special, Inc.*	6,400	191,040
Sycamore Networks, Inc.*	28,480	120,470
Symmetricom, Inc.*	7,360	65,504
Take-Two Interactive Software, Inc.*	4,800	147,072
TALX Corp.	2,240	54,723
Taubman Centers, Inc.REIT	7,040	161,146
Techne Corp.*	5,760	250,271
Technitrol, Inc.*	6,080	133,152
Tecumseh Products Co.	2,560	105,446
Teledyne Technologies, Inc.*	5,440	108,909
TeleTech Holdings, Inc.**	6,080	53,322
Telik, Inc.*	6,400	152,768
Tenneco Automotive, Inc.*	6,720	88,906
Terex Corp.*	4,480	152,902
Tesoro Petroleum Corp.*	6,400	176,641
Tessera Technologies*	3,840	69,197
TETRA Technologies, Inc.*	3,520	94,512
Texas Industries, Inc.	2,880	118,570
The Medicines Co.*	7,360	224,553
The Men’s Wearhouse, Inc.*	1,920	50,669
The Phoenix Companies, Inc.	14,400	176,400

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
The Robert Mondavi Corp.—Class A*	1,600	$59,232
The Steak n Shake Co.*	3,840	69,965
Thomas Industries, Inc.	2,240	74,368
Thor Industries, Inc.	3,200	107,072
THQ, Inc.*	4,800	109,920
Tierone Corp.	3,200	68,832
Titan Corp.*	13,120	170,298
Toro Co.	1,280	89,690
Town & Country TrustREIT	2,880	72,691
Trammell Crow Co.*	5,440	76,704
Transaction Systems Architects, Inc.*	6,080	130,902
Transkaryotic Therapies, Inc.*	4,800	71,808
Transmeta Corp.*	24,320	53,261
Tredegar Corp.	4,480	72,262
Triad Guaranty, Inc.*	1,600	93,120
Triarc Companies, Inc.	5,760	58,579
Trinity Industries, Inc.	2,880	91,555
TriQuint Semiconductor, Inc.*	22,400	122,304
Triumph Group, Inc.*	2,560	81,741
TrustCo Bank Corp. NY	12,160	159,296
Trustmark Corp.	7,680	222,106
TTM Technologies, Inc.*	6,720	79,632
Tyler Technologies, Inc.*	6,080	57,517
UbiquiTel, Inc.*	11,520	48,614
UICI*	5,440	129,526
UIL Holdings Corp.	1,600	77,904
UMB Financial Corp.	2,560	132,147
Unit Corp.*	3,520	110,704
United Auto Group, Inc.	2,560	78,464
United Community Banks, Inc.	4,800	120,864
United Community Financial Corp.	4,480	58,240
United Fire & Casualty Co.	1,280	73,920
United Online, Inc.*	8,640	152,150
United Rentals, Inc.*	2,880	51,523
United Surgical Partners International, Inc.*	4,480	176,826
Universal American Financial Corp.*	4,480	49,190
Universal Corp.	3,840	195,610
Universal Forest Products, Inc.	2,560	82,560
Universal Health Realty Income TrustREIT	1,920	55,104
Universal Technica*	2,240	89,555
Univest Corporation of Pennsylvania	1,280	65,280
Unizan Financial Corp.	3,520	91,872
Unova, Inc.*	8,000	162,000
URS Corp.*	2,880	78,912
Urstadt Biddle Properties—Class AREIT	3,520	52,131
USEC, Inc.	12,480	109,450
Vail Resorts, Inc.*	3,200	61,312
Valeant Pharmaceuticals International	7,360	147,200
Valmont Industries, Inc.	2,240	51,296
ValueClick, Inc.*	13,120	157,178
Varian Semiconductor Equipment Associates, Inc.*	3,840	148,070
Vertex Pharmaceuticals, Inc.*	12,800	138,752
Viasys Healthcare, Inc.*	5,120	107,059
Vicor Corp.*	3,200	58,464
Vicuron Pharmaceuticals, Inc.*	7,680	96,461
Vignette Corp.*	47,360	78,618
Vintage Petroleum, Inc.	4,800	81,456
Visteon Corp.	14,720	171,782
VISX, Inc.*	2,560	68,403
Vitesse Semiconductor Corp.*	35,520	173,338
W-H Energy Services, Inc.*	4,160	81,536
W.R. Grace & Co.*	10,880	67,456
Wabtec Corp.	5,760	103,910
Walter Industries, Inc.	3,840	52,301
Washington REIT	6,400	188,032
Washington Trust Bancorp, Inc.	2,240	58,173
Watsco, Inc.	3,520	98,806
Watson Wyatt & Company Holdings	5,440	144,976
Watts Industries, Inc.—Class A	3,520	94,864
Wausau-Mosinee Paper Corp.	7,360	127,327
WCI Communities, Inc.*	2,560	57,114
webMethods, Inc.*	7,680	65,818
Weis Markets, Inc.	1,920	67,296
Werner Enterprises, Inc.	6,720	141,792
Wesbanco, Inc.	2,880	83,894
WESCO International, Inc.*	2,880	52,992
West Coast Bancorp	2,560	54,886
West Pharmaceutical Services, Inc.	2,560	108,288
Westamerica Bancorporation	3,840	201,408
Wild Oats Markets, Inc.*	5,120	72,038
Winn-Dixie Stores, Inc.	13,440	96,768
Winnebago Industries, Inc.	3,200	119,295
Wintrust Financial Corp.	3,200	161,632
WMS Industries, Inc.*	3,200	95,360
Wolverine World Wide, Inc.	6,080	159,601
Woodward Governor Co.	1,600	115,376
World Fuel Services Corp.	1,600	72,128
X-Rite, Inc.	3,520	51,181
Yankee Candle Co., Inc.*	4,800	140,400
Zenith National Insurance Corp.	1,280	62,208
Zoll Medical Corp.*	1,600	56,128
Zoran Corp.*	7,040	129,184
Zymogenetics, Inc.*	3,200	60,800

TOTAL COMMON STOCKS (Cost $80,388,912)		84,949,648

	Principal Amount
U.S. Government Agency Obligations (27.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$32,319,000	32,319,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,319,000)		32,319,000

TOTAL INVESTMENT SECURITIES (Cost $112,707,912)—98.0%		117,268,648
Net other assets (liabilities)—2.0%		2,453,889

NET ASSETS—100.0%		$119,722,537

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $31,605,125)	107	$1,395,869

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04(Underlying notional amount at value $3,191,921)	5,396	$21,826
Equity Index Swap Agreements based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $405,022)	685	11,934
ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.1%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.5%
Auto Parts & Equipment		1.0%
Banks		7.1%
Beverages		0.1%
Biotechnology		1.1%
Building Materials		0.8%
Chemicals		1.3%
Commercial Services		3.6%
Computers		2.1%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.7%
Diversified Financial Services		0.5%
Electric		1.4%
Electrical Components & Equipment		0.3%
Electronics		1.7%
Energy-Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software/Services		0.1%
Entertainment		0.7%
Environmental Control		0.2%
Food		0.9%
Forest & Paper Products		0.5%
Gas		0.3%
Hand/Machine Tools		0.6%
Health Care—Products		2.3%
Healthcare—Services		1.8%
Home Builders		0.4%
Home Furnishings		0.4%
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		1.8%
Internet		2.6%
Investment Companies		0.1%
Iron/Steel		0.5%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.3%
Media		1.0%
Medical—Biomedical/Genetic		0.1%
Medical—Drugs		0.1%
Medical Instruments		0.1%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.6%
Mining		0.6%
Miscellaneous Manufacturing		1.3%
Office/Business Equipment		0.1%
Oil & Gas		2.3%
Oil & Gas Services		0.9%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.4%
Pharmaceuticals		2.7%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.6%
Retail		3.6%
Savings & Loans		1.6%
Semiconductors		2.7%
Software		2.1%
Telecommunication		2.6%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.4%
Trucking & Leasing		0.1%
Water		0.1%
Other **		29.0%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,707,912)	$117,268,648
Segregated cash balances with brokers for futures contracts	2,108,101
Segregated cash balances with custodian for swap agreements	103
Dividends and interest receivable	43,808
Receivable for investments sold	45,864
Receivable for capital shares issued	1,878,782
Variation margin on futures contracts	89,964
Unrealized appreciation on swap contracts	33,760
Prepaid expenses	1,216

Total Assets	121,470,246

Liabilities:
Cash overdraft	150,979
Payable for investments purchased	1,318,091
Payable for capital shares redeemed	4
Advisory fees payable	68,387
Management services fees payable	13,677
Administration fees payable	2,935
Administrative services fees payable	71,741
Distribution fees payable	71,742
Other accrued expenses	50,153

Total Liabilities	1,747,709

Net Assets	$119,722,537

Net Assets consist of:
Capital	$105,011,592
Accumulated net investment income (loss)	(354,317)
Accumulated net realized gains (losses) on investments	9,074,897
Net unrealized appreciation (depreciation) on investments	5,990,365

Net Assets	$119,722,537

Shares of Beneficial Interest Outstanding	3,577,004

Net Asset Value (offering and redemption price per share)	$33.47

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$450,857
Interest	187,261

Total Investment Income	638,118

Expenses:
Advisory fees	456,661
Management services fees	91,333
Administration fees	19,124
Transfer agency and administrative service fees	175,093
Distribution fees	152,220
Custody fees	47,111
Fund accounting fees	31,151
Other fees	19,744

Total Expenses	992,437

Net Investment Income (Loss)	(354,319)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,681,122
Net realized gains (losses) on futures contracts	(971,366)
Net realized gains (losses) on swap agreements	599,968
Change in net unrealized appreciation/depreciation on investments	(2,080,892)

Net Realized and Unrealized Gains (Losses) on Investments	4,228,832

Change in Net Assets Resulting from Operations	$3,874,513

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(354,319)	$(315,344)
Net realized gains (losses) on investments	6,309,724	11,595,737
Change in net unrealized appreciation/depreciation on investments	(2,080,892)	8,241,792

Change in net assets resulting from operations	3,874,513	19,522,185

Capital Transactions:
Proceeds from shares issued	198,653,799	317,214,802
Cost of shares redeemed	(210,140,581)	(248,014,063)

Change in net assets resulting from capital transactions	(11,486,782)	69,200,739

Change in net assets	(7,612,269)	88,722,924
Net Assets:
Beginning of period	127,334,806	38,611,882

End of period	$119,722,537	$127,334,806

Accumulated net investment income (loss)	$(354,317)	$2

Share Transactions:
Issued	6,015,087	11,747,664
Redeemed	(6,465,149)	(9,464,090)

Change in shares	(450,062)	2,283,574

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.62		$22.15		$28.56		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.14	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments	1.94		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	1.85		9.47		(6.41)		(1.44)

Net Asset Value, End of Period	$33.47		$31.62		$22.15		$28.56

Total Return	5.85	%(c)	42.75%		(22.44)%		(4.80	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.73%		1.97%		2.65%
Net expenses (d)	1.63%		1.73%		1.97%		2.25%
Net investment income (loss)(d)	(0.58)%		(0.52)%		(0.62)%		(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$119,723		$127,335		$38,612		$19,965
Portfolio turnover rate(e)	99	%(c)	189%		527%		2,627	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (98.3%)
Adobe Systems, Inc.	32,704	$1,520,736
Altera Corp.*	73,584	1,635,036
Amazon.com, Inc.*	37,814	2,057,082
American Power Conversion Corp.	28,105	552,263
Amgen, Inc.*	82,782	4,517,413
Apollo Group, Inc.—Class A*	25,039	2,210,694
Apple Computer, Inc.*	74,095	2,411,051
Applied Materials, Inc.*	122,129	2,396,171
ATI Technologies, Inc.*	33,726	636,072
BEA Systems, Inc.*	52,633	432,643
Bed Bath & Beyond, Inc.*	56,721	2,180,922
Biogen Idec, Inc.*	51,611	3,264,396
Biomet, Inc.	48,034	2,134,631
Broadcom Corp.—Class A*	32,193	1,505,667
C.H. Robinson Worldwide, Inc.	11,753	538,758
Career Education Corp.*	14,308	651,872
CDW Corp.	12,264	781,952
Cephalon, Inc.*	7,154	386,316
Check Point Software Technologies, Ltd.*	35,770	965,432
Chiron Corp.*	36,792	1,642,395
Cintas Corp.	28,616	1,364,125
Cisco Systems, Inc.*	338,282	8,017,283
Citrix Systems, Inc.*	28,105	572,218
Comcast Corp.—Special Class A*	133,371	3,738,389
Compuware Corp.*	33,215	219,219
Comverse Technology, Inc.*	28,616	570,603
Costco Wholesale Corp.	33,726	1,385,127
Dell, Inc.*	129,794	4,649,222
DENTSPLY International, Inc.	10,731	559,085
Dollar Tree Stores, Inc.*	15,330	420,502
eBay, Inc.*	68,474	6,296,183
EchoStar Communications Corp.—Class A*	34,237	1,052,788
Electronic Arts, Inc.*	42,924	2,341,504
Expeditors International of Washington, Inc.	14,308	706,958
Express Scripts, Inc.—Class A*	9,709	769,244
Fastenal Co.	10,220	580,803
First Health Group Corp.*	13,286	207,394
Fiserv, Inc.*	34,237	1,331,477
Flextronics International, Ltd.*	80,227	1,279,620
Garmin, Ltd.	13,797	511,041
Gentex Corp.	11,242	446,083
Genzyme Corp.—General Division*	39,858	1,886,479
Gilead Sciences, Inc.*	29,638	1,985,746
Henry Schein, Inc.*	5,621	354,910
Intel Corp.	316,820	8,744,232
InterActiveCorp*	101,689	3,064,906
Intersil Corp.—Class A	19,929	431,662
Intuit, Inc.*	34,748	1,340,578
Invitrogen Corp.*	6,643	478,230
JDS Uniphase Corp.*	228,928	867,637
Juniper Networks, Inc.*	48,545	1,192,751
KLA-Tencor Corp.*	33,215	1,640,157
Lam Research Corp.*	19,418	520,402
Lamar Advertising Co.*	11,753	509,493
Level 3 Communications, Inc.*	94,024	333,785
Lincare Holdings, Inc.*	13,286	436,578
Linear Technology Corp.	57,743	2,279,116
Marvell Technology Group, Ltd.*	35,770	955,059
Maxim Integrated Products, Inc.	63,364	3,321,541
MedImmune, Inc.*	37,303	872,890
Mercury Interactive Corp.*	13,797	687,505
Microchip Technology, Inc.	24,017	757,496
Microsoft Corp.	520,198	14,856,854
Millennium Pharmaceuticals, Inc.*	47,012	648,766
Molex, Inc.	13,797	442,608
Network Appliance, Inc.*	51,100	1,100,183
Nextel Communications, Inc.—Class A*	193,669	5,163,216
Novellus Systems, Inc.*	20,951	658,699
NVIDIA Corp.*	25,039	513,300
Oracle Corp.*	303,023	3,615,064
PACCAR, Inc.	27,594	1,600,176
PanAmSat Corp.*	28,105	652,598
Patterson Dental Co.*	9,198	703,555
Patterson-UTI Energy, Inc.	12,264	409,740
Paychex, Inc.	50,078	1,696,643
PeopleSoft, Inc.*	72,051	1,332,944
Petsmart, Inc.	19,929	646,696
Pixar Animation Studios*	7,665	532,794
QLogic Corp.*	13,286	353,275
Qualcomm, Inc.	136,948	9,994,465
Research In Motion, Ltd.*	26,061	1,783,615
Ross Stores, Inc.	20,440	546,974
Ryanair Holdings PLCADR*	8,687	284,760
Sandisk Corp.*	20,951	454,427
Sanmina-SCI Corp.*	77,672	706,815
Siebel Systems, Inc.*	82,271	878,654
Sigma-Aldrich Corp.	9,198	548,293
Smurfit-Stone Container Corp.*	34,748	693,223
Staples, Inc.	47,012	1,377,922
Starbucks Corp.*	77,161	3,354,961
Sun Microsystems, Inc.*	202,356	878,225
Symantec Corp.*	45,479	1,991,071
Synopsys, Inc.*	19,929	566,581
Tellabs, Inc.*	33,215	290,299
Teva Pharmaceutical Industries, Ltd.ADR	31,171	2,097,497
VeriSign, Inc.*	32,704	650,810
Veritas Software Corp.*	61,320	1,698,564
Whole Foods Market, Inc.	8,687	829,174
Xilinx, Inc.	64,386	2,144,698
Yahoo!, Inc.*	90,447	3,285,940

TOTAL COMMON STOCKS (Cost $138,210,353)		172,085,602

	Principal Amount
U.S. Government Agency Obligations (1.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$2,557,000	2,557,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,557,000)		2,557,000

TOTAL INVESTMENT SECURITIES (Cost $140,767,353)—99.8%		174,642,602
Net other assets (liabilities)—0.2%		364,910

NET ASSETS—100.0%		$175,007,512

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $2,585,700)	17	$17,773
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $152,150)	5	4,239
ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.3%
Airlines		0.2%
Auto Manufacturers		0.9%
Biotechnology		7.1%
Chemicals		0.3%
Commercial Services		2.7%
Computers		7.7%
Distribution/Wholesale		0.8%
Electrical Components & Equipment		0.6%
Electronics		1.7%
Food		0.5%
Healthcare—Products		2.1%
Healthcare—Services		0.2%
Internet		10.5%
Media		2.1%
Oil & Gas		0.2%
Packaging & Containers		0.4%
Pharmaceuticals		3.5%
Retail		5.7%
Semiconductors		16.3%
Software		16.9%
Telecommunications		16.1%
Textiles		0.8%
Transportation		0.7%
Other**		1.7%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

21

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $140,767,353)	$174,642,602
Segregated cash balances with brokers for futures contracts	361,800
Dividends and interest receivable	2,879
Receivable for capital shares issued	3,278,101
Variation margin on futures contracts	18,924
Prepaid expenses	1,533

Total Assets	178,305,839

Liabilities:
Cash overdraft.	18,568
Payable for investments purchased	3,030,862
Payable for capital shares redeemed	672
Advisory fees payable	80,418
Management services fees payable	16,084
Administration fees payable	3,450
Administrative services fees payable	53,692
Distribution fees payable	26,906
Other accrued expenses	67,675

Total Liabilities	3,298,327

Net Assets	$175,007,512

Net Assets consist of:
Capital	$182,334,102
Accumulated net investment income (loss)	(1,094,038)
Accumulated net realized gains (losses) on investments	(40,129,813)
Net unrealized appreciation (depreciation) on investments	33,897,261

Net Assets	$175,007,512

Shares of Beneficial Interest Outstanding	10,818,136

Net Asset Value (offering and redemption price per share)	$16.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$121,010
Interest	16,473

Total Investment Income	137,483

Expenses:
Advisory fees	486,965
Management services fees	97,394
Administration fees	24,106
Transfer agency and administrative service fees	358,734
Distribution fees	162,322
Custody fees	30,867
Fund accounting fees	40,825
Other fees	30,308

Total Net Expenses	1,231,521

Net Investment Income (Loss)	(1,094,038)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,341,557
Net realized gains (losses) on futures contracts	1,006,996
Change in net unrealized appreciation/depreciation on investments	(7,743,713)

Net Realized and Unrealized Gains (Losses) on Investments	(2,395,160)

Change in Net Assets Resulting from Operations	$(3,489,198)

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,094,038)	$(1,849,891)
Net realized gains (losses) on investments	5,348,553	1,639,273
Change in net unrealized appreciation/depreciation on investments	(7,743,713)	38,631,467

Change in net assets resulting from operations	(3,489,198)	38,420,849

Capital Transactions:
Proceeds from shares issued	559,485,976	786,092,747
Cost of shares redeemed	(534,992,409)	(746,760,017)

Change in net assets resulting from capital transactions	24,493,567	39,332,730

Change in net assets	21,004,369	77,753,579
Net Assets:
Beginning of period	154,003,143	76,249,564

End of period	$175,007,512	$154,003,143

Accumulated net investment income (loss)	$(1,094,038)	$—

Share Transactions:
Issued	35,441,103	60,341,194
Redeemed	(34,378,937)	(57,668,702)

Change in shares	1,062,166	2,672,492

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.79		$10.76		$17.53		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.22	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments	0.52	(c)	5.25		(6.54)		(12.20)

Total income (loss) from investment activities	0.39		5.03		(6.77)		(12.47)

Net Asset Value, End of Period	$16.18		$15.79		$10.76		$17.53

Total Return	2.47	%(d)	46.75%		(38.62)%		(41.57	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.90%		1.95%		2.03%		1.91%
Net expenses(e)	1.90%		1.95%		1.98%		1.91%
Net investment income (loss)(e)	(1.69)%		(1.68)%		(1.75)%		(1.61)%
Supplemental Data:
Net assets, end of period (000’s)	$175,008		$154,003		$76,250		$70,774
Portfolio turnover rate(f)	303	%(d)	510%		534%		918	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (98.8%)
3Com Corp.*	95,232	$595,200
Advanced Fibre Communications, Inc.*	21,824	440,845
Advent Software, Inc.*	7,936	143,404
AGCO Corp.*	21,824	444,556
AGL Resources, Inc.	15,872	461,082
Airgas, Inc.	17,856	426,937
Alaska Air Group, Inc.*	6,944	165,753
Albemarle Corp.	9,920	313,968
Alexander & Baldwin, Inc.	9,920	331,824
ALLETE, Inc.	21,824	726,739
Alliant Energy Corp.	26,784	698,527
Allmerica Financial Corp.*	12,896	435,885
AMB Property Corp.REIT	19,840	687,059
American Financial Group, Inc.	17,856	545,858
American Greetings Corp.—Class A*	16,864	390,908
AmeriCredit Corp.*	38,688	755,577
Amerus Group Co.	9,920	410,688
AnnTaylor Stores Corp.*	16,864	488,719
Aquilla, Inc.*	47,616	169,513
Arch Coal, Inc.	12,896	471,865
Arrow Electronics, Inc.*	27,776	744,952
ArvinMeritor, Inc.	16,864	330,028
Ascential Software Corp.*	14,880	237,931
Associated Banc Corp.	26,785	793,640
Astoria Financial Corp.	18,848	689,460
Avnet, Inc.*	29,760	675,552
Bandag, Inc.	4,960	220,869
Banknorth Group, Inc.	41,664	1,353,247
Banta Corp.	5,952	264,328
Barnes & Noble, Inc.*	16,864	573,039
Belo (A.H.) Corp.—Class A	28,768	772,421
BJ’s Wholesale Club, Inc.*	16,864	421,600
Black Hills Corp.	7,936	249,984
Bob Evans Farms, Inc.	8,928	244,449
Borders Group, Inc.	18,848	441,797
BorgWarner, Inc.	13,888	607,878
Bowater, Inc.	13,888	577,602
Cabot Corp.	14,880	605,615
Cadence Design Systems, Inc.*	66,464	972,368
Caesars Entertainment, Inc.*	75,392	1,130,880
Callaway Golf Co.	17,856	202,487
CBRL Group, Inc.	11,904	367,238
CheckFree Holdings Corp.*	20,832	624,960
CNF, Inc.	11,904	494,730
Colonial BancGroup, Inc.	30,752	558,764
Commscope, Inc.*	14,880	319,176
Community Health Systems*	23,808	637,340
Constellation Brands, Inc.*	25,792	957,657
Cooper Cameron Corp.*	12,896	628,035
Credence Systems Corp.*	23,808	328,550
Crompton Corp.	27,776	174,989
Cytec Industries, Inc.	9,920	450,864
D.R. Horton, Inc.	56,544	1,605,850
Dean Foods Co.*	38,688	1,443,449
Duquesne Light Holdings, Inc.	18,848	363,955
Dycom Industries, Inc.*	11,904	333,312
Edwards (A.G.), Inc.	19,840	675,155
Emmis Communications Corp.*	13,888	291,370
Energy East Corp.	35,712	866,016
Ensco International, Inc.	36,704	1,068,087
Entercom Communications Corp.*	12,896	481,021
Everest Re Group, Ltd.	13,888	1,116,040
Fairchild Semiconductor International, Inc.*	28,768	470,932
Federal Signal Corp.	11,904	221,533
Ferro Corp.	9,920	264,666
Fidelity National Financial, Inc.	41,664	1,555,735
First American Financial Corp.	21,824	565,023
FirstMerit Corp.	20,832	549,340
Flowserve Corp.*	12,896	321,626
FMC Corp.*	8,928	384,886
Forest Oil Corp.*	13,888	379,420
Furniture Brands International, Inc.	13,888	347,894
GATX Corp.	11,904	323,789
Glatfelter (P.H.) Co.	10,912	153,641
Granite Construction, Inc.	9,920	180,842
Great Plains Energy, Inc.	17,856	530,323
Greater Bay Bancorp	12,896	372,694
Hanover Compressor Co.*	18,848	224,291
Harris Corp.	15,872	805,504
Harsco Corp.	9,920	466,240
Hawaiian Electric Industries, Inc.	19,840	517,824
HCC Insurance Holdings, Inc.	15,872	530,284
Health Net, Inc.*	27,776	736,064
Helmerich & Payne, Inc.	11,904	310,932
Hibernia Corp.	37,696	916,013
Highwoods Properties, Inc.REIT	12,896	303,056
Horace Mann Educators Corp.	10,912	190,742
Hospitality Properties TrustREIT	16,864	713,347
Hovnanian Enterprises—Class A*	14,880	516,485
IDACORP, Inc.	8,928	241,056
Imation Corp.	8,928	380,422
Independence Community Bank Corp.	19,840	722,176
IndyMac Bancorp, Inc.	14,880	470,208
Integrated Device Technology, Inc.*	25,792	356,961
Intersil Corp.—Class A	33,728	730,549
Interstate Bakeries Corp.	10,912	118,395
Jefferies Group, Inc.	13,888	429,417
JM Smucker Co.	13,888	637,598
Keane, Inc.*	15,872	217,288
Kelly Services, Inc.—Class A	8,928	266,054
KEMET Corp.*	20,832	254,567
Kennametal, Inc.	8,928	408,902
L-3 Communications Holdings, Inc.	25,792	1,722,905
LaBranche & Co., Inc.	14,880	125,290
Lancaster Colony Corp.	8,928	371,762
Lattice Semiconductor Corp.*	27,776	194,710
Laureate Education, Inc.*	10,912	417,275
Lear Corp.	16,864	994,807
Lennar Corp.—Class B	37,696	1,685,765
Leucadia National Corp.	16,864	838,141
Liberty Property TrustREIT	20,832	837,656
Longview Fibre Co.*	12,896	189,958
Lubrizol Corp.	12,896	472,252
Mack-Cali Realty Corp.REIT	14,880	615,734
Manpower, Inc.	21,824	1,108,005
Martin Marietta Materials	11,904	527,705
McDATA Corp.—Class A*	28,768	154,772
MDU Resources Group, Inc.	28,768	691,295
Media General, Inc.—Class A	5,952	382,237
Mercantile Bankshares Corp.	18,848	882,463

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Millennium Pharmaceuticals, Inc.*	74,400	$1,026,720
Minerals Technologies, Inc.	4,960	287,680
Modine Manufacturing Co.	7,936	252,762
Mohawk Industries, Inc.*	15,872	1,163,893
MONY Group, Inc.*	11,904	372,595
MPS Group, Inc.*	25,792	312,599
National Commerce Financial Corp.	49,600	1,611,999
National Fuel Gas Co.	19,840	496,000
National-Oilwell, Inc.*	20,832	656,000
Neiman Marcus Group, Inc.—Class A	11,904	662,457
New Plan Excel Realty Trust, Inc.REIT	24,800	579,328
New York Community Bancorp	64,480	1,265,742
Newfield Exploration Co.*	13,888	774,117
Newport Corp.*	9,920	160,406
Noble Energy, Inc.	13,888	708,288
Northeast Utilities System	30,752	598,741
NSTAR	12,896	617,460
OGE Energy Corp.	21,824	555,857
Ohio Casualty Corp.*	14,880	299,534
Old Republic International Corp.	44,640	1,058,861
ONEOK, Inc.	24,800	545,352
Overseas Shipholding Group, Inc.	9,920	437,770
PacifiCare Health Systems, Inc.*	20,832	805,365
Payless ShoeSource, Inc.*	16,864	251,442
Peabody Energy Corp.	15,872	888,673
Pentair, Inc.	24,800	834,272
Pepco Holdings, Inc.	41,664	761,618
PepsiAmericas, Inc.	33,728	716,383
Pier 1 Imports, Inc.	21,824	386,067
Pioneer Natural Resources Co.	29,760	1,043,981
Plexus Corp.*	10,912	147,312
PMI Group, Inc.	23,808	1,036,124
PNM Resources, Inc.	14,880	309,058
Pogo Producing Co.	15,872	784,077
Polycom, Inc.*	24,800	555,768
Potlatch Corp.	6,944	289,148
Powerwave Technologies, Inc.*	25,792	198,598
Precision Castparts Corp.	15,872	868,040
Pride International, Inc.*	32,736	560,113
Protective Life Corp.	16,864	652,131
Provident Financial Group, Inc.	11,904	469,732
Puget Energy, Inc.	23,808	521,633
Quanta Services, Inc.*	28,768	178,937
Quantum Corp.*	43,648	135,309
Questar Corp.	20,832	804,948
Radian Group, Inc.	22,816	1,092,886
Raymond James Financial Corp.	17,856	472,291
Republic Services, Inc.	37,696	1,090,922
RF Micro Devices, Inc.*	45,632	342,240
RPM, Inc.	28,768	437,274
Ruddick Corp.	10,912	244,974
Ryland Group, Inc.	5,952	465,446
Saks, Inc.	34,720	520,800
SCANA Corp.	26,784	974,135
Scholastic Corp.*	9,920	297,104
Sensient Technologies Corp.	10,912	234,390
Sequa Corp.—Class A*	2,976	174,007
Sierra Pacific Resources*	28,768	221,801
Six Flags, Inc.*	22,816	165,644
Smithfield Foods, Inc.*	26,784	787,450
Sonoco Products Co.	23,808	607,104
Sovereign Bancorp, Inc.	74,400	1,644,240
SPX Corp.	18,848	875,302
StanCorp Financial Group, Inc.	6,944	465,248
STERIS Corp.*	16,864	380,452
Storage Technology Corp.*	27,776	805,504
Superior Industries International, Inc.	6,944	232,277
Swift Transportation Co., Inc.*	19,840	356,128
Sybase, Inc.*	23,808	428,543
Tech Data Corp.*	13,888	543,437
Tecumseh Products Co.	4,960	204,302
Teleflex, Inc.	9,920	497,488
Telephone & Data Systems, Inc.	13,888	988,826
Tidewater, Inc.	14,880	443,424
Toll Brothers, Inc.*	17,856	755,666
Triad Hospitals, Inc.*	18,848	701,711
Trinity Industries, Inc.	11,904	378,428
TriQuint Semiconductor, Inc.*	32,736	178,739
Tyson Foods, Inc.—Class A	86,304	1,808,069
United Rentals, Inc.*	18,848	337,191
Unitrin, Inc.	16,864	718,406
Universal Corp.	5,952	303,195
Universal Health Services, Inc.—Class B	13,888	637,320
UTStarcom, Inc.*	27,776	840,224
Varco International, Inc.*	23,808	521,157
Vectren Corp.	18,848	472,896
Viad Corp.	21,824	589,466
Vishay Intertechnology, Inc.*	38,688	718,823
W.R. Berkley Corp.	20,832	894,734
Washington Federal, Inc.	18,847	452,328
Weatherford International, Ltd.*	32,736	1,472,465
Webster Financial Corp.	12,896	606,370
Werner Enterprises, Inc.	19,840	418,624
Westar Energy, Inc.	20,832	414,765
WGL Holdings, Inc.	11,904	341,883
Wisconsin Energy Corp.	28,768	938,125
WPS Resources Corp.	8,928	413,813
York International Corp.	9,920	407,414

TOTAL COMMON STOCKS (Cost $111,699,146)		124,259,384

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$468,000	468,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $468,000)		468,000

TOTAL INVESTMENT SECURITIES—100.2% (Cost $112,167,146)—100.2%		124,727,384
Net other assets (liabilities)—(0.2)%		(173,089)

NET ASSETS—100.0%		$124,554,295

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782
ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Aerospace/Defense		1.5%
Agriculture		0.2%
Airlines		0.1%
Auto Parts & Equipment		2.1%
Banks		6.0%
Beverages		1.3%
Biotechnology		0.8%
Building Materials		0.8%
Chemicals		3.1%
Coal		1.1%
Commercial Services		2.9%
Computers		2.0%
Distribution/Wholesale		0.4%
Diversified Financial Services		2.0%
Electric		9.0%
Electronics		1.9%
Engineering & Construction		0.4%
Entertainment		0.1%
Environmental Control		0.9%
Food		4.2%
Forest Products & Paper		1.0%
Gas		1.1%
Hand/Machine Tools		0.3%
Health Care		0.5%
Healthcare—Products		0.3%
Healthcare—Services		2.3%
Home Builders		4.0%
Home Furnishings		0.3%
Household Products/Wares		0.3%
Insurance		10.5%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.8%
Media		1.8%
Metal Fabricate/Hardware		0.7%
Miscellaneous Manufacturing		2.9%
Oil & Gas		4.5%
Oil & Gas Services		3.2%
Packaging & Containers		0.5%
Pipelines		1.2%
Real Estate Investment Trust		3.0%
Retail		3.5%
Savings & Loans		4.3%
Semiconductors		1.8%
Software		0.8%
Telecommunications		4.2%
Textiles		1.3%
Transportation		1.6%
Trucking & Leasing		0.3%
Other**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,167,146)	$124,727,384
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	96,823
Receivable for capital shares issued	5,438,316
Variation margin on futures contracts	940
Prepaid expenses	889

Total Assets	130,271,956

Liabilities:
Cash overdraft	246
Payable for investments purchased	5,514,876
Payable for capital shares redeemed	4
Advisory fees payable	64,450
Management services fees payable	12,890
Administration fees payable	2,765
Administrative services fees payable	42,973
Distribution fees payable	21,491
Other accrued expenses	57,966

Total Liabilities	5,717,661

Net Assets	$124,554,295

Net Assets consist of:
Capital	$115,476,304
Accumulated net investment income (loss)	(121,845)
Accumulated net realized gains (losses) on investments	(3,363,184)
Net unrealized appreciation (depreciation) on investments	12,563,020

Net Assets	$124,554,295

Shares of Beneficial Interest Outstanding	3,741,642

Net Asset Value (offering and redemption price per share)	$33.29

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$737,738
Interest	796

Total Investment Income	738,534

Expenses:
Advisory fees	334,266
Management services fees	66,854
Administration fees	16,501
Transfer agency and administrative service fees	245,419
Distribution fees	111,422
Custody fees	35,705
Fund accounting fees	27,654
Other fees	22,558

Total Expenses	860,379

Net Investment Income (Loss)	(121,845)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(558,742)
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	6,152,945

Net Realized and Unrealized Gains (Losses) on Investments	5,599,961

Change in Net Assets Resulting from Operations	$5,478,116

See accompanying notes to the financial statements.

28

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(121,845)	$(46,423)
Net realized gains (losses) on investments	(552,984)	2,159,171
Change in net unrealized appreciation/depreciation on investments	6,152,945	5,468,998

Change in net assets resulting from operations	5,478,116	7,581,746

Capital Transactions:
Proceeds from shares issued	331,138,131	301,526,783
Cost of shares redeemed	(262,637,449)	(271,019,561)

Change in net assets resulting from capital transactions	68,500,682	30,507,222

Change in net assets	73,978,798	38,088,968
Net Assets:
Beginning of period	50,575,497	12,486,529

End of period	$124,554,295	$50,575,497

Accumulated net investment income (loss)	$(121,845)	$—

Share Transactions:
Issued	10,216,241	11,106,482
Redeemed	(8,076,991)	(10,041,220)

Change in shares	2,139,250	1,065,262

See accompanying notes to the financial statements.

29

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.56		$23.25		$30.00

Investment Activities:
Net investment income (loss)	(0.04	)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	1.77		8.36		(6.73)

Total income (loss) from investment activities	1.73		8.31		(6.75)

Net Asset Value, End of Period	$33.29		$31.56		$23.25
Total Return	5.48	%(c)	35.74%		(22.50	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.93%		2.08%		2.25%
Net expenses(d)	1.93%		1.98%		1.98%
Net investment income (loss)(d)	(0.27)%		(0.20)%		(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$124,554		$50,575		$12,487
Portfolio turnover rate(e)	304	%(c)	1,012%		1,361	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.7%)
99 Cents Only Stores*	7,665	$116,891
Abercrombie & Fitch Co.—Class A	10,220	396,025
Activision, Inc.*	14,308	227,497
Acxiom Corp.	9,198	228,386
ADTRAN, Inc.	8,176	272,833
Alliant Techsystems, Inc.*	4,088	258,934
American Eagle Outfitters, Inc.*	7,665	221,595
Ametek, Inc.	7,154	221,059
Apogent Technologies, Inc.*	9,198	294,336
Applebee’s International, Inc.	8,687	199,975
Apria Healthcare Group, Inc.*	5,110	146,657
Aqua America, Inc.	9,709	194,665
Arthur J. Gallagher & Co.	9,709	295,639
Atmel Corp.*	50,078	296,462
Avocent Corp.*	5,110	187,741
Bank of Hawaii Corp.	5,621	254,182
Barr Laboratories, Inc.*	11,242	378,855
Beckman Coulter, Inc.	6,643	405,223
Blyth, Inc.	4,599	158,620
Boyd Gaming Corp.	7,154	190,082
Brink’s Co.	6,132	210,021
Brinker International, Inc.*	10,220	348,706
Brown & Brown, Inc.	7,154	308,337
C.H. Robinson Worldwide, Inc.	9,198	421,636
Cabot Microelectronics Corp.*	2,555	78,209
Career Education Corp.*	10,731	488,905
Caremark Rx, Inc.*	1	23
Carlisle Cos., Inc.	3,066	190,859
Carmax, Inc.*	10,731	234,687
Catalina Marketing Corp.*	5,621	102,808
CDW Corp.	8,687	553,883
Cephalon, Inc.*	6,132	331,128
Ceridian Corp.*	15,841	356,423
Certegy, Inc.	6,643	257,748
Charles River Laboratories International, Inc.*	5,110	249,726
Chico’s FAS, Inc.*	9,198	415,382
Choicepoint, Inc.*	9,198	419,981
Church & Dwight, Inc.	4,088	187,149
Cincinnati Bell, Inc.*	26,061	115,711
City National Corp.	5,110	335,727
Claire’s Stores, Inc.	10,220	221,774
Coach, Inc.*	19,929	900,592
Cognizant Technology Solutions Corp.*	13,286	337,597
Commerce Bancorp, Inc.	8,176	449,762
Compass Bancshares, Inc.	12,775	549,324
Copart, Inc.*	9,709	259,230
Corinthian Colleges, Inc.*	9,709	240,201
Covance, Inc.*	6,643	256,287
Coventry Health Care, Inc.*	9,198	449,782
Cree Research, Inc.*	7,665	178,441
CSG Systems International, Inc.*	5,621	116,355
Cullen/Frost Bankers, Inc.	5,621	251,540
Cypress Semiconductor Corp.*	12,775	181,277
CYTYC Corp.*	11,753	298,174
DENTSPLY International, Inc.	8,687	452,593
DeVry, Inc.*	7,665	210,174
Diebold, Inc.	7,665	405,249
Dollar Tree Stores, Inc.*	11,753	322,385
Donaldson Co., Inc.	9,198	269,501
DPL, Inc.	13,286	258,014
DST Systems, Inc.*	8,687	417,758
Dun & Bradstreet Corp.*	7,665	413,221
Eaton Vance Corp.	7,154	273,354
Education Management Corp.*	7,665	251,872
Edwards Lifesciences Corp.*	6,132	213,700
Energizer Holdings, Inc.*	8,687	390,914
Equitable Resources, Inc.	6,643	343,510
Expeditors International of Washington, Inc.*	11,242	555,468
Fair, Isaac & Co., Inc.	7,665	255,858
Fastenal Co.	8,176	464,642
First Health Group Corp.*	9,709	151,557
FMC Technologies, Inc.*	7,154	206,035
Gartner Group, Inc.*	13,797	182,396
Gentex Corp.	8,176	324,423
Gilead Sciences, Inc.*	22,484	1,506,429
Graco, Inc.	7,154	222,132
Grant Prideco, Inc.*	12,775	235,827
GreenPoint Financial Corp.	13,797	547,741
GTECH Holdings Corp.	6,132	283,974
Harman International Industries, Inc.	7,154	651,014
Harte-Hanks, Inc.	9,198	224,523
Henry (Jack) & Associates, Inc.	9,709	195,151
Henry Schein, Inc.*	4,599	290,381
Herman Miller, Inc.	7,665	221,825
Hillenbrand Industries, Inc.	6,643	401,569
HNI Corp.	6,132	259,568
Hormel Foods Corp.	14,819	460,871
Hubbell, Inc.—Class B	6,643	310,295
IMC Global, Inc.	12,264	164,338
Integrated Circuit Systems, Inc.*	7,665	208,181
International Rectifier Corp.*	7,154	296,319
International Speedway Corp.	5,621	273,405
Investors Financial Services Corp.	7,154	311,771
ITT Educational Services, Inc.*	4,599	174,854
IVAX Corp.*	20,951	502,614
J.B. Hunt Transport Services, Inc.	8,687	335,144
Jacobs Engineering Group, Inc.*	6,132	241,478
JetBlue Airways Corp.*	10,731	315,277
Korn/Ferry International*	4,088	79,185
Krispy Kreme Doughnuts, Inc.*	6,643	126,815
Lam Research Corp.*	14,308	383,455
Lee Enterprises, Inc.	4,599	220,798
Legg Mason, Inc.	7,154	651,085
LifePoint Hospitals, Inc.*	4,088	152,155
Lincare Holdings, Inc.*	10,731	352,621
LTX Corp.*	6,643	71,811
Lyondell Chemical Co.	18,907	328,793
Macromedia, Inc.*	7,154	175,631
Macrovision Corp.*	5,110	127,903
Mandalay Resort Group	7,154	491,050
Mentor Graphics Corp.*	7,154	110,672
Michaels Stores, Inc.	7,154	393,470
Micrel, Inc.*	9,709	117,964
Microchip Technology, Inc.	21,973	693,029
Murphy Oil Corp.	9,709	715,553
National Instruments Corp.	8,176	250,594
Network Associates, Inc.*	17,374	314,991
Nordson Corp.	3,577	155,134

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.*	5,621	$254,069
Olin Corp.	7,154	126,053
Omnicare, Inc.	10,731	459,394
Outback Steakhouse, Inc.	7,665	317,024
Oxford Health Plans, Inc.	8,687	478,133
Pacific Sunwear of California, Inc.*	8,176	160,004
Packaging Corp. of America	11,242	268,684
Par Pharmaceutical Cos., Inc.*	3,577	125,946
Patterson Dental Co.*	7,154	547,209
Patterson-UTI Energy, Inc.	8,687	290,233
Perrigo Co.	7,665	145,405
Petsmart, Inc.	15,330	497,460
Plains Exploration & Production Co.*	8,176	150,030
Plantronics, Inc.*	5,110	215,131
Protein Design Labs, Inc.*	9,709	185,733
Rayonier, Inc.	5,110	227,140
Reader’s Digest Association, Inc.	10,220	163,418
Regis Corp.	4,599	205,069
Renal Care Group, Inc.*	7,154	237,012
Rent-A-Center, Inc.*	8,687	260,002
Retek, Inc.*	6,132	37,650
Reynolds & Reynolds Co.	7,154	165,472
Rollins, Inc.	4,599	105,823
Ross Stores, Inc.	15,841	423,906
RSA Security, Inc.*	6,643	135,982
Ruby Tuesday, Inc.	7,154	196,377
Sandisk Corp.*	16,863	365,758
SEI Investments Co.	10,731	311,628
Semtech Corp.*	8,176	192,463
Sepracor, Inc.*	9,198	486,574
Silicon Laboratories, Inc.*	5,621	260,533
Silicon Valley Bancshares*	3,577	141,828
Smith International, Inc.*	11,242	626,854
Sotheby’s Holdings, Inc.—Class A*	6,643	106,022
Stericycle, Inc.*	4,599	237,952
Synopsys, Inc.*	16,352	464,887
TCF Financial Corp.	7,665	444,953
The Cheesecake Factory, Inc.*	5,621	223,660
The Scotts Co.—Class A*	3,577	228,498
Thor Industries, Inc.	6,132	205,177
Timberland Co.—Class A*	3,577	231,038
Titan Corp.*	8,687	112,757
Tootsie Roll Industries, Inc.	5,621	182,683
Transaction Systems Architects, Inc.*	4,088	88,015
Tupperware Corp.	6,132	119,145
United Dominion Realty Trust, Inc.REIT	13,286	262,797
Valassis Communications, Inc.*	5,621	171,272
Valeant Pharmaceuticals International	8,687	173,740
Valspar Corp.	5,621	283,523
Varian Medical Systems, Inc.*	7,154	567,670
Varian, Inc.*	3,577	150,771
Vertex Pharmaceuticals, Inc.*	8,176	88,628
VISX, Inc.*	5,110	136,539
Waddell & Reed Financial, Inc.	8,687	192,070
Washington Post Co.—Class B	1,022	950,470
Westamerica Bancorporation	3,577	187,614
Western Gas Resources, Inc.	8,176	265,556
Westwood One, Inc.*	10,220	243,236
Whole Foods Market, Inc.	6,643	634,074
Williams-Sonoma, Inc.*	12,264	404,221
Wilmington Trust Corp.	7,154	266,272
Wind River Systems, Inc.*	8,687	102,159
XTO Energy, Inc.	27,083	806,802
Zebra Technologies Corp.*	5,110	444,570

TOTAL COMMON STOCKS (Cost $46,828,228)		53,893,824

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$162,000	162,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $162,000)		162,000

TOTAL INVESTMENT SECURITIES (Cost $46,990,228)—100.0%		(54,055,824)
Net other assets (liabilities) —NM		(5,962)

NET ASSETS—100.0%		$54,049,862

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.6%
Aerospace/Defense		0.7%
Airlines		0.6%
Apparel		2.1%
Banks		5.9%
Biotechnology		0.8%
Chemicals		1.8%
Commercial Services		4.5%
Communication Services		0.8%
Computers		5.2%
Distribution/Wholesale		1.9%
Diversified Financial Services		2.1%
Electric		0.5%
Electronic Components & Equipment		1.7%
Electronics		0.9%
Engineering & Construction		0.4%
Entertainment		1.3%
Environmental Control		0.4%
Food		2.4%
Forest Products & Paper		0.4%
Healthcare—Products		6.7%
Healthcare—Services		3.8%
Home Furnishings		1.2%
Household Products/Wares		1.3%
Insurance		1.1%
Internet		1.5%
Leisure Time		0.4%

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Lodging	1.3%
Machinery—Diversified	1.5%
Media	2.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.9%
Oil & Gas	3.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.5%
Pharmaceuticals	7.8%
Pipelines	1.1%
Real Estate Investment Trust	0.5%
Retail	11.0%
Savings & Loan	1.0%
Semiconductors	5.3%
Software	4.2%
Telecommunications	1.1%
Transportation	2.4%
Water	0.4%
Other**	0.3%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $46,990,228)	$54,055,824
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	16,729
Receivable for capital shares issued	2,074,220
Variation margin on futures contracts	940
Prepaid expenses	361

Total Assets	56,155,678

Liabilities:
Cash overdraft	231
Payable for investments purchased	2,004,551
Payable for capital shares redeemed	4
Advisory fees payable	31,080
Management services fees payable	6,216
Administration fees payable	1,333
Administrative services fees payable	20,726
Distribution fees payable	10,367
Other accrued expenses	31,308

Total Liabilities	2,105,816

Net Assets	$54,049,862

Net Assets consist of:
Capital	$49,414,891
Accumulated net investment income (loss)	(281,389)
Accumulated net realized gains (losses) on investments	(2,152,018)
Net unrealized appreciation (depreciation) on investments	7,068,378

Net Assets	$54,049,862

Shares of Beneficial Interest Outstanding	1,743,467

Net Asset Value (offering and redemption price per share)	$31.00

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$168,466
Interest	759

Total Investment Income	169,225

Expenses:
Advisory fees	172,771
Management services fees	34,555
Administration fees	8,033
Transfer agency and administrative service fees	127,009
Distribution fees	57,590
Custody fees	23,457
Fund accounting fees	14,868
Other fees	12,331

Total Expenses	450,614

Net Investment Income (Loss)	(281,389)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	934,585
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	(1,426,833)

Net Realized and Unrealized Gains (Losses) on Investments	(486,490)

Change in Net Assets Resulting from Operations	$(767,879)

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(281,389)	$(418,644)
Net realized gains (losses) on investments	940,343	453,449
Change in net unrealized appreciation/depreciation on investments	(1,426,833)	7,368,754

Change in net assets resulting from operations	(767,879)	7,403,559

Distributions to Shareholders From:
Net realized gains on investments	—	(122,706)

Change in net assets resulting from distributions	—	(122,706)

Capital Transactions:
Proceeds from shares issued	220,854,238	232,374,928
Dividends reinvested	—	122,706
Cost of shares redeemed	(212,597,513)	(208,281,609)

Change in net assets resulting from capital transactions	8,256,725	24,216,025

Change in net assets	7,488,846	31,496,878
Net Assets:
Beginning of period	46,561,016	15,064,138

End of period	$54,049,862	$46,561,016

Accumulated net investment income (loss)	$(281,389)	$—

Share Transactions:
Issued	7,151,136	8,976,347
Reinvested	—	4,136
Redeemed	(6,969,956)	(8,063,101)

Change in shares	181,180	917,382

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.80		$23.36		$30.00

Investment Activities:
Net investment income (loss)	(0.19	)(b)	(0.35	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	1.39	(c)	6.87		(6.43)

Total income (loss) from investment activities	1.20		6.52		(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.08)		—

Net Asset Value, End of Period	$31.00		$29.80		$23.36

Total Return	4.03	%(d)	27.91%		(22.13	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.96%		2.02%		2.22%
Net expenses(e)	1.96%		1.98%		1.98%
Net investment income (loss)(e)	(1.22)%		(1.31)%		(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$54,050		$46,561		$15,064
Portfolio turnover rate(f)	510	%(d)	678%		1,594	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc.*	8,024	$191,934
A.M. Castle & Co.*	9,027	97,040
A.T. Cross Co.—Class A*	9,027	43,059
AAR Corp.*	19,057	216,297
ABM Industries, Inc.	29,087	566,324
Actel Corp.*	15,045	278,332
Action Performance Companies, Inc.	11,033	166,267
Adaptec, Inc.*	64,192	543,064
Advanced Marketing Services, Inc.	11,033	142,436
Aeroflex, Inc.*	43,129	618,039
Agilysys, Inc.	19,057	262,796
Albany International Corp.—Class A	19,057	639,553
Alliance Semiconductor Corp.*	21,063	125,325
Alpharma, Inc.	31,093	636,785
American Italian Pasta Co.	11,033	336,286
American States Water Co.	9,027	209,787
AMERIGROUP Corp.*	14,042	690,866
Analogic Corp.	8,024	340,458
Anchor BanCorp Wisconsin, Inc.	13,039	344,751
Angelica Corp.	5,015	125,927
Anixter International, Inc.	21,063	716,774
Apogee Enterprises, Inc.	16,048	166,899
Applica, Inc.*	14,042	124,974
Applied Industrial Technologies, Inc.	11,033	332,314
AptarGroup, Inc.	21,063	920,243
Arch Chemicals, Inc.	14,042	404,690
Arkansas Best Corp.	15,045	495,281
ArQule, Inc.*	17,051	89,859
Ashworth, Inc.*	8,024	66,679
Astec Industries, Inc.*	12,036	226,638
Atlantic Coast Airlines Holdings, Inc.*	26,078	149,688
Atmos Energy Corp.	31,093	795,670
Atwood Oceanics, Inc.*	8,024	335,002
Audiovox Corp.—Class A*	13,039	220,098
Avista Corp.	28,084	517,307
Aztar Corp.*	20,060	561,680
BankUnited Financial Corp.—Class A*	18,054	465,793
Barnes Group, Inc.	13,039	377,870
Bassett Furniture Industries, Inc.	7,021	152,777
Belden, Inc.	15,045	322,415
Bell Microproducts, Inc.*	16,048	129,828
Benchmark Electronics, Inc.*	24,072	700,495
Black Box Corp.	10,030	474,018
Boston Communications Group, Inc.*	11,033	113,088
Boston Private Financial Holdings, Inc.	16,048	371,672
Bowne & Co., Inc.	20,060	317,951
Brookline Bancorp, Inc.	34,102	500,276
Brooktrout, Inc.—Class B*	8,024	86,739
Brown Shoe Company, Inc.	11,033	451,581
Brush Wellman, Inc.*	10,030	189,567
Buckeye Technologies, Inc.*	22,066	253,759
Building Materials Holding Corp.	8,024	151,894
Burlington Coat Factory Warehouse Corp.	26,078	503,305
C&D Technologies, Inc.	15,045	268,252
C-COR.net Corp.*	25,075	258,022
Cable Design Technologies Corp.*	25,075	265,795
CACI International, Inc.—Class A*	17,051	689,542
Cambrex Corp.	15,045	379,585
Capital AutomotiveREIT	21,063	617,778
Captaris, Inc.*	19,057	123,108
Caraustar Industries, Inc.*	17,051	240,590
Carpenter Technology Corp.	13,039	443,978
Cascade Natural Gas Corp.	7,021	154,953
Casey’s General Stores, Inc.	29,087	532,292
Cash America International, Inc.	17,051	392,173
Cato Corp.—Class A	12,036	270,208
CDI Corp.	11,033	381,742
Central Parking Corp.	21,063	393,667
Central Vermont Public Service Corp.	7,021	143,860
CH Energy Group, Inc.	9,027	419,214
Checkpoint Systems, Inc.*	22,066	395,643
Chemed Corp.	7,021	340,519
Chesapeake Corp.	11,033	294,360
Chittenden Corp.	22,066	775,620
Ciber, Inc.*	35,105	288,563
Cima Labs, Inc.*	9,027	304,481
Cimarex Energy Co.*	24,072	727,697
CLECO Corp.	28,084	504,950
Cleveland-Cliffs, Inc.*	6,018	339,355
Coachmen Industries, Inc.	9,027	144,342
Coherent, Inc.*	18,054	538,912
Cohu, Inc.	13,039	248,263
Colonial Properties TrustREIT	16,048	618,329
Commercial Federal Corp.	24,072	652,351
Commercial Metals Co.	17,051	553,305
Commercial NET Lease RealtyREIT	30,090	517,548
Commonwealth Industries, Inc.*	9,027	93,339
Concord Camera Corp.*	17,051	56,268
CONMED Corp.*	17,051	467,197
Consolidated Graphics, Inc.*	8,024	353,457
Corn Products International, Inc.	21,063	980,482
Cross Country Healthcare, Inc.*	19,057	345,885
Cryolife, Inc.*	14,042	74,001
CTS Corp.	21,063	254,020
Cubic Corp.	16,048	335,885
Curative Health Services, Inc.*	8,024	69,488
Curtiss-Wright Corp.	12,036	676,303
Datascope Corp.	9,027	358,282
Delphi Financial Group, Inc.—Class A	18,054	803,402
Department 56, Inc.*	8,024	123,570
Digi International, Inc.*	13,039	139,778
DIMON, Inc.	26,078	149,166
Downey Financial Corp.	16,048	854,557
Dress Barn, Inc.*	17,051	291,913
Drill-Quip, Inc.*	10,030	187,561
DRS Technologies, Inc.*	15,045	479,936
Duane Reade, Inc.*	14,042	229,306
DuPont Photomasks, Inc.*	11,033	224,301
EDO Corp.	12,036	290,308
eFunds Corp.*	28,084	491,470
El Paso Electric Co.*	28,084	433,617
Electro Scientific Industries, Inc.*	16,048	454,319
EMCOR Group, Inc.*	9,027	397,007
Energen Corp.	21,063	1,010,814
Enesco Group, Inc.*	8,024	71,895
Entertainment Properties TrustREIT	13,039	466,014
EPIQ Systems, Inc.*	10,030	145,435
ESS Technology, Inc.*	23,069	247,069
Esterline Technologies Corp.*	12,036	355,423
Exar Corp.*	24,072	352,895

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Fedders Corp.	18,054	$78,535
Financial Federal Corp.*	10,030	353,658
First Republic Bank	9,027	388,883
FirstFed Financial Corp.*	10,030	417,248
Flagstar Bancorp, Inc.	36,108	717,827
Flowers Foods, Inc.	26,078	681,940
Frontier Airlines, Inc.*	21,063	229,165
Fuller (H.B.) Co.	17,051	484,249
G&K Services, Inc.	12,036	483,726
Gables Residential TrustREIT	17,051	579,393
Gardner Denver, Inc.*	12,036	335,804
GenCorp, Inc.	26,078	349,184
General Communication, Inc.—Class A*	33,099	262,806
Gerber Scientific, Inc.*	13,039	92,055
Glenborough Realty Trust, Inc.REIT	19,057	349,696
Goody’s Family Clothing, Inc.	19,057	197,621
Great Atlantic & Pacific Tea Co.*	23,069	176,709
Green Mountain Power Corp.	3,009	78,535
Group 1 Automotive, Inc.*	13,039	433,026
Gymboree Corp.*	18,054	277,309
Haggar Corp.	4,012	80,842
Hain Celestial Group, Inc.*	21,063	381,240
Hancock Fabrics, Inc.	11,033	140,671
Haverty Furniture Companies, Inc.	13,039	227,922
Hooper Holmes, Inc.	38,114	218,774
Hughes Supply, Inc.	18,054	1,063,923
Hutchinson Technology, Inc.*	15,045	369,957
IHOP Corp.	13,039	466,275
IMCO Recycling, Inc.*	9,027	119,337
Information Holdings, Inc.*	12,036	329,425
Insight Enterprises, Inc.*	28,084	498,772
Insituform Technologies, Inc.—Class A*	16,048	261,101
Insurance Auto Auctions, Inc.*	7,021	119,357
Interface, Inc.*	30,090	262,686
Intermet Corp.	15,045	64,694
Internet Security Systems, Inc.*	28,084	430,808
Invacare Corp.	18,054	807,375
Investment Technology Group, Inc.*	26,078	333,538
Ionics, Inc.*	13,039	368,352
Irwin Financial Corp.	17,051	450,146
J&J Snack Foods Corp.*	5,015	204,762
Jack in the Box, Inc.*	21,063	625,571
JAKKS Pacific, Inc.*	15,045	312,785
JDA Software Group, Inc.*	17,051	224,562
JLG Industries, Inc.	26,078	362,223
Jo-Ann Stores, Inc.*	13,039	383,347
K2, Inc.*	24,072	377,931
Kaman Corp.—Class A	13,039	182,416
Kansas City Southern Industries, Inc.*	37,111	575,221
Kellwood Co.	16,048	698,890
Kilroy Realty Corp.REIT	17,051	581,439
Kirby Corp.*	14,042	546,234
La-Z-Boy, Inc.	30,090	541,018
Laclede Group, Inc.	12,036	329,907
LandAmerica Financial Group, Inc.	11,033	429,515
Landry’s Restaurants, Inc.	16,048	479,675
Lawson Products, Inc.	6,018	229,587
Lennox International, Inc.	34,102	617,246
Lexington Corporate Properties TrustREIT	28,084	559,152
Libbey, Inc.	8,024	222,746
Linens ‘n Things, Inc.*	26,078	764,346
Lone Star Steakhouse & Saloon, Inc.	12,036	327,259
Lone Star Technologies, Inc.*	17,051	469,926
Longs Drug Stores Corp.	22,066	526,715
Lydall, Inc.*	9,027	88,194
M.D.C. Holdings, Inc.	19,057	1,212,215
MAF Bancorp, Inc.	19,057	813,353
MagneTek, Inc.*	17,051	142,205
ManTech International Corp.—Class A*	19,057	357,700
Marcus Corp.	17,051	294,130
Material Sciences Corp.*	8,024	85,456
Maximus, Inc.*	13,039	462,363
Meade Instruments Corp.*	12,036	38,395
Meritage Corp.*	8,024	552,051
Mesa Air Group, Inc.*	19,057	154,171
Methode Electronics, Inc.—Class A	21,063	273,187
Mobile Mini, Inc.*	8,024	227,962
Moog, Inc.—Class A*	15,045	558,320
Movie Gallery, Inc.	20,060	392,173
Mueller Industries, Inc.	20,060	718,148
Myers Industries, Inc.	18,054	254,561
Nasch-Finch Co.	7,021	175,736
National Presto Industries, Inc.	4,012	165,415
Nautilus Group, Inc.	19,057	371,802
NCO Group, Inc.*	18,054	481,861
Network Equipment Technologies, Inc.*	14,042	114,583
New Jersey Resources Corp.	16,048	667,276
Northwest Natural Gas Co.	16,048	489,464
NUI Corp.	9,027	131,794
NYFIX, Inc.*	19,057	93,189
O’Charley’s, Inc.*	12,036	206,899
Oceaneering International, Inc.*	15,045	515,290
Offshore Logistics, Inc.*	13,039	366,657
OM Group, Inc.*	17,051	562,855
On Assignment, Inc.*	15,045	88,766
Orthodontic Centers of America, Inc.*	29,087	238,223
Osteotech, Inc.*	10,030	65,095
Owens & Minor, Inc.	23,069	597,487
PAREXEL International Corp.*	15,045	297,891
Park Electrochemical Corp.	12,036	303,909
Paxar Corp.*	23,069	450,307
PC-Tel, Inc.*	12,036	142,025
Pegasus Systems, Inc.*	14,042	184,371
Penford Corp.	5,015	88,013
Pep Boys-Manny, Moe & Jack	35,105	889,913
Performance Food Group Co.*	27,081	718,730
Pericom Semiconductor Corp.*	15,045	161,132
Philadelphia Consolidated Holding Corp.*	13,039	783,252
Phillips-Van Heusen Corp.	18,054	347,540
Phoenix Technologies, Ltd.*	14,042	98,154
Photronics, Inc.*	19,057	360,939
Piedmont Natural Gas Company, Inc.	22,066	942,218
Pinnacle Entertainment, Inc.*	21,063	265,604
Pinnacle Systems, Inc.*	40,120	286,858
Piper Jaffray*	12,036	544,388
Planar Systems, Inc.*	9,027	120,872
PolyOne Corp.*	54,162	402,965
Pope & Talbot, Inc.	9,027	178,464
Presidential Life Corp.	17,051	307,259

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PRG-Schultz International, Inc.*	36,108	$197,511
Prime Hospitality Corp.*	26,078	276,948
ProAssurance Corp.*	17,051	581,610
Provident Bankshares Corp.	19,057	549,604
Province Healthcare Co.*	29,087	498,842
QRS Corp.*	9,027	59,127
Quaker Chemical Corp.	6,018	166,217
Quanex Corp.	10,030	488,461
Radiant Systems, Inc.*	15,045	70,561
RadiSys Corp.*	11,033	204,883
Ralcorp Holdings, Inc.*	17,051	600,195
Regal-Beloit Corp.	14,042	312,575
RehabCare Group, Inc.*	9,027	240,389
Reliance Steel & Aluminum Co.	19,057	768,378
Remington Oil & Gas Corp.*	16,048	378,733
Republic Bancorp, Inc.	37,111	515,843
Riggs National Corp.	17,051	360,117
RLI Corp.	15,045	549,143
Robbins & Myers, Inc.	8,024	180,139
Rock-Tenn Co.	21,063	357,018
Roxio, Inc.*	20,060	98,495
RTI International Metals, Inc.*	12,036	191,974
Rudolph Technologies, Inc.*	10,030	182,446
Russ Berrie & Company, Inc.	12,036	233,859
Russell Corp.	19,057	342,264
Ryans Restaurant Group, Inc.*	25,075	396,185
Ryerson Tull, Inc.	15,045	238,915
Savient Pharmaceuticals, Inc.*	35,105	87,060
School Specialty, Inc.*	11,033	400,608
Schulman (A.), Inc.	18,054	387,980
Schweitzer-Mauduit International, Inc.	9,027	276,497
SCM Microsystems, Inc.*	9,027	58,676
SCPIE Holdings, Inc.	6,018	54,764
Seacoast Financial Services Corp.	18,054	624,668
SEACOR SMIT, Inc.*	11,033	484,680
Selective Insurance Group, Inc.	16,048	639,994
Shaw Group, Inc.*	37,111	375,934
Shopko Stores, Inc.*	17,051	241,101
Shurgard Storage Centers, Inc.—Class AREIT	27,081	1,012,830
Skyline Corp.	5,015	203,860
SkyWest, Inc.	34,102	593,716
Skyworks Solutions, Inc.*	87,261	761,788
Smith (A.O.) Corp.	17,051	542,051
Sola International, Inc.*	19,057	328,352
Sourcecorp*	9,027	248,423
South Financial Group, Inc.	35,105	994,876
Southern Union Co.*	43,129	909,159
Southwest Gas Corp.	20,060	484,048
Spherion Corp.*	35,105	355,965
Spinnaker Exploration Co.*	20,060	789,962
SPSS, Inc.*	10,030	180,239
Standard Microsystems Corp.*	11,033	257,290
Standard Motor Products, Inc.	12,036	177,290
Standard Pacific Corp.	20,060	988,958
Standard Register Co.	17,051	202,907
Standex International Corp.	7,021	190,971
Steel Dynamics, Inc.*	29,087	832,760
Steel Technologies, Inc.	7,021	155,024
Sterling Bancshares, Inc.	26,078	370,047
Sterling Financial Corp.*	13,039	415,553
Stewart & Stevenson Services, Inc.	17,051	305,554
Stewart Information Services Corp.	11,033	372,584
Stone Energy Corp.*	16,048	733,072
Stride Rite Corp.	23,069	254,451
Sunrise Assisted Living, Inc.*	12,036	471,089
Supertex, Inc.*	8,024	131,112
Susquehanna Bancshares, Inc.	27,081	681,358
Swift Energy Co.*	16,048	354,019
SWS Group, Inc.	10,030	153,459
Symmetricom, Inc.*	26,078	232,094
TBC Corp.*	13,039	310,328
Technitrol, Inc.*	24,072	527,177
Texas Industries, Inc.	12,036	495,522
The Men’s Wearhouse, Inc.*	21,063	555,853
Theragenics Corp.*	18,054	83,409
Thomas Industries, Inc.	10,030	332,996
THQ, Inc.*	23,069	528,279
Three-Five Systems, Inc.*	12,036	61,384
Timken Co.	52,156	1,381,612
Tollgrade Communications, Inc.*	8,024	85,215
Too, Inc.*	20,060	335,002
Tower Automotive, Inc.*	34,102	124,131
Tredegar Corp.	22,066	355,925
Triumph Group, Inc.*	9,027	288,232
UGI Corp.	30,090	965,890
UICI*	27,081	644,799
UIL Holdings Corp.	8,024	390,689
Ultimate Electronics, Inc.*	9,027	44,593
Ultratech Stepper, Inc.*	14,042	228,604
Umpqua Holdings Corp.	17,051	357,900
Unisource Energy Corp.	20,060	498,491
United Bankshares, Inc.	25,075	814,938
United Stationers, Inc.*	20,060	796,784
Universal Forest Products, Inc.	10,030	323,468
URS Corp.*	25,075	687,055
US Oncology, Inc.*	50,150	738,208
USF Corp.	16,048	563,766
Valmont Industries, Inc.	14,042	321,562
Veritas DGC, Inc.*	20,060	464,389
Verity, Inc.*	22,066	298,112
Viasys Healthcare, Inc.*	18,054	377,509
Vital Signs, Inc.	7,021	203,890
Volt Information Sciences, Inc.*	9,027	284,441
W-H Energy Services, Inc.*	16,048	314,541
Waste Connections, Inc.*	25,076	743,739
Watsco, Inc.	16,048	450,467
Watts Industries, Inc.—Class A	19,057	513,586
Wausau-Mosinee Paper Corp.	30,090	520,556
Waypoint Financial Corp.	19,057	525,783
Wellman, Inc.	19,057	154,933
Wet Seal, Inc.—Class A*	18,054	94,422
Whitney Holding Corp.	24,072	1,075,297
Wolverine Tube, Inc.*	7,021	76,529
Woodward Governor Co.	7,021	506,284
World Acceptance Corp.*	11,033	202,235
Yellow Roadway Corp.*	28,084	1,119,428
Zale Corp.*	30,090	820,253
Zenith National Insurance Corp.	11,033	536,204

TOTAL COMMON STOCKS (Cost $122,217,402)		137,593,992

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$305,000	$305,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $305,000)		305,000

TOTAL INVESTMENT SECURITIES (Cost $122,522,402)—100.1%		137,898,992
Net other assets (liabilities)—(0.1)%		(102,140)

NET ASSETS—100.0%		$137,796,852

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense		2.3%
Agriculture		0.1%
Airlines		0.8%
Apparel		1.5%
Auto Parts & Equipment		0.5%
Banks		6.6%
Biotechnology		0.4%
Building Materials		1.2%
Chemicals		1.9%
Commercial Services		3.5%
Computers		1.5%
Distribution/Wholesale		2.4%
Diversified Financial Services		1.2%
Electric		2.2%
Electrical Components & Equipment		0.5%
Electronics		4.3%
Engineering & Construction		1.0%
Entertainment		0.2%
Environmental Control		0.9%
Food		3.1%
Forest Products & Paper		1.3%
Gas		4.9%
Hand/Machine Tools		0.2%
Healthcare—Products		2.3%
Healthcare—Services		2.1%
Home Builders		2.3%
Home Furnishings		0.7%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		4.1%
Internet		0.7%
Iron/Steel		2.1%
Leisure Time		0.7%
Lodging		0.8%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.6%
Media		0.4%
Medical—Biomedical/Genetic		0.1%
Metal Fabricate/Hardware		3.1%
Mining		0.3%
Miscellaneous Manufacturing		2.0%
Office/Business Equipment		0.2%
Oil & Gas		2.8%
Oil & Gas Services		1.6%
Packaging & Containers		0.2%
Pharmaceuticals		0.7%
Real Estate Investment Trust		3.8%
Retail		8.8%
Savings & Loans		3.8%
Semiconductors		2.6%
Software		1.9%
Storage/Warehousing		0.2%
Telecommunications		2.8%
Textiles		0.4%
Toys/Games/Hobbies		0.4%
Transportation		2.7%
Water		0.2%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $122,522,402)	$137,898,992
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	77,067
Receivable for investments sold	156,589
Receivable for capital shares issued	6,899,504
Variation margin on futures contracts	440
Prepaid expenses	758

Total Assets	145,041,124

Liabilities:
Cash overdraft	394
Payable for investments purchased	7,043,518
Payable for capital shares redeemed	6
Advisory fees payable	58,429
Management services fees payable	11,686
Administration fees payable	2,509
Administrative services fees payable	38,964
Distribution fees payable	19,491
Other accrued expenses	69,275

Total Liabilities	7,244,272

Net Assets	$137,796,852

Net Assets consist of:
Capital	$129,846,272
Accumulated net investment income (loss)	(339,510)
Accumulated net realized gains (losses) on investments	(7,091,372)
Net unrealized appreciation (depreciation) on investments	15,381,462

Net Assets	$137,796,852

Shares of Beneficial Interest Outstanding	4,390,003

Net Asset Value (offering and redemption price per share)	$31.39

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$595,918
Interest	939

Total Investment Income	596,857

Expenses:
Advisory fees	357,130
Management services fees	71,427
Administration fees	18,855
Transfer agency and administrative service fees	262,559
Distribution fees	119,043
Custody fees	51,604
Fund accounting fees	30,478
Other fees	25,271

Total Expenses	936,367

Net Investment Income (Loss)	(339,510)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,198,679)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,620,660

Net Realized and Unrealized Gains (Losses) on Investments	426,929

Change in Net Assets Resulting from Operations	$87,419

See accompanying notes to the financial statements.

41

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(339,510)	$(345,470)
Net realized gains (losses) on investments	(2,193,731)	(11,205)
Change in net unrealized appreciation/depreciation on investments	2,620,660	11,854,371

Change in net assets resulting from operations	87,419	11,497,696

Capital Transactions:
Proceeds from shares issued	558,683,185	495,634,985
Cost of shares redeemed	(568,147,784)	(389,124,083)

Change in net assets resulting from capital transactions	(9,464,599)	106,510,902

Change in net assets	(9,377,180)	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$137,796,852	$147,174,032

Accumulated net investment income (loss)	$(339,510)	$—

Share Transactions:
Issued	18,441,165	19,628,028
Redeemed	(19,131,002)	(15,903,875)

Change in shares	(689,837)	3,724,153

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.11	)(b)	(0.22	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	2.53		7.68		(8.40)

Total income (loss) from investment activities	2.42		7.46		(8.49)

Net Asset Value, End of Period	$31.39		$28.97		$21.51

Total Return	8.35	%(c)	34.68%		(28.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	19.7%		2.08%		2.45%
Net expenses(d)	1.97%		1.98%		1.98%
Net investment income (loss)(d)	(0.71)%		(0.87)%		(0.61)%
Supplemental Data:
Net assets, end of period (000’s)	$137,797		$147,174		$29,165
Portfolio turnover rate(e)	509	%(c)	906%		1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Aaron Rents, Inc.	17,010	$563,711
Accredo Health, Inc.*	25,515	993,809
Acuity Brands, Inc.	21,870	590,490
Administaff, Inc.*	14,580	242,028
Advanced Energy Industries, Inc.*	17,010	267,397
Advanced Medical Optics, Inc.*	15,795	672,393
ADVO, Inc.	15,795	519,971
American Healthways, Inc.*	17,010	452,806
American Medical Systems Holdings, Inc.*	17,010	573,237
AmSurg Corp.*	15,795	396,928
ANSYS, Inc.*	8,505	399,735
Arbitron, Inc.*	15,795	576,833
Arctic Cat, Inc.	10,935	301,041
Argosy Gaming Co.*	15,795	593,892
Armor Holdings, Inc.*	17,010	578,340
Artesyn Technologies, Inc.*	20,655	185,895
ArthroCare Corp.*	10,935	317,990
ATMI, Inc.*	17,010	464,543
Avid Technology, Inc.*	17,010	928,235
Axcelis Technologies, Inc.*	52,245	649,928
Baldor Electric Co.	17,010	397,184
Bally Total Fitness Holding Corp.*	18,225	91,125
BEI Technologies, Inc.	7,290	206,380
Bel Fuse, Inc.—Class B	6,075	253,328
Biolase Technology, Inc.*	13,365	179,893
Biosite Diagnostics, Inc.*	8,505	382,045
Brady Corp.—Class A	12,150	560,115
Briggs & Stratton Corp.	12,150	1,073,452
Brooks Automation, Inc.*	23,085	465,163
Cabot Oil & Gas Corp.	17,010	719,523
Cal Dive International, Inc.*	20,655	626,260
CARBO Ceramics, Inc.	8,505	580,466
Carreker Corp.*	13,365	133,917
Catapult Communications Corp.*	7,290	167,670
CEC Entertainment, Inc.*	19,440	573,674
Centene Corp.*	10,935	421,544
Century Aluminum Co.*	15,795	391,558
Cerner Corp.*	18,225	812,471
Champion Enterprises, Inc.*	36,450	334,611
Christopher & Banks Corp.	19,440	344,282
Clarcor, Inc.	13,365	612,117
Cognex Corp.	24,300	935,064
Coinstar, Inc.*	10,935	240,242
Commonwealth Telephone Enterprises, Inc.*	10,935	489,560
Community First Bankshares, Inc.	19,440	625,774
Concord Communications, Inc.*	9,720	110,905
Cooper Companies, Inc.	17,010	1,074,522
Cost Plus, Inc.*	10,935	354,841
CPI Corp.	4,860	71,539
Cuno, Inc.*	8,505	453,742
Cyberonics, Inc.*	12,150	405,324
Cymer, Inc.*	19,440	727,834
Daktronics, Inc.*	9,720	242,514
Delta & Pine Land Co.	20,655	453,377
Deltic Timber Corp.	6,075	233,280
Dendrite International, Inc.*	21,870	406,345
Diagnostic Products Corp.	15,795	694,032
Dime Community Bancshares, Inc.	19,440	339,811
Dionex Corp.*	10,935	603,284
DSP Group, Inc.*	15,795	430,256
East-West Bancorp, Inc.	26,730	820,611
EGL, Inc.*	24,300	646,380
Electronics Boutique Holdings Corp.*	12,150	320,031
ElkCorp	10,935	261,784
Engineered Support Systems, Inc.	13,365	781,986
Enzo Biochem, Inc.*	15,795	236,925
Essex Property Trust, Inc.REIT	12,150	830,453
Ethan Allen Interiors, Inc.	19,440	698,090
Evergreen Resources, Inc.*	23,085	932,634
FactSet Research Systems, Inc.	15,795	746,630
FEI Co.*	17,010	406,709
Filenet Corp.*	20,655	652,078
First BanCorp	20,655	841,691
First Midwest Bancorp, Inc.	24,300	855,603
Fleetwood Enterprises, Inc.*	27,945	406,600
FLIR Systems, Inc.*	18,225	1,000,552
Florida Rock Industries, Inc.	23,085	973,494
Forward Air Corp.*	10,935	408,969
Fossil, Inc.*	37,665	1,026,371
Fred’s, Inc.	20,655	456,269
Fremont General Corp.	40,095	707,677
Frontier Oil Corp.	13,365	283,204
Genesco, Inc.*	10,935	258,394
Georgia Gulf Corp.	17,010	609,978
Global Imaging Systems, Inc.*	12,150	445,419
Global Payments, Inc.	19,440	875,188
Gold Banc Corp., Inc.	20,655	320,153
Griffon Corp.*	15,795	351,913
Guitar Center, Inc.*	13,365	594,341
Haemonetics Corp.*	13,365	396,272
Harland (John H.) Co.	14,580	427,923
Harmonic, Inc.*	37,665	320,906
Headwaters, Inc.*	18,225	472,574
Heartland Express, Inc.	26,730	731,333
Heidrick & Struggles International, Inc.*	9,720	288,490
Helix Technology Corp.	13,365	285,075
Hibbet Sporting Goods, Inc.*	12,150	332,303
Hilb, Rogal & Hamilton Co.	19,440	693,619
Hologic, Inc.*	10,935	254,239
Hot Topic, Inc.*	24,300	497,907
Hudson United Bancorp	23,085	860,609
Hydril Co.*	12,150	382,725
Hyperion Solutions Corp.*	20,655	903,036
ICU Medical, Inc.*	7,290	244,434
IDEX Corp.	26,730	918,176
IDEXX Laboratories, Inc.*	18,225	1,147,081
Imagistics International, Inc.*	8,505	301,077
Immucor, Inc.*	10,935	355,934
INAMED Corp.*	18,225	1,145,440
Input/Output, Inc.*	38,880	322,315
Integra LifeSciences Holdings*	14,580	514,236
Inter-Tel, Inc.	13,365	333,724
Intermagnetics General Corp.*	8,505	289,425
Intrado, Inc.*	8,505	136,845
Invision Technologies, Inc.*	9,720	485,028
Itron, Inc.*	10,935	250,849
J. Jill Group, Inc.*	10,935	257,957
J2 Global Communications, Inc.*	12,150	337,770
K-Swiss, Inc.—Class A	18,225	368,327

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Kaydon Corp.	14,580	$450,959
Keithley Instruments, Inc.	8,505	188,386
Knight Transportation, Inc.*	19,440	558,511
Kopin Corp.*	36,450	186,260
Kroll, Inc.*	20,655	761,756
Kronos, Inc.*	15,795	650,754
Kulicke & Soffa Industries, Inc.*	26,730	292,961
LabOne, Inc.*	8,505	270,289
Labor Ready, Inc.*	21,870	338,985
Lance, Inc.	15,795	243,243
Landstar System, Inc.*	15,795	835,082
Lindsay Manufacturing Co.	6,075	145,922
Littelfuse, Inc.*	12,150	515,282
Macdermid, Inc.	15,795	534,661
Manhattan Associates, Inc.*	15,795	487,750
Manitowoc Co.	14,580	493,533
MapInfo Corp.*	10,935	115,911
Massey Energy Co.	40,095	1,131,080
Maverick Tube Corp.*	21,870	574,307
Medicis Pharmaceutical Corp.	30,375	1,213,480
MemberWorks, Inc.*	6,075	179,942
Mentor Corp.	21,870	749,922
Mercury Computer Systems, Inc.*	10,935	271,188
Merit Medical Systems, Inc.*	13,365	212,904
MGI Pharma, Inc.*	36,450	984,515
Micros Systems, Inc.*	9,720	466,268
Microsemi Corp.*	31,590	448,894
Midas, Inc.*	8,505	147,987
Midway Games, Inc.*	36,450	419,904
Milacron, Inc.*	26,730	106,920
Monaco Coach Corp.	15,795	444,945
MRO Software, Inc.*	13,365	181,898
Multimedia Games, Inc.*	14,580	391,036
Nature’s Sunshine Products, Inc.	7,290	103,810
NBTY, Inc.*	35,235	1,035,557
NDCHealth Corp.	19,440	451,008
Nelson (Thomas), Inc.	7,290	165,775
Netegrity, Inc.*	19,440	164,462
New Century Financial Corp.	18,225	853,295
Noven Pharmaceuticals, Inc.*	12,150	267,543
NVR, Inc.*	3,645	1,764,909
Odyssey Healthcare, Inc.*	19,440	365,861
Omnova Solutions, Inc.*	20,655	125,996
OshKosh B’Gosh, Inc.—Class A	6,075	151,693
Oshkosh Truck Corp.	18,225	1,044,475
Oxford Industries, Inc.	8,505	370,478
P.F. Chang’s China Bistro, Inc.*	13,365	549,970
Panera Bread Co.*	15,795	566,725
Papa John’s International, Inc.*	9,720	287,129
Patina Oil & Gas Corp.	37,665	1,125,054
Pediatrix Medical Group, Inc.*	13,365	933,545
Pharmaceutical Product Development, Inc.*	29,160	926,413
Photon Dynamics, Inc.*	8,505	298,270
Plains Resources, Inc.*	13,365	226,537
Polaris Industries, Inc.	23,085	1,108,079
PolyMedica Corp.	14,580	452,563
Possis Medical, Inc.*	9,720	331,938
Power Integrations, Inc.*	15,795	393,296
Prima Energy Corp.*	7,290	288,465
Priority Healthcare Corp.—Class B*	23,085	529,801
Progress Software Corp.*	19,440	421,265
Quiksilver, Inc.*	30,375	723,228
RARE Hospitality International, Inc.*	18,225	453,803
Rayovac Corp.*	18,225	512,123
Regeneron Pharmaceuticals, Inc.*	29,160	307,055
ResMed, Inc.*	18,225	928,746
Respironics, Inc.*	18,225	1,070,719
Rewards Network, Inc.*	13,365	120,285
Rogers Corp.*	8,505	594,500
Roper Industries, Inc.	19,440	1,106,135
SafeNet, Inc.*	1	15
Sanderson Farms, Inc.	10,935	586,335
SBS Technologies, Inc.*	8,505	136,675
ScanSource, Inc.*	6,075	360,977
SCP Pool Corp.	18,225	820,125
Select Comfort Corp.*	19,440	552,096
SERENA Software, Inc.*	23,085	440,693
Shuffle Master, Inc.*	12,150	441,167
Sierra Health Services, Inc.*	14,580	651,726
Simpson Manufacturing Co., Inc.	13,365	750,044
Sonic Corp.*	31,590	718,672
Southwest Bancorporation of Texas, Inc.	18,225	804,087
Southwestern Energy Co.*	19,440	557,345
St. Mary Land & Exploration Co.	14,580	519,777
StarTek, Inc.	7,290	260,982
Stein Mart, Inc.*	21,870	355,606
Sturm, Ruger & Co., Inc.	14,580	176,564
SurModics, Inc.*	9,720	239,501
Sybron Dental Special, Inc.*	20,655	616,552
Take-Two Interactive Software, Inc.*	23,085	707,324
TALX Corp.	7,290	178,095
Techne Corp.*	21,870	950,252
Teledyne Technologies, Inc.*	17,010	340,540
Tetra Tech, Inc.*	29,160	475,891
TETRA Technologies, Inc.*	12,150	326,228
The Children’s Place Retail Stores, Inc.*	14,580	342,922
The Steak n Shake Co.*	14,580	265,648
Toro Co.	13,365	936,486
Tractor Supply Co.*	20,655	863,791
Triarc Companies, Inc.	34,020	345,983
Trimble Navigation, Ltd.*	26,730	742,826
TrustCo Bank Corp. NY	38,880	509,328
UCBH Holdings, Inc.	24,300	960,335
Unit Corp.*	24,300	764,235
United Natural Foods, Inc.*	20,655	597,136
United Surgical Partners International, Inc.*	14,580	575,473
Urban Outfitters, Inc.*	20,655	1,258,095
Varian Semiconductor Equipment Associates, Inc.*	19,440	749,605
Veeco Instruments, Inc.*	15,795	407,669
ViaSat, Inc.*	13,365	333,457
Vicor Corp.*	21,870	399,565
Vintage Petroleum, Inc.	34,020	577,319
Wabash National Corp.*	18,225	502,099
Watson Wyatt & Company Holdings	17,010	453,317
WD-40 Co.	8,505	254,640
WebEx Communications, Inc.*	23,085	502,330
Websense, Inc.*	12,150	452,345

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Wilson Greatbatch Technologies, Inc.*	10,935	$305,633
Winnebago Industries, Inc.	18,225	679,428
Wintrust Financial Corp.	10,935	552,327
WMS Industries, Inc.*	15,795	470,691
Wolverine World Wide, Inc.	20,655	542,194
X-Rite, Inc.	10,935	158,995

TOTAL COMMON STOCKS (Cost $108,860,312)		124,081,064

TOTAL INVESTMENT SECURITIES (Cost $108,860,312)—99.9%		124,081,064
Net other assets (liabilities)—0.1%		95,420

NET ASSETS—100.0%		$124,176,484

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.4%
Aerospace/Defense		0.9%
Agriculture		0.4%
Apparel		1.7%
Auto Manufactures		1.2%
Banks		6.3%
Biotechnology		0.9%
Building Materials		1.6%
Chemicals		1.0%
Coal		1.3%
Commercial Services		4.2%
Computers		2.5%
Distribution/Wholesale		1.0%
Diversified Financial Services		0.7%
Electrical Components & Equipment		2.0%
Electronics		5.5%
Entertainment		0.8%
Environmental Control		0.4%
Food		1.1%
Forest Products & Paper		0.2%
Hand/Machine Tools		0.4%
Healthcare—Products		10.2%
Healthcare—Services		4.2%
Home Builders		2.9%
Home Furnishings		0.6%
Household Products/Wares		1.4%
Housewares		0.8%
Insurance		0.6%
Internet		1.2%
Leisure Time		1.9%
Machinery & Equipment		0.1%
Machinery—Diversified		2.8%
Media		0.1%
Metal Fabricate/Hardware		0.8%
Mining		0.3%
Miscellaneous Manufacturing		2.7%
Office/Business Equipment		0.2%
Oil & Gas		4.6%
Oil & Gas Services		2.2%
Pharmaceuticals		4.1%
Pipelines		0.2%
Real Estate Investment Trust		0.7%
Retail		8.5%
Savings & Loans		0.3%
Semiconductors		3.8%
Software		6.6%
Telecommunications		1.0%
Transportation		2.6%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $108,860,312)	$124,081,064
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	44,666
Receivable for investments sold	248,952
Receivable for capital shares issued	15,433,768
Variation margin on futures contracts	440
Prepaid expenses	763

Total Assets	139,817,427

Liabilities:
Cash overdraft	44,214
Payable for investments purchased	15,422,959
Payable for capital shares redeemed	9
Advisory fees payable	49,964
Management services fees payable	9,993
Administration fees payable	2,145
Administrative services fees payable	33,317
Distribution fees payable	16,663
Other accrued expenses	61,679

Total Liabilities	15,640,943

Net Assets	$124,176,484

Net Assets consist of:
Capital	$113,023,236
Accumulated net investment income (loss)	(625,213)
Accumulated net realized gains (losses) on investments	(3,447,163)
Net unrealized appreciation (depreciation) on investments	15,225,624

Net Assets	$124,176,484

Shares of Beneficial Interest Outstanding	3,615,068

Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$269,481
Interest	1,099

Total Investment Income	270,580

Expenses:
Advisory fees	345,601
Management services fees	69,121
Administration fees	16,842
Transfer agency and administrative service fees	254,491
Distribution fees	115,200
Custody fees	40,358
Fund accounting fees	29,560
Other fees	24,620

Total Expenses	895,793

Net Investment Income (Loss)	(625,213)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,090,584)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,667,016

Net Realized and Unrealized Gains (Losses) on Investments	(418,620)

Change in Net Assets Resulting from Operations	$(1,043,833)

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(625,213)	$(801,659)
Net realized gains (losses) on investments	(3,085,636)	6,712,083
Change in net unrealized appreciation/depreciation on investments	2,667,016	11,132,320

Change in net assets resulting from operations	(1,043,833)	17,042,744

Capital Transactions:
Proceeds from shares issued	647,554,767	584,624,502
Cost of shares redeemed	(675,735,899)	(472,233,428)

Change in net assets resulting from capital transactions	(28,181,132)	112,391,074

Change in net assets	(29,224,965)	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$124,176,484	$153,401,449

Accumulated net investment income (loss)	$(625,213)	$—

Share Transactions:
Issued	19,583,886	21,205,364
Redeemed	(20,862,550)	(17,338,537)

Change in shares	(1,278,664)	3,866,827

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.35		$23.24		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.37	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	3.22	(c)	8.38		(6.45)

Total income (loss) from investment activities	3.00		8.01		(6.66)
Net Asset Value, End of Period	$34.35		$31.35		$23.34

Total Return	9.57	%(d)	34.32%		(22.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.00%		2.20%
Net expenses(e)	1.94%		1.98%		1.98%
Net investment income (loss)(e)	(1.36)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$124,176		$153,401		$23,968
Portfolio turnover rate(f)	661	%(d)	785%		1,260	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.8%)
Aluminum Corporation of China, Ltd.ADR	11,468	$623,974
AU Optronics Corp.ADR	36,893	602,838
BHP Billiton, Ltd.ADR	82,472	1,444,909
China Mobile (Hong Kong), Ltd.ADR	149,816	2,271,211
China Petroleum and Chemical Corp. (Sinopec)ADR	55,144	2,037,571
China Telecom Corp., Ltd.ADR	38,064	1,343,279
China Unicom, Ltd.ADR	97,844	772,968
China Yuchai International, Ltd.ADR	30,256	551,264
Chinadotcom Corp.—Class A*	74,908	552,821
Chunghwa Telecom Company, Ltd.ADR	56,120	989,957
Dr. Reddy’s Laboratories, Ltd.ADR	26,840	466,479
Flextronics International, Ltd.*	45,140	719,983
Huaneng Power International, Inc.ADR	24,400	883,280
Icici Bank, Ltd.ADR	41,480	501,908
Infosys Technologies, Ltd.ADR	9,760	905,435
Kookmin BankADR	22,448	704,418
KT Corp.ADR	42,212	761,504
Nam Tai Electronics, Inc.	28,258	608,112
National Australia Bank, Ltd.ADR	12,932	1,348,290
Netease.com, Inc.ADR*	12,688	524,268
PetroChina Company, Ltd.ADR	61,976	2,869,489
POSCOADR	25,620	858,526
Satyam Computer Services, Ltd.ADR	29,280	541,680
SINA Corp.*	18,544	611,767
SK Telecom Co., Ltd.ADR	44,896	942,367
Sohu.com, Inc.*	30,012	596,639
Taiwan Semiconductor Manufacturing Co., Ltd.ADR	192,646	1,600,890
The News Corporation, Ltd.ADR	53,192	1,884,061
Tommy Hilfiger Corp.*	33,672	509,794
United Microelectronics Corp.ADR*	184,220	793,988

TOTAL COMMON STOCKS (Cost $24,483,150)		29,823,670

	Principal Amount
U.S Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$43,000	43,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $24,526,150)—99.9%		29,866,670
Net other assets (liabilities)—0.1%		24,036

NET ASSETS—100.0%		$29,890,706

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Apparel		1.7%
Auto Parts & Equipment		1.8%
Banks		8.5%
Electric		3.0%
Electronics		6.5%
Internet		7.6%
Iron/Steel		2.9%
Media		6.3%
Mining		6.9%
Oil & Gas		16.4%
Pharmaceuticals		1.6%
Semiconductors		8.0%
Software		4.8%
Telecommunications		23.8%
Other**		0.2%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Australia		19.4%
China		31.6%
Hong Kong		12.0%
India		6.4%
Korea		10.9%
Singapore		2.4%
Taiwan		17.1%
United States**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,526,150)	$29,866,670
Cash	15,295
Dividends and interest receivable	154,378
Prepaid expenses	430

Total Assets	30,036,773

Liabilities:
Payable for capital shares redeemed	81,648
Advisory fees payable	18,758
Management services fees payable	3,751
Administration fees payable	804
Administrative services fees payable	12,506
Distribution fees payable	6,255
Other accrued expenses	22,345

Total Liabilities	146,067

Net Assets	$29,890,706

Net Assets consist of:
Capital	$29,425,038
Accumulated net investment income (loss)	141,497
Accumulated net realized gains (losses) on investments	(5,016,349)
Net unrealized appreciation (depreciation) on investments	5,340,520

Net Assets	$29,890,706

Shares of Beneficial Interest Outstanding	846,851

Net Asset Value (offering and redemption price per share)	$35.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$431,463
Interest	72

Total Investment Income	431,535

Expenses:
Advisory fees	159,914
Management services fees	31,983
Administration fees	6,063
Transfer agency and administrative service fees	118,396
Distribution fees	53,305
Custody fees	11,229
Fund accounting fees	14,111
Other fees	10,147

Total Expenses	405,148

Net Investment Income (Loss)	26,387

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	233,507
Net realized gains (losses) on futures contracts	14,271
Change in net unrealized appreciation/depreciation on investments	(5,941,834)

Net Realized and Unrealized Gains (Losses) on Investments	(5,694,056)

Change in Net Assets Resulting from Operations	$(5,667,669)

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$26,387	$115,110
Net realized gains (losses) on investments	247,778	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(5,941,834)	11,050,756

Change in net assets resulting from operations	(5,667,669)	8,400,731

Distributions to Shareholders From:
Net investment income	—	(17,570)

Change in net assets resulting from distributions	—	(17,570)

Capital Transactions:
Proceeds from shares issued	80,295,060	207,600,563
Dividends reinvested	—	17,570
Cost of shares redeemed	(93,874,929)	(185,439,244)

Change in net assets resulting from capital transactions	(13,579,869)	22,178,889

Change in net assets	(19,247,538)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$29,890,706	$49,138,244

Accumulated net investment income (loss)	$141,497	$115,110

Share Transactions:
Issued	2,030,246	6,893,249
Reinvested	—	472
Redeemed	(2,451,125)	(6,416,222)

Change in shares	(420,879)	477,499

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$38.76		$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(3.48)		15.09	(6.55)

Total income (loss) from investment activities	(3.46)		15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—
Net Asset Value, End of Period	$35.30		$38.76	$23.51

Total Return	(8.93	)%(c)	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.90%		1.93%	2.03%
Net expenses(d)	1.90%		1.93%	1.98%
Net invesment income (loss)(d)	0.12%		0.54%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$29,891		$49,138	$18,576
Portfolio turnover rate(e)	188	%(c)	831%	1,321	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
Alcatel SAADR*	198,940	$3,081,581
Alcon, Inc.	41,160	3,237,234
ASM Lithography Holding N.V.*	161,210	2,758,303
AstraZeneca PLCADR	108,045	4,931,174
Autoliv, Inc.	54,880	2,315,936
Aventis SAADR	58,310	4,435,642
BP Amoco PLCADR	178,360	9,554,744
DaimlerChrysler AG	87,465	4,116,978
Diageo PLCADR	68,600	3,755,850
Elan Corp., PLC*	116,620	2,885,179
Ericsson (LM) Telephone Co.ADR*	145,775	4,361,588
Flamel TechnologiesADR*	84,035	2,069,782
GlaxoSmithKline PLCADR	162,925	6,754,871
HSBC Holdings PLCADR	111,475	8,350,592
Infineon TechnologiesADR*	202,370	2,752,232
Koninklijke (Royal) Philips Electronics NVADR	132,055	3,591,896
Nokia OYJADR	337,855	4,912,412
Novartis AGADR	152,635	6,792,257
Rio Tinto PLC	34,300	3,363,115
Royal Dutch Petroleum Co.ADR	123,480	6,380,212
Ryanair Holdings PLCADR*	72,030	2,361,143
SAP AGADR	106,330	4,445,657
Shell Transport & Trading Co.ADR	111,475	4,982,933
Siemens AGADR	63,455	4,601,757
STMicroelectronics NVADR	135,485	2,982,025
Total Fina SAADR	72,030	6,920,642
UBS AG	75,460	5,362,188
Unilever NVADR	54,880	3,759,829
Vodafone Group PLCADR	343,000	7,580,299
Willis Group Holdings, Ltd.	66,885	2,504,843

TOTAL COMMON STOCKS (Cost $116,134,113)		135,902,894

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$294,000	294,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $116,428,113)—100.4%		136,196,894
Net other assets (liabilities)—(0.4)%		(517,629)

NET ASSETS—100.0%		$135,679,265

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $399,350)	7	$(4,041)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines		1.7%
Auto Manufacturers		4.7%
Banks		10.1%
Beverages		2.8%
Electronics		4.6%
Food		2.8%
Healthcare		2.1%
Healthcare—Products		2.4%
Insurance		1.8%
Miscellaneous Manufacturing		3.4%
Oil & Gas		23.1%
Pharmaceuticals		18.5%
Semiconductors		4.2%
Software		3.3%
Telecommunications		14.7%
Other**		(0.2)%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland		3.6%
France		12.2%
Germany		13.4%
Ireland		3.9%
Netherlands		12.2%
Sweden		3.2%
Switzerland		13.5%
United Kingdom		38.2%
United States		(0.2)%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and other net assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

54

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $116,428,113)	$136,196,894
Segregated cash balances with brokers for futures contracts	26,390
Dividends and interest receivable	176,841
Receivable for capital shares issued	38,650
Prepaid expenses	1,331

Total Assets	136,440,106

Liabilities:
Cash overdraft	578
Payable for capital shares redeemed	506,449
Variation margin on futures contracts	1,663
Advisory fees payable	77,289
Management services fees payable	15,458
Administration fees payable	3,330
Administrative services fees payable	57,815
Distribution fees payable	40,371
Other accrued expenses	57,888

Total Liabilities	760,841

Net Assets	$135,679,265

Net Assets consist of:
Capital	$145,614,959
Accumulated net investment income (loss)	462,928
Accumulated net realized gains (losses) on investments	(30,163,362)
Net unrealized appreciation (depreciation) on investments	19,764,740

Net Assets	$135,679,265

Shares of Beneficial Interest Outstanding	5,156,492

Net Asset Value (offering and redemption price per share)	$26.31

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,445,438
Interest	10,981

Total Investment Income	1,456,419

Expenses:
Advisory fees	484,441
Management services fees	96,889
Administration fees	21,439
Transfer agency and administrative service fees	309,775
Distribution fees	161,480
Custody fees	23,383
Fund accounting fees	37,023
Other fees	28,415

Total Expenses	1,162,845

Net Investment Income (Loss)	293,574

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,470,675
Net realized gains (losses) on futures contracts	(65,123)
Change in net unrealized appreciation (depreciation) on investments	(8,260,666)

Net Realized and Unrealized Gains (Losses) on Investments	1,144,886

Change in Net Assets Resulting from Operations	$1,438,460

See accompanying notes to the financial statements.

55

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$293,574	$169,354
Net realized gains (losses) on investments	9,405,552	(38,636)
Change in net unrealized appreciation/depreciation on investments	(8,260,666)	25,492,572

Change in net assets resulting from operations	1,438,460	25,623,290

Distributions to Shareholders From:
Net investment income	—	(130,122)

Change in net assets resulting from distributions	—	(130,122)

Capital Transactions:
Proceeds from shares issued	337,355,670	392,950,300
Dividends reinvested	—	130,122
Cost of shares redeemed	(345,133,515)	(309,673,943)

Change in net assets resulting from capital transactions	(7,777,845)	83,406,479

Change in net assets	(6,339,385)	108,899,647
Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$135,679,265	$142,018,650

Accumulated net investment income (loss)	$462,928	$169,354

Share Transactions:
Issued	12,855,763	19,540,491
Reinvested	—	5,335
Redeemed	(13,388,174)	(15,695,886)

Change in shares	(532,411)	3,849,940

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18,1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$24.96		$18.01	$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.05 (b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments	1.29		6.92	(6.32)	(7.68)		(4.79)	6.86

Total income (loss) from investment activities	1.35		6.97	(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—		—	—
Net realized gains on investments	—		—	—	—		(0.14)	—

Total distributions	—		(0.02)	—	—		(0.14)	—

Net Asset Value, End of Period	$26.31		$24.96	$18.01	$24.26		$31.98	$36.82

Total Return	5.41	%(c)	38.73%	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	2.03%	1.89%		1.65%	2.39%
Net expenses(d)	1.80%		1.91%	1.98%	1.89%		1.65%	1.78%
Net investment income (loss)(d)	0.45%		0.25%	0.33%	(0.14)%		0.26%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$135,679		$142,019	$33,119	$52,253		$25,004	$3,262
Portfolio turnover rate(e)	245	%(c)	376%	1,280%	1,002%		1,434%	100	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Japan (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (55.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,504,000	$8,504,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,504,000	8,504,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,504,000	8,504,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,512,000)		25,512,000

Repurchase Agreements (37.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,499,236 (Collateralized by $8,651,000 Federal National Mortgage Association, 1.625%, 04/30/05, market value $8,669,787)	8,499,000	8,499,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,504,213 (Collateralized by $8,685,000 U.S. Treasury Notes, 3.01%, 06/02/06, market value $8,679,896)	8,504,000	8,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,003,000)		17,003,000

	Contracts
Options Purchased (1.5%)
Nikkei 225 Futures Call Option expiring August 2004 @ $5,250	20	674,500

TOTAL OPTIONS PURCHASED (Cost $630,090)		674,500

TOTAL INVESTMENT SECURITIES (Cost $43,145,090)—93.9%		43,189,500
Net other assets (liabilities)—6.1%		2,811,848

NET ASSETS —100.0%		$46,001,348

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring September 2004 (Underlying face amount at value $44,621,400)	744	$1,541,002

See accompanying notes to the financial statements.

58

PROFUNDS VP

ProFund VP Japan

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,142,090)	$26,186,500
Repurchase agreements, at cost	17,003,000

Total Investments	43,189,500
Segregated cash balances with brokers for futures contracts	2,664,321
Interest receivable	449
Receivable for capital shares issued	184,925
Variation margin on futures contracts	248,348
Prepaid expenses	312

Total Assets	46,287,855

Liabilities:
Cash overdraft	212,838
Payable for capital shares redeemed	3,912
Advisory fees payable	23,370
Management services fees payable	4,674
Administration fees payable	1,006
Administrative services fees payable	15,588
Distribution fees payable	7,808
Other accrued expenses	17,311

Total Liabilities	286,507

Net Assets	$46,001,348

Net Assets consist of:
Capital	$45,137,663
Accumulated net investment income (loss)	(179,763)
Accumulated net realized gains (losses) on investments	(541,964)
Net unrealized appreciation (depreciation) on investments	1,585,412

Net Assets	$46,001,348

Shares of Beneficial Interest Outstanding	1,486,192

Net Asset Value (offering and redemption price per share)	$30.95

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$158,746

Expenses:
Advisory fees	135,557
Management services fees	27,112
Administration fees	6,432
Transfer agency and administrative service fees	98,855
Distribution fees	45,186
Custody fees	8,030
Fund accounting fees	10,154
Other fees	7,183

Total Expenses	338,509

Net Investment Income (Loss)	(179,763)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,286,455)
Net realized gains (losses) on futures contracts	2,227,910
Change in net unrealized appreciation/depreciation on investments	29,198

Net Realized and Unrealized Gains (Losses) on Investments	(29,347)

Change in Net Assets Resulting from Operations	$(209,110)

See accompanying notes to the financial statements.

59

PROFUNDS VP

ProFund VP Japan

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(179,763)	$(167,752)
Net realized gains (losses) on investments	(58,545)	(237,951)
Change in net unrealized appreciation/depreciation on investments	29,198	1,286,149

Change in net assets resulting from operations	(209,110)	880,446

Capital Transactions:
Proceeds from shares issued	152,645,207	181,351,423
Cost of shares redeemed	(131,623,063)	(160,115,916)

Change in net assets resulting from capital transactions	21,022,144	21,235,507

Change in net assets	20,813,034	22,115,953
Net Assets:
Beginning of period	25,188,314	3,072,361

End of period	$46,001,348	$25,188,314

Accumulated net investment income (loss)	$(179,763)	$—

Share Transactions:
Issued	5,037,294	7,399,288
Redeemed	(4,455,993)	(6,634,322)

Change in shares	581,301	764,966

See accompanying notes to the financial statements.

60

PROFUNDS VP

ProFund VP Japan

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.84		$21.96		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.28	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments	3.26	(c)	6.16		(7.90)

Total income (loss) from investment activities	3.11		5.88		(8.04)

Net Asset Value, End of Period	$30.95		$27.84		$21.96

Total Return	11.17	%(d)	26.78%		(26.80	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.87%		1.95%		2.06%
Net expenses(e)	1.87%		1.95%		1.98%
Net investment income (loss)(e)	(0.99)%		(1.12)%		(0.85)%
Supplemental Data:
Net assets, end of period (000’s)	$46,001		$25,188		$3,072
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—Class AREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising	0.2%
Aerospace/Defense	1.5%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.2%
Banks	5.8%
Beverages	2.4%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.3%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.1%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.6%
Gas	0.1%
Hand/Machine Tools	0.1%
Healtcare—Products	3.2%
Healtcare—Services	1.1%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	4.4%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Diversified	0.3%
Machinery—Constuction & Mining	0.2%
Media	3.0%
Mining	0.5%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	5.0%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	6.3%

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP UltraBull (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

68

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

69

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.11)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.2%)
3Com Corp.*	23,788	$148,675
99 Cents Only Stores*	4,382	66,826
Abercrombie & Fitch Co.—Class A	6,886	266,833
Activision, Inc.*	8,764	139,348
Acxiom Corp.	5,634	139,892
ADTRAN, Inc.	5,008	167,117
Advanced Fibre Communications, Inc.*	5,634	113,807
Advent Software, Inc.*	2,504	45,247
AGCO Corp.*	5,008	102,013
AGL Resources, Inc.	3,756	109,112
Airgas, Inc.	4,382	104,774
AirTran Holdings, Inc.*	5,008	70,813
Alaska Air Group, Inc.*	1,878	44,828
Albemarle Corp.	2,504	79,252
Alexander & Baldwin, Inc.	2,504	83,759
ALLETE, Inc.	5,634	187,612
Alliance Data Systems Corp.*	5,008	211,588
Alliant Energy Corp.	6,886	179,587
Alliant Techsystems, Inc.*	2,504	158,603
Allmerica Financial Corp.*	3,756	126,953
AMB Property Corp.REIT	5,008	173,427
American Eagle Outfitters, Inc.*	5,008	144,781
American Financial Group, Inc.	5,008	153,095
American Greetings Corp.—Class A*	4,382	101,575
AmeriCredit Corp.*	9,390	183,387
Amerus Group Co.	2,504	103,666
Ametek, Inc.	5,008	154,747
AnnTaylor Stores Corp.*	3,756	108,849
Apogent Technologies, Inc.*	6,260	200,320
Applebee’s International, Inc.	5,634	129,695
Apria Healthcare Group, Inc.*	3,130	89,831
Aqua America, Inc.	6,260	125,513
Aquilla, Inc.*	12,520	44,571
Arch Coal, Inc.	3,756	137,432
Arrow Electronics, Inc.*	7,512	201,472
Arthur J. Gallagher & Co.	5,634	171,555
ArvinMeritor, Inc.	4,382	85,756
Ascential Software Corp.*	4,382	70,068
Associated Banc Corp.	7,512	222,581
Astoria Financial Corp.	5,634	206,092
Atmel Corp.*	31,300	185,296
Avnet, Inc.*	8,138	184,733
Avocent Corp.*	3,130	114,996
Bandag, Inc.	1,252	55,752
Bank of Hawaii Corp.	3,756	169,846
Banknorth Group, Inc.	10,642	345,652
Banta Corp.	1,878	83,402
Barnes & Noble, Inc.*	4,382	148,900
Barr Laboratories, Inc.*	6,260	210,962
Beckman Coulter, Inc.	4,382	267,302
Belo (A.H.) Corp.—Class A	7,512	201,697
BJ’s Wholesale Club, Inc.*	5,008	125,200
Black Hills Corp.	1,878	59,157
Blyth, Inc.	3,130	107,954
Bob Evans Farms, Inc.	2,504	68,560
Borders Group, Inc.	5,634	132,061
BorgWarner, Inc.	3,756	164,400
Bowater, Inc.	3,756	156,212
Boyd Gaming Corp.	3,756	99,797
Brink’s Co.	3,756	128,643
Brinker International, Inc.*	6,260	213,591
Brown & Brown, Inc.	4,382	188,864
C.H. Robinson Worldwide, Inc.	5,634	258,263
Cabot Corp.	4,382	178,346
Cabot Microelectronics Corp.*	1,878	57,486
Cadence Design Systems, Inc.*	16,902	247,276
Caesars Entertainment, Inc.*	20,032	300,480
Callaway Golf Co.	5,008	56,791
Career Education Corp.*	6,260	285,207
Carlisle Cos., Inc.	1,878	116,906
Carmax, Inc.*	7,512	164,287
Catalina Marketing Corp.*	3,756	68,697
CBRL Group, Inc.	3,756	115,873
CDW Corp.	5,634	359,224
Cephalon, Inc.*	3,756	202,824
Ceridian Corp.*	10,016	225,360
Certegy, Inc.	4,382	170,022
Charles River Laboratories International, Inc.*	3,130	152,963
CheckFree Holdings Corp.*	5,008	150,240
Chico’s FAS, Inc.*	5,008	226,161
Choicepoint, Inc.*	5,634	257,248
Church & Dwight, Inc.	2,504	114,633
Cincinnati Bell, Inc.*	15,650	69,486
City National Corp.	3,130	205,641
Claire’s Stores, Inc.	6,260	135,842
CNF, Inc.	3,130	130,083
Coach, Inc.*	12,520	565,779
Cognizant Technology Solutions Corp.*	7,512	190,880
Colonial BancGroup, Inc.	8,138	147,867
Commerce Bancorp, Inc.	5,008	275,490
Commscope, Inc.*	4,382	93,994
Community Health Systems*	5,634	150,822
Compass Bancshares, Inc.	8,764	376,851
Constellation Brands, Inc.*	6,886	255,678
Cooper Cameron Corp.*	3,756	182,917
Copart, Inc.*	6,260	167,142
Corinthian Colleges, Inc.*	5,008	123,898
Covance, Inc.*	4,382	169,058
Coventry Health Care, Inc.*	6,260	306,114
Credence Systems Corp.*	5,008	69,110
Cree Research, Inc.*	5,008	116,586
Crompton Corp.	7,512	47,326
CSG Systems International, Inc.*	3,756	77,749
Cullen/Frost Bankers, Inc.	3,130	140,068
Cypress Semiconductor Corp.*	8,138	115,478
Cytec Industries, Inc.	2,504	113,807
CYTYC Corp.*	8,138	206,461
D.R. Horton, Inc.	15,024	426,682
Dean Foods Co.*	10,016	373,697
DENTSPLY International, Inc.	5,008	260,917
DeVry, Inc.*	4,382	120,154
Diebold, Inc.	5,008	264,773
Dollar Tree Stores, Inc.*	7,512	206,054
Donaldson Co., Inc.	6,260	183,418
DPL, Inc.	8,764	170,197
DST Systems, Inc.*	5,634	270,939
Dun & Bradstreet Corp.*	5,008	269,982
Duquesne Light Holdings, Inc.	3,756	72,528
Dycom Industries, Inc.*	3,130	87,640

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Eaton Vance Corp.	4,382	$167,436
Education Management Corp.*	5,008	164,563
Edwards (A.G.), Inc.	5,634	191,724
Edwards Lifesciences Corp.*	3,756	130,897
Emmis Communications Corp.*	3,756	78,801
Energizer Holdings, Inc.*	5,008	225,360
Energy East Corp.	7,512	182,166
Ensco International, Inc.	8,764	255,032
Entercom Communications Corp.*	3,130	116,749
Equitable Resources, Inc.	3,756	194,223
Everest Re Group, Ltd.	3,756	301,832
Expeditors International of Washington, Inc.	7,512	371,167
Express Scripts, Inc.—Class A*	5,634	446,381
Fair, Isaac & Co., Inc.	5,008	167,167
Fairchild Semiconductor International, Inc.*	7,512	122,971
Fastenal Co.	5,008	284,605
Federal Signal Corp.	3,130	58,249
Ferro Corp.	2,504	66,807
Fidelity National Financial, Inc.	11,268	420,748
First American Financial Corp.	5,634	145,864
First Health Group Corp.*	6,886	107,490
FirstMerit Corp.	5,634	148,569
Flowserve Corp.*	3,756	93,675
FMC Corp.*	2,504	107,947
FMC Technologies, Inc.*	4,382	126,202
Forest Oil Corp.*	3,756	102,614
Furniture Brands International, Inc.	3,756	94,088
Gartner Group, Inc.*	8,764	115,860
GATX Corp.	3,130	85,136
Gentex Corp.	5,008	198,717
Glatfelter (P.H.) Co.	3,130	44,070
Graco, Inc.	4,784	148,543
Granite Construction, Inc.	2,504	45,648
Grant Prideco, Inc.*	8,138	150,227
Great Plains Energy, Inc.	4,382	130,145
Greater Bay Bancorp	3,130	90,457
GreenPoint Financial Corp.	9,390	372,782
GTECH Holdings Corp.	3,756	173,940
Hanover Compressor Co.*	4,382	52,146
Harman International Industries, Inc.	4,382	398,762
Harris Corp.	4,382	222,387
Harsco Corp.	2,504	117,688
Harte-Hanks, Inc.	5,008	122,246
Hawaiian Electric Industries, Inc.	5,008	130,709
HCC Insurance Holdings, Inc.	4,382	146,403
Health Net, Inc.*	7,512	199,068
Helmerich & Payne, Inc.	3,130	81,756
Henry (Jack) & Associates, Inc.	6,260	125,826
Henry Schein, Inc.*	3,130	197,628
Herman Miller, Inc.	5,008	144,932
Hibernia Corp.	10,642	258,601
Highwoods Properties, Inc.REIT	3,756	88,266
Hillenbrand Industries, Inc.	4,382	264,892
HNI Corp.	3,756	158,991
Horace Mann Educators Corp.	2,504	43,770
Hormel Foods Corp.	9,390	292,029
Hospitality Properties TrustREIT	4,382	185,359
Hovnanian Enterprises—Class A*	3,756	130,371
Hubbell, Inc.—Class B	3,756	175,443
IDACORP, Inc.	2,504	67,608
Imation Corp.	2,504	106,695
IMC Global, Inc.	7,512	100,661
INAMED Corp.*	2,504	157,376
Independence Community Bank Corp.	5,634	205,078
IndyMac Bancorp, Inc.	3,756	118,690
Integrated Circuit Systems, Inc.*	4,382	119,015
Integrated Device Technology, Inc.*	6,886	95,302
International Rectifier Corp.*	4,382	181,502
International Speedway Corp.	3,756	182,692
Intersil Corp.—Class A	9,390	203,388
Interstate Bakeries Corp.	3,130	33,961
Investors Financial Services Corp.	4,382	190,968
ITT Educational Services, Inc.*	2,504	95,202
IVAX Corp.*	13,146	315,372
J.B. Hunt Transport Services, Inc.	5,008	193,209
Jacobs Engineering Group, Inc.*	3,756	147,911
Jefferies Group, Inc.	3,756	116,136
JetBlue Airways Corp.*	6,260	183,919
JM Smucker Co.	3,130	143,698
Keane, Inc.*	4,382	59,990
Kelly Services, Inc.—Class A	2,504	74,619
KEMET Corp.*	5,634	68,847
Kennametal, Inc.	2,504	114,683
Korn/Ferry International*	2,504	48,502
Krispy Kreme Doughnuts, Inc.*	3,756	71,702
L-3 Communications Holdings, Inc.	6,260	418,168
LaBranche & Co., Inc.	3,756	31,626
Lam Research Corp.*	8,764	234,876
Lancaster Colony Corp.	2,504	104,267
Lattice Semiconductor Corp.*	7,512	52,659
Laureate Education Inc*	2,504	95,753
Lear Corp.	4,382	258,494
Lee Enterprises, Inc.	3,130	150,271
Legg Mason, Inc.	4,382	398,805
Lennar Corp.—Class B	10,016	447,916
Leucadia National Corp.	4,382	217,785
Liberty Property TrustREIT	5,008	201,371
LifePoint Hospitals, Inc.*	2,504	93,199
Lincare Holdings, Inc.*	6,260	205,704
Longview Fibre Co.*	3,130	46,105
LTX Corp.*	3,130	33,835
Lubrizol Corp.	3,130	114,621
Lyondell Chemical Co.	11,268	195,950
Mack-Cali Realty Corp.REIT	3,756	155,423
Macromedia, Inc.*	3,756	92,210
Macrovision Corp.*	3,130	78,344
Mandalay Resort Group	4,382	300,780
Manpower, Inc.	5,634	286,039
Martin Marietta Materials	3,130	138,753
McDATA Corp.—Class A*	7,512	40,415
MDU Resources Group, Inc.	7,512	180,513
Media General, Inc.—Class A	1,252	80,403
Mentor Graphics Corp.*	4,382	67,790
Mercantile Bankshares Corp.	5,008	234,475
Michaels Stores, Inc.	4,382	241,010
Micrel, Inc.*	6,260	76,059
Microchip Technology, Inc.	13,146	414,626
Millennium Pharmaceuticals, Inc.*	18,780	259,165

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc.	1,252	$72,616
Modine Manufacturing Co.	2,504	79,752
Mohawk Industries, Inc.*	4,382	321,332
MONY Group, Inc.*	3,130	97,969
MPS Group, Inc.*	6,886	83,458
Murphy Oil Corp.	6,260	461,363
National Commerce Financial Corp.	13,772	447,589
National Fuel Gas Co.	5,634	140,850
National Instruments Corp.	5,634	172,682
National-Oilwell, Inc.*	5,634	177,415
Neiman Marcus Group, Inc.—Class A	3,130	174,185
Network Associates, Inc.*	10,016	181,590
New Plan Excel Realty Trust, Inc.REIT	6,260	146,234
New York Community Bancorp	11,268	221,191
Newfield Exploration Co.*	3,756	209,359
Newport Corp.*	2,504	40,490
Noble Energy, Inc.	3,756	191,556
Nordson Corp.	2,504	108,598
Northeast Utilities System	8,764	170,635
NSTAR	3,756	179,837
O’Reilly Automotive, Inc.*	3,756	169,771
OGE Energy Corp.	5,634	143,498
Ohio Casualty Corp.*	3,756	75,608
Old Republic International Corp.	12,520	296,974
Olin Corp.	5,008	88,241
Omnicare, Inc.	6,260	267,991
ONEOK, Inc.	6,260	137,657
Outback Steakhouse, Inc.	5,008	207,131
Oxford Health Plans, Inc.	5,634	310,095
Pacific Sunwear of California, Inc.*	5,008	98,007
PacifiCare Health Systems, Inc.*	5,008	193,609
Packaging Corp. of America	6,886	164,575
Par Pharmaceutical Cos., Inc.*	1,878	66,124
Patterson Dental Co.*	4,382	335,179
Patterson-UTI Energy, Inc.	5,008	167,317
Payless ShoeSource, Inc.*	3,756	56,002
Peabody Energy Corp.	3,756	210,298
Pentair, Inc.	6,260	210,586
Pepco Holdings, Inc.	6,886	125,876
PepsiAmericas, Inc.	8,764	186,147
Perrigo Co.	5,008	95,002
Petsmart, Inc.	9,390	304,705
Pier 1 Imports, Inc.	6,260	110,739
Pioneer Natural Resources Co.	7,512	263,521
Plains Exploration & Production Co.*	4,382	80,410
Plantronics, Inc.*	3,130	131,773
Plexus Corp.*	2,504	33,804
PMI Group, Inc.	6,260	272,435
PNM Resources, Inc.	3,756	78,012
Pogo Producing Co.	3,756	185,546
Polycom, Inc.*	6,886	154,315
Potlatch Corp.	1,878	78,200
Powerwave Technologies, Inc.*	7,512	57,842
Precision Castparts Corp.	3,756	205,416
Price Communications Corp.*	85	1,255
Pride International, Inc.*	8,764	149,952
Protective Life Corp.	4,382	169,452
Protein Design Labs, Inc.*	5,634	107,778
Provident Financial Group, Inc.	3,230	127,456
Puget Energy, Inc.	6,260	137,157
Quanta Services, Inc.*	7,512	46,725
Quantum Corp.*	10,642	32,990
Questar Corp.	5,634	217,698
Radian Group, Inc.	6,260	299,854
Raymond James Financial Corp.	5,008	132,462
Rayonier, Inc.	3,130	139,129
Reader’s Digest Association, Inc.	6,886	110,107
Regis Corp.	2,504	111,653
Renal Care Group, Inc.*	4,503	149,184
Republic Services, Inc.	11,268	326,096
Retek, Inc.*	3,756	23,062
Reynolds & Reynolds Co.	4,382	101,356
RF Micro Devices, Inc.*	11,268	84,510
Rollins, Inc.	3,130	72,021
Ross Stores, Inc.	10,016	268,028
RPM, Inc.	7,512	114,182
RSA Security, Inc.*	3,756	76,885
Ruby Tuesday, Inc.	3,756	103,102
Ruddick Corp.	3,130	70,269
Ryland Group, Inc.	1,252	97,906
Saks, Inc.	9,390	140,850
Sandisk Corp.*	8,764	190,091
SCANA Corp.	6,886	250,445
Scholastic Corp.*	2,504	74,995
SEI Investments Co.	7,512	218,148
Semtech Corp.*	5,008	117,888
Sensient Technologies Corp.	3,130	67,232
Sepracor, Inc.*	5,634	298,039
Sequa Corp.—Class A*	626	36,602
Sierra Pacific Resources*	7,512	57,918
Silicon Laboratories, Inc.*	3,130	145,076
Silicon Valley Bancshares*	2,504	99,284
Six Flags, Inc.*	6,260	45,448
Smith International, Inc.*	6,260	349,058
Smithfield Foods, Inc.*	7,512	220,853
Sonoco Products Co.	6,260	159,630
Sotheby’s Holdings, Inc.—Class A*	4,382	69,937
SPX Corp.	5,008	232,571
StanCorp Financial Group, Inc.	1,878	125,826
Stericycle, Inc.*	2,504	129,557
STERIS Corp.*	4,382	98,858
Storage Technology Corp.*	6,886	199,694
Superior Industries International, Inc.	1,878	62,819
Swift Transportation Co., Inc.*	5,634	101,130
Sybase, Inc.*	6,886	123,948
Synopsys, Inc.*	10,016	284,755
TCF Financial Corp.	5,008	290,714
Tech Data Corp.*	3,756	146,972
Tecumseh Products Co.	1,252	51,570
Teleflex, Inc.	2,504	125,576
Telephone & Data Systems, Inc.	3,756	267,426
The Cheesecake Factory, Inc.*	3,130	124,543
The Scotts Co.—Class A*	1,878	119,966
Thor Industries, Inc.	2,504	83,784
Tidewater, Inc.	3,756	111,929
Timberland Co.—Class A*	2,504	161,733
Titan Corp.*	5,008	65,004
Toll Brothers, Inc.*	4,382	185,446
Tootsie Roll Industries, Inc.	3,756	122,070
Transaction Systems Architects, Inc.*	2,504	53,911

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Triad Hospitals, Inc.*	5,008	$186,448
Trinity Industries, Inc.	3,130	99,503
TriQuint Semiconductor, Inc.*	8,764	47,851
Tupperware Corp.	3,756	72,979
Tyson Foods, Inc.—Class A	23,788	498,358
United Dominion Realty Trust, Inc.REIT	8,138	160,970
United Rentals, Inc.*	5,008	89,593
Unitrin, Inc.	4,382	186,673
Universal Corp.	1,878	95,665
Universal Health Services, Inc.—Class B	3,756	172,363
UTStarcom, Inc.*	6,260	189,365
Valassis Communications, Inc.*	3,756	114,445
Valeant Pharmaceuticals International	5,634	112,680
Valspar Corp.	3,130	157,877
Varco International, Inc.*	6,260	137,031
Varian Medical Systems, Inc.*	4,382	347,711
Varian, Inc.*	1,878	79,158
Vectren Corp.	5,008	125,651
Vertex Pharmaceuticals, Inc.*	5,008	54,287
Viad Corp.	3,436	92,806
Vishay Intertechnology, Inc.*	10,642	197,728
VISX, Inc.*	3,130	83,634
W.R. Berkley Corp.	5,634	241,980
Waddell & Reed Financial, Inc.	5,634	124,568
Washington Federal, Inc.	5,008	120,192
Washington Post Co.—Class B	626	582,187
Weatherford International, Ltd.*	8,764	394,204
Webster Financial Corp.	3,756	176,607
Werner Enterprises, Inc.	5,008	105,669
Westamerica Bancorporation	2,504	131,335
Westar Energy, Inc.	5,008	99,709
Western Gas Resources, Inc.	5,008	162,660
Westwood One, Inc.*	6,886	163,887
WGL Holdings, Inc.	3,130	89,894
Whole Foods Market, Inc.	3,756	358,510
Williams-Sonoma, Inc.*	7,512	247,596
Wilmington Trust Corp.	4,382	163,098
Wind River Systems, Inc.*	5,008	58,894
Wisconsin Energy Corp.	7,512	244,966
WPS Resources Corp.	2,504	116,060
XTO Energy, Inc.	15,024	447,565
York International Corp.	2,504	102,839
Zebra Technologies Corp.*	3,130	272,310

TOTAL COMMON STOCKS (Cost $59,336,692)		64,957,863

	Principal Amount
U.S. Government Agency Obligations (16.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$13,701,000	13,701,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,701,000)		13,701,000

TOTAL INVESTMENT SECURITIES (Cost $73,037,692)—95.9%		78,658,863
Net other assets (liabilities)—4.1%		3,388,343

NET ASSETS—100.0%		$82,047,206

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $64,144,000)	211	$1,073,101

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/30/04 (Underlying notional amount at value $35,088,108)	57,740	204,828

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		0.8%
Agriculture		0.1%
Airlines		0.4%
Apparel		0.9%
Auto Parts & Equipment		0.9%
Banks		5.0%
Beverages		0.5%
Biotechnology		0.6%
Building Materials		0.3%
Chemicals		2.0%
Coal		0.4%
Commercial Services		2.9%
Communication Services		0.3%
Computers		2.9%
Distribution/Wholesale		1.0%
Diversified Financial Services		1.6%
Electric		3.6%
Electrical Components & Equipment		0.7%
Electronics		1.1%
Engineering & Construction		0.3%
Entertainment		0.6%
Environmental Control		0.6%
Food		2.7%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.1%
Health Care		0.2%
Healthcare—Products		3.1%
Healthcare—Services		2.5%
Home Builders		1.6%
Home Furnishings		0.6%
Household Products/Wares		0.6%
Insurance		4.6%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.9%
Media		1.9%
Metal Fabricate/Hardware		0.3%
Miscellaneous Manufacturing		1.7%
Office Furnishings		0.4%
Oil & Gas		3.2%
Oil & Gas Services		2.0%

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Packaging & Containers	0.4%
Pharmaceuticals	2.5%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	5.9%
Savings & Loans	1.6%
Semiconductors	2.8%
Software	2.2%
Telecommunications	2.1%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	20.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

75

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)

Statement of Assets and Liabilities

June 30, 2004

Assets:
Investment securities, at value (cost $73,037,692)	$78,658,863
Segregated cash balances with brokers for futures contracts	4,046,711
Segregated cash balances with custodian for swap agreements	111
Dividends and interest receivable	25,784
Receivable for investments sold	3,477,420
Receivable for capital shares issued	583,529
Unrealized appreciation on swap agreements	204,828
Variation margin on futures contracts	515,094
Prepaid expenses	438

Total Assets	87,512,778

Liabilities:
Cash overdraft	541,180
Payable for investments purchased	453,763
Payable for capital shares redeemed	4,366,350
Advisory fees payable	29,643
Management services fees payable	5,929
Administration fees payable	1,275
Administrative services fees payable	18,101
Distribution fees payable	11,111
Other accrued expenses	38,220

Total Liabilities	5,465,572

Net Assets	$82,047,206

Net Assets consist of:
Capital	$71,911,826
Accumulated net investment income (loss)	(195,747)
Accumulated net realized gains (losses) on investments	3,432,027
Net unrealized appreciation (depreciation) on investments	6,899,100

Net Assets	$82,047,206

Shares of Beneficial Interest Outstanding	2,537,834

Net Asset Value (offering and redemption price per share)	$32.33

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$191,583
Interest	67,640

Total Investment Income	259,223

Expenses:
Advisory fees	175,776
Management services fees	35,156
Administration fees	8,077
Transfer agency and administrative service fees	118,192
Distribution fees	58,592
Custody fees	27,733
Fund accounting fees	16,979
Other fees	14,465

Total Expenses	454,970

Net Investment Income (Loss)	(195,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,322)
Net realized gains (losses) on futures contracts	(676,438)
Net realized gains (losses) on swap agreements	1,464,288
Change in net unrealized appreciation/depreciation on investments	1,571,605

Net Realized and Unrealized Gains (Losses) on Investments	2,355,133

Change in Net Assets Resulting from Operations	$2,159,386

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(195,747)	$(197,676)
Net realized gains (losses) on investments	783,528	7,009,479
Change in net unrealized appreciation/depreciation on investments	1,571,605	4,544,429

Change in net assets resulting from operations	2,159,386	11,356,232

Capital Transactions:
Proceeds from shares issued	386,787,867	397,432,347
Cost of shares redeemed	(345,553,435)	(390,912,434)

Change in net assets resulting from capital transactions	41,234,432	6,519,913

Change in net assets	43,393,818	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$82,047,206	$38,653,388

Accumulated net investment income (loss)	$(195,747)	$—

Share Transactions:
Issued	12,394,296	17,884,061
Redeemed	(11,168,770)	(17,771,340)

Change in shares	1,225,526	112,721

See accompanying notes to the financial statements.

77

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the Year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.00		12.34		(12.59)

Total income (loss) from investment activities	2.87		12.14		(12.68)

Net Asset Value, End of Period	$32.33		$29.46		$17.32

Total Return	9.74	%(c)	70.09%		(42.27	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.83)%		(0.88)%		(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$82,047		$38,653		$20,777
Portfolio turnover rate(e)	308	%(c)	1,202%		2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of Less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (77.8%)
21st Century Insurance Group	3,036	$39,286
99 Cents Only Stores*	6,900	105,225
A.C. Moore Arts & Crafts, Inc.*	1,932	53,149
AAR Corp.*	4,692	53,254
Aaron Rents, Inc.	3,312	109,760
Abaxis, Inc.*	2,484	47,146
Abgenix, Inc.*	11,592	135,858
ABM Industries, Inc.	5,244	102,101
Acadia Realty TrustREIT	3,588	49,299
Actuant Corp.*	3,036	118,374
Acuity Brands, Inc.	3,864	104,328
Adaptec, Inc.*	14,904	126,088
Advanced Digital Information Corp.*	9,108	88,348
Advisory Board Co.*	2,484	88,430
ADVO, Inc.	3,864	127,203
Aeropostale, Inc.*	79	2,126
Affiliated Managers Group, Inc.*	115	5,793
Affordable Residential CommunitiesREIT	3,588	59,561
Agile Software Corp.*	7,452	65,205
AirTran Holdings, Inc.*	6,348	89,761
AK Steel Holding Corp.*	15,456	81,453
Alabama National BanCorporation	1,656	91,858
Alamosa Holdings, Inc.*	9,108	66,944
Albany International Corp.—Class A	3,588	120,413
Albany Molecular Research, Inc.*	3,312	42,824
Albemarle Corp.	2,484	78,619
Alfa Corp.	4,692	65,688
Alkermes, Inc.*	10,764	146,390
Allegheny Technologies, Inc.	7,728	139,490
Alliance Gaming Corp.*	7,176	123,140
Alpharma, Inc.	3,036	62,177
Altiris, Inc.*	3,036	83,824
AMC Entertainment, Inc.*	4,416	67,874
AMCOL International Corp.	3,036	57,532
American Medical Security Group, Inc.*	1,656	45,126
American Medical Systems Holdings, Inc.*	3,588	120,916
American States Water Co.	2,208	51,314
American Woodmark Corp.	828	49,556
AMERIGROUP Corp.*	1,104	54,317
Amis Hldg, Inc.*	4,416	74,719
Amli Residential Properties TrustREIT	3,588	105,272
AmSurg Corp.*	4,213	105,873
Anaren Microwave, Inc.**	3,036	49,608
Anchor BanCorp Wisconsin, Inc.	2,760	72,974
Anixter International, Inc.	3,588	122,100
ANSYS, Inc.*	2,208	103,776
Anteon International Corp.*	3,312	108,037
Anthracite Capital, Inc.*REIT	6,348	76,049
Apogee Enterprises, Inc.	3,864	40,186
Apollo Inv Corp Com*	8,832	121,617
Applera Corp.—Celera Genomics Group*	10,212	117,540
Applied Industrial Technologies, Inc.	2,484	74,818
Apria Healthcare Group, Inc.*	3,312	95,054
AptarGroup, Inc.	3,312	144,701
AQuantive, Inc.*	6,624	65,445
Aquilla, Inc.*	27,600	98,256
Arbitron, Inc.*	2,208	80,636
Arch Chemicals, Inc.	3,036	87,498
Arch Wireless Class A*	2,484	70,769
Arctic Cat, Inc.	1,932	53,188
Argonaut Group, Inc.*	3,312	61,040
Ariad Pharmaceuticals, Inc.*	7,452	55,815
Ariba, Inc.*	38,916	77,054
Arkansas Best Corp.	3,036	99,945
Armor Holdings, Inc.*	3,312	112,608
Artisan Components, Inc.*	3,312	85,450
Ascential Software Corp.*	8,280	132,397
Atherogenics, Inc.REIT*	5,244	99,793
Avanex Corp.*	11,316	44,019
Aviall, Inc.*	3,312	62,961
Avista Corp.	4,416	81,343
Axcelis Technologies, Inc.*	13,524	168,240
Aztar Corp.*	2,208	61,824
Baldor Electric Co.	4,140	96,669
BancorpSouth, Inc.	8,556	192,766
Bandag, Inc.	1,380	61,451
Bankatlantic Bancorp, Inc.—Class A	3,312	61,106
Banner Corp.	1,380	40,103
Banta Corp.	1,932	85,800
BE Aerospace, Inc.*	5,244	39,750
Bel Fuse, Inc.—Class B	1,656	69,055
Belden, Inc.	3,588	76,891
Benchmark Electronics, Inc.*	5,244	152,601
Berry Petroleum Co.—Class A	2,484	73,054
Beverly Enterprises, Inc.*	15,180	130,548
BioMarin Pharmaceutical, Inc.*	9,108	54,648
Black Box Corp.	2,208	104,350
Black Hills Corp.	2,484	78,246
Blue Coat Systems, Inc.*	1,380	46,216
Blyth, Inc.	2,760	95,192
Boca Resorts, Inc.—Class A*	3,036	60,174
Bone Care International, Inc.*	2,208	51,711
Boston Private Financial Holdings, Inc.	3,864	89,490
Bowne & Co., Inc.	4,968	78,743
Boyd Gaming Corp.	1,932	51,333
Brady Corp.—Class A	2,484	114,512
Brandywine Realty TrustREIT	3,312	90,053
Bright Horizons Family Solutions, Inc.*	1,932	103,575
Brocade Communications Systems, Inc.*	36,156	216,212
Brooks Automation, Inc.*	5,796	116,789
Brown Shoe Company, Inc.	2,484	101,670
Brush Wellman, Inc.*	2,484	46,948
Buckeye Technologies, Inc.*	4,140	47,610
Burlington Coat Factory Warehouse Corp.	2,484	47,941
C&D Technologies, Inc.	3,036	54,132
C-COR.net Corp.*	6,072	62,481
Cabot Microelectronics Corp.*	3,036	92,932
California Pizza Kitchen, Inc.*	2,760	52,882
California Water Service Group	2,208	60,830
Callaway Golf Co.	8,556	97,025
Calpine Corp.*	58,788	253,964
Cambrex Corp.	3,312	83,562
Capital City Bank Group, Inc.	1,380	54,634
Caraustar Industries, Inc.*	4,140	58,415
Carpenter Technology Corp.	2,760	93,978
Cascade Bancorp	2,484	45,904
Cascade Corp.	1,380	43,125
Casella Waste Systems, Inc.*	2,760	36,294
Casey’s General Stores, Inc.	7,176	131,321

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Cash America International, Inc.	4,140	$95,220
Catalina Marketing Corp.*	6,624	121,153
Cathay Bancorp, Inc.	3,036	202,500
Cato Corp.—Class A	2,760	61,962
CB Bancshares, Inc.	552	51,446
Cell Therapeutics, Inc.*	7,176	52,887
Centene Corp.*	2,760	106,398
Central Pacific Financial Corp.	2,208	60,720
Central Parking Corp.	2,484	46,426
Century Aluminum Co.*	2,484	61,578
CH Energy Group, Inc.	2,208	102,540
Champion Enterprises, Inc.*	8,832	81,078
Charles River Associates, Inc.*	1,380	42,711
Charming Shoppes, Inc.*	16,284	145,415
Charter Communications, Inc.—Class A*	38,088	149,305
Charter Municipal Mortgage Acceptance Co.	4,968	97,671
Chattem, Inc.*	2,484	71,713
Checkpoint Systems, Inc.*	4,692	84,128
Chemical Financial Corp.	3,312	122,180
Cheniere Energy, Inc.*	2,760	54,013
Chesapeake Corp.	2,760	73,637
Chippac, Inc.—Class A*	8,556	53,646
Chiquita Brands International, Inc.*	4,968	103,931
Chittenden Corp.	3,036	106,715
Chordiant Software, Inc.*	10,212	46,567
Christopher & Banks Corp.	4,692	83,095
Churchill Downs, Inc.	1,104	44,933
Ciber, Inc.*	7,176	58,987
Cimarex Energy Co.*	5,244	158,526
Cincinnati Bell, Inc.*	34,776	154,405
Circor International, Inc.	2,208	45,021
Citizens Banking Corp.	6,072	188,536
City Holding Co.	2,484	78,445
CKE Restaurants, Inc.*	7,452	99,335
Clarcor, Inc.	1,932	88,486
CLECO Corp.	6,348	114,137
CMGI, Inc.*	53,268	103,873
CMS Energy Corp.*	18,768	171,352
CNET Networks, Inc.*	15,732	174,152
Coeur d’Alene Mines Corp.*	30,360	123,870
Cognex Corp.	5,520	212,409
Coherent, Inc.*	4,140	123,579
Cohu, Inc.	3,036	57,805
Cole National Corp.*	1,932	45,112
Commerce Group, Inc.	3,036	149,887
Commercial Federal Corp.	3,864	104,714
Commercial Metals Co.	3,588	116,431
Commercial NET Lease RealtyREIT	6,624	113,933
Commscope, Inc.*	3,036	65,122
Community Bank System, Inc.	3,588	81,771
Community Banks, Inc,	1,380	40,531
Community Trust Bancorp, Inc.	1,656	50,508
Compass Minerals International, Inc.	2,208	42,791
CompuCredit Corp.*	2,760	47,748
Comstock Resources, Inc.*	3,312	64,452
Conceptus, Inc.*	3,588	40,365
Concur Technologies, Inc.*	3,588	38,392
CONMED Corp.*	4,140	113,436
Consolidated Graphics, Inc.*	1,656	72,947
Continental Airlines, Inc. Class—B*	7,728	87,867
Cooper Tire & Rubber Co.	6,624	152,353
Cornerstone Realty Income Trust, Inc.REIT	7,176	62,934
Corporate Office Properties TrustREIT	4,140	102,879
Correctional Properties TrustREIT	1,656	48,438
Corrections Corp. of America*	4,416	174,388
Corus Bankshares, Inc.	2,208	90,771
Corvis Corp.*	55,200	77,832
CoStar Group, Inc.*	2,208	101,413
Cousins Properties, Inc.REIT	3,312	109,130
Cray, Inc.*	12,144	80,393
Credence Systems Corp.*	11,592	159,970
Crompton Corp.	16,284	102,589
Cross Country Healthcare, Inc.*	3,312	60,113
Crown Holdings, Inc.*	15,180	151,344
CSK Auto Corp.*	5,796	99,343
CTI Molecular Imaginging, Inc.*	4,416	62,619
Cubic Corp.	2,208	46,213
Cubist Pharmaceuticals, Inc.*	5,796	64,336
Cuno, Inc.*	2,484	132,521
Curtiss-Wright Corp.	2,760	155,084
CV Therapeutics, Inc.*	4,416	74,012
CVB Financial Corp.	5,244	114,214
Datascope Corp.	1,656	65,727
Decode Genetics, Inc.*	6,900	58,650
Delphi Financial Group, Inc.—Class A	1,380	61,410
Delta Air Lines, Inc.*	15,180	108,082
Deltic Timber Corp.	1,380	52,992
Denbury Resources, Inc.*	3,864	80,951
Dendrite International, Inc.*	5,244	97,434
DHB Industries, Inc.*	2,760	41,897
Diagnostic Products Corp.	2,760	121,274
Dick’s Sporting Goods, Inc.*	4,140	138,069
Digital River, Inc.*	4,140	135,088
Digital Theater Systems Inc.*	2,484	64,957
Digitas, Inc.*	7,728	85,240
Dime Community Bancshares, Inc.	4,416	77,192
Dionex Corp.*	2,760	152,269
Direct General Corp.	2,208	71,230
Discovery Laboratories, Inc.*	6,624	63,524
Ditech Communications Corp.*	4,140	96,628
Dj Orthopedics, Inc.*	2,484	57,132
Dobson Communications Corp.*	15,456	50,387
Dollar Thrifty Automotive Group, Inc.*	3,036	83,308
Downey Financial Corp.	1,932	102,879
Drew Industries, Inc.*	1,104	44,933
DRS Technologies, Inc.*	2,208	70,435
Duane Reade, Inc.*	3,588	58,592
Dyax Corp.*	3,588	42,159
Dycom Industries, Inc.*	4,416	123,648
Eagle Materials Class A	2,208	156,812
EarthLink, Inc.*	19,044	197,104
Eastgroup Properties, Inc.REIT	2,484	83,636
Eclipsys Corp.*	5,244	80,023
EDO Corp	2,208	53,257
eFunds Corp.*	6,348	111,090
El Paso Electric Co.*	6,348	98,013
Electro Scientific Industries, Inc.*	3,864	109,390
ElkCorp	2,760	66,074
Emmis Communications Corp.*	6,072	127,391
Empire District Electric Co.	3,312	66,604

See accompanying notes to the financial statements.

80

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Emulex Corp.*	9,936	$142,184
Encore Acquisition Co.*	3,036	84,704
Encysive Pharmaceuticals, Inc.*	7,452	63,342
EnPro Industries, Inc.*	3,036	69,767
Enterasys Networks, Inc.*	29,808	62,895
Entertainment Properties TrustREIT	2,760	98,642
Entravision Communications Corp.*	6,900	52,992
Entrust Technologies, Inc.**	9,108	40,986
Enzo Biochem, Inc.*	3,312	49,680
Epicor Software Corp.*	5,520	77,556
Equity Inns, Inc.REIT	6,348	58,973
Equity One, Inc.REIT	4,140	74,851
eResearch Technology, Inc.*	4,452	124,656
ESCO Technologies, Inc.*	1,932	103,092
ESS Technology, Inc.*	4,692	50,251
Essex Property Trust, Inc.REIT	1,380	94,323
Esterline Technologies Corp.*	3,036	89,653
Ethan Allen Interiors, Inc.	1,380	49,556
Excel Technology, Inc.*	1,656	55,062
Exelixis, Inc.*	8,832	89,115
Exide Technologies*	3,312	67,730
ExpressJet Holdings, Inc.*	5,244	63,662
F.N.B. Corp.	3,864	78,826
FBL Financial Group, Inc.—Class A	1,656	46,799
FelCor Lodging Trust, Inc.REIT*	6,900	83,490
Ferro Corp.	3,864	103,092
Fidelity Bankshares, Inc.	1,932	68,489
Filenet Corp.*	4,968	156,839
Financial Federal Corp.*	1,932	68,122
Finisar Corp.*	23,460	46,451
Finish Line, Inc.—Class A*	2,760	83,269
First BanCorp.	4,416	179,952
First Charter Corp.	4,140	90,211
First Citizens BancShares, Inc.—Class A	828	101,016
First Commonwealth Financial Corp.	9,936	128,870
First Community Bancorp—Class A	1,932	74,266
First Community Bankshares, Inc.	1,380	46,230
First Federal Capital Corp.	2,760	76,811
First Financial BanCorp.	4,968	88,033
First Financial Bankshares, Inc.	1,932	81,009
First Financial Corp.	1,932	61,631
First Financial Holdings, Inc.	1,656	47,709
First Health Group Corp.*	10,764	168,026
First Horizon Pharmaceutical Corp.*	3,588	67,813
First Industrial Realty Trust, Inc.REIT	3,588	132,325
First Merchants Corp.	2,760	71,622
First National Bancshares	6,732	127,571
First Republic Bank	1,932	83,231
First Sentinel Bancorp, Inc.	3,312	68,062
FirstFed Financial Corp.*	1,932	80,371
Fisher Communications, Inc.*	828	41,673
Florida East Coast Industries, Inc.	3,036	117,341
Flowers Foods, Inc.	4,416	115,478
Flushing Financial Corp.	2,484	43,843
Forest Oil Corp.*	3,588	98,024
Formfactor, Inc.*	3,864	86,747
Franklin Electric Co., Inc.	2,208	83,374
Fred’s, Inc.	5,520	121,937
Frontier Financial Corp.	2,208	77,148
FTI Consulting, Inc.*	5,244	86,526
Fuller (H.B.) Co.	3,588	101,899
Furniture Brands International, Inc.	2,760	69,138
G & K Services, Inc.	2,484	99,832
Gables Residential TrustREIT	1,380	46,892
Gardner Denver, Inc.*	2,484	69,304
Gartner Group, Inc.*	6,348	83,921
Gateway, Inc.*	31,464	141,588
GATX Corp.	3,036	82,579
Gaylord Entertainment Co.*	3,312	103,964
GenCorp, Inc.	4,968	66,522
General Cable Corp.*	5,520	47,196
General Communication, Inc.—Class A	6,348	50,403
Genesee & Wyoming, Inc.—Class A*	2,208	52,330
Genesis Healthcare Corp.*	2,760	80,150
Gentiva Health Services, Inc.*	3,588	58,341
Geron Corp.*	6,348	51,355
Getty Realty Corp.REIT	2,484	62,497
Gibraltar Steel Corp.	2,208	72,467
Glacier Bancorp, Inc.	3,624	102,088
Glatfelter (P.H.) Co.	4,140	58,291
Glimcher Realty TrustREIT	4,692	103,787
Global Industries, Ltd.*	11,592	66,306
Global Power Equipment Group, Inc.*	4,692	37,630
Golden Telecom, Inc.	1,932	54,366
Goodyear Tire & Rubber Co.*	19,872	180,637
Granite Construction, Inc.	2,208	40,252
Graphic Packaging Corp.*	9,384	81,172
Gray Television, Inc.	6,348	88,174
Greif Brothers Corp.—Class A	1,932	81,627
Grey Wolf, Inc.*	26,496	112,343
Group 1 Automotive, Inc.*	2,208	73,328
Guitar Center, Inc.*	3,036	135,011
Gymboree Corp.*	4,416	67,830
Hancock Holding Co.	3,864	112,288
Handleman Co.	3,312	76,706
Hanover Compressor Co.*	6,624	78,826
Harbor Florida Bancshares, Inc.	3,036	83,520
Harland (John H.) Co.	3,588	105,308
Harleysville National Corp.	3,588	91,853
Harris Interactive, Inc.*	6,900	46,368
Harvest Natural Resources, Inc.*	4,968	74,073
Haverty Furniture Companies, Inc.	2,760	48,245
Hayes Lemmerz International, Inc.*	5,244	79,184
Healthcare Realty Trust, Inc.REIT	3,864	144,823
Heartland Express, Inc.	4,416	120,822
Hecla Mining Co.*	16,836	95,965
HEICO Corp.	2,760	50,370
Helmerich & Payne, Inc.	4,416	115,346
Hibbet Sporting Goods, Inc.*	3,312	90,583
Highland Hospitality Corp.REIT	4,968	49,928
Highwoods Properties, Inc.	6,900	162,150
Hollinger International, Inc.	6,348	106,583
Holly Corp.	1,380	51,612
Hologic, Inc.*	2,760	64,170
Home Properties of New York, Inc.REIT	2,208	86,068
HomeStore.com, Inc.*	13,524	53,961
Hooper Holmes, Inc.	8,004	45,943
Horace Mann Educators Corp.	5,244	91,665
Hot Topic, Inc.*	6,900	141,381
Hudson River Bancorp, Inc.	4,416	75,381

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Human Genome Sciences, Inc.*	16,284	$189,384
Hydril Co.*	2,208	69,552
Hypercom Corp.*	7,176	60,637
Iberiabank Corp.	828	49,001
Identix, Inc.*	12,420	92,777
IDEX Corp.	5,281	181,385
IDX Systems Corp.*	3,036	96,818
IHOP Corp.	3,036	108,567
II-VI, Inc.	1,656	50,773
Imation Corp.	4,416	188,166
IMC Global, Inc.	10,764	144,237
IMPAC Mortgage Holdings, Inc.REIT	4,968	111,879
Impax Laboratories, Inc.*	6,900	133,722
Incyte Genomics, Inc.*	8,556	65,368
Independence Community Bank Corp.	7,375	268,451
Independent Bank Corp.	2,208	63,922
Independent Bank Corp.	2,484	63,094
Infinity Property & Casualty Corp.	3,036	100,188
InFocus Corp.*	5,520	46,920
Informatica Corp.*	12,144	92,659
infoUSA, Inc.*	4,416	44,778
InnKeepers U.S.A. TrustREIT	4,692	48,375
Insight Communications Co., Inc.*	6,348	58,782
Insituform Technologies, Inc.—Class A*	3,864	62,867
Integra Bank Corp.	2,208	48,642
Integrated Device Technology, Inc.*	8,280	114,595
Integrated Silicon Solution, Inc.*	4,968	60,659
Interactive Data Corp.*	5,244	91,350
Interdigital Communications Corp.*	7,452	140,172
Interface, Inc.*	6,348	55,418
Internet Capital Group, Inc.*	5,520	42,725
Internet Security Systems, Inc.*	5,244	80,443
Interstate Bakeries Corp.	5,796	62,887
InterVoice-Brite, Inc.*	4,968	56,983
Interwoven, Inc.*	5,796	58,540
Intrado, Inc.*	2,484	39,968
Intuitive Surgical, Inc.*	4,692	89,148
Invacare Corp.	3,312	148,113
Inveresk Research Group, Inc.*	4,140	127,678
Inverness Medical Innovation, Inc.*	1,932	42,311
Investors Real Estate TrustREIT	5,796	60,162
Iomega Corp.	7,176	40,042
Ionics, Inc.*	2,484	70,173
Ipass, Inc.*	6,348	67,225
Ipayment, Inc.*	1,380	56,580
Irwin Financial Corp.	2,484	65,578
ISIS Pharmaceuticals, Inc.*	7,452	42,774
Jack in the Box, Inc.*	2,484	73,775
Jacuzzi Brands, Inc.*	10,764	86,865
JAKKS Pacific, Inc.*	3,588	74,595
Jarden Corp.*	3,312	119,199
JLG Industries, Inc.	5,520	76,673
Jo-Ann Stores, Inc.*	2,760	81,144
Jones Lang LaSalle, Inc.*	3,864	104,714
Journal Register Co.*	5,520	110,400
Joy Global, Inc.	6,900	206,586
K-V Pharmaceutical Co.*	4,968	114,711
K2, Inc.*	4,416	69,331
Kadant, Inc.*	1,932	44,687
Kansas City Southern Industries, Inc.*	5,520	85,560
Kaydon Corp.	3,588	110,977
KCS Energy, Inc.*	6,900	91,908
Keane, Inc.*	6,348	86,904
Kellwood Co.	2,760	120,198
Kelly Services, Inc.—Class A	2,484	74,023
Kennametal, Inc.	4,692	214,894
Kensey Nash Corp.*	1,380	47,610
Key Energy Group*	11,040	104,218
Keystone Automotive Industries, Inc.*	2,208	61,581
KFX, Inc.*	6,072	46,269
Kilroy Realty Corp.REIT	1,656	56,470
Kimball International, Inc.—Class B	3,036	44,781
Kindred Healthcare, Inc.*	3,864	101,816
Kirby Corp.*	3,036	118,100
Knight Trading Group, Inc.*	16,284	163,166
Knight Transportation, Inc.*	3,588	103,083
Kopin Corp.*	9,936	50,773
Korn/Ferry International*	4,416	85,538
Kramont Realty TrustREIT	3,312	52,992
Kronos, Inc.*	3,588	147,826
La Quinta Corp.*	26,496	222,566
La-Z-Boy, Inc.	6,624	119,099
LabOne, Inc.*	2,484	78,942
Labor Ready, Inc.*	4,968	77,004
Laclede Group, Inc.	3,036	83,217
Laidlaw International*	12,420	160,963
Lancaster Colony Corp.	3,864	160,898
Lance, Inc.	3,588	55,255
Landauer, Inc.	1,380	61,631
Landstar System, Inc.*	4,140	218,883
Lasalle Hotel PropertiesREIT	3,864	94,282
Lattice Semiconductor Corp.*	16,008	112,216
Lawson Software, Inc.*	7,728	54,714
Lennox International, Inc.	5,796	104,908
Levitt Corp.*	2,208	56,878
Lexicon Genetics, Inc.*	8,832	69,243
Libbey, Inc.	1,932	53,632
Lifecell Corp.*	4,140	46,741
Ligand Pharmaceuticals, Inc.—Class B*	9,936	172,689
Lincoln Electric Holdings, Inc.	4,692	159,950
Lindsay Manufacturing Co.	1,656	39,777
Linens’n Things, Inc.*	3,312	97,075
Lionbridge Technologies, Inc.*	6,624	50,674
Lithia Motors, Inc.—Class A	1,932	47,875
Littelfuse, Inc.*	3,036	128,757
LKQ Corp.*	1,932	35,800
LNR Property Corp.	828	44,919
Longview Fibre Co.*	7,176	105,703
Luminex Corp.*	3,864	38,872
M/I Schottenstein Homes, Inc.	1,380	56,028
Macdermid, Inc.	3,864	130,796
Macrovision Corp.*	6,072	151,982
Magellan Health Services*	3,864	129,251
Magnum Hunter Resources, Inc.*	8,832	91,676
Maguire Properties, Inc.REIT	4,140	102,548
Manitowoc Co.	3,312	112,111
ManTech International Corp.—Class A*	2,484	46,625
Manufactured Home Communities, Inc.REIT	2,208	73,284
Marcus Corp.	2,760	47,610
MarineMax, Inc.*	1,656	47,494

See accompanying notes to the financial statements.

82

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
MascoTech, Inc.*	1,386	$—
MatrixOne, Inc.*	6,900	47,679
Matthews International Corp.—Class A	4,692	154,554
Mattson Technology, Inc.*	5,520	66,350
Maverick Tube Corp.*	1,932	50,734
Maximus, Inc.*	2,484	88,083
MB Financial, Inc.	2,484	91,436
McDATA Corp.—Class A*	16,560	89,093
McGrath RentCorp.	1,380	50,991
Medarex, Inc.*	11,316	82,494
Mentor Corp.	5,796	198,744
Mercury Computer Systems, Inc.*	3,036	75,293
MeriStar Hospitality Corp.REIT*	12,420	84,953
Metal Management, Inc.*	2,484	49,208
Metals USA, Inc.*	2,760	49,349
Methode Electronics, Inc.—Class A	4,968	64,435
Metrocall Holdings, Inc.*	828	55,476
MFA Mortgage Investments, Inc.REIT	9,660	85,974
MGE Energy, Inc.	2,760	90,059
Micromuse, Inc.*	11,040	73,858
Micros Systems, Inc.*	2,208	105,918
Mid-State Bancshares	3,312	77,865
Millennium Chemicals, Inc.*	7,728	133,849
Mindspeed Technologies, Inc.*	14,076	69,817
Mine Safety Appliances Co.	3,036	102,313
Modine Manufacturing Co.	3,312	105,487
Molina Healthcare, Inc.*	1,380	52,688
Monaco Coach Corp.	3,312	93,299
Moog, Inc.—Class A*	3,588	133,151
MPS Group, Inc.*	13,800	167,256
MTS Systems Corp.	3,036	71,194
Mueller Industries, Inc.	3,312	118,569
Myers Industries, Inc.	3,036	42,808
Mykrolis Corp.*	5,796	100,966
Nabi Biopharmaceuticals*	8,280	117,742
Nara Bancorp, Inc.	2,484	42,551
National Financial Partners	4,692	165,486
National Health Investors, Inc.REIT	3,312	90,053
National Penn Bancshares, Inc.	3,312	98,499
National Western Life Insurance Co.	276	42,380
Nationwide Health Properties, Inc.REIT	8,832	166,925
Navigant Consulting Co.*	6,348	136,101
NBT Bancorp, Inc.	4,692	104,819
NCI Building Systems, Inc.*	2,484	80,854
NCO Group, Inc.*	3,864	103,130
NDCHealth Corp.	2,208	51,226
Newcastle Investment Corp.REIT	4,140	123,993
Newpark Resources, Inc.*	11,868	73,582
NMS Communications Corp.**	6,624	48,885
North Fork Bancorp, Inc.	558	21,232
North Pittsburgh Systems, Inc.	2,208	44,270
Northwest Airlines Corp. Class A*	9,660	107,419
Northwest Bancorp, Inc.	2,760	63,204
Northwest Natural Gas Co.	3,864	117,853
NS Group, Inc.*	2,484	40,837
Nu Skin Enterprises, Inc.	6,900	174,707
Nuvelo, Inc.*	4,140	39,827
Oceaneering International, Inc.*	3,588	122,888
Octel Corp.	1,656	43,602
Ocular Sciences, Inc.*	2,760	104,880
Ocwen Financial Corp.*	5,520	66,461
Odyssey Healthcare, Inc.*	5,244	98,692
Offshore Logistics, Inc.*	2,760	77,611
Ohio Casualty Corp.*	8,556	172,231
Oil States International, Inc.*	4,140	63,342
Old Dominion Freight Line, Inc.*	2,244	66,153
Old National BanCorp.	8,004	198,738
Old Second Bancorp, Inc.	828	43,677
OM Group, Inc.*	3,036	100,218
Omega Healthcare Investors, Inc.REIT	6,624	66,505
ON Semiconductor Corp.**	17,112	85,902
Onyx Pharmaceuticals, Inc.*	3,588	151,988
Open Solutions, Inc.*	1,656	41,367
Opsware, Inc.*	7,176	56,834
OraSure Technologies, Inc.*	5,520	53,710
Orbital Sciences Corp.*	6,072	83,854
Oriental Financial Group, Inc.	2,484	67,242
OrthoLogic Corp.*	4,968	43,073
Oscient Pharmaceuticals Corp.*	8,556	43,721
Otter Tail Power Co.	3,588	96,374
Overseas Shipholding Group, Inc.	1,380	60,899
Overstock.com, Inc.*	1,656	64,716
Owens & Minor, Inc.	5,244	135,819
Oxford Industries, Inc.	1,932	84,158
P.F. Chang’s China Bistro, Inc.*	2,208	90,859
Pacific Capital BanCorp.	6,348	178,569
Packeteer, Inc.**	4,692	75,776
PalmOne, Inc.*	3,588	124,755
Par Pharmaceutical Cos., Inc.*	1,104	38,872
Parametric Technology Corp.*	37,812	189,059
Parexel International Corp.*	3,588	71,042
Park National Corp.	1,656	211,487
Parker Drilling Co.*	13,248	50,607
Parkway Properties, Inc.REIT	279	12,402
Paxar Corp.*	4,968	96,975
Payless ShoeSource, Inc.*	8,556	127,570
Pediatrix Medical Group, Inc.*	2,760	192,786
Peet’s Coffee & Tea, Inc.*	1,656	41,383
Penn Virginia Corp.	2,484	89,697
Pennsylvania REIT	3,864	132,342
Pep Boys-Manny, Moe & Jack	3,312	83,959
Per-Se Technologies, Inc.*	3,312	48,156
Perot Systems Corp.—Class A*	10,764	142,838
Perrigo Co.	8,556	162,307
PFF Bancorp, Inc.	1,380	51,391
Pharmos Corp.*	12,420	51,046
Philadelphia Consolidated Holding Corp.*	2,484	149,214
Pinnacle Entertainment, Inc.*	4,968	62,646
Pixelworks, Inc.*	5,796	88,795
Plains Exploration & Production Co.*	8,280	151,938
Plug Power, Inc.*	6,900	51,612
PNM Resources, Inc.	6,624	137,580
PolyOne Corp.*	12,972	96,512
Post Properties, Inc.REIT	5,520	160,908
Powerwave Technologies, Inc.*	9,108	70,132
Prentiss Properties TrustREIT	4,140	138,773
Presidential Life Corp.	3,036	54,709
Price Communications Corp.*	5,140	75,866
Price Legacy Corp.REIT	3,036	56,045
Prima Energy Corp.*	1,380	54,607

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Prime Hospitality Corp.*	5,244	$55,691
Primedia, Inc.*	18,768	52,175
Primus Telecommunications Group, Inc.*	10,488	53,279
Priority Healthcare Corp.—Class B*	4,140	95,013
PrivateBancorp, Inc.	2,208	60,632
ProAssurance Corp.*	3,588	122,387
ProQuest Co.*	3,312	90,252
Prosperity Bancshares, Inc.	2,208	53,765
Provident Bankshares Corp.	4,692	135,317
Provident Financial Services, Inc.	7,728	135,626
Province Healthcare Co.*	6,348	108,868
PS Business Parks, Inc.REIT	1,656	66,637
PSS World Medical, Inc.*	9,660	108,192
Pulitzer, Inc.	1,104	53,986
Quanta Services, Inc.*	10,212	63,519
Quantum Corp.*	25,392	78,715
R & G Financial Corp.—Class B	3,588	118,619
RailAmerica, Inc.*	4,968	72,533
RAIT Investment TrustREIT	2,760	68,034
Ralcorp Holdings, Inc.*	3,588	126,298
Range Resources Corp.	9,660	141,036
RARE Hospitality International, Inc.*	4,692	116,831
RC2 Corp.*	1,932	68,586
Reader’s Digest Association, Inc.	9,660	154,463
RealNetworks, Inc.*	15,732	107,607
Realty Income Corp.REIT	3,588	149,727
Red Robin Gourmet Burgers, Inc.*	1,656	45,325
Regal-Beloit Corp.	3,588	79,869
Reliance Steel & Aluminum Co.	2,484	100,155
Revlon, Inc.—Class A*	20,700	61,065
RF Micro Devices, Inc.*	24,288	182,161
RLI Corp.	2,760	100,740
Rock-Tenn Co.	4,140	70,173
Rogers Corp.*	2,208	154,340
RTI International Metals, Inc.*	3,036	48,424
Ruddick Corp.	4,692	105,335
Russell Corp.	4,140	74,354
Ryans Restaurant Group, Inc.*	6,072	95,938
Ryerson Tull, Inc.	3,312	52,595
S & T Bancorp, Inc.	3,312	105,918
S1 Corp.*	9,936	98,764
Safeguard Scientifics, Inc.*	16,836	38,723
SafeNet, Inc.*	3,312	91,676
Saga Communications, Inc.*	2,208	40,296
Salix Pharmaceuticals, Ltd.*	3,312	109,130
Sandy Spring Bancorp, Inc.	1,932	67,137
Sapient Corp.*	11,040	66,350
Scansoft, Inc.*	11,316	56,014
ScanSource, Inc.*	1,656	98,400
Schweitzer-Mauduit International, Inc.	1,656	50,723
SCP Pool Corp.	4,968	223,559
Seacoast Financial Services Corp.	4,140	143,244
Seacor Smit, Inc.*	2,208	96,997
Secure Computing Corp.*	4,968	57,877
Select Comfort Corp.*	4,692	133,253
Select Medical Corp.	11,040	148,157
Sensient Technologies Corp.	6,072	130,427
Sequa Corp.—Class A*	828	48,413
Serena Software, Inc.*	3,588	68,495
Shaw Group, Inc.*	7,728	78,285
Shopko Stores, Inc.*	4,140	58,540
Sierra Pacific Resources*	14,904	114,910
Silgan Holdings, Inc.	1,656	66,753
Silicon Graphics, Inc.*	36,984	81,365
Silicon Image, Inc.*	10,488	137,707
Silicon Storage Technology, Inc.*	11,040	113,712
Siliconix, Inc.*	828	41,085
Simmons First National Corp.—Class A	2,208	57,474
Simpson Manufacturing Co., Inc.	2,484	139,402
Sinclair Broadcast Group—Class A	6,348	65,194
Six Flags, Inc.*	12,144	88,165
SkyWest, Inc.	8,280	144,155
Skyworks Solutions, Inc.*	18,492	161,436
Sola International, Inc.*	3,864	66,577
Sonic Automotive, Inc.	3,312	73,361
Sonic Corp.*	36	819
Sonic Solutions*	2,484	52,785
SonoSite, Inc.*	2,208	52,793
Sonus Networks, Inc.*	30,636	146,440
Sotheby’s Holdings, Inc.—Class A*	5,244	83,694
Southern Union Co.*	4,968	104,725
Southwest Gas Corp.	4,416	106,558
Southwestern Energy Co.*	4,416	126,607
Spartech Corp.	3,588	93,073
Speedway Motorsports, Inc.	2,208	73,836
Spherion Corp.*	8,556	86,758
SRA International, Inc.—Class A*	1,380	58,402
St. Mary Land & Exploration Co.	3,588	127,912
Standard Microsystems Corp.*	2,484	57,927
Standex International Corp.	1,656	45,043
StarTek, Inc.	1,656	59,285
State Auto Financial Corp.	1,932	59,351
STERIS Corp.*	6,348	143,211
Sterling BanCorp.	1,932	53,362
Sterling Bancshares, Inc.	6,348	90,078
Sterling Financial Corp.	3,036	79,027
Sterling Financial Corp.*	3,375	107,561
Stewart & Stevenson Services, Inc.	4,140	74,189
Stewart Enterprises, Inc.—Class A*	15,180	123,565
Strayer Education, Inc.	1,932	215,553
Stride Rite Corp.	5,520	60,886
Suffolk BanCorp.	1,656	53,986
Summit Properties, Inc.REIT	3,588	91,996
Superior Energy Services, Inc.*	7,728	77,666
SureWest Communications	1,932	61,051
Susquehanna Bancshares, Inc.	6,624	166,660
Swift Energy Co.*	3,312	73,063
Sybron Dental Special, Inc.*	5,520	164,772
Sycamore Networks, Inc.*	24,564	103,906
Symmetricom, Inc.*	6,348	56,497
Take-Two Interactive Software, Inc.*	4,140	126,850
TALX Corp.	1,932	47,199
Taubman Centers, Inc.REIT	6,072	138,988
Techne Corp.*	4,968	215,859
Technitrol, Inc.*	5,244	114,844
Tecumseh Products Co.	2,208	90,948
Teledyne Technologies, Inc.*	4,692	93,934
TeleTech Holdings, Inc.**	5,244	45,990
Telik, Inc.*	5,520	131,762
Tenneco Automotive, Inc.*	5,796	76,681
Terex Corp.*	3,864	131,878
Tesoro Petroleum Corp.*	5,520	152,352

See accompanying notes to the financial statements.

84

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Tessera Technologies*	3,312	$59,682
TETRA Technologies, Inc.*	3,036	81,517
Texas Industries, Inc.	2,484	102,266
The Medicines Co.*	6,348	193,678
The Men’s Wearhouse, Inc.*	1,656	43,702
The Phoenix Companies, Inc.	12,420	152,145
The Robert Mondavi Corp.—Class A*	1,380	51,088
The Steak n Shake Co.*	3,312	60,345
Thomas Industries, Inc.	1,932	64,142
Thor Industries, Inc.	2,760	92,350
THQ, Inc.*	4,140	94,806
Tierone Corp.	2,760	59,368
Titan Corp.*	11,316	146,882
Toro Co.	1,104	77,358
Town& Country TrustREIT	2,484	62,696
Trammell Crow Co.*	4,692	66,157
Transaction Systems Architects, Inc.*	5,244	112,903
Transkaryotic Therapies, Inc.*	4,140	61,934
Transmeta Corp.*	20,976	45,937
Tredegar Corp.	3,864	62,326
Triad Guaranty, Inc.*	1,380	80,316
Triarc Companies, Inc.	4,968	50,525
Trinity Industries, Inc.	2,484	78,966
TriQuint Semiconductor, Inc.*	19,320	105,487
Triumph Group, Inc.*	2,208	70,501
TrustCo Bank Corp.NY	10,488	137,393
Trustmark Corp.	6,624	191,566
TTM Technologies, Inc.*	5,796	68,683
Tyler Technologies, Inc.*	5,244	49,608
UbiquiTel, Inc.*	9,936	41,930
UICI*	4,692	111,717
UIL Holdings Corp.	1,380	67,192
UMB Financial Corp.	2,208	113,977
Unit Corp.*	3,036	95,482
United Auto Group, Inc.	2,208	67,675
United Community Banks, Inc.	4,140	104,245
United Community Financial Corp.	3,864	50,232
United Fire & Casualty Co.	1,104	63,756
United Online, Inc.*	7,452	131,230
United Rentals, Inc.*	2,484	44,439
United Surgical Partners International, Inc.*	3,864	152,512
Universal American Financial Corp.*	3,864	42,427
Universal Corp.	3,312	168,713
Universal Forest Products, Inc.REIT	2,208	71,208
Universal Health Realty Income Trust	1,656	47,527
Universal Technical Institue, Inc.*	1,932	77,241
Univest Corporation of Pennsylvania	1,104	56,304
Unizan Financial Corp.	3,036	79,240
Unova, Inc.*	6,900	139,725
URS Corp.*	2,484	68,062
Urstadt Biddle Properties—Class AREIT	3,036	44,963
USEC, Inc.	10,764	94,400
Vail Resorts, Inc.**	2,760	52,882
Valeant Pharmaceuticals International	6,348	126,960
Valmont Industries, Inc.	1,932	44,243
ValueClick, Inc.*	11,316	135,566
Varian Semiconductor Equipment Associates Inc,*	3,312	127,711
Vertex Pharmaceuticals, Inc.*	11,040	119,674
Viasys Healthcare, Inc.*	4,416	92,339
Vicor Corp.*	2,760	50,425
Vicuron Pharmaceuticals, Inc.*	6,624	83,197
Vignette Corp.*	40,848	67,808
Vintage Petroleum, Inc.	4,140	70,256
Visteon Corp.	12,696	148,162
VISX, Inc.*	2,208	58,998
Vitesse Semiconductor Corp.*	30,636	149,504
W-H Energy Services, Inc.*	3,588	70,325
W.R.Grace & Co.**	9,384	58,181
Wabtec Corp.	4,968	89,623
Walter Industries, Inc.	3,312	45,109
Washington REIT	5,520	162,178
Washington Trust Bancorp, Inc.	1,932	50,174
Watsco, Inc.	3,036	85,221
Watson Wyatt & Company Holdings	4,692	125,042
Watts Industries, Inc.—Class A	3,036	81,820
Wausau-Mosinee Paper Corp.	6,348	109,821
WCI Communities, Inc.*	2,208	49,260
webMethods, Inc.*	6,624	56,768
Weis Markets, Inc.	1,656	58,043
Werner Enterprises, Inc.	5,796	122,296
Wesbanco, Inc.	2,484	72,359
WESCO International, Inc.*	2,484	45,706
West Coast BanCorp.	2,208	47,340
West Pharmaceutical Services, Inc.	2,208	93,398
Westamerica Bancorporation	3,312	173,714
Wild Oats Markets, Inc.*	4,416	62,133
Winn-Dixie Stores, Inc.	11,592	83,462
Winnebago Industries, Inc.	2,760	102,893
Wintrust Financial Corp.	2,760	139,408
WMS Industries, Inc.*	2,760	82,248
Wolverine World Wide, Inc.	5,244	137,655
Woodward Governor Co.	1,380	99,512
World Fuel Services Corp.	1,380	62,210
X-Rite, Inc.	3,036	44,143
Yankee Candle Co., Inc.*	4,140	121,095
Zenith National Insurance Corp.	1,104	53,654
Zoll Medical Corp.*	1,380	48,410
Zoran Corp.*	6,072	111,421
Zymogenetics, Inc.*	2,760	52,440

TOTAL COMMON STOCKS (Cost $72,225,386)		73,059,505

	Principal Amount
U.S. Government Agency Obligations (25.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$23,709,000	23,709,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,709,000)		23,709,000

TOTAL INVESTMENT SECURITIES (Cost $95,937,386)—103.1%		96,768,505
Net other assets (liabilites)—(3.1)%		(2,936,100)

NET ASSETS—100.0%		$93,832,405

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $46,373,875	157	$2,048,222
	Units
Swap Agreements

Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $2,512,549)	4,314	17,449

Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $65,480,075)	112,426	472,487

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.3%
Aerospace/Defense		1.2%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.6%
Auto Manufacturers		1.0%
Auto Parts & Equipment		0.1%
Banks		7.5%
Beverages		0.1%
Biotechnology		1.2%
Building Materials		0.9%
Chemicals		1.5%
Commercial Banks		0.2%
Commercial Services		3.7%
Computers		2.4%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.8%
Diversified Financial Services		0.5%
Electric		1.6%
Electrical Components & Equipment		0.4%
Electronics		1.9%
Energy - Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software		0.1%
Entertainment		0.8%
Environmental Control		0.3%
Finance—Credit Card		0.1%
Food		1.0%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.7%
Healthcare—Products		2.4%
Healthcare—Services		2.0%
Home Builders		0.5%
Home Furnishings		0.4%
Household Product/Wares		0.5%
Housewares		0.1%
Insurance		2.0%
Internet		2.7%
Investment Companies		0.1%
Iron/Steel		0.6%
Laser System Components		0.1%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction& Mining		0.4%
Machinery—Diversified		1.4%
Media		1.1%
Miedical - Biomedical/Genetic		0.1%
Medical-Drugs		0.1%
Medical Instruments		0.2%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.7%
Mining		0.6%
Miscellaneous Manufacturing		1.5%
Office/Business Equipment		0.1%
Oil & Gas		2.5%
Oil & Gas Services		1.0%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.5%
Pharmaceuticals		2.9%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.9%
Retail		4.0%
Savings & Loans		1.7%
Semiconductors		2.8%
Software		2.3%
Telecommunications		2.7%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Trucking & Leasing		0.1%
Water		0.1%
Other**		22.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

86

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $95,937,386)	$96,768,505
Segregated cash balances with brokers for futures contracts	2,532,985
Segregated cash balances with custodian for swap agreements	209
Dividends and interest receivable	26,354
Receivable for investments sold	13,200
Receivable for capital shares issued	2,784,127
Variation margin on futures contracts	135,814
Unrealized appreciation on swap agreements	489,936
Prepaid expenses	733

Total Assets	102,751,863

Liabilities:
Cash overdraft	230,434
Payable for capital shares redeemed	8,554,684
Advisory fees payable	37,641
Management services fees payable	7,528
Administration fees payable	1,651
Administrative services fees payable	23,619
Distribution fees payable	13,980
Other accrued expenses	49,921

Total Liabilities	8,919,458

Net Assets	$93,832,405

Net Assets consist of:
Capital	$70,380,409
Accumulated net investment income (loss)	(360,501)
Accumulated net realized gains (losses) on investments	20,443,220
Net unrealized appreciation (depreciation) on investments	3,369,277

Net Assets	$93,832,405

Shares of Beneficial Interest Outstanding	2,915,925

Net Asset Value (offering and redemption price per share)	$32.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$222,395
Interest	152,196

Total Investment Income	374,591

Expenses:
Advisory fees	287,052
Management services fees	57,411
Administration fees	13,327
Transfer agency and administrative service fees	196,446
Distribution fees	95,684
Custody fees	42,657
Fund accounting fees	25,127
Other fees	17,388

Total Expenses	735,092

Net Investment Income (Loss)	(360,501)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,910,195
Net realized gains (losses) on futures contracts	(1,203,273)
Net realized gains (losses) on swap agreements	946,929
Change in net unrealized appreciation/depreciation on investments	(5,056,336)

Net Realized and Unrealized Gains (Losses) on Investments	2,597,515

Change in Net Assets Resulting from Operations	$2,237,014

See accompanying notes to the financial statements.

87

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(360,501)	$(358,338)
Net realized gains (losses) on investments	7,653,851	24,502,558
Change in net unrealized appreciation/depreciation on investments	(5,056,336)	8,893,996

Change in net assets resulting from operations	2,237,014	33,038,216

Capital Transactions:
Proceeds from shares issued	555,271,648	654,391,278
Cost of shares redeemed	(551,841,487)	(629,825,235)

Change in net assets resulting from capital transactions	3,430,161	24,566,043

Change in net assets	5,667,175	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$93,832,405	$88,165,230

Accumulated net investment income (loss)	$(360,501)	$—

Share Transactions:
Issued	17,736,400	30,573,273
Redeemed	(17,839,592)	(29,641,933)

Change in shares	(103,192)	931,340

See accompanying notes to the financial statements.

88

PROFUNDS VP ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18,1999(a) Through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.14	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	3.13		14.70		(10.71)		(1.93)		(7.90)		5.93

Total income (loss) from Investment activities	2.98		14.56		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains on investments	—		—		—		—		(0.42)		—

Total distributions	—		—		—		—		(0.44)		—

Net Asset Value, End of Period	$32.18		$29.20		$14.64		$25.51		$27.61		$35.99

Total Return	10.21	%(c)	99.45%		(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.00%		2.15%		2.11%		2.24%		2.53%
Net expenses(d)	1.92%		1.98%		1.98%		2.11%		1.95%		1.70%
Net investment income (loss)(d)	(0.94)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%		1.75%
Supplemental Data:
Net assets, end of period (000’s)	$93,832		$88,165		$30,561		$89,041		$33,388		$9,804
Portfolio turnover rate(e)	252	%(c)	572%		1,511%		842%		1,971%		686	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

89

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (81.8%)
Adobe Systems, Inc.	17,408	$809,472
Altera Corp.*	39,168	870,313
Amazon.com, Inc.*	20,128	1,094,963
American Power Conversion Corp.	14,960	293,964
Amgen, Inc.*	44,064	2,404,572
Apollo Group, Inc.—Class A*	13,328	1,176,729
Apple Computer, Inc.*	39,440	1,283,378
Applied Materials, Inc.*	65,008	1,275,457
ATI Technologies, Inc.*	17,952	338,575
BEA Systems, Inc.*	28,016	230,292
Bed Bath & Beyond, Inc.*	30,192	1,160,882
Biogen Idec, Inc.*	27,472	1,737,604
Biomet, Inc.	25,568	1,136,242
Broadcom Corp.—Class A*	17,136	801,451
C.H. Robinson Worldwide, Inc.	6,256	286,775
Career Education Corp.*	7,616	346,985
CDW Corp.	6,528	416,225
Cephalon, Inc.*	3,808	205,632
Check Point Software Technologies, Ltd.*	19,040	513,890
Chiron Corp.*	19,584	874,230
Cintas Corp.	15,232	726,109
Cisco Systems, Inc.*	180,064	4,267,517
Citrix Systems, Inc.*	14,960	304,586
Comcast Corp.—Special Class A*	70,992	1,989,906
Compuware Corp.*	17,680	116,688
Comverse Technology, Inc.*	15,232	303,726
Costco Wholesale Corp.	17,952	737,289
Dell, Inc.*	69,088	2,474,732
DENTSPLY International, Inc.	5,712	297,595
Dollar Tree Stores, Inc.*	8,160	223,829
eBay, Inc.*	36,448	3,351,393
EchoStar Communications Corp.—Class A*	18,224	560,388
Electronic Arts, Inc.*	22,848	1,246,358
Expeditors International of Washington, Inc.	7,616	376,307
Express Scripts, Inc.—Class A*	5,168	409,461
Fastenal Co.	5,440	309,155
First Health Group Corp.*	7,072	110,394
Fiserv, Inc.*	18,224	708,731
Flextronics International, Ltd.*	42,704	681,129
Garmin, Ltd.	7,344	272,022
Gentex Corp.	5,984	237,445
Genzyme Corp.—General Division*	21,216	1,004,153
Gilead Sciences, Inc.*	15,776	1,056,992
Henry Schein, Inc.*	2,992	188,915
Intel Corp.	168,640	4,654,465
InterActive Corp.*	54,128	1,631,418
Intersil Corp.—Class A	10,608	229,769
Intuit, Inc.*	18,496	713,576
Invitrogen Corp.*	3,536	254,557
JDS Uniphase Corp.*	121,856	461,834
Juniper Networks, Inc.*	25,840	634,889
KLA-Tencor Corp.*	17,680	873,038
Lam Research Corp.*	10,336	277,005
Lamar Advertising Co.*	6,256	271,198
Level 3 Communications, Inc.*	50,048	177,670
Lincare Holdings, Inc.*	7,072	232,386
Linear Technology Corp.	30,736	1,213,150
Marvell Technology Group, Ltd.*	19,040	508,368
Maxim Integrated Products, Inc.	33,728	1,768,022
MedImmune, Inc.*	19,856	464,630
Mercury Interactive Corp.*	7,344	365,952
Microchip Technology, Inc.	12,784	403,207
Microsoft Corp.	276,896	7,908,149
Millennium Pharmaceuticals, Inc.*	25,024	345,331
Molex, Inc.	7,344	235,596
Network Appliance, Inc.*	27,200	585,616
Nextel Communications, Inc.—Class A*	103,088	2,748,326
Novellus Systems, Inc.*	11,152	350,619
NVIDIA Corp.*	13,328	273,224
Oracle Corp.*	161,296	1,924,260
PACCAR, Inc.	14,688	851,757
PanAmSat Corp.*	14,960	347,371
Patterson Dental Co.*	4,896	374,495
Patterson-UTI Energy, Inc.	6,528	218,100
Paychex, Inc.	26,656	903,105
PeopleSoft, Inc.*	38,352	709,512
Petsmart, Inc.	10,608	344,230
Pixar Animation Studios*	4,080	283,601
QLogic Corp.*	7,072	188,044
Qualcomm, Inc.	72,896	5,319,951
Research In Motion, Ltd.*	13,872	949,400
Ross Stores, Inc.	10,880	291,149
Ryanair Holdings PLCADR*	4,624	151,575
Sandisk Corp.*	11,152	241,887
Sanmina-SCI Corp.*	41,344	376,230
Siebel Systems, Inc.*	43,792	467,699
Sigma-Aldrich Corp.	4,896	291,851
Smurfit-Stone Container Corp.*	18,496	368,995
Staples, Inc.	25,024	733,453
Starbucks Corp.*	41,072	1,785,810
Sun Microsystems, Inc.*	107,712	467,470
Symantec Corp.*	24,208	1,059,826
Synopsys, Inc.*	10,608	301,585
Tellabs, Inc.*	17,680	154,523
Teva Pharmaceutical Industries, Ltd.ADR	16,592	1,116,476
VeriSign, Inc.*	17,408	346,419
Veritas Software Corp.*	32,640	904,128
Whole Foods Market, Inc.	4,624	441,361
Xilinx, Inc.	34,272	1,141,600
Yahoo!, Inc.*	48,144	1,749,072

TOTAL COMMON STOCKS (Cost $65,026,422)		91,599,381

	Principal Amount
U.S. Government Agency Obligations (14.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$15,729,000	15,729,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,729,000)		15,729,000

TOTAL INVESTMENT SECURITIES (Cost $80,755,422)—95.8%		107,328,381
Net other assets (liabilities)—4.2%		4,760,176

NET ASSETS—100.0%		$112,088,557

See accompanying notes to the financial statements.

90

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $56,581,200)	372	$1,599,086

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $35,404,327)	23,344	423,182
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/04 (Underlying notional amount at value $35,125,682)	23,160	419,818
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $4,916,958)	3,242	58,767

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Airlines		0.1%
Auto Manufacturers		0.8%
Biotechnology		5.9%
Chemicals		0.3%
Commercial Services		2.3%
Computers		6.4%
Distribution/Wholesale		0.6%
Electrical Components & Equipment		0.5%
Electronics		1.4%
Food		0.4%
Healthcare—Products		1.8%
Healthcare—Services		0.2%
Internet		8.7%
Media		1.8%
Oil & Gas		0.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.9%
Retail		4.7%
Semiconductors		13.5%
Software		14.2%
Telecommunications		13.4%
Textiles		0.6%
Transportation		0.6%
Other**		18.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositry Receipt

See accompanying notes to the financial statements.

91

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $80,755,422)	$107,328,381
Segregated cash balances with brokers for futures contracts	7,115,319
Segregated cash balances with custodian for swap agreeements	244
Dividends and interest receivable	1,716
Receivable for capital shares issued	5,340,658
Unrealized appreciation on swap agreements	901,767
Variation margin on futures contracts	370,769
Prepaid expenses	1,107

Total Assets	121,059,961

Liabilities:
Cash overdraft	370,051
Payable for investments purchased	8,419,061
Payable for capital shares redeemed	1,295
Advisory fees payable	52,339
Management services fees payable	10,468
Administration fees payable	2,546
Administrative services fees payable	33,730
Distribution fees payable	18,902
Other accrued expenses	63,012

Total Liabilities	8,971,404

Net Assets	$112,088,557

Net Assets consist of:
Capital	$147,584,893
Accumulated net investment Income (loss)	(777,411)
Accumulated net realized gains (losses) on investments	(63,792,737)
Net unrealized appreciation (depreciation) on investments	29,073,812

Net Assets	$112,088,557

Shares of Beneficial Interest Outstanding	35,635,378

Net Asset Value (offering and redemption price per share)	$3.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$87,787
Dividends	82,824

Total Investment Income	170,611

Expenses:
Advisory fees	372,721
Management services fees	74,545
Administration fees	17,187
Transfer agency and administrative service fees	268,088
Distribution fees	124,240
Custody fees	30,401
Fund accounting fees	32,957
Other fees	27,883

Total Expenses	948,022

Net Investment Income (Loss)	(777,411)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,329,383)
Net realized gains (losses) on futures contracts	(972,044)
Net realized gains (losses) on swap agreements	1,526,990
Change in net unrealized appreciation/depreciation on investments	2,717,586

Net Realized and Unrealized Gains (Losses) on Investments	1,943,149

Change in Net Assets Resulting from Operations	$1,165,738

See accompanying notes to the financial statements.

92

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment Income (loss)	$(777,411)	$(1,033,098)
Net realized gains (losses) on investments	(774,437)	24,763,506
Change in net unrealized appreciation/depreciation on investments	2,717,586	21,201,036

Change in net assets resulting from operations	1,165,738	44,931,444

Capital Transactions:
Proceeds from shares issued	485,912,483	658,511,166
Cost of shares redeemed	(489,067,010)	(642,553,762)

Change in net assets resulting from capital transactions	(3,154,527)	15,957,404

Change in net assets	(1,988,789)	60,888,848

Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$112,088,577	$114,077,346

Accumulated net investment Income (loss)	$(777,411)	$—

Share Transactions:
Issued	164,043,252	314,244,296
Redeemed	(165,960,447)	(312,092,062)

Change in shares	(1,917,195)	2,152,234

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18,1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93		$30.00

Investment Activites:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.04	)(b)	(0.11	)(b)	(0.04	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		1.58		(3.29)		(10.50)		(51.29)		40.99

Total income (loss) from investment activities	0.11		1.54		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments	—		—		—		—		(3.80)		—

Net Asset Value, End of Period	$3.15		$3.04		$1.50		$4.83		$15.44		$70.93

Total Return	3.62	%(c)	102.67%		(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.97%		2.08%		1.95%		1.65%		1.97%
Net expenses(d)	1.87%		1.94%		1.98%		1.95%		1.65%		1.65%
Net investment income (loss)(d)	(1.54)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%		(0.77)%
Supplemental Data:
Net assets, end of period (000’s)	$112,089		$114,077		$53,188		$102,131		$115,498		$67,898
Portfolio turnover rate(e)	282	%(c)	768%		982%		465%		683%		101	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

94

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06—06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

96

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)

Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

97

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

98

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (63.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$25,000	$25,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	25,000	25,000
Federal National Mortgage Association, 0.90%, 07/01/04	25,000	25,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,000)		75,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $21,001 (Collateralized by $24,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $24,052)	21,000	21,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $25,001 (Collateralized by $25,525 U.S.Treasury Notes, 1.625%, 04/30/05, market value $25,510)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

	Contracts
Options Purchased (0.1%)
Russell 2000 Futures Call Option expiring July 2004 @ $950	15	68

TOTAL OPTIONS PURCHASED (Cost $255)		68

TOTAL INVESTMENT SECURITIES (Cost $121,255) —102.7%		121,068
Net other assets (liabilities)—(2.7%)		(3,234)

NET ASSETS —100.0%		$117,834

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/01/04 (Underlying notional amount at value $20,192)	(34)	$414
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $97,854)	(165)	(673)

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $75,255)	$75,068
Repurchase agreements, at cost.	46,000

Total Investments	121,068
Cash	416
Segregated cash balances with brokers for futures contracts	2,694
Interest receivable	1
Unrealized appreciation on swap agreements	414
Prepaid expenses	13

Total Assets	124,606

Liabilities:
Payable for capital shares redeemed	1,600
Variation margin on futures contracts	139
Unrealized depreciation on swap agreements	673
Advisory fees payable	1,158
Management services fees payable	232
Administration fees payable	49
Administrative services fees payable	12
Distribution fees payable	844
Other accrued expenses	2,065

Total Liabilities	6,772

Net Assets	$117,834

Net Assets consist of:
Capital	$1,453,731
Accumulated net investment income (loss)	(5,539)
Accumulated net realized gains (losses) on investments	(1,329,912)
Net unrealized appreciation (depreciation) on investments	(446)

Net Assets	$117,834

Shares of Beneficial Interest Outstanding	6,663

Net Asset Value (offering and redemption price per share)	$17.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$5,155

Expenses:
Advisory fees	4,051
Management services fees	810
Administration fees	100
Transfer agency and administrative service fees	129
Distribution fees	1,266
Custody fees	4,142
Fund accounting fees	106
Other fees	91

Total Expenses	10,695

Net Investment Income (Loss)	(5,540)

Realized and Unrealized Gains (Losses) on
Investments:
Net realized gains (losses) on investment securities	4,584
Net realized gains (losses) on futures contracts	(42,715)
Net realized gains (losses) on swap agreements	161,401
Change in net unrealized appreciation/depreciation on investments	360

Net Realized and Unrealized Gains (Losses) on Investments	123,630

Change in Net Assets Resulting from Operations	$118,090

See accompanying notes to the financial statements.

100

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(5,540)	$(7,130)
Net realized gains (losses) on investments	123,270	(774,792)
Change in net unrealized appreciation/depreciation on investments	360	453

Change in net assets resulting from operations	118,090	(781,469)

Capital Transactions:
Proceeds from shares issued	126,088,619	172,036,987
Cost of shares redeemed	(126,213,894)	(173,303,427)

Change in net assets resulting from capital transactions	(125,275)	(1,266,440)

Change in net assets	(7,185)	(2,047,909)
Net Assets:
Beginning of period	125,019	2,172,928

End of period	$117,834	$125,019

Accumulated net investment income (loss)	$(5,539)	$1

Share Transactions:
Issued	7,174,046	6,877,518
Redeemed	(7,174,027)	(6,946,480)

Change in shares	19	(68,962)

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.82		$28.74	$30.00

Investment Activities:
Net investment income (loss)	(0.09)	(b)	(0.20) (b)	(0.02)	(b)
Net realized and unrealized gains (losses) on investments	(1.05)	(c)	(9.72)	(1.24)

Total income (loss) from investment activities	(1.14)		(9.92)	(1.26)

Net Asset Value, End of Period	$17.68		$18.82	$28.74

Total Return	(6.06)	%(d)	(34.52)%	(4.20)	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.71%	1.73%
Net expenses(e)	1.98%		1.98%	1.73%
Net investment income (loss)(e)	(1.03)%		(0.80)%	(0.23)%
Supplemental Data:
Net assets, end of period (000’s)	$118		$125	$2,173
Portfolio turnover rate(f)	—	(d)	— (d)	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

102

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (56.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$5,430,000	$5,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	5,430,000	5,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	5,430,000	5,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,290,000)		16,290,000

Repurchase Agreements (37.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,151 (Collateralized by $5,528,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $5,540,005)	5,430,000	5,430,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,136 (Collateralized by $5,544,250 U.S. Treasury Notes, 1.625%, 04/30/05, market value $5,540,992)	5,430,000	5,430,000

TOTAL REPURCHASE AGREEMENT (Cost $10,860,000)		10,860,000

Options Purchased(NM)
NASDAQ Futures Call Option expiring July 2004 @ $2,600	200	540
TOTAL OPTIONS PURCHASED (Cost $1,899)		540
TOTAL INVESTMENT SECURITIES (Cost $27,151,899)—94.1%		27,150,540
Net other assets (liabilities)—5.9%		1,695,904

NET ASSETS—100.0%		$28,846,444

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,278,060)	42	$(40,466)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $10,647,000)	70	(362,515)

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $4,319,198)	(2,848)	(51,718)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 08/30/04 (Underlying notional amount at value $9,440,611)	(6,225)	(113,015)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $3,093,155)	(2,039)	(46,561)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $16,291,899)	$16,290,540
Repurchase agreement, at cost	10,860,000

Total Investments	27,150,540
Cash	83,000
Segregated cash balances with brokers for futures contracts	1,356,744
Segregated cash balances with custodian for swap agreements	329
Interest receivable	287
Receivable for capital shares issued	645,968
Prepaid expenses	868

Total Assets	29,237,736

Liabilities:
Unrealized depreciation on swap agreements	211,294
Variation margin on futures contracts	82,676
Advisory fees payable	30,566
Management services fees payable	6,113
Administration fees payable	1,306
Administrative services fees payable	19,845
Distribution fees payable	10,857
Other accrued expenses	28,635

Total Liabilities	391,292

Net Assets	$28,846,444

Net Assets consist of:
Capital	$59,398,404
Accumulated net investment income (loss)	(226,228)
Accumulated net realized gains (losses) on investments	(29,710,098)
Net unrealized appreciation (depreciation) on investments	(615,634)

Net Assets	$28,846,444

Shares of Beneficial Interest Outstanding	1,460,760

Net Asset Value (offering and redemption price per share)	$19.75

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$210,219

Expenses:
Advisory fees	171,266
Management services fees	34,254
Administration fees	6,131
Transfer agency and administrative service fees	122,384
Distribution fees	57,089
Custody fees	18,514
Fund accounting fees	13,849
Other fees	12,960

Total Expenses	436,447

Net Investment Income (Loss)	(226,228)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54,749
Net realized gains (losses) on futures contracts	(1,677,396)
Net realized gains (losses) on swap agreements	(5,441,739)
Change in net unrealized appreciation/depreciation on investments	(224,796)

Net Realized and Unrealized Gains (Losses) on Investments	(7,289,182)

Change in Net Assets Resulting from Operations	$(7,515,410)

See accompanying notes to the financial statements.

104

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(226,228)	$(356,842)
Net realized gains (losses) on investments	(7,064,386)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	(224,796)	(636,014)

Change in net assets resulting from operations	(7,515,410)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,096,478,338	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,091,640,667)	(910,585,343)

Change in net assets resulting from capital transactions	4,837,671	38,651,220

Change in net assets	(2,677,739)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$28,846,444	$31,524,183

Accumulated net investment income (loss)	$(226,228)	$—

Share Transactions:
Issued	52,514,361	36,303,630
Reinvested	—	12,715
Redeemed	(52,575,892)	(35,214,488)

Change in shares	(61,531)	1,101,857

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.86)		(12.21)		3.46

Total income (loss) from investment activities	(0.96)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$19.75		$20.71		$33.37

Total Return	(4.64	)%(c)	(37.31)%		11.23	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.99%		1.96%
Net expenses(d)	1.91%		1.98%		1.96%
Net investment income (loss)(d)	(0.99)%		(0.93)%		(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$28,846		$31,524		$14,030
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

106

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.5%)
Amcore Financial, Inc.	333	$10,043
AmSouth Bancorp	4,773	121,568
Anchor BanCorp Wisconsin, Inc.	333	8,805
Associated Banc Corp.	1,443	42,756
Astoria Financial Corp.	999	36,543
BancorpSouth, Inc.	999	22,507
Bank of America Corp.	27,639	2,338,813
Bank of Hawaii Corp.	777	35,136
Bank of New York Company, Inc.	10,545	310,867
Bank One Corp.	15,207	775,557
Banknorth Group, Inc.	2,331	75,711
BB&T Corp.	7,548	279,050
BSB Bancorp, Inc.	111	3,946
Cathay Bancorp, Inc.	333	22,211
Charter One Financial, Inc.	2,997	132,437
Chittenden Corp.	444	15,607
Citizens Banking Corp.	555	17,233
City National Corp.	555	36,464
Colonial BancGroup, Inc.	1,776	32,270
Comerica, Inc.	2,220	121,834
Commerce Bancorp, Inc.	1,110	61,061
Commerce Bancshares, Inc.	888	40,799
Commercial Federal Corp.	555	15,041
Community First Bankshares, Inc.	555	17,865
Compass Bancshares, Inc.	1,665	71,595
Cullen/Frost Bankers, Inc.	666	29,804
Dime Community Bancshares, Inc.	444	7,761
Downey Financial Corp.	333	17,732
East-West Bancorp, Inc.	666	20,446
F.N.B. Corp.	666	13,586
Fifth Third Bancorp	6,438	346,236
First BanCorp.	555	22,616
First Horizon Natl Corp	1,665	75,708
First Midwest Bancorp, Inc.	666	23,450
First National Bankshares of Florida	667	12,639
First Niagara Financial Group, Inc.	1,110	13,320
First Sentinel Bancorp, Inc.	333	6,843
FirstFed Financial Corp.*	222	9,235
FirstMerit Corp.	999	26,344
Fremont General Corp.	888	15,673
Fulton Financial Corp.	1,776	35,786
Golden West Financial Corp.	1,776	188,878
Greater Bay Bancorp	666	19,247
GreenPoint Financial Corp.	1,554	61,694
Harbor Florida Bancshares, Inc.	333	9,161
Hibernia Corp.	2,109	51,249
Hudson City Bancorp, Inc.	888	29,695
Hudson United Bancorp	555	20,690
Huntington Bancshares, Inc.	2,886	66,089
Independence Community Bank Corp.	997	36,291
IndyMac Bancorp, Inc.	777	24,554
J.P. Morgan Chase & Co.	28,194	1,093,081
KeyCorp	5,550	165,890
M&T Bank Corp.	1,221	106,593
MAF Bancorp, Inc.	444	18,950
Marshall & Ilsley Corp.	2,775	108,475
Mercantile Bankshares Corp.	1,110	51,970
National City Corp.	7,659	268,142
National Commerce Financial Corp.	2,775	90,188
Net.B@nk, Inc.	666	7,279
New York Community Bancorp	3,219	63,189
North Fork Bancorp, Inc.	2,331	88,695
Northern Trust Corp.	2,775	117,327
OceanFirst Financial Corp.	111	2,658
Old National Bancorp	888	22,049
Pacific Capital Bancorp	555	15,612
Park National Corp.	111	14,176
People’s Bank	1,221	38,034
PFF Bancorp, Inc.	222	8,267
Piper Jaffray*	222	10,041
PNC Financial Services Group	3,774	200,324
Popular, Inc.	1,665	71,212
Provident Bankshares Corp.	444	12,805
Provident Financial Group, Inc.	444	17,520
Provident Financial Services, Inc.	777	13,636
Regions Financial Corp.	2,997	109,540
Republic Bancorp, Inc.	889	12,357
Silicon Valley Bancshares*	444	17,605
Sky Financial Group, Inc.	1,221	30,195
South Financial Group, Inc.	777	22,020
SouthTrust Corp.	4,440	172,316
Southwest Bancorporation of Texas, Inc.	444	19,589
Sovereign Bancorp, Inc.	4,107	90,765
Sterling Bancshares, Inc.	555	7,875
SunTrust Banks, Inc.	3,663	238,058
Susquehanna Bancshares, Inc.	666	16,757
Synovus Financial Corp.	3,441	87,126
TCF Financial Corp.	888	51,548
Texas Regional Bancshares, Inc.—Class A	444	20,384
TrustCo Bank Corp. NY	999	13,087
Trustmark Corp.	666	19,261
U.S. Bancorp	22,341	615,718
UCBH Holdings, Inc.	666	26,320
Union Planters Corp.	2,553	76,105
UnionBanCal Corp.	666	37,562
United Bankshares, Inc.	555	18,038
Valley National Bancorp	1,332	33,673
W Holding Co., Inc.	1,110	19,059
Wachovia Corp.	17,871	795,260
Washington Federal, Inc.	1,110	26,640
Washington Mutual, Inc.	11,766	454,638
Webster Financial Corp.	777	36,535
Wells Fargo & Co.	22,866	1,308,621
Westamerica Bancorporation	444	23,288
Whitney Holding Corp.	555	24,792
Wilmington Trust Corp.	888	33,051
Zions Bancorp	1,221	75,030

TOTAL COMMON STOCKS (Cost $11,490,761)		12,969,372

See accompanying notes to the financial statements.

107

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	$19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $11,509,761)—100.6%		12,988,372
Net other assets (liabilities)—(0.6)%		(73,487)

NET ASSETS—100.0%		$12,914,885

*	Non-income producing security

See accompanying notes to the financial statements.

108

PROFUNDS VP

ProFund VP Banks

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $11,509,761)	$12,988,372
Cash	1,005
Dividends and interest receivable	18,652
Receivable for investments sold	91,240
Prepaid expenses	151

Total Assets	13,099,420

Liabilities:
Payable for capital shares redeemed	157,697
Advisory fees payable	8,157
Management services fees payable	1,631
Administration fees payable	357
Administrative services fees payable	5,556
Distribution fees payable	2,778
Other accrued expenses	8,359

Total Liabilities	184,535

Net Assets	$12,914,885

Net Assets consist of:
Capital	$14,276,098
Accumulated net investment income (loss)	158,277
Accumulated net realized gains (losses) on investments	(2,998,101)
Net unrealized appreciation (depreciation) on investments	1,478,611

Net Assets	$12,914,885

Shares of Beneficial Interest Outstanding	386,242

Net Asset Value (offering and redemption price per share)	$33.44

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$204,037
Interest	77

Total Investment Income	204,114

Expenses:
Advisory fees	44,890
Management services fees	8,978
Administration fees	2,003
Transfer agency and administrative service fees	32,437
Distribution fees	14,963
Custody fees	10,025
Fund accounting fees	3,560
Other fees	3,699

Total Gross Expenses before reductions	120,555
Less Expenses reduced by the Advisor	(2,044)

Total Net Expenses	118,511

Net Investment Income (Loss)	85,603

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	84,360
Change in net unrealized appreciation/depreciation on investments	171,663

Net Realized and Unrealized Gains (Losses) on Investments	256,023

Change in Net Assets Resulting from Operations	$341,626

See accompanying notes to the financial statements.

109

PROFUNDS VP

ProFund VP Banks

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$85,603	$72,674
Net realized gains (losses) on investments	84,360	(87,178)
Change in net unrealized appreciation/depreciation on investments	171,663	851,679

Change in net assets resulting from operations	341,626	837,175

Distributions to Shareholders From:
Net investment income	—	(85,845)

Change in net assets resulting from distributions	—	(85,845)

Capital Transactions:
Proceeds from shares issued	77,562,193	80,378,851
Dividends reinvested	—	85,845
Cost of shares redeemed	(70,747,660)	(81,239,789

Change in net assets resulting from capital transactions	6,814,533	(775,093)

Change in net assets	7,156,159	(23,763)
Net Assets:
Beginning of period	5,758,726	5,782,489

End of period	$12,914,885	$5,758,726

Accumulated net investment income (loss)	$158,277	$72,674

Share Transactions:
Issued	2,310,769	2,810,706
Reinvested	—	2,624
Redeemed	(2,098,469)	(2,861,922)

Change in shares	212,300	(48,592)

See accompanying notes to the financial statements.

110

PROFUNDS VP

ProFund VP Banks

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.11		$25.98	$30.00

Investment Activities:
Net investment income (loss)	0.24	(b)	0.38 (b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	0.09		7.25	(4.21)

Total income (loss) from investment activities	0.33		7.63	(4.02)

Distributions to Shareholders From:
Net investment income	—		(0.50)	—

Net Asset Value, End of Period	$33.44		$33.11	$25.98

Total Return	1.00	%(c)	29.39%	(13.40	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.30%	2.11%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	1.43%		1.30%	1.06%
Supplemental Data:
Net assets, end of period (000’s)	$12,915		$5,759	$5,782
Portfolio turnover rate(e)	554	%(c)	1,457%	1,183	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

111

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc.	18,216	$955,429
Airgas, Inc.	5,566	133,083
AK Steel Holding Corp.*	8,855	46,666
Albemarle Corp.	2,783	88,082
Alcoa, Inc.	74,888	2,473,550
Allegheny Technologies, Inc.	5,819	105,033
Avery Dennison Corp.	8,349	534,420
Boise Cascade Corp.	7,590	285,688
Bowater, Inc.	4,807	199,923
Cabot Corp.	5,313	216,239
Cabot Microelectronics Corp.*	2,024	61,955
Cambrex Corp.	2,024	51,066
Caraustar Industries, Inc.*	2,530	35,698
Carpenter Technology Corp.	1,771	60,303
Cleveland-Cliffs, Inc.*	1,012	57,067
Coeur d’Alene Mines Corp.*	18,469	75,354
Crompton Corp.	9,867	62,162
Cytec Industries, Inc.	3,036	137,986
Dow Chemical Co.	80,707	3,284,775
Du Pont (E.I.) de Nemours	86,020	3,821,009
Eastman Chemical Co.	6,578	304,101
Ecolab, Inc.	15,939	505,266
Engelhard Corp.	10,626	343,326
Ferro Corp.	3,542	94,501
FMC Corp.*	3,036	130,882
Freeport-McMoRan Copper & Gold, Inc.—Class B	12,650	419,348
Fuller (H.B.) Co.	2,530	71,852
Georgia Gulf Corp.	2,783	99,798
Georgia Pacific Corp.	19,481	720,407
Great Lakes Chemical Corp.	3,795	102,693
Hercules, Inc.*	8,602	104,858
IMC Global, Inc.	9,108	122,047
International Flavors & Fragrances, Inc.	6,831	255,479
International Paper Co.	41,745	1,866,003
Louisiana-Pacific Corp.	8,855	209,421
Lubrizol Corp.	4,554	166,767
Lyondell Chemical Co.	12,144	211,184
Macdermid, Inc.	2,024	68,512
MeadWestvaco Corp.	17,457	513,061
Meridian Gold, Inc.*	8,602	111,568
Millennium Chemicals, Inc.*	5,566	96,403
Minerals Technologies, Inc.	1,771	102,718
Newmont Mining Corp.	34,661	1,343,460
Nucor Corp.	6,072	466,086
Olin Corp.	6,072	106,989
OM Group, Inc.*	2,530	83,515
Phelps Dodge Corp.	8,096	627,521
Pope & Talbot, Inc.	1,265	25,009
Potlatch Corp.	2,530	105,349
PPG Industries, Inc.	14,674	916,978
Praxair, Inc.	28,083	1,120,793
Rohm & Haas Co.	12,397	515,467
RPM, Inc.	9,867	149,978
RTI International Metals, Inc.*	1,771	28,247
Ryerson Tull, Inc.	2,024	32,141
Schulman (A.), Inc.	2,530	54,370
Sensient Technologies Corp.	3,795	81,517
Sigma-Aldrich Corp.	5,060	301,627
Steel Dynamics, Inc.*	3,795	108,651
Stillwater Mining Co.*	3,795	56,963
Tredegar Corp.	2,024	32,647
United States Steel Corp.	9,867	346,529
Valspar Corp.	4,048	204,181
Wausau-Mosinee Paper Corp.	4,048	70,030
WD-40 Co.	1,265	37,874
Wellman, Inc.	2,783	22,626
Weyerhaeuser Co.	19,228	1,213,671
Worthington Industries, Inc.	6,072	124,658

TOTAL COMMON STOCKS (Cost $24,792,832)		27,482,560

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$34,000	34,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES (Cost $24,826,832)—100.0%		27,516,560
Net other assets (liabilities)—NM		10,599

NET ASSETS—100.0%		$27,527,159

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

112

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,826,832)	$27,516,560
Cash	275
Dividends and interest receivable	29,890
Receivable for capital shares issued	2,954,944
Prepaid expenses	205

Total Assets	30,501,874

Liabilities:
Payable for investments purchased	2,933,689
Advisory fees payable	10,797
Management services fees payable	2,159
Administration fees payable	464
Administrative services fees payable	7,198
Distribution fees payable	3,599
Other accrued expenses	16,809

Total Liabilities	2,974,715

Net Assets	$27,527,159

Net Assets consist of:
Capital	$26,103,685
Accumulated net investment income (loss)	71,250
Accumulated net realized gains (losses) on investments	(1,337,504)
Net unrealized appreciation (depreciation) on investments	2,689,728

Net Assets	$27,527,159

Shares of Beneficial Interest Outstanding	824,246

Net Asset Value (offering and redemption price per share)	$33.40

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$205,950
Interest	156

Total Investment Income	206,106

Expenses:
Advisory fees	78,937
Management services fees	15,788
Administration fees	3,694
Transfer agency and administrative service fees	58,210
Distribution fees	26,312
Custody fees	11,447
Fund accounting fees	6,969
Other fees	7,036

Total Expenses	208,393

Net Investment Income (Loss)	(2,287)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	60,380
Change in net unrealized appreciation/depreciation on investments	(1,810,489)

Net Realized and Unrealized Gains (Losses) on Investments	(1,750,109)

Change in Net Assets Resulting from Operations	$(1,752,396)

See accompanying notes to the financial statements.

113

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(2,287)	$73,537
Net realized gains (losses) on investments	60,380	(299,970)
Change in net unrealized appreciation/depreciation on investments	(1,810,489)	4,232,744

Change in net assets resulting from operations	(1,752,396)	4,006,311

Distributions to Shareholders From:
Net investment income	—	(40,448)

Change in net assets resulting from distributions	—	(40,448)

Capital Transactions:
Proceeds from shares issued	100,893,955	162,115,343
Dividends reinvested	—	40,448
Cost of shares redeemed	(122,543,146)	(119,043,907)

Change in net assets resulting from capital transactions	(21,649,191)	43,111,884

Change in net assets	(23,401,587)	47,077,747
Net Assets:
Beginning of period	50,928,746	3,850,999

End of period	$27,527,159	$50,928,746

Accumulated net investment income (loss)	$71,250	$73,537

Share Transactions:
Issued	3,104,811	5,568,670
Reinvested	—	1,217
Redeemed	(3,789,849)	(4,210,712)

Change in shares	(685,038)	1,359,175

See accompanying notes to the financial statements.

114

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.74		$25.66	$30.00

Investment Activities:
Net investment income (loss)	—	(b),(c)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	(0.34)		7.88	(4.57)

Total income (loss) from investment activities	(0.34)		8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$33.40		$33.74	$25.66

Total Return	(1.01	)%(d)	31.58%	(14.47	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.03%	2.21%
Net expenses(e)	1.98%		1.97%	1.98%
Net investment income (loss)(e)	(0.02)%		0.75%	1.25%
Supplemental Data:
Net assets, end of period (000’s)	$27,527		$50,929	$3,851
Portfolio turnover rate(f)	397	%(d)	1,009%	2,498	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

115

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (96.1%)
Abgenix, Inc.*	6,890	$80,751
Affymetrix, Inc.*	5,300	173,469
Albany Molecular Research, Inc.*	2,120	27,412
Alexion Pharmaceuticals, Inc.*	1,855	34,503
Amgen, Inc.*	94,240	5,142,677
Amylin Pharmaceuticals, Inc.*	7,155	163,134
Applera Corp.– Applied Biosystems Group*	17,490	380,407
Applera Corp. – Celera Genomics Group*	6,360	73,204
Biogen Idec, Inc.*	29,415	1,860,499
Celgene Corp.*	7,155	409,695
Cell Genesys, Inc.*	3,975	41,300
Cell Therapeutics, Inc.*	3,975	29,296
Charles River Laboratories International, Inc.*	3,975	194,258
Chiron Corp.*	9,540	425,866
Covance, Inc.*	5,565	214,698
Cubist Pharmaceuticals, Inc.*	3,445	38,240
CuraGen Corp.*	3,445	20,704
CV Therapeutics, Inc.*	2,650	44,414
Dade Behring Holdings, Inc.*	3,710	176,299
Delta & Pine Land Co.	3,180	69,801
Enzo Biochem, Inc.*	2,385	35,775
Enzon, Inc.*	3,710	47,340
Gen-Probe, Inc.*	4,240	200,637
Gene Logic, Inc.*	2,650	10,733
Genentech, Inc.*	38,425	2,159,485
Genzyme Corp.—General Division*	19,610	928,141
Gilead Sciences, Inc.*	18,550	1,242,849
Human Genome Sciences, Inc.*	11,130	129,442
ICOS Corp.*	5,035	150,244
IDEXX Laboratories, Inc.*	2,915	183,470
ImClone Systems, Inc.*	5,300	454,687
Immunomedics, Inc.*	3,445	16,777
Incyte Genomics, Inc.*	6,360	48,590
InterMune, Inc.*	2,385	36,777
Invitrogen Corp.*	4,505	324,315
Laboratory Corp. of America Holdings*	12,190	483,943
Lexicon Genetics, Inc.*	3,710	29,086
Ligand Pharmaceuticals, Inc.—Class B*	5,830	101,325
Martek Biosciences Corp.*	2,650	148,851
Maxygen, Inc.*	2,385	25,209
Medarex, Inc.*	6,890	50,228
MedImmune, Inc.*	21,465	502,281
Millennium Pharmaceuticals, Inc.*	24,380	336,444
Molecular Devices Corp.*	1,325	23,559
Monsanto Co.	23,055	887,618
Myriad Genetics, Inc.*	2,385	35,584
Nabi Biopharmaceuticals*	5,035	71,598
Neurocrine Biosciences, Inc.*	3,180	164,883
NPS Pharmaceuticals, Inc.*	3,180	66,780
Onyx Pharmaceuticals, Inc.*	2,915	123,479
OSI Pharmaceuticals, Inc.*	3,445	242,666
PAREXEL International Corp.*	2,385	47,223
Pharmaceutical Product Development, Inc.*	4,240	134,704
Pharmacopeia Drug Discovery*	1,060	6,021
Protein Design Labs, Inc.*	8,215	157,153
Quest Diagnostics, Inc.	6,890	585,305
Regeneron Pharmaceuticals, Inc.*	3,180	33,485
Savient Pharmaceuticals, Inc.*	5,300	13,144
Techne Corp.*	3,445	149,685
Telik, Inc.*	3,710	88,558
The Medicines Co.*	3,975	121,277
Transkaryotic Therapies, Inc.*	2,385	35,680
Trimeris, Inc.*	1,325	19,120
Tularik, Inc.*	4,770	118,296
United Therapeutics Corp.*	1,855	47,581
Vertex Pharmaceuticals, Inc.*	6,890	74,688
Vicuron Pharmaceuticals, Inc.*	4,770	59,911
Xoma Ltd.*	7,420	33,242

TOTAL COMMON STOCKS (Cost $13,767,050)		20,588,496

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$38,000	38,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $13,805,050)—96.3%		20,626,496
Net other assets (liabilities)—3.7%		803,156

NET ASSETS—100.0%		$21,429,652

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 07/24/04 (Underlying notional amount at value $809,872)	8,099	$(465)

*	Non-income producing security

See accompanying notes to the financial statements.

116

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $13,805,050)	$20,626,496
Cash	483
Dividends and interest receivable	1,059
Receivable for investments sold	873,100
Receivable for capital shares issued	1,355,631
Prepaid expenses	282

Total Assets	22,857,051

Liabilities:
Payable for investments purchased	1,376,860
Payable for capital shares redeemed	4
Unrealized depreciation on swap agreements	465
Advisory fees payable	14,135
Management services fees payable	2,827
Administration fees payable	609
Administrative services fees payable	9,424
Distribution fees payable	4,712
Other accrued expenses	18,363

Total Liabilities	1,427,399

Net Assets	$21,429,652

Net Assets consist of:
Capital	$29,074,975
Accumulated net investment income (loss)	(208,816)
Accumulated net realized gains (losses) on investments	(14,257,488)
Net unrealized appreciation (depreciation) on investments	6,820,981

Net Assets	$21,429,652

Shares of Beneficial Interest Outstanding	934,441

Net Asset Value (offering and redemption price per share)	$22.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$9,548
Interest	346

Total Investment Income	9,894

Expenses:
Advisory fees	82,845
Management services fees	16,569
Administration fees	3,499
Transfer agency and administrative service fees	61,107
Distribution fees	27,615
Custody fees	11,782
Fund accounting fees	7,288
Other fees	8,306

Total Gross Expenses before reductions	219,011
Less Expenses reduced by the Advisor	(301)

Total Net Expenses	218,710

Net Investment Income (Loss)	(208,816)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,017,472)
Net realized gains (losses) on swap agreements	22,048
Change in net unrealized appreciation/depreciation on investments	1,314,024

Net Realized and Unrealized Gains (Losses) on Investments	318,600

Change in Net Assets Resulting from Operations	$109,784

See accompanying notes to the financial statements.

117

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,816)	$(422,980)
Net realized gains (losses) on investments	(995,424)	3,561,893
Change in net unrealized appreciation/depreciation on investments	1,314,024	3,326,107

Change in net assets resulting from operations	109,784	6,465,020

Capital Transactions:
Proceeds from shares issued	74,480,375	156,159,275
Cost of shares redeemed	(67,502,808)	(162,528,029)

Change in net assets resulting from capital transactions	6,977,567	(6,368,754)

Change in net assets	7,087,351	96,266
Net Assets:
Beginning of period	14,342,301	14,246,035

End of period	$21,429,652	$14,342,301

Accumulated net investment income (loss)	$(208,816)	$—

Share Transactions:
Issued	3,229,782	8,170,935
Redeemed	(2,948,535)	(8,424,553)

Change in shares	281,247	(253,618)

See accompanying notes to the financial statements.

118

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.96		$15.17		$25.44		$30.00

Investment Activities:
Net investment income (loss)	(0.21	)(b)	(0.37	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	1.18		6.62		(9.19)		(4.08)

Total income (loss) from investment activities	0.97		6.25		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		—		(0.19)		—

Net Asset Value, End of Period	$22.93		$21.96		$15.17		$25.44

Total Return	4.42	%(c)	39.78%		(37.51)%		(15.20	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.98%		2.04%		2.16%		2.03%
Net expenses(d)	1.98%		1.98%		1.98%		2.03%
Net investment income (loss)(d)	(1.89)%		(1.87)%		1.91%		(1.98)%
Supplemental Data:
Net assets, end of period (000’s)	$21,430		$14,439		$14,246		$44,247
Portfolio turnover rate(e)	312	%(c)	848%		1,049%		1,044	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

119

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.1%)
Amazon.com, Inc.*	1,045	$56,848
AmerisourceBergen Corp.	385	23,015
AutoNation, Inc.*	935	15,989
AutoZone, Inc.*	275	22,028
Bed Bath & Beyond, Inc.*	1,265	48,639
Best Buy Co., Inc.	1,045	53,023
Brinker International, Inc.*	935	31,902
Brunswick Corp.	275	11,220
Cablevision Systems New York Group*	1,320	25,938
Caesars Entertainment, Inc.*	1,210	18,150
Cardinal Health, Inc.	1,375	96,319
Carnival Corp.	1,375	64,625
Centex Corp.	440	20,130
Chico’s FAS, Inc.*	495	22,354
Clear Channel Communications, Inc.	2,255	83,322
Coach, Inc.*	770	34,796
Comcast Corp.—Special Class A*	7,095	198,873
Costco Wholesale Corp.	1,595	65,507
Cox Communications, Inc.—Class A*	1,155	32,097
CVS Corp.	1,485	62,400
D.R. Horton, Inc.	1,265	35,925
Darden Restaurants, Inc.	385	7,912
Delphi Automotive Systems Corp.	3,410	36,419
Dollar General Corp.	1,320	25,819
Dollar Tree Stores, Inc.*	660	18,104
E.W. Scripps Co.—Class A	220	23,100
Eastman Kodak Co.	990	26,710
EchoStar Communications Corp.—Class A*	990	30,442
Electronic Arts, Inc.*	1,100	60,005
Family Dollar Stores, Inc.	770	23,423
Federated Department Stores, Inc.	715	35,107
Foot Locker, Inc.	605	14,726
Ford Motor Co.	5,720	89,518
Fox Entertainment Group, Inc.—Class A*	1,210	32,307
Gannett Co., Inc.	935	79,335
Gap, Inc.	2,310	56,018
General Motors Corp.	1,540	71,749
Genuine Parts Co.	495	19,642
GTECH Holdings Corp.	275	12,735
Harley-Davidson, Inc.	1,155	71,541
Harman International Industries, Inc.	275	25,025
Harrah’s Entertainment, Inc.	550	29,755
Hasbro, Inc.	935	17,765
Hilton Hotels Corp.	1,540	28,736
Home Depot, Inc.	7,700	271,039
International Game Technology	1,210	46,706
Interpublic Group of Companies, Inc.*	2,090	28,696
Johnson Controls, Inc.	1,100	58,718
Jones Apparel Group, Inc.	715	28,228
Knight Ridder, Inc.	330	23,760
Kohls Corp.*	1,045	44,183
Lear Corp.	330	19,467
Leggett & Platt, Inc.	605	16,160
Lennar Corp.—Class B	605	27,056
Liberty Media Corp.—Class A*	8,855	79,606
Limited, Inc.	1,815	33,941
Liz Claiborne, Inc.	495	17,810
Lowe’s Cos., Inc.	2,420	127,170
Marriott International, Inc.—Class A	605	30,177
Mattel, Inc.	715	13,049
May Department Stores Co.	1,100	30,239
McDonald’s Corp.	4,070	105,819
McGraw-Hill Companies, Inc.	550	42,114
McKesson Corp.	715	24,546
Mohawk Industries, Inc.*	495	36,298
New York Times Co.—Class A	495	22,131
Nike, Inc.—Class B	495	37,496
Nordstrom, Inc.	605	25,779
NTL, Inc.*	330	19,015
Office Depot, Inc.*	1,430	25,611
Omnicom Group	825	62,609
Penney (J.C.) Co.	990	37,382
Petsmart, Inc.	990	32,126
Pulte Homes, Inc.	550	28,617
RadioShack Corp.	495	14,172
Ross Stores, Inc.	825	22,077
Royal Caribbean Cruises, Ltd.	605	26,263
Sears, Roebuck & Co.	935	35,306
Southwest Airlines Co.	3,905	65,487
Staples, Inc.	1,760	51,586
Starbucks Corp.*	1,320	57,394
Starwood Hotels & Resorts Worldwide, Inc.	1,210	54,269
Target Corp.	2,585	109,784
The DIRECTV Group, Inc.*	3,080	52,668
Tiffany & Co.	990	36,482
Time Warner, Inc.*	14,465	254,295
TJX Companies, Inc.	1,430	34,520
Tribune Co.	770	35,066
Univision Communications, Inc.—Class A*	1,100	35,123
VF Corp.	165	8,036
Viacom, Inc.—Class B	4,950	176,814
Wal-Mart Stores, Inc.	8,360	441,073
Walgreen Co.	3,025	109,534
Walt Disney Co.	6,545	166,832
Washington Post Co.—Class B	55	51,151
Wendy’s International, Inc.	440	15,330
Whirlpool Corp.	495	33,957
XM Satellite Radio Holdings, Inc.—Class A*	825	22,514
YUM! Brands, Inc.*	990	36,848

TOTAL COMMON STOCKS (Cost $4,573,795)		5,201,122

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$55,000	55,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $4,628,795)—101.2%		5,256,122
Net other assets (liabilities)—(1.2)%		(60,804)

NET ASSETS—100.0%		$5,195,318

*	Non-income producing security

See accompanying notes to the financial statements.

120

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $4,628,795)	$5,256,122
Cash	748
Dividends and interest receivable	2,377
Prepaid expenses	50

Total Assets	5,259,297

Liabilities:
Payable for capital shares redeemed	53,530
Advisory fees payable	2,475
Management services fees payable	495
Administration fees payable	150
Administrative services fees payable	2,329
Distribution fees payable	1,165
Other accrued expenses	3,835

Total Liabilities	63,979

Net Assets	$5,195,318

Net Assets consist of:
Capital	$6,227,632
Accumulated net investment income (loss)	(30,470)
Accumulated net realized gains (losses) on investments	(1,629,171)
Net unrealized appreciation (depreciation) on investments	627,327

Net Assets	$5,195,318

Shares of Beneficial Interest Outstanding	188,634

Net Asset Value (offering and redemption price per share)	$27.54

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$17,172
Interest	97

Total Investment Income	17,269

Expenses:
Advisory fees	18,083
Management services fees	3,617
Administration fees	813
Transfer agency and administrative service fees	12,937
Distribution fees	6,028
Custody fees	7,806
Fund accounting fees	1,384
Other fees	1,476

Total Gross Expenses before reductions	52,144
Less Expenses reduced by the Advisor	(4,405)

Total Net Expenses	47,739

Net Investment Income (Loss)	(30,470)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(49,646)
Change in net unrealized appreciation/depreciation on investments	(7,611)

Net Realized and Unrealized Gains (Losses) on Investments	(57,257)

Change in Net Assets Resulting from Operations	$(87,727)

See accompanying notes to the financial statements.

121

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(30,470)	$(47,796)
Net realized gains (losses) on investments	(49,646)	615,306
Change in net unrealized appreciation/depreciation on investments	(7,611)	576,277

Change in net assets resulting from operations	(87,727)	1,143,787

Capital Transactions:
Proceeds from shares issued	28,000,494	83,336,931
Cost of shares redeemed	(26,494,941)	(84,142,313)

Change in net assets resulting from capital transactions	1,505,553	(805,382)

Change in net assets	1,417,826	338,405
Net Assets:
Beginning of period	3,777,492	3,439,087

End of period	$5,195,318	$3,777,492

Accumulated net investment income (loss)	$(30,470)	$—

Share Transactions:
Issued	995,663	3,477,896
Redeemed	(942,561)	(3,498,811)

Change in shares	53,102	(20,915)

See accompanying notes to the financial statements.

122

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.87		$21.98		$30.00

Investment Activities:
Net investment income (loss)	(0.18	)(b)	(0.30	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	(0.15)		6.19		(7.85)

Total income (loss) from investment activities	(0.33)		5.89		(8.02)

Net Asset Value, End of Period	$27.54		$27.87		$21.98

Total Return	(1.18	)%(c)	26.80%		(26.73	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.16%		2.33%		2.65%
Net expenses(d)	1.98%		1.96%		1.98%
Net investment income (loss)(d)	(1.26)%		(1.19)%		(1.08)%
Supplemental Data:
Net assets, end of period (000’s)	$5,195		$3,777		$3,439
Portfolio turnover rate(e)	546	%(c)	2,100%		2,644	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

123

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Alberto-Culver Co.—Class B	1,764	$88,447
Albertson’s, Inc.	8,568	227,395
Altria Group, Inc.	55,440	2,774,771
American Italian Pasta Co	504	15,362
Anheuser-Busch Companies, Inc.	21,672	1,170,288
Apollo Group, Inc.—Class A*	3,780	333,736
Archer-Daniels-Midland Co.	16,128	270,628
Avon Products, Inc.	12,852	592,991
Black & Decker Corp	2,016	125,254
Block H & R, Inc.	4,284	204,261
Blyth, Inc.	1,008	34,766
Brown-Forman Corp.	1,008	48,656
Bunge Limited	3,024	117,755
Campbell Soup Co.	6,804	182,892
Career Education Corp.*	2,520	114,811
Casey’s General Stores, Inc.	1,260	23,058
Cendant Corp.	27,468	672,417
Chemed Corp.	252	12,222
Chiquita Brands International, Inc.*	1,008	21,087
Church & Dwight, Inc.	1,008	46,146
Clorox Co.	4,284	230,394
Coca-Cola Co.	60,480	3,053,031
Coca-Cola Enterprises, Inc.	6,804	197,248
Colgate-Palmolive Co.	13,356	780,658
ConAgra Foods, Inc.	14,364	388,977
Constellation Brands, Inc.*	2,520	93,568
Coors (Adolph) Co.—Class B	756	54,689
Corinthian Colleges, Inc.*	2,520	62,345
Corn Products International, Inc.	1,008	46,922
Dean Foods Co.*	4,284	159,836
Del Monte Foods Co.*	5,292	53,767
DeVry, Inc.*	1,764	48,369
Dreyer’s Grand Ice Cream Holdings, Inc.	504	39,861
eBay, Inc.*	11,844	1,089,055
Education Management Corp.*	1,512	49,684
Energizer Holdings, Inc.*	2,268	102,060
Flowers Foods, Inc.	1,260	32,949
Fortune Brands, Inc.	4,032	304,133
General Mills, Inc.	8,064	383,282
Gillette Co.	24,696	1,047,110
Hain Celestial Group, Inc.*	756	13,684
Heinz (H.J.) Co.	9,576	375,379
Hershey Foods Corp.	4,788	221,541
Hormel Foods Corp.	2,016	62,698
InterActiveCorp.*	13,608	410,145
Interstate Bakeries Corp.	1,260	13,671
ITT Educational Services, Inc.*	1,260	47,905
JM Smucker Co.	1,512	69,416
Kellogg Co.	6,300	263,655
Kimberly-Clark Corp.	13,608	896,495
Kraft Foods, Inc.	7,056	223,534
Kroger Co.*	18,144	330,221
Lancaster Colony Corp.	756	31,479
Laureate Education Inc.*	1,008	38,546
Loews Corp.—Carolina Group	1,512	37,120
Matthews International Corp.—Class A	756	24,903
McCormick & Co., Inc.	3,276	111,384
NBTY, Inc.*	1,512	44,438
Newell Rubbermaid, Inc.	7,308	171,738
Nu Skin Enterprises, Inc.	1,512	38,284
PepsiAmericas, Inc.	2,016	42,820
PepsiCo, Inc.	46,116	2,484,730
Performance Food Group Co.*	1,260	33,440
Pre-Paid Legal Services, Inc.*	504	12,010
PRICELINE.COM, Inc.*	504	13,573
Procter & Gamble Co.	69,552	3,786,412
R.J. Reynolds Tobacco Holdings	2,268	153,294
Ralcorp Holdings, Inc.*	756	26,611
Regis Corp.	1,260	56,183
Rent-A-Center, Inc.*	2,268	67,881
Safeway, Inc.*	12,096	306,513
Sara Lee Corp	21,420	492,446
Service Corporation International*	8,316	61,289
Smithfield Foods, Inc.*	2,268	66,679
Snap-on, Inc.	1,512	50,728
Sotheby’s Holdings, Inc.—Class A*	1,260	20,110
Stamps.com, Inc.*	504	5,136
Stanley Works	2,268	103,375
Stewart Enterprises, Inc.—Class A*	2,520	20,513
Strayer Education, Inc.	252	28,116
SuperValu, Inc.	3,528	107,992
Sysco Corp.	17,136	614,667
The Estee Lauder Companies, Inc.	3,024	147,511
The Pepsi Bottling Group, Inc.	4,284	130,833
The Robert Mondavi Corp.—Class A*	252	9,329
The Scotts Co.—Class A*	504	32,196
The ServiceMaster Co.	7,812	96,244
Tootsie Roll Industries, Inc.	504	16,380
Tupperware Corp.	1,512	29,378
Tyson Foods, Inc.—Class A	6,300	131,985
United Rentals, Inc.*	1,764	31,558
Universal Corp.	756	38,511
University of Phoenix Online*	504	44,145
UST, Inc.	4,536	163,296
VCA Antech, Inc.*	1,008	45,178
Weight Watchers Intl, Inc.*	1,008	39,453
Whole Foods Market, Inc.	1,764	168,374
Wild Oats Markets, Inc.*	756	10,637
Winn-Dixie Stores, Inc.	2,268	16,330
Wrigley (WM.) JR Co.	3,780	238,329
Yankee Candle Co., Inc.*	1,260	36,855

TOTAL COMMON STOCKS (Cost $26,779,517)		28,702,157

TOTAL INVESTMENT SECURITIES (Cost $26,799,517)—99.3%		28,702,157
Net other assets (liabilities)—0.7%		203,060

NET ASSETS—100.0%		$28,905,217

*	Non-income producing security

See accompanying notes to the financial statements.

124

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,779,516)	$28,702,157
Dividends receivable	89,845
Receivable for investments sold	5,124,136
Prepaid expenses	155

Total Assets	33,916,293

Liabilities:
Cash overdraft	84,793
Payable for capital shares redeemed	4,864,979
Advisory fees payable	20,268
Management services fees payable	4,054
Administration fees payable	870
Administrative services fees payable	13,517
Distribution fees payable	6,763
Other accrued expenses	15,832

Total Liabilities	5,011,076

Net Assets	$28,905,217

Net Assets consist of:
Capital	$28,790,246
Accumulated net investment income (loss)	33,585
Accumulated net realized gains (losses) on Investments	(1,841,255)
Net unrealized appreciation (depreciation) on Investments	1,922,641

Net Assets	$28,905,217

Shares of Beneficial Interest Outstanding	911,675

Net Asset Value (offering and redemption price per share)	$31.70

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$209,034
Interest	119

Total Investment Income	209,153

Expenses:
Advisory fees	68,405
Management services fees	13,681
Administration fees	3,781
Transfer agency and administrative service fees	49,974
Distribution fees	22,802
Custody fees	10,455
Fund accounting fees	5,586
Other fees	6,627

Total Gross Expenses before reductions	181,311
Less Expenses reduced by the Advisor	(720)

Total Net Expenses	180,591

Net Investment Income (Loss)	28,562

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(755,723)
Change in net unrealized appreciation/depreciation on investments	1,449,998

Net Realized and Unrealized Gains (Losses) on Investments	694,275

Change in Net Assets Resulting from Operations	$722,837

See accompanying notes to the financial statements.

125

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$28,562	$5,023
Net realized gains (losses) on investments	(755,723)	225,375
Change in net unrealized appreciation/depreciation on investments	1,449,998	195,931

Change in net assets resulting from operations	722,837	426,329

Distributions to Shareholders From:
Net investment income	—	(19,148)

Change in net assets resulting from distributions	—	(19,148)

Capital Transactions:
Proceeds from shares issued	185,299,159	67,481,358
Dividends reinvested	—	19,148
Cost of shares redeemed	(159,523,083)	(70,453,029)

Change in net assets resulting from capital transactions	25,776,076	(2,952,523)

Change in net assets	26,498,913	(2,545,342)
Net Assets:
Beginning of period	2,406,304	4,951,646

End of period	$28,905,217	$2,406,304

Accumulated net investment income (loss)	$33,585	$5,023

Share Transactions:
Issued.	6,020,032	2,514,438
Reinvested	—	656
Redeemed	(5,189,850)	(2,630,810)

Change in shares	830,182	(115,716)

See accompanying notes to the financial statements.

126

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.53		$25.11	$30.00
Investment Activities:
Net investment income (loss)	0.05	(b)	0.04 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.12		4.59	(4.93)

Total income (loss) from investment activities	2.17		4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.21)	—

Net Asset Value, End of Period	$31.70		$29.53	$25.11

Total Return	7.35	%(c)	18.46%	(16.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.99%		2.33%	2.10%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	0.31%		0.13%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$28,905		$2,406	$4,952
Portfolio turnover rate(e)	757	%(c)	1,472%	1,057	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

127

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.7%)
Amerada Hess Corp.	8,970	$710,334
Anadarko Petroleum Corp.	28,704	1,682,054
Apache Corp.	36,777	1,601,638
Arch Coal, Inc.	6,279	229,749
Atwood Oceanics, Inc.*	897	37,450
Baker Hughes, Inc.	37,674	1,418,426
BJ Services Co.*	17,940	822,370
Burlington Resources, Inc.	44,850	1,622,673
Cabot Oil & Gas Corp.	3,588	151,772
Chesapeake Energy Corp.	27,807	409,319
ChevronTexaco Corp.	121,992	11,480,667
Cimarex Energy Co.*	4,485	135,582
ConocoPhillips	70,863	5,406,138
CONSOL Energy, Inc.	9,867	355,212
Cooper Cameron Corp.*	6,279	305,787
Core Laboratories N.V.*	2,691	61,893
Devon Energy Corp.	26,013	1,716,858
Diamond Offshore Drilling, Inc.	7,176	171,004
El Paso Corp.	72,657	572,537
Ensco International, Inc.	17,043	495,951
EOG Resources, Inc.	13,455	803,398
Evergreen Resources, Inc.*	4,485	181,194
Exxon Mobil Corp.	491,613	21,832,534
FMC Technologies, Inc.*	7,176	206,669
Forest Oil Corp.*	6,279	171,542
Global Industries, Ltd.*	8,970	51,308
GlobalSantaFe Corp.	21,528	570,492
Grant Prideco, Inc.*	12,558	231,821
Grey Wolf, Inc.*	21,528	91,279
Halliburton Co.	50,232	1,520,020
Hanover Compressor Co.*	7,176	85,394
Helmerich & Payne, Inc.	5,382	140,578
Input/Output, Inc.*	5,382	44,617
Kerr-McGee Corp.	14,351	771,653
Key Energy Group*	15,249	143,951
Kinder Morgan, Inc.	10,764	638,198
Lone Star Technologies, Inc.*	3,588	98,885
Marathon Oil Corp.	39,468	1,493,469
Massey Energy Co.	8,970	253,044
Maverick Tube Corp.*	4,485	117,776
McDermott International, Inc.*	6,279	63,795
Murphy Oil Corp.	9,867	727,198
Nabors Industries, Ltd.*	17,043	770,684
National-Oilwell, Inc.*	9,867	310,712
Newfield Exploration Co.*	5,382	299,993
Newpark Resources, Inc.*	9,867	61,175
Noble Corp.*	15,249	577,785
Noble Energy, Inc.	6,279	320,229
Occidental Petroleum Corp.	44,850	2,171,189
Oceaneering International, Inc.*	2,691	92,167
Offshore Logistics, Inc.*	2,691	75,671
Parker Drilling Co.*	10,764	41,118
Patina Oil & Gas Corp.	7,176	214,347
Patterson-UTI Energy, Inc.	8,970	299,688
Peabody Energy Corp.	7,176	401,784
Pioneer Natural Resources Co.	13,455	472,001
Pogo Producing Co.	6,279	310,183
Premor, Inc.*	8,970	336,375
Pride International, Inc.*	13,455	230,215
Rowan Companies, Inc.*	11,661	283,712
Schlumberger, Ltd.	67,275	4,272,636
SEACOR SMIT, Inc.*	1,794	78,810
Smith International, Inc.*	11,661	650,217
Stone Energy Corp.*	2,691	122,925
Sunoco, Inc.	8,970	570,671
Superior Energy Services, Inc.*	6,279	63,104
Tesoro Petroleum Corp.*	7,176	198,058
Tidewater, Inc.	6,279	187,114
Transocean Sedco Forex, Inc.*	36,777	1,064,326
Unit Corp.*	4,485	141,053
Unocal Corp.	29,601	1,124,838
Valero Energy Corp.	14,352	1,058,604
Varco International, Inc.*	10,764	235,624
Veritas DGC, Inc.*	3,588	83,062
Vintage Petroleum, Inc.	6,279	106,555
Weatherford International, Ltd.*	15,249	685,900
Western Gas Resources, Inc.	5,382	174,807
Williams Companies, Inc.	59,202	704,504
XTO Energy, Inc.	28,704	855,092

TOTAL COMMON STOCKS (Cost $68,730,412)		79,273,157

TOTAL INVESTMENT SECURITIES (Cost $68,730,412)—87.7%		79,273,157
Net other assets (liabilities)—12.3%		11,111,831

NET ASSETS—100.0%		$90,384,988

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 07/24/04 (Underlying notional amount at value $11,093,775)	11,098	$(5,691)

*	Non-income producing security

See accompanying notes to the financial statements.

128

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $68,730,412)	$79,273,157
Dividends receivable	40,054
Receivable for investments sold	11,188,538
Receivable for capital shares issued	5,805,586
Prepaid expenses	514

Total Assets	96,307,849

Liabilities:
Cash overdraft	512,040
Payable for investments purchased	5,252,894
Payable for capital shares redeemed	2,598
Unrealized depreciation on swap agreements	5,691
Advisory fees payable	48,241
Management services fees payable	9,648
Administration fees payable	2,072
Administrative services fees payable	32,164
Distribution fees payable	16,130
Other accrued expenses	41,383

Total Liabilities	5,922,861

Net Assets	$90,384,988

Net Assets consist of:
Capital	$92,433,454
Accumulated net investment income (loss)	(42,484)
Accumulated net realized gains (losses) on investments	(12,543,036)
Net unrealized appreciation (depreciation) on investments	10,537,054

Net Assets	$90,384,988

Shares of Beneficial Interest Outstanding	2,836,197

Net Asset Value (offering and redemption price per share)	$31.87

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$479,866
Interest	766

Total Investment Income	480,632

Expenses:
Advisory fees	202,160
Management services fees	40,432
Administration fees	12,010
Transfer agency and administrative service fees	148,112
Distribution fees	67,387
Custody fees	16,165
Fund accounting fees	16,731
Other fees	20,119

Total Expenses	523,116

Net Investment Income (Loss)	(42,484)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,513,885)
Net realized gains (losses) on swap agreements	(96,778)
Change in net unrealized appreciation/depreciation on investments	6,121,351

Net Realized and Unrealized Gains (Losses) on Investments	4,510,688

Change in Net Assets Resulting from Operations	$4,468,204

See accompanying notes to the financial statements.

129

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(42,484)	$(7,707)
Net realized gains (losses) on investments	(1,610,663)	(84,945)
Change in net unrealized appreciation/depreciation on investments	6,121,351	3,609,243

Change in net assets resulting from operations	4,468,204	3,516,591

Capital Transactions:
Proceeds from shares issued	207,984,493	154,516,738
Cost of shares redeemed	(166,465,615)	(132,918,722)

Change in net assets resulting from capital transactions	41,518,878	21,598,016

Change in net assets	45,987,082	25,114,607
Net Assets:
Beginning of period	44,397,906	19,283,299

End of period	$90,384,988	$44,397,906

Accumulated net investment income (loss)	$(42,484)	$—

Share Transactions:
Issued	6,876,298	6,239,036
Redeemed	(5,607,113)	(5,504,219)

Change in shares	1,269,185	734,817

See accompanying notes to the financial statements.

130

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.33		$23.17		$27.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.01	)(b)	(0.05	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	3.56		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	3.54		5.16		(4.76)		(2.07)

Net Asset Value, End of Period	$31.87		$28.33		$23.17		$27.93

Total Return	12.50	%(d)	22.27%		(17.04)%		(6.90	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.09%		2.16%		2.05%
Net expenses(e)	1.94%		1.98%		1.98%		2.05%
Net investment income (loss)(e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$90,385		$44,398		$19,283		$24,007
Portfolio turnover rate(f)	323	%(d)	1,091%		1,632%		1,169	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

131

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.4%)
ACE, Ltd.	2,486	$105,108
AFLAC, Inc.	6,102	249,023
Allstate Corp.	8,814	410,291
Ambac Financial Group, Inc.	1,582	116,182
American Express Co.	12,430	638,653
American International Group, Inc.	24,408	1,739,801
AmSouth Bancorp	4,068	103,612
AON Corp.	3,164	90,079
Archstone-Smith Trust	4,068	119,314
Bank of America Corp.	22,148	1,874,163
Bank of New York Company, Inc.	9,266	273,162
Bank One Corp.	11,074	564,774
Banknorth Group, Inc.	2,712	88,086
BB&T Corp.	6,328	233,946
Bear Stearns Cos., Inc.	1,808	152,432
Boston Properties, Inc.	1,808	90,545
Capital One Financial Corp.	2,712	185,447
Charter One Financial, Inc.	2,938	129,830
Chubb Corp.	2,034	138,678
Cincinnati Financial Corp.	1,130	49,178
CIT Group, Inc.	3,164	121,150
Citigroup, Inc.	54,014	2,511,650
Comerica, Inc.	1,582	86,820
Commerce Bancorp, Inc.	1,356	74,594
Compass Bancshares, Inc.	2,712	116,616
Countrywide Credit Industries, Inc.	3,390	238,148
Duke-Weeks Realty Corp.	4,972	158,159
E*TRADE Group, Inc.*	10,170	113,396
Equity Office Properties Trust	5,876	159,827
Equity Residential Properties Trust	5,650	167,975
Everest Re Group, Ltd.	1,130	90,807
Fannie Mae	9,040	645,094
Fidelity National Financial, Inc.	1,808	67,511
Fifth Third Bancorp	6,102	328,166
First Horizon National Corp.	2,034	92,486
Franklin Resources, Inc.	1,808	90,545
Freddie Mac	7,232	457,786
General Growth Properties, Inc.	3,390	100,242
Golden West Financial Corp.	1,582	168,246
Goldman Sachs Group, Inc.	3,616	340,483
GreenPoint Financial Corp.	678	26,917
Hartford Financial Services Group, Inc.	3,842	264,099
Huntington Bancshares, Inc.	1,582	36,228
iStar Financial, Inc.	5,198	207,920
J.P. Morgan Chase & Co.	23,052	893,725
Jefferson-Pilot Corp.	2,034	103,327
KeyCorp	5,876	175,634
Kimco Realty Corp.	2,712	123,396
Legg Mason, Inc.	1,130	102,841
Lincoln National Corp.	2,938	138,821
Loews Corp.	2,260	135,510
M&T Bank Corp.	2,034	177,568
Marsh & McLennan Companies, Inc.	6,554	297,420
Marshall & Ilsley Corp.	2,034	79,509
MBIA, Inc.	2,034	116,182
MBNA Corp.	13,334	343,884
Mellon Financial Corp.	4,972	145,829
Merrill Lynch & Co., Inc.	9,944	536,777
MetLife, Inc.	5,198	186,348
MGIC Investment Corp.	1,582	120,011
Morgan Stanley Dean Witter & Co.	10,622	560,523
National City Corp.	6,328	221,543
National Commerce Financial Corp.	2,260	73,450
New York Community Bancorp	4,294	84,291
North Fork Bancorp, Inc.	3,842	146,188
Northern Trust Corp.	2,034	85,998
Plum Creek Timber Company, Inc.	3,390	110,446
PNC Financial Services Group	2,938	155,949
Popular, Inc.	2,712	115,992
Principal Financial Group, Inc.	4,520	157,206
Progressive Corp.	2,260	192,778
Prologis Trust	4,068	133,919
Prudential Financial, Inc.	5,876	273,058
Regions Financial Corp.	3,616	132,165
Rouse Co.	3,390	161,025
SAFECO Corp.	2,938	129,272
Schwab (Charles) Corp.	18,984	182,436
Simon Property Group, Inc.	2,938	151,072
SLM Corp.	5,198	210,259
SouthTrust Corp.	2,034	78,940
Sovereign Bancorp, Inc.	4,068	89,903
St. Paul Companies, Inc.	5,876	238,213
State Street Corp.	3,390	166,246
SunTrust Banks, Inc.	2,938	190,941
Synovus Financial Corp.	3,390	85,835
T. Rowe Price Group, Inc.	2,034	102,514
Torchmark Corp.	2,938	158,064
U.S. Bancorp	21,018	579,256
Union Planters Corp.	2,712	80,845
Vornado Realty Trust	2,034	116,162
Wachovia Corp.	14,916	663,762
Washington Mutual, Inc.	9,944	384,235
Wells Fargo & Co.	18,306	1,047,651
XL Capital, Ltd.—Class A	2,034	153,486
Zions Bancorp	2,260	138,877

TOTAL COMMON STOCKS (Cost $20,375,779)		25,246,451

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$90,000	90,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,000)		90,000

TOTAL INVESTMENTS SECURITIES (Cost $20,465,779)—100.8%		25,336,451
Net other assets (liabilities)—(0.8)%		(206,778)

NET ASSETS—100.0%		$25,129,673

*	Non-income producing security

See accompanying notes to the financial statements.

132

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statements of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $20,465,779)	$25,336,451
Cash	192
Dividends and interest receivable	32,904
Receivable for capital shares issued	1,774
Prepaid expenses	381

Total Assets	25,371,702

Liabilities:
Payable for capital shares redeemed	175,310
Advisory fees payable	16,186
Management services fees payable	3,237
Administration fees payable	694
Administrative services fees payable	8,924
Distribution fees payable	7,349
Other accrued expenses	30,329

Total Liabilities	242,029

Net Assets	$25,129,673

Net Assets consist of:
Capital	$26,858,127
Accumulated net investment income (loss)	148,324
Accumulated net realized gains (losses) on investments	(6,747,450)
Net unrealized appreciation (depreciation) on investments	4,870,672

Net Assets	$25,129,673

Shares of Beneficial Interest Outstanding	806,780

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$358,048
Interest	226

Total Investment Income	358,274

Expenses:
Advisory fees	111,640
Management services fees	22,328
Administration fees	4,460
Transfer agency and administrative service fees	71,271
Distribution fees	37,214
Custody fees	18,513
Fund accounting fees	11,525
Other fees	13,497

Total Expenses	290,448

Net Investment Income (Loss)	67,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	183,912
Change in net unrealized appreciation/depreciationon investments	503,310

Net Realized and Unrealized Gains (Losses) on Investments	687,222

Change in Net Assets Resulting from Operations	$755,048

See accompaying notes to the financial statements.

133

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$67,826	$66,533
Net realized gains (losses) on investments	183,912	714,339
Change in net unrealized appreciation/depreciation on investments	503,310	3,227,266

Change in net assets resulting from operations	755,048	4,008,138

Distributions to Shareholders From:
Net investment income	—	(28,561)

Change in net assets resulting from distributions	—	(28,561)

Capital Transactions:
Proceeds from shares issued	99,775,548	111,685,395
Dividends reinvested	—	28,561
Cost of shares redeemed	(96,425,318)	(106,566,808)

Change in net assets resulting from capital transactions	3,350,230	5,147,148

Change in net assets	4,105,278	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$25,129,673	$21,024,395

Accumulated net investment income (loss)	$148,324	$80,498

Share Transactions:
Issued	3,177,143	4,268,452
Reinvested	—	943
Redeemed	(3,054,656)	(4,084,053)

Change in shares	122,487	185,342

See accompanying notes to the financial statements.

134

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72		$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	0.36		6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.43		6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	—		(0.04)	—	—

Net Asset Value, End of Period	$31.15		$30.72	$23.85	$28.02

Total Return	1.40	%(c)	28.99%	(14.88)%	(6.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.07%	2.14%	2.10%
Net expenses(d)	1.95%		1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.46%		0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$25,130		$21,024	$11,898	$20,089
Portfolio turnover rate(e)	321	%(c)	726%	1,341%	1,330	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

135

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories	43,710	$1,781,619
Accredo Health, Inc.*	3,255	126,782
Aetna, Inc.	4,185	355,725
Affymetrix, Inc.*	2,790	91,317
Alcon, Inc.	2,325	182,861
Allergan, Inc.	4,185	374,641
American Pharmaceutical Partners, Inc.*	1,860	56,507
Amgen, Inc.*	37,200	2,030,005
Amylin Pharmaceuticals, Inc.*	3,255	74,214
Andrx Group*	3,720	103,900
Anthem, Inc.*	3,255	291,518
Apogent Technologies, Inc.*	3,720	119,040
Applera Corp.—Applied Biosystems Group	8,370	182,047
Bard (C.R.), Inc.	3,720	210,738
Barr Laboratories, Inc.*	3,255	109,694
Bausch & Lomb, Inc.	2,325	151,288
Baxter International, Inc.	18,600	641,886
Beckman Coulter, Inc.	2,790	170,190
Becton, Dickinson & Co.	7,440	385,392
Biogen Idec, Inc.*	9,765	617,636
Biomet, Inc.	7,440	330,634
Boston Scientific Corp.*	16,275	696,570
Bristol-Myers Squibb Co.	58,125	1,424,062
Caremark Rx, Inc.*	11,161	367,639
Celgene Corp.*	2,325	133,130
Cephalon, Inc.*	2,325	125,550
Charles River Laboratories International, Inc.*	1,395	68,174
Chiron Corp.*	2,325	103,788
CIGNA Corp.	3,720	255,973
Cooper Companies, Inc.	1,860	117,496
Covance, Inc.*	2,325	89,699
Coventry Health Care, Inc.*	1,860	90,954
CYTYC Corp.*	4,185	106,173
Dade Behring Holdings, Inc.*	2,790	132,581
DaVita, Inc.*	1,860	57,344
DENTSPLY International, Inc.	2,790	145,359
Edwards Lifesciences Corp.*	2,325	81,026
Eli Lilly & Co.	27,435	1,917,980
Express Scripts, Inc.—Class A*	2,325	184,210
First Health Group Corp.*	4,650	72,587
Fisher Scientific International, Inc.*	930	53,708
Forest Laboratories, Inc.*	10,695	605,658
Gen-Probe, Inc.*	2,790	132,023
Genentech, Inc.*	13,020	731,724
Genzyme Corp.—General Division*	6,510	308,118
Gilead Sciences, Inc.*	6,510	436,170
Guidant Corp.	9,300	519,684
HCA, Inc.	12,090	502,822
Health Management Associates, Inc.—Class A	6,510	145,954
Health Net, Inc.*	3,720	98,580
Hillenbrand Industries, Inc.	1,395	84,328
Humana, Inc.*	5,115	86,444
ICOS Corp.*	2,325	69,378
IDEXX Laboratories, Inc.*	1,395	87,801
ImClone Systems, Inc.*	2,325	199,462
INAMED Corp.*	1,395	87,676
Invitrogen Corp.*	1,860	133,901
IVAX Corp.*	6,510	156,175
Johnson & Johnson	82,770	4,610,288
King Pharmaceuticals, Inc.*	6,045	69,215
Laboratory Corp. of America Holdings*	5,115	203,066
Lincare Holdings, Inc.*	3,720	122,239
Manor Care, Inc.	3,255	106,373
Martek Biosciences Corp.*	1,395	78,357
Medco Health Solutions, Inc.*	8,370	313,875
Medicis Pharmaceutical Corp.	1,395	55,730
MedImmune, Inc.*	6,975	163,215
Medtronic, Inc.	33,945	1,653,800
Merck & Co., Inc.	61,845	2,937,637
MGI Pharma, Inc.*	3,720	100,477
Millennium Pharmaceuticals, Inc.*	10,230	141,174
Monsanto Co.	8,835	340,148
Mylan Laboratories, Inc.	8,835	178,909
Neurocrine Biosciences, Inc.*	1,395	72,331
Omnicare, Inc.	4,185	179,160
Oxford Health Plans, Inc.	1,860	102,374
PacifiCare Health Systems, Inc.*	2,325	89,885
Par Pharmaceutical Cos., Inc.*	930	32,745
Patterson Dental Co.*	1,860	142,271
Pfizer, Inc.	214,365	7,348,431
Protein Design Labs, Inc.*	3,255	62,268
Quest Diagnostics, Inc.	2,325	197,509
Renal Care Group, Inc.*	1,860	61,622
Respironics, Inc.*	930	54,638
Schering-Plough Corp.	41,385	764,795
Sepracor, Inc.*	3,255	172,190
St. Jude Medical, Inc.*	5,115	386,950
STERIS Corp.*	930	20,981
Stryker Corp.	7,440	409,200
Tenet Healthcare Corp.*	15,345	205,776
Triad Hospitals, Inc.*	3,255	121,184
UnitedHealth Group, Inc.	16,740	1,042,064
Universal Health Services, Inc.—Class B	1,395	64,017
Valeant Pharmaceuticals International	3,720	74,400
Varian Medical Systems, Inc.*	2,325	184,489
Watson Pharmaceuticals, Inc.*	3,255	87,560
Wellpoint Health Networks, Inc.*	3,720	416,677
Wyeth	39,060	1,412,410
Zimmer Holdings, Inc.*	7,440	656,208

TOTAL COMMON STOCKS (Cost $38,815,092)		44,434,173

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$489,000	489,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $39,304,092)—100.4%		44,923,173
Net other assets (liabilities)—(0.4)%		(164,939)

NET ASSETS—100.0%		$44,758,234

*	Non-income producing security

See accompanying notes to the financial statements.

136

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $39,304,092)	$44,923,173
Cash	1,451
Dividends and interest receivable	56,316
Receivable for capital shares issued	376,494
Prepaid expenses	395

Total Assets	45,357,829

Liabilities:
Payable for investments purchased	477,884
Payable for capital shares redeemed	5
Advisory fees payable	37,493
Management services fees payable	7,499
Administration fees payable	1,608
Administrative services fees payable	22,249
Distribution fees payable	14,366
Other accrued expenses	38,491

Total Liabilities	599,595

Net Assets	$44,758,234

Net Assets consist of:
Capital	$51,066,453
Accumulated net investment income (loss)	(102,219)
Accumulated net realized gains (losses) on investments	(11,825,081)
Net unrealized appreciation (depreciation) on investments	5,619,081

Net Assets	$44,758,234

Shares of Beneficial Interest Outstanding	1,693,996

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$357,705
Interest	330

Total Investment Income	358,035

Expenses:
Advisory fees	180,039
Management services fees	36,008
Administration fees	7,442
Transfer agency and administrative service fees	121,724
Distribution fees	60,013
Custody fees	20,271
Fund accounting fees	15,483
Other fees	19,274

Total Expenses	460,254

Net Investment Income (Loss)	(102,219)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,175,430)
Change in net unrealized appreciation/depreciation on investments	1,228,485

Net Realized and Unrealized Gains (Losses) on Investments	53,055

Change in Net Assets Resulting from Operations	$(49,164)

See accompanying notes to the financial statements

137

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(102,219)	$(120,052)
Net realized gains (losses) on investments	(1,175,430)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,228,485	2,727,687

Change in net assets resulting from operations	(49,164)	1,247,666

Capital Transactions:
Proceeds from shares issued	162,526,253	175,842,151
Cost of shares redeemed	(143,004,526)	(166,426,624)

Change in net assets resulting from capital transactions	19,521,727	9,415,527

Change in net assets	19,472,563	10,663,193
Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$44,758,234	$25,285,671

Accumulated net investment income (loss)	$(102,219)	$—

Share Transactions:
Issued	6,095,065	7,405,590
Redeemed	(5,380,722)	(7,091,298)

Change in shares	714,343	314,292

See accompanying notes to the financial statements

138

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.67		3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36	%(c)	17.42%		(22.69)%		(5.23	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.04%		2.14%		2.06%
Net expenses(d)	1.92%		1.97%		1.98%		2.06%
Net investment income (loss)(d)	(0.43)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$44,758		$25,286		$14,622		$33,227
Portfolio turnover rate(e)	333	%(c)	877%		897%		1,032	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during period.

See accompanying notes to the financial statements.

139

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
3M Co.	16,892	$1,520,449
Accenture, Ltd.—Class A*	9,064	249,079
Agilent Technologies, Inc.*	12,360	361,901
ALLETE, Inc.	5,768	192,074
Allied Waste Industries, Inc.*	9,476	124,894
American Power Conversion Corp.	4,532	89,054
American Standard Cos.*	7,416	298,939
Amphenol Corp.—Class A*	4,944	164,734
Arrow Electronics, Inc.*	4,120	110,498
Ashland, Inc.	4,532	239,335
Automatic Data Processing, Inc.	14,832	621,164
Avnet, Inc.*	3,296	74,819
Ball Corp.	412	29,685
Bemis Company, Inc.	1,236	34,917
Boeing Co.	18,540	947,209
Burlington Northern Santa Fe Corp.	10,712	375,670
C.H. Robinson Worldwide, Inc.	2,472	113,316
Caterpillar, Inc.	8,652	687,315
CDW Corp.	3,296	210,153
Ceridian Corp.*	8,652	194,670
Choicepoint, Inc.*	4,944	225,743
Cintas Corp.	3,708	176,760
Cooper Industries, Ltd.—Class A	2,884	171,338
CSX Corp.	7,416	243,022
Danaher Corp.	7,416	384,520
Deere & Co.	7,828	549,057
Diebold, Inc.	2,472	130,695
Donnelley (R.R.) & Sons Co.	6,592	217,668
Dover Corp.	7,004	294,868
DST Systems, Inc.*	4,532	217,944
Dun & Bradstreet Corp.*	1,648	88,844
Eaton Corp.	5,768	373,420
Emerson Electric Co.	11,124	706,930
Equifax, Inc.	4,944	122,364
Expeditors International of Washington, Inc.	5,356	264,640
Fair, Isaac & Co., Inc.	4,120	137,526
FedEx Corp.	7,828	639,469
First Data Corp.	21,836	972,138
Fiserv, Inc.*	5,768	224,318
Flextronics International, Ltd.*	17,304	275,999
Fluor Corp.	2,884	137,480
Garmin, Ltd.	2,060	76,302
General Dynamics Corp.	4,120	409,116
General Electric Co.	262,856	8,516,535
Getty Images, Inc.*	2,060	123,600
Goodrich Corp.	4,120	133,200
Grainger (W.W.), Inc.	1,648	94,760
Honeywell International, Inc.	20,188	739,486
Illinois Tool Works, Inc.	7,004	671,614
IMS Health, Inc.	6,592	154,516
Ingersoll-Rand Co.—Class A	5,356	365,868
Iron Mountain, Inc.*	2,472	119,299
ITT Industries, Inc.	2,472	205,176
Jabil Circuit, Inc.*	7,004	176,361
Jacobs Engineering Group, Inc.*	2,060	81,123
L-3 Communications Holdings, Inc.	3,708	247,694
Lockheed Martin Corp.	8,240	429,139
Manpower, Inc.	2,884	146,421
Masco Corp.	12,772	398,231
Millipore Corp.*	2,060	116,122
Molex, Inc.	6,592	211,471
Monster Worldwide, Inc.*	4,532	116,563
Moody’s Corp.	2,884	186,479
Navistar International Corp.*	4,532	175,660
Norfolk Southern Corp.	9,888	262,230
Northrop Grumman Corp.	9,064	486,737
PACCAR, Inc.	7,004	406,162
Pactiv Corp.*	2,472	61,652
Pall Corp.	2,472	64,742
Parker Hannifin Corp.	3,296	195,980
Paychex, Inc.	9,064	307,088
Pentair, Inc.	3,296	110,877
PerkinElmer, Inc.	6,592	132,104
Precision Castparts Corp.	2,884	157,726
Raytheon Co.	11,536	412,643
Republic Services, Inc.	9,888	286,159
Robert Half International, Inc.	8,240	245,305
Rockwell Collins, Inc.	5,356	178,462
Rockwell International Corp.	4,944	185,449
Ryder System, Inc.	4,944	198,106
Sabre Holdings Corp.	3,708	102,749
Sanmina-SCI Corp.*	17,716	161,216
Sealed Air Corp.*	2,472	131,683
Sherwin-Williams Co.	4,120	171,186
Smurfit-Stone Container Corp.*	11,536	230,143
Solectron Corp.*	35,844	231,911
SPX Corp.	2,060	95,666
Symbol Technologies, Inc.	6,592	97,166
Tektronix, Inc.	2,060	70,081
Temple-Inland, Inc.	1,648	114,124
Textron, Inc.	6,180	366,783
Thermo Electron Corp.*	7,416	227,968
Tyco International, Ltd.	54,384	1,802,287
Union Pacific Corp.	5,356	318,414
United Parcel Service, Inc.—Class B	14,008	1,052,982
United Technologies Corp.	13,184	1,206,072
Vishay Intertechnology, Inc.*	9,888	183,719
Vulcan Materials Co.	3,708	176,315
Waste Management, Inc.	18,540	568,250
Waters Corp.*	3,708	177,168

TOTAL COMMON STOCKS (Cost $35,748,822)		38,266,659

TOTAL INVESTMENT SECURITIES (Cost $35,748,822)—100.2%		38,266,659
Net other assets (liabilities)—(0.2)%		(75,574)

NET ASSETS—100.0%		$38,191,085

*	Non-income producing security

See accompanying notes to the financial statements.

140

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $35,748,822)	$38,266,659
Dividends receivable	91,157
Receivable for investments sold	6,499,940
Prepaid expenses	52

Total Assets	44,857,808

Liabilities:
Cash overdraft	88,822
Payable for capital shares redeemed	6,528,425
Advisory fees payable	17,835
Management services fees payable	3,567
Administration fees payable	782
Administrative services fees payable	12,142
Distribution fees payable	6,071
Other accrued expenses	9,079

Total Liabilities	6,666,723

Net Assets	$38,191,085

Net Assets consist of:
Capital	$35,735,941
Accumulated net investment income (loss)	20,400
Accumulated net realized gains (losses) on investments	(83,093)
Net unrealized appreciation (depreciation) on investments	2,517,837

Net Assets	$38,191,085

Shares of Beneficial Interest Outstanding	1,168,626

Net Asset Value (offering and redemption price per share)	$32.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$125,076
Interest	95

Total Investment Income	125,171

Expenses:
Advisory fees	39,686
Management services fees	7,937
Administration fees	3,436
Transfer agency and administrative service fees	28,892
Distribution fees	13,229
Custody fees	6,501
Fund accounting fees	3,100
Other fees	3,509

Total Gross Expenses before reductions	106,290
Less Expenses reduced by the Advisor	(1,519)

Total Net Expenses	104,771

Net Investment Income (Loss)	20,400

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	30,510
Change in net unrealized appreciation/depreciation on investments	1,686,013

Net Realized and Unrealized Gains (Losses) on Investments	1,716,523

Change in Net Assets Resulting from Operations	$1,736,923

See accompanying notes to the financial statements.

141

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$20,400	$(1,629)
Net realized gains (losses) on investments	30,510	478,907
Change in net unrealized appreciation/depreciation on investments	1,686,013	757,379

Change in net assets resulting from operations	1,736,923	1,234,657

Capital Transactions:
Proceeds from shares issued	76,949,670	69,600,137
Cost of shares redeemed	(52,246,653)	(60,217,978)

Change in net assets resulting from capital transactions	24,703,017	9,382,159

Change in net assets	26,439,940	10,616,816
Net Assets:
Beginning of period	11,751,145	1,134,329

End of period	$38,191,085	$11,751,145

Accumulated net investment income (loss)	$20,400	$—

Share Transactions:
Issued	2,430,721	2,481,593
Redeemed	(1,642,651)	(2,148,194)

Change in shares	788,070	333,399

See accompanying notes to the financial statements.

142

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$30.88		$24.05		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	(0.01	)(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.74		6.84		(5.94)

Total income (loss) from investment activities	1.80		6.83		(5.95)

Net Asset Value, End of Period	$32.68		$30.88		$24.05

Total Return	5.83	%(c)	28.40%		(19.83	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.25%		2.65%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	0.39%		(0.05)%		(0.08)%
Supplemental Data:
Net assets, end of period (000’s)	$38,191		$11,751		$1,134
Portfolio turnover rate(e)	458	%(c)	1,997%		906	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

143

PROFUNDS VP ProFund VP Internet (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.2%)
Agile Software Corp.*	19,635	$171,806
Akamai Technologies, Inc.*	47,005	843,740
Amazon.com, Inc.*	77,945	4,240,207
Ameritrade Holding Corp.—Class A*	122,570	1,391,170
Ariba, Inc.*	110,075	217,949
Ask Jeeves, Inc.*	24,395	952,137
BEA Systems, Inc.*	167,790	1,379,234
Check Point Software Technologies, Ltd.*	77,945	2,103,735
CheckFree Holdings Corp.*	28,560	856,800
CMGI, Inc.*	148,155	288,902
CNET Networks, Inc.*	57,715	638,905
Digital Insight Corp.*	13,090	271,356
Digital River, Inc.*	13,090	427,127
DoubleClick, Inc.*	55,335	429,953
E*TRADE Group, Inc.*	158,270	1,764,710
E-LOAN, Inc.*	21,420	57,834
EarthLink, Inc.*	63,070	652,775
eBay, Inc.*	45,220	4,157,978
FreeMarkets, Inc.*	18,445	120,261
Infospace, Inc.*	10,710	407,408
InterActiveCorp*	132,090	3,981,192
Internet Security Systems, Inc.*	18,445	282,946
Interwoven, Inc.*	16,065	162,257
J2 Global Communications, Inc.*	10,115	281,197
LookSmart, Ltd.*	39,865	86,507
Macromedia, Inc.*	29,750	730,363
Monster Worldwide, Inc.*	48,790	1,254,879
PRICELINE.COM, Inc.*	8,925	240,350
RealNetworks, Inc.*	48,790	333,724
Siebel Systems, Inc.*	183,260	1,957,217
Tibco Software, Inc.*	70,210	593,275
United Online, Inc.*	20,230	356,250
University of Phoenix Online*	6,545	573,277
ValueClick, Inc.*	34,510	413,430
VeriSign, Inc.*	95,795	1,906,321
Vignette Corp.*	124,950	207,417
WebMD Corp.*	135,065	1,258,806
webMethods, Inc.*	22,610	193,768
Websense, Inc.*	10,115	376,581
Yahoo!, Inc.*	121,975	4,431,351

TOTAL COMMON STOCKS (Cost $32,062,552)		40,995,095

TOTAL INVESTMENT SECURITIES (Cost $32,062,552)—99.2%		40,995,095
Net other assets (liabilities)—0.8%		313,388

NET ASSETS—100.0%		$41,308,483

*	Non-income producing security

See accompanying notes to the financial statements.

144

PROFUNDS VP

ProFund VP Internet

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $32,062,552)	$40,995,095
Receivable for investments sold	2,101,559
Prepaid expenses	188

Total Assets	43,096,842

Liabilities:
Cash overdraft	16,157
Payable for capital shares redeemed	1,715,366
Advisory fees payable	19,259
Management services fees payable	3,852
Administration fees payable	827
Administrative services fees payable	12,840
Distribution fees payable	6,468
Other accrued expenses	13,590

Total Liabilities	1,788,359

Net Assets	$41,308,483

Net Assets consist of:
Capital	27,696,325
Accumulated net investment income (loss)	(189,570)
Accumulated net realized gains (losses) on investments	4,869,185
Net unrealized appreciation (depreciation) on investments	8,932,543

Net Assets	$41,308,483

Shares of Beneficial Interest Outstanding	811,349

Net Asset Value (offering and redemption price per share)	$50.91

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$197

Expenses:
Advisory fees	73,202
Management services fees	14,641
Administration fees	4,489
Transfer agency and administrative service fees	53,586
Distribution fees	24,401
Custody fees	6,894
Fund accounting fees	5,870
Other fees	6,684

Total Expenses	189,767

Net Investment Income (Loss)	(189,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(370,054)
Change in net unrealized appreciation/depreciation on investments	2,418,879

Net Realized and Unrealized Gains (Losses) on Investments	2,048,825

Change in Net Assets Resulting from Operations	$1,859,255

See accompanying notes to the financial statements.

145

PROFUNDS VP

ProFund VP Internet

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(189,570)	$(348,969)
Net realized gains (losses) on investments	(370,054)	7,093,763
Change in net unrealized appreciation/depreciation on investments.	2,418,879	2,458,324

Change in net assets resulting from operations	1,859,255	9,203,118

Distributions to Shareholders From:
Net realized gains on investments	—	(153,596)

Change in net assets resulting from distributions	—	(153,596)

Capital Transactions:
Proceeds from shares issued	91,858,466	130,566,391
Dividends reinvested	—	153,336
Cost of shares redeemed	(67,291,720)	(153,767,216)

Change in net assets resulting from capital transactions	24,566,746	(23,047,489)

Change in net assets	26,426,001	(13,997,967)
Net Assets:
Beginning of period	14,882,482	28,880,449

End of period	$41,308,483	$14,882,482

Accumulated net investment income (loss)	$(189,570)	$—

Share Transactions:
Issued	1,886,474	3,712,285
Reinvested	—	3,365
Redeemed	(1,400,024)	(4,502,093)

Change in shares	486,450	(786,443)

See accompanying notes to the financial statements.

146

PROFUNDS VP

ProFund VP Internet

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$45.81		$25.99		$30.00

Investment Activities:
Net investment income (loss)	(0.46	)(b)	(0.75	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	5.56		21.02		(3.66)

Total income (loss) from investment activities	5.10		20.27		(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.45)		—

Net Asset Value, End of Period	$50.91		$45.81		$25.99

Total Return	11.13	%(c)	77.99%		(13.37	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.01%		2.04%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(1.94)%		(1.97)%		(1.97)%
Supplemental Data:
Net assets, end of period (000’s)	$41,308		$14,882		$28,880
Portfolio turnover rate(e)	346	%(c)	803%		505	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

147

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.7%)
Alkermes, Inc.*	1,296	$17,626
Allergan, Inc.	1,872	167,581
Alpharma, Inc.	576	11,796
American Pharmaceutical Partners, Inc.*	576	17,499
Andrx Group*	1,008	28,153
Barr Laboratories, Inc.*	1,296	43,675
Bristol-Myers Squibb Co.	21,560	528,220
Cephalon, Inc.*	720	38,880
Eli Lilly & Co.	7,036	491,887
Forest Laboratories, Inc.*	5,184	293,570
Hospira, Inc.*	2,160	59,616
Impax Laboratories, Inc.*	720	13,954
IVAX Corp.*	2,304	55,273
Johnson & Johnson	41,760	2,326,032
King Pharmaceuticals, Inc.*	3,456	39,571
Medicis Pharmaceutical Corp.	720	28,764
Merck & Co., Inc.	11,048	524,780
MGI Pharma, Inc.*	1,008	27,226
Mylan Laboratories, Inc.	3,744	75,816
Nektar Therapeutics*	1,152	22,994
Noven Pharmaceuticals, Inc.*	288	6,342
Par Pharmaceutical Cos., Inc.*	432	15,211
Perrigo Co.	864	16,390
Pfizer, Inc.	79,736	2,733,350
PRAECIS Pharmaceuticals, Inc.*	720	2,736
Schering-Plough Corp.	20,736	383,201
Sepracor, Inc.*	1,152	60,941
Taro Pharmaceutical Industries, Ltd.*	432	18,792
Valeant Pharmaceuticals International	1,152	23,040
Watson Pharmaceuticals, Inc.*	1,584	42,610
Wyeth	14,420	521,427

TOTAL COMMON STOCKS (Cost $7,898,900)		8,636,953

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $7,917,900)—76.9%		8,655,953
Net other assets (liabilities)—23.1%		2,608,548

NET ASSETS—100.0%		$11,264,501

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 07/24/04 (Underlying notional amount at value $2,586,771)	25,868	$(1,477)

*	Non-income producing security

See accompanying notes to the financial statements.

148

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $7,917,900)	$8,655,953
Cash	734
Dividends and interest receivable	24,898
Receivable for investments sold	2,649,429
Prepaid expenses	103

Total Assets	11,331,117

Liabilities:
Payable for capital shares redeemed	32,826
Unrealized depreciation on swap agreements	1,477
Advisory fees payable	9,291
Management services fees payable	1,858
Administration fees payable	398
Administrative services fees payable	6,194
Distribution fees payable	3,115
Other accrued expenses	11,457

Total Liabilities	66,616

Net Assets	$11,264,501

Net Assets consist of:
Capital	$14,266,145
Accumulated net investment income (loss)	34,340
Accumulated net realized gains (losses) on investments	(3,772,560)
Net unrealized appreciation (depreciation) on investments	736,576

Net Assets	$11,264,501

Shares of Beneficial Interest Outstanding	443,136

Net Asset Value (offering and redemption price per share)	$25.42

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$167,476
Interest	330

Total Investment Income	167,806

Expenses:
Advisory fees	50,555
Management services fees	10,111
Administration fees	2,007
Transfer agency and administrative service fees	37,142
Distribution fees	16,852
Custody fees	7,514
Fund accounting fees	4,346
Other fees	4,939

Total Expenses	133,466

Net Investment Income (Loss)	34,340

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(683,423)
Net realized gains (losses) on swap agreements	39,480
Change in net unrealized appreciation/depreciation on investments	(250,954)

Net Realized and Unrealized Gains (Losses) on Investments	(894,897)

Change in Net Assets Resulting from Operations	$(860,557)

See accompanying notes to the financial statements.

149

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$34,340	$(23,602)
Net realized gains (losses) on investments	(643,943)	(2,262,536)
Change in net unrealized appreciation/depreciation on investments	(250,954)	730,940

Change in net assets resulting from operations	(860,557)	(1,555,198)

Distributions to Shareholders From:
Net realized gains on investments	—	(550,262)

Change in net assets resulting from distributions	—	(550,262)

Capital Transactions:
Proceeds from shares issued	67,685,532	129,550,308
Dividends reinvested	—	550,262
Cost of shares redeemed	(67,411,087)	(119,558,700)

Change in net assets resulting from capital transactions	274,445	10,541,870

Change in net assets	(586,112)	8,436,410
Net Assets:
Beginning of period	11,850,613	3,414,203

End of period	$11,264,501	$11,850,613

Accumulated net investment income (loss)	$34,340	$—

Share Transactions:
Issued	2,556,689	4,840,975
Reinvested	—	21,672
Redeemed	(2,570,544)	(4,537,140)

Change in shares	(13,855)	325,507

See accompanying notes to the financial statements.

150

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.93		$25.96		$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	(0.09	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	(0.58)		1.51	(d)	(4.04)

Total income (loss) from investment activities	(0.51)		1.42		(4.04)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.45)		—

Net Asset Value, End of Period	$25.42		$25.93		$25.96

Total Return	(1.97	)%(e)	5.60%		(13.47	)%(e)
Ratios to Average Net Assets:
Gross expenses(f)	1.98%		2.06%		2.12%
Net expenses(f)	1.98%		1.98%		1.98%
Net investment income (loss)(f)	0.51%		(0.33)%		(0.02)%
Supplemental Data:
Net assets, end of period (000’s)	$11,265		$11,851		$3,414
Portfolio turnover rate(g)	645	%(e)	2,569%		1,709	%(e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

151

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (58.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,797,000	$8,797,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,797,000	8,797,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,797,000	8,797,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,391,000)		26,391,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,244 (Collateralized by $8,954,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $8,973,445)	8,797,000	8,797,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,220 (Collateralized by $8,982,000 U.S. Treasury Notes, 1.625%, 04/30/05, market value $8,976,722)	8,797,000	8,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,594,000)		17,594,000

TOTAL INVESTMENT SECURITIES (Cost $43,985,000)—97.5%		43,985,000
Net other assets (liabilities)—2.5%		1,111,348

NET ASSETS—100.0%		$45,096,348

	Units	Unrealized Appreciation (Depreciation)
Swap Agreement
Equity Index Swap Agreement based on the Dow Jones U.S. Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $45,038,561)	253,638	$23,021

See accompanying notes to the financial statements.

152

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,391,000)	$26,391,000
Repurchase agreement, at cost	17,594,000

Total Investments	43,985,000
Cash	1,086
Segregated cash balances with custodian for swap agreements	87
Interest receivable	464
Receivable for capital shares issued	1,189,497
Unrealized appreciation on swap agreements	23,021
Prepaid expenses	753

Total Assets	45,199,908

Liabilities:
Advisory fees payable	30,958
Management services fees payable	6,192
Administration fees payable	1,335
Administrative services fees payable	20,643
Distribution fees payable	10,325
Other accrued expenses	34,107

Total Liabilities	103,560

Net Assets	$45,096,348

Net Assets consist of:
Capital	$51,527,736
Accumulated net investment income (loss)	(290,971)
Accumulated net realized gains (losses) on investments	(6,163,438)
Net unrealized appreciation (depreciation) on investments	23,021

Net Assets	$45,096,348

Shares of Beneficial Interest Outstanding	1,401,048

Net Asset Value (offering and redemption price per share)	$32.19

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$285,856

Expenses:
Advisory fees	226,244
Management services fees	45,249
Administration fees	8,658
Transfer agency and administrative service fees	166,095
Distribution fees	75,415
Custody fees	15,818
Fund accounting fees	18,276
Other fees	21,072

Total Expenses	576,827

Net Investment Income (Loss)	(290,971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(19,152,422)
Change in net unrealized appreciation/depreciation on investments	921,516

Net Realized and Unrealized Gains (Losses) on Investments	(18,230,906)

Change in Net Assets Resulting from Operations	$(18,521,877)

See accompanying notes to the financial statements.

153

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(290,971)	$(395,143)
Net realized gains (losses) on investments	(19,152,422)	11,706,856
Change in net unrealized appreciation/depreciation on investments	921,516	199,326

Change in net assets resulting from operations	(18,521,877)	11,511,039

Capital Transactions:
Proceeds from shares issued	231,817,874	267,629,406
Cost of shares redeemed	(244,417,323)	(258,562,216)

Change in net assets resulting from capital transactions	(12,599,449)	9,067,190

Change in net assets	(31,121,326)	20,578,229
Net Assets:
Beginning of period	76,217,674	55,639,445

End of period	$45,096,348	$76,217,674

Accumulated net investment income (loss)	$(290,971)	$—

Share Transactions:
Issued	6,501,634	8,507,473
Redeemed	(6,959,925)	(8,538,349)

Change in shares	(458,291)	(30,876)

See accompanying notes to the financial statements.

154

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$40.99		$29.44		$30.00
Investment Activities:
Net investment income (loss)	(0.17	)(b)	(0.31	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	(8.63)		11.86		(0.49)

Total income (loss) from investment activities	(8.80)		11.55		(0.56)

Net Asset Value, End of Period	$32.19		$40.99		$29.44

Total Return	(21.47	)%(c)	39.23%		(1.87	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.98%		1.98%
Net expenses(d)	1.91%		1.97%		1.98%
Net investment income (loss)(d)	(0.97)%		(0.94)%		(0.40)%
Supplemental Data:
Net assets, end of period (000’s)	$45,096		$76,218		$55,639
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

155

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100%)
Alexandria Real Estate Equities, Inc.REIT	4,676	$265,503
AMB Property Corp.REIT	19,706	682,419
American Financial Realty TrustREIT	26,052	372,283
Annaly Mortgage Management, Inc.REIT	28,056	475,830
Apartment Investment & Management Co.—Class AREIT	22,378	696,627
Archstone-Smith TrustREIT	44,088	1,293,101
Arden Realty Group, Inc.REIT	15,698	461,678
AvalonBay Communities, Inc.REIT	17,034	962,762
Boston Properties, Inc.REIT	25,384	1,271,231
Brandywine Realty TrustREIT	11,022	299,688
BRE Properties, Inc.—Class AREIT	11,356	394,621
Camden Property TrustREIT	8,350	382,430
Capital AutomotiveREIT	7,682	225,313
CarrAmerica Realty Corp.REIT	13,026	393,776
Catellus Development Corp.REIT	21,042	518,685
CBL & Associates Properties, Inc.REIT	7,348	404,140
Centerpoint Properties Corp.REIT	5,678	435,787
Chelsea Property Group, Inc.REIT	10,354	675,288
Colonial Properties TrustREIT	5,344	205,904
Cousins Properties, Inc.REIT	9,352	308,148
Crescent Real Estate Equities Co.REIT	22,044	355,349
Developers Diversified Realty Corp.REIT	24,382	862,391
Duke-Weeks Realty Corp.REIT	31,730	1,009,331
Equity Inns, Inc.REIT	10,688	99,292
Equity Office Properties TrustREIT	96,192	2,616,421
Equity Residential Properties TrustREIT	66,800	1,985,963
Essex Property Trust, Inc.REIT	5,010	342,434
Federal Realty Investment TrustREIT	12,358	513,969
FelCor Lodging Trust, Inc.REIT*	11,022	133,366
First Industrial Realty Trust, Inc.REIT	9,686	357,220
Friedman, Billings, Ramsey Group, Inc.	34,068	674,206
Gables Residential TrustREIT	7,014	238,336
General Growth Properties, Inc.REIT	51,770	1,530,838
Glenborough Realty Trust, Inc.REIT	7,682	140,965
Health Care Property Investors, Inc.REIT	31,396	754,760
Health Care, Inc.REIT	12,358	401,635
Healthcare Realty Trust, Inc.REIT	10,354	388,068
Highwoods Properties, Inc.REIT	12,692	298,262
Home Properties of New York, Inc.REIT	7,348	286,425
Hospitality Properties TrustREIT	15,030	635,769
Host Marriott Corp.REIT*	64,128	792,622
HRPT Properties TrustREIT	42,084	421,261
IMPAC Mortgage Holdings, Inc.REIT	15,364	345,997
iStar Financial, Inc.REIT	26,052	1,042,080
Kilroy Realty Corp.REIT	6,680	227,788
Kimco Realty Corp.REIT	22,378	1,018,199
Koger Equity, Inc.REIT	6,346	146,720
Liberty Property TrustREIT	19,038	765,518
LNR Property Corp.	4,676	253,673
Macerich Co.REIT	14,028	671,520
Mack-Cali Realty Corp.REIT	14,362	594,300
Manufactured Home Communities, Inc.REIT	5,010	166,282
MeriStar Hospitality Corp.REIT*	19,038	130,220
Mills Corp.REIT	10,354	483,532
Nationwide Health Properties, Inc.REIT	15,698	296,692
New Plan Excel Realty Trust, Inc.REIT	23,714	553,959
Novastar Financial, Inc.REIT	6,012	228,216
Pan Pacific Retail PropertiesREIT	9,686	489,337
Pennsylvania REIT	8,684	297,427
Plum Creek Timber Company, Inc.	43,754	1,425,505
Post Properties, Inc.REIT	9,352	272,611
Prentiss Properties TrustREIT	9,352	313,479
Prologis TrustREIT	40,748	1,341,424
Public Storage, Inc.REIT	21,042	968,142
Rayonier, Inc.	11,690	519,621
Realty Income Corp.REIT	9,352	390,259
Reckson Associates Realty Corp.REIT	16,032	440,239
Redwood Trust, Inc.REIT	5,010	278,957
Regency Centers Corp.REIT	13,360	573,144
Rouse Co.REIT	22,712	1,078,820
Shurgard Storage Centers, Inc.—Class AREIT	11,022	412,223
Simon Property Group, Inc.REIT	43,754	2,249,830
SL Green Realty Corp.REIT	9,352	437,674
St. Joe Co.	9,686	384,534
Taubman Centers, Inc.REIT	11,022	252,294
Thornburg Mortgage Asset Corp.REIT	19,372	522,075
Trizec Properties, Inc.REIT	21,710	353,005
United Dominion Realty Trust, Inc.REIT	30,394	601,193
Ventas, Inc.REIT	20,040	467,934
Vornado Realty TrustREIT	25,718	1,468,755
Washington REIT	10,020	294,388
Weingarten Realty InvestorsREIT	19,038	595,509

TOTAL COMMON STOCKS (Cost $41,147,854)		48,917,172

TOTAL INVESTMENT SECURITIES (Cost $41,147,854)—100.0%		48,917,172
Net other assets (liabilities)—NM		22,801

NET ASSETS—100.0%		$48,939,973

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

156

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $41,147,854)	$48,917,172
Dividends receivable	330,903
Receivable for capital shares issued	2,679,996
Prepaid expenses	976

Total Assets	51,929,047

Liabilities:
Cash overdraft	49,403
Payable for investments purchased	2,344,081
Payable for capital shares redeemed	490,617
Advisory fees payable	30,047
Management services fees payable	6,009
Administration fees payable	1,290
Administrative services fees payable	19,570
Distribution fees payable	10,088
Other accrued expenses	37,969

Total Liabilities	2,989,074

Net Assets	$48,939,973

Net Assets consist of:
Capital	$54,113,254
Accumulated net realized gains (losses) on investments	(12,942,599)
Net unrealized appreciation (depreciation) on investments	7,769,318

Net Assets	$48,939,973

Shares of Beneficial Interest Outstanding	1,174,206

Net Asset Value (offering and redemption price per share)	$41.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,041,838
Interest	166

Total Investment Income	1,042,004

Expenses:
Advisory fees	208,022
Management services fees	41,605
Administration fees	8,551
Transfer agency and administrative service fees	148,020
Distribution fees	69,341
Custody fees	20,997
Fund accounting fees	18,145
Other fees	21,568

Total Expenses	536,249

Net Investment Income (Loss)	505,755

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,749,322)
Change in net unrealized appreciation/depreciation on investments	1,485,060

Net Realized and Unrealized Gains (Losses) on Investments	(4,264,262)

Change in Net Assets Resulting from Operations	$(3,758,507)

See accompanying notes to the financial statements.

157

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$505,755	$743,288
Net realized gains (losses) on investments	(5,749,322)	773,332
Change in net unrealized appreciation/depreciation on investments	1,485,060	4,659,864
Change in net assets resulting from operations	(3,758,507)	6,176,484

Distributions to Shareholders From:
Net investment income	(1,117,260)	(460,558)

Change in net assets resulting from distributions	(1,117,260)	(460,558)

Capital Transactions:
Proceeds from shares issued	417,236,861	283,092,753
Dividends reinvested	1,117,260	460,558
Cost of shares redeemed	(404,151,750)	(270,576,155)

Change in net assets resulting from capital transactions	14,202,371	12,977,156

Change in net assets	9,326,604	18,693,082
Net Assets:
Beginning of period	39,613,369	20,920,287

End of period	$48,939,973	$39,613,369

Accumulated net investment income (loss)	$—	$611,505

Share Transactions:
Issued	9,835,806	7,969,841
Reinvested	25,613	13,038
Redeemed	(9,655,881)	(7,685,490)

Change in shares	205,538	297,389

See accompanying notes to the financial statements.

158

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period.	$40.89		$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss)	0.38	(b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	1.08	(c)	9.14	(1.34)	1.19

Total income (loss) from investment activities	1.46		10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.67)		(0.50)	(1.37)	—
Return of capital	—		—	(0.23)	—

Total distributions	(0.67)		(0.50)	(1.60)	—

Net Asset Value, End of Period	$41.68		$40.89	$31.16	$32.72

Total Return	3.54	%(d)	33.15%	0.02%	9.07	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.93%		2.02%	2.13%	1.99%
Net expenses(e)	1.93%		1.98%	1.98%	1.99%
Net investment income (loss)(e)	1.82%		3.08%	4.09%	5.01%
Supplemental Data:
Net assets, end of period (000’s)	$48,940		$39,613	$20,920	$39,414
Portfolio turnover rate(f)	627	%(d)	1,113%	1,163%	753	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amounts shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

159

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (84.4%)
Actel Corp.*	594	$10,989
Advanced Micro Devices, Inc.*	8,613	136,947
Agere Systems, Inc.*	19,899	45,768
Agere Systems, Inc.—Class B*	22,572	48,530
Altera Corp.*	9,207	204,580
Amkor Technology, Inc.*	2,376	19,436
Analog Devices, Inc.	9,207	433,466
Applied Materials, Inc.*	41,580	815,800
Applied Micro Circuits Corp.*	7,722	41,081
Asyst Technologies, Inc.*	1,188	12,284
Atmel Corp.*	10,989	65,055
ATMI, Inc.*	891	24,333
Axcelis Technologies, Inc.*	2,376	29,557
Broadcom Corp.—Class A*	6,237	291,704
Brooks Automation, Inc.*	1,188	23,938
Cirrus Logic, Inc.*	2,079	12,495
Cohu, Inc.	594	11,310
Conexant Systems, Inc.*	11,582	50,150
Credence Systems Corp.*	1,782	24,592
Cree Research, Inc.*	1,782	41,485
Cymer, Inc.*	891	33,359
Cypress Semiconductor Corp.*	2,970	42,144
DSP Group, Inc.*	594	16,181
DuPont Photomasks, Inc.*	297	6,038
ESS Technology, Inc.*	891	9,543
Exar Corp.*	891	13,062
Fairchild Semiconductor International, Inc.*	2,376	38,895
Integrated Device Technology, Inc.*	2,673	36,994
Intel Corp.	97,683	2,696,050
Interdigital Communications Corp.*	1,485	27,933
International Rectifier Corp.*	1,782	73,810
Intersil Corp.—Class A	3,564	77,196
KLA-Tencor Corp.*	4,752	234,654
Kopin Corp.*	1,782	9,106
Kulicke & Soffa Industries, Inc.*	1,188	13,020
Lam Research Corp.*	3,267	87,556
Lattice Semiconductor Corp.*	2,673	18,738
Linear Technology Corp.	7,722	304,787
LSI Logic Corp.*	9,504	72,420
LTX Corp.*	1,485	16,053
M-Systems Flash Disk Pioneers Ltd.*	891	13,285
Marvell Technology Group, Ltd.*	4,752	126,878
Maxim Integrated Products, Inc.	8,019	420,356
Micrel, Inc.*	1,782	21,651
Microchip Technology, Inc.	5,049	159,245
Micron Technology, Inc.*	15,147	231,901
Mykrolis Corp.*	891	15,521
National Semiconductor Corp.*	8,910	195,931
Novellus Systems, Inc.*	3,564	112,052
NVIDIA Corp.*	3,861	79,151
OmniVision Technologies, Inc.*	1,485	23,686
Photronics, Inc.*	594	11,250
PMC-Sierra, Inc.*	4,455	63,929
Power Integrations, Inc.*	891	22,186
Rambus, Inc.*	2,376	42,222
RF Micro Devices, Inc.*	4,455	33,412
Sandisk Corp.*	3,861	83,745
Semtech Corp.*	1,782	41,948
Silicon Image, Inc.*	1,782	23,398
Silicon Laboratories, Inc.*	891	41,298
Silicon Storage Technology, Inc.*	2,079	21,414
Skyworks Solutions, Inc.*	3,564	31,114
Teradyne, Inc.*	4,752	107,870
Texas Instruments, Inc.	42,768	1,034,130
Transmeta Corp.*	3,861	8,456
TriQuint Semiconductor, Inc.*	2,970	16,216
Ultratech Stepper, Inc.*	594	9,670
Varian Semiconductor Equipment Associates, Inc.*	891	34,357
Vitesse Semiconductor Corp.*	5,346	26,088
Xilinx, Inc.	8,613	286,899
Zoran Corp.*	1,188	21,800

TOTAL COMMON STOCKS (Cost $6,909,166)		9,532,098

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,000	6,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $6,915,166)—84.5%		9,538,098
Net other assets (liabilities)—15.5%		1,750,056

NET ASSETS—100.0%		$11,288,154

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 07/24/04 (Underlying notional amount at value $1,705,203)	17,052	$(1,675)

*	Non-income producing security

See accompanying notes to the financial statements.

160

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004

Assets:
Investments securities, at value (cost $6,915,166)	$9,538,098
Cash	303
Dividends and interest receivable	28
Receivable for capital shares issued	1,184,672
Receivable for investments sold	1,722,200
Prepaid expenses	123

Total Assets	12,445,424

Liabilities:
Payable for investments purchased	1,136,953
Unrealized depreciation on swap agreements	1,675
Advisory fees payable	5,248
Management services fees payable	1,050
Administration fees payable	226
Administrative services fees payable	3,499
Distribution fees payable	1,750
Other accrued expenses	6,869

Total Liabilities	1,157,270

Net Assets	$11,288,154

Net Assets consist of:
Capital	$12,228,075
Accumulated net investment income (loss)	(93,165)
Accumulated net realized gains (losses) on investments	(3,468,013)
Net unrealized appreciation (depreciation) on investments	2,621,257

Net Assets	$11,288,154

Shares of Beneficial Interest Outstanding	437,417

Net Asset Value (offering and redemption price per share)	$25.81

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$22,073
Interest	344

Total Investment Income	22,417

Expenses:
Advisory fees	43,781
Management services fees	8,756
Administration fees	1,794
Transfer agency and administrative service fees	31,525
Distribution fees	14,594
Custody fees	8,850
Fund accounting fees	3,085
Other fees	3,197

Total Expenses	115,582

Net Investment Income (Loss)	(93,165)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,134
Net realized gains (losses) on swap agreements	8,974
Change in net unrealized appreciation/depreciation on investments	(1,872,077)

Net Realized and Unrealized Gains (Losses) on Investments	(1,858,969)

Change in Net Assets Resulting from Operations	$(1,952,134)

See accompanying notes to the financial statements.

161

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(93,165)	$(221,326)
Net realized gains (losses) on investments	13,108	67,026
Change in net unrealized appreciation/depreciation on investments	(1,872,077)	4,432,258

Change in net assets resulting from operations	(1,952,134)	4,277,958

Capital Transactions:
Proceeds from shares issued	55,166,133	163,290,583
Cost of shares redeemed	(60,258,213)	(153,025,938)

Change in net assets resulting from capital transactions	(5,092,080)	10,264,645

Change in net assets	(7,044,214)	14,542,603
Net Assets:
Beginning of period	18,332,368	3,789,765

End of period	$11,288,154	$18,332,368

Accumulated net investment income (loss)	$(93,165)	$—

Share Transactions:
Issued	1,997,370	7,522,727
Redeemed	(2,184,784)	(7,141,102)

Change in shares	(187,414)	381,625

See accompanying notes to the financial statements.

162

PROFUNDS VP

ProFund VP Semiconductor

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.34		$15.58		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.41	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments	(3.31)		14.17		(14.18)

Total income (loss) from investment activities	(3.53)		13.76		(14.42)

Net Asset Value, End of Period	$25.81		$29.34		$15.58

Total Return	(12.03	)%(c)	88.32%		(48.07	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.05%		2.33%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	(1.60)%		(1.72)%		(1.89)%
Supplemental Data:
Net assets, end of period (000’s)	$11,288		$18,332		$3,790
Portfolio turnover rate(e)	544	%(c)	1,364%		886	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

163

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.8%)
3Com Corp.*	7,068	$44,175
ADC Telecommunications, Inc.*	12,958	36,801
Adobe Systems, Inc.	2,945	136,943
Advanced Micro Devices, Inc.*	5,890	93,651
Affiliated Computer Services, Inc.—Class A*	1,178	62,363
Agere Systems, Inc.*	21,204	48,769
Altera Corp.*	4,123	91,613
Amdocs, Ltd.*	2,356	55,201
American Tower Corp.*	2,945	44,764
Analog Devices, Inc.	4,712	221,840
Andrew Corp.*	3,534	70,715
Apple Computer, Inc.*	5,301	172,495
Applied Materials, Inc.*	20,615	404,465
Atmel Corp.*	11,780	69,738
Autodesk, Inc.	1,767	75,645
Avaya, Inc.*	6,479	102,303
BEA Systems, Inc.*	4,712	38,733
BMC Software, Inc.*	4,123	76,276
Broadcom Corp.—Class A*	2,945	137,738
Cadence Design Systems, Inc.*	4,123	60,319
Check Point Software Technologies, Ltd.*	4,123	111,280
CIENA Corp.*	7,068	26,293
Cisco Systems, Inc.*	83,049	1,968,262
Citrix Systems, Inc.*	2,356	47,968
Cognizant Technology Solutions Corp.*	2,356	59,866
Computer Associates International, Inc.	6,479	181,801
Computer Sciences Corp.*	2,356	109,389
Compuware Corp.*	6,479	42,761
Comverse Technology, Inc.*	2,945	58,723
Conexant Systems, Inc.*	10,602	45,907
Corning, Inc.*	21,204	276,924
Crown Castle International Corp.*	4,123	60,814
Cypress Semiconductor Corp.*	2,945	41,790
Dell, Inc.*	27,683	991,605
Electronic Data Systems Corp.	4,712	90,235
EMC Corp.*	31,806	362,588
Fairchild Semiconductor International, Inc.*	4,123	67,494
Harris Corp.	1,767	89,675
Hewlett-Packard Co.	32,395	683,535
Intel Corp.	79,515	2,194,613
International Business Machines Corp.	20,026	1,765,291
International Rectifier Corp.*	1,767	73,189
Intersil Corp. —Class A	2,356	51,031
Intuit, Inc.*	2,356	90,894
JDS Uniphase Corp.*	23,560	89,292
Juniper Networks, Inc.*	6,479	159,189
KLA-Tencor Corp.*	2,356	116,339
Lam Research Corp.*	1,767	47,356
Level 3 Communications, Inc.*	11,191	39,728
Lexmark International Group, Inc.*	1,767	170,569
Linear Technology Corp.	3,534	139,487
LSI Logic Corp.*	8,246	62,835
Lucent Technologies, Inc.*	55,366	209,283
Marvell Technology Group, Ltd.*	3,534	94,358
Maxim Integrated Products, Inc.	4,123	216,128
Maxtor Corp.*	5,890	39,051
Mercury Interactive Corp.*	1,767	88,050
Microchip Technology, Inc.	2,945	92,885
Micron Technology, Inc.*	8,835	135,264
Microsoft Corp.	121,334	3,465,298
Motorola, Inc.	30,039	548,212
National Semiconductor Corp.*	4,712	103,617
NCR Corp.*	1,178	58,417
Network Appliance, Inc.*	4,712	101,449
Network Associates, Inc.*	2,356	42,714
Novell, Inc.*	4,712	39,534
Novellus Systems, Inc.*	2,356	74,073
NVIDIA Corp.*	2,356	48,298
Oracle Corp.*	47,120	562,142
PeopleSoft, Inc.*	3,534	65,379
Pitney Bowes, Inc.	1,767	78,190
PMC-Sierra, Inc.*	4,123	59,165
QLogic Corp.*	1,767	46,985
Qualcomm, Inc.	10,013	730,750
Rambus, Inc.*	1,178	20,933
Red Hat, Inc.*	2,356	54,117
Sandisk Corp.*	2,356	51,102
Scientific-Atlanta, Inc.	2,945	101,603
Seagate Technology Common	1,767	25,498
Siebel Systems, Inc.*	7,657	81,777
Storage Technology Corp.*	1,767	51,243
Sun Microsystems, Inc.*	45,353	196,832
SunGard Data Systems, Inc.*	4,123	107,198
Symantec Corp.*	4,712	206,291
Synopsys, Inc.*	2,356	66,981
Tellabs, Inc.*	7,068	61,774
Teradyne, Inc.*	2,945	66,852
Texas Instruments, Inc.	21,204	512,712
Unisys Corp.*	2,356	32,701
UTStarcom, Inc.*	1,178	35,635
VeriSign, Inc.*	5,301	105,490
Veritas Software Corp.*	5,890	163,153
WebMD Corp.*	5,890	54,895
Western Digital Corp.*	4,712	40,806
Xerox Corp.*	11,191	162,269
Xilinx, Inc.	4,123	137,337
Yahoo!, Inc.*	15,314	556,358
Zebra Technologies Corp.*	1,178	102,486

TOTAL COMMON STOCKS (Cost $15,522,666)		22,256,555

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$58,000	58,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $15,580,666)—101.1%		22,314,555
Net other assets (liabilities)—(1.1)%		(241,203)

NET ASSETS—100.0%		$22,073,352

*	Non-income producing security

See accompanying notes to the financial statements.

164

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $15,580,666)	$22,314,555
Cash	231
Dividends and interest receivable	5,256
Receivable for investments sold	1,564
Receivable for capital shares issued	267
Prepaid expenses	278

Total Assets	22,322,151

Liabilities:
Payable for capital shares redeemed	195,810
Advisory fees payable	15,504
Management services fees payable	3,101
Administration fees payable	667
Administrative services fees payable	7,580
Distribution fees payable	7,317
Other accrued expenses	18,820

Total Liabilities	248,799

Net Assets	$22,073,352

Net Assets consist of:
Capital	$28,037,967
Accumulated net investment income (loss)	(208,570)
Accumulated net realized gains (losses) on investments	(12,489,934)
Net unrealized appreciation (depreciation) on investments	6,733,889

Net Assets	$22,073,352

Shares of Beneficial Interest Outstanding	1,448,380

Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$34,704
Interest	175

Total Investment Income	34,879

Expenses:
Advisory fees	99,822
Management services fees	19,965
Administration fees	3,891
Transfer agency and administrative service fees	54,266
Distribution fees	33,274
Custody fees	14,360
Fund accounting fees	8,257
Other fees	9,614

Total Expenses	243,449

Net Investment Income (Loss)	(208,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,369
Change in net unrealized appreciation/depreciation on investments	(665,383)

Net Realized and Unrealized Gains (Losses) on Investments	(190,014)

Change in Net Assets Resulting from Operations	$(398,584)

See accompanying notes to the financial statements.

165

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,570)	$(305,285)
Net realized gains (losses) on investments	475,369	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(665,383)	6,652,164

Change in net assets resulting from operations	(398,584)	4,937,076

Capital Transactions:
Proceeds from shares issued	55,139,930	143,341,240
Cost of shares redeemed	(63,298,804)	(132,918,727)

Change in net assets resulting from capital transactions	(8,158,874)	10,422,513

Change in net assets	(8,557,458)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$22,073,352	$30,630,810

Accumulated net investment income (loss)	$(208,570)	$—

Share Transactions:
Issued	3,622,481	10,994,361
Redeemed	(4,142,630)	(10,458,167)

Change in shares	(520,149)	536,194

See accompanying notes to the financial statements.

166

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.20)		5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.32)		4.90		(7.31)		(12.03)

Net Asset Value, End of Period	$15.24		$15.56		$10.66		$17.97

Total Return	(2.06	)%(c)	45.97%		(40.68)%		(40.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.93%		2.27%		2.10%
Net expenses(d)	1.83%		1.93%		1.98%		2.10%
Net investment income (loss)(d)	(1.57)%		(1.47)%		(1.77)%		(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$22,073		$30,631		$15,271		$15,410
Portfolio turnover rate(e)	216	%(c)	702%		1,208%		2,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

167

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.5%)
Alltel Corp.	8,062	$408,098
AT&T Corp.	20,850	305,036
AT&T Wireless Services, Inc.*	31,692	453,829
BellSouth Corp.	16,372	429,274
CenturyTel, Inc.	3,336	100,213
Cincinnati Bell, Inc.*	6,394	28,389
Citizens Communications Co.*	7,506	90,823
IDT Corp.*	278	5,012
IDT Corp.—Class B*	1,112	20,505
Level 3 Communications, Inc.*	16,402	58,227
Nextel Communications, Inc.—Class A*	17,256	460,045
Nextel Partners, Inc.—Class A*	1,112	17,703
NII Holdings, Inc.—Class B*	1,668	56,195
Qwest Communications International, Inc.*	38,642	138,725
SBC Communications, Inc.	87,570	2,123,573
Sprint Corp. (FON Group)	25,536	449,434
Telephone & Data Systems, Inc.	1,390	98,968
US Cellular Corp.*	278	10,717
Verizon Communications, Inc.	61,914	2,240,667
Western Wireless Corp.—Class A*	1,946	56,259
Wireless Facilities, Inc.*	1,390	13,664

TOTAL COMMON STOCKS (Cost $6,388,611)		7,565,356

TOTAL INVESTMENT SECURITIES (Cost $6,388,611)—79.5%		7,565,356
Net other assets (liabilities)—20.5%		1,947,581

NET ASSETS —100.0%		$9,512,937

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 07/24/04 (Underlying notional amount at value $2,003,359)	20,034	$(1,926)

*	Non-income producing security

See accompanying notes to the financial statements.

168

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $6,388,611)	$7,565,356
Dividends and interest receivable	8,421
Receivable for investments sold	2,035,370
Prepaid expenses	161

Total Assets	9,609,308

Liabilities:
Cash overdraft	3,693
Payable for capital shares redeemed	67,944
Unrealized depreciation on swap agreements	1,926
Advisory fees payable	5,743
Management services fees payable	1,149
Administration fees payable	249
Administrative services fees payable	3,829
Distribution fees payable	1,915
Other accrued expenses	9,923

Total Liabilities	96,371

Net Assets	$9,512,937

Net Assets consist of:
Capital	$12,807,751
Accumulated net investment income (loss)	270,011
Accumulated net realized gains (losses) on investments	(4,739,644)
Net unrealized appreciation (depreciation) on investments	1,174,819

Net Assets	$9,512,937

Shares of Beneficial Interest Outstanding	679,099

Net Asset Value (offering and redemption price per share)	$14.01

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$231,611
Interest	288

Total Investment Income	231,899

Expenses:
Advisory fees	48,291
Management services fees	9,658
Administration fees	1,787
Transfer agency and administrative service fees	35,734
Distribution fees	16,097
Custody fees	6,333
Fund accounting fees	4,437
Other fees	5,152

Total Expenses	127,489

Net Investment Income (Loss)	104,410

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(841,779)
Net realized gains (losses) on swap agreements	11,931
Change in net unrealized appreciation/depreciation on investments	203,368

Net Realized and Unrealized Gains (Losses) on Investments	(626,480)

Change in Net Assets Resulting from Operations	$(522,070)

See accompanying notes to the financial statements.

169

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$104,410	$165,601
Net realized gains (losses) on investments	(829,848)	(892,077)
Change in net unrealized appreciation/depreciation on investments	203,368	(157,393)

Change in net assets resulting from operations	(522,070)	(883,869)

Capital Transactions:
Proceeds from shares issued	52,782,569	84,049,515
Cost of shares redeemed	(50,236,010)	(92,472,931)

Change in net assets resulting from capital transactions	2,546,559	(8,423,416)

Change in net assets	2,024,489	(9,307,285)
Net Assets:
Beginning of period	7,488,448	16,795,733

End of period	$9,512,937	$7,488,448

Accumulated net investment income (loss)	$270,011	$165,601

Share Transactions:
Issued	3,669,362	6,502,112
Redeemed	(3,535,400)	(7,209,075)

Change in shares	133,962	(706,963)

See accompanying notes to the financial statements.

170

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74		$13.41	$21.57		$30.00

Investment Activities:
Net investment income (loss)	0.12	(b)	0.31 (b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments	0.15	(c)	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	0.27		0.33	(8.16)		(8.43)

Net Asset Value, End of Period	$14.01		$13.74	$13.41		$21.57

Total Return	1.97	%(d)	2.46%	(37.83)%		(28.10	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.06%	2.19%		2.17%
Net expenses(e)	1.98%		1.97%	1.98%		2.17%
Net investment income (loss)(e)	1.62%		2.40%	(0.72)%		(1.27)%
Supplemental Data:
Net assets, end of period (000’s)	$9,513		$7,488	$16,796		$4,150
Portfolio turnover rate(f)	584	%(d)	1,508%	1,290%		2,830	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

171

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
AES Corp.*	31,020	$308,029
AGL Resources, Inc.	3,055	88,748
Allegheny Energy, Inc.*	6,580	101,398
Alliant Energy Corp.	5,640	147,091
Ameren Corp.	9,400	403,824
American Electric Power, Inc.	20,445	654,240
Aqua America, Inc.	4,700	94,235
Aquilla, Inc.*	10,105	35,974
Atmos Energy Corp.	2,585	66,150
Avista Corp.	2,350	43,287
Black Hills Corp.	1,645	51,818
Calpine Corp.*	21,385	92,383
CenterPoint Energy, Inc.	13,865	159,448
Cinergy Corp.	8,695	330,410
CLECO Corp.	2,350	42,253
CMS Energy Corp.*	8,460	77,240
Consolidated Edison, Inc.	12,455	495,211
Constellation Energy Group, Inc.	8,695	329,541
Dominion Resources, Inc.	16,920	1,067,313
DPL, Inc.	4,935	95,838
DTE Energy Co.	8,930	362,022
Duke Energy Corp.	47,235	958,397
Duquesne Light Holdings, Inc.	3,995	77,143
Dynegy, Inc.—Class A*	14,570	62,068
Edison International	15,510	396,591
El Paso Electric Co.*	2,350	36,284
Energen Corp.	1,645	78,944
Energy East Corp.	7,520	182,360
Entergy Corp.	11,750	658,118
Equitable Resources, Inc.	3,290	170,126
Exelon Corp.	34,075	1,134,356
FirstEnergy Corp.	16,920	632,977
FPL Group, Inc.	8,695	556,045
Great Plains Energy, Inc.	3,760	111,672
Hawaiian Electric Industries, Inc.	4,230	110,403
IDACORP, Inc.	1,880	50,760
KeySpan Corp.	8,225	301,857
MDU Resources Group, Inc.	5,640	135,529
National Fuel Gas Co.	3,995	99,875
New Jersey Resources Corp.	1,410	58,628
NICOR, Inc.	2,350	79,830
NiSource, Inc.	13,630	281,051
Northeast Utilities System	6,580	128,113
Northwest Natural Gas Co.	1,410	43,005
NRG Energy, Inc.*	4,230	104,904
NSTAR	2,820	135,022
NUI Corp.	940	13,724
OGE Energy Corp.	4,465	113,724
ONEOK, Inc.	4,935	108,520
Peoples Energy Corp.	1,880	79,242
Pepco Holdings, Inc.	8,930	163,240
PG&E Corp.*	19,270	538,404
Piedmont Natural Gas Company, Inc.	1,880	80,276
Pinnacle West Capital Corp.	4,700	189,833
PNM Resources, Inc.	3,055	63,452
PPL Corp.	9,165	420,674
Progress Energy, Inc.	12,690	558,995
Public Service Enterprise Group, Inc.	12,220	489,167
Puget Energy, Inc.	5,170	113,275
Questar Corp.	4,230	163,447
Reliant Resources, Inc.*	14,335	155,248
SCANA Corp.	5,170	188,033
Sempra Energy	10,340	356,005
Sierra Pacific Resources*	6,110	47,108
Southern Co.	38,070	1,109,740
Southern Union Co.*	2,820	59,446
TECO Energy, Inc.	9,635	115,524
Texas Genco Holdings, Inc.	705	31,788
TXU Corp.	16,685	675,908
UGI Corp.	2,585	82,979
Unisource Energy Corp.	1,645	40,878
Vectren Corp.	3,995	100,235
Westar Energy, Inc.	4,465	88,898
WGL Holdings, Inc.	2,585	74,241
Wisconsin Energy Corp.	6,110	199,247
WPS Resources Corp.	1,880	87,138
Xcel Energy, Inc.	20,680	345,563

TOTAL COMMON STOCKS (Cost $14,061,637)		18,484,463

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$36,000	36,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES (Cost $14,097,637)—100.1%		18,520,463
Net other assets (liabilities)—(0.1)%		(24,706)

NET ASSETS—100.0%		$18,495,757

*	Non-income producing security

See accompanying notes to the financial statements.

172

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $14,097,637)	$18,520,463
Cash	673
Dividends and interest receivable	30,741
Receivable for investments sold	314,507
Receivable for capital shares issued	38,404
Prepaid expenses	338

Total Assets	18,905,126

Liabilities:
Payable for capital shares redeemed	366,760
Advisory fees payable	11,472
Management services fees payable	2,295
Administration fees payable	495
Administrative services fees payable	7,658
Distribution fees payable	3,844
Other accrued expenses	16,845

Total Liabilities	409,369

Net Assets	$18,495,757

Net Assets consist of:
Capital	$22,250,092
Accumulated net investment income (loss)	588,289
Accumulated net realized gains (losses) on investments	(8,765,450)
Net unrealized appreciation (depreciation) on investments	4,422,826

Net Assets	$18,495,757

Shares of Beneficial Interest Outstanding	802,922

Net Asset Value (offering and redemption price per share)	$23.04

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$419,276
Interest	109

Total Investment Income	419,385

Expenses:
Advisory fees	81,903
Management services fees	16,381
Administration fees	3,252
Transfer agency and administrative service fees	60,140
Distribution fees	27,301
Custody fees	11,582
Fund accounting fees	7,264
Other fees	8,401

Total Expenses	216,224

Net Investment Income (Loss)	203,161

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	229,319
Change in net unrealized appreciation/depreciation on investments	260,550

Net Realized and Unrealized Gains (Losses) on Investments	489,869

Change in Net Assets Resulting from Operations	$693,030

See accompanying notes to the financial statements.

173

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$203,161	$385,128
Net realized gains (losses) on investments	229,319	412,890
Change in net unrealized appreciation/depreciation on investments	260,550	2,293,378

Change in net assets resulting from operations	693,030	3,091,396

Distributions to Shareholders From:
Net investment income	—	(429,358)

Change in net assets resulting from distributions	—	(429,358)

Capital Transactions:
Proceeds from shares issued	98,301,181	206,037,746
Dividends reinvested	—	429,358
Cost of shares redeemed	(103,150,958)	(212,502,733)

Change in net assets resulting from capital transactions	(4,849,777)	(6,035,629)

Change in net assets	(4,156,747)	3,373,591
Net Assets:
Beginning of period	22,652,504	26,026,095

End of period	$18,495,757	$22,652,504

Accumulated net investment income (loss)	$588,289	$385,128

Share Transactions:
Issued	4,312,792	10,185,139
Reinvested	—	19,314
Redeemed	(4,521,997)	(10,578,387)

Change in shares	(209,205)	(373,934)

See accompanying notes to the financial statements.

174

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.38		$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)	0.21	(b)	0.40 (b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	0.45		3.61	(6.42)	(5.70)

Total income (loss) from investment activities	0.66		4.01	(5.91)	(5.31)

Distribution to Shareholders From:
Net investment income	—		(0.41)	—	—

Net Asset Value, End of Period	$23.04		$22.38	$18.78	$24.69

Total Return	2.95	%(c)	21.37%	(23.94)%	(17.70	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.06%	2.17%	2.05%
Net expenses(d)	1.98%		1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.86%		1.98%	2.31%	1.44%
Supplemental Data:
Net assets, end of period (000’s)	$18,496		$22,653	$26,026	$13,420
Portfolio turnover rate(e)	406	%(c)	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

175

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (38.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$4,063,000	$4,063,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	4,063,000	4,063,000
Federal National Mortgage Association, 0.90%, 07/01/04	4,063,000	4,063,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,189,000)		12,189,000

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds, 5.375%, 02/15/31	5,220,000	5,275,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,156,972)		5,275,463

Repurchase Agreements (25.5%)
UBS Bank,1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $4,062,113 (Collateralized by $4,135,000 various U.S. Government Securities, 3.01%, 06/26/06, market value $4,143,980)	4,062,000	4,062,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $4,063,102 (Collateralized by $4,147,750 U.S. Treasury Notes, 1.625%, 04/30/05, market value $4,145,313)	4,063,000	4,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,125,000)		8,125,000

TOTAL INVESTMENT SECURITIES (Cost $25,470,972)—80.5%		25,589,463
Net other assets (liabilities)—19.5%		6,212,135

NET ASSETS—100.0%		$31,801,598

	Contracts	Unrealized Appreciation (Depreciation)
Futures Purchased
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at Value $2,132,500)	20	12,753

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond Expiring 07/24/04 (Underlying notional amount at value $32,691,698)	32,348,000	467,042

See accompanying notes to the financial statements.

176

PROFUNDS VP

ProFund VP U.S. Government Plus

( Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $17,345,972)	$17,464,463
Repurchase agreements, at cost	8,125,000

Total Investments	25,589,463
Segregated cash balances with brokers for futures contracts	28,767
Segregated cash balances with custodian for swap agreements	80
Interest receivable	105,815
Receivable for capital shares issued	5,676,296
Variation margin on futures contracts	11,533
Unrealized appreciation on swap agreements	467,042
Prepaid expenses	905

Total Assets	31,879,901

Liabilities:
Cash overdraft	5,974
Dividends payable	9,069
Advisory fees payable	13,417
Management services fees payable	4,025
Administration fees payable	864
Administrative services fees payable	13,423
Distribution fees payable	6,716
Other accrued expenses	24,815

Total Liabilities	78,303

Net Assets	$31,801,598

Net Assets consist of:
Capital	$39,624,939
Accumulated net investment income (loss)	(13,367)
Accumulated net realized gains (losses) on investments	(8,408,260)
Net unrealized appreciation (depreciation) on investments	598,286

Net Assets	$31,801,598

Shares of Beneficial Interest Outstanding	1,138,483

Net Asset Value (offering and redemption price per share)	$27.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$371,534

Expenses:
Advisory fees	103,087
Management services fees	30,927
Administration fees	6,135
Transfer agency and administrative service fees	114,088
Distribution fees	51,544
Custody fees	12,752
Fund accounting fees	13,184
Other fees	11,512

Total Expenses	343,229

Net Investment Income (Loss)	28,305

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(234,380)
Net realized gains (losses) on futures contracts	23,271
Net realized gains (losses) on swap agreements	(3,826,641)
Change in net unrealized appreciation/depreciation on investments	420,596

Net Realized and Unrealized Gains (Losses) on Investments	(3,617,154)

Change in Net Assets Resulting from Operations	$(3,588,849)

See accompanying notes to the financial statements.

177

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations :
Net investment income (loss)	$28,305	$96,653
Net realized gains (losses) on investments	(4,037,750)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	420,596	(324,317)

Change in net assets resulting from operations	(3,588,849)	(4,546,970)

Distributions to Shareholders From:
Net investment income	(41,672)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	—	(2,138,536)

Change in net assets resulting from distributions	(41,672)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	240,165,509	404,039,693
Dividends reinvested	38,927	6,187,569
Cost of shares redeemed	(241,548,731)	(487,634,510)

Change in net assets resulting from capital transactions	(1,344,295)	(77,407,248)

Change in net assets	(4,974,816)	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$31,801,598	$36,776,414

Accumulated net investment income (loss)	$(13,367)	$—

Share Transactions:
Issued	8,300,362	12,192,198
Reinvested	1,363	205,259
Redeemed	(8,446,533)	(14,776,028)

Change in shares	(144,808)	(2,378,571)

See accompanying notes to the financial statements.

178

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.90)	4.89

Total income (loss) from investment activities	(0.69)		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.04)		(0.06)	(0.89)
Net realized gains on investments	—		(3.23)	—
Return of capital	—		(1.33)	—

Total distributions	(0.04)		(4.62)	(0.89)

Net Asset Value, End of Period	$27.93		$28.66	$34.12

Total Return	(2.43	)%(c)	(2.55)%	16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.74%	1.71%
Net expenses(d)	1.67%		1.73%	1.71%
Net investment income (loss)(d)	0.14%		0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$31,802		$36,776	$124,928
Portfolio turnover rate(e)	366	%(c)	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

179

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

180

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

181

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

182

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

183

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (73.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,506,000	$6,506,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	6,506,000	6,506,000
Federal National Mortgage Association, 0.90%, 07/01/04	6,506,000	6,506,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,518,000)		19,518,000

Repurchase Agreements (48.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,181 (Collateralized by $6,622,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $6,636,381)	6,506,000	6,506,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,163 (Collateralized by $6,645,000 U.S. Treasury Notes, 1.63%, 04/30/05, market value $6,641,095)	6,506,000	6,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,012,000)		13,012,000

TOTAL INVESTMENT SECURITIES (Cost $32,530,000)—121.6%		32,530,000
Net other assets (liabilities)—(21.6)%		(5,781,605)

NET ASSETS—100.0%		$26,748,395

See accompanying notes to the financial statements.

184

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

June 30, 2004
Statement of Assets and Liabilities
Assets:
Investment securities, at value (cost $19,518,000)	$19,518,000
Repurchase agreements, at cost	13,012,000

Total Investments	32,530,000
Cash	946
Interest receivable	343
Receivable for capital shares issued	70,715
Prepaid expenses	746

Total Assets	32,602,750

Liabilities:
Payable for capital shares redeemed	5,803,824
Advisory fees payable	14,807
Management services fees payable	2,961
Administration fees payable	1,114
Administrative services fees payable	413
Distribution fees payable	15,106
Other accrued expenses	16,130

Total Liabilities	5,854,355

Net Assets	$26,748,395

Net Assets consist of:
Capital	$26,748,396
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$26,748,395

Shares of Beneficial Interest Outstanding	26,748,395

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$177,218

Expenses:
Advisory fees	143,119
Management services fees	28,624
Administration fees	4,520
Transfer agency and administrative service fees	9,212
Distribution fees	44,535
Custody fees	11,673
Fund accounting fees	9,573
Other fees	8,555

Total Gross Expenses before reductions	259,811
Less Expenses reduced by the Advisor	(75,219)
Less Expenses reduced by a Third Party	(16,309)

Total Net Expenses	168,283

Net Investment Income (Loss)	8,935

Change in Net Assets Resulting from Operations	$8,935

See accompanying notes to the financial statements.

185

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,935	$83,805

Distributions to Shareholders From:
Net investment income	(8,935)	(83,805)

Change in net assets resulting from distributions	(8,935)	(83,805)

Capital Transactions:
Proceeds from shares issued	832,087,190	1,322,225,583
Dividends reinvested	8,935	83,805
Cost of shares redeemed	(851,133,241)	(1,345,702,885)

Change in net assets resulting from capital transactions	(19,037,116)	(23,393,497)

Change in net assets	(19,037,116)	(23,393,497)
Net Assets:
Beginning of period	45,785,511	69,179,008

End of period	$26,748,395	$45,785,511

Share Transactions:
Issued	832,087,190	1,322,225,583
Reinvested	8,935	83,805
Redeemed	(851,133,241)	(1,345,703,126)

Change in shares	(19,037,116)	(23,393,738)

See accompanying notes to the financial statements.

186

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	—	(b)	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	—	(b)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	0.02	%(c)	0.12%	0.21%	0.08	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.36%		1.43%	1.51%	1.60%
Net expenses(d)	0.88%		0.93%	1.32%	1.60%
Net investment income (loss)(d)	0.05%		0.12%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000’s)	$26,748		$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than a year.

See accompanying notes to the financial statements.

187

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ NationalMarket System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period.

188

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

189

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

190

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP (excluding U.S. Government Plus ProFund VP) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

191

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007
ProFund VP OTC	$27,011	$—	$—
ProFund VP Mid-Cap Value	22,991	22,653	—
ProFund VP Mid-Cap Growth	16,477	12,408	—
ProFund VP Small-Cap Value	35,305	39,355	—
ProFund VP Small-Cap Growth	20,779	11,298	—
ProFund VP Asia 30	2,486	—	—
ProFund VP Europe 30	21,392	—	—
ProFund VP Japan	2,285	—	—
ProFund VP UltraBull	78,953	86,758	—
ProFund VP UltraMid-Cap	25,730	23,577	—
ProFund VP UltraSmall-Cap	71,489	13,141	—
ProFund VP UltraOTC	57,524	15,761	—
ProFund VP Bear	39,311	—	—
ProFund VP Short Small-Cap	—	6,500	—
ProFund VP Short OTC	—	2,551	—
ProFund VP Banks	9,952	17,661	2,044
ProFund VP Basic Materials	6,747	5,479	—
ProFund VP Biotechnology	35,143	14,716	301
ProFund VP Consumer Cyclical	10,219	14,852	4,405
ProFund VP Consumer Non-Cyclical	8,221	13,147	720
ProFund VP Energy	34,061	16,395	—
ProFund VP Financial	37,969	14,901	—
ProFund VP Healthcare	35,804	12,012	—
ProFund VP Industrial	5,769	9,619	1,519
ProFund VP Internet	3,895	5,882	—
ProFund VP Pharmaceuticals	5,743	5,650	—
ProFund VP Precious Metals	—	742	—
ProFund VP Real Estate	52,569	10,737	—
ProFund VP Semiconductor	10,634	9,588	—
ProFund VP Technology	34,449	—	—
ProFund VP Telecommunications	14,827	6,096	—
ProFund VP Utilities	36,094	15,202	—
ProFund VP U.S. Government Plus	—	5,184	—
ProFund VP Rising Rates Opportunity	7,932	—	—
ProFund VP Money Market	—	7,448	75,219

192

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP Bull	$437,221,040	$280,863,378
ProFund VP Small-Cap	85,545,302	105,548,409
ProFund VP OTC	480,948,095	447,238,726
ProFund VP Mid-Cap Value	347,435,002	279,260,392
ProFund VP Mid-Cap Growth	228,253,941	220,279,770
ProFund VP Small-Cap Value	577,015,763	586,814,904
ProFund VP Small-Cap Growth	666,051,315	694,775,433
ProFund VP Asia 30	80,684,110	94,316,826
ProFund VP Europe 30	291,827,902	297,437,170
ProFund VP UltraBull	303,767,110	261,232,484
ProFund VP UltraMid-Cap	145,613,119	114,030,669
ProFund VP UltraSmall-Cap	136,743,458	139,428,893
ProFund VP UltraOTC	281,267,562	245,107,546
ProFund VP Banks	76,786,688	69,804,038
ProFund VP Basic Materials	100,775,948	122,504,311
ProFund VP Biotechnology	77,321,460	69,813,101
ProFund VP Consumer Cyclical	46,747,769	28,858,383
ProFund VP Consumer Non-Cyclical	185,116,071	159,548,888
ProFund VP Energy	213,932,200	177,262,118
ProFund VP Financial	96,465,586	92,874,909
ProFund VP Healthcare	157,733,769	138,585,661
ProFund VP Industrial	77,559,451	52,817,597
ProFund VP Internet	95,486,708	71,266,947
ProFund VP Pharmaceuticals	70,297,441	69,734,154
ProFund VP Real Estate	400,083,932	385,872,321
ProFund VP Semiconductor	61,468,935	65,306,098
ProFund VP Technology	55,611,572	63,959,612
ProFund VP Telecommunications	56,856,641	54,497,134
ProFund VP Utilities	97,553,474	102,312,625
ProFund VP U.S. Government Plus*	33,424,658	34,210,975

*	ProFund VP U.S. Government Plus represents U.S. government securities.

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

193

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total
ProFund VP Bear	$—	$24,085,413	$24,085,413
ProFund VP Short Small-Cap	678,535	774,872	1,453,407
ProFund VP Short OTC	—	15,295,243	15,295,243
ProFund VP Healthcare	—	1,381,236	1,381,236
ProFund VP Pharmaceuticals	—	707,889	707,889
ProFund VP U.S. Government Plus	—	1,671,792	1,671,792
ProFund VP Rising Rates Opportunity	—	1,935,661	1,935,661

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$2,570,146	$4,451,729
ProFund VP OTC	—	3,644,776	15,941,603	1,424,903	21,011,282
ProFund VP Mid-Cap Value	—	—	204,315	2,003,823	2,208,138
ProFund VP Small-Cap Value	—	—	109,696	855,796	965,492
ProFund VP Asia 30	—	—	27,986	341,394	369,380
ProFund VP Europe 30	7,828,365	10,516,081	5,807,241	3,450,241	27,601,928
ProFund VP Japan	—	—	620,589	92,208	712,797
ProFund VP UltraBull	—	8,540,781	4,956,130	1,935,011	15,431,922
ProFund VP UltraMid-Cap	—	—	2,140,603	309,480	2,450,083
ProFund VP UltraSmall-Cap	7,664,872	1,543,341	1,543,341	567,511	11,319,065
ProFund VP UltraOTC	10,256,665	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,611,372	—	4,317,522	5,928,894
ProFund VP Short OTC	—	—	2,768,700	4,652,572	7,421,272
ProFund VP Banks	—	—	1,338,047	558,959	1,897,006
ProFund VP Basic Materials	—	—	878,920	125,560	1,004,480
ProFund VP Biotechnology	—	—	9,456,349	1,350,907	10,807,256
ProFund VP Consumer Cyclical	—	—	1,163,216	40,662	1,203,878
ProFund VP Consumer Non-Cyclical	—	—	1,055,432	150,776	1,206,208
ProFund VP Energy	—	1,407,170	2,141,711	506,983	4,055,864
ProFund VP Financial	—	58,139	3,181,447	900,139	4,139,725
ProFund VP Healthcare	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Industrial	—	—	270,507	44,059	314,566
ProFund VP Pharmaceuticals	—	—	—	781,716	781,716
ProFund VP Precious Metals	—	—	5,473,596	794,536	6,268,132
ProFund VP Real Estate	—	1,884,982	2,428,236	616,174	4,929,392
ProFund VP Semiconductor	—	—	1,540,466	220,307	1,760,773
ProFund VP Technology	—	1,358,736	2,609,011	186,109	4,153,856
ProFund VP Telecommunications	—	2,176,462	494,206	381,524	3,052,192
ProFund VP Utilities	—	2,100,378	3,019,373	731,393	5,851,144
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617
ProFund VP Money Market	—	—	1	—	1

194

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$395,600,928	$13,994,694	$(1,486,457)	$12,508,237
ProFund VP Small-Cap	114,015,662	3,740,600	(487,614)	3,252,986
ProFund VP OTC	174,027,622	1,153,066	(538,086)	614,980
ProFund VP Mid-Cap Value	120,508,596	4,495,673	(276,885)	4,218,788
ProFund VP Mid-Cap Growth	53,102,946	1,540,705	(587,827)	952,878
ProFund VP Small-Cap Value	137,557,652	856,200	(514,860)	341,340
ProFund VP Small-Cap Growth	120,701,550	3,882,379	(502,865)	3,379,514
ProFund VP Asia 30	28,535,727	1,851,370	(520,427)	1,330,943
ProFund VP Europe 30	131,213,634	6,120,977	(1,137,717)	4,983,260
ProFund VP Japan	43,145,090	44,410	—	44,410
ProFund VP UltraBull	115,080,700	(1,114,159)	(260,324)	(1,374,483)
ProFund VP UltraMid-Cap	76,924,624	2,034,451	(300,212)	1,734,239
ProFund VP UltraSmall-Cap	97,227,874	(33,577)	(425,792)	(459,369)
ProFund VP UltraOTC	151,354,218	(43,876,872)	(148,965)	(44,025,837)
ProFund VP Bear	47,152,120	319	(5,179)	(4,860)
ProFund VP Short Small-Cap	121,255	(187)	—	(187)
ProFund VP Short OTC	27,151,900	615,568	(616,928)	(1,360)
ProFund VP Banks	12,678,566	1,001,441	(691,635)	309,806
ProFund VP Basic Materials	27,296,421	238,518	(18,379)	220,139
ProFund VP Biotechnology	20,019,178	629,905	(22,587)	607,318
ProFund VP Consumer Cyclical	5,059,129	244,321	(47,328)	196,993
ProFund VP Consumer Non-Cyclical	28,342,419	461,944	(102,206)	359,738
ProFund VP Energy	78,100,994	1,219,623	(47,460)	1,172,163
ProFund VP Financial	23,626,426	1,749,924	(39,899)	1,710,025
ProFund VP Healthcare	44,352,582	942,802	(372,211)	570,591
ProFund VP Industrial	36,523,943	1,816,984	(74,268)	1,742,716
ProFund VP Internet	34,939,792	6,159,231	(103,928)	6,055,303
ProFund VP Pharmaceuticals	9,227,142	(487,487)	(83,702)	(571,189)
ProFund VP Precious Metals	43,985,000	—	—	—
ProFund VP Real Estate	47,171,154	1,752,082	(6,064)	1,746,018
ProFund VP Semiconductor	9,061,667	483,052	(6,621)	476,431
ProFund VP Technology	22,526,426	(181,963)	(29,908)	(211,871)
ProFund VP Telecommunications	8,587,462	(996,235)	(25,871)	(1,022,106)
ProFund VP Utilities	17,977,421	549,463	(6,421)	543,042
ProFund VP U.S. Government Plus	25,646,508	(57,045)	—	(57,045)
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)
ProFund VP Money Market	32,530,000	—	—	—

199

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

CLASSIC PROFUNDS VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
SECTOR PROFUNDS VP
Financial
Healthcare
Technology
BOND BENCHMARKED PROFUNDS VP
U.S. Government Plus
Rising Rates Opportunity
> Semiannual Report June 30, 2004

> Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Large-Cap Value
8	ProFund VP Large-Cap Growth
13	ProFund VP Small-Cap Value
20	ProFund VP Small-Cap Growth
26	ProFund VP Asia 30
30	ProFund VP Europe 30
34	ProFund VP Financial
38	ProFund VP Healthcare
42	ProFund VP Technology
46	ProFund VP U.S. Government Plus
50	ProFund VP Rising Rates Opportunity

54	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.2%)
ACE, Ltd.	120	$5,074
ADC Telecommunications, Inc. *	330	937
Advanced Micro Devices, Inc. *	150	2,385
Aetna, Inc.	60	5,100
Affiliated Computer Services, Inc.—Class A*	60	3,176
AFLAC, Inc.	210	8,570
Air Products & Chemicals, Inc.	90	4,721
Alberto-Culver Co.—Class B	30	1,504
Albertson’s,	150	3,981
Alcoa, Inc.	360	11,891
Allegheny Energy, Inc. *	60	925
Allied Waste Industries, Inc. *	135	1,779
Allstate Corp.	285	13,266
Alltel Corp.	135	6,834
Ambac Financial Group, Inc.	45	3,305
Amerada Hess Corp.	30	2,376
Ameren Corp.	75	3,222
American Electric Power, Inc.	165	5,280
American International Group, Inc.	1,080	76,981
American Power Conversion Corp.	90	1,769
AmerisourceBergen Corp.	45	2,690
AmSouth Bancorp	150	3,821
Anadarko Petroleum Corp.	105	6,153
Andrew Corp. *	60	1,201
Anthem, Inc. *	60	5,374
AON Corp	135	3,843
Apache Corp.	135	5,879
Apartment Investment & Management Co.—Class AREIT	45	1,401
Apple Computer, Inc. *	150	4,881
Applera Corp. – Applied Biosystems Group	90	1,958
Applied Micro Circuits Corp.*	135	718
Archer-Daniels-Midland Co.	270	4,531
Ashland, Inc.	30	1,584
AT&T Corp.	330	4,828
AT&T Wireless Services, Inc.*	1,125	16,110
AutoNation, Inc.*	105	1,796
Baker Hughes, Inc.	135	5,083
Bank of America Corp.	840	71,081
Bank of New York Company, Inc.	315	9,286
Bank One Corp.	465	23,715
Bausch& Lomb, Inc.	15	976
BB&T Corp.	225	8,318
Bear Stearns Cos., Inc.	45	3,794
BellSouth Corp.	765	20,058
Bemis Company, Inc.	45	1,271
Big Lots, Inc.*	45	651
Biogen Idec, Inc.*	135	8,538
BMC Software, Inc.*	90	1,665
Boise Cascade Corp.	30	1,129
Brunswick Corp.	45	1,836
Burlington Northern Santa Fe Corp.	150	5,261
Burlington Resources, Inc.	165	5,970
Calpine Corp.*	165	713
Capital One Financial Corp.	105	7,180
Caremark Rx, Inc.*	195	6,423
Carnival Corp.	255	11,985
Cendant Corp.	420	10,281
CenterPoint Energy, Inc.	120	1,380
Centex Corp.	45	2,059
CenturyTel, Inc.	60	1,802
Charter One Financial, Inc.	90	3,977
ChevronTexaco Corp.	450	42,349
Chiron Corp.*	75	3,348
Chubb Corp.	75	5,114
CIENA Corp.*	240	893
CIGNA Corp.	60	4,129
Cincinnati Financial Corp.	75	3,264
Cinergy Corp.	75	2,850
Circuit City Stores, Inc.	75	971
Citigroup, Inc.	2,145	99,743
Citizens Communications Co.*	120	1,452
Clear Channel Communications, Inc.	255	9,422
CMS Energy Corp.*	75	685
Coca-Cola Enterprises, Inc.	195	5,653
Comcast Corp. – Special Class A*	930	26,068
Comerica, Inc.	75	4,116
Computer Associates International, Inc.	240	6,734
Computer Sciences Corp.*	75	3,482
Compuware Corp.*	165	1,089
Comverse Technology, Inc.*	75	1,496
ConAgra Foods, Inc.	225	6,093
ConocoPhillips	285	21,743
Consolidated Edison, Inc.	105	4,175
Constellation Energy Group, Inc.	75	2,843
Convergys Corp.*	60	924
Cooper Industries, Ltd.—Class A	45	2,673
Cooper Tire & Rubber Co.	30	690
Coors (Adolph) Co.—Class B	15	1,085
Corning, Inc.*	570	7,444
Costco Wholesale Corp.	195	8,009
Countrywide Credit Industries, Inc.	120	8,430
Crane Co	30	942
CSX Corp	90	2,949
Cummins, Inc.	15	938
CVS Corp	165	6,933
Dana Corp.	60	1,176
Darden Restaurants, Inc.	60	1,233
Deere & Co.	105	7,364
Devon Energy Corp.	105	6,930
Dillard’s, Inc.—Class A	30	669
Dominion Resources, Inc.	135	8,516
Donnelley (R.R.) & Sons Co.	90	2,972
Dover Corp.	90	3,789
DTE Energy Co.	75	3,041
Duke Energy Corp.	375	7,609
Dynegy, Inc.—Class A*	150	639
E*TRADE Group, Inc.*	150	1,673
Eastman Chemical Co.	30	1,387
Eastman Kodak Co.	120	3,238
Eaton Corp.	60	3,884
Edison International	135	3,452
El Paso Corp.	270	2,128
Electronic Data Systems Corp.	195	3,734
EMC Corp. *	1,020	11,628
Engelhard Corp.	45	1,454
Entergy Corp.	90	5,041
EOG Resources, Inc.	45	2,687

See accompanying notes to the financial statements.

1

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Equity Office Properties TrustREIT	165	$4,487
Equity Residential Properties TrustREIT	120	3,568
Exelon Corp.	270	8,987
Exxon Mobil Corp.	2,715	120,572
Federated Department Stores, Inc.	75	3,683
FedEx Corp.	120	9,803
Fifth Third Bancorp	240	12,907
First Horizon National Corp.	45	2,046
FirstEnergy Corp.	135	5,050
Fiserv, Inc.*	75	2,917
Fluor Corp.	30	1,430
Ford Motor Co.	765	11,972
FPLGroup, Inc.	75	4,796
Franklin Resources, Inc.	105	5,258
Freddie Mac	285	18,041
Gannett Co., Inc.	120	10,182
Gateway, Inc.*	150	675
General Dynamics Corp.	75	7,448
General Mills, Inc.	150	7,129
General Motors Corp.	240	11,182
Genuine Parts Co.	75	2,976
Genzyme Corp. – General Division*	90	4,260
Georgia Pacific Corp.	105	3,883
Golden West Financial Corp.	60	6,381
Goldman Sachs Group, Inc.	195	18,361
Goodrich Corp.	45	1,455
Goodyear Tire & Rubber Co.*	75	682
Grainger (W.W.), Inc.	45	2,588
Great Lakes Chemical Corp.	15	406
Harrah’s Entertainment, Inc.	45	2,435
Hartford Financial Services Group, Inc.	120	8,249
Hasbro, Inc.	75	1,425
HCA, Inc	195	8,109
Health Management Associates, Inc.—Class A	105	2,354
Hewlett-Packard Co.	1,260	26,586
Hilton Hotels Corp.	165	3,079
Honeywell International, Inc.	360	13,187
Hospira, Inc. *	60	1,656
Humana, Inc. *	60	1,014
Huntington Bancshares, Inc.	90	2,061
Illinois Tool Works, Inc.	135	12,945
Ingersoll-Rand Co.—Class A	75	5,123
International Paper Co.	195	8,716
Interpublic Group of Companies, Inc.*	180	2,471
ITTIndustries, Inc.	45	3,735
J.P. Morgan Chase & Co.	870	33,730
Jabil Circuit, Inc. *	90	2,266
Janus Capital Group, Inc.	105	1,731
JDS Uniphase Corp. *	600	2,274
Jefferson-Pilot Corp.	60	3,048
Johnson Controls, Inc.	75	4,003
Jones Apparel Group, Inc.	45	1,777
KB Home	15	1,029
Kerr-McGee Corp.	60	3,226
KeyCorp	165	4,932
KeySpan Corp.	60	2,202
Kinder Morgan, Inc.	45	2,668
King Pharmaceuticals, Inc.*	105	1,202
Kroger Co.*	315	5,733
Leggett & Platt, Inc.	75	2,003
Lehman Brothers Holdings, Inc.	120	9,030
Limited, Inc.	195	3,647
Lincoln National Corp.	75	3,544
Liz Claiborne, Inc.	45	1,619
Lockheed Martin Corp.	180	9,373
Loews Corp.	75	4,497
Louisiana-Pacific Corp.	45	1,064
LSI Logic Corp.*	165	1,257
M&TBank Corp.	45	3,929
Manor Care, Inc.	30	980
Marathon Oil Corp.	150	5,676
Marriott International, Inc.—Class A	90	4,488
Marshall & Ilsley Corp.	90	3,518
Masco Corp.	180	5,612
Mattel, Inc.	180	3,285
MayDepartment Stores Co.	120	3,299
MBIA, Inc.	60	3,427
MBNA Corp.	525	13,540
McDonald’s Corp.	525	13,650
McKesson Corp.	120	4,120
MeadWestvaco Corp.	90	2,645
Medco Health Solutions, Inc.*	105	3,938
MedImmune, Inc.*	105	2,457
Mellon Financial Corp.	180	5,279
Merrill Lynch & Co., Inc.	405	21,862
MetLife, Inc.	315	11,293
MGIC Investment Corp.	45	3,414
Micron Technology, Inc.*	255	3,904
Molex, Inc.	75	2,406
Monsanto Co.	105	4,042
Morgan Stanley Dean Witter & Co.	450	23,747
Motorola, Inc.	975	17,794
Nabors Industries, Ltd.*	60	2,713
National City Corp.	255	8,928
NCR Corp.*	45	2,232
Newell Rubbermaid, Inc.	120	2,820
Newmont Mining Corp.	180	6,977
NICOR, Inc.	15	510
NiSource, Inc.	105	2,165
Noble Corp.*	60	2,273
Nordstrom, Inc.	60	2,557
Norfolk Southern Corp.	165	4,376
Northern Trust Corp.	90	3,805
Northrop Grumman Corp.	150	8,055
Novell, Inc. *	165	1,384
Novellus Systems, Inc.*	60	1,886
Nucor Corp.	30	2,303
NVIDIACorp.*	75	1,538
Occidental Petroleum Corp.	165	7,988
Office Depot, Inc.*	135	2,418
PACCAR, Inc.	75	4,349
Pall Corp.	45	1,179
Parker Hannifin Corp.	45	2,675
Penney (J.C.) Co.	120	4,531
Peoples Energy Corp.	15	632
PeopleSoft, Inc.*	150	2,775
PerkinElmer, Inc.	60	1,202
PG&E Corp.*	180	5,029
Phelps Dodge Corp.	45	3,488

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Large-Cap Value	Schedule of Portfolio Investments June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp.	45	$1,818
Plum Creek Timber Company, Inc.	75	2,444
PNC Financial Services Group	120	6,370
Power-One, Inc.*	30	329
PPG Industries, Inc.	75	4,687
PPLCorp	75	3,443
Principal Financial Group, Inc.	135	4,695
Progress Energy, Inc.	105	4,625
Progressive Corp.	90	7,677
Prologis Trust REIT	75	2,469
Providian Financial Corp.*	120	1,760
Prudential Financial, Inc.	225	10,456
Public Service Enterprise Group, Inc.	105	4,203
Pulte Homes, Inc.	60	3,122
QLogic Corp.*	45	1,197
Quest Diagnostics, Inc.	45	3,823
R.J. Reynolds Tobacco Holdings	30	2,028
Raytheon Co.	180	6,439
Reebok International, Ltd	30	1,079
Regions Financial Corp.	90	3,290
Rockwell International Corp.	75	2,813
Rohm & Haas Co.	90	3,742
Rowan Companies, Inc.*	45	1,095
Ryder System, Inc.	30	1,202
Sabre Holdings Corp.	60	1,663
SAFECO Corp.	60	2,640
Safeway, Inc.*	180	4,561
Sanmina-SCI Corp.*	210	1,911
SBC Communications, Inc.	1,365	33,101
Schering-Plough Corp.	615	11,365
Schwab (Charles) Corp.	570	5,478
Scientific-Atlanta, Inc.	60	2,070
Sears, Roebuck & Co.	90	3,398
Sempra Energy	90	3,099
Siebel Systems, Inc.*	210	2,243
Snap-on, Inc.	30	1,007
Southern Co.	300	8,744
SouthTrust Corp.	135	5,239
Southwest Airlines Co.	330	5,534
Sprint Corp. (FON Group)	585	10,296
St. Paul Companies, Inc.	270	10,946
Stanley Works	30	1,367
Starwood Hotels & Resorts Worldwide, Inc.	90	4,037
State Street Corp.	135	6,620
Sun Microsystems, Inc.*	1,380	5,989
SunGard Data Systems, Inc.*	120	3,120
Sunoco, Inc.	30	1,909
SunTrust Banks, Inc.	120	7,799
SuperValu, Inc.	60	1,837
Synovus Financial Corp.	120	3,038
Target Corp.	375	15,925
TECO Energy, Inc.	75	899
Tektronix, Inc.	30	1,021
Tellabs, Inc.*	165	1,442
Temple-Inland, Inc.	30	2,078
Tenet Healthcare Corp.*	195	2,615
Textron, Inc.	60	3,561
Thermo Electron Corp.*	75	2,306
Thomas & Betts Corp.	30	817
Tiffany & Co.	60	2,211
Time Warner, Inc.*	1,890	33,226
Torchmark Corp.	45	2,421
Toys R Us, Inc.*	90	1,438
Transocean Sedco Forex, Inc.*	135	3,907
Tribune Co.	135	6,148
TXU Corp	135	5,469
Tyco International, Ltd	825	27,340
U.S. Bancorp	780	21,497
Union Pacific Corp.	105	6,242
Union Planters Corp.	75	2,236
Unisys Corp.*	135	1,874
United States Steel Corp.	45	1,580
Univision Communications, Inc.—Class A*	135	4,311
Unocal Corp.	105	3,990
UnumProvident Corp.	120	1,908
Valero Energy Corp.	60	4,426
Veritas Software Corp.*	180	4,986
Verizon Communications, Inc.	1,155	41,799
VF Corp.	45	2,192
Viacom, Inc.—Class B	720	25,718
Visteon Corp.	60	700
Vulcan Materials Co.	45	2,140
Wachovia Corp.	540	24,030
Walt Disney Co.	855	21,794
Washington Mutual, Inc.	360	13,910
Waste Management, Inc.	240	7,356
Watson Pharmaceuticals, Inc.*	45	1,211
Wellpoint Health Networks, Inc.*	60	6,721
Wells Fargo & Co.	705	40,347
Wendy’s International, Inc.	45	1,568
Weyerhaeuser Co.	105	6,628
Whirlpool Corp.	30	2,058
Williams Companies, Inc.	210	2,499
Winn-Dixie Stores, Inc.	60	432
Worthington Industries, Inc.	30	616
Xcel Energy, Inc.	165	2,757
Xerox Corp.*	330	4,785
XLCapital, Ltd.—Class A	60	4,528
Zions Bancorp	30	1,844

TOTAL COMMON STOCKS (Cost $2,178,267)		2,203,791

U.S. Government Agency Obligations (0.8%)
	Principal Amount
Federal Home Loan Bank, 0.90%, 07/01/04	$18,000	18,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES (Cost $2,192,267)—100.0%		2,221,791
Net other assets (liabilities) — NM		(527)

NET ASSETS—100.0%		$2,221,264

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Large-Cap Value	Schedule of Portfolio Investments June 30, 2004
(Unaudited)

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising	0.1%
Aerospace/Defense	1.5%
Agriculture	0.3%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	1.2%
Auto Parts & Equipment	0.3%
Banks	13.3%
Beverages	0.3%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	0.8%
Commercial Services	0.8%
Computers	3.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	12.4%
Electric	4.8%
Electrical Components & Equipment	0.2%
Electronics	0.6%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	1.3%
Gas	0.3%
Hand/Machine Tools	0.1%
Healthcare – Services	1.6%
Home Builders	0.3%
Home Furnishings	0.2%
Housewares	0.1%
Insurance	9.3%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.6%
Machinery – Diversified	0.7%
Media	6.2%
Mining	1.0%
Miscellaneous Manufacturing	3.5%
Office/Business Equipment	0.2%
Oil & Gas	11.4%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	1.4%
Pipelines	0.4%
Real Estate Investment Trust	0.5%
Retail	3.5%
Savings & Loans	0.9%
Semiconductors	0.6%
Software	0.8%
Telecommunication	7.7%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Trucking & Leasing	0.1%
Other **	0.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

4

PROFUNDS VP

ProFund VP Large-Cap Value

(Unaudited)

Statement of Assets and Liabilities

Assets:
Investment securities, at value (cost $2,196,267)	$2,221,791
Cash	916
Dividends and interest receivable	876

Total Assets	2,223,583

Liabilities:
Payable for investments purchased	805
Payable for capital shares redeemed	55
Advisory fees payable	471
Management services fees payable	94
Distribution fees payable	157
Other accrued expenses	737

Total Liabilities	2,319

Net Assets	$2,221,264

Net Assets consist of:
Capital	$2,197,585
Accumulated net investment income (loss)	(235)
Accumulated net realized gains (losses) on investments	(1,610)
Net unrealized appreciation (depreciation) on investments	25,524

Net Assets	$2,221,264

Shares of Beneficial Interest Outstanding	72,578

Net Asset Value (offering and redemption price per share)	$30.61

Statement of Operations

Investment Income:
Dividends	$1,219
Interest	4

Total Investment Income	1,223

Expenses:
Advisory fees	552
Management services fees	110
Administration fees	32
Transfer agency and administrative service fees	22
Distribution fees	157
Custody fees	484
Fund accounting fees	55
Other fees	46

Total Expenses	1,458

Net Investment Income (Loss)	(235)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,610)
Change in net unrealized appreciation/depreciation on investments	25,524

Net Realized and Unrealized Gains (Losses) on Investments	23,914

Change in Net Assets Resulting from Operations	$23,679

(a)	Commencement of operations

See accompanying notes to the financial statements.

5

PROFUNDS VP

ProFund VP Large-Cap Value

Statement of Changes in Net Assets

For the period May 3, 2004 through June 30, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(235)
Net realized gains (losses) on investments	(1,610)
Change in net unrealized appreciation/depreciation on investments	25,524

Change in net assets resulting from operations	23,679

Capital Transactions:
Proceeds from shares issued	2,358,108
Cost of shares redeemed	(160,523)

Change in net assets resulting from capital transactions	2,197,585

Change in net assets	2,221,264
Net Assets:
Beginning of period	—

End of period	$2,221,264

Accumulated net investment income (loss)	$(235)

Share Transactions:
Issued	77,872
Redeemed	(5,294)

Change in shares	72,578

(a)	Commencement of operations

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Large-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the period May 3, 2004 through June 30, 2004
Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	0.63

Total income (loss) from investment activities	0.61

Net Asset Value, End of Period	$30.61

Total Return	2.03	%(c)
Ratios to Average Net Assets:
Expenses (d)	1.98%
Net investment income (loss)(d)	(0.32)%
Supplemental Data:
Net assets, end of period (000’s)	$2,221
Portfolio turnover rate(e)	13	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments June 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (64.9%)
3M Co.	60	$5,401
Abbott Laboratories	117	4,769
Adobe Systems, Inc.	18	837
AES Corp. *	48	477
Agilent Technologies, Inc. *	36	1,054
Allegheny Technologies, Inc.	6	108
Allergan, Inc.	9	806
Altera Corp. *	27	600
Altria Group, Inc.	156	7,808
American Express Co.	96	4,932
American Standard Cos. *	15	605
Amgen, Inc. *	96	5,239
Analog Devices, Inc.	27	1,271
Anheuser-Busch Companies, Inc.	60	3,240
Apollo Group, Inc.—Class A*	12	1,059
Applied Materials, Inc. *	129	2,531
Autodesk, Inc.	9	385
Automatic Data Processing, Inc.	45	1,885
AutoZone, Inc. *	6	481
Avaya, Inc. *	33	521
Avery Dennison Corp.	9	576
Avon Products, Inc.	36	1,661
Ball Corp.	3	216
Bard (C.R.), Inc.	9	510
Baxter International, Inc.	45	1,553
Becton, Dickinson & Co.	18	932
Bed Bath & Beyond, Inc. *	24	923
Best Buy Co., Inc.	24	1,218
Biomet, Inc.	18	800
BJ Services Co. *	12	550
Black & Decker Corp.	6	373
Block H & R, Inc.	12	572
Boeing Co.	63	3,219
Boston Scientific Corp. *	63	2,696
Bristol-Myers Squibb Co.	147	3,602
Broadcom Corp.—Class A*	24	1,122
Brown-Forman Corp.	9	434
Campbell Soup Co.	30	806
Cardinal Health, Inc.	33	2,312
Caterpillar, Inc.	27	2,145
Cintas Corp.	12	572
Cisco Systems, Inc. *	513	12,158
Citrix Systems, Inc. *	12	244
Clorox Co.	15	807
Coca-Cola Co.	186	9,390
Colgate-Palmolive Co.	39	2,280
Danaher Corp.	24	1,244
Dell, Inc. *	192	6,877
Delphi Automotive Systems Corp.	42	449
Delta Air Lines, Inc. *	9	64
Deluxe Corp.	3	131
Dollar General Corp.	24	469
Dow Chemical Co.	72	2,930
Dow Jones & Company, Inc.	6	271
Du Pont (E.I.) de Nemours	75	3,331
eBay, Inc. *	51	4,689
Ecolab, Inc.	18	571
Electronic Arts, Inc. *	24	1,309
Eli Lilly & Co.	87	6,082
Emerson Electric Co.	33	2,097
Equifax, Inc.	9	223
Express Scripts, Inc.—Class A*	6	475
Family Dollar Stores, Inc.	12	365
Fannie Mae	72	5,138
Federated Investors, Inc.—Class B	9	273
First Data Corp.	66	2,938
Forest Laboratories, Inc. *	27	1,529
Fortune Brands, Inc.	12	905
Freeport-McMoRan Copper & Gold, Inc.—Class B	12	398
Gap, Inc	69	1,673
General Electric Co.	786	25,466
Gillette Co.	75	3,180
Guidant Corp.	24	1,341
Halliburton Co.	33	999
Harley-Davidson, Inc.	21	1,301
Heinz (H.J.) Co.	27	1,058
Hercules, Inc. *	9	110
Hershey Foods Corp.	21	972
Home Depot, Inc.	168	5,914
IMS Health, Inc.	18	422
Intel Corp.	489	13,497
International Business Machines Corp.	129	11,372
International Flavors & Fragrances, Inc.	6	224
International Game Technology	27	1,042
Intuit, Inc. *	15	579
Johnson & Johnson	225	12,533
Kellogg Co.	30	1,256
Kimberly-Clark Corp.	39	2,569
KLA-Tencor Corp. *	15	741
Knight Ridder, Inc.	6	432
Kohls Corp. *	27	1,142
Lexmark International Group, Inc. *	9	869
Linear Technology Corp.	24	947
Lowe’s Cos., Inc.	60	3,153
Lucent Technologies, Inc. *	324	1,225
Marsh & McLennan Companies, Inc.	39	1,770
Maxim Integrated Products, Inc.	24	1,258
Maytag Corp.	6	147
McCormick & Co., Inc.	9	306
McGraw-Hill Companies, Inc.	15	1,148
Medtronic, Inc.	93	4,531
Merck & Co., Inc.	168	7,980
Mercury Interactive Corp. *	6	299
Meredith Corp.	3	165
Microsoft Corp.	819	23,390
Millipore Corp. *	3	169
Monster Worldwide, Inc. *	9	231
Moody’s Corp.	12	776
Mylan Laboratories, Inc.	21	425
National Semiconductor Corp. *	27	594
Navistar International Corp. *	6	233
Network Appliance, Inc. *	27	581
New York Times Co.—Class A	12	537
Nextel Communications, Inc.—Class A*	84	2,239
Nike, Inc.—Class B	21	1,591
North Fork Bancorp, Inc.	12	457
Omnicom Group	15	1,138
Oracle Corp. *	393	4,688
Pactiv Corp. *	12	299

See accompanying notes to the financial statements.

8

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Parametric Technology Corp. *	21	$105
Paychex, Inc.	30	1,016
PepsiCo, Inc.	129	6,951
Pfizer, Inc.	579	19,847
Pitney Bowes, Inc.	18	797
PMC-Sierra, Inc. *	12	172
Praxair, Inc.	24	958
Procter & Gamble Co.	192	10,452
Qualcomm, Inc.	60	4,379
Qwest Communications International, Inc. *	135	485
RadioShack Corp.	12	344
Robert Half International, Inc.	12	357
Rockwell Collins, Inc.	12	400
Sara Lee Corp.	60	1,379
Schlumberger, Ltd	45	2,858
Sealed Air Corp. *	6	320
Sherwin-Williams Co.	12	499
Sigma-Aldrich Corp.	6	358
Simon Property Group, Inc.REIT	15	771
SLM Corp	33	1,335
Solectron Corp. *	72	466
St. Jude Medical, Inc. *	12	908
Staples, Inc.	39	1,143
Starbucks Corp. *	30	1,304
Stryker Corp.	30	1,650
Symantec Corp. *	24	1,051
Symbol Technologies, Inc.	18	265
Sysco Corp.	48	1,722
T. Rowe Price Group, Inc.	9	454
Teradyne, Inc. *	15	341
Texas Instruments, Inc.	132	3,192
The Pepsi Bottling Group, Inc.	21	641
TJX Companies, Inc.	39	941
United Parcel Service, Inc. - Class B	84	6,314
United Technologies Corp.	39	3,567
UnitedHealth Group, Inc.	48	2,988
UST, Inc	12	432
Wal-Mart Stores, Inc.	324	17,093
Walgreen Co.	78	2,824
Waters Corp. *	9	430
Wrigley (WM.) JR Co.	18	1,135
Wyeth	102	3,688
Xilinx, Inc.	27	899
Yahoo!, Inc. *	102	3,706
YUM! Brands, Inc. *	21	782
Zimmer Holdings, Inc. *	18	1,588

TOTAL COMMON STOCKS (Cost $397,655)		400,714

TOTAL INVESTMENT SECURITIES (Cost $397,655) - 64.9%		400,714
Net other assets (liabilities) - 35.1%		217,174

NET ASSETS - 100.0%		$617,888

ProFund VPLarge-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	0.1%
Beverages	3.3%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.5%
Commercial Services	0.7%
Computers	3.2%
Cosmetics/Personal Care	3.3%
Diversified Financial Services	2.0%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Entertainment	0.2%
Food	1.4%
Hand/Machine Tools	0.1%
Healthcare - Products	4.6%
Healthcare - Services	0.5%
Home Furnishings	0.1%
Household Products/Housewares	0.4%
Insurance	0.3%
Internet	1.6%
Iron/Steel	0.1%
Leisure Time	0.2%
Machinery–Construction & Mining	0.3%
Media	0.4%
Mining	0.1%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.1%
Oil & Gas Services	0.7%
Packaging & Containers	0.1%
Pharmaceuticals	8.1%
Real Estate Investment Trust	0.1%
Retail	6.3%
Semiconductors	4.4%
Software	6.0%
Telecommunications	3.4%
Textiles	0.1%
Transportation	1.0%
Other**	35.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements, options purchased, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

9

PROFUNDS VP

ProFund VP Large-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

Assets:
Investment securities, at value (cost $397,655)	$400,714
Cash	260,340
Dividends receivable	181
Receivable for capital shares issued	223,767

Total Assets	885,002

Liabilities:
Payable for investments purchased	266,687
Advisory fees payable	88
Management services fees payable	17
Distribution fees payable	29
Other accrued expenses	293

Total Liabilities	267,114

Net Assets	$617,888

Net Assets consist of:
Capital	$614,839
Accumulated net investment income (loss)	(64)
Accumulated net realized gains (losses) on investments	54
Net unrealized appreciation (depreciation) on investments	3,059

Net Assets	$617,888

Shares of Beneficial Interest Outstanding	20,207

Net Asset Value (offering and redemption price per share)	$30.58

Statement of Operations
For the period May 3, 2004(a) through June 30, 2004
Investment Income:
Dividends	$364

Expenses:
Advisory fees	162
Management services fees	32
Administration fees	8
Transfer agency and administrative service fees	3
Distribution fees	29
Custody fees	148
Fund accounting fees	40
Other fees	6

Total Expenses	428

Net Investment Income (Loss)	(64)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54
Change in net unrealized appreciation/depreciation on investments	3,059

Net Realized and Unrealized Gains (Losses) on Investments	3,113

Change in Net Assets Resulting from Operations	$3,049

(a)	Commencement of operations

See accompanying notes to the financial statements.

10

PROFUNDS VP

ProFund VP Large-Cap Growth

Statement of Changes in Net Assets
For the period May 3, 2004 through June 30, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(64)
Net realized gains (losses) on investments	54
Change in net unrealized appreciation/depreciation on investments	3,059

Change in net assets resulting from operations	3,049

Capital Transactions:
Proceeds from shares issued	631,371
Cost of shares redeemed	(16,532)

Change in net assets resulting from capital transactions	614,839

Change in net assets	617,888
Net Assets:
Beginning of period	—

End of period	$617,888

Accumulated net investment income (loss)	$(64)

Share Transactions:
Issued	20,752
Redeemed	(545)

Change in shares	20,207

(a)	Commencement of operations

See accompanying notes to the financial statements.

11

PROFUNDS VP

ProFund VP Large-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the period May 3, 2004 through June 30, 2004
Net Asset Value, Beginning of Period	$30.00
Investment Activities:
Net investment income (loss)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	0.59

Total income (loss) from investment activities	0.58

Net Asset Value, End of Period	$30.58

Total Return	1.93	%(c)
Ratios to Average Net Assets:
Expenses(d)	1.98%
Net investment income (loss)(d)	(0.30)%
Supplemental Data:
Net assets, end of period (000’s)	$618
Portfolio turnover rate(e)	1	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc.*	8,024	$191,934
A.M. Castle & Co.*	9,027	97,040
A.T. Cross Co.—Class A*	9,027	43,059
AAR Corp.*	19,057	216,297
ABM Industries, Inc.	29,087	566,324
Actel Corp.*	15,045	278,332
Action Performance Companies, Inc.	11,033	166,267
Adaptec, Inc.*	64,192	543,064
Advanced Marketing Services, Inc.	11,033	142,436
Aeroflex, Inc.*	43,129	618,039
Agilysys, Inc.	19,057	262,796
Albany International Corp.—Class A	19,057	639,553
Alliance Semiconductor Corp.*	21,063	125,325
Alpharma, Inc.	31,093	636,785
American Italian Pasta Co.	11,033	336,286
American States Water Co.	9,027	209,787
AMERIGROUP Corp.*	14,042	690,866
Analogic Corp.	8,024	340,458
Anchor BanCorp Wisconsin, Inc.	13,039	344,751
Angelica Corp.	5,015	125,927
Anixter International, Inc.	21,063	716,774
Apogee Enterprises, Inc.	16,048	166,899
Applica, Inc.*	14,042	124,974
Applied Industrial Technologies, Inc.	11,033	332,314
AptarGroup, Inc.	21,063	920,243
Arch Chemicals, Inc.	14,042	404,690
Arkansas Best Corp.	15,045	495,281
ArQule, Inc.*	17,051	89,859
Ashworth, Inc.*	8,024	66,679
Astec Industries, Inc.*	12,036	226,638
Atlantic Coast Airlines Holdings, Inc.*	26,078	149,688
Atmos Energy Corp.	31,093	795,670
Atwood Oceanics, Inc.*	8,024	335,002
Audiovox Corp.—Class A*	13,039	220,098
Avista Corp.	28,084	517,307
Aztar Corp.*	20,060	561,680
BankUnited Financial Corp.—Class A*	18,054	465,793
Barnes Group, Inc.	13,039	377,870
Bassett Furniture Industries, Inc.	7,021	152,777
Belden, Inc.	15,045	322,415
Bell Microproducts, Inc.*	16,048	129,828
Benchmark Electronics, Inc.*	24,072	700,495
Black Box Corp.	10,030	474,018
Boston Communications Group, Inc.*	11,033	113,088
Boston Private Financial Holdings, Inc.	16,048	371,672
Bowne & Co., Inc.	20,060	317,951
Brookline Bancorp, Inc.	34,102	500,276
Brooktrout, Inc.—Class B*	8,024	86,739
Brown Shoe Company, Inc.	11,033	451,581
Brush Wellman, Inc.*	10,030	189,567
Buckeye Technologies, Inc.*	22,066	253,759
Building Materials Holding Corp.	8,024	151,894
Burlington Coat Factory Warehouse Corp.	26,078	503,305
C&D Technologies, Inc.	15,045	268,252
C-COR.net Corp.*	25,075	258,022
Cable Design Technologies Corp.*	25,075	265,795
CACI International, Inc.—Class A*	17,051	689,542
Cambrex Corp.	15,045	379,585
Capital AutomotiveREIT	21,063	617,778
Captaris, Inc.*	19,057	123,108
Caraustar Industries, Inc.*	17,051	240,590
Carpenter Technology Corp.	13,039	443,978
Cascade Natural Gas Corp.	7,021	154,953
Casey’s General Stores, Inc.	29,087	532,292
Cash America International, Inc.	17,051	392,173
Cato Corp.—Class A	12,036	270,208
CDI Corp.	11,033	381,742
Central Parking Corp.	21,063	393,667
Central Vermont Public Service Corp.	7,021	143,860
CH Energy Group, Inc.	9,027	419,214
Checkpoint Systems, Inc.*	22,066	395,643
Chemed Corp.	7,021	340,519
Chesapeake Corp.	11,033	294,360
Chittenden Corp.	22,066	775,620
Ciber, Inc.*	35,105	288,563
Cima Labs, Inc.*	9,027	304,481
Cimarex Energy Co.*	24,072	727,697
CLECO Corp.	28,084	504,950
Cleveland-Cliffs, Inc.*	6,018	339,355
Coachmen Industries, Inc.	9,027	144,342
Coherent, Inc.*	18,054	538,912
Cohu, Inc.	13,039	248,263
Colonial Properties TrustREIT	16,048	618,329
Commercial Federal Corp.	24,072	652,351
Commercial Metals Co.	17,051	553,305
Commercial NET Lease RealtyREIT	30,090	517,548
Commonwealth Industries, Inc.*	9,027	93,339
Concord Camera Corp.*	17,051	56,268
CONMED Corp.*	17,051	467,197
Consolidated Graphics, Inc.*	8,024	353,457
Corn Products International, Inc.	21,063	980,482
Cross Country Healthcare, Inc.*	19,057	345,885
Cryolife, Inc.*	14,042	74,001
CTS Corp.	21,063	254,020
Cubic Corp.	16,048	335,885
Curative Health Services, Inc.*	8,024	69,488
Curtiss-Wright Corp.	12,036	676,303
Datascope Corp.	9,027	358,282
Delphi Financial Group, Inc.—Class A	18,054	803,402
Department 56, Inc.*	8,024	123,570
Digi International, Inc.*	13,039	139,778
DIMON, Inc.	26,078	149,166
Downey Financial Corp.	16,048	854,557
Dress Barn, Inc.*	17,051	291,913
Drill-Quip, Inc.*	10,030	187,561
DRS Technologies, Inc.*	15,045	479,936
Duane Reade, Inc.*	14,042	229,306
DuPont Photomasks, Inc.*	11,033	224,301
EDO Corp.	12,036	290,308
eFunds Corp.*	28,084	491,470
El Paso Electric Co.*	28,084	433,617
Electro Scientific Industries, Inc.*	16,048	454,319
EMCOR Group, Inc.*	9,027	397,007
Energen Corp.	21,063	1,010,814
Enesco Group, Inc.*	8,024	71,895
Entertainment Properties TrustREIT	13,039	466,014
EPIQ Systems, Inc.*	10,030	145,435
ESS Technology, Inc.*	23,069	247,069
Esterline Technologies Corp.*	12,036	355,423
Exar Corp.*	24,072	352,895

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Fedders Corp.	18,054	$78,535
Financial Federal Corp.*	10,030	353,658
First Republic Bank	9,027	388,883
FirstFed Financial Corp.*	10,030	417,248
Flagstar Bancorp, Inc.	36,108	717,827
Flowers Foods, Inc.	26,078	681,940
Frontier Airlines, Inc.*	21,063	229,165
Fuller (H.B.) Co.	17,051	484,249
G&K Services, Inc.	12,036	483,726
Gables Residential TrustREIT	17,051	579,393
Gardner Denver, Inc.*	12,036	335,804
GenCorp, Inc.	26,078	349,184
General Communication, Inc.—Class A*	33,099	262,806
Gerber Scientific, Inc.*	13,039	92,055
Glenborough Realty Trust, Inc.REIT	19,057	349,696
Goody’s Family Clothing, Inc.	19,057	197,621
Great Atlantic & Pacific Tea Co.*	23,069	176,709
Green Mountain Power Corp.	3,009	78,535
Group 1 Automotive, Inc.*	13,039	433,026
Gymboree Corp.*	18,054	277,309
Haggar Corp.	4,012	80,842
Hain Celestial Group, Inc.*	21,063	381,240
Hancock Fabrics, Inc.	11,033	140,671
Haverty Furniture Companies, Inc.	13,039	227,922
Hooper Holmes, Inc.	38,114	218,774
Hughes Supply, Inc.	18,054	1,063,923
Hutchinson Technology, Inc.*	15,045	369,957
IHOP Corp.	13,039	466,275
IMCO Recycling, Inc.*	9,027	119,337
Information Holdings, Inc.*	12,036	329,425
Insight Enterprises, Inc.*	28,084	498,772
Insituform Technologies, Inc.—Class A*	16,048	261,101
Insurance Auto Auctions, Inc.*	7,021	119,357
Interface, Inc.*	30,090	262,686
Intermet Corp.	15,045	64,694
Internet Security Systems, Inc.*	28,084	430,808
Invacare Corp.	18,054	807,375
Investment Technology Group, Inc.*	26,078	333,538
Ionics, Inc.*	13,039	368,352
Irwin Financial Corp.	17,051	450,146
J&J Snack Foods Corp.*	5,015	204,762
Jack in the Box, Inc.*	21,063	625,571
JAKKS Pacific, Inc.*	15,045	312,785
JDA Software Group, Inc.*	17,051	224,562
JLG Industries, Inc.	26,078	362,223
Jo-Ann Stores, Inc.*	13,039	383,347
K2, Inc.*	24,072	377,931
Kaman Corp.—Class A	13,039	182,416
Kansas City Southern Industries, Inc.*	37,111	575,221
Kellwood Co.	16,048	698,890
Kilroy Realty Corp.REIT	17,051	581,439
Kirby Corp.*	14,042	546,234
La-Z-Boy, Inc.	30,090	541,018
Laclede Group, Inc.	12,036	329,907
LandAmerica Financial Group, Inc.	11,033	429,515
Landry’s Restaurants, Inc.	16,048	479,675
Lawson Products, Inc.	6,018	229,587
Lennox International, Inc.	34,102	617,246
Lexington Corporate Properties TrustREIT	28,084	559,152
Libbey, Inc.	8,024	222,746
Linens ‘n Things, Inc.*	26,078	764,346
Lone Star Steakhouse & Saloon, Inc.	12,036	327,259
Lone Star Technologies, Inc.*	17,051	469,926
Longs Drug Stores Corp.	22,066	526,715
Lydall, Inc.*	9,027	88,194
M.D.C. Holdings, Inc.	19,057	1,212,215
MAF Bancorp, Inc.	19,057	813,353
MagneTek, Inc.*	17,051	142,205
ManTech International Corp.—Class A*	19,057	357,700
Marcus Corp.	17,051	294,130
Material Sciences Corp.*	8,024	85,456
Maximus, Inc.*	13,039	462,363
Meade Instruments Corp.*	12,036	38,395
Meritage Corp.*	8,024	552,051
Mesa Air Group, Inc.*	19,057	154,171
Methode Electronics, Inc.—Class A	21,063	273,187
Mobile Mini, Inc.*	8,024	227,962
Moog, Inc.—Class A*	15,045	558,320
Movie Gallery, Inc.	20,060	392,173
Mueller Industries, Inc.	20,060	718,148
Myers Industries, Inc.	18,054	254,561
Nasch-Finch Co.	7,021	175,736
National Presto Industries, Inc.	4,012	165,415
Nautilus Group, Inc.	19,057	371,802
NCO Group, Inc.*	18,054	481,861
Network Equipment Technologies, Inc.*	14,042	114,583
New Jersey Resources Corp.	16,048	667,276
Northwest Natural Gas Co.	16,048	489,464
NUI Corp.	9,027	131,794
NYFIX, Inc.*	19,057	93,189
O’Charley’s, Inc.*	12,036	206,899
Oceaneering International, Inc.*	15,045	515,290
Offshore Logistics, Inc.*	13,039	366,657
OM Group, Inc.*	17,051	562,855
On Assignment, Inc.*	15,045	88,766
Orthodontic Centers of America, Inc.*	29,087	238,223
Osteotech, Inc.*	10,030	65,095
Owens & Minor, Inc.	23,069	597,487
PAREXEL International Corp.*	15,045	297,891
Park Electrochemical Corp.	12,036	303,909
Paxar Corp.*	23,069	450,307
PC-Tel, Inc.*	12,036	142,025
Pegasus Systems, Inc.*	14,042	184,371
Penford Corp.	5,015	88,013
Pep Boys-Manny, Moe & Jack	35,105	889,913
Performance Food Group Co.*	27,081	718,730
Pericom Semiconductor Corp.*	15,045	161,132
Philadelphia Consolidated Holding Corp.*	13,039	783,252
Phillips-Van Heusen Corp.	18,054	347,540
Phoenix Technologies, Ltd.*	14,042	98,154
Photronics, Inc.*	19,057	360,939
Piedmont Natural Gas Company, Inc.	22,066	942,218
Pinnacle Entertainment, Inc.*	21,063	265,604
Pinnacle Systems, Inc.*	40,120	286,858
Piper Jaffray*	12,036	544,388
Planar Systems, Inc.*	9,027	120,872
PolyOne Corp.*	54,162	402,965
Pope & Talbot, Inc.	9,027	178,464
Presidential Life Corp.	17,051	307,259

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PRG-Schultz International, Inc.*	36,108	$197,511
Prime Hospitality Corp.*	26,078	276,948
ProAssurance Corp.*	17,051	581,610
Provident Bankshares Corp.	19,057	549,604
Province Healthcare Co.*	29,087	498,842
QRS Corp.*	9,027	59,127
Quaker Chemical Corp.	6,018	166,217
Quanex Corp.	10,030	488,461
Radiant Systems, Inc.*	15,045	70,561
RadiSys Corp.*	11,033	204,883
Ralcorp Holdings, Inc.*	17,051	600,195
Regal-Beloit Corp.	14,042	312,575
RehabCare Group, Inc.*	9,027	240,389
Reliance Steel & Aluminum Co.	19,057	768,378
Remington Oil & Gas Corp.*	16,048	378,733
Republic Bancorp, Inc.	37,111	515,843
Riggs National Corp.	17,051	360,117
RLI Corp.	15,045	549,143
Robbins & Myers, Inc.	8,024	180,139
Rock-Tenn Co.	21,063	357,018
Roxio, Inc.*	20,060	98,495
RTI International Metals, Inc.*	12,036	191,974
Rudolph Technologies, Inc.*	10,030	182,446
Russ Berrie & Company, Inc.	12,036	233,859
Russell Corp.	19,057	342,264
Ryans Restaurant Group, Inc.*	25,075	396,185
Ryerson Tull, Inc.	15,045	238,915
Savient Pharmaceuticals, Inc.*	35,105	87,060
School Specialty, Inc.*	11,033	400,608
Schulman (A.), Inc.	18,054	387,980
Schweitzer-Mauduit International, Inc.	9,027	276,497
SCM Microsystems, Inc.*	9,027	58,676
SCPIE Holdings, Inc.	6,018	54,764
Seacoast Financial Services Corp.	18,054	624,668
SEACOR SMIT, Inc.*	11,033	484,680
Selective Insurance Group, Inc.	16,048	639,994
Shaw Group, Inc.*	37,111	375,934
Shopko Stores, Inc.*	17,051	241,101
Shurgard Storage Centers, Inc.—Class AREIT	27,081	1,012,830
Skyline Corp.	5,015	203,860
SkyWest, Inc.	34,102	593,716
Skyworks Solutions, Inc.*	87,261	761,788
Smith (A.O.) Corp.	17,051	542,051
Sola International, Inc.*	19,057	328,352
Sourcecorp*	9,027	248,423
South Financial Group, Inc.	35,105	994,876
Southern Union Co.*	43,129	909,159
Southwest Gas Corp.	20,060	484,048
Spherion Corp.*	35,105	355,965
Spinnaker Exploration Co.*	20,060	789,962
SPSS, Inc.*	10,030	180,239
Standard Microsystems Corp.*	11,033	257,290
Standard Motor Products, Inc.	12,036	177,290
Standard Pacific Corp.	20,060	988,958
Standard Register Co.	17,051	202,907
Standex International Corp.	7,021	190,971
Steel Dynamics, Inc.*	29,087	832,760
Steel Technologies, Inc.	7,021	155,024
Sterling Bancshares, Inc.	26,078	370,047
Sterling Financial Corp.*	13,039	415,553
Stewart & Stevenson Services, Inc.	17,051	305,554
Stewart Information Services Corp.	11,033	372,584
Stone Energy Corp.*	16,048	733,072
Stride Rite Corp.	23,069	254,451
Sunrise Assisted Living, Inc.*	12,036	471,089
Supertex, Inc.*	8,024	131,112
Susquehanna Bancshares, Inc.	27,081	681,358
Swift Energy Co.*	16,048	354,019
SWS Group, Inc.	10,030	153,459
Symmetricom, Inc.*	26,078	232,094
TBC Corp.*	13,039	310,328
Technitrol, Inc.*	24,072	527,177
Texas Industries, Inc.	12,036	495,522
The Men’s Wearhouse, Inc.*	21,063	555,853
Theragenics Corp.*	18,054	83,409
Thomas Industries, Inc.	10,030	332,996
THQ, Inc.*	23,069	528,279
Three-Five Systems, Inc.*	12,036	61,384
Timken Co.	52,156	1,381,612
Tollgrade Communications, Inc.*	8,024	85,215
Too, Inc.*	20,060	335,002
Tower Automotive, Inc.*	34,102	124,131
Tredegar Corp.	22,066	355,925
Triumph Group, Inc.*	9,027	288,232
UGI Corp.	30,090	965,890
UICI*	27,081	644,799
UIL Holdings Corp.	8,024	390,689
Ultimate Electronics, Inc.*	9,027	44,593
Ultratech Stepper, Inc.*	14,042	228,604
Umpqua Holdings Corp.	17,051	357,900
Unisource Energy Corp.	20,060	498,491
United Bankshares, Inc.	25,075	814,938
United Stationers, Inc.*	20,060	796,784
Universal Forest Products, Inc.	10,030	323,468
URS Corp.*	25,075	687,055
US Oncology, Inc.*	50,150	738,208
USF Corp.	16,048	563,766
Valmont Industries, Inc.	14,042	321,562
Veritas DGC, Inc.*	20,060	464,389
Verity, Inc.*	22,066	298,112
Viasys Healthcare, Inc.*	18,054	377,509
Vital Signs, Inc.	7,021	203,890
Volt Information Sciences, Inc.*	9,027	284,441
W-H Energy Services, Inc.*	16,048	314,541
Waste Connections, Inc.*	25,076	743,739
Watsco, Inc.	16,048	450,467
Watts Industries, Inc.—Class A	19,057	513,586
Wausau-Mosinee Paper Corp.	30,090	520,556
Waypoint Financial Corp.	19,057	525,783
Wellman, Inc.	19,057	154,933
Wet Seal, Inc.—Class A*	18,054	94,422
Whitney Holding Corp.	24,072	1,075,297
Wolverine Tube, Inc.*	7,021	76,529
Woodward Governor Co.	7,021	506,284
World Acceptance Corp.*	11,033	202,235
Yellow Roadway Corp.*	28,084	1,119,428
Zale Corp.*	30,090	820,253
Zenith National Insurance Corp.	11,033	536,204

TOTAL COMMON STOCKS (Cost $122,217,402)		137,593,992

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

U.S. Government Agency Obligations (0.2%)

	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$305,000	$305,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $305,000)		305,000

TOTAL INVESTMENT SECURITIES
(Cost $122,522,402)—100.1%		137,898,992
Net other assets (liabilities)—(0.1)%		(102,140)

NET ASSETS—100.0%		$137,796,852

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Aerospace/Defense		2.3%
Agriculture		0.1%
Airlines		0.8%
Apparel		1.5%
Auto Parts & Equipment		0.5%
Banks		6.6%
Biotechnology		0.4%
Building Materials		1.2%
Chemicals		1.9%
Commercial Services		3.5%
Computers		1.5%
Distribution/Wholesale		2.4%
Diversified Financial Services		1.2%
Electric		2.2%
Electrical Components & Equipment		0.5%
Electronics		4.3%
Engineering & Construction		1.0%
Entertainment		0.2%
Environmental Control		0.9%
Food		3.1%
Forest Products & Paper		1.3%
Gas		4.9%
Hand/Machine Tools		0.2%
Healthcare—Products		2.3%
Healthcare—Services		2.1%
Home Builders		2.3%
Home Furnishings		0.7%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		4.1%
Internet		0.7%
Iron/Steel		2.1%
Leisure Time		0.7%
Lodging		0.8%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.6%
Media		0.4%
Medical—Biomedical/Genetic		0.1%
Metal Fabricate/Hardware		3.1%
Mining		0.3%
Miscellaneous Manufacturing		2.0%
Office/Business Equipment		0.2%
Oil & Gas		2.8%
Oil & Gas Services		1.6%
Packaging & Containers		0.2%
Pharmaceuticals		0.7%
Real Estate Investment Trust		3.8%
Retail		8.8%
Savings & Loans		3.8%
Semiconductors		2.6%
Software		1.9%
Storage/Warehousing		0.2%
Telecommunications		2.8%
Textiles		0.4%
Toys/Games/Hobbies		0.4%
Transportation		2.7%
Water		0.2%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $122,522,402)	$137,898,992
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	77,067
Receivable for investments sold	156,589
Receivable for capital shares issued	6,899,504
Variation margin on futures contracts	440
Prepaid expenses	758

Total Assets	145,041,124

Liabilities:
Cash overdraft	394
Payable for investments purchased	7,043,518
Payable for capital shares redeemed	6
Advisory fees payable	58,429
Management services fees payable	11,686
Administration fees payable	2,509
Administrative services fees payable	38,964
Distribution fees payable	19,491
Other accrued expenses	69,275

Total Liabilities	7,244,272

Net Assets	$137,796,852

Net Assets consist of:
Capital	$129,846,272
Accumulated net investment income (loss)	(339,510)
Accumulated net realized gains (losses) on investments	(7,091,372)
Net unrealized appreciation (depreciation) on investments	15,381,462

Net Assets	$137,796,852

Shares of Beneficial Interest Outstanding	4,390,003

Net Asset Value (offering and redemption price per share)	$31.39

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$595,918
Interest	939

Total Investment Income	596,857

Expenses:
Advisory fees	357,130
Management services fees	71,427
Administration fees	18,855
Transfer agency and administrative service fees	262,559
Distribution fees	119,043
Custody fees	51,604
Fund accounting fees	30,478
Other fees	25,271

Total Expenses	936,367

Net Investment Income (Loss)	(339,510)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,198,679)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,620,660

Net Realized and Unrealized Gains (Losses) on Investments	426,929

Change in Net Assets Resulting from Operations	$87,419

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(339,510)	$(345,470)
Net realized gains (losses) on investments	(2,193,731)	(11,205)
Change in net unrealized appreciation/depreciation on investments	2,620,660	11,854,371

Change in net assets resulting from operations	87,419	11,497,696

Capital Transactions:
Proceeds from shares issued	558,683,185	495,634,985
Cost of shares redeemed	(568,147,784)	(389,124,083)

Change in net assets resulting from capital transactions	(9,464,599)	106,510,902

Change in net assets	(9,377,180)	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$137,796,852	$147,174,032

Accumulated net investment income (loss)	$(339,510)	$—

Share Transactions:
Issued	18,441,165	19,628,028
Redeemed	(19,131,002)	(15,903,875)

Change in shares	(689,837)	3,724,153

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.11	)(b)	(0.22	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	2.53		7.68		(8.40)

Total income (loss) from investment activities	2.42		7.46		(8.49)

Net Asset Value, End of Period	$31.39		$28.97		$21.51

Total Return	8.35	%(c)	34.68%		(28.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	19.7%		2.08%		2.45%
Net expenses(d)	1.97%		1.98%		1.98%
Net investment income (loss)(d)	(0.71)%		(0.87)%		(0.61)%
Supplemental Data:
Net assets, end of period (000’s)	$137,797		$147,174		$29,165
Portfolio turnover rate(e)	509	%(c)	906%		1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Aaron Rents, Inc.	17,010	$563,711
Accredo Health, Inc.*	25,515	993,809
Acuity Brands, Inc.	21,870	590,490
Administaff, Inc.*	14,580	242,028
Advanced Energy Industries, Inc.*	17,010	267,397
Advanced Medical Optics, Inc.*	15,795	672,393
ADVO, Inc.	15,795	519,971
American Healthways, Inc.*	17,010	452,806
American Medical Systems Holdings, Inc.*	17,010	573,237
AmSurg Corp.*	15,795	396,928
ANSYS, Inc.*	8,505	399,735
Arbitron, Inc.*	15,795	576,833
Arctic Cat, Inc.	10,935	301,041
Argosy Gaming Co.*	15,795	593,892
Armor Holdings, Inc.*	17,010	578,340
Artesyn Technologies, Inc.*	20,655	185,895
ArthroCare Corp.*	10,935	317,990
ATMI, Inc.*	17,010	464,543
Avid Technology, Inc.*	17,010	928,235
Axcelis Technologies, Inc.*	52,245	649,928
Baldor Electric Co.	17,010	397,184
Bally Total Fitness Holding Corp.*	18,225	91,125
BEI Technologies, Inc.	7,290	206,380
Bel Fuse, Inc.—Class B	6,075	253,328
Biolase Technology, Inc.*	13,365	179,893
Biosite Diagnostics, Inc.*	8,505	382,045
Brady Corp.—Class A	12,150	560,115
Briggs & Stratton Corp.	12,150	1,073,452
Brooks Automation, Inc.*	23,085	465,163
Cabot Oil & Gas Corp.	17,010	719,523
Cal Dive International, Inc.*	20,655	626,260
CARBO Ceramics, Inc.	8,505	580,466
Carreker Corp.*	13,365	133,917
Catapult Communications Corp.*	7,290	167,670
CEC Entertainment, Inc.*	19,440	573,674
Centene Corp.*	10,935	421,544
Century Aluminum Co.*	15,795	391,558
Cerner Corp.*	18,225	812,471
Champion Enterprises, Inc.*	36,450	334,611
Christopher & Banks Corp.	19,440	344,282
Clarcor, Inc.	13,365	612,117
Cognex Corp.	24,300	935,064
Coinstar, Inc.*	10,935	240,242
Commonwealth Telephone Enterprises, Inc.*	10,935	489,560
Community First Bankshares, Inc.	19,440	625,774
Concord Communications, Inc.*	9,720	110,905
Cooper Companies, Inc.	17,010	1,074,522
Cost Plus, Inc.*	10,935	354,841
CPI Corp.	4,860	71,539
Cuno, Inc.*	8,505	453,742
Cyberonics, Inc.*	12,150	405,324
Cymer, Inc.*	19,440	727,834
Daktronics, Inc.*	9,720	242,514
Delta & Pine Land Co.	20,655	453,377
Deltic Timber Corp.	6,075	233,280
Dendrite International, Inc.*	21,870	406,345
Diagnostic Products Corp.	15,795	694,032
Dime Community Bancshares, Inc.	19,440	339,811
Dionex Corp.*	10,935	603,284
DSP Group, Inc.*	15,795	430,256
East-West Bancorp, Inc.	26,730	820,611
EGL, Inc.*	24,300	646,380
Electronics Boutique Holdings Corp.*	12,150	320,031
ElkCorp	10,935	261,784
Engineered Support Systems, Inc.	13,365	781,986
Enzo Biochem, Inc.*	15,795	236,925
Essex Property Trust, Inc.REIT	12,150	830,453
Ethan Allen Interiors, Inc.	19,440	698,090
Evergreen Resources, Inc.*	23,085	932,634
FactSet Research Systems, Inc.	15,795	746,630
FEI Co.*	17,010	406,709
Filenet Corp.*	20,655	652,078
First BanCorp	20,655	841,691
First Midwest Bancorp, Inc.	24,300	855,603
Fleetwood Enterprises, Inc.*	27,945	406,600
FLIR Systems, Inc.*	18,225	1,000,552
Florida Rock Industries, Inc.	23,085	973,494
Forward Air Corp.*	10,935	408,969
Fossil, Inc.*	37,665	1,026,371
Fred’s, Inc.	20,655	456,269
Fremont General Corp.	40,095	707,677
Frontier Oil Corp.	13,365	283,204
Genesco, Inc.*	10,935	258,394
Georgia Gulf Corp.	17,010	609,978
Global Imaging Systems, Inc.*	12,150	445,419
Global Payments, Inc.	19,440	875,188
Gold Banc Corp., Inc.	20,655	320,153
Griffon Corp.*	15,795	351,913
Guitar Center, Inc.*	13,365	594,341
Haemonetics Corp.*	13,365	396,272
Harland (John H.) Co.	14,580	427,923
Harmonic, Inc.*	37,665	320,906
Headwaters, Inc.*	18,225	472,574
Heartland Express, Inc.	26,730	731,333
Heidrick & Struggles International, Inc.*	9,720	288,490
Helix Technology Corp.	13,365	285,075
Hibbet Sporting Goods, Inc.*	12,150	332,303
Hilb, Rogal & Hamilton Co.	19,440	693,619
Hologic, Inc.*	10,935	254,239
Hot Topic, Inc.*	24,300	497,907
Hudson United Bancorp	23,085	860,609
Hydril Co.*	12,150	382,725
Hyperion Solutions Corp.*	20,655	903,036
ICU Medical, Inc.*	7,290	244,434
IDEX Corp.	26,730	918,176
IDEXX Laboratories, Inc.*	18,225	1,147,081
Imagistics International, Inc.*	8,505	301,077
Immucor, Inc.*	10,935	355,934
INAMED Corp.*	18,225	1,145,440
Input/Output, Inc.*	38,880	322,315
Integra LifeSciences Holdings*	14,580	514,236
Inter-Tel, Inc.	13,365	333,724
Intermagnetics General Corp.*	8,505	289,425
Intrado, Inc.*	8,505	136,845
Invision Technologies, Inc.*	9,720	485,028
Itron, Inc.*	10,935	250,849
J. Jill Group, Inc.*	10,935	257,957
J2 Global Communications, Inc.*	12,150	337,770
K-Swiss, Inc.—Class A	18,225	368,327

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Kaydon Corp.	14,580	$450,959
Keithley Instruments, Inc.	8,505	188,386
Knight Transportation, Inc.*	19,440	558,511
Kopin Corp.*	36,450	186,260
Kroll, Inc.*	20,655	761,756
Kronos, Inc.*	15,795	650,754
Kulicke & Soffa Industries, Inc.*	26,730	292,961
LabOne, Inc.*	8,505	270,289
Labor Ready, Inc.*	21,870	338,985
Lance, Inc.	15,795	243,243
Landstar System, Inc.*	15,795	835,082
Lindsay Manufacturing Co.	6,075	145,922
Littelfuse, Inc.*	12,150	515,282
Macdermid, Inc.	15,795	534,661
Manhattan Associates, Inc.*	15,795	487,750
Manitowoc Co.	14,580	493,533
MapInfo Corp.*	10,935	115,911
Massey Energy Co.	40,095	1,131,080
Maverick Tube Corp.*	21,870	574,307
Medicis Pharmaceutical Corp.	30,375	1,213,480
MemberWorks, Inc.*	6,075	179,942
Mentor Corp.	21,870	749,922
Mercury Computer Systems, Inc.*	10,935	271,188
Merit Medical Systems, Inc.*	13,365	212,904
MGI Pharma, Inc.*	36,450	984,515
Micros Systems, Inc.*	9,720	466,268
Microsemi Corp.*	31,590	448,894
Midas, Inc.*	8,505	147,987
Midway Games, Inc.*	36,450	419,904
Milacron, Inc.*	26,730	106,920
Monaco Coach Corp.	15,795	444,945
MRO Software, Inc.*	13,365	181,898
Multimedia Games, Inc.*	14,580	391,036
Nature’s Sunshine Products, Inc.	7,290	103,810
NBTY, Inc.*	35,235	1,035,557
NDCHealth Corp.	19,440	451,008
Nelson (Thomas), Inc.	7,290	165,775
Netegrity, Inc.*	19,440	164,462
New Century Financial Corp.	18,225	853,295
Noven Pharmaceuticals, Inc.*	12,150	267,543
NVR, Inc.*	3,645	1,764,909
Odyssey Healthcare, Inc.*	19,440	365,861
Omnova Solutions, Inc.*	20,655	125,996
OshKosh B’Gosh, Inc.—Class A	6,075	151,693
Oshkosh Truck Corp.	18,225	1,044,475
Oxford Industries, Inc.	8,505	370,478
P.F. Chang’s China Bistro, Inc.*	13,365	549,970
Panera Bread Co.*	15,795	566,725
Papa John’s International, Inc.*	9,720	287,129
Patina Oil & Gas Corp.	37,665	1,125,054
Pediatrix Medical Group, Inc.*	13,365	933,545
Pharmaceutical Product Development, Inc.*	29,160	926,413
Photon Dynamics, Inc.*	8,505	298,270
Plains Resources, Inc.*	13,365	226,537
Polaris Industries, Inc.	23,085	1,108,079
PolyMedica Corp.	14,580	452,563
Possis Medical, Inc.*	9,720	331,938
Power Integrations, Inc.*	15,795	393,296
Prima Energy Corp.*	7,290	288,465
Priority Healthcare Corp.—Class B*	23,085	529,801
Progress Software Corp.*	19,440	421,265
Quiksilver, Inc.*	30,375	723,228
RARE Hospitality International, Inc.*	18,225	453,803
Rayovac Corp.*	18,225	512,123
Regeneron Pharmaceuticals, Inc.*	29,160	307,055
ResMed, Inc.*	18,225	928,746
Respironics, Inc.*	18,225	1,070,719
Rewards Network, Inc.*	13,365	120,285
Rogers Corp.*	8,505	594,500
Roper Industries, Inc.	19,440	1,106,135
SafeNet, Inc.*	1	15
Sanderson Farms, Inc.	10,935	586,335
SBS Technologies, Inc.*	8,505	136,675
ScanSource, Inc.*	6,075	360,977
SCP Pool Corp.	18,225	820,125
Select Comfort Corp.*	19,440	552,096
SERENA Software, Inc.*	23,085	440,693
Shuffle Master, Inc.*	12,150	441,167
Sierra Health Services, Inc.*	14,580	651,726
Simpson Manufacturing Co., Inc.	13,365	750,044
Sonic Corp.*	31,590	718,672
Southwest Bancorporation of Texas, Inc.	18,225	804,087
Southwestern Energy Co.*	19,440	557,345
St. Mary Land & Exploration Co.	14,580	519,777
StarTek, Inc.	7,290	260,982
Stein Mart, Inc.*	21,870	355,606
Sturm, Ruger & Co., Inc.	14,580	176,564
SurModics, Inc.*	9,720	239,501
Sybron Dental Special, Inc.*	20,655	616,552
Take-Two Interactive Software, Inc.*	23,085	707,324
TALX Corp.	7,290	178,095
Techne Corp.*	21,870	950,252
Teledyne Technologies, Inc.*	17,010	340,540
Tetra Tech, Inc.*	29,160	475,891
TETRA Technologies, Inc.*	12,150	326,228
The Children’s Place Retail Stores, Inc.*	14,580	342,922
The Steak n Shake Co.*	14,580	265,648
Toro Co.	13,365	936,486
Tractor Supply Co.*	20,655	863,791
Triarc Companies, Inc.	34,020	345,983
Trimble Navigation, Ltd.*	26,730	742,826
TrustCo Bank Corp. NY	38,880	509,328
UCBH Holdings, Inc.	24,300	960,335
Unit Corp.*	24,300	764,235
United Natural Foods, Inc.*	20,655	597,136
United Surgical Partners International, Inc.*	14,580	575,473
Urban Outfitters, Inc.*	20,655	1,258,095
Varian Semiconductor Equipment Associates, Inc.*	19,440	749,605
Veeco Instruments, Inc.*	15,795	407,669
ViaSat, Inc.*	13,365	333,457
Vicor Corp.*	21,870	399,565
Vintage Petroleum, Inc.	34,020	577,319
Wabash National Corp.*	18,225	502,099
Watson Wyatt & Company Holdings	17,010	453,317
WD-40 Co.	8,505	254,640
WebEx Communications, Inc.*	23,085	502,330
Websense, Inc.*	12,150	452,345

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Wilson Greatbatch Technologies, Inc.*	10,935	$305,633
Winnebago Industries, Inc.	18,225	679,428
Wintrust Financial Corp.	10,935	552,327
WMS Industries, Inc.*	15,795	470,691
Wolverine World Wide, Inc.	20,655	542,194
X-Rite, Inc.	10,935	158,995

TOTAL COMMON STOCKS (Cost $108,860,312)		124,081,064

TOTAL INVESTMENT SECURITIES (Cost $108,860,312)—99.9%		124,081,064
Net other assets (liabilities)—0.1%		95,420

NET ASSETS—100.0%		$124,176,484

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.4%
Aerospace/Defense		0.9%
Agriculture		0.4%
Apparel		1.7%
Auto Manufactures		1.2%
Banks		6.3%
Biotechnology		0.9%
Building Materials		1.6%
Chemicals		1.0%
Coal		1.3%
Commercial Services		4.2%
Computers		2.5%
Distribution/Wholesale		1.0%
Diversified Financial Services		0.7%
Electrical Components & Equipment		2.0%
Electronics		5.5%
Entertainment		0.8%
Environmental Control		0.4%
Food		1.1%
Forest Products & Paper		0.2%
Hand/Machine Tools		0.4%
Healthcare—Products		10.2%
Healthcare—Services		4.2%
Home Builders		2.9%
Home Furnishings		0.6%
Household Products/Wares		1.4%
Housewares		0.8%
Insurance		0.6%
Internet		1.2%
Leisure Time		1.9%
Machinery & Equipment		0.1%
Machinery—Diversified		2.8%
Media		0.1%
Metal Fabricate/Hardware		0.8%
Mining		0.3%
Miscellaneous Manufacturing		2.7%
Office/Business Equipment		0.2%
Oil & Gas		4.6%
Oil & Gas Services		2.2%
Pharmaceuticals		4.1%
Pipelines		0.2%
Real Estate Investment Trust		0.7%
Retail		8.5%
Savings & Loans		0.3%
Semiconductors		3.8%
Software		6.6%
Telecommunications		1.0%
Transportation		2.6%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $108,860,312)	$124,081,064
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	44,666
Receivable for investments sold	248,952
Receivable for capital shares issued	15,433,768
Variation margin on futures contracts	440
Prepaid expenses	763

Total Assets	139,817,427

Liabilities:
Cash overdraft	44,214
Payable for investments purchased	15,422,959
Payable for capital shares redeemed	9
Advisory fees payable	49,964
Management services fees payable	9,993
Administration fees payable	2,145
Administrative services fees payable	33,317
Distribution fees payable	16,663
Other accrued expenses	61,679

Total Liabilities	15,640,943

Net Assets	$124,176,484

Net Assets consist of:
Capital	$113,023,236
Accumulated net investment income (loss)	(625,213)
Accumulated net realized gains (losses) on investments	(3,447,163)
Net unrealized appreciation (depreciation) on investments	15,225,624

Net Assets	$124,176,484

Shares of Beneficial Interest Outstanding	3,615,068

Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$269,481
Interest	1,099

Total Investment Income	270,580

Expenses:
Advisory fees	345,601
Management services fees	69,121
Administration fees	16,842
Transfer agency and administrative service fees	254,491
Distribution fees	115,200
Custody fees	40,358
Fund accounting fees	29,560
Other fees	24,620

Total Expenses	895,793

Net Investment Income (Loss)	(625,213)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,090,584)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,667,016

Net Realized and Unrealized Gains (Losses) on Investments	(418,620)

Change in Net Assets Resulting from Operations	$(1,043,833)

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(625,213)	$(801,659)
Net realized gains (losses) on investments	(3,085,636)	6,712,083
Change in net unrealized appreciation/depreciation on investments	2,667,016	11,132,320

Change in net assets resulting from operations	(1,043,833)	17,042,744

Capital Transactions:
Proceeds from shares issued	647,554,767	584,624,502
Cost of shares redeemed	(675,735,899)	(472,233,428)

Change in net assets resulting from capital transactions	(28,181,132)	112,391,074

Change in net assets	(29,224,965)	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$124,176,484	$153,401,449

Accumulated net investment income (loss)	$(625,213)	$—

Share Transactions:
Issued	19,583,886	21,205,364
Redeemed	(20,862,550)	(17,338,537)

Change in shares	(1,278,664)	3,866,827

See accompanying notes to the financial statements.

24

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$31.35		$23.24		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.37	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	3.22	(c)	8.38		(6.45)

Total income (loss) from investment activities	3.00		8.01		(6.66)
Net Asset Value, End of Period	$34.35		$31.35		$23.34

Total Return	9.57	%(d)	34.32%		(22.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.00%		2.20%
Net expenses(e)	1.94%		1.98%		1.98%
Net investment income (loss)(e)	(1.36)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$124,176		$153,401		$23,968
Portfolio turnover rate(f)	661	%(d)	785%		1,260	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.8%)
Aluminum Corporation of China, Ltd.ADR	11,468	$623,974
AU Optronics Corp.ADR	36,893	602,838
BHP Billiton, Ltd.ADR	82,472	1,444,909
China Mobile (Hong Kong), Ltd.ADR	149,816	2,271,211
China Petroleum and Chemical Corp. (Sinopec)ADR	55,144	2,037,571
China Telecom Corp., Ltd.ADR	38,064	1,343,279
China Unicom, Ltd.ADR	97,844	772,968
China Yuchai International, Ltd.ADR	30,256	551,264
Chinadotcom Corp.—Class A*	74,908	552,821
Chunghwa Telecom Company, Ltd.ADR	56,120	989,957
Dr. Reddy’s Laboratories, Ltd.ADR	26,840	466,479
Flextronics International, Ltd.*	45,140	719,983
Huaneng Power International, Inc.ADR	24,400	883,280
Icici Bank, Ltd.ADR	41,480	501,908
Infosys Technologies, Ltd.ADR	9,760	905,435
Kookmin BankADR	22,448	704,418
KT Corp.ADR	42,212	761,504
Nam Tai Electronics, Inc.	28,258	608,112
National Australia Bank, Ltd.ADR	12,932	1,348,290
Netease.com, Inc.ADR*	12,688	524,268
PetroChina Company, Ltd.ADR	61,976	2,869,489
POSCOADR	25,620	858,526
Satyam Computer Services, Ltd.ADR	29,280	541,680
SINA Corp.*	18,544	611,767
SK Telecom Co., Ltd.ADR	44,896	942,367
Sohu.com, Inc.*	30,012	596,639
Taiwan Semiconductor Manufacturing Co., Ltd.ADR	192,646	1,600,890
The News Corporation, Ltd.ADR	53,192	1,884,061
Tommy Hilfiger Corp.*	33,672	509,794
United Microelectronics Corp.ADR*	184,220	793,988

TOTAL COMMON STOCKS (Cost $24,483,150)		29,823,670

	Principal Amount
U.S Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$43,000	43,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $24,526,150)—99.9%		29,866,670
Net other assets (liabilities)—0.1%		24,036

NET ASSETS—100.0%		$29,890,706

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Apparel		1.7%
Auto Parts & Equipment		1.8%
Banks		8.5%
Electric		3.0%
Electronics		6.5%
Internet		7.6%
Iron/Steel		2.9%
Media		6.3%
Mining		6.9%
Oil & Gas		16.4%
Pharmaceuticals		1.6%
Semiconductors		8.0%
Software		4.8%
Telecommunications		23.8%
Other**		0.2%
ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:
Australia		19.4%
China		31.6%
Hong Kong		12.0%
India		6.4%
Korea		10.9%
Singapore		2.4%
Taiwan		17.1%
United States**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

26

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,526,150)	$29,866,670
Cash	15,295
Dividends and interest receivable	154,378
Prepaid expenses	430

Total Assets	30,036,773

Liabilities:
Payable for capital shares redeemed	81,648
Advisory fees payable	18,758
Management services fees payable	3,751
Administration fees payable	804
Administrative services fees payable	12,506
Distribution fees payable	6,255
Other accrued expenses	22,345

Total Liabilities	146,067

Net Assets	$29,890,706

Net Assets consist of:
Capital	$29,425,038
Accumulated net investment income (loss)	141,497
Accumulated net realized gains (losses) on investments	(5,016,349)
Net unrealized appreciation (depreciation) on investments	5,340,520

Net Assets	$29,890,706

Shares of Beneficial Interest Outstanding	846,851

Net Asset Value (offering and redemption price per share)	$35.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$431,463
Interest	72

Total Investment Income	431,535

Expenses:
Advisory fees	159,914
Management services fees	31,983
Administration fees	6,063
Transfer agency and administrative service fees	118,396
Distribution fees	53,305
Custody fees	11,229
Fund accounting fees	14,111
Other fees	10,147

Total Expenses	405,148

Net Investment Income (Loss)	26,387

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	233,507
Net realized gains (losses) on futures contracts	14,271
Change in net unrealized appreciation/depreciation on investments	(5,941,834)

Net Realized and Unrealized Gains (Losses) on Investments	(5,694,056)

Change in Net Assets Resulting from Operations	$(5,667,669)

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$26,387	$115,110
Net realized gains (losses) on investments	247,778	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(5,941,834)	11,050,756

Change in net assets resulting from operations	(5,667,669)	8,400,731

Distributions to Shareholders From:
Net investment income	—	(17,570)

Change in net assets resulting from distributions	—	(17,570)
Capital Transactions:

Proceeds from shares issued	80,295,060	207,600,563
Dividends reinvested	—	17,570
Cost of shares redeemed	(93,874,929)	(185,439,244)

Change in net assets resulting from capital transactions	(13,579,869)	22,178,889

Change in net assets	(19,247,538)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$29,890,706	$49,138,244

Accumulated net investment income (loss)	$141,497	$115,110

Share Transactions:
Issued	2,030,246	6,893,249
Reinvested	—	472
Redeemed	(2,451,125)	(6,416,222)

Change in shares	(420,879)	477,499

See accompanying notes to the financial statements.

28

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$38.76		$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(3.48)		15.09	(6.55)

Total income (loss) from investment activities	(3.46)		15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—
Net Asset Value, End of Period	$35.30		$38.76	$23.51

Total Return	(8.93	)%(c)	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.90%		1.93%	2.03%
Net expenses(d)	1.90%		1.93%	1.98%
Net invesment income (loss)(d)	0.12%		0.54%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$29,891		$49,138	$18,576
Portfolio turnover rate(e)	188	%(c)	831%	1,321	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments June 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (100.2%)
Alcatel SAADR*	198,940	$3,081,581
Alcon, Inc.	41,160	3,237,234
ASM Lithography Holding N.V.*	161,210	2,758,303
AstraZeneca PLCADR	108,045	4,931,174
Autoliv, Inc.	54,880	2,315,936
Aventis SAADR	58,310	4,435,642
BP Amoco PLCADR	178,360	9,554,744
DaimlerChrysler AG	87,465	4,116,978
Diageo PLCADR	68,600	3,755,850
Elan Corp., PLC*	116,620	2,885,179
Ericsson (LM) Telephone Co.ADR*	145,775	4,361,588
Flamel TechnologiesADR*	84,035	2,069,782
GlaxoSmithKline PLCADR	162,925	6,754,871
HSBC Holdings PLCADR	111,475	8,350,592
Infineon TechnologiesADR*	202,370	2,752,232
Koninklijke (Royal) Philips Electronics NVADR	132,055	3,591,896
Nokia OYJADR	337,855	4,912,412
Novartis AGADR	152,635	6,792,257
Rio Tinto PLC	34,300	3,363,115
Royal Dutch Petroleum Co.ADR	123,480	6,380,212
Ryanair Holdings PLCADR*	72,030	2,361,143
SAP AGADR	106,330	4,445,657
Shell Transport & Trading Co.ADR	111,475	4,982,933
Siemens AGADR	63,455	4,601,757
STMicroelectronics NVADR	135,485	2,982,025
Total Fina SAADR	72,030	6,920,642
UBS AG	75,460	5,362,188
Unilever NVADR	54,880	3,759,829
Vodafone Group PLCADR	343,000	7,580,299
Willis Group Holdings, Ltd.	66,885	2,504,843

TOTAL COMMON STOCKS (Cost $116,134,113)		135,902,894

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$294,000	294,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $116,428,113)—100.4%		136,196,894
Net other assets (liabilities)—(0.4)%		(517,629)

NET ASSETS—100.0%		$135,679,265

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $399,350)	7	$(4,041)
ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines		1.7%
Auto Manufacturers		4.7%
Banks		10.1%
Beverages		2.8%
Electronics		4.6%
Food		2.8%
Healthcare		2.1%
Healthcare—Products		2.4%
Insurance		1.8%
Miscellaneous Manufacturing		3.4%
Oil & Gas		23.1%
Pharmaceuticals		18.5%
Semiconductors		4.2%
Software		3.3%
Telecommunications		14.7%
Other**		(0.2)%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland		3.6%
France		12.2%
Germany		13.4%
Ireland		3.9%
Netherlands		12.2%
Sweden		3.2%
Switzerland		13.5%
United Kingdom		38.2%
United States		(0.2)%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and other net assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $116,428,113)	$136,196,894
Segregated cash balances with brokers for futures contracts	26,390
Dividends and interest receivable	176,841
Receivable for capital shares issued	38,650
Prepaid expenses	1,331

Total Assets	136,440,106

Liabilities:
Cash overdraft	578
Payable for capital shares redeemed	506,449
Variation margin on futures contracts	1,663
Advisory fees payable	77,289
Management services fees payable	15,458
Administration fees payable	3,330
Administrative services fees payable	57,815
Distribution fees payable	40,371
Other accrued expenses	57,888

Total Liabilities	760,841

Net Assets	$135,679,265

Net Assets consist of:
Capital	$145,614,959
Accumulated net investment income (loss)	462,928
Accumulated net realized gains (losses) on investments	(30,163,362)
Net unrealized appreciation (depreciation) on investments	19,764,740

Net Assets	$135,679,265

Shares of Beneficial Interest Outstanding	5,156,492

Net Asset Value (offering and redemption price per share)	$26.31

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,445,438
Interest	10,981

Total Investment Income	1,456,419

Expenses:
Advisory fees	484,441
Management services fees	96,889
Administration fees	21,439
Transfer agency and administrative service fees	309,775
Distribution fees	161,480
Custody fees	23,383
Fund accounting fees	37,023
Other fees	28,415

Total Expenses	1,162,845

Net Investment Income (Loss)	293,574

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,470,675
Net realized gains (losses) on futures contracts	(65,123)
Change in net unrealized appreciation (depreciation) on investments	(8,260,666)

Net Realized and Unrealized Gains (Losses) on Investments	1,144,886

Change in Net Assets Resulting from Operations	$1,438,460

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$293,574	$169,354
Net realized gains (losses) on investments	9,405,552	(38,636)
Change in net unrealized appreciation/depreciation on investments	(8,260,666)	25,492,572

Change in net assets resulting from operations	1,438,460	25,623,290

Distributions to Shareholders From:
Net investment income	—	(130,122)

Change in net assets resulting from distributions	—	(130,122)

Capital Transactions:
Proceeds from shares issued	337,355,670	392,950,300
Dividends reinvested	—	130,122
Cost of shares redeemed	(345,133,515)	(309,673,943)

Change in net assets resulting from capital transactions	(7,777,845)	83,406,479

Change in net assets	(6,339,385)	108,899,647
Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$135,679,265	$142,018,650

Accumulated net investment income (loss)	$462,928	$169,354

Share Transactions:
Issued	12,855,763	19,540,491
Reinvested	—	5,335
Redeemed	(13,388,174)	(15,695,886)

Change in shares	(532,411)	3,849,940

See accompanying notes to the financial statements.

32

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$24.96		$18.01	$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.05 (b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments	1.29		6.92	(6.32)	(7.68)		(4.79)	6.86

Total income (loss) from investment activities	1.35		6.97	(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—		—	—
Net realized gains on investments	—		—	—	—		(0.14)	—

Total distributions	—		(0.02)	—	—		(0.14)	—

Net Asset Value, End of Period	$26.31		$24.96	$18.01	$24.26		$31.98	$36.82

Total Return	5.41	%(c)	38.73%	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	2.03%	1.89%		1.65%	2.39%
Net expenses(d)	1.80%		1.91%	1.98%	1.89%		1.65%	1.78%
Net investment income (loss)(d)	0.45%		0.25%	0.33%	(0.14)%		0.26%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$135,679		$142,019	$33,119	$52,253		$25,004	$3,262
Portfolio turnover rate(e)	245	%(c)	376%	1,280%	1,002%		1,434%	100	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.4%)
ACE, Ltd.	2,486	$105,108
AFLAC, Inc.	6,102	249,023
Allstate Corp.	8,814	410,291
Ambac Financial Group, Inc.	1,582	116,182
American Express Co.	12,430	638,653
American International Group, Inc.	24,408	1,739,801
AmSouth Bancorp	4,068	103,612
AON Corp.	3,164	90,079
Archstone-Smith Trust	4,068	119,314
Bank of America Corp.	22,148	1,874,163
Bank of New York Company, Inc.	9,266	273,162
Bank One Corp.	11,074	564,774
Banknorth Group, Inc.	2,712	88,086
BB&T Corp.	6,328	233,946
Bear Stearns Cos., Inc.	1,808	152,432
Boston Properties, Inc.	1,808	90,545
Capital One Financial Corp.	2,712	185,447
Charter One Financial, Inc.	2,938	129,830
Chubb Corp.	2,034	138,678
Cincinnati Financial Corp.	1,130	49,178
CIT Group, Inc.	3,164	121,150
Citigroup, Inc.	54,014	2,511,650
Comerica, Inc.	1,582	86,820
Commerce Bancorp, Inc.	1,356	74,594
Compass Bancshares, Inc.	2,712	116,616
Countrywide Credit Industries, Inc.	3,390	238,148
Duke-Weeks Realty Corp.	4,972	158,159
E*TRADE Group, Inc.*	10,170	113,396
Equity Office Properties Trust	5,876	159,827
Equity Residential Properties Trust	5,650	167,975
Everest Re Group, Ltd.	1,130	90,807
Fannie Mae	9,040	645,094
Fidelity National Financial, Inc.	1,808	67,511
Fifth Third Bancorp	6,102	328,166
First Horizon National Corp.	2,034	92,486
Franklin Resources, Inc.	1,808	90,545
Freddie Mac	7,232	457,786
General Growth Properties, Inc.	3,390	100,242
Golden West Financial Corp.	1,582	168,246
Goldman Sachs Group, Inc.	3,616	340,483
GreenPoint Financial Corp.	678	26,917
Hartford Financial Services Group, Inc.	3,842	264,099
Huntington Bancshares, Inc.	1,582	36,228
iStar Financial, Inc.	5,198	207,920
J.P. Morgan Chase & Co.	23,052	893,725
Jefferson-Pilot Corp.	2,034	103,327
KeyCorp	5,876	175,634
Kimco Realty Corp.	2,712	123,396
Legg Mason, Inc.	1,130	102,841
Lincoln National Corp.	2,938	138,821
Loews Corp.	2,260	135,510
M&T Bank Corp.	2,034	177,568
Marsh & McLennan Companies, Inc.	6,554	297,420
Marshall & Ilsley Corp.	2,034	79,509
MBIA, Inc.	2,034	116,182
MBNA Corp.	13,334	343,884
Mellon Financial Corp.	4,972	145,829
Merrill Lynch & Co., Inc.	9,944	536,777
MetLife, Inc.	5,198	186,348
MGIC Investment Corp.	1,582	120,011
Morgan Stanley Dean Witter & Co.	10,622	560,523
National City Corp.	6,328	221,543
National Commerce Financial Corp.	2,260	73,450
New York Community Bancorp	4,294	84,291
North Fork Bancorp, Inc.	3,842	146,188
Northern Trust Corp.	2,034	85,998
Plum Creek Timber Company, Inc.	3,390	110,446
PNC Financial Services Group	2,938	155,949
Popular, Inc.	2,712	115,992
Principal Financial Group, Inc.	4,520	157,206
Progressive Corp.	2,260	192,778
Prologis Trust	4,068	133,919
Prudential Financial, Inc.	5,876	273,058
Regions Financial Corp.	3,616	132,165
Rouse Co.	3,390	161,025
SAFECO Corp.	2,938	129,272
Schwab (Charles) Corp.	18,984	182,436
Simon Property Group, Inc.	2,938	151,072
SLM Corp.	5,198	210,259
SouthTrust Corp.	2,034	78,940
Sovereign Bancorp, Inc.	4,068	89,903
St. Paul Companies, Inc.	5,876	238,213
State Street Corp.	3,390	166,246
SunTrust Banks, Inc.	2,938	190,941
Synovus Financial Corp.	3,390	85,835
T. Rowe Price Group, Inc.	2,034	102,514
Torchmark Corp.	2,938	158,064
U.S. Bancorp	21,018	579,256
Union Planters Corp.	2,712	80,845
Vornado Realty Trust	2,034	116,162
Wachovia Corp.	14,916	663,762
Washington Mutual, Inc.	9,944	384,235
Wells Fargo & Co.	18,306	1,047,651
XL Capital, Ltd.—Class A	2,034	153,486
Zions Bancorp	2,260	138,877

TOTAL COMMON STOCKS (Cost $20,375,779)		25,246,451

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$90,000	90,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,000)		90,000

TOTAL INVESTMENTS SECURITIES (Cost $20,465,779)—100.8%		25,336,451
Net other assets (liabilities)—(0.8)%		(206,778)

NET ASSETS—100.0%		$25,129,673

*	Non-income producing security

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statements of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $20,465,779)	$25,336,451
Cash	192
Dividends and interest receivable	32,904
Receivable for capital shares issued	1,774
Prepaid expenses	381

Total Assets	25,371,702

Liabilities:
Payable for capital shares redeemed	175,310
Advisory fees payable	16,186
Management services fees payable	3,237
Administration fees payable	694
Administrative services fees payable	8,924
Distribution fees payable	7,349
Other accrued expenses	30,329

Total Liabilities	242,029

Net Assets	$25,129,673

Net Assets consist of:
Capital	$26,858,127
Accumulated net investment income (loss)	148,324
Accumulated net realized gains (losses) on investments	(6,747,450)
Net unrealized appreciation (depreciation) on investments	4,870,672

Net Assets	$25,129,673

Shares of Beneficial Interest Outstanding	806,780

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$358,048
Interest	226

Total Investment Income	358,274

Expenses:
Advisory fees	111,640
Management services fees	22,328
Administration fees	4,460
Transfer agency and administrative service fees	71,271
Distribution fees	37,214
Custody fees	18,513
Fund accounting fees	11,525
Other fees	13,497

Total Expenses	290,448

Net Investment Income (Loss)	67,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	183,912
Change in net unrealized appreciation/depreciation on investments	503,310

Net Realized and Unrealized Gains (Losses) on Investments	687,222

Change in Net Assets Resulting from Operations	$755,048

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$67,826	$66,533
Net realized gains (losses) on investments	183,912	714,339
Change in net unrealized appreciation/depreciation on investments	503,310	3,227,266

Change in net assets resulting from operations	755,048	4,008,138

Distributions to Shareholders From:
Net investment income	—	(28,561)

Change in net assets resulting from distributions	—	(28,561)

Capital Transactions:
Proceeds from shares issued	99,775,548	111,685,395
Dividends reinvested	—	28,561
Cost of shares redeemed	(96,425,318)	(106,566,808)

Change in net assets resulting from capital transactions	3,350,230	5,147,148

Change in net assets	4,105,278	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$25,129,673	$21,024,395

Accumulated net investment income (loss)	$148,324	$80,498

Share Transactions:
Issued	3,177,143	4,268,452
Reinvested	—	943
Redeemed	(3,054,656)	(4,084,053)

Change in shares	122,487	185,342

See accompanying notes to the financial statements.

36

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72		$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	0.36		6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.43		6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	—		(0.04)	—	—

Net Asset Value, End of Period	$31.15		$30.72	$23.85	$28.02

Total Return	1.40	%(c)	28.99%	(14.88)%	(6.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.07%	2.14%	2.10%
Net expenses(d)	1.95%		1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.46%		0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$25,130		$21,024	$11,898	$20,089
Portfolio turnover rate(e)	321	%(c)	726%	1,341%	1,330	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories	43,710	$1,781,619
Accredo Health, Inc.*	3,255	126,782
Aetna, Inc.	4,185	355,725
Affymetrix, Inc.*	2,790	91,317
Alcon, Inc.	2,325	182,861
Allergan, Inc.	4,185	374,641
American Pharmaceutical Partners, Inc.*	1,860	56,507
Amgen, Inc.*	37,200	2,030,005
Amylin Pharmaceuticals, Inc.*	3,255	74,214
Andrx Group*	3,720	103,900
Anthem, Inc.*	3,255	291,518
Apogent Technologies, Inc.*	3,720	119,040
Applera Corp.—Applied Biosystems Group	8,370	182,047
Bard (C.R.), Inc.	3,720	210,738
Barr Laboratories, Inc.*	3,255	109,694
Bausch & Lomb, Inc.	2,325	151,288
Baxter International, Inc.	18,600	641,886
Beckman Coulter, Inc.	2,790	170,190
Becton, Dickinson & Co.	7,440	385,392
Biogen Idec, Inc.*	9,765	617,636
Biomet, Inc.	7,440	330,634
Boston Scientific Corp.*	16,275	696,570
Bristol-Myers Squibb Co.	58,125	1,424,062
Caremark Rx, Inc.*	11,161	367,639
Celgene Corp.*	2,325	133,130
Cephalon, Inc.*	2,325	125,550
Charles River Laboratories International, Inc.*	1,395	68,174
Chiron Corp.*	2,325	103,788
CIGNA Corp.	3,720	255,973
Cooper Companies, Inc.	1,860	117,496
Covance, Inc.*	2,325	89,699
Coventry Health Care, Inc.*	1,860	90,954
CYTYC Corp.*	4,185	106,173
Dade Behring Holdings, Inc.*	2,790	132,581
DaVita, Inc.*	1,860	57,344
DENTSPLY International, Inc.	2,790	145,359
Edwards Lifesciences Corp.*	2,325	81,026
Eli Lilly & Co.	27,435	1,917,980
Express Scripts, Inc.—Class A*	2,325	184,210
First Health Group Corp.*	4,650	72,587
Fisher Scientific International, Inc.*	930	53,708
Forest Laboratories, Inc.*	10,695	605,658
Gen-Probe, Inc.*	2,790	132,023
Genentech, Inc.*	13,020	731,724
Genzyme Corp.—General Division*	6,510	308,118
Gilead Sciences, Inc.*	6,510	436,170
Guidant Corp.	9,300	519,684
HCA, Inc.	12,090	502,822
Health Management Associates, Inc.—Class A	6,510	145,954
Health Net, Inc.*	3,720	98,580
Hillenbrand Industries, Inc.	1,395	84,328
Humana, Inc.*	5,115	86,444
ICOS Corp.*	2,325	69,378
IDEXX Laboratories, Inc.*	1,395	87,801
ImClone Systems, Inc.*	2,325	199,462
INAMED Corp.*	1,395	87,676
Invitrogen Corp.*	1,860	133,901
IVAX Corp.*	6,510	156,175
Johnson & Johnson	82,770	4,610,288
King Pharmaceuticals, Inc.*	6,045	69,215
Laboratory Corp. of America Holdings*	5,115	203,066
Lincare Holdings, Inc.*	3,720	122,239
Manor Care, Inc.	3,255	106,373
Martek Biosciences Corp.*	1,395	78,357
Medco Health Solutions, Inc.*	8,370	313,875
Medicis Pharmaceutical Corp.	1,395	55,730
MedImmune, Inc.*	6,975	163,215
Medtronic, Inc.	33,945	1,653,800
Merck & Co., Inc.	61,845	2,937,637
MGI Pharma, Inc.*	3,720	100,477
Millennium Pharmaceuticals, Inc.*	10,230	141,174
Monsanto Co.	8,835	340,148
Mylan Laboratories, Inc.	8,835	178,909
Neurocrine Biosciences, Inc.*	1,395	72,331
Omnicare, Inc.	4,185	179,160
Oxford Health Plans, Inc.	1,860	102,374
PacifiCare Health Systems, Inc.*	2,325	89,885
Par Pharmaceutical Cos., Inc.*	930	32,745
Patterson Dental Co.*	1,860	142,271
Pfizer, Inc.	214,365	7,348,431
Protein Design Labs, Inc.*	3,255	62,268
Quest Diagnostics, Inc.	2,325	197,509
Renal Care Group, Inc.*	1,860	61,622
Respironics, Inc.*	930	54,638
Schering-Plough Corp.	41,385	764,795
Sepracor, Inc.*	3,255	172,190
St. Jude Medical, Inc.*	5,115	386,950
STERIS Corp.*	930	20,981
Stryker Corp.	7,440	409,200
Tenet Healthcare Corp.*	15,345	205,776
Triad Hospitals, Inc.*	3,255	121,184
UnitedHealth Group, Inc.	16,740	1,042,064
Universal Health Services, Inc.—Class B	1,395	64,017
Valeant Pharmaceuticals International	3,720	74,400
Varian Medical Systems, Inc.*	2,325	184,489
Watson Pharmaceuticals, Inc.*	3,255	87,560
Wellpoint Health Networks, Inc.*	3,720	416,677
Wyeth	39,060	1,412,410
Zimmer Holdings, Inc.*	7,440	656,208

TOTAL COMMON STOCKS (Cost $38,815,092)		44,434,173

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$489,000	489,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $39,304,092)—100.4%		44,923,173
Net other assets (liabilities)—(0.4)%		(164,939)

NET ASSETS—100.0%		$44,758,234

*	Non-income producing security

See accompanying notes to the financial statements.

38

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $39,304,092)	$44,923,173
Cash	1,451
Dividends and interest receivable	56,316
Receivable for capital shares issued	376,494
Prepaid expenses	395

Total Assets	45,357,829

Liabilities:
Payable for investments purchased	477,884
Payable for capital shares redeemed	5
Advisory fees payable	37,493
Management services fees payable	7,499
Administration fees payable	1,608
Administrative services fees payable	22,249
Distribution fees payable	14,366
Other accrued expenses	38,491

Total Liabilities	599,595

Net Assets	$44,758,234

Net Assets consist of:
Capital	$51,066,453
Accumulated net investment income (loss)	(102,219)
Accumulated net realized gains (losses) on investments	(11,825,081)
Net unrealized appreciation (depreciation) on investments	5,619,081

Net Assets	$44,758,234

Shares of Beneficial Interest Outstanding	1,693,996

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$357,705
Interest	330

Total Investment Income	358,035

Expenses:
Advisory fees	180,039
Management services fees	36,008
Administration fees	7,442
Transfer agency and administrative service fees	121,724
Distribution fees	60,013
Custody fees	20,271
Fund accounting fees	15,483
Other fees	19,274

Total Expenses	460,254

Net Investment Income (Loss)	(102,219)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,175,430)
Change in net unrealized appreciation/depreciation on investments	1,228,485

Net Realized and Unrealized Gains (Losses) on Investments	53,055

Change in Net Assets Resulting from Operations	$(49,164)

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(102,219)	$(120,052)
Net realized gains (losses) on investments	(1,175,430)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,228,485	2,727,687

Change in net assets resulting from operations	(49,164)	1,247,666

Capital Transactions:
Proceeds from shares issued	162,526,253	175,842,151
Cost of shares redeemed	(143,004,526)	(166,426,624)

Change in net assets resulting from capital transactions	19,521,727	9,415,527

Change in net assets	19,472,563	10,663,193
Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$44,758,234	$25,285,671

Accumulated net investment income (loss)	$(102,219)	$—

Share Transactions:
Issued	6,095,065	7,405,590
Redeemed	(5,380,722)	(7,091,298)

Change in shares	714,343	314,292

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.67		3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36	%(c)	17.42%		(22.69)%		(5.23	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.04%		2.14%		2.06%
Net expenses(d)	1.92%		1.97%		1.98%		2.06%
Net investment income (loss)(d)	(0.43)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$44,758		$25,286		$14,622		$33,227
Portfolio turnover rate(e)	333	%(c)	877%		897%		1,032	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during period.

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.8%)
3Com Corp.*	7,068	$44,175
ADC Telecommunications, Inc.*	12,958	36,801
Adobe Systems, Inc.	2,945	136,943
Advanced Micro Devices, Inc.*	5,890	93,651
Affiliated Computer Services, Inc.—Class A*	1,178	62,363
Agere Systems, Inc.*	21,204	48,769
Altera Corp.*	4,123	91,613
Amdocs, Ltd.*	2,356	55,201
American Tower Corp.*	2,945	44,764
Analog Devices, Inc.	4,712	221,840
Andrew Corp.*	3,534	70,715
Apple Computer, Inc.*	5,301	172,495
Applied Materials, Inc.*	20,615	404,465
Atmel Corp.*	11,780	69,738
Autodesk, Inc.	1,767	75,645
Avaya, Inc.*	6,479	102,303
BEA Systems, Inc.*	4,712	38,733
BMC Software, Inc.*	4,123	76,276
Broadcom Corp.—Class A*	2,945	137,738
Cadence Design Systems, Inc.*	4,123	60,319
Check Point Software Technologies, Ltd.*	4,123	111,280
CIENA Corp.*	7,068	26,293
Cisco Systems, Inc.*	83,049	1,968,262
Citrix Systems, Inc.*	2,356	47,968
Cognizant Technology Solutions Corp.*	2,356	59,866
Computer Associates International, Inc.	6,479	181,801
Computer Sciences Corp.*	2,356	109,389
Compuware Corp.*	6,479	42,761
Comverse Technology, Inc.*	2,945	58,723
Conexant Systems, Inc.*	10,602	45,907
Corning, Inc.*	21,204	276,924
Crown Castle International Corp.*	4,123	60,814
Cypress Semiconductor Corp.*	2,945	41,790
Dell, Inc.*	27,683	991,605
Electronic Data Systems Corp.	4,712	90,235
EMC Corp.*	31,806	362,588
Fairchild Semiconductor International, Inc.*	4,123	67,494
Harris Corp.	1,767	89,675
Hewlett-Packard Co.	32,395	683,535
Intel Corp.	79,515	2,194,613
International Business Machines Corp.	20,026	1,765,291
International Rectifier Corp.*	1,767	73,189
Intersil Corp.—Class A	2,356	51,031
Intuit, Inc.*	2,356	90,894
JDS Uniphase Corp.*	23,560	89,292
Juniper Networks, Inc.*	6,479	159,189
KLA-Tencor Corp.*	2,356	116,339
Lam Research Corp.*	1,767	47,356
Level 3 Communications, Inc.*	11,191	39,728
Lexmark International Group, Inc.*	1,767	170,569
Linear Technology Corp.	3,534	139,487
LSI Logic Corp.*	8,246	62,835
Lucent Technologies, Inc.*	55,366	209,283
Marvell Technology Group, Ltd.*	3,534	94,358
Maxim Integrated Products, Inc.	4,123	216,128
Maxtor Corp.*	5,890	39,051
Mercury Interactive Corp.*	1,767	88,050
Microchip Technology, Inc.	2,945	92,885
Micron Technology, Inc.*	8,835	135,264
Microsoft Corp.	121,334	3,465,298
Motorola, Inc.	30,039	548,212
National Semiconductor Corp.*	4,712	103,617
NCR Corp.*	1,178	58,417
Network Appliance, Inc.*	4,712	101,449
Network Associates, Inc.*	2,356	42,714
Novell, Inc.*	4,712	39,534
Novellus Systems, Inc.*	2,356	74,073
NVIDIA Corp.*	2,356	48,298
Oracle Corp.*	47,120	562,142
PeopleSoft, Inc.*	3,534	65,379
Pitney Bowes, Inc.	1,767	78,190
PMC-Sierra, Inc.*	4,123	59,165
QLogic Corp.*	1,767	46,985
Qualcomm, Inc.	10,013	730,750
Rambus, Inc.*	1,178	20,933
Red Hat, Inc.*	2,356	54,117
Sandisk Corp.*	2,356	51,102
Scientific-Atlanta, Inc.	2,945	101,603
Seagate Technology Common	1,767	25,498
Siebel Systems, Inc.*	7,657	81,777
Storage Technology Corp.*	1,767	51,243
Sun Microsystems, Inc.*	45,353	196,832
SunGard Data Systems, Inc.*	4,123	107,198
Symantec Corp.*	4,712	206,291
Synopsys, Inc.*	2,356	66,981
Tellabs, Inc.*	7,068	61,774
Teradyne, Inc.*	2,945	66,852
Texas Instruments, Inc.	21,204	512,712
Unisys Corp.*	2,356	32,701
UTStarcom, Inc.*	1,178	35,635
VeriSign, Inc.*	5,301	105,490
Veritas Software Corp.*	5,890	163,153
WebMD Corp.*	5,890	54,895
Western Digital Corp.*	4,712	40,806
Xerox Corp.*	11,191	162,269
Xilinx, Inc.	4,123	137,337
Yahoo!, Inc.*	15,314	556,358
Zebra Technologies Corp.*	1,178	102,486

TOTAL COMMON STOCKS (Cost $15,522,666)		22,256,555

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$58,000	58,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $15,580,666)—101.1%		22,314,555
Net other assets (liabilities)—(1.1)%		(241,203)

NET ASSETS—100.0%		$22,073,352

*	Non-income producing security

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $15,580,666)	$22,314,555
Cash	231
Dividends and interest receivable	5,256
Receivable for investments sold	1,564
Receivable for capital shares issued	267
Prepaid expenses	278

Total Assets	22,322,151

Liabilities:
Payable for capital shares redeemed	195,810
Advisory fees payable	15,504
Management services fees payable	3,101
Administration fees payable	667
Administrative services fees payable	7,580
Distribution fees payable	7,317
Other accrued expenses	18,820

Total Liabilities	248,799

Net Assets	$22,073,352

Net Assets consist of:
Capital	$28,037,967
Accumulated net investment income (loss)	(208,570)
Accumulated net realized gains (losses) on investments	(12,489,934)
Net unrealized appreciation (depreciation) on investments	6,733,889

Net Assets	$22,073,352

Shares of Beneficial Interest Outstanding	1,448,380

Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$34,704
Interest	175

Total Investment Income	34,879

Expenses:
Advisory fees	99,822
Management services fees	19,965
Administration fees	3,891
Transfer agency and administrative service fees	54,266
Distribution fees	33,274
Custody fees	14,360
Fund accounting fees	8,257
Other fees	9,614

Total Expenses	243,449

Net Investment Income (Loss)	(208,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,369
Change in net unrealized appreciation/depreciation on investments	(665,383)

Net Realized and Unrealized Gains (Losses) on Investments	(190,014)

Change in Net Assets Resulting from Operations	$(398,584)

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(208,570)	$(305,285)
Net realized gains (losses) on investments	475,369	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(665,383)	6,652,164

Change in net assets resulting from operations	(398,584)	4,937,076

Capital Transactions:
Proceeds from shares issued	55,139,930	143,341,240
Cost of shares redeemed	(63,298,804)	(132,918,727)

Change in net assets resulting from capital transactions	(8,158,874)	10,422,513

Change in net assets	(8,557,458)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$22,073,352	$30,630,810

Accumulated net investment income (loss)	$(208,570)	$—

Share Transactions:
Issued	3,622,481	10,994,361
Redeemed	(4,142,630)	(10,458,167)

Change in shares	(520,149)	536,194

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.20)		5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.32)		4.90		(7.31)		(12.03)

Net Asset Value, End of Period	$15.24		$15.56		$10.66		$17.97

Total Return	(2.06	)%(c)	45.97%		(40.68)%		(40.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.93%		2.27%		2.10%
Net expenses(d)	1.83%		1.93%		1.98%		2.10%
Net investment income (loss)(d)	(1.57)%		(1.47)%		(1.77)%		(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$22,073		$30,631		$15,271		$15,410
Portfolio turnover rate(e)	216	%(c)	702%		1,208%		2,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

45

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (38.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$4,063,000	$4,063,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	4,063,000	4,063,000
Federal National Mortgage Association, 0.90%, 07/01/04	4,063,000	4,063,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,189,000)		12,189,000

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds, 5.375%, 02/15/31	5,220,000	5,275,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,156,972)		5,275,463

Repurchase Agreements (25.5%)
UBS Bank,1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $4,062,113 (Collateralized by $4,135,000 various U.S. Government Securities, 3.01%, 06/26/06, market value $4,143,980)	4,062,000	4,062,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $4,063,102 (Collateralized by $4,147,750 U.S. Treasury Notes, 1.625%, 04/30/05, market value $4,145,313)	4,063,000	4,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,125,000)		8,125,000

TOTAL INVESTMENT SECURITIES (Cost $25,470,972)—80.5%		25,589,463
Net other assets (liabilities)—19.5%		6,212,135

NET ASSETS—100.0%		$31,801,598

	Contracts	Unrealized Appreciation (Depreciation)
Futures Purchased
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at Value $2,132,500)	20	12,753

Units
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond Expiring 07/24/04 (Underlying notional amount at value $32,691,698)	32,348,000	467,042

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $17,345,972)	$17,464,463
Repurchase agreements, at cost	8,125,000

Total Investments	25,589,463
Segregated cash balances with brokers for futures contracts	28,767
Segregated cash balances with custodian for swap agreements	80
Interest receivable	105,815
Receivable for capital shares issued	5,676,296
Variation margin on futures contracts	11,533
Unrealized appreciation on swap agreements	467,042
Prepaid expenses	905

Total Assets	31,879,901

Liabilities:
Cash overdraft	5,974
Dividends payable	9,069
Advisory fees payable	13,417
Management services fees payable	4,025
Administration fees payable	864
Administrative services fees payable	13,423
Distribution fees payable	6,716
Other accrued expenses	24,815

Total Liabilities	78,303

Net Assets	$31,801,598

Net Assets consist of:
Capital	$39,624,939
Accumulated net investment income (loss)	(13,367)
Accumulated net realized gains (losses) on investments	(8,408,260)
Net unrealized appreciation (depreciation) on investments	598,286

Net Assets	$31,801,598

Shares of Beneficial Interest Outstanding	1,138,483

Net Asset Value (offering and redemption price per share)	$27.93

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$371,534

Expenses:
Advisory fees	103,087
Management services fees	30,927
Administration fees	6,135
Transfer agency and administrative service fees	114,088
Distribution fees	51,544
Custody fees	12,752
Fund accounting fees	13,184
Other fees	11,512

Total Expenses	343,229

Net Investment Income (Loss)	28,305

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(234,380)
Net realized gains (losses) on futures contracts	23,271
Net realized gains (losses) on swap agreements	(3,826,641)
Change in net unrealized appreciation/depreciation on investments	420,596
Net Realized and Unrealized Gains (Losses) on Investments	(3,617,154)

Change in Net Assets Resulting from Operations	$(3,588,849)

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations :
Net investment income (loss)	$28,305	$96,653
Net realized gains (losses) on investments	(4,037,750)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	420,596	(324,317)

Change in net assets resulting from operations	(3,588,849)	(4,546,970)

Distributions to Shareholders From:
Net investment income	(41,672)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	—	(2,138,536)

Change in net assets resulting from distributions	(41,672)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	240,165,509	404,039,693
Dividends reinvested	38,927	6,187,569
Cost of shares redeemed	(241,548,731)	(487,634,510)

Change in net assets resulting from capital transactions	(1,344,295)	(77,407,248)

Change in net assets	(4,974,816)	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$31,801,598	$36,776,414

Accumulated net investment income (loss)	$(13,367)	$—

Share Transactions:
Issued	8,300,362	12,192,198
Reinvested	1,363	205,259
Redeemed	(8,446,533)	(14,776,028)

Change in shares	(144,808)	(2,378,571)

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.90)	4.89

Total income (loss) from investment activities	(0.69)		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.04)		(0.06)	(0.89)
Net realized gains on investments	—		(3.23)	—
Return of capital	—		(1.33)	—

Total distributions	(0.04)		(4.62)	(0.89)

Net Asset Value, End of Period	$27.93		$28.66	$34.12

Total Return	(2.43	)%(c)	(2.55)%	16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.74%	1.71%
Net expenses(d)	1.67%		1.73%	1.71%
Net investment income (loss)(d)	0.14%		0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$31,802		$36,776	$124,928
Portfolio turnover rate(e)	366	%(c)	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

49

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

53

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the over-the-counter (“OTC”) markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

54

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange

55

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

56

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declare dividends from net investment income daily and pay dividends on a monthly basis. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The U.S. Government Plus ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets.

57

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006
ProFund VP Small-Cap Value	$35,305	$39,355
ProFund VP Small-Cap Growth	20,779	11,298
ProFund VP Asia 30	2,486	—
ProFund VP Europe 30	21,392	—
ProFund VP Financial	37,969	14,901
ProFund VP Healthcare	35,804	12,012
ProFund VP Technology	34,449	—
ProFund VP U.S. Government Plus	—	5,184

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP Large-Cap Value	$2,331,558	$151,686
ProFund VP Large-Cap Growth	272,177	5,628
ProFund VP Small-Cap Value	577,015,763	586,814,904
ProFund VP Small-Cap Growth	666,051,315	694,775,433
ProFund VP Asia 30	80,684,110	94,316,826
ProFund VP Europe 30	291,827,902	297,437,170
ProFund VP Financial	96,465,586	92,874,909
ProFund VP Healthcare	157,733,769	138,585,661
ProFund VP Technology	55,611,572	63,959,612
ProFund VP U.S. Government Plus*	33,424,658	34,210,975

*	ProFund VP U.S. Government Plus represents U.S. government securities.

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Europe 30, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Expires 2011
ProFund VP Healthcare	$1,381,236
ProFund VP U.S. Government Plus	1,671,792
ProFund VP Rising Rates Opportunity	1,935,661

58

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP Asia 30	$—	$—	$27,986	$341,394	$369,380
ProFund VP Europe 30	7,828,365	10,516,081	5,807,241	3,450,241	27,601,928
ProFund VP Financial	—	58,139	3,181,447	900,139	4,139,725
ProFund VP Healthcare	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Technology	—	1,358,736	2,609,011	186,109	4,153,856
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Large-Cap Value	$2,198,492	$37,024	$(13,725)	$23,299
ProFund VP Large-Cap Growth	397,672	5,976	(2,934)	3,042
ProFund VP Small-Cap Value	137,557,652	856,200	(514,860)	341,340
ProFund VP Small-Cap Growth	120,701,550	3,882,379	(502,865)	3,379,514
ProFund VP Asia 30	28,535,727	1,851,370	(520,427)	1,330,943
ProFund VP Europe 30	131,213,634	6,120,977	(1,137,717)	4,983,260
ProFund VP Financial	23,626,426	1,749,924	(39,899)	1,710,025
ProFund VP Healthcare	44,352,582	942,802	(372,211)	570,591
ProFund VP Technology	22,526,426	(181,963)	(29,908)	(211,871)
ProFund VP U.S. Government Plus	25,646,508	(57,045)	—	(57,045)
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)

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This Page Intentionally Left Blank

ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

ULTRA PROFUNDS VP UltraBull UltraMid-Cap UltraSmall-Cap UltraOTC INVERSE PROFUNDS VP Bear Short Small-Cap Short OTC MONEY MARKET PROFUND VP Money Market
> Semiannual Report June 30, 2004

>	Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP UltraBull
10	ProFund VP UltraMid-Cap
18	ProFund VP UltraSmall-Cap
29	ProFund VP UltraOTC
34	ProFund VP Bear
38	ProFund VP Short Small-Cap
42	ProFund VP Short OTC
46	ProFund VP Money Market

50	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—Class AREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.5%
Agriculture		1.0%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.6%
Auto Parts & Equipment		0.2%
Banks		5.8%
Beverages		2.4%
Biotechnology		0.9%
Building Materials		0.2%
Chemicals		1.3%
Commercial Services		0.8%
Computers		3.6%
Cosmetics/Personal Care		2.3%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.1%
Electric		2.2%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.6%
Forest Products & Paper		0.6%
Gas		0.1%
Hand/Machine Tools		0.1%
Healtcare—Products		3.2%
Healtcare—Services		1.1%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.3%
Housewares		0.1%
Insurance		4.4%
Internet		1.0%
Iron/Steel		0.1%
Leisure Time		0.5%
Lodging		0.3%
Machinery—Diversified		0.3%
Machinery—Constuction & Mining		0.2%
Media		3.0%
Mining		0.5%
Miscellaneous Manufacturing		5.0%
Office/Business Equipment		0.2%
Oil & Gas		5.0%
Oil & Gas Services		0.6%
Packaging & Containers		0.1%
Pharmaceuticals		6.3%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.11)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.2%)
3Com Corp.*	23,788	$148,675
99 Cents Only Stores*	4,382	66,826
Abercrombie & Fitch Co.—Class A	6,886	266,833
Activision, Inc.*	8,764	139,348
Acxiom Corp.	5,634	139,892
ADTRAN, Inc.	5,008	167,117
Advanced Fibre Communications, Inc.*	5,634	113,807
Advent Software, Inc.*	2,504	45,247
AGCO Corp.*	5,008	102,013
AGL Resources, Inc.	3,756	109,112
Airgas, Inc.	4,382	104,774
AirTran Holdings, Inc.*	5,008	70,813
Alaska Air Group, Inc.*	1,878	44,828
Albemarle Corp.	2,504	79,252
Alexander & Baldwin, Inc.	2,504	83,759
ALLETE, Inc.	5,634	187,612
Alliance Data Systems Corp.*	5,008	211,588
Alliant Energy Corp.	6,886	179,587
Alliant Techsystems, Inc.*	2,504	158,603
Allmerica Financial Corp.*	3,756	126,953
AMB Property Corp.REIT	5,008	173,427
American Eagle Outfitters, Inc.*	5,008	144,781
American Financial Group, Inc.	5,008	153,095
American Greetings Corp.—Class A*	4,382	101,575
AmeriCredit Corp.*	9,390	183,387
Amerus Group Co.	2,504	103,666
Ametek, Inc.	5,008	154,747
AnnTaylor Stores Corp.*	3,756	108,849
Apogent Technologies, Inc.*	6,260	200,320
Applebee’s International, Inc.	5,634	129,695
Apria Healthcare Group, Inc.*	3,130	89,831
Aqua America, Inc.	6,260	125,513
Aquilla, Inc.*	12,520	44,571
Arch Coal, Inc.	3,756	137,432
Arrow Electronics, Inc.*	7,512	201,472
Arthur J. Gallagher & Co.	5,634	171,555
ArvinMeritor, Inc.	4,382	85,756
Ascential Software Corp.*	4,382	70,068
Associated Banc Corp.	7,512	222,581
Astoria Financial Corp.	5,634	206,092
Atmel Corp.*	31,300	185,296
Avnet, Inc.*	8,138	184,733
Avocent Corp.*	3,130	114,996
Bandag, Inc.	1,252	55,752
Bank of Hawaii Corp.	3,756	169,846
Banknorth Group, Inc.	10,642	345,652
Banta Corp.	1,878	83,402
Barnes & Noble, Inc.*	4,382	148,900
Barr Laboratories, Inc.*	6,260	210,962
Beckman Coulter, Inc.	4,382	267,302
Belo (A.H.) Corp.—Class A	7,512	201,697
BJ’s Wholesale Club, Inc.*	5,008	125,200
Black Hills Corp.	1,878	59,157
Blyth, Inc.	3,130	107,954
Bob Evans Farms, Inc.	2,504	68,560
Borders Group, Inc.	5,634	132,061
BorgWarner, Inc.	3,756	164,400
Bowater, Inc.	3,756	156,212
Boyd Gaming Corp.	3,756	99,797
Brink’s Co.	3,756	128,643
Brinker International, Inc.*	6,260	213,591
Brown & Brown, Inc.	4,382	188,864
C.H. Robinson Worldwide, Inc.	5,634	258,263
Cabot Corp.	4,382	178,346
Cabot Microelectronics Corp.*	1,878	57,486
Cadence Design Systems, Inc.*	16,902	247,276
Caesars Entertainment, Inc.*	20,032	300,480
Callaway Golf Co.	5,008	56,791
Career Education Corp.*	6,260	285,207
Carlisle Cos., Inc.	1,878	116,906
Carmax, Inc.*	7,512	164,287
Catalina Marketing Corp.*	3,756	68,697
CBRL Group, Inc.	3,756	115,873
CDW Corp.	5,634	359,224
Cephalon, Inc.*	3,756	202,824
Ceridian Corp.*	10,016	225,360
Certegy, Inc.	4,382	170,022
Charles River Laboratories International, Inc.*	3,130	152,963
CheckFree Holdings Corp.*	5,008	150,240
Chico’s FAS, Inc.*	5,008	226,161
Choicepoint, Inc.*	5,634	257,248
Church & Dwight, Inc.	2,504	114,633
Cincinnati Bell, Inc.*	15,650	69,486
City National Corp.	3,130	205,641
Claire’s Stores, Inc.	6,260	135,842
CNF, Inc.	3,130	130,083
Coach, Inc.*	12,520	565,779
Cognizant Technology Solutions Corp.*	7,512	190,880
Colonial BancGroup, Inc.	8,138	147,867
Commerce Bancorp, Inc.	5,008	275,490
Commscope, Inc.*	4,382	93,994
Community Health Systems*	5,634	150,822
Compass Bancshares, Inc.	8,764	376,851
Constellation Brands, Inc.*	6,886	255,678
Cooper Cameron Corp.*	3,756	182,917
Copart, Inc.*	6,260	167,142
Corinthian Colleges, Inc.*	5,008	123,898
Covance, Inc.*	4,382	169,058
Coventry Health Care, Inc.*	6,260	306,114
Credence Systems Corp.*	5,008	69,110
Cree Research, Inc.*	5,008	116,586
Crompton Corp.	7,512	47,326
CSG Systems International, Inc.*	3,756	77,749
Cullen/Frost Bankers, Inc.	3,130	140,068
Cypress Semiconductor Corp.*	8,138	115,478
Cytec Industries, Inc.	2,504	113,807
CYTYC Corp.*	8,138	206,461
D.R. Horton, Inc.	15,024	426,682
Dean Foods Co.*	10,016	373,697
DENTSPLY International, Inc.	5,008	260,917
DeVry, Inc.*	4,382	120,154
Diebold, Inc.	5,008	264,773
Dollar Tree Stores, Inc.*	7,512	206,054
Donaldson Co., Inc.	6,260	183,418
DPL, Inc.	8,764	170,197
DST Systems, Inc.*	5,634	270,939
Dun & Bradstreet Corp.*	5,008	269,982
Duquesne Light Holdings, Inc.	3,756	72,528
Dycom Industries, Inc.*	3,130	87,640

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Eaton Vance Corp.	4,382	$167,436
Education Management Corp.*	5,008	164,563
Edwards (A.G.), Inc.	5,634	191,724
Edwards Lifesciences Corp.*	3,756	130,897
Emmis Communications Corp.*	3,756	78,801
Energizer Holdings, Inc.*	5,008	225,360
Energy East Corp.	7,512	182,166
Ensco International, Inc.	8,764	255,032
Entercom Communications Corp.*	3,130	116,749
Equitable Resources, Inc.	3,756	194,223
Everest Re Group, Ltd.	3,756	301,832
Expeditors International of Washington, Inc.	7,512	371,167
Express Scripts, Inc.—Class A*	5,634	446,381
Fair, Isaac & Co., Inc.	5,008	167,167
Fairchild Semiconductor International, Inc.*	7,512	122,971
Fastenal Co.	5,008	284,605
Federal Signal Corp.	3,130	58,249
Ferro Corp.	2,504	66,807
Fidelity National Financial, Inc.	11,268	420,748
First American Financial Corp.	5,634	145,864
First Health Group Corp.*	6,886	107,490
FirstMerit Corp.	5,634	148,569
Flowserve Corp.*	3,756	93,675
FMC Corp.*	2,504	107,947
FMC Technologies, Inc.*	4,382	126,202
Forest Oil Corp.*	3,756	102,614
Furniture Brands International, Inc.	3,756	94,088
Gartner Group, Inc.*	8,764	115,860
GATX Corp.	3,130	85,136
Gentex Corp.	5,008	198,717
Glatfelter (P.H.) Co.	3,130	44,070
Graco, Inc.	4,784	148,543
Granite Construction, Inc.	2,504	45,648
Grant Prideco, Inc.*	8,138	150,227
Great Plains Energy, Inc.	4,382	130,145
Greater Bay Bancorp	3,130	90,457
GreenPoint Financial Corp.	9,390	372,782
GTECH Holdings Corp.	3,756	173,940
Hanover Compressor Co.*	4,382	52,146
Harman International Industries, Inc.	4,382	398,762
Harris Corp.	4,382	222,387
Harsco Corp.	2,504	117,688
Harte-Hanks, Inc.	5,008	122,246
Hawaiian Electric Industries, Inc.	5,008	130,709
HCC Insurance Holdings, Inc.	4,382	146,403
Health Net, Inc.*	7,512	199,068
Helmerich & Payne, Inc.	3,130	81,756
Henry (Jack) & Associates, Inc.	6,260	125,826
Henry Schein, Inc.*	3,130	197,628
Herman Miller, Inc.	5,008	144,932
Hibernia Corp.	10,642	258,601
Highwoods Properties, Inc.REIT	3,756	88,266
Hillenbrand Industries, Inc.	4,382	264,892
HNI Corp.	3,756	158,991
Horace Mann Educators Corp.	2,504	43,770
Hormel Foods Corp.	9,390	292,029
Hospitality Properties TrustREIT	4,382	185,359
Hovnanian Enterprises—Class A*	3,756	130,371
Hubbell, Inc.—Class B	3,756	175,443
IDACORP, Inc.	2,504	67,608
Imation Corp.	2,504	106,695
IMC Global, Inc.	7,512	100,661
INAMED Corp.*	2,504	157,376
Independence Community Bank Corp.	5,634	205,078
IndyMac Bancorp, Inc.	3,756	118,690
Integrated Circuit Systems, Inc.*	4,382	119,015
Integrated Device Technology, Inc.*	6,886	95,302
International Rectifier Corp.*	4,382	181,502
International Speedway Corp.	3,756	182,692
Intersil Corp.—Class A	9,390	203,388
Interstate Bakeries Corp.	3,130	33,961
Investors Financial Services Corp.	4,382	190,968
ITT Educational Services, Inc.*	2,504	95,202
IVAX Corp.*	13,146	315,372
J.B. Hunt Transport Services, Inc.	5,008	193,209
Jacobs Engineering Group, Inc.*	3,756	147,911
Jefferies Group, Inc.	3,756	116,136
JetBlue Airways Corp.*	6,260	183,919
JM Smucker Co.	3,130	143,698
Keane, Inc.*	4,382	59,990
Kelly Services, Inc.—Class A	2,504	74,619
KEMET Corp.*	5,634	68,847
Kennametal, Inc.	2,504	114,683
Korn/Ferry International*	2,504	48,502
Krispy Kreme Doughnuts, Inc.*	3,756	71,702
L-3 Communications Holdings, Inc.	6,260	418,168
LaBranche & Co., Inc.	3,756	31,626
Lam Research Corp.*	8,764	234,876
Lancaster Colony Corp.	2,504	104,267
Lattice Semiconductor Corp.*	7,512	52,659
Laureate Education Inc*	2,504	95,753
Lear Corp.	4,382	258,494
Lee Enterprises, Inc.	3,130	150,271
Legg Mason, Inc.	4,382	398,805
Lennar Corp.—Class B	10,016	447,916
Leucadia National Corp.	4,382	217,785
Liberty Property TrustREIT	5,008	201,371
LifePoint Hospitals, Inc.*	2,504	93,199
Lincare Holdings, Inc.*	6,260	205,704
Longview Fibre Co.*	3,130	46,105
LTX Corp.*	3,130	33,835
Lubrizol Corp.	3,130	114,621
Lyondell Chemical Co.	11,268	195,950
Mack-Cali Realty Corp.REIT	3,756	155,423
Macromedia, Inc.*	3,756	92,210
Macrovision Corp.*	3,130	78,344
Mandalay Resort Group	4,382	300,780
Manpower, Inc.	5,634	286,039
Martin Marietta Materials	3,130	138,753
McDATA Corp.—Class A*	7,512	40,415
MDU Resources Group, Inc.	7,512	180,513
Media General, Inc.—Class A	1,252	80,403
Mentor Graphics Corp.*	4,382	67,790
Mercantile Bankshares Corp.	5,008	234,475
Michaels Stores, Inc.	4,382	241,010
Micrel, Inc.*	6,260	76,059
Microchip Technology, Inc.	13,146	414,626
Millennium Pharmaceuticals, Inc.*	18,780	259,165

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc.	1,252	$72,616
Modine Manufacturing Co.	2,504	79,752
Mohawk Industries, Inc.*	4,382	321,332
MONY Group, Inc.*	3,130	97,969
MPS Group, Inc.*	6,886	83,458
Murphy Oil Corp.	6,260	461,363
National Commerce Financial Corp.	13,772	447,589
National Fuel Gas Co.	5,634	140,850
National Instruments Corp.	5,634	172,682
National-Oilwell, Inc.*	5,634	177,415
Neiman Marcus Group, Inc.—Class A	3,130	174,185
Network Associates, Inc.*	10,016	181,590
New Plan Excel Realty Trust, Inc.REIT	6,260	146,234
New York Community Bancorp	11,268	221,191
Newfield Exploration Co.*	3,756	209,359
Newport Corp.*	2,504	40,490
Noble Energy, Inc.	3,756	191,556
Nordson Corp.	2,504	108,598
Northeast Utilities System	8,764	170,635
NSTAR	3,756	179,837
O’Reilly Automotive, Inc.*	3,756	169,771
OGE Energy Corp.	5,634	143,498
Ohio Casualty Corp.*	3,756	75,608
Old Republic International Corp.	12,520	296,974
Olin Corp.	5,008	88,241
Omnicare, Inc.	6,260	267,991
ONEOK, Inc.	6,260	137,657
Outback Steakhouse, Inc.	5,008	207,131
Oxford Health Plans, Inc.	5,634	310,095
Pacific Sunwear of California, Inc.*	5,008	98,007
PacifiCare Health Systems, Inc.*	5,008	193,609
Packaging Corp. of America	6,886	164,575
Par Pharmaceutical Cos., Inc.*	1,878	66,124
Patterson Dental Co.*	4,382	335,179
Patterson-UTI Energy, Inc.	5,008	167,317
Payless ShoeSource, Inc.*	3,756	56,002
Peabody Energy Corp.	3,756	210,298
Pentair, Inc.	6,260	210,586
Pepco Holdings, Inc.	6,886	125,876
PepsiAmericas, Inc.	8,764	186,147
Perrigo Co.	5,008	95,002
Petsmart, Inc.	9,390	304,705
Pier 1 Imports, Inc.	6,260	110,739
Pioneer Natural Resources Co.	7,512	263,521
Plains Exploration & Production Co.*	4,382	80,410
Plantronics, Inc.*	3,130	131,773
Plexus Corp.*	2,504	33,804
PMI Group, Inc.	6,260	272,435
PNM Resources, Inc.	3,756	78,012
Pogo Producing Co.	3,756	185,546
Polycom, Inc.*	6,886	154,315
Potlatch Corp.	1,878	78,200
Powerwave Technologies, Inc.*	7,512	57,842
Precision Castparts Corp.	3,756	205,416
Price Communications Corp.*	85	1,255
Pride International, Inc.*	8,764	149,952
Protective Life Corp.	4,382	169,452
Protein Design Labs, Inc.*	5,634	107,778
Provident Financial Group, Inc.	3,230	127,456
Puget Energy, Inc.	6,260	137,157
Quanta Services, Inc.*	7,512	46,725
Quantum Corp.*	10,642	32,990
Questar Corp.	5,634	217,698
Radian Group, Inc.	6,260	299,854
Raymond James Financial Corp.	5,008	132,462
Rayonier, Inc.	3,130	139,129
Reader’s Digest Association, Inc.	6,886	110,107
Regis Corp.	2,504	111,653
Renal Care Group, Inc.*	4,503	149,184
Republic Services, Inc.	11,268	326,096
Retek, Inc.*	3,756	23,062
Reynolds & Reynolds Co.	4,382	101,356
RF Micro Devices, Inc.*	11,268	84,510
Rollins, Inc.	3,130	72,021
Ross Stores, Inc.	10,016	268,028
RPM, Inc.	7,512	114,182
RSA Security, Inc.*	3,756	76,885
Ruby Tuesday, Inc.	3,756	103,102
Ruddick Corp.	3,130	70,269
Ryland Group, Inc.	1,252	97,906
Saks, Inc.	9,390	140,850
Sandisk Corp.*	8,764	190,091
SCANA Corp.	6,886	250,445
Scholastic Corp.*	2,504	74,995
SEI Investments Co.	7,512	218,148
Semtech Corp.*	5,008	117,888
Sensient Technologies Corp.	3,130	67,232
Sepracor, Inc.*	5,634	298,039
Sequa Corp.—Class A*	626	36,602
Sierra Pacific Resources*	7,512	57,918
Silicon Laboratories, Inc.*	3,130	145,076
Silicon Valley Bancshares*	2,504	99,284
Six Flags, Inc.*	6,260	45,448
Smith International, Inc.*	6,260	349,058
Smithfield Foods, Inc.*	7,512	220,853
Sonoco Products Co.	6,260	159,630
Sotheby’s Holdings, Inc.—Class A*	4,382	69,937
SPX Corp.	5,008	232,571
StanCorp Financial Group, Inc.	1,878	125,826
Stericycle, Inc.*	2,504	129,557
STERIS Corp.*	4,382	98,858
Storage Technology Corp.*	6,886	199,694
Superior Industries International, Inc.	1,878	62,819
Swift Transportation Co., Inc.*	5,634	101,130
Sybase, Inc.*	6,886	123,948
Synopsys, Inc.*	10,016	284,755
TCF Financial Corp.	5,008	290,714
Tech Data Corp.*	3,756	146,972
Tecumseh Products Co.	1,252	51,570
Teleflex, Inc.	2,504	125,576
Telephone & Data Systems, Inc.	3,756	267,426
The Cheesecake Factory, Inc.*	3,130	124,543
The Scotts Co.—Class A*	1,878	119,966
Thor Industries, Inc.	2,504	83,784
Tidewater, Inc.	3,756	111,929
Timberland Co.—Class A*	2,504	161,733
Titan Corp.*	5,008	65,004
Toll Brothers, Inc.*	4,382	185,446
Tootsie Roll Industries, Inc.	3,756	122,070
Transaction Systems Architects, Inc.*	2,504	53,911

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Triad Hospitals, Inc.*	5,008	$186,448
Trinity Industries, Inc.	3,130	99,503
TriQuint Semiconductor, Inc.*	8,764	47,851
Tupperware Corp.	3,756	72,979
Tyson Foods, Inc.—Class A	23,788	498,358
United Dominion Realty Trust, Inc.REIT	8,138	160,970
United Rentals, Inc.*	5,008	89,593
Unitrin, Inc.	4,382	186,673
Universal Corp.	1,878	95,665
Universal Health Services, Inc.—Class B	3,756	172,363
UTStarcom, Inc.*	6,260	189,365
Valassis Communications, Inc.*	3,756	114,445
Valeant Pharmaceuticals International	5,634	112,680
Valspar Corp.	3,130	157,877
Varco International, Inc.*	6,260	137,031
Varian Medical Systems, Inc.*	4,382	347,711
Varian, Inc.*	1,878	79,158
Vectren Corp.	5,008	125,651
Vertex Pharmaceuticals, Inc.*	5,008	54,287
Viad Corp.	3,436	92,806
Vishay Intertechnology, Inc.*	10,642	197,728
VISX, Inc.*	3,130	83,634
W.R. Berkley Corp.	5,634	241,980
Waddell & Reed Financial, Inc.	5,634	124,568
Washington Federal, Inc.	5,008	120,192
Washington Post Co.—Class B	626	582,187
Weatherford International, Ltd.*	8,764	394,204
Webster Financial Corp.	3,756	176,607
Werner Enterprises, Inc.	5,008	105,669
Westamerica Bancorporation	2,504	131,335
Westar Energy, Inc.	5,008	99,709
Western Gas Resources, Inc.	5,008	162,660
Westwood One, Inc.*	6,886	163,887
WGL Holdings, Inc.	3,130	89,894
Whole Foods Market, Inc.	3,756	358,510
Williams-Sonoma, Inc.*	7,512	247,596
Wilmington Trust Corp.	4,382	163,098
Wind River Systems, Inc.*	5,008	58,894
Wisconsin Energy Corp.	7,512	244,966
WPS Resources Corp.	2,504	116,060
XTO Energy, Inc.	15,024	447,565
York International Corp.	2,504	102,839
Zebra Technologies Corp.*	3,130	272,310

TOTAL COMMON STOCKS (Cost $59,336,692)		64,957,863

	Principal Amount
U.S. Government Agency Obligations (16.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$13,701,000	13,701,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,701,000)		13,701,000

TOTAL INVESTMENT SECURITIES (Cost $73,037,692)—95.9%		78,658,863
Net other assets (liabilities)—4.1%		3,388,343

NET ASSETS—100.0%		$82,047,206

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $64,144,000)	211	$1,073,101

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/30/04 (Underlying notional amount at value $35,088,108)	57,740	204,828

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising	0.2%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.9%
Auto Parts & Equipment	0.9%
Banks	5.0%
Beverages	0.5%
Biotechnology	0.6%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.4%
Commercial Services	2.9%
Communication Services	0.3%
Computers	2.9%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.6%
Electric	3.6%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.3%
Entertainment	0.6%
Environmental Control	0.6%
Food	2.7%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	3.1%
Healthcare—Services	2.5%
Home Builders	1.6%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	4.6%
Internet	0.9%
Leisure Time	0.2%
Lodging	0.9%
Machinery—Diversified	0.9%
Media	1.9%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.2%
Oil & Gas Services	2.0%

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Packaging & Containers	0.4%
Pharmaceuticals	2.5%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	5.9%
Savings & Loans	1.6%
Semiconductors	2.8%
Software	2.2%
Telecommunications	2.1%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	20.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $73,037,692)	$78,658,863
Segregated cash balances with brokers for futures contracts	4,046,711
Segregated cash balances with custodian for swap agreements	111
Dividends and interest receivable	25,784
Receivable for investments sold	3,477,420
Receivable for capital shares issued	583,529
Unrealized appreciation on swap agreements	204,828
Variation margin on futures contracts	515,094
Prepaid expenses	438

Total Assets	87,512,778

Liabilities:
Cash overdraft	541,180
Payable for investments purchased	453,763
Payable for capital shares redeemed	4,366,350
Advisory fees payable	29,643
Management services fees payable	5,929
Administration fees payable	1,275
Administrative services fees payable	18,101
Distribution fees payable	11,111
Other accrued expenses	38,220

Total Liabilities	5,465,572

Net Assets	$82,047,206

Net Assets consist of:
Capital	$71,911,826
Accumulated net investment income (loss)	(195,747)
Accumulated net realized gains (losses) on investments	3,432,027
Net unrealized appreciation (depreciation) on investments	6,899,100

Net Assets	$82,047,206

Shares of Beneficial Interest Outstanding	2,537,834

Net Asset Value (offering and redemption price per share)	$32.33

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Dividends	$191,583
Interest	67,640

Total Investment Income	259,223

Expenses:
Advisory fees	175,776
Management services fees	35,156
Administration fees	8,077
Transfer agency and administrative service fees	118,192
Distribution fees	58,592
Custody fees	27,733
Fund accounting fees	16,979
Other fees	14,465

Total Expenses	454,970

Net Investment Income (Loss)	(195,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,322)
Net realized gains (losses) on futures contracts	(676,438)
Net realized gains (losses) on swap agreements	1,464,288
Change in net unrealized appreciation/depreciation on investments	1,571,605

Net Realized and Unrealized Gains (Losses) on Investments	2,355,133

Change in Net Assets Resulting from Operations	$2,159,386

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(195,747)	$(197,676)
Net realized gains (losses) on investments	783,528	7,009,479
Change in net unrealized appreciation/depreciation on investments	1,571,605	4,544,429

Change in net assets resulting from operations	2,159,386	11,356,232

Capital Transactions:
Proceeds from shares issued	386,787,867	397,432,347
Cost of shares redeemed	(345,553,435)	(390,912,434)

Change in net assets resulting from capital transactions	41,234,432	6,519,913

Change in net assets	43,393,818	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$82,047,206	$38,653,388

Accumulated net investment income (loss)	$(195,747)	$—

Share Transactions:
Issued	12,394,296	17,884,061
Redeemed	(11,168,770)	(17,771,340)

Change in shares	1,225,526	112,721

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the Year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.00		12.34		(12.59)

Total income (loss) from investment activities	2.87		12.14		(12.68)

Net Asset Value, End of Period	$32.33		$29.46		$17.32

Total Return	9.74	%(c)	70.09%		(42.27	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.83)%		(0.88)%		(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$82,047		$38,653		$20,777
Portfolio turnover rate(e)	308	%(c)	1,202%		2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of Less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (77.8%)
21st Century Insurance Group	3,036	$39,286
99 Cents Only Stores*	6,900	105,225
A.C. Moore Arts & Crafts, Inc.*	1,932	53,149
AAR Corp.*	4,692	53,254
Aaron Rents, Inc.	3,312	109,760
Abaxis, Inc.*	2,484	47,146
Abgenix, Inc.*	11,592	135,858
ABM Industries, Inc.	5,244	102,101
Acadia Realty TrustREIT	3,588	49,299
Actuant Corp.*	3,036	118,374
Acuity Brands, Inc.	3,864	104,328
Adaptec, Inc.*	14,904	126,088
Advanced Digital Information Corp.*	9,108	88,348
Advisory Board Co.*	2,484	88,430
ADVO, Inc.	3,864	127,203
Aeropostale, Inc.*	79	2,126
Affiliated Managers Group, Inc.*	115	5,793
Affordable Residential CommunitiesREIT	3,588	59,561
Agile Software Corp.*	7,452	65,205
AirTran Holdings, Inc.*	6,348	89,761
AK Steel Holding Corp.*	15,456	81,453
Alabama National BanCorporation	1,656	91,858
Alamosa Holdings, Inc.*	9,108	66,944
Albany International Corp.—Class A	3,588	120,413
Albany Molecular Research, Inc.*	3,312	42,824
Albemarle Corp.	2,484	78,619
Alfa Corp.	4,692	65,688
Alkermes, Inc.*	10,764	146,390
Allegheny Technologies, Inc.	7,728	139,490
Alliance Gaming Corp.*	7,176	123,140
Alpharma, Inc.	3,036	62,177
Altiris, Inc.*	3,036	83,824
AMC Entertainment, Inc.*	4,416	67,874
AMCOL International Corp.	3,036	57,532
American Medical Security Group, Inc.*	1,656	45,126
American Medical Systems Holdings, Inc.*	3,588	120,916
American States Water Co.	2,208	51,314
American Woodmark Corp.	828	49,556
AMERIGROUP Corp.*	1,104	54,317
Amis Hldg, Inc.*	4,416	74,719
Amli Residential Properties TrustREIT	3,588	105,272
AmSurg Corp.*	4,213	105,873
Anaren Microwave, Inc.**	3,036	49,608
Anchor BanCorp Wisconsin, Inc.	2,760	72,974
Anixter International, Inc.	3,588	122,100
ANSYS, Inc.*	2,208	103,776
Anteon International Corp.*	3,312	108,037
Anthracite Capital, Inc.*REIT	6,348	76,049
Apogee Enterprises, Inc.	3,864	40,186
Apollo Inv Corp Com*	8,832	121,617
Applera Corp.—Celera Genomics Group*	10,212	117,540
Applied Industrial Technologies, Inc.	2,484	74,818
Apria Healthcare Group, Inc.*	3,312	95,054
AptarGroup, Inc.	3,312	144,701
AQuantive, Inc.*	6,624	65,445
Aquilla, Inc.*	27,600	98,256
Arbitron, Inc.*	2,208	80,636
Arch Chemicals, Inc.	3,036	87,498
Arch Wireless Class A*	2,484	70,769
Arctic Cat, Inc.	1,932	53,188
Argonaut Group, Inc.*	3,312	61,040
Ariad Pharmaceuticals, Inc.*	7,452	55,815
Ariba, Inc.*	38,916	77,054
Arkansas Best Corp.	3,036	99,945
Armor Holdings, Inc.*	3,312	112,608
Artisan Components, Inc.*	3,312	85,450
Ascential Software Corp.*	8,280	132,397
Atherogenics, Inc.REIT*	5,244	99,793
Avanex Corp.*	11,316	44,019
Aviall, Inc.*	3,312	62,961
Avista Corp.	4,416	81,343
Axcelis Technologies, Inc.*	13,524	168,240
Aztar Corp.*	2,208	61,824
Baldor Electric Co.	4,140	96,669
BancorpSouth, Inc.	8,556	192,766
Bandag, Inc.	1,380	61,451
Bankatlantic Bancorp, Inc.—Class A	3,312	61,106
Banner Corp.	1,380	40,103
Banta Corp.	1,932	85,800
BE Aerospace, Inc.*	5,244	39,750
Bel Fuse, Inc.—Class B	1,656	69,055
Belden, Inc.	3,588	76,891
Benchmark Electronics, Inc.*	5,244	152,601
Berry Petroleum Co.—Class A	2,484	73,054
Beverly Enterprises, Inc.*	15,180	130,548
BioMarin Pharmaceutical, Inc.*	9,108	54,648
Black Box Corp.	2,208	104,350
Black Hills Corp.	2,484	78,246
Blue Coat Systems, Inc.*	1,380	46,216
Blyth, Inc.	2,760	95,192
Boca Resorts, Inc.—Class A*	3,036	60,174
Bone Care International, Inc.*	2,208	51,711
Boston Private Financial Holdings, Inc.	3,864	89,490
Bowne & Co., Inc.	4,968	78,743
Boyd Gaming Corp.	1,932	51,333
Brady Corp.—Class A	2,484	114,512
Brandywine Realty TrustREIT	3,312	90,053
Bright Horizons Family Solutions, Inc.*	1,932	103,575
Brocade Communications Systems, Inc.*	36,156	216,212
Brooks Automation, Inc.*	5,796	116,789
Brown Shoe Company, Inc.	2,484	101,670
Brush Wellman, Inc.*	2,484	46,948
Buckeye Technologies, Inc.*	4,140	47,610
Burlington Coat Factory Warehouse Corp.	2,484	47,941
C&D Technologies, Inc.	3,036	54,132
C-COR.net Corp.*	6,072	62,481
Cabot Microelectronics Corp.*	3,036	92,932
California Pizza Kitchen, Inc.*	2,760	52,882
California Water Service Group	2,208	60,830
Callaway Golf Co.	8,556	97,025
Calpine Corp.*	58,788	253,964
Cambrex Corp.	3,312	83,562
Capital City Bank Group, Inc.	1,380	54,634
Caraustar Industries, Inc.*	4,140	58,415
Carpenter Technology Corp.	2,760	93,978
Cascade Bancorp	2,484	45,904
Cascade Corp.	1,380	43,125
Casella Waste Systems, Inc.*	2,760	36,294
Casey’s General Stores, Inc.	7,176	131,321

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Cash America International, Inc.	4,140	$95,220
Catalina Marketing Corp.*	6,624	121,153
Cathay Bancorp, Inc.	3,036	202,500
Cato Corp.—Class A	2,760	61,962
CB Bancshares, Inc.	552	51,446
Cell Therapeutics, Inc.*	7,176	52,887
Centene Corp.*	2,760	106,398
Central Pacific Financial Corp.	2,208	60,720
Central Parking Corp.	2,484	46,426
Century Aluminum Co.*	2,484	61,578
CH Energy Group, Inc.	2,208	102,540
Champion Enterprises, Inc.*	8,832	81,078
Charles River Associates, Inc.*	1,380	42,711
Charming Shoppes, Inc.*	16,284	145,415
Charter Communications, Inc.—Class A*	38,088	149,305
Charter Municipal Mortgage Acceptance Co.	4,968	97,671
Chattem, Inc.*	2,484	71,713
Checkpoint Systems, Inc.*	4,692	84,128
Chemical Financial Corp.	3,312	122,180
Cheniere Energy, Inc.*	2,760	54,013
Chesapeake Corp.	2,760	73,637
Chippac, Inc.—Class A*	8,556	53,646
Chiquita Brands International, Inc.*	4,968	103,931
Chittenden Corp.	3,036	106,715
Chordiant Software, Inc.*	10,212	46,567
Christopher & Banks Corp.	4,692	83,095
Churchill Downs, Inc.	1,104	44,933
Ciber, Inc.*	7,176	58,987
Cimarex Energy Co.*	5,244	158,526
Cincinnati Bell, Inc.*	34,776	154,405
Circor International, Inc.	2,208	45,021
Citizens Banking Corp.	6,072	188,536
City Holding Co.	2,484	78,445
CKE Restaurants, Inc.*	7,452	99,335
Clarcor, Inc.	1,932	88,486
CLECO Corp.	6,348	114,137
CMGI, Inc.*	53,268	103,873
CMS Energy Corp.*	18,768	171,352
CNET Networks, Inc.*	15,732	174,152
Coeur d’Alene Mines Corp.*	30,360	123,870
Cognex Corp.	5,520	212,409
Coherent, Inc.*	4,140	123,579
Cohu, Inc.	3,036	57,805
Cole National Corp.*	1,932	45,112
Commerce Group, Inc.	3,036	149,887
Commercial Federal Corp.	3,864	104,714
Commercial Metals Co.	3,588	116,431
Commercial NET Lease RealtyREIT	6,624	113,933
Commscope, Inc.*	3,036	65,122
Community Bank System, Inc.	3,588	81,771
Community Banks, Inc,	1,380	40,531
Community Trust Bancorp, Inc.	1,656	50,508
Compass Minerals International, Inc.	2,208	42,791
CompuCredit Corp.*	2,760	47,748
Comstock Resources, Inc.*	3,312	64,452
Conceptus, Inc.*	3,588	40,365
Concur Technologies, Inc.*	3,588	38,392
CONMED Corp.*	4,140	113,436
Consolidated Graphics, Inc.*	1,656	72,947
Continental Airlines, Inc. Class—B*	7,728	87,867
Cooper Tire & Rubber Co.	6,624	152,353
Cornerstone Realty Income Trust, Inc.REIT	7,176	62,934
Corporate Office Properties TrustREIT	4,140	102,879
Correctional Properties TrustREIT	1,656	48,438
Corrections Corp. of America*	4,416	174,388
Corus Bankshares, Inc.	2,208	90,771
Corvis Corp.*	55,200	77,832
CoStar Group, Inc.*	2,208	101,413
Cousins Properties, Inc.REIT	3,312	109,130
Cray, Inc.*	12,144	80,393
Credence Systems Corp.*	11,592	159,970
Crompton Corp.	16,284	102,589
Cross Country Healthcare, Inc.*	3,312	60,113
Crown Holdings, Inc.*	15,180	151,344
CSK Auto Corp.*	5,796	99,343
CTI Molecular Imaginging, Inc.*	4,416	62,619
Cubic Corp.	2,208	46,213
Cubist Pharmaceuticals, Inc.*	5,796	64,336
Cuno, Inc.*	2,484	132,521
Curtiss-Wright Corp.	2,760	155,084
CV Therapeutics, Inc.*	4,416	74,012
CVB Financial Corp.	5,244	114,214
Datascope Corp.	1,656	65,727
Decode Genetics, Inc.*	6,900	58,650
Delphi Financial Group, Inc.—Class A	1,380	61,410
Delta Air Lines, Inc.*	15,180	108,082
Deltic Timber Corp.	1,380	52,992
Denbury Resources, Inc.*	3,864	80,951
Dendrite International, Inc.*	5,244	97,434
DHB Industries, Inc.*	2,760	41,897
Diagnostic Products Corp.	2,760	121,274
Dick’s Sporting Goods, Inc.*	4,140	138,069
Digital River, Inc.*	4,140	135,088
Digital Theater Systems Inc.*	2,484	64,957
Digitas, Inc.*	7,728	85,240
Dime Community Bancshares, Inc.	4,416	77,192
Dionex Corp.*	2,760	152,269
Direct General Corp.	2,208	71,230
Discovery Laboratories, Inc.*	6,624	63,524
Ditech Communications Corp.*	4,140	96,628
Dj Orthopedics, Inc.*	2,484	57,132
Dobson Communications Corp.*	15,456	50,387
Dollar Thrifty Automotive Group, Inc.*	3,036	83,308
Downey Financial Corp.	1,932	102,879
Drew Industries, Inc.*	1,104	44,933
DRS Technologies, Inc.*	2,208	70,435
Duane Reade, Inc.*	3,588	58,592
Dyax Corp.*	3,588	42,159
Dycom Industries, Inc.*	4,416	123,648
Eagle Materials Class A	2,208	156,812
EarthLink, Inc.*	19,044	197,104
Eastgroup Properties, Inc.REIT	2,484	83,636
Eclipsys Corp.*	5,244	80,023
EDO Corp	2,208	53,257
eFunds Corp.*	6,348	111,090
El Paso Electric Co.*	6,348	98,013
Electro Scientific Industries, Inc.*	3,864	109,390
ElkCorp	2,760	66,074
Emmis Communications Corp.*	6,072	127,391
Empire District Electric Co.	3,312	66,604

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Emulex Corp.*	9,936	$142,184
Encore Acquisition Co.*	3,036	84,704
Encysive Pharmaceuticals, Inc.*	7,452	63,342
EnPro Industries, Inc.*	3,036	69,767
Enterasys Networks, Inc.*	29,808	62,895
Entertainment Properties TrustREIT	2,760	98,642
Entravision Communications Corp.*	6,900	52,992
Entrust Technologies, Inc.**	9,108	40,986
Enzo Biochem, Inc.*	3,312	49,680
Epicor Software Corp.*	5,520	77,556
Equity Inns, Inc.REIT	6,348	58,973
Equity One, Inc.REIT	4,140	74,851
eResearch Technology, Inc.*	4,452	124,656
ESCO Technologies, Inc.*	1,932	103,092
ESS Technology, Inc.*	4,692	50,251
Essex Property Trust, Inc.REIT	1,380	94,323
Esterline Technologies Corp.*	3,036	89,653
Ethan Allen Interiors, Inc.	1,380	49,556
Excel Technology, Inc.*	1,656	55,062
Exelixis, Inc.*	8,832	89,115
Exide Technologies*	3,312	67,730
ExpressJet Holdings, Inc.*	5,244	63,662
F.N.B. Corp.	3,864	78,826
FBL Financial Group, Inc.—Class A	1,656	46,799
FelCor Lodging Trust, Inc.REIT*	6,900	83,490
Ferro Corp.	3,864	103,092
Fidelity Bankshares, Inc.	1,932	68,489
Filenet Corp.*	4,968	156,839
Financial Federal Corp.*	1,932	68,122
Finisar Corp.*	23,460	46,451
Finish Line, Inc.—Class A*	2,760	83,269
First BanCorp.	4,416	179,952
First Charter Corp.	4,140	90,211
First Citizens BancShares, Inc.—Class A	828	101,016
First Commonwealth Financial Corp.	9,936	128,870
First Community Bancorp—Class A	1,932	74,266
First Community Bankshares, Inc.	1,380	46,230
First Federal Capital Corp.	2,760	76,811
First Financial BanCorp.	4,968	88,033
First Financial Bankshares, Inc.	1,932	81,009
First Financial Corp.	1,932	61,631
First Financial Holdings, Inc.	1,656	47,709
First Health Group Corp.*	10,764	168,026
First Horizon Pharmaceutical Corp.*	3,588	67,813
First Industrial Realty Trust, Inc.REIT	3,588	132,325
First Merchants Corp.	2,760	71,622
First National Bancshares	6,732	127,571
First Republic Bank	1,932	83,231
First Sentinel Bancorp, Inc.	3,312	68,062
FirstFed Financial Corp.*	1,932	80,371
Fisher Communications, Inc.*	828	41,673
Florida East Coast Industries, Inc.	3,036	117,341
Flowers Foods, Inc.	4,416	115,478
Flushing Financial Corp.	2,484	43,843
Forest Oil Corp.*	3,588	98,024
Formfactor, Inc.*	3,864	86,747
Franklin Electric Co., Inc.	2,208	83,374
Fred’s, Inc.	5,520	121,937
Frontier Financial Corp.	2,208	77,148
FTI Consulting, Inc.*	5,244	86,526
Fuller (H.B.) Co.	3,588	101,899
Furniture Brands International, Inc.	2,760	69,138
G & K Services, Inc.	2,484	99,832
Gables Residential TrustREIT	1,380	46,892
Gardner Denver, Inc.*	2,484	69,304
Gartner Group, Inc.*	6,348	83,921
Gateway, Inc.*	31,464	141,588
GATX Corp.	3,036	82,579
Gaylord Entertainment Co.*	3,312	103,964
GenCorp, Inc.	4,968	66,522
General Cable Corp.*	5,520	47,196
General Communication, Inc.—Class A	6,348	50,403
Genesee & Wyoming, Inc.—Class A*	2,208	52,330
Genesis Healthcare Corp.*	2,760	80,150
Gentiva Health Services, Inc.*	3,588	58,341
Geron Corp.*	6,348	51,355
Getty Realty Corp.REIT	2,484	62,497
Gibraltar Steel Corp.	2,208	72,467
Glacier Bancorp, Inc.	3,624	102,088
Glatfelter (P.H.) Co.	4,140	58,291
Glimcher Realty TrustREIT	4,692	103,787
Global Industries, Ltd.*	11,592	66,306
Global Power Equipment Group, Inc.*	4,692	37,630
Golden Telecom, Inc.	1,932	54,366
Goodyear Tire & Rubber Co.*	19,872	180,637
Granite Construction, Inc.	2,208	40,252
Graphic Packaging Corp.*	9,384	81,172
Gray Television, Inc.	6,348	88,174
Greif Brothers Corp.—Class A	1,932	81,627
Grey Wolf, Inc.*	26,496	112,343
Group 1 Automotive, Inc.*	2,208	73,328
Guitar Center, Inc.*	3,036	135,011
Gymboree Corp.*	4,416	67,830
Hancock Holding Co.	3,864	112,288
Handleman Co.	3,312	76,706
Hanover Compressor Co.*	6,624	78,826
Harbor Florida Bancshares, Inc.	3,036	83,520
Harland (John H.) Co.	3,588	105,308
Harleysville National Corp.	3,588	91,853
Harris Interactive, Inc.*	6,900	46,368
Harvest Natural Resources, Inc.*	4,968	74,073
Haverty Furniture Companies, Inc.	2,760	48,245
Hayes Lemmerz International, Inc.*	5,244	79,184
Healthcare Realty Trust, Inc.REIT	3,864	144,823
Heartland Express, Inc.	4,416	120,822
Hecla Mining Co.*	16,836	95,965
HEICO Corp.	2,760	50,370
Helmerich & Payne, Inc.	4,416	115,346
Hibbet Sporting Goods, Inc.*	3,312	90,583
Highland Hospitality Corp.REIT	4,968	49,928
Highwoods Properties, Inc.	6,900	162,150
Hollinger International, Inc.	6,348	106,583
Holly Corp.	1,380	51,612
Hologic, Inc.*	2,760	64,170
Home Properties of New York, Inc.REIT	2,208	86,068
HomeStore.com, Inc.*	13,524	53,961
Hooper Holmes, Inc.	8,004	45,943
Horace Mann Educators Corp.	5,244	91,665
Hot Topic, Inc.*	6,900	141,381
Hudson River Bancorp, Inc.	4,416	75,381

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Human Genome Sciences, Inc.*	16,284	$189,384
Hydril Co.*	2,208	69,552
Hypercom Corp.*	7,176	60,637
Iberiabank Corp.	828	49,001
Identix, Inc.*	12,420	92,777
IDEX Corp.	5,281	181,385
IDX Systems Corp.*	3,036	96,818
IHOP Corp.	3,036	108,567
II-VI, Inc.	1,656	50,773
Imation Corp.	4,416	188,166
IMC Global, Inc.	10,764	144,237
IMPAC Mortgage Holdings, Inc.REIT	4,968	111,879
Impax Laboratories, Inc.*	6,900	133,722
Incyte Genomics, Inc.*	8,556	65,368
Independence Community Bank Corp.	7,375	268,451
Independent Bank Corp.	2,208	63,922
Independent Bank Corp.	2,484	63,094
Infinity Property & Casualty Corp.	3,036	100,188
InFocus Corp.*	5,520	46,920
Informatica Corp.*	12,144	92,659
infoUSA, Inc.*	4,416	44,778
InnKeepers U.S.A. TrustREIT	4,692	48,375
Insight Communications Co., Inc.*	6,348	58,782
Insituform Technologies, Inc.—Class A*	3,864	62,867
Integra Bank Corp.	2,208	48,642
Integrated Device Technology, Inc.*	8,280	114,595
Integrated Silicon Solution, Inc.*	4,968	60,659
Interactive Data Corp.*	5,244	91,350
Interdigital Communications Corp.*	7,452	140,172
Interface, Inc.*	6,348	55,418
Internet Capital Group, Inc.*	5,520	42,725
Internet Security Systems, Inc.*	5,244	80,443
Interstate Bakeries Corp.	5,796	62,887
InterVoice-Brite, Inc.*	4,968	56,983
Interwoven, Inc.*	5,796	58,540
Intrado, Inc.*	2,484	39,968
Intuitive Surgical, Inc.*	4,692	89,148
Invacare Corp.	3,312	148,113
Inveresk Research Group, Inc.*	4,140	127,678
Inverness Medical Innovation, Inc.*	1,932	42,311
Investors Real Estate TrustREIT	5,796	60,162
Iomega Corp.	7,176	40,042
Ionics, Inc.*	2,484	70,173
Ipass, Inc.*	6,348	67,225
Ipayment, Inc.*	1,380	56,580
Irwin Financial Corp.	2,484	65,578
ISIS Pharmaceuticals, Inc.*	7,452	42,774
Jack in the Box, Inc.*	2,484	73,775
Jacuzzi Brands, Inc.*	10,764	86,865
JAKKS Pacific, Inc.*	3,588	74,595
Jarden Corp.*	3,312	119,199
JLG Industries, Inc.	5,520	76,673
Jo-Ann Stores, Inc.*	2,760	81,144
Jones Lang LaSalle, Inc.*	3,864	104,714
Journal Register Co.*	5,520	110,400
Joy Global, Inc.	6,900	206,586
K-V Pharmaceutical Co.*	4,968	114,711
K2, Inc.*	4,416	69,331
Kadant, Inc.*	1,932	44,687
Kansas City Southern Industries, Inc.*	5,520	85,560
Kaydon Corp.	3,588	110,977
KCS Energy, Inc.*	6,900	91,908
Keane, Inc.*	6,348	86,904
Kellwood Co.	2,760	120,198
Kelly Services, Inc.—Class A	2,484	74,023
Kennametal, Inc.	4,692	214,894
Kensey Nash Corp.*	1,380	47,610
Key Energy Group*	11,040	104,218
Keystone Automotive Industries, Inc.*	2,208	61,581
KFX, Inc.*	6,072	46,269
Kilroy Realty Corp.REIT	1,656	56,470
Kimball International, Inc.—Class B	3,036	44,781
Kindred Healthcare, Inc.*	3,864	101,816
Kirby Corp.*	3,036	118,100
Knight Trading Group, Inc.*	16,284	163,166
Knight Transportation, Inc.*	3,588	103,083
Kopin Corp.*	9,936	50,773
Korn/Ferry International*	4,416	85,538
Kramont Realty TrustREIT	3,312	52,992
Kronos, Inc.*	3,588	147,826
La Quinta Corp.*	26,496	222,566
La-Z-Boy, Inc.	6,624	119,099
LabOne, Inc.*	2,484	78,942
Labor Ready, Inc.*	4,968	77,004
Laclede Group, Inc.	3,036	83,217
Laidlaw International*	12,420	160,963
Lancaster Colony Corp.	3,864	160,898
Lance, Inc.	3,588	55,255
Landauer, Inc.	1,380	61,631
Landstar System, Inc.*	4,140	218,883
Lasalle Hotel PropertiesREIT	3,864	94,282
Lattice Semiconductor Corp.*	16,008	112,216
Lawson Software, Inc.*	7,728	54,714
Lennox International, Inc.	5,796	104,908
Levitt Corp.*	2,208	56,878
Lexicon Genetics, Inc.*	8,832	69,243
Libbey, Inc.	1,932	53,632
Lifecell Corp.*	4,140	46,741
Ligand Pharmaceuticals, Inc.—Class B*	9,936	172,689
Lincoln Electric Holdings, Inc.	4,692	159,950
Lindsay Manufacturing Co.	1,656	39,777
Linens’n Things, Inc.*	3,312	97,075
Lionbridge Technologies, Inc.*	6,624	50,674
Lithia Motors, Inc.—Class A	1,932	47,875
Littelfuse, Inc.*	3,036	128,757
LKQ Corp.*	1,932	35,800
LNR Property Corp.	828	44,919
Longview Fibre Co.*	7,176	105,703
Luminex Corp.*	3,864	38,872
M/I Schottenstein Homes, Inc.	1,380	56,028
Macdermid, Inc.	3,864	130,796
Macrovision Corp.*	6,072	151,982
Magellan Health Services*	3,864	129,251
Magnum Hunter Resources, Inc.*	8,832	91,676
Maguire Properties, Inc.REIT	4,140	102,548
Manitowoc Co.	3,312	112,111
ManTech International Corp.—Class A*	2,484	46,625
Manufactured Home Communities, Inc.REIT	2,208	73,284
Marcus Corp.	2,760	47,610
MarineMax, Inc.*	1,656	47,494

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
MascoTech, Inc.*	1,386	$—
MatrixOne, Inc.*	6,900	47,679
Matthews International Corp.—Class A	4,692	154,554
Mattson Technology, Inc.*	5,520	66,350
Maverick Tube Corp.*	1,932	50,734
Maximus, Inc.*	2,484	88,083
MB Financial, Inc.	2,484	91,436
McDATA Corp.—Class A*	16,560	89,093
McGrath RentCorp.	1,380	50,991
Medarex, Inc.*	11,316	82,494
Mentor Corp.	5,796	198,744
Mercury Computer Systems, Inc.*	3,036	75,293
MeriStar Hospitality Corp.REIT*	12,420	84,953
Metal Management, Inc.*	2,484	49,208
Metals USA, Inc.*	2,760	49,349
Methode Electronics, Inc.—Class A	4,968	64,435
Metrocall Holdings, Inc.*	828	55,476
MFA Mortgage Investments, Inc.REIT	9,660	85,974
MGE Energy, Inc.	2,760	90,059
Micromuse, Inc.*	11,040	73,858
Micros Systems, Inc.*	2,208	105,918
Mid-State Bancshares	3,312	77,865
Millennium Chemicals, Inc.*	7,728	133,849
Mindspeed Technologies, Inc.*	14,076	69,817
Mine Safety Appliances Co.	3,036	102,313
Modine Manufacturing Co.	3,312	105,487
Molina Healthcare, Inc.*	1,380	52,688
Monaco Coach Corp.	3,312	93,299
Moog, Inc.—Class A*	3,588	133,151
MPS Group, Inc.*	13,800	167,256
MTS Systems Corp.	3,036	71,194
Mueller Industries, Inc.	3,312	118,569
Myers Industries, Inc.	3,036	42,808
Mykrolis Corp.*	5,796	100,966
Nabi Biopharmaceuticals*	8,280	117,742
Nara Bancorp, Inc.	2,484	42,551
National Financial Partners	4,692	165,486
National Health Investors, Inc.REIT	3,312	90,053
National Penn Bancshares, Inc.	3,312	98,499
National Western Life Insurance Co.	276	42,380
Nationwide Health Properties, Inc.REIT	8,832	166,925
Navigant Consulting Co.*	6,348	136,101
NBT Bancorp, Inc.	4,692	104,819
NCI Building Systems, Inc.*	2,484	80,854
NCO Group, Inc.*	3,864	103,130
NDCHealth Corp.	2,208	51,226
Newcastle Investment Corp.REIT	4,140	123,993
Newpark Resources, Inc.*	11,868	73,582
NMS Communications Corp.**	6,624	48,885
North Fork Bancorp, Inc.	558	21,232
North Pittsburgh Systems, Inc.	2,208	44,270
Northwest Airlines Corp. Class A*	9,660	107,419
Northwest Bancorp, Inc.	2,760	63,204
Northwest Natural Gas Co.	3,864	117,853
NS Group, Inc.*	2,484	40,837
Nu Skin Enterprises, Inc.	6,900	174,707
Nuvelo, Inc.*	4,140	39,827
Oceaneering International, Inc.*	3,588	122,888
Octel Corp.	1,656	43,602
Ocular Sciences, Inc.*	2,760	104,880
Ocwen Financial Corp.*	5,520	66,461
Odyssey Healthcare, Inc.*	5,244	98,692
Offshore Logistics, Inc.*	2,760	77,611
Ohio Casualty Corp.*	8,556	172,231
Oil States International, Inc.*	4,140	63,342
Old Dominion Freight Line, Inc.*	2,244	66,153
Old National BanCorp.	8,004	198,738
Old Second Bancorp, Inc.	828	43,677
OM Group, Inc.*	3,036	100,218
Omega Healthcare Investors, Inc.REIT	6,624	66,505
ON Semiconductor Corp.**	17,112	85,902
Onyx Pharmaceuticals, Inc.*	3,588	151,988
Open Solutions, Inc.*	1,656	41,367
Opsware, Inc.*	7,176	56,834
OraSure Technologies, Inc.*	5,520	53,710
Orbital Sciences Corp.*	6,072	83,854
Oriental Financial Group, Inc.	2,484	67,242
OrthoLogic Corp.*	4,968	43,073
Oscient Pharmaceuticals Corp.*	8,556	43,721
Otter Tail Power Co.	3,588	96,374
Overseas Shipholding Group, Inc.	1,380	60,899
Overstock.com, Inc.*	1,656	64,716
Owens & Minor, Inc.	5,244	135,819
Oxford Industries, Inc.	1,932	84,158
P.F. Chang’s China Bistro, Inc.*	2,208	90,859
Pacific Capital BanCorp.	6,348	178,569
Packeteer, Inc.**	4,692	75,776
PalmOne, Inc.*	3,588	124,755
Par Pharmaceutical Cos., Inc.*	1,104	38,872
Parametric Technology Corp.*	37,812	189,059
Parexel International Corp.*	3,588	71,042
Park National Corp.	1,656	211,487
Parker Drilling Co.*	13,248	50,607
Parkway Properties, Inc.REIT	279	12,402
Paxar Corp.*	4,968	96,975
Payless ShoeSource, Inc.*	8,556	127,570
Pediatrix Medical Group, Inc.*	2,760	192,786
Peet’s Coffee & Tea, Inc.*	1,656	41,383
Penn Virginia Corp.	2,484	89,697
Pennsylvania REIT	3,864	132,342
Pep Boys-Manny, Moe & Jack	3,312	83,959
Per-Se Technologies, Inc.*	3,312	48,156
Perot Systems Corp.—Class A*	10,764	142,838
Perrigo Co.	8,556	162,307
PFF Bancorp, Inc.	1,380	51,391
Pharmos Corp.*	12,420	51,046
Philadelphia Consolidated Holding Corp.*	2,484	149,214
Pinnacle Entertainment, Inc.*	4,968	62,646
Pixelworks, Inc.*	5,796	88,795
Plains Exploration & Production Co.*	8,280	151,938
Plug Power, Inc.*	6,900	51,612
PNM Resources, Inc.	6,624	137,580
PolyOne Corp.*	12,972	96,512
Post Properties, Inc.REIT	5,520	160,908
Powerwave Technologies, Inc.*	9,108	70,132
Prentiss Properties TrustREIT	4,140	138,773
Presidential Life Corp.	3,036	54,709
Price Communications Corp.*	5,140	75,866
Price Legacy Corp.REIT	3,036	56,045
Prima Energy Corp.*	1,380	54,607

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Prime Hospitality Corp.*	5,244	$55,691
Primedia, Inc.*	18,768	52,175
Primus Telecommunications Group, Inc.*	10,488	53,279
Priority Healthcare Corp.—Class B*	4,140	95,013
PrivateBancorp, Inc.	2,208	60,632
ProAssurance Corp.*	3,588	122,387
ProQuest Co.*	3,312	90,252
Prosperity Bancshares, Inc.	2,208	53,765
Provident Bankshares Corp.	4,692	135,317
Provident Financial Services, Inc.	7,728	135,626
Province Healthcare Co.*	6,348	108,868
PS Business Parks, Inc.REIT	1,656	66,637
PSS World Medical, Inc.*	9,660	108,192
Pulitzer, Inc.	1,104	53,986
Quanta Services, Inc.*	10,212	63,519
Quantum Corp.*	25,392	78,715
R & G Financial Corp.—Class B	3,588	118,619
RailAmerica, Inc.*	4,968	72,533
RAIT Investment TrustREIT	2,760	68,034
Ralcorp Holdings, Inc.*	3,588	126,298
Range Resources Corp.	9,660	141,036
RARE Hospitality International, Inc.*	4,692	116,831
RC2 Corp.*	1,932	68,586
Reader’s Digest Association, Inc.	9,660	154,463
RealNetworks, Inc.*	15,732	107,607
Realty Income Corp.REIT	3,588	149,727
Red Robin Gourmet Burgers, Inc.*	1,656	45,325
Regal-Beloit Corp.	3,588	79,869
Reliance Steel & Aluminum Co.	2,484	100,155
Revlon, Inc.—Class A*	20,700	61,065
RF Micro Devices, Inc.*	24,288	182,161
RLI Corp.	2,760	100,740
Rock-Tenn Co.	4,140	70,173
Rogers Corp.*	2,208	154,340
RTI International Metals, Inc.*	3,036	48,424
Ruddick Corp.	4,692	105,335
Russell Corp.	4,140	74,354
Ryans Restaurant Group, Inc.*	6,072	95,938
Ryerson Tull, Inc.	3,312	52,595
S & T Bancorp, Inc.	3,312	105,918
S1 Corp.*	9,936	98,764
Safeguard Scientifics, Inc.*	16,836	38,723
SafeNet, Inc.*	3,312	91,676
Saga Communications, Inc.*	2,208	40,296
Salix Pharmaceuticals, Ltd.*	3,312	109,130
Sandy Spring Bancorp, Inc.	1,932	67,137
Sapient Corp.*	11,040	66,350
Scansoft, Inc.*	11,316	56,014
ScanSource, Inc.*	1,656	98,400
Schweitzer-Mauduit International, Inc.	1,656	50,723
SCP Pool Corp.	4,968	223,559
Seacoast Financial Services Corp.	4,140	143,244
Seacor Smit, Inc.*	2,208	96,997
Secure Computing Corp.*	4,968	57,877
Select Comfort Corp.*	4,692	133,253
Select Medical Corp.	11,040	148,157
Sensient Technologies Corp.	6,072	130,427
Sequa Corp.—Class A*	828	48,413
Serena Software, Inc.*	3,588	68,495
Shaw Group, Inc.*	7,728	78,285
Shopko Stores, Inc.*	4,140	58,540
Sierra Pacific Resources*	14,904	114,910
Silgan Holdings, Inc.	1,656	66,753
Silicon Graphics, Inc.*	36,984	81,365
Silicon Image, Inc.*	10,488	137,707
Silicon Storage Technology, Inc.*	11,040	113,712
Siliconix, Inc.*	828	41,085
Simmons First National Corp.—Class A	2,208	57,474
Simpson Manufacturing Co., Inc.	2,484	139,402
Sinclair Broadcast Group—Class A	6,348	65,194
Six Flags, Inc.*	12,144	88,165
SkyWest, Inc.	8,280	144,155
Skyworks Solutions, Inc.*	18,492	161,436
Sola International, Inc.*	3,864	66,577
Sonic Automotive, Inc.	3,312	73,361
Sonic Corp.*	36	819
Sonic Solutions*	2,484	52,785
SonoSite, Inc.*	2,208	52,793
Sonus Networks, Inc.*	30,636	146,440
Sotheby’s Holdings, Inc.—Class A*	5,244	83,694
Southern Union Co.*	4,968	104,725
Southwest Gas Corp.	4,416	106,558
Southwestern Energy Co.*	4,416	126,607
Spartech Corp.	3,588	93,073
Speedway Motorsports, Inc.	2,208	73,836
Spherion Corp.*	8,556	86,758
SRA International, Inc.—Class A*	1,380	58,402
St. Mary Land & Exploration Co.	3,588	127,912
Standard Microsystems Corp.*	2,484	57,927
Standex International Corp.	1,656	45,043
StarTek, Inc.	1,656	59,285
State Auto Financial Corp.	1,932	59,351
STERIS Corp.*	6,348	143,211
Sterling BanCorp.	1,932	53,362
Sterling Bancshares, Inc.	6,348	90,078
Sterling Financial Corp.	3,036	79,027
Sterling Financial Corp.*	3,375	107,561
Stewart & Stevenson Services, Inc.	4,140	74,189
Stewart Enterprises, Inc.—Class A*	15,180	123,565
Strayer Education, Inc.	1,932	215,553
Stride Rite Corp.	5,520	60,886
Suffolk BanCorp.	1,656	53,986
Summit Properties, Inc.REIT	3,588	91,996
Superior Energy Services, Inc.*	7,728	77,666
SureWest Communications	1,932	61,051
Susquehanna Bancshares, Inc.	6,624	166,660
Swift Energy Co.*	3,312	73,063
Sybron Dental Special, Inc.*	5,520	164,772
Sycamore Networks, Inc.*	24,564	103,906
Symmetricom, Inc.*	6,348	56,497
Take-Two Interactive Software, Inc.*	4,140	126,850
TALX Corp.	1,932	47,199
Taubman Centers, Inc.REIT	6,072	138,988
Techne Corp.*	4,968	215,859
Technitrol, Inc.*	5,244	114,844
Tecumseh Products Co.	2,208	90,948
Teledyne Technologies, Inc.*	4,692	93,934
TeleTech Holdings, Inc.**	5,244	45,990
Telik, Inc.*	5,520	131,762
Tenneco Automotive, Inc.*	5,796	76,681
Terex Corp.*	3,864	131,878
Tesoro Petroleum Corp.*	5,520	152,352

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Tessera Technologies*	3,312	$59,682
TETRA Technologies, Inc.*	3,036	81,517
Texas Industries, Inc.	2,484	102,266
The Medicines Co.*	6,348	193,678
The Men’s Wearhouse, Inc.*	1,656	43,702
The Phoenix Companies, Inc.	12,420	152,145
The Robert Mondavi Corp.—Class A*	1,380	51,088
The Steak n Shake Co.*	3,312	60,345
Thomas Industries, Inc.	1,932	64,142
Thor Industries, Inc.	2,760	92,350
THQ, Inc.*	4,140	94,806
Tierone Corp.	2,760	59,368
Titan Corp.*	11,316	146,882
Toro Co.	1,104	77,358
Town& Country TrustREIT	2,484	62,696
Trammell Crow Co.*	4,692	66,157
Transaction Systems Architects, Inc.*	5,244	112,903
Transkaryotic Therapies, Inc.*	4,140	61,934
Transmeta Corp.*	20,976	45,937
Tredegar Corp.	3,864	62,326
Triad Guaranty, Inc.*	1,380	80,316
Triarc Companies, Inc.	4,968	50,525
Trinity Industries, Inc.	2,484	78,966
TriQuint Semiconductor, Inc.*	19,320	105,487
Triumph Group, Inc.*	2,208	70,501
TrustCo Bank Corp.NY	10,488	137,393
Trustmark Corp.	6,624	191,566
TTM Technologies, Inc.*	5,796	68,683
Tyler Technologies, Inc.*	5,244	49,608
UbiquiTel, Inc.*	9,936	41,930
UICI*	4,692	111,717
UIL Holdings Corp.	1,380	67,192
UMB Financial Corp.	2,208	113,977
Unit Corp.*	3,036	95,482
United Auto Group, Inc.	2,208	67,675
United Community Banks, Inc.	4,140	104,245
United Community Financial Corp.	3,864	50,232
United Fire & Casualty Co.	1,104	63,756
United Online, Inc.*	7,452	131,230
United Rentals, Inc.*	2,484	44,439
United Surgical Partners International, Inc.*	3,864	152,512
Universal American Financial Corp.*	3,864	42,427
Universal Corp.	3,312	168,713
Universal Forest Products, Inc.REIT	2,208	71,208
Universal Health Realty Income Trust	1,656	47,527
Universal Technical Institue, Inc.*	1,932	77,241
Univest Corporation of Pennsylvania	1,104	56,304
Unizan Financial Corp.	3,036	79,240
Unova, Inc.*	6,900	139,725
URS Corp.*	2,484	68,062
Urstadt Biddle Properties—Class AREIT	3,036	44,963
USEC, Inc.	10,764	94,400
Vail Resorts, Inc.**	2,760	52,882
Valeant Pharmaceuticals International	6,348	126,960
Valmont Industries, Inc.	1,932	44,243
ValueClick, Inc.*	11,316	135,566
Varian Semiconductor Equipment Associates Inc,*	3,312	127,711
Vertex Pharmaceuticals, Inc.*	11,040	119,674
Viasys Healthcare, Inc.*	4,416	92,339
Vicor Corp.*	2,760	50,425
Vicuron Pharmaceuticals, Inc.*	6,624	83,197
Vignette Corp.*	40,848	67,808
Vintage Petroleum, Inc.	4,140	70,256
Visteon Corp.	12,696	148,162
VISX, Inc.*	2,208	58,998
Vitesse Semiconductor Corp.*	30,636	149,504
W-H Energy Services, Inc.*	3,588	70,325
W.R.Grace & Co.**	9,384	58,181
Wabtec Corp.	4,968	89,623
Walter Industries, Inc.	3,312	45,109
Washington REIT	5,520	162,178
Washington Trust Bancorp, Inc.	1,932	50,174
Watsco, Inc.	3,036	85,221
Watson Wyatt & Company Holdings	4,692	125,042
Watts Industries, Inc.—Class A	3,036	81,820
Wausau-Mosinee Paper Corp.	6,348	109,821
WCI Communities, Inc.*	2,208	49,260
webMethods, Inc.*	6,624	56,768
Weis Markets, Inc.	1,656	58,043
Werner Enterprises, Inc.	5,796	122,296
Wesbanco, Inc.	2,484	72,359
WESCO International, Inc.*	2,484	45,706
West Coast BanCorp.	2,208	47,340
West Pharmaceutical Services, Inc.	2,208	93,398
Westamerica Bancorporation	3,312	173,714
Wild Oats Markets, Inc.*	4,416	62,133
Winn-Dixie Stores, Inc.	11,592	83,462
Winnebago Industries, Inc.	2,760	102,893
Wintrust Financial Corp.	2,760	139,408
WMS Industries, Inc.*	2,760	82,248
Wolverine World Wide, Inc.	5,244	137,655
Woodward Governor Co.	1,380	99,512
World Fuel Services Corp.	1,380	62,210
X-Rite, Inc.	3,036	44,143
Yankee Candle Co., Inc.*	4,140	121,095
Zenith National Insurance Corp.	1,104	53,654
Zoll Medical Corp.*	1,380	48,410
Zoran Corp.*	6,072	111,421
Zymogenetics, Inc.*	2,760	52,440

TOTAL COMMON STOCKS (Cost $72,225,386)		73,059,505

	Principal Amount
U.S. Government Agency Obligations (25.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$23,709,000	23,709,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,709,000)		23,709,000

TOTAL INVESTMENT SECURITIES (Cost $95,937,386)—103.1%		96,768,505
Net other assets (liabilites)—(3.1)%		(2,936,100)

NET ASSETS—100.0%		$93,832,405

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $46,373,875	157	$2,048,222

	Units
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $2,512,549)	4,314	17,449

Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $65,480,075)	112,426	472,487

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.3%
Aerospace/Defense		1.2%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.6%
Auto Manufacturers		1.0%
Auto Parts & Equipment		0.1%
Banks		7.5%
Beverages		0.1%
Biotechnology		1.2%
Building Materials		0.9%
Chemicals		1.5%
Commercial Banks		0.2%
Commercial Services		3.7%
Computers		2.4%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.8%
Diversified Financial Services		0.5%
Electric		1.6%
Electrical Components & Equipment		0.4%
Electronics		1.9%
Energy—Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software		0.1%
Entertainment		0.8%
Environmental Control		0.3%
Finance—Credit Card		0.1%
Food		1.0%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.7%
Healthcare—Products		2.4%
Healthcare—Services		2.0%
Home Builders		0.5%
Home Furnishings		0.4%
Household Product/Wares		0.5%
Housewares		0.1%
Insurance		2.0%
Internet		2.7%
Investment Companies		0.1%
Iron/Steel		0.6%
Laser System Components		0.1%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction& Mining		0.4%
Machinery—Diversified		1.4%
Media		1.1%
Medical—Biomedical/Genetic		0.1%
Medical-Drugs		0.1%
Medical Instruments		0.2%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.7%
Mining		0.6%
Miscellaneous Manufacturing		1.5%
Office/Business Equipment		0.1%
Oil & Gas		2.5%
Oil & Gas Services		1.0%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.5%
Pharmaceuticals		2.9%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.9%
Retail		4.0%
Savings & Loans		1.7%
Semiconductors		2.8%
Software		2.3%
Telecommunications		2.7%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Trucking & Leasing		0.1%
Water		0.1%
Other**		22.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

25

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $95,937,386)	$96,768,505
Segregated cash balances with brokers for futures contracts	2,532,985
Segregated cash balances with custodian for swap agreements	209
Dividends and interest receivable	26,354
Receivable for investments sold	13,200
Receivable for capital shares issued	2,784,127
Variation margin on futures contracts	135,814
Unrealized appreciation on swap agreements	489,936
Prepaid expenses	733

Total Assets	102,751,863

Liabilities:
Cash overdraft	230,434
Payable for capital shares redeemed	8,554,684
Advisory fees payable	37,641
Management services fees payable	7,528
Administration fees payable	1,651
Administrative services fees payable	23,619
Distribution fees payable	13,980
Other accrued expenses	49,921

Total Liabilities	8,919,458

Net Assets	$93,832,405

Net Assets consist of:
Capital	$70,380,409
Accumulated net investment income (loss)	(360,501)
Accumulated net realized gains (losses) on investments	20,443,220
Net unrealized appreciation (depreciation) on investments	3,369,277

Net Assets	$93,832,405

Shares of Beneficial Interest Outstanding	2,915,925

Net Asset Value (offering and redemption price per share)	$32.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$222,395
Interest	152,196

Total Investment Income	374,591

Expenses:
Advisory fees	287,052
Management services fees	57,411
Administration fees	13,327
Transfer agency and administrative service fees	196,446
Distribution fees	95,684
Custody fees	42,657
Fund accounting fees	25,127
Other fees	17,388

Total Expenses	735,092

Net Investment Income (Loss)	(360,501)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,910,195
Net realized gains (losses) on futures contracts	(1,203,273)
Net realized gains (losses) on swap agreements	946,929
Change in net unrealized appreciation/depreciation on investments	(5,056,336)

Net Realized and Unrealized Gains (Losses) on Investments	2,597,515

Change in Net Assets Resulting from Operations	$2,237,014

See accompanying notes to the financial statements.

26

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(360,501)	$(358,338)
Net realized gains (losses) on investments	7,653,851	24,502,558
Change in net unrealized appreciation/depreciation on investments	(5,056,336)	8,893,996

Change in net assets resulting from operations	2,237,014	33,038,216

Capital Transactions:
Proceeds from shares issued	555,271,648	654,391,278
Cost of shares redeemed	(551,841,487)	(629,825,235)

Change in net assets resulting from capital transactions	3,430,161	24,566,043

Change in net assets	5,667,175	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$93,832,405	$88,165,230

Accumulated net investment income (loss)	$(360,501)	$—

Share Transactions:
Issued	17,736,400	30,573,273
Redeemed	(17,839,592)	(29,641,933)

Change in shares	(103,192)	931,340

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) Through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.14	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	3.13		14.70		(10.71)		(1.93)		(7.90)		5.93

Total income (loss) from Investment activities	2.98		14.56		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains on investments	—		—		—		—		(0.42)		—

Total distributions	—		—		—		—		(0.44)		—

Net Asset Value, End of Period	$32.18		$29.20		$14.64		$25.51		$27.61		$35.99

Total Return	10.21	%(c)	99.45%		(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.00%		2.15%		2.11%		2.24%		2.53%
Net expenses(d)	1.92%		1.98%		1.98%		2.11%		1.95%		1.70%
Net investment income (loss)(d)	(0.94)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%		1.75%
Supplemental Data:
Net assets, end of period (000’s)	$93,832		$88,165		$30,561		$89,041		$33,388		$9,804
Portfolio turnover rate(e)	252	%(c)	572%		1,511%		842%		1,971%		686	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (81.8%)
Adobe Systems, Inc.	17,408	$809,472
Altera Corp.*	39,168	870,313
Amazon.com, Inc.*	20,128	1,094,963
American Power Conversion Corp.	14,960	293,964
Amgen, Inc.*	44,064	2,404,572
Apollo Group, Inc.—Class A*	13,328	1,176,729
Apple Computer, Inc.*	39,440	1,283,378
Applied Materials, Inc.*	65,008	1,275,457
ATI Technologies, Inc.*	17,952	338,575
BEA Systems, Inc.*	28,016	230,292
Bed Bath & Beyond, Inc.*	30,192	1,160,882
Biogen Idec, Inc.*	27,472	1,737,604
Biomet, Inc.	25,568	1,136,242
Broadcom Corp.—Class A*	17,136	801,451
C.H. Robinson Worldwide, Inc.	6,256	286,775
Career Education Corp.*	7,616	346,985
CDW Corp.	6,528	416,225
Cephalon, Inc.*	3,808	205,632
Check Point Software Technologies, Ltd.*	19,040	513,890
Chiron Corp.*	19,584	874,230
Cintas Corp.	15,232	726,109
Cisco Systems, Inc.*	180,064	4,267,517
Citrix Systems, Inc.*	14,960	304,586
Comcast Corp.—Special Class A*	70,992	1,989,906
Compuware Corp.*	17,680	116,688
Comverse Technology, Inc.*	15,232	303,726
Costco Wholesale Corp.	17,952	737,289
Dell, Inc.*	69,088	2,474,732
DENTSPLY International, Inc.	5,712	297,595
Dollar Tree Stores, Inc.*	8,160	223,829
eBay, Inc.*	36,448	3,351,393
EchoStar Communications Corp.—Class A*	18,224	560,388
Electronic Arts, Inc.*	22,848	1,246,358
Expeditors International of Washington, Inc.	7,616	376,307
Express Scripts, Inc.—Class A*	5,168	409,461
Fastenal Co.	5,440	309,155
First Health Group Corp.*	7,072	110,394
Fiserv, Inc.*	18,224	708,731
Flextronics International, Ltd.*	42,704	681,129
Garmin, Ltd.	7,344	272,022
Gentex Corp.	5,984	237,445
Genzyme Corp.—General Division*	21,216	1,004,153
Gilead Sciences, Inc.*	15,776	1,056,992
Henry Schein, Inc.*	2,992	188,915
Intel Corp.	168,640	4,654,465
InterActive Corp.*	54,128	1,631,418
Intersil Corp.—Class A	10,608	229,769
Intuit, Inc.*	18,496	713,576
Invitrogen Corp.*	3,536	254,557
JDS Uniphase Corp.*	121,856	461,834
Juniper Networks, Inc.*	25,840	634,889
KLA-Tencor Corp.*	17,680	873,038
Lam Research Corp.*	10,336	277,005
Lamar Advertising Co.*	6,256	271,198
Level 3 Communications, Inc.*	50,048	177,670
Lincare Holdings, Inc.*	7,072	232,386
Linear Technology Corp.	30,736	1,213,150
Marvell Technology Group, Ltd.*	19,040	508,368
Maxim Integrated Products, Inc.	33,728	1,768,022
MedImmune, Inc.*	19,856	464,630
Mercury Interactive Corp.*	7,344	365,952
Microchip Technology, Inc.	12,784	403,207
Microsoft Corp.	276,896	7,908,149
Millennium Pharmaceuticals, Inc.*	25,024	345,331
Molex, Inc.	7,344	235,596
Network Appliance, Inc.*	27,200	585,616
Nextel Communications, Inc.—Class A*	103,088	2,748,326
Novellus Systems, Inc.*	11,152	350,619
NVIDIA Corp.*	13,328	273,224
Oracle Corp.*	161,296	1,924,260
PACCAR, Inc.	14,688	851,757
PanAmSat Corp.*	14,960	347,371
Patterson Dental Co.*	4,896	374,495
Patterson-UTI Energy, Inc.	6,528	218,100
Paychex, Inc.	26,656	903,105
PeopleSoft, Inc.*	38,352	709,512
Petsmart, Inc.	10,608	344,230
Pixar Animation Studios*	4,080	283,601
QLogic Corp.*	7,072	188,044
Qualcomm, Inc.	72,896	5,319,951
Research In Motion, Ltd.*	13,872	949,400
Ross Stores, Inc.	10,880	291,149
Ryanair Holdings PLCADR*	4,624	151,575
Sandisk Corp.*	11,152	241,887
Sanmina-SCI Corp.*	41,344	376,230
Siebel Systems, Inc.*	43,792	467,699
Sigma-Aldrich Corp.	4,896	291,851
Smurfit-Stone Container Corp.*	18,496	368,995
Staples, Inc.	25,024	733,453
Starbucks Corp.*	41,072	1,785,810
Sun Microsystems, Inc.*	107,712	467,470
Symantec Corp.*	24,208	1,059,826
Synopsys, Inc.*	10,608	301,585
Tellabs, Inc.*	17,680	154,523
Teva Pharmaceutical Industries, Ltd.ADR	16,592	1,116,476
VeriSign, Inc.*	17,408	346,419
Veritas Software Corp.*	32,640	904,128
Whole Foods Market, Inc.	4,624	441,361
Xilinx, Inc.	34,272	1,141,600
Yahoo!, Inc.*	48,144	1,749,072

TOTAL COMMON STOCKS (Cost $65,026,422)		91,599,381

	Principal Amount
U.S. Government Agency Obligations (14.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$15,729,000	15,729,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,729,000)		15,729,000

TOTAL INVESTMENT SECURITIES (Cost $80,755,422)—95.8%		107,328,381
Net other assets (liabilities)—4.2%		4,760,176

NET ASSETS—100.0%		$112,088,557

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $56,581,200)	372	$1,599,086

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $35,404,327)	23,344	423,182
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/04 (Underlying notional amount at value $35,125,682)	23,160	419,818
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $4,916,958)	3,242	58,767

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Airlines		0.1%
Auto Manufacturers		0.8%
Biotechnology		5.9%
Chemicals		0.3%
Commercial Services		2.3%
Computers		6.4%
Distribution/Wholesale		0.6%
Electrical Components & Equipment		0.5%
Electronics		1.4%
Food		0.4%
Healthcare—Products		1.8%
Healthcare—Services		0.2%
Internet		8.7%
Media		1.8%
Oil & Gas		0.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.9%
Retail		4.7%
Semiconductors		13.5%
Software		14.2%
Telecommunications		13.4%
Textiles		0.6%
Transportation		0.6%
Other**		18.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositry Receipt

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $80,755,422)	$107,328,381
Segregated cash balances with brokers for futures contracts	7,115,319
Segregated cash balances with custodian for swap agreements	244
Dividends and interest receivable	1,716
Receivable for capital shares issued	5,340,658
Unrealized appreciation on swap agreements	901,767
Variation margin on futures contracts	370,769
Prepaid expenses	1,107

Total Assets	121,059,961

Liabilities:
Cash overdraft	370,051
Payable for investments purchased	8,419,061
Payable for capital shares redeemed	1,295
Advisory fees payable	52,339
Management services fees payable	10,468
Administration fees payable	2,546
Administrative services fees payable	33,730
Distribution fees payable	18,902
Other accrued expenses	63,012

Total Liabilities	8,971,404

Net Assets	$112,088,557

Net Assets consist of:
Capital	$147,584,893
Accumulated net investment Income (loss)	(777,411)
Accumulated net realized gains (losses) on investments	(63,792,737)
Net unrealized appreciation (depreciation) on investments	29,073,812

Net Assets	$112,088,557

Shares of Beneficial Interest Outstanding	35,635,378

Net Asset Value (offering and redemption price per share)	$3.15

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Interest	$87,787
Dividends	82,824

Total Investment Income	170,611

Expenses:
Advisory fees	372,721
Management services fees	74,545
Administration fees	17,187
Transfer agency and administrative service fees	268,088
Distribution fees	124,240
Custody fees	30,401
Fund accounting fees	32,957
Other fees	27,883

Total Expenses	948,022

Net Investment Income (Loss)	(777,411)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,329,383)
Net realized gains (losses) on futures contracts	(972,044)
Net realized gains (losses) on swap agreements	1,526,990
Change in net unrealized appreciation/depreciation on investments	2,717,586

Net Realized and Unrealized Gains (Losses) on Investments	1,943,149

Change in Net Assets Resulting from Operations	$1,165,738

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment Income (loss)	$(777,411)	$(1,033,098)
Net realized gains (losses) on investments	(774,437)	24,763,506
Change in net unrealized appreciation/depreciation on investments	2,717,586	21,201,036

Change in net assets resulting from operations	1,165,738	44,931,444

Capital Transactions:
Proceeds from shares issued	485,912,483	658,511,166
Cost of shares redeemed	(489,067,010)	(642,553,762)

Change in net assets resulting from capital transactions	(3,154,527)	15,957,404

Change in net assets	(1,988,789)	60,888,848
Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$112,088,577	$114,077,346

Accumulated net investment Income (loss)	$(777,411)	$—

Share Transactions:
Issued	164,043,252	314,244,296
Redeemed	(165,960,447)	(312,092,062)

Change in shares	(1,917,195)	2,152,234

See accompanying notes to the financial statements.

32

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18,1999 (a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93		$30.00

Investment Activites:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.04	)(b)	(0.11	)(b)	(0.04	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		1.58		(3.29)		(10.50)		(51.29)		40.99

Total income (loss) from investment activities	0.11		1.54		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments	—		—		—		—		(3.80)		—

Net Asset Value, End of Period	$3.15		$3.04		$1.50		$4.83		$15.44		$70.93

Total Return	3.62	%(c)	102.67%		(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.97%		2.08%		1.95%		1.65%		1.97%
Net expenses(d)	1.87%		1.94%		1.98%		1.95%		1.65%		1.65%
Net investment income (loss)(d)	(1.54)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%		(0.77)%
Supplemental Data:
Net assets, end of period (000’s)	$112,089		$114,077		$53,188		$102,131		$115,498		$67,898
Portfolio turnover rate(e)	282	%(c)	768%		982%		465%		683%		101	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06 - 06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (63.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$25,000	$25,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	25,000	25,000
Federal National Mortgage Association, 0.90%, 07/01/04	25,000	25,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,000)		75,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $21,001 (Collateralized by $24,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $24,052)	21,000	21,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $25,001 (Collateralized by $25,525 U.S.Treasury Notes, 1.625%, 04/30/05, market value $25,510)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

	Contracts
Options Purchased (0.1%)
Russell 2000 Futures Call Option expiring July 2004 @ $950	15	68

TOTAL OPTIONS PURCHASED (Cost $255)		68

TOTAL INVESTMENT SECURITIES (Cost $121,255) —102.7%		121,068
Net other assets (liabilities)—(2.7%)		(3,234)

NET ASSETS —100.0%		$117,834

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/01/04 (Underlying notional amount at value $20,192)	(34)	$414
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $97,854)	(165)	(673)

See accompanying notes to the financial statements.

38

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $75,255)	$75,068
Repurchase agreements, at cost.	46,000

Total Investments	121,068
Cash	416
Segregated cash balances with brokers for futures contracts	2,694
Interest receivable	1
Unrealized appreciation on swap agreements	414
Prepaid expenses	13

Total Assets	124,606

Liabilities:
Payable for capital shares redeemed	1,600
Variation margin on futures contracts	139
Unrealized depreciation on swap agreements	673
Advisory fees payable	1,158
Management services fees payable	232
Administration fees payable	49
Administrative services fees payable	12
Distribution fees payable	844
Other accrued expenses	2,065

Total Liabilities	6,772

Net Assets	$117,834

Net Assets consist of:
Capital	$1,453,731
Accumulated net investment income (loss)	(5,539)
Accumulated net realized gains (losses) on investments	(1,329,912)
Net unrealized appreciation (depreciation) on investments	(446)

Net Assets	$117,834

Shares of Beneficial Interest Outstanding	6,663

Net Asset Value (offering and redemption price per share)	$17.68

For the six months ended June 30, 2004
Statement of Operations
Investment Income:
Interest	$5,155

Expenses:
Advisory fees	4,051
Management services fees	810
Administration fees	100
Transfer agency and administrative service fees	129
Distribution fees	1,266
Custody fees	4,142
Fund accounting fees	106
Other fees	91

Total Expenses	10,695

Net Investment Income (Loss)	(5,540)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,584
Net realized gains (losses) on futures contracts	(42,715)
Net realized gains (losses) on swap agreements	161,401
Change in net unrealized appreciation/depreciation on investments	360

Net Realized and Unrealized Gains (Losses) on Investments	123,630

Change in Net Assets Resulting from Operations	$118,090

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(5,540)	$(7,130)
Net realized gains (losses) on investments	123,270	(774,792)
Change in net unrealized appreciation/depreciation on investments	360	453

Change in net assets resulting from operations	118,090	(781,469)

Capital Transactions:
Proceeds from shares issued	126,088,619	172,036,987
Cost of shares redeemed	(126,213,894)	(173,303,427)

Change in net assets resulting from capital transactions	(125,275)	(1,266,440)

Change in net assets	(7,185)	(2,047,909)
Net Assets:
Beginning of period	125,019	2,172,928

End of period	$117,834	$125,019

Accumulated net investment income (loss)	$(5,539)	$1

Share Transactions:
Issued	7,174,046	6,877,518
Redeemed	(7,174,027)	(6,946,480)

Change in shares	19	(68,962)

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.82		$28.74		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.20	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(1.05	)(c)	(9.72)		(1.24)

Total income (loss) from investment activities	(1.14)		(9.92)		(1.26)

Net Asset Value, End of Period	$17.68		$18.82		$28.74

Total Return	(6.06	)%(d)	(34.52)%		(4.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.71%		1.73%
Net expenses(e)	1.98%		1.98%		1.73%
Net investment income (loss)(e)	(1.03)%		(0.80)%		(0.23)%
Supplemental Data:
Net assets, end of period (000’s)	$118		$125		$2,173
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (56.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$5,430,000	$5,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	5,430,000	5,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	5,430,000	5,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,290,000)		16,290,000

Repurchase Agreements (37.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,151 (Collateralized by $5,528,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $5,540,005)	5,430,000	5,430,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,136 (Collateralized by $5,544,250 U.S. Treasury Notes, 1.625%, 04/30/05, market value $5,540,992)	5,430,000	5,430,000

TOTAL REPURCHASE AGREEMENT (Cost $10,860,000)		10,860,000

Options Purchased(NM)
NASDAQ Futures Call Option expiring July 2004 @ $2,600	200	540

TOTAL OPTIONS PURCHASED (Cost $1,899)		540

TOTAL INVESTMENT SECURITIES (Cost $27,151,899)—94.1%		27,150,540
Net other assets (liabilities)—5.9%		1,695,904

NET ASSETS—100.0%		$28,846,444

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,278,060)	42	$(40,466)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $10,647,000)	70	(362,515)

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $4,319,198)	(2,848)	(51,718)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 08/30/04 (Underlying notional amount at value $9,440,611)	(6,225)	(113,015)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $3,093,155)	(2,039)	(46,561)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $16,291,899)	$16,290,540
Repurchase agreement, at cost	10,860,000

Total Investments	27,150,540
Cash	83,000
Segregated cash balances with brokers for futures contracts	1,356,744
Segregated cash balances with custodian for swap agreements	329
Interest receivable	287
Receivable for capital shares issued	645,968
Prepaid expenses	868

Total Assets	29,237,736

Liabilities:
Unrealized depreciation on swap agreements	211,294
Variation margin on futures contracts	82,676
Advisory fees payable	30,566
Management services fees payable	6,113
Administration fees payable	1,306
Administrative services fees payable	19,845
Distribution fees payable	10,857
Other accrued expenses	28,635

Total Liabilities	391,292

Net Assets	$28,846,444

Net Assets consist of:
Capital	$59,398,404
Accumulated net investment income (loss)	(226,228)
Accumulated net realized gains (losses) on investments	(29,710,098)
Net unrealized appreciation (depreciation) on investments	(615,634)

Net Assets	$28,846,444

Shares of Beneficial Interest Outstanding	1,460,760

Net Asset Value (offering and redemption price per share)	$19.75

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$210,219

Expenses:
Advisory fees	171,266
Management services fees	34,254
Administration fees	6,131
Transfer agency and administrative service fees	122,384
Distribution fees	57,089
Custody fees	18,514
Fund accounting fees	13,849
Other fees	12,960

Total Expenses	436,447

Net Investment Income (Loss)	(226,228)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54,749
Net realized gains (losses) on futures contracts	(1,677,396)
Net realized gains (losses) on swap agreements	(5,441,739)
Change in net unrealized appreciation/depreciation on investments	(224,796)

Net Realized and Unrealized Gains (Losses) on Investments	(7,289,182)

Change in Net Assets Resulting from Operations	$(7,515,410)

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(226,228)	$(356,842)
Net realized gains (losses) on investments	(7,064,386)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	(224,796)	(636,014)

Change in net assets resulting from operations	(7,515,410)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,096,478,338	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,091,640,667)	(910,585,343)

Change in net assets resulting from capital transactions	4,837,671	38,651,220

Change in net assets	(2,677,739)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$28,846,444	$31,524,183

Accumulated net investment income (loss)	$(226,228)	$—

Share Transactions:
Issued	52,514,361	36,303,630
Reinvested	—	12,715
Redeemed	(52,575,892)	(35,214,488)

Change in shares	(61,531)	1,101,857

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.86)		(12.21)		3.46

Total income (loss) from investment activities	(0.96)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$19.75		$20.71		$33.37

Total Return	(4.64	)%(c)	(37.31)%		11.23	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.99%		1.96%
Net expenses(d)	1.91%		1.98%		1.96%
Net investment income (loss)(d)	(0.99)%		(0.93)%		(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$28,846		$31,524		$14,030
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

45

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (73.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,506,000	$6,506,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	6,506,000	6,506,000
Federal National Mortgage Association, 0.90%, 07/01/04	6,506,000	6,506,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,518,000)		19,518,000

Repurchase Agreements (48.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,181 (Collateralized by $6,622,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $6,636,381)	6,506,000	6,506,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,163 (Collateralized by $6,645,000 U.S. Treasury Notes, 1.63%, 04/30/05, market value $6,641,095)	6,506,000	6,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,012,000)		13,012,000

TOTAL INVESTMENT SECURITIES (Cost $32,530,000)—121.6%		32,530,000
Net other assets (liabilities)—(21.6)%		(5,781,605)

NET ASSETS—100.0%		$26,748,395

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $19,518,000)	$19,518,000
Repurchase agreements, at cost	13,012,000

Total Investments	32,530,000
Cash	946
Interest receivable	343
Receivable for capital shares issued	70,715
Prepaid expenses	746

Total Assets	32,602,750

Liabilities:
Payable for capital shares redeemed	5,803,824
Advisory fees payable	14,807
Management services fees payable	2,961
Administration fees payable	1,114
Administrative services fees payable	413
Distribution fees payable	15,106
Other accrued expenses	16,130

Total Liabilities	5,854,355

Net Assets	$26,748,395

Net Assets consist of:
Capital	$26,748,396
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$26,748,395

Shares of Beneficial Interest Outstanding	26,748,395

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$177,218

Expenses:
Advisory fees	143,119
Management services fees	28,624
Administration fees	4,520
Transfer agency and administrative service fees	9,212
Distribution fees	44,535
Custody fees	11,673
Fund accounting fees	9,573
Other fees	8,555

Total Gross Expenses before reductions	259,811
Less Expenses reduced by the Advisor	(75,219)
Less Expenses reduced by a Third Party	(16,309)

Total Net Expenses	168,283

Net Investment Income (Loss)	8,935

Change in Net Assets Resulting from Operations	$8,935

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,935	$83,805

Distributions to Shareholders From:
Net investment income	(8,935)	(83,805)

Change in net assets resulting from distributions	(8,935)	(83,805)

Capital Transactions:
Proceeds from shares issued	832,087,190	1,322,225,583
Dividends reinvested	8,935	83,805
Cost of shares redeemed	(851,133,241)	(1,345,702,885)

Change in net assets resulting from capital transactions	(19,037,116)	(23,393,497)

Change in net assets	(19,037,116)	(23,393,497)
Net Assets:
Beginning of period	45,785,511	69,179,008

End of period	$26,748,395	$45,785,511

Share Transactions:
Issued	832,087,190	1,322,225,583
Reinvested	8,935	83,805
Redeemed	(851,133,241)	(1,345,703,126)

Change in shares	(19,037,116)	(23,393,738)

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities
Net investment income (loss)	—	(b)	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	—	(b)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	0.02	%(c)	0.12%	0.21%	0.08	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.36%		1.43%	1.51%	1.60%
Net expenses(d)	0.88%		0.93%	1.32%	1.60%
Net investment income (loss)(d)	0.05%		0.12%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000’s)	$26,748		$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than a year.

See accompanying notes to the financial statements.

49

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds VP will be monitored by the Advisor.

50

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Swap Agreements

The non-money market ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a

51

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Money Market declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

52

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP Money Market). ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007
ProFund VP UltraBull	$78,953	$86,758	$—
ProFund VP UltraMid-Cap	25,730	23,577	—
ProFund VP UltraSmall-Cap	71,489	13,141	—
ProFund VP UltraOTC	57,524	15,761	—
ProFund VP Bear	39,311	—	—
ProFund VP Short Small-Cap	—	6,500	—
ProFund VP Short OTC	—	2,551	—
ProFund VP Money Market	—	7,448	75,219

53

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$303,767,110	$261,232,484
ProFund VP UltraMid-Cap	145,613,119	114,030,669
ProFund VP UltraSmall-Cap	136,743,458	139,428,893
ProFund VP UltraOTC	281,267,562	245,107,546

5.	Concentration Risk

Each of ProFund VP Short Small-Cap and ProFund VP Short OTC may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003 (except as noted below), the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total
ProFund VP Bear	$—	$24,085,413	$24,085,413
ProFund VP Short Small-Cap	678,535	774,872	1,453,407
ProFund VP Short OTC	—	15,295,243	15,295,243

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP UltraBull	$—	$8,540,781	$4,956,130	$1,935,011	$15,431,922
ProFund VP UltraMid-Cap	—	—	2,140,603	309,480	2,450,083
ProFund VP UltraSmall-Cap	7,664,872	1,543,341	1,543,341	567,511	11,319,065
ProFund VP UltraOTC	10,256,665	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,611,372	—	4,317,522	5,928,894
ProFund VP Short OTC	—	—	2,768,700	4,652,572	7,421,272
ProFund VP Money Market	—	—	1	—	1

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP UltraBull	$115,080,700	$(1,114,159)	$(260,324)	$(1,374,483)
ProFund VP UltraMid-Cap	76,924,624	2,034,451	(300,212)	1,734,239
ProFund VP UltraSmall-Cap	97,227,874	(33,577)	(425,792)	(459,369)
ProFund VP UltraOTC	151,354,218	(43,876,872)	(148,965)	(44,025,837)
ProFund VP Bear	47,152,120	319	(5,179)	(4,860)
ProFund VP Short Small-Cap	121,255	(187)	—	(187)
ProFund VP Short OTC	27,151,900	615,568	(616,928)	(1,360)
ProFund VP Money Market	32,530,000	—	—	—

54

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

CLASSIC PROFUNDS VP

Bull

Small-Cap

OTC

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS VP

Basic Materials

Biotechnology

Energy

Financial

Healthcare

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

BOND BENCHMARKED PROFUND

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND VP

Money Market

> Semiannual Report
June 30, 2004

> Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull
9	ProFund VP Small-Cap
20	ProFund VP OTC
25	ProFund VP Mid-Cap Value
31	ProFund VP Mid-Cap Growth
37	ProFund VP Small-Cap Value
44	ProFund VP Small-Cap Growth
50	ProFund VP Asia 30
54	ProFund VP Europe 30
58	ProFund VP UltraBull
67	ProFund VP UltraMid-Cap
75	ProFund VP UltraSmall-Cap
86	ProFund VP UltraOTC
91	ProFund VP Bear
95	ProFund VP Short Small-Cap
99	ProFund VP Short OTC
103	ProFund VP Basic Materials
107	ProFund VP Biotechnology
111	ProFund VP Energy
115	ProFund VP Financial
119	ProFund VP Healthcare
123	ProFund VP Precious Metals
127	ProFund VP Real Estate
131	ProFund VP Semiconductor
135	ProFund VP Technology
139	ProFund VP Telecommunications
143	ProFund VP Utilities
147	ProFund VP U.S. Government Plus
151	ProFund VP Rising Rates Opportunity
155	ProFund VP Money Market

159	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (76.5%)
3M Co.	23,798	$2,142,059
Abbott Laboratories	47,433	1,933,369
ACE, Ltd.	8,639	365,257
ADC Telecommunications, Inc.*	24,613	69,901
Adobe Systems, Inc.	7,172	333,498
Advanced Micro Devices, Inc.*	10,758	171,052
AES Corp.*	19,397	192,612
Aetna, Inc.	4,564	387,940
Affiliated Computer Services, Inc.—Class A*	4,075	215,731
AFLAC, Inc.	15,485	631,943
Agilent Technologies, Inc.*	14,670	429,538
Air Products & Chemicals, Inc.	6,846	359,073
Alberto-Culver Co.—Class B	2,816	141,194
Albertson’s, Inc.	11,247	298,495
Alcoa, Inc.	26,406	872,190
Allegheny Energy, Inc.*	3,912	60,284
Allegheny Technologies, Inc.	2,445	44,132
Allergan, Inc.	3,912	350,202
Allied Waste Industries, Inc.*	9,617	126,752
Allstate Corp.	21,353	993,982
Alltel Corp.	9,291	470,310
Altera Corp.*	11,410	253,530
Altria Group, Inc.	62,266	3,116,413
Ambac Financial Group, Inc.	3,260	239,414
Amerada Hess Corp.	2,771	219,435
Ameren Corp.	5,542	238,084
American Electric Power, Inc.	12,062	385,984
American Express Co.	38,794	1,993,236
American Greetings Corp.—Class A*	1,755	40,681
American International Group, Inc.	79,218	5,646,660
American Power Conversion Corp.	6,031	118,509
American Standard Cos.*	6,520	262,821
AmerisourceBergen Corp.	3,423	204,627
Amgen, Inc.*	38,631	2,108,094
AmSouth Bancorp	10,758	274,006
Anadarko Petroleum Corp.	7,661	448,935
Analog Devices, Inc.	11,410	537,183
Andrew Corp.*	4,890	97,849
Anheuser-Busch Companies, Inc.	24,450	1,320,300
Anthem, Inc.*	4,238	379,555
AON Corp.	9,617	273,796
Apache Corp.	9,943	433,018
Apartment Investment & Management Co.—Class AREIT	2,934	91,335
Apollo Group, Inc.—Class A*	5,379	474,912
Apple Computer, Inc.*	11,573	376,585
Applera Corp.—Applied Biosystems Group	6,194	134,720
Applied Materials, Inc.*	51,182	1,004,191
Applied Micro Circuits Corp.*	9,454	50,295
Archer-Daniels-Midland Co.	19,723	330,952
Ashland, Inc.	2,119	111,904
AT&T Corp.	24,124	352,934
AT&T Wireless Services, Inc.*	82,804	1,185,753
Autodesk, Inc.	3,423	146,539
Automatic Data Processing, Inc.	17,930	750,908
AutoNation, Inc.*	8,150	139,365
AutoZone, Inc.*	2,445	195,845
Avaya, Inc.*	13,529	213,623
Avery Dennison Corp.	3,423	219,106
Avon Products, Inc.	14,344	661,832
Baker Hughes, Inc.	10,106	380,491
Ball Corp.	1,793	129,186
Bank of America Corp.	62,436	5,283,334
Bank of New York Company, Inc.	23,635	696,760
Bank One Corp.	34,067	1,737,417
Bard (C.R.), Inc.	3,097	175,445
Bausch & Lomb, Inc.	1,630	106,064
Baxter International, Inc.	18,582	641,265
BB&T Corp.	17,115	632,742
Bear Stearns Cos., Inc.	3,260	274,851
Becton, Dickinson & Co.	7,661	396,840
Bed Bath & Beyond, Inc.*	9,128	350,972
BellSouth Corp.	55,746	1,461,660
Bemis Company, Inc.	3,260	92,095
Best Buy Co., Inc.	9,780	496,237
Big Lots, Inc.*	3,423	49,497
Biogen Idec, Inc.*	10,292	650,969
Biomet, Inc.	7,661	340,455
BJ Services Co.*	4,890	224,158
Black & Decker Corp.	2,445	151,908
Block H & R, Inc.	5,379	256,471
BMC Software, Inc.*	6,846	126,651
Boeing Co.	25,591	1,307,444
Boise Cascade Corp.	2,608	98,165
Boston Scientific Corp.*	25,428	1,088,318
Bristol-Myers Squibb Co.	59,006	1,445,647
Broadcom Corp.—Class A*	9,617	449,787
Brown-Forman Corp.	3,854	186,033
Brunswick Corp.	2,934	119,707
Burlington Northern Santa Fe Corp.	11,247	394,432
Burlington Resources, Inc.	12,062	436,403
Calpine Corp.*	12,714	54,924
Campbell Soup Co.	12,551	337,371
Capital One Financial Corp.	7,335	501,567
Cardinal Health, Inc.	13,040	913,452
Caremark Rx, Inc.*	13,855	456,384
Carnival Corp.	19,234	903,998
Caterpillar, Inc.	10,432	828,718
Cendant Corp.	30,970	758,146
CenterPoint Energy, Inc.	9,291	106,847
Centex Corp.	3,749	171,517
CenturyTel, Inc.	4,238	127,310
Charter One Financial, Inc.	6,846	302,525
ChevronTexaco Corp.	32,437	3,052,645
Chiron Corp.*	5,705	254,671
Chubb Corp.	5,705	388,967
CIENA Corp.*	17,278	64,274
CIGNA Corp.	4,238	291,617
Cincinnati Financial Corp.	5,260	228,915
Cinergy Corp.	5,542	210,596
Cintas Corp.	5,216	248,647
Circuit City Stores, Inc.	6,031	78,101
Cisco Systems, Inc.*	205,380	4,867,505
Citigroup, Inc.	157,132	7,306,638
Citizens Communications Co.*	8,802	106,504
Citrix Systems, Inc.*	5,216	106,198
Clear Channel Communications, Inc.	18,582	686,605
Clorox Co.	6,520	350,646

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
CMS Energy Corp.*	4,890	$44,646
Coca-Cola Co.	74,002	3,735,620
Coca-Cola Enterprises, Inc.	14,344	415,833
Colgate-Palmolive Co.	16,137	943,208
Comcast Corp.—Special Class A*	68,134	1,909,796
Comerica, Inc.	5,216	286,254
Computer Associates International, Inc.	17,767	498,542
Computer Sciences Corp.*	5,705	264,883
Compuware Corp.*	11,736	77,458
Comverse Technology, Inc.*	5,868	117,008
ConAgra Foods, Inc.	15,974	432,576
ConocoPhillips	20,864	1,591,715
Consolidated Edison, Inc.	7,335	291,640
Constellation Energy Group, Inc.	5,053	191,509
Convergys Corp.*	4,401	67,775
Cooper Industries, Ltd.—Class A	2,771	164,625
Cooper Tire & Rubber Co.	2,282	52,486
Coors (Adolph) Co.—Class B	1,141	82,540
Corning, Inc.*	41,728	544,968
Costco Wholesale Corp.	14,018	575,719
Countrywide Credit Industries, Inc.	8,596	603,869
Crane Co.	1,793	56,282
CSX Corp.	6,520	213,660
Cummins, Inc.	1,304	81,500
CVS Corp.	12,062	506,845
Dana Corp.	4,564	89,454
Danaher Corp.	9,291	481,738
Darden Restaurants, Inc.	4,890	100,490
Deere & Co.	7,498	525,910
Dell, Inc.*	76,610	2,744,170
Delphi Automotive Systems Corp.	16,952	181,047
Delta Air Lines, Inc.*	3,749	26,693
Deluxe Corp.	1,467	63,815
Devon Energy Corp.	7,335	484,110
Dillard’s, Inc.—Class A	2,608	58,158
Dollar General Corp.	9,943	194,485
Dominion Resources, Inc.	9,943	627,204
Donnelley (R.R.) & Sons Co.	6,520	215,290
Dover Corp.	6,194	260,767
Dow Chemical Co.	28,362	1,154,333
Dow Jones & Company, Inc.	2,445	110,270
DTE Energy Co.	5,216	211,457
Du Pont (E.I.) de Nemours	30,318	1,346,725
Duke Energy Corp.	27,873	565,543
Dynegy, Inc.—Class A*	11,573	49,301
E*TRADE Group, Inc.*	11,084	123,587
Eagle Materials Class A	52	3,693
Eagle Materials Class B	175	12,119
Eastman Chemical Co.	2,282	105,497
Eastman Kodak Co.	8,639	233,080
Eaton Corp.	4,564	295,473
eBay, Inc.*	20,049	1,843,506
Ecolab, Inc.	7,824	248,021
Edison International	9,943	254,243
El Paso Corp.	19,397	152,848
Electronic Arts, Inc.*	9,128	497,932
Electronic Data Systems Corp.	14,670	280,931
Eli Lilly & Co.	34,230	2,393,019
EMC Corp.*	74,165	845,481
Emerson Electric Co.	12,877	818,334
Engelhard Corp.	3,749	121,130
Entergy Corp.	7,009	392,574
EOG Resources, Inc.	3,586	214,120
Equifax, Inc.	4,238	104,891
Equity Office Properties TrustREIT	12,225	332,520
Equity Residential Properties TrustREIT	8,476	251,991
Exelon Corp.	20,049	667,430
Express Scripts, Inc.—Class A*	2,445	193,717
Exxon Mobil Corp.	198,697	8,824,133
Family Dollar Stores, Inc.	5,216	158,671
Fannie Mae	29,503	2,105,334
Federated Department Stores, Inc.	5,542	272,112
Federated Investors, Inc.—Class B	3,260	98,908
FedEx Corp.	9,128	745,666
Fifth Third Bancorp	17,115	920,445
First Data Corp.	27,274	1,214,238
First Horizon National Corp.	3,749	170,467
FirstEnergy Corp.	9,943	371,968
Fiserv, Inc.*	5,868	228,207
Fluor Corp.	2,445	116,553
Ford Motor Co.	55,583	869,874
Forest Laboratories, Inc.*	11,247	636,918
Fortune Brands, Inc.	4,401	331,967
FPL Group, Inc.	5,542	354,411
Franklin Resources, Inc.	7,661	383,663
Freddie Mac	20,864	1,320,691
Freeport-McMoRan Copper & Gold, Inc.—Class B	5,379	178,314
Gannett Co., Inc.	8,313	705,358
Gap, Inc.	27,384	664,062
Gateway, Inc.*	11,247	50,612
General Dynamics Corp.	6,031	598,878
General Electric Co.	320,621	10,388,121
General Mills, Inc.	11,410	542,317
General Motors Corp.	17,115	797,388
Genuine Parts Co.	5,379	213,438
Genzyme Corp.—General Division*	6,846	324,021
Georgia Pacific Corp.	7,824	289,332
Gilead Sciences, Inc.*	6,357	425,919
Gillette Co.	30,481	1,292,394
Golden West Financial Corp.	4,564	485,381
Goodrich Corp.	3,586	115,935
Goodyear Tire & Rubber Co.*	5,379	48,895
Grainger (W.W.), Inc.	2,771	159,333
Great Lakes Chemical Corp.	1,467	39,697
Guidant Corp.	9,454	528,290
Halliburton Co.	13,366	404,455
Harley-Davidson, Inc.	8,965	555,292
Harrah’s Entertainment, Inc.	3,423	185,184
Hartford Financial Services Group, Inc.	8,802	605,049
Hasbro, Inc.	5,379	102,201
HCA, Inc.	14,833	616,905
Health Management Associates, Inc.—Class A	7,335	164,451
Heinz (H.J.) Co.	10,758	421,714
Hercules, Inc.*	3,260	39,739
Hershey Foods Corp.	7,824	362,016
Hewlett-Packard Co.	92,584	1,953,522
Hilton Hotels Corp.	11,573	215,952
Home Depot, Inc.	67,482	2,375,366

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Honeywell International, Inc.	26,080	$955,310
Hospira, Inc.*	4,795	132,328
Humana, Inc.*	4,890	82,641
Huntington Bancshares, Inc.	7,009	160,506
Illinois Tool Works, Inc.	9,454	906,544
IMS Health, Inc.	7,172	168,112
Ingersoll-Rand Co.—Class A	5,216	356,305
Intel Corp.	196,415	5,421,054
International Business Machines Corp.	51,182	4,511,694
International Flavors & Fragrances, Inc.	2,934	109,732
International Game Technology	10,595	408,967
International Paper Co.	14,670	655,748
Interpublic Group of Cos., Inc.*	12,714	174,563
Intuit, Inc.*	5,868	226,387
ITT Industries, Inc.	2,771	229,993
J.P. Morgan Chase & Co.	63,244	2,451,970
Jabil Circuit, Inc.*	6,031	151,861
Janus Capital Group, Inc.	7,335	120,954
JDS Uniphase Corp.*	43,684	165,562
Jefferson-Pilot Corp.	4,238	215,290
Johnson & Johnson	90,139	5,020,743
Johnson Controls, Inc.	5,705	304,534
Jones Apparel Group, Inc.	3,912	154,446
KB Home	1,467	100,680
Kellogg Co.	12,551	525,259
Kerr-McGee Corp.	3,097	166,526
KeyCorp	12,388	370,277
KeySpan Corp.	4,890	179,463
Kimberly-Clark Corp.	15,159	998,675
Kinder Morgan, Inc.	3,749	222,278
King Pharmaceuticals, Inc.*	7,335	83,986
KLA-Tencor Corp.*	6,031	297,811
Knight Ridder, Inc.	2,445	176,040
Kohls Corp.*	10,432	441,065
Kroger Co.*	22,494	409,391
Leggett & Platt, Inc.	5,868	156,735
Lexmark International Group, Inc.*	3,912	377,625
Limited, Inc.	14,344	268,233
Lincoln National Corp.	5,379	254,158
Linear Technology Corp.	9,454	373,149
Liz Claiborne, Inc.	3,423	123,160
Lockheed Martin Corp.	13,440	699,955
Loews Corp.	5,705	342,072
Louisiana-Pacific Corp.	3,260	77,099
Lowe’s Cos., Inc.	23,961	1,259,151
LSI Logic Corp.*	11,573	88,186
Lucent Technologies, Inc.*	130,237	492,296
M&T Bank Corp.	3,586	313,058
Manor Care, Inc.	2,771	90,556
Manulife Financial Corp.	8,996	364,338
Marathon Oil Corp.	10,432	394,747
Marriott International, Inc.—Class A	6,846	341,479
Marsh & McLennan Companies, Inc.	15,974	724,900
Marshall & Ilsley Corp.	6,683	261,238
Masco Corp.	13,366	416,752
Mattel, Inc.	12,877	235,005
Maxim Integrated Products, Inc.	9,780	512,668
May Department Stores Co.	8,802	241,967
Maytag Corp.	2,445	59,927
MBIA, Inc.	4,401	251,385
MBNA Corp.	38,794	1,000,497
McCormick & Co., Inc.	4,238	144,092
McDonald’s Corp.	38,305	995,930
McGraw-Hill Companies, Inc.	5,868	449,313
McKesson Corp.	8,965	307,768
MeadWestvaco Corp.	6,194	182,042
Medco Health Solutions, Inc.*	8,313	311,738
MedImmune, Inc.*	7,498	175,453
Medtronic, Inc.	36,838	1,794,747
Mellon Financial Corp.	12,877	377,682
Merck & Co., Inc.	67,482	3,205,395
Mercury Interactive Corp.*	2,771	138,079
Meredith Corp.	1,467	80,626
Merrill Lynch & Co., Inc.	1,936	104,505
MetLife, Inc.	22,983	823,941
MGIC Investment Corp.	2,934	222,573
Micron Technology, Inc.*	18,582	284,490
Microsoft Corp.	327,956	9,366,423
Millipore Corp.*	1,467	82,695
Molex, Inc.	5,705	183,016
Monsanto Co.	7,987	307,500
Monster Worldwide, Inc.*	3,586	92,232
Moody’s Corp.	4,564	295,108
Morgan Stanley Dean Witter & Co.	33,415	1,763,310
Motorola, Inc.	71,231	1,299,966
Mylan Laboratories, Inc.	8,150	165,038
Nabors Industries, Ltd.*	4,564	206,384
National City Corp.	18,908	661,969
National Semiconductor Corp.*	10,921	240,153
Navistar International Corp.*	2,119	82,132
NCR Corp.*	2,934	145,497
Network Appliance, Inc.*	10,595	228,110
New York Times Co.—Class A	4,564	204,056
Newell Rubbermaid, Inc.	8,313	195,356
Newmont Mining Corp.	13,529	524,384
Nextel Communications, Inc.—Class A*	33,741	899,535
NICOR, Inc.	1,304	44,297
Nike, Inc.—Class B	7,987	605,015
NiSource, Inc.	7,987	164,692
Noble Corp.*	4,075	154,402
Nordstrom, Inc.	4,238	180,581
Norfolk Southern Corp.	11,899	315,561
North Fork Bancorp, Inc.	5,216	198,469
Northern Trust Corp.	6,683	282,557
Northrop Grumman Corp.	10,758	577,705
Novell, Inc.*	11,736	98,465
Novellus Systems, Inc.*	4,564	143,492
Nucor Corp.	2,445	187,678
NVIDIA Corp.*	5,053	103,587
Occidental Petroleum Corp.	11,899	576,031
Office Depot, Inc.*	9,454	169,321
Omnicom Group	5,705	432,953
Oracle Corp.*	157,784	1,882,363
PACCAR, Inc.	5,379	311,928
Pactiv Corp.*	4,727	117,891
Pall Corp.	3,749	98,186
Parametric Technology Corp.*	8,150	40,750
Parker Hannifin Corp.	3,586	213,224
Paychex, Inc.	11,410	386,571
Penney (J.C.) Co.	8,639	326,209

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Peoples Energy Corp.	1,141	$48,093
PeopleSoft, Inc.*	11,084	205,054
PepsiCo, Inc.	51,834	2,792,816
PerkinElmer, Inc.	3,912	78,396
Pfizer, Inc.	231,786	7,945,624
PG&E Corp.*	12,714	355,229
Phelps Dodge Corp.	2,771	214,780
Pinnacle West Capital Corp.	2,771	111,921
Piper Jaffray*	303	13,705
Pitney Bowes, Inc.	7,009	310,148
Plum Creek Timber Company, Inc.	5,542	180,558
PMC-Sierra, Inc.*	5,379	77,189
PNC Financial Services Group	8,639	458,558
Power-One, Inc.*	2,608	28,636
PPG Industries, Inc.	5,216	325,948
PPL Corp.	5,379	246,896
Praxair, Inc.	9,943	396,825
Principal Financial Group, Inc.	9,617	334,479
Procter & Gamble Co.	78,240	4,259,386
Progress Energy, Inc.	7,498	330,287
Progressive Corp.	6,683	570,060
Prologis TrustREIT	5,542	182,443
Providian Financial Corp.*	8,802	129,125
Prudential Financial, Inc.	15,974	742,312
Public Service Enterprise Group, Inc.	7,172	287,095
Pulte Homes, Inc.	3,912	203,541
QLogic Corp.*	2,771	73,681
Qualcomm, Inc.	24,613	1,796,257
Quest Diagnostics, Inc.	3,097	263,090
Qwest Communications International, Inc.*	54,279	194,862
R.J. Reynolds Tobacco Holdings	2,608	176,275
RadioShack Corp.	4,890	140,001
Raytheon Co.	13,529	483,932
Reebok International, Ltd.	1,793	64,512
Regions Financial Corp.	6,683	244,264
Robert Half International, Inc.	5,216	155,280
Rockwell Collins, Inc.	5,379	179,228
Rockwell International Corp.	5,705	213,995
Rohm & Haas Co.	6,846	284,657
Rowan Companies, Inc.*	3,260	79,316
Ryder System, Inc.	1,956	78,377
Sabre Holdings Corp.	4,238	117,435
SAFECO Corp.	4,238	186,472
Safeway, Inc.*	13,529	342,825
Sanmina-SCI Corp.*	15,811	143,880
Sara Lee Corp.	23,961	550,863
SBC Communications, Inc.	100,571	2,438,847
Schering-Plough Corp.	44,662	825,354
Schlumberger, Ltd.	17,930	1,138,734
Schwab (Charles) Corp.	41,402	397,873
Scientific-Atlanta, Inc.	4,727	163,082
Sealed Air Corp.*	2,608	138,928
Sears, Roebuck & Co.	6,520	246,195
Sempra Energy	7,009	241,320
Sherwin-Williams Co.	4,401	182,862
Siebel Systems, Inc.*	15,322	163,639
Sigma-Aldrich Corp.	2,119	126,314
Simon Property Group, Inc.REIT	6,357	326,877
SLM Corp.	13,366	540,655
Snap-on, Inc.	1,793	60,155
Solectron Corp.*	29,177	188,775
Southern Co.	22,331	650,948
SouthTrust Corp.	9,943	385,888
Southwest Airlines Co.	23,961	401,826
Sovereign Bancorp, Inc.	9,128	201,729
Sprint Corp. (FON Group)	43,417	764,130
St. Jude Medical, Inc.*	5,379	406,921
St. Paul Companies, Inc.	20,212	819,394
Stanley Works	2,445	111,443
Staples, Inc.	15,159	444,310
Starbucks Corp.*	12,062	524,456
Starwood Hotels & Resorts Worldwide, Inc.	6,357	285,111
State Street Corp.	10,269	503,592
Stryker Corp.	12,225	672,375
Sun Microsystems, Inc.*	101,060	438,600
SunGard Data Systems, Inc.*	8,802	228,852
Sunoco, Inc.	2,282	145,181
SunTrust Banks, Inc.	8,639	561,449
SuperValu, Inc.	4,075	124,736
Symantec Corp.*	9,454	413,896
Symbol Technologies, Inc.	7,172	105,715
Synovus Financial Corp.	9,291	235,248
Sysco Corp.	19,397	695,771
T. Rowe Price Group, Inc.	3,912	197,165
Target Corp.	27,710	1,176,844
TECO Energy, Inc.	5,705	68,403
Tektronix, Inc.	2,608	88,724
Tellabs, Inc.*	12,551	109,696
Temple-Inland, Inc.	1,630	112,878
Tenet Healthcare Corp.*	14,181	190,167
Teradyne, Inc.*	5,868	133,204
Texas Instruments, Inc.	52,649	1,273,053
Textron, Inc.	4,238	251,525
The Pepsi Bottling Group, Inc.	7,824	238,945
Thermo Electron Corp.*	5,053	155,329
Thomas & Betts Corp.	1,793	48,823
Tiffany & Co.	4,401	162,177
Time Warner, Inc.*	138,550	2,435,710
TJX Companies, Inc.	14,996	362,003
Torchmark Corp.	3,423	184,157
Toys R Us, Inc.*	6,520	104,190
Transocean Sedco Forex, Inc.*	9,780	283,033
Tribune Co.	9,943	452,804
TXU Corp.	9,780	396,188
Tyco International, Ltd.	60,962	2,020,281
U.S. Bancorp	57,539	1,585,775
Union Pacific Corp.	7,824	465,137
Union Planters Corp.	5,705	170,066
Unisys Corp.*	10,106	140,271
United Parcel Service, Inc.—Class B	34,230	2,573,070
United States Steel Corp.	3,423	120,216
United Technologies Corp.	15,648	1,431,480
UnitedHealth Group, Inc.	18,745	1,166,877
Univision Communications, Inc.—Class A*	9,780	312,275
Unocal Corp.	7,987	303,506
UnumProvident Corp.	8,965	142,544
UST, Inc.	5,053	181,908
Valero Energy Corp.	3,912	288,549
Veritas Software Corp.*	13,040	361,208
Verizon Communications, Inc.	84,108	3,043,868
VF Corp.	3,260	158,762
Viacom, Inc.—Class B	52,649	1,880,622

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Visteon Corp.	3,912	$45,653
Vulcan Materials Co.	3,097	147,262
Wachovia Corp.	39,935	1,777,108
Wal-Mart Stores, Inc.	130,237	6,871,304
Walgreen Co.	31,133	1,127,326
Walt Disney Co.	62,266	1,587,160
Washington Mutual, Inc.	26,243	1,014,030
Waste Management, Inc.	17,604	539,563
Waters Corp.*	3,586	171,339
Watson Pharmaceuticals, Inc.*	3,260	87,694
Wellpoint Health Networks, Inc.*	4,727	529,471
Wells Fargo & Co.	51,345	2,938,474
Wendy’s International, Inc.	3,423	119,257
Weyerhaeuser Co.	7,335	462,985
Whirlpool Corp.	2,119	145,363
Williams Companies, Inc.	15,811	188,151
Winn-Dixie Stores, Inc.	4,238	30,514
Worthington Industries, Inc.	2,608	53,542
Wrigley (WM.) JR Co.	6,846	431,640
Wyeth	40,587	1,467,626
Xcel Energy, Inc.	12,062	201,556
Xerox Corp.*	24,287	352,162
Xilinx, Inc.	10,595	352,919
XL Capital, Ltd.—Class A	4,238	319,799
Yahoo!, Inc.*	40,913	1,486,369
YUM! Brands, Inc.*	8,802	327,610
Zimmer Holdings, Inc.*	7,335	646,947
Zions Bancorp	2,771	170,278

TOTAL COMMON STOCKS (Cost $285,401,215)		320,305,165

	Principal Amount
U.S. Government Agency Obligations (21.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$87,804,000	87,804,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,804,000)		87,804,000

TOTAL INVESTMENT SECURITIES (Cost $373,205,215)—97.5%		408,109,165
Net other assets (liabilities)—2.5%		10,324,901

NET ASSETS—100.0%		$418,434,066

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $98,964,400)	347	$585,364

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising	0.1%
Aerospace/Defense	1.3%
Agriculture	0.9%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.3%
Beverages	2.1%
Biotechnology	0.8%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.7%
Computers	3.1%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.1%
Electric	1.9%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest & Paper Products	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.8%
Healthcare—Services	0.9%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.2%
Machinery—Diversified	0.3%
Machinery—Construction & Mining	0.2%
Media	2.6%
Mining	0.4%
Miscellaneous Manufacturing	4.4%
Office/Business Equipment	0.2%
Oil & Gas	4.4%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	5.6%
Pipelines	0.1%
Real Estate Investment Trust	0.3%
Retail	5.2%
Savings & Loan	0.4%
Semiconductors	2.8%
Software	3.9%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.1%
Other**	23.5%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $373,205,215)	$408,109,165
Segregated cash balances with brokers for futures contracts	7,062,742
Dividends and interest receivable	311,724
Receivable for capital shares issued	4,153,636
Variation margin on futures contracts	359,428
Prepaid expenses	2,386

Total Assets	419,999,081

Liabilities:
Cash overdraft	324,427
Payable for investments purchased	627,648
Payable for capital shares redeemed	6
Advisory fees payable	212,426
Management services fees payable	42,486
Administration fees payable	9,109
Administrative services fees payable	151,440
Distribution fees payable	104,138
Other accrued expenses	93,335

Total Liabilities	1,565,015

Net Assets	$418,434,066

Net Assets consist of:
Capital	$404,279,043
Accumulated net investment income (loss)	(298,230)
Accumulated net realized gains (losses) on investments	(21,036,061)
Net unrealized appreciation (depreciation) on investments	35,489,314

Net Assets	$418,434,066

Shares of Beneficial Interest Outstanding	15,861,160

Net Asset Value (offering and redemption price per share)	$26.38

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,834,217
Interest	196,681

Total Investment Income	2,030,898

Expenses:
Advisory fees	983,367
Management services fees	196,675
Administration fees	52,620
Transfer agency and administrative service fees	599,217
Distribution fees	327,789
Custody fees	52,465
Fund accounting fees	62,108
Other fees	54,887

Total Expenses	2,329,128

Net Investment Income (Loss)	(298,230)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,266,944)
Net realized gains (losses) on futures contracts	1,280,321
Change in net unrealized appreciation/depreciation on investments	9,130,662

Net Realized and Unrealized Gains (Losses) on Investments	4,144,039

Change in Net Assets Resulting from Operations	$3,845,809

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(298,230)	$(265,939)
Net realized gains (losses) on investments	(4,986,623)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	9,130,662	23,852,721

Change in net assets resulting from operations	3,845,809	21,258,853

Capital Transactions:
Proceeds from shares issued	1,079,141,222	1,127,316,089
Cost of shares redeemed	(887,675,934)	(1,018,201,486)

Change in net assets resulting from capital transactions	191,465,288	109,114,603

Change in net assets	195,311,097	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$418,434,066	$223,122,969

Accumulated net investment income (loss)	$(298,230)	$—

Share Transactions:
Issued	41,306,263	50,115,935
Redeemed	(34,119,047)	(45,970,517)

Change in shares	7,187,216	4,145,418

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.72		$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	(0.03	)(b)	(0.05	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	0.69		5.29		(6.42)		(2.95)

Total income (loss) from investment activities	0.66		5.24		(6.46)		(3.06)

Net Asset Value, End of Period	$26.38		$25.72		$20.48		$26.94

Total Return	2.57	%(c)	25.59%		(23.98)%		(10.20	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.87%		1.91%		2.25%
Net expenses(d)	1.78%		1.87%		1.91%		2.25%
Net investment income (loss)(d)	(0.23)%		(0.24)%		(0.18)%		(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$418,434		$223,123		$92,750		$20,586
Portfolio turnover rate(e)	129	%(c)	392%		260%		325	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (71.0%)
21st Century Insurance Group	3,520	$45,549
99 Cents Only Stores*	8,000	122,000
A.C. Moore Arts & Crafts, Inc.*	2,240	61,622
AAR Corp.*	5,440	61,744
Aaron Rents, Inc.	3,840	127,258
Abaxis, Inc.*	2,880	54,662
Abgenix, Inc.*	13,440	157,517
ABM Industries, Inc.	6,080	118,378
Acadia Realty TrustREIT	4,160	57,158
Activision, Inc.*	171	2,719
Actuant Corp.*	3,520	137,245
Acuity Brands, Inc.	4,480	120,960
Adaptec, Inc.*	17,280	146,189
Advanced Digital Information Corp.*	10,560	102,432
Advisory Board Co.*	2,880	102,528
ADVO, Inc.	4,480	147,482
Aeropostale, Inc.*	151	4,063
Affiliated Managers Group, Inc.*	163	8,210
Affordable Residential CommunitiesREIT	4,160	69,056
Agile Software Corp.*	8,640	75,600
AirTran Holdings, Inc.*	7,360	104,070
AK Steel Holding Corp.*	17,920	94,438
Alabama National BanCorporation	1,920	106,502
Alamosa Holdings, Inc.*	10,560	77,616
Albany International Corp.—Class A	4,160	139,610
Albany Molecular Research, Inc.*	3,840	49,651
Albemarle Corp.	2,880	91,152
Alfa Corp.	5,440	76,160
Alkermes, Inc.*	12,480	169,728
Allegheny Technologies, Inc.	8,960	161,728
Alliance Gaming Corp.*	8,320	142,771
Alpharma, Inc.	3,520	72,090
Altiris, Inc.*	3,520	97,187
AMC Entertainment, Inc.*	5,120	78,694
AMCOL International Corp.	3,520	66,704
American Medical Security Group, Inc.*	1,920	52,320
American Medical Systems Holdings, Inc.*	4,160	140,192
American States Water Co.	2,560	59,494
American Woodmark Corp.	960	57,456
AMERIGROUP Corp.*	1,280	62,976
Amis Holding, Inc.*	5,120	86,630
Amli Residential Properties TrustREIT	4,160	122,054
AmSurg Corp.*	4,963	124,720
Anaren Microwave, Inc.*	3,520	57,517
Anchor BanCorp Wisconsin, Inc.	3,200	84,608
Anixter International, Inc.	4,160	141,565
ANSYS, Inc.*	2,560	120,320
Anteon International Corp.*	3,840	125,261
Anthracite Capital, Inc.REIT	7,360	88,173
Apogee Enterprises, Inc.	4,480	46,592
Apollo Investment Corp.*	10,240	141,005
Applera Corp.—Celera Genomics Group*	11,840	136,278
Applied Industrial Technologies, Inc.	2,880	86,746
Apria Healthcare Group, Inc.*	3,840	110,208
AptarGroup, Inc.	3,840	167,770
aQuantive, Inc.*	7,680	75,878
Aquilla, Inc.*	32,000	113,920
Arbitron, Inc.*	2,560	93,491
Arch Chemicals, Inc.	3,520	101,446
Arch Wireless Class A*	2,880	82,051
Arctic Cat, Inc.	2,240	61,667
Argonaut Group, Inc.*	3,840	70,771
Ariad Pharmaceuticals, Inc.*	8,640	64,714
Ariba, Inc.*	45,120	89,338
Arkansas Best Corp.	3,520	115,878
Armor Holdings, Inc.*	3,840	130,560
Artisan Components, Inc.*	3,840	99,072
Ascential Software Corp.*	9,600	153,504
Atherogenics, Inc.*	6,080	115,702
Avanex Corp.*	13,120	51,037
Aviall, Inc.*	3,840	72,998
Avista Corp.	5,120	94,310
Axcelis Technologies, Inc.*	15,680	195,060
Aztar Corp.*	2,560	71,680
Baldor Electric Co.	4,800	112,080
BancorpSouth, Inc.	9,920	223,498
Bandag, Inc.	1,600	71,248
Bankatlantic Bancorp, Inc.—Class A	3,840	70,848
Banner Corp.	1,600	46,496
Banta Corp.	2,240	99,478
BE Aerospace, Inc.*	6,080	46,086
Bel Fuse, Inc.—Class B	1,920	80,064
Belden, Inc.	4,160	89,149
Benchmark Electronics, Inc.*	6,080	176,928
Berry Petroleum Co.—Class A	2,880	84,701
Beverly Enterprises, Inc.*	17,600	151,360
BioMarin Pharmaceutical, Inc.*	10,560	63,360
Bioveris Corporation*	2,052	17,073
Black Box Corp.	2,560	120,986
Black Hills Corp.	2,880	90,720
Blue Coat Systems, Inc.*	1,600	53,584
Blyth, Inc.	3,200	110,368
Boca Resorts, Inc.—Class A*	3,520	69,766
Bone Care International, Inc.*	2,560	59,955
Boston Private Financial Holdings, Inc.	4,480	103,757
Bowne & Co., Inc.	5,760	91,296
Boyd Gaming Corp.	2,240	59,517
Brady Corp.—Class A	2,880	132,768
Brandywine Realty TrustREIT	3,840	104,410
Bright Horizons Family Solutions, Inc.*	2,240	120,086
Brocade Communications Systems, Inc.*	41,920	250,681
Brooks Automation, Inc.*	6,720	135,408
Brown Shoe Company, Inc.	2,880	117,878
Brush Wellman, Inc.*	2,880	54,432
Buckeye Technologies, Inc.*	4,800	55,200
Burlington Coat Factory Warehouse Corp.	2,880	55,584
C&D Technologies, Inc.	3,520	62,762
C-COR.net Corp.*	7,040	72,442
Cabot Microelectronics Corp.*	3,520	107,747
California Pizza Kitchen, Inc.*	3,200	61,312
California Water Service Group	2,560	70,528
Callaway Golf Co.	9,920	112,493
Calpine Corp.*	68,160	294,452
Cambrex Corp.	3,840	96,883
Capital City Bank Group, Inc.	1,600	63,344
Caraustar Industries, Inc.*	4,800	67,728
Carpenter Technology Corp.	3,200	108,960
Cascade Bancorp	2,880	53,222
Cascade Corp.	1,600	50,000
Casella Waste Systems, Inc.*	3,200	42,080
Casey’s General Stores, Inc.	8,320	152,256
Cash America International, Inc.	4,800	110,400

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Catalina Marketing Corp.*	7,680	$140,467
Cathay Bancorp, Inc.	3,520	234,784
Cato Corp.—Class A	3,200	71,840
CB Bancshares, Inc.	640	59,648
Cell Therapeutics, Inc.*	8,320	61,318
Centene Corp.*	3,200	123,360
Central Pacific Financial Corp.	2,560	70,400
Central Parking Corp.	2,880	53,827
Century Aluminum Co.*	2,880	71,395
CH Energy Group, Inc.	2,560	118,886
Champion Enterprises, Inc.*	10,240	94,003
Charles River Associates, Inc.*	1,600	49,520
Charming Shoppes, Inc.*	18,880	168,599
Charter Communications, Inc.—Class A*	44,160	173,107
Charter Municipal Mortgage Acceptance Co.	5,760	113,242
Chattem, Inc.*	2,880	83,146
Checkpoint Systems, Inc.*	5,440	97,539
Chemical Financial Corp.	3,840	141,658
Cheniere Energy, Inc.*	3,200	62,624
Chesapeake Corp.	3,200	85,376
Chippac, Inc.—Class A*	9,920	62,198
Chiquita Brands International, Inc.*	5,760	120,499
Chittenden Corp.	3,520	123,728
Chordiant Software, Inc.*	11,840	53,990
Christopher & Banks Corp.	5,440	96,342
Churchill Downs, Inc.	1,280	52,096
Ciber, Inc.*	8,320	68,390
Cimarex Energy Co.*	6,080	183,799
Cincinnati Bell, Inc.*	40,320	179,021
Circor International, Inc.	2,560	52,198
Citizens Banking Corp.	7,040	218,592
City Holding Co.	2,880	90,950
CKE Restaurants, Inc.*	8,640	115,171
Clarcor, Inc.	2,240	102,592
CLECO Corp.	7,360	132,333
CMGI, Inc.*	61,760	120,432
CMS Energy Corp.*	21,760	198,669
CNET Networks, Inc.*	18,240	201,917
Coeur d’Alene Mines Corp.*	35,200	143,616
Cognex Corp.	6,400	246,272
Coherent, Inc.*	4,800	143,280
Cohu, Inc.	3,520	67,021
Cole National Corp.*	2,240	52,304
Commerce Group, Inc.	3,520	173,782
Commercial Federal Corp.	4,480	121,408
Commercial Metals Co.	4,160	134,992
Commercial NET Lease RealtyREIT	7,680	132,096
Commscope, Inc.*	3,520	75,504
Community Bank System, Inc.	4,160	94,806
Community Banks, Inc.	1,600	46,992
Community Trust Bancorp, Inc.	1,920	58,560
Compass Minerals International, Inc.	2,560	49,613
CompuCredit Corp.*	3,200	55,360
Comstock Resources, Inc.*	3,840	74,726
Conceptus, Inc.*	4,160	46,800
Concur Technologies, Inc.*	4,160	44,512
Conexant Systems, Inc.*	14,340	62,092
CONMED Corp.*	4,800	131,520
Consolidated Graphics, Inc.*	1,920	84,576
Continental Airlines, Inc.—Class B*	8,960	101,875
Cooper Tire & Rubber Co.	7,680	176,640
Cornerstone Realty Income Trust, Inc.REIT	8,320	72,966
Corporate Office Properties TrustREIT	4,800	119,280
Correctional Properties TrustREIT	1,920	56,160
Corrections Corp. of America*	5,120	202,189
Corus Bankshares, Inc.	2,560	105,242
Corvis Corp.*	64,000	90,240
CoStar Group, Inc.*	2,560	117,581
Cousins Properties, Inc.REIT	3,840	126,528
Cray, Inc.*	14,080	93,210
Credence Systems Corp.*	13,440	185,472
Crompton Corp.	18,880	118,944
Cross Country Healthcare, Inc.*	3,840	69,696
Crown Holdings, Inc.*	17,600	175,472
CSK Auto Corp.*	6,720	115,181
CTI Molecular Imaginging, Inc.*	5,120	72,602
Cubic Corp.	2,560	53,581
Cubist Pharmaceuticals, Inc.*	6,720	74,592
Cuno, Inc.*	2,880	153,648
Curtiss-Wright Corp.	3,200	179,809
CV Therapeutics, Inc.*	5,120	85,811
CVB Financial Corp.	6,500	141,570
Datascope Corp.	1,920	76,205
Decode Genetics, Inc.*	8,000	68,000
Delphi Financial Group, Inc.—Class A	1,600	71,200
Delta Air Lines, Inc.*	17,600	125,312
Deltic Timber Corp.	1,600	61,440
Denbury Resources, Inc.*	4,480	93,856
Dendrite International, Inc.*	6,080	112,966
DHB Industries, Inc.*	3,200	48,576
Diagnostic Products Corp.	3,200	140,608
Dick’s Sporting Goods, Inc.*	4,800	160,080
Digital River, Inc.*	4,800	156,624
Digital Theater Systems, Inc.*	2,880	75,312
Digitas, Inc.*	8,960	98,829
Dime Community Bancshares, Inc.	5,120	89,498
Dionex Corp.*	3,200	176,544
Direct General Corp.	2,560	82,586
Discovery Laboratories, Inc.*	7,680	73,651
Ditech Communications Corp.*	4,800	112,032
DJ Orthopedics, Inc.*	2,880	66,240
Dobson Communications Corp.*	17,920	58,419
Dollar Thrifty Automotive Group, Inc.*	3,520	96,589
Downey Financial Corp.	2,240	119,280
Drew Industries, Inc.*	1,280	52,096
DRS Technologies, Inc.*	2,560	81,664
Duane Reade, Inc.*	4,160	67,933
Dyax Corp.*	4,160	48,880
Dycom Industries, Inc.*	5,120	143,359
Eagle Materials Class A	2,560	181,810
EarthLink, Inc.*	22,080	228,528
Eastgroup Properties, Inc.REIT	2,880	96,970
Eclipsys Corp.*	6,080	92,781
EDO Corp.	2,560	61,747
eFunds Corp.*	7,360	128,800
El Paso Electric Co.*	7,360	113,638
Electro Scientific Industries, Inc.*	4,480	126,829
ElkCorp	3,200	76,608
Emmis Communications Corp.*	7,040	147,699
Empire District Electric Co.	3,840	77,222
Emulex Corp.*	11,520	164,851

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Encore Acquisition Co.*	3,520	$98,208
Encysive Pharmaceuticals, Inc.*	8,640	73,440
EnPro Industries, Inc.*	3,520	80,890
Enterasys Networks, Inc.*	34,560	72,922
Entertainment Properties TrustREIT	3,200	114,368
Entravision Communications Corp.*	8,000	61,440
Entrust Technologies, Inc.*	10,560	47,520
Enzo Biochem, Inc.*	3,840	57,600
Epicor Software Corp.*	6,400	89,920
Equity Inns, Inc.REIT	7,360	68,374
Equity One, Inc.REIT	4,800	86,784
eResearch Technology, Inc.*	5,256	147,168
ESCO Technologies, Inc.*	2,240	119,526
ESS Technology, Inc.*	5,440	58,262
Essex Property Trust, Inc.REIT	1,600	109,360
Esterline Technologies Corp.*	3,520	103,946
Ethan Allen Interiors, Inc.	1,600	57,456
Excel Technology, Inc.*	1,920	63,840
Exelixis, Inc.*	10,240	103,322
Exide Technologies*	3,840	78,528
ExpressJet Holdings, Inc.*	6,080	73,811
F.N.B. Corp.	4,480	91,392
FBL Financial Group, Inc.—Class A	1,920	54,259
FelCor Lodging Trust, Inc.*REIT	8,000	96,800
Ferro Corp.	4,480	119,526
Fidelity Bankshares, Inc.	2,240	79,408
Filenet Corp.*	5,760	181,843
Financial Federal Corp.*	2,240	78,982
Finisar Corp.*	27,200	53,856
Finish Line, Inc.—Class A*	3,200	96,544
First BanCorp	5,120	208,640
First Charter Corp.	4,800	104,592
First Citizens BancShares, Inc.—Class A	960	117,120
First Commonwealth Financial Corp.	11,520	149,414
First Community Bancorp—Class A	2,240	86,106
First Community Bankshares, Inc.	1,600	53,600
First Federal Capital Corp.	3,200	89,056
First Financial Bancorp	5,760	102,067
First Financial Bankshares, Inc.	2,240	93,923
First Financial Corp.	2,240	71,456
First Financial Holdings, Inc.	1,920	55,315
First Health Group Corp.*	12,480	194,813
First Horizon Pharmaceutical Corp.*	4,160	78,624
First Industrial Realty Trust, Inc.REIT	4,160	153,421
First Merchants Corp.	3,200	83,040
First National Bancshares	7,759	147,030
First Republic Bank	2,240	96,499
First Sentinel Bancorp, Inc.	3,840	78,912
FirstFed Financial Corp.*	2,240	93,184
Fisher Communications, Inc.*	960	48,317
Florida East Coast Industries, Inc.	3,520	136,048
Flowers Foods, Inc.	5,120	133,888
Flushing Financial Corp.	2,880	50,832
Forest Oil Corp.*	4,160	113,651
Formfactor, Inc.*	4,480	100,576
Franklin Electric Co., Inc.	2,560	96,666
Fred’s, Inc.	6,400	141,376
Frontier Financial Corp.	2,560	89,446
FTI Consulting, Inc.*	6,080	100,320
Fuller (H.B.) Co.	4,160	118,144
Furniture Brands International, Inc.	3,200	80,160
G & K Services, Inc.	2,880	115,747
Gables Residential TrustREIT	1,600	54,368
Gardner Denver, Inc.*	2,880	80,352
Gartner Group, Inc.*	7,360	97,299
Gateway, Inc.*	36,480	164,160
GATX Corp.	3,520	95,744
Gaylord Entertainment Co.*	3,840	120,538
GenCorp, Inc.	5,760	77,126
General Cable Corp.*	6,400	54,720
General Communication, Inc.—Class A*	7,360	58,438
Genesee & Wyoming, Inc.—Class A*	2,560	60,672
Genesis Healthcare Corp.*	3,200	92,928
Gentiva Health Services, Inc.*	4,160	67,642
Geron Corp.*	7,360	59,542
Getty Realty Corp.REIT	2,880	72,461
Gibraltar Steel Corp.	2,560	84,019
Glacier Bancorp, Inc.	4,296	121,018
Glatfelter (P.H.) Co.	4,800	67,584
Glimcher Realty TrustREIT	5,440	120,333
Global Industries, Ltd.*	13,440	76,877
Global Power Equipment Group, Inc.*	5,440	43,629
Golden Telecom, Inc.	2,240	63,034
Goodyear Tire & Rubber Co.*	23,040	209,433
Granite Construction, Inc.	2,560	46,669
Graphic Packaging Corp.*	10,880	94,112
Gray Television, Inc.	7,360	102,230
Greif Brothers Corp.—Class A	2,240	94,640
Grey Wolf, Inc.*	30,720	130,253
Group 1 Automotive, Inc.*	2,560	85,018
Guitar Center, Inc.*	3,520	156,534
Gymboree Corp.*	5,120	78,643
Hancock Holding Co.	4,480	130,189
Handleman Co.	3,840	88,934
Hanover Compressor Co.*	7,680	91,392
Harbor Florida Bancshares, Inc.	3,520	96,835
Harland (John H.) Co.	4,160	122,096
Harleysville National Corp.	4,160	106,496
Harris Interactive, Inc.*	8,000	53,760
Harvest Natural Resources, Inc.*	5,760	85,882
Haverty Furniture Companies, Inc.	3,200	55,936
Hayes Lemmerz International, Inc.*	6,080	91,808
Healthcare Realty Trust, Inc.REIT	4,480	167,910
Heartland Express, Inc.	5,120	140,083
Hecla Mining Co.*	19,520	111,264
HEICO Corp.	3,200	58,400
Helmerich & Payne, Inc.	5,120	133,734
Hibbet Sporting Goods, Inc.*	3,840	105,024
Highland Hospitality Corp.REIT	5,760	57,888
Highwoods Properties, Inc.REIT	8,000	188,000
Hollinger International, Inc.	7,360	123,574
Holly Corp.	1,600	59,840
Hologic, Inc.*	3,200	74,400
Home Properties of New York, Inc.REIT	2,560	99,789
HomeStore.com, Inc.*	15,680	62,563
Hooper Holmes, Inc.	9,280	53,267
Horace Mann Educators Corp.	6,080	106,278
Hot Topic, Inc.*	8,000	163,921
Hudson River Bancorp, Inc.	5,220	89,105
Human Genome Sciences, Inc.*	18,880	219,574
Hydril Co.*	2,560	80,640
Hypercom Corp.*	8,320	70,304

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
IBERIABANK Corp.	960	$56,813
Identix, Inc.*	14,400	107,568
IDEX Corp.	6,217	213,537
IDX Systems Corp.*	3,520	112,253
IHOP Corp.	3,520	125,875
II-VI, Inc.	1,920	58,867
Imation Corp.	5,120	218,163
IMC Global, Inc.	12,480	167,233
IMPAC Mortgage Holdings, Inc.REIT	5,760	129,715
Impax Laboratories, Inc.*	8,000	155,040
Incyte Genomics, Inc.*	9,920	75,789
Independence Community Bank Corp.	9,112	331,677
Independent Bank Corp.	2,560	74,112
Independent Bank Corp.	2,880	73,152
Infinity Property & Casualty Corp.	3,520	116,160
InFocus Corp.*	6,400	54,400
Informatica Corp.*	14,080	107,430
infoUSA, Inc.*	5,120	51,917
InnKeepers U.S.A. TrustREIT	5,440	56,086
Insight Communications Co., Inc.*	7,360	68,154
Insituform Technologies, Inc.—Class A*	4,480	72,890
Integra Bank Corp.	2,560	56,397
Integrated Device Technology, Inc.*	9,600	132,864
Integrated Silicon Solution, Inc.*	5,760	70,330
Interactive Data Corp.*	6,080	105,914
Interdigital Communications Corp.*	8,640	162,518
Interface, Inc.*	7,360	64,253
Internet Capital Group, Inc.*	6,400	49,536
Internet Security Systems, Inc.*	6,080	93,267
Interstate Bakeries Corp.	6,720	72,912
InterVoice-Brite, Inc.*	5,760	66,067
Interwoven, Inc.*	6,720	67,872
Intrado, Inc.*	2,880	46,339
Intuitive Surgical, Inc.*	5,440	103,360
Invacare Corp.	3,840	171,725
Inveresk Research Group, Inc.*	4,800	148,032
Inverness Medical Innovation, Inc.*	2,240	49,056
Investors Real Estate TrustREIT	6,720	69,754
Iomega Corp.	8,320	46,426
Ionics, Inc.*	2,880	81,360
Ipass, Inc.*	7,360	77,942
Ipayment, Inc.*	1,600	65,600
Irwin Financial Corp.	2,880	76,032
ISIS Pharmaceuticals, Inc.*	8,640	49,594
Jack in the Box, Inc.*	2,880	85,536
Jacuzzi Brands, Inc.*	12,480	100,714
JAKKS Pacific, Inc.*	4,160	86,486
Jarden Corp.*	3,840	138,202
JLG Industries, Inc.	6,400	88,896
JM Smucker Co.	285	13,084
Jo-Ann Stores, Inc.*	3,200	94,080
Jones Lang LaSalle, Inc.*	4,480	121,408
Journal Register Co.*	6,400	128,000
Joy Global, Inc.	8,000	239,520
K-V Pharmaceutical Co.*	5,760	132,998
K2, Inc.*	5,120	80,384
Kadant, Inc.*	2,240	51,811
Kansas City Southern Industries, Inc.*	6,400	99,200
Kaydon Corp.	4,160	128,669
KCS Energy, Inc.*	8,000	106,560
Keane, Inc.*	7,360	100,758
Kellwood Co.	3,200	139,360
Kelly Services, Inc.—Class A	2,880	85,824
Kennametal, Inc.	5,440	249,151
Kensey Nash Corp.*	1,600	55,200
Key Energy Group*	12,800	120,832
Keystone Automotive Industries, Inc.*	2,560	71,398
KFX, Inc.*	7,040	53,645
Kilroy Realty Corp.REIT	1,920	65,472
Kimball International, Inc.—Class B	3,520	51,920
Kindred Healthcare, Inc.*	4,480	118,048
Kirby Corp.*	3,520	136,928
Knight Trading Group, Inc.*	18,880	189,178
Knight Transportation, Inc.*	4,160	119,517
Kopin Corp.*	11,520	58,867
Korn/Ferry International*	5,120	99,174
Kramont Realty TrustREIT	3,840	61,440
Kronos, Inc.*	4,160	171,392
La Quinta Corp.*	30,720	258,048
La-Z-Boy, Inc.	7,680	138,086
LabOne, Inc.*	2,880	91,526
Labor Ready, Inc.*	5,760	89,280
Laclede Group, Inc.	3,520	96,483
Laidlaw International*	14,400	186,624
Lancaster Colony Corp.	4,480	186,546
Lance, Inc.	4,160	64,064
Landauer, Inc.	1,600	71,456
Landstar System, Inc.*	4,800	253,776
Lasalle Hotel PropertiesREIT	4,480	109,312
Lattice Semiconductor Corp.*	18,560	130,106
Lawson Software, Inc.*	8,960	63,437
Lennox International, Inc.	6,720	121,632
Levitt Corp.—Class A*	2,560	65,946
Lexicon Genetics, Inc.*	10,240	80,282
Libbey, Inc.	2,240	62,182
Lifecell Corp.*	4,800	54,192
Ligand Pharmaceuticals, Inc.—Class B*	11,520	200,218
Lincoln Electric Holdings, Inc.	5,440	185,450
Lindsay Manufacturing Co.	1,920	46,118
Linens ‘n Things, Inc.*	3,840	112,550
Lionbridge Technologies, Inc.*	7,680	58,752
Lithia Motors, Inc.—Class A	2,240	55,507
Littelfuse, Inc.*	3,520	149,283
LKQ Corp.*	2,240	41,507
LNR Property Corp.	960	52,080
Longview Fibre Co.*	8,320	122,554
Luminex Corp.*	4,480	45,069
M/I Schottenstein Homes, Inc.	1,600	64,960
Macdermid, Inc.	4,480	151,648
Macrovision Corp.*	7,040	176,211
Magellan Health Services*	4,480	149,856
Magnum Hunter Resources, Inc.*	10,240	106,291
Maguire Properties, Inc.REIT	4,800	118,896
Manitowoc Co.	3,840	129,984
ManTech International Corp.—Class A*	2,880	54,058
Manufactured Home Communities, Inc.REIT	2,560	84,966
Marcus Corp.	3,200	55,200
MarineMax, Inc.*	1,920	55,066
MatrixOne, Inc.*	8,000	55,280
Matthews International Corp.—Class A	5,440	179,194
Mattson Technology, Inc.*	6,400	76,928
Maverick Tube Corp.*	2,240	58,822

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Maximus, Inc.*	2,880	$102,125
MB Financial, Inc.	2,880	106,013
McDATA Corp.—Class A*	19,200	103,296
McGrath Rentcorp	1,600	59,120
Medarex, Inc.*	13,120	95,645
Mentor Corp.	6,720	230,429
Mercury Computer Systems, Inc.*	3,520	87,296
MeriStar Hospitality Corp.*REIT	14,400	98,496
Metal Management, Inc.*	2,880	57,053
Metals USA, Inc.*	3,200	57,216
Methode Electronics, Inc.—Class A	5,760	74,707
Metrocall Holdings, Inc.*	960	64,320
MFA Mortgage Investments, Inc.REIT	11,200	99,680
MGE Energy, Inc.	3,200	104,416
Micromuse, Inc.*	12,800	85,632
Micros Systems, Inc.*	2,560	122,803
Mid-State Bancshares	3,840	90,278
Millennium Chemicals, Inc.*	8,960	155,187
Mindspeed Technologies, Inc.*	16,320	80,947
Mine Safety Appliances Co.	3,520	118,624
Modine Manufacturing Co.	3,840	122,304
Molina Healthcare, Inc.*	1,600	61,088
Monaco Coach Corp.	3,840	108,173
Moog, Inc.—Class A*	4,331	160,723
MPS Group, Inc.*	16,000	193,920
MTS Systems Corp.	3,520	82,544
Mueller Industries, Inc.	3,840	137,473
Myers Industries, Inc.	3,520	49,632
Mykrolis Corp.*	6,720	117,062
Nabi Biopharmaceuticals*	9,600	136,512
Nara Bancorp, Inc.	2,880	49,334
National Financial Partners	5,440	191,869
National Health Investors, Inc.REIT	3,840	104,410
National Penn Bancshares, Inc.	3,840	114,202
National Western Life Insurance Co.—Class A*	320	49,136
Nationwide Health Properties, Inc.REIT	10,240	193,537
Navigant Consulting Co.*	7,360	157,798
NBT Bancorp, Inc.	5,440	121,530
NCI Building Systems, Inc.*	2,880	93,744
NCO Group, Inc.*	4,480	119,571
NDCHealth Corp.	2,560	59,392
Newcastle Investment Corp.REIT	4,800	143,760
Newpark Resources, Inc.*	13,760	85,312
NMS Communications Corp.*	7,680	56,678
North Fork Bancorp, Inc.	1,728	65,750
North Pittsburgh Systems, Inc.	2,560	51,328
Northwest Airlines Corp.—Class A*	11,200	124,544
Northwest Bancorp, Inc.	3,200	73,280
Northwest Natural Gas Co.	4,480	136,639
NS Group, Inc.*	2,880	47,347
Nu Skin Enterprises, Inc.	8,000	202,561
Nuvelo, Inc.*	4,800	46,176
Oceaneering International, Inc.*	4,160	142,480
Octel Corp.	1,920	50,554
Ocular Sciences, Inc.*	3,200	121,600
Ocwen Financial Corp.*	6,400	77,056
Odyssey Healthcare, Inc.*	6,080	114,426
Offshore Logistics, Inc.*	3,200	89,984
Ohio Casualty Corp.*	9,920	199,690
Oil States International, Inc.*	4,800	73,440
Old Dominion Freight Line, Inc.*	2,696	79,478
Old National Bancorp	9,280	230,422
Old Second Bancorp, Inc.	960	50,640
OM Group, Inc.*	3,520	116,195
Omega Healthcare Investors, Inc.REIT	7,680	77,107
ON Semiconductor Corp.*	19,840	99,597
Onyx Pharmaceuticals, Inc.*	4,160	176,218
Open Solutions, Inc.*	1,920	47,962
Opsware, Inc.*	8,320	65,894
OraSure Technologies, Inc.*	6,400	62,272
Orbital Sciences Corp.*	7,040	97,222
Oriental Financial Group, Inc.	3,386	91,659
OrthoLogic Corp.*	5,760	49,939
Oscient Pharmaceuticals Corp.*	9,920	50,691
Otter Tail Power Co.	4,160	111,738
Overseas Shipholding Group, Inc.	1,600	70,608
Overstock.com, Inc.*	1,920	75,034
Owens & Minor, Inc.	6,080	157,473
Oxford Industries, Inc.	2,240	97,574
P.F. Chang’s China Bistro, Inc.*	2,560	105,344
Pacific Capital Bancorp	7,475	210,272
Packeteer, Inc.*	5,440	87,856
PalmOne, Inc.*	4,160	144,643
Par Pharmaceutical Cos., Inc.*	1,280	45,069
Parametric Technology Corp.*	43,840	219,201
PAREXEL International Corp.*	4,160	82,368
Park National Corp.	1,920	245,204
Parker Drilling Co.*	15,360	58,675
Parkway Properties, Inc.REIT	909	40,405
Paxar Corp.*	5,760	112,435
Payless ShoeSource, Inc.*	9,920	147,907
Pediatrix Medical Group, Inc.*	3,200	223,519
Peet’s Coffee & Tea, Inc.*	1,920	47,981
Penn Virginia Corp.	2,880	103,997
Pennsylvania REIT	4,480	153,440
Pep Boys-Manny, Moe & Jack	3,840	97,344
Per-Se Technologies, Inc.*	3,840	55,834
Perot Systems Corp.—Class A*	12,480	165,610
Perrigo Co.	9,920	188,182
PFF Bancorp, Inc.	1,600	59,584
Pharmos Corp.*	14,400	59,184
Philadelphia Consolidated Holding Corp.*	2,880	173,002
Pinnacle Entertainment, Inc.*	5,760	72,634
Pixelworks, Inc.*	6,720	102,950
Plains Exploration & Production Co.*	9,600	176,160
Plug Power, Inc.*	8,000	59,840
PNM Resources, Inc.	7,767	161,310
PolyOne Corp.*	15,040	111,898
Post Properties, Inc.REIT	6,400	186,560
Powerwave Technologies, Inc.*	10,560	81,312
Prentiss Properties TrustREIT	4,800	160,896
Presidential Life Corp.	3,520	63,430
Price Communications Corp.*	6,320	93,283
Price Legacy Corp.REIT	3,520	64,979
Prima Energy Corp.*	1,600	63,312
Prime Hospitality Corp.*	6,080	64,570
PRIMEDIA, Inc.*	21,760	60,493
Primus Telecommunications Group, Inc.*	12,160	61,773
Priority Healthcare Corp.—Class B*	4,800	110,160
PrivateBancorp, Inc.	2,560	70,298
ProAssurance Corp.*	4,160	141,898

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
ProQuest Co.*	3,840	$104,640
Prosperity Bancshares, Inc.	2,560	62,336
Provident Bankshares Corp.	5,440	156,890
Provident Financial Services, Inc.	8,960	157,248
Province Healthcare Co.*	7,360	126,224
PS Business Parks, Inc.REIT	1,920	77,261
PSS World Medical, Inc.*	11,200	125,440
Pulitzer, Inc.	1,280	62,592
Quanta Services, Inc.*	11,840	73,645
Quantum Corp.*	29,440	91,264
R & G Financial Corp.—Class B	4,160	137,530
RailAmerica, Inc.*	5,760	84,096
RAIT Investment TrustREIT	3,200	78,880
Ralcorp Holdings, Inc.*	4,160	146,432
Range Resources Corp.	11,200	163,520
RARE Hospitality International, Inc.*	5,440	135,456
RC2 Corp.*	2,240	79,520
Reader’s Digest Association, Inc.	11,200	179,089
RealNetworks, Inc.*	18,240	124,762
Realty Income Corp.REIT	4,160	173,597
Red Robin Gourmet Burgers, Inc.*	1,920	52,550
Regal-Beloit Corp.	4,160	92,602
Reliance Steel & Aluminum Co.	2,880	116,122
Revlon, Inc.—Class A*	24,000	70,800
RF Micro Devices, Inc.*	28,160	211,200
RLI Corp.	3,200	116,800
Rock-Tenn Co.	4,800	81,360
Rogers Corp.*	2,560	178,944
RTI International Metals, Inc.*	3,520	56,144
Ruddick Corp.	5,440	122,128
Russell Corp.	4,800	86,208
Ryans Restaurant Group, Inc.*	7,040	111,232
Ryerson Tull, Inc.	3,840	60,979
S & T Bancorp, Inc.	3,840	122,803
S1 Corp.*	11,520	114,509
Safeguard Scientifics, Inc.*	19,520	44,896
SafeNet, Inc.*	3,840	106,291
Saga Communications, Inc.*	2,560	46,720
Salix Pharmaceuticals, Ltd.*	3,840	126,528
Sandy Spring Bancorp, Inc.	2,240	77,840
Sapient Corp.*	12,800	76,928
Scansoft, Inc.*	13,120	64,944
ScanSource, Inc.*	1,920	114,086
Schweitzer-Mauduit International, Inc.	1,920	58,810
SCP Pool Corp.	5,760	259,201
Seacoast Financial Services Corp.	4,800	166,080
SEACOR SMIT, Inc.*	2,560	112,461
Secure Computing Corp.*	5,760	67,104
Select Comfort Corp.*	5,440	154,496
Select Medical Corp.	12,800	171,776
Sensient Technologies Corp.	7,040	151,220
Sequa Corp.—Class A*	960	56,131
SERENA Software, Inc.*	4,160	79,414
Shaw Group, Inc.*	8,960	90,765
Shopko Stores, Inc.*	4,800	67,872
Sierra Pacific Resources*	17,280	133,229
Silgan Holdings, Inc.	1,920	77,395
Silicon Graphics, Inc.*	42,880	94,336
Silicon Image, Inc.*	12,160	159,661
Silicon Storage Technology, Inc.*	12,800	131,840
Siliconix, Inc.*	960	47,635
Simmons First National Corp.—Class A	2,560	66,637
Simpson Manufacturing Co., Inc.	2,880	161,626
Sinclair Broadcast Group—Class A	7,360	75,587
Six Flags, Inc.*	14,080	102,221
SkyWest, Inc.	9,600	167,137
Skyworks Solutions, Inc.*	21,440	187,171
Sola International, Inc.*	4,480	77,190
Sonic Automotive, Inc.	3,840	85,056
Sonic Corp.*	136	3,094
Sonic Solutions*	2,880	61,200
SonoSite, Inc.*	2,560	61,210
Sonus Networks, Inc.*	35,520	169,786
Sotheby’s Holdings, Inc.—Class A*	6,080	97,037
Southern Union Co.*	5,760	121,421
Southwest Gas Corp.	5,120	123,546
Southwestern Energy Co.*	5,120	146,790
Spartech Corp.	4,160	107,910
Speedway Motorsports, Inc.	2,560	85,606
Spherion Corp.*	9,920	100,589
SRA International, Inc.—Class A*	1,600	67,712
St.Mary Land & Exploration Co.	4,160	148,304
Standard Microsystems Corp.*	2,880	67,162
Standex International Corp.	1,920	52,224
StarTek, Inc.	1,920	68,736
State Auto Financial Corp.	2,240	68,813
STERIS Corp.*	7,360	166,042
Sterling Bancorp	2,240	61,869
Sterling Bancshares, Inc.	7,360	104,438
Sterling Financial Corp.	3,520	91,626
Sterling Financial Corp.*	3,961	126,237
Stewart & Stevenson Services, Inc.	4,800	86,016
Stewart Enterprises, Inc.—Class A*	17,600	143,264
Strayer Education, Inc.	2,240	249,917
Stride Rite Corp.	6,400	70,592
Suffolk Bancorp	1,920	62,592
Summit Properties, Inc.REIT	4,160	106,662
Superior Energy Services, Inc.*	8,960	90,048
SureWest Communications	2,240	70,784
Susquehanna Bancshares, Inc.	7,680	193,229
Swift Energy Co.*	3,840	84,710
Sybron Dental Special, Inc.*	6,400	191,040
Sycamore Networks, Inc.*	28,480	120,470
Symmetricom, Inc.*	7,360	65,504
Take-Two Interactive Software, Inc.*	4,800	147,072
TALX Corp.	2,240	54,723
Taubman Centers, Inc.REIT	7,040	161,146
Techne Corp.*	5,760	250,271
Technitrol, Inc.*	6,080	133,152
Tecumseh Products Co.	2,560	105,446
Teledyne Technologies, Inc.*	5,440	108,909
TeleTech Holdings, Inc.**	6,080	53,322
Telik, Inc.*	6,400	152,768
Tenneco Automotive, Inc.*	6,720	88,906
Terex Corp.*	4,480	152,902
Tesoro Petroleum Corp.*	6,400	176,641
Tessera Technologies*	3,840	69,197
TETRA Technologies, Inc.*	3,520	94,512
Texas Industries, Inc.	2,880	118,570
The Medicines Co.*	7,360	224,553
The Men’s Wearhouse, Inc.*	1,920	50,669
The Phoenix Companies, Inc.	14,400	176,400

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
The Robert Mondavi Corp.—Class A*	1,600	$59,232
The Steak n Shake Co.*	3,840	69,965
Thomas Industries, Inc.	2,240	74,368
Thor Industries, Inc.	3,200	107,072
THQ, Inc.*	4,800	109,920
Tierone Corp.	3,200	68,832
Titan Corp.*	13,120	170,298
Toro Co.	1,280	89,690
Town & Country TrustREIT	2,880	72,691
Trammell Crow Co.*	5,440	76,704
Transaction Systems Architects, Inc.*	6,080	130,902
Transkaryotic Therapies, Inc.*	4,800	71,808
Transmeta Corp.*	24,320	53,261
Tredegar Corp.	4,480	72,262
Triad Guaranty, Inc.*	1,600	93,120
Triarc Companies, Inc.	5,760	58,579
Trinity Industries, Inc.	2,880	91,555
TriQuint Semiconductor, Inc.*	22,400	122,304
Triumph Group, Inc.*	2,560	81,741
TrustCo Bank Corp. NY	12,160	159,296
Trustmark Corp.	7,680	222,106
TTM Technologies, Inc.*	6,720	79,632
Tyler Technologies, Inc.*	6,080	57,517
UbiquiTel, Inc.*	11,520	48,614
UICI*	5,440	129,526
UIL Holdings Corp.	1,600	77,904
UMB Financial Corp.	2,560	132,147
Unit Corp.*	3,520	110,704
United Auto Group, Inc.	2,560	78,464
United Community Banks, Inc.	4,800	120,864
United Community Financial Corp.	4,480	58,240
United Fire & Casualty Co.	1,280	73,920
United Online, Inc.*	8,640	152,150
United Rentals, Inc.*	2,880	51,523
United Surgical Partners International, Inc.*	4,480	176,826
Universal American Financial Corp.*	4,480	49,190
Universal Corp.	3,840	195,610
Universal Forest Products, Inc.	2,560	82,560
Universal Health Realty Income TrustREIT	1,920	55,104
Universal Technica*	2,240	89,555
Univest Corporation of Pennsylvania	1,280	65,280
Unizan Financial Corp.	3,520	91,872
Unova, Inc.*	8,000	162,000
URS Corp.*	2,880	78,912
Urstadt Biddle Properties—Class AREIT	3,520	52,131
USEC, Inc.	12,480	109,450
Vail Resorts, Inc.*	3,200	61,312
Valeant Pharmaceuticals International	7,360	147,200
Valmont Industries, Inc.	2,240	51,296
ValueClick, Inc.*	13,120	157,178
Varian Semiconductor Equipment Associates, Inc.*	3,840	148,070
Vertex Pharmaceuticals, Inc.*	12,800	138,752
Viasys Healthcare, Inc.*	5,120	107,059
Vicor Corp.*	3,200	58,464
Vicuron Pharmaceuticals, Inc.*	7,680	96,461
Vignette Corp.*	47,360	78,618
Vintage Petroleum, Inc.	4,800	81,456
Visteon Corp.	14,720	171,782
VISX, Inc.*	2,560	68,403
Vitesse Semiconductor Corp.*	35,520	173,338
W-H Energy Services, Inc.*	4,160	81,536
W.R. Grace & Co.*	10,880	67,456
Wabtec Corp.	5,760	103,910
Walter Industries, Inc.	3,840	52,301
Washington REIT	6,400	188,032
Washington Trust Bancorp, Inc.	2,240	58,173
Watsco, Inc.	3,520	98,806
Watson Wyatt & Company Holdings	5,440	144,976
Watts Industries, Inc.—Class A	3,520	94,864
Wausau-Mosinee Paper Corp.	7,360	127,327
WCI Communities, Inc.*	2,560	57,114
webMethods, Inc.*	7,680	65,818
Weis Markets, Inc.	1,920	67,296
Werner Enterprises, Inc.	6,720	141,792
Wesbanco, Inc.	2,880	83,894
WESCO International, Inc.*	2,880	52,992
West Coast Bancorp	2,560	54,886
West Pharmaceutical Services, Inc.	2,560	108,288
Westamerica Bancorporation	3,840	201,408
Wild Oats Markets, Inc.*	5,120	72,038
Winn-Dixie Stores, Inc.	13,440	96,768
Winnebago Industries, Inc.	3,200	119,295
Wintrust Financial Corp.	3,200	161,632
WMS Industries, Inc.*	3,200	95,360
Wolverine World Wide, Inc.	6,080	159,601
Woodward Governor Co.	1,600	115,376
World Fuel Services Corp.	1,600	72,128
X-Rite, Inc.	3,520	51,181
Yankee Candle Co., Inc.*	4,800	140,400
Zenith National Insurance Corp.	1,280	62,208
Zoll Medical Corp.*	1,600	56,128
Zoran Corp.*	7,040	129,184
Zymogenetics, Inc.*	3,200	60,800

TOTAL COMMON STOCKS (Cost $80,388,912)		84,949,648

	Principal Amount
U.S. Government Agency Obligations (27.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$32,319,000	32,319,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,319,000)		32,319,000

TOTAL INVESTMENT SECURITIES (Cost $112,707,912)—98.0%		117,268,648
Net other assets (liabilities)—2.0%		2,453,889

NET ASSETS—100.0%		$119,722,537

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $31,605,125)	107	$1,395,869

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	June 30, 2004
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04(Underlying notional amount at value $3,191,921)	5,396	$21,826
Equity Index Swap Agreements based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $405,022)	685	11,934
ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.1%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.5%
Auto Parts & Equipment		1.0%
Banks		7.1%
Beverages		0.1%
Biotechnology		1.1%
Building Materials		0.8%
Chemicals		1.3%
Commercial Services		3.6%
Computers		2.1%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.7%
Diversified Financial Services		0.5%
Electric		1.4%
Electrical Components & Equipment		0.3%
Electronics		1.7%
Energy-Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software/Services		0.1%
Entertainment		0.7%
Environmental Control		0.2%
Food		0.9%
Forest & Paper Products		0.5%
Gas		0.3%
Hand/Machine Tools		0.6%
Health Care—Products		2.3%
Healthcare—Services		1.8%
Home Builders		0.4%
Home Furnishings		0.4%
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		1.8%
Internet		2.6%
Investment Companies		0.1%
Iron/Steel		0.5%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.3%
Media		1.0%
Medical—Biomedical/Genetic		0.1%
Medical—Drugs		0.1%
Medical Instruments		0.1%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.6%
Mining		0.6%
Miscellaneous Manufacturing		1.3%
Office/Business Equipment		0.1%
Oil & Gas		2.3%
Oil & Gas Services		0.9%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.4%
Pharmaceuticals		2.7%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.6%
Retail		3.6%
Savings & Loans		1.6%
Semiconductors		2.7%
Software		2.1%
Telecommunication		2.6%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.4%
Trucking & Leasing		0.1%
Water		0.1%
Other **		29.0%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,707,912)	$117,268,648
Segregated cash balances with brokers for futures contracts	2,108,101
Segregated cash balances with custodian for swap agreements	103
Dividends and interest receivable	43,808
Receivable for investments sold	45,864
Receivable for capital shares issued	1,878,782
Variation margin on futures contracts	89,964
Unrealized appreciation on swap contracts	33,760
Prepaid expenses	1,216

Total Assets	121,470,246

Liabilities:
Cash overdraft	150,979
Payable for investments purchased	1,318,091
Payable for capital shares redeemed	4
Advisory fees payable	68,387
Management services fees payable	13,677
Administration fees payable	2,935
Administrative services fees payable	71,741
Distribution fees payable	71,742
Other accrued expenses	50,153

Total Liabilities	1,747,709

Net Assets	$119,722,537

Net Assets consist of:
Capital	$105,011,592
Accumulated net investment income (loss)	(354,317)
Accumulated net realized gains (losses) on investments	9,074,897
Net unrealized appreciation (depreciation) on investments	5,990,365

Net Assets	$119,722,537

Shares of Beneficial Interest Outstanding	3,577,004

Net Asset Value (offering and redemption price per share)	$33.47

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$450,857
Interest	187,261

Total Investment Income	638,118

Expenses:
Advisory fees	456,661
Management services fees	91,333
Administration fees	19,124
Transfer agency and administrative service fees	175,093
Distribution fees	152,220
Custody fees	47,111
Fund accounting fees	31,151
Other fees	19,744

Total Expenses	992,437

Net Investment Income (Loss)	(354,319)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,681,122
Net realized gains (losses) on futures contracts	(971,366)
Net realized gains (losses) on swap agreements	599,968
Change in net unrealized appreciation/depreciation on investments	(2,080,892)

Net Realized and Unrealized Gains (Losses) on Investments	4,228,832

Change in Net Assets Resulting from Operations	$3,874,513

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(354,319)	$(315,344)
Net realized gains (losses) on investments	6,309,724	11,595,737
Change in net unrealized appreciation/depreciation on investments	(2,080,892)	8,241,792

Change in net assets resulting from operations	3,874,513	19,522,185

Capital Transactions:
Proceeds from shares issued	198,653,799	317,214,802
Cost of shares redeemed	(210,140,581)	(248,014,063)

Change in net assets resulting from capital transactions	(11,486,782)	69,200,739

Change in net assets	(7,612,269)	88,722,924
Net Assets:
Beginning of period	127,334,806	38,611,882

End of period	$119,722,537	$127,334,806

Accumulated net investment income (loss)	$(354,317)	$2

Share Transactions:
Issued	6,015,087	11,747,664
Redeemed	(6,465,149)	(9,464,090)

Change in shares	(450,062)	2,283,574

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.62		$22.15		$28.56		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.14	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments	1.94		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	1.85		9.47		(6.41)		(1.44)

Net Asset Value, End of Period	$33.47		$31.62		$22.15		$28.56

Total Return	5.85	%(c)	42.75%		(22.44)%		(4.80	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.73%		1.97%		2.65%
Net expenses(d)	1.63%		1.73%		1.97%		2.25%
Net investment income (loss)(d)	(0.58)%		(0.52)%		(0.62)%		(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$119,723		$127,335		$38,612		$19,965
Portfolio turnover rate(e)	99	%(c)	189%		527%		2,627	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (98.3%)
Adobe Systems, Inc.	32,704	$1,520,736
Altera Corp.*	73,584	1,635,036
Amazon.com, Inc.*	37,814	2,057,082
American Power Conversion Corp.	28,105	552,263
Amgen, Inc.*	82,782	4,517,413
Apollo Group, Inc.—Class A*	25,039	2,210,694
Apple Computer, Inc.*	74,095	2,411,051
Applied Materials, Inc.*	122,129	2,396,171
ATI Technologies, Inc.*	33,726	636,072
BEA Systems, Inc.*	52,633	432,643
Bed Bath & Beyond, Inc.*	56,721	2,180,922
Biogen Idec, Inc.*	51,611	3,264,396
Biomet, Inc.	48,034	2,134,631
Broadcom Corp.—Class A*	32,193	1,505,667
C.H. Robinson Worldwide, Inc.	11,753	538,758
Career Education Corp.*	14,308	651,872
CDW Corp.	12,264	781,952
Cephalon, Inc.*	7,154	386,316
Check Point Software Technologies, Ltd.*	35,770	965,432
Chiron Corp.*	36,792	1,642,395
Cintas Corp.	28,616	1,364,125
Cisco Systems, Inc.*	338,282	8,017,283
Citrix Systems, Inc.*	28,105	572,218
Comcast Corp.—Special Class A*	133,371	3,738,389
Compuware Corp.*	33,215	219,219
Comverse Technology, Inc.*	28,616	570,603
Costco Wholesale Corp.	33,726	1,385,127
Dell, Inc.*	129,794	4,649,222
DENTSPLY International, Inc.	10,731	559,085
Dollar Tree Stores, Inc.*	15,330	420,502
eBay, Inc.*	68,474	6,296,183
EchoStar Communications Corp.—Class A*	34,237	1,052,788
Electronic Arts, Inc.*	42,924	2,341,504
Expeditors International of Washington, Inc.	14,308	706,958
Express Scripts, Inc.—Class A*	9,709	769,244
Fastenal Co.	10,220	580,803
First Health Group Corp.*	13,286	207,394
Fiserv, Inc.*	34,237	1,331,477
Flextronics International, Ltd.*	80,227	1,279,620
Garmin, Ltd.	13,797	511,041
Gentex Corp.	11,242	446,083
Genzyme Corp.—General Division*	39,858	1,886,479
Gilead Sciences, Inc.*	29,638	1,985,746
Henry Schein, Inc.*	5,621	354,910
Intel Corp.	316,820	8,744,232
InterActiveCorp*	101,689	3,064,906
Intersil Corp.—Class A	19,929	431,662
Intuit, Inc.*	34,748	1,340,578
Invitrogen Corp.*	6,643	478,230
JDS Uniphase Corp.*	228,928	867,637
Juniper Networks, Inc.*	48,545	1,192,751
KLA-Tencor Corp.*	33,215	1,640,157
Lam Research Corp.*	19,418	520,402
Lamar Advertising Co.*	11,753	509,493
Level 3 Communications, Inc.*	94,024	333,785
Lincare Holdings, Inc.*	13,286	436,578
Linear Technology Corp.	57,743	2,279,116
Marvell Technology Group, Ltd.*	35,770	955,059
Maxim Integrated Products, Inc.	63,364	3,321,541
MedImmune, Inc.*	37,303	872,890
Mercury Interactive Corp.*	13,797	687,505
Microchip Technology, Inc.	24,017	757,496
Microsoft Corp.	520,198	14,856,854
Millennium Pharmaceuticals, Inc.*	47,012	648,766
Molex, Inc.	13,797	442,608
Network Appliance, Inc.*	51,100	1,100,183
Nextel Communications, Inc.—Class A*	193,669	5,163,216
Novellus Systems, Inc.*	20,951	658,699
NVIDIA Corp.*	25,039	513,300
Oracle Corp.*	303,023	3,615,064
PACCAR, Inc.	27,594	1,600,176
PanAmSat Corp.*	28,105	652,598
Patterson Dental Co.*	9,198	703,555
Patterson-UTI Energy, Inc.	12,264	409,740
Paychex, Inc.	50,078	1,696,643
PeopleSoft, Inc.*	72,051	1,332,944
Petsmart, Inc.	19,929	646,696
Pixar Animation Studios*	7,665	532,794
QLogic Corp.*	13,286	353,275
Qualcomm, Inc.	136,948	9,994,465
Research In Motion, Ltd.*	26,061	1,783,615
Ross Stores, Inc.	20,440	546,974
Ryanair Holdings PLCADR*	8,687	284,760
Sandisk Corp.*	20,951	454,427
Sanmina-SCI Corp.*	77,672	706,815
Siebel Systems, Inc.*	82,271	878,654
Sigma-Aldrich Corp.	9,198	548,293
Smurfit-Stone Container Corp.*	34,748	693,223
Staples, Inc.	47,012	1,377,922
Starbucks Corp.*	77,161	3,354,961
Sun Microsystems, Inc.*	202,356	878,225
Symantec Corp.*	45,479	1,991,071
Synopsys, Inc.*	19,929	566,581
Tellabs, Inc.*	33,215	290,299
Teva Pharmaceutical Industries, Ltd.ADR	31,171	2,097,497
VeriSign, Inc.*	32,704	650,810
Veritas Software Corp.*	61,320	1,698,564
Whole Foods Market, Inc.	8,687	829,174
Xilinx, Inc.	64,386	2,144,698
Yahoo!, Inc.*	90,447	3,285,940

TOTAL COMMON STOCKS (Cost $138,210,353)		172,085,602

	Principal Amount
U.S. Government Agency Obligations (1.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$2,557,000	2,557,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,557,000)		2,557,000

TOTAL INVESTMENT SECURITIES (Cost $140,767,353)—99.8%		174,642,602
Net other assets (liabilities)—0.2%		364,910

NET ASSETS—100.0%		$175,007,512

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2004
(Unaudited)

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $2,585,700)	17	$17,773
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $152,150)	5	4,239
ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.3%
Airlines		0.2%
Auto Manufacturers		0.9%
Biotechnology		7.1%
Chemicals		0.3%
Commercial Services		2.7%
Computers		7.7%
Distribution/Wholesale		0.8%
Electrical Components & Equipment		0.6%
Electronics		1.7%
Food		0.5%
Healthcare—Products		2.1%
Healthcare—Services		0.2%
Internet		10.5%
Media		2.1%
Oil & Gas		0.2%
Packaging & Containers		0.4%
Pharmaceuticals		3.5%
Retail		5.7%
Semiconductors		16.3%
Software		16.9%
Telecommunications		16.1%
Textiles		0.8%
Transportation		0.7%
Other**		1.7%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $140,767,353)	$174,642,602
Segregated cash balances with brokers for futures contracts	361,800
Dividends and interest receivable	2,879
Receivable for capital shares issued	3,278,101
Variation margin on futures contracts	18,924
Prepaid expenses	1,533

Total Assets	178,305,839

Liabilities:
Cash overdraft.	18,568
Payable for investments purchased	3,030,862
Payable for capital shares redeemed	672
Advisory fees payable	80,418
Management services fees payable	16,084
Administration fees payable	3,450
Administrative services fees payable	53,692
Distribution fees payable	26,906
Other accrued expenses	67,675

Total Liabilities	3,298,327

Net Assets	$175,007,512

Net Assets consist of:
Capital	$182,334,102
Accumulated net investment income (loss)	(1,094,038)
Accumulated net realized gains (losses) on investments	(40,129,813)
Net unrealized appreciation (depreciation) on investments	33,897,261

Net Assets	$175,007,512

Shares of Beneficial Interest Outstanding	10,818,136

Net Asset Value (offering and redemption price per share)	$16.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$121,010
Interest	16,473

Total Investment Income	137,483

Expenses:
Advisory fees	486,965
Management services fees	97,394
Administration fees	24,106
Transfer agency and administrative service fees	358,734
Distribution fees	162,322
Custody fees	30,867
Fund accounting fees	40,825
Other fees	30,308

Total Net Expenses	1,231,521

Net Investment Income (Loss)	(1,094,038)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,341,557
Net realized gains (losses) on futures contracts	1,006,996
Change in net unrealized appreciation/depreciation on investments	(7,743,713)

Net Realized and Unrealized Gains (Losses) on Investments	(2,395,160)

Change in Net Assets Resulting from Operations	$(3,489,198)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,094,038)	$(1,849,891)
Net realized gains (losses) on investments	5,348,553	1,639,273
Change in net unrealized appreciation/depreciation on investments	(7,743,713)	38,631,467

Change in net assets resulting from operations	(3,489,198)	38,420,849

Capital Transactions:
Proceeds from shares issued	559,485,976	786,092,747
Cost of shares redeemed	(534,992,409)	(746,760,017)

Change in net assets resulting from capital transactions	24,493,567	39,332,730

Change in net assets	21,004,369	77,753,579
Net Assets:
Beginning of period	154,003,143	76,249,564

End of period	$175,007,512	$154,003,143

Accumulated net investment income (loss)	$(1,094,038)	$—

Share Transactions:
Issued	35,441,103	60,341,194
Redeemed	(34,378,937)	(57,668,702)

Change in shares	1,062,166	2,672,492

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.79		$10.76		$17.53		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.22	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments	0.52	(c)	5.25		(6.54)		(12.20)

Total income (loss) from investment activities	0.39		5.03		(6.77)		(12.47)

Net Asset Value, End of Period	$16.18		$15.79		$10.76		$17.53

Total Return	2.47	%(d)	46.75%		(38.62)%		(41.57	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.90%		1.95%		2.03%		1.91%
Net expenses(e)	1.90%		1.95%		1.98%		1.91%
Net investment income (loss)(e)	(1.69)%		(1.68)%		(1.75)%		(1.61)%
Supplemental Data:
Net assets, end of period (000’s)	$175,008		$154,003		$76,250		$70,774
Portfolio turnover rate(f)	303	%(d)	510%		534%		918	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (98.8%)
3Com Corp.*	95,232	$595,200
Advanced Fibre Communications, Inc.*	21,824	440,845
Advent Software, Inc.*	7,936	143,404
AGCO Corp.*	21,824	444,556
AGL Resources, Inc.	15,872	461,082
Airgas, Inc.	17,856	426,937
Alaska Air Group, Inc.*	6,944	165,753
Albemarle Corp.	9,920	313,968
Alexander & Baldwin, Inc.	9,920	331,824
ALLETE, Inc.	21,824	726,739
Alliant Energy Corp.	26,784	698,527
Allmerica Financial Corp.*	12,896	435,885
AMB Property Corp.REIT	19,840	687,059
American Financial Group, Inc.	17,856	545,858
American Greetings Corp.—Class A*	16,864	390,908
AmeriCredit Corp.*	38,688	755,577
Amerus Group Co.	9,920	410,688
AnnTaylor Stores Corp.*	16,864	488,719
Aquilla, Inc.*	47,616	169,513
Arch Coal, Inc.	12,896	471,865
Arrow Electronics, Inc.*	27,776	744,952
ArvinMeritor, Inc.	16,864	330,028
Ascential Software Corp.*	14,880	237,931
Associated Banc Corp.	26,785	793,640
Astoria Financial Corp.	18,848	689,460
Avnet, Inc.*	29,760	675,552
Bandag, Inc.	4,960	220,869
Banknorth Group, Inc.	41,664	1,353,247
Banta Corp.	5,952	264,328
Barnes & Noble, Inc.*	16,864	573,039
Belo (A.H.) Corp.—Class A	28,768	772,421
BJ’s Wholesale Club, Inc.*	16,864	421,600
Black Hills Corp.	7,936	249,984
Bob Evans Farms, Inc.	8,928	244,449
Borders Group, Inc.	18,848	441,797
BorgWarner, Inc.	13,888	607,878
Bowater, Inc.	13,888	577,602
Cabot Corp.	14,880	605,615
Cadence Design Systems, Inc.*	66,464	972,368
Caesars Entertainment, Inc.*	75,392	1,130,880
Callaway Golf Co.	17,856	202,487
CBRL Group, Inc.	11,904	367,238
CheckFree Holdings Corp.*	20,832	624,960
CNF, Inc.	11,904	494,730
Colonial BancGroup, Inc.	30,752	558,764
Commscope, Inc.*	14,880	319,176
Community Health Systems*	23,808	637,340
Constellation Brands, Inc.*	25,792	957,657
Cooper Cameron Corp.*	12,896	628,035
Credence Systems Corp.*	23,808	328,550
Crompton Corp.	27,776	174,989
Cytec Industries, Inc.	9,920	450,864
D.R. Horton, Inc.	56,544	1,605,850
Dean Foods Co.*	38,688	1,443,449
Duquesne Light Holdings, Inc.	18,848	363,955
Dycom Industries, Inc.*	11,904	333,312
Edwards (A.G.), Inc.	19,840	675,155
Emmis Communications Corp.*	13,888	291,370
Energy East Corp.	35,712	866,016
Ensco International, Inc.	36,704	1,068,087
Entercom Communications Corp.*	12,896	481,021
Everest Re Group, Ltd.	13,888	1,116,040
Fairchild Semiconductor International, Inc.*	28,768	470,932
Federal Signal Corp.	11,904	221,533
Ferro Corp.	9,920	264,666
Fidelity National Financial, Inc.	41,664	1,555,735
First American Financial Corp.	21,824	565,023
FirstMerit Corp.	20,832	549,340
Flowserve Corp.*	12,896	321,626
FMC Corp.*	8,928	384,886
Forest Oil Corp.*	13,888	379,420
Furniture Brands International, Inc.	13,888	347,894
GATX Corp.	11,904	323,789
Glatfelter (P.H.) Co.	10,912	153,641
Granite Construction, Inc.	9,920	180,842
Great Plains Energy, Inc.	17,856	530,323
Greater Bay Bancorp	12,896	372,694
Hanover Compressor Co.*	18,848	224,291
Harris Corp.	15,872	805,504
Harsco Corp.	9,920	466,240
Hawaiian Electric Industries, Inc.	19,840	517,824
HCC Insurance Holdings, Inc.	15,872	530,284
Health Net, Inc.*	27,776	736,064
Helmerich & Payne, Inc.	11,904	310,932
Hibernia Corp.	37,696	916,013
Highwoods Properties, Inc.REIT	12,896	303,056
Horace Mann Educators Corp.	10,912	190,742
Hospitality Properties TrustREIT	16,864	713,347
Hovnanian Enterprises—Class A*	14,880	516,485
IDACORP, Inc.	8,928	241,056
Imation Corp.	8,928	380,422
Independence Community Bank Corp.	19,840	722,176
IndyMac Bancorp, Inc.	14,880	470,208
Integrated Device Technology, Inc.*	25,792	356,961
Intersil Corp.—Class A	33,728	730,549
Interstate Bakeries Corp.	10,912	118,395
Jefferies Group, Inc.	13,888	429,417
JM Smucker Co.	13,888	637,598
Keane, Inc.*	15,872	217,288
Kelly Services, Inc.—Class A	8,928	266,054
KEMET Corp.*	20,832	254,567
Kennametal, Inc.	8,928	408,902
L-3 Communications Holdings, Inc.	25,792	1,722,905
LaBranche & Co., Inc.	14,880	125,290
Lancaster Colony Corp.	8,928	371,762
Lattice Semiconductor Corp.*	27,776	194,710
Laureate Education, Inc.*	10,912	417,275
Lear Corp.	16,864	994,807
Lennar Corp.—Class B	37,696	1,685,765
Leucadia National Corp.	16,864	838,141
Liberty Property TrustREIT	20,832	837,656
Longview Fibre Co.*	12,896	189,958
Lubrizol Corp.	12,896	472,252
Mack-Cali Realty Corp.REIT	14,880	615,734
Manpower, Inc.	21,824	1,108,005
Martin Marietta Materials	11,904	527,705
McDATA Corp.—Class A*	28,768	154,772
MDU Resources Group, Inc.	28,768	691,295
Media General, Inc.—Class A	5,952	382,237
Mercantile Bankshares Corp.	18,848	882,463

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Millennium Pharmaceuticals, Inc.*	74,400	$1,026,720
Minerals Technologies, Inc.	4,960	287,680
Modine Manufacturing Co.	7,936	252,762
Mohawk Industries, Inc.*	15,872	1,163,893
MONY Group, Inc.*	11,904	372,595
MPS Group, Inc.*	25,792	312,599
National Commerce Financial Corp.	49,600	1,611,999
National Fuel Gas Co.	19,840	496,000
National-Oilwell, Inc.*	20,832	656,000
Neiman Marcus Group, Inc.—Class A	11,904	662,457
New Plan Excel Realty Trust, Inc.REIT	24,800	579,328
New York Community Bancorp	64,480	1,265,742
Newfield Exploration Co.*	13,888	774,117
Newport Corp.*	9,920	160,406
Noble Energy, Inc.	13,888	708,288
Northeast Utilities System	30,752	598,741
NSTAR	12,896	617,460
OGE Energy Corp.	21,824	555,857
Ohio Casualty Corp.*	14,880	299,534
Old Republic International Corp.	44,640	1,058,861
ONEOK, Inc.	24,800	545,352
Overseas Shipholding Group, Inc.	9,920	437,770
PacifiCare Health Systems, Inc.*	20,832	805,365
Payless ShoeSource, Inc.*	16,864	251,442
Peabody Energy Corp.	15,872	888,673
Pentair, Inc.	24,800	834,272
Pepco Holdings, Inc.	41,664	761,618
PepsiAmericas, Inc.	33,728	716,383
Pier 1 Imports, Inc.	21,824	386,067
Pioneer Natural Resources Co.	29,760	1,043,981
Plexus Corp.*	10,912	147,312
PMI Group, Inc.	23,808	1,036,124
PNM Resources, Inc.	14,880	309,058
Pogo Producing Co.	15,872	784,077
Polycom, Inc.*	24,800	555,768
Potlatch Corp.	6,944	289,148
Powerwave Technologies, Inc.*	25,792	198,598
Precision Castparts Corp.	15,872	868,040
Pride International, Inc.*	32,736	560,113
Protective Life Corp.	16,864	652,131
Provident Financial Group, Inc.	11,904	469,732
Puget Energy, Inc.	23,808	521,633
Quanta Services, Inc.*	28,768	178,937
Quantum Corp.*	43,648	135,309
Questar Corp.	20,832	804,948
Radian Group, Inc.	22,816	1,092,886
Raymond James Financial Corp.	17,856	472,291
Republic Services, Inc.	37,696	1,090,922
RF Micro Devices, Inc.*	45,632	342,240
RPM, Inc.	28,768	437,274
Ruddick Corp.	10,912	244,974
Ryland Group, Inc.	5,952	465,446
Saks, Inc.	34,720	520,800
SCANA Corp.	26,784	974,135
Scholastic Corp.*	9,920	297,104
Sensient Technologies Corp.	10,912	234,390
Sequa Corp.—Class A*	2,976	174,007
Sierra Pacific Resources*	28,768	221,801
Six Flags, Inc.*	22,816	165,644
Smithfield Foods, Inc.*	26,784	787,450
Sonoco Products Co.	23,808	607,104
Sovereign Bancorp, Inc.	74,400	1,644,240
SPX Corp.	18,848	875,302
StanCorp Financial Group, Inc.	6,944	465,248
STERIS Corp.*	16,864	380,452
Storage Technology Corp.*	27,776	805,504
Superior Industries International, Inc.	6,944	232,277
Swift Transportation Co., Inc.*	19,840	356,128
Sybase, Inc.*	23,808	428,543
Tech Data Corp.*	13,888	543,437
Tecumseh Products Co.	4,960	204,302
Teleflex, Inc.	9,920	497,488
Telephone & Data Systems, Inc.	13,888	988,826
Tidewater, Inc.	14,880	443,424
Toll Brothers, Inc.*	17,856	755,666
Triad Hospitals, Inc.*	18,848	701,711
Trinity Industries, Inc.	11,904	378,428
TriQuint Semiconductor, Inc.*	32,736	178,739
Tyson Foods, Inc.—Class A	86,304	1,808,069
United Rentals, Inc.*	18,848	337,191
Unitrin, Inc.	16,864	718,406
Universal Corp.	5,952	303,195
Universal Health Services, Inc.—Class B	13,888	637,320
UTStarcom, Inc.*	27,776	840,224
Varco International, Inc.*	23,808	521,157
Vectren Corp.	18,848	472,896
Viad Corp.	21,824	589,466
Vishay Intertechnology, Inc.*	38,688	718,823
W.R. Berkley Corp.	20,832	894,734
Washington Federal, Inc.	18,847	452,328
Weatherford International, Ltd.*	32,736	1,472,465
Webster Financial Corp.	12,896	606,370
Werner Enterprises, Inc.	19,840	418,624
Westar Energy, Inc.	20,832	414,765
WGL Holdings, Inc.	11,904	341,883
Wisconsin Energy Corp.	28,768	938,125
WPS Resources Corp.	8,928	413,813
York International Corp.	9,920	407,414

TOTAL COMMON STOCKS (Cost $111,699,146)		124,259,384

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$468,000	468,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $468,000)		468,000

TOTAL INVESTEMENT SECURITIES—100.2% (Cost $112,167,146)—100.2%		124,727,384
Net other assets (liabilities)—(0.2)%		(173,089)

NET ASSETS—100.0%		$124,554,295

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	June 30, 2004
(Unaudited)

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense		1.5%
Agriculture		0.2%
Airlines		0.1%
Auto Parts & Equipment		2.1%
Banks		6.0%
Beverages		1.3%
Biotechnology		0.8%
Building Materials		0.8%
Chemicals		3.1%
Coal		1.1%
Commercial Services		2.9%
Computers		2.0%
Distribution/Wholesale		0.4%
Diversified Financial Services		2.0%
Electric		9.0%
Electronics		1.9%
Engineering & Construction		0.4%
Entertainment		0.1%
Environmental Control		0.9%
Food		4.2%
Forest Products & Paper		1.0%
Gas		1.1%
Hand/Machine Tools		0.3%
Health Care		0.5%
Healthcare—Products		0.3%
Healthcare—Services		2.3%
Home Builders		4.0%
Home Furnishings		0.3%
Household Products/Wares		0.3%
Insurance		10.5%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.8%
Media		1.8%
Metal Fabricate/Hardware		0.7%
Miscellaneous Manufacturing		2.9%
Oil & Gas		4.5%
Oil & Gas Services		3.2%
Packaging & Containers		0.5%
Pipelines		1.2%
Real Estate Investment Trust		3.0%
Retail		3.5%
Savings & Loans		4.3%
Semiconductors		1.8%
Software		0.8%
Telecommunications		4.2%
Textiles		1.3%
Transportation		1.6%
Trucking & Leasing		0.3%
Other**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,167,146)	$124,727,384
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	96,823
Receivable for capital shares issued	5,438,316
Variation margin on futures contracts	940
Prepaid expenses	889

Total Assets	130,271,956

Liabilities:
Cash overdraft	246
Payable for investments purchased	5,514,876
Payable for capital shares redeemed	4
Advisory fees payable	64,450
Management services fees payable	12,890
Administration fees payable	2,765
Administrative services fees payable	42,973
Distribution fees payable	21,491
Other accrued expenses	57,966

Total Liabilities	5,717,661

Net Assets	$124,554,295

Net Assets consist of:
Capital	$115,476,304
Accumulated net investment income (loss)	(121,845)
Accumulated net realized gains (losses) on investments	(3,363,184)
Net unrealized appreciation (depreciation) on investments	12,563,020

Net Assets	$124,554,295

Shares of Beneficial Interest Outstanding	3,741,642

Net Asset Value (offering and redemption price per share)	$33.29

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$737,738
Interest	796

Total Investment Income	738,534

Expenses:
Advisory fees	334,266
Management services fees	66,854
Administration fees	16,501
Transfer agency and administrative service fees	245,419
Distribution fees	111,422
Custody fees	35,705
Fund accounting fees	27,654
Other fees	22,558

Total Expenses	860,379

Net Investment Income (Loss)	(121,845)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(558,742)
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	6,152,945

Net Realized and Unrealized Gains (Losses) on Investments	5,599,961

Change in Net Assets Resulting from Operations	$5,478,116

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(121,845)	$(46,423)
Net realized gains (losses) on investments	(552,984)	2,159,171
Change in net unrealized appreciation/depreciation on investments	6,152,945	5,468,998

Change in net assets resulting from operations	5,478,116	7,581,746

Capital Transactions:
Proceeds from shares issued	331,138,131	301,526,783
Cost of shares redeemed	(262,637,449)	(271,019,561)

Change in net assets resulting from capital transactions	68,500,682	30,507,222

Change in net assets	73,978,798	38,088,968
Net Assets:
Beginning of period	50,575,497	12,486,529

End of period	$124,554,295	$50,575,497

Accumulated net investment income (loss)	$(121,845)	$—

Share Transactions:
Issued	10,216,241	11,106,482
Redeemed	(8,076,991)	(10,041,220)

Change in shares	2,139,250	1,065,262

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.56		$23.25		$30.00

Investment Activities:
Net investment income (loss)	(0.04	)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	1.77		8.36		(6.73)

Total income (loss) from investment activities	1.73		8.31		(6.75)

Net Asset Value, End of Period	$33.29		$31.56		$23.25
Total Return	5.48	%(c)	35.74%		(22.50	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.93%		2.08%		2.25%
Net expenses(d)	1.93%		1.98%		1.98%
Net investment income (loss)(d)	(0.27)%		(0.20)%		(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$124,554		$50,575		$12,487
Portfolio turnover rate(e)	304	%(c)	1,012%		1,361	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.7%)
99 Cents Only Stores*	7,665	$116,891
Abercrombie & Fitch Co.—Class A	10,220	396,025
Activision, Inc.*	14,308	227,497
Acxiom Corp.	9,198	228,386
ADTRAN, Inc.	8,176	272,833
Alliant Techsystems, Inc.*	4,088	258,934
American Eagle Outfitters, Inc.*	7,665	221,595
Ametek, Inc.	7,154	221,059
Apogent Technologies, Inc.*	9,198	294,336
Applebee’s International, Inc.	8,687	199,975
Apria Healthcare Group, Inc.*	5,110	146,657
Aqua America, Inc.	9,709	194,665
Arthur J. Gallagher & Co.	9,709	295,639
Atmel Corp.*	50,078	296,462
Avocent Corp.*	5,110	187,741
Bank of Hawaii Corp.	5,621	254,182
Barr Laboratories, Inc.*	11,242	378,855
Beckman Coulter, Inc.	6,643	405,223
Blyth, Inc.	4,599	158,620
Boyd Gaming Corp.	7,154	190,082
Brink’s Co.	6,132	210,021
Brinker International, Inc.*	10,220	348,706
Brown & Brown, Inc.	7,154	308,337
C.H. Robinson Worldwide, Inc.	9,198	421,636
Cabot Microelectronics Corp.*	2,555	78,209
Career Education Corp.*	10,731	488,905
Caremark Rx, Inc.*	1	23
Carlisle Cos., Inc.	3,066	190,859
Carmax, Inc.*	10,731	234,687
Catalina Marketing Corp.*	5,621	102,808
CDW Corp.	8,687	553,883
Cephalon, Inc.*	6,132	331,128
Ceridian Corp.*	15,841	356,423
Certegy, Inc.	6,643	257,748
Charles River Laboratories International, Inc.*	5,110	249,726
Chico’s FAS, Inc.*	9,198	415,382
Choicepoint, Inc.*	9,198	419,981
Church & Dwight, Inc.	4,088	187,149
Cincinnati Bell, Inc.*	26,061	115,711
City National Corp.	5,110	335,727
Claire’s Stores, Inc.	10,220	221,774
Coach, Inc.*	19,929	900,592
Cognizant Technology Solutions Corp.*	13,286	337,597
Commerce Bancorp, Inc.	8,176	449,762
Compass Bancshares, Inc.	12,775	549,324
Copart, Inc.*	9,709	259,230
Corinthian Colleges, Inc.*	9,709	240,201
Covance, Inc.*	6,643	256,287
Coventry Health Care, Inc.*	9,198	449,782
Cree Research, Inc.*	7,665	178,441
CSG Systems International, Inc.*	5,621	116,355
Cullen/Frost Bankers, Inc.	5,621	251,540
Cypress Semiconductor Corp.*	12,775	181,277
CYTYC Corp.*	11,753	298,174
DENTSPLY International, Inc.	8,687	452,593
DeVry, Inc.*	7,665	210,174
Diebold, Inc.	7,665	405,249
Dollar Tree Stores, Inc.*	11,753	322,385
Donaldson Co., Inc.	9,198	269,501
DPL, Inc.	13,286	258,014
DST Systems, Inc.*	8,687	417,758
Dun & Bradstreet Corp.*	7,665	413,221
Eaton Vance Corp.	7,154	273,354
Education Management Corp.*	7,665	251,872
Edwards Lifesciences Corp.*	6,132	213,700
Energizer Holdings, Inc.*	8,687	390,914
Equitable Resources, Inc.	6,643	343,510
Expeditors International of Washington, Inc.*	11,242	555,468
Fair, Isaac & Co., Inc.	7,665	255,858
Fastenal Co.	8,176	464,642
First Health Group Corp.*	9,709	151,557
FMC Technologies, Inc.*	7,154	206,035
Gartner Group, Inc.*	13,797	182,396
Gentex Corp.	8,176	324,423
Gilead Sciences, Inc.*	22,484	1,506,429
Graco, Inc.	7,154	222,132
Grant Prideco, Inc.*	12,775	235,827
GreenPoint Financial Corp.	13,797	547,741
GTECH Holdings Corp.	6,132	283,974
Harman International Industries, Inc.	7,154	651,014
Harte-Hanks, Inc.	9,198	224,523
Henry (Jack) & Associates, Inc.	9,709	195,151
Henry Schein, Inc.*	4,599	290,381
Herman Miller, Inc.	7,665	221,825
Hillenbrand Industries, Inc.	6,643	401,569
HNI Corp.	6,132	259,568
Hormel Foods Corp.	14,819	460,871
Hubbell, Inc.—Class B	6,643	310,295
IMC Global, Inc.	12,264	164,338
Integrated Circuit Systems, Inc.*	7,665	208,181
International Rectifier Corp.*	7,154	296,319
International Speedway Corp.	5,621	273,405
Investors Financial Services Corp.	7,154	311,771
ITT Educational Services, Inc.*	4,599	174,854
IVAX Corp.*	20,951	502,614
J.B. Hunt Transport Services, Inc.	8,687	335,144
Jacobs Engineering Group, Inc.*	6,132	241,478
JetBlue Airways Corp.*	10,731	315,277
Korn/Ferry International*	4,088	79,185
Krispy Kreme Doughnuts, Inc.*	6,643	126,815
Lam Research Corp.*	14,308	383,455
Lee Enterprises, Inc.	4,599	220,798
Legg Mason, Inc.	7,154	651,085
LifePoint Hospitals, Inc.*	4,088	152,155
Lincare Holdings, Inc.*	10,731	352,621
LTX Corp.*	6,643	71,811
Lyondell Chemical Co.	18,907	328,793
Macromedia, Inc.*	7,154	175,631
Macrovision Corp.*	5,110	127,903
Mandalay Resort Group	7,154	491,050
Mentor Graphics Corp.*	7,154	110,672
Michaels Stores, Inc.	7,154	393,470
Micrel, Inc.*	9,709	117,964
Microchip Technology, Inc.	21,973	693,029
Murphy Oil Corp.	9,709	715,553
National Instruments Corp.	8,176	250,594
Network Associates, Inc.*	17,374	314,991
Nordson Corp.	3,577	155,134

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.*	5,621	$254,069
Olin Corp.	7,154	126,053
Omnicare, Inc.	10,731	459,394
Outback Steakhouse, Inc.	7,665	317,024
Oxford Health Plans, Inc.	8,687	478,133
Pacific Sunwear of California, Inc.*	8,176	160,004
Packaging Corp. of America	11,242	268,684
Par Pharmaceutical Cos., Inc.*	3,577	125,946
Patterson Dental Co.*	7,154	547,209
Patterson-UTI Energy, Inc.	8,687	290,233
Perrigo Co.	7,665	145,405
Petsmart, Inc.	15,330	497,460
Plains Exploration & Production Co.*	8,176	150,030
Plantronics, Inc.*	5,110	215,131
Protein Design Labs, Inc.*	9,709	185,733
Rayonier, Inc.	5,110	227,140
Reader’s Digest Association, Inc.	10,220	163,418
Regis Corp.	4,599	205,069
Renal Care Group, Inc.*	7,154	237,012
Rent-A-Center, Inc.*	8,687	260,002
Retek, Inc.*	6,132	37,650
Reynolds & Reynolds Co.	7,154	165,472
Rollins, Inc.	4,599	105,823
Ross Stores, Inc.	15,841	423,906
RSA Security, Inc.*	6,643	135,982
Ruby Tuesday, Inc.	7,154	196,377
Sandisk Corp.*	16,863	365,758
SEI Investments Co.	10,731	311,628
Semtech Corp.*	8,176	192,463
Sepracor, Inc.*	9,198	486,574
Silicon Laboratories, Inc.*	5,621	260,533
Silicon Valley Bancshares*	3,577	141,828
Smith International, Inc.*	11,242	626,854
Sotheby’s Holdings, Inc.—Class A*	6,643	106,022
Stericycle, Inc.*	4,599	237,952
Synopsys, Inc.*	16,352	464,887
TCF Financial Corp.	7,665	444,953
The Cheesecake Factory, Inc.*	5,621	223,660
The Scotts Co.—Class A*	3,577	228,498
Thor Industries, Inc.	6,132	205,177
Timberland Co.—Class A*	3,577	231,038
Titan Corp.*	8,687	112,757
Tootsie Roll Industries, Inc.	5,621	182,683
Transaction Systems Architects, Inc.*	4,088	88,015
Tupperware Corp.	6,132	119,145
United Dominion Realty Trust, Inc.REIT	13,286	262,797
Valassis Communications, Inc.*	5,621	171,272
Valeant Pharmaceuticals International	8,687	173,740
Valspar Corp.	5,621	283,523
Varian Medical Systems, Inc.*	7,154	567,670
Varian, Inc.*	3,577	150,771
Vertex Pharmaceuticals, Inc.*	8,176	88,628
VISX, Inc.*	5,110	136,539
Waddell & Reed Financial, Inc.	8,687	192,070
Washington Post Co.—Class B	1,022	950,470
Westamerica Bancorporation	3,577	187,614
Western Gas Resources, Inc.	8,176	265,556
Westwood One, Inc.*	10,220	243,236
Whole Foods Market, Inc.	6,643	634,074
Williams-Sonoma, Inc.*	12,264	404,221
Wilmington Trust Corp.	7,154	266,272
Wind River Systems, Inc.*	8,687	102,159
XTO Energy, Inc.	27,083	806,802
Zebra Technologies Corp.*	5,110	444,570

TOTAL COMMON STOCKS (Cost $46,828,228)		53,893,824

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$162,000	162,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $162,000)		162,000

TOTAL INVESTMENT SECURITIES (Cost $46,990,228)—100.0%		54,055,824)
Net other assets (liabilities) —NM		(5,962)

NET ASSETS—100.0%		$54,049,862

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.6%
Aerospace/Defense		0.7%
Airlines		0.6%
Apparel		2.1%
Banks		5.9%
Biotechnology		0.8%
Chemicals		1.8%
Commercial Services		4.5%
Communication Services		0.8%
Computers		5.2%
Distribution/Wholesale		1.9%
Diversified Financial Services		2.1%
Electric		0.5%
Electronic Components & Equipment		1.7%
Electronics		0.9%
Engineering & Construction		0.4%
Entertainment		1.3%
Environmental Control		0.4%
Food		2.4%
Forest Products & Paper		0.4%
Healthcare—Products		6.7%
Healthcare—Services		3.8%
Home Furnishings		1.2%
Household Products/Wares		1.3%
Insurance		1.1%
Internet		1.5%
Leisure Time		0.4%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	June 30, 2004
(Unaudited)

Lodging	1.3%
Machinery—Diversified	1.5%
Media	2.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.9%
Oil & Gas	3.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.5%
Pharmaceuticals	7.8%
Pipelines	1.1%
Real Estate Investment Trust	0.5%
Retail	11.0%
Savings & Loan	1.0%
Semiconductors	5.3%
Software	4.2%
Telecommunications	1.1%
Transportation	2.4%
Water	0.4%
Other**	0.3%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $46,990,228)	$54,055,824
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	16,729
Receivable for capital shares issued	2,074,220
Variation margin on futures contracts	940
Prepaid expenses	361

Total Assets	56,155,678

Liabilities:
Cash overdraft	231
Payable for investments purchased	2,004,551
Payable for capital shares redeemed	4
Advisory fees payable	31,080
Management services fees payable	6,216
Administration fees payable	1,333
Administrative services fees payable	20,726
Distribution fees payable	10,367
Other accrued expenses	31,308

Total Liabilities	2,105,816

Net Assets	$54,049,862

Net Assets consist of:
Capital	$49,414,891
Accumulated net investment income (loss)	(281,389)
Accumulated net realized gains (losses) on investments	(2,152,018)
Net unrealized appreciation (depreciation) on investments	7,068,378

Net Assets	$54,049,862

Shares of Beneficial Interest Outstanding	1,743,467

Net Asset Value (offering and redemption price per share)	$31.00

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Dividends	$168,466
Interest	759

Total Investment Income	169,225

Expenses:
Advisory fees	172,771
Management services fees	34,555
Administration fees	8,033
Transfer agency and administrative service fees	127,009
Distribution fees	57,590
Custody fees	23,457
Fund accounting fees	14,868
Other fees	12,331

Total Expenses	450,614

Net Investment Income (Loss)	(281,389)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	934,585
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	(1,426,833)

Net Realized and Unrealized Gains (Losses) on Investments	(486,490)

Change in Net Assets Resulting from Operations	$(767,879)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(281,389)	$(418,644)
Net realized gains (losses) on investments	940,343	453,449
Change in net unrealized appreciation/depreciation on investments	(1,426,833)	7,368,754

Change in net assets resulting from operations	(767,879)	7,403,559

Distributions to Shareholders From:
Net realized gains on investments	—	(122,706)

Change in net assets resulting from distributions	—	(122,706)

Capital Transactions:
Proceeds from shares issued	220,854,238	232,374,928
Dividends reinvested	—	122,706
Cost of shares redeemed	(212,597,513)	(208,281,609)

Change in net assets resulting from capital transactions	8,256,725	24,216,025

Change in net assets	7,488,846	31,496,878
Net Assets:
Beginning of period	46,561,016	15,064,138

End of period	$54,049,862	$46,561,016

Accumulated net investment income (loss)	$(281,389)	$—

Share Transactions:
Issued	7,151,136	8,976,347
Reinvested	—	4,136
Redeemed	(6,969,956)	(8,063,101)

Change in shares	181,180	917,382

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.80		$23.36		$30.00

Investment Activities:
Net investment income (loss)	(0.19	)(b)	(0.35	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	1.39	(c)	6.87		(6.43)

Total income (loss) from investment activities	1.20		6.52		(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.08)		—

Net Asset Value, End of Period	$31.00		$29.80		$23.36

Total Return	4.03	%(d)	27.91%		(22.13	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.96%		2.02%		2.22%
Net expenses(e)	1.96%		1.98%		1.98%
Net investment income (loss)(e)	(1.22)%		(1.31)%		(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$54,050		$46,561		$15,064
Portfolio turnover rate(f)	510	%(d)	678%		1,594	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc.*	8,024	$191,934
A.M. Castle & Co.*	9,027	97,040
A.T. Cross Co.—Class A*	9,027	43,059
AAR Corp.*	19,057	216,297
ABM Industries, Inc.	29,087	566,324
Actel Corp.*	15,045	278,332
Action Performance Companies, Inc.	11,033	166,267
Adaptec, Inc.*	64,192	543,064
Advanced Marketing Services, Inc.	11,033	142,436
Aeroflex, Inc.*	43,129	618,039
Agilysys, Inc.	19,057	262,796
Albany International Corp.—Class A	19,057	639,553
Alliance Semiconductor Corp.*	21,063	125,325
Alpharma, Inc.	31,093	636,785
American Italian Pasta Co.	11,033	336,286
American States Water Co.	9,027	209,787
AMERIGROUP Corp.*	14,042	690,866
Analogic Corp.	8,024	340,458
Anchor BanCorp Wisconsin, Inc.	13,039	344,751
Angelica Corp.	5,015	125,927
Anixter International, Inc.	21,063	716,774
Apogee Enterprises, Inc.	16,048	166,899
Applica, Inc.*	14,042	124,974
Applied Industrial Technologies, Inc.	11,033	332,314
AptarGroup, Inc.	21,063	920,243
Arch Chemicals, Inc.	14,042	404,690
Arkansas Best Corp.	15,045	495,281
ArQule, Inc.*	17,051	89,859
Ashworth, Inc.*	8,024	66,679
Astec Industries, Inc.*	12,036	226,638
Atlantic Coast Airlines Holdings, Inc.*	26,078	149,688
Atmos Energy Corp.	31,093	795,670
Atwood Oceanics, Inc.*	8,024	335,002
Audiovox Corp.—Class A*	13,039	220,098
Avista Corp.	28,084	517,307
Aztar Corp.*	20,060	561,680
BankUnited Financial Corp.—Class A*	18,054	465,793
Barnes Group, Inc.	13,039	377,870
Bassett Furniture Industries, Inc.	7,021	152,777
Belden, Inc.	15,045	322,415
Bell Microproducts, Inc.*	16,048	129,828
Benchmark Electronics, Inc.*	24,072	700,495
Black Box Corp.	10,030	474,018
Boston Communications Group, Inc.*	11,033	113,088
Boston Private Financial Holdings, Inc.	16,048	371,672
Bowne & Co., Inc.	20,060	317,951
Brookline Bancorp, Inc.	34,102	500,276
Brooktrout, Inc.—Class B*	8,024	86,739
Brown Shoe Company, Inc.	11,033	451,581
Brush Wellman, Inc.*	10,030	189,567
Buckeye Technologies, Inc.*	22,066	253,759
Building Materials Holding Corp.	8,024	151,894
Burlington Coat Factory Warehouse Corp.	26,078	503,305
C&D Technologies, Inc.	15,045	268,252
C-COR.net Corp.*	25,075	258,022
Cable Design Technologies Corp.*	25,075	265,795
CACI International, Inc.—Class A*	17,051	689,542
Cambrex Corp.	15,045	379,585
Capital AutomotiveREIT	21,063	617,778
Captaris, Inc.*	19,057	123,108
Caraustar Industries, Inc.*	17,051	240,590
Carpenter Technology Corp.	13,039	443,978
Cascade Natural Gas Corp.	7,021	154,953
Casey’s General Stores, Inc.	29,087	532,292
Cash America International, Inc.	17,051	392,173
Cato Corp.—Class A	12,036	270,208
CDI Corp.	11,033	381,742
Central Parking Corp.	21,063	393,667
Central Vermont Public Service Corp.	7,021	143,860
CH Energy Group, Inc.	9,027	419,214
Checkpoint Systems, Inc.*	22,066	395,643
Chemed Corp.	7,021	340,519
Chesapeake Corp.	11,033	294,360
Chittenden Corp.	22,066	775,620
Ciber, Inc.*	35,105	288,563
Cima Labs, Inc.*	9,027	304,481
Cimarex Energy Co.*	24,072	727,697
CLECO Corp.	28,084	504,950
Cleveland-Cliffs, Inc.*	6,018	339,355
Coachmen Industries, Inc.	9,027	144,342
Coherent, Inc.*	18,054	538,912
Cohu, Inc.	13,039	248,263
Colonial Properties TrustREIT	16,048	618,329
Commercial Federal Corp.	24,072	652,351
Commercial Metals Co.	17,051	553,305
Commercial NET Lease RealtyREIT	30,090	517,548
Commonwealth Industries, Inc.*	9,027	93,339
Concord Camera Corp.*	17,051	56,268
CONMED Corp.*	17,051	467,197
Consolidated Graphics, Inc.*	8,024	353,457
Corn Products International, Inc.	21,063	980,482
Cross Country Healthcare, Inc.*	19,057	345,885
Cryolife, Inc.*	14,042	74,001
CTS Corp.	21,063	254,020
Cubic Corp.	16,048	335,885
Curative Health Services, Inc.*	8,024	69,488
Curtiss-Wright Corp.	12,036	676,303
Datascope Corp.	9,027	358,282
Delphi Financial Group, Inc.—Class A	18,054	803,402
Department 56, Inc.*	8,024	123,570
Digi International, Inc.*	13,039	139,778
DIMON, Inc.	26,078	149,166
Downey Financial Corp.	16,048	854,557
Dress Barn, Inc.*	17,051	291,913
Drill-Quip, Inc.*	10,030	187,561
DRS Technologies, Inc.*	15,045	479,936
Duane Reade, Inc.*	14,042	229,306
DuPont Photomasks, Inc.*	11,033	224,301
EDO Corp.	12,036	290,308
eFunds Corp.*	28,084	491,470
El Paso Electric Co.*	28,084	433,617
Electro Scientific Industries, Inc.*	16,048	454,319
EMCOR Group, Inc.*	9,027	397,007
Energen Corp.	21,063	1,010,814
Enesco Group, Inc.*	8,024	71,895
Entertainment Properties TrustREIT	13,039	466,014
EPIQ Systems, Inc.*	10,030	145,435
ESS Technology, Inc.*	23,069	247,069
Esterline Technologies Corp.*	12,036	355,423
Exar Corp.*	24,072	352,895

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Fedders Corp.	18,054	$78,535
Financial Federal Corp.*	10,030	353,658
First Republic Bank	9,027	388,883
FirstFed Financial Corp.*	10,030	417,248
Flagstar Bancorp, Inc.	36,108	717,827
Flowers Foods, Inc.	26,078	681,940
Frontier Airlines, Inc.*	21,063	229,165
Fuller (H.B.) Co.	17,051	484,249
G&K Services, Inc.	12,036	483,726
Gables Residential TrustREIT	17,051	579,393
Gardner Denver, Inc.*	12,036	335,804
GenCorp, Inc.	26,078	349,184
General Communication, Inc.—Class A*	33,099	262,806
Gerber Scientific, Inc.*	13,039	92,055
Glenborough Realty Trust, Inc.REIT	19,057	349,696
Goody’s Family Clothing, Inc.	19,057	197,621
Great Atlantic & Pacific Tea Co.*	23,069	176,709
Green Mountain Power Corp.	3,009	78,535
Group 1 Automotive, Inc.*	13,039	433,026
Gymboree Corp.*	18,054	277,309
Haggar Corp.	4,012	80,842
Hain Celestial Group, Inc.*	21,063	381,240
Hancock Fabrics, Inc.	11,033	140,671
Haverty Furniture Companies, Inc.	13,039	227,922
Hooper Holmes, Inc.	38,114	218,774
Hughes Supply, Inc.	18,054	1,063,923
Hutchinson Technology, Inc.*	15,045	369,957
IHOP Corp.	13,039	466,275
IMCO Recycling, Inc.*	9,027	119,337
Information Holdings, Inc.*	12,036	329,425
Insight Enterprises, Inc.*	28,084	498,772
Insituform Technologies, Inc.—Class A*	16,048	261,101
Insurance Auto Auctions, Inc.*	7,021	119,357
Interface, Inc.*	30,090	262,686
Intermet Corp.	15,045	64,694
Internet Security Systems, Inc.*	28,084	430,808
Invacare Corp.	18,054	807,375
Investment Technology Group, Inc.*	26,078	333,538
Ionics, Inc.*	13,039	368,352
Irwin Financial Corp.	17,051	450,146
J&J Snack Foods Corp.*	5,015	204,762
Jack in the Box, Inc.*	21,063	625,571
JAKKS Pacific, Inc.*	15,045	312,785
JDA Software Group, Inc.*	17,051	224,562
JLG Industries, Inc.	26,078	362,223
Jo-Ann Stores, Inc.*	13,039	383,347
K2, Inc.*	24,072	377,931
Kaman Corp.—Class A	13,039	182,416
Kansas City Southern Industries, Inc.*	37,111	575,221
Kellwood Co.	16,048	698,890
Kilroy Realty Corp.REIT	17,051	581,439
Kirby Corp.*	14,042	546,234
La-Z-Boy, Inc.	30,090	541,018
Laclede Group, Inc.	12,036	329,907
LandAmerica Financial Group, Inc.	11,033	429,515
Landry’s Restaurants, Inc.	16,048	479,675
Lawson Products, Inc.	6,018	229,587
Lennox International, Inc.	34,102	617,246
Lexington Corporate Properties TrustREIT	28,084	559,152
Libbey, Inc.	8,024	222,746
Linens ‘n Things, Inc.*	26,078	764,346
Lone Star Steakhouse & Saloon, Inc.	12,036	327,259
Lone Star Technologies, Inc.*	17,051	469,926
Longs Drug Stores Corp.	22,066	526,715
Lydall, Inc.*	9,027	88,194
M.D.C. Holdings, Inc.	19,057	1,212,215
MAF Bancorp, Inc.	19,057	813,353
MagneTek, Inc.*	17,051	142,205
ManTech International Corp.—Class A*	19,057	357,700
Marcus Corp.	17,051	294,130
Material Sciences Corp.*	8,024	85,456
Maximus, Inc.*	13,039	462,363
Meade Instruments Corp.*	12,036	38,395
Meritage Corp.*	8,024	552,051
Mesa Air Group, Inc.*	19,057	154,171
Methode Electronics, Inc.—Class A	21,063	273,187
Mobile Mini, Inc.*	8,024	227,962
Moog, Inc.—Class A*	15,045	558,320
Movie Gallery, Inc.	20,060	392,173
Mueller Industries, Inc.	20,060	718,148
Myers Industries, Inc.	18,054	254,561
Nasch-Finch Co.	7,021	175,736
National Presto Industries, Inc.	4,012	165,415
Nautilus Group, Inc.	19,057	371,802
NCO Group, Inc.*	18,054	481,861
Network Equipment Technologies, Inc.*	14,042	114,583
New Jersey Resources Corp.	16,048	667,276
Northwest Natural Gas Co.	16,048	489,464
NUI Corp.	9,027	131,794
NYFIX, Inc.*	19,057	93,189
O’Charley’s, Inc.*	12,036	206,899
Oceaneering International, Inc.*	15,045	515,290
Offshore Logistics, Inc.*	13,039	366,657
OM Group, Inc.*	17,051	562,855
On Assignment, Inc.*	15,045	88,766
Orthodontic Centers of America, Inc.*	29,087	238,223
Osteotech, Inc.*	10,030	65,095
Owens & Minor, Inc.	23,069	597,487
PAREXEL International Corp.*	15,045	297,891
Park Electrochemical Corp.	12,036	303,909
Paxar Corp.*	23,069	450,307
PC-Tel, Inc.*	12,036	142,025
Pegasus Systems, Inc.*	14,042	184,371
Penford Corp.	5,015	88,013
Pep Boys-Manny, Moe & Jack	35,105	889,913
Performance Food Group Co.*	27,081	718,730
Pericom Semiconductor Corp.*	15,045	161,132
Philadelphia Consolidated Holding Corp.*	13,039	783,252
Phillips-Van Heusen Corp.	18,054	347,540
Phoenix Technologies, Ltd.*	14,042	98,154
Photronics, Inc.*	19,057	360,939
Piedmont Natural Gas Company, Inc.	22,066	942,218
Pinnacle Entertainment, Inc.*	21,063	265,604
Pinnacle Systems, Inc.*	40,120	286,858
Piper Jaffray*	12,036	544,388
Planar Systems, Inc.*	9,027	120,872
PolyOne Corp.*	54,162	402,965
Pope & Talbot, Inc.	9,027	178,464
Presidential Life Corp.	17,051	307,259

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
PRG-Schultz International, Inc.*	36,108	$197,511
Prime Hospitality Corp.*	26,078	276,948
ProAssurance Corp.*	17,051	581,610
Provident Bankshares Corp.	19,057	549,604
Province Healthcare Co.*	29,087	498,842
QRS Corp.*	9,027	59,127
Quaker Chemical Corp.	6,018	166,217
Quanex Corp.	10,030	488,461
Radiant Systems, Inc.*	15,045	70,561
RadiSys Corp.*	11,033	204,883
Ralcorp Holdings, Inc.*	17,051	600,195
Regal-Beloit Corp.	14,042	312,575
RehabCare Group, Inc.*	9,027	240,389
Reliance Steel & Aluminum Co.	19,057	768,378
Remington Oil & Gas Corp.*	16,048	378,733
Republic Bancorp, Inc.	37,111	515,843
Riggs National Corp.	17,051	360,117
RLI Corp.	15,045	549,143
Robbins & Myers, Inc.	8,024	180,139
Rock-Tenn Co.	21,063	357,018
Roxio, Inc.*	20,060	98,495
RTI International Metals, Inc.*	12,036	191,974
Rudolph Technologies, Inc.*	10,030	182,446
Russ Berrie & Company, Inc.	12,036	233,859
Russell Corp.	19,057	342,264
Ryans Restaurant Group, Inc.*	25,075	396,185
Ryerson Tull, Inc.	15,045	238,915
Savient Pharmaceuticals, Inc.*	35,105	87,060
School Specialty, Inc.*	11,033	400,608
Schulman (A.), Inc.	18,054	387,980
Schweitzer-Mauduit International, Inc.	9,027	276,497
SCM Microsystems, Inc.*	9,027	58,676
SCPIE Holdings, Inc.	6,018	54,764
Seacoast Financial Services Corp.	18,054	624,668
SEACOR SMIT, Inc.*	11,033	484,680
Selective Insurance Group, Inc.	16,048	639,994
Shaw Group, Inc.*	37,111	375,934
Shopko Stores, Inc.*	17,051	241,101
Shurgard Storage Centers, Inc.—Class AREIT	27,081	1,012,830
Skyline Corp.	5,015	203,860
SkyWest, Inc.	34,102	593,716
Skyworks Solutions, Inc.*	87,261	761,788
Smith (A.O.) Corp.	17,051	542,051
Sola International, Inc.*	19,057	328,352
Sourcecorp*	9,027	248,423
South Financial Group, Inc.	35,105	994,876
Southern Union Co.*	43,129	909,159
Southwest Gas Corp.	20,060	484,048
Spherion Corp.*	35,105	355,965
Spinnaker Exploration Co.*	20,060	789,962
SPSS, Inc.*	10,030	180,239
Standard Microsystems Corp.*	11,033	257,290
Standard Motor Products, Inc.	12,036	177,290
Standard Pacific Corp.	20,060	988,958
Standard Register Co.	17,051	202,907
Standex International Corp.	7,021	190,971
Steel Dynamics, Inc.*	29,087	832,760
Steel Technologies, Inc.	7,021	155,024
Sterling Bancshares, Inc.	26,078	370,047
Sterling Financial Corp.*	13,039	415,553
Stewart & Stevenson Services, Inc.	17,051	305,554
Stewart Information Services Corp.	11,033	372,584
Stone Energy Corp.*	16,048	733,072
Stride Rite Corp.	23,069	254,451
Sunrise Assisted Living, Inc.*	12,036	471,089
Supertex, Inc.*	8,024	131,112
Susquehanna Bancshares, Inc.	27,081	681,358
Swift Energy Co.*	16,048	354,019
SWS Group, Inc.	10,030	153,459
Symmetricom, Inc.*	26,078	232,094
TBC Corp.*	13,039	310,328
Technitrol, Inc.*	24,072	527,177
Texas Industries, Inc.	12,036	495,522
The Men’s Wearhouse, Inc.*	21,063	555,853
Theragenics Corp.*	18,054	83,409
Thomas Industries, Inc.	10,030	332,996
THQ, Inc.*	23,069	528,279
Three-Five Systems, Inc.*	12,036	61,384
Timken Co.	52,156	1,381,612
Tollgrade Communications, Inc.*	8,024	85,215
Too, Inc.*	20,060	335,002
Tower Automotive, Inc.*	34,102	124,131
Tredegar Corp.	22,066	355,925
Triumph Group, Inc.*	9,027	288,232
UGI Corp.	30,090	965,890
UICI*	27,081	644,799
UIL Holdings Corp.	8,024	390,689
Ultimate Electronics, Inc.*	9,027	44,593
Ultratech Stepper, Inc.*	14,042	228,604
Umpqua Holdings Corp.	17,051	357,900
Unisource Energy Corp.	20,060	498,491
United Bankshares, Inc.	25,075	814,938
United Stationers, Inc.*	20,060	796,784
Universal Forest Products, Inc.	10,030	323,468
URS Corp.*	25,075	687,055
US Oncology, Inc.*	50,150	738,208
USF Corp.	16,048	563,766
Valmont Industries, Inc.	14,042	321,562
Veritas DGC, Inc.*	20,060	464,389
Verity, Inc.*	22,066	298,112
Viasys Healthcare, Inc.*	18,054	377,509
Vital Signs, Inc.	7,021	203,890
Volt Information Sciences, Inc.*	9,027	284,441
W-H Energy Services, Inc.*	16,048	314,541
Waste Connections, Inc.*	25,076	743,739
Watsco, Inc.	16,048	450,467
Watts Industries, Inc.—Class A	19,057	513,586
Wausau-Mosinee Paper Corp.	30,090	520,556
Waypoint Financial Corp.	19,057	525,783
Wellman, Inc.	19,057	154,933
Wet Seal, Inc.—Class A*	18,054	94,422
Whitney Holding Corp.	24,072	1,075,297
Wolverine Tube, Inc.*	7,021	76,529
Woodward Governor Co.	7,021	506,284
World Acceptance Corp.*	11,033	202,235
Yellow Roadway Corp.*	28,084	1,119,428
Zale Corp.*	30,090	820,253
Zenith National Insurance Corp.	11,033	536,204

TOTAL COMMON STOCKS (Cost $122,217,402)		137,593,992

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$305,000	$305,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $305,000)		305,000

TOTAL INVESTMENT SECURITIES (Cost $122,522,402)—100.1%		137,898,992
Net other assets (liabilities)—(0.1)%		(102,140)

NET ASSETS—100.0%		$137,796,852

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Aerospace/Defense		2.3%
Agriculture		0.1%
Airlines		0.8%
Apparel		1.5%
Auto Parts & Equipment		0.5%
Banks		6.6%
Biotechnology		0.4%
Building Materials		1.2%
Chemicals		1.9%
Commercial Services		3.5%
Computers		1.5%
Distribution/Wholesale		2.4%
Diversified Financial Services		1.2%
Electric		2.2%
Electrical Components & Equipment		0.5%
Electronics		4.3%
Engineering & Construction		1.0%
Entertainment		0.2%
Environmental Control		0.9%
Food		3.1%
Forest Products & Paper		1.3%
Gas		4.9%
Hand/Machine Tools		0.2%
Healthcare—Products		2.3%
Healthcare—Services		2.1%
Home Builders		2.3%
Home Furnishings		0.7%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		4.1%
Internet		0.7%
Iron/Steel		2.1%
Leisure Time		0.7%
Lodging		0.8%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.6%
Media		0.4%
Medical—Biomedical/Genetic		0.1%
Metal Fabricate/Hardware		3.1%
Mining		0.3%
Miscellaneous Manufacturing		2.0%
Office/Business Equipment		0.2%
Oil & Gas		2.8%
Oil & Gas Services		1.6%
Packaging & Containers		0.2%
Pharmaceuticals		0.7%
Real Estate Investment Trust		3.8%
Retail		8.8%
Savings & Loans		3.8%
Semiconductors		2.6%
Software		1.9%
Storage/Warehousing		0.2%
Telecommunications		2.8%
Textiles		0.4%
Toys/Games/Hobbies		0.4%
Transportation		2.7%
Water		0.2%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $122,522,402)	$137,898,992
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	77,067
Receivable for investments sold	156,589
Receivable for capital shares issued	6,899,504
Variation margin on futures contracts	440
Prepaid expenses	758

Total Assets	145,041,124

Liabilities:
Cash overdraft	394
Payable for investments purchased	7,043,518
Payable for capital shares redeemed	6
Advisory fees payable	58,429
Management services fees payable	11,686
Administration fees payable	2,509
Administrative services fees payable	38,964
Distribution fees payable	19,491
Other accrued expenses	69,275

Total Liabilities	7,244,272

Net Assets	$137,796,852

Net Assets consist of:
Capital	$129,846,272
Accumulated net investment income (loss)	(339,510)
Accumulated net realized gains (losses) on investments	(7,091,372)
Net unrealized appreciation (depreciation) on investments	15,381,462

Net Assets	$137,796,852

Shares of Beneficial Interest Outstanding	4,390,003

Net Asset Value (offering and redemption price per share)	$31.39

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$595,918
Interest	939

Total Investment Income	596,857

Expenses:
Advisory fees	357,130
Management services fees	71,427
Administration fees	18,855
Transfer agency and administrative service fees	262,559
Distribution fees	119,043
Custody fees	51,604
Fund accounting fees	30,478
Other fees	25,271

Total Expenses	936,367

Net Investment Income (Loss)	(339,510)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,198,679)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,620,660

Net Realized and Unrealized Gains (Losses) on Investments	426,929

Change in Net Assets Resulting from Operations	$87,419

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(339,510)	$(345,470)
Net realized gains (losses) on investments	(2,193,731)	(11,205)
Change in net unrealized appreciation/depreciation on investments	2,620,660	11,854,371

Change in net assets resulting from operations	87,419	11,497,696

Capital Transactions:
Proceeds from shares issued	558,683,185	495,634,985
Cost of shares redeemed	(568,147,784)	(389,124,083)

Change in net assets resulting from capital transactions	(9,464,599)	106,510,902

Change in net assets	(9,377,180)	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$137,796,852	$147,174,032

Accumulated net investment income (loss)	$(339,510)	$—

Share Transactions:
Issued	18,441,165	19,628,028
Redeemed	(19,131,002)	(15,903,875)

Change in shares	(689,837)	3,724,153

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.11	)(b)	(0.22	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	2.53		7.68		(8.40)

Total income (loss) from investment activities	2.42		7.46		(8.49)

Net Asset Value, End of Period	$31.39		$28.97		$21.51

Total Return	8.35	%(c)	34.68%		(28.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	19.7%		2.08%		2.45%
Net expenses(d)	1.97%		1.98%		1.98%
Net investment income (loss)(d)	(0.71)%		(0.87)%		(0.61)%
Supplemental Data:
Net assets, end of period (000’s)	$137,797		$147,174		$29,165
Portfolio turnover rate(e)	509	%(c)	906%		1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron Rents, Inc.	17,010	$563,711
Accredo Health, Inc.*	25,515	993,809
Acuity Brands, Inc.	21,870	590,490
Administaff, Inc.*	14,580	242,028
Advanced Energy Industries, Inc.*	17,010	267,397
Advanced Medical Optics, Inc.*	15,795	672,393
ADVO, Inc.	15,795	519,971
American Healthways, Inc.*	17,010	452,806
American Medical Systems Holdings, Inc.*	17,010	573,237
AmSurg Corp.*	15,795	396,928
ANSYS, Inc.*	8,505	399,735
Arbitron, Inc.*	15,795	576,833
Arctic Cat, Inc.	10,935	301,041
Argosy Gaming Co.*	15,795	593,892
Armor Holdings, Inc.*	17,010	578,340
Artesyn Technologies, Inc.*	20,655	185,895
ArthroCare Corp.*	10,935	317,990
ATMI, Inc.*	17,010	464,543
Avid Technology, Inc.*	17,010	928,235
Axcelis Technologies, Inc.*	52,245	649,928
Baldor Electric Co.	17,010	397,184
Bally Total Fitness Holding Corp.*	18,225	91,125
BEI Technologies, Inc.	7,290	206,380
Bel Fuse, Inc.—Class B	6,075	253,328
Biolase Technology, Inc.*	13,365	179,893
Biosite Diagnostics, Inc.*	8,505	382,045
Brady Corp.—Class A	12,150	560,115
Briggs & Stratton Corp.	12,150	1,073,452
Brooks Automation, Inc.*	23,085	465,163
Cabot Oil & Gas Corp.	17,010	719,523
Cal Dive International, Inc.*	20,655	626,260
CARBO Ceramics, Inc.	8,505	580,466
Carreker Corp.*	13,365	133,917
Catapult Communications Corp.*	7,290	167,670
CEC Entertainment, Inc.*	19,440	573,674
Centene Corp.*	10,935	421,544
Century Aluminum Co.*	15,795	391,558
Cerner Corp.*	18,225	812,471
Champion Enterprises, Inc.*	36,450	334,611
Christopher & Banks Corp.	19,440	344,282
Clarcor, Inc.	13,365	612,117
Cognex Corp.	24,300	935,064
Coinstar, Inc.*	10,935	240,242
Commonwealth Telephone Enterprises, Inc.*	10,935	489,560
Community First Bankshares, Inc.	19,440	625,774
Concord Communications, Inc.*	9,720	110,905
Cooper Companies, Inc.	17,010	1,074,522
Cost Plus, Inc.*	10,935	354,841
CPI Corp.	4,860	71,539
Cuno, Inc.*	8,505	453,742
Cyberonics, Inc.*	12,150	405,324
Cymer, Inc.*	19,440	727,834
Daktronics, Inc.*	9,720	242,514
Delta & Pine Land Co.	20,655	453,377
Deltic Timber Corp.	6,075	233,280
Dendrite International, Inc.*	21,870	406,345
Diagnostic Products Corp.	15,795	694,032
Dime Community Bancshares, Inc.	19,440	339,811
Dionex Corp.*	10,935	603,284
DSP Group, Inc.*	15,795	430,256
East-West Bancorp, Inc.	26,730	820,611
EGL, Inc.*	24,300	646,380
Electronics Boutique Holdings Corp.*	12,150	320,031
ElkCorp	10,935	261,784
Engineered Support Systems, Inc.	13,365	781,986
Enzo Biochem, Inc.*	15,795	236,925
Essex Property Trust, Inc.REIT	12,150	830,453
Ethan Allen Interiors, Inc.	19,440	698,090
Evergreen Resources, Inc.*	23,085	932,634
FactSet Research Systems, Inc.	15,795	746,630
FEI Co.*	17,010	406,709
Filenet Corp.*	20,655	652,078
First BanCorp	20,655	841,691
First Midwest Bancorp, Inc.	24,300	855,603
Fleetwood Enterprises, Inc.*	27,945	406,600
FLIR Systems, Inc.*	18,225	1,000,552
Florida Rock Industries, Inc.	23,085	973,494
Forward Air Corp.*	10,935	408,969
Fossil, Inc.*	37,665	1,026,371
Fred’s, Inc.	20,655	456,269
Fremont General Corp.	40,095	707,677
Frontier Oil Corp.	13,365	283,204
Genesco, Inc.*	10,935	258,394
Georgia Gulf Corp.	17,010	609,978
Global Imaging Systems, Inc.*	12,150	445,419
Global Payments, Inc.	19,440	875,188
Gold Banc Corp., Inc.	20,655	320,153
Griffon Corp.*	15,795	351,913
Guitar Center, Inc.*	13,365	594,341
Haemonetics Corp.*	13,365	396,272
Harland (John H.) Co.	14,580	427,923
Harmonic, Inc.*	37,665	320,906
Headwaters, Inc.*	18,225	472,574
Heartland Express, Inc.	26,730	731,333
Heidrick & Struggles International, Inc.*	9,720	288,490
Helix Technology Corp.	13,365	285,075
Hibbet Sporting Goods, Inc.*	12,150	332,303
Hilb, Rogal & Hamilton Co.	19,440	693,619
Hologic, Inc.*	10,935	254,239
Hot Topic, Inc.*	24,300	497,907
Hudson United Bancorp	23,085	860,609
Hydril Co.*	12,150	382,725
Hyperion Solutions Corp.*	20,655	903,036
ICU Medical, Inc.*	7,290	244,434
IDEX Corp.	26,730	918,176
IDEXX Laboratories, Inc.*	18,225	1,147,081
Imagistics International, Inc.*	8,505	301,077
Immucor, Inc.*	10,935	355,934
INAMED Corp.*	18,225	1,145,440
Input/Output, Inc.*	38,880	322,315
Integra LifeSciences Holdings*	14,580	514,236
Inter-Tel, Inc.	13,365	333,724
Intermagnetics General Corp.*	8,505	289,425
Intrado, Inc.*	8,505	136,845
Invision Technologies, Inc.*	9,720	485,028
Itron, Inc.*	10,935	250,849
J. Jill Group, Inc.*	10,935	257,957
J2 Global Communications, Inc.*	12,150	337,770
K-Swiss, Inc.—Class A	18,225	368,327

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Kaydon Corp.	14,580	$450,959
Keithley Instruments, Inc.	8,505	188,386
Knight Transportation, Inc.*	19,440	558,511
Kopin Corp.*	36,450	186,260
Kroll, Inc.*	20,655	761,756
Kronos, Inc.*	15,795	650,754
Kulicke & Soffa Industries, Inc.*	26,730	292,961
LabOne, Inc.*	8,505	270,289
Labor Ready, Inc.*	21,870	338,985
Lance, Inc.	15,795	243,243
Landstar System, Inc.*	15,795	835,082
Lindsay Manufacturing Co.	6,075	145,922
Littelfuse, Inc.*	12,150	515,282
Macdermid, Inc.	15,795	534,661
Manhattan Associates, Inc.*	15,795	487,750
Manitowoc Co.	14,580	493,533
MapInfo Corp.*	10,935	115,911
Massey Energy Co.	40,095	1,131,080
Maverick Tube Corp.*	21,870	574,307
Medicis Pharmaceutical Corp.	30,375	1,213,480
MemberWorks, Inc.*	6,075	179,942
Mentor Corp.	21,870	749,922
Mercury Computer Systems, Inc.*	10,935	271,188
Merit Medical Systems, Inc.*	13,365	212,904
MGI Pharma, Inc.*	36,450	984,515
Micros Systems, Inc.*	9,720	466,268
Microsemi Corp.*	31,590	448,894
Midas, Inc.*	8,505	147,987
Midway Games, Inc.*	36,450	419,904
Milacron, Inc.*	26,730	106,920
Monaco Coach Corp.	15,795	444,945
MRO Software, Inc.*	13,365	181,898
Multimedia Games, Inc.*	14,580	391,036
Nature’s Sunshine Products, Inc.	7,290	103,810
NBTY, Inc.*	35,235	1,035,557
NDCHealth Corp.	19,440	451,008
Nelson (Thomas), Inc.	7,290	165,775
Netegrity, Inc.*	19,440	164,462
New Century Financial Corp.	18,225	853,295
Noven Pharmaceuticals, Inc.*	12,150	267,543
NVR, Inc.*	3,645	1,764,909
Odyssey Healthcare, Inc.*	19,440	365,861
Omnova Solutions, Inc.*	20,655	125,996
OshKosh B’Gosh, Inc.—Class A	6,075	151,693
Oshkosh Truck Corp.	18,225	1,044,475
Oxford Industries, Inc.	8,505	370,478
P.F. Chang’s China Bistro, Inc.*	13,365	549,970
Panera Bread Co.*	15,795	566,725
Papa John’s International, Inc.*	9,720	287,129
Patina Oil & Gas Corp.	37,665	1,125,054
Pediatrix Medical Group, Inc.*	13,365	933,545
Pharmaceutical Product Development, Inc.*	29,160	926,413
Photon Dynamics, Inc.*	8,505	298,270
Plains Resources, Inc.*	13,365	226,537
Polaris Industries, Inc.	23,085	1,108,079
PolyMedica Corp.	14,580	452,563
Possis Medical, Inc.*	9,720	331,938
Power Integrations, Inc.*	15,795	393,296
Prima Energy Corp.*	7,290	288,465
Priority Healthcare Corp.—Class B*	23,085	529,801
Progress Software Corp.*	19,440	421,265
Quiksilver, Inc.*	30,375	723,228
RARE Hospitality International, Inc.*	18,225	453,803
Rayovac Corp.*	18,225	512,123
Regeneron Pharmaceuticals, Inc.*	29,160	307,055
ResMed, Inc.*	18,225	928,746
Respironics, Inc.*	18,225	1,070,719
Rewards Network, Inc.*	13,365	120,285
Rogers Corp.*	8,505	594,500
Roper Industries, Inc.	19,440	1,106,135
SafeNet, Inc.*	1	15
Sanderson Farms, Inc.	10,935	586,335
SBS Technologies, Inc.*	8,505	136,675
ScanSource, Inc.*	6,075	360,977
SCP Pool Corp.	18,225	820,125
Select Comfort Corp.*	19,440	552,096
SERENA Software, Inc.*	23,085	440,693
Shuffle Master, Inc.*	12,150	441,167
Sierra Health Services, Inc.*	14,580	651,726
Simpson Manufacturing Co., Inc.	13,365	750,044
Sonic Corp.*	31,590	718,672
Southwest Bancorporation of Texas, Inc.	18,225	804,087
Southwestern Energy Co.*	19,440	557,345
St. Mary Land & Exploration Co.	14,580	519,777
StarTek, Inc.	7,290	260,982
Stein Mart, Inc.*	21,870	355,606
Sturm, Ruger & Co., Inc.	14,580	176,564
SurModics, Inc.*	9,720	239,501
Sybron Dental Special, Inc.*	20,655	616,552
Take-Two Interactive Software, Inc.*	23,085	707,324
TALX Corp.	7,290	178,095
Techne Corp.*	21,870	950,252
Teledyne Technologies, Inc.*	17,010	340,540
Tetra Tech, Inc.*	29,160	475,891
TETRA Technologies, Inc.*	12,150	326,228
The Children’s Place Retail Stores, Inc.*	14,580	342,922
The Steak n Shake Co.*	14,580	265,648
Toro Co.	13,365	936,486
Tractor Supply Co.*	20,655	863,791
Triarc Companies, Inc.	34,020	345,983
Trimble Navigation, Ltd.*	26,730	742,826
TrustCo Bank Corp. NY	38,880	509,328
UCBH Holdings, Inc.	24,300	960,335
Unit Corp.*	24,300	764,235
United Natural Foods, Inc.*	20,655	597,136
United Surgical Partners International, Inc.*	14,580	575,473
Urban Outfitters, Inc.*	20,655	1,258,095
Varian Semiconductor Equipment Associates, Inc.*	19,440	749,605
Veeco Instruments, Inc.*	15,795	407,669
ViaSat, Inc.*	13,365	333,457
Vicor Corp.*	21,870	399,565
Vintage Petroleum, Inc.	34,020	577,319
Wabash National Corp.*	18,225	502,099
Watson Wyatt & Company Holdings	17,010	453,317
WD-40 Co.	8,505	254,640
WebEx Communications, Inc.*	23,085	502,330
Websense, Inc.*	12,150	452,345

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Wilson Greatbatch Technologies, Inc.*	10,935	$305,633
Winnebago Industries, Inc.	18,225	679,428
Wintrust Financial Corp.	10,935	552,327
WMS Industries, Inc.*	15,795	470,691
Wolverine World Wide, Inc.	20,655	542,194
X-Rite, Inc.	10,935	158,995

TOTAL COMMON STOCKS (Cost $108,860,312)		124,081,064

TOTAL INVESTMENT SECURITIES (Cost $108,860,312)—99.9%		124,081,064
Net other assets (liabilities)—0.1%		95,420

NET ASSETS—100.0%		$124,176,484

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.4%
Aerospace/Defense		0.9%
Agriculture		0.4%
Apparel		1.7%
Auto Manufactures		1.2%
Banks		6.3%
Biotechnology		0.9%
Building Materials		1.6%
Chemicals		1.0%
Coal		1.3%
Commercial Services		4.2%
Computers		2.5%
Distribution/Wholesale		1.0%
Diversified Financial Services		0.7%
Electrical Components & Equipment		2.0%
Electronics		5.5%
Entertainment		0.8%
Environmental Control		0.4%
Food		1.1%
Forest Products & Paper		0.2%
Hand/Machine Tools		0.4%
Healthcare—Products		10.2%
Healthcare—Services		4.2%
Home Builders		2.9%
Home Furnishings		0.6%
Household Products/Wares		1.4%
Housewares		0.8%
Insurance		0.6%
Internet		1.2%
Leisure Time		1.9%
Machinery & Equipment		0.1%
Machinery—Diversified		2.8%
Media		0.1%
Metal Fabricate/Hardware		0.8%
Mining		0.3%
Miscellaneous Manufacturing		2.7%
Office/Business Equipment		0.2%
Oil & Gas		4.6%
Oil & Gas Services		2.2%
Pharmaceuticals		4.1%
Pipelines		0.2%
Real Estate Investment Trust		0.7%
Retail		8.5%
Savings & Loans		0.3%
Semiconductors		3.8%
Software		6.6%
Telecommunications		1.0%
Transportation		2.6%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $108,860,312)	$124,081,064
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	44,666
Receivable for investments sold	248,952
Receivable for capital shares issued	15,433,768
Variation margin on futures contracts	440
Prepaid expenses	763

Total Assets	139,817,427

Liabilities:
Cash overdraft	44,214
Payable for investments purchased	15,422,959
Payable for capital shares redeemed	9
Advisory fees payable	49,964
Management services fees payable	9,993
Administration fees payable	2,145
Administrative services fees payable	33,317
Distribution fees payable	16,663
Other accrued expenses	61,679

Total Liabilities	15,640,943

Net Assets	$124,176,484

Net Assets consist of:
Capital	$113,023,236
Accumulated net investment income (loss)	(625,213)
Accumulated net realized gains (losses) on investments	(3,447,163)
Net unrealized appreciation (depreciation) on investments	15,225,624

Net Assets	$124,176,484

Shares of Beneficial Interest Outstanding	3,615,068

Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$269,481
Interest	1,099

Total Investment Income	270,580

Expenses:
Advisory fees	345,601
Management services fees	69,121
Administration fees	16,842
Transfer agency and administrative service fees	254,491
Distribution fees	115,200
Custody fees	40,358
Fund accounting fees	29,560
Other fees	24,620

Total Expenses	895,793

Net Investment Income (Loss)	(625,213)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,090,584)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,667,016

Net Realized and Unrealized Gains (Losses) on Investments	(418,620)

Change in Net Assets Resulting from Operations	$(1,043,833)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(625,213)	$(801,659)
Net realized gains (losses) on investments	(3,085,636)	6,712,083
Change in net unrealized appreciation/depreciation on investments	2,667,016	11,132,320

Change in net assets resulting from operations	(1,043,833)	17,042,744

Capital Transactions:
Proceeds from shares issued	647,554,767	584,624,502
Cost of shares redeemed	(675,735,899)	(472,233,428)

Change in net assets resulting from capital transactions	(28,181,132)	112,391,074

Change in net assets	(29,224,965)	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$124,176,484	$153,401,449

Accumulated net investment income (loss)	$(625,213)	$—

Share Transactions:
Issued	19,583,886	21,205,364
Redeemed	(20,862,550)	(17,338,537)

Change in shares	(1,278,664)	3,866,827

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.35		$23.24		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.37	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	3.22	(c)	8.38		(6.45)

Total income (loss) from investment activities	3.00		8.01		(6.66)
Net Asset Value, End of Period	$34.35		$31.35		$23.34

Total Return	9.57	%(d)	34.32%		(22.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.00%		2.20%
Net expenses(e)	1.94%		1.98%		1.98%
Net investment income (loss)(e)	(1.36)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$124,176		$153,401		$23,968
Portfolio turnover rate(f)	661	%(d)	785%		1,260	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.8%)
Aluminum Corporation of China, Ltd.ADR	11,468	$623,974
AU Optronics Corp.ADR	36,893	602,838
BHP Billiton, Ltd.ADR	82,472	1,444,909
China Mobile (Hong Kong), Ltd.ADR	149,816	2,271,211
China Petroleum and Chemical Corp. (Sinopec)ADR	55,144	2,037,571
China Telecom Corp., Ltd.ADR	38,064	1,343,279
China Unicom, Ltd.ADR	97,844	772,968
China Yuchai International, Ltd.ADR	30,256	551,264
Chinadotcom Corp.—Class A*	74,908	552,821
Chunghwa Telecom Company, Ltd.ADR	56,120	989,957
Dr. Reddy’s Laboratories, Ltd.ADR	26,840	466,479
Flextronics International, Ltd.*	45,140	719,983
Huaneng Power International, Inc.ADR	24,400	883,280
Icici Bank, Ltd.ADR	41,480	501,908
Infosys Technologies, Ltd.ADR	9,760	905,435
Kookmin BankADR	22,448	704,418
KT Corp.ADR	42,212	761,504
Nam Tai Electronics, Inc.	28,258	608,112
National Australia Bank, Ltd.ADR	12,932	1,348,290
Netease.com, Inc.ADR*	12,688	524,268
PetroChina Company, Ltd.ADR	61,976	2,869,489
POSCOADR	25,620	858,526
Satyam Computer Services, Ltd.ADR	29,280	541,680
SINA Corp.*	18,544	611,767
SK Telecom Co., Ltd.ADR	44,896	942,367
Sohu.com, Inc.*	30,012	596,639
Taiwan Semiconductor Manufacturing Co., Ltd.ADR	192,646	1,600,890
The News Corporation, Ltd.ADR	53,192	1,884,061
Tommy Hilfiger Corp.*	33,672	509,794
United Microelectronics Corp.ADR*	184,220	793,988

TOTAL COMMON STOCKS (Cost $24,483,150)		29,823,670

	Principal Amount
U.S Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$43,000	43,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $24,526,150)—99.9%		29,866,670
Net other assets (liabilities)—0.1%		24,036

NET ASSETS—100.0%		$29,890,706

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Apparel		1.7%
Auto Parts & Equipment		1.8%
Banks		8.5%
Electric		3.0%
Electronics		6.5%
Internet		7.6%
Iron/Steel		2.9%
Media		6.3%
Mining		6.9%
Oil & Gas		16.4%
Pharmaceuticals		1.6%
Semiconductors		8.0%
Software		4.8%
Telecommunications		23.8%
Other**		0.2%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:
Australia		19.4%
China		31.6%
Hong Kong		12.0%
India		6.4%
Korea		10.9%
Singapore		2.4%
Taiwan		17.1%
United States**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,526,150)	$29,866,670
Cash	15,295
Dividends and interest receivable	154,378
Prepaid expenses	430

Total Assets	30,036,773

Liabilities:
Payable for capital shares redeemed	81,648
Advisory fees payable	18,758
Management services fees payable	3,751
Administration fees payable	804
Administrative services fees payable	12,506
Distribution fees payable	6,255
Other accrued expenses	22,345

Total Liabilities	146,067

Net Assets	$29,890,706

Net Assets consist of:
Capital	$29,425,038
Accumulated net investment income (loss)	141,497
Accumulated net realized gains (losses) on investments	(5,016,349)
Net unrealized appreciation (depreciation) on investments	5,340,520

Net Assets	$29,890,706

Shares of Beneficial Interest Outstanding	846,851

Net Asset Value (offering and redemption price per share)	$35.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$431,463
Interest	72

Total Investment Income	431,535

Expenses:
Advisory fees	159,914
Management services fees	31,983
Administration fees	6,063
Transfer agency and administrative service fees	118,396
Distribution fees	53,305
Custody fees	11,229
Fund accounting fees	14,111
Other fees	10,147

Total Expenses	405,148

Net Investment Income (Loss)	26,387

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	233,507
Net realized gains (losses) on futures contracts	14,271
Change in net unrealized appreciation/depreciation on investments	(5,941,834)

Net Realized and Unrealized Gains (Losses) on Investments	(5,694,056)

Change in Net Assets Resulting from Operations	$(5,667,669)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$26,387	$115,110
Net realized gains (losses) on investments	247,778	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(5,941,834)	11,050,756

Change in net assets resulting from operations	(5,667,669)	8,400,731

Distributions to Shareholders From:
Net investment income	—	(17,570)

Change in net assets resulting from distributions	—	(17,570)

Capital Transactions:
Proceeds from shares issued	80,295,060	207,600,563
Dividends reinvested	—	17,570
Cost of shares redeemed	(93,874,929)	(185,439,244)

Change in net assets resulting from capital transactions	(13,579,869)	22,178,889

Change in net assets	(19,247,538)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$29,890,706	$49,138,244

Accumulated net investment income (loss)	$141,497	$115,110

Share Transactions:
Issued	2,030,246	6,893,249
Reinvested	—	472
Redeemed	(2,451,125)	(6,416,222)

Change in shares	(420,879)	477,499

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$38.76		$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(3.48)		15.09	(6.55)

Total income (loss) from investment activities	(3.46)		15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—
Net Asset Value, End of Period	$35.30		$38.76	$23.51

Total Return	(8.93	)%(c)	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.90%		1.93%	2.03%
Net expenses(d)	1.90%		1.93%	1.98%
Net investment income (loss)(d)	0.12%		0.54%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$29,891		$49,138	$18,576
Portfolio turnover rate(e)	188	%(c)	831%	1,321	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (100.2%)
Alcatel SAADR*	198,940	$3,081,581
Alcon, Inc.	41,160	3,237,234
ASM Lithography Holding N.V.*	161,210	2,758,303
AstraZeneca PLCADR	108,045	4,931,174
Autoliv, Inc.	54,880	2,315,936
Aventis SAADR	58,310	4,435,642
BP Amoco PLCADR	178,360	9,554,744
DaimlerChrysler AG	87,465	4,116,978
Diageo PLCADR	68,600	3,755,850
Elan Corp., PLC*	116,620	2,885,179
Ericsson (LM) Telephone Co.ADR*	145,775	4,361,588
Flamel TechnologiesADR*	84,035	2,069,782
GlaxoSmithKline PLCADR	162,925	6,754,871
HSBC Holdings PLCADR	111,475	8,350,592
Infineon TechnologiesADR*	202,370	2,752,232
Koninklijke (Royal) Philips Electronics NVADR	132,055	3,591,896
Nokia OYJADR	337,855	4,912,412
Novartis AGADR	152,635	6,792,257
Rio Tinto PLC	34,300	3,363,115
Royal Dutch Petroleum Co.ADR	123,480	6,380,212
Ryanair Holdings PLCADR*	72,030	2,361,143
SAP AGADR	106,330	4,445,657
Shell Transport & Trading Co.ADR	111,475	4,982,933
Siemens AGADR	63,455	4,601,757
STMicroelectronics NVADR	135,485	2,982,025
Total Fina SAADR	72,030	6,920,642
UBS AG	75,460	5,362,188
Unilever NVADR	54,880	3,759,829
Vodafone Group PLCADR	343,000	7,580,299
Willis Group Holdings, Ltd.	66,885	2,504,843

TOTAL COMMON STOCKS (Cost $116,134,113)		135,902,894

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$294,000	294,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $116,428,113)—100.4%		136,196,894
Net other assets (liabilities)—(0.4)%		(517,629)

NET ASSETS—100.0%		$135,679,265

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $399,350)	7	$(4,041)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines		1.7%
Auto Manufacturers		4.7%
Banks		10.1%
Beverages		2.8%
Electronics		4.6%
Food		2.8%
Healthcare		2.1%
Healthcare—Products		2.4%
Insurance		1.8%
Miscellaneous Manufacturing		3.4%
Oil & Gas		23.1%
Pharmaceuticals		18.5%
Semiconductors		4.2%
Software		3.3%
Telecommunications		14.7%
Other**		(0.2)%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland		3.6%
France		12.2%
Germany		13.4%
Ireland		3.9%
Netherlands		12.2%
Sweden		3.2%
Switzerland		13.5%
United Kingdom		38.2%
United States		(0.2)%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and other net assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $116,428,113)	$136,196,894
Segregated cash balances with brokers for futures contracts	26,390
Dividends and interest receivable	176,841
Receivable for capital shares issued	38,650
Prepaid expenses	1,331

Total Assets	136,440,106

Liabilities:
Cash overdraft	578
Payable for capital shares redeemed	506,449
Variation margin on futures contracts	1,663
Advisory fees payable	77,289
Management services fees payable	15,458
Administration fees payable	3,330
Administrative services fees payable	57,815
Distribution fees payable	40,371
Other accrued expenses	57,888

Total Liabilities	760,841

Net Assets	$135,679,265

Net Assets consist of:
Capital	$145,614,959
Accumulated net investment income (loss)	462,928
Accumulated net realized gains (losses) on investments	(30,163,362)
Net unrealized appreciation (depreciation) on investments	19,764,740

Net Assets	$135,679,265

Shares of Beneficial Interest Outstanding	5,156,492

Net Asset Value (offering and redemption price per share)	$26.31

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$1,445,438
Interest	10,981

Total Investment Income	1,456,419

Expenses:
Advisory fees	484,441
Management services fees	96,889
Administration fees	21,439
Transfer agency and administrative service fees	309,775
Distribution fees	161,480
Custody fees	23,383
Fund accounting fees	37,023
Other fees	28,415

Total Expenses	1,162,845

Net Investment Income (Loss)	293,574

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,470,675
Net realized gains (losses) on futures contracts	(65,123)
Change in net unrealized appreciation (depreciation) on investments	(8,260,666)

Net Realized and Unrealized Gains (Losses) on Investments	1,144,886

Change in Net Assets Resulting from Operations	$1,438,460

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$293,574	$169,354
Net realized gains (losses) on investments	9,405,552	(38,636)
Change in net unrealized appreciation/depreciation on investments	(8,260,666)	25,492,572

Change in net assets resulting from operations	1,438,460	25,623,290

Distributions to Shareholders From:
Net investment income	—	(130,122)

Change in net assets resulting from distributions	—	(130,122)

Capital Transactions:
Proceeds from shares issued	337,355,670	392,950,300
Dividends reinvested	—	130,122
Cost of shares redeemed	(345,133,515)	(309,673,943)

Change in net assets resulting from capital transactions	(7,777,845)	83,406,479

Change in net assets	(6,339,385)	108,899,647
Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$135,679,265	$142,018,650

Accumulated net investment income (loss)	$462,928	$169,354

Share Transactions:
Issued	12,855,763	19,540,491
Reinvested	—	5,335
Redeemed	(13,388,174)	(15,695,886)

Change in shares	(532,411)	3,849,940

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18,1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$24.96		$18.01	$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.05 (b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments	1.29		6.92	(6.32)	(7.68)		(4.79)	6.86

Total income (loss) from investment activities	1.35		6.97	(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—		—	—
Net realized gains on investments	—		—	—	—		(0.14)	—

Total distributions	—		(0.02)	—	—		(0.14)	—

Net Asset Value, End of Period	$26.31		$24.96	$18.01	$24.26		$31.98	$36.82

Total Return	5.41	%(c)	38.73%	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	2.03%	1.89%		1.65%	2.39%
Net expenses(d)	1.80%		1.91%	1.98%	1.89%		1.65%	1.78%
Net investment income (loss)(d)	0.45%		0.25%	0.33%	(0.14)%		0.26%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$135,679		$142,019	$33,119	$52,253		$25,004	$3,262
Portfolio turnover rate(e)	245	%(c)	376%	1,280%	1,002%		1,434%	100	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—Class AREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843
ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.2%
Aerospace/Defense		1.5%
Agriculture		1.0%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.6%
Auto Parts & Equipment		0.2%
Banks		5.8%
Beverages		2.4%
Biotechnology		0.9%
Building Materials		0.2%
Chemicals		1.3%
Commercial Services		0.8%
Computers		3.6%
Cosmetics/Personal Care		2.3%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.1%
Electric		2.2%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.6%
Forest Products & Paper		0.6%
Gas		0.1%
Hand/Machine Tools		0.1%
Healtcare—Products		3.2%
Healtcare—Services		1.1%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.3%
Housewares		0.1%
Insurance		4.4%
Internet		1.0%
Iron/Steel		0.1%
Leisure Time		0.5%
Lodging		0.3%
Machinery—Diversified		0.3%
Machinery—Construction & Mining		0.2%
Media		3.0%
Mining		0.5%
Miscellaneous Manufacturing		5.0%
Office/Business Equipment		0.2%
Oil & Gas		5.0%
Oil & Gas Services		0.6%
Packaging & Containers		0.1%
Pharmaceuticals		6.3%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2004
(Unaudited)

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.11)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.2%)
3Com Corp.*	23,788	$148,675
99 Cents Only Stores*	4,382	66,826
Abercrombie & Fitch Co.—Class A	6,886	266,833
Activision, Inc.*	8,764	139,348
Acxiom Corp.	5,634	139,892
ADTRAN, Inc.	5,008	167,117
Advanced Fibre Communications, Inc.*	5,634	113,807
Advent Software, Inc.*	2,504	45,247
AGCO Corp.*	5,008	102,013
AGL Resources, Inc.	3,756	109,112
Airgas, Inc.	4,382	104,774
AirTran Holdings, Inc.*	5,008	70,813
Alaska Air Group, Inc.*	1,878	44,828
Albemarle Corp.	2,504	79,252
Alexander & Baldwin, Inc.	2,504	83,759
ALLETE, Inc.	5,634	187,612
Alliance Data Systems Corp.*	5,008	211,588
Alliant Energy Corp.	6,886	179,587
Alliant Techsystems, Inc.*	2,504	158,603
Allmerica Financial Corp.*	3,756	126,953
AMB Property Corp.REIT	5,008	173,427
American Eagle Outfitters, Inc.*	5,008	144,781
American Financial Group, Inc.	5,008	153,095
American Greetings Corp.—Class A*	4,382	101,575
AmeriCredit Corp.*	9,390	183,387
Amerus Group Co.	2,504	103,666
Ametek, Inc.	5,008	154,747
AnnTaylor Stores Corp.*	3,756	108,849
Apogent Technologies, Inc.*	6,260	200,320
Applebee’s International, Inc.	5,634	129,695
Apria Healthcare Group, Inc.*	3,130	89,831
Aqua America, Inc.	6,260	125,513
Aquilla, Inc.*	12,520	44,571
Arch Coal, Inc.	3,756	137,432
Arrow Electronics, Inc.*	7,512	201,472
Arthur J. Gallagher & Co.	5,634	171,555
ArvinMeritor, Inc.	4,382	85,756
Ascential Software Corp.*	4,382	70,068
Associated Banc Corp.	7,512	222,581
Astoria Financial Corp.	5,634	206,092
Atmel Corp.*	31,300	185,296
Avnet, Inc.*	8,138	184,733
Avocent Corp.*	3,130	114,996
Bandag, Inc.	1,252	55,752
Bank of Hawaii Corp.	3,756	169,846
Banknorth Group, Inc.	10,642	345,652
Banta Corp.	1,878	83,402
Barnes & Noble, Inc.*	4,382	148,900
Barr Laboratories, Inc.*	6,260	210,962
Beckman Coulter, Inc.	4,382	267,302
Belo (A.H.) Corp.—Class A	7,512	201,697
BJ’s Wholesale Club, Inc.*	5,008	125,200
Black Hills Corp.	1,878	59,157
Blyth, Inc.	3,130	107,954
Bob Evans Farms, Inc.	2,504	68,560
Borders Group, Inc.	5,634	132,061
BorgWarner, Inc.	3,756	164,400
Bowater, Inc.	3,756	156,212
Boyd Gaming Corp.	3,756	99,797
Brink’s Co.	3,756	128,643
Brinker International, Inc.*	6,260	213,591
Brown & Brown, Inc.	4,382	188,864
C.H. Robinson Worldwide, Inc.	5,634	258,263
Cabot Corp.	4,382	178,346
Cabot Microelectronics Corp.*	1,878	57,486
Cadence Design Systems, Inc.*	16,902	247,276
Caesars Entertainment, Inc.*	20,032	300,480
Callaway Golf Co.	5,008	56,791
Career Education Corp.*	6,260	285,207
Carlisle Cos., Inc.	1,878	116,906
Carmax, Inc.*	7,512	164,287
Catalina Marketing Corp.*	3,756	68,697
CBRL Group, Inc.	3,756	115,873
CDW Corp.	5,634	359,224
Cephalon, Inc.*	3,756	202,824
Ceridian Corp.*	10,016	225,360
Certegy, Inc.	4,382	170,022
Charles River Laboratories International, Inc.*	3,130	152,963
CheckFree Holdings Corp.*	5,008	150,240
Chico’s FAS, Inc.*	5,008	226,161
Choicepoint, Inc.*	5,634	257,248
Church & Dwight, Inc.	2,504	114,633
Cincinnati Bell, Inc.*	15,650	69,486
City National Corp.	3,130	205,641
Claire’s Stores, Inc.	6,260	135,842
CNF, Inc.	3,130	130,083
Coach, Inc.*	12,520	565,779
Cognizant Technology Solutions Corp.*	7,512	190,880
Colonial BancGroup, Inc.	8,138	147,867
Commerce Bancorp, Inc.	5,008	275,490
Commscope, Inc.*	4,382	93,994
Community Health Systems*	5,634	150,822
Compass Bancshares, Inc.	8,764	376,851
Constellation Brands, Inc.*	6,886	255,678
Cooper Cameron Corp.*	3,756	182,917
Copart, Inc.*	6,260	167,142
Corinthian Colleges, Inc.*	5,008	123,898
Covance, Inc.*	4,382	169,058
Coventry Health Care, Inc.*	6,260	306,114
Credence Systems Corp.*	5,008	69,110
Cree Research, Inc.*	5,008	116,586
Crompton Corp.	7,512	47,326
CSG Systems International, Inc.*	3,756	77,749
Cullen/Frost Bankers, Inc.	3,130	140,068
Cypress Semiconductor Corp.*	8,138	115,478
Cytec Industries, Inc.	2,504	113,807
CYTYC Corp.*	8,138	206,461
D.R. Horton, Inc.	15,024	426,682
Dean Foods Co.*	10,016	373,697
DENTSPLY International, Inc.	5,008	260,917
DeVry, Inc.*	4,382	120,154
Diebold, Inc.	5,008	264,773
Dollar Tree Stores, Inc.*	7,512	206,054
Donaldson Co., Inc.	6,260	183,418
DPL, Inc.	8,764	170,197
DST Systems, Inc.*	5,634	270,939
Dun & Bradstreet Corp.*	5,008	269,982
Duquesne Light Holdings, Inc.	3,756	72,528
Dycom Industries, Inc.*	3,130	87,640

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Eaton Vance Corp.	4,382	$167,436
Education Management Corp.*	5,008	164,563
Edwards (A.G.), Inc.	5,634	191,724
Edwards Lifesciences Corp.*	3,756	130,897
Emmis Communications Corp.*	3,756	78,801
Energizer Holdings, Inc.*	5,008	225,360
Energy East Corp.	7,512	182,166
Ensco International, Inc.	8,764	255,032
Entercom Communications Corp.*	3,130	116,749
Equitable Resources, Inc.	3,756	194,223
Everest Re Group, Ltd.	3,756	301,832
Expeditors International of Washington, Inc.	7,512	371,167
Express Scripts, Inc.—Class A*	5,634	446,381
Fair, Isaac & Co., Inc.	5,008	167,167
Fairchild Semiconductor International, Inc.*	7,512	122,971
Fastenal Co.	5,008	284,605
Federal Signal Corp.	3,130	58,249
Ferro Corp.	2,504	66,807
Fidelity National Financial, Inc.	11,268	420,748
First American Financial Corp.	5,634	145,864
First Health Group Corp.*	6,886	107,490
FirstMerit Corp.	5,634	148,569
Flowserve Corp.*	3,756	93,675
FMC Corp.*	2,504	107,947
FMC Technologies, Inc.*	4,382	126,202
Forest Oil Corp.*	3,756	102,614
Furniture Brands International, Inc.	3,756	94,088
Gartner Group, Inc.*	8,764	115,860
GATX Corp.	3,130	85,136
Gentex Corp.	5,008	198,717
Glatfelter (P.H.) Co.	3,130	44,070
Graco, Inc.	4,784	148,543
Granite Construction, Inc.	2,504	45,648
Grant Prideco, Inc.*	8,138	150,227
Great Plains Energy, Inc.	4,382	130,145
Greater Bay Bancorp	3,130	90,457
GreenPoint Financial Corp.	9,390	372,782
GTECH Holdings Corp.	3,756	173,940
Hanover Compressor Co.*	4,382	52,146
Harman International Industries, Inc.	4,382	398,762
Harris Corp.	4,382	222,387
Harsco Corp.	2,504	117,688
Harte-Hanks, Inc.	5,008	122,246
Hawaiian Electric Industries, Inc.	5,008	130,709
HCC Insurance Holdings, Inc.	4,382	146,403
Health Net, Inc.*	7,512	199,068
Helmerich & Payne, Inc.	3,130	81,756
Henry (Jack) & Associates, Inc.	6,260	125,826
Henry Schein, Inc.*	3,130	197,628
Herman Miller, Inc.	5,008	144,932
Hibernia Corp.	10,642	258,601
Highwoods Properties, Inc.REIT	3,756	88,266
Hillenbrand Industries, Inc.	4,382	264,892
HNI Corp.	3,756	158,991
Horace Mann Educators Corp.	2,504	43,770
Hormel Foods Corp.	9,390	292,029
Hospitality Properties TrustREIT	4,382	185,359
Hovnanian Enterprises—Class A*	3,756	130,371
Hubbell, Inc.—Class B	3,756	175,443
IDACORP, Inc.	2,504	67,608
Imation Corp.	2,504	106,695
IMC Global, Inc.	7,512	100,661
INAMED Corp.*	2,504	157,376
Independence Community Bank Corp.	5,634	205,078
IndyMac Bancorp, Inc.	3,756	118,690
Integrated Circuit Systems, Inc.*	4,382	119,015
Integrated Device Technology, Inc.*	6,886	95,302
International Rectifier Corp.*	4,382	181,502
International Speedway Corp.	3,756	182,692
Intersil Corp.—Class A	9,390	203,388
Interstate Bakeries Corp.	3,130	33,961
Investors Financial Services Corp.	4,382	190,968
ITT Educational Services, Inc.*	2,504	95,202
IVAX Corp.*	13,146	315,372
J.B. Hunt Transport Services, Inc.	5,008	193,209
Jacobs Engineering Group, Inc.*	3,756	147,911
Jefferies Group, Inc.	3,756	116,136
JetBlue Airways Corp.*	6,260	183,919
JM Smucker Co.	3,130	143,698
Keane, Inc.*	4,382	59,990
Kelly Services, Inc.—Class A	2,504	74,619
KEMET Corp.*	5,634	68,847
Kennametal, Inc.	2,504	114,683
Korn/Ferry International*	2,504	48,502
Krispy Kreme Doughnuts, Inc.*	3,756	71,702
L-3 Communications Holdings, Inc.	6,260	418,168
LaBranche & Co., Inc.	3,756	31,626
Lam Research Corp.*	8,764	234,876
Lancaster Colony Corp.	2,504	104,267
Lattice Semiconductor Corp.*	7,512	52,659
Laureate Education Inc*	2,504	95,753
Lear Corp.	4,382	258,494
Lee Enterprises, Inc.	3,130	150,271
Legg Mason, Inc.	4,382	398,805
Lennar Corp.—Class B	10,016	447,916
Leucadia National Corp.	4,382	217,785
Liberty Property TrustREIT	5,008	201,371
LifePoint Hospitals, Inc.*	2,504	93,199
Lincare Holdings, Inc.*	6,260	205,704
Longview Fibre Co.*	3,130	46,105
LTX Corp.*	3,130	33,835
Lubrizol Corp.	3,130	114,621
Lyondell Chemical Co.	11,268	195,950
Mack-Cali Realty Corp.REIT	3,756	155,423
Macromedia, Inc.*	3,756	92,210
Macrovision Corp.*	3,130	78,344
Mandalay Resort Group	4,382	300,780
Manpower, Inc.	5,634	286,039
Martin Marietta Materials	3,130	138,753
McDATA Corp.—Class A*	7,512	40,415
MDU Resources Group, Inc.	7,512	180,513
Media General, Inc.—Class A	1,252	80,403
Mentor Graphics Corp.*	4,382	67,790
Mercantile Bankshares Corp.	5,008	234,475
Michaels Stores, Inc.	4,382	241,010
Micrel, Inc.*	6,260	76,059
Microchip Technology, Inc.	13,146	414,626
Millennium Pharmaceuticals, Inc.*	18,780	259,165

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc.	1,252	$72,616
Modine Manufacturing Co.	2,504	79,752
Mohawk Industries, Inc.*	4,382	321,332
MONY Group, Inc.*	3,130	97,969
MPS Group, Inc.*	6,886	83,458
Murphy Oil Corp.	6,260	461,363
National Commerce Financial Corp.	13,772	447,589
National Fuel Gas Co.	5,634	140,850
National Instruments Corp.	5,634	172,682
National-Oilwell, Inc.*	5,634	177,415
Neiman Marcus Group, Inc.—Class A	3,130	174,185
Network Associates, Inc.*	10,016	181,590
New Plan Excel Realty Trust, Inc.REIT	6,260	146,234
New York Community Bancorp	11,268	221,191
Newfield Exploration Co.*	3,756	209,359
Newport Corp.*	2,504	40,490
Noble Energy, Inc.	3,756	191,556
Nordson Corp.	2,504	108,598
Northeast Utilities System	8,764	170,635
NSTAR	3,756	179,837
O’Reilly Automotive, Inc.*	3,756	169,771
OGE Energy Corp.	5,634	143,498
Ohio Casualty Corp.*	3,756	75,608
Old Republic International Corp.	12,520	296,974
Olin Corp.	5,008	88,241
Omnicare, Inc.	6,260	267,991
ONEOK, Inc.	6,260	137,657
Outback Steakhouse, Inc.	5,008	207,131
Oxford Health Plans, Inc.	5,634	310,095
Pacific Sunwear of California, Inc.*	5,008	98,007
PacifiCare Health Systems, Inc.*	5,008	193,609
Packaging Corp. of America	6,886	164,575
Par Pharmaceutical Cos., Inc.*	1,878	66,124
Patterson Dental Co.*	4,382	335,179
Patterson-UTI Energy, Inc.	5,008	167,317
Payless ShoeSource, Inc.*	3,756	56,002
Peabody Energy Corp.	3,756	210,298
Pentair, Inc.	6,260	210,586
Pepco Holdings, Inc.	6,886	125,876
PepsiAmericas, Inc.	8,764	186,147
Perrigo Co.	5,008	95,002
Petsmart, Inc.	9,390	304,705
Pier 1 Imports, Inc.	6,260	110,739
Pioneer Natural Resources Co.	7,512	263,521
Plains Exploration & Production Co.*	4,382	80,410
Plantronics, Inc.*	3,130	131,773
Plexus Corp.*	2,504	33,804
PMI Group, Inc.	6,260	272,435
PNM Resources, Inc.	3,756	78,012
Pogo Producing Co.	3,756	185,546
Polycom, Inc.*	6,886	154,315
Potlatch Corp.	1,878	78,200
Powerwave Technologies, Inc.*	7,512	57,842
Precision Castparts Corp.	3,756	205,416
Price Communications Corp.*	85	1,255
Pride International, Inc.*	8,764	149,952
Protective Life Corp.	4,382	169,452
Protein Design Labs, Inc.*	5,634	107,778
Provident Financial Group, Inc.	3,230	127,456
Puget Energy, Inc.	6,260	137,157
Quanta Services, Inc.*	7,512	46,725
Quantum Corp.*	10,642	32,990
Questar Corp.	5,634	217,698
Radian Group, Inc.	6,260	299,854
Raymond James Financial Corp.	5,008	132,462
Rayonier, Inc.	3,130	139,129
Reader’s Digest Association, Inc.	6,886	110,107
Regis Corp.	2,504	111,653
Renal Care Group, Inc.*	4,503	149,184
Republic Services, Inc.	11,268	326,096
Retek, Inc.*	3,756	23,062
Reynolds & Reynolds Co.	4,382	101,356
RF Micro Devices, Inc.*	11,268	84,510
Rollins, Inc.	3,130	72,021
Ross Stores, Inc.	10,016	268,028
RPM, Inc.	7,512	114,182
RSA Security, Inc.*	3,756	76,885
Ruby Tuesday, Inc.	3,756	103,102
Ruddick Corp.	3,130	70,269
Ryland Group, Inc.	1,252	97,906
Saks, Inc.	9,390	140,850
Sandisk Corp.*	8,764	190,091
SCANA Corp.	6,886	250,445
Scholastic Corp.*	2,504	74,995
SEI Investments Co.	7,512	218,148
Semtech Corp.*	5,008	117,888
Sensient Technologies Corp.	3,130	67,232
Sepracor, Inc.*	5,634	298,039
Sequa Corp.—Class A*	626	36,602
Sierra Pacific Resources*	7,512	57,918
Silicon Laboratories, Inc.*	3,130	145,076
Silicon Valley Bancshares*	2,504	99,284
Six Flags, Inc.*	6,260	45,448
Smith International, Inc.*	6,260	349,058
Smithfield Foods, Inc.*	7,512	220,853
Sonoco Products Co.	6,260	159,630
Sotheby’s Holdings, Inc.—Class A*	4,382	69,937
SPX Corp.	5,008	232,571
StanCorp Financial Group, Inc.	1,878	125,826
Stericycle, Inc.*	2,504	129,557
STERIS Corp.*	4,382	98,858
Storage Technology Corp.*	6,886	199,694
Superior Industries International, Inc.	1,878	62,819
Swift Transportation Co., Inc.*	5,634	101,130
Sybase, Inc.*	6,886	123,948
Synopsys, Inc.*	10,016	284,755
TCF Financial Corp.	5,008	290,714
Tech Data Corp.*	3,756	146,972
Tecumseh Products Co.	1,252	51,570
Teleflex, Inc.	2,504	125,576
Telephone & Data Systems, Inc.	3,756	267,426
The Cheesecake Factory, Inc.*	3,130	124,543
The Scotts Co.—Class A*	1,878	119,966
Thor Industries, Inc.	2,504	83,784
Tidewater, Inc.	3,756	111,929
Timberland Co.—Class A*	2,504	161,733
Titan Corp.*	5,008	65,004
Toll Brothers, Inc.*	4,382	185,446
Tootsie Roll Industries, Inc.	3,756	122,070
Transaction Systems Architects, Inc.*	2,504	53,911

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Triad Hospitals, Inc.*	5,008	$186,448
Trinity Industries, Inc.	3,130	99,503
TriQuint Semiconductor, Inc.*	8,764	47,851
Tupperware Corp.	3,756	72,979
Tyson Foods, Inc.—Class A	23,788	498,358
United Dominion Realty Trust, Inc.REIT	8,138	160,970
United Rentals, Inc.*	5,008	89,593
Unitrin, Inc.	4,382	186,673
Universal Corp.	1,878	95,665
Universal Health Services, Inc.—Class B	3,756	172,363
UTStarcom, Inc.*	6,260	189,365
Valassis Communications, Inc.*	3,756	114,445
Valeant Pharmaceuticals International	5,634	112,680
Valspar Corp.	3,130	157,877
Varco International, Inc.*	6,260	137,031
Varian Medical Systems, Inc.*	4,382	347,711
Varian, Inc.*	1,878	79,158
Vectren Corp.	5,008	125,651
Vertex Pharmaceuticals, Inc.*	5,008	54,287
Viad Corp.	3,436	92,806
Vishay Intertechnology, Inc.*	10,642	197,728
VISX, Inc.*	3,130	83,634
W.R. Berkley Corp.	5,634	241,980
Waddell & Reed Financial, Inc.	5,634	124,568
Washington Federal, Inc.	5,008	120,192
Washington Post Co.—Class B	626	582,187
Weatherford International, Ltd.*	8,764	394,204
Webster Financial Corp.	3,756	176,607
Werner Enterprises, Inc.	5,008	105,669
Westamerica Bancorporation	2,504	131,335
Westar Energy, Inc.	5,008	99,709
Western Gas Resources, Inc.	5,008	162,660
Westwood One, Inc.*	6,886	163,887
WGL Holdings, Inc.	3,130	89,894
Whole Foods Market, Inc.	3,756	358,510
Williams-Sonoma, Inc.*	7,512	247,596
Wilmington Trust Corp.	4,382	163,098
Wind River Systems, Inc.*	5,008	58,894
Wisconsin Energy Corp.	7,512	244,966
WPS Resources Corp.	2,504	116,060
XTO Energy, Inc.	15,024	447,565
York International Corp.	2,504	102,839
Zebra Technologies Corp.*	3,130	272,310

TOTAL COMMON STOCKS (Cost $59,336,692)		64,957,863

	Principal Amount
U.S. Government Agency Obligations (16.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$13,701,000	13,701,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,701,000)		13,701,000

TOTAL INVESTMENT SECURITIES (Cost $73,037,692)—95.9%		78,658,863
Net other assets (liabilities)—4.1%		3,388,343

NET ASSETS—100.0%		$82,047,206

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $64,144,000)	211	$1,073,101

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/30/04 (Underlying notional amount at value $35,088,108)	57,740	204,828
ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		0.8%
Agriculture		0.1%
Airlines		0.4%
Apparel		0.9%
Auto Parts & Equipment		0.9%
Banks		5.0%
Beverages		0.5%
Biotechnology		0.6%
Building Materials		0.3%
Chemicals		2.0%
Coal		0.4%
Commercial Services		2.9%
Communication Services		0.3%
Computers		2.9%
Distribution/Wholesale		1.0%
Diversified Financial Services		1.6%
Electric		3.6%
Electrical Components & Equipment		0.7%
Electronics		1.1%
Engineering & Construction		0.3%
Entertainment		0.6%
Environmental Control		0.6%
Food		2.7%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.1%
Health Care		0.2%
Healthcare—Products		3.1%
Healthcare—Services		2.5%
Home Builders		1.6%
Home Furnishings		0.6%
Household Products/Wares		0.6%
Insurance		4.6%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.9%
Media		1.9%
Metal Fabricate/Hardware		0.3%
Miscellaneous Manufacturing		1.7%
Office Furnishings		0.4%
Oil & Gas		3.2%
Oil & Gas Services		2.0%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Packaging & Containers	0.4%
Pharmaceuticals	2.5%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	5.9%
Savings & Loans	1.6%
Semiconductors	2.8%
Software	2.2%
Telecommunications	2.1%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	20.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $73,037,692)	$78,658,863
Segregated cash balances with brokers for futures contracts	4,046,711
Segregated cash balances with custodian for swap agreements	111
Dividends and interest receivable	25,784
Receivable for investments sold	3,477,420
Receivable for capital shares issued	583,529
Unrealized appreciation on swap agreements	204,828
Variation margin on futures contracts	515,094
Prepaid expenses	438

Total Assets	87,512,778

Liabilities:
Cash overdraft	541,180
Payable for investments purchased	453,763
Payable for capital shares redeemed	4,366,350
Advisory fees payable	29,643
Management services fees payable	5,929
Administration fees payable	1,275
Administrative services fees payable	18,101
Distribution fees payable	11,111
Other accrued expenses	38,220

Total Liabilities	5,465,572

Net Assets	$82,047,206

Net Assets consist of:
Capital	$71,911,826
Accumulated net investment income (loss)	(195,747)
Accumulated net realized gains (losses) on investments	3,432,027
Net unrealized appreciation (depreciation) on investments	6,899,100

Net Assets	$82,047,206

Shares of Beneficial Interest Outstanding	2,537,834

Net Asset Value (offering and redemption price per share)	$32.33

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$191,583
Interest	67,640

Total Investment Income	259,223

Expenses:
Advisory fees	175,776
Management services fees	35,156
Administration fees	8,077
Transfer agency and administrative service fees	118,192
Distribution fees	58,592
Custody fees	27,733
Fund accounting fees	16,979
Other fees	14,465

Total Expenses	454,970

Net Investment Income (Loss)	(195,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,322)
Net realized gains (losses) on futures contracts	(676,438)
Net realized gains (losses) on swap agreements	1,464,288
Change in net unrealized appreciation/depreciation on investments	1,571,605

Net Realized and Unrealized Gains (Losses) on Investments	2,355,133

Change in Net Assets Resulting from Operations	$2,159,386

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(195,747)	$(197,676)
Net realized gains (losses) on investments	783,528	7,009,479
Change in net unrealized appreciation/depreciation on investments	1,571,605	4,544,429

Change in net assets resulting from operations	2,159,386	11,356,232

Capital Transactions:
Proceeds from shares issued	386,787,867	397,432,347
Cost of shares redeemed	(345,553,435)	(390,912,434)

Change in net assets resulting from capital transactions	41,234,432	6,519,913

Change in net assets	43,393,818	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$82,047,206	$38,653,388

Accumulated net investment income (loss)	$(195,747)	$—

Share Transactions:
Issued	12,394,296	17,884,061
Redeemed	(11,168,770)	(17,771,340)

Change in shares	1,225,526	112,721

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the Year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.00		12.34		(12.59)

Total income (loss) from investment activities	2.87		12.14		(12.68)

Net Asset Value, End of Period	$32.33		$29.46		$17.32

Total Return	9.74	%(c)	70.09%		(42.27	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.83)%		(0.88)%		(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$82,047		$38,653		$20,777
Portfolio turnover rate(e)	308	%(c)	1,202%		2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of Less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (77.8%)
21st Century Insurance Group	3,036	$39,286
99 Cents Only Stores*	6,900	105,225
A.C. Moore Arts & Crafts, Inc.*	1,932	53,149
AAR Corp.*	4,692	53,254
Aaron Rents, Inc.	3,312	109,760
Abaxis, Inc.*	2,484	47,146
Abgenix, Inc.*	11,592	135,858
ABM Industries, Inc.	5,244	102,101
Acadia Realty TrustREIT	3,588	49,299
Actuant Corp.*	3,036	118,374
Acuity Brands, Inc.	3,864	104,328
Adaptec, Inc.*	14,904	126,088
Advanced Digital Information Corp.*	9,108	88,348
Advisory Board Co.*	2,484	88,430
ADVO, Inc.	3,864	127,203
Aeropostale, Inc.*	79	2,126
Affiliated Managers Group, Inc.*	115	5,793
Affordable Residential CommunitiesREIT	3,588	59,561
Agile Software Corp.*	7,452	65,205
AirTran Holdings, Inc.*	6,348	89,761
AK Steel Holding Corp.*	15,456	81,453
Alabama National BanCorporation	1,656	91,858
Alamosa Holdings, Inc.*	9,108	66,944
Albany International Corp.—Class A	3,588	120,413
Albany Molecular Research, Inc.*	3,312	42,824
Albemarle Corp.	2,484	78,619
Alfa Corp.	4,692	65,688
Alkermes, Inc.*	10,764	146,390
Allegheny Technologies, Inc.	7,728	139,490
Alliance Gaming Corp.*	7,176	123,140
Alpharma, Inc.	3,036	62,177
Altiris, Inc.*	3,036	83,824
AMC Entertainment, Inc.*	4,416	67,874
AMCOL International Corp.	3,036	57,532
American Medical Security Group, Inc.*	1,656	45,126
American Medical Systems Holdings, Inc.*	3,588	120,916
American States Water Co.	2,208	51,314
American Woodmark Corp.	828	49,556
AMERIGROUP Corp.*	1,104	54,317
Amis Hldg, Inc.*	4,416	74,719
Amli Residential Properties TrustREIT	3,588	105,272
AmSurg Corp.*	4,213	105,873
Anaren Microwave, Inc.**	3,036	49,608
Anchor BanCorp Wisconsin, Inc.	2,760	72,974
Anixter International, Inc.	3,588	122,100
ANSYS, Inc.*	2,208	103,776
Anteon International Corp.*	3,312	108,037
Anthracite Capital, Inc.*REIT	6,348	76,049
Apogee Enterprises, Inc.	3,864	40,186
Apollo Inv Corp Com*	8,832	121,617
Applera Corp.—Celera Genomics Group*	10,212	117,540
Applied Industrial Technologies, Inc.	2,484	74,818
Apria Healthcare Group, Inc.*	3,312	95,054
AptarGroup, Inc.	3,312	144,701
AQuantive, Inc.*	6,624	65,445
Aquilla, Inc.*	27,600	98,256
Arbitron, Inc.*	2,208	80,636
Arch Chemicals, Inc.	3,036	87,498
Arch Wireless Class A*	2,484	70,769
Arctic Cat, Inc.	1,932	53,188
Argonaut Group, Inc.*	3,312	61,040
Ariad Pharmaceuticals, Inc.*	7,452	55,815
Ariba, Inc.*	38,916	77,054
Arkansas Best Corp.	3,036	99,945
Armor Holdings, Inc.*	3,312	112,608
Artisan Components, Inc.*	3,312	85,450
Ascential Software Corp.*	8,280	132,397
Atherogenics, Inc.REIT*	5,244	99,793
Avanex Corp.*	11,316	44,019
Aviall, Inc.*	3,312	62,961
Avista Corp.	4,416	81,343
Axcelis Technologies, Inc.*	13,524	168,240
Aztar Corp.*	2,208	61,824
Baldor Electric Co.	4,140	96,669
BancorpSouth, Inc.	8,556	192,766
Bandag, Inc.	1,380	61,451
Bankatlantic Bancorp, Inc.—Class A	3,312	61,106
Banner Corp.	1,380	40,103
Banta Corp.	1,932	85,800
BE Aerospace, Inc.*	5,244	39,750
Bel Fuse, Inc.—Class B	1,656	69,055
Belden, Inc.	3,588	76,891
Benchmark Electronics, Inc.*	5,244	152,601
Berry Petroleum Co.—Class A	2,484	73,054
Beverly Enterprises, Inc.*	15,180	130,548
BioMarin Pharmaceutical, Inc.*	9,108	54,648
Black Box Corp.	2,208	104,350
Black Hills Corp.	2,484	78,246
Blue Coat Systems, Inc.*	1,380	46,216
Blyth, Inc.	2,760	95,192
Boca Resorts, Inc.—Class A*	3,036	60,174
Bone Care International, Inc.*	2,208	51,711
Boston Private Financial Holdings, Inc.	3,864	89,490
Bowne & Co., Inc.	4,968	78,743
Boyd Gaming Corp.	1,932	51,333
Brady Corp.—Class A	2,484	114,512
Brandywine Realty TrustREIT	3,312	90,053
Bright Horizons Family Solutions, Inc.*	1,932	103,575
Brocade Communications Systems, Inc.*	36,156	216,212
Brooks Automation, Inc.*	5,796	116,789
Brown Shoe Company, Inc.	2,484	101,670
Brush Wellman, Inc.*	2,484	46,948
Buckeye Technologies, Inc.*	4,140	47,610
Burlington Coat Factory Warehouse Corp.	2,484	47,941
C&D Technologies, Inc.	3,036	54,132
C-COR.net Corp.*	6,072	62,481
Cabot Microelectronics Corp.*	3,036	92,932
California Pizza Kitchen, Inc.*	2,760	52,882
California Water Service Group	2,208	60,830
Callaway Golf Co.	8,556	97,025
Calpine Corp.*	58,788	253,964
Cambrex Corp.	3,312	83,562
Capital City Bank Group, Inc.	1,380	54,634
Caraustar Industries, Inc.*	4,140	58,415
Carpenter Technology Corp.	2,760	93,978
Cascade Bancorp	2,484	45,904
Cascade Corp.	1,380	43,125
Casella Waste Systems, Inc.*	2,760	36,294
Casey’s General Stores, Inc.	7,176	131,321

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Cash America International, Inc.	4,140	$95,220
Catalina Marketing Corp.*	6,624	121,153
Cathay Bancorp, Inc.	3,036	202,500
Cato Corp.—Class A	2,760	61,962
CB Bancshares, Inc.	552	51,446
Cell Therapeutics, Inc.*	7,176	52,887
Centene Corp.*	2,760	106,398
Central Pacific Financial Corp.	2,208	60,720
Central Parking Corp.	2,484	46,426
Century Aluminum Co.*	2,484	61,578
CH Energy Group, Inc.	2,208	102,540
Champion Enterprises, Inc.*	8,832	81,078
Charles River Associates, Inc.*	1,380	42,711
Charming Shoppes, Inc.*	16,284	145,415
Charter Communications, Inc.—Class A*	38,088	149,305
Charter Municipal Mortgage Acceptance Co.	4,968	97,671
Chattem, Inc.*	2,484	71,713
Checkpoint Systems, Inc.*	4,692	84,128
Chemical Financial Corp.	3,312	122,180
Cheniere Energy, Inc.*	2,760	54,013
Chesapeake Corp.	2,760	73,637
Chippac, Inc.—Class A*	8,556	53,646
Chiquita Brands International, Inc.*	4,968	103,931
Chittenden Corp.	3,036	106,715
Chordiant Software, Inc.*	10,212	46,567
Christopher & Banks Corp.	4,692	83,095
Churchill Downs, Inc.	1,104	44,933
Ciber, Inc.*	7,176	58,987
Cimarex Energy Co.*	5,244	158,526
Cincinnati Bell, Inc.*	34,776	154,405
Circor International, Inc.	2,208	45,021
Citizens Banking Corp.	6,072	188,536
City Holding Co.	2,484	78,445
CKE Restaurants, Inc.*	7,452	99,335
Clarcor, Inc.	1,932	88,486
CLECO Corp.	6,348	114,137
CMGI, Inc.*	53,268	103,873
CMS Energy Corp.*	18,768	171,352
CNET Networks, Inc.*	15,732	174,152
Coeur d’Alene Mines Corp.*	30,360	123,870
Cognex Corp.	5,520	212,409
Coherent, Inc.*	4,140	123,579
Cohu, Inc.	3,036	57,805
Cole National Corp.*	1,932	45,112
Commerce Group, Inc.	3,036	149,887
Commercial Federal Corp.	3,864	104,714
Commercial Metals Co.	3,588	116,431
Commercial NET Lease RealtyREIT	6,624	113,933
Commscope, Inc.*	3,036	65,122
Community Bank System, Inc.	3,588	81,771
Community Banks, Inc,	1,380	40,531
Community Trust Bancorp, Inc.	1,656	50,508
Compass Minerals International, Inc.	2,208	42,791
CompuCredit Corp.*	2,760	47,748
Comstock Resources, Inc.*	3,312	64,452
Conceptus, Inc.*	3,588	40,365
Concur Technologies, Inc.*	3,588	38,392
CONMED Corp.*	4,140	113,436
Consolidated Graphics, Inc.*	1,656	72,947
Continental Airlines, Inc. Class—B*	7,728	87,867
Cooper Tire & Rubber Co.	6,624	152,353
Cornerstone Realty Income Trust, Inc.REIT	7,176	62,934
Corporate Office Properties TrustREIT	4,140	102,879
Correctional Properties TrustREIT	1,656	48,438
Corrections Corp. of America*	4,416	174,388
Corus Bankshares, Inc.	2,208	90,771
Corvis Corp.*	55,200	77,832
CoStar Group, Inc.*	2,208	101,413
Cousins Properties, Inc.REIT	3,312	109,130
Cray, Inc.*	12,144	80,393
Credence Systems Corp.*	11,592	159,970
Crompton Corp.	16,284	102,589
Cross Country Healthcare, Inc.*	3,312	60,113
Crown Holdings, Inc.*	15,180	151,344
CSK Auto Corp.*	5,796	99,343
CTI Molecular Imaginging, Inc.*	4,416	62,619
Cubic Corp.	2,208	46,213
Cubist Pharmaceuticals, Inc.*	5,796	64,336
Cuno, Inc.*	2,484	132,521
Curtiss-Wright Corp.	2,760	155,084
CV Therapeutics, Inc.*	4,416	74,012
CVB Financial Corp.	5,244	114,214
Datascope Corp.	1,656	65,727
Decode Genetics, Inc.*	6,900	58,650
Delphi Financial Group, Inc.—Class A	1,380	61,410
Delta Air Lines, Inc.*	15,180	108,082
Deltic Timber Corp.	1,380	52,992
Denbury Resources, Inc.*	3,864	80,951
Dendrite International, Inc.*	5,244	97,434
DHB Industries, Inc.*	2,760	41,897
Diagnostic Products Corp.	2,760	121,274
Dick’s Sporting Goods, Inc.*	4,140	138,069
Digital River, Inc.*	4,140	135,088
Digital Theater Systems Inc.*	2,484	64,957
Digitas, Inc.*	7,728	85,240
Dime Community Bancshares, Inc.	4,416	77,192
Dionex Corp.*	2,760	152,269
Direct General Corp.	2,208	71,230
Discovery Laboratories, Inc.*	6,624	63,524
Ditech Communications Corp.*	4,140	96,628
Dj Orthopedics, Inc.*	2,484	57,132
Dobson Communications Corp.*	15,456	50,387
Dollar Thrifty Automotive Group, Inc.*	3,036	83,308
Downey Financial Corp.	1,932	102,879
Drew Industries, Inc.*	1,104	44,933
DRS Technologies, Inc.*	2,208	70,435
Duane Reade, Inc.*	3,588	58,592
Dyax Corp.*	3,588	42,159
Dycom Industries, Inc.*	4,416	123,648
Eagle Materials Class A	2,208	156,812
EarthLink, Inc.*	19,044	197,104
Eastgroup Properties, Inc.REIT	2,484	83,636
Eclipsys Corp.*	5,244	80,023
EDO Corp	2,208	53,257
eFunds Corp.*	6,348	111,090
El Paso Electric Co.*	6,348	98,013
Electro Scientific Industries, Inc.*	3,864	109,390
ElkCorp	2,760	66,074
Emmis Communications Corp.*	6,072	127,391
Empire District Electric Co.	3,312	66,604

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Emulex Corp.*	9,936	$142,184
Encore Acquisition Co.*	3,036	84,704
Encysive Pharmaceuticals, Inc.*	7,452	63,342
EnPro Industries, Inc.*	3,036	69,767
Enterasys Networks, Inc.*	29,808	62,895
Entertainment Properties TrustREIT	2,760	98,642
Entravision Communications Corp.*	6,900	52,992
Entrust Technologies, Inc.**	9,108	40,986
Enzo Biochem, Inc.*	3,312	49,680
Epicor Software Corp.*	5,520	77,556
Equity Inns, Inc.REIT	6,348	58,973
Equity One, Inc.REIT	4,140	74,851
eResearch Technology, Inc.*	4,452	124,656
ESCO Technologies, Inc.*	1,932	103,092
ESS Technology, Inc.*	4,692	50,251
Essex Property Trust, Inc.REIT	1,380	94,323
Esterline Technologies Corp.*	3,036	89,653
Ethan Allen Interiors, Inc.	1,380	49,556
Excel Technology, Inc.*	1,656	55,062
Exelixis, Inc.*	8,832	89,115
Exide Technologies*	3,312	67,730
ExpressJet Holdings, Inc.*	5,244	63,662
F.N.B. Corp.	3,864	78,826
FBL Financial Group, Inc.—Class A	1,656	46,799
FelCor Lodging Trust, Inc.REIT*	6,900	83,490
Ferro Corp.	3,864	103,092
Fidelity Bankshares, Inc.	1,932	68,489
Filenet Corp.*	4,968	156,839
Financial Federal Corp.*	1,932	68,122
Finisar Corp.*	23,460	46,451
Finish Line, Inc.—Class A*	2,760	83,269
First BanCorp.	4,416	179,952
First Charter Corp.	4,140	90,211
First Citizens BancShares, Inc.—Class A	828	101,016
First Commonwealth Financial Corp.	9,936	128,870
First Community Bancorp—Class A	1,932	74,266
First Community Bankshares, Inc.	1,380	46,230
First Federal Capital Corp.	2,760	76,811
First Financial BanCorp.	4,968	88,033
First Financial Bankshares, Inc.	1,932	81,009
First Financial Corp.	1,932	61,631
First Financial Holdings, Inc.	1,656	47,709
First Health Group Corp.*	10,764	168,026
First Horizon Pharmaceutical Corp.*	3,588	67,813
First Industrial Realty Trust, Inc.REIT	3,588	132,325
First Merchants Corp.	2,760	71,622
First National Bancshares	6,732	127,571
First Republic Bank	1,932	83,231
First Sentinel Bancorp, Inc.	3,312	68,062
FirstFed Financial Corp.*	1,932	80,371
Fisher Communications, Inc.*	828	41,673
Florida East Coast Industries, Inc.	3,036	117,341
Flowers Foods, Inc.	4,416	115,478
Flushing Financial Corp.	2,484	43,843
Forest Oil Corp.*	3,588	98,024
Formfactor, Inc.*	3,864	86,747
Franklin Electric Co., Inc.	2,208	83,374
Fred’s, Inc.	5,520	121,937
Frontier Financial Corp.	2,208	77,148
FTI Consulting, Inc.*	5,244	86,526
Fuller (H.B.) Co.	3,588	101,899
Furniture Brands International, Inc.	2,760	69,138
G & K Services, Inc.	2,484	99,832
Gables Residential TrustREIT	1,380	46,892
Gardner Denver, Inc.*	2,484	69,304
Gartner Group, Inc.*	6,348	83,921
Gateway, Inc.*	31,464	141,588
GATX Corp.	3,036	82,579
Gaylord Entertainment Co.*	3,312	103,964
GenCorp, Inc.	4,968	66,522
General Cable Corp.*	5,520	47,196
General Communication, Inc.—Class A	6,348	50,403
Genesee & Wyoming, Inc.—Class A*	2,208	52,330
Genesis Healthcare Corp.*	2,760	80,150
Gentiva Health Services, Inc.*	3,588	58,341
Geron Corp.*	6,348	51,355
Getty Realty Corp.REIT	2,484	62,497
Gibraltar Steel Corp.	2,208	72,467
Glacier Bancorp, Inc.	3,624	102,088
Glatfelter (P.H.) Co.	4,140	58,291
Glimcher Realty TrustREIT	4,692	103,787
Global Industries, Ltd.*	11,592	66,306
Global Power Equipment Group, Inc.*	4,692	37,630
Golden Telecom, Inc.	1,932	54,366
Goodyear Tire & Rubber Co.*	19,872	180,637
Granite Construction, Inc.	2,208	40,252
Graphic Packaging Corp.*	9,384	81,172
Gray Television, Inc.	6,348	88,174
Greif Brothers Corp.—Class A	1,932	81,627
Grey Wolf, Inc.*	26,496	112,343
Group 1 Automotive, Inc.*	2,208	73,328
Guitar Center, Inc.*	3,036	135,011
Gymboree Corp.*	4,416	67,830
Hancock Holding Co.	3,864	112,288
Handleman Co.	3,312	76,706
Hanover Compressor Co.*	6,624	78,826
Harbor Florida Bancshares, Inc.	3,036	83,520
Harland (John H.) Co.	3,588	105,308
Harleysville National Corp.	3,588	91,853
Harris Interactive, Inc.*	6,900	46,368
Harvest Natural Resources, Inc.*	4,968	74,073
Haverty Furniture Companies, Inc.	2,760	48,245
Hayes Lemmerz International, Inc.*	5,244	79,184
Healthcare Realty Trust, Inc.REIT	3,864	144,823
Heartland Express, Inc.	4,416	120,822
Hecla Mining Co.*	16,836	95,965
HEICO Corp.	2,760	50,370
Helmerich & Payne, Inc.	4,416	115,346
Hibbet Sporting Goods, Inc.*	3,312	90,583
Highland Hospitality Corp.REIT	4,968	49,928
Highwoods Properties, Inc.	6,900	162,150
Hollinger International, Inc.	6,348	106,583
Holly Corp.	1,380	51,612
Hologic, Inc.*	2,760	64,170
Home Properties of New York, Inc.REIT	2,208	86,068
HomeStore.com, Inc.*	13,524	53,961
Hooper Holmes, Inc.	8,004	45,943
Horace Mann Educators Corp.	5,244	91,665
Hot Topic, Inc.*	6,900	141,381
Hudson River Bancorp, Inc.	4,416	75,381

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Human Genome Sciences, Inc.*	16,284	$189,384
Hydril Co.*	2,208	69,552
Hypercom Corp.*	7,176	60,637
Iberiabank Corp.	828	49,001
Identix, Inc.*	12,420	92,777
IDEX Corp.	5,281	181,385
IDX Systems Corp.*	3,036	96,818
IHOP Corp.	3,036	108,567
II-VI, Inc.	1,656	50,773
Imation Corp.	4,416	188,166
IMC Global, Inc.	10,764	144,237
IMPAC Mortgage Holdings, Inc.REIT	4,968	111,879
Impax Laboratories, Inc.*	6,900	133,722
Incyte Genomics, Inc.*	8,556	65,368
Independence Community Bank Corp.	7,375	268,451
Independent Bank Corp.	2,208	63,922
Independent Bank Corp.	2,484	63,094
Infinity Property & Casualty Corp.	3,036	100,188
InFocus Corp.*	5,520	46,920
Informatica Corp.*	12,144	92,659
infoUSA, Inc.*	4,416	44,778
InnKeepers U.S.A. TrustREIT	4,692	48,375
Insight Communications Co., Inc.*	6,348	58,782
Insituform Technologies, Inc.—Class A*	3,864	62,867
Integra Bank Corp.	2,208	48,642
Integrated Device Technology, Inc.*	8,280	114,595
Integrated Silicon Solution, Inc.*	4,968	60,659
Interactive Data Corp.*	5,244	91,350
Interdigital Communications Corp.*	7,452	140,172
Interface, Inc.*	6,348	55,418
Internet Capital Group, Inc.*	5,520	42,725
Internet Security Systems, Inc.*	5,244	80,443
Interstate Bakeries Corp.	5,796	62,887
InterVoice-Brite, Inc.*	4,968	56,983
Interwoven, Inc.*	5,796	58,540
Intrado, Inc.*	2,484	39,968
Intuitive Surgical, Inc.*	4,692	89,148
Invacare Corp.	3,312	148,113
Inveresk Research Group, Inc.*	4,140	127,678
Inverness Medical Innovation, Inc.*	1,932	42,311
Investors Real Estate TrustREIT	5,796	60,162
Iomega Corp.	7,176	40,042
Ionics, Inc.*	2,484	70,173
Ipass, Inc.*	6,348	67,225
Ipayment, Inc.*	1,380	56,580
Irwin Financial Corp.	2,484	65,578
ISIS Pharmaceuticals, Inc.*	7,452	42,774
Jack in the Box, Inc.*	2,484	73,775
Jacuzzi Brands, Inc.*	10,764	86,865
JAKKS Pacific, Inc.*	3,588	74,595
Jarden Corp.*	3,312	119,199
JLG Industries, Inc.	5,520	76,673
Jo-Ann Stores, Inc.*	2,760	81,144
Jones Lang LaSalle, Inc.*	3,864	104,714
Journal Register Co.*	5,520	110,400
Joy Global, Inc.	6,900	206,586
K-V Pharmaceutical Co.*	4,968	114,711
K2, Inc.*	4,416	69,331
Kadant, Inc.*	1,932	44,687
Kansas City Southern Industries, Inc.*	5,520	85,560
Kaydon Corp.	3,588	110,977
KCS Energy, Inc.*	6,900	91,908
Keane, Inc.*	6,348	86,904
Kellwood Co.	2,760	120,198
Kelly Services, Inc.—Class A	2,484	74,023
Kennametal, Inc.	4,692	214,894
Kensey Nash Corp.*	1,380	47,610
Key Energy Group*	11,040	104,218
Keystone Automotive Industries, Inc.*	2,208	61,581
KFX, Inc.*	6,072	46,269
Kilroy Realty Corp.REIT	1,656	56,470
Kimball International, Inc.—Class B	3,036	44,781
Kindred Healthcare, Inc.*	3,864	101,816
Kirby Corp.*	3,036	118,100
Knight Trading Group, Inc.*	16,284	163,166
Knight Transportation, Inc.*	3,588	103,083
Kopin Corp.*	9,936	50,773
Korn/Ferry International*	4,416	85,538
Kramont Realty TrustREIT	3,312	52,992
Kronos, Inc.*	3,588	147,826
La Quinta Corp.*	26,496	222,566
La-Z-Boy, Inc.	6,624	119,099
LabOne, Inc.*	2,484	78,942
Labor Ready, Inc.*	4,968	77,004
Laclede Group, Inc.	3,036	83,217
Laidlaw International*	12,420	160,963
Lancaster Colony Corp.	3,864	160,898
Lance, Inc.	3,588	55,255
Landauer, Inc.	1,380	61,631
Landstar System, Inc.*	4,140	218,883
Lasalle Hotel PropertiesREIT	3,864	94,282
Lattice Semiconductor Corp.*	16,008	112,216
Lawson Software, Inc.*	7,728	54,714
Lennox International, Inc.	5,796	104,908
Levitt Corp.*	2,208	56,878
Lexicon Genetics, Inc.*	8,832	69,243
Libbey, Inc.	1,932	53,632
Lifecell Corp.*	4,140	46,741
Ligand Pharmaceuticals, Inc.—Class B*	9,936	172,689
Lincoln Electric Holdings, Inc.	4,692	159,950
Lindsay Manufacturing Co.	1,656	39,777
Linens’n Things, Inc.*	3,312	97,075
Lionbridge Technologies, Inc.*	6,624	50,674
Lithia Motors, Inc.—Class A	1,932	47,875
Littelfuse, Inc.*	3,036	128,757
LKQ Corp.*	1,932	35,800
LNR Property Corp.	828	44,919
Longview Fibre Co.*	7,176	105,703
Luminex Corp.*	3,864	38,872
M/I Schottenstein Homes, Inc.	1,380	56,028
Macdermid, Inc.	3,864	130,796
Macrovision Corp.*	6,072	151,982
Magellan Health Services*	3,864	129,251
Magnum Hunter Resources, Inc.*	8,832	91,676
Maguire Properties, Inc.REIT	4,140	102,548
Manitowoc Co.	3,312	112,111
ManTech International Corp.—Class A*	2,484	46,625
Manufactured Home Communities, Inc.REIT	2,208	73,284
Marcus Corp.	2,760	47,610
MarineMax, Inc.*	1,656	47,494

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
MascoTech, Inc.*	1,386	$—
MatrixOne, Inc.*	6,900	47,679
Matthews International Corp.—Class A	4,692	154,554
Mattson Technology, Inc.*	5,520	66,350
Maverick Tube Corp.*	1,932	50,734
Maximus, Inc.*	2,484	88,083
MB Financial, Inc.	2,484	91,436
McDATA Corp.—Class A*	16,560	89,093
McGrath RentCorp.	1,380	50,991
Medarex, Inc.*	11,316	82,494
Mentor Corp.	5,796	198,744
Mercury Computer Systems, Inc.*	3,036	75,293
MeriStar Hospitality Corp.REIT*	12,420	84,953
Metal Management, Inc.*	2,484	49,208
Metals USA, Inc.*	2,760	49,349
Methode Electronics, Inc.—Class A	4,968	64,435
Metrocall Holdings, Inc.*	828	55,476
MFA Mortgage Investments, Inc.REIT	9,660	85,974
MGE Energy, Inc.	2,760	90,059
Micromuse, Inc.*	11,040	73,858
Micros Systems, Inc.*	2,208	105,918
Mid-State Bancshares	3,312	77,865
Millennium Chemicals, Inc.*	7,728	133,849
Mindspeed Technologies, Inc.*	14,076	69,817
Mine Safety Appliances Co.	3,036	102,313
Modine Manufacturing Co.	3,312	105,487
Molina Healthcare, Inc.*	1,380	52,688
Monaco Coach Corp.	3,312	93,299
Moog, Inc.—Class A*	3,588	133,151
MPS Group, Inc.*	13,800	167,256
MTS Systems Corp.	3,036	71,194
Mueller Industries, Inc.	3,312	118,569
Myers Industries, Inc.	3,036	42,808
Mykrolis Corp.*	5,796	100,966
Nabi Biopharmaceuticals*	8,280	117,742
Nara Bancorp, Inc.	2,484	42,551
National Financial Partners	4,692	165,486
National Health Investors, Inc.REIT	3,312	90,053
National Penn Bancshares, Inc.	3,312	98,499
National Western Life Insurance Co.	276	42,380
Nationwide Health Properties, Inc.REIT	8,832	166,925
Navigant Consulting Co.*	6,348	136,101
NBT Bancorp, Inc.	4,692	104,819
NCI Building Systems, Inc.*	2,484	80,854
NCO Group, Inc.*	3,864	103,130
NDCHealth Corp.	2,208	51,226
Newcastle Investment Corp.REIT	4,140	123,993
Newpark Resources, Inc.*	11,868	73,582
NMS Communications Corp.**	6,624	48,885
North Fork Bancorp, Inc.	558	21,232
North Pittsburgh Systems, Inc.	2,208	44,270
Northwest Airlines Corp. Class A*	9,660	107,419
Northwest Bancorp, Inc.	2,760	63,204
Northwest Natural Gas Co.	3,864	117,853
NS Group, Inc.*	2,484	40,837
Nu Skin Enterprises, Inc.	6,900	174,707
Nuvelo, Inc.*	4,140	39,827
Oceaneering International, Inc.*	3,588	122,888
Octel Corp.	1,656	43,602
Ocular Sciences, Inc.*	2,760	104,880
Ocwen Financial Corp.*	5,520	66,461
Odyssey Healthcare, Inc.*	5,244	98,692
Offshore Logistics, Inc.*	2,760	77,611
Ohio Casualty Corp.*	8,556	172,231
Oil States International, Inc.*	4,140	63,342
Old Dominion Freight Line, Inc.*	2,244	66,153
Old National BanCorp.	8,004	198,738
Old Second Bancorp, Inc.	828	43,677
OM Group, Inc.*	3,036	100,218
Omega Healthcare Investors, Inc.REIT	6,624	66,505
ON Semiconductor Corp.**	17,112	85,902
Onyx Pharmaceuticals, Inc.*	3,588	151,988
Open Solutions, Inc.*	1,656	41,367
Opsware, Inc.*	7,176	56,834
OraSure Technologies, Inc.*	5,520	53,710
Orbital Sciences Corp.*	6,072	83,854
Oriental Financial Group, Inc.	2,484	67,242
OrthoLogic Corp.*	4,968	43,073
Oscient Pharmaceuticals Corp.*	8,556	43,721
Otter Tail Power Co.	3,588	96,374
Overseas Shipholding Group, Inc.	1,380	60,899
Overstock.com, Inc.*	1,656	64,716
Owens & Minor, Inc.	5,244	135,819
Oxford Industries, Inc.	1,932	84,158
P.F. Chang’s China Bistro, Inc.*	2,208	90,859
Pacific Capital BanCorp.	6,348	178,569
Packeteer, Inc.**	4,692	75,776
PalmOne, Inc.*	3,588	124,755
Par Pharmaceutical Cos., Inc.*	1,104	38,872
Parametric Technology Corp.*	37,812	189,059
Parexel International Corp.*	3,588	71,042
Park National Corp.	1,656	211,487
Parker Drilling Co.*	13,248	50,607
Parkway Properties, Inc.REIT	279	12,402
Paxar Corp.*	4,968	96,975
Payless ShoeSource, Inc.*	8,556	127,570
Pediatrix Medical Group, Inc.*	2,760	192,786
Peet’s Coffee & Tea, Inc.*	1,656	41,383
Penn Virginia Corp.	2,484	89,697
Pennsylvania REIT	3,864	132,342
Pep Boys-Manny, Moe & Jack	3,312	83,959
Per-Se Technologies, Inc.*	3,312	48,156
Perot Systems Corp.—Class A*	10,764	142,838
Perrigo Co.	8,556	162,307
PFF Bancorp, Inc.	1,380	51,391
Pharmos Corp.*	12,420	51,046
Philadelphia Consolidated Holding Corp.*	2,484	149,214
Pinnacle Entertainment, Inc.*	4,968	62,646
Pixelworks, Inc.*	5,796	88,795
Plains Exploration & Production Co.*	8,280	151,938
Plug Power, Inc.*	6,900	51,612
PNM Resources, Inc.	6,624	137,580
PolyOne Corp.*	12,972	96,512
Post Properties, Inc.REIT	5,520	160,908
Powerwave Technologies, Inc.*	9,108	70,132
Prentiss Properties TrustREIT	4,140	138,773
Presidential Life Corp.	3,036	54,709
Price Communications Corp.*	5,140	75,866
Price Legacy Corp.REIT	3,036	56,045
Prima Energy Corp.*	1,380	54,607

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Prime Hospitality Corp.*	5,244	$55,691
Primedia, Inc.*	18,768	52,175
Primus Telecommunications Group, Inc.*	10,488	53,279
Priority Healthcare Corp.—Class B*	4,140	95,013
PrivateBancorp, Inc.	2,208	60,632
ProAssurance Corp.*	3,588	122,387
ProQuest Co.*	3,312	90,252
Prosperity Bancshares, Inc.	2,208	53,765
Provident Bankshares Corp.	4,692	135,317
Provident Financial Services, Inc.	7,728	135,626
Province Healthcare Co.*	6,348	108,868
PS Business Parks, Inc.REIT	1,656	66,637
PSS World Medical, Inc.*	9,660	108,192
Pulitzer, Inc.	1,104	53,986
Quanta Services, Inc.*	10,212	63,519
Quantum Corp.*	25,392	78,715
R & G Financial Corp.—Class B	3,588	118,619
RailAmerica, Inc.*	4,968	72,533
RAIT Investment TrustREIT	2,760	68,034
Ralcorp Holdings, Inc.*	3,588	126,298
Range Resources Corp.	9,660	141,036
RARE Hospitality International, Inc.*	4,692	116,831
RC2 Corp.*	1,932	68,586
Reader’s Digest Association, Inc.	9,660	154,463
RealNetworks, Inc.*	15,732	107,607
Realty Income Corp.REIT	3,588	149,727
Red Robin Gourmet Burgers, Inc.*	1,656	45,325
Regal-Beloit Corp.	3,588	79,869
Reliance Steel & Aluminum Co.	2,484	100,155
Revlon, Inc.—Class A*	20,700	61,065
RF Micro Devices, Inc.*	24,288	182,161
RLI Corp.	2,760	100,740
Rock-Tenn Co.	4,140	70,173
Rogers Corp.*	2,208	154,340
RTI International Metals, Inc.*	3,036	48,424
Ruddick Corp.	4,692	105,335
Russell Corp.	4,140	74,354
Ryans Restaurant Group, Inc.*	6,072	95,938
Ryerson Tull, Inc.	3,312	52,595
S & T Bancorp, Inc.	3,312	105,918
S1 Corp.*	9,936	98,764
Safeguard Scientifics, Inc.*	16,836	38,723
SafeNet, Inc.*	3,312	91,676
Saga Communications, Inc.*	2,208	40,296
Salix Pharmaceuticals, Ltd.*	3,312	109,130
Sandy Spring Bancorp, Inc.	1,932	67,137
Sapient Corp.*	11,040	66,350
Scansoft, Inc.*	11,316	56,014
ScanSource, Inc.*	1,656	98,400
Schweitzer-Mauduit International, Inc.	1,656	50,723
SCP Pool Corp.	4,968	223,559
Seacoast Financial Services Corp.	4,140	143,244
Seacor Smit, Inc.*	2,208	96,997
Secure Computing Corp.*	4,968	57,877
Select Comfort Corp.*	4,692	133,253
Select Medical Corp.	11,040	148,157
Sensient Technologies Corp.	6,072	130,427
Sequa Corp.—Class A*	828	48,413
Serena Software, Inc.*	3,588	68,495
Shaw Group, Inc.*	7,728	78,285
Shopko Stores, Inc.*	4,140	58,540
Sierra Pacific Resources*	14,904	114,910
Silgan Holdings, Inc.	1,656	66,753
Silicon Graphics, Inc.*	36,984	81,365
Silicon Image, Inc.*	10,488	137,707
Silicon Storage Technology, Inc.*	11,040	113,712
Siliconix, Inc.*	828	41,085
Simmons First National Corp.—Class A	2,208	57,474
Simpson Manufacturing Co., Inc.	2,484	139,402
Sinclair Broadcast Group—Class A	6,348	65,194
Six Flags, Inc.*	12,144	88,165
SkyWest, Inc.	8,280	144,155
Skyworks Solutions, Inc.*	18,492	161,436
Sola International, Inc.*	3,864	66,577
Sonic Automotive, Inc.	3,312	73,361
Sonic Corp.*	36	819
Sonic Solutions*	2,484	52,785
SonoSite, Inc.*	2,208	52,793
Sonus Networks, Inc.*	30,636	146,440
Sotheby’s Holdings, Inc.—Class A*	5,244	83,694
Southern Union Co.*	4,968	104,725
Southwest Gas Corp.	4,416	106,558
Southwestern Energy Co.*	4,416	126,607
Spartech Corp.	3,588	93,073
Speedway Motorsports, Inc.	2,208	73,836
Spherion Corp.*	8,556	86,758
SRA International, Inc.—Class A*	1,380	58,402
St. Mary Land & Exploration Co.	3,588	127,912
Standard Microsystems Corp.*	2,484	57,927
Standex International Corp.	1,656	45,043
StarTek, Inc.	1,656	59,285
State Auto Financial Corp.	1,932	59,351
STERIS Corp.*	6,348	143,211
Sterling BanCorp.	1,932	53,362
Sterling Bancshares, Inc.	6,348	90,078
Sterling Financial Corp.	3,036	79,027
Sterling Financial Corp.*	3,375	107,561
Stewart & Stevenson Services, Inc.	4,140	74,189
Stewart Enterprises, Inc.—Class A*	15,180	123,565
Strayer Education, Inc.	1,932	215,553
Stride Rite Corp.	5,520	60,886
Suffolk BanCorp.	1,656	53,986
Summit Properties, Inc.REIT	3,588	91,996
Superior Energy Services, Inc.*	7,728	77,666
SureWest Communications	1,932	61,051
Susquehanna Bancshares, Inc.	6,624	166,660
Swift Energy Co.*	3,312	73,063
Sybron Dental Special, Inc.*	5,520	164,772
Sycamore Networks, Inc.*	24,564	103,906
Symmetricom, Inc.*	6,348	56,497
Take-Two Interactive Software, Inc.*	4,140	126,850
TALX Corp.	1,932	47,199
Taubman Centers, Inc.REIT	6,072	138,988
Techne Corp.*	4,968	215,859
Technitrol, Inc.*	5,244	114,844
Tecumseh Products Co.	2,208	90,948
Teledyne Technologies, Inc.*	4,692	93,934
TeleTech Holdings, Inc.**	5,244	45,990
Telik, Inc.*	5,520	131,762
Tenneco Automotive, Inc.*	5,796	76,681
Terex Corp.*	3,864	131,878
Tesoro Petroleum Corp.*	5,520	152,352

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Tessera Technologies*	3,312	$59,682
TETRA Technologies, Inc.*	3,036	81,517
Texas Industries, Inc.	2,484	102,266
The Medicines Co.*	6,348	193,678
The Men’s Wearhouse, Inc.*	1,656	43,702
The Phoenix Companies, Inc.	12,420	152,145
The Robert Mondavi Corp.—Class A*	1,380	51,088
The Steak n Shake Co.*	3,312	60,345
Thomas Industries, Inc.	1,932	64,142
Thor Industries, Inc.	2,760	92,350
THQ, Inc.*	4,140	94,806
Tierone Corp.	2,760	59,368
Titan Corp.*	11,316	146,882
Toro Co.	1,104	77,358
Town& Country TrustREIT	2,484	62,696
Trammell Crow Co.*	4,692	66,157
Transaction Systems Architects, Inc.*	5,244	112,903
Transkaryotic Therapies, Inc.*	4,140	61,934
Transmeta Corp.*	20,976	45,937
Tredegar Corp.	3,864	62,326
Triad Guaranty, Inc.*	1,380	80,316
Triarc Companies, Inc.	4,968	50,525
Trinity Industries, Inc.	2,484	78,966
TriQuint Semiconductor, Inc.*	19,320	105,487
Triumph Group, Inc.*	2,208	70,501
TrustCo Bank Corp.NY	10,488	137,393
Trustmark Corp.	6,624	191,566
TTM Technologies, Inc.*	5,796	68,683
Tyler Technologies, Inc.*	5,244	49,608
UbiquiTel, Inc.*	9,936	41,930
UICI*	4,692	111,717
UIL Holdings Corp.	1,380	67,192
UMB Financial Corp.	2,208	113,977
Unit Corp.*	3,036	95,482
United Auto Group, Inc.	2,208	67,675
United Community Banks, Inc.	4,140	104,245
United Community Financial Corp.	3,864	50,232
United Fire & Casualty Co.	1,104	63,756
United Online, Inc.*	7,452	131,230
United Rentals, Inc.*	2,484	44,439
United Surgical Partners International, Inc.*	3,864	152,512
Universal American Financial Corp.*	3,864	42,427
Universal Corp.	3,312	168,713
Universal Forest Products, Inc.REIT	2,208	71,208
Universal Health Realty Income Trust	1,656	47,527
Universal Technical Institue, Inc.*	1,932	77,241
Univest Corporation of Pennsylvania	1,104	56,304
Unizan Financial Corp.	3,036	79,240
Unova, Inc.*	6,900	139,725
URS Corp.*	2,484	68,062
Urstadt Biddle Properties—Class AREIT	3,036	44,963
USEC, Inc.	10,764	94,400
Vail Resorts, Inc.**	2,760	52,882
Valeant Pharmaceuticals International	6,348	126,960
Valmont Industries, Inc.	1,932	44,243
ValueClick, Inc.*	11,316	135,566
Varian Semiconductor Equipment Associates Inc,*	3,312	127,711
Vertex Pharmaceuticals, Inc.*	11,040	119,674
Viasys Healthcare, Inc.*	4,416	92,339
Vicor Corp.*	2,760	50,425
Vicuron Pharmaceuticals, Inc.*	6,624	83,197
Vignette Corp.*	40,848	67,808
Vintage Petroleum, Inc.	4,140	70,256
Visteon Corp.	12,696	148,162
VISX, Inc.*	2,208	58,998
Vitesse Semiconductor Corp.*	30,636	149,504
W-H Energy Services, Inc.*	3,588	70,325
W.R.Grace & Co.**	9,384	58,181
Wabtec Corp.	4,968	89,623
Walter Industries, Inc.	3,312	45,109
Washington REIT	5,520	162,178
Washington Trust Bancorp, Inc.	1,932	50,174
Watsco, Inc.	3,036	85,221
Watson Wyatt & Company Holdings	4,692	125,042
Watts Industries, Inc.—Class A	3,036	81,820
Wausau-Mosinee Paper Corp.	6,348	109,821
WCI Communities, Inc.*	2,208	49,260
webMethods, Inc.*	6,624	56,768
Weis Markets, Inc.	1,656	58,043
Werner Enterprises, Inc.	5,796	122,296
Wesbanco, Inc.	2,484	72,359
WESCO International, Inc.*	2,484	45,706
West Coast BanCorp.	2,208	47,340
West Pharmaceutical Services, Inc.	2,208	93,398
Westamerica Bancorporation	3,312	173,714
Wild Oats Markets, Inc.*	4,416	62,133
Winn-Dixie Stores, Inc.	11,592	83,462
Winnebago Industries, Inc.	2,760	102,893
Wintrust Financial Corp.	2,760	139,408
WMS Industries, Inc.*	2,760	82,248
Wolverine World Wide, Inc.	5,244	137,655
Woodward Governor Co.	1,380	99,512
World Fuel Services Corp.	1,380	62,210
X-Rite, Inc.	3,036	44,143
Yankee Candle Co., Inc.*	4,140	121,095
Zenith National Insurance Corp.	1,104	53,654
Zoll Medical Corp.*	1,380	48,410
Zoran Corp.*	6,072	111,421
Zymogenetics, Inc.*	2,760	52,440

TOTAL COMMON STOCKS (Cost $72,225,386)		73,059,505

	Principal Amount
U.S. Government Agency Obligations (25.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$23,709,000	23,709,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,709,000)		23,709,000

TOTAL INVESTMENT SECURITIES (Cost $95,937,386)—103.1%		96,768,505
Net other assets (liabilities)—(3.1)%		(2,936,100)

NET ASSETS—100.0%		$93,832,405

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $46,373,875	157	$2,048,222

	Units
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $2,512,549)	4,314	17,449
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $65,480,075)	112,426	472,487
ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.3%
Aerospace/Defense		1.2%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.6%
Auto Manufacturers		1.0%
Auto Parts & Equipment		0.1%
Banks		7.5%
Beverages		0.1%
Biotechnology		1.2%
Building Materials		0.9%
Chemicals		1.5%
Commercial Banks		0.2%
Commercial Services		3.7%
Computers		2.4%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.8%
Diversified Financial Services		0.5%
Electric		1.6%
Electrical Components & Equipment		0.4%
Electronics		1.9%
Energy- Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software		0.1%
Entertainment		0.8%
Environmental Control		0.3%
Finance—Credit Card		0.1%
Food		1.0%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.7%
Healthcare—Products		2.4%
Healthcare—Services		2.0%
Home Builders		0.5%
Home Furnishings		0.4%
Household Product/Wares		0.5%
Housewares		0.1%
Insurance		2.0%
Internet		2.7%
Investment Companies		0.1%
Iron/Steel		0.6%
Laser System Components		0.1%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction& Mining		0.4%
Machinery—Diversified		1.4%
Media		1.1%
Medical- Biomedical/Genetic		0.1%
Medical-Drugs		0.1%
Medical Instruments		0.2%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.7%
Mining		0.6%
Miscellaneous Manufacturing		1.5%
Office/Business Equipment		0.1%
Oil & Gas		2.5%
Oil & Gas Services		1.0%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.5%
Pharmaceuticals		2.9%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.9%
Retail		4.0%
Savings & Loans		1.7%
Semiconductors		2.8%
Software		2.3%
Telecommunications		2.7%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Trucking & Leasing		0.1%
Water		0.1%
Other**		22.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $95,937,386)	$96,768,505
Segregated cash balances with brokers for futures contracts	2,532,985
Segregated cash balances with custodian for swap agreements	209
Dividends and interest receivable	26,354
Receivable for investments sold	13,200
Receivable for capital shares issued	2,784,127
Variation margin on futures contracts	135,814
Unrealized appreciation on swap agreements	489,936
Prepaid expenses	733

Total Assets	102,751,863

Liabilities:
Cash overdraft	230,434
Payable for capital shares redeemed	8,554,684
Advisory fees payable	37,641
Management services fees payable	7,528
Administration fees payable	1,651
Administrative services fees payable	23,619
Distribution fees payable	13,980
Other accrued expenses	49,921

Total Liabilities	8,919,458

Net Assets	$93,832,405

Net Assets consist of:
Capital	$70,380,409
Accumulated net investment income (loss)	(360,501)
Accumulated net realized gains (losses) on investments	20,443,220
Net unrealized appreciation (depreciation) on investments	3,369,277

Net Assets	$93,832,405

Shares of Beneficial Interest Outstanding	2,915,925

Net Asset Value (offering and redemption price per share)	$32.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$222,395
Interest	152,196

Total Investment Income	374,591

Expenses:
Advisory fees	287,052
Management services fees	57,411
Administration fees	13,327
Transfer agency and administrative service fees	196,446
Distribution fees	95,684
Custody fees	42,657
Fund accounting fees	25,127
Other fees	17,388

Total Expenses	735,092

Net Investment Income (Loss)	(360,501)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,910,195
Net realized gains (losses) on futures contracts	(1,203,273)
Net realized gains (losses) on swap agreements	946,929
Change in net unrealized appreciation/depreciation on investments	(5,056,336)

Net Realized and Unrealized Gains (Losses) on Investments	2,597,515

Change in Net Assets Resulting from Operations	$2,237,014

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(360,501)	$(358,338)
Net realized gains (losses) on investments	7,653,851	24,502,558
Change in net unrealized appreciation/depreciation on investments	(5,056,336)	8,893,996

Change in net assets resulting from operations	2,237,014	33,038,216

Capital Transactions:
Proceeds from shares issued	555,271,648	654,391,278
Cost of shares redeemed	(551,841,487)	(629,825,235)

Change in net assets resulting from capital transactions	3,430,161	24,566,043

Change in net assets	5,667,175	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$93,832,405	$88,165,230

Accumulated net investment income (loss)	$(360,501)	$—

Share Transactions:
Issued	17,736,400	30,573,273
Redeemed	(17,839,592)	(29,641,933)

Change in shares	(103,192)	931,340

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) Through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.14	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	3.13		14.70		(10.71)		(1.93)		(7.90)		5.93

Total income (loss) from Investment activities	2.98		14.56		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains on investments	—		—		—		—		(0.42)		—

Total distributions	—		—		—		—		(0.44)		—

Net Asset Value, End of Period	$32.18		$29.20		$14.64		$25.51		$27.61		$35.99

Total Return	10.21	%(c)	99.45%		(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.00%		2.15%		2.11%		2.24%		2.53%
Net expenses(d)	1.92%		1.98%		1.98%		2.11%		1.95%		1.70%
Net investment income (loss)(d)	(0.94)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%		1.75%
Supplemental Data:
Net assets, end of period (000’s)	$93,832		$88,165		$30,561		$89,041		$33,388		$9,804
Portfolio turnover rate(e)	252	%(c)	572%		1,511%		842%		1,971%		686	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (81.8%)
Adobe Systems, Inc.	17,408	$809,472
Altera Corp.*	39,168	870,313
Amazon.com, Inc.*	20,128	1,094,963
American Power Conversion Corp.	14,960	293,964
Amgen, Inc.*	44,064	2,404,572
Apollo Group, Inc.—Class A*	13,328	1,176,729
Apple Computer, Inc.*	39,440	1,283,378
Applied Materials, Inc.*	65,008	1,275,457
ATI Technologies, Inc.*	17,952	338,575
BEA Systems, Inc.*	28,016	230,292
Bed Bath & Beyond, Inc.*	30,192	1,160,882
Biogen Idec, Inc.*	27,472	1,737,604
Biomet, Inc.	25,568	1,136,242
Broadcom Corp.—Class A*	17,136	801,451
C.H. Robinson Worldwide, Inc.	6,256	286,775
Career Education Corp.*	7,616	346,985
CDW Corp.	6,528	416,225
Cephalon, Inc.*	3,808	205,632
Check Point Software Technologies, Ltd.*	19,040	513,890
Chiron Corp.*	19,584	874,230
Cintas Corp.	15,232	726,109
Cisco Systems, Inc.*	180,064	4,267,517
Citrix Systems, Inc.*	14,960	304,586
Comcast Corp.—Special Class A*	70,992	1,989,906
Compuware Corp.*	17,680	116,688
Comverse Technology, Inc.*	15,232	303,726
Costco Wholesale Corp.	17,952	737,289
Dell, Inc.*	69,088	2,474,732
DENTSPLY International, Inc.	5,712	297,595
Dollar Tree Stores, Inc.*	8,160	223,829
eBay, Inc.*	36,448	3,351,393
EchoStar Communications Corp.—Class A*	18,224	560,388
Electronic Arts, Inc.*	22,848	1,246,358
Expeditors International of Washington, Inc.	7,616	376,307
Express Scripts, Inc.—Class A*	5,168	409,461
Fastenal Co.	5,440	309,155
First Health Group Corp.*	7,072	110,394
Fiserv, Inc.*	18,224	708,731
Flextronics International, Ltd.*	42,704	681,129
Garmin, Ltd.	7,344	272,022
Gentex Corp.	5,984	237,445
Genzyme Corp.—General Division*	21,216	1,004,153
Gilead Sciences, Inc.*	15,776	1,056,992
Henry Schein, Inc.*	2,992	188,915
Intel Corp.	168,640	4,654,465
InterActive Corp.*	54,128	1,631,418
Intersil Corp.—Class A	10,608	229,769
Intuit, Inc.*	18,496	713,576
Invitrogen Corp.*	3,536	254,557
JDS Uniphase Corp.*	121,856	461,834
Juniper Networks, Inc.*	25,840	634,889
KLA-Tencor Corp.*	17,680	873,038
Lam Research Corp.*	10,336	277,005
Lamar Advertising Co.*	6,256	271,198
Level 3 Communications, Inc.*	50,048	177,670
Lincare Holdings, Inc.*	7,072	232,386
Linear Technology Corp.	30,736	1,213,150
Marvell Technology Group, Ltd.*	19,040	508,368
Maxim Integrated Products, Inc.	33,728	1,768,022
MedImmune, Inc.*	19,856	464,630
Mercury Interactive Corp.*	7,344	365,952
Microchip Technology, Inc.	12,784	403,207
Microsoft Corp.	276,896	7,908,149
Millennium Pharmaceuticals, Inc.*	25,024	345,331
Molex, Inc.	7,344	235,596
Network Appliance, Inc.*	27,200	585,616
Nextel Communications, Inc.—Class A*	103,088	2,748,326
Novellus Systems, Inc.*	11,152	350,619
NVIDIA Corp.*	13,328	273,224
Oracle Corp.*	161,296	1,924,260
PACCAR, Inc.	14,688	851,757
PanAmSat Corp.*	14,960	347,371
Patterson Dental Co.*	4,896	374,495
Patterson-UTI Energy, Inc.	6,528	218,100
Paychex, Inc.	26,656	903,105
PeopleSoft, Inc.*	38,352	709,512
Petsmart, Inc.	10,608	344,230
Pixar Animation Studios*	4,080	283,601
QLogic Corp.*	7,072	188,044
Qualcomm, Inc.	72,896	5,319,951
Research In Motion, Ltd.*	13,872	949,400
Ross Stores, Inc.	10,880	291,149
Ryanair Holdings PLCADR*	4,624	151,575
Sandisk Corp.*	11,152	241,887
Sanmina-SCI Corp.*	41,344	376,230
Siebel Systems, Inc.*	43,792	467,699
Sigma-Aldrich Corp.	4,896	291,851
Smurfit-Stone Container Corp.*	18,496	368,995
Staples, Inc.	25,024	733,453
Starbucks Corp.*	41,072	1,785,810
Sun Microsystems, Inc.*	107,712	467,470
Symantec Corp.*	24,208	1,059,826
Synopsys, Inc.*	10,608	301,585
Tellabs, Inc.*	17,680	154,523
Teva Pharmaceutical Industries, Ltd.ADR	16,592	1,116,476
VeriSign, Inc.*	17,408	346,419
Veritas Software Corp.*	32,640	904,128
Whole Foods Market, Inc.	4,624	441,361
Xilinx, Inc.	34,272	1,141,600
Yahoo!, Inc.*	48,144	1,749,072

TOTAL COMMON STOCKS (Cost $65,026,422)		91,599,381

	Principal Amount
U.S. Government Agency Obligations (14.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$15,729,000	15,729,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,729,000)		15,729,000

TOTAL INVESTMENT SECURITIES (Cost $80,755,422)—95.8%		107,328,381
Net other assets (liabilities)—4.2%		4,760,176

NET ASSETS—100.0%		$112,088,557

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $56,581,200)	372	$1,599,086

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $35,404,327)	23,344	423,182
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/04 (Underlying notional amount at value $35,125,682)	23,160	419,818
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $4,916,958)	3,242	58,767

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Airlines		0.1%
Auto Manufacturers		0.8%
Biotechnology		5.9%
Chemicals		0.3%
Commercial Services		2.3%
Computers		6.4%
Distribution/Wholesale		0.6%
Electrical Components & Equipment		0.5%
Electronics		1.4%
Food		0.4%
Healthcare—Products		1.8%
Healthcare—Services		0.2%
Internet		8.7%
Media		1.8%
Oil & Gas		0.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.9%
Retail		4.7%
Semiconductors		13.5%
Software		14.2%
Telecommunications		13.4%
Textiles		0.6%
Transportation		0.6%
Other**		18.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositry Receipt

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $80,755,422)	$107,328,381
Segregated cash balances with brokers for futures contracts	7,115,319
Segregated cash balances with custodian for swap agreements	244
Dividends and interest receivable	1,716
Receivable for capital shares issued	5,340,658
Unrealized appreciation on swap agreements	901,767
Variation margin on futures contracts	370,769
Prepaid expenses	1,107

Total Assets	121,059,961

Liabilities:
Cash overdraft	370,051
Payable for investments purchased	8,419,061
Payable for capital shares redeemed	1,295
Advisory fees payable	52,339
Management services fees payable	10,468
Administration fees payable	2,546
Administrative services fees payable	33,730
Distribution fees payable	18,902
Other accrued expenses	63,012

Total Liabilities	8,971,404

Net Assets	$112,088,557

Net Assets consist of:
Capital	$147,584,893
Accumulated net investment Income (loss)	(777,411)
Accumulated net realized gains (losses) on investments	(63,792,737)
Net unrealized appreciation (depreciation) on investments	29,073,812

Net Assets	$112,088,557

Shares of Beneficial Interest Outstanding	35,635,378

Net Asset Value (offering and redemption price per share)	$3.15

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$87,787
Dividends	82,824

Total Investment Income	170,611

Expenses:
Advisory fees	372,721
Management services fees	74,545
Administration fees	17,187
Transfer agency and administrative service fees	268,088
Distribution fees	124,240
Custody fees	30,401
Fund accounting fees	32,957
Other fees	27,883

Total Expenses	948,022

Net Investment Income (Loss)	(777,411)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,329,383)
Net realized gains (losses) on futures contracts	(972,044)
Net realized gains (losses) on swap agreements	1,526,990
Change in net unrealized appreciation/depreciation on investments	2,717,586

Net Realized and Unrealized Gains (Losses) on Investments	1,943,149

Change in Net Assets Resulting from Operations	$1,165,738

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statements of Changes in Net Assets
	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment Income (loss)	$(777,411)	$(1,033,098)
Net realized gains (losses) on investments	(774,437)	24,763,506
Change in net unrealized appreciation/depreciation on investments	2,717,586	21,201,036

Change in net assets resulting from operations	1,165,738	44,931,444

Capital Transactions:
Proceeds from shares issued	485,912,483	658,511,166
Cost of shares redeemed	(489,067,010)	(642,553,762)

Change in net assets resulting from capital transactions	(3,154,527)	15,957,404

Change in net assets	(1,988,789)	60,888,848
Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$112,088,577	$114,077,346

Accumulated net investment Income (loss)	$(777,411)	$—

Share Transactions:
Issued	164,043,252	314,244,296
Redeemed	(165,960,447)	(312,092,062)

Change in shares	(1,917,195)	2,152,234

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.04	)(b)	(0.11	)(b)	(0.04	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		1.58		(3.29)		(10.50)		(51.29)		40.99

Total income (loss) from investment activities	0.11		1.54		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments	—		—		—		—		(3.80)		—

Net Asset Value, End of Period	$3.15		$3.04		$1.50		$4.83		$15.44		$70.93

Total Return	3.62	%(c)	102.67%		(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.97%		2.08%		1.95%		1.65%		1.97%
Net expenses(d)	1.87%		1.94%		1.98%		1.95%		1.65%		1.65%
Net investment income (loss)(d)	(1.54)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%		(0.77)%
Supplemental Data:
Net assets, end of period (000’s)	$112,089		$114,077		$53,188		$102,131		$115,498		$67,898
Portfolio turnover rate(e)	282	%(c)	768%		982%		465%		683%		101	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06—06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (63.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$25,000	$25,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	25,000	25,000
Federal National Mortgage Association, 0.90%, 07/01/04	25,000	25,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,000)		75,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $21,001 (Collateralized by $24,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $24,052)	21,000	21,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $25,001 (Collateralized by $25,525 U.S.Treasury Notes, 1.625%, 04/30/05, market value $25,510)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

	Contracts
Options Purchased (0.1%)
Russell 2000 Futures Call Option expiring July 2004 @ $950	15	68

TOTAL OPTIONS PURCHASED (Cost $255)		68

TOTAL INVESTMENT SECURITIES (Cost $121,255) —102.7%		121,068
Net other assets (liabilities)—(2.7%)		(3,234)

NET ASSETS —100.0%		$117,834

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/01/04 (Underlying notional amount at value $20,192)	(34)	$414
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $97,854)	(165)	(673)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $75,255)	$75,068
Repurchase agreements, at cost.	46,000

Total Investments	121,068
Cash	416
Segregated cash balances with brokers for futures contracts	2,694
Interest receivable	1
Unrealized appreciation on swap agreements	414
Prepaid expenses	13

Total Assets	124,606

Liabilities:
Payable for capital shares redeemed	1,600
Variation margin on futures contracts	139
Unrealized depreciation on swap agreements	673
Advisory fees payable	1,158
Management services fees payable	232
Administration fees payable	49
Administrative services fees payable	12
Distribution fees payable	844
Other accrued expenses	2,065

Total Liabilities	6,772

Net Assets	$117,834

Net Assets consist of:
Capital	$1,453,731
Accumulated net investment income (loss)	(5,539)
Accumulated net realized gains (losses) on investments	(1,329,912)
Net unrealized appreciation (depreciation) on investments	(446)

Net Assets	$117,834

Shares of Beneficial Interest Outstanding	6,663

Net Asset Value (offering and redemption price per share)	$17.68

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$5,155

Expenses:
Advisory fees	4,051
Management services fees	810
Administration fees	100
Transfer agency and administrative service fees	129
Distribution fees	1,266
Custody fees	4,142
Fund accounting fees	106
Other fees	91

Total Expenses	10,695

Net Investment Income (Loss)	(5,540)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,584
Net realized gains (losses) on futures contracts	(42,715)
Net realized gains (losses) on swap agreements	161,401
Change in net unrealized appreciation/depreciation on investments	360

Net Realized and Unrealized Gains (Losses) on Investments	123,630

Change in Net Assets Resulting from Operations	$118,090

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(5,540)	$(7,130)
Net realized gains (losses) on investments	123,270	(774,792)
Change in net unrealized appreciation/depreciation on investments	360	453

Change in net assets resulting from operations	118,090	(781,469)

Capital Transactions:
Proceeds from shares issued	126,088,619	172,036,987
Cost of shares redeemed	(126,213,894)	(173,303,427)

Change in net assets resulting from capital transactions	(125,275)	(1,266,440)

Change in net assets	(7,185)	(2,047,909)
Net Assets:
Beginning of period	125,019	2,172,928

End of period	$117,834	$125,019

Accumulated net investment income (loss)	$(5,539)	$1

Share Transactions:
Issued	7,174,046	6,877,518
Redeemed	(7,174,027)	(6,946,480)

Change in shares	19	(68,962)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period September 3, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.82		$28.74		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.20	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(1.05	)(c)	(9.72)		(1.24)

Total income (loss) from investment activities	(1.14)		(9.92)		(1.26)

Net Asset Value, End of Period	$17.68		$18.82		$28.74

Total Return	(6.06	)%(d)	(34.52)%		(4.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.71%		1.73%
Net expenses(e)	1.98%		1.98%		1.73%
Net investment income (loss)(e)	(1.03)%		(0.80)%		(0.23)%
Supplemental Data:
Net assets, end of period (000’s)	$118		$125		$2,173
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (56.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$5,430,000	$5,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	5,430,000	5,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	5,430,000	5,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,290,000)		16,290,000

Repurchase Agreements (37.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,151 (Collateralized by $5,528,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $5,540,005)	5,430,000	5,430,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,136 (Collateralized by $5,544,250 U.S. Treasury Notes, 1.625%, 04/30/05, market value $5,540,992)	5,430,000	5,430,000

TOTAL REPURCHASE AGREEMENT (Cost $10,860,000)		10,860,000

Options Purchased(NM)
NASDAQ Futures Call Option expiring July 2004 @ $2,600	200	540

TOTAL OPTIONS PURCHASED (Cost $1,899)		540

TOTAL INVESTMENT SECURITIES (Cost $27,151,899)—94.1%		27,150,540
Net other assets (liabilities)—5.9%		1,695,904

NET ASSETS—100.0%		$28,846,444

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,278,060)	42	$(40,466)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $10,647,000)	70	(362,515)
	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $4,319,198)	(2,848)	(51,718)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 08/30/04 (Underlying notional amount at value $9,440,611)	(6,225)	(113,015)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $3,093,155)	(2,039)	(46,561)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $16,291,899)	$16,290,540
Repurchase agreement, at cost	10,860,000

Total Investments	27,150,540
Cash	83,000
Segregated cash balances with brokers for futures contracts	1,356,744
Segregated cash balances with custodian for swap agreements	329
Interest receivable	287
Receivable for capital shares issued	645,968
Prepaid expenses	868

Total Assets	29,237,736

Liabilities:
Unrealized depreciation on swap agreements	211,294
Variation margin on futures contracts	82,676
Advisory fees payable	30,566
Management services fees payable	6,113
Administration fees payable	1,306
Administrative services fees payable	19,845
Distribution fees payable	10,857
Other accrued expenses	28,635

Total Liabilities	391,292

Net Assets	$28,846,444

Net Assets consist of:
Capital	$59,398,404
Accumulated net investment income (loss)	(226,228)
Accumulated net realized gains (losses) on investments	(29,710,098)
Net unrealized appreciation (depreciation) on investments	(615,634)

Net Assets	$28,846,444

Shares of Beneficial Interest Outstanding	1,460,760

Net Asset Value (offering and redemption price per share)	$19.75

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$210,219

Expenses:
Advisory fees	171,266
Management services fees	34,254
Administration fees	6,131
Transfer agency and administrative service fees	122,384
Distribution fees	57,089
Custody fees	18,514
Fund accounting fees	13,849
Other fees	12,960

Total Expenses	436,447

Net Investment Income (Loss)	(226,228)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54,749
Net realized gains (losses) on futures contracts	(1,677,396)
Net realized gains (losses) on swap agreements	(5,441,739)
Change in net unrealized appreciation/depreciation on investments	(224,796)

Net Realized and Unrealized Gains (Losses) on Investments	(7,289,182)

Change in Net Assets Resulting from Operations	$(7,515,410)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(226,228)	$(356,842)
Net realized gains (losses) on investments	(7,064,386)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	(224,796)	(636,014)

Change in net assets resulting from operations	(7,515,410)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,096,478,338	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,091,640,667)	(910,585,343)

Change in net assets resulting from capital transactions	4,837,671	38,651,220

Change in net assets	(2,677,739)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$28,846,444	$31,524,183

Accumulated net investment income (loss)	$(226,228)	$—

Share Transactions:
Issued	52,514,361	36,303,630
Reinvested	—	12,715
Redeemed	(52,575,892)	(35,214,488)

Change in shares	(61,531)	1,101,857

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.86)		(12.21)		3.46

Total income (loss) from investment activities	(0.96)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$19.75		$20.71		$33.37

Total Return	(4.64	)%(c)	(37.31)%		11.23	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.99%		1.96%
Net expenses(d)	1.91%		1.98%		1.96%
Net investment income (loss)(d)	(0.99)%		(0.93)%		(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$28,846		$31,524		$14,030
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc.	18,216	$955,429
Airgas, Inc.	5,566	133,083
AK Steel Holding Corp.*	8,855	46,666
Albemarle Corp.	2,783	88,082
Alcoa, Inc.	74,888	2,473,550
Allegheny Technologies, Inc.	5,819	105,033
Avery Dennison Corp.	8,349	534,420
Boise Cascade Corp.	7,590	285,688
Bowater, Inc.	4,807	199,923
Cabot Corp.	5,313	216,239
Cabot Microelectronics Corp.*	2,024	61,955
Cambrex Corp.	2,024	51,066
Caraustar Industries, Inc.*	2,530	35,698
Carpenter Technology Corp.	1,771	60,303
Cleveland-Cliffs, Inc.*	1,012	57,067
Coeur d’Alene Mines Corp.*	18,469	75,354
Crompton Corp.	9,867	62,162
Cytec Industries, Inc.	3,036	137,986
Dow Chemical Co.	80,707	3,284,775
Du Pont (E.I.) de Nemours	86,020	3,821,009
Eastman Chemical Co.	6,578	304,101
Ecolab, Inc.	15,939	505,266
Engelhard Corp.	10,626	343,326
Ferro Corp.	3,542	94,501
FMC Corp.*	3,036	130,882
Freeport-McMoRan Copper & Gold, Inc.—Class B	12,650	419,348
Fuller (H.B.) Co.	2,530	71,852
Georgia Gulf Corp.	2,783	99,798
Georgia Pacific Corp.	19,481	720,407
Great Lakes Chemical Corp.	3,795	102,693
Hercules, Inc.*	8,602	104,858
IMC Global, Inc.	9,108	122,047
International Flavors & Fragrances, Inc.	6,831	255,479
International Paper Co.	41,745	1,866,003
Louisiana-Pacific Corp.	8,855	209,421
Lubrizol Corp.	4,554	166,767
Lyondell Chemical Co.	12,144	211,184
Macdermid, Inc.	2,024	68,512
MeadWestvaco Corp.	17,457	513,061
Meridian Gold, Inc.*	8,602	111,568
Millennium Chemicals, Inc.*	5,566	96,403
Minerals Technologies, Inc.	1,771	102,718
Newmont Mining Corp.	34,661	1,343,460
Nucor Corp.	6,072	466,086
Olin Corp.	6,072	106,989
OM Group, Inc.*	2,530	83,515
Phelps Dodge Corp.	8,096	627,521
Pope & Talbot, Inc.	1,265	25,009
Potlatch Corp.	2,530	105,349
PPG Industries, Inc.	14,674	916,978
Praxair, Inc.	28,083	1,120,793
Rohm & Haas Co.	12,397	515,467
RPM, Inc.	9,867	149,978
RTI International Metals, Inc.*	1,771	28,247
Ryerson Tull, Inc.	2,024	32,141
Schulman (A.), Inc.	2,530	54,370
Sensient Technologies Corp.	3,795	81,517
Sigma-Aldrich Corp.	5,060	301,627
Steel Dynamics, Inc.*	3,795	108,651
Stillwater Mining Co.*	3,795	56,963
Tredegar Corp.	2,024	32,647
United States Steel Corp.	9,867	346,529
Valspar Corp.	4,048	204,181
Wausau-Mosinee Paper Corp.	4,048	70,030
WD-40 Co.	1,265	37,874
Wellman, Inc.	2,783	22,626
Weyerhaeuser Co.	19,228	1,213,671
Worthington Industries, Inc.	6,072	124,658

TOTAL COMMON STOCKS (Cost $24,792,832)		27,482,560

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$34,000	34,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES (Cost $24,826,832)—100.0%		27,516,560
Net other assets (liabilities)—NM		10,599

NET ASSETS—100.0%		$27,527,159

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $24,826,832)	$27,516,560
Cash	275
Dividends and interest receivable	29,890
Receivable for capital shares issued	2,954,944
Prepaid expenses	205

Total Assets	30,501,874

Liabilities:
Payable for investments purchased	2,933,689
Advisory fees payable	10,797
Management services fees payable	2,159
Administration fees payable	464
Administrative services fees payable	7,198
Distribution fees payable	3,599
Other accrued expenses	16,809

Total Liabilities	2,974,715

Net Assets	$27,527,159

Net Assets consist of:
Capital	$26,103,685
Accumulated net investment income (loss)	71,250
Accumulated net realized gains (losses) on investments	(1,337,504)
Net unrealized appreciation (depreciation) on investments	2,689,728

Net Assets	$27,527,159

Shares of Beneficial Interest Outstanding	824,246

Net Asset Value (offering and redemption price per share)	$33.40

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$205,950
Interest	156

Total Investment Income	206,106

Expenses:
Advisory fees	78,937
Management services fees	15,788
Administration fees	3,694
Transfer agency and administrative service fees	58,210
Distribution fees	26,312
Custody fees	11,447
Fund accounting fees	6,969
Other fees	7,036

Total Expenses	208,393

Net Investment Income (Loss)	(2,287)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	60,380
Change in net unrealized appreciation/depreciation on investments	(1,810,489)

Net Realized and Unrealized Gains (Losses) on Investments	(1,750,109)

Change in Net Assets Resulting from Operations	$(1,752,396)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(2,287)	$73,537
Net realized gains (losses) on investments	60,380	(299,970)
Change in net unrealized appreciation/depreciation on investments	(1,810,489)	4,232,744

Change in net assets resulting from operations	(1,752,396)	4,006,311

Distributions to Shareholders From:
Net investment income	—	(40,448)

Change in net assets resulting from distributions	—	(40,448)

Capital Transactions:
Proceeds from shares issued	100,893,955	162,115,343
Dividends reinvested	—	40,448
Cost of shares redeemed	(122,543,146)	(119,043,907)

Change in net assets resulting from capital transactions	(21,649,191)	43,111,884

Change in net assets	(23,401,587)	47,077,747
Net Assets:
Beginning of period	50,928,746	3,850,999

End of period	$27,527,159	$50,928,746

Accumulated net investment income (loss)	$71,250	$73,537

Share Transactions:
Issued	3,104,811	5,568,670
Reinvested	—	1,217
Redeemed	(3,789,849)	(4,210,712)

Change in shares	(685,038)	1,359,175

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.74		$25.66	$30.00

Investment Activities:
Net investment income (loss)	—	(b),(c)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	(0.34)		7.88	(4.57)

Total income (loss) from investment activities	(0.34)		8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$33.40		$33.74	$25.66

Total Return	(1.01	)%(d)	31.58%	(14.47	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.03%	2.21%
Net expenses(e)	1.98%		1.97%	1.98%
Net investment income (loss)(e)	(0.02)%		0.75%	1.25%
Supplemental Data:
Net assets, end of period (000’s)	$27,527		$50,929	$3,851
Portfolio turnover rate(f)	397	%(d)	1,009%	2,498	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (96.1%)
Abgenix, Inc.*	6,890	$80,751
Affymetrix, Inc.*	5,300	173,469
Albany Molecular Research, Inc.*	2,120	27,412
Alexion Pharmaceuticals, Inc.*	1,855	34,503
Amgen, Inc.*	94,240	5,142,677
Amylin Pharmaceuticals, Inc.*	7,155	163,134
Applera Corp.– Applied Biosystems Group*	17,490	380,407
Applera Corp. – Celera Genomics Group*	6,360	73,204
Biogen Idec, Inc.*	29,415	1,860,499
Celgene Corp.*	7,155	409,695
Cell Genesys, Inc.*	3,975	41,300
Cell Therapeutics, Inc.*	3,975	29,296
Charles River Laboratories International, Inc.*	3,975	194,258
Chiron Corp.*	9,540	425,866
Covance, Inc.*	5,565	214,698
Cubist Pharmaceuticals, Inc.*	3,445	38,240
CuraGen Corp.*	3,445	20,704
CV Therapeutics, Inc.*	2,650	44,414
Dade Behring Holdings, Inc.*	3,710	176,299
Delta & Pine Land Co.	3,180	69,801
Enzo Biochem, Inc.*	2,385	35,775
Enzon, Inc.*	3,710	47,340
Gen-Probe, Inc.*	4,240	200,637
Gene Logic, Inc.*	2,650	10,733
Genentech, Inc.*	38,425	2,159,485
Genzyme Corp.—General Division*	19,610	928,141
Gilead Sciences, Inc.*	18,550	1,242,849
Human Genome Sciences, Inc.*	11,130	129,442
ICOS Corp.*	5,035	150,244
IDEXX Laboratories, Inc.*	2,915	183,470
ImClone Systems, Inc.*	5,300	454,687
Immunomedics, Inc.*	3,445	16,777
Incyte Genomics, Inc.*	6,360	48,590
InterMune, Inc.*	2,385	36,777
Invitrogen Corp.*	4,505	324,315
Laboratory Corp. of America Holdings*	12,190	483,943
Lexicon Genetics, Inc.*	3,710	29,086
Ligand Pharmaceuticals, Inc.—Class B*	5,830	101,325
Martek Biosciences Corp.*	2,650	148,851
Maxygen, Inc.*	2,385	25,209
Medarex, Inc.*	6,890	50,228
MedImmune, Inc.*	21,465	502,281
Millennium Pharmaceuticals, Inc.*	24,380	336,444
Molecular Devices Corp.*	1,325	23,559
Monsanto Co.	23,055	887,618
Myriad Genetics, Inc.*	2,385	35,584
Nabi Biopharmaceuticals*	5,035	71,598
Neurocrine Biosciences, Inc.*	3,180	164,883
NPS Pharmaceuticals, Inc.*	3,180	66,780
Onyx Pharmaceuticals, Inc.*	2,915	123,479
OSI Pharmaceuticals, Inc.*	3,445	242,666
PAREXEL International Corp.*	2,385	47,223
Pharmaceutical Product Development, Inc.*	4,240	134,704
Pharmacopeia Drug Discovery*	1,060	6,021
Protein Design Labs, Inc.*	8,215	157,153
Quest Diagnostics, Inc.	6,890	585,305
Regeneron Pharmaceuticals, Inc.*	3,180	33,485
Savient Pharmaceuticals, Inc.*	5,300	13,144
Techne Corp.*	3,445	149,685
Telik, Inc.*	3,710	88,558
The Medicines Co.*	3,975	121,277
Transkaryotic Therapies, Inc.*	2,385	35,680
Trimeris, Inc.*	1,325	19,120
Tularik, Inc.*	4,770	118,296
United Therapeutics Corp.*	1,855	47,581
Vertex Pharmaceuticals, Inc.*	6,890	74,688
Vicuron Pharmaceuticals, Inc.*	4,770	59,911
Xoma Ltd.*	7,420	33,242

TOTAL COMMON STOCKS (Cost $13,767,050)		20,588,496

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$38,000	38,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $13,805,050)—96.3%		20,626,496
Net other assets (liabilities)—3.7%		803,156

NET ASSETS—100.0%		$21,429,652

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 07/24/04 (Underlying notional amount at value $809,872)	8,099	$(465)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (Cost $13,805,050)	$20,626,496
Cash	483
Dividends and interest receivable	1,059
Receivable for investments sold	873,100
Receivable for capital shares issued	1,355,631
Prepaid expenses	282

Total Assets	22,857,051

Liabilities:
Payable for investments purchased	1,376,860
Payable for capital shares redeemed	4
Unrealized depreciation on swap agreements	465
Advisory fees payable	14,135
Management services fees payable	2,827
Administration fees payable	609
Administrative services fees payable	9,424
Distribution fees payable	4,712
Other accrued expenses	18,363

Total Liabilities	1,427,399

Net Assets	$21,429,652

Net Assets consist of:
Capital	$29,074,975
Accumulated net investment income (loss)	(208,816)
Accumulated net realized gains (losses) on investments	(14,257,488)
Net unrealized appreciation (depreciation) on investments	6,820,981

Net Assets	$21,429,652

Shares of Beneficial Interest Outstanding	934,441

Net Asset Value (offering and redemption price per share)	$22.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$9,548
Interest	346

Total Investment Income	9,894

Expenses:
Advisory fees	82,845
Management services fees	16,569
Administration fees	3,499
Transfer agency and administrative service fees	61,107
Distribution fees	27,615
Custody fees	11,782
Fund accounting fees	7,288
Other fees	8,306

Total Gross Expenses before reductions	219,011
Less Expenses reduced by the Advisor	(301)

Total Net Expenses	218,710

Net Investment Income (Loss)	(208,816)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,017,472)
Net realized gains (losses) on swap agreements	22,048
Change in net unrealized appreciation/depreciation on investments	1,314,024

Net Realized and Unrealized Gains (Losses) on Investments	318,600

Change in Net Assets Resulting from Operations	$109,784

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,816)	$(422,980)
Net realized gains (losses) on investments	(995,424)	3,561,893
Change in net unrealized appreciation/depreciation on investments	1,314,024	3,326,107

Change in net assets resulting from operations	109,784	6,465,020

Capital Transactions:
Proceeds from shares issued	74,480,375	156,159,275
Cost of shares redeemed	(67,502,808)	(162,528,029)

Change in net assets resulting from capital transactions	6,977,567	(6,368,754)

Change in net assets	7,087,351	96,266
Net Assets:
Beginning of period	14,342,301	14,246,035

End of period	$21,429,652	$14,342,301

Accumulated net investment income (loss)	$(208,816)	$—

Share Transactions:
Issued	3,229,782	8,170,935
Redeemed	(2,948,535)	(8,424,553)

Change in shares	281,247	(253,618)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.96		$15.17		$25.44		$30.00

Investment Activities:
Net investment income (loss)	(0.21	)(b)	(0.37	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	1.18		6.62		(9.19)		(4.08)

Total income (loss) from investment activities	0.97		6.25		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		—		(0.19)		—

Net Asset Value, End of Period	$22.93		$21.96		$15.17		$25.44

Total Return	4.42	%(c)	39.78%		(37.51)%		(15.20	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.98%		2.04%		2.16%		2.03%
Net expenses(d)	1.98%		1.98%		1.98%		2.03%
Net investment income (loss)(d)	(1.89)%		(1.87)%		1.91%		(1.98)%
Supplemental Data:
Net assets, end of period (000’s)	$21,430		$14,439		$14,246		$44,247
Portfolio turnover rate(e)	312	%(c)	848%		1,049%		1,044	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.7%)
Amerada Hess Corp.	8,970	$710,334
Anadarko Petroleum Corp.	28,704	1,682,054
Apache Corp.	36,777	1,601,638
Arch Coal, Inc.	6,279	229,749
Atwood Oceanics, Inc.*	897	37,450
Baker Hughes, Inc.	37,674	1,418,426
BJ Services Co.*	17,940	822,370
Burlington Resources, Inc.	44,850	1,622,673
Cabot Oil & Gas Corp.	3,588	151,772
Chesapeake Energy Corp.	27,807	409,319
ChevronTexaco Corp.	121,992	11,480,667
Cimarex Energy Co.*	4,485	135,582
ConocoPhillips	70,863	5,406,138
CONSOL Energy, Inc.	9,867	355,212
Cooper Cameron Corp.*	6,279	305,787
Core Laboratories N.V.*	2,691	61,893
Devon Energy Corp.	26,013	1,716,858
Diamond Offshore Drilling, Inc.	7,176	171,004
El Paso Corp.	72,657	572,537
Ensco International, Inc.	17,043	495,951
EOG Resources, Inc.	13,455	803,398
Evergreen Resources, Inc.*	4,485	181,194
Exxon Mobil Corp.	491,613	21,832,534
FMC Technologies, Inc.*	7,176	206,669
Forest Oil Corp.*	6,279	171,542
Global Industries, Ltd.*	8,970	51,308
GlobalSantaFe Corp.	21,528	570,492
Grant Prideco, Inc.*	12,558	231,821
Grey Wolf, Inc.*	21,528	91,279
Halliburton Co.	50,232	1,520,020
Hanover Compressor Co.*	7,176	85,394
Helmerich & Payne, Inc.	5,382	140,578
Input/Output, Inc.*	5,382	44,617
Kerr-McGee Corp.	14,351	771,653
Key Energy Group*	15,249	143,951
Kinder Morgan, Inc.	10,764	638,198
Lone Star Technologies, Inc.*	3,588	98,885
Marathon Oil Corp.	39,468	1,493,469
Massey Energy Co.	8,970	253,044
Maverick Tube Corp.*	4,485	117,776
McDermott International, Inc.*	6,279	63,795
Murphy Oil Corp.	9,867	727,198
Nabors Industries, Ltd.*	17,043	770,684
National-Oilwell, Inc.*	9,867	310,712
Newfield Exploration Co.*	5,382	299,993
Newpark Resources, Inc.*	9,867	61,175
Noble Corp.*	15,249	577,785
Noble Energy, Inc.	6,279	320,229
Occidental Petroleum Corp.	44,850	2,171,189
Oceaneering International, Inc.*	2,691	92,167
Offshore Logistics, Inc.*	2,691	75,671
Parker Drilling Co.*	10,764	41,118
Patina Oil & Gas Corp.	7,176	214,347
Patterson-UTI Energy, Inc.	8,970	299,688
Peabody Energy Corp.	7,176	401,784
Pioneer Natural Resources Co.	13,455	472,001
Pogo Producing Co.	6,279	310,183
Premor, Inc.*	8,970	336,375
Pride International, Inc.*	13,455	230,215
Rowan Companies, Inc.*	11,661	283,712
Schlumberger, Ltd.	67,275	4,272,636
SEACOR SMIT, Inc.*	1,794	78,810
Smith International, Inc.*	11,661	650,217
Stone Energy Corp.*	2,691	122,925
Sunoco, Inc.	8,970	570,671
Superior Energy Services, Inc.*	6,279	63,104
Tesoro Petroleum Corp.*	7,176	198,058
Tidewater, Inc.	6,279	187,114
Transocean Sedco Forex, Inc.*	36,777	1,064,326
Unit Corp.*	4,485	141,053
Unocal Corp.	29,601	1,124,838
Valero Energy Corp.	14,352	1,058,604
Varco International, Inc.*	10,764	235,624
Veritas DGC, Inc.*	3,588	83,062
Vintage Petroleum, Inc.	6,279	106,555
Weatherford International, Ltd.*	15,249	685,900
Western Gas Resources, Inc.	5,382	174,807
Williams Companies, Inc.	59,202	704,504
XTO Energy, Inc.	28,704	855,092

TOTAL COMMON STOCKS (Cost $68,730,412)		79,273,157

TOTAL INVESTMENT SECURITIES (Cost $68,730,412)—87.7%		79,273,157
Net other assets (liabilities)—12.3%		11,111,831

NET ASSETS—100.0%		$90,384,988

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 07/24/04 (Underlying notional amount at value $11,093,775)	11,098	$(5,691)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $68,730,412)	$79,273,157
Dividends receivable	40,054
Receivable for investments sold	11,188,538
Receivable for capital shares issued	5,805,586
Prepaid expenses	514

Total Assets	96,307,849

Liabilities:
Cash overdraft	512,040
Payable for investments purchased	5,252,894
Payable for capital shares redeemed	2,598
Unrealized depreciation on swap agreements	5,691
Advisory fees payable	48,241
Management services fees payable	9,648
Administration fees payable	2,072
Administrative services fees payable	32,164
Distribution fees payable	16,130
Other accrued expenses	41,383

Total Liabilities	5,922,861

Net Assets	$90,384,988

Net Assets consist of:
Capital	$92,433,454
Accumulated net investment income (loss)	(42,484)
Accumulated net realized gains (losses) on investments	(12,543,036)
Net unrealized appreciation (depreciation) on investments	10,537,054

Net Assets	$90,384,988

Shares of Beneficial Interest Outstanding	2,836,197

Net Asset Value (offering and redemption price per share)	$31.87

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$479,866
Interest	766

Total Investment Income	480,632

Expenses:
Advisory fees	202,160
Management services fees	40,432
Administration fees	12,010
Transfer agency and administrative service fees	148,112
Distribution fees	67,387
Custody fees	16,165
Fund accounting fees	16,731
Other fees	20,119

Total Expenses	523,116

Net Investment Income (Loss)	(42,484)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,513,885)
Net realized gains (losses) on swap agreements	(96,778)
Change in net unrealized appreciation/depreciation on investments	6,121,351

Net Realized and Unrealized Gains (Losses) on Investments	4,510,688

Change in Net Assets Resulting from Operations	$4,468,204

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets
	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(42,484)	$(7,707)
Net realized gains (losses) on investments	(1,610,663)	(84,945)
Change in net unrealized appreciation/depreciation on investments	6,121,351	3,609,243

Change in net assets resulting from operations	4,468,204	3,516,591

Capital Transactions:
Proceeds from shares issued	207,984,493	154,516,738
Cost of shares redeemed	(166,465,615)	(132,918,722)

Change in net assets resulting from capital transactions	41,518,878	21,598,016

Change in net assets	45,987,082	25,114,607
Net Assets:
Beginning of period	44,397,906	19,283,299

End of period	$90,384,988	$44,397,906

Accumulated net investment income (loss)	$(42,484)	$—

Share Transactions:
Issued	6,876,298	6,239,036
Redeemed	(5,607,113)	(5,504,219)

Change in shares	1,269,185	734,817

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.33		$23.17		$27.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.01	)(b)	(0.05	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	3.56		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	3.54		5.16		(4.76)		(2.07)

Net Asset Value, End of Period	$31.87		$28.33		$23.17		$27.93

Total Return	12.50	%(d)	22.27%		(17.04)%		(6.90	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.09%		2.16%		2.05%
Net expenses(e)	1.94%		1.98%		1.98%		2.05%
Net investment income (loss)(e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$90,385		$44,398		$19,283		$24,007
Portfolio turnover rate(f)	323	%(d)	1,091%		1,632%		1,169	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.4%)
ACE, Ltd.	2,486	$105,108
AFLAC, Inc.	6,102	249,023
Allstate Corp.	8,814	410,291
Ambac Financial Group, Inc.	1,582	116,182
American Express Co.	12,430	638,653
American International Group, Inc.	24,408	1,739,801
AmSouth Bancorp	4,068	103,612
AON Corp.	3,164	90,079
Archstone-Smith Trust	4,068	119,314
Bank of America Corp.	22,148	1,874,163
Bank of New York Company, Inc.	9,266	273,162
Bank One Corp.	11,074	564,774
Banknorth Group, Inc.	2,712	88,086
BB&T Corp.	6,328	233,946
Bear Stearns Cos., Inc.	1,808	152,432
Boston Properties, Inc.	1,808	90,545
Capital One Financial Corp.	2,712	185,447
Charter One Financial, Inc.	2,938	129,830
Chubb Corp.	2,034	138,678
Cincinnati Financial Corp.	1,130	49,178
CIT Group, Inc.	3,164	121,150
Citigroup, Inc.	54,014	2,511,650
Comerica, Inc.	1,582	86,820
Commerce Bancorp, Inc.	1,356	74,594
Compass Bancshares, Inc.	2,712	116,616
Countrywide Credit Industries, Inc.	3,390	238,148
Duke-Weeks Realty Corp.	4,972	158,159
E*TRADE Group, Inc.*	10,170	113,396
Equity Office Properties Trust	5,876	159,827
Equity Residential Properties Trust	5,650	167,975
Everest Re Group, Ltd.	1,130	90,807
Fannie Mae	9,040	645,094
Fidelity National Financial, Inc.	1,808	67,511
Fifth Third Bancorp	6,102	328,166
First Horizon National Corp.	2,034	92,486
Franklin Resources, Inc.	1,808	90,545
Freddie Mac	7,232	457,786
General Growth Properties, Inc.	3,390	100,242
Golden West Financial Corp.	1,582	168,246
Goldman Sachs Group, Inc.	3,616	340,483
GreenPoint Financial Corp.	678	26,917
Hartford Financial Services Group, Inc.	3,842	264,099
Huntington Bancshares, Inc.	1,582	36,228
iStar Financial, Inc.	5,198	207,920
J.P. Morgan Chase & Co.	23,052	893,725
Jefferson-Pilot Corp.	2,034	103,327
KeyCorp	5,876	175,634
Kimco Realty Corp.	2,712	123,396
Legg Mason, Inc.	1,130	102,841
Lincoln National Corp.	2,938	138,821
Loews Corp.	2,260	135,510
M&T Bank Corp.	2,034	177,568
Marsh & McLennan Companies, Inc.	6,554	297,420
Marshall & Ilsley Corp.	2,034	79,509
MBIA, Inc.	2,034	116,182
MBNA Corp.	13,334	343,884
Mellon Financial Corp.	4,972	145,829
Merrill Lynch & Co., Inc.	9,944	536,777
MetLife, Inc.	5,198	186,348
MGIC Investment Corp.	1,582	120,011
Morgan Stanley Dean Witter & Co.	10,622	560,523
National City Corp.	6,328	221,543
National Commerce Financial Corp.	2,260	73,450
New York Community Bancorp	4,294	84,291
North Fork Bancorp, Inc.	3,842	146,188
Northern Trust Corp.	2,034	85,998
Plum Creek Timber Company, Inc.	3,390	110,446
PNC Financial Services Group	2,938	155,949
Popular, Inc.	2,712	115,992
Principal Financial Group, Inc.	4,520	157,206
Progressive Corp.	2,260	192,778
Prologis Trust	4,068	133,919
Prudential Financial, Inc.	5,876	273,058
Regions Financial Corp.	3,616	132,165
Rouse Co.	3,390	161,025
SAFECO Corp.	2,938	129,272
Schwab (Charles) Corp.	18,984	182,436
Simon Property Group, Inc.	2,938	151,072
SLM Corp.	5,198	210,259
SouthTrust Corp.	2,034	78,940
Sovereign Bancorp, Inc.	4,068	89,903
St. Paul Companies, Inc.	5,876	238,213
State Street Corp.	3,390	166,246
SunTrust Banks, Inc.	2,938	190,941
Synovus Financial Corp.	3,390	85,835
T. Rowe Price Group, Inc.	2,034	102,514
Torchmark Corp.	2,938	158,064
U.S. Bancorp	21,018	579,256
Union Planters Corp.	2,712	80,845
Vornado Realty Trust	2,034	116,162
Wachovia Corp.	14,916	663,762
Washington Mutual, Inc.	9,944	384,235
Wells Fargo & Co.	18,306	1,047,651
XL Capital, Ltd.—Class A	2,034	153,486
Zions Bancorp	2,260	138,877

TOTAL COMMON STOCKS (Cost $20,375,779)		25,246,451

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$90,000	90,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,000)		90,000

TOTAL INVESTMENTS SECURITIES (Cost $20,465,779)—100.8%		25,336,451
Net other assets (liabilities)—(0.8)%		(206,778)

NET ASSETS—100.0%		$25,129,673

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statements of Assets and Liabilities
June 30, 2004
Assets:
Investment securities, at value (cost $20,465,779)	$25,336,451
Cash	192
Dividends and interest receivable	32,904
Receivable for capital shares issued	1,774
Prepaid expenses	381

Total Assets	25,371,702

Liabilities:
Payable for capital shares redeemed	175,310
Advisory fees payable	16,186
Management services fees payable	3,237
Administration fees payable	694
Administrative services fees payable	8,924
Distribution fees payable	7,349
Other accrued expenses	30,329

Total Liabilities	242,029

Net Assets	$25,129,673

Net Assets consist of:
Capital	$26,858,127
Accumulated net investment income (loss)	148,324
Accumulated net realized gains (losses) on investments	(6,747,450)
Net unrealized appreciation (depreciation) on investments	4,870,672

Net Assets	$25,129,673

Shares of Beneficial Interest Outstanding	806,780

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$358,048
Interest	226

Total Investment Income	358,274

Expenses:
Advisory fees	111,640
Management services fees	22,328
Administration fees	4,460
Transfer agency and administrative service fees	71,271
Distribution fees	37,214
Custody fees	18,513
Fund accounting fees	11,525
Other fees	13,497

Total Expenses	290,448

Net Investment Income (Loss)	67,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	183,912
Change in net unrealized appreciation/depreciation on investments	503,310

Net Realized and Unrealized Gains (Losses) on Investments	687,222

Change in Net Assets Resulting from Operations	$755,048

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$67,826	$66,533
Net realized gains (losses) on investments	183,912	714,339
Change in net unrealized appreciation/depreciation on investments	503,310	3,227,266

Change in net assets resulting from operations	755,048	4,008,138

Distributions to Shareholders From:
Net investment income	—	(28,561)

Change in net assets resulting from distributions	—	(28,561)

Capital Transactions:
Proceeds from shares issued	99,775,548	111,685,395
Dividends reinvested	—	28,561
Cost of shares redeemed	(96,425,318)	(106,566,808)

Change in net assets resulting from capital transactions	3,350,230	5,147,148

Change in net assets	4,105,278	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$25,129,673	$21,024,395

Accumulated net investment income (loss)	$148,324	$80,498

Share Transactions:
Issued	3,177,143	4,268,452
Reinvested	—	943
Redeemed	(3,054,656)	(4,084,053)

Change in shares	122,487	185,342

See accompanying notes to the financial statements.

117

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72		$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	0.36		6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.43		6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	—		(0.04)	—	—

Net Asset Value, End of Period	$31.15		$30.72	$23.85	$28.02

Total Return	1.40	%(c)	28.99%	(14.88)%	(6.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.07%	2.14%	2.10%
Net expenses(d)	1.95%		1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.46%		0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$25,130		$21,024	$11,898	$20,089
Portfolio turnover rate(e)	321	%(c)	726%	1,341%	1,330	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

118

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories	43,710	$1,781,619
Accredo Health, Inc.*	3,255	126,782
Aetna, Inc.	4,185	355,725
Affymetrix, Inc.*	2,790	91,317
Alcon, Inc.	2,325	182,861
Allergan, Inc.	4,185	374,641
American Pharmaceutical Partners, Inc.*	1,860	56,507
Amgen, Inc.*	37,200	2,030,005
Amylin Pharmaceuticals, Inc.*	3,255	74,214
Andrx Group*	3,720	103,900
Anthem, Inc.*	3,255	291,518
Apogent Technologies, Inc.*	3,720	119,040
Applera Corp.—Applied Biosystems Group	8,370	182,047
Bard (C.R.), Inc.	3,720	210,738
Barr Laboratories, Inc.*	3,255	109,694
Bausch & Lomb, Inc.	2,325	151,288
Baxter International, Inc.	18,600	641,886
Beckman Coulter, Inc.	2,790	170,190
Becton, Dickinson & Co.	7,440	385,392
Biogen Idec, Inc.*	9,765	617,636
Biomet, Inc.	7,440	330,634
Boston Scientific Corp.*	16,275	696,570
Bristol-Myers Squibb Co.	58,125	1,424,062
Caremark Rx, Inc.*	11,161	367,639
Celgene Corp.*	2,325	133,130
Cephalon, Inc.*	2,325	125,550
Charles River Laboratories International, Inc.*	1,395	68,174
Chiron Corp.*	2,325	103,788
CIGNA Corp.	3,720	255,973
Cooper Companies, Inc.	1,860	117,496
Covance, Inc.*	2,325	89,699
Coventry Health Care, Inc.*	1,860	90,954
CYTYC Corp.*	4,185	106,173
Dade Behring Holdings, Inc.*	2,790	132,581
DaVita, Inc.*	1,860	57,344
DENTSPLY International, Inc.	2,790	145,359
Edwards Lifesciences Corp.*	2,325	81,026
Eli Lilly & Co.	27,435	1,917,980
Express Scripts, Inc.—Class A*	2,325	184,210
First Health Group Corp.*	4,650	72,587
Fisher Scientific International, Inc.*	930	53,708
Forest Laboratories, Inc.*	10,695	605,658
Gen-Probe, Inc.*	2,790	132,023
Genentech, Inc.*	13,020	731,724
Genzyme Corp.—General Division*	6,510	308,118
Gilead Sciences, Inc.*	6,510	436,170
Guidant Corp.	9,300	519,684
HCA, Inc.	12,090	502,822
Health Management Associates, Inc.—Class A	6,510	145,954
Health Net, Inc.*	3,720	98,580
Hillenbrand Industries, Inc.	1,395	84,328
Humana, Inc.*	5,115	86,444
ICOS Corp.*	2,325	69,378
IDEXX Laboratories, Inc.*	1,395	87,801
ImClone Systems, Inc.*	2,325	199,462
INAMED Corp.*	1,395	87,676
Invitrogen Corp.*	1,860	133,901
IVAX Corp.*	6,510	156,175
Johnson & Johnson	82,770	4,610,288
King Pharmaceuticals, Inc.*	6,045	69,215
Laboratory Corp. of America Holdings*	5,115	203,066
Lincare Holdings, Inc.*	3,720	122,239
Manor Care, Inc.	3,255	106,373
Martek Biosciences Corp.*	1,395	78,357
Medco Health Solutions, Inc.*	8,370	313,875
Medicis Pharmaceutical Corp.	1,395	55,730
MedImmune, Inc.*	6,975	163,215
Medtronic, Inc.	33,945	1,653,800
Merck & Co., Inc.	61,845	2,937,637
MGI Pharma, Inc.*	3,720	100,477
Millennium Pharmaceuticals, Inc.*	10,230	141,174
Monsanto Co.	8,835	340,148
Mylan Laboratories, Inc.	8,835	178,909
Neurocrine Biosciences, Inc.*	1,395	72,331
Omnicare, Inc.	4,185	179,160
Oxford Health Plans, Inc.	1,860	102,374
PacifiCare Health Systems, Inc.*	2,325	89,885
Par Pharmaceutical Cos., Inc.*	930	32,745
Patterson Dental Co.*	1,860	142,271
Pfizer, Inc.	214,365	7,348,431
Protein Design Labs, Inc.*	3,255	62,268
Quest Diagnostics, Inc.	2,325	197,509
Renal Care Group, Inc.*	1,860	61,622
Respironics, Inc.*	930	54,638
Schering-Plough Corp.	41,385	764,795
Sepracor, Inc.*	3,255	172,190
St. Jude Medical, Inc.*	5,115	386,950
STERIS Corp.*	930	20,981
Stryker Corp.	7,440	409,200
Tenet Healthcare Corp.*	15,345	205,776
Triad Hospitals, Inc.*	3,255	121,184
UnitedHealth Group, Inc.	16,740	1,042,064
Universal Health Services, Inc.—Class B	1,395	64,017
Valeant Pharmaceuticals International	3,720	74,400
Varian Medical Systems, Inc.*	2,325	184,489
Watson Pharmaceuticals, Inc.*	3,255	87,560
Wellpoint Health Networks, Inc.*	3,720	416,677
Wyeth	39,060	1,412,410
Zimmer Holdings, Inc.*	7,440	656,208

TOTAL COMMON STOCKS (Cost $38,815,092)		44,434,173

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$489,000	489,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $39,304,092)—100.4%		44,923,173
Net other assets (liabilities)—(0.4)%		(164,939)

NET ASSETS—100.0%		$44,758,234

*	Non-income producing security

See accompanying notes to the financial statements.

119

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $39,304,092)	$44,923,173
Cash	1,451
Dividends and interest receivable	56,316
Receivable for capital shares issued	376,494
Prepaid expenses	395

Total Assets	45,357,829

Liabilities:
Payable for investments purchased	477,884
Payable for capital shares redeemed	5
Advisory fees payable	37,493
Management services fees payable	7,499
Administration fees payable	1,608
Administrative services fees payable	22,249
Distribution fees payable	14,366
Other accrued expenses	38,491

Total Liabilities	599,595

Net Assets	$44,758,234

Net Assets consist of:
Capital	$51,066,453
Accumulated net investment income (loss)	(102,219)
Accumulated net realized gains (losses) on investments	(11,825,081)
Net unrealized appreciation (depreciation) on investments	5,619,081

Net Assets	$44,758,234

Shares of Beneficial Interest Outstanding	1,693,996

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$357,705
Interest	330

Total Investment Income	358,035

Expenses:
Advisory fees	180,039
Management services fees	36,008
Administration fees	7,442
Transfer agency and administrative service fees	121,724
Distribution fees	60,013
Custody fees	20,271
Fund accounting fees	15,483
Other fees	19,274

Total Expenses	460,254

Net Investment Income (Loss)	(102,219)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,175,430)
Change in net unrealized appreciation/depreciation on investments	1,228,485

Net Realized and Unrealized Gains (Losses) on Investments	53,055

Change in Net Assets Resulting from Operations	$(49,164)

See accompanying notes to the financial statements

120

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(102,219)	$(120,052)
Net realized gains (losses) on investments	(1,175,430)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,228,485	2,727,687

Change in net assets resulting from operations	(49,164)	1,247,666

Capital Transactions:
Proceeds from shares issued	162,526,253	175,842,151
Cost of shares redeemed	(143,004,526)	(166,426,624)

Change in net assets resulting from capital transactions	19,521,727	9,415,527

Change in net assets	19,472,563	10,663,193
Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$44,758,234	$25,285,671

Accumulated net investment income (loss)	$(102,219)	$—

Share Transactions:
Issued	6,095,065	7,405,590
Redeemed	(5,380,722)	(7,091,298)

Change in shares	714,343	314,292

See accompanying notes to the financial statements

121

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.67		3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36	%(c)	17.42%		(22.69)%		(5.23	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.04%		2.14%		2.06%
Net expenses(d)	1.92%		1.97%		1.98%		2.06%
Net investment income (loss)(d)	(0.43)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$44,758		$25,286		$14,622		$33,227
Portfolio turnover rate(e)	333	%(c)	877%		897%		1,032	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during period.

See accompanying notes to the financial statements.

122

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (58.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,797,000	$8,797,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,797,000	8,797,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,797,000	8,797,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,391,000)		26,391,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,244 (Collateralized by $8,954,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $8,973,445)	8,797,000	8,797,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,220 (Collateralized by $8,982,000 U.S. Treasury Notes, 1.625%, 04/30/05, market value $8,976,722)	8,797,000	8,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,594,000)		17,594,000

TOTAL INVESTMENT SECURITIES (Cost $43,985,000)—97.5%		43,985,000
Net other assets (liabilities)—2.5%		1,111,348

NET ASSETS—100.0%		$45,096,348

	Units	Unrealized Appreciation (Depreciation)
Swap Agreement
Equity Index Swap Agreement based on the Dow Jones U.S. Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $45,038,561)	253,638	$23,021

See accompanying notes to the financial statements.

123

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,391,000)	$26,391,000
Repurchase agreement, at cost	17,594,000

Total Investments	43,985,000
Cash	1,086
Segregated cash balances with custodian for swap agreements	87
Interest receivable	464
Receivable for capital shares issued	1,189,497
Unrealized appreciation on swap agreements	23,021
Prepaid expenses	753

Total Assets	45,199,908

Liabilities:
Advisory fees payable	30,958
Management services fees payable	6,192
Administration fees payable	1,335
Administrative services fees payable	20,643
Distribution fees payable	10,325
Other accrued expenses	34,107

Total Liabilities	103,560

Net Assets	$45,096,348

Net Assets consist of:
Capital	$51,527,736
Accumulated net investment income (loss)	(290,971)
Accumulated net realized gains (losses) on investments	(6,163,438)
Net unrealized appreciation (depreciation) on investments	23,021

Net Assets	$45,096,348

Shares of Beneficial Interest Outstanding	1,401,048

Net Asset Value (offering and redemption price per share)	$32.19

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$285,856

Expenses:
Advisory fees	226,244
Management services fees	45,249
Administration fees	8,658
Transfer agency and administrative service fees	166,095
Distribution fees	75,415
Custody fees	15,818
Fund accounting fees	18,276
Other fees	21,072

Total Expenses	576,827

Net Investment Income (Loss)	(290,971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(19,152,422)
Change in net unrealized appreciation/depreciation on investments	921,516

Net Realized and Unrealized Gains (Losses) on Investments	(18,230,906)

Change in Net Assets Resulting from Operations	$(18,521,877)

See accompanying notes to the financial statements.

124

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(290,971)	$(395,143)
Net realized gains (losses) on investments	(19,152,422)	11,706,856
Change in net unrealized appreciation/depreciation on investments	921,516	199,326

Change in net assets resulting from operations	(18,521,877)	11,511,039

Capital Transactions:
Proceeds from shares issued	231,817,874	267,629,406
Cost of shares redeemed	(244,417,323)	(258,562,216)

Change in net assets resulting from capital transactions	(12,599,449)	9,067,190

Change in net assets	(31,121,326)	20,578,229
Net Assets:
Beginning of period	76,217,674	55,639,445

End of period	$45,096,348	$76,217,674

Accumulated net investment income (loss)	$(290,971)	$—

Share Transactions:
Issued	6,501,634	8,507,473
Redeemed	(6,959,925)	(8,538,349)

Change in shares	(458,291)	(30,876)

See accompanying notes to the financial statements.

125

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$40.99		$29.44		$30.00
Investment Activities:
Net investment income (loss)	(0.17	)(b)	(0.31	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	(8.63)		11.86		(0.49)

Total income (loss) from investment activities	(8.80)		11.55		(0.56)

Net Asset Value, End of Period	$32.19		$40.99		$29.44

Total Return	(21.47	)%(c)	39.23%		(1.87	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.98%		1.98%
Net expenses(d)	1.91%		1.97%		1.98%
Net investment income (loss)(d)	(0.97)%		(0.94)%		(0.40)%
Supplemental Data:
Net assets, end of period (000’s)	$45,096		$76,218		$55,639
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

126

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100%)
Alexandria Real Estate Equities, Inc.REIT	4,676	$265,503
AMB Property Corp.REIT	19,706	682,419
American Financial Realty TrustREIT	26,052	372,283
Annaly Mortgage Management, Inc.REIT	28,056	475,830
Apartment Investment & Management Co.—Class AREIT	22,378	696,627
Archstone-Smith TrustREIT	44,088	1,293,101
Arden Realty Group, Inc.REIT	15,698	461,678
AvalonBay Communities, Inc.REIT	17,034	962,762
Boston Properties, Inc.REIT	25,384	1,271,231
Brandywine Realty TrustREIT	11,022	299,688
BRE Properties, Inc.—Class AREIT	11,356	394,621
Camden Property TrustREIT	8,350	382,430
Capital AutomotiveREIT	7,682	225,313
CarrAmerica Realty Corp.REIT	13,026	393,776
Catellus Development Corp.REIT	21,042	518,685
CBL & Associates Properties, Inc.REIT	7,348	404,140
Centerpoint Properties Corp.REIT	5,678	435,787
Chelsea Property Group, Inc.REIT	10,354	675,288
Colonial Properties TrustREIT	5,344	205,904
Cousins Properties, Inc.REIT	9,352	308,148
Crescent Real Estate Equities Co.REIT	22,044	355,349
Developers Diversified Realty Corp.REIT	24,382	862,391
Duke-Weeks Realty Corp.REIT	31,730	1,009,331
Equity Inns, Inc.REIT	10,688	99,292
Equity Office Properties TrustREIT	96,192	2,616,421
Equity Residential Properties TrustREIT	66,800	1,985,963
Essex Property Trust, Inc.REIT	5,010	342,434
Federal Realty Investment TrustREIT	12,358	513,969
FelCor Lodging Trust, Inc.REIT*	11,022	133,366
First Industrial Realty Trust, Inc.REIT	9,686	357,220
Friedman, Billings, Ramsey Group, Inc.	34,068	674,206
Gables Residential TrustREIT	7,014	238,336
General Growth Properties, Inc.REIT	51,770	1,530,838
Glenborough Realty Trust, Inc.REIT	7,682	140,965
Health Care Property Investors, Inc.REIT	31,396	754,760
Health Care, Inc.REIT	12,358	401,635
Healthcare Realty Trust, Inc.REIT	10,354	388,068
Highwoods Properties, Inc.REIT	12,692	298,262
Home Properties of New York, Inc.REIT	7,348	286,425
Hospitality Properties TrustREIT	15,030	635,769
Host Marriott Corp.REIT*	64,128	792,622
HRPT Properties TrustREIT	42,084	421,261
IMPAC Mortgage Holdings, Inc.REIT	15,364	345,997
iStar Financial, Inc.REIT	26,052	1,042,080
Kilroy Realty Corp.REIT	6,680	227,788
Kimco Realty Corp.REIT	22,378	1,018,199
Koger Equity, Inc.REIT	6,346	146,720
Liberty Property TrustREIT	19,038	765,518
LNR Property Corp.	4,676	253,673
Macerich Co.REIT	14,028	671,520
Mack-Cali Realty Corp.REIT	14,362	594,300
Manufactured Home Communities, Inc.REIT	5,010	166,282
MeriStar Hospitality Corp.REIT*	19,038	130,220
Mills Corp.REIT	10,354	483,532
Nationwide Health Properties, Inc.REIT	15,698	296,692
New Plan Excel Realty Trust, Inc.REIT	23,714	553,959
Novastar Financial, Inc.REIT	6,012	228,216
Pan Pacific Retail PropertiesREIT	9,686	489,337
Pennsylvania REIT	8,684	297,427
Plum Creek Timber Company, Inc.	43,754	1,425,505
Post Properties, Inc.REIT	9,352	272,611
Prentiss Properties TrustREIT	9,352	313,479
Prologis TrustREIT	40,748	1,341,424
Public Storage, Inc.REIT	21,042	968,142
Rayonier, Inc.	11,690	519,621
Realty Income Corp.REIT	9,352	390,259
Reckson Associates Realty Corp.REIT	16,032	440,239
Redwood Trust, Inc.REIT	5,010	278,957
Regency Centers Corp.REIT	13,360	573,144
Rouse Co.REIT	22,712	1,078,820
Shurgard Storage Centers, Inc.—Class AREIT	11,022	412,223
Simon Property Group, Inc.REIT	43,754	2,249,830
SL Green Realty Corp.REIT	9,352	437,674
St. Joe Co.	9,686	384,534
Taubman Centers, Inc.REIT	11,022	252,294
Thornburg Mortgage Asset Corp.REIT	19,372	522,075
Trizec Properties, Inc.REIT	21,710	353,005
United Dominion Realty Trust, Inc.REIT	30,394	601,193
Ventas, Inc.REIT	20,040	467,934
Vornado Realty TrustREIT	25,718	1,468,755
Washington REIT	10,020	294,388
Weingarten Realty InvestorsREIT	19,038	595,509

TOTAL COMMON STOCKS (Cost $41,147,854)		48,917,172

TOTAL INVESTMENT SECURITIES (Cost $41,147,854)—100.0%		48,917,172
Net other assets (liabilities)—NM		22,801

NET ASSETS—100.0%		$48,939,973

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

127

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $41,147,854)	$48,917,172
Dividends receivable	330,903
Receivable for capital shares issued	2,679,996
Prepaid expenses	976

Total Assets	51,929,047

Liabilities:
Cash overdraft	49,403
Payable for investments purchased	2,344,081
Payable for capital shares redeemed	490,617
Advisory fees payable	30,047
Management services fees payable	6,009
Administration fees payable	1,290
Administrative services fees payable	19,570
Distribution fees payable	10,088
Other accrued expenses	37,969

Total Liabilities	2,989,074

Net Assets	$48,939,973

Net Assets consist of:
Capital	$54,113,254
Accumulated net realized gains (losses) on investments	(12,942,599)
Net unrealized appreciation (depreciation) on investments	7,769,318

Net Assets	$48,939,973

Shares of Beneficial Interest Outstanding	1,174,206

Net Asset Value (offering and redemption price per share)	$41.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,041,838
Interest	166

Total Investment Income	1,042,004

Expenses:
Advisory fees	208,022
Management services fees	41,605
Administration fees	8,551
Transfer agency and administrative service fees	148,020
Distribution fees	69,341
Custody fees	20,997
Fund accounting fees	18,145
Other fees	21,568

Total Expenses	536,249

Net Investment Income (Loss)	505,755

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,749,322)
Change in net unrealized appreciation/depreciation on investments	1,485,060

Net Realized and Unrealized Gains (Losses) on Investments	(4,264,262)

Change in Net Assets Resulting from Operations	$(3,758,507)

See accompanying notes to the financial statements.

128

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$505,755	$743,288
Net realized gains (losses) on investments	(5,749,322)	773,332
Change in net unrealized appreciation/depreciation on investments	1,485,060	4,659,864

Change in net assets resulting from operations	(3,758,507)	6,176,484

Distributions to Shareholders From:
Net investment income	(1,117,260)	(460,558)

Change in net assets resulting from distributions	(1,117,260)	(460,558)

Capital Transactions:
Proceeds from shares issued	417,236,861	283,092,753
Dividends reinvested	1,117,260	460,558
Cost of shares redeemed	(404,151,750)	(270,576,155)

Change in net assets resulting from capital transactions	14,202,371	12,977,156

Change in net assets	9,326,604	18,693,082
Net Assets:
Beginning of period	39,613,369	20,920,287

End of period	$48,939,973	$39,613,369

Accumulated net investment income (loss)	$—	$611,505

Share Transactions:
Issued	9,835,806	7,969,841
Reinvested	25,613	13,038
Redeemed	(9,655,881)	(7,685,490)

Change in shares	205,538	297,389

See accompanying notes to the financial statements.

129

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period.	$40.89		$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss)	0.38	(b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	1.08	(c)	9.14	(1.34)	1.19

Total income (loss) from investment activities	1.46		10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.67)		(0.50)	(1.37)	—
Return of capital	—		—	(0.23)	—

Total distributions	(0.67)		(0.50)	(1.60)	—

Net Asset Value, End of Period	$41.68		$40.89	$31.16	$32.72

Total Return	3.54	%(d)	33.15%	0.02%	9.07	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.93%		2.02%	2.13%	1.99%
Net expenses(e)	1.93%		1.98%	1.98%	1.99%
Net investment income (loss)(e)	1.82%		3.08%	4.09%	5.01%
Supplemental Data:
Net assets, end of period (000’s)	$48,940		$39,613	$20,920	$39,414
Portfolio turnover rate(f)	627	%(d)	1,113%	1,163%	753	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amounts shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

130

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (84.4%)
Actel Corp.*	594	$10,989
Advanced Micro Devices, Inc.*	8,613	136,947
Agere Systems, Inc.*	19,899	45,768
Agere Systems, Inc.—Class B*	22,572	48,530
Altera Corp.*	9,207	204,580
Amkor Technology, Inc.*	2,376	19,436
Analog Devices, Inc.	9,207	433,466
Applied Materials, Inc.*	41,580	815,800
Applied Micro Circuits Corp.*	7,722	41,081
Asyst Technologies, Inc.*	1,188	12,284
Atmel Corp.*	10,989	65,055
ATMI, Inc.*	891	24,333
Axcelis Technologies, Inc.*	2,376	29,557
Broadcom Corp.—Class A*	6,237	291,704
Brooks Automation, Inc.*	1,188	23,938
Cirrus Logic, Inc.*	2,079	12,495
Cohu, Inc.	594	11,310
Conexant Systems, Inc.*	11,582	50,150
Credence Systems Corp.*	1,782	24,592
Cree Research, Inc.*	1,782	41,485
Cymer, Inc.*	891	33,359
Cypress Semiconductor Corp.*	2,970	42,144
DSP Group, Inc.*	594	16,181
DuPont Photomasks, Inc.*	297	6,038
ESS Technology, Inc.*	891	9,543
Exar Corp.*	891	13,062
Fairchild Semiconductor International, Inc.*	2,376	38,895
Integrated Device Technology, Inc.*	2,673	36,994
Intel Corp.	97,683	2,696,050
Interdigital Communications Corp.*	1,485	27,933
International Rectifier Corp.*	1,782	73,810
Intersil Corp.—Class A	3,564	77,196
KLA-Tencor Corp.*	4,752	234,654
Kopin Corp.*	1,782	9,106
Kulicke & Soffa Industries, Inc.*	1,188	13,020
Lam Research Corp.*	3,267	87,556
Lattice Semiconductor Corp.*	2,673	18,738
Linear Technology Corp.	7,722	304,787
LSI Logic Corp.*	9,504	72,420
LTX Corp.*	1,485	16,053
M-Systems Flash Disk Pioneers Ltd.*	891	13,285
Marvell Technology Group, Ltd.*	4,752	126,878
Maxim Integrated Products, Inc.	8,019	420,356
Micrel, Inc.*	1,782	21,651
Microchip Technology, Inc.	5,049	159,245
Micron Technology, Inc.*	15,147	231,901
Mykrolis Corp.*	891	15,521
National Semiconductor Corp.*	8,910	195,931
Novellus Systems, Inc.*	3,564	112,052
NVIDIA Corp.*	3,861	79,151
OmniVision Technologies, Inc.*	1,485	23,686
Photronics, Inc.*	594	11,250
PMC-Sierra, Inc.*	4,455	63,929
Power Integrations, Inc.*	891	22,186
Rambus, Inc.*	2,376	42,222
RF Micro Devices, Inc.*	4,455	33,412
Sandisk Corp.*	3,861	83,745
Semtech Corp.*	1,782	41,948
Silicon Image, Inc.*	1,782	23,398
Silicon Laboratories, Inc.*	891	41,298
Silicon Storage Technology, Inc.*	2,079	21,414
Skyworks Solutions, Inc.*	3,564	31,114
Teradyne, Inc.*	4,752	107,870
Texas Instruments, Inc.	42,768	1,034,130
Transmeta Corp.*	3,861	8,456
TriQuint Semiconductor, Inc.*	2,970	16,216
Ultratech Stepper, Inc.*	594	9,670
Varian Semiconductor Equipment Associates, Inc.*	891	34,357
Vitesse Semiconductor Corp.*	5,346	26,088
Xilinx, Inc.	8,613	286,899
Zoran Corp.*	1,188	21,800

TOTAL COMMON STOCKS (Cost $6,909,166)		9,532,098

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,000	6,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $6,915,166)—84.5%		9,538,098
Net other assets (liabilities)—15.5%		1,750,056

NET ASSETS—100.0%		$11,288,154

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 07/24/04 (Underlying notional amount at value $1,705,203)	17,052	$(1,675)

*	Non-income producing security

See accompanying notes to the financial statements.

131

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investments securities, at value (cost $6,915,166)	$9,538,098
Cash	303
Dividends and interest receivable	28
Receivable for capital shares issued	1,184,672
Receivable for investments sold	1,722,200
Prepaid expenses	123

Total Assets	12,445,424

Liabilities:
Payable for investments purchased	1,136,953
Unrealized depreciation on swap agreements	1,675
Advisory fees payable	5,248
Management services fees payable	1,050
Administration fees payable	226
Administrative services fees payable	3,499
Distribution fees payable	1,750
Other accrued expenses	6,869

Total Liabilities	1,157,270

Net Assets	$11,288,154

Net Assets consist of:
Capital	$12,228,075
Accumulated net investment income (loss)	(93,165)
Accumulated net realized gains (losses) on investments	(3,468,013)
Net unrealized appreciation (depreciation) on investments	2,621,257

Net Assets	$11,288,154

Shares of Beneficial Interest Outstanding	437,417

Net Asset Value (offering and redemption price per share)	$25.81

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$22,073
Interest	344

Total Investment Income	22,417

Expenses:
Advisory fees	43,781
Management services fees	8,756
Administration fees	1,794
Transfer agency and administrative service fees	31,525
Distribution fees	14,594
Custody fees	8,850
Fund accounting fees	3,085
Other fees	3,197

Total Expenses	115,582

Net Investment Income (Loss)	(93,165)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,134
Net realized gains (losses) on swap agreements	8,974
Change in net unrealized appreciation/depreciation on investments	(1,872,077)

Net Realized and Unrealized Gains (Losses) on Investments	(1,858,969)

Change in Net Assets Resulting from Operations	$(1,952,134)

See accompanying notes to the financial statements.

132

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(93,165)	$(221,326)
Net realized gains (losses) on investments	13,108	67,026
Change in net unrealized appreciation/depreciation on investments	(1,872,077)	4,432,258

Change in net assets resulting from operations	(1,952,134)	4,277,958

Capital Transactions:
Proceeds from shares issued	55,166,133	163,290,583
Cost of shares redeemed	(60,258,213)	(153,025,938)

Change in net assets resulting from capital transactions	(5,092,080)	10,264,645

Change in net assets	(7,044,214)	14,542,603
Net Assets:
Beginning of period	18,332,368	3,789,765

End of period	$11,288,154	$18,332,368

Accumulated net investment income (loss)	$(93,165)	$—

Share Transactions:
Issued	1,997,370	7,522,727
Redeemed	(2,184,784)	(7,141,102)

Change in shares	(187,414)	381,625

See accompanying notes to the financial statements.

133

PROFUNDS VP

ProFund VP Semiconductor

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.34		$15.58		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.41	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments	(3.31)		14.17		(14.18)

Total income (loss) from investment activities	(3.53)		13.76		(14.42)

Net Asset Value, End of Period	$25.81		$29.34		$15.58

Total Return	(12.03	)%(c)	88.32%		(48.07	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.05%		2.33%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	(1.60)%		(1.72)%		(1.89)%
Supplemental Data:
Net assets, end of period (000’s)	$11,288		$18,332		$3,790
Portfolio turnover rate(e)	544	%(c)	1,364%		886	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

134

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.8%)
3Com Corp.*	7,068	$44,175
ADC Telecommunications, Inc.*	12,958	36,801
Adobe Systems, Inc.	2,945	136,943
Advanced Micro Devices, Inc.*	5,890	93,651
Affiliated Computer Services, Inc.—Class A*	1,178	62,363
Agere Systems, Inc.*	21,204	48,769
Altera Corp.*	4,123	91,613
Amdocs, Ltd.*	2,356	55,201
American Tower Corp.*	2,945	44,764
Analog Devices, Inc.	4,712	221,840
Andrew Corp.*	3,534	70,715
Apple Computer, Inc.*	5,301	172,495
Applied Materials, Inc.*	20,615	404,465
Atmel Corp.*	11,780	69,738
Autodesk, Inc.	1,767	75,645
Avaya, Inc.*	6,479	102,303
BEA Systems, Inc.*	4,712	38,733
BMC Software, Inc.*	4,123	76,276
Broadcom Corp.—Class A*	2,945	137,738
Cadence Design Systems, Inc.*	4,123	60,319
Check Point Software Technologies, Ltd.*	4,123	111,280
CIENA Corp.*	7,068	26,293
Cisco Systems, Inc.*	83,049	1,968,262
Citrix Systems, Inc.*	2,356	47,968
Cognizant Technology Solutions Corp.*	2,356	59,866
Computer Associates International, Inc.	6,479	181,801
Computer Sciences Corp.*	2,356	109,389
Compuware Corp.*	6,479	42,761
Comverse Technology, Inc.*	2,945	58,723
Conexant Systems, Inc.*	10,602	45,907
Corning, Inc.*	21,204	276,924
Crown Castle International Corp.*	4,123	60,814
Cypress Semiconductor Corp.*	2,945	41,790
Dell, Inc.*	27,683	991,605
Electronic Data Systems Corp.	4,712	90,235
EMC Corp.*	31,806	362,588
Fairchild Semiconductor International, Inc.*	4,123	67,494
Harris Corp.	1,767	89,675
Hewlett-Packard Co.	32,395	683,535
Intel Corp.	79,515	2,194,613
International Business Machines Corp.	20,026	1,765,291
International Rectifier Corp.*	1,767	73,189
Intersil Corp. —Class A	2,356	51,031
Intuit, Inc.*	2,356	90,894
JDS Uniphase Corp.*	23,560	89,292
Juniper Networks, Inc.*	6,479	159,189
KLA-Tencor Corp.*	2,356	116,339
Lam Research Corp.*	1,767	47,356
Level 3 Communications, Inc.*	11,191	39,728
Lexmark International Group, Inc.*	1,767	170,569
Linear Technology Corp.	3,534	139,487
LSI Logic Corp.*	8,246	62,835
Lucent Technologies, Inc.*	55,366	209,283
Marvell Technology Group, Ltd.*	3,534	94,358
Maxim Integrated Products, Inc.	4,123	216,128
Maxtor Corp.*	5,890	39,051
Mercury Interactive Corp.*	1,767	88,050
Microchip Technology, Inc.	2,945	92,885
Micron Technology, Inc.*	8,835	135,264
Microsoft Corp.	121,334	3,465,298
Motorola, Inc.	30,039	548,212
National Semiconductor Corp.*	4,712	103,617
NCR Corp.*	1,178	58,417
Network Appliance, Inc.*	4,712	101,449
Network Associates, Inc.*	2,356	42,714
Novell, Inc.*	4,712	39,534
Novellus Systems, Inc.*	2,356	74,073
NVIDIA Corp.*	2,356	48,298
Oracle Corp.*	47,120	562,142
PeopleSoft, Inc.*	3,534	65,379
Pitney Bowes, Inc.	1,767	78,190
PMC-Sierra, Inc.*	4,123	59,165
QLogic Corp.*	1,767	46,985
Qualcomm, Inc.	10,013	730,750
Rambus, Inc.*	1,178	20,933
Red Hat, Inc.*	2,356	54,117
Sandisk Corp.*	2,356	51,102
Scientific-Atlanta, Inc.	2,945	101,603
Seagate Technology Common	1,767	25,498
Siebel Systems, Inc.*	7,657	81,777
Storage Technology Corp.*	1,767	51,243
Sun Microsystems, Inc.*	45,353	196,832
SunGard Data Systems, Inc.*	4,123	107,198
Symantec Corp.*	4,712	206,291
Synopsys, Inc.*	2,356	66,981
Tellabs, Inc.*	7,068	61,774
Teradyne, Inc.*	2,945	66,852
Texas Instruments, Inc.	21,204	512,712
Unisys Corp.*	2,356	32,701
UTStarcom, Inc.*	1,178	35,635
VeriSign, Inc.*	5,301	105,490
Veritas Software Corp.*	5,890	163,153
WebMD Corp.*	5,890	54,895
Western Digital Corp.*	4,712	40,806
Xerox Corp.*	11,191	162,269
Xilinx, Inc.	4,123	137,337
Yahoo!, Inc.*	15,314	556,358
Zebra Technologies Corp.*	1,178	102,486

TOTAL COMMON STOCKS (Cost $15,522,666)		22,256,555

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$58,000	58,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $15,580,666)—101.1%		22,314,555
Net other assets (liabilities)—(1.1)%		(241,203)

NET ASSETS—100.0%		$22,073,352

*	Non-income producing security

See accompanying notes to the financial statements.

135

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $15,580,666)	$22,314,555
Cash	231
Dividends and interest receivable	5,256
Receivable for investments sold	1,564
Receivable for capital shares issued	267
Prepaid expenses	278

Total Assets	22,322,151

Liabilities:
Payable for capital shares redeemed	195,810
Advisory fees payable	15,504
Management services fees payable	3,101
Administration fees payable	667
Administrative services fees payable	7,580
Distribution fees payable	7,317
Other accrued expenses	18,820

Total Liabilities	248,799

Net Assets	$22,073,352

Net Assets consist of:
Capital	$28,037,967
Accumulated net investment income (loss)	(208,570)
Accumulated net realized gains (losses) on investments	(12,489,934)
Net unrealized appreciation (depreciation) on investments	6,733,889

Net Assets	$22,073,352

Shares of Beneficial Interest Outstanding	1,448,380

Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$34,704
Interest	175

Total Investment Income	34,879

Expenses:
Advisory fees	99,822
Management services fees	19,965
Administration fees	3,891
Transfer agency and administrative service fees	54,266
Distribution fees	33,274
Custody fees	14,360
Fund accounting fees	8,257
Other fees	9,614

Total Expenses	243,449

Net Investment Income (Loss)	(208,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,369
Change in net unrealized appreciation/depreciation on investments	(665,383)

Net Realized and Unrealized Gains (Losses) on Investments	(190,014)

Change in Net Assets Resulting from Operations	$(398,584)

See accompanying notes to the financial statements.

136

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,570)	$(305,285)
Net realized gains (losses) on investments	475,369	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(665,383)	6,652,164

Change in net assets resulting from operations	(398,584)	4,937,076

Capital Transactions:
Proceeds from shares issued	55,139,930	143,341,240
Cost of shares redeemed	(63,298,804)	(132,918,727)

Change in net assets resulting from capital transactions	(8,158,874)	10,422,513

Change in net assets	(8,557,458)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$22,073,352	$30,630,810

Accumulated net investment income (loss)	$(208,570)	$—

Share Transactions:
Issued	3,622,481	10,994,361
Redeemed	(4,142,630)	(10,458,167)

Change in shares	(520,149)	536,194

See accompanying notes to the financial statements.

137

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.20)		5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.32)		4.90		(7.31)		(12.03)

Net Asset Value, End of Period	$15.24		$15.56		$10.66		$17.97

Total Return	(2.06	)%(c)	45.97%		(40.68)%		(40.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.93%		2.27%		2.10%
Net expenses(d)	1.83%		1.93%		1.98%		2.10%
Net investment income (loss)(d)	(1.57)%		(1.47)%		(1.77)%		(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$22,073		$30,631		$15,271		$15,410
Portfolio turnover rate(e)	216	%(c)	702%		1,208%		2,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

138

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.5%)
Alltel Corp.	8,062	$408,098
AT&T Corp.	20,850	305,036
AT&T Wireless Services, Inc.*	31,692	453,829
BellSouth Corp.	16,372	429,274
CenturyTel, Inc.	3,336	100,213
Cincinnati Bell, Inc.*	6,394	28,389
Citizens Communications Co.*	7,506	90,823
IDT Corp.*	278	5,012
IDT Corp.—Class B*	1,112	20,505
Level 3 Communications, Inc.*	16,402	58,227
Nextel Communications, Inc.—Class A*	17,256	460,045
Nextel Partners, Inc.—Class A*	1,112	17,703
NII Holdings, Inc.—Class B*	1,668	56,195
Qwest Communications International, Inc.*	38,642	138,725
SBC Communications, Inc.	87,570	2,123,573
Sprint Corp. (FON Group)	25,536	449,434
Telephone & Data Systems, Inc.	1,390	98,968
US Cellular Corp.*	278	10,717
Verizon Communications, Inc.	61,914	2,240,667
Western Wireless Corp.—Class A*	1,946	56,259
Wireless Facilities, Inc.*	1,390	13,664

TOTAL COMMON STOCKS (Cost $6,388,611)		7,565,356

TOTAL INVESTMENT SECURITIES (Cost $6,388,611)—79.5%		7,565,356
Net other assets (liabilities)—20.5%		1,947,581

NET ASSETS —100.0%		$9,512,937

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 07/24/04 (Underlying notional amount at value $2,003,359)	20,034	$(1,926)

*	Non-income producing security

See accompanying notes to the financial statements.

139

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $6,388,611)	$7,565,356
Dividends and interest receivable	8,421
Receivable for investments sold	2,035,370
Prepaid expenses	161

Total Assets	9,609,308

Liabilities:
Cash overdraft	3,693
Payable for capital shares redeemed	67,944
Unrealized depreciation on swap agreements	1,926
Advisory fees payable	5,743
Management services fees payable	1,149
Administration fees payable	249
Administrative services fees payable	3,829
Distribution fees payable	1,915
Other accrued expenses	9,923

Total Liabilities	96,371

Net Assets	$9,512,937

Net Assets consist of:
Capital	$12,807,751
Accumulated net investment income (loss)	270,011
Accumulated net realized gains (losses) on investments	(4,739,644)
Net unrealized appreciation (depreciation) on investments	1,174,819

Net Assets	$9,512,937

Shares of Beneficial Interest Outstanding	679,099

Net Asset Value (offering and redemption price per share)	$14.01

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$231,611
Interest	288

Total Investment Income	231,899

Expenses:
Advisory fees	48,291
Management services fees	9,658
Administration fees	1,787
Transfer agency and administrative service fees	35,734
Distribution fees	16,097
Custody fees	6,333
Fund accounting fees	4,437
Other fees	5,152

Total Expenses	127,489

Net Investment Income (Loss)	104,410

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(841,779)
Net realized gains (losses) on swap agreements	11,931
Change in net unrealized appreciation/depreciation on investments	203,368

Net Realized and Unrealized Gains (Losses) on Investments	(626,480)

Change in Net Assets Resulting from Operations	$(522,070)

See accompanying notes to the financial statements.

140

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$104,410	$165,601
Net realized gains (losses) on investments	(829,848)	(892,077)
Change in net unrealized appreciation/depreciation on investments	203,368	(157,393)

Change in net assets resulting from operations	(522,070)	(883,869)

Capital Transactions:
Proceeds from shares issued	52,782,569	84,049,515
Cost of shares redeemed	(50,236,010)	(92,472,931)

Change in net assets resulting from capital transactions	2,546,559	(8,423,416)

Change in net assets	2,024,489	(9,307,285)
Net Assets:
Beginning of period	7,488,448	16,795,733

End of period	$9,512,937	$7,488,448

Accumulated net investment income (loss)	$270,011	$165,601

Share Transactions:
Issued	3,669,362	6,502,112
Redeemed	(3,535,400)	(7,209,075)

Change in shares	133,962	(706,963)

See accompanying notes to the financial statements.

141

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74		$13.41	$21.57		$30.00

Investment Activities:
Net investment income (loss)	0.12	(b)	0.31 (b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments	0.15	(c)	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	0.27		0.33	(8.16)		(8.43)

Net Asset Value, End of Period	$14.01		$13.74	$13.41		$21.57

Total Return	1.97	%(d)	2.46%	(37.83)%		(28.10	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.06%	2.19%		2.17%
Net expenses(e)	1.98%		1.97%	1.98%		2.17%
Net investment income (loss)(e)	1.62%		2.40%	(0.72)%		(1.27)%
Supplemental Data:
Net assets, end of period (000’s)	$9,513		$7,488	$16,796		$4,150
Portfolio turnover rate(f)	584	%(d)	1,508%	1,290%		2,830	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

142

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
AES Corp.*	31,020	$308,029
AGL Resources, Inc.	3,055	88,748
Allegheny Energy, Inc.*	6,580	101,398
Alliant Energy Corp.	5,640	147,091
Ameren Corp.	9,400	403,824
American Electric Power, Inc.	20,445	654,240
Aqua America, Inc.	4,700	94,235
Aquilla, Inc.*	10,105	35,974
Atmos Energy Corp.	2,585	66,150
Avista Corp.	2,350	43,287
Black Hills Corp.	1,645	51,818
Calpine Corp.*	21,385	92,383
CenterPoint Energy, Inc.	13,865	159,448
Cinergy Corp.	8,695	330,410
CLECO Corp.	2,350	42,253
CMS Energy Corp.*	8,460	77,240
Consolidated Edison, Inc.	12,455	495,211
Constellation Energy Group, Inc.	8,695	329,541
Dominion Resources, Inc.	16,920	1,067,313
DPL, Inc.	4,935	95,838
DTE Energy Co.	8,930	362,022
Duke Energy Corp.	47,235	958,397
Duquesne Light Holdings, Inc.	3,995	77,143
Dynegy, Inc.—Class A*	14,570	62,068
Edison International	15,510	396,591
El Paso Electric Co.*	2,350	36,284
Energen Corp.	1,645	78,944
Energy East Corp.	7,520	182,360
Entergy Corp.	11,750	658,118
Equitable Resources, Inc.	3,290	170,126
Exelon Corp.	34,075	1,134,356
FirstEnergy Corp.	16,920	632,977
FPL Group, Inc.	8,695	556,045
Great Plains Energy, Inc.	3,760	111,672
Hawaiian Electric Industries, Inc.	4,230	110,403
IDACORP, Inc.	1,880	50,760
KeySpan Corp.	8,225	301,857
MDU Resources Group, Inc.	5,640	135,529
National Fuel Gas Co.	3,995	99,875
New Jersey Resources Corp.	1,410	58,628
NICOR, Inc.	2,350	79,830
NiSource, Inc.	13,630	281,051
Northeast Utilities System	6,580	128,113
Northwest Natural Gas Co.	1,410	43,005
NRG Energy, Inc.*	4,230	104,904
NSTAR	2,820	135,022
NUI Corp.	940	13,724
OGE Energy Corp.	4,465	113,724
ONEOK, Inc.	4,935	108,520
Peoples Energy Corp.	1,880	79,242
Pepco Holdings, Inc.	8,930	163,240
PG&E Corp.*	19,270	538,404
Piedmont Natural Gas Company, Inc.	1,880	80,276
Pinnacle West Capital Corp.	4,700	189,833
PNM Resources, Inc.	3,055	63,452
PPL Corp.	9,165	420,674
Progress Energy, Inc.	12,690	558,995
Public Service Enterprise Group, Inc.	12,220	489,167
Puget Energy, Inc.	5,170	113,275
Questar Corp.	4,230	163,447
Reliant Resources, Inc.*	14,335	155,248
SCANA Corp.	5,170	188,033
Sempra Energy	10,340	356,005
Sierra Pacific Resources*	6,110	47,108
Southern Co.	38,070	1,109,740
Southern Union Co.*	2,820	59,446
TECO Energy, Inc.	9,635	115,524
Texas Genco Holdings, Inc.	705	31,788
TXU Corp.	16,685	675,908
UGI Corp.	2,585	82,979
Unisource Energy Corp.	1,645	40,878
Vectren Corp.	3,995	100,235
Westar Energy, Inc.	4,465	88,898
WGL Holdings, Inc.	2,585	74,241
Wisconsin Energy Corp.	6,110	199,247
WPS Resources Corp.	1,880	87,138
Xcel Energy, Inc.	20,680	345,563

TOTAL COMMON STOCKS (Cost $14,061,637)		18,484,463

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$36,000	36,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES (Cost $14,097,637)—100.1%		18,520,463
Net other assets (liabilities)—(0.1)%		(24,706)

NET ASSETS—100.0%		$18,495,757

*	Non-income producing security

See accompanying notes to the financial statements.

143

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $14,097,637)	$18,520,463
Cash	673
Dividends and interest receivable	30,741
Receivable for investments sold	314,507
Receivable for capital shares issued	38,404
Prepaid expenses	338

Total Assets	18,905,126

Liabilities:
Payable for capital shares redeemed	366,760
Advisory fees payable	11,472
Management services fees payable	2,295
Administration fees payable	495
Administrative services fees payable	7,658
Distribution fees payable	3,844
Other accrued expenses	16,845

Total Liabilities	409,369

Net Assets	$18,495,757

Net Assets consist of:
Capital	$22,250,092
Accumulated net investment income (loss)	588,289
Accumulated net realized gains (losses) on investments	(8,765,450)
Net unrealized appreciation (depreciation) on investments	4,422,826

Net Assets	$18,495,757

Shares of Beneficial Interest Outstanding	802,922

Net Asset Value (offering and redemption price per share)	$23.04

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$419,276
Interest	109

Total Investment Income	419,385

Expenses:
Advisory fees	81,903
Management services fees	16,381
Administration fees	3,252
Transfer agency and administrative service fees	60,140
Distribution fees	27,301
Custody fees	11,582
Fund accounting fees	7,264
Other fees	8,401

Total Expenses	216,224

Net Investment Income (Loss)	203,161

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	229,319
Change in net unrealized appreciation/depreciation on investments	260,550

Net Realized and Unrealized Gains (Losses) on Investments	489,869

Change in Net Assets Resulting from Operations	$693,030

See accompanying notes to the financial statements.

144

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$203,161	$385,128
Net realized gains (losses) on investments	229,319	412,890
Change in net unrealized appreciation/depreciation on investments	260,550	2,293,378

Change in net assets resulting from operations	693,030	3,091,396

Distributions to Shareholders From:
Net investment income	—	(429,358)

Change in net assets resulting from distributions	—	(429,358)

Capital Transactions:
Proceeds from shares issued	98,301,181	206,037,746
Dividends reinvested	—	429,358
Cost of shares redeemed	(103,150,958)	(212,502,733)

Change in net assets resulting from capital transactions	(4,849,777)	(6,035,629)

Change in net assets	(4,156,747)	3,373,591
Net Assets:
Beginning of period	22,652,504	26,026,095

End of period	$18,495,757	$22,652,504

Accumulated net investment income (loss)	$588,289	$385,128

Share Transactions:
Issued	4,312,792	10,185,139
Reinvested	—	19,314
Redeemed	(4,521,997)	(10,578,387)

Change in shares	(209,205)	(373,934)

See accompanying notes to the financial statements.

145

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$22.38		$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)	0.21	(b)	0.40 (b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	0.45		3.61	(6.42)	(5.70)

Total income (loss) from investment activities	0.66		4.01	(5.91)	(5.31)

Distribution to Shareholders From:
Net investment income	—		(0.41)	—	—

Net Asset Value, End of Period	$23.04		$22.38	$18.78	$24.69

Total Return	2.95	%(c)	21.37%	(23.94)%	(17.70	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.06%	2.17%	2.05%
Net expenses(d)	1.98%		1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.86%		1.98%	2.31%	1.44%
Supplemental Data:
Net assets, end of period (000’s)	$18,496		$22,653	$26,026	$13,420
Portfolio turnover rate(e)	406	%(c)	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

146

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (38.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$4,063,000	$4,063,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	4,063,000	4,063,000
Federal National Mortgage Association, 0.90%, 07/01/04	4,063,000	4,063,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,189,000)		12,189,000

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds, 5.375%, 02/15/31	5,220,000	5,275,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,156,972)		5,275,463

Repurchase Agreements (25.5%)
UBS Bank,1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $4,062,113 (Collateralized by $4,135,000 various U.S. Government Securities, 3.01%, 06/26/06, market value $4,143,980)	4,062,000	4,062,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $4,063,102 (Collateralized by $4,147,750 U.S. Treasury Notes, 1.625%, 04/30/05, market value $4,145,313)	4,063,000	4,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,125,000)		8,125,000

TOTAL INVESTMENT SECURITIES (Cost $25,470,972)—80.5%		25,589,463
Net other assets (liabilities)—19.5%		6,212,135

NET ASSETS—100.0%		$31,801,598

	Contracts	Unrealized Appreciation (Depreciation)
Futures Purchased
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at Value $2,132,500)	20	12,753

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond Expiring 07/24/04 (Underlying notional amount at value $32,691,698	32,348,000	467,042

See accompanying notes to the financial statements.

147

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $17,345,972)	$17,464,463
Repurchase agreements, at cost	8,125,000

Total Investments	25,589,463
Segregated cash balances with brokers for futures contracts	28,767
Segregated cash balances with custodian for swap agreements	80
Interest receivable	105,815
Receivable for capital shares issued	5,676,296
Variation margin on futures contracts	11,533
Unrealized appreciation on swap agreements	467,042
Prepaid expenses	905

Total Assets	31,879,901

Liabilities:
Cash overdraft	5,974
Dividends payable	9,069
Advisory fees payable	13,417
Management services fees payable	4,025
Administration fees payable	864
Administrative services fees payable	13,423
Distribution fees payable	6,716
Other accrued expenses	24,815

Total Liabilities	78,303

Net Assets	$31,801,598

Net Assets consist of:
Capital	$39,624,939
Accumulated net investment income (loss)	(13,367)
Accumulated net realized gains (losses) on investments	(8,408,260)
Net unrealized appreciation (depreciation) on investments	598,286

Net Assets	$31,801,598

Shares of Beneficial Interest Outstanding	1,138,483

Net Asset Value (offering and redemption price per share)	$27.93

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$371,534

Expenses:
Advisory fees	103,087
Management services fees	30,927
Administration fees	6,135
Transfer agency and administrative service fees	114,088
Distribution fees	51,544
Custody fees	12,752
Fund accounting fees	13,184
Other fees	11,512

Total Expenses	343,229

Net Investment Income (Loss)	28,305

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(234,380)
Net realized gains (losses) on futures contracts	23,271
Net realized gains (losses) on swap agreements	(3,826,641)
Change in net unrealized appreciation/depreciation on investments	420,596

Net Realized and Unrealized Gains (Losses) on Investments	(3,617,154)

Change in Net Assets Resulting from Operations	$(3,588,849)

See accompanying notes to the financial statements.

148

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations :
Net investment income (loss)	$28,305	$96,653
Net realized gains (losses) on investments	(4,037,750)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	420,596	(324,317)

Change in net assets resulting from operations	(3,588,849)	(4,546,970)

Distributions to Shareholders From:
Net investment income	(41,672)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	—	(2,138,536)

Change in net assets resulting from distributions	(41,672)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	240,165,509	404,039,693
Dividends reinvested	38,927	6,187,569
Cost of shares redeemed	(241,548,731)	(487,634,510)

Change in net assets resulting from capital transactions	(1,344,295)	(77,407,248)

Change in net assets	(4,974,816)	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$31,801,598	$36,776,414

Accumulated net investment income (loss)	$(13,367)	$—

Share Transactions:
Issued	8,300,362	12,192,198
Reinvested	1,363	205,259
Redeemed	(8,446,533)	(14,776,028)

Change in shares	(144,808)	(2,378,571)

See accompanying notes to the financial statements.

149

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.90)	4.89

Total income (loss) from investment activities	(0.69)		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.04)		(0.06)	(0.89)
Net realized gains on investments	—		(3.23)	—
Return of capital	—		(1.33)	—

Total distributions	(0.04)		(4.62)	(0.89)

Net Asset Value, End of Period	$27.93		$28.66	$34.12

Total Return	(2.43	)%(c)	(2.55)%	16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.74%	1.71%
Net expenses(d)	1.67%		1.73%	1.71%
Net investment income (loss)(d)	0.14%		0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$31,802		$36,776	$124,928
Portfolio turnover rate(e)	366	%(c)	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

150

PROFUNDS VP ProFund VP Rising Rates Opportunity	Schedule of Portfolio Investments June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED
(Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

151

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

152

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

153

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

154

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (73.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,506,000	$6,506,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	6,506,000	6,506,000
Federal National Mortgage Association, 0.90%, 07/01/04	6,506,000	6,506,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,518,000)		19,518,000

Repurchase Agreements (48.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,181 (Collateralized by $6,622,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $6,636,381)	6,506,000	6,506,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,163 (Collateralized by $6,645,000 U.S. Treasury Notes, 1.63%, 04/30/05, market value $6,641,095)	6,506,000	6,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,012,000)		13,012,000

TOTAL INVESTMENT SECURITIES (Cost $32,530,000)—121.6%		32,530,000
Net other assets (liabilities)—(21.6)%		(5,781,605)

NET ASSETS—100.0%		$26,748,395

See accompanying notes to the financial statements.

155

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $19,518,000)	$19,518,000
Repurchase agreements, at cost	13,012,000

Total Investments	32,530,000
Cash	946
Interest receivable	343
Receivable for capital shares issued	70,715
Prepaid expenses	746

Total Assets	32,602,750

Liabilities:
Payable for capital shares redeemed	5,803,824
Advisory fees payable	14,807
Management services fees payable	2,961
Administration fees payable	1,114
Administrative services fees payable	413
Distribution fees payable	15,106
Other accrued expenses	16,130

Total Liabilities	5,854,355

Net Assets	$26,748,395

Net Assets consist of:
Capital	$26,748,396
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$26,748,395

Shares of Beneficial Interest Outstanding	26,748,395

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$177,218

Expenses:
Advisory fees	143,119
Management services fees	28,624
Administration fees	4,520
Transfer agency and administrative service fees	9,212
Distribution fees	44,535
Custody fees	11,673
Fund accounting fees	9,573
Other fees	8,555

Total Gross Expenses before reductions	259,811
Less Expenses reduced by the Advisor	(75,219)
Less Expenses reduced by a Third Party	(16,309)

Total Net Expenses	168,283

Net Investment Income (Loss)	8,935

Change in Net Assets Resulting from Operations	$8,935

See accompanying notes to the financial statements.

156

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,935	$83,805

Distributions to Shareholders From:
Net investment income	(8,935)	(83,805)

Change in net assets resulting from distributions	(8,935)	(83,805)

Capital Transactions:
Proceeds from shares issued	832,087,190	1,322,225,583
Dividends reinvested	8,935	83,805
Cost of shares redeemed	(851,133,241)	(1,345,702,885)

Change in net assets resulting from capital transactions	(19,037,116)	(23,393,497)

Change in net assets	(19,037,116)	(23,393,497)
Net Assets:
Beginning of period	45,785,511	69,179,008

End of period	$26,748,395	$45,785,511

Share Transactions:
Issued	832,087,190	1,322,225,583
Reinvested	8,935	83,805
Redeemed	(851,133,241)	(1,345,703,126)

Change in shares	(19,037,116)	(23,393,738)

See accompanying notes to the financial statements.

157

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	—	(b)	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	—	(b)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	0.02	%(c)	0.12%	0.21%	0.08	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.36%		1.43%	1.51%	1.60%
Net expenses(d)	0.88%		0.93%	1.32%	1.60%
Net investment income (loss)(d)	0.05%		0.12%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000’s)	$26,748		$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than a year.

See accompanying notes to the financial statements.

158

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each non-money market ProFund VP, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price

159

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

160

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

161

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital, equalization, gain/loss and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP (excluding U.S. Government Plus ProFund VP) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The U.S. Government Plus ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S.

162

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007
ProFund VP OTC	$27,011	$—	$—
ProFund VP Mid-Cap Value	22,991	22,653	—
ProFund VP Mid-Cap Growth	16,477	12,408	—
ProFund VP Small-Cap Value	35,305	39,355	—
ProFund VP Small-Cap Growth	20,779	11,298	—
ProFund VP Asia 30	2,486	—	—
ProFund VP Europe 30	21,392	—	—
ProFund VP UltraBull	78,953	86,758	—
ProFund VP UltraMid-Cap	25,730	23,577	—
ProFund VP UltraSmall-Cap	71,489	13,141	—
ProFund VP UltraOTC	57,524	15,761	—
ProFund VP Bear	39,311	—	—
ProFund VP Short Small-Cap	—	6,500	—
ProFund VP Short OTC	—	2,551	—
ProFund VP Basic Materials	6,747	5,479	—
ProFund VP Biotechnology	35,143	14,716	301
ProFund VP Energy	34,061	16,395	—
ProFund VP Financial	37,969	14,901	—
ProFund VP Healthcare	35,804	12,012	—
ProFund VP Precious Metals	—	742	—
ProFund VP Real Estate	52,569	10,737	—
ProFund VP Semiconductor	10,634	9,588	—
ProFund VP Technology	34,449	—	—
ProFund VP Telecommunications	14,827	6,096	—
ProFund VP Utilities	36,094	15,202	—
ProFund VP U.S. Government Plus	—	5,184	—
ProFund VP Rising Rates Opportunity	7,932	—	—
ProFund VP Money Market	—	7,448	75,219

163

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP Bull	$437,221,040	$280,863,378
ProFund VP Small-Cap	85,545,302	105,548,409
ProFund VP OTC	480,948,095	447,238,726
ProFund VP Mid-Cap Value	347,435,002	279,260,392
ProFund VP Mid-Cap Growth	228,253,941	220,279,770
ProFund VP Small-Cap Value	577,015,763	586,814,904
ProFund VP Small-Cap Growth	666,051,315	694,775,433
ProFund VP Asia 30	80,684,110	94,316,826
ProFund VP Europe 30	291,827,902	297,437,170
ProFund VP UltraBull	303,767,110	261,232,484
ProFund VP UltraMid-Cap	145,613,119	114,030,669
ProFund VP UltraSmall-Cap	136,743,458	139,428,893
ProFund VP UltraOTC	281,267,562	245,107,546
ProFund VP Basic Materials	100,775,948	122,504,311
ProFund VP Biotechnology	77,321,460	69,813,101
ProFund VP Energy	213,932,200	177,262,118
ProFund VP Financial	96,465,586	92,874,909
ProFund VP Healthcare	157,733,769	138,585,661
ProFund VP Real Estate	400,083,932	385,872,321
ProFund VP Semiconductor	61,468,935	65,306,098
ProFund VP Technology	55,611,572	63,959,612
ProFund VP Telecommunications	56,856,641	54,497,134
ProFund VP Utilities	97,553,474	102,312,625
ProFund VP U.S. Government Plus*	33,424,658	34,210,975

*	ProFund VP U.S. Government Plus represents U.S. government securities.

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

164

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003 (except as noted below), the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total
ProFund VP Bear	$—	$24,085,413	$24,085,413
ProFund VP Short Small-Cap	678,535	774,872	1,453,407
ProFund VP Short OTC	—	15,295,243	15,295,243
ProFund VP Healthcare	—	1,381,236	1,381,236
ProFund VP U.S. Government Plus	—	1,671,792	1,671,792
ProFund VP Rising Rates Opportunity	—	1,935,661	1,935,661

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$2,570,146	$4,451,729
ProFund VP OTC	—	3,644,776	15,941,603	1,424,903	21,011,282
ProFund VP Mid-Cap Value	—	—	204,315	2,003,823	2,208,138
ProFund VP Small-Cap Value	—	—	109,696	855,796	965,492
ProFund VP Asia 30	—	—	27,986	341,394	369,380
ProFund VP Europe 30	7,828,365	10,516,081	5,807,241	3,450,241	27,601,928
ProFund VP UltraBull	—	8,540,781	4,956,130	1,935,011	15,431,922
ProFund VP UltraMid-Cap	—	—	2,140,603	309,480	2,450,083
ProFund VP UltraSmall-Cap	7,664,872	1,543,341	1,543,341	567,511	11,319,065
ProFund VP UltraOTC	10,256,665	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,611,372	—	4,317,522	5,928,894
ProFund VP Short OTC	—	—	2,768,700	4,652,572	7,421,272
ProFund VP Basic Materials	—	—	878,920	125,560	1,004,480
ProFund VP Biotechnology	—	—	9,456,349	1,350,907	10,807,256
ProFund VP Energy	—	1,407,170	2,141,711	506,983	4,055,864
ProFund VP Financial	—	58,139	3,181,447	900,139	4,139,725
ProFund VP Healthcare	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Precious Metals	—	—	5,473,596	794,536	6,268,132
ProFund VP Real Estate	—	1,884,982	2,428,236	616,174	4,929,392
ProFund VP Semiconductor	—	—	1,540,466	220,307	1,760,773
ProFund VP Technology	—	1,358,736	2,609,011	186,109	4,153,856
ProFund VP Telecommunications	—	2,176,462	494,206	381,524	3,052,192
ProFund VP Utilities	—	2,100,378	3,019,373	731,393	5,851,144
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617
ProFund VP Money Market	—	—	1	—	1

165

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$395,600,928	$13,994,694	$(1,486,457)	$12,508,237
ProFund VP Small-Cap	114,015,662	3,740,600	(487,614)	3,252,986
ProFund VP OTC	174,027,622	1,153,066	(538,086)	614,980
ProFund VP Mid-Cap Value	120,508,596	4,495,673	(276,885)	4,218,788
ProFund VP Mid-Cap Growth	53,102,946	1,540,705	(587,827)	952,878
ProFund VP Small-Cap Value	137,557,652	856,200	(514,860)	341,340
ProFund VP Small-Cap Growth	120,701,550	3,882,379	(502,865)	3,379,514
ProFund VP Asia 30	28,535,727	1,851,370	(520,427)	1,330,943
ProFund VP Europe 30	131,213,634	6,120,977	(1,137,717)	4,983,260
ProFund VP UltraBull	115,080,700	(1,114,159)	(260,324)	(1,374,483)
ProFund VP UltraMid-Cap	76,924,624	2,034,451	(300,212)	1,734,239
ProFund VP UltraSmall-Cap	97,227,874	(33,577)	(425,792)	(459,369)
ProFund VP UltraOTC	151,354,218	(43,876,872)	(148,965)	(44,025,837)
ProFund VP Bear	47,152,120	319	(5,179)	(4,860)
ProFund VP Short Small-Cap	121,255	(187)	—	(187)
ProFund VP Short OTC	27,151,900	615,568	(616,928)	(1,360)
ProFund VP Basic Materials	27,296,421	238,518	(18,379)	220,139
ProFund VP Biotechnology	20,019,178	629,905	(22,587)	607,318
ProFund VP Energy	78,100,994	1,219,623	(47,460)	1,172,163
ProFund VP Financial	23,626,426	1,749,924	(39,899)	1,710,025
ProFund VP Healthcare	44,352,582	942,802	(372,211)	570,591
ProFund VP Precious Metals	43,985,000	—	—	—
ProFund VP Real Estate	47,171,154	1,752,082	(6,064)	1,746,018
ProFund VP Semiconductor	9,061,667	483,052	(6,621)	476,431
ProFund VP Technology	22,526,426	(181,963)	(29,908)	(211,871)
ProFund VP Telecommunications	8,587,462	(996,235)	(25,871)	(1,022,106)
ProFund VP Utilities	17,977,421	549,463	(6,421)	543,042
ProFund VP U.S. Government Plus	25,646,508	(57,045)	—	(57,045)
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)
ProFund VP Money Market	32,530,000	—	—	—

166

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167

ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

168

CLASSIC PROFUNDS VP Bull Small-Cap Europe 30 BOND BENCHMARKED PROFUNDS VP Rising Rates Opportunity
> Semiannual Report
June 30, 2004

> Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull

9	ProFund VP Small-Cap

20	ProFund VP Europe 30

24	ProFund VP Rising Rates Opportunity

28	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

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PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.5%)
3M Co.	23,798	$2,142,059
Abbott Laboratories	47,433	1,933,369
ACE, Ltd.	8,639	365,257
ADC Telecommunications, Inc.*	24,613	69,901
Adobe Systems, Inc.	7,172	333,498
Advanced Micro Devices, Inc.*	10,758	171,052
AES Corp.*	19,397	192,612
Aetna, Inc.	4,564	387,940
Affiliated Computer Services, Inc.—Class A*	4,075	215,731
AFLAC, Inc.	15,485	631,943
Agilent Technologies, Inc.*	14,670	429,538
Air Products & Chemicals, Inc.	6,846	359,073
Alberto-Culver Co.—Class B	2,816	141,194
Albertson’s, Inc.	11,247	298,495
Alcoa, Inc.	26,406	872,190
Allegheny Energy, Inc.*	3,912	60,284
Allegheny Technologies, Inc.	2,445	44,132
Allergan, Inc.	3,912	350,202
Allied Waste Industries, Inc.*	9,617	126,752
Allstate Corp.	21,353	993,982
Alltel Corp.	9,291	470,310
Altera Corp.*	11,410	253,530
Altria Group, Inc.	62,266	3,116,413
Ambac Financial Group, Inc.	3,260	239,414
Amerada Hess Corp.	2,771	219,435
Ameren Corp.	5,542	238,084
American Electric Power, Inc.	12,062	385,984
American Express Co.	38,794	1,993,236
American Greetings Corp.—Class A*	1,755	40,681
American International Group, Inc.	79,218	5,646,660
American Power Conversion Corp.	6,031	118,509
American Standard Cos.*	6,520	262,821
AmerisourceBergen Corp.	3,423	204,627
Amgen, Inc.*	38,631	2,108,094
AmSouth Bancorp	10,758	274,006
Anadarko Petroleum Corp.	7,661	448,935
Analog Devices, Inc.	11,410	537,183
Andrew Corp.*	4,890	97,849
Anheuser-Busch Companies, Inc.	24,450	1,320,300
Anthem, Inc.*	4,238	379,555
AON Corp.	9,617	273,796
Apache Corp.	9,943	433,018
Apartment Investment & Management Co.—Class AREIT	2,934	91,335
Apollo Group, Inc.—Class A*	5,379	474,912
Apple Computer, Inc.*	11,573	376,585
Applera Corp.—Applied Biosystems Group	6,194	134,720
Applied Materials, Inc.*	51,182	1,004,191
Applied Micro Circuits Corp.*	9,454	50,295
Archer-Daniels-Midland Co.	19,723	330,952
Ashland, Inc.	2,119	111,904
AT&T Corp.	24,124	352,934
AT&T Wireless Services, Inc.*	82,804	1,185,753
Autodesk, Inc.	3,423	146,539
Automatic Data Processing, Inc.	17,930	750,908
AutoNation, Inc.*	8,150	139,365
AutoZone, Inc.*	2,445	195,845
Avaya, Inc.*	13,529	213,623
Avery Dennison Corp.	3,423	219,106
Avon Products, Inc.	14,344	661,832
Baker Hughes, Inc.	10,106	380,491
Ball Corp.	1,793	129,186
Bank of America Corp.	62,436	5,283,334
Bank of New York Company, Inc.	23,635	696,760
Bank One Corp.	34,067	1,737,417
Bard (C.R.), Inc.	3,097	175,445
Bausch & Lomb, Inc.	1,630	106,064
Baxter International, Inc.	18,582	641,265
BB&T Corp.	17,115	632,742
Bear Stearns Cos., Inc.	3,260	274,851
Becton, Dickinson & Co.	7,661	396,840
Bed Bath & Beyond, Inc.*	9,128	350,972
BellSouth Corp.	55,746	1,461,660
Bemis Company, Inc.	3,260	92,095
Best Buy Co., Inc.	9,780	496,237
Big Lots, Inc.*	3,423	49,497
Biogen Idec, Inc.*	10,292	650,969
Biomet, Inc.	7,661	340,455
BJ Services Co.*	4,890	224,158
Black & Decker Corp.	2,445	151,908
Block H & R, Inc.	5,379	256,471
BMC Software, Inc.*	6,846	126,651
Boeing Co.	25,591	1,307,444
Boise Cascade Corp.	2,608	98,165
Boston Scientific Corp.*	25,428	1,088,318
Bristol-Myers Squibb Co.	59,006	1,445,647
Broadcom Corp.—Class A*	9,617	449,787
Brown-Forman Corp.	3,854	186,033
Brunswick Corp.	2,934	119,707
Burlington Northern Santa Fe Corp.	11,247	394,432
Burlington Resources, Inc.	12,062	436,403
Calpine Corp.*	12,714	54,924
Campbell Soup Co.	12,551	337,371
Capital One Financial Corp.	7,335	501,567
Cardinal Health, Inc.	13,040	913,452
Caremark Rx, Inc.*	13,855	456,384
Carnival Corp.	19,234	903,998
Caterpillar, Inc.	10,432	828,718
Cendant Corp.	30,970	758,146
CenterPoint Energy, Inc.	9,291	106,847
Centex Corp.	3,749	171,517
CenturyTel, Inc.	4,238	127,310
Charter One Financial, Inc.	6,846	302,525
ChevronTexaco Corp.	32,437	3,052,645
Chiron Corp.*	5,705	254,671
Chubb Corp.	5,705	388,967
CIENA Corp.*	17,278	64,274
CIGNA Corp.	4,238	291,617
Cincinnati Financial Corp.	5,260	228,915
Cinergy Corp.	5,542	210,596
Cintas Corp.	5,216	248,647
Circuit City Stores, Inc.	6,031	78,101
Cisco Systems, Inc.*	205,380	4,867,505
Citigroup, Inc.	157,132	7,306,638
Citizens Communications Co.*	8,802	106,504
Citrix Systems, Inc.*	5,216	106,198
Clear Channel Communications, Inc.	18,582	686,605
Clorox Co.	6,520	350,646

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
CMS Energy Corp.*	4,890	$44,646
Coca-Cola Co.	74,002	3,735,620
Coca-Cola Enterprises, Inc.	14,344	415,833
Colgate-Palmolive Co.	16,137	943,208
Comcast Corp.—Special Class A*	68,134	1,909,796
Comerica, Inc.	5,216	286,254
Computer Associates International, Inc.	17,767	498,542
Computer Sciences Corp.*	5,705	264,883
Compuware Corp.*	11,736	77,458
Comverse Technology, Inc.*	5,868	117,008
ConAgra Foods, Inc.	15,974	432,576
ConocoPhillips	20,864	1,591,715
Consolidated Edison, Inc.	7,335	291,640
Constellation Energy Group, Inc.	5,053	191,509
Convergys Corp.*	4,401	67,775
Cooper Industries, Ltd.—Class A	2,771	164,625
Cooper Tire & Rubber Co.	2,282	52,486
Coors (Adolph) Co.—Class B	1,141	82,540
Corning, Inc.*	41,728	544,968
Costco Wholesale Corp.	14,018	575,719
Countrywide Credit Industries, Inc.	8,596	603,869
Crane Co.	1,793	56,282
CSX Corp.	6,520	213,660
Cummins, Inc.	1,304	81,500
CVS Corp.	12,062	506,845
Dana Corp.	4,564	89,454
Danaher Corp.	9,291	481,738
Darden Restaurants, Inc.	4,890	100,490
Deere & Co.	7,498	525,910
Dell, Inc.*	76,610	2,744,170
Delphi Automotive Systems Corp.	16,952	181,047
Delta Air Lines, Inc.*	3,749	26,693
Deluxe Corp.	1,467	63,815
Devon Energy Corp.	7,335	484,110
Dillard’s, Inc.—Class A	2,608	58,158
Dollar General Corp.	9,943	194,485
Dominion Resources, Inc.	9,943	627,204
Donnelley (R.R.) & Sons Co.	6,520	215,290
Dover Corp.	6,194	260,767
Dow Chemical Co.	28,362	1,154,333
Dow Jones & Company, Inc.	2,445	110,270
DTE Energy Co.	5,216	211,457
Du Pont (E.I.) de Nemours	30,318	1,346,725
Duke Energy Corp.	27,873	565,543
Dynegy, Inc.—Class A*	11,573	49,301
E*TRADE Group, Inc.*	11,084	123,587
Eagle Materials Class A	52	3,693
Eagle Materials Class B	175	12,119
Eastman Chemical Co.	2,282	105,497
Eastman Kodak Co.	8,639	233,080
Eaton Corp.	4,564	295,473
eBay, Inc.*	20,049	1,843,506
Ecolab, Inc.	7,824	248,021
Edison International	9,943	254,243
El Paso Corp.	19,397	152,848
Electronic Arts, Inc.*	9,128	497,932
Electronic Data Systems Corp.	14,670	280,931
Eli Lilly & Co.	34,230	2,393,019
EMC Corp.*	74,165	845,481
Emerson Electric Co.	12,877	818,334
Engelhard Corp.	3,749	121,130
Entergy Corp.	7,009	392,574
EOG Resources, Inc.	3,586	214,120
Equifax, Inc.	4,238	104,891
Equity Office Properties TrustREIT	12,225	332,520
Equity Residential Properties TrustREIT	8,476	251,991
Exelon Corp.	20,049	667,430
Express Scripts, Inc.—Class A*	2,445	193,717
Exxon Mobil Corp.	198,697	8,824,133
Family Dollar Stores, Inc.	5,216	158,671
Fannie Mae	29,503	2,105,334
Federated Department Stores, Inc.	5,542	272,112
Federated Investors, Inc.—Class B	3,260	98,908
FedEx Corp.	9,128	745,666
Fifth Third Bancorp	17,115	920,445
First Data Corp.	27,274	1,214,238
First Horizon National Corp.	3,749	170,467
FirstEnergy Corp.	9,943	371,968
Fiserv, Inc.*	5,868	228,207
Fluor Corp.	2,445	116,553
Ford Motor Co.	55,583	869,874
Forest Laboratories, Inc.*	11,247	636,918
Fortune Brands, Inc.	4,401	331,967
FPL Group, Inc.	5,542	354,411
Franklin Resources, Inc.	7,661	383,663
Freddie Mac	20,864	1,320,691
Freeport-McMoRan Copper & Gold, Inc.—Class B	5,379	178,314
Gannett Co., Inc.	8,313	705,358
Gap, Inc.	27,384	664,062
Gateway, Inc.*	11,247	50,612
General Dynamics Corp.	6,031	598,878
General Electric Co.	320,621	10,388,121
General Mills, Inc.	11,410	542,317
General Motors Corp.	17,115	797,388
Genuine Parts Co.	5,379	213,438
Genzyme Corp.—General Division*	6,846	324,021
Georgia Pacific Corp.	7,824	289,332
Gilead Sciences, Inc.*	6,357	425,919
Gillette Co.	30,481	1,292,394
Golden West Financial Corp.	4,564	485,381
Goodrich Corp.	3,586	115,935
Goodyear Tire & Rubber Co.*	5,379	48,895
Grainger (W.W.), Inc.	2,771	159,333
Great Lakes Chemical Corp.	1,467	39,697
Guidant Corp.	9,454	528,290
Halliburton Co.	13,366	404,455
Harley-Davidson, Inc.	8,965	555,292
Harrah’s Entertainment, Inc.	3,423	185,184
Hartford Financial Services Group, Inc.	8,802	605,049
Hasbro, Inc.	5,379	102,201
HCA, Inc.	14,833	616,905
Health Management Associates, Inc.—Class A	7,335	164,451
Heinz (H.J.) Co.	10,758	421,714
Hercules, Inc.*	3,260	39,739
Hershey Foods Corp.	7,824	362,016
Hewlett-Packard Co.	92,584	1,953,522
Hilton Hotels Corp.	11,573	215,952
Home Depot, Inc.	67,482	2,375,366

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Honeywell International, Inc.	26,080	$955,310
Hospira, Inc.*	4,795	132,328
Humana, Inc.*	4,890	82,641
Huntington Bancshares, Inc.	7,009	160,506
Illinois Tool Works, Inc.	9,454	906,544
IMS Health, Inc.	7,172	168,112
Ingersoll-Rand Co.—Class A	5,216	356,305
Intel Corp.	196,415	5,421,054
International Business Machines Corp.	51,182	4,511,694
International Flavors & Fragrances, Inc.	2,934	109,732
International Game Technology	10,595	408,967
International Paper Co.	14,670	655,748
Interpublic Group of Cos., Inc.*	12,714	174,563
Intuit, Inc.*	5,868	226,387
ITT Industries, Inc.	2,771	229,993
J.P. Morgan Chase & Co.	63,244	2,451,970
Jabil Circuit, Inc.*	6,031	151,861
Janus Capital Group, Inc.	7,335	120,954
JDS Uniphase Corp.*	43,684	165,562
Jefferson-Pilot Corp.	4,238	215,290
Johnson & Johnson	90,139	5,020,743
Johnson Controls, Inc.	5,705	304,534
Jones Apparel Group, Inc.	3,912	154,446
KB Home	1,467	100,680
Kellogg Co.	12,551	525,259
Kerr-McGee Corp.	3,097	166,526
KeyCorp	12,388	370,277
KeySpan Corp.	4,890	179,463
Kimberly-Clark Corp.	15,159	998,675
Kinder Morgan, Inc.	3,749	222,278
King Pharmaceuticals, Inc.*	7,335	83,986
KLA-Tencor Corp.*	6,031	297,811
Knight Ridder, Inc.	2,445	176,040
Kohls Corp.*	10,432	441,065
Kroger Co.*	22,494	409,391
Leggett & Platt, Inc.	5,868	156,735
Lexmark International Group, Inc.*	3,912	377,625
Limited, Inc.	14,344	268,233
Lincoln National Corp.	5,379	254,158
Linear Technology Corp.	9,454	373,149
Liz Claiborne, Inc.	3,423	123,160
Lockheed Martin Corp.	13,440	699,955
Loews Corp.	5,705	342,072
Louisiana-Pacific Corp.	3,260	77,099
Lowe’s Cos., Inc.	23,961	1,259,151
LSI Logic Corp.*	11,573	88,186
Lucent Technologies, Inc.*	130,237	492,296
M&T Bank Corp.	3,586	313,058
Manor Care, Inc.	2,771	90,556
Manulife Financial Corp.	8,996	364,338
Marathon Oil Corp.	10,432	394,747
Marriott International, Inc.—Class A	6,846	341,479
Marsh & McLennan Companies, Inc.	15,974	724,900
Marshall & Ilsley Corp.	6,683	261,238
Masco Corp.	13,366	416,752
Mattel, Inc.	12,877	235,005
Maxim Integrated Products, Inc.	9,780	512,668
May Department Stores Co.	8,802	241,967
Maytag Corp.	2,445	59,927
MBIA, Inc.	4,401	251,385
MBNA Corp.	38,794	1,000,497
McCormick & Co., Inc.	4,238	144,092
McDonald’s Corp.	38,305	995,930
McGraw-Hill Companies, Inc.	5,868	449,313
McKesson Corp.	8,965	307,768
MeadWestvaco Corp.	6,194	182,042
Medco Health Solutions, Inc.*	8,313	311,738
MedImmune, Inc.*	7,498	175,453
Medtronic, Inc.	36,838	1,794,747
Mellon Financial Corp.	12,877	377,682
Merck & Co., Inc.	67,482	3,205,395
Mercury Interactive Corp.*	2,771	138,079
Meredith Corp.	1,467	80,626
Merrill Lynch & Co., Inc.	1,936	104,505
MetLife, Inc.	22,983	823,941
MGIC Investment Corp.	2,934	222,573
Micron Technology, Inc.*	18,582	284,490
Microsoft Corp.	327,956	9,366,423
Millipore Corp.*	1,467	82,695
Molex, Inc.	5,705	183,016
Monsanto Co.	7,987	307,500
Monster Worldwide, Inc.*	3,586	92,232
Moody’s Corp.	4,564	295,108
Morgan Stanley Dean Witter & Co.	33,415	1,763,310
Motorola, Inc.	71,231	1,299,966
Mylan Laboratories, Inc.	8,150	165,038
Nabors Industries, Ltd.*	4,564	206,384
National City Corp.	18,908	661,969
National Semiconductor Corp.*	10,921	240,153
Navistar International Corp.*	2,119	82,132
NCR Corp.*	2,934	145,497
Network Appliance, Inc.*	10,595	228,110
New York Times Co.—Class A	4,564	204,056
Newell Rubbermaid, Inc.	8,313	195,356
Newmont Mining Corp.	13,529	524,384
Nextel Communications, Inc.—Class A*	33,741	899,535
NICOR, Inc.	1,304	44,297
Nike, Inc.—Class B	7,987	605,015
NiSource, Inc.	7,987	164,692
Noble Corp.*	4,075	154,402
Nordstrom, Inc.	4,238	180,581
Norfolk Southern Corp.	11,899	315,561
North Fork Bancorp, Inc.	5,216	198,469
Northern Trust Corp.	6,683	282,557
Northrop Grumman Corp.	10,758	577,705
Novell, Inc.*	11,736	98,465
Novellus Systems, Inc.*	4,564	143,492
Nucor Corp.	2,445	187,678
NVIDIA Corp.*	5,053	103,587
Occidental Petroleum Corp.	11,899	576,031
Office Depot, Inc.*	9,454	169,321
Omnicom Group	5,705	432,953
Oracle Corp.*	157,784	1,882,363
PACCAR, Inc.	5,379	311,928
Pactiv Corp.*	4,727	117,891
Pall Corp.	3,749	98,186
Parametric Technology Corp.*	8,150	40,750
Parker Hannifin Corp.	3,586	213,224
Paychex, Inc.	11,410	386,571
Penney (J.C.) Co.	8,639	326,209

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Peoples Energy Corp.	1,141	$48,093
PeopleSoft, Inc.*	11,084	205,054
PepsiCo, Inc.	51,834	2,792,816
PerkinElmer, Inc.	3,912	78,396
Pfizer, Inc.	231,786	7,945,624
PG&E Corp.*	12,714	355,229
Phelps Dodge Corp.	2,771	214,780
Pinnacle West Capital Corp.	2,771	111,921
Piper Jaffray*	303	13,705
Pitney Bowes, Inc.	7,009	310,148
Plum Creek Timber Company, Inc.	5,542	180,558
PMC-Sierra, Inc.*	5,379	77,189
PNC Financial Services Group	8,639	458,558
Power-One, Inc.*	2,608	28,636
PPG Industries, Inc.	5,216	325,948
PPL Corp.	5,379	246,896
Praxair, Inc.	9,943	396,825
Principal Financial Group, Inc.	9,617	334,479
Procter & Gamble Co.	78,240	4,259,386
Progress Energy, Inc.	7,498	330,287
Progressive Corp.	6,683	570,060
Prologis TrustREIT	5,542	182,443
Providian Financial Corp.*	8,802	129,125
Prudential Financial, Inc.	15,974	742,312
Public Service Enterprise Group, Inc.	7,172	287,095
Pulte Homes, Inc.	3,912	203,541
QLogic Corp.*	2,771	73,681
Qualcomm, Inc.	24,613	1,796,257
Quest Diagnostics, Inc.	3,097	263,090
Qwest Communications International, Inc.*	54,279	194,862
R.J. Reynolds Tobacco Holdings	2,608	176,275
RadioShack Corp.	4,890	140,001
Raytheon Co.	13,529	483,932
Reebok International, Ltd.	1,793	64,512
Regions Financial Corp.	6,683	244,264
Robert Half International, Inc.	5,216	155,280
Rockwell Collins, Inc.	5,379	179,228
Rockwell International Corp.	5,705	213,995
Rohm & Haas Co.	6,846	284,657
Rowan Companies, Inc.*	3,260	79,316
Ryder System, Inc.	1,956	78,377
Sabre Holdings Corp.	4,238	117,435
SAFECO Corp.	4,238	186,472
Safeway, Inc.*	13,529	342,825
Sanmina-SCI Corp.*	15,811	143,880
Sara Lee Corp.	23,961	550,863
SBC Communications, Inc.	100,571	2,438,847
Schering-Plough Corp.	44,662	825,354
Schlumberger, Ltd.	17,930	1,138,734
Schwab (Charles) Corp.	41,402	397,873
Scientific-Atlanta, Inc.	4,727	163,082
Sealed Air Corp.*	2,608	138,928
Sears, Roebuck & Co.	6,520	246,195
Sempra Energy	7,009	241,320
Sherwin-Williams Co.	4,401	182,862
Siebel Systems, Inc.*	15,322	163,639
Sigma-Aldrich Corp.	2,119	126,314
Simon Property Group, Inc.REIT	6,357	326,877
SLM Corp.	13,366	540,655
Snap-on, Inc.	1,793	60,155
Solectron Corp.*	29,177	188,775
Southern Co.	22,331	650,948
SouthTrust Corp.	9,943	385,888
Southwest Airlines Co.	23,961	401,826
Sovereign Bancorp, Inc.	9,128	201,729
Sprint Corp. (FON Group)	43,417	764,130
St. Jude Medical, Inc.*	5,379	406,921
St. Paul Companies, Inc.	20,212	819,394
Stanley Works	2,445	111,443
Staples, Inc.	15,159	444,310
Starbucks Corp.*	12,062	524,456
Starwood Hotels & Resorts Worldwide, Inc.	6,357	285,111
State Street Corp.	10,269	503,592
Stryker Corp.	12,225	672,375
Sun Microsystems, Inc.*	101,060	438,600
SunGard Data Systems, Inc.*	8,802	228,852
Sunoco, Inc.	2,282	145,181
SunTrust Banks, Inc.	8,639	561,449
SuperValu, Inc.	4,075	124,736
Symantec Corp.*	9,454	413,896
Symbol Technologies, Inc.	7,172	105,715
Synovus Financial Corp.	9,291	235,248
Sysco Corp.	19,397	695,771
T. Rowe Price Group, Inc.	3,912	197,165
Target Corp.	27,710	1,176,844
TECO Energy, Inc.	5,705	68,403
Tektronix, Inc.	2,608	88,724
Tellabs, Inc.*	12,551	109,696
Temple-Inland, Inc.	1,630	112,878
Tenet Healthcare Corp.*	14,181	190,167
Teradyne, Inc.*	5,868	133,204
Texas Instruments, Inc.	52,649	1,273,053
Textron, Inc.	4,238	251,525
The Pepsi Bottling Group, Inc.	7,824	238,945
Thermo Electron Corp.*	5,053	155,329
Thomas & Betts Corp.	1,793	48,823
Tiffany & Co.	4,401	162,177
Time Warner, Inc.*	138,550	2,435,710
TJX Companies, Inc.	14,996	362,003
Torchmark Corp.	3,423	184,157
Toys R Us, Inc.*	6,520	104,190
Transocean Sedco Forex, Inc.*	9,780	283,033
Tribune Co.	9,943	452,804
TXU Corp.	9,780	396,188
Tyco International, Ltd.	60,962	2,020,281
U.S. Bancorp	57,539	1,585,775
Union Pacific Corp.	7,824	465,137
Union Planters Corp.	5,705	170,066
Unisys Corp.*	10,106	140,271
United Parcel Service, Inc.—Class B	34,230	2,573,070
United States Steel Corp.	3,423	120,216
United Technologies Corp.	15,648	1,431,480
UnitedHealth Group, Inc.	18,745	1,166,877
Univision Communications, Inc.—Class A*	9,780	312,275
Unocal Corp.	7,987	303,506
UnumProvident Corp.	8,965	142,544
UST, Inc.	5,053	181,908
Valero Energy Corp.	3,912	288,549
Veritas Software Corp.*	13,040	361,208
Verizon Communications, Inc.	84,108	3,043,868
VF Corp.	3,260	158,762
Viacom, Inc.—Class B	52,649	1,880,622

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Visteon Corp.	3,912	$45,653
Vulcan Materials Co.	3,097	147,262
Wachovia Corp.	39,935	1,777,108
Wal-Mart Stores, Inc.	130,237	6,871,304
Walgreen Co.	31,133	1,127,326
Walt Disney Co.	62,266	1,587,160
Washington Mutual, Inc.	26,243	1,014,030
Waste Management, Inc.	17,604	539,563
Waters Corp.*	3,586	171,339
Watson Pharmaceuticals, Inc.*	3,260	87,694
Wellpoint Health Networks, Inc.*	4,727	529,471
Wells Fargo & Co.	51,345	2,938,474
Wendy’s International, Inc.	3,423	119,257
Weyerhaeuser Co.	7,335	462,985
Whirlpool Corp.	2,119	145,363
Williams Companies, Inc.	15,811	188,151
Winn-Dixie Stores, Inc.	4,238	30,514
Worthington Industries, Inc.	2,608	53,542
Wrigley (WM.) JR Co.	6,846	431,640
Wyeth	40,587	1,467,626
Xcel Energy, Inc.	12,062	201,556
Xerox Corp.*	24,287	352,162
Xilinx, Inc.	10,595	352,919
XL Capital, Ltd.—Class A	4,238	319,799
Yahoo!, Inc.*	40,913	1,486,369
YUM! Brands, Inc.*	8,802	327,610
Zimmer Holdings, Inc.*	7,335	646,947
Zions Bancorp	2,771	170,278

TOTAL COMMON STOCKS (Cost $285,401,215)		320,305,165

	Principal Amount
U.S. Government Agency Obligations (21.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$87,804,000	87,804,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,804,000)		87,804,000

TOTAL INVESTMENT SECURITIES (Cost $373,205,215)—97.5%		408,109,165
Net other assets (liabilities)—2.5%		10,324,901

NET ASSETS—100.0%		$418,434,066

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $98,964,400)	347	$585,364
ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.1%
Aerospace/Defense		1.3%
Agriculture		0.9%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.5%
Auto Parts & Equipment		0.2%
Banks		5.3%
Beverages		2.1%
Biotechnology		0.8%
Building Materials		0.2%
Chemicals		1.2%
Commercial Services		0.7%
Computers		3.1%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		5.1%
Electric		1.9%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.4%
Forest & Paper Products		0.5%
Gas		0.1%
Hand/Machine Tools		0.1%
Healthcare—Products		2.8%
Healthcare—Services		0.9%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.2%
Housewares		0.1%
Insurance		3.9%
Internet		0.9%
Iron/Steel		0.1%
Leisure Time		0.4%
Lodging		0.2%
Machinery—Diversified		0.3%
Machinery—Construction & Mining		0.2%
Media		2.6%
Mining		0.4%
Miscellaneous Manufacturing		4.4%
Office/Business Equipment		0.2%
Oil & Gas		4.4%
Oil & Gas Services		0.5%
Packaging & Containers		0.1%
Pharmaceuticals		5.6%
Pipelines		0.1%
Real Estate Investment Trust		0.3%
Retail		5.2%
Savings & Loan		0.4%
Semiconductors		2.8%
Software		3.9%
Telecommunications		5.0%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.1%
Other**		23.5%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $373,205,215)	$408,109,165
Segregated cash balances with brokers for futures contracts	7,062,742
Dividends and interest receivable	311,724
Receivable for capital shares issued	4,153,636
Variation margin on futures contracts	359,428
Prepaid expenses	2,386

Total Assets	419,999,081

Liabilities:
Cash overdraft	324,427
Payable for investments purchased	627,648
Payable for capital shares redeemed	6
Advisory fees payable	212,426
Management services fees payable	42,486
Administration fees payable	9,109
Administrative services fees payable	151,440
Distribution fees payable	104,138
Other accrued expenses	93,335

Total Liabilities	1,565,015

Net Assets	$418,434,066

Net Assets consist of:
Capital	$404,279,043
Accumulated net investment income (loss)	(298,230)
Accumulated net realized gains (losses) on investments	(21,036,061)
Net unrealized appreciation (depreciation) on investments	35,489,314

Net Assets	$418,434,066

Shares of Beneficial Interest Outstanding	15,861,160

Net Asset Value (offering and redemption price per share)	$26.38

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Dividends	$1,834,217
Interest	196,681

Total Investment Income	2,030,898

Expenses:
Advisory fees	983,367
Management services fees	196,675
Administration fees	52,620
Transfer agency and administrative service fees	599,217
Distribution fees	327,789
Custody fees	52,465
Fund accounting fees	62,108
Other fees	54,887

Total Expenses	2,329,128

Net Investment Income (Loss)	(298,230)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,266,944)
Net realized gains (losses) on futures contracts	1,280,321
Change in net unrealized appreciation/depreciation on investments	9,130,662

Net Realized and Unrealized Gains (Losses) on Investments	4,144,039

Change in Net Assets Resulting from Operations	$3,845,809

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(298,230)	$(265,939)
Net realized gains (losses) on investments	(4,986,623)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	9,130,662	23,852,721

Change in net assets resulting from operations	3,845,809	21,258,853

Capital Transactions:
Proceeds from shares issued	1,079,141,222	1,127,316,089
Cost of shares redeemed	(887,675,934)	(1,018,201,486)

Change in net assets resulting from capital transactions	191,465,288	109,114,603

Change in net assets	195,311,097	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$418,434,066	$223,122,969

Accumulated net investment income (loss)	$(298,230)	$—

Share Transactions:
Issued	41,306,263	50,115,935
Redeemed	(34,119,047)	(45,970,517)

Change in shares	7,187,216	4,145,418

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.72		$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	(0.03	)(b)	(0.05	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	0.69		5.29		(6.42)		(2.95)

Total income (loss) from investment activities	0.66		5.24		(6.46)		(3.06)

Net Asset Value, End of Period	$26.38		$25.72		$20.48		$26.94

Total Return	2.57	%(c)	25.59%		(23.98)%		(10.20	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.87%		1.91%		2.25%
Net expenses(d)	1.78%		1.87%		1.91%		2.25%
Net investment income (loss)(d)	(0.23)%		(0.24)%		(0.18)%		(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$418,434		$223,123		$92,750		$20,586
Portfolio turnover rate(e)	129	%(c)	392%		260%		325	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (71.0%)
21st Century Insurance Group	3,520	$45,549
99 Cents Only Stores*	8,000	122,000
A.C. Moore Arts & Crafts, Inc.*	2,240	61,622
AAR Corp.*	5,440	61,744
Aaron Rents, Inc.	3,840	127,258
Abaxis, Inc.*	2,880	54,662
Abgenix, Inc.*	13,440	157,517
ABM Industries, Inc.	6,080	118,378
Acadia Realty TrustREIT	4,160	57,158
Activision, Inc.*	171	2,719
Actuant Corp.*	3,520	137,245
Acuity Brands, Inc.	4,480	120,960
Adaptec, Inc.*	17,280	146,189
Advanced Digital Information Corp.*	10,560	102,432
Advisory Board Co.*	2,880	102,528
ADVO, Inc.	4,480	147,482
Aeropostale, Inc.*	151	4,063
Affiliated Managers Group, Inc.*	163	8,210
Affordable Residential CommunitiesREIT	4,160	69,056
Agile Software Corp.*	8,640	75,600
AirTran Holdings, Inc.*	7,360	104,070
AK Steel Holding Corp.*	17,920	94,438
Alabama National BanCorporation	1,920	106,502
Alamosa Holdings, Inc.*	10,560	77,616
Albany International Corp.—Class A	4,160	139,610
Albany Molecular Research, Inc.*	3,840	49,651
Albemarle Corp.	2,880	91,152
Alfa Corp.	5,440	76,160
Alkermes, Inc.*	12,480	169,728
Allegheny Technologies, Inc.	8,960	161,728
Alliance Gaming Corp.*	8,320	142,771
Alpharma, Inc.	3,520	72,090
Altiris, Inc.*	3,520	97,187
AMC Entertainment, Inc.*	5,120	78,694
AMCOL International Corp.	3,520	66,704
American Medical Security Group, Inc.*	1,920	52,320
American Medical Systems Holdings, Inc.*	4,160	140,192
American States Water Co.	2,560	59,494
American Woodmark Corp.	960	57,456
AMERIGROUP Corp.*	1,280	62,976
Amis Holding, Inc.*	5,120	86,630
Amli Residential Properties TrustREIT	4,160	122,054
AmSurg Corp.*	4,963	124,720
Anaren Microwave, Inc.*	3,520	57,517
Anchor BanCorp Wisconsin, Inc.	3,200	84,608
Anixter International, Inc.	4,160	141,565
ANSYS, Inc.*	2,560	120,320
Anteon International Corp.*	3,840	125,261
Anthracite Capital, Inc.REIT	7,360	88,173
Apogee Enterprises, Inc.	4,480	46,592
Apollo Investment Corp.*	10,240	141,005
Applera Corp.—Celera Genomics Group*	11,840	136,278
Applied Industrial Technologies, Inc.	2,880	86,746
Apria Healthcare Group, Inc.*	3,840	110,208
AptarGroup, Inc.	3,840	167,770
aQuantive, Inc.*	7,680	75,878
Aquilla, Inc.*	32,000	113,920
Arbitron, Inc.*	2,560	93,491
Arch Chemicals, Inc.	3,520	101,446
Arch Wireless Class A*	2,880	82,051
Arctic Cat, Inc.	2,240	61,667
Argonaut Group, Inc.*	3,840	70,771
Ariad Pharmaceuticals, Inc.*	8,640	64,714
Ariba, Inc.*	45,120	89,338
Arkansas Best Corp.	3,520	115,878
Armor Holdings, Inc.*	3,840	130,560
Artisan Components, Inc.*	3,840	99,072
Ascential Software Corp.*	9,600	153,504
Atherogenics, Inc.*	6,080	115,702
Avanex Corp.*	13,120	51,037
Aviall, Inc.*	3,840	72,998
Avista Corp.	5,120	94,310
Axcelis Technologies, Inc.*	15,680	195,060
Aztar Corp.*	2,560	71,680
Baldor Electric Co.	4,800	112,080
BancorpSouth, Inc.	9,920	223,498
Bandag, Inc.	1,600	71,248
Bankatlantic Bancorp, Inc.—Class A	3,840	70,848
Banner Corp.	1,600	46,496
Banta Corp.	2,240	99,478
BE Aerospace, Inc.*	6,080	46,086
Bel Fuse, Inc.—Class B	1,920	80,064
Belden, Inc.	4,160	89,149
Benchmark Electronics, Inc.*	6,080	176,928
Berry Petroleum Co.—Class A	2,880	84,701
Beverly Enterprises, Inc.*	17,600	151,360
BioMarin Pharmaceutical, Inc.*	10,560	63,360
Bioveris Corporation*	2,052	17,073
Black Box Corp.	2,560	120,986
Black Hills Corp.	2,880	90,720
Blue Coat Systems, Inc.*	1,600	53,584
Blyth, Inc.	3,200	110,368
Boca Resorts, Inc.—Class A*	3,520	69,766
Bone Care International, Inc.*	2,560	59,955
Boston Private Financial Holdings, Inc.	4,480	103,757
Bowne & Co., Inc.	5,760	91,296
Boyd Gaming Corp.	2,240	59,517
Brady Corp.—Class A	2,880	132,768
Brandywine Realty TrustREIT	3,840	104,410
Bright Horizons Family Solutions, Inc.*	2,240	120,086
Brocade Communications Systems, Inc.*	41,920	250,681
Brooks Automation, Inc.*	6,720	135,408
Brown Shoe Company, Inc.	2,880	117,878
Brush Wellman, Inc.*	2,880	54,432
Buckeye Technologies, Inc.*	4,800	55,200
Burlington Coat Factory Warehouse Corp.	2,880	55,584
C&D Technologies, Inc.	3,520	62,762
C-COR.net Corp.*	7,040	72,442
Cabot Microelectronics Corp.*	3,520	107,747
California Pizza Kitchen, Inc.*	3,200	61,312
California Water Service Group	2,560	70,528
Callaway Golf Co.	9,920	112,493
Calpine Corp.*	68,160	294,452
Cambrex Corp.	3,840	96,883
Capital City Bank Group, Inc.	1,600	63,344
Caraustar Industries, Inc.*	4,800	67,728
Carpenter Technology Corp.	3,200	108,960
Cascade Bancorp	2,880	53,222
Cascade Corp.	1,600	50,000
Casella Waste Systems, Inc.*	3,200	42,080
Casey’s General Stores, Inc.	8,320	152,256
Cash America International, Inc.	4,800	110,400

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Catalina Marketing Corp.*	7,680	$140,467
Cathay Bancorp, Inc.	3,520	234,784
Cato Corp.—Class A	3,200	71,840
CB Bancshares, Inc.	640	59,648
Cell Therapeutics, Inc.*	8,320	61,318
Centene Corp.*	3,200	123,360
Central Pacific Financial Corp.	2,560	70,400
Central Parking Corp.	2,880	53,827
Century Aluminum Co.*	2,880	71,395
CH Energy Group, Inc.	2,560	118,886
Champion Enterprises, Inc.*	10,240	94,003
Charles River Associates, Inc.*	1,600	49,520
Charming Shoppes, Inc.*	18,880	168,599
Charter Communications, Inc.—Class A*	44,160	173,107
Charter Municipal Mortgage Acceptance Co.	5,760	113,242
Chattem, Inc.*	2,880	83,146
Checkpoint Systems, Inc.*	5,440	97,539
Chemical Financial Corp.	3,840	141,658
Cheniere Energy, Inc.*	3,200	62,624
Chesapeake Corp.	3,200	85,376
Chippac, Inc.—Class A*	9,920	62,198
Chiquita Brands International, Inc.*	5,760	120,499
Chittenden Corp.	3,520	123,728
Chordiant Software, Inc.*	11,840	53,990
Christopher & Banks Corp.	5,440	96,342
Churchill Downs, Inc.	1,280	52,096
Ciber, Inc.*	8,320	68,390
Cimarex Energy Co.*	6,080	183,799
Cincinnati Bell, Inc.*	40,320	179,021
Circor International, Inc.	2,560	52,198
Citizens Banking Corp.	7,040	218,592
City Holding Co.	2,880	90,950
CKE Restaurants, Inc.*	8,640	115,171
Clarcor, Inc.	2,240	102,592
CLECO Corp.	7,360	132,333
CMGI, Inc.*	61,760	120,432
CMS Energy Corp.*	21,760	198,669
CNET Networks, Inc.*	18,240	201,917
Coeur d’Alene Mines Corp.*	35,200	143,616
Cognex Corp.	6,400	246,272
Coherent, Inc.*	4,800	143,280
Cohu, Inc.	3,520	67,021
Cole National Corp.*	2,240	52,304
Commerce Group, Inc.	3,520	173,782
Commercial Federal Corp.	4,480	121,408
Commercial Metals Co.	4,160	134,992
Commercial NET Lease RealtyREIT	7,680	132,096
Commscope, Inc.*	3,520	75,504
Community Bank System, Inc.	4,160	94,806
Community Banks, Inc.	1,600	46,992
Community Trust Bancorp, Inc.	1,920	58,560
Compass Minerals International, Inc.	2,560	49,613
CompuCredit Corp.*	3,200	55,360
Comstock Resources, Inc.*	3,840	74,726
Conceptus, Inc.*	4,160	46,800
Concur Technologies, Inc.*	4,160	44,512
Conexant Systems, Inc.*	14,340	62,092
CONMED Corp.*	4,800	131,520
Consolidated Graphics, Inc.*	1,920	84,576
Continental Airlines, Inc.—Class B*	8,960	101,875
Cooper Tire & Rubber Co.	7,680	176,640
Cornerstone Realty Income Trust, Inc.REIT	8,320	72,966
Corporate Office Properties TrustREIT	4,800	119,280
Correctional Properties TrustREIT	1,920	56,160
Corrections Corp. of America*	5,120	202,189
Corus Bankshares, Inc.	2,560	105,242
Corvis Corp.*	64,000	90,240
CoStar Group, Inc.*	2,560	117,581
Cousins Properties, Inc.REIT	3,840	126,528
Cray, Inc.*	14,080	93,210
Credence Systems Corp.*	13,440	185,472
Crompton Corp.	18,880	118,944
Cross Country Healthcare, Inc.*	3,840	69,696
Crown Holdings, Inc.*	17,600	175,472
CSK Auto Corp.*	6,720	115,181
CTI Molecular Imaginging, Inc.*	5,120	72,602
Cubic Corp.	2,560	53,581
Cubist Pharmaceuticals, Inc.*	6,720	74,592
Cuno, Inc.*	2,880	153,648
Curtiss-Wright Corp.	3,200	179,809
CV Therapeutics, Inc.*	5,120	85,811
CVB Financial Corp.	6,500	141,570
Datascope Corp.	1,920	76,205
Decode Genetics, Inc.*	8,000	68,000
Delphi Financial Group, Inc.—Class A	1,600	71,200
Delta Air Lines, Inc.*	17,600	125,312
Deltic Timber Corp.	1,600	61,440
Denbury Resources, Inc.*	4,480	93,856
Dendrite International, Inc.*	6,080	112,966
DHB Industries, Inc.*	3,200	48,576
Diagnostic Products Corp.	3,200	140,608
Dick’s Sporting Goods, Inc.*	4,800	160,080
Digital River, Inc.*	4,800	156,624
Digital Theater Systems, Inc.*	2,880	75,312
Digitas, Inc.*	8,960	98,829
Dime Community Bancshares, Inc.	5,120	89,498
Dionex Corp.*	3,200	176,544
Direct General Corp.	2,560	82,586
Discovery Laboratories, Inc.*	7,680	73,651
Ditech Communications Corp.*	4,800	112,032
DJ Orthopedics, Inc.*	2,880	66,240
Dobson Communications Corp.*	17,920	58,419
Dollar Thrifty Automotive Group, Inc.*	3,520	96,589
Downey Financial Corp.	2,240	119,280
Drew Industries, Inc.*	1,280	52,096
DRS Technologies, Inc.*	2,560	81,664
Duane Reade, Inc.*	4,160	67,933
Dyax Corp.*	4,160	48,880
Dycom Industries, Inc.*	5,120	143,359
Eagle Materials Class A	2,560	181,810
EarthLink, Inc.*	22,080	228,528
Eastgroup Properties, Inc.REIT	2,880	96,970
Eclipsys Corp.*	6,080	92,781
EDO Corp.	2,560	61,747
eFunds Corp.*	7,360	128,800
El Paso Electric Co.*	7,360	113,638
Electro Scientific Industries, Inc.*	4,480	126,829
ElkCorp	3,200	76,608
Emmis Communications Corp.*	7,040	147,699
Empire District Electric Co.	3,840	77,222
Emulex Corp.*	11,520	164,851

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Encore Acquisition Co.*	3,520	$98,208
Encysive Pharmaceuticals, Inc.*	8,640	73,440
EnPro Industries, Inc.*	3,520	80,890
Enterasys Networks, Inc.*	34,560	72,922
Entertainment Properties TrustREIT	3,200	114,368
Entravision Communications Corp.*	8,000	61,440
Entrust Technologies, Inc.*	10,560	47,520
Enzo Biochem, Inc.*	3,840	57,600
Epicor Software Corp.*	6,400	89,920
Equity Inns, Inc.REIT	7,360	68,374
Equity One, Inc.REIT	4,800	86,784
eResearch Technology, Inc.*	5,256	147,168
ESCO Technologies, Inc.*	2,240	119,526
ESS Technology, Inc.*	5,440	58,262
Essex Property Trust, Inc.REIT	1,600	109,360
Esterline Technologies Corp.*	3,520	103,946
Ethan Allen Interiors, Inc.	1,600	57,456
Excel Technology, Inc.*	1,920	63,840
Exelixis, Inc.*	10,240	103,322
Exide Technologies*	3,840	78,528
ExpressJet Holdings, Inc.*	6,080	73,811
F.N.B. Corp.	4,480	91,392
FBL Financial Group, Inc.—Class A	1,920	54,259
FelCor Lodging Trust, Inc.*REIT	8,000	96,800
Ferro Corp.	4,480	119,526
Fidelity Bankshares, Inc.	2,240	79,408
Filenet Corp.*	5,760	181,843
Financial Federal Corp.*	2,240	78,982
Finisar Corp.*	27,200	53,856
Finish Line, Inc.—Class A*	3,200	96,544
First BanCorp	5,120	208,640
First Charter Corp.	4,800	104,592
First Citizens BancShares, Inc.—Class A	960	117,120
First Commonwealth Financial Corp.	11,520	149,414
First Community Bancorp—Class A	2,240	86,106
First Community Bankshares, Inc.	1,600	53,600
First Federal Capital Corp.	3,200	89,056
First Financial Bancorp	5,760	102,067
First Financial Bankshares, Inc.	2,240	93,923
First Financial Corp.	2,240	71,456
First Financial Holdings, Inc.	1,920	55,315
First Health Group Corp.*	12,480	194,813
First Horizon Pharmaceutical Corp.*	4,160	78,624
First Industrial Realty Trust, Inc.REIT	4,160	153,421
First Merchants Corp.	3,200	83,040
First National Bancshares	7,759	147,030
First Republic Bank	2,240	96,499
First Sentinel Bancorp, Inc.	3,840	78,912
FirstFed Financial Corp.*	2,240	93,184
Fisher Communications, Inc.*	960	48,317
Florida East Coast Industries, Inc.	3,520	136,048
Flowers Foods, Inc.	5,120	133,888
Flushing Financial Corp.	2,880	50,832
Forest Oil Corp.*	4,160	113,651
Formfactor, Inc.*	4,480	100,576
Franklin Electric Co., Inc.	2,560	96,666
Fred’s, Inc.	6,400	141,376
Frontier Financial Corp.	2,560	89,446
FTI Consulting, Inc.*	6,080	100,320
Fuller (H.B.) Co.	4,160	118,144
Furniture Brands International, Inc.	3,200	80,160
G & K Services, Inc.	2,880	115,747
Gables Residential TrustREIT	1,600	54,368
Gardner Denver, Inc.*	2,880	80,352
Gartner Group, Inc.*	7,360	97,299
Gateway, Inc.*	36,480	164,160
GATX Corp.	3,520	95,744
Gaylord Entertainment Co.*	3,840	120,538
GenCorp, Inc.	5,760	77,126
General Cable Corp.*	6,400	54,720
General Communication, Inc.—Class A*	7,360	58,438
Genesee & Wyoming, Inc.—Class A*	2,560	60,672
Genesis Healthcare Corp.*	3,200	92,928
Gentiva Health Services, Inc.*	4,160	67,642
Geron Corp.*	7,360	59,542
Getty Realty Corp.REIT	2,880	72,461
Gibraltar Steel Corp.	2,560	84,019
Glacier Bancorp, Inc.	4,296	121,018
Glatfelter (P.H.) Co.	4,800	67,584
Glimcher Realty TrustREIT	5,440	120,333
Global Industries, Ltd.*	13,440	76,877
Global Power Equipment Group, Inc.*	5,440	43,629
Golden Telecom, Inc.	2,240	63,034
Goodyear Tire & Rubber Co.*	23,040	209,433
Granite Construction, Inc.	2,560	46,669
Graphic Packaging Corp.*	10,880	94,112
Gray Television, Inc.	7,360	102,230
Greif Brothers Corp.—Class A	2,240	94,640
Grey Wolf, Inc.*	30,720	130,253
Group 1 Automotive, Inc.*	2,560	85,018
Guitar Center, Inc.*	3,520	156,534
Gymboree Corp.*	5,120	78,643
Hancock Holding Co.	4,480	130,189
Handleman Co.	3,840	88,934
Hanover Compressor Co.*	7,680	91,392
Harbor Florida Bancshares, Inc.	3,520	96,835
Harland (John H.) Co.	4,160	122,096
Harleysville National Corp.	4,160	106,496
Harris Interactive, Inc.*	8,000	53,760
Harvest Natural Resources, Inc.*	5,760	85,882
Haverty Furniture Companies, Inc.	3,200	55,936
Hayes Lemmerz International, Inc.*	6,080	91,808
Healthcare Realty Trust, Inc.REIT	4,480	167,910
Heartland Express, Inc.	5,120	140,083
Hecla Mining Co.*	19,520	111,264
HEICO Corp.	3,200	58,400
Helmerich & Payne, Inc.	5,120	133,734
Hibbet Sporting Goods, Inc.*	3,840	105,024
Highland Hospitality Corp.REIT	5,760	57,888
Highwoods Properties, Inc.REIT	8,000	188,000
Hollinger International, Inc.	7,360	123,574
Holly Corp.	1,600	59,840
Hologic, Inc.*	3,200	74,400
Home Properties of New York, Inc.REIT	2,560	99,789
HomeStore.com, Inc.*	15,680	62,563
Hooper Holmes, Inc.	9,280	53,267
Horace Mann Educators Corp.	6,080	106,278
Hot Topic, Inc.*	8,000	163,921
Hudson River Bancorp, Inc.	5,220	89,105
Human Genome Sciences, Inc.*	18,880	219,574
Hydril Co.*	2,560	80,640
Hypercom Corp.*	8,320	70,304

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
IBERIABANK Corp.	960	$56,813
Identix, Inc.*	14,400	107,568
IDEX Corp.	6,217	213,537
IDX Systems Corp.*	3,520	112,253
IHOP Corp.	3,520	125,875
II-VI, Inc.	1,920	58,867
Imation Corp.	5,120	218,163
IMC Global, Inc.	12,480	167,233
IMPAC Mortgage Holdings, Inc.REIT	5,760	129,715
Impax Laboratories, Inc.*	8,000	155,040
Incyte Genomics, Inc.*	9,920	75,789
Independence Community Bank Corp.	9,112	331,677
Independent Bank Corp.	2,560	74,112
Independent Bank Corp.	2,880	73,152
Infinity Property & Casualty Corp.	3,520	116,160
InFocus Corp.*	6,400	54,400
Informatica Corp.*	14,080	107,430
infoUSA, Inc.*	5,120	51,917
InnKeepers U.S.A. TrustREIT	5,440	56,086
Insight Communications Co., Inc.*	7,360	68,154
Insituform Technologies, Inc.—Class A*	4,480	72,890
Integra Bank Corp.	2,560	56,397
Integrated Device Technology, Inc.*	9,600	132,864
Integrated Silicon Solution, Inc.*	5,760	70,330
Interactive Data Corp.*	6,080	105,914
Interdigital Communications Corp.*	8,640	162,518
Interface, Inc.*	7,360	64,253
Internet Capital Group, Inc.*	6,400	49,536
Internet Security Systems, Inc.*	6,080	93,267
Interstate Bakeries Corp.	6,720	72,912
InterVoice-Brite, Inc.*	5,760	66,067
Interwoven, Inc.*	6,720	67,872
Intrado, Inc.*	2,880	46,339
Intuitive Surgical, Inc.*	5,440	103,360
Invacare Corp.	3,840	171,725
Inveresk Research Group, Inc.*	4,800	148,032
Inverness Medical Innovation, Inc.*	2,240	49,056
Investors Real Estate TrustREIT	6,720	69,754
Iomega Corp.	8,320	46,426
Ionics, Inc.*	2,880	81,360
Ipass, Inc.*	7,360	77,942
Ipayment, Inc.*	1,600	65,600
Irwin Financial Corp.	2,880	76,032
ISIS Pharmaceuticals, Inc.*	8,640	49,594
Jack in the Box, Inc.*	2,880	85,536
Jacuzzi Brands, Inc.*	12,480	100,714
JAKKS Pacific, Inc.*	4,160	86,486
Jarden Corp.*	3,840	138,202
JLG Industries, Inc.	6,400	88,896
JM Smucker Co.	285	13,084
Jo-Ann Stores, Inc.*	3,200	94,080
Jones Lang LaSalle, Inc.*	4,480	121,408
Journal Register Co.*	6,400	128,000
Joy Global, Inc.	8,000	239,520
K-V Pharmaceutical Co.*	5,760	132,998
K2, Inc.*	5,120	80,384
Kadant, Inc.*	2,240	51,811
Kansas City Southern Industries, Inc.*	6,400	99,200
Kaydon Corp.	4,160	128,669
KCS Energy, Inc.*	8,000	106,560
Keane, Inc.*	7,360	100,758
Kellwood Co.	3,200	139,360
Kelly Services, Inc.—Class A	2,880	85,824
Kennametal, Inc.	5,440	249,151
Kensey Nash Corp.*	1,600	55,200
Key Energy Group*	12,800	120,832
Keystone Automotive Industries, Inc.*	2,560	71,398
KFX, Inc.*	7,040	53,645
Kilroy Realty Corp.REIT	1,920	65,472
Kimball International, Inc.—Class B	3,520	51,920
Kindred Healthcare, Inc.*	4,480	118,048
Kirby Corp.*	3,520	136,928
Knight Trading Group, Inc.*	18,880	189,178
Knight Transportation, Inc.*	4,160	119,517
Kopin Corp.*	11,520	58,867
Korn/Ferry International*	5,120	99,174
Kramont Realty TrustREIT	3,840	61,440
Kronos, Inc.*	4,160	171,392
La Quinta Corp.*	30,720	258,048
La-Z-Boy, Inc.	7,680	138,086
LabOne, Inc.*	2,880	91,526
Labor Ready, Inc.*	5,760	89,280
Laclede Group, Inc.	3,520	96,483
Laidlaw International*	14,400	186,624
Lancaster Colony Corp.	4,480	186,546
Lance, Inc.	4,160	64,064
Landauer, Inc.	1,600	71,456
Landstar System, Inc.*	4,800	253,776
Lasalle Hotel PropertiesREIT	4,480	109,312
Lattice Semiconductor Corp.*	18,560	130,106
Lawson Software, Inc.*	8,960	63,437
Lennox International, Inc.	6,720	121,632
Levitt Corp.—Class A*	2,560	65,946
Lexicon Genetics, Inc.*	10,240	80,282
Libbey, Inc.	2,240	62,182
Lifecell Corp.*	4,800	54,192
Ligand Pharmaceuticals, Inc.—Class B*	11,520	200,218
Lincoln Electric Holdings, Inc.	5,440	185,450
Lindsay Manufacturing Co.	1,920	46,118
Linens ‘n Things, Inc.*	3,840	112,550
Lionbridge Technologies, Inc.*	7,680	58,752
Lithia Motors, Inc.—Class A	2,240	55,507
Littelfuse, Inc.*	3,520	149,283
LKQ Corp.*	2,240	41,507
LNR Property Corp.	960	52,080
Longview Fibre Co.*	8,320	122,554
Luminex Corp.*	4,480	45,069
M/I Schottenstein Homes, Inc.	1,600	64,960
Macdermid, Inc.	4,480	151,648
Macrovision Corp.*	7,040	176,211
Magellan Health Services*	4,480	149,856
Magnum Hunter Resources, Inc.*	10,240	106,291
Maguire Properties, Inc.REIT	4,800	118,896
Manitowoc Co.	3,840	129,984
ManTech International Corp.—Class A*	2,880	54,058
Manufactured Home Communities, Inc.REIT	2,560	84,966
Marcus Corp.	3,200	55,200
MarineMax, Inc.*	1,920	55,066
MatrixOne, Inc.*	8,000	55,280
Matthews International Corp.—Class A	5,440	179,194
Mattson Technology, Inc.*	6,400	76,928
Maverick Tube Corp.*	2,240	58,822

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Maximus, Inc.*	2,880	$102,125
MB Financial, Inc.	2,880	106,013
McDATA Corp.—Class A*	19,200	103,296
McGrath Rentcorp	1,600	59,120
Medarex, Inc.*	13,120	95,645
Mentor Corp.	6,720	230,429
Mercury Computer Systems, Inc.*	3,520	87,296
MeriStar Hospitality Corp.*REIT	14,400	98,496
Metal Management, Inc.*	2,880	57,053
Metals USA, Inc.*	3,200	57,216
Methode Electronics, Inc.—Class A	5,760	74,707
Metrocall Holdings, Inc.*	960	64,320
MFA Mortgage Investments, Inc.REIT	11,200	99,680
MGE Energy, Inc.	3,200	104,416
Micromuse, Inc.*	12,800	85,632
Micros Systems, Inc.*	2,560	122,803
Mid-State Bancshares	3,840	90,278
Millennium Chemicals, Inc.*	8,960	155,187
Mindspeed Technologies, Inc.*	16,320	80,947
Mine Safety Appliances Co.	3,520	118,624
Modine Manufacturing Co.	3,840	122,304
Molina Healthcare, Inc.*	1,600	61,088
Monaco Coach Corp.	3,840	108,173
Moog, Inc.—Class A*	4,331	160,723
MPS Group, Inc.*	16,000	193,920
MTS Systems Corp.	3,520	82,544
Mueller Industries, Inc.	3,840	137,473
Myers Industries, Inc.	3,520	49,632
Mykrolis Corp.*	6,720	117,062
Nabi Biopharmaceuticals*	9,600	136,512
Nara Bancorp, Inc.	2,880	49,334
National Financial Partners	5,440	191,869
National Health Investors, Inc.REIT	3,840	104,410
National Penn Bancshares, Inc.	3,840	114,202
National Western Life Insurance Co.—Class A*	320	49,136
Nationwide Health Properties, Inc.REIT	10,240	193,537
Navigant Consulting Co.*	7,360	157,798
NBT Bancorp, Inc.	5,440	121,530
NCI Building Systems, Inc.*	2,880	93,744
NCO Group, Inc.*	4,480	119,571
NDCHealth Corp.	2,560	59,392
Newcastle Investment Corp.REIT	4,800	143,760
Newpark Resources, Inc.*	13,760	85,312
NMS Communications Corp.*	7,680	56,678
North Fork Bancorp, Inc.	1,728	65,750
North Pittsburgh Systems, Inc.	2,560	51,328
Northwest Airlines Corp.—Class A*	11,200	124,544
Northwest Bancorp, Inc.	3,200	73,280
Northwest Natural Gas Co.	4,480	136,639
NS Group, Inc.*	2,880	47,347
Nu Skin Enterprises, Inc.	8,000	202,561
Nuvelo, Inc.*	4,800	46,176
Oceaneering International, Inc.*	4,160	142,480
Octel Corp.	1,920	50,554
Ocular Sciences, Inc.*	3,200	121,600
Ocwen Financial Corp.*	6,400	77,056
Odyssey Healthcare, Inc.*	6,080	114,426
Offshore Logistics, Inc.*	3,200	89,984
Ohio Casualty Corp.*	9,920	199,690
Oil States International, Inc.*	4,800	73,440
Old Dominion Freight Line, Inc.*	2,696	79,478
Old National Bancorp	9,280	230,422
Old Second Bancorp, Inc.	960	50,640
OM Group, Inc.*	3,520	116,195
Omega Healthcare Investors, Inc.REIT	7,680	77,107
ON Semiconductor Corp.*	19,840	99,597
Onyx Pharmaceuticals, Inc.*	4,160	176,218
Open Solutions, Inc.*	1,920	47,962
Opsware, Inc.*	8,320	65,894
OraSure Technologies, Inc.*	6,400	62,272
Orbital Sciences Corp.*	7,040	97,222
Oriental Financial Group, Inc.	3,386	91,659
OrthoLogic Corp.*	5,760	49,939
Oscient Pharmaceuticals Corp.*	9,920	50,691
Otter Tail Power Co.	4,160	111,738
Overseas Shipholding Group, Inc.	1,600	70,608
Overstock.com, Inc.*	1,920	75,034
Owens & Minor, Inc.	6,080	157,473
Oxford Industries, Inc.	2,240	97,574
P.F. Chang’s China Bistro, Inc.*	2,560	105,344
Pacific Capital Bancorp	7,475	210,272
Packeteer, Inc.*	5,440	87,856
PalmOne, Inc.*	4,160	144,643
Par Pharmaceutical Cos., Inc.*	1,280	45,069
Parametric Technology Corp.*	43,840	219,201
PAREXEL International Corp.*	4,160	82,368
Park National Corp.	1,920	245,204
Parker Drilling Co.*	15,360	58,675
Parkway Properties, Inc.REIT	909	40,405
Paxar Corp.*	5,760	112,435
Payless ShoeSource, Inc.*	9,920	147,907
Pediatrix Medical Group, Inc.*	3,200	223,519
Peet’s Coffee & Tea, Inc.*	1,920	47,981
Penn Virginia Corp.	2,880	103,997
PennsylvaniaREIT	4,480	153,440
Pep Boys-Manny, Moe & Jack	3,840	97,344
Per-Se Technologies, Inc.*	3,840	55,834
Perot Systems Corp.—Class A*	12,480	165,610
Perrigo Co.	9,920	188,182
PFF Bancorp, Inc.	1,600	59,584
Pharmos Corp.*	14,400	59,184
Philadelphia Consolidated Holding Corp.*	2,880	173,002
Pinnacle Entertainment, Inc.*	5,760	72,634
Pixelworks, Inc.*	6,720	102,950
Plains Exploration & Production Co.*	9,600	176,160
Plug Power, Inc.*	8,000	59,840
PNM Resources, Inc.	7,767	161,310
PolyOne Corp.*	15,040	111,898
Post Properties, Inc.REIT	6,400	186,560
Powerwave Technologies, Inc.*	10,560	81,312
Prentiss Properties TrustREIT	4,800	160,896
Presidential Life Corp.	3,520	63,430
Price Communications Corp.*	6,320	93,283
Price Legacy Corp.REIT	3,520	64,979
Prima Energy Corp.*	1,600	63,312
Prime Hospitality Corp.*	6,080	64,570
PRIMEDIA, Inc.*	21,760	60,493
Primus Telecommunications Group, Inc.*	12,160	61,773
Priority Healthcare Corp.—Class B*	4,800	110,160
PrivateBancorp, Inc.	2,560	70,298
ProAssurance Corp.*	4,160	141,898

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
ProQuest Co.*	3,840	$104,640
Prosperity Bancshares, Inc.	2,560	62,336
Provident Bankshares Corp.	5,440	156,890
Provident Financial Services, Inc.	8,960	157,248
Province Healthcare Co.*	7,360	126,224
PS Business Parks, Inc.REIT	1,920	77,261
PSS World Medical, Inc.*	11,200	125,440
Pulitzer, Inc.	1,280	62,592
Quanta Services, Inc.*	11,840	73,645
Quantum Corp.*	29,440	91,264
R & G Financial Corp.—Class B	4,160	137,530
RailAmerica, Inc.*	5,760	84,096
RAIT Investment TrustREIT	3,200	78,880
Ralcorp Holdings, Inc.*	4,160	146,432
Range Resources Corp.	11,200	163,520
RARE Hospitality International, Inc.*	5,440	135,456
RC2 Corp.*	2,240	79,520
Reader’s Digest Association, Inc.	11,200	179,089
RealNetworks, Inc.*	18,240	124,762
Realty Income Corp.REIT	4,160	173,597
Red Robin Gourmet Burgers, Inc.*	1,920	52,550
Regal-Beloit Corp.	4,160	92,602
Reliance Steel & Aluminum Co.	2,880	116,122
Revlon, Inc.—Class A*	24,000	70,800
RF Micro Devices, Inc.*	28,160	211,200
RLI Corp.	3,200	116,800
Rock-Tenn Co.	4,800	81,360
Rogers Corp.*	2,560	178,944
RTI International Metals, Inc.*	3,520	56,144
Ruddick Corp.	5,440	122,128
Russell Corp.	4,800	86,208
Ryans Restaurant Group, Inc.*	7,040	111,232
Ryerson Tull, Inc.	3,840	60,979
S & T Bancorp, Inc.	3,840	122,803
S1 Corp.*	11,520	114,509
Safeguard Scientifics, Inc.*	19,520	44,896
SafeNet, Inc.*	3,840	106,291
Saga Communications, Inc.*	2,560	46,720
Salix Pharmaceuticals, Ltd.*	3,840	126,528
Sandy Spring Bancorp, Inc.	2,240	77,840
Sapient Corp.*	12,800	76,928
Scansoft, Inc.*	13,120	64,944
ScanSource, Inc.*	1,920	114,086
Schweitzer-Mauduit International, Inc.	1,920	58,810
SCP Pool Corp.	5,760	259,201
Seacoast Financial Services Corp.	4,800	166,080
SEACOR SMIT, Inc.*	2,560	112,461
Secure Computing Corp.*	5,760	67,104
Select Comfort Corp.*	5,440	154,496
Select Medical Corp.	12,800	171,776
Sensient Technologies Corp.	7,040	151,220
Sequa Corp.—Class A*	960	56,131
SERENA Software, Inc.*	4,160	79,414
Shaw Group, Inc.*	8,960	90,765
Shopko Stores, Inc.*	4,800	67,872
Sierra Pacific Resources*	17,280	133,229
Silgan Holdings, Inc.	1,920	77,395
Silicon Graphics, Inc.*	42,880	94,336
Silicon Image, Inc.*	12,160	159,661
Silicon Storage Technology, Inc.*	12,800	131,840
Siliconix, Inc.*	960	47,635
Simmons First National Corp.—Class A	2,560	66,637
Simpson Manufacturing Co., Inc.	2,880	161,626
Sinclair Broadcast Group—Class A	7,360	75,587
Six Flags, Inc.*	14,080	102,221
SkyWest, Inc.	9,600	167,137
Skyworks Solutions, Inc.*	21,440	187,171
Sola International, Inc.*	4,480	77,190
Sonic Automotive, Inc.	3,840	85,056
Sonic Corp.*	136	3,094
Sonic Solutions*	2,880	61,200
SonoSite, Inc.*	2,560	61,210
Sonus Networks, Inc.*	35,520	169,786
Sotheby’s Holdings, Inc.—Class A*	6,080	97,037
Southern Union Co.*	5,760	121,421
Southwest Gas Corp.	5,120	123,546
Southwestern Energy Co.*	5,120	146,790
Spartech Corp.	4,160	107,910
Speedway Motorsports, Inc.	2,560	85,606
Spherion Corp.*	9,920	100,589
SRA International, Inc.—Class A*	1,600	67,712
St.Mary Land & Exploration Co.	4,160	148,304
Standard Microsystems Corp.*	2,880	67,162
Standex International Corp.	1,920	52,224
StarTek, Inc.	1,920	68,736
State Auto Financial Corp.	2,240	68,813
STERIS Corp.*	7,360	166,042
Sterling Bancorp	2,240	61,869
Sterling Bancshares, Inc.	7,360	104,438
Sterling Financial Corp.	3,520	91,626
Sterling Financial Corp.*	3,961	126,237
Stewart & Stevenson Services, Inc.	4,800	86,016
Stewart Enterprises, Inc.—Class A*	17,600	143,264
Strayer Education, Inc.	2,240	249,917
Stride Rite Corp.	6,400	70,592
Suffolk Bancorp	1,920	62,592
Summit Properties, Inc.REIT	4,160	106,662
Superior Energy Services, Inc.*	8,960	90,048
SureWest Communications	2,240	70,784
Susquehanna Bancshares, Inc.	7,680	193,229
Swift Energy Co.*	3,840	84,710
Sybron Dental Special, Inc.*	6,400	191,040
Sycamore Networks, Inc.*	28,480	120,470
Symmetricom, Inc.*	7,360	65,504
Take-Two Interactive Software, Inc.*	4,800	147,072
TALX Corp.	2,240	54,723
Taubman Centers, Inc.REIT	7,040	161,146
Techne Corp.*	5,760	250,271
Technitrol, Inc.*	6,080	133,152
Tecumseh Products Co.	2,560	105,446
Teledyne Technologies, Inc.*	5,440	108,909
TeleTech Holdings, Inc.**	6,080	53,322
Telik, Inc.*	6,400	152,768
Tenneco Automotive, Inc.*	6,720	88,906
Terex Corp.*	4,480	152,902
Tesoro Petroleum Corp.*	6,400	176,641
Tessera Technologies*	3,840	69,197
TETRA Technologies, Inc.*	3,520	94,512
Texas Industries, Inc.	2,880	118,570
The Medicines Co.*	7,360	224,553
The Men’s Wearhouse, Inc.*	1,920	50,669
The Phoenix Companies, Inc.	14,400	176,400

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
The Robert Mondavi Corp.—Class A*	1,600	$59,232
The Steak n Shake Co.*	3,840	69,965
Thomas Industries, Inc.	2,240	74,368
Thor Industries, Inc.	3,200	107,072
THQ, Inc.*	4,800	109,920
Tierone Corp.	3,200	68,832
Titan Corp.*	13,120	170,298
Toro Co.	1,280	89,690
Town & Country TrustREIT	2,880	72,691
Trammell Crow Co.*	5,440	76,704
Transaction Systems Architects, Inc.*	6,080	130,902
Transkaryotic Therapies, Inc.*	4,800	71,808
Transmeta Corp.*	24,320	53,261
Tredegar Corp.	4,480	72,262
Triad Guaranty, Inc.*	1,600	93,120
Triarc Companies, Inc.	5,760	58,579
Trinity Industries, Inc.	2,880	91,555
TriQuint Semiconductor, Inc.*	22,400	122,304
Triumph Group, Inc.*	2,560	81,741
TrustCo Bank Corp. NY	12,160	159,296
Trustmark Corp.	7,680	222,106
TTM Technologies, Inc.*	6,720	79,632
Tyler Technologies, Inc.*	6,080	57,517
UbiquiTel, Inc.*	11,520	48,614
UICI*	5,440	129,526
UIL Holdings Corp.	1,600	77,904
UMB Financial Corp.	2,560	132,147
Unit Corp.*	3,520	110,704
United Auto Group, Inc.	2,560	78,464
United Community Banks, Inc.	4,800	120,864
United Community Financial Corp.	4,480	58,240
United Fire & Casualty Co.	1,280	73,920
United Online, Inc.*	8,640	152,150
United Rentals, Inc.*	2,880	51,523
United Surgical Partners International, Inc.*	4,480	176,826
Universal American Financial Corp.*	4,480	49,190
Universal Corp.	3,840	195,610
Universal Forest Products, Inc.	2,560	82,560
Universal Health Realty Income TrustREIT	1,920	55,104
Universal Technica*	2,240	89,555
Univest Corporation of Pennsylvania	1,280	65,280
Unizan Financial Corp.	3,520	91,872
Unova, Inc.*	8,000	162,000
URS Corp.*	2,880	78,912
Urstadt Biddle Properties—Class AREIT	3,520	52,131
USEC, Inc.	12,480	109,450
Vail Resorts, Inc.*	3,200	61,312
Valeant Pharmaceuticals International	7,360	147,200
Valmont Industries, Inc.	2,240	51,296
ValueClick, Inc.*	13,120	157,178
Varian Semiconductor Equipment Associates, Inc.*	3,840	148,070
Vertex Pharmaceuticals, Inc.*	12,800	138,752
Viasys Healthcare, Inc.*	5,120	107,059
Vicor Corp.*	3,200	58,464
Vicuron Pharmaceuticals, Inc.*	7,680	96,461
Vignette Corp.*	47,360	78,618
Vintage Petroleum, Inc.	4,800	81,456
Visteon Corp.	14,720	171,782
VISX, Inc.*	2,560	68,403
Vitesse Semiconductor Corp.*	35,520	173,338
W-H Energy Services, Inc.*	4,160	81,536
W.R. Grace & Co.*	10,880	67,456
Wabtec Corp.	5,760	103,910
Walter Industries, Inc.	3,840	52,301
WashingtonREIT	6,400	188,032
Washington Trust Bancorp, Inc.	2,240	58,173
Watsco, Inc.	3,520	98,806
Watson Wyatt & Company Holdings	5,440	144,976
Watts Industries, Inc.—Class A	3,520	94,864
Wausau-Mosinee Paper Corp.	7,360	127,327
WCI Communities, Inc.*	2,560	57,114
webMethods, Inc.*	7,680	65,818
Weis Markets, Inc.	1,920	67,296
Werner Enterprises, Inc.	6,720	141,792
Wesbanco, Inc.	2,880	83,894
WESCO International, Inc.*	2,880	52,992
West Coast Bancorp	2,560	54,886
West Pharmaceutical Services, Inc.	2,560	108,288
Westamerica Bancorporation	3,840	201,408
Wild Oats Markets, Inc.*	5,120	72,038
Winn-Dixie Stores, Inc.	13,440	96,768
Winnebago Industries, Inc.	3,200	119,295
Wintrust Financial Corp.	3,200	161,632
WMS Industries, Inc.*	3,200	95,360
Wolverine World Wide, Inc.	6,080	159,601
Woodward Governor Co.	1,600	115,376
World Fuel Services Corp.	1,600	72,128
X-Rite, Inc.	3,520	51,181
Yankee Candle Co., Inc.*	4,800	140,400
Zenith National Insurance Corp.	1,280	62,208
Zoll Medical Corp.*	1,600	56,128
Zoran Corp.*	7,040	129,184
Zymogenetics, Inc.*	3,200	60,800

TOTAL COMMON STOCKS (Cost $80,388,912)		84,949,648

	Principal Amount
U.S. Government Agency Obligations (27.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$32,319,000	32,319,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,319,000)		32,319,000

TOTAL INVESTMENT SECURITIES (Cost $112,707,912)—98.0%		117,268,648
Net other assets (liabilities)—2.0%		2,453,889

NET ASSETS—100.0%		$119,722,537

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $31,605,125)	107	$1,395,869

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $3,191,921)	5,396	$21,826
Equity Index Swap Agreements based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $405,022)	685	11,934
ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.1%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.5%
Auto Parts & Equipment		1.0%
Banks		7.1%
Beverages		0.1%
Biotechnology		1.1%
Building Materials		0.8%
Chemicals		1.3%
Commercial Services		3.6%
Computers		2.1%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.7%
Diversified Financial Services		0.5%
Electric		1.4%
Electrical Components & Equipment		0.3%
Electronics		1.7%
Energy-Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software/Services		0.1%
Entertainment		0.7%
Environmental Control		0.2%
Food		0.9%
Forest & Paper Products		0.5%
Gas		0.3%
Hand/Machine Tools		0.6%
Health Care—Products		2.3%
Healthcare—Services		1.8%
Home Builders		0.4%
Home Furnishings		0.4%
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		1.8%
Internet		2.6%
Investment Companies		0.1%
Iron/Steel		0.5%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.3%
Media		1.0%
Medical—Biomedical/Genetic		0.1%
Medical—Drugs		0.1%
Medical Instruments		0.1%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.6%
Mining		0.6%
Miscellaneous Manufacturing		1.3%
Office/Business Equipment		0.1%
Oil & Gas		2.3%
Oil & Gas Services		0.9%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.4%
Pharmaceuticals		2.7%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.6%
Retail		3.6%
Savings & Loans		1.6%
Semiconductors		2.7%
Software		2.1%
Telecommunication		2.6%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.4%
Trucking & Leasing		0.1%
Water		0.1%
Other **		29.0%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (Unaudited)

Statement of Assets and Liabilities

June 30, 2004

Assets:
Investment securities, at value (cost $112,707,912)	$117,268,648
Segregated cash balances with brokers for futures contracts	2,108,101
Segregated cash balances with custodian for swap agreements	103
Dividends and interest receivable	43,808
Receivable for investments sold	45,864
Receivable for capital shares issued	1,878,782
Variation margin on futures contracts	89,964
Unrealized appreciation on swap contracts	33,760
Prepaid expenses	1,216

Total Assets	121,470,246

Liabilities:
Cash overdraft	150,979
Payable for investments purchased	1,318,091
Payable for capital shares redeemed	4
Advisory fees payable	68,387
Management services fees payable	13,677
Administration fees payable	2,935
Administrative services fees payable	71,741
Distribution fees payable	71,742
Other accrued expenses	50,153

Total Liabilities	1,747,709

Net Assets	$119,722,537

Net Assets consist of:
Capital	$105,011,592
Accumulated net investment income (loss)	(354,317)
Accumulated net realized gains (losses) on investments	9,074,897
Net unrealized appreciation (depreciation) on investments	5,990,365

Net Assets	$119,722,537

Shares of Beneficial Interest Outstanding	3,577,004

Net Asset Value (offering and redemption price per share)	$33.47

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Dividends	$450,857
Interest	187,261

Total Investment Income	638,118

Expenses:
Advisory fees	456,661
Management services fees	91,333
Administration fees	19,124
Transfer agency and administrative service fees	175,093
Distribution fees	152,220
Custody fees	47,111
Fund accounting fees	31,151
Other fees	19,744

Total Expenses	992,437

Net Investment Income (Loss)	(354,319)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,681,122
Net realized gains (losses) on futures contracts	(971,366)
Net realized gains (losses) on swap agreements	599,968
Change in net unrealized appreciation/depreciation on investments	(2,080,892)

Net Realized and Unrealized Gains (Losses) on Investments	4,228,832

Change in Net Assets Resulting from Operations	$3,874,513

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(354,319)	$(315,344)
Net realized gains (losses) on investments	6,309,724	11,595,737
Change in net unrealized appreciation/depreciation on investments	(2,080,892)	8,241,792

Change in net assets resulting from operations	3,874,513	19,522,185

Capital Transactions:
Proceeds from shares issued	198,653,799	317,214,802
Cost of shares redeemed	(210,140,581)	(248,014,063)

Change in net assets resulting from capital transactions	(11,486,782)	69,200,739

Change in net assets	(7,612,269)	88,722,924
Net Assets:
Beginning of period	127,334,806	38,611,882

End of period	$119,722,537	$127,334,806

Accumulated net investment income (loss)	$(354,317)	$2

Share Transactions:
Issued	6,015,087	11,747,664
Redeemed	(6,465,149)	(9,464,090)

Change in shares	(450,062)	2,283,574

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.62		$22.15		$28.56		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.14	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments	1.94		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	1.85		9.47		(6.41)		(1.44)

Net Asset Value, End of Period	$33.47		$31.62		$22.15		$28.56

Total Return	5.85	%(c)	42.75%		(22.44)%		(4.80	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.73%		1.97%		2.65%
Net expenses(d)	1.63%		1.73%		1.97%		2.25%
Net investment income (loss)(d)	(0.58)%		(0.52)%		(0.62)%		(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$119,723		$127,335		$38,612		$19,965
Portfolio turnover rate(e)	99	%(c)	189%		527%		2,627	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
Alcatel SAADR*	198,940	$3,081,581
Alcon, Inc.	41,160	3,237,234
ASM Lithography Holding N.V.*	161,210	2,758,303
AstraZeneca PLCADR	108,045	4,931,174
Autoliv, Inc.	54,880	2,315,936
Aventis SAADR	58,310	4,435,642
BP Amoco PLCADR	178,360	9,554,744
DaimlerChrysler AG	87,465	4,116,978
Diageo PLCADR	68,600	3,755,850
Elan Corp., PLC*	116,620	2,885,179
Ericsson (LM) Telephone Co.ADR*	145,775	4,361,588
Flamel TechnologiesADR*	84,035	2,069,782
GlaxoSmithKline PLCADR	162,925	6,754,871
HSBC Holdings PLCADR	111,475	8,350,592
Infineon TechnologiesADR*	202,370	2,752,232
Koninklijke (Royal) Philips Electronics NVADR	132,055	3,591,896
Nokia OYJADR	337,855	4,912,412
Novartis AGADR	152,635	6,792,257
Rio Tinto PLC	34,300	3,363,115
Royal Dutch Petroleum Co.ADR	123,480	6,380,212
Ryanair Holdings PLCADR*	72,030	2,361,143
SAP AGADR	106,330	4,445,657
Shell Transport & Trading Co.ADR	111,475	4,982,933
Siemens AGADR	63,455	4,601,757
STMicroelectronics NVADR	135,485	2,982,025
Total Fina SAADR	72,030	6,920,642
UBS AG	75,460	5,362,188
Unilever NVADR	54,880	3,759,829
Vodafone Group PLCADR	343,000	7,580,299
Willis Group Holdings, Ltd.	66,885	2,504,843

TOTAL COMMON STOCKS (Cost $116,134,113)		135,902,894

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$294,000	294,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $116,428,113)—100.4%		136,196,894
Net other assets (liabilities)—(0.4)%		(517,629)

NET ASSETS—100.0%		$135,679,265

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $399,350)	7	$(4,041)
ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines		1.7%
Auto Manufacturers		4.7%
Banks		10.1%
Beverages		2.8%
Electronics		4.6%
Food		2.8%
Healthcare		2.1%
Healthcare—Products		2.4%
Insurance		1.8%
Miscellaneous Manufacturing		3.4%
Oil & Gas		23.1%
Pharmaceuticals		18.5%
Semiconductors		4.2%
Software		3.3%
Telecommunications		14.7%
Other**		(0.2)%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland		3.6%
France		12.2%
Germany		13.4%
Ireland		3.9%
Netherlands		12.2%
Sweden		3.2%
Switzerland		13.5%
United Kingdom		38.2%
United States		(0.2)%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and other net assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Europe 30 (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $116,428,113)	$136,196,894
Segregated cash balances with brokers for futures contracts	26,390
Dividends and interest receivable	176,841
Receivable for capital shares issued	38,650
Prepaid expenses	1,331

Total Assets	136,440,106

Liabilities:
Cash overdraft	578
Payable for capital shares redeemed	506,449
Variation margin on futures contracts	1,663
Advisory fees payable	77,289
Management services fees payable	15,458
Administration fees payable	3,330
Administrative services fees payable	57,815
Distribution fees payable	40,371
Other accrued expenses	57,888

Total Liabilities	760,841

Net Assets	$135,679,265

Net Assets consist of:
Capital	$145,614,959
Accumulated net investment income (loss)	462,928
Accumulated net realized gains (losses) on investments	(30,163,362)
Net unrealized appreciation (depreciation) on investments	19,764,740

Net Assets	$135,679,265

Shares of Beneficial Interest Outstanding	5,156,492

Net Asset Value (offering and redemption price per share)	$26.31

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,445,438
Interest	10,981

Total Investment Income	1,456,419

Expenses:
Advisory fees	484,441
Management services fees	96,889
Administration fees	21,439
Transfer agency and administrative service fees	309,775
Distribution fees	161,480
Custody fees	23,383
Fund accounting fees	37,023
Other fees	28,415

Total Expenses	1,162,845

Net Investment Income (Loss)	293,574

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,470,675
Net realized gains (losses) on futures contracts	(65,123)
Change in net unrealized appreciation (depreciation) on investments	(8,260,666)

Net Realized and Unrealized Gains (Losses) on Investments	1,144,886

Change in Net Assets Resulting from Operations	$1,438,460

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004 (Unaudited)	For the year ended December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$293,574	$169,354
Net realized gains (losses) on investments	9,405,552	(38,636)
Change in net unrealized appreciation/depreciation on investments	(8,260,666)	25,492,572

Change in net assets resulting from operations	1,438,460	25,623,290

Distributions to Shareholders From:
Net investment income	—	(130,122)

Change in net assets resulting from distributions	—	(130,122)

Capital Transactions:
Proceeds from shares issued	337,355,670	392,950,300
Dividends reinvested	—	130,122
Cost of shares redeemed	(345,133,515)	(309,673,943)

Change in net assets resulting from capital transactions	(7,777,845)	83,406,479

Change in net assets	(6,339,385)	108,899,647
Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$135,679,265	$142,018,650

Accumulated net investment income (loss)	$462,928	$169,354

Share Transactions:
Issued	12,855,763	19,540,491
Reinvested	—	5,335
Redeemed	(13,388,174)	(15,695,886)

Change in shares	(532,411)	3,849,940

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$24.96		$18.01	$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.05 (b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments	1.29		6.92	(6.32)	(7.68)		(4.79)	6.86

Total income (loss) from investment activities	1.35		6.97	(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—		—	—
Net realized gains on investments	—		—	—	—		(0.14)	—

Total distributions	—		(0.02)	—	—		(0.14)	—

Net Asset Value, End of Period	$26.31		$24.96	$18.01	$24.26		$31.98	$36.82

Total Return	5.41	%(c)	38.73%	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	2.03%	1.89%		1.65%	2.39%
Net expenses(d)	1.80%		1.91%	1.98%	1.89%		1.65%	1.78%
Net investment income (loss)(d)	0.45%		0.25%	0.33%	(0.14)%		0.26%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$135,679		$142,019	$33,119	$52,253		$25,004	$3,262
Portfolio turnover rate(e)	245	%(c)	376%	1,280%	1,002%		1,434%	100	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

24

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

25

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

26

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

27

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of

28

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Asset and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for futures contract.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars

29

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregated or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

30

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

Expires 2005
ProFund VP Europe 30	$21,392
ProFund VP Rising Rates Opportunity	$7,932

31

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP Bull	$437,221,040	$280,863,378
ProFund VP Small-Cap	85,545,302	105,548,409
ProFund VP Europe 30	291,827,902	297,437,170

5.	Concentration Risk

Each of ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Expires 2005
ProFund VP Rising Rates Opportunity	$1,935,661

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$2,570,146	$4,451,729
ProFund VP Europe 30	7,828,365	10,516,081	5,807,241	3,450,241	27,601,928
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$395,600,928	$13,994,694	$(1,486,457)	$12,508,237
ProFund VP Small-Cap	114,015,662	3,740,600	(487,614)	3,252,986
ProFund VP Europe 30	131,213,634	6,120,977	(1,137,717)	4,983,260
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)

32

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS V P

Basic Materials

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Pharmaceuticals

Precious Metals

Real Estate

Technology

Telecommunications

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND VP

Money Market

> Semiannual Report
June 30, 2004

> Table of Contents
i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP UltraBull
10	ProFund VP UltraMid-Cap
18	ProFund VP UltraSmall-Cap
29	ProFund VP UltraOTC
34	ProFund VP Bear
38	ProFund VP Short Small-Cap
42	ProFund VP Short OTC
46	ProFund VP Basic Materials
50	ProFund VP Consumer Cyclical
54	ProFund VP Consumer Non-Cyclical
58	ProFund VP Energy
62	ProFund VP Financial
66	ProFund VP Healthcare
70	ProFund VP Industrial
74	ProFund VP Pharmaceuticals
78	ProFund VP Precious Metals
82	ProFund VP Real Estate
86	ProFund VP Technology
90	ProFund VP Telecommunications
94	ProFund VP U.S. Government Plus
98	ProFund VP Rising Rates Opportunity
102	ProFund VP Money Market

106	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

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PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—Class AREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising	0.2%
Aerospace/Defense	1.5%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.2%
Banks	5.8%
Beverages	2.4%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.3%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.1%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.6%
Gas	0.1%
Hand/Machine Tools	0.1%
Healtcare—Products	3.2%
Healtcare—Services	1.1%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	4.4%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Diversified	0.3%
Machinery—Constuction & Mining	0.2%
Media	3.0%
Mining	0.5%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	5.0%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	6.3%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.11)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.2%)
3Com Corp.*	23,788	$148,675
99 Cents Only Stores*	4,382	66,826
Abercrombie & Fitch Co.—Class A	6,886	266,833
Activision, Inc.*	8,764	139,348
Acxiom Corp.	5,634	139,892
ADTRAN, Inc.	5,008	167,117
Advanced Fibre Communications, Inc.*	5,634	113,807
Advent Software, Inc.*	2,504	45,247
AGCO Corp.*	5,008	102,013
AGL Resources, Inc.	3,756	109,112
Airgas, Inc.	4,382	104,774
AirTran Holdings, Inc.*	5,008	70,813
Alaska Air Group, Inc.*	1,878	44,828
Albemarle Corp.	2,504	79,252
Alexander & Baldwin, Inc.	2,504	83,759
ALLETE, Inc.	5,634	187,612
Alliance Data Systems Corp.*	5,008	211,588
Alliant Energy Corp.	6,886	179,587
Alliant Techsystems, Inc.*	2,504	158,603
Allmerica Financial Corp.*	3,756	126,953
AMB Property Corp.REIT	5,008	173,427
American Eagle Outfitters, Inc.*	5,008	144,781
American Financial Group, Inc.	5,008	153,095
American Greetings Corp.—Class A*	4,382	101,575
AmeriCredit Corp.*	9,390	183,387
Amerus Group Co.	2,504	103,666
Ametek, Inc.	5,008	154,747
AnnTaylor Stores Corp.*	3,756	108,849
Apogent Technologies, Inc.*	6,260	200,320
Applebee’s International, Inc.	5,634	129,695
Apria Healthcare Group, Inc.*	3,130	89,831
Aqua America, Inc.	6,260	125,513
Aquilla, Inc.*	12,520	44,571
Arch Coal, Inc.	3,756	137,432
Arrow Electronics, Inc.*	7,512	201,472
Arthur J. Gallagher & Co.	5,634	171,555
ArvinMeritor, Inc.	4,382	85,756
Ascential Software Corp.*	4,382	70,068
Associated Banc Corp.	7,512	222,581
Astoria Financial Corp.	5,634	206,092
Atmel Corp.*	31,300	185,296
Avnet, Inc.*	8,138	184,733
Avocent Corp.*	3,130	114,996
Bandag, Inc.	1,252	55,752
Bank of Hawaii Corp.	3,756	169,846
Banknorth Group, Inc.	10,642	345,652
Banta Corp.	1,878	83,402
Barnes & Noble, Inc.*	4,382	148,900
Barr Laboratories, Inc.*	6,260	210,962
Beckman Coulter, Inc.	4,382	267,302
Belo (A.H.) Corp.—Class A	7,512	201,697
BJ’s Wholesale Club, Inc.*	5,008	125,200
Black Hills Corp.	1,878	59,157
Blyth, Inc.	3,130	107,954
Bob Evans Farms, Inc.	2,504	68,560
Borders Group, Inc.	5,634	132,061
BorgWarner, Inc.	3,756	164,400
Bowater, Inc.	3,756	156,212
Boyd Gaming Corp.	3,756	99,797
Brink’s Co.	3,756	128,643
Brinker International, Inc.*	6,260	213,591
Brown & Brown, Inc.	4,382	188,864
C.H. Robinson Worldwide, Inc.	5,634	258,263
Cabot Corp.	4,382	178,346
Cabot Microelectronics Corp.*	1,878	57,486
Cadence Design Systems, Inc.*	16,902	247,276
Caesars Entertainment, Inc.*	20,032	300,480
Callaway Golf Co.	5,008	56,791
Career Education Corp.*	6,260	285,207
Carlisle Cos., Inc.	1,878	116,906
Carmax, Inc.*	7,512	164,287
Catalina Marketing Corp.*	3,756	68,697
CBRL Group, Inc.	3,756	115,873
CDW Corp.	5,634	359,224
Cephalon, Inc.*	3,756	202,824
Ceridian Corp.*	10,016	225,360
Certegy, Inc.	4,382	170,022
Charles River Laboratories International, Inc.*	3,130	152,963
CheckFree Holdings Corp.*	5,008	150,240
Chico’s FAS, Inc.*	5,008	226,161
Choicepoint, Inc.*	5,634	257,248
Church & Dwight, Inc.	2,504	114,633
Cincinnati Bell, Inc.*	15,650	69,486
City National Corp.	3,130	205,641
Claire’s Stores, Inc.	6,260	135,842
CNF, Inc.	3,130	130,083
Coach, Inc.*	12,520	565,779
Cognizant Technology Solutions Corp.*	7,512	190,880
Colonial BancGroup, Inc.	8,138	147,867
Commerce Bancorp, Inc.	5,008	275,490
Commscope, Inc.*	4,382	93,994
Community Health Systems*	5,634	150,822
Compass Bancshares, Inc.	8,764	376,851
Constellation Brands, Inc.*	6,886	255,678
Cooper Cameron Corp.*	3,756	182,917
Copart, Inc.*	6,260	167,142
Corinthian Colleges, Inc.*	5,008	123,898
Covance, Inc.*	4,382	169,058
Coventry Health Care, Inc.*	6,260	306,114
Credence Systems Corp.*	5,008	69,110
Cree Research, Inc.*	5,008	116,586
Crompton Corp.	7,512	47,326
CSG Systems International, Inc.*	3,756	77,749
Cullen/Frost Bankers, Inc.	3,130	140,068
Cypress Semiconductor Corp.*	8,138	115,478
Cytec Industries, Inc.	2,504	113,807
CYTYC Corp.*	8,138	206,461
D.R. Horton, Inc.	15,024	426,682
Dean Foods Co.*	10,016	373,697
DENTSPLY International, Inc.	5,008	260,917
DeVry, Inc.*	4,382	120,154
Diebold, Inc.	5,008	264,773
Dollar Tree Stores, Inc.*	7,512	206,054
Donaldson Co., Inc.	6,260	183,418
DPL, Inc.	8,764	170,197
DST Systems, Inc.*	5,634	270,939
Dun & Bradstreet Corp.*	5,008	269,982
Duquesne Light Holdings, Inc.	3,756	72,528
Dycom Industries, Inc.*	3,130	87,640

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Eaton Vance Corp.	4,382	$167,436
Education Management Corp.*	5,008	164,563
Edwards (A.G.), Inc.	5,634	191,724
Edwards Lifesciences Corp.*	3,756	130,897
Emmis Communications Corp.*	3,756	78,801
Energizer Holdings, Inc.*	5,008	225,360
Energy East Corp.	7,512	182,166
Ensco International, Inc.	8,764	255,032
Entercom Communications Corp.*	3,130	116,749
Equitable Resources, Inc.	3,756	194,223
Everest Re Group, Ltd.	3,756	301,832
Expeditors International of Washington, Inc.	7,512	371,167
Express Scripts, Inc.—Class A*	5,634	446,381
Fair, Isaac & Co., Inc.	5,008	167,167
Fairchild Semiconductor International, Inc.*	7,512	122,971
Fastenal Co.	5,008	284,605
Federal Signal Corp.	3,130	58,249
Ferro Corp.	2,504	66,807
Fidelity National Financial, Inc.	11,268	420,748
First American Financial Corp.	5,634	145,864
First Health Group Corp.*	6,886	107,490
FirstMerit Corp.	5,634	148,569
Flowserve Corp.*	3,756	93,675
FMC Corp.*	2,504	107,947
FMC Technologies, Inc.*	4,382	126,202
Forest Oil Corp.*	3,756	102,614
Furniture Brands International, Inc.	3,756	94,088
Gartner Group, Inc.*	8,764	115,860
GATX Corp.	3,130	85,136
Gentex Corp.	5,008	198,717
Glatfelter (P.H.) Co.	3,130	44,070
Graco, Inc.	4,784	148,543
Granite Construction, Inc.	2,504	45,648
Grant Prideco, Inc.*	8,138	150,227
Great Plains Energy, Inc.	4,382	130,145
Greater Bay Bancorp	3,130	90,457
GreenPoint Financial Corp.	9,390	372,782
GTECH Holdings Corp.	3,756	173,940
Hanover Compressor Co.*	4,382	52,146
Harman International Industries, Inc.	4,382	398,762
Harris Corp.	4,382	222,387
Harsco Corp.	2,504	117,688
Harte-Hanks, Inc.	5,008	122,246
Hawaiian Electric Industries, Inc.	5,008	130,709
HCC Insurance Holdings, Inc.	4,382	146,403
Health Net, Inc.*	7,512	199,068
Helmerich & Payne, Inc.	3,130	81,756
Henry (Jack) & Associates, Inc.	6,260	125,826
Henry Schein, Inc.*	3,130	197,628
Herman Miller, Inc.	5,008	144,932
Hibernia Corp.	10,642	258,601
Highwoods Properties, Inc.REIT	3,756	88,266
Hillenbrand Industries, Inc.	4,382	264,892
HNI Corp.	3,756	158,991
Horace Mann Educators Corp.	2,504	43,770
Hormel Foods Corp.	9,390	292,029
Hospitality Properties TrustREIT	4,382	185,359
Hovnanian Enterprises—Class A*	3,756	130,371
Hubbell, Inc.—Class B	3,756	175,443
IDACORP, Inc.	2,504	67,608
Imation Corp.	2,504	106,695
IMC Global, Inc.	7,512	100,661
INAMED Corp.*	2,504	157,376
Independence Community Bank Corp.	5,634	205,078
IndyMac Bancorp, Inc.	3,756	118,690
Integrated Circuit Systems, Inc.*	4,382	119,015
Integrated Device Technology, Inc.*	6,886	95,302
International Rectifier Corp.*	4,382	181,502
International Speedway Corp.	3,756	182,692
Intersil Corp.—Class A	9,390	203,388
Interstate Bakeries Corp.	3,130	33,961
Investors Financial Services Corp.	4,382	190,968
ITT Educational Services, Inc.*	2,504	95,202
IVAX Corp.*	13,146	315,372
J.B. Hunt Transport Services, Inc.	5,008	193,209
Jacobs Engineering Group, Inc.*	3,756	147,911
Jefferies Group, Inc.	3,756	116,136
JetBlue Airways Corp.*	6,260	183,919
JM Smucker Co.	3,130	143,698
Keane, Inc.*	4,382	59,990
Kelly Services, Inc.—Class A	2,504	74,619
KEMET Corp.*	5,634	68,847
Kennametal, Inc.	2,504	114,683
Korn/Ferry International*	2,504	48,502
Krispy Kreme Doughnuts, Inc.*	3,756	71,702
L-3 Communications Holdings, Inc.	6,260	418,168
LaBranche & Co., Inc.	3,756	31,626
Lam Research Corp.*	8,764	234,876
Lancaster Colony Corp.	2,504	104,267
Lattice Semiconductor Corp.*	7,512	52,659
Laureate Education Inc*	2,504	95,753
Lear Corp.	4,382	258,494
Lee Enterprises, Inc.	3,130	150,271
Legg Mason, Inc.	4,382	398,805
Lennar Corp.—Class B	10,016	447,916
Leucadia National Corp.	4,382	217,785
Liberty Property TrustREIT	5,008	201,371
LifePoint Hospitals, Inc.*	2,504	93,199
Lincare Holdings, Inc.*	6,260	205,704
Longview Fibre Co.*	3,130	46,105
LTX Corp.*	3,130	33,835
Lubrizol Corp.	3,130	114,621
Lyondell Chemical Co.	11,268	195,950
Mack-Cali Realty Corp.REIT	3,756	155,423
Macromedia, Inc.*	3,756	92,210
Macrovision Corp.*	3,130	78,344
Mandalay Resort Group	4,382	300,780
Manpower, Inc.	5,634	286,039
Martin Marietta Materials	3,130	138,753
McDATA Corp.—Class A*	7,512	40,415
MDU Resources Group, Inc.	7,512	180,513
Media General, Inc.—Class A	1,252	80,403
Mentor Graphics Corp.*	4,382	67,790
Mercantile Bankshares Corp.	5,008	234,475
Michaels Stores, Inc.	4,382	241,010
Micrel, Inc.*	6,260	76,059
Microchip Technology, Inc.	13,146	414,626
Millennium Pharmaceuticals, Inc.*	18,780	259,165

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc.	1,252	$72,616
Modine Manufacturing Co.	2,504	79,752
Mohawk Industries, Inc.*	4,382	321,332
MONY Group, Inc.*	3,130	97,969
MPS Group, Inc.*	6,886	83,458
Murphy Oil Corp.	6,260	461,363
National Commerce Financial Corp.	13,772	447,589
National Fuel Gas Co.	5,634	140,850
National Instruments Corp.	5,634	172,682
National-Oilwell, Inc.*	5,634	177,415
Neiman Marcus Group, Inc.—Class A	3,130	174,185
Network Associates, Inc.*	10,016	181,590
New Plan Excel Realty Trust, Inc.REIT	6,260	146,234
New York Community Bancorp	11,268	221,191
Newfield Exploration Co.*	3,756	209,359
Newport Corp.*	2,504	40,490
Noble Energy, Inc.	3,756	191,556
Nordson Corp.	2,504	108,598
Northeast Utilities System	8,764	170,635
NSTAR	3,756	179,837
O’Reilly Automotive, Inc.*	3,756	169,771
OGE Energy Corp.	5,634	143,498
Ohio Casualty Corp.*	3,756	75,608
Old Republic International Corp.	12,520	296,974
Olin Corp.	5,008	88,241
Omnicare, Inc.	6,260	267,991
ONEOK, Inc.	6,260	137,657
Outback Steakhouse, Inc.	5,008	207,131
Oxford Health Plans, Inc.	5,634	310,095
Pacific Sunwear of California, Inc.*	5,008	98,007
PacifiCare Health Systems, Inc.*	5,008	193,609
Packaging Corp. of America	6,886	164,575
Par Pharmaceutical Cos., Inc.*	1,878	66,124
Patterson Dental Co.*	4,382	335,179
Patterson-UTI Energy, Inc.	5,008	167,317
Payless ShoeSource, Inc.*	3,756	56,002
Peabody Energy Corp.	3,756	210,298
Pentair, Inc.	6,260	210,586
Pepco Holdings, Inc.	6,886	125,876
PepsiAmericas, Inc.	8,764	186,147
Perrigo Co.	5,008	95,002
Petsmart, Inc.	9,390	304,705
Pier 1 Imports, Inc.	6,260	110,739
Pioneer Natural Resources Co.	7,512	263,521
Plains Exploration & Production Co.*	4,382	80,410
Plantronics, Inc.*	3,130	131,773
Plexus Corp.*	2,504	33,804
PMI Group, Inc.	6,260	272,435
PNM Resources, Inc.	3,756	78,012
Pogo Producing Co.	3,756	185,546
Polycom, Inc.*	6,886	154,315
Potlatch Corp.	1,878	78,200
Powerwave Technologies, Inc.*	7,512	57,842
Precision Castparts Corp.	3,756	205,416
Price Communications Corp.*	85	1,255
Pride International, Inc.*	8,764	149,952
Protective Life Corp.	4,382	169,452
Protein Design Labs, Inc.*	5,634	107,778
Provident Financial Group, Inc.	3,230	127,456
Puget Energy, Inc.	6,260	137,157
Quanta Services, Inc.*	7,512	46,725
Quantum Corp.*	10,642	32,990
Questar Corp.	5,634	217,698
Radian Group, Inc.	6,260	299,854
Raymond James Financial Corp.	5,008	132,462
Rayonier, Inc.	3,130	139,129
Reader’s Digest Association, Inc.	6,886	110,107
Regis Corp.	2,504	111,653
Renal Care Group, Inc.*	4,503	149,184
Republic Services, Inc.	11,268	326,096
Retek, Inc.*	3,756	23,062
Reynolds & Reynolds Co.	4,382	101,356
RF Micro Devices, Inc.*	11,268	84,510
Rollins, Inc.	3,130	72,021
Ross Stores, Inc.	10,016	268,028
RPM, Inc.	7,512	114,182
RSA Security, Inc.*	3,756	76,885
Ruby Tuesday, Inc.	3,756	103,102
Ruddick Corp.	3,130	70,269
Ryland Group, Inc.	1,252	97,906
Saks, Inc.	9,390	140,850
Sandisk Corp.*	8,764	190,091
SCANA Corp.	6,886	250,445
Scholastic Corp.*	2,504	74,995
SEI Investments Co.	7,512	218,148
Semtech Corp.*	5,008	117,888
Sensient Technologies Corp.	3,130	67,232
Sepracor, Inc.*	5,634	298,039
Sequa Corp.—Class A*	626	36,602
Sierra Pacific Resources*	7,512	57,918
Silicon Laboratories, Inc.*	3,130	145,076
Silicon Valley Bancshares*	2,504	99,284
Six Flags, Inc.*	6,260	45,448
Smith International, Inc.*	6,260	349,058
Smithfield Foods, Inc.*	7,512	220,853
Sonoco Products Co.	6,260	159,630
Sotheby’s Holdings, Inc.—Class A*	4,382	69,937
SPX Corp.	5,008	232,571
StanCorp Financial Group, Inc.	1,878	125,826
Stericycle, Inc.*	2,504	129,557
STERIS Corp.*	4,382	98,858
Storage Technology Corp.*	6,886	199,694
Superior Industries International, Inc.	1,878	62,819
Swift Transportation Co., Inc.*	5,634	101,130
Sybase, Inc.*	6,886	123,948
Synopsys, Inc.*	10,016	284,755
TCF Financial Corp.	5,008	290,714
Tech Data Corp.*	3,756	146,972
Tecumseh Products Co.	1,252	51,570
Teleflex, Inc.	2,504	125,576
Telephone & Data Systems, Inc.	3,756	267,426
The Cheesecake Factory, Inc.*	3,130	124,543
The Scotts Co.—Class A*	1,878	119,966
Thor Industries, Inc.	2,504	83,784
Tidewater, Inc.	3,756	111,929
Timberland Co.—Class A*	2,504	161,733
Titan Corp.*	5,008	65,004
Toll Brothers, Inc.*	4,382	185,446
Tootsie Roll Industries, Inc.	3,756	122,070
Transaction Systems Architects, Inc.*	2,504	53,911

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Triad Hospitals, Inc.*	5,008	$186,448
Trinity Industries, Inc.	3,130	99,503
TriQuint Semiconductor, Inc.*	8,764	47,851
Tupperware Corp.	3,756	72,979
Tyson Foods, Inc.—Class A	23,788	498,358
United Dominion Realty Trust, Inc.REIT	8,138	160,970
United Rentals, Inc.*	5,008	89,593
Unitrin, Inc.	4,382	186,673
Universal Corp.	1,878	95,665
Universal Health Services, Inc.—Class B	3,756	172,363
UTStarcom, Inc.*	6,260	189,365
Valassis Communications, Inc.*	3,756	114,445
Valeant Pharmaceuticals International	5,634	112,680
Valspar Corp.	3,130	157,877
Varco International, Inc.*	6,260	137,031
Varian Medical Systems, Inc.*	4,382	347,711
Varian, Inc.*	1,878	79,158
Vectren Corp.	5,008	125,651
Vertex Pharmaceuticals, Inc.*	5,008	54,287
Viad Corp.	3,436	92,806
Vishay Intertechnology, Inc.*	10,642	197,728
VISX, Inc.*	3,130	83,634
W.R. Berkley Corp.	5,634	241,980
Waddell & Reed Financial, Inc.	5,634	124,568
Washington Federal, Inc.	5,008	120,192
Washington Post Co.—Class B	626	582,187
Weatherford International, Ltd.*	8,764	394,204
Webster Financial Corp.	3,756	176,607
Werner Enterprises, Inc.	5,008	105,669
Westamerica Bancorporation	2,504	131,335
Westar Energy, Inc.	5,008	99,709
Western Gas Resources, Inc.	5,008	162,660
Westwood One, Inc.*	6,886	163,887
WGL Holdings, Inc.	3,130	89,894
Whole Foods Market, Inc.	3,756	358,510
Williams-Sonoma, Inc.*	7,512	247,596
Wilmington Trust Corp.	4,382	163,098
Wind River Systems, Inc.*	5,008	58,894
Wisconsin Energy Corp.	7,512	244,966
WPS Resources Corp.	2,504	116,060
XTO Energy, Inc.	15,024	447,565
York International Corp.	2,504	102,839
Zebra Technologies Corp.*	3,130	272,310

TOTAL COMMON STOCKS (Cost $59,336,692)		64,957,863

	Principal Amount
U.S. Government Agency Obligations (16.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$13,701,000	13,701,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,701,000)		13,701,000

TOTAL INVESTMENT SECURITIES (Cost $73,037,692)—95.9%		78,658,863
Net other assets (liabilities)—4.1%		3,388,343

NET ASSETS—100.0%		$82,047,206

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $64,144,000)	211	$1,073,101

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/30/04 (Underlying notional amount at value $35,088,108)	57,740	204,828
ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.2%
Aerospace/Defense		0.8%
Agriculture		0.1%
Airlines		0.4%
Apparel		0.9%
Auto Parts & Equipment		0.9%
Banks		5.0%
Beverages		0.5%
Biotechnology		0.6%
Building Materials		0.3%
Chemicals		2.0%
Coal		0.4%
Commercial Services		2.9%
Communication Services		0.3%
Computers		2.9%
Distribution/Wholesale		1.0%
Diversified Financial Services		1.6%
Electric		3.6%
Electrical Components & Equipment		0.7%
Electronics		1.1%
Engineering & Construction		0.3%
Entertainment		0.6%
Environmental Control		0.6%
Food		2.7%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.1%
Health Care		0.2%
Healthcare—Products		3.1%
Healthcare—Services		2.5%
Home Builders		1.6%
Home Furnishings		0.6%
Household Products/Wares		0.6%
Insurance		4.6%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.9%
Media		1.9%
Metal Fabricate/Hardware		0.3%
Miscellaneous Manufacturing		1.7%
Office Furnishings		0.4%
Oil & Gas		3.2%
Oil & Gas Services		2.0%

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Packaging & Containers	0.4%
Pharmaceuticals	2.5%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	5.9%
Savings & Loans	1.6%
Semiconductors	2.8%
Software	2.2%
Telecommunications	2.1%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	20.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

14

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $73,037,692)	$78,658,863
Segregated cash balances with brokers for futures contracts	4,046,711
Segregated cash balances with custodian for swap agreements	111
Dividends and interest receivable	25,784
Receivable for investments sold	3,477,420
Receivable for capital shares issued	583,529
Unrealized appreciation on swap agreements	204,828
Variation margin on futures contracts	515,094
Prepaid expenses	438

Total Assets	87,512,778

Liabilities:
Cash overdraft	541,180
Payable for investments purchased	453,763
Payable for capital shares redeemed	4,366,350
Advisory fees payable	29,643
Management services fees payable	5,929
Administration fees payable	1,275
Administrative services fees payable	18,101
Distribution fees payable	11,111
Other accrued expenses	38,220

Total Liabilities	5,465,572

Net Assets	$82,047,206

Net Assets consist of:
Capital	$71,911,826
Accumulated net investment income (loss)	(195,747)
Accumulated net realized gains (losses) on investments	3,432,027
Net unrealized appreciation (depreciation) on investments	6,899,100

Net Assets	$82,047,206

Shares of Beneficial Interest Outstanding	2,537,834

Net Asset Value (offering and redemption price per share)	$32.33

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$191,583
Interest	67,640

Total Investment Income	259,223

Expenses:
Advisory fees	175,776
Management services fees	35,156
Administration fees	8,077
Transfer agency and administrative service fees	118,192
Distribution fees	58,592
Custody fees	27,733
Fund accounting fees	16,979
Other fees	14,465

Total Expenses	454,970

Net Investment Income (Loss)	(195,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,322)
Net realized gains (losses) on futures contracts	(676,438)
Net realized gains (losses) on swap agreements	1,464,288
Change in net unrealized appreciation/depreciation on investments	1,571,605

Net Realized and Unrealized Gains (Losses) on Investments	2,355,133

Change in Net Assets Resulting from Operations	$2,159,386

See accompanying notes to the financial statements.

15

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(195,747)	$(197,676)
Net realized gains (losses) on investments	783,528	7,009,479
Change in net unrealized appreciation/depreciation on investments	1,571,605	4,544,429

Change in net assets resulting from operations	2,159,386	11,356,232

Capital Transactions:
Proceeds from shares issued	386,787,867	397,432,347
Cost of shares redeemed	(345,553,435)	(390,912,434)

Change in net assets resulting from capital transactions	41,234,432	6,519,913

Change in net assets	43,393,818	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$82,047,206	$38,653,388

Accumulated net investment income (loss)	$(195,747)	$—

Share Transactions:
Issued	12,394,296	17,884,061
Redeemed	(11,168,770)	(17,771,340)

Change in shares	1,225,526	112,721

See accompanying notes to the financial statements.

16

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the Year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.00		12.34		(12.59)

Total income (loss) from investment activities	2.87		12.14		(12.68)

Net Asset Value, End of Period	$32.33		$29.46		$17.32

Total Return	9.74	%(c)	70.09%		(42.27	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.83)%		(0.88)%		(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$82,047		$38,653		$20,777
Portfolio turnover rate(e)	308	%(c)	1,202%		2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of Less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (77.8%)
21st Century Insurance Group	3,036	$39,286
99 Cents Only Stores*	6,900	105,225
A.C. Moore Arts & Crafts, Inc.*	1,932	53,149
AAR Corp.*	4,692	53,254
Aaron Rents, Inc.	3,312	109,760
Abaxis, Inc.*	2,484	47,146
Abgenix, Inc.*	11,592	135,858
ABM Industries, Inc.	5,244	102,101
Acadia Realty TrustREIT	3,588	49,299
Actuant Corp.*	3,036	118,374
Acuity Brands, Inc.	3,864	104,328
Adaptec, Inc.*	14,904	126,088
Advanced Digital Information Corp.*	9,108	88,348
Advisory Board Co.*	2,484	88,430
ADVO, Inc.	3,864	127,203
Aeropostale, Inc.*	79	2,126
Affiliated Managers Group, Inc.*	115	5,793
Affordable Residential CommunitiesREIT	3,588	59,561
Agile Software Corp.*	7,452	65,205
AirTran Holdings, Inc.*	6,348	89,761
AK Steel Holding Corp.*	15,456	81,453
Alabama National BanCorporation	1,656	91,858
Alamosa Holdings, Inc.*	9,108	66,944
Albany International Corp.—Class A	3,588	120,413
Albany Molecular Research, Inc.*	3,312	42,824
Albemarle Corp.	2,484	78,619
Alfa Corp.	4,692	65,688
Alkermes, Inc.*	10,764	146,390
Allegheny Technologies, Inc.	7,728	139,490
Alliance Gaming Corp.*	7,176	123,140
Alpharma, Inc.	3,036	62,177
Altiris, Inc.*	3,036	83,824
AMC Entertainment, Inc.*	4,416	67,874
AMCOL International Corp.	3,036	57,532
American Medical Security Group, Inc.*	1,656	45,126
American Medical Systems Holdings, Inc.*	3,588	120,916
American States Water Co.	2,208	51,314
American Woodmark Corp.	828	49,556
AMERIGROUP Corp.*	1,104	54,317
Amis Hldg, Inc.*	4,416	74,719
Amli Residential Properties TrustREIT	3,588	105,272
AmSurg Corp.*	4,213	105,873
Anaren Microwave, Inc.**	3,036	49,608
Anchor BanCorp Wisconsin, Inc.	2,760	72,974
Anixter International, Inc.	3,588	122,100
ANSYS, Inc.*	2,208	103,776
Anteon International Corp.*	3,312	108,037
Anthracite Capital, Inc.*REIT	6,348	76,049
Apogee Enterprises, Inc.	3,864	40,186
Apollo Inv Corp Com*	8,832	121,617
Applera Corp.—Celera Genomics Group*	10,212	117,540
Applied Industrial Technologies, Inc.	2,484	74,818
Apria Healthcare Group, Inc.*	3,312	95,054
AptarGroup, Inc.	3,312	144,701
AQuantive, Inc.*	6,624	65,445
Aquilla, Inc.*	27,600	98,256
Arbitron, Inc.*	2,208	80,636
Arch Chemicals, Inc.	3,036	87,498
Arch Wireless Class A*	2,484	70,769
Arctic Cat, Inc.	1,932	53,188
Argonaut Group, Inc.*	3,312	61,040
Ariad Pharmaceuticals, Inc.*	7,452	55,815
Ariba, Inc.*	38,916	77,054
Arkansas Best Corp.	3,036	99,945
Armor Holdings, Inc.*	3,312	112,608
Artisan Components, Inc.*	3,312	85,450
Ascential Software Corp.*	8,280	132,397
Atherogenics, Inc.REIT*	5,244	99,793
Avanex Corp.*	11,316	44,019
Aviall, Inc.*	3,312	62,961
Avista Corp.	4,416	81,343
Axcelis Technologies, Inc.*	13,524	168,240
Aztar Corp.*	2,208	61,824
Baldor Electric Co.	4,140	96,669
BancorpSouth, Inc.	8,556	192,766
Bandag, Inc.	1,380	61,451
Bankatlantic Bancorp, Inc.—Class A	3,312	61,106
Banner Corp.	1,380	40,103
Banta Corp.	1,932	85,800
BE Aerospace, Inc.*	5,244	39,750
Bel Fuse, Inc.—Class B	1,656	69,055
Belden, Inc.	3,588	76,891
Benchmark Electronics, Inc.*	5,244	152,601
Berry Petroleum Co.—Class A	2,484	73,054
Beverly Enterprises, Inc.*	15,180	130,548
BioMarin Pharmaceutical, Inc.*	9,108	54,648
Black Box Corp.	2,208	104,350
Black Hills Corp.	2,484	78,246
Blue Coat Systems, Inc.*	1,380	46,216
Blyth, Inc.	2,760	95,192
Boca Resorts, Inc.—Class A*	3,036	60,174
Bone Care International, Inc.*	2,208	51,711
Boston Private Financial Holdings, Inc.	3,864	89,490
Bowne & Co., Inc.	4,968	78,743
Boyd Gaming Corp.	1,932	51,333
Brady Corp.—Class A	2,484	114,512
Brandywine Realty TrustREIT	3,312	90,053
Bright Horizons Family Solutions, Inc.*	1,932	103,575
Brocade Communications Systems, Inc.*	36,156	216,212
Brooks Automation, Inc.*	5,796	116,789
Brown Shoe Company, Inc.	2,484	101,670
Brush Wellman, Inc.*	2,484	46,948
Buckeye Technologies, Inc.*	4,140	47,610
Burlington Coat Factory Warehouse Corp.	2,484	47,941
C&D Technologies, Inc.	3,036	54,132
C-COR.net Corp.*	6,072	62,481
Cabot Microelectronics Corp.*	3,036	92,932
California Pizza Kitchen, Inc.*	2,760	52,882
California Water Service Group	2,208	60,830
Callaway Golf Co.	8,556	97,025
Calpine Corp.*	58,788	253,964
Cambrex Corp.	3,312	83,562
Capital City Bank Group, Inc.	1,380	54,634
Caraustar Industries, Inc.*	4,140	58,415
Carpenter Technology Corp.	2,760	93,978
Cascade Bancorp	2,484	45,904
Cascade Corp.	1,380	43,125
Casella Waste Systems, Inc.*	2,760	36,294
Casey’s General Stores, Inc.	7,176	131,321

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Cash America International, Inc.	4,140	$95,220
Catalina Marketing Corp.*	6,624	121,153
Cathay Bancorp, Inc.	3,036	202,500
Cato Corp.—Class A	2,760	61,962
CB Bancshares, Inc.	552	51,446
Cell Therapeutics, Inc.*	7,176	52,887
Centene Corp.*	2,760	106,398
Central Pacific Financial Corp.	2,208	60,720
Central Parking Corp.	2,484	46,426
Century Aluminum Co.*	2,484	61,578
CH Energy Group, Inc.	2,208	102,540
Champion Enterprises, Inc.*	8,832	81,078
Charles River Associates, Inc.*	1,380	42,711
Charming Shoppes, Inc.*	16,284	145,415
Charter Communications, Inc.—Class A*	38,088	149,305
Charter Municipal Mortgage Acceptance Co.	4,968	97,671
Chattem, Inc.*	2,484	71,713
Checkpoint Systems, Inc.*	4,692	84,128
Chemical Financial Corp.	3,312	122,180
Cheniere Energy, Inc.*	2,760	54,013
Chesapeake Corp.	2,760	73,637
Chippac, Inc.—Class A*	8,556	53,646
Chiquita Brands International, Inc.*	4,968	103,931
Chittenden Corp.	3,036	106,715
Chordiant Software, Inc.*	10,212	46,567
Christopher & Banks Corp.	4,692	83,095
Churchill Downs, Inc.	1,104	44,933
Ciber, Inc.*	7,176	58,987
Cimarex Energy Co.*	5,244	158,526
Cincinnati Bell, Inc.*	34,776	154,405
Circor International, Inc.	2,208	45,021
Citizens Banking Corp.	6,072	188,536
City Holding Co.	2,484	78,445
CKE Restaurants, Inc.*	7,452	99,335
Clarcor, Inc.	1,932	88,486
CLECO Corp.	6,348	114,137
CMGI, Inc.*	53,268	103,873
CMS Energy Corp.*	18,768	171,352
CNET Networks, Inc.*	15,732	174,152
Coeur d’Alene Mines Corp.*	30,360	123,870
Cognex Corp.	5,520	212,409
Coherent, Inc.*	4,140	123,579
Cohu, Inc.	3,036	57,805
Cole National Corp.*	1,932	45,112
Commerce Group, Inc.	3,036	149,887
Commercial Federal Corp.	3,864	104,714
Commercial Metals Co.	3,588	116,431
Commercial NET Lease RealtyREIT	6,624	113,933
Commscope, Inc.*	3,036	65,122
Community Bank System, Inc.	3,588	81,771
Community Banks, Inc,	1,380	40,531
Community Trust Bancorp, Inc.	1,656	50,508
Compass Minerals International, Inc.	2,208	42,791
CompuCredit Corp.*	2,760	47,748
Comstock Resources, Inc.*	3,312	64,452
Conceptus, Inc.*	3,588	40,365
Concur Technologies, Inc.*	3,588	38,392
CONMED Corp.*	4,140	113,436
Consolidated Graphics, Inc.*	1,656	72,947
Continental Airlines, Inc. Class—B*	7,728	87,867
Cooper Tire & Rubber Co.	6,624	152,353
Cornerstone Realty Income Trust, Inc.REIT	7,176	62,934
Corporate Office Properties TrustREIT	4,140	102,879
Correctional Properties TrustREIT	1,656	48,438
Corrections Corp. of America*	4,416	174,388
Corus Bankshares, Inc.	2,208	90,771
Corvis Corp.*	55,200	77,832
CoStar Group, Inc.*	2,208	101,413
Cousins Properties, Inc.REIT	3,312	109,130
Cray, Inc.*	12,144	80,393
Credence Systems Corp.*	11,592	159,970
Crompton Corp.	16,284	102,589
Cross Country Healthcare, Inc.*	3,312	60,113
Crown Holdings, Inc.*	15,180	151,344
CSK Auto Corp.*	5,796	99,343
CTI Molecular Imaginging, Inc.*	4,416	62,619
Cubic Corp.	2,208	46,213
Cubist Pharmaceuticals, Inc.*	5,796	64,336
Cuno, Inc.*	2,484	132,521
Curtiss-Wright Corp.	2,760	155,084
CV Therapeutics, Inc.*	4,416	74,012
CVB Financial Corp.	5,244	114,214
Datascope Corp.	1,656	65,727
Decode Genetics, Inc.*	6,900	58,650
Delphi Financial Group, Inc.—Class A	1,380	61,410
Delta Air Lines, Inc.*	15,180	108,082
Deltic Timber Corp.	1,380	52,992
Denbury Resources, Inc.*	3,864	80,951
Dendrite International, Inc.*	5,244	97,434
DHB Industries, Inc.*	2,760	41,897
Diagnostic Products Corp.	2,760	121,274
Dick’s Sporting Goods, Inc.*	4,140	138,069
Digital River, Inc.*	4,140	135,088
Digital Theater Systems Inc.*	2,484	64,957
Digitas, Inc.*	7,728	85,240
Dime Community Bancshares, Inc.	4,416	77,192
Dionex Corp.*	2,760	152,269
Direct General Corp.	2,208	71,230
Discovery Laboratories, Inc.*	6,624	63,524
Ditech Communications Corp.*	4,140	96,628
Dj Orthopedics, Inc.*	2,484	57,132
Dobson Communications Corp.*	15,456	50,387
Dollar Thrifty Automotive Group, Inc.*	3,036	83,308
Downey Financial Corp.	1,932	102,879
Drew Industries, Inc.*	1,104	44,933
DRS Technologies, Inc.*	2,208	70,435
Duane Reade, Inc.*	3,588	58,592
Dyax Corp.*	3,588	42,159
Dycom Industries, Inc.*	4,416	123,648
Eagle Materials Class A	2,208	156,812
EarthLink, Inc.*	19,044	197,104
Eastgroup Properties, Inc.REIT	2,484	83,636
Eclipsys Corp.*	5,244	80,023
EDO Corp	2,208	53,257
eFunds Corp.*	6,348	111,090
El Paso Electric Co.*	6,348	98,013
Electro Scientific Industries, Inc.*	3,864	109,390
ElkCorp	2,760	66,074
Emmis Communications Corp.*	6,072	127,391
Empire District Electric Co.	3,312	66,604

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Emulex Corp.*	9,936	$142,184
Encore Acquisition Co.*	3,036	84,704
Encysive Pharmaceuticals, Inc.*	7,452	63,342
EnPro Industries, Inc.*	3,036	69,767
Enterasys Networks, Inc.*	29,808	62,895
Entertainment Properties TrustREIT	2,760	98,642
Entravision Communications Corp.*	6,900	52,992
Entrust Technologies, Inc.**	9,108	40,986
Enzo Biochem, Inc.*	3,312	49,680
Epicor Software Corp.*	5,520	77,556
Equity Inns, Inc.REIT	6,348	58,973
Equity One, Inc.REIT	4,140	74,851
eResearch Technology, Inc.*	4,452	124,656
ESCO Technologies, Inc.*	1,932	103,092
ESS Technology, Inc.*	4,692	50,251
Essex Property Trust, Inc.REIT	1,380	94,323
Esterline Technologies Corp.*	3,036	89,653
Ethan Allen Interiors, Inc.	1,380	49,556
Excel Technology, Inc.*	1,656	55,062
Exelixis, Inc.*	8,832	89,115
Exide Technologies*	3,312	67,730
ExpressJet Holdings, Inc.*	5,244	63,662
F.N.B. Corp.	3,864	78,826
FBL Financial Group, Inc.—Class A	1,656	46,799
FelCor Lodging Trust, Inc.REIT*	6,900	83,490
Ferro Corp.	3,864	103,092
Fidelity Bankshares, Inc.	1,932	68,489
Filenet Corp.*	4,968	156,839
Financial Federal Corp.*	1,932	68,122
Finisar Corp.*	23,460	46,451
Finish Line, Inc.—Class A*	2,760	83,269
First BanCorp.	4,416	179,952
First Charter Corp.	4,140	90,211
First Citizens BancShares, Inc.—Class A	828	101,016
First Commonwealth Financial Corp.	9,936	128,870
First Community Bancorp—Class A	1,932	74,266
First Community Bankshares, Inc.	1,380	46,230
First Federal Capital Corp.	2,760	76,811
First Financial BanCorp.	4,968	88,033
First Financial Bankshares, Inc.	1,932	81,009
First Financial Corp.	1,932	61,631
First Financial Holdings, Inc.	1,656	47,709
First Health Group Corp.*	10,764	168,026
First Horizon Pharmaceutical Corp.*	3,588	67,813
First Industrial Realty Trust, Inc.REIT	3,588	132,325
First Merchants Corp.	2,760	71,622
First National Bancshares	6,732	127,571
First Republic Bank	1,932	83,231
First Sentinel Bancorp, Inc.	3,312	68,062
FirstFed Financial Corp.*	1,932	80,371
Fisher Communications, Inc.*	828	41,673
Florida East Coast Industries, Inc.	3,036	117,341
Flowers Foods, Inc.	4,416	115,478
Flushing Financial Corp.	2,484	43,843
Forest Oil Corp.*	3,588	98,024
Formfactor, Inc.*	3,864	86,747
Franklin Electric Co., Inc.	2,208	83,374
Fred’s, Inc.	5,520	121,937
Frontier Financial Corp.	2,208	77,148
FTI Consulting, Inc.*	5,244	86,526
Fuller (H.B.) Co.	3,588	101,899
Furniture Brands International, Inc.	2,760	69,138
G & K Services, Inc.	2,484	99,832
Gables Residential TrustREIT	1,380	46,892
Gardner Denver, Inc.*	2,484	69,304
Gartner Group, Inc.*	6,348	83,921
Gateway, Inc.*	31,464	141,588
GATX Corp.	3,036	82,579
Gaylord Entertainment Co.*	3,312	103,964
GenCorp, Inc.	4,968	66,522
General Cable Corp.*	5,520	47,196
General Communication, Inc.—Class A	6,348	50,403
Genesee & Wyoming, Inc.—Class A*	2,208	52,330
Genesis Healthcare Corp.*	2,760	80,150
Gentiva Health Services, Inc.*	3,588	58,341
Geron Corp.*	6,348	51,355
Getty Realty Corp.REIT	2,484	62,497
Gibraltar Steel Corp.	2,208	72,467
Glacier Bancorp, Inc.	3,624	102,088
Glatfelter (P.H.) Co.	4,140	58,291
Glimcher Realty TrustREIT	4,692	103,787
Global Industries, Ltd.*	11,592	66,306
Global Power Equipment Group, Inc.*	4,692	37,630
Golden Telecom, Inc.	1,932	54,366
Goodyear Tire & Rubber Co.*	19,872	180,637
Granite Construction, Inc.	2,208	40,252
Graphic Packaging Corp.*	9,384	81,172
Gray Television, Inc.	6,348	88,174
Greif Brothers Corp.—Class A	1,932	81,627
Grey Wolf, Inc.*	26,496	112,343
Group 1 Automotive, Inc.*	2,208	73,328
Guitar Center, Inc.*	3,036	135,011
Gymboree Corp.*	4,416	67,830
Hancock Holding Co.	3,864	112,288
Handleman Co.	3,312	76,706
Hanover Compressor Co.*	6,624	78,826
Harbor Florida Bancshares, Inc.	3,036	83,520
Harland (John H.) Co.	3,588	105,308
Harleysville National Corp.	3,588	91,853
Harris Interactive, Inc.*	6,900	46,368
Harvest Natural Resources, Inc.*	4,968	74,073
Haverty Furniture Companies, Inc.	2,760	48,245
Hayes Lemmerz International, Inc.*	5,244	79,184
Healthcare Realty Trust, Inc.REIT	3,864	144,823
Heartland Express, Inc.	4,416	120,822
Hecla Mining Co.*	16,836	95,965
HEICO Corp.	2,760	50,370
Helmerich & Payne, Inc.	4,416	115,346
Hibbet Sporting Goods, Inc.*	3,312	90,583
Highland Hospitality Corp.REIT	4,968	49,928
Highwoods Properties, Inc.	6,900	162,150
Hollinger International, Inc.	6,348	106,583
Holly Corp.	1,380	51,612
Hologic, Inc.*	2,760	64,170
Home Properties of New York, Inc.REIT	2,208	86,068
HomeStore.com, Inc.*	13,524	53,961
Hooper Holmes, Inc.	8,004	45,943
Horace Mann Educators Corp.	5,244	91,665
Hot Topic, Inc.*	6,900	141,381
Hudson River Bancorp, Inc.	4,416	75,381

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Common Stocks, continued	Shares	Value
Human Genome Sciences, Inc.*	16,284	$189,384
Hydril Co.*	2,208	69,552
Hypercom Corp.*	7,176	60,637
Iberiabank Corp.	828	49,001
Identix, Inc.*	12,420	92,777
IDEX Corp.	5,281	181,385
IDX Systems Corp.*	3,036	96,818
IHOP Corp.	3,036	108,567
II-VI, Inc.	1,656	50,773
Imation Corp.	4,416	188,166
IMC Global, Inc.	10,764	144,237
IMPAC Mortgage Holdings, Inc.REIT	4,968	111,879
Impax Laboratories, Inc.*	6,900	133,722
Incyte Genomics, Inc.*	8,556	65,368
Independence Community Bank Corp.	7,375	268,451
Independent Bank Corp.	2,208	63,922
Independent Bank Corp.	2,484	63,094
Infinity Property & Casualty Corp.	3,036	100,188
InFocus Corp.*	5,520	46,920
Informatica Corp.*	12,144	92,659
infoUSA, Inc.*	4,416	44,778
InnKeepers U.S.A. TrustREIT	4,692	48,375
Insight Communications Co., Inc.*	6,348	58,782
Insituform Technologies, Inc.—Class A*	3,864	62,867
Integra Bank Corp.	2,208	48,642
Integrated Device Technology, Inc.*	8,280	114,595
Integrated Silicon Solution, Inc.*	4,968	60,659
Interactive Data Corp.*	5,244	91,350
Interdigital Communications Corp.*	7,452	140,172
Interface, Inc.*	6,348	55,418
Internet Capital Group, Inc.*	5,520	42,725
Internet Security Systems, Inc.*	5,244	80,443
Interstate Bakeries Corp.	5,796	62,887
InterVoice-Brite, Inc.*	4,968	56,983
Interwoven, Inc.*	5,796	58,540
Intrado, Inc.*	2,484	39,968
Intuitive Surgical, Inc.*	4,692	89,148
Invacare Corp.	3,312	148,113
Inveresk Research Group, Inc.*	4,140	127,678
Inverness Medical Innovation, Inc.*	1,932	42,311
Investors Real Estate TrustREIT	5,796	60,162
Iomega Corp.	7,176	40,042
Ionics, Inc.*	2,484	70,173
Ipass, Inc.*	6,348	67,225
Ipayment, Inc.*	1,380	56,580
Irwin Financial Corp.	2,484	65,578
ISIS Pharmaceuticals, Inc.*	7,452	42,774
Jack in the Box, Inc.*	2,484	73,775
Jacuzzi Brands, Inc.*	10,764	86,865
JAKKS Pacific, Inc.*	3,588	74,595
Jarden Corp.*	3,312	119,199
JLG Industries, Inc.	5,520	76,673
Jo-Ann Stores, Inc.*	2,760	81,144
Jones Lang LaSalle, Inc.*	3,864	104,714
Journal Register Co.*	5,520	110,400
Joy Global, Inc.	6,900	206,586
K-V Pharmaceutical Co.*	4,968	114,711
K2, Inc.*	4,416	69,331
Kadant, Inc.*	1,932	44,687
Kansas City Southern Industries, Inc.*	5,520	85,560
Kaydon Corp.	3,588	110,977
KCS Energy, Inc.*	6,900	91,908
Keane, Inc.*	6,348	86,904
Kellwood Co.	2,760	120,198
Kelly Services, Inc.—Class A	2,484	74,023
Kennametal, Inc.	4,692	214,894
Kensey Nash Corp.*	1,380	47,610
Key Energy Group*	11,040	104,218
Keystone Automotive Industries, Inc.*	2,208	61,581
KFX, Inc.*	6,072	46,269
Kilroy Realty Corp.REIT	1,656	56,470
Kimball International, Inc.—Class B	3,036	44,781
Kindred Healthcare, Inc.*	3,864	101,816
Kirby Corp.*	3,036	118,100
Knight Trading Group, Inc.*	16,284	163,166
Knight Transportation, Inc.*	3,588	103,083
Kopin Corp.*	9,936	50,773
Korn/Ferry International*	4,416	85,538
Kramont Realty TrustREIT	3,312	52,992
Kronos, Inc.*	3,588	147,826
La Quinta Corp.*	26,496	222,566
La-Z-Boy, Inc.	6,624	119,099
LabOne, Inc.*	2,484	78,942
Labor Ready, Inc.*	4,968	77,004
Laclede Group, Inc.	3,036	83,217
Laidlaw International*	12,420	160,963
Lancaster Colony Corp.	3,864	160,898
Lance, Inc.	3,588	55,255
Landauer, Inc.	1,380	61,631
Landstar System, Inc.*	4,140	218,883
Lasalle Hotel PropertiesREIT	3,864	94,282
Lattice Semiconductor Corp.*	16,008	112,216
Lawson Software, Inc.*	7,728	54,714
Lennox International, Inc.	5,796	104,908
Levitt Corp.*	2,208	56,878
Lexicon Genetics, Inc.*	8,832	69,243
Libbey, Inc.	1,932	53,632
Lifecell Corp.*	4,140	46,741
Ligand Pharmaceuticals, Inc.—Class B*	9,936	172,689
Lincoln Electric Holdings, Inc.	4,692	159,950
Lindsay Manufacturing Co.	1,656	39,777
Linens’n Things, Inc.*	3,312	97,075
Lionbridge Technologies, Inc.*	6,624	50,674
Lithia Motors, Inc.—Class A	1,932	47,875
Littelfuse, Inc.*	3,036	128,757
LKQ Corp.*	1,932	35,800
LNR Property Corp.	828	44,919
Longview Fibre Co.*	7,176	105,703
Luminex Corp.*	3,864	38,872
M/I Schottenstein Homes, Inc.	1,380	56,028
Macdermid, Inc.	3,864	130,796
Macrovision Corp.*	6,072	151,982
Magellan Health Services*	3,864	129,251
Magnum Hunter Resources, Inc.*	8,832	91,676
Maguire Properties, Inc.REIT	4,140	102,548
Manitowoc Co.	3,312	112,111
ManTech International Corp.—Class A*	2,484	46,625
Manufactured Home Communities, Inc.REIT	2,208	73,284
Marcus Corp.	2,760	47,610
MarineMax, Inc.*	1,656	47,494

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
MascoTech, Inc.*	1,386	$—
MatrixOne, Inc.*	6,900	47,679
Matthews International Corp.—Class A	4,692	154,554
Mattson Technology, Inc.*	5,520	66,350
Maverick Tube Corp.*	1,932	50,734
Maximus, Inc.*	2,484	88,083
MB Financial, Inc.	2,484	91,436
McDATA Corp.—Class A*	16,560	89,093
McGrath RentCorp.	1,380	50,991
Medarex, Inc.*	11,316	82,494
Mentor Corp.	5,796	198,744
Mercury Computer Systems, Inc.*	3,036	75,293
MeriStar Hospitality Corp.REIT*	12,420	84,953
Metal Management, Inc.*	2,484	49,208
Metals USA, Inc.*	2,760	49,349
Methode Electronics, Inc.—Class A	4,968	64,435
Metrocall Holdings, Inc.*	828	55,476
MFA Mortgage Investments, Inc.REIT	9,660	85,974
MGE Energy, Inc.	2,760	90,059
Micromuse, Inc.*	11,040	73,858
Micros Systems, Inc.*	2,208	105,918
Mid-State Bancshares	3,312	77,865
Millennium Chemicals, Inc.*	7,728	133,849
Mindspeed Technologies, Inc.*	14,076	69,817
Mine Safety Appliances Co.	3,036	102,313
Modine Manufacturing Co.	3,312	105,487
Molina Healthcare, Inc.*	1,380	52,688
Monaco Coach Corp.	3,312	93,299
Moog, Inc.—Class A*	3,588	133,151
MPS Group, Inc.*	13,800	167,256
MTS Systems Corp.	3,036	71,194
Mueller Industries, Inc.	3,312	118,569
Myers Industries, Inc.	3,036	42,808
Mykrolis Corp.*	5,796	100,966
Nabi Biopharmaceuticals*	8,280	117,742
Nara Bancorp, Inc.	2,484	42,551
National Financial Partners	4,692	165,486
National Health Investors, Inc.REIT	3,312	90,053
National Penn Bancshares, Inc.	3,312	98,499
National Western Life Insurance Co.	276	42,380
Nationwide Health Properties, Inc.REIT	8,832	166,925
Navigant Consulting Co.*	6,348	136,101
NBT Bancorp, Inc.	4,692	104,819
NCI Building Systems, Inc.*	2,484	80,854
NCO Group, Inc.*	3,864	103,130
NDCHealth Corp.	2,208	51,226
Newcastle Investment Corp.REIT	4,140	123,993
Newpark Resources, Inc.*	11,868	73,582
NMS Communications Corp.**	6,624	48,885
North Fork Bancorp, Inc.	558	21,232
North Pittsburgh Systems, Inc.	2,208	44,270
Northwest Airlines Corp. Class A*	9,660	107,419
Northwest Bancorp, Inc.	2,760	63,204
Northwest Natural Gas Co.	3,864	117,853
NS Group, Inc.*	2,484	40,837
Nu Skin Enterprises, Inc.	6,900	174,707
Nuvelo, Inc.*	4,140	39,827
Oceaneering International, Inc.*	3,588	122,888
Octel Corp.	1,656	43,602
Ocular Sciences, Inc.*	2,760	104,880
Ocwen Financial Corp.*	5,520	66,461
Odyssey Healthcare, Inc.*	5,244	98,692
Offshore Logistics, Inc.*	2,760	77,611
Ohio Casualty Corp.*	8,556	172,231
Oil States International, Inc.*	4,140	63,342
Old Dominion Freight Line, Inc.*	2,244	66,153
Old National BanCorp.	8,004	198,738
Old Second Bancorp, Inc.	828	43,677
OM Group, Inc.*	3,036	100,218
Omega Healthcare Investors, Inc.REIT	6,624	66,505
ON Semiconductor Corp.**	17,112	85,902
Onyx Pharmaceuticals, Inc.*	3,588	151,988
Open Solutions, Inc.*	1,656	41,367
Opsware, Inc.*	7,176	56,834
OraSure Technologies, Inc.*	5,520	53,710
Orbital Sciences Corp.*	6,072	83,854
Oriental Financial Group, Inc.	2,484	67,242
OrthoLogic Corp.*	4,968	43,073
Oscient Pharmaceuticals Corp.*	8,556	43,721
Otter Tail Power Co.	3,588	96,374
Overseas Shipholding Group, Inc.	1,380	60,899
Overstock.com, Inc.*	1,656	64,716
Owens & Minor, Inc.	5,244	135,819
Oxford Industries, Inc.	1,932	84,158
P.F. Chang’s China Bistro, Inc.*	2,208	90,859
Pacific Capital BanCorp.	6,348	178,569
Packeteer, Inc.**	4,692	75,776
PalmOne, Inc.*	3,588	124,755
Par Pharmaceutical Cos., Inc.*	1,104	38,872
Parametric Technology Corp.*	37,812	189,059
Parexel International Corp.*	3,588	71,042
Park National Corp.	1,656	211,487
Parker Drilling Co.*	13,248	50,607
Parkway Properties, Inc.REIT	279	12,402
Paxar Corp.*	4,968	96,975
Payless ShoeSource, Inc.*	8,556	127,570
Pediatrix Medical Group, Inc.*	2,760	192,786
Peet’s Coffee & Tea, Inc.*	1,656	41,383
Penn Virginia Corp.	2,484	89,697
Pennsylvania REIT	3,864	132,342
Pep Boys-Manny, Moe & Jack	3,312	83,959
Per-Se Technologies, Inc.*	3,312	48,156
Perot Systems Corp.—Class A*	10,764	142,838
Perrigo Co.	8,556	162,307
PFF Bancorp, Inc.	1,380	51,391
Pharmos Corp.*	12,420	51,046
Philadelphia Consolidated Holding Corp.*	2,484	149,214
Pinnacle Entertainment, Inc.*	4,968	62,646
Pixelworks, Inc.*	5,796	88,795
Plains Exploration & Production Co.*	8,280	151,938
Plug Power, Inc.*	6,900	51,612
PNM Resources, Inc.	6,624	137,580
PolyOne Corp.*	12,972	96,512
Post Properties, Inc.REIT	5,520	160,908
Powerwave Technologies, Inc.*	9,108	70,132
Prentiss Properties TrustREIT	4,140	138,773
Presidential Life Corp.	3,036	54,709
Price Communications Corp.*	5,140	75,866
Price Legacy Corp.REIT	3,036	56,045
Prima Energy Corp.*	1,380	54,607

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Prime Hospitality Corp.*	5,244	$55,691
Primedia, Inc.*	18,768	52,175
Primus Telecommunications Group, Inc.*	10,488	53,279
Priority Healthcare Corp.—Class B*	4,140	95,013
PrivateBancorp, Inc.	2,208	60,632
ProAssurance Corp.*	3,588	122,387
ProQuest Co.*	3,312	90,252
Prosperity Bancshares, Inc.	2,208	53,765
Provident Bankshares Corp.	4,692	135,317
Provident Financial Services, Inc.	7,728	135,626
Province Healthcare Co.*	6,348	108,868
PS Business Parks, Inc.REIT	1,656	66,637
PSS World Medical, Inc.*	9,660	108,192
Pulitzer, Inc.	1,104	53,986
Quanta Services, Inc.*	10,212	63,519
Quantum Corp.*	25,392	78,715
R & G Financial Corp.—Class B	3,588	118,619
RailAmerica, Inc.*	4,968	72,533
RAIT Investment TrustREIT	2,760	68,034
Ralcorp Holdings, Inc.*	3,588	126,298
Range Resources Corp.	9,660	141,036
RARE Hospitality International, Inc.*	4,692	116,831
RC2 Corp.*	1,932	68,586
Reader’s Digest Association, Inc.	9,660	154,463
RealNetworks, Inc.*	15,732	107,607
Realty Income Corp.REIT	3,588	149,727
Red Robin Gourmet Burgers, Inc.*	1,656	45,325
Regal-Beloit Corp.	3,588	79,869
Reliance Steel & Aluminum Co.	2,484	100,155
Revlon, Inc.—Class A*	20,700	61,065
RF Micro Devices, Inc.*	24,288	182,161
RLI Corp.	2,760	100,740
Rock-Tenn Co.	4,140	70,173
Rogers Corp.*	2,208	154,340
RTI International Metals, Inc.*	3,036	48,424
Ruddick Corp.	4,692	105,335
Russell Corp.	4,140	74,354
Ryans Restaurant Group, Inc.*	6,072	95,938
Ryerson Tull, Inc.	3,312	52,595
S & T Bancorp, Inc.	3,312	105,918
S1 Corp.*	9,936	98,764
Safeguard Scientifics, Inc.*	16,836	38,723
SafeNet, Inc.*	3,312	91,676
Saga Communications, Inc.*	2,208	40,296
Salix Pharmaceuticals, Ltd.*	3,312	109,130
Sandy Spring Bancorp, Inc.	1,932	67,137
Sapient Corp.*	11,040	66,350
Scansoft, Inc.*	11,316	56,014
ScanSource, Inc.*	1,656	98,400
Schweitzer-Mauduit International, Inc.	1,656	50,723
SCP Pool Corp.	4,968	223,559
Seacoast Financial Services Corp.	4,140	143,244
Seacor Smit, Inc.*	2,208	96,997
Secure Computing Corp.*	4,968	57,877
Select Comfort Corp.*	4,692	133,253
Select Medical Corp.	11,040	148,157
Sensient Technologies Corp.	6,072	130,427
Sequa Corp.—Class A*	828	48,413
Serena Software, Inc.*	3,588	68,495
Shaw Group, Inc.*	7,728	78,285
Shopko Stores, Inc.*	4,140	58,540
Sierra Pacific Resources*	14,904	114,910
Silgan Holdings, Inc.	1,656	66,753
Silicon Graphics, Inc.*	36,984	81,365
Silicon Image, Inc.*	10,488	137,707
Silicon Storage Technology, Inc.*	11,040	113,712
Siliconix, Inc.*	828	41,085
Simmons First National Corp.—Class A	2,208	57,474
Simpson Manufacturing Co., Inc.	2,484	139,402
Sinclair Broadcast Group—Class A	6,348	65,194
Six Flags, Inc.*	12,144	88,165
SkyWest, Inc.	8,280	144,155
Skyworks Solutions, Inc.*	18,492	161,436
Sola International, Inc.*	3,864	66,577
Sonic Automotive, Inc.	3,312	73,361
Sonic Corp.*	36	819
Sonic Solutions*	2,484	52,785
SonoSite, Inc.*	2,208	52,793
Sonus Networks, Inc.*	30,636	146,440
Sotheby’s Holdings, Inc.—Class A*	5,244	83,694
Southern Union Co.*	4,968	104,725
Southwest Gas Corp.	4,416	106,558
Southwestern Energy Co.*	4,416	126,607
Spartech Corp.	3,588	93,073
Speedway Motorsports, Inc.	2,208	73,836
Spherion Corp.*	8,556	86,758
SRA International, Inc.—Class A*	1,380	58,402
St. Mary Land & Exploration Co.	3,588	127,912
Standard Microsystems Corp.*	2,484	57,927
Standex International Corp.	1,656	45,043
StarTek, Inc.	1,656	59,285
State Auto Financial Corp.	1,932	59,351
STERIS Corp.*	6,348	143,211
Sterling BanCorp.	1,932	53,362
Sterling Bancshares, Inc.	6,348	90,078
Sterling Financial Corp.	3,036	79,027
Sterling Financial Corp.*	3,375	107,561
Stewart & Stevenson Services, Inc.	4,140	74,189
Stewart Enterprises, Inc.—Class A*	15,180	123,565
Strayer Education, Inc.	1,932	215,553
Stride Rite Corp.	5,520	60,886
Suffolk BanCorp.	1,656	53,986
Summit Properties, Inc.REIT	3,588	91,996
Superior Energy Services, Inc.*	7,728	77,666
SureWest Communications	1,932	61,051
Susquehanna Bancshares, Inc.	6,624	166,660
Swift Energy Co.*	3,312	73,063
Sybron Dental Special, Inc.*	5,520	164,772
Sycamore Networks, Inc.*	24,564	103,906
Symmetricom, Inc.*	6,348	56,497
Take-Two Interactive Software, Inc.*	4,140	126,850
TALX Corp.	1,932	47,199
Taubman Centers, Inc.REIT	6,072	138,988
Techne Corp.*	4,968	215,859
Technitrol, Inc.*	5,244	114,844
Tecumseh Products Co.	2,208	90,948
Teledyne Technologies, Inc.*	4,692	93,934
TeleTech Holdings, Inc.**	5,244	45,990
Telik, Inc.*	5,520	131,762
Tenneco Automotive, Inc.*	5,796	76,681
Terex Corp.*	3,864	131,878
Tesoro Petroleum Corp.*	5,520	152,352

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Tessera Technologies*	3,312	$59,682
TETRA Technologies, Inc.*	3,036	81,517
Texas Industries, Inc.	2,484	102,266
The Medicines Co.*	6,348	193,678
The Men’s Wearhouse, Inc.*	1,656	43,702
The Phoenix Companies, Inc.	12,420	152,145
The Robert Mondavi Corp.—Class A*	1,380	51,088
The Steak n Shake Co.*	3,312	60,345
Thomas Industries, Inc.	1,932	64,142
Thor Industries, Inc.	2,760	92,350
THQ, Inc.*	4,140	94,806
Tierone Corp.	2,760	59,368
Titan Corp.*	11,316	146,882
Toro Co.	1,104	77,358
Town& Country TrustREIT	2,484	62,696
Trammell Crow Co.*	4,692	66,157
Transaction Systems Architects, Inc.*	5,244	112,903
Transkaryotic Therapies, Inc.*	4,140	61,934
Transmeta Corp.*	20,976	45,937
Tredegar Corp.	3,864	62,326
Triad Guaranty, Inc.*	1,380	80,316
Triarc Companies, Inc.	4,968	50,525
Trinity Industries, Inc.	2,484	78,966
TriQuint Semiconductor, Inc.*	19,320	105,487
Triumph Group, Inc.*	2,208	70,501
TrustCo Bank Corp.NY	10,488	137,393
Trustmark Corp.	6,624	191,566
TTM Technologies, Inc.*	5,796	68,683
Tyler Technologies, Inc.*	5,244	49,608
UbiquiTel, Inc.*	9,936	41,930
UICI*	4,692	111,717
UIL Holdings Corp.	1,380	67,192
UMB Financial Corp.	2,208	113,977
Unit Corp.*	3,036	95,482
United Auto Group, Inc.	2,208	67,675
United Community Banks, Inc.	4,140	104,245
United Community Financial Corp.	3,864	50,232
United Fire & Casualty Co.	1,104	63,756
United Online, Inc.*	7,452	131,230
United Rentals, Inc.*	2,484	44,439
United Surgical Partners International, Inc.*	3,864	152,512
Universal American Financial Corp.*	3,864	42,427
Universal Corp.	3,312	168,713
Universal Forest Products, Inc.REIT	2,208	71,208
Universal Health Realty Income Trust	1,656	47,527
Universal Technical Institue, Inc.*	1,932	77,241
Univest Corporation of Pennsylvania	1,104	56,304
Unizan Financial Corp.	3,036	79,240
Unova, Inc.*	6,900	139,725
URS Corp.*	2,484	68,062
Urstadt Biddle Properties—Class AREIT	3,036	44,963
USEC, Inc.	10,764	94,400
Vail Resorts, Inc.**	2,760	52,882
Valeant Pharmaceuticals International	6,348	126,960
Valmont Industries, Inc.	1,932	44,243
ValueClick, Inc.*	11,316	135,566
Varian Semiconductor Equipment Associates Inc,*	3,312	127,711
Vertex Pharmaceuticals, Inc.*	11,040	119,674
Viasys Healthcare, Inc.*	4,416	92,339
Vicor Corp.*	2,760	50,425
Vicuron Pharmaceuticals, Inc.*	6,624	83,197
Vignette Corp.*	40,848	67,808
Vintage Petroleum, Inc.	4,140	70,256
Visteon Corp.	12,696	148,162
VISX, Inc.*	2,208	58,998
Vitesse Semiconductor Corp.*	30,636	149,504
W-H Energy Services, Inc.*	3,588	70,325
W.R.Grace & Co.**	9,384	58,181
Wabtec Corp.	4,968	89,623
Walter Industries, Inc.	3,312	45,109
Washington REIT	5,520	162,178
Washington Trust Bancorp, Inc.	1,932	50,174
Watsco, Inc.	3,036	85,221
Watson Wyatt & Company Holdings	4,692	125,042
Watts Industries, Inc.—Class A	3,036	81,820
Wausau-Mosinee Paper Corp.	6,348	109,821
WCI Communities, Inc.*	2,208	49,260
webMethods, Inc.*	6,624	56,768
Weis Markets, Inc.	1,656	58,043
Werner Enterprises, Inc.	5,796	122,296
Wesbanco, Inc.	2,484	72,359
WESCO International, Inc.*	2,484	45,706
West Coast BanCorp.	2,208	47,340
West Pharmaceutical Services, Inc.	2,208	93,398
Westamerica Bancorporation	3,312	173,714
Wild Oats Markets, Inc.*	4,416	62,133
Winn-Dixie Stores, Inc.	11,592	83,462
Winnebago Industries, Inc.	2,760	102,893
Wintrust Financial Corp.	2,760	139,408
WMS Industries, Inc.*	2,760	82,248
Wolverine World Wide, Inc.	5,244	137,655
Woodward Governor Co.	1,380	99,512
World Fuel Services Corp.	1,380	62,210
X-Rite, Inc.	3,036	44,143
Yankee Candle Co., Inc.*	4,140	121,095
Zenith National Insurance Corp.	1,104	53,654
Zoll Medical Corp.*	1,380	48,410
Zoran Corp.*	6,072	111,421
Zymogenetics, Inc.*	2,760	52,440

TOTAL COMMON STOCKS (Cost $72,225,386)		73,059,505

	Principal Amount
U.S. Government Agency Obligations (25.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$23,709,000	23,709,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,709,000)		23,709,000

TOTAL INVESTMENT SECURITIES (Cost $95,937,386)—103.1%		96,768,505
Net other assets (liabilites)—(3.1)%		(2,936,100)

NET ASSETS—100.0%		$93,832,405

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $46,373,875	157	$2,048,222

	Units
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $2,512,549)	4,314	17,449
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $65,480,075)	112,426	472,487
ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.3%
Aerospace/Defense		1.2%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.6%
Auto Manufacturers		1.0%
Auto Parts & Equipment		0.1%
Banks		7.5%
Beverages		0.1%
Biotechnology		1.2%
Building Materials		0.9%
Chemicals		1.5%
Commercial Banks		0.2%
Commercial Services		3.7%
Computers		2.4%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.8%
Diversified Financial Services		0.5%
Electric		1.6%
Electrical Components & Equipment		0.4%
Electronics		1.9%
Energy- Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software		0.1%
Entertainment		0.8%
Environmental Control		0.3%
Finance—Credit Card		0.1%
Food		1.0%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.7%
Healthcare—Products		2.4%
Healthcare—Services		2.0%
Home Builders		0.5%
Home Furnishings		0.4%
Household Product/Wares		0.5%
Housewares		0.1%
Insurance		2.0%
Internet		2.7%
Investment Companies		0.1%
Iron/Steel		0.6%
Laser System Components		0.1%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction& Mining		0.4%
Machinery—Diversified		1.4%
Media		1.1%
Miedical- Biomedical/Genetic		0.1%
Medical-Drugs		0.1%
Medical Instruments		0.2%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.7%
Mining		0.6%
Miscellaneous Manufacturing		1.5%
Office/Business Equipment		0.1%
Oil & Gas		2.5%
Oil & Gas Services		1.0%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.5%
Pharmaceuticals		2.9%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.9%
Retail		4.0%
Savings & Loans		1.7%
Semiconductors		2.8%
Software		2.3%
Telecommunications		2.7%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Trucking & Leasing		0.1%
Water		0.1%
Other**		22.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

25

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $95,937,386)	$96,768,505
Segregated cash balances with brokers for futures contracts	2,532,985
Segregated cash balances with custodian for swap agreements	209
Dividends and interest receivable	26,354
Receivable for investments sold	13,200
Receivable for capital shares issued	2,784,127
Variation margin on futures contracts	135,814
Unrealized appreciation on swap agreements	489,936
Prepaid expenses	733

Total Assets	102,751,863

Liabilities:
Cash overdraft	230,434
Payable for capital shares redeemed	8,554,684
Advisory fees payable	37,641
Management services fees payable	7,528
Administration fees payable	1,651
Administrative services fees payable	23,619
Distribution fees payable	13,980
Other accrued expenses	49,921

Total Liabilities	8,919,458

Net Assets	$93,832,405

Net Assets consist of:
Capital	$70,380,409
Accumulated net investment income (loss)	(360,501)
Accumulated net realized gains (losses) on investments	20,443,220
Net unrealized appreciation (depreciation) on investments	3,369,277

Net Assets	$93,832,405

Shares of Beneficial Interest Outstanding	2,915,925

Net Asset Value (offering and redemption price per share)	$32.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$222,395
Interest	152,196

Total Investment Income	374,591

Expenses:
Advisory fees	287,052
Management services fees	57,411
Administration fees	13,327
Transfer agency and administrative service fees	196,446
Distribution fees	95,684
Custody fees	42,657
Fund accounting fees	25,127
Other fees	17,388

Total Expenses	735,092

Net Investment Income (Loss)	(360,501)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,910,195
Net realized gains (losses) on futures contracts	(1,203,273)
Net realized gains (losses) on swap agreements	946,929
Change in net unrealized appreciation/depreciation on investments	(5,056,336)

Net Realized and Unrealized Gains (Losses) on Investments	2,597,515

Change in Net Assets Resulting from Operations	$2,237,014

See accompanying notes to the financial statements.

26

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(360,501)	$(358,338)
Net realized gains (losses) on investments	7,653,851	24,502,558
Change in net unrealized appreciation/depreciation on investments	(5,056,336)	8,893,996

Change in net assets resulting from operations	2,237,014	33,038,216

Capital Transactions:
Proceeds from shares issued	555,271,648	654,391,278
Cost of shares redeemed	(551,841,487)	(629,825,235)

Change in net assets resulting from capital transactions	3,430,161	24,566,043

Change in net assets	5,667,175	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$93,832,405	$88,165,230

Accumulated net investment income (loss)	$(360,501)	$—

Share Transactions:
Issued	17,736,400	30,573,273
Redeemed	(17,839,592)	(29,641,933)

Change in shares	(103,192)	931,340

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18,1999(a) Through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.14	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	3.13		14.70		(10.71)		(1.93)		(7.90)		5.93

Total income (loss) from Investment activities	2.98		14.56		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains on investments	—		—		—		—		(0.42)		—

Total distributions	—		—		—		—		(0.44)		—

Net Asset Value, End of Period	$32.18		$29.20		$14.64		$25.51		$27.61		$35.99

Total Return	10.21	%(c)	99.45%		(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.00%		2.15%		2.11%		2.24%		2.53%
Net expenses(d)	1.92%		1.98%		1.98%		2.11%		1.95%		1.70%
Net investment income (loss)(d)	(0.94)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%		1.75%
Supplemental Data:
Net assets, end of period (000’s)	$93,832		$88,165		$30,561		$89,041		$33,388		$9,804
Portfolio turnover rate(e)	252	%(c)	572%		1,511%		842%		1,971%		686	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (81.8%)
Adobe Systems, Inc.	17,408	$809,472
Altera Corp.*	39,168	870,313
Amazon.com, Inc.*	20,128	1,094,963
American Power Conversion Corp.	14,960	293,964
Amgen, Inc.*	44,064	2,404,572
Apollo Group, Inc.—Class A*	13,328	1,176,729
Apple Computer, Inc.*	39,440	1,283,378
Applied Materials, Inc.*	65,008	1,275,457
ATI Technologies, Inc.*	17,952	338,575
BEA Systems, Inc.*	28,016	230,292
Bed Bath & Beyond, Inc.*	30,192	1,160,882
Biogen Idec, Inc.*	27,472	1,737,604
Biomet, Inc.	25,568	1,136,242
Broadcom Corp.—Class A*	17,136	801,451
C.H. Robinson Worldwide, Inc.	6,256	286,775
Career Education Corp.*	7,616	346,985
CDW Corp.	6,528	416,225
Cephalon, Inc.*	3,808	205,632
Check Point Software Technologies, Ltd.*	19,040	513,890
Chiron Corp.*	19,584	874,230
Cintas Corp.	15,232	726,109
Cisco Systems, Inc.*	180,064	4,267,517
Citrix Systems, Inc.*	14,960	304,586
Comcast Corp.—Special Class A*	70,992	1,989,906
Compuware Corp.*	17,680	116,688
Comverse Technology, Inc.*	15,232	303,726
Costco Wholesale Corp.	17,952	737,289
Dell, Inc.*	69,088	2,474,732
DENTSPLY International, Inc.	5,712	297,595
Dollar Tree Stores, Inc.*	8,160	223,829
eBay, Inc.*	36,448	3,351,393
EchoStar Communications Corp.—Class A*	18,224	560,388
Electronic Arts, Inc.*	22,848	1,246,358
Expeditors International of Washington, Inc.	7,616	376,307
Express Scripts, Inc.—Class A*	5,168	409,461
Fastenal Co.	5,440	309,155
First Health Group Corp.*	7,072	110,394
Fiserv, Inc.*	18,224	708,731
Flextronics International, Ltd.*	42,704	681,129
Garmin, Ltd.	7,344	272,022
Gentex Corp.	5,984	237,445
Genzyme Corp.—General Division*	21,216	1,004,153
Gilead Sciences, Inc.*	15,776	1,056,992
Henry Schein, Inc.*	2,992	188,915
Intel Corp.	168,640	4,654,465
InterActive Corp.*	54,128	1,631,418
Intersil Corp.—Class A	10,608	229,769
Intuit, Inc.*	18,496	713,576
Invitrogen Corp.*	3,536	254,557
JDS Uniphase Corp.*	121,856	461,834
Juniper Networks, Inc.*	25,840	634,889
KLA-Tencor Corp.*	17,680	873,038
Lam Research Corp.*	10,336	277,005
Lamar Advertising Co.*	6,256	271,198
Level 3 Communications, Inc.*	50,048	177,670
Lincare Holdings, Inc.*	7,072	232,386
Linear Technology Corp.	30,736	1,213,150
Marvell Technology Group, Ltd.*	19,040	508,368
Maxim Integrated Products, Inc.	33,728	1,768,022
MedImmune, Inc.*	19,856	464,630
Mercury Interactive Corp.*	7,344	365,952
Microchip Technology, Inc.	12,784	403,207
Microsoft Corp.	276,896	7,908,149
Millennium Pharmaceuticals, Inc.*	25,024	345,331
Molex, Inc.	7,344	235,596
Network Appliance, Inc.*	27,200	585,616
Nextel Communications, Inc.—Class A*	103,088	2,748,326
Novellus Systems, Inc.*	11,152	350,619
NVIDIA Corp.*	13,328	273,224
Oracle Corp.*	161,296	1,924,260
PACCAR, Inc.	14,688	851,757
PanAmSat Corp.*	14,960	347,371
Patterson Dental Co.*	4,896	374,495
Patterson-UTI Energy, Inc.	6,528	218,100
Paychex, Inc.	26,656	903,105
PeopleSoft, Inc.*	38,352	709,512
Petsmart, Inc.	10,608	344,230
Pixar Animation Studios*	4,080	283,601
QLogic Corp.*	7,072	188,044
Qualcomm, Inc.	72,896	5,319,951
Research In Motion, Ltd.*	13,872	949,400
Ross Stores, Inc.	10,880	291,149
Ryanair Holdings PLCADR*	4,624	151,575
Sandisk Corp.*	11,152	241,887
Sanmina-SCI Corp.*	41,344	376,230
Siebel Systems, Inc.*	43,792	467,699
Sigma-Aldrich Corp.	4,896	291,851
Smurfit-Stone Container Corp.*	18,496	368,995
Staples, Inc.	25,024	733,453
Starbucks Corp.*	41,072	1,785,810
Sun Microsystems, Inc.*	107,712	467,470
Symantec Corp.*	24,208	1,059,826
Synopsys, Inc.*	10,608	301,585
Tellabs, Inc.*	17,680	154,523
Teva Pharmaceutical Industries, Ltd.ADR	16,592	1,116,476
VeriSign, Inc.*	17,408	346,419
Veritas Software Corp.*	32,640	904,128
Whole Foods Market, Inc.	4,624	441,361
Xilinx, Inc.	34,272	1,141,600
Yahoo!, Inc.*	48,144	1,749,072

TOTAL COMMON STOCKS (Cost $65,026,422)		91,599,381

	Principal Amount
U.S. Government Agency Obligations (14.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$15,729,000	15,729,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,729,000)		15,729,000

TOTAL INVESTMENT SECURITIES (Cost $80,755,422)—95.8%		107,328,381
Net other assets (liabilities)—4.2%		4,760,176

NET ASSETS—100.0%		$112,088,557

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $56,581,200)	372	$1,599,086

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $35,404,327)	23,344	423,182
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/04 (Underlying notional amount at value $35,125,682)	23,160	419,818
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $4,916,958)	3,242	58,767

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Airlines		0.1%
Auto Manufacturers		0.8%
Biotechnology		5.9%
Chemicals		0.3%
Commercial Services		2.3%
Computers		6.4%
Distribution/Wholesale		0.6%
Electrical Components & Equipment		0.5%
Electronics		1.4%
Food		0.4%
Healthcare—Products		1.8%
Healthcare—Services		0.2%
Internet		8.7%
Media		1.8%
Oil & Gas		0.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.9%
Retail		4.7%
Semiconductors		13.5%
Software		14.2%
Telecommunications		13.4%
Textiles		0.6%
Transportation		0.6%
Other**		18.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositry Receipt

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $80,755,422)	$107,328,381
Segregated cash balances with brokers for futures contracts	7,115,319
Segregated cash balances with custodian for swap agreements	244
Dividends and interest receivable	1,716
Receivable for capital shares issued	5,340,658
Unrealized appreciation on swap agreements	901,767
Variation margin on futures contracts	370,769
Prepaid expenses	1,107

Total Assets	121,059,961

Liabilities:
Cash overdraft	370,051
Payable for investments purchased	8,419,061
Payable for capital shares redeemed	1,295
Advisory fees payable	52,339
Management services fees payable	10,468
Administration fees payable	2,546
Administrative services fees payable	33,730
Distribution fees payable	18,902
Other accrued expenses	63,012

Total Liabilities	8,971,404

Net Assets	$112,088,557

Net Assets consist of:
Capital	$147,584,893
Accumulated net investment Income (loss)	(777,411)
Accumulated net realized gains (losses) on investments	(63,792,737)
Net unrealized appreciation (depreciation) on investments	29,073,812

Net Assets	$112,088,557

Shares of Beneficial Interest Outstanding	35,635,378

Net Asset Value (offering and redemption price per share)	$3.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$87,787
Dividends	82,824

Total Investment Income	170,611

Expenses:
Advisory fees	372,721
Management services fees	74,545
Administration fees	17,187
Transfer agency and administrative service fees	268,088
Distribution fees	124,240
Custody fees	30,401
Fund accounting fees	32,957
Other fees	27,883

Total Expenses	948,022

Net Investment Income (Loss)	(777,411)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,329,383)
Net realized gains (losses) on futures contracts	(972,044)
Net realized gains (losses) on swap agreements	1,526,990
Change in net unrealized appreciation/depreciation on investments	2,717,586

Net Realized and Unrealized Gains (Losses) on Investments	1,943,149

Change in Net Assets Resulting from Operations	$1,165,738

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment Income (loss)	$(777,411)	$(1,033,098)
Net realized gains (losses) on investments	(774,437)	24,763,506
Change in net unrealized appreciation/depreciation on investments	2,717,586	21,201,036

Change in net assets resulting from operations	1,165,738	44,931,444

Capital Transactions:
Proceeds from shares issued	485,912,483	658,511,166
Cost of shares redeemed	(489,067,010)	(642,553,762)

Change in net assets resulting from capital transactions	(3,154,527)	15,957,404

Change in net assets	(1,988,789)	60,888,848
Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$112,088,577	$114,077,346

Accumulated net investment Income (loss)	$(777,411)	$—

Share Transactions:
Issued	164,043,252	314,244,296
Redeemed	(165,960,447)	(312,092,062)

Change in shares	(1,917,195)	2,152,234

See accompanying notes to the financial statements.

32

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999 (a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.04	)(b)	(0.11	)(b)	(0.04	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		1.58		(3.29)		(10.50)		(51.29)		40.99

Total income (loss) from investment activities	0.11		1.54		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments	—		—		—		—		(3.80)		—

Net Asset Value, End of Period	$3.15		$3.04		$1.50		$4.83		$15.44		$70.93

Total Return	3.62	%(c)	102.67%		(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.97%		2.08%		1.95%		1.65%		1.97%
Net expenses(d)	1.87%		1.94%		1.98%		1.95%		1.65%		1.65%
Net investment income (loss)(d)	(1.54)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%		(0.77)%
Supplemental Data:
Net assets, end of period (000’s)	$112,089		$114,077		$53,188		$102,131		$115,498		$67,898
Portfolio turnover rate(e)	282	%(c)	768%		982%		465%		683%		101	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06 - 06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (63.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$25,000	$25,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	25,000	25,000
Federal National Mortgage Association, 0.90%, 07/01/04	25,000	25,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,000)		75,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $21,001 (Collateralized by $24,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $24,052)	21,000	21,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $25,001 (Collateralized by $25,525 U.S.Treasury Notes, 1.625%, 04/30/05, market value $25,510)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

	Contracts
Options Purchased (0.1%)
Russell 2000 Futures Call Option expiring July 2004 @ $950	15	68

TOTAL OPTIONS PURCHASED (Cost $255)		68

TOTAL INVESTMENT SECURITIES (Cost $121,255) —102.7%		121,068
Net other assets (liabilities)—(2.7%)		(3,234)

NET ASSETS —100.0%		$117,834

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/01/04 (Underlying notional amount at value $20,192)	(34)	$414
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $97,854)	(165)	(673)

See accompanying notes to the financial statements.

38

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $75,255)	$75,068
Repurchase agreements, at cost.	46,000

Total Investments	121,068
Cash	416
Segregated cash balances with brokers for futures contracts	2,694
Interest receivable	1
Unrealized appreciation on swap agreements	414
Prepaid expenses	13

Total Assets	124,606

Liabilities:
Payable for capital shares redeemed	1,600
Variation margin on futures contracts	139
Unrealized depreciation on swap agreements	673
Advisory fees payable	1,158
Management services fees payable	232
Administration fees payable	49
Administrative services fees payable	12
Distribution fees payable	844
Other accrued expenses	2,065

Total Liabilities	6,772

Net Assets	$117,834

Net Assets consist of:
Capital	$1,453,731
Accumulated net investment income (loss)	(5,539)
Accumulated net realized gains (losses) on investments	(1,329,912)
Net unrealized appreciation (depreciation) on investments	(446)

Net Assets	$117,834

Shares of Beneficial Interest Outstanding	6,663

Net Asset Value (offering and redemption price per share)	$17.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$5,155

Expenses:
Advisory fees	4,051
Management services fees	810
Administration fees	100
Transfer agency and administrative service fees	129
Distribution fees	1,266
Custody fees	4,142
Fund accounting fees	106
Other fees	91

Total Expenses	10,695

Net Investment Income (Loss)	(5,540)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,584
Net realized gains (losses) on futures contracts	(42,715)
Net realized gains (losses) on swap agreements	161,401
Change in net unrealized appreciation/depreciation on investments	360

Net Realized and Unrealized Gains (Losses) on Investments	123,630

Change in Net Assets Resulting from Operations	$118,090

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(5,540)	$(7,130)
Net realized gains (losses) on investments	123,270	(774,792)
Change in net unrealized appreciation/depreciation on investments	360	453

Change in net assets resulting from operations	118,090	(781,469)

Capital Transactions:
Proceeds from shares issued	126,088,619	172,036,987
Cost of shares redeemed	(126,213,894)	(173,303,427)

Change in net assets resulting from capital transactions	(125,275)	(1,266,440)

Change in net assets	(7,185)	(2,047,909)
Net Assets:
Beginning of period	125,019	2,172,928

End of period	$117,834	$125,019

Accumulated net investment income (loss)	$(5,539)	$1

Share Transactions:
Issued	7,174,046	6,877,518
Redeemed	(7,174,027)	(6,946,480)

Change in shares	19	(68,962)

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.82		$28.74		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.20	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(1.05	)(c)	(9.72)		(1.24)

Total income (loss) from investment activities	(1.14)		(9.92)		(1.26)

Net Asset Value, End of Period	$17.68		$18.82		$28.74

Total Return	(6.06	)%(d)	(34.52)%		(4.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.71%		1.73%
Net expenses(e)	1.98%		1.98%		1.73%
Net investment income (loss)(e)	(1.03)%		(0.80)%		(0.23)%
Supplemental Data:
Net assets, end of period (000’s)	$118		$125		$2,173
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (56.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$5,430,000	$5,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	5,430,000	5,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	5,430,000	5,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,290,000)		16,290,000

Repurchase Agreements (37.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,151 (Collateralized by $5,528,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $5,540,005)	5,430,000	5,430,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,136 (Collateralized by $5,544,250 U.S. Treasury Notes, 1.625%, 04/30/05, market value $5,540,992)	5,430,000	5,430,000

TOTAL REPURCHASE AGREEMENT (Cost $10,860,000)		10,860,000

Options Purchased(NM)
NASDAQ Futures Call Option expiring July 2004 @ $2,600	200	540

TOTAL OPTIONS PURCHASED (Cost $1,899)		540

TOTAL INVESTMENT SECURITIES (Cost $27,151,899)—94.1%		27,150,540
Net other assets (liabilities)—5.9%		1,695,904

NET ASSETS—100.0%		$28,846,444

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,278,060)	42	$(40,466)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $10,647,000)	70	(362,515)

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $4,319,198)	(2,848)	(51,718)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 08/30/04 (Underlying notional amount at value $9,440,611)	(6,225)	(113,015)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $3,093,155)	(2,039)	(46,561)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $16,291,899)	$16,290,540
Repurchase agreement, at cost	10,860,000

Total Investments	27,150,540
Cash	83,000
Segregated cash balances with brokers for futures contracts	1,356,744
Segregated cash balances with custodian for swap agreements	329
Interest receivable	287
Receivable for capital shares issued	645,968
Prepaid expenses	868

Total Assets	29,237,736

Liabilities:
Unrealized depreciation on swap agreements	211,294
Variation margin on futures contracts	82,676
Advisory fees payable	30,566
Management services fees payable	6,113
Administration fees payable	1,306
Administrative services fees payable	19,845
Distribution fees payable	10,857
Other accrued expenses	28,635

Total Liabilities	391,292

Net Assets	$28,846,444

Net Assets consist of:
Capital	$59,398,404
Accumulated net investment income (loss)	(226,228)
Accumulated net realized gains (losses) on investments	(29,710,098)
Net unrealized appreciation (depreciation) on investments	(615,634)

Net Assets	$28,846,444

Shares of Beneficial Interest Outstanding	1,460,760

Net Asset Value (offering and redemption price per share)	$19.75

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$210,219

Expenses:
Advisory fees	171,266
Management services fees	34,254
Administration fees	6,131
Transfer agency and administrative service fees	122,384
Distribution fees	57,089
Custody fees	18,514
Fund accounting fees	13,849
Other fees	12,960

Total Expenses	436,447

Net Investment Income (Loss)	(226,228)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54,749
Net realized gains (losses) on futures contracts	(1,677,396)
Net realized gains (losses) on swap agreements	(5,441,739)
Change in net unrealized appreciation/depreciation on investments	(224,796)

Net Realized and Unrealized Gains (Losses) on Investments	(7,289,182)

Change in Net Assets Resulting from Operations	$(7,515,410)

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(226,228)	$(356,842)
Net realized gains (losses) on investments	(7,064,386)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	(224,796)	(636,014)

Change in net assets resulting from operations	(7,515,410)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,096,478,338	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,091,640,667)	(910,585,343)

Change in net assets resulting from capital transactions	4,837,671	38,651,220

Change in net assets	(2,677,739)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$28,846,444	$31,524,183

Accumulated net investment income (loss)	$(226,228)	$—

Share Transactions:
Issued	52,514,361	36,303,630
Reinvested	—	12,715
Redeemed	(52,575,892)	(35,214,488)

Change in shares	(61,531)	1,101,857

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.86)		(12.21)		3.46

Total income (loss) from investment activities	(0.96)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$19.75		$20.71		$33.37

Total Return	(4.64	)%(c)	(37.31)%		11.23	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.99%		1.96%
Net expenses(d)	1.91%		1.98%		1.96%
Net investment income (loss)(d)	(0.99)%		(0.93)%		(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$28,846		$31,524		$14,030
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc.	18,216	$955,429
Airgas, Inc.	5,566	133,083
AK Steel Holding Corp.*	8,855	46,666
Albemarle Corp.	2,783	88,082
Alcoa, Inc.	74,888	2,473,550
Allegheny Technologies, Inc.	5,819	105,033
Avery Dennison Corp.	8,349	534,420
Boise Cascade Corp.	7,590	285,688
Bowater, Inc.	4,807	199,923
Cabot Corp.	5,313	216,239
Cabot Microelectronics Corp.*	2,024	61,955
Cambrex Corp.	2,024	51,066
Caraustar Industries, Inc.*	2,530	35,698
Carpenter Technology Corp.	1,771	60,303
Cleveland-Cliffs, Inc.*	1,012	57,067
Coeur d’Alene Mines Corp.*	18,469	75,354
Crompton Corp.	9,867	62,162
Cytec Industries, Inc.	3,036	137,986
Dow Chemical Co.	80,707	3,284,775
Du Pont (E.I.) de Nemours	86,020	3,821,009
Eastman Chemical Co.	6,578	304,101
Ecolab, Inc.	15,939	505,266
Engelhard Corp.	10,626	343,326
Ferro Corp.	3,542	94,501
FMC Corp.*	3,036	130,882
Freeport-McMoRan Copper & Gold, Inc.—Class B	12,650	419,348
Fuller (H.B.) Co.	2,530	71,852
Georgia Gulf Corp.	2,783	99,798
Georgia Pacific Corp.	19,481	720,407
Great Lakes Chemical Corp.	3,795	102,693
Hercules, Inc.*	8,602	104,858
IMC Global, Inc.	9,108	122,047
International Flavors & Fragrances, Inc.	6,831	255,479
International Paper Co.	41,745	1,866,003
Louisiana-Pacific Corp.	8,855	209,421
Lubrizol Corp.	4,554	166,767
Lyondell Chemical Co.	12,144	211,184
Macdermid, Inc.	2,024	68,512
MeadWestvaco Corp.	17,457	513,061
Meridian Gold, Inc.*	8,602	111,568
Millennium Chemicals, Inc.*	5,566	96,403
Minerals Technologies, Inc.	1,771	102,718
Newmont Mining Corp.	34,661	1,343,460
Nucor Corp.	6,072	466,086
Olin Corp.	6,072	106,989
OM Group, Inc.*	2,530	83,515
Phelps Dodge Corp.	8,096	627,521
Pope & Talbot, Inc.	1,265	25,009
Potlatch Corp.	2,530	105,349
PPG Industries, Inc.	14,674	916,978
Praxair, Inc.	28,083	1,120,793
Rohm & Haas Co.	12,397	515,467
RPM, Inc.	9,867	149,978
RTI International Metals, Inc.*	1,771	28,247
Ryerson Tull, Inc.	2,024	32,141
Schulman (A.), Inc.	2,530	54,370
Sensient Technologies Corp.	3,795	81,517
Sigma-Aldrich Corp.	5,060	301,627
Steel Dynamics, Inc.*	3,795	108,651
Stillwater Mining Co.*	3,795	56,963
Tredegar Corp.	2,024	32,647
United States Steel Corp.	9,867	346,529
Valspar Corp.	4,048	204,181
Wausau-Mosinee Paper Corp.	4,048	70,030
WD-40 Co.	1,265	37,874
Wellman, Inc.	2,783	22,626
Weyerhaeuser Co.	19,228	1,213,671
Worthington Industries, Inc.	6,072	124,658

TOTAL COMMON STOCKS (Cost $24,792,832)		27,482,560

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$34,000	34,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES (Cost $24,826,832)—100.0%		27,516,560
Net other assets (liabilities)—NM		10,599

NET ASSETS—100.0%		$27,527,159

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,826,832)	$27,516,560
Cash	275
Dividends and interest receivable	29,890
Receivable for capital shares issued	2,954,944
Prepaid expenses	205

Total Assets	30,501,874

Liabilities:
Payable for investments purchased	2,933,689
Advisory fees payable	10,797
Management services fees payable	2,159
Administration fees payable	464
Administrative services fees payable	7,198
Distribution fees payable	3,599
Other accrued expenses	16,809

Total Liabilities	2,974,715

Net Assets	$27,527,159

Net Assets consist of:
Capital	$26,103,685
Accumulated net investment income (loss)	71,250
Accumulated net realized gains (losses) on investments	(1,337,504)
Net unrealized appreciation (depreciation) on investments	2,689,728

Net Assets	$27,527,159

Shares of Beneficial Interest Outstanding	824,246

Net Asset Value (offering and redemption price per share)	$33.40

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$205,950
Interest	156

Total Investment Income	206,106

Expenses:
Advisory fees	78,937
Management services fees	15,788
Administration fees	3,694
Transfer agency and administrative service fees	58,210
Distribution fees	26,312
Custody fees	11,447
Fund accounting fees	6,969
Other fees	7,036

Total Expenses	208,393

Net Investment Income (Loss)	(2,287)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	60,380
Change in net unrealized appreciation/depreciation on investments	(1,810,489)

Net Realized and Unrealized Gains (Losses) on Investments	(1,750,109)

Change in Net Assets Resulting from Operations	$(1,752,396)

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(2,287)	$73,537
Net realized gains (losses) on investments	60,380	(299,970)
Change in net unrealized appreciation/depreciation on investments	(1,810,489)	4,232,744

Change in net assets resulting from operations	(1,752,396)	4,006,311

Distributions to Shareholders From:
Net investment income	—	(40,448)

Change in net assets resulting from distributions	—	(40,448)

Capital Transactions:
Proceeds from shares issued	100,893,955	162,115,343
Dividends reinvested	—	40,448
Cost of shares redeemed	(122,543,146)	(119,043,907)

Change in net assets resulting from capital transactions	(21,649,191)	43,111,884

Change in net assets	(23,401,587)	47,077,747
Net Assets:
Beginning of period	50,928,746	3,850,999

End of period	$27,527,159	$50,928,746

Accumulated net investment income (loss)	$71,250	$73,537

Share Transactions:
Issued	3,104,811	5,568,670
Reinvested	—	1,217
Redeemed	(3,789,849)	(4,210,712)

Change in shares	(685,038)	1,359,175

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.74		$25.66	$30.00

Investment Activities:
Net investment income (loss)	—	(b),(c)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	(0.34)		7.88	(4.57)

Total income (loss) from investment activities	(0.34)		8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$33.40		$33.74	$25.66

Total Return	(1.01	)%(d)	31.58%	(14.47	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.03%	2.21%
Net expenses(e)	1.98%		1.97%	1.98%
Net investment income (loss)(e)	(0.02)%		0.75%	1.25%
Supplemental Data:
Net assets, end of period (000’s)	$27,527		$50,929	$3,851
Portfolio turnover rate(f)	397	%(d)	1,009%	2,498	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.1%)
Amazon.com, Inc.*	1,045	$56,848
AmerisourceBergen Corp.	385	23,015
AutoNation, Inc.*	935	15,989
AutoZone, Inc.*	275	22,028
Bed Bath & Beyond, Inc.*	1,265	48,639
Best Buy Co., Inc.	1,045	53,023
Brinker International, Inc.*	935	31,902
Brunswick Corp.	275	11,220
Cablevision Systems New York Group*	1,320	25,938
Caesars Entertainment, Inc.*	1,210	18,150
Cardinal Health, Inc.	1,375	96,319
Carnival Corp.	1,375	64,625
Centex Corp.	440	20,130
Chico’s FAS, Inc.*	495	22,354
Clear Channel Communications, Inc.	2,255	83,322
Coach, Inc.*	770	34,796
Comcast Corp.—Special Class A*	7,095	198,873
Costco Wholesale Corp.	1,595	65,507
Cox Communications, Inc.—Class A*	1,155	32,097
CVS Corp.	1,485	62,400
D.R. Horton, Inc.	1,265	35,925
Darden Restaurants, Inc.	385	7,912
Delphi Automotive Systems Corp.	3,410	36,419
Dollar General Corp.	1,320	25,819
Dollar Tree Stores, Inc.*	660	18,104
E.W. Scripps Co.—Class A	220	23,100
Eastman Kodak Co.	990	26,710
EchoStar Communications Corp.—Class A*	990	30,442
Electronic Arts, Inc.*	1,100	60,005
Family Dollar Stores, Inc.	770	23,423
Federated Department Stores, Inc.	715	35,107
Foot Locker, Inc.	605	14,726
Ford Motor Co.	5,720	89,518
Fox Entertainment Group, Inc.—Class A*	1,210	32,307
Gannett Co., Inc.	935	79,335
Gap, Inc.	2,310	56,018
General Motors Corp.	1,540	71,749
Genuine Parts Co.	495	19,642
GTECH Holdings Corp.	275	12,735
Harley-Davidson, Inc.	1,155	71,541
Harman International Industries, Inc.	275	25,025
Harrah’s Entertainment, Inc.	550	29,755
Hasbro, Inc.	935	17,765
Hilton Hotels Corp.	1,540	28,736
Home Depot, Inc.	7,700	271,039
International Game Technology	1,210	46,706
Interpublic Group of Companies, Inc.*	2,090	28,696
Johnson Controls, Inc.	1,100	58,718
Jones Apparel Group, Inc.	715	28,228
Knight Ridder, Inc.	330	23,760
Kohls Corp.*	1,045	44,183
Lear Corp.	330	19,467
Leggett & Platt, Inc.	605	16,160
Lennar Corp.—Class B	605	27,056
Liberty Media Corp.—Class A*	8,855	79,606
Limited, Inc.	1,815	33,941
Liz Claiborne, Inc.	495	17,810
Lowe’s Cos., Inc.	2,420	127,170
Marriott International, Inc.—Class A	605	30,177
Mattel, Inc.	715	13,049
May Department Stores Co.	1,100	30,239
McDonald’s Corp.	4,070	105,819
McGraw-Hill Companies, Inc.	550	42,114
McKesson Corp.	715	24,546
Mohawk Industries, Inc.*	495	36,298
New York Times Co.—Class A	495	22,131
Nike, Inc.—Class B	495	37,496
Nordstrom, Inc.	605	25,779
NTL, Inc.*	330	19,015
Office Depot, Inc.*	1,430	25,611
Omnicom Group	825	62,609
Penney (J.C.) Co.	990	37,382
Petsmart, Inc.	990	32,126
Pulte Homes, Inc.	550	28,617
RadioShack Corp.	495	14,172
Ross Stores, Inc.	825	22,077
Royal Caribbean Cruises, Ltd.	605	26,263
Sears, Roebuck & Co.	935	35,306
Southwest Airlines Co.	3,905	65,487
Staples, Inc.	1,760	51,586
Starbucks Corp.*	1,320	57,394
Starwood Hotels & Resorts Worldwide, Inc.	1,210	54,269
Target Corp.	2,585	109,784
The DIRECTV Group, Inc.*	3,080	52,668
Tiffany & Co.	990	36,482
Time Warner, Inc.*	14,465	254,295
TJX Companies, Inc.	1,430	34,520
Tribune Co.	770	35,066
Univision Communications, Inc.—Class A*	1,100	35,123
VF Corp.	165	8,036
Viacom, Inc.—Class B	4,950	176,814
Wal-Mart Stores, Inc.	8,360	441,073
Walgreen Co.	3,025	109,534
Walt Disney Co.	6,545	166,832
Washington Post Co.—Class B	55	51,151
Wendy’s International, Inc.	440	15,330
Whirlpool Corp.	495	33,957
XM Satellite Radio Holdings, Inc.—Class A*	825	22,514
YUM! Brands, Inc.*	990	36,848

TOTAL COMMON STOCKS (Cost $4,573,795)		5,201,122

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$55,000	55,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $4,628,795)—101.2%		5,256,122
Net other assets (liabilities)—(1.2)%		(60,804)

NET ASSETS—100.0%		$5,195,318

*	Non-income producing security

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $4,628,795)	$5,256,122
Cash	748
Dividends and interest receivable	2,377
Prepaid expenses	50

Total Assets	5,259,297

Liabilities:
Payable for capital shares redeemed	53,530
Advisory fees payable	2,475
Management services fees payable	495
Administration fees payable	150
Administrative services fees payable	2,329
Distribution fees payable	1,165
Other accrued expenses	3,835

Total Liabilities	63,979

Net Assets	$5,195,318

Net Assets consist of:
Capital	$6,227,632
Accumulated net investment income (loss)	(30,470)
Accumulated net realized gains (losses) on investments	(1,629,171)
Net unrealized appreciation (depreciation) on investments	627,327

Net Assets	$5,195,318

Shares of Beneficial Interest Outstanding	188,634

Net Asset Value (offering and redemption price per share)	$27.54

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$17,172
Interest	97

Total Investment Income	17,269

Expenses:
Advisory fees	18,083
Management services fees	3,617
Administration fees	813
Transfer agency and administrative service fees	12,937
Distribution fees	6,028
Custody fees	7,806
Fund accounting fees	1,384
Other fees	1,476

Total Gross Expenses before reductions	52,144
Less Expenses reduced by the Advisor	(4,405)

Total Net Expenses	47,739

Net Investment Income (Loss)	(30,470)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(49,646)
Change in net unrealized appreciation/depreciation on investments	(7,611)

Net Realized and Unrealized Gains (Losses) on Investments	(57,257)

Change in Net Assets Resulting from Operations	$(87,727)

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(30,470)	$(47,796)
Net realized gains (losses) on investments	(49,646)	615,306
Change in net unrealized appreciation/depreciation on investments	(7,611)	576,277

Change in net assets resulting from operations	(87,727)	1,143,787

Capital Transactions:
Proceeds from shares issued	28,000,494	83,336,931
Cost of shares redeemed	(26,494,941)	(84,142,313)

Change in net assets resulting from capital transactions	1,505,553	(805,382)

Change in net assets	1,417,826	338,405
Net Assets:
Beginning of period	3,777,492	3,439,087

End of period	$5,195,318	$3,777,492

Accumulated net investment income (loss)	$(30,470)	$—

Share Transactions:
Issued	995,663	3,477,896
Redeemed	(942,561)	(3,498,811)

Change in shares	53,102	(20,915)

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.87		$21.98		$30.00

Investment Activities:
Net investment income (loss)	(0.18	)(b)	(0.30	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	(0.15)		6.19		(7.85)

Total income (loss) from investment activities	(0.33)		5.89		(8.02)

Net Asset Value, End of Period	$27.54		$27.87		$21.98

Total Return	(1.18	)%(c)	26.80%		(26.73	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.16%		2.33%		2.65%
Net expenses(d)	1.98%		1.96%		1.98%
Net investment income (loss)(d)	(1.26)%		(1.19)%		(1.08)%
Supplemental Data:
Net assets, end of period (000’s)	$5,195		$3,777		$3,439
Portfolio turnover rate(e)	546	%(c)	2,100%		2,644	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Alberto-Culver Co.—Class B	1,764	$88,447
Albertson’s, Inc.	8,568	227,395
Altria Group, Inc.	55,440	2,774,771
American Italian Pasta Co	504	15,362
Anheuser-Busch Companies, Inc.	21,672	1,170,288
Apollo Group, Inc.—Class A*	3,780	333,736
Archer-Daniels-Midland Co.	16,128	270,628
Avon Products, Inc.	12,852	592,991
Black & Decker Corp	2,016	125,254
Block H & R, Inc.	4,284	204,261
Blyth, Inc.	1,008	34,766
Brown-Forman Corp.	1,008	48,656
Bunge Limited	3,024	117,755
Campbell Soup Co.	6,804	182,892
Career Education Corp.*	2,520	114,811
Casey’s General Stores, Inc.	1,260	23,058
Cendant Corp.	27,468	672,417
Chemed Corp.	252	12,222
Chiquita Brands International, Inc.*	1,008	21,087
Church & Dwight, Inc.	1,008	46,146
Clorox Co.	4,284	230,394
Coca-Cola Co.	60,480	3,053,031
Coca-Cola Enterprises, Inc.	6,804	197,248
Colgate-Palmolive Co.	13,356	780,658
ConAgra Foods, Inc.	14,364	388,977
Constellation Brands, Inc.*	2,520	93,568
Coors (Adolph) Co.—Class B	756	54,689
Corinthian Colleges, Inc.*	2,520	62,345
Corn Products International, Inc.	1,008	46,922
Dean Foods Co.*	4,284	159,836
Del Monte Foods Co.*	5,292	53,767
DeVry, Inc.*	1,764	48,369
Dreyer’s Grand Ice Cream Holdings, Inc.	504	39,861
eBay, Inc.*	11,844	1,089,055
Education Management Corp.*	1,512	49,684
Energizer Holdings, Inc.*	2,268	102,060
Flowers Foods, Inc.	1,260	32,949
Fortune Brands, Inc.	4,032	304,133
General Mills, Inc.	8,064	383,282
Gillette Co.	24,696	1,047,110
Hain Celestial Group, Inc.*	756	13,684
Heinz (H.J.) Co.	9,576	375,379
Hershey Foods Corp.	4,788	221,541
Hormel Foods Corp.	2,016	62,698
InterActiveCorp.*	13,608	410,145
Interstate Bakeries Corp.	1,260	13,671
ITT Educational Services, Inc.*	1,260	47,905
JM Smucker Co.	1,512	69,416
Kellogg Co.	6,300	263,655
Kimberly-Clark Corp.	13,608	896,495
Kraft Foods, Inc.	7,056	223,534
Kroger Co.*	18,144	330,221
Lancaster Colony Corp.	756	31,479
Laureate Education Inc.*	1,008	38,546
Loews Corp.—Carolina Group	1,512	37,120
Matthews International Corp.—Class A	756	24,903
McCormick & Co., Inc.	3,276	111,384
NBTY, Inc.*	1,512	44,438
Newell Rubbermaid, Inc.	7,308	171,738
Nu Skin Enterprises, Inc.	1,512	38,284
PepsiAmericas, Inc.	2,016	42,820
PepsiCo, Inc.	46,116	2,484,730
Performance Food Group Co.*	1,260	33,440
Pre-Paid Legal Services, Inc.*	504	12,010
PRICELINE.COM, Inc.*	504	13,573
Procter & Gamble Co.	69,552	3,786,412
R.J. Reynolds Tobacco Holdings	2,268	153,294
Ralcorp Holdings, Inc.*	756	26,611
Regis Corp.	1,260	56,183
Rent-A-Center, Inc.*	2,268	67,881
Safeway, Inc.*	12,096	306,513
Sara Lee Corp	21,420	492,446
Service Corporation International*	8,316	61,289
Smithfield Foods, Inc.*	2,268	66,679
Snap-on, Inc.	1,512	50,728
Sotheby’s Holdings, Inc.—Class A*	1,260	20,110
Stamps.com, Inc.*	504	5,136
Stanley Works	2,268	103,375
Stewart Enterprises, Inc.—Class A*	2,520	20,513
Strayer Education, Inc.	252	28,116
SuperValu, Inc.	3,528	107,992
Sysco Corp.	17,136	614,667
The Estee Lauder Companies, Inc.	3,024	147,511
The Pepsi Bottling Group, Inc.	4,284	130,833
The Robert Mondavi Corp.—Class A*	252	9,329
The Scotts Co.—Class A*	504	32,196
The ServiceMaster Co.	7,812	96,244
Tootsie Roll Industries, Inc.	504	16,380
Tupperware Corp.	1,512	29,378
Tyson Foods, Inc.—Class A	6,300	131,985
United Rentals, Inc.*	1,764	31,558
Universal Corp.	756	38,511
University of Phoenix Online*	504	44,145
UST, Inc.	4,536	163,296
VCA Antech, Inc.*	1,008	45,178
Weight Watchers Intl, Inc.*	1,008	39,453
Whole Foods Market, Inc.	1,764	168,374
Wild Oats Markets, Inc.*	756	10,637
Winn-Dixie Stores, Inc.	2,268	16,330
Wrigley (WM.) JR Co.	3,780	238,329
Yankee Candle Co., Inc.*	1,260	36,855

TOTAL COMMON STOCKS (Cost $26,779,517)		28,702,157

TOTAL INVESTMENT SECURITIES (Cost $26,799,517)—99.3%		28,702,157
Net other assets (liabilities)—0.7%		203,060

NET ASSETS—100.0%		$28,905,217

*	Non-income producing security

See accompanying notes to the financial statements.

54

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,779,516)	$28,702,157
Dividends receivable	89,845
Receivable for investments sold	5,124,136
Prepaid expenses	155

Total Assets	33,916,293

Liabilities:
Cash overdraft	84,793
Payable for capital shares redeemed	4,864,979
Advisory fees payable	20,268
Management services fees payable	4,054
Administration fees payable	870
Administrative services fees payable	13,517
Distribution fees payable	6,763
Other accrued expenses	15,832

Total Liabilities	5,011,076

Net Assets	$28,905,217

Net Assets consist of:
Capital	$28,790,246
Accumulated net investment income (loss)	33,585
Accumulated net realized gains (losses) on Investments	(1,841,255)
Net unrealized appreciation (depreciation) on Investments	1,922,641

Net Assets	$28,905,217

Shares of Beneficial Interest Outstanding	911,675

Net Asset Value (offering and redemption price per share)	$31.70

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$209,034
Interest	119

Total Investment Income	209,153

Expenses:
Advisory fees	68,405
Management services fees	13,681
Administration fees	3,781
Transfer agency and administrative service fees	49,974
Distribution fees	22,802
Custody fees	10,455
Fund accounting fees	5,586
Other fees	6,627

Total Gross Expenses before reductions	181,311
Less Expenses reduced by the Advisor	(720)

Total Net Expenses	180,591

Net Investment Income (Loss)	28,562

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(755,723)
Change in net unrealized appreciation/depreciation on investments	1,449,998

Net Realized and Unrealized Gains (Losses) on Investments	694,275

Change in Net Assets Resulting from Operations	$722,837

See accompanying notes to the financial statements.

55

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$28,562	$5,023
Net realized gains (losses) on investments	(755,723)	225,375
Change in net unrealized appreciation/depreciation on investments	1,449,998	195,931

Change in net assets resulting from operations	722,837	426,329

Distributions to Shareholders From:
Net investment income	—	(19,148)

Change in net assets resulting from distributions	—	(19,148)

Capital Transactions:
Proceeds from shares issued	185,299,159	67,481,358
Dividends reinvested	—	19,148
Cost of shares redeemed	(159,523,083)	(70,453,029)

Change in net assets resulting from capital transactions	25,776,076	(2,952,523)

Change in net assets	26,498,913	(2,545,342)
Net Assets:
Beginning of period	2,406,304	4,951,646

End of period	$28,905,217	$2,406,304

Accumulated net investment income (loss)	$33,585	$5,023

Share Transactions:
Issued.	6,020,032	2,514,438
Reinvested	—	656
Redeemed	(5,189,850)	(2,630,810)

Change in shares	830,182	(115,716)

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.53		$25.11	$30.00
Investment Activities:
Net investment income (loss)	0.05	(b)	0.04 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.12		4.59	(4.93)

Total income (loss) from investment activities	2.17		4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.21)	—

Net Asset Value, End of Period	$31.70		$29.53	$25.11

Total Return	7.35	%(c)	18.46%	(16.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.99%		2.33%	2.10%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	0.31%		0.13%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$28,905		$2,406	$4,952
Portfolio turnover rate(e)	757	%(c)	1,472%	1,057	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.7%)
Amerada Hess Corp.	8,970	$710,334
Anadarko Petroleum Corp.	28,704	1,682,054
Apache Corp.	36,777	1,601,638
Arch Coal, Inc.	6,279	229,749
Atwood Oceanics, Inc.*	897	37,450
Baker Hughes, Inc.	37,674	1,418,426
BJ Services Co.*	17,940	822,370
Burlington Resources, Inc.	44,850	1,622,673
Cabot Oil & Gas Corp.	3,588	151,772
Chesapeake Energy Corp.	27,807	409,319
ChevronTexaco Corp.	121,992	11,480,667
Cimarex Energy Co.*	4,485	135,582
ConocoPhillips	70,863	5,406,138
CONSOL Energy, Inc.	9,867	355,212
Cooper Cameron Corp.*	6,279	305,787
Core Laboratories N.V.*	2,691	61,893
Devon Energy Corp.	26,013	1,716,858
Diamond Offshore Drilling, Inc.	7,176	171,004
El Paso Corp.	72,657	572,537
Ensco International, Inc.	17,043	495,951
EOG Resources, Inc.	13,455	803,398
Evergreen Resources, Inc.*	4,485	181,194
Exxon Mobil Corp.	491,613	21,832,534
FMC Technologies, Inc.*	7,176	206,669
Forest Oil Corp.*	6,279	171,542
Global Industries, Ltd.*	8,970	51,308
GlobalSantaFe Corp.	21,528	570,492
Grant Prideco, Inc.*	12,558	231,821
Grey Wolf, Inc.*	21,528	91,279
Halliburton Co.	50,232	1,520,020
Hanover Compressor Co.*	7,176	85,394
Helmerich & Payne, Inc.	5,382	140,578
Input/Output, Inc.*	5,382	44,617
Kerr-McGee Corp.	14,351	771,653
Key Energy Group*	15,249	143,951
Kinder Morgan, Inc.	10,764	638,198
Lone Star Technologies, Inc.*	3,588	98,885
Marathon Oil Corp.	39,468	1,493,469
Massey Energy Co.	8,970	253,044
Maverick Tube Corp.*	4,485	117,776
McDermott International, Inc.*	6,279	63,795
Murphy Oil Corp.	9,867	727,198
Nabors Industries, Ltd.*	17,043	770,684
National-Oilwell, Inc.*	9,867	310,712
Newfield Exploration Co.*	5,382	299,993
Newpark Resources, Inc.*	9,867	61,175
Noble Corp.*	15,249	577,785
Noble Energy, Inc.	6,279	320,229
Occidental Petroleum Corp.	44,850	2,171,189
Oceaneering International, Inc.*	2,691	92,167
Offshore Logistics, Inc.*	2,691	75,671
Parker Drilling Co.*	10,764	41,118
Patina Oil & Gas Corp.	7,176	214,347
Patterson-UTI Energy, Inc.	8,970	299,688
Peabody Energy Corp.	7,176	401,784
Pioneer Natural Resources Co.	13,455	472,001
Pogo Producing Co.	6,279	310,183
Premor, Inc.*	8,970	336,375
Pride International, Inc.*	13,455	230,215
Rowan Companies, Inc.*	11,661	283,712
Schlumberger, Ltd.	67,275	4,272,636
SEACOR SMIT, Inc.*	1,794	78,810
Smith International, Inc.*	11,661	650,217
Stone Energy Corp.*	2,691	122,925
Sunoco, Inc.	8,970	570,671
Superior Energy Services, Inc.*	6,279	63,104
Tesoro Petroleum Corp.*	7,176	198,058
Tidewater, Inc.	6,279	187,114
Transocean Sedco Forex, Inc.*	36,777	1,064,326
Unit Corp.*	4,485	141,053
Unocal Corp.	29,601	1,124,838
Valero Energy Corp.	14,352	1,058,604
Varco International, Inc.*	10,764	235,624
Veritas DGC, Inc.*	3,588	83,062
Vintage Petroleum, Inc.	6,279	106,555
Weatherford International, Ltd.*	15,249	685,900
Western Gas Resources, Inc.	5,382	174,807
Williams Companies, Inc.	59,202	704,504
XTO Energy, Inc.	28,704	855,092

TOTAL COMMON STOCKS (Cost $68,730,412)		79,273,157

TOTAL INVESTMENT SECURITIES (Cost $68,730,412)—87.7%		79,273,157
Net other assets (liabilities)—12.3%		11,111,831

NET ASSETS—100.0%		$90,384,988

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 07/24/04 (Underlying notional amount at value $11,093,775)	11,098	$(5,691)

*	Non-income producing security

See accompanying notes to the financial statements.

58

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $68,730,412)	$79,273,157
Dividends receivable	40,054
Receivable for investments sold	11,188,538
Receivable for capital shares issued	5,805,586
Prepaid expenses	514

Total Assets	96,307,849

Liabilities:
Cash overdraft	512,040
Payable for investments purchased	5,252,894
Payable for capital shares redeemed	2,598
Unrealized depreciation on swap agreements	5,691
Advisory fees payable	48,241
Management services fees payable	9,648
Administration fees payable	2,072
Administrative services fees payable	32,164
Distribution fees payable	16,130
Other accrued expenses	41,383

Total Liabilities	5,922,861

Net Assets	$90,384,988

Net Assets consist of:
Capital	$92,433,454
Accumulated net investment income (loss)	(42,484)
Accumulated net realized gains (losses) on investments	(12,543,036)
Net unrealized appreciation (depreciation) on investments	10,537,054

Net Assets	$90,384,988

Shares of Beneficial Interest Outstanding	2,836,197

Net Asset Value (offering and redemption price per share)	$31.87

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$479,866
Interest	766

Total Investment Income	480,632

Expenses:
Advisory fees	202,160
Management services fees	40,432
Administration fees	12,010
Transfer agency and administrative service fees	148,112
Distribution fees	67,387
Custody fees	16,165
Fund accounting fees	16,731
Other fees	20,119

Total Expenses	523,116

Net Investment Income (Loss)	(42,484)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,513,885)
Net realized gains (losses) on swap agreements	(96,778)
Change in net unrealized appreciation/depreciation on investments	6,121,351

Net Realized and Unrealized Gains (Losses) on Investments	4,510,688

Change in Net Assets Resulting from Operations	$4,468,204

See accompanying notes to the financial statements.

59

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(42,484)	$(7,707)
Net realized gains (losses) on investments	(1,610,663)	(84,945)
Change in net unrealized appreciation/depreciation on investments	6,121,351	3,609,243

Change in net assets resulting from operations	4,468,204	3,516,591

Capital Transactions:
Proceeds from shares issued	207,984,493	154,516,738
Cost of shares redeemed	(166,465,615)	(132,918,722)

Change in net assets resulting from capital transactions	41,518,878	21,598,016

Change in net assets	45,987,082	25,114,607
Net Assets:
Beginning of period	44,397,906	19,283,299

End of period	$90,384,988	$44,397,906

Accumulated net investment income (loss)	$(42,484)	$—

Share Transactions:
Issued	6,876,298	6,239,036
Redeemed	(5,607,113)	(5,504,219)

Change in shares	1,269,185	734,817

See accompanying notes to the financial statements.

60

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.33		$23.17		$27.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.01	)(b)	(0.05	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	3.56		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	3.54		5.16		(4.76)		(2.07)

Net Asset Value, End of Period	$31.87		$28.33		$23.17		$27.93

Total Return	12.50	%(d)	22.27%		(17.04)%		(6.90	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.09%		2.16%		2.05%
Net expenses(e)	1.94%		1.98%		1.98%		2.05%
Net investment income (loss)(e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$90,385		$44,398		$19,283		$24,007
Portfolio turnover rate(f)	323	%(d)	1,091%		1,632%		1,169	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.4%)
ACE, Ltd.	2,486	$105,108
AFLAC, Inc.	6,102	249,023
Allstate Corp.	8,814	410,291
Ambac Financial Group, Inc.	1,582	116,182
American Express Co.	12,430	638,653
American International Group, Inc.	24,408	1,739,801
AmSouth Bancorp	4,068	103,612
AON Corp.	3,164	90,079
Archstone-Smith Trust	4,068	119,314
Bank of America Corp.	22,148	1,874,163
Bank of New York Company, Inc.	9,266	273,162
Bank One Corp.	11,074	564,774
Banknorth Group, Inc.	2,712	88,086
BB&T Corp.	6,328	233,946
Bear Stearns Cos., Inc.	1,808	152,432
Boston Properties, Inc.	1,808	90,545
Capital One Financial Corp.	2,712	185,447
Charter One Financial, Inc.	2,938	129,830
Chubb Corp.	2,034	138,678
Cincinnati Financial Corp.	1,130	49,178
CIT Group, Inc.	3,164	121,150
Citigroup, Inc.	54,014	2,511,650
Comerica, Inc.	1,582	86,820
Commerce Bancorp, Inc.	1,356	74,594
Compass Bancshares, Inc.	2,712	116,616
Countrywide Credit Industries, Inc.	3,390	238,148
Duke-Weeks Realty Corp.	4,972	158,159
E*TRADE Group, Inc.*	10,170	113,396
Equity Office Properties Trust	5,876	159,827
Equity Residential Properties Trust	5,650	167,975
Everest Re Group, Ltd.	1,130	90,807
Fannie Mae	9,040	645,094
Fidelity National Financial, Inc.	1,808	67,511
Fifth Third Bancorp	6,102	328,166
First Horizon National Corp.	2,034	92,486
Franklin Resources, Inc.	1,808	90,545
Freddie Mac	7,232	457,786
General Growth Properties, Inc.	3,390	100,242
Golden West Financial Corp.	1,582	168,246
Goldman Sachs Group, Inc.	3,616	340,483
GreenPoint Financial Corp.	678	26,917
Hartford Financial Services Group, Inc.	3,842	264,099
Huntington Bancshares, Inc.	1,582	36,228
iStar Financial, Inc.	5,198	207,920
J.P. Morgan Chase & Co.	23,052	893,725
Jefferson-Pilot Corp.	2,034	103,327
KeyCorp	5,876	175,634
Kimco Realty Corp.	2,712	123,396
Legg Mason, Inc.	1,130	102,841
Lincoln National Corp.	2,938	138,821
Loews Corp.	2,260	135,510
M&T Bank Corp.	2,034	177,568
Marsh & McLennan Companies, Inc.	6,554	297,420
Marshall & Ilsley Corp.	2,034	79,509
MBIA, Inc.	2,034	116,182
MBNA Corp.	13,334	343,884
Mellon Financial Corp.	4,972	145,829
Merrill Lynch & Co., Inc.	9,944	536,777
MetLife, Inc.	5,198	186,348
MGIC Investment Corp.	1,582	120,011
Morgan Stanley Dean Witter & Co.	10,622	560,523
National City Corp.	6,328	221,543
National Commerce Financial Corp.	2,260	73,450
New York Community Bancorp	4,294	84,291
North Fork Bancorp, Inc.	3,842	146,188
Northern Trust Corp.	2,034	85,998
Plum Creek Timber Company, Inc.	3,390	110,446
PNC Financial Services Group	2,938	155,949
Popular, Inc.	2,712	115,992
Principal Financial Group, Inc.	4,520	157,206
Progressive Corp.	2,260	192,778
Prologis Trust	4,068	133,919
Prudential Financial, Inc.	5,876	273,058
Regions Financial Corp.	3,616	132,165
Rouse Co.	3,390	161,025
SAFECO Corp.	2,938	129,272
Schwab (Charles) Corp.	18,984	182,436
Simon Property Group, Inc.	2,938	151,072
SLM Corp.	5,198	210,259
SouthTrust Corp.	2,034	78,940
Sovereign Bancorp, Inc.	4,068	89,903
St. Paul Companies, Inc.	5,876	238,213
State Street Corp.	3,390	166,246
SunTrust Banks, Inc.	2,938	190,941
Synovus Financial Corp.	3,390	85,835
T. Rowe Price Group, Inc.	2,034	102,514
Torchmark Corp.	2,938	158,064
U.S. Bancorp	21,018	579,256
Union Planters Corp.	2,712	80,845
Vornado Realty Trust	2,034	116,162
Wachovia Corp.	14,916	663,762
Washington Mutual, Inc.	9,944	384,235
Wells Fargo & Co.	18,306	1,047,651
XL Capital, Ltd.—Class A	2,034	153,486
Zions Bancorp	2,260	138,877

TOTAL COMMON STOCKS (Cost $20,375,779)		25,246,451

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$90,000	90,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,000)		90,000

TOTAL INVESTMENTS SECURITIES (Cost $20,465,779)—100.8%		25,336,451
Net other assets (liabilities)—(0.8)%		(206,778)

NET ASSETS—100.0%		$25,129,673

*	Non-income producing security

See accompanying notes to the financial statements.

62

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statements of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $20,465,779)	$25,336,451
Cash	192
Dividends and interest receivable	32,904
Receivable for capital shares issued	1,774
Prepaid expenses	381

Total Assets	25,371,702

Liabilities:
Payable for capital shares redeemed	175,310
Advisory fees payable	16,186
Management services fees payable	3,237
Administration fees payable	694
Administrative services fees payable	8,924
Distribution fees payable	7,349
Other accrued expenses	30,329

Total Liabilities	242,029

Net Assets	$25,129,673

Net Assets consist of:
Capital	$26,858,127
Accumulated net investment income (loss)	148,324
Accumulated net realized gains (losses) on investments	(6,747,450)
Net unrealized appreciation (depreciation) on investments	4,870,672

Net Assets	$25,129,673

Shares of Beneficial Interest Outstanding	806,780

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$358,048
Interest	226

Total Investment Income	358,274

Expenses:
Advisory fees	111,640
Management services fees	22,328
Administration fees	4,460
Transfer agency and administrative service fees	71,271
Distribution fees	37,214
Custody fees	18,513
Fund accounting fees	11,525
Other fees	13,497

Total Expenses	290,448

Net Investment Income (Loss)	67,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	183,912
Change in net unrealized appreciation/depreciationon investments	503,310

Net Realized and Unrealized Gains (Losses) on Investments	687,222

Change in Net Assets Resulting from Operations	$755,048

See accompaying notes to the financial statements.

63

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$67,826	$66,533
Net realized gains (losses) on investments	183,912	714,339
Change in net unrealized appreciation/depreciation on investments	503,310	3,227,266

Change in net assets resulting from operations	755,048	4,008,138

Distributions to Shareholders From:
Net investment income	—	(28,561)

Change in net assets resulting from distributions	—	(28,561)

Capital Transactions:
Proceeds from shares issued	99,775,548	111,685,395
Dividends reinvested	—	28,561
Cost of shares redeemed	(96,425,318)	(106,566,808)

Change in net assets resulting from capital transactions	3,350,230	5,147,148

Change in net assets	4,105,278	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$25,129,673	$21,024,395

Accumulated net investment income (loss)	$148,324	$80,498

Share Transactions:
Issued	3,177,143	4,268,452
Reinvested	—	943
Redeemed	(3,054,656)	(4,084,053)

Change in shares	122,487	185,342

See accompanying notes to the financial statements.

64

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72		$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	0.36		6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.43		6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	—		(0.04)	—	—

Net Asset Value, End of Period	$31.15		$30.72	$23.85	$28.02

Total Return	1.40	%(c)	28.99%	(14.88)%	(6.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.07%	2.14%	2.10%
Net expenses(d)	1.95%		1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.46%		0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$25,130		$21,024	$11,898	$20,089
Portfolio turnover rate(e)	321	%(c)	726%	1,341%	1,330	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories	43,710	$1,781,619
Accredo Health, Inc.*	3,255	126,782
Aetna, Inc.	4,185	355,725
Affymetrix, Inc.*	2,790	91,317
Alcon, Inc.	2,325	182,861
Allergan, Inc.	4,185	374,641
American Pharmaceutical Partners, Inc.*	1,860	56,507
Amgen, Inc.*	37,200	2,030,005
Amylin Pharmaceuticals, Inc.*	3,255	74,214
Andrx Group*	3,720	103,900
Anthem, Inc.*	3,255	291,518
Apogent Technologies, Inc.*	3,720	119,040
Applera Corp.—Applied Biosystems Group	8,370	182,047
Bard (C.R.), Inc.	3,720	210,738
Barr Laboratories, Inc.*	3,255	109,694
Bausch & Lomb, Inc.	2,325	151,288
Baxter International, Inc.	18,600	641,886
Beckman Coulter, Inc.	2,790	170,190
Becton, Dickinson & Co.	7,440	385,392
Biogen Idec, Inc.*	9,765	617,636
Biomet, Inc.	7,440	330,634
Boston Scientific Corp.*	16,275	696,570
Bristol-Myers Squibb Co.	58,125	1,424,062
Caremark Rx, Inc.*	11,161	367,639
Celgene Corp.*	2,325	133,130
Cephalon, Inc.*	2,325	125,550
Charles River Laboratories International, Inc.*	1,395	68,174
Chiron Corp.*	2,325	103,788
CIGNA Corp.	3,720	255,973
Cooper Companies, Inc.	1,860	117,496
Covance, Inc.*	2,325	89,699
Coventry Health Care, Inc.*	1,860	90,954
CYTYC Corp.*	4,185	106,173
Dade Behring Holdings, Inc.*	2,790	132,581
DaVita, Inc.*	1,860	57,344
DENTSPLY International, Inc.	2,790	145,359
Edwards Lifesciences Corp.*	2,325	81,026
Eli Lilly & Co.	27,435	1,917,980
Express Scripts, Inc.—Class A*	2,325	184,210
First Health Group Corp.*	4,650	72,587
Fisher Scientific International, Inc.*	930	53,708
Forest Laboratories, Inc.*	10,695	605,658
Gen-Probe, Inc.*	2,790	132,023
Genentech, Inc.*	13,020	731,724
Genzyme Corp.—General Division*	6,510	308,118
Gilead Sciences, Inc.*	6,510	436,170
Guidant Corp.	9,300	519,684
HCA, Inc.	12,090	502,822
Health Management Associates, Inc.—Class A	6,510	145,954
Health Net, Inc.*	3,720	98,580
Hillenbrand Industries, Inc.	1,395	84,328
Humana, Inc.*	5,115	86,444
ICOS Corp.*	2,325	69,378
IDEXX Laboratories, Inc.*	1,395	87,801
ImClone Systems, Inc.*	2,325	199,462
INAMED Corp.*	1,395	87,676
Invitrogen Corp.*	1,860	133,901
IVAX Corp.*	6,510	156,175
Johnson & Johnson	82,770	4,610,288
King Pharmaceuticals, Inc.*	6,045	69,215
Laboratory Corp. of America Holdings*	5,115	203,066
Lincare Holdings, Inc.*	3,720	122,239
Manor Care, Inc.	3,255	106,373
Martek Biosciences Corp.*	1,395	78,357
Medco Health Solutions, Inc.*	8,370	313,875
Medicis Pharmaceutical Corp.	1,395	55,730
MedImmune, Inc.*	6,975	163,215
Medtronic, Inc.	33,945	1,653,800
Merck & Co., Inc.	61,845	2,937,637
MGI Pharma, Inc.*	3,720	100,477
Millennium Pharmaceuticals, Inc.*	10,230	141,174
Monsanto Co.	8,835	340,148
Mylan Laboratories, Inc.	8,835	178,909
Neurocrine Biosciences, Inc.*	1,395	72,331
Omnicare, Inc.	4,185	179,160
Oxford Health Plans, Inc.	1,860	102,374
PacifiCare Health Systems, Inc.*	2,325	89,885
Par Pharmaceutical Cos., Inc.*	930	32,745
Patterson Dental Co.*	1,860	142,271
Pfizer, Inc.	214,365	7,348,431
Protein Design Labs, Inc.*	3,255	62,268
Quest Diagnostics, Inc.	2,325	197,509
Renal Care Group, Inc.*	1,860	61,622
Respironics, Inc.*	930	54,638
Schering-Plough Corp.	41,385	764,795
Sepracor, Inc.*	3,255	172,190
St. Jude Medical, Inc.*	5,115	386,950
STERIS Corp.*	930	20,981
Stryker Corp.	7,440	409,200
Tenet Healthcare Corp.*	15,345	205,776
Triad Hospitals, Inc.*	3,255	121,184
UnitedHealth Group, Inc.	16,740	1,042,064
Universal Health Services, Inc.—Class B	1,395	64,017
Valeant Pharmaceuticals International	3,720	74,400
Varian Medical Systems, Inc.*	2,325	184,489
Watson Pharmaceuticals, Inc.*	3,255	87,560
Wellpoint Health Networks, Inc.*	3,720	416,677
Wyeth	39,060	1,412,410
Zimmer Holdings, Inc.*	7,440	656,208

TOTAL COMMON STOCKS (Cost $38,815,092)		44,434,173

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$489,000	489,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $39,304,092)—100.4%		44,923,173
Net other assets (liabilities)—(0.4)%		(164,939)

NET ASSETS—100.0%		$44,758,234

*	Non-income producing security

See accompanying notes to the financial statements.

66

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $39,304,092)	$44,923,173
Cash	1,451
Dividends and interest receivable	56,316
Receivable for capital shares issued	376,494
Prepaid expenses	395

Total Assets	45,357,829

Liabilities:
Payable for investments purchased	477,884
Payable for capital shares redeemed	5
Advisory fees payable	37,493
Management services fees payable	7,499
Administration fees payable	1,608
Administrative services fees payable	22,249
Distribution fees payable	14,366
Other accrued expenses	38,491

Total Liabilities	599,595

Net Assets	$44,758,234

Net Assets consist of:
Capital	$51,066,453
Accumulated net investment income (loss)	(102,219)
Accumulated net realized gains (losses) on investments	(11,825,081)
Net unrealized appreciation (depreciation) on investments	5,619,081

Net Assets	$44,758,234

Shares of Beneficial Interest Outstanding	1,693,996

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$357,705
Interest	330

Total Investment Income	358,035

Expenses:
Advisory fees	180,039
Management services fees	36,008
Administration fees	7,442
Transfer agency and administrative service fees	121,724
Distribution fees	60,013
Custody fees	20,271
Fund accounting fees	15,483
Other fees	19,274

Total Expenses	460,254

Net Investment Income (Loss)	(102,219)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,175,430)
Change in net unrealized appreciation/depreciation on investments	1,228,485

Net Realized and Unrealized Gains (Losses) on Investments	53,055

Change in Net Assets Resulting from Operations	$(49,164)

See accompanying notes to the financial statements

67

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(102,219)	$(120,052)
Net realized gains (losses) on investments	(1,175,430)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,228,485	2,727,687

Change in net assets resulting from operations	(49,164)	1,247,666

Capital Transactions:
Proceeds from shares issued	162,526,253	175,842,151
Cost of shares redeemed	(143,004,526)	(166,426,624)

Change in net assets resulting from capital transactions	19,521,727	9,415,527

Change in net assets	19,472,563	10,663,193
Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$44,758,234	$25,285,671

Accumulated net investment income (loss)	$(102,219)	$—

Share Transactions:
Issued	6,095,065	7,405,590
Redeemed	(5,380,722)	(7,091,298)

Change in shares	714,343	314,292

See accompanying notes to the financial statements

68

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.67		3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36	%(c)	17.42%		(22.69)%		(5.23	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.04%		2.14%		2.06%
Net expenses(d)	1.92%		1.97%		1.98%		2.06%
Net investment income (loss)(d)	(0.43)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$44,758		$25,286		$14,622		$33,227
Portfolio turnover rate(e)	333	%(c)	877%		897%		1,032	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during period.

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
3M Co.	16,892	$1,520,449
Accenture, Ltd.—Class A*	9,064	249,079
Agilent Technologies, Inc.*	12,360	361,901
ALLETE, Inc.	5,768	192,074
Allied Waste Industries, Inc.*	9,476	124,894
American Power Conversion Corp.	4,532	89,054
American Standard Cos.*	7,416	298,939
Amphenol Corp.—Class A*	4,944	164,734
Arrow Electronics, Inc.*	4,120	110,498
Ashland, Inc.	4,532	239,335
Automatic Data Processing, Inc.	14,832	621,164
Avnet, Inc.*	3,296	74,819
Ball Corp.	412	29,685
Bemis Company, Inc.	1,236	34,917
Boeing Co.	18,540	947,209
Burlington Northern Santa Fe Corp.	10,712	375,670
C.H. Robinson Worldwide, Inc.	2,472	113,316
Caterpillar, Inc.	8,652	687,315
CDW Corp.	3,296	210,153
Ceridian Corp.*	8,652	194,670
Choicepoint, Inc.*	4,944	225,743
Cintas Corp.	3,708	176,760
Cooper Industries, Ltd.—Class A	2,884	171,338
CSX Corp.	7,416	243,022
Danaher Corp.	7,416	384,520
Deere & Co.	7,828	549,057
Diebold, Inc.	2,472	130,695
Donnelley (R.R.) & Sons Co.	6,592	217,668
Dover Corp.	7,004	294,868
DST Systems, Inc.*	4,532	217,944
Dun & Bradstreet Corp.*	1,648	88,844
Eaton Corp.	5,768	373,420
Emerson Electric Co.	11,124	706,930
Equifax, Inc.	4,944	122,364
Expeditors International of Washington, Inc.	5,356	264,640
Fair, Isaac & Co., Inc.	4,120	137,526
FedEx Corp.	7,828	639,469
First Data Corp.	21,836	972,138
Fiserv, Inc.*	5,768	224,318
Flextronics International, Ltd.*	17,304	275,999
Fluor Corp.	2,884	137,480
Garmin, Ltd.	2,060	76,302
General Dynamics Corp.	4,120	409,116
General Electric Co.	262,856	8,516,535
Getty Images, Inc.*	2,060	123,600
Goodrich Corp.	4,120	133,200
Grainger (W.W.), Inc.	1,648	94,760
Honeywell International, Inc.	20,188	739,486
Illinois Tool Works, Inc.	7,004	671,614
IMS Health, Inc.	6,592	154,516
Ingersoll-Rand Co.—Class A	5,356	365,868
Iron Mountain, Inc.*	2,472	119,299
ITT Industries, Inc.	2,472	205,176
Jabil Circuit, Inc.*	7,004	176,361
Jacobs Engineering Group, Inc.*	2,060	81,123
L-3 Communications Holdings, Inc.	3,708	247,694
Lockheed Martin Corp.	8,240	429,139
Manpower, Inc.	2,884	146,421
Masco Corp.	12,772	398,231
Millipore Corp.*	2,060	116,122
Molex, Inc.	6,592	211,471
Monster Worldwide, Inc.*	4,532	116,563
Moody’s Corp.	2,884	186,479
Navistar International Corp.*	4,532	175,660
Norfolk Southern Corp.	9,888	262,230
Northrop Grumman Corp.	9,064	486,737
PACCAR, Inc.	7,004	406,162
Pactiv Corp.*	2,472	61,652
Pall Corp.	2,472	64,742
Parker Hannifin Corp.	3,296	195,980
Paychex, Inc.	9,064	307,088
Pentair, Inc.	3,296	110,877
PerkinElmer, Inc.	6,592	132,104
Precision Castparts Corp.	2,884	157,726
Raytheon Co.	11,536	412,643
Republic Services, Inc.	9,888	286,159
Robert Half International, Inc.	8,240	245,305
Rockwell Collins, Inc.	5,356	178,462
Rockwell International Corp.	4,944	185,449
Ryder System, Inc.	4,944	198,106
Sabre Holdings Corp.	3,708	102,749
Sanmina-SCI Corp.*	17,716	161,216
Sealed Air Corp.*	2,472	131,683
Sherwin-Williams Co.	4,120	171,186
Smurfit-Stone Container Corp.*	11,536	230,143
Solectron Corp.*	35,844	231,911
SPX Corp.	2,060	95,666
Symbol Technologies, Inc.	6,592	97,166
Tektronix, Inc.	2,060	70,081
Temple-Inland, Inc.	1,648	114,124
Textron, Inc.	6,180	366,783
Thermo Electron Corp.*	7,416	227,968
Tyco International, Ltd.	54,384	1,802,287
Union Pacific Corp.	5,356	318,414
United Parcel Service, Inc.—Class B	14,008	1,052,982
United Technologies Corp.	13,184	1,206,072
Vishay Intertechnology, Inc.*	9,888	183,719
Vulcan Materials Co.	3,708	176,315
Waste Management, Inc.	18,540	568,250
Waters Corp.*	3,708	177,168

TOTAL COMMON STOCKS (Cost $35,748,822)		38,266,659

TOTAL INVESTMENT SECURITIES (Cost $35,748,822)—100.2%		38,266,659
Net other assets (liabilities)—(0.2)%		(75,574)

NET ASSETS—100.0%		$38,191,085

*	Non-income producing security

See accompanying notes to the financial statements.

70

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $35,748,822)	$38,266,659
Dividends receivable	91,157
Receivable for investments sold	6,499,940
Prepaid expenses	52

Total Assets	44,857,808

Liabilities:
Cash overdraft	88,822
Payable for capital shares redeemed	6,528,425
Advisory fees payable	17,835
Management services fees payable	3,567
Administration fees payable	782
Administrative services fees payable	12,142
Distribution fees payable	6,071
Other accrued expenses	9,079

Total Liabilities	6,666,723

Net Assets	$38,191,085

Net Assets consist of:
Capital	$35,735,941
Accumulated net investment income (loss)	20,400
Accumulated net realized gains (losses) on investments	(83,093)
Net unrealized appreciation (depreciation) on investments	2,517,837

Net Assets	$38,191,085

Shares of Beneficial Interest Outstanding	1,168,626

Net Asset Value (offering and redemption price per share)	$32.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$125,076
Interest	95

Total Investment Income	125,171

Expenses:
Advisory fees	39,686
Management services fees	7,937
Administration fees	3,436
Transfer agency and administrative service fees	28,892
Distribution fees	13,229
Custody fees	6,501
Fund accounting fees	3,100
Other fees	3,509

Total Gross Expenses before reductions	106,290
Less Expenses reduced by the Advisor	(1,519)

Total Net Expenses	104,771

Net Investment Income (Loss)	20,400

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	30,510
Change in net unrealized appreciation/depreciation on investments	1,686,013

Net Realized and Unrealized Gains (Losses) on Investments	1,716,523

Change in Net Assets Resulting from Operations	$1,736,923

See accompanying notes to the financial statements.

71

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$20,400	$(1,629)
Net realized gains (losses) on investments	30,510	478,907
Change in net unrealized appreciation/depreciation on investments	1,686,013	757,379

Change in net assets resulting from operations	1,736,923	1,234,657

Capital Transactions:
Proceeds from shares issued	76,949,670	69,600,137
Cost of shares redeemed	(52,246,653)	(60,217,978)

Change in net assets resulting from capital transactions	24,703,017	9,382,159

Change in net assets	26,439,940	10,616,816
Net Assets:
Beginning of period	11,751,145	1,134,329

End of period	$38,191,085	$11,751,145

Accumulated net investment income (loss)	$20,400	$—

Share Transactions:
Issued	2,430,721	2,481,593
Redeemed	(1,642,651)	(2,148,194)

Change in shares	788,070	333,399

See accompanying notes to the financial statements.

72

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$30.88		$24.05		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	(0.01	)(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.74		6.84		(5.94)

Total income (loss) from investment activities	1.80		6.83		(5.95)

Net Asset Value, End of Period	$32.68		$30.88		$24.05

Total Return	5.83	%(c)	28.40%		(19.83	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.25%		2.65%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	0.39%		(0.05)%		(0.08)%
Supplemental Data:
Net assets, end of period (000’s)	$38,191		$11,751		$1,134
Portfolio turnover rate(e)	458	%(c)	1,997%		906	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.7%)
Alkermes, Inc.*	1,296	$17,626
Allergan, Inc.	1,872	167,581
Alpharma, Inc.	576	11,796
American Pharmaceutical Partners, Inc.*	576	17,499
Andrx Group*	1,008	28,153
Barr Laboratories, Inc.*	1,296	43,675
Bristol-Myers Squibb Co.	21,560	528,220
Cephalon, Inc.*	720	38,880
Eli Lilly & Co.	7,036	491,887
Forest Laboratories, Inc.*	5,184	293,570
Hospira, Inc.*	2,160	59,616
Impax Laboratories, Inc.*	720	13,954
IVAX Corp.*	2,304	55,273
Johnson & Johnson	41,760	2,326,032
King Pharmaceuticals, Inc.*	3,456	39,571
Medicis Pharmaceutical Corp.	720	28,764
Merck & Co., Inc.	11,048	524,780
MGI Pharma, Inc.*	1,008	27,226
Mylan Laboratories, Inc.	3,744	75,816
Nektar Therapeutics*	1,152	22,994
Noven Pharmaceuticals, Inc.*	288	6,342
Par Pharmaceutical Cos., Inc.*	432	15,211
Perrigo Co.	864	16,390
Pfizer, Inc.	79,736	2,733,350
PRAECIS Pharmaceuticals, Inc.*	720	2,736
Schering-Plough Corp.	20,736	383,201
Sepracor, Inc.*	1,152	60,941
Taro Pharmaceutical Industries, Ltd.*	432	18,792
Valeant Pharmaceuticals International	1,152	23,040
Watson Pharmaceuticals, Inc.*	1,584	42,610
Wyeth	14,420	521,427

TOTAL COMMON STOCKS (Cost $7,898,900)		8,636,953

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $7,917,900)—76.9%		8,655,953
Net other assets (liabilities)—23.1%		2,608,548

NET ASSETS—100.0%		$11,264,501

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 07/24/04 (Underlying notional amount at value $2,586,771)	25,868	$(1,477)

*	Non-income producing security

See accompanying notes to the financial statements.

74

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $7,917,900)	$8,655,953
Cash	734
Dividends and interest receivable	24,898
Receivable for investments sold	2,649,429
Prepaid expenses	103

Total Assets	11,331,117

Liabilities:
Payable for capital shares redeemed	32,826
Unrealized depreciation on swap agreements	1,477
Advisory fees payable	9,291
Management services fees payable	1,858
Administration fees payable	398
Administrative services fees payable	6,194
Distribution fees payable	3,115
Other accrued expenses	11,457

Total Liabilities	66,616

Net Assets	$11,264,501

Net Assets consist of:
Capital	$14,266,145
Accumulated net investment income (loss)	34,340
Accumulated net realized gains (losses) on investments	(3,772,560)
Net unrealized appreciation (depreciation) on investments	736,576

Net Assets	$11,264,501

Shares of Beneficial Interest Outstanding	443,136

Net Asset Value (offering and redemption price per share)	$25.42

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$167,476
Interest	330

Total Investment Income	167,806

Expenses:
Advisory fees	50,555
Management services fees	10,111
Administration fees	2,007
Transfer agency and administrative service fees	37,142
Distribution fees	16,852
Custody fees	7,514
Fund accounting fees	4,346
Other fees	4,939

Total Expenses	133,466

Net Investment Income (Loss)	34,340

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(683,423)
Net realized gains (losses) on swap agreements	39,480
Change in net unrealized appreciation/depreciation on investments	(250,954)

Net Realized and Unrealized Gains (Losses) on Investments	(894,897)

Change in Net Assets Resulting from Operations	$(860,557)

See accompanying notes to the financial statements.

75

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$34,340	$(23,602)
Net realized gains (losses) on investments	(643,943)	(2,262,536)
Change in net unrealized appreciation/depreciation on investments	(250,954)	730,940

Change in net assets resulting from operations	(860,557)	(1,555,198)

Distributions to Shareholders From:
Net realized gains on investments	—	(550,262)

Change in net assets resulting from distributions	—	(550,262)

Capital Transactions:
Proceeds from shares issued	67,685,532	129,550,308
Dividends reinvested	—	550,262
Cost of shares redeemed	(67,411,087)	(119,558,700)

Change in net assets resulting from capital transactions	274,445	10,541,870

Change in net assets	(586,112)	8,436,410
Net Assets:
Beginning of period	11,850,613	3,414,203

End of period	$11,264,501	$11,850,613

Accumulated net investment income (loss)	$34,340	$—

Share Transactions:
Issued	2,556,689	4,840,975
Reinvested	—	21,672
Redeemed	(2,570,544)	(4,537,140)

Change in shares	(13,855)	325,507

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.93		$25.96		$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	(0.09	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	(0.58)		1.51	(d)	(4.04)

Total income (loss) from investment activities	(0.51)		1.42		(4.04)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.45)		—

Net Asset Value, End of Period	$25.42		$25.93		$25.96

Total Return	(1.97	)%(e)	5.60%		(13.47	)%(e)
Ratios to Average Net Assets:
Gross expenses(f)	1.98%		2.06%		2.12%
Net expenses(f)	1.98%		1.98%		1.98%
Net investment income (loss)(f)	0.51%		(0.33)%		(0.02)%
Supplemental Data:
Net assets, end of period (000’s)	$11,265		$11,851		$3,414
Portfolio turnover rate(g)	645	%(e)	2,569%		1,709	%(e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

77

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (58.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,797,000	$8,797,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,797,000	8,797,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,797,000	8,797,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,391,000)		26,391,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,244 (Collateralized by $8,954,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $8,973,445)	8,797,000	8,797,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,220 (Collateralized by $8,982,000 U.S. Treasury Notes, 1.625%, 04/30/05, market value $8,976,722)	8,797,000	8,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,594,000)		17,594,000

TOTAL INVESTMENT SECURITIES (Cost $43,985,000)—97.5%		43,985,000
Net other assets (liabilities)—2.5%		1,111,348

NET ASSETS—100.0%		$45,096,348

	Units	Unrealized Appreciation (Depreciation)
Swap Agreement
Equity Index Swap Agreement based on the Dow Jones U.S. Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $45,038,561)	253,638	$23,021

See accompanying notes to the financial statements.

78

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,391,000)	$26,391,000
Repurchase agreement, at cost	17,594,000

Total Investments	43,985,000
Cash	1,086
Segregated cash balances with custodian for swap agreements	87
Interest receivable	464
Receivable for capital shares issued	1,189,497
Unrealized appreciation on swap agreements	23,021
Prepaid expenses	753

Total Assets	45,199,908

Liabilities:
Advisory fees payable	30,958
Management services fees payable	6,192
Administration fees payable	1,335
Administrative services fees payable	20,643
Distribution fees payable	10,325
Other accrued expenses	34,107

Total Liabilities	103,560

Net Assets	$45,096,348

Net Assets consist of:
Capital	$51,527,736
Accumulated net investment income (loss)	(290,971)
Accumulated net realized gains (losses) on investments	(6,163,438)
Net unrealized appreciation (depreciation) on investments	23,021

Net Assets	$45,096,348

Shares of Beneficial Interest Outstanding	1,401,048

Net Asset Value (offering and redemption price per share)	$32.19

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$285,856

Expenses:
Advisory fees	226,244
Management services fees	45,249
Administration fees	8,658
Transfer agency and administrative service fees	166,095
Distribution fees	75,415
Custody fees	15,818
Fund accounting fees	18,276
Other fees	21,072

Total Expenses	576,827

Net Investment Income (Loss)	(290,971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(19,152,422)
Change in net unrealized appreciation/depreciation on investments	921,516

Net Realized and Unrealized Gains (Losses) on Investments	(18,230,906)

Change in Net Assets Resulting from Operations	$(18,521,877)

See accompanying notes to the financial statements.

79

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(290,971)	$(395,143)
Net realized gains (losses) on investments	(19,152,422)	11,706,856
Change in net unrealized appreciation/depreciation on investments	921,516	199,326

Change in net assets resulting from operations	(18,521,877)	11,511,039

Capital Transactions:
Proceeds from shares issued	231,817,874	267,629,406
Cost of shares redeemed	(244,417,323)	(258,562,216)

Change in net assets resulting from capital transactions	(12,599,449)	9,067,190

Change in net assets	(31,121,326)	20,578,229
Net Assets:
Beginning of period	76,217,674	55,639,445

End of period	$45,096,348	$76,217,674

Accumulated net investment income (loss)	$(290,971)	$—

Share Transactions:
Issued	6,501,634	8,507,473
Redeemed	(6,959,925)	(8,538,349)

Change in shares	(458,291)	(30,876)

See accompanying notes to the financial statements.

80

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$40.99		$29.44		$30.00
Investment Activities:
Net investment income (loss)	(0.17	)(b)	(0.31	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	(8.63)		11.86		(0.49)

Total income (loss) from investment activities	(8.80)		11.55		(0.56)

Net Asset Value, End of Period	$32.19		$40.99		$29.44

Total Return	(21.47	)%(c)	39.23%		(1.87	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.98%		1.98%
Net expenses(d)	1.91%		1.97%		1.98%
Net investment income (loss)(d)	(0.97)%		(0.94)%		(0.40)%
Supplemental Data:
Net assets, end of period (000’s)	$45,096		$76,218		$55,639
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100%)
Alexandria Real Estate Equities, Inc.REIT	4,676	$265,503
AMB Property Corp.REIT	19,706	682,419
American Financial Realty TrustREIT	26,052	372,283
Annaly Mortgage Management, Inc.REIT	28,056	475,830
Apartment Investment & Management Co.—Class AREIT	22,378	696,627
Archstone-Smith TrustREIT	44,088	1,293,101
Arden Realty Group, Inc.REIT	15,698	461,678
AvalonBay Communities, Inc.REIT	17,034	962,762
Boston Properties, Inc.REIT	25,384	1,271,231
Brandywine Realty TrustREIT	11,022	299,688
BRE Properties, Inc.—Class AREIT	11,356	394,621
Camden Property TrustREIT	8,350	382,430
Capital AutomotiveREIT	7,682	225,313
CarrAmerica Realty Corp.REIT	13,026	393,776
Catellus Development Corp.REIT	21,042	518,685
CBL & Associates Properties, Inc.REIT	7,348	404,140
Centerpoint Properties Corp.REIT	5,678	435,787
Chelsea Property Group, Inc.REIT	10,354	675,288
Colonial Properties TrustREIT	5,344	205,904
Cousins Properties, Inc.REIT	9,352	308,148
Crescent Real Estate Equities Co.REIT	22,044	355,349
Developers Diversified Realty Corp.REIT	24,382	862,391
Duke-Weeks Realty Corp.REIT	31,730	1,009,331
Equity Inns, Inc.REIT	10,688	99,292
Equity Office Properties TrustREIT	96,192	2,616,421
Equity Residential Properties TrustREIT	66,800	1,985,963
Essex Property Trust, Inc.REIT	5,010	342,434
Federal Realty Investment TrustREIT	12,358	513,969
FelCor Lodging Trust, Inc.REIT*	11,022	133,366
First Industrial Realty Trust, Inc.REIT	9,686	357,220
Friedman, Billings, Ramsey Group, Inc.	34,068	674,206
Gables Residential TrustREIT	7,014	238,336
General Growth Properties, Inc.REIT	51,770	1,530,838
Glenborough Realty Trust, Inc.REIT	7,682	140,965
Health Care Property Investors, Inc.REIT	31,396	754,760
Health Care, Inc.REIT	12,358	401,635
Healthcare Realty Trust, Inc.REIT	10,354	388,068
Highwoods Properties, Inc.REIT	12,692	298,262
Home Properties of New York, Inc.REIT	7,348	286,425
Hospitality Properties TrustREIT	15,030	635,769
Host Marriott Corp.REIT*	64,128	792,622
HRPT Properties TrustREIT	42,084	421,261
IMPAC Mortgage Holdings, Inc.REIT	15,364	345,997
iStar Financial, Inc.REIT	26,052	1,042,080
Kilroy Realty Corp.REIT	6,680	227,788
Kimco Realty Corp.REIT	22,378	1,018,199
Koger Equity, Inc.REIT	6,346	146,720
Liberty Property TrustREIT	19,038	765,518
LNR Property Corp.	4,676	253,673
Macerich Co.REIT	14,028	671,520
Mack-Cali Realty Corp.REIT	14,362	594,300
Manufactured Home Communities, Inc.REIT	5,010	166,282
MeriStar Hospitality Corp.REIT*	19,038	130,220
Mills Corp.REIT	10,354	483,532
Nationwide Health Properties, Inc.REIT	15,698	296,692
New Plan Excel Realty Trust, Inc.REIT	23,714	553,959
Novastar Financial, Inc.REIT	6,012	228,216
Pan Pacific Retail PropertiesREIT	9,686	489,337
Pennsylvania REIT	8,684	297,427
Plum Creek Timber Company, Inc.	43,754	1,425,505
Post Properties, Inc.REIT	9,352	272,611
Prentiss Properties TrustREIT	9,352	313,479
Prologis TrustREIT	40,748	1,341,424
Public Storage, Inc.REIT	21,042	968,142
Rayonier, Inc.	11,690	519,621
Realty Income Corp.REIT	9,352	390,259
Reckson Associates Realty Corp.REIT	16,032	440,239
Redwood Trust, Inc.REIT	5,010	278,957
Regency Centers Corp.REIT	13,360	573,144
Rouse Co.REIT	22,712	1,078,820
Shurgard Storage Centers, Inc.—Class AREIT	11,022	412,223
Simon Property Group, Inc.REIT	43,754	2,249,830
SL Green Realty Corp.REIT	9,352	437,674
St. Joe Co.	9,686	384,534
Taubman Centers, Inc.REIT	11,022	252,294
Thornburg Mortgage Asset Corp.REIT	19,372	522,075
Trizec Properties, Inc.REIT	21,710	353,005
United Dominion Realty Trust, Inc.REIT	30,394	601,193
Ventas, Inc.REIT	20,040	467,934
Vornado Realty TrustREIT	25,718	1,468,755
Washington REIT	10,020	294,388
Weingarten Realty InvestorsREIT	19,038	595,509

TOTAL COMMON STOCKS (Cost $41,147,854)		48,917,172

TOTAL INVESTMENT SECURITIES (Cost $41,147,854)—100.0%		48,917,172
Net other assets (liabilities)—NM		22,801

NET ASSETS—100.0%		$48,939,973

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

82

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $41,147,854)	$48,917,172
Dividends receivable	330,903
Receivable for capital shares issued	2,679,996
Prepaid expenses	976

Total Assets	51,929,047

Liabilities:
Cash overdraft	49,403
Payable for investments purchased	2,344,081
Payable for capital shares redeemed	490,617
Advisory fees payable	30,047
Management services fees payable	6,009
Administration fees payable	1,290
Administrative services fees payable	19,570
Distribution fees payable	10,088
Other accrued expenses	37,969

Total Liabilities	2,989,074

Net Assets	$48,939,973

Net Assets consist of:
Capital	$54,113,254
Accumulated net realized gains (losses) on investments	(12,942,599)
Net unrealized appreciation (depreciation) on investments	7,769,318

Net Assets	$48,939,973

Shares of Beneficial Interest Outstanding	1,174,206

Net Asset Value (offering and redemption price per share)	$41.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,041,838
Interest	166

Total Investment Income	1,042,004

Expenses:
Advisory fees	208,022
Management services fees	41,605
Administration fees	8,551
Transfer agency and administrative service fees	148,020
Distribution fees	69,341
Custody fees	20,997
Fund accounting fees	18,145
Other fees	21,568

Total Expenses	536,249

Net Investment Income (Loss)	505,755

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,749,322)
Change in net unrealized appreciation/depreciation on investments	1,485,060

Net Realized and Unrealized Gains (Losses) on Investments	(4,264,262)

Change in Net Assets Resulting from Operations	$(3,758,507)

See accompanying notes to the financial statements.

83

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$505,755	$743,288
Net realized gains (losses) on investments	(5,749,322)	773,332
Change in net unrealized appreciation/depreciation on investments	1,485,060	4,659,864

Change in net assets resulting from operations	(3,758,507)	6,176,484

Distributions to Shareholders From:
Net investment income	(1,117,260)	(460,558)

Change in net assets resulting from distributions	(1,117,260)	(460,558)

Capital Transactions:
Proceeds from shares issued	417,236,861	283,092,753
Dividends reinvested	1,117,260	460,558
Cost of shares redeemed	(404,151,750)	(270,576,155)

Change in net assets resulting from capital transactions	14,202,371	12,977,156

Change in net assets	9,326,604	18,693,082
Net Assets:
Beginning of period	39,613,369	20,920,287

End of period	$48,939,973	$39,613,369

Accumulated net investment income (loss)	$—	$611,505

Share Transactions:
Issued	9,835,806	7,969,841
Reinvested	25,613	13,038
Redeemed	(9,655,881)	(7,685,490)

Change in shares	205,538	297,389

See accompanying notes to the financial statements.

84

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period.	$40.89		$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss)	0.38	(b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	1.08	(c)	9.14	(1.34)	1.19

Total income (loss) from investment activities	1.46		10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.67)		(0.50)	(1.37)	—
Return of capital	—		—	(0.23)	—

Total distributions	(0.67)		(0.50)	(1.60)	—

Net Asset Value, End of Period	$41.68		$40.89	$31.16	$32.72

Total Return	3.54	%(d)	33.15%	0.02%	9.07	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.93%		2.02%	2.13%	1.99%
Net expenses(e)	1.93%		1.98%	1.98%	1.99%
Net investment income (loss)(e)	1.82%		3.08%	4.09%	5.01%
Supplemental Data:
Net assets, end of period (000’s)	$48,940		$39,613	$20,920	$39,414
Portfolio turnover rate(f)	627	%(d)	1,113%	1,163%	753	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amounts shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.8%)
3Com Corp.*	7,068	$44,175
ADC Telecommunications, Inc.*	12,958	36,801
Adobe Systems, Inc.	2,945	136,943
Advanced Micro Devices, Inc.*	5,890	93,651
Affiliated Computer Services, Inc.—Class A*	1,178	62,363
Agere Systems, Inc.*	21,204	48,769
Altera Corp.*	4,123	91,613
Amdocs, Ltd.*	2,356	55,201
American Tower Corp.*	2,945	44,764
Analog Devices, Inc.	4,712	221,840
Andrew Corp.*	3,534	70,715
Apple Computer, Inc.*	5,301	172,495
Applied Materials, Inc.*	20,615	404,465
Atmel Corp.*	11,780	69,738
Autodesk, Inc.	1,767	75,645
Avaya, Inc.*	6,479	102,303
BEA Systems, Inc.*	4,712	38,733
BMC Software, Inc.*	4,123	76,276
Broadcom Corp.—Class A*	2,945	137,738
Cadence Design Systems, Inc.*	4,123	60,319
Check Point Software Technologies, Ltd.*	4,123	111,280
CIENA Corp.*	7,068	26,293
Cisco Systems, Inc.*	83,049	1,968,262
Citrix Systems, Inc.*	2,356	47,968
Cognizant Technology Solutions Corp.*	2,356	59,866
Computer Associates International, Inc.	6,479	181,801
Computer Sciences Corp.*	2,356	109,389
Compuware Corp.*	6,479	42,761
Comverse Technology, Inc.*	2,945	58,723
Conexant Systems, Inc.*	10,602	45,907
Corning, Inc.*	21,204	276,924
Crown Castle International Corp.*	4,123	60,814
Cypress Semiconductor Corp.*	2,945	41,790
Dell, Inc.*	27,683	991,605
Electronic Data Systems Corp.	4,712	90,235
EMC Corp.*	31,806	362,588
Fairchild Semiconductor International, Inc.*	4,123	67,494
Harris Corp.	1,767	89,675
Hewlett-Packard Co.	32,395	683,535
Intel Corp.	79,515	2,194,613
International Business Machines Corp.	20,026	1,765,291
International Rectifier Corp.*	1,767	73,189
Intersil Corp. —Class A	2,356	51,031
Intuit, Inc.*	2,356	90,894
JDS Uniphase Corp.*	23,560	89,292
Juniper Networks, Inc.*	6,479	159,189
KLA-Tencor Corp.*	2,356	116,339
Lam Research Corp.*	1,767	47,356
Level 3 Communications, Inc.*	11,191	39,728
Lexmark International Group, Inc.*	1,767	170,569
Linear Technology Corp.	3,534	139,487
LSI Logic Corp.*	8,246	62,835
Lucent Technologies, Inc.*	55,366	209,283
Marvell Technology Group, Ltd.*	3,534	94,358
Maxim Integrated Products, Inc.	4,123	216,128
Maxtor Corp.*	5,890	39,051
Mercury Interactive Corp.*	1,767	88,050
Microchip Technology, Inc.	2,945	92,885
Micron Technology, Inc.*	8,835	135,264
Microsoft Corp.	121,334	3,465,298
Motorola, Inc.	30,039	548,212
National Semiconductor Corp.*	4,712	103,617
NCR Corp.*	1,178	58,417
Network Appliance, Inc.*	4,712	101,449
Network Associates, Inc.*	2,356	42,714
Novell, Inc.*	4,712	39,534
Novellus Systems, Inc.*	2,356	74,073
NVIDIA Corp.*	2,356	48,298
Oracle Corp.*	47,120	562,142
PeopleSoft, Inc.*	3,534	65,379
Pitney Bowes, Inc.	1,767	78,190
PMC-Sierra, Inc.*	4,123	59,165
QLogic Corp.*	1,767	46,985
Qualcomm, Inc.	10,013	730,750
Rambus, Inc.*	1,178	20,933
Red Hat, Inc.*	2,356	54,117
Sandisk Corp.*	2,356	51,102
Scientific-Atlanta, Inc.	2,945	101,603
Seagate Technology Common	1,767	25,498
Siebel Systems, Inc.*	7,657	81,777
Storage Technology Corp.*	1,767	51,243
Sun Microsystems, Inc.*	45,353	196,832
SunGard Data Systems, Inc.*	4,123	107,198
Symantec Corp.*	4,712	206,291
Synopsys, Inc.*	2,356	66,981
Tellabs, Inc.*	7,068	61,774
Teradyne, Inc.*	2,945	66,852
Texas Instruments, Inc.	21,204	512,712
Unisys Corp.*	2,356	32,701
UTStarcom, Inc.*	1,178	35,635
VeriSign, Inc.*	5,301	105,490
Veritas Software Corp.*	5,890	163,153
WebMD Corp.*	5,890	54,895
Western Digital Corp.*	4,712	40,806
Xerox Corp.*	11,191	162,269
Xilinx, Inc.	4,123	137,337
Yahoo!, Inc.*	15,314	556,358
Zebra Technologies Corp.*	1,178	102,486

TOTAL COMMON STOCKS (Cost $15,522,666)		22,256,555

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$58,000	58,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $15,580,666)—101.1%		22,314,555
Net other assets (liabilities)—(1.1)%		(241,203)

NET ASSETS—100.0%		$22,073,352

*	Non-income producing security

See accompanying notes to the financial statements.

86

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $15,580,666)	$22,314,555
Cash	231
Dividends and interest receivable	5,256
Receivable for investments sold	1,564
Receivable for capital shares issued	267
Prepaid expenses	278

Total Assets	22,322,151

Liabilities:
Payable for capital shares redeemed	195,810
Advisory fees payable	15,504
Management services fees payable	3,101
Administration fees payable	667
Administrative services fees payable	7,580
Distribution fees payable	7,317
Other accrued expenses	18,820

Total Liabilities	248,799

Net Assets	$22,073,352

Net Assets consist of:
Capital	$28,037,967
Accumulated net investment income (loss)	(208,570)
Accumulated net realized gains (losses) on investments	(12,489,934)
Net unrealized appreciation (depreciation) on investments	6,733,889

Net Assets	$22,073,352

Shares of Beneficial Interest Outstanding	1,448,380

Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Dividends	$34,704
Interest	175

Total Investment Income	34,879

Expenses:
Advisory fees	99,822
Management services fees	19,965
Administration fees	3,891
Transfer agency and administrative service fees	54,266
Distribution fees	33,274
Custody fees	14,360
Fund accounting fees	8,257
Other fees	9,614

Total Expenses	243,449

Net Investment Income (Loss)	(208,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,369
Change in net unrealized appreciation/depreciation on investments	(665,383)

Net Realized and Unrealized Gains (Losses) on Investments	(190,014)

Change in Net Assets Resulting from Operations	$(398,584)

See accompanying notes to the financial statements.

87

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,570)	$(305,285)
Net realized gains (losses) on investments	475,369	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(665,383)	6,652,164

Change in net assets resulting from operations	(398,584)	4,937,076

Capital Transactions:
Proceeds from shares issued	55,139,930	143,341,240
Cost of shares redeemed	(63,298,804)	(132,918,727)

Change in net assets resulting from capital transactions	(8,158,874)	10,422,513

Change in net assets	(8,557,458)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$22,073,352	$30,630,810

Accumulated net investment income (loss)	$(208,570)	$—

Share Transactions:
Issued	3,622,481	10,994,361
Redeemed	(4,142,630)	(10,458,167)

Change in shares	(520,149)	536,194

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.20)		5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.32)		4.90		(7.31)		(12.03)

Net Asset Value, End of Period	$15.24		$15.56		$10.66		$17.97

Total Return	(2.06	)%(c)	45.97%		(40.68)%		(40.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.93%		2.27%		2.10%
Net expenses(d)	1.83%		1.93%		1.98%		2.10%
Net investment income (loss)(d)	(1.57)%		(1.47)%		(1.77)%		(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$22,073		$30,631		$15,271		$15,410
Portfolio turnover rate(e)	216	%(c)	702%		1, 208%		2,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

89

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.5%)
Alltel Corp.	8,062	$408,098
AT&T Corp.	20,850	305,036
AT&T Wireless Services, Inc.*	31,692	453,829
BellSouth Corp.	16,372	429,274
CenturyTel, Inc.	3,336	100,213
Cincinnati Bell, Inc.*	6,394	28,389
Citizens Communications Co.*	7,506	90,823
IDT Corp.*	278	5,012
IDT Corp.—Class B*	1,112	20,505
Level 3 Communications, Inc.*	16,402	58,227
Nextel Communications, Inc.—Class A*	17,256	460,045
Nextel Partners, Inc.—Class A*	1,112	17,703
NII Holdings, Inc.—Class B*	1,668	56,195
Qwest Communications International, Inc.*	38,642	138,725
SBC Communications, Inc.	87,570	2,123,573
Sprint Corp. (FON Group)	25,536	449,434
Telephone & Data Systems, Inc.	1,390	98,968
US Cellular Corp.*	278	10,717
Verizon Communications, Inc.	61,914	2,240,667
Western Wireless Corp.—Class A*	1,946	56,259
Wireless Facilities, Inc.*	1,390	13,664

TOTAL COMMON STOCKS (Cost $6,388,611)		7,565,356

TOTAL INVESTMENT SECURITIES (Cost $6,388,611)—79.5%		7,565,356
Net other assets (liabilities)—20.5%		1,947,581

NET ASSETS —100.0%		$9,512,937

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 07/24/04 (Underlying notional amount at value $2,003,359)	20,034	$(1,926)

*	Non-income producing security

See accompanying notes to the financial statements.

90

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $6,388,611)	$7,565,356
Dividends and interest receivable	8,421
Receivable for investments sold	2,035,370
Prepaid expenses	161

Total Assets	9,609,308

Liabilities:
Cash overdraft	3,693
Payable for capital shares redeemed	67,944
Unrealized depreciation on swap agreements	1,926
Advisory fees payable	5,743
Management services fees payable	1,149
Administration fees payable	249
Administrative services fees payable	3,829
Distribution fees payable	1,915
Other accrued expenses	9,923

Total Liabilities	96,371

Net Assets	$9,512,937

Net Assets consist of:
Capital	$12,807,751
Accumulated net investment income (loss)	270,011
Accumulated net realized gains (losses) on investments	(4,739,644)
Net unrealized appreciation (depreciation) on investments	1,174,819

Net Assets	$9,512,937

Shares of Beneficial Interest Outstanding	679,099

Net Asset Value (offering and redemption price per share)	$14.01

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$231,611
Interest	288

Total Investment Income	231,899

Expenses:
Advisory fees	48,291
Management services fees	9,658
Administration fees	1,787
Transfer agency and administrative service fees	35,734
Distribution fees	16,097
Custody fees	6,333
Fund accounting fees	4,437
Other fees	5,152

Total Expenses	127,489

Net Investment Income (Loss)	104,410

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(841,779)
Net realized gains (losses) on swap agreements	11,931
Change in net unrealized appreciation/depreciation on investments	203,368

Net Realized and Unrealized Gains (Losses) on Investments	(626,480)

Change in Net Assets Resulting from Operations	$(522,070)

See accompanying notes to the financial statements.

91

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$104,410	$165,601
Net realized gains (losses) on investments	(829,848)	(892,077)
Change in net unrealized appreciation/depreciation on investments	203,368	(157,393)

Change in net assets resulting from operations	(522,070)	(883,869)

Capital Transactions:
Proceeds from shares issued	52,782,569	84,049,515
Cost of shares redeemed	(50,236,010)	(92,472,931)

Change in net assets resulting from capital transactions	2,546,559	(8,423,416)

Change in net assets	2,024,489	(9,307,285)
Net Assets:
Beginning of period	7,488,448	16,795,733

End of period	$9,512,937	$7,488,448

Accumulated net investment income (loss)	$270,011	$165,601

Share Transactions:
Issued	3,669,362	6,502,112
Redeemed	(3,535,400)	(7,209,075)

Change in shares	133,962	(706,963)

See accompanying notes to the financial statements.

92

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74		$13.41	$21.57		$30.00

Investment Activities:
Net investment income (loss)	0.12	(b)	0.31 (b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments	0.15	(c)	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	0.27		0.33	(8.16)		(8.43)

Net Asset Value, End of Period	$14.01		$13.74	$13.41		$21.57

Total Return	1.97	%(d)	2.46%	(37.83)%		(28.10	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.06%	2.19%		2.17%
Net expenses(e)	1.98%		1.97%	1.98%		2.17%
Net investment income (loss)(e)	1.62%		2.40%	(0.72)%		(1.27)%
Supplemental Data:
Net assets, end of period (000’s)	$9,513		$7,488	$16,796		$4,150
Portfolio turnover rate(f)	584	%(d)	1,508%	1,290%		2,830	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

93

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (38.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$4,063,000	$4,063,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	4,063,000	4,063,000
Federal National Mortgage Association, 0.90%, 07/01/04	4,063,000	4,063,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,189,000)		12,189,000

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds, 5.375%, 02/15/31	5,220,000	5,275,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,156,972)		5,275,463

Repurchase Agreements (25.5%)
UBS Bank,1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $4,062,113 (Collateralized by $4,135,000 various U.S. Government Securities, 3.01%, 06/26/06, market value $4,143,980)	4,062,000	4,062,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $4,063,102 (Collateralized by $4,147,750 U.S. Treasury Notes, 1.625%, 04/30/05, market value $4,145,313)	4,063,000	4,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,125,000)		8,125,000

TOTAL INVESTMENT SECURITIES (Cost $25,470,972)—80.5%		25,589,463
Net other assets (liabilities)—19.5%		6,212,135

NET ASSETS—100.0%		$31,801,598

	Contracts	Unrealized Appreciation (Depreciation)
Futures Purchased
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at Value $2,132,500)	20	12,753

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond Expiring 07/24/04 (Underlying notional amount at value $32,691,698	32,348,000	467,042

See accompanying notes to the financial statements.

94

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $17,345,972)	$17,464,463
Repurchase agreements, at cost	8,125,000

Total Investments	25,589,463
Segregated cash balances with brokers for futures contracts	28,767
Segregated cash balances with custodian for swap agreements	80
Interest receivable	105,815
Receivable for capital shares issued	5,676,296
Variation margin on futures contracts	11,533
Unrealized appreciation on swap agreements	467,042
Prepaid expenses	905

Total Assets	31,879,901

Liabilities:
Cash overdraft	5,974
Dividends payable	9,069
Advisory fees payable	13,417
Management services fees payable	4,025
Administration fees payable	864
Administrative services fees payable	13,423
Distribution fees payable	6,716
Other accrued expenses	24,815

Total Liabilities	78,303

Net Assets	$31,801,598

Net Assets consist of:
Capital	$39,624,939
Accumulated net investment income (loss)	(13,367)
Accumulated net realized gains (losses) on investments	(8,408,260)
Net unrealized appreciation (depreciation) on investments	598,286

Net Assets	$31,801,598

Shares of Beneficial Interest Outstanding	1,138,483

Net Asset Value (offering and redemption price per share)	$27.93

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$371,534

Expenses:
Advisory fees	103,087
Management services fees	30,927
Administration fees	6,135
Transfer agency and administrative service fees	114,088
Distribution fees	51,544
Custody fees	12,752
Fund accounting fees	13,184
Other fees	11,512

Total Expenses	343,229

Net Investment Income (Loss)	28,305

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(234,380)
Net realized gains (losses) on futures contracts	23,271
Net realized gains (losses) on swap agreements	(3,826,641)
Change in net unrealized appreciation/depreciation on investments	420,596

Net Realized and Unrealized Gains (Losses) on Investments	(3,617,154)

Change in Net Assets Resulting from Operations	$(3,588,849)

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations :
Net investment income (loss)	$28,305	$96,653
Net realized gains (losses) on investments	(4,037,750)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	420,596	(324,317)

Change in net assets resulting from operations	(3,588,849)	(4,546,970)

Distributions to Shareholders From:
Net investment income	(41,672)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	—	(2,138,536)

Change in net assets resulting from distributions	(41,672)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	240,165,509	404,039,693
Dividends reinvested	38,927	6,187,569
Cost of shares redeemed	(241,548,731)	(487,634,510)

Change in net assets resulting from capital transactions	(1,344,295)	(77,407,248)

Change in net assets	(4,974,816)	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$31,801,598	$36,776,414

Accumulated net investment income (loss)	$(13,367)	$—

Share Transactions:
Issued	8,300,362	12,192,198
Reinvested	1,363	205,259
Redeemed	(8,446,533)	(14,776,028)

Change in shares	(144,808)	(2,378,571)

See accompanying notes to the financial statements.

96

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.90)	4.89

Total income (loss) from investment activities	(0.69)		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.04)		(0.06)	(0.89)
Net realized gains on investments	—		(3.23)	—
Return of capital	—		(1.33)	—

Total distributions	(0.04)		(4.62)	(0.89)

Net Asset Value, End of Period	$27.93		$28.66	$34.12

Total Return	(2.43	)%(c)	(2.55)%	16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.74%	1.71%
Net expenses(d)	1.67%		1.73%	1.71%
Net investment income (loss)(d)	0.14%		0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$31,802		$36,776	$124,928
Portfolio turnover rate(e)	366	%(c)	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

97

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

98

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

100

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

101

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (73.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,506,000	$6,506,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	6,506,000	6,506,000
Federal National Mortgage Association, 0.90%, 07/01/04	6,506,000	6,506,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,518,000)		19,518,000

Repurchase Agreements (48.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,181 (Collateralized by $6,622,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $6,636,381)	6,506,000	6,506,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,163 (Collateralized by $6,645,000 U.S. Treasury Notes, 1.63%, 04/30/05, market value $6,641,095)	6,506,000	6,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,012,000)		13,012,000

TOTAL INVESTMENT SECURITIES (Cost $32,530,000)—121.6%		32,530,000
Net other assets (liabilities)—(21.6)%		(5,781,605)

NET ASSETS—100.0%		$26,748,395

See accompanying notes to the financial statements.

102

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $19,518,000)	$19,518,000
Repurchase agreements, at cost	13,012,000

Total Investments	32,530,000
Cash	946
Interest receivable	343
Receivable for capital shares issued	70,715
Prepaid expenses	746

Total Assets	32,602,750

Liabilities:
Payable for capital shares redeemed	5,803,824
Advisory fees payable	14,807
Management services fees payable	2,961
Administration fees payable	1,114
Administrative services fees payable	413
Distribution fees payable	15,106
Other accrued expenses	16,130

Total Liabilities	5,854,355

Net Assets	$26,748,395

Net Assets consist of:
Capital	$26,748,396
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$26,748,395

Shares of Beneficial Interest Outstanding	26,748,395

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$177,218
Expenses:
Advisory fees	143,119
Management services fees	28,624
Administration fees	4,520
Transfer agency and administrative service fees	9,212
Distribution fees	44,535
Custody fees	11,673
Fund accounting fees	9,573
Other fees	8,555

Total Gross Expenses before reductions	259,811
Less Expenses reduced by the Advisor	(75,219)
Less Expenses reduced by a Third Party	(16,309)

Total Net Expenses	168,283

Net Investment Income (Loss)	8,935

Change in Net Assets Resulting from Operations	$8,935

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,935	$83,805

Distributions to Shareholders From:
Net investment income	(8,935)	(83,805)

Change in net assets resulting from distributions	(8,935)	(83,805)

Capital Transactions:
Proceeds from shares issued	832,087,190	1,322,225,583
Dividends reinvested	8,935	83,805
Cost of shares redeemed	(851,133,241)	(1,345,702,885)

Change in net assets resulting from capital transactions	(19,037,116)	(23,393,497)

Change in net assets	(19,037,116)	(23,393,497)
Net Assets:
Beginning of period	45,785,511	69,179,008

End of period	$26,748,395	$45,785,511

Share Transactions:
Issued	832,087,190	1,322,225,583
Reinvested	8,935	83,805
Redeemed	(851,133,241)	(1,345,703,126)

Change in shares	(19,037,116)	(23,393,738)

See accompanying notes to the financial statements.

104

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	—	(b)	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	—	(b)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	0.02	%(c)	0.12%	0.21%	0.08	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.36%		1.43%	1.51%	1.60%
Net expenses(d)	0.88%		0.93%	1.32%	1.60%
Net investment income (loss)(d)	0.05%		0.12%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000’s)	$26,748		$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than a year.

See accompanying notes to the financial statements.

105

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Basic Materials, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period.

106

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

107

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Swap Agreements

The non-money market ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Real Estate, the ProFund VP U.S. Government Plus and the ProFund VP Money Market) intends to declare and distribute net investment income a least annually. ProFund VP Real Estate

108

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

109

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007
ProFund VP UltraBull	$78,953	$86,758	$—
ProFund VP UltraMid-Cap	25,730	23,577	—
ProFund VP UltraSmall-Cap	71,489	13,141	—
ProFund VP UltraOTC	57,524	15,761	—
ProFund VP Bear	39,311	—	—
ProFund VP Short Small-Cap	—	6,500	—
ProFund VP Short OTC	—	2,551	—
ProFund VP Basic Materials	6,747	5,479	—
ProFund VP Consumer Cyclical	10,219	14,852	4,405
ProFund VP Consumer Non-Cyclical	8,221	13,147	720
ProFund VP Energy	34,061	16,395	—
ProFund VP Financial	37,969	14,901	—
ProFund VP Healthcare	35,804	12,012	—
ProFund VP Industrial	5,769	9,619	1,519
ProFund VP Pharmaceuticals	5,743	5,650	—
ProFund VP Precious Metals	—	742	—
ProFund VP Real Estate	52,569	10,737	—
ProFund VP Technology	34,449	—	—
ProFund VP Telecommunications	14,827	6,096	—
ProFund VP U.S. Government Plus	—	5,184	—
ProFund VP Rising Rates Opportunity	7,932	—	—
ProFund VP Money Market	—	7,448	75,219

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$303,767,110	$261,232,484
ProFund VP UltraMid-Cap	145,613,119	114,030,669
ProFund VP UltraSmall-Cap	136,743,458	139,428,893
ProFund VP UltraOTC	281,267,562	245,107,546
ProFund VP Basic Materials	100,775,948	122,504,311
ProFund VP Consumer Cyclical	46,747,769	28,858,383
ProFund VP Consumer Non-Cyclical	185,116,071	159,548,888
ProFund VP Energy	213,932,200	177,262,118
ProFund VP Financial	94,465,586	92,874,909
ProFund VP Healthcare	157,733,769	138,585,661
ProFund VP Industrial	77,559,451	52,817,597
ProFund VP Pharmaceuticals	70,297,441	69,734,154
ProFund VP Real Estate	400,083,932	385,872,321
ProFund VP Technology	55,611,572	63,959,612
ProFund VP Telecommunications	56,856,641	54,497,134

ProFund VP U.S. Government Plus*	33,424,658	34,210,975

*	ProFund VP U.S. Government Plus represents U.S. government securities.

110

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

5.	Concentration Risk

Each Sector ProFund VP may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total
ProFund VP Bear	$—	$24,085,413	$24,085,413
ProFund VP Short Small-Cap	678,535	774,872	1,453,407
ProFund VP Short OTC	—	15,295,243	15,295,243
ProFund VP Healthcare	—	1,381,236	1,381,236
ProFund VP Pharmaceuticals	—	707,889	707,889
ProFund VP U.S. Government Plus	—	1,671,792	1,671,792
ProFund VP Rising Rates Opportunity	—	1,935,661	1,935,661

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP UltraBull	$—	$8,540,781	$4,956,130	$1,935,011	$15,431,922
ProFund VP UltraMid-Cap	—	—	2,140,603	309,480	2,450,083
ProFund VP UltraSmall-Cap	7,664,872	1,543,341	1,543,341	567,511	11,319,065
ProFund VP UltraOTC	10,256,665	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,611,372	—	4,317,522	5,928,894
ProFund VP Short OTC	—	—	2,768,700	4,652,572	7,421,272
ProFund VP Basic Materials	—	—	878,920	125,560	1,004,480
ProFund VP Consumer Cyclical	—	—	1,163,216	40,662	1,203,878
ProFund VP Consumer Non-Cyclical	—	—	1,055,432	150,776	1,206,208
ProFund VP Energy	—	1,407,170	2,141,711	506,983	4,055,864
ProFund VP Financial	—	58,139	3,181,447	900,139	4,139,725
ProFund VP Healthcare	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Industrial	—	—	270,507	44,059	314,566
ProFund VP Pharmaceuticals	—	—	—	781,716	781,716
ProFund VP Precious Metals	—	—	5,473,596	794,536	6,268,132
ProFund VP Real Estate	—	1,884,982	2,428,236	616,174	4,929,392
ProFund VP Technology	—	1,358,736	2,609,011	186,109	4,153,856
ProFund VP Telecommunications	—	2,176,462	494,206	381,524	3,052,192
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617
ProFund VP Money Market	—	—	1	—	1

111

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP UltraBull	$115,080,700	$(1,114,159)	$(260,324)	$(1,374,483)
ProFund VP UltraMid-Cap	76,924,624	2,034,451	(300,212)	1,734,239
ProFund VP UltraSmall-Cap	97,227,874	(33,577)	(425,792)	(459,369)
ProFund VP UltraOTC	151,354,218	(43,876,872)	(148,965)	(44,025,837)
ProFund VP Bear	47,152,120	319	(5,179)	(4,860)
ProFund VP Short Small-Cap	121,255	(187)	—	(187)
ProFund VP Short OTC	27,151,900	615,568	(616,928)	(1,360)
ProFund VP Basic Materials	27,296,421	238,518	(18,379)	220,139
ProFund VP Consumer Cyclical	5,059,129	244,321	(47,328)	196,993
ProFund VP Consumer Non-Cyclical	28,342,419	461,944	(102,206)	359,738
ProFund VP Energy	78,100,994	1,219,623	(47,460)	1,172,163
ProFund VP Financial	23,626,426	1,749,924	(39,899)	1,710,025
ProFund VP Healthcare	44,352,582	942,802	(372,211)	570,591
ProFund VP Industrial	36,523,943	1,816,984	(74,268)	1,742,716
ProFund VP Pharmaceuticals	9,227,142	(487,487)	(83,702)	(571,189)
ProFund VP Precious Metals	43,985,000	—	—	—
ProFund VP Real Estate	47,171,154	1,752,082	(6,064)	1,746,018
ProFund VP Technology	22,526,426	(181,963)	(29,908)	(211,871)
ProFund VP Telecommunications	8,587,462	(996,235)	(25,871)	(1,022,106)
ProFund VP U.S. Government Plus	25,646,508	(57,045)	—	(57,045)
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)
ProFund VP Money Market	32,530,000	—	—	—

112

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

ULTRA PROFUNDS VP UltraBull
> Semiannual Report
June 30, 2004

> Table of Contents
i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP UltraBull

10	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—Class AREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation ( Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.5%
Agriculture		1.0%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.6%
Auto Parts & Equipment		0.2%
Banks		5.8%
Beverages		2.4%
Biotechnology		0.9%
Building Materials		0.2%
Chemicals		1.3%
Commercial Services		0.8%
Computers		3.6%
Cosmetics/Personal Care		2.3%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.1%
Electric		2.2%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.6%
Forest Products & Paper		0.6%
Gas		0.1%
Hand/Machine Tools		0.1%
Healtcare—Products		3.2%
Healtcare—Services		1.1%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.3%
Housewares		0.1%
Insurance		4.4%
Internet		1.0%
Iron/Steel		0.1%
Leisure Time		0.5%
Lodging		0.3%
Machinery—Diversified		0.3%
Machinery—Constuction & Mining		0.2%
Media		3.0%
Mining		0.5%
Miscellaneous Manufacturing		5.0%
Office/Business Equipment		0.2%
Oil & Gas		5.0%
Oil & Gas Services		0.6%
Packaging & Containers		0.1%
Pharmaceuticals		6.3%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.11)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP UltraBull (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the over-the-counter (“OTC”) markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a Profund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the Profund VP will be monitored by the Advisor.

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event

10

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into any offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

A ProFund VP may purchase and write call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Swap Agreements

A ProFund VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one

11

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

12

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Federal Income Tax

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays to the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management servicies fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitations in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFund VP are as follows:

	Expires 2005	Expires 2006
ProFund VP UltraBull	$78,953	$86,758

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$303,767,110	$261,232,484

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of

13

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP UltraBull	$8,540,781	$4,956,130	$1,935,011	$15,431,922

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP UltraBull	$115,080,700	$(1,114,159)	$(260,324)	$(1,374,483)

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

INVERSE PROFUNDS VP Bear
> Semiannual Report
June 30, 2004

> Table of Contents
i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bear

5	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

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PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)

Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)

UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06 - 06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)

S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements

Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

1

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

2

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

4

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Bear (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the over-the-counter (“OTC”) markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP’s will be monitored by the Advisor.

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

5

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

A ProFund VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Swap Agreements

A ProFund VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are twoparty contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by a ProFund VP

6

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Tax

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

7

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

3.	Fees and Transactions with Affiliates

The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitations in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFund VP are as follows:

Expires 2005
ProFund VP Bear	$39,311

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Expires 2011
ProFund VP Bear	$24,085,413

As of the latest tax year end of December 31, 2003, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2009	Expires 2011	Total
ProFund VP Bear	$1,611,372	$4,317,522	$5,928,894

8

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Bear	$47,152,120	$319	$(5,179)	$(4,860)

9

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

BOND BENCHMARKED PROFUNDS Rising Rates Opportunity
>	Semiannual Report

June 30, 2004

> Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Rising Rates Opportunity

5	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

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PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

1

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

2

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

3

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

4

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Rising Rates Opportunity (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the over-the-counter (“OTC”) markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP’s will be monitored by the Advisor.

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities

5

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

A ProFund VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

Swap Agreements

A ProFund VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned

6

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

7

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Federal Income Tax

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management servicies fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitations in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFund VP are as follows:

Expires 2005
ProFund VP Rising Rates Opportunity	$7,932

5.	Concentration Risk

The ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Expires 2011
ProFund VP Rising Rates Opportunity	$1,935,661

8

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

As of the latest tax year end of December 31, 2003, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total
ProFund VP Rising Rates Opportunity	$2,463,746	$26,871	$2,490,617

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Rising Rates Opportunity	$246,913,561	$(2,937)	$—	$(2,937)

9

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

CLASSIC PROFUNDS VP
Bull
Small-Cap
OTC
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan
ULTRA PROFUNDS VP
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC
INVERSE PROFUNDS VP
Bear
Short Small-Cap
Short OTC
SECTOR PROFUNDS VP
Banks
Basic Materials
Biotechnology
Consumer Cyclical
Consumer Non-Cyclical
Energy
Financial
Healthcare
Industrial
Internet
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities
BOND BENCHMARKED PROFUNDS VP
U.S. Government Plus
Rising Rates Opportunity
MONEY MARKET PROFUND VP
Money Market

> Semiannual Report June 30, 2004

> Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull
9	ProFund VP Small-Cap
20	ProFund VP OTC
25	ProFund VP Mid-Cap Value
31	ProFund VP Mid-Cap Growth
37	ProFund VP Small-Cap Value
44	ProFund VP Small-Cap Growth
50	ProFund VP Asia 30
54	ProFund VP Europe 30
58	ProFund VP Japan
62	ProFund VP UltraBull
71	ProFund VP UltraMid-Cap
79	ProFund VP UltraSmall-Cap
90	ProFund VP UltraOTC
95	ProFund VP Bear
99	ProFund VP Short Small-Cap
103	ProFund VP Short OTC
107	ProFund VP Banks
112	ProFund VP Basic Materials
116	ProFund VP Biotechnology
120	ProFund VP Consumer Cyclical
124	ProFund VP Consumer Non-Cyclical
128	ProFund VP Energy
132	ProFund VP Financial
136	ProFund VP Healthcare
140	ProFund VP Industrial
144	ProFund VP Internet
148	ProFund VP Pharmaceuticals
152	ProFund VP Precious Metals
156	ProFund VP Real Estate
160	ProFund VP Semiconductor
164	ProFund VP Technology
168	ProFund VP Telecommunications
172	ProFund VP Utilities
176	ProFund VP U.S. Government Plus
180	ProFund VP Rising Rates Opportunity
184	ProFund VP Money Market

188	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir Chairman

i

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PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.5%)
3M Co.	23,798	$2,142,059
Abbott Laboratories	47,433	1,933,369
ACE, Ltd.	8,639	365,257
ADC Telecommunications, Inc.*	24,613	69,901
Adobe Systems, Inc.	7,172	333,498
Advanced Micro Devices, Inc.*	10,758	171,052
AES Corp.*	19,397	192,612
Aetna, Inc.	4,564	387,940
Affiliated Computer Services, Inc.—Class A*	4,075	215,731
AFLAC, Inc.	15,485	631,943
Agilent Technologies, Inc.*	14,670	429,538
Air Products & Chemicals, Inc.	6,846	359,073
Alberto-Culver Co.—Class B	2,816	141,194
Albertson’s, Inc.	11,247	298,495
Alcoa, Inc.	26,406	872,190
Allegheny Energy, Inc.*	3,912	60,284
Allegheny Technologies, Inc.	2,445	44,132
Allergan, Inc.	3,912	350,202
Allied Waste Industries, Inc.*	9,617	126,752
Allstate Corp.	21,353	993,982
Alltel Corp.	9,291	470,310
Altera Corp.*	11,410	253,530
Altria Group, Inc.	62,266	3,116,413
Ambac Financial Group, Inc.	3,260	239,414
Amerada Hess Corp.	2,771	219,435
Ameren Corp.	5,542	238,084
American Electric Power, Inc.	12,062	385,984
American Express Co.	38,794	1,993,236
American Greetings Corp.—Class A*	1,755	40,681
American International Group, Inc.	79,218	5,646,660
American Power Conversion Corp.	6,031	118,509
American Standard Cos.*	6,520	262,821
AmerisourceBergen Corp.	3,423	204,627
Amgen, Inc.*	38,631	2,108,094
AmSouth Bancorp	10,758	274,006
Anadarko Petroleum Corp.	7,661	448,935
Analog Devices, Inc.	11,410	537,183
Andrew Corp.*	4,890	97,849
Anheuser-Busch Companies, Inc.	24,450	1,320,300
Anthem, Inc.*	4,238	379,555
AON Corp.	9,617	273,796
Apache Corp.	9,943	433,018
Apartment Investment & Management Co.—Class AREIT	2,934	91,335
Apollo Group, Inc.—Class A*	5,379	474,912
Apple Computer, Inc.*	11,573	376,585
Applera Corp.—Applied Biosystems Group	6,194	134,720
Applied Materials, Inc.*	51,182	1,004,191
Applied Micro Circuits Corp.*	9,454	50,295
Archer-Daniels-Midland Co.	19,723	330,952
Ashland, Inc.	2,119	111,904
AT&T Corp.	24,124	352,934
AT&T Wireless Services, Inc.*	82,804	1,185,753
Autodesk, Inc.	3,423	146,539
Automatic Data Processing, Inc.	17,930	750,908
AutoNation, Inc.*	8,150	139,365
AutoZone, Inc.*	2,445	195,845
Avaya, Inc.*	13,529	213,623
Avery Dennison Corp.	3,423	219,106
Avon Products, Inc.	14,344	661,832
Baker Hughes, Inc.	10,106	380,491
Ball Corp.	1,793	129,186
Bank of America Corp.	62,436	5,283,334
Bank of New York Company, Inc.	23,635	696,760
Bank One Corp.	34,067	1,737,417
Bard (C.R.), Inc.	3,097	175,445
Bausch & Lomb, Inc.	1,630	106,064
Baxter International, Inc.	18,582	641,265
BB&T Corp.	17,115	632,742
Bear Stearns Cos., Inc.	3,260	274,851
Becton, Dickinson & Co.	7,661	396,840
Bed Bath & Beyond, Inc.*	9,128	350,972
BellSouth Corp.	55,746	1,461,660
Bemis Company, Inc.	3,260	92,095
Best Buy Co., Inc.	9,780	496,237
Big Lots, Inc.*	3,423	49,497
Biogen Idec, Inc.*	10,292	650,969
Biomet, Inc.	7,661	340,455
BJ Services Co.*	4,890	224,158
Black & Decker Corp.	2,445	151,908
Block H & R, Inc.	5,379	256,471
BMC Software, Inc.*	6,846	126,651
Boeing Co.	25,591	1,307,444
Boise Cascade Corp.	2,608	98,165
Boston Scientific Corp.*	25,428	1,088,318
Bristol-Myers Squibb Co.	59,006	1,445,647
Broadcom Corp.—Class A*	9,617	449,787
Brown-Forman Corp.	3,854	186,033
Brunswick Corp.	2,934	119,707
Burlington Northern Santa Fe Corp.	11,247	394,432
Burlington Resources, Inc.	12,062	436,403
Calpine Corp.*	12,714	54,924
Campbell Soup Co.	12,551	337,371
Capital One Financial Corp.	7,335	501,567
Cardinal Health, Inc.	13,040	913,452
Caremark Rx, Inc.*	13,855	456,384
Carnival Corp.	19,234	903,998
Caterpillar, Inc.	10,432	828,718
Cendant Corp.	30,970	758,146
CenterPoint Energy, Inc.	9,291	106,847
Centex Corp.	3,749	171,517
CenturyTel, Inc.	4,238	127,310
Charter One Financial, Inc.	6,846	302,525
ChevronTexaco Corp.	32,437	3,052,645
Chiron Corp.*	5,705	254,671
Chubb Corp.	5,705	388,967
CIENA Corp.*	17,278	64,274
CIGNA Corp.	4,238	291,617
Cincinnati Financial Corp.	5,260	228,915
Cinergy Corp.	5,542	210,596
Cintas Corp.	5,216	248,647
Circuit City Stores, Inc.	6,031	78,101
Cisco Systems, Inc.*	205,380	4,867,505
Citigroup, Inc.	157,132	7,306,638
Citizens Communications Co.*	8,802	106,504
Citrix Systems, Inc.*	5,216	106,198
Clear Channel Communications, Inc.	18,582	686,605
Clorox Co.	6,520	350,646

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
CMS Energy Corp.*	4,890	$44,646
Coca-Cola Co.	74,002	3,735,620
Coca-Cola Enterprises, Inc.	14,344	415,833
Colgate-Palmolive Co.	16,137	943,208
Comcast Corp.—Special Class A*	68,134	1,909,796
Comerica, Inc.	5,216	286,254
Computer Associates International, Inc.	17,767	498,542
Computer Sciences Corp.*	5,705	264,883
Compuware Corp.*	11,736	77,458
Comverse Technology, Inc.*	5,868	117,008
ConAgra Foods, Inc.	15,974	432,576
ConocoPhillips	20,864	1,591,715
Consolidated Edison, Inc.	7,335	291,640
Constellation Energy Group, Inc.	5,053	191,509
Convergys Corp.*	4,401	67,775
Cooper Industries, Ltd.—Class A	2,771	164,625
Cooper Tire & Rubber Co.	2,282	52,486
Coors (Adolph) Co.—Class B	1,141	82,540
Corning, Inc.*	41,728	544,968
Costco Wholesale Corp.	14,018	575,719
Countrywide Credit Industries, Inc.	8,596	603,869
Crane Co.	1,793	56,282
CSX Corp.	6,520	213,660
Cummins, Inc.	1,304	81,500
CVS Corp.	12,062	506,845
Dana Corp.	4,564	89,454
Danaher Corp.	9,291	481,738
Darden Restaurants, Inc.	4,890	100,490
Deere & Co.	7,498	525,910
Dell, Inc.*	76,610	2,744,170
Delphi Automotive Systems Corp.	16,952	181,047
Delta Air Lines, Inc.*	3,749	26,693
Deluxe Corp.	1,467	63,815
Devon Energy Corp.	7,335	484,110
Dillard’s, Inc.—Class A	2,608	58,158
Dollar General Corp.	9,943	194,485
Dominion Resources, Inc.	9,943	627,204
Donnelley (R.R.) & Sons Co.	6,520	215,290
Dover Corp.	6,194	260,767
Dow Chemical Co.	28,362	1,154,333
Dow Jones & Company, Inc.	2,445	110,270
DTE Energy Co.	5,216	211,457
Du Pont (E.I.) de Nemours	30,318	1,346,725
Duke Energy Corp.	27,873	565,543
Dynegy, Inc.—Class A*	11,573	49,301
E*TRADE Group, Inc.*	11,084	123,587
Eagle Materials Class A	52	3,693
Eagle Materials Class B	175	12,119
Eastman Chemical Co.	2,282	105,497
Eastman Kodak Co.	8,639	233,080
Eaton Corp.	4,564	295,473
eBay, Inc.*	20,049	1,843,506
Ecolab, Inc.	7,824	248,021
Edison International	9,943	254,243
El Paso Corp.	19,397	152,848
Electronic Arts, Inc.*	9,128	497,932
Electronic Data Systems Corp.	14,670	280,931
Eli Lilly & Co.	34,230	2,393,019
EMC Corp.*	74,165	845,481
Emerson Electric Co.	12,877	818,334
Engelhard Corp.	3,749	121,130
Entergy Corp.	7,009	392,574
EOG Resources, Inc.	3,586	214,120
Equifax, Inc.	4,238	104,891
Equity Office Properties TrustREIT	12,225	332,520
Equity Residential Properties TrustREIT	8,476	251,991
Exelon Corp.	20,049	667,430
Express Scripts, Inc.—Class A*	2,445	193,717
Exxon Mobil Corp.	198,697	8,824,133
Family Dollar Stores, Inc.	5,216	158,671
Fannie Mae	29,503	2,105,334
Federated Department Stores, Inc.	5,542	272,112
Federated Investors, Inc.—Class B	3,260	98,908
FedEx Corp.	9,128	745,666
Fifth Third Bancorp	17,115	920,445
First Data Corp.	27,274	1,214,238
First Horizon National Corp.	3,749	170,467
FirstEnergy Corp.	9,943	371,968
Fiserv, Inc.*	5,868	228,207
Fluor Corp.	2,445	116,553
Ford Motor Co.	55,583	869,874
Forest Laboratories, Inc.*	11,247	636,918
Fortune Brands, Inc.	4,401	331,967
FPL Group, Inc.	5,542	354,411
Franklin Resources, Inc.	7,661	383,663
Freddie Mac	20,864	1,320,691
Freeport-McMoRan Copper & Gold, Inc.—Class B	5,379	178,314
Gannett Co., Inc.	8,313	705,358
Gap, Inc.	27,384	664,062
Gateway, Inc.*	11,247	50,612
General Dynamics Corp.	6,031	598,878
General Electric Co.	320,621	10,388,121
General Mills, Inc.	11,410	542,317
General Motors Corp.	17,115	797,388
Genuine Parts Co.	5,379	213,438
Genzyme Corp.—General Division*	6,846	324,021
Georgia Pacific Corp.	7,824	289,332
Gilead Sciences, Inc.*	6,357	425,919
Gillette Co.	30,481	1,292,394
Golden West Financial Corp.	4,564	485,381
Goodrich Corp.	3,586	115,935
Goodyear Tire & Rubber Co.*	5,379	48,895
Grainger (W.W.), Inc.	2,771	159,333
Great Lakes Chemical Corp.	1,467	39,697
Guidant Corp.	9,454	528,290
Halliburton Co.	13,366	404,455
Harley-Davidson, Inc.	8,965	555,292
Harrah’s Entertainment, Inc.	3,423	185,184
Hartford Financial Services Group, Inc.	8,802	605,049
Hasbro, Inc.	5,379	102,201
HCA, Inc.	14,833	616,905
Health Management Associates, Inc.—Class A	7,335	164,451
Heinz (H.J.) Co.	10,758	421,714
Hercules, Inc.*	3,260	39,739
Hershey Foods Corp.	7,824	362,016
Hewlett-Packard Co.	92,584	1,953,522
Hilton Hotels Corp.	11,573	215,952
Home Depot, Inc.	67,482	2,375,366

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Honeywell International, Inc.	26,080	$955,310
Hospira, Inc.*	4,795	132,328
Humana, Inc.*	4,890	82,641
Huntington Bancshares, Inc.	7,009	160,506
Illinois Tool Works, Inc.	9,454	906,544
IMS Health, Inc.	7,172	168,112
Ingersoll-Rand Co.—Class A	5,216	356,305
Intel Corp.	196,415	5,421,054
International Business Machines Corp.	51,182	4,511,694
International Flavors & Fragrances, Inc.	2,934	109,732
International Game Technology	10,595	408,967
International Paper Co.	14,670	655,748
Interpublic Group of Cos., Inc.*	12,714	174,563
Intuit, Inc.*	5,868	226,387
ITT Industries, Inc.	2,771	229,993
J.P. Morgan Chase & Co.	63,244	2,451,970
Jabil Circuit, Inc.*	6,031	151,861
Janus Capital Group, Inc.	7,335	120,954
JDS Uniphase Corp.*	43,684	165,562
Jefferson-Pilot Corp.	4,238	215,290
Johnson & Johnson	90,139	5,020,743
Johnson Controls, Inc.	5,705	304,534
Jones Apparel Group, Inc.	3,912	154,446
KB Home	1,467	100,680
Kellogg Co.	12,551	525,259
Kerr-McGee Corp.	3,097	166,526
KeyCorp	12,388	370,277
KeySpan Corp.	4,890	179,463
Kimberly-Clark Corp.	15,159	998,675
Kinder Morgan, Inc.	3,749	222,278
King Pharmaceuticals, Inc.*	7,335	83,986
KLA-Tencor Corp.*	6,031	297,811
Knight Ridder, Inc.	2,445	176,040
Kohls Corp.*	10,432	441,065
Kroger Co.*	22,494	409,391
Leggett & Platt, Inc.	5,868	156,735
Lexmark International Group, Inc.*	3,912	377,625
Limited, Inc.	14,344	268,233
Lincoln National Corp.	5,379	254,158
Linear Technology Corp.	9,454	373,149
Liz Claiborne, Inc.	3,423	123,160
Lockheed Martin Corp.	13,440	699,955
Loews Corp.	5,705	342,072
Louisiana-Pacific Corp.	3,260	77,099
Lowe’s Cos., Inc.	23,961	1,259,151
LSI Logic Corp.*	11,573	88,186
Lucent Technologies, Inc.*	130,237	492,296
M&T Bank Corp.	3,586	313,058
Manor Care, Inc.	2,771	90,556
Manulife Financial Corp.	8,996	364,338
Marathon Oil Corp.	10,432	394,747
Marriott International, Inc.—Class A	6,846	341,479
Marsh & McLennan Companies, Inc.	15,974	724,900
Marshall & Ilsley Corp.	6,683	261,238
Masco Corp.	13,366	416,752
Mattel, Inc.	12,877	235,005
Maxim Integrated Products, Inc.	9,780	512,668
May Department Stores Co.	8,802	241,967
Maytag Corp.	2,445	59,927
MBIA, Inc.	4,401	251,385
MBNA Corp.	38,794	1,000,497
McCormick & Co., Inc.	4,238	144,092
McDonald’s Corp.	38,305	995,930
McGraw-Hill Companies, Inc.	5,868	449,313
McKesson Corp.	8,965	307,768
MeadWestvaco Corp.	6,194	182,042
Medco Health Solutions, Inc.*	8,313	311,738
MedImmune, Inc.*	7,498	175,453
Medtronic, Inc.	36,838	1,794,747
Mellon Financial Corp.	12,877	377,682
Merck & Co., Inc.	67,482	3,205,395
Mercury Interactive Corp.*	2,771	138,079
Meredith Corp.	1,467	80,626
Merrill Lynch & Co., Inc.	1,936	104,505
MetLife, Inc.	22,983	823,941
MGIC Investment Corp.	2,934	222,573
Micron Technology, Inc.*	18,582	284,490
Microsoft Corp.	327,956	9,366,423
Millipore Corp.*	1,467	82,695
Molex, Inc.	5,705	183,016
Monsanto Co.	7,987	307,500
Monster Worldwide, Inc.*	3,586	92,232
Moody’s Corp.	4,564	295,108
Morgan Stanley Dean Witter & Co.	33,415	1,763,310
Motorola, Inc.	71,231	1,299,966
Mylan Laboratories, Inc.	8,150	165,038
Nabors Industries, Ltd.*	4,564	206,384
National City Corp.	18,908	661,969
National Semiconductor Corp.*	10,921	240,153
Navistar International Corp.*	2,119	82,132
NCR Corp.*	2,934	145,497
Network Appliance, Inc.*	10,595	228,110
New York Times Co.—Class A	4,564	204,056
Newell Rubbermaid, Inc.	8,313	195,356
Newmont Mining Corp.	13,529	524,384
Nextel Communications, Inc.—Class A*	33,741	899,535
NICOR, Inc.	1,304	44,297
Nike, Inc.—Class B	7,987	605,015
NiSource, Inc.	7,987	164,692
Noble Corp.*	4,075	154,402
Nordstrom, Inc.	4,238	180,581
Norfolk Southern Corp.	11,899	315,561
North Fork Bancorp, Inc.	5,216	198,469
Northern Trust Corp.	6,683	282,557
Northrop Grumman Corp.	10,758	577,705
Novell, Inc.*	11,736	98,465
Novellus Systems, Inc.*	4,564	143,492
Nucor Corp.	2,445	187,678
NVIDIA Corp.*	5,053	103,587
Occidental Petroleum Corp.	11,899	576,031
Office Depot, Inc.*	9,454	169,321
Omnicom Group	5,705	432,953
Oracle Corp.*	157,784	1,882,363
PACCAR, Inc.	5,379	311,928
Pactiv Corp.*	4,727	117,891
Pall Corp.	3,749	98,186
Parametric Technology Corp.*	8,150	40,750
Parker Hannifin Corp.	3,586	213,224
Paychex, Inc.	11,410	386,571
Penney (J.C.) Co.	8,639	326,209

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Peoples Energy Corp.	1,141	$48,093
PeopleSoft, Inc.*	11,084	205,054
PepsiCo, Inc.	51,834	2,792,816
PerkinElmer, Inc.	3,912	78,396
Pfizer, Inc.	231,786	7,945,624
PG&E Corp.*	12,714	355,229
Phelps Dodge Corp.	2,771	214,780
Pinnacle West Capital Corp.	2,771	111,921
Piper Jaffray*	303	13,705
Pitney Bowes, Inc.	7,009	310,148
Plum Creek Timber Company, Inc.	5,542	180,558
PMC-Sierra, Inc.*	5,379	77,189
PNC Financial Services Group	8,639	458,558
Power-One, Inc.*	2,608	28,636
PPG Industries, Inc.	5,216	325,948
PPL Corp.	5,379	246,896
Praxair, Inc.	9,943	396,825
Principal Financial Group, Inc.	9,617	334,479
Procter & Gamble Co.	78,240	4,259,386
Progress Energy, Inc.	7,498	330,287
Progressive Corp.	6,683	570,060
Prologis TrustREIT	5,542	182,443
Providian Financial Corp.*	8,802	129,125
Prudential Financial, Inc.	15,974	742,312
Public Service Enterprise Group, Inc.	7,172	287,095
Pulte Homes, Inc.	3,912	203,541
QLogic Corp.*	2,771	73,681
Qualcomm, Inc.	24,613	1,796,257
Quest Diagnostics, Inc.	3,097	263,090
Qwest Communications International, Inc.*	54,279	194,862
R.J. Reynolds Tobacco Holdings	2,608	176,275
RadioShack Corp.	4,890	140,001
Raytheon Co.	13,529	483,932
Reebok International, Ltd.	1,793	64,512
Regions Financial Corp.	6,683	244,264
Robert Half International, Inc.	5,216	155,280
Rockwell Collins, Inc.	5,379	179,228
Rockwell International Corp.	5,705	213,995
Rohm & Haas Co.	6,846	284,657
Rowan Companies, Inc.*	3,260	79,316
Ryder System, Inc.	1,956	78,377
Sabre Holdings Corp.	4,238	117,435
SAFECO Corp.	4,238	186,472
Safeway, Inc.*	13,529	342,825
Sanmina-SCI Corp.*	15,811	143,880
Sara Lee Corp.	23,961	550,863
SBC Communications, Inc.	100,571	2,438,847
Schering-Plough Corp.	44,662	825,354
Schlumberger, Ltd.	17,930	1,138,734
Schwab (Charles) Corp.	41,402	397,873
Scientific-Atlanta, Inc.	4,727	163,082
Sealed Air Corp.*	2,608	138,928
Sears, Roebuck & Co.	6,520	246,195
Sempra Energy	7,009	241,320
Sherwin-Williams Co.	4,401	182,862
Siebel Systems, Inc.*	15,322	163,639
Sigma-Aldrich Corp.	2,119	126,314
Simon Property Group, Inc.REIT	6,357	326,877
SLM Corp.	13,366	540,655
Snap-on, Inc.	1,793	60,155
Solectron Corp.*	29,177	188,775
Southern Co.	22,331	650,948
SouthTrust Corp.	9,943	385,888
Southwest Airlines Co.	23,961	401,826
Sovereign Bancorp, Inc.	9,128	201,729
Sprint Corp. (FON Group)	43,417	764,130
St. Jude Medical, Inc.*	5,379	406,921
St. Paul Companies, Inc.	20,212	819,394
Stanley Works	2,445	111,443
Staples, Inc.	15,159	444,310
Starbucks Corp.*	12,062	524,456
Starwood Hotels & Resorts Worldwide, Inc.	6,357	285,111
State Street Corp.	10,269	503,592
Stryker Corp.	12,225	672,375
Sun Microsystems, Inc.*	101,060	438,600
SunGard Data Systems, Inc.*	8,802	228,852
Sunoco, Inc.	2,282	145,181
SunTrust Banks, Inc.	8,639	561,449
SuperValu, Inc.	4,075	124,736
Symantec Corp.*	9,454	413,896
Symbol Technologies, Inc.	7,172	105,715
Synovus Financial Corp.	9,291	235,248
Sysco Corp.	19,397	695,771
T. Rowe Price Group, Inc.	3,912	197,165
Target Corp.	27,710	1,176,844
TECO Energy, Inc.	5,705	68,403
Tektronix, Inc.	2,608	88,724
Tellabs, Inc.*	12,551	109,696
Temple-Inland, Inc.	1,630	112,878
Tenet Healthcare Corp.*	14,181	190,167
Teradyne, Inc.*	5,868	133,204
Texas Instruments, Inc.	52,649	1,273,053
Textron, Inc.	4,238	251,525
The Pepsi Bottling Group, Inc.	7,824	238,945
Thermo Electron Corp.*	5,053	155,329
Thomas & Betts Corp.	1,793	48,823
Tiffany & Co.	4,401	162,177
Time Warner, Inc.*	138,550	2,435,710
TJX Companies, Inc.	14,996	362,003
Torchmark Corp.	3,423	184,157
Toys R Us, Inc.*	6,520	104,190
Transocean Sedco Forex, Inc.*	9,780	283,033
Tribune Co.	9,943	452,804
TXU Corp.	9,780	396,188
Tyco International, Ltd.	60,962	2,020,281
U.S. Bancorp	57,539	1,585,775
Union Pacific Corp.	7,824	465,137
Union Planters Corp.	5,705	170,066
Unisys Corp.*	10,106	140,271
United Parcel Service, Inc.—Class B	34,230	2,573,070
United States Steel Corp.	3,423	120,216
United Technologies Corp.	15,648	1,431,480
UnitedHealth Group, Inc.	18,745	1,166,877
Univision Communications, Inc.—Class A*	9,780	312,275
Unocal Corp.	7,987	303,506
UnumProvident Corp.	8,965	142,544
UST, Inc.	5,053	181,908
Valero Energy Corp.	3,912	288,549
Veritas Software Corp.*	13,040	361,208
Verizon Communications, Inc.	84,108	3,043,868
VF Corp.	3,260	158,762
Viacom, Inc.—Class B	52,649	1,880,622

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Visteon Corp.	3,912	$45,653
Vulcan Materials Co.	3,097	147,262
Wachovia Corp.	39,935	1,777,108
Wal-Mart Stores, Inc.	130,237	6,871,304
Walgreen Co.	31,133	1,127,326
Walt Disney Co.	62,266	1,587,160
Washington Mutual, Inc.	26,243	1,014,030
Waste Management, Inc.	17,604	539,563
Waters Corp.*	3,586	171,339
Watson Pharmaceuticals, Inc.*	3,260	87,694
Wellpoint Health Networks, Inc.*	4,727	529,471
Wells Fargo & Co.	51,345	2,938,474
Wendy’s International, Inc.	3,423	119,257
Weyerhaeuser Co.	7,335	462,985
Whirlpool Corp.	2,119	145,363
Williams Companies, Inc.	15,811	188,151
Winn-Dixie Stores, Inc.	4,238	30,514
Worthington Industries, Inc.	2,608	53,542
Wrigley (WM.) JR Co.	6,846	431,640
Wyeth	40,587	1,467,626
Xcel Energy, Inc.	12,062	201,556
Xerox Corp.*	24,287	352,162
Xilinx, Inc.	10,595	352,919
XL Capital, Ltd.—Class A	4,238	319,799
Yahoo!, Inc.*	40,913	1,486,369
YUM! Brands, Inc.*	8,802	327,610
Zimmer Holdings, Inc.*	7,335	646,947
Zions Bancorp	2,771	170,278

TOTAL COMMON STOCKS (Cost $285,401,215)		320,305,165

	Principal Amount
U.S. Government Agency Obligations (21.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$87,804,000	87,804,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,804,000)		87,804,000

TOTAL INVESTMENT SECURITIES (Cost $373,205,215)—97.5%		408,109,165
Net other assets (liabilities)—2.5%		10,324,901

NET ASSETS—100.0%		$418,434,066

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $98,964,400)	347	$585,364

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.1%
Aerospace/Defense		1.3%
Agriculture		0.9%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.5%
Auto Parts & Equipment		0.2%
Banks		5.3%
Beverages		2.1%
Biotechnology		0.8%
Building Materials		0.2%
Chemicals		1.2%
Commercial Services		0.7%
Computers		3.1%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		5.1%
Electric		1.9%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.4%
Forest & Paper Products		0.5%
Gas		0.1%
Hand/Machine Tools		0.1%
Healthcare—Products		2.8%
Healthcare—Services		0.9%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.2%
Housewares		0.1%
Insurance		3.9%
Internet		0.9%
Iron/Steel		0.1%
Leisure Time		0.4%
Lodging		0.2%
Machinery—Diversified		0.3%
Machinery—Construction & Mining		0.2%
Media		2.6%
Mining		0.4%
Miscellaneous Manufacturing		4.4%
Office/Business Equipment		0.2%
Oil & Gas		4.4%
Oil & Gas Services		0.5%
Packaging & Containers		0.1%
Pharmaceuticals		5.6%
Pipelines		0.1%
Real Estate Investment Trust		0.3%
Retail		5.2%
Savings & Loan		0.4%
Semiconductors		2.8%
Software		3.9%
Telecommunications		5.0%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.1%
Other**		23.5%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $373,205,215)	$408,109,165
Segregated cash balances with brokers for futures contracts	7,062,742
Dividends and interest receivable	311,724
Receivable for capital shares issued	4,153,636
Variation margin on futures contracts	359,428
Prepaid expenses	2,386

Total Assets	419,999,081

Liabilities:
Cash overdraft	324,427
Payable for investments purchased	627,648
Payable for capital shares redeemed	6
Advisory fees payable	212,426
Management services fees payable	42,486
Administration fees payable	9,109
Administrative services fees payable	151,440
Distribution fees payable	104,138
Other accrued expenses	93,335

Total Liabilities	1,565,015

Net Assets	$418,434,066

Net Assets consist of:
Capital	$404,279,043
Accumulated net investment income (loss)	(298,230)
Accumulated net realized gains (losses) on investments	(21,036,061)
Net unrealized appreciation (depreciation) on investments	35,489,314

Net Assets	$418,434,066

Shares of Beneficial Interest Outstanding	15,861,160

Net Asset Value (offering and redemption price per share)	$26.38

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,834,217
Interest	196,681

Total Investment Income	2,030,898

Expenses:
Advisory fees	983,367
Management services fees	196,675
Administration fees	52,620
Transfer agency and administrative service fees	599,217
Distribution fees	327,789
Custody fees	52,465
Fund accounting fees	62,108
Other fees	54,887

Total Expenses	2,329,128

Net Investment Income (Loss)	(298,230)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,266,944)
Net realized gains (losses) on futures contracts	1,280,321
Change in net unrealized appreciation/depreciation on investments	9,130,662

Net Realized and Unrealized Gains (Losses) on Investments	4,144,039

Change in Net Assets Resulting from Operations	$3,845,809

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(298,230)	$(265,939)
Net realized gains (losses) on investments	(4,986,623)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	9,130,662	23,852,721

Change in net assets resulting from operations	3,845,809	21,258,853

Capital Transactions:
Proceeds from shares issued	1,079,141,222	1,127,316,089
Cost of shares redeemed	(887,675,934)	(1,018,201,486)

Change in net assets resulting from capital transactions	191,465,288	109,114,603

Change in net assets	195,311,097	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$418,434,066	$223,122,969

Accumulated net investment income (loss)	$(298,230)	$—

Share Transactions:
Issued	41,306,263	50,115,935
Redeemed	(34,119,047)	(45,970,517)

Change in shares	7,187,216	4,145,418

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.72		$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	(0.03	)(b)	(0.05	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	0.69		5.29		(6.42)		(2.95)

Total income (loss) from investment activities	0.66		5.24		(6.46)		(3.06)

Net Asset Value, End of Period	$26.38		$25.72		$20.48		$26.94

Total Return	2.57	%(c)	25.59%		(23.98)%		(10.20	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.87%		1.91%		2.25%
Net expenses(d)	1.78%		1.87%		1.91%		2.25%
Net investment income (loss)(d)	(0.23)%		(0.24)%		(0.18)%		(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$418,434		$223,123		$92,750		$20,586
Portfolio turnover rate(e)	129	%(c)	392%		260%		325	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (71.0%)
21st Century Insurance Group	3,520	$45,549
99 Cents Only Stores*	8,000	122,000
A.C. Moore Arts & Crafts, Inc.*	2,240	61,622
AAR Corp.*	5,440	61,744
Aaron Rents, Inc.	3,840	127,258
Abaxis, Inc.*	2,880	54,662
Abgenix, Inc.*	13,440	157,517
ABM Industries, Inc.	6,080	118,378
Acadia Realty TrustREIT	4,160	57,158
Activision, Inc.*	171	2,719
Actuant Corp.*	3,520	137,245
Acuity Brands, Inc.	4,480	120,960
Adaptec, Inc.*	17,280	146,189
Advanced Digital Information Corp.*	10,560	102,432
Advisory Board Co.*	2,880	102,528
ADVO, Inc.	4,480	147,482
Aeropostale, Inc.*	151	4,063
Affiliated Managers Group, Inc.*	163	8,210
Affordable Residential CommunitiesREIT	4,160	69,056
Agile Software Corp.*	8,640	75,600
AirTran Holdings, Inc.*	7,360	104,070
AK Steel Holding Corp.*	17,920	94,438
Alabama National BanCorporation	1,920	106,502
Alamosa Holdings, Inc.*	10,560	77,616
Albany International Corp.—Class A	4,160	139,610
Albany Molecular Research, Inc.*	3,840	49,651
Albemarle Corp.	2,880	91,152
Alfa Corp.	5,440	76,160
Alkermes, Inc.*	12,480	169,728
Allegheny Technologies, Inc.	8,960	161,728
Alliance Gaming Corp.*	8,320	142,771
Alpharma, Inc.	3,520	72,090
Altiris, Inc.*	3,520	97,187
AMC Entertainment, Inc.*	5,120	78,694
AMCOL International Corp.	3,520	66,704
American Medical Security Group, Inc.*	1,920	52,320
American Medical Systems Holdings, Inc.*	4,160	140,192
American States Water Co.	2,560	59,494
American Woodmark Corp.	960	57,456
AMERIGROUP Corp.*	1,280	62,976
Amis Holding, Inc.*	5,120	86,630
Amli Residential Properties TrustREIT	4,160	122,054
AmSurg Corp.*	4,963	124,720
Anaren Microwave, Inc.*	3,520	57,517
Anchor BanCorp Wisconsin, Inc.	3,200	84,608
Anixter International, Inc.	4,160	141,565
ANSYS, Inc.*	2,560	120,320
Anteon International Corp.*	3,840	125,261
Anthracite Capital, Inc.REIT	7,360	88,173
Apogee Enterprises, Inc.	4,480	46,592
Apollo Investment Corp.*	10,240	141,005
Applera Corp.—Celera Genomics Group*	11,840	136,278
Applied Industrial Technologies, Inc.	2,880	86,746
Apria Healthcare Group, Inc.*	3,840	110,208
AptarGroup, Inc.	3,840	167,770
aQuantive, Inc.*	7,680	75,878
Aquilla, Inc.*	32,000	113,920
Arbitron, Inc.*	2,560	93,491
Arch Chemicals, Inc.	3,520	101,446
Arch Wireless Class A*	2,880	82,051
Arctic Cat, Inc.	2,240	61,667
Argonaut Group, Inc.*	3,840	70,771
Ariad Pharmaceuticals, Inc.*	8,640	64,714
Ariba, Inc.*	45,120	89,338
Arkansas Best Corp.	3,520	115,878
Armor Holdings, Inc.*	3,840	130,560
Artisan Components, Inc.*	3,840	99,072
Ascential Software Corp.*	9,600	153,504
Atherogenics, Inc.*	6,080	115,702
Avanex Corp.*	13,120	51,037
Aviall, Inc.*	3,840	72,998
Avista Corp.	5,120	94,310
Axcelis Technologies, Inc.*	15,680	195,060
Aztar Corp.*	2,560	71,680
Baldor Electric Co.	4,800	112,080
BancorpSouth, Inc.	9,920	223,498
Bandag, Inc.	1,600	71,248
Bankatlantic Bancorp, Inc.—Class A	3,840	70,848
Banner Corp.	1,600	46,496
Banta Corp.	2,240	99,478
BE Aerospace, Inc.*	6,080	46,086
Bel Fuse, Inc.—Class B	1,920	80,064
Belden, Inc.	4,160	89,149
Benchmark Electronics, Inc.*	6,080	176,928
Berry Petroleum Co.—Class A	2,880	84,701
Beverly Enterprises, Inc.*	17,600	151,360
BioMarin Pharmaceutical, Inc.*	10,560	63,360
Bioveris Corporation*	2,052	17,073
Black Box Corp.	2,560	120,986
Black Hills Corp.	2,880	90,720
Blue Coat Systems, Inc.*	1,600	53,584
Blyth, Inc.	3,200	110,368
Boca Resorts, Inc.—Class A*	3,520	69,766
Bone Care International, Inc.*	2,560	59,955
Boston Private Financial Holdings, Inc.	4,480	103,757
Bowne & Co., Inc.	5,760	91,296
Boyd Gaming Corp.	2,240	59,517
Brady Corp.—Class A	2,880	132,768
Brandywine Realty TrustREIT	3,840	104,410
Bright Horizons Family Solutions, Inc.*	2,240	120,086
Brocade Communications Systems, Inc.*	41,920	250,681
Brooks Automation, Inc.*	6,720	135,408
Brown Shoe Company, Inc.	2,880	117,878
Brush Wellman, Inc.*	2,880	54,432
Buckeye Technologies, Inc.*	4,800	55,200
Burlington Coat Factory Warehouse Corp.	2,880	55,584
C&D Technologies, Inc.	3,520	62,762
C-COR.net Corp.*	7,040	72,442
Cabot Microelectronics Corp.*	3,520	107,747
California Pizza Kitchen, Inc.*	3,200	61,312
California Water Service Group	2,560	70,528
Callaway Golf Co.	9,920	112,493
Calpine Corp.*	68,160	294,452
Cambrex Corp.	3,840	96,883
Capital City Bank Group, Inc.	1,600	63,344
Caraustar Industries, Inc.*	4,800	67,728
Carpenter Technology Corp.	3,200	108,960
Cascade Bancorp	2,880	53,222
Cascade Corp.	1,600	50,000
Casella Waste Systems, Inc.*	3,200	42,080
Casey’s General Stores, Inc.	8,320	152,256
Cash America International, Inc.	4,800	110,400

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Catalina Marketing Corp.*	7,680	$140,467
Cathay Bancorp, Inc.	3,520	234,784
Cato Corp.—Class A	3,200	71,840
CB Bancshares, Inc.	640	59,648
Cell Therapeutics, Inc.*	8,320	61,318
Centene Corp.*	3,200	123,360
Central Pacific Financial Corp.	2,560	70,400
Central Parking Corp.	2,880	53,827
Century Aluminum Co.*	2,880	71,395
CH Energy Group, Inc.	2,560	118,886
Champion Enterprises, Inc.*	10,240	94,003
Charles River Associates, Inc.*	1,600	49,520
Charming Shoppes, Inc.*	18,880	168,599
Charter Communications, Inc.—Class A*	44,160	173,107
Charter Municipal Mortgage Acceptance Co.	5,760	113,242
Chattem, Inc.*	2,880	83,146
Checkpoint Systems, Inc.*	5,440	97,539
Chemical Financial Corp.	3,840	141,658
Cheniere Energy, Inc.*	3,200	62,624
Chesapeake Corp.	3,200	85,376
Chippac, Inc.—Class A*	9,920	62,198
Chiquita Brands International, Inc.*	5,760	120,499
Chittenden Corp.	3,520	123,728
Chordiant Software, Inc.*	11,840	53,990
Christopher & Banks Corp.	5,440	96,342
Churchill Downs, Inc.	1,280	52,096
Ciber, Inc.*	8,320	68,390
Cimarex Energy Co.*	6,080	183,799
Cincinnati Bell, Inc.*	40,320	179,021
Circor International, Inc.	2,560	52,198
Citizens Banking Corp.	7,040	218,592
City Holding Co.	2,880	90,950
CKE Restaurants, Inc.*	8,640	115,171
Clarcor, Inc.	2,240	102,592
CLECO Corp.	7,360	132,333
CMGI, Inc.*	61,760	120,432
CMS Energy Corp.*	21,760	198,669
CNET Networks, Inc.*	18,240	201,917
Coeur d’Alene Mines Corp.*	35,200	143,616
Cognex Corp.	6,400	246,272
Coherent, Inc.*	4,800	143,280
Cohu, Inc.	3,520	67,021
Cole National Corp.*	2,240	52,304
Commerce Group, Inc.	3,520	173,782
Commercial Federal Corp.	4,480	121,408
Commercial Metals Co.	4,160	134,992
Commercial NET Lease RealtyREIT	7,680	132,096
Commscope, Inc.*	3,520	75,504
Community Bank System, Inc.	4,160	94,806
Community Banks, Inc.	1,600	46,992
Community Trust Bancorp, Inc.	1,920	58,560
Compass Minerals International, Inc.	2,560	49,613
CompuCredit Corp.*	3,200	55,360
Comstock Resources, Inc.*	3,840	74,726
Conceptus, Inc.*	4,160	46,800
Concur Technologies, Inc.*	4,160	44,512
Conexant Systems, Inc.*	14,340	62,092
CONMED Corp.*	4,800	131,520
Consolidated Graphics, Inc.*	1,920	84,576
Continental Airlines, Inc.—Class B*	8,960	101,875
Cooper Tire & Rubber Co.	7,680	176,640
Cornerstone Realty Income Trust, Inc.REIT	8,320	72,966
Corporate Office Properties TrustREIT	4,800	119,280
Correctional Properties TrustREIT	1,920	56,160
Corrections Corp. of America*	5,120	202,189
Corus Bankshares, Inc.	2,560	105,242
Corvis Corp.*	64,000	90,240
CoStar Group, Inc.*	2,560	117,581
Cousins Properties, Inc.REIT	3,840	126,528
Cray, Inc.*	14,080	93,210
Credence Systems Corp.*	13,440	185,472
Crompton Corp.	18,880	118,944
Cross Country Healthcare, Inc.*	3,840	69,696
Crown Holdings, Inc.*	17,600	175,472
CSK Auto Corp.*	6,720	115,181
CTI Molecular Imaginging, Inc.*	5,120	72,602
Cubic Corp.	2,560	53,581
Cubist Pharmaceuticals, Inc.*	6,720	74,592
Cuno, Inc.*	2,880	153,648
Curtiss-Wright Corp.	3,200	179,809
CV Therapeutics, Inc.*	5,120	85,811
CVB Financial Corp.	6,500	141,570
Datascope Corp.	1,920	76,205
Decode Genetics, Inc.*	8,000	68,000
Delphi Financial Group, Inc.—Class A	1,600	71,200
Delta Air Lines, Inc.*	17,600	125,312
Deltic Timber Corp.	1,600	61,440
Denbury Resources, Inc.*	4,480	93,856
Dendrite International, Inc.*	6,080	112,966
DHB Industries, Inc.*	3,200	48,576
Diagnostic Products Corp.	3,200	140,608
Dick’s Sporting Goods, Inc.*	4,800	160,080
Digital River, Inc.*	4,800	156,624
Digital Theater Systems, Inc.*	2,880	75,312
Digitas, Inc.*	8,960	98,829
Dime Community Bancshares, Inc.	5,120	89,498
Dionex Corp.*	3,200	176,544
Direct General Corp.	2,560	82,586
Discovery Laboratories, Inc.*	7,680	73,651
Ditech Communications Corp.*	4,800	112,032
DJ Orthopedics, Inc.*	2,880	66,240
Dobson Communications Corp.*	17,920	58,419
Dollar Thrifty Automotive Group, Inc.*	3,520	96,589
Downey Financial Corp.	2,240	119,280
Drew Industries, Inc.*	1,280	52,096
DRS Technologies, Inc.*	2,560	81,664
Duane Reade, Inc.*	4,160	67,933
Dyax Corp.*	4,160	48,880
Dycom Industries, Inc.*	5,120	143,359
Eagle Materials Class A	2,560	181,810
EarthLink, Inc.*	22,080	228,528
Eastgroup Properties, Inc.REIT	2,880	96,970
Eclipsys Corp.*	6,080	92,781
EDO Corp.	2,560	61,747
eFunds Corp.*	7,360	128,800
El Paso Electric Co.*	7,360	113,638
Electro Scientific Industries, Inc.*	4,480	126,829
ElkCorp	3,200	76,608
Emmis Communications Corp.*	7,040	147,699
Empire District Electric Co.	3,840	77,222
Emulex Corp.*	11,520	164,851

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Encore Acquisition Co.*	3,520	$98,208
Encysive Pharmaceuticals, Inc.*	8,640	73,440
EnPro Industries, Inc.*	3,520	80,890
Enterasys Networks, Inc.*	34,560	72,922
Entertainment Properties TrustREIT	3,200	114,368
Entravision Communications Corp.*	8,000	61,440
Entrust Technologies, Inc.*	10,560	47,520
Enzo Biochem, Inc.*	3,840	57,600
Epicor Software Corp.*	6,400	89,920
Equity Inns, Inc.REIT	7,360	68,374
Equity One, Inc.REIT	4,800	86,784
eResearch Technology, Inc.*	5,256	147,168
ESCO Technologies, Inc.*	2,240	119,526
ESS Technology, Inc.*	5,440	58,262
Essex Property Trust, Inc.REIT	1,600	109,360
Esterline Technologies Corp.*	3,520	103,946
Ethan Allen Interiors, Inc.	1,600	57,456
Excel Technology, Inc.*	1,920	63,840
Exelixis, Inc.*	10,240	103,322
Exide Technologies*	3,840	78,528
ExpressJet Holdings, Inc.*	6,080	73,811
F.N.B. Corp.	4,480	91,392
FBL Financial Group, Inc.—Class A	1,920	54,259
FelCor Lodging Trust, Inc.*REIT	8,000	96,800
Ferro Corp.	4,480	119,526
Fidelity Bankshares, Inc.	2,240	79,408
Filenet Corp.*	5,760	181,843
Financial Federal Corp.*	2,240	78,982
Finisar Corp.*	27,200	53,856
Finish Line, Inc.—Class A*	3,200	96,544
First BanCorp	5,120	208,640
First Charter Corp.	4,800	104,592
First Citizens BancShares, Inc.—Class A	960	117,120
First Commonwealth Financial Corp.	11,520	149,414
First Community Bancorp—Class A	2,240	86,106
First Community Bankshares, Inc.	1,600	53,600
First Federal Capital Corp.	3,200	89,056
First Financial Bancorp	5,760	102,067
First Financial Bankshares, Inc.	2,240	93,923
First Financial Corp.	2,240	71,456
First Financial Holdings, Inc.	1,920	55,315
First Health Group Corp.*	12,480	194,813
First Horizon Pharmaceutical Corp.*	4,160	78,624
First Industrial Realty Trust, Inc.REIT	4,160	153,421
First Merchants Corp.	3,200	83,040
First National Bancshares	7,759	147,030
First Republic Bank	2,240	96,499
First Sentinel Bancorp, Inc.	3,840	78,912
FirstFed Financial Corp.*	2,240	93,184
Fisher Communications, Inc.*	960	48,317
Florida East Coast Industries, Inc.	3,520	136,048
Flowers Foods, Inc.	5,120	133,888
Flushing Financial Corp.	2,880	50,832
Forest Oil Corp.*	4,160	113,651
Formfactor, Inc.*	4,480	100,576
Franklin Electric Co., Inc.	2,560	96,666
Fred’s, Inc.	6,400	141,376
Frontier Financial Corp.	2,560	89,446
FTI Consulting, Inc.*	6,080	100,320
Fuller (H.B.) Co.	4,160	118,144
Furniture Brands International, Inc.	3,200	80,160
G & K Services, Inc.	2,880	115,747
Gables Residential TrustREIT	1,600	54,368
Gardner Denver, Inc.*	2,880	80,352
Gartner Group, Inc.*	7,360	97,299
Gateway, Inc.*	36,480	164,160
GATX Corp.	3,520	95,744
Gaylord Entertainment Co.*	3,840	120,538
GenCorp, Inc.	5,760	77,126
General Cable Corp.*	6,400	54,720
General Communication, Inc.—Class A*	7,360	58,438
Genesee & Wyoming, Inc.—Class A*	2,560	60,672
Genesis Healthcare Corp.*	3,200	92,928
Gentiva Health Services, Inc.*	4,160	67,642
Geron Corp.*	7,360	59,542
Getty Realty Corp.REIT	2,880	72,461
Gibraltar Steel Corp.	2,560	84,019
Glacier Bancorp, Inc.	4,296	121,018
Glatfelter (P.H.) Co.	4,800	67,584
Glimcher Realty TrustREIT	5,440	120,333
Global Industries, Ltd.*	13,440	76,877
Global Power Equipment Group, Inc.*	5,440	43,629
Golden Telecom, Inc.	2,240	63,034
Goodyear Tire & Rubber Co.*	23,040	209,433
Granite Construction, Inc.	2,560	46,669
Graphic Packaging Corp.*	10,880	94,112
Gray Television, Inc.	7,360	102,230
Greif Brothers Corp.—Class A	2,240	94,640
Grey Wolf, Inc.*	30,720	130,253
Group 1 Automotive, Inc.*	2,560	85,018
Guitar Center, Inc.*	3,520	156,534
Gymboree Corp.*	5,120	78,643
Hancock Holding Co.	4,480	130,189
Handleman Co.	3,840	88,934
Hanover Compressor Co.*	7,680	91,392
Harbor Florida Bancshares, Inc.	3,520	96,835
Harland (John H.) Co.	4,160	122,096
Harleysville National Corp.	4,160	106,496
Harris Interactive, Inc.*	8,000	53,760
Harvest Natural Resources, Inc.*	5,760	85,882
Haverty Furniture Companies, Inc.	3,200	55,936
Hayes Lemmerz International, Inc.*	6,080	91,808
Healthcare Realty Trust, Inc.REIT	4,480	167,910
Heartland Express, Inc.	5,120	140,083
Hecla Mining Co.*	19,520	111,264
HEICO Corp.	3,200	58,400
Helmerich & Payne, Inc.	5,120	133,734
Hibbet Sporting Goods, Inc.*	3,840	105,024
Highland Hospitality Corp.REIT	5,760	57,888
Highwoods Properties, Inc.REIT	8,000	188,000
Hollinger International, Inc.	7,360	123,574
Holly Corp.	1,600	59,840
Hologic, Inc.*	3,200	74,400
Home Properties of New York, Inc.REIT	2,560	99,789
HomeStore.com, Inc.*	15,680	62,563
Hooper Holmes, Inc.	9,280	53,267
Horace Mann Educators Corp.	6,080	106,278
Hot Topic, Inc.*	8,000	163,921
Hudson River Bancorp, Inc.	5,220	89,105
Human Genome Sciences, Inc.*	18,880	219,574
Hydril Co.*	2,560	80,640
Hypercom Corp.*	8,320	70,304

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
IBERIABANK Corp.	960	$56,813
Identix, Inc.*	14,400	107,568
IDEX Corp.	6,217	213,537
IDX Systems Corp.*	3,520	112,253
IHOP Corp.	3,520	125,875
II-VI, Inc.	1,920	58,867
Imation Corp.	5,120	218,163
IMC Global, Inc.	12,480	167,233
IMPAC Mortgage Holdings, Inc.REIT	5,760	129,715
Impax Laboratories, Inc.*	8,000	155,040
Incyte Genomics, Inc.*	9,920	75,789
Independence Community Bank Corp.	9,112	331,677
Independent Bank Corp.	2,560	74,112
Independent Bank Corp.	2,880	73,152
Infinity Property & Casualty Corp.	3,520	116,160
InFocus Corp.*	6,400	54,400
Informatica Corp.*	14,080	107,430
infoUSA, Inc.*	5,120	51,917
InnKeepers U.S.A. TrustREIT	5,440	56,086
Insight Communications Co., Inc.*	7,360	68,154
Insituform Technologies, Inc.—Class A*	4,480	72,890
Integra Bank Corp.	2,560	56,397
Integrated Device Technology, Inc.*	9,600	132,864
Integrated Silicon Solution, Inc.*	5,760	70,330
Interactive Data Corp.*	6,080	105,914
Interdigital Communications Corp.*	8,640	162,518
Interface, Inc.*	7,360	64,253
Internet Capital Group, Inc.*	6,400	49,536
Internet Security Systems, Inc.*	6,080	93,267
Interstate Bakeries Corp.	6,720	72,912
InterVoice-Brite, Inc.*	5,760	66,067
Interwoven, Inc.*	6,720	67,872
Intrado, Inc.*	2,880	46,339
Intuitive Surgical, Inc.*	5,440	103,360
Invacare Corp.	3,840	171,725
Inveresk Research Group, Inc.*	4,800	148,032
Inverness Medical Innovation, Inc.*	2,240	49,056
Investors Real Estate TrustREIT	6,720	69,754
Iomega Corp.	8,320	46,426
Ionics, Inc.*	2,880	81,360
Ipass, Inc.*	7,360	77,942
Ipayment, Inc.*	1,600	65,600
Irwin Financial Corp.	2,880	76,032
ISIS Pharmaceuticals, Inc.*	8,640	49,594
Jack in the Box, Inc.*	2,880	85,536
Jacuzzi Brands, Inc.*	12,480	100,714
JAKKS Pacific, Inc.*	4,160	86,486
Jarden Corp.*	3,840	138,202
JLG Industries, Inc.	6,400	88,896
JM Smucker Co.	285	13,084
Jo-Ann Stores, Inc.*	3,200	94,080
Jones Lang LaSalle, Inc.*	4,480	121,408
Journal Register Co.*	6,400	128,000
Joy Global, Inc.	8,000	239,520
K-V Pharmaceutical Co.*	5,760	132,998
K2, Inc.*	5,120	80,384
Kadant, Inc.*	2,240	51,811
Kansas City Southern Industries, Inc.*	6,400	99,200
Kaydon Corp.	4,160	128,669
KCS Energy, Inc.*	8,000	106,560
Keane, Inc.*	7,360	100,758
Kellwood Co.	3,200	139,360
Kelly Services, Inc.—Class A	2,880	85,824
Kennametal, Inc.	5,440	249,151
Kensey Nash Corp.*	1,600	55,200
Key Energy Group*	12,800	120,832
Keystone Automotive Industries, Inc.*	2,560	71,398
KFX, Inc.*	7,040	53,645
Kilroy Realty Corp.REIT	1,920	65,472
Kimball International, Inc.—Class B	3,520	51,920
Kindred Healthcare, Inc.*	4,480	118,048
Kirby Corp.*	3,520	136,928
Knight Trading Group, Inc.*	18,880	189,178
Knight Transportation, Inc.*	4,160	119,517
Kopin Corp.*	11,520	58,867
Korn/Ferry International*	5,120	99,174
Kramont Realty TrustREIT	3,840	61,440
Kronos, Inc.*	4,160	171,392
La Quinta Corp.*	30,720	258,048
La-Z-Boy, Inc.	7,680	138,086
LabOne, Inc.*	2,880	91,526
Labor Ready, Inc.*	5,760	89,280
Laclede Group, Inc.	3,520	96,483
Laidlaw International*	14,400	186,624
Lancaster Colony Corp.	4,480	186,546
Lance, Inc.	4,160	64,064
Landauer, Inc.	1,600	71,456
Landstar System, Inc.*	4,800	253,776
Lasalle Hotel PropertiesREIT	4,480	109,312
Lattice Semiconductor Corp.*	18,560	130,106
Lawson Software, Inc.*	8,960	63,437
Lennox International, Inc.	6,720	121,632
Levitt Corp.—Class A*	2,560	65,946
Lexicon Genetics, Inc.*	10,240	80,282
Libbey, Inc.	2,240	62,182
Lifecell Corp.*	4,800	54,192
Ligand Pharmaceuticals, Inc.—Class B*	11,520	200,218
Lincoln Electric Holdings, Inc.	5,440	185,450
Lindsay Manufacturing Co.	1,920	46,118
Linens ‘n Things, Inc.*	3,840	112,550
Lionbridge Technologies, Inc.*	7,680	58,752
Lithia Motors, Inc.—Class A	2,240	55,507
Littelfuse, Inc.*	3,520	149,283
LKQ Corp.*	2,240	41,507
LNR Property Corp.	960	52,080
Longview Fibre Co.*	8,320	122,554
Luminex Corp.*	4,480	45,069
M/I Schottenstein Homes, Inc.	1,600	64,960
Macdermid, Inc.	4,480	151,648
Macrovision Corp.*	7,040	176,211
Magellan Health Services*	4,480	149,856
Magnum Hunter Resources, Inc.*	10,240	106,291
Maguire Properties, Inc.REIT	4,800	118,896
Manitowoc Co.	3,840	129,984
ManTech International Corp.—Class A*	2,880	54,058
Manufactured Home Communities, Inc.REIT	2,560	84,966
Marcus Corp.	3,200	55,200
MarineMax, Inc.*	1,920	55,066
MatrixOne, Inc.*	8,000	55,280
Matthews International Corp.—Class A	5,440	179,194
Mattson Technology, Inc.*	6,400	76,928
Maverick Tube Corp.*	2,240	58,822

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Maximus, Inc.*	2,880	$102,125
MB Financial, Inc.	2,880	106,013
McDATA Corp.—Class A*	19,200	103,296
McGrath Rentcorp	1,600	59,120
Medarex, Inc.*	13,120	95,645
Mentor Corp.	6,720	230,429
Mercury Computer Systems, Inc.*	3,520	87,296
MeriStar Hospitality Corp.*REIT	14,400	98,496
Metal Management, Inc.*	2,880	57,053
Metals USA, Inc.*	3,200	57,216
Methode Electronics, Inc.—Class A	5,760	74,707
Metrocall Holdings, Inc.*	960	64,320
MFA Mortgage Investments, Inc.REIT	11,200	99,680
MGE Energy, Inc.	3,200	104,416
Micromuse, Inc.*	12,800	85,632
Micros Systems, Inc.*	2,560	122,803
Mid-State Bancshares	3,840	90,278
Millennium Chemicals, Inc.*	8,960	155,187
Mindspeed Technologies, Inc.*	16,320	80,947
Mine Safety Appliances Co.	3,520	118,624
Modine Manufacturing Co.	3,840	122,304
Molina Healthcare, Inc.*	1,600	61,088
Monaco Coach Corp.	3,840	108,173
Moog, Inc.—Class A*	4,331	160,723
MPS Group, Inc.*	16,000	193,920
MTS Systems Corp.	3,520	82,544
Mueller Industries, Inc.	3,840	137,473
Myers Industries, Inc.	3,520	49,632
Mykrolis Corp.*	6,720	117,062
Nabi Biopharmaceuticals*	9,600	136,512
Nara Bancorp, Inc.	2,880	49,334
National Financial Partners	5,440	191,869
National Health Investors, Inc.REIT	3,840	104,410
National Penn Bancshares, Inc.	3,840	114,202
National Western Life Insurance Co.—Class A*	320	49,136
Nationwide Health Properties, Inc.REIT	10,240	193,537
Navigant Consulting Co.*	7,360	157,798
NBT Bancorp, Inc.	5,440	121,530
NCI Building Systems, Inc.*	2,880	93,744
NCO Group, Inc.*	4,480	119,571
NDCHealth Corp.	2,560	59,392
Newcastle Investment Corp.REIT	4,800	143,760
Newpark Resources, Inc.*	13,760	85,312
NMS Communications Corp.*	7,680	56,678
North Fork Bancorp, Inc.	1,728	65,750
North Pittsburgh Systems, Inc.	2,560	51,328
Northwest Airlines Corp.—Class A*	11,200	124,544
Northwest Bancorp, Inc.	3,200	73,280
Northwest Natural Gas Co.	4,480	136,639
NS Group, Inc.*	2,880	47,347
Nu Skin Enterprises, Inc.	8,000	202,561
Nuvelo, Inc.*	4,800	46,176
Oceaneering International, Inc.*	4,160	142,480
Octel Corp.	1,920	50,554
Ocular Sciences, Inc.*	3,200	121,600
Ocwen Financial Corp.*	6,400	77,056
Odyssey Healthcare, Inc.*	6,080	114,426
Offshore Logistics, Inc.*	3,200	89,984
Ohio Casualty Corp.*	9,920	199,690
Oil States International, Inc.*	4,800	73,440
Old Dominion Freight Line, Inc.*	2,696	79,478
Old National Bancorp	9,280	230,422
Old Second Bancorp, Inc.	960	50,640
OM Group, Inc.*	3,520	116,195
Omega Healthcare Investors, Inc.REIT	7,680	77,107
ON Semiconductor Corp.*	19,840	99,597
Onyx Pharmaceuticals, Inc.*	4,160	176,218
Open Solutions, Inc.*	1,920	47,962
Opsware, Inc.*	8,320	65,894
OraSure Technologies, Inc.*	6,400	62,272
Orbital Sciences Corp.*	7,040	97,222
Oriental Financial Group, Inc.	3,386	91,659
OrthoLogic Corp.*	5,760	49,939
Oscient Pharmaceuticals Corp.*	9,920	50,691
Otter Tail Power Co.	4,160	111,738
Overseas Shipholding Group, Inc.	1,600	70,608
Overstock.com, Inc.*	1,920	75,034
Owens & Minor, Inc.	6,080	157,473
Oxford Industries, Inc.	2,240	97,574
P.F. Chang’s China Bistro, Inc.*	2,560	105,344
Pacific Capital Bancorp	7,475	210,272
Packeteer, Inc.*	5,440	87,856
PalmOne, Inc.*	4,160	144,643
Par Pharmaceutical Cos., Inc.*	1,280	45,069
Parametric Technology Corp.*	43,840	219,201
PAREXEL International Corp.*	4,160	82,368
Park National Corp.	1,920	245,204
Parker Drilling Co.*	15,360	58,675
Parkway Properties, Inc.REIT	909	40,405
Paxar Corp.*	5,760	112,435
Payless ShoeSource, Inc.*	9,920	147,907
Pediatrix Medical Group, Inc.*	3,200	223,519
Peet’s Coffee & Tea, Inc.*	1,920	47,981
Penn Virginia Corp.	2,880	103,997
Pennsylvania REIT	4,480	153,440
Pep Boys-Manny, Moe & Jack	3,840	97,344
Per-Se Technologies, Inc.*	3,840	55,834
Perot Systems Corp.—Class A*	12,480	165,610
Perrigo Co.	9,920	188,182
PFF Bancorp, Inc.	1,600	59,584
Pharmos Corp.*	14,400	59,184
Philadelphia Consolidated Holding Corp.*	2,880	173,002
Pinnacle Entertainment, Inc.*	5,760	72,634
Pixelworks, Inc.*	6,720	102,950
Plains Exploration & Production Co.*	9,600	176,160
Plug Power, Inc.*	8,000	59,840
PNM Resources, Inc.	7,767	161,310
PolyOne Corp.*	15,040	111,898
Post Properties, Inc.REIT	6,400	186,560
Powerwave Technologies, Inc.*	10,560	81,312
Prentiss Properties TrustREIT	4,800	160,896
Presidential Life Corp.	3,520	63,430
Price Communications Corp.*	6,320	93,283
Price Legacy Corp.REIT	3,520	64,979
Prima Energy Corp.*	1,600	63,312
Prime Hospitality Corp.*	6,080	64,570
PRIMEDIA, Inc.*	21,760	60,493
Primus Telecommunications Group, Inc.*	12,160	61,773
Priority Healthcare Corp.—Class B*	4,800	110,160
PrivateBancorp, Inc.	2,560	70,298
ProAssurance Corp.*	4,160	141,898

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
ProQuest Co.*	3,840	$104,640
Prosperity Bancshares, Inc.	2,560	62,336
Provident Bankshares Corp.	5,440	156,890
Provident Financial Services, Inc.	8,960	157,248
Province Healthcare Co.*	7,360	126,224
PS Business Parks, Inc.REIT	1,920	77,261
PSS World Medical, Inc.*	11,200	125,440
Pulitzer, Inc.	1,280	62,592
Quanta Services, Inc.*	11,840	73,645
Quantum Corp.*	29,440	91,264
R & G Finanical Corp.—Class B	4,160	137,530
RailAmerica, Inc.*	5,760	84,096
RAIT Investment TrustREIT	3,200	78,880
Ralcorp Holdings, Inc.*	4,160	146,432
Range Resources Corp.	11,200	163,520
RARE Hospitality International, Inc.*	5,440	135,456
RC2 Corp.*	2,240	79,520
Reader’s Digest Association, Inc.	11,200	179,089
RealNetworks, Inc.*	18,240	124,762
Realty Income Corp.REIT	4,160	173,597
Red Robin Gourmet Burgers, Inc.*	1,920	52,550
Regal-Beloit Corp.	4,160	92,602
Reliance Steel & Aluminum Co.	2,880	116,122
Revlon, Inc.—Class A*	24,000	70,800
RF Micro Devices, Inc.*	28,160	211,200
RLI Corp.	3,200	116,800
Rock-Tenn Co.	4,800	81,360
Rogers Corp.*	2,560	178,944
RTI International Metals, Inc.*	3,520	56,144
Ruddick Corp.	5,440	122,128
Russell Corp.	4,800	86,208
Ryans Restaurant Group, Inc.*	7,040	111,232
Ryerson Tull, Inc.	3,840	60,979
S & T Bancorp, Inc.	3,840	122,803
S1 Corp.*	11,520	114,509
Safeguard Scientifics, Inc.*	19,520	44,896
SafeNet, Inc.*	3,840	106,291
Saga Communications, Inc.*	2,560	46,720
Salix Pharmaceuticals, Ltd.*	3,840	126,528
Sandy Spring Bancorp, Inc.	2,240	77,840
Sapient Corp.*	12,800	76,928
Scansoft, Inc.*	13,120	64,944
ScanSource, Inc.*	1,920	114,086
Schweitzer-Mauduit International, Inc.	1,920	58,810
SCP Pool Corp.	5,760	259,201
Seacoast Financial Services Corp.	4,800	166,080
SEACOR SMIT, Inc.*	2,560	112,461
Secure Computing Corp.*	5,760	67,104
Select Comfort Corp.*	5,440	154,496
Select Medical Corp.	12,800	171,776
Sensient Technologies Corp.	7,040	151,220
Sequa Corp.—Class A*	960	56,131
SERENA Software, Inc.*	4,160	79,414
Shaw Group, Inc.*	8,960	90,765
Shopko Stores, Inc.*	4,800	67,872
Sierra Pacific Resources*	17,280	133,229
Silgan Holdings, Inc.	1,920	77,395
Silicon Graphics, Inc.*	42,880	94,336
Silicon Image, Inc.*	12,160	159,661
Silicon Storage Technology, Inc.*	12,800	131,840
Siliconix, Inc.*	960	47,635
Simmons First National Corp.—Class A	2,560	66,637
Simpson Manufacturing Co., Inc.	2,880	161,626
Sinclair Broadcast Group—Class A	7,360	75,587
Six Flags, Inc.*	14,080	102,221
SkyWest, Inc.	9,600	167,137
Skyworks Solutions, Inc.*	21,440	187,171
Sola International, Inc.*	4,480	77,190
Sonic Automotive, Inc.	3,840	85,056
Sonic Corp.*	136	3,094
Sonic Solutions*	2,880	61,200
SonoSite, Inc.*	2,560	61,210
Sonus Networks, Inc.*	35,520	169,786
Sotheby’s Holdings, Inc.—Class A*	6,080	97,037
Southern Union Co.*	5,760	121,421
Southwest Gas Corp.	5,120	123,546
Southwestern Energy Co.*	5,120	146,790
Spartech Corp.	4,160	107,910
Speedway Motorsports, Inc.	2,560	85,606
Spherion Corp.*	9,920	100,589
SRA International, Inc.—Class A*	1,600	67,712
St.Mary Land & Exploration Co.	4,160	148,304
Standard Microsystems Corp.*	2,880	67,162
Standex International Corp.	1,920	52,224
StarTek, Inc.	1,920	68,736
State Auto Financial Corp.	2,240	68,813
STERIS Corp.*	7,360	166,042
Sterling Bancorp	2,240	61,869
Sterling Bancshares, Inc.	7,360	104,438
Sterling Financial Corp.	3,520	91,626
Sterling Financial Corp.*	3,961	126,237
Stewart & Stevenson Services, Inc.	4,800	86,016
Stewart Enterprises, Inc.—Class A*	17,600	143,264
Strayer Education, Inc.	2,240	249,917
Stride Rite Corp.	6,400	70,592
Suffolk Bancorp	1,920	62,592
Summit Properties, Inc.REIT	4,160	106,662
Superior Energy Services, Inc.*	8,960	90,048
SureWest Communications	2,240	70,784
Susquehanna Bancshares, Inc.	7,680	193,229
Swift Energy Co.*	3,840	84,710
Sybron Dental Special, Inc.*	6,400	191,040
Sycamore Networks, Inc.*	28,480	120,470
Symmetricom, Inc.*	7,360	65,504
Take-Two Interactive Software, Inc.*	4,800	147,072
TALX Corp.	2,240	54,723
Taubman Centers, Inc.REIT	7,040	161,146
Techne Corp.*	5,760	250,271
Technitrol, Inc.*	6,080	133,152
Tecumseh Products Co.	2,560	105,446
Teledyne Technologies, Inc.*	5,440	108,909
TeleTech Holdings, Inc.**	6,080	53,322
Telik, Inc.*	6,400	152,768
Tenneco Automotive, Inc.*	6,720	88,906
Terex Corp.*	4,480	152,902
Tesoro Petroleum Corp.*	6,400	176,641
Tessera Technologies*	3,840	69,197
TETRA Technologies, Inc.*	3,520	94,512
Texas Industries, Inc.	2,880	118,570
The Medicines Co.*	7,360	224,553
The Men’s Wearhouse, Inc.*	1,920	50,669
The Phoenix Companies, Inc.	14,400	176,400

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
The Robert Mondavi Corp.—Class A*	1,600	$59,232
The Steak n Shake Co.*	3,840	69,965
Thomas Industries, Inc.	2,240	74,368
Thor Industries, Inc.	3,200	107,072
THQ, Inc.*	4,800	109,920
Tierone Corp.	3,200	68,832
Titan Corp.*	13,120	170,298
Toro Co.	1,280	89,690
Town & Country TrustREIT	2,880	72,691
Trammell Crow Co.*	5,440	76,704
Transaction Systems Architects, Inc.*	6,080	130,902
Transkaryotic Therapies, Inc.*	4,800	71,808
Transmeta Corp.*	24,320	53,261
Tredegar Corp.	4,480	72,262
Triad Guaranty, Inc.*	1,600	93,120
Triarc Companies, Inc.	5,760	58,579
Trinity Industries, Inc.	2,880	91,555
TriQuint Semiconductor, Inc.*	22,400	122,304
Triumph Group, Inc.*	2,560	81,741
TrustCo Bank Corp. NY	12,160	159,296
Trustmark Corp.	7,680	222,106
TTM Technologies, Inc.*	6,720	79,632
Tyler Technologies, Inc.*	6,080	57,517
UbiquiTel, Inc.*	11,520	48,614
UICI*	5,440	129,526
UIL Holdings Corp.	1,600	77,904
UMB Financial Corp.	2,560	132,147
Unit Corp.*	3,520	110,704
United Auto Group, Inc.	2,560	78,464
United Community Banks, Inc.	4,800	120,864
United Community Financial Corp.	4,480	58,240
United Fire & Casualty Co.	1,280	73,920
United Online, Inc.*	8,640	152,150
United Rentals, Inc.*	2,880	51,523
United Surgical Partners International, Inc.*	4,480	176,826
Universal American Financial Corp.*	4,480	49,190
Universal Corp.	3,840	195,610
Universal Forest Products, Inc.	2,560	82,560
Universal Health Realty Income TrustREIT	1,920	55,104
Universal Technica*	2,240	89,555
Univest Corporation of Pennsylvania	1,280	65,280
Unizan Financial Corp.	3,520	91,872
Unova, Inc.*	8,000	162,000
URS Corp.*	2,880	78,912
Urstadt Biddle Properties—Class AREIT	3,520	52,131
USEC, Inc.	12,480	109,450
Vail Resorts, Inc.*	3,200	61,312
Valeant Pharmaceuticals International	7,360	147,200
Valmont Industries, Inc.	2,240	51,296
ValueClick, Inc.*	13,120	157,178
Varian Semiconductor Equipment Associates, Inc.*	3,840	148,070
Vertex Pharmaceuticals, Inc.*	12,800	138,752
Viasys Healthcare, Inc.*	5,120	107,059
Vicor Corp.*	3,200	58,464
Vicuron Pharmaceuticals, Inc.*	7,680	96,461
Vignette Corp.*	47,360	78,618
Vintage Petroleum, Inc.	4,800	81,456
Visteon Corp.	14,720	171,782
VISX, Inc.*	2,560	68,403
Vitesse Semiconductor Corp.*	35,520	173,338
W-H Energy Services, Inc.*	4,160	81,536
W.R. Grace & Co.*	10,880	67,456
Wabtec Corp.	5,760	103,910
Walter Industries, Inc.	3,840	52,301
Washington REIT	6,400	188,032
Washington Trust Bancorp, Inc.	2,240	58,173
Watsco, Inc.	3,520	98,806
Watson Wyatt & Company Holdings	5,440	144,976
Watts Industries, Inc.—Class A	3,520	94,864
Wausau-Mosinee Paper Corp.	7,360	127,327
WCI Communities, Inc.*	2,560	57,114
webMethods, Inc.*	7,680	65,818
Weis Markets, Inc.	1,920	67,296
Werner Enterprises, Inc.	6,720	141,792
Wesbanco, Inc.	2,880	83,894
WESCO International, Inc.*	2,880	52,992
West Coast Bancorp	2,560	54,886
West Pharmaceutical Services, Inc.	2,560	108,288
Westamerica Bancorporation	3,840	201,408
Wild Oats Markets, Inc.*	5,120	72,038
Winn-Dixie Stores, Inc.	13,440	96,768
Winnebago Industries, Inc.	3,200	119,295
Wintrust Financial Corp.	3,200	161,632
WMS Industries, Inc.*	3,200	95,360
Wolverine World Wide, Inc.	6,080	159,601
Woodward Governor Co.	1,600	115,376
World Fuel Services Corp.	1,600	72,128
X-Rite, Inc.	3,520	51,181
Yankee Candle Co., Inc.*	4,800	140,400
Zenith National Insurance Corp.	1,280	62,208
Zoll Medical Corp.*	1,600	56,128
Zoran Corp.*	7,040	129,184
Zymogenetics, Inc.*	3,200	60,800

TOTAL COMMON STOCKS (Cost $80,388,912)		84,949,648

	Principal Amount
U.S. Government Agency Obligations (27.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$32,319,000	32,319,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,319,000)		32,319,000

TOTAL INVESTMENT SECURITIES (Cost $112,707,912)—98.0%		117,268,648
Net other assets (liabilities)—2.0%		2,453,889

NET ASSETS—100.0%		$119,722,537

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $31,605,125)	107	$1,395,869

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $3,191,921)	5,396	$21,826
Equity Index Swap Agreements based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $405,022)	685	11,934

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.1%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.5%
Auto Parts & Equipment		1.0%
Banks		7.1%
Beverages		0.1%
Biotechnology		1.1%
Building Materials		0.8%
Chemicals		1.3%
Commercial Services		3.6%
Computers		2.1%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.7%
Diversified Financial Services		0.5%
Electric		1.4%
Electrical Components & Equipment		0.3%
Electronics		1.7%
Energy-Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software/Services		0.1%
Entertainment		0.7%
Environmental Control		0.2%
Food		0.9%
Forest & Paper Products		0.5%
Gas		0.3%
Hand/Machine Tools		0.6%
Health Care—Products		2.3%
Healthcare—Services		1.8%
Home Builders		0.4%
Home Furnishings		0.4%
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		1.8%
Internet		2.6%
Investment Companies		0.1%
Iron/Steel		0.5%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.3%
Media		1.0%
Medical—Biomedical/Genetic		0.1%
Medical—Drugs		0.1%
Medical Instruments		0.1%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.6%
Mining		0.6%
Miscellaneous Manufacturing		1.3%
Office/Business Equipment		0.1%
Oil & Gas		2.3%
Oil & Gas Services		0.9%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.4%
Pharmaceuticals		2.7%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.6%
Retail		3.6%
Savings & Loans		1.6%
Semiconductors		2.7%
Software		2.1%
Telecommunication		2.6%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.4%
Trucking & Leasing		0.1%
Water		0.1%
Other **		29.0%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16

PROFUNDS VP

ProFund VP Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,707,912)	$117,268,648
Segregated cash balances with brokers for futures contracts	2,108,101
Segregated cash balances with custodian for swap agreements	103
Dividends and interest receivable	43,808
Receivable for investments sold	45,864
Receivable for capital shares issued	1,878,782
Variation margin on futures contracts	89,964
Unrealized appreciation on swap contracts	33,760
Prepaid expenses	1,216

Total Assets	121,470,246

Liabilities:
Cash overdraft	150,979
Payable for investments purchased	1,318,091
Payable for capital shares redeemed	4
Advisory fees payable	68,387
Management services fees payable	13,677
Administration fees payable	2,935
Administrative services fees payable	71,741
Distribution fees payable	71,742
Other accrued expenses	50,153

Total Liabilities	1,747,709

Net Assets	$119,722,537

Net Assets consist of:
Capital	$105,011,592
Accumulated net investment income (loss)	(354,317)
Accumulated net realized gains (losses) on investments	9,074,897
Net unrealized appreciation (depreciation) on investments	5,990,365

Net Assets	$119,722,537

Shares of Beneficial Interest Outstanding	3,577,004

Net Asset Value (offering and redemption price per share)	$33.47

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$450,857
Interest	187,261

Total Investment Income	638,118

Expenses:
Advisory fees	456,661
Management services fees	91,333
Administration fees	19,124
Transfer agency and administrative service fees	175,093
Distribution fees	152,220
Custody fees	47,111
Fund accounting fees	31,151
Other fees	19,744

Total Expenses	992,437

Net Investment Income (Loss)	(354,319)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,681,122
Net realized gains (losses) on futures contracts	(971,366)
Net realized gains (losses) on swap agreements	599,968
Change in net unrealized appreciation/depreciation on investments	(2,080,892)

Net Realized and Unrealized Gains (Losses) on Investments	4,228,832

Change in Net Assets Resulting from Operations	$3,874,513

See accompanying notes to the financial statements.

17

PROFUNDS VP

ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(354,319)	$(315,344)
Net realized gains (losses) on investments	6,309,724	11,595,737
Change in net unrealized appreciation/depreciation on investments	(2,080,892)	8,241,792

Change in net assets resulting from operations	3,874,513	19,522,185

Capital Transactions:
Proceeds from shares issued	198,653,799	317,214,802
Cost of shares redeemed	(210,140,581)	(248,014,063)

Change in net assets resulting from capital transactions	(11,486,782)	69,200,739

Change in net assets	(7,612,269)	88,722,924
Net Assets:
Beginning of period	127,334,806	38,611,882

End of period	$119,722,537	$127,334,806

Accumulated net investment income (loss)	$(354,317)	$2

Share Transactions:
Issued	6,015,087	11,747,664
Redeemed	(6,465,149)	(9,464,090)

Change in shares	(450,062)	2,283,574

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.62		$22.15		$28.56		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.14	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments	1.94		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	1.85		9.47		(6.41)		(1.44)

Net Asset Value, End of Period	$33.47		$31.62		$22.15		$28.56

Total Return	5.85	%(c)	42.75%		(22.44)%		(4.80	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.73%		1.97%		2.65%
Net expenses(d)	1.63%		1.73%		1.97%		2.25%
Net investment income (loss)(d)	(0.58)%		(0.52)%		(0.62)%		(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$119,723		$127,335		$38,612		$19,965
Portfolio turnover rate(e)	99	%(c)	189%		527%		2,627	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (98.3%)
Adobe Systems, Inc.	32,704	$1,520,736
Altera Corp.*	73,584	1,635,036
Amazon.com, Inc.*	37,814	2,057,082
American Power Conversion Corp.	28,105	552,263
Amgen, Inc.*	82,782	4,517,413
Apollo Group, Inc.—Class A*	25,039	2,210,694
Apple Computer, Inc.*	74,095	2,411,051
Applied Materials, Inc.*	122,129	2,396,171
ATI Technologies, Inc.*	33,726	636,072
BEA Systems, Inc.*	52,633	432,643
Bed Bath & Beyond, Inc.*	56,721	2,180,922
Biogen Idec, Inc.*	51,611	3,264,396
Biomet, Inc.	48,034	2,134,631
Broadcom Corp.—Class A*	32,193	1,505,667
C.H. Robinson Worldwide, Inc.	11,753	538,758
Career Education Corp.*	14,308	651,872
CDW Corp.	12,264	781,952
Cephalon, Inc.*	7,154	386,316
Check Point Software Technologies, Ltd.*	35,770	965,432
Chiron Corp.*	36,792	1,642,395
Cintas Corp.	28,616	1,364,125
Cisco Systems, Inc.*	338,282	8,017,283
Citrix Systems, Inc.*	28,105	572,218
Comcast Corp.—Special Class A*	133,371	3,738,389
Compuware Corp.*	33,215	219,219
Comverse Technology, Inc.*	28,616	570,603
Costco Wholesale Corp.	33,726	1,385,127
Dell, Inc.*	129,794	4,649,222
DENTSPLY International, Inc.	10,731	559,085
Dollar Tree Stores, Inc.*	15,330	420,502
eBay, Inc.*	68,474	6,296,183
EchoStar Communications Corp.—Class A*	34,237	1,052,788
Electronic Arts, Inc.*	42,924	2,341,504
Expeditors International of Washington, Inc.	14,308	706,958
Express Scripts, Inc.—Class A*	9,709	769,244
Fastenal Co.	10,220	580,803
First Health Group Corp.*	13,286	207,394
Fiserv, Inc.*	34,237	1,331,477
Flextronics International, Ltd.*	80,227	1,279,620
Garmin, Ltd.	13,797	511,041
Gentex Corp.	11,242	446,083
Genzyme Corp.—General Division*	39,858	1,886,479
Gilead Sciences, Inc.*	29,638	1,985,746
Henry Schein, Inc.*	5,621	354,910
Intel Corp.	316,820	8,744,232
InterActiveCorp*	101,689	3,064,906
Intersil Corp.—Class A	19,929	431,662
Intuit, Inc.*	34,748	1,340,578
Invitrogen Corp.*	6,643	478,230
JDS Uniphase Corp.*	228,928	867,637
Juniper Networks, Inc.*	48,545	1,192,751
KLA-Tencor Corp.*	33,215	1,640,157
Lam Research Corp.*	19,418	520,402
Lamar Advertising Co.*	11,753	509,493
Level 3 Communications, Inc.*	94,024	333,785
Lincare Holdings, Inc.*	13,286	436,578
Linear Technology Corp.	57,743	2,279,116
Marvell Technology Group, Ltd.*	35,770	955,059
Maxim Integrated Products, Inc.	63,364	3,321,541
MedImmune, Inc.*	37,303	872,890
Mercury Interactive Corp.*	13,797	687,505
Microchip Technology, Inc.	24,017	757,496
Microsoft Corp.	520,198	14,856,854
Millennium Pharmaceuticals, Inc.*	47,012	648,766
Molex, Inc.	13,797	442,608
Network Appliance, Inc.*	51,100	1,100,183
Nextel Communications, Inc.—Class A*	193,669	5,163,216
Novellus Systems, Inc.*	20,951	658,699
NVIDIA Corp.*	25,039	513,300
Oracle Corp.*	303,023	3,615,064
PACCAR, Inc.	27,594	1,600,176
PanAmSat Corp.*	28,105	652,598
Patterson Dental Co.*	9,198	703,555
Patterson-UTI Energy, Inc.	12,264	409,740
Paychex, Inc.	50,078	1,696,643
PeopleSoft, Inc.*	72,051	1,332,944
Petsmart, Inc.	19,929	646,696
Pixar Animation Studios*	7,665	532,794
QLogic Corp.*	13,286	353,275
Qualcomm, Inc.	136,948	9,994,465
Research In Motion, Ltd.*	26,061	1,783,615
Ross Stores, Inc.	20,440	546,974
Ryanair Holdings PLCADR*	8,687	284,760
Sandisk Corp.*	20,951	454,427
Sanmina-SCI Corp.*	77,672	706,815
Siebel Systems, Inc.*	82,271	878,654
Sigma-Aldrich Corp.	9,198	548,293
Smurfit-Stone Container Corp.*	34,748	693,223
Staples, Inc.	47,012	1,377,922
Starbucks Corp.*	77,161	3,354,961
Sun Microsystems, Inc.*	202,356	878,225
Symantec Corp.*	45,479	1,991,071
Synopsys, Inc.*	19,929	566,581
Tellabs, Inc.*	33,215	290,299
Teva Pharmaceutical Industries, Ltd.ADR	31,171	2,097,497
VeriSign, Inc.*	32,704	650,810
Veritas Software Corp.*	61,320	1,698,564
Whole Foods Market, Inc.	8,687	829,174
Xilinx, Inc.	64,386	2,144,698
Yahoo!, Inc.*	90,447	3,285,940

TOTAL COMMON STOCKS (Cost $138,210,353)		172,085,602

	Principal Amount
U.S. Government Agency Obligations (1.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$2,557,000	2,557,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,557,000)		2,557,000

TOTAL INVESTMENT SECURITIES (Cost $140,767,353)—99.8%		174,642,602
Net other assets (liabilities)—0.2%		364,910

NET ASSETS—100.0%		$175,007,512

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Appreciation Unrealized (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $2,585,700)	17	$17,773
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $152,150)	5	4,239
ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.3%
Airlines		0.2%
Auto Manufacturers		0.9%
Biotechnology		7.1%
Chemicals		0.3%
Commercial Services		2.7%
Computers		7.7%
Distribution/Wholesale		0.8%
Electrical Components & Equipment		0.6%
Electronics		1.7%
Food		0.5%
Healthcare—Products		2.1%
Healthcare—Services		0.2%
Internet		10.5%
Media		2.1%
Oil & Gas		0.2%
Packaging & Containers		0.4%
Pharmaceuticals		3.5%
Retail		5.7%
Semiconductors		16.3%
Software		16.9%
Telecommunications		16.1%
Textiles		0.8%
Transportation		0.7%
Other**		1.7%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

21

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $140,767,353)	$174,642,602
Segregated cash balances with brokers for futures contracts	361,800
Dividends and interest receivable	2,879
Receivable for capital shares issued	3,278,101
Variation margin on futures contracts	18,924
Prepaid expenses	1,533

Total Assets	178,305,839

Liabilities:
Cash overdraft.	18,568
Payable for investments purchased	3,030,862
Payable for capital shares redeemed	672
Advisory fees payable	80,418
Management services fees payable	16,084
Administration fees payable	3,450
Administrative services fees payable	53,692
Distribution fees payable	26,906
Other accrued expenses	67,675

Total Liabilities	3,298,327

Net Assets	$175,007,512

Net Assets consist of:
Capital	$182,334,102
Accumulated net investment income (loss)	(1,094,038)
Accumulated net realized gains (losses) on investments	(40,129,813)
Net unrealized appreciation (depreciation) on investments	33,897,261

Net Assets	$175,007,512

Shares of Beneficial Interest Outstanding	10,818,136

Net Asset Value (offering and redemption price per share)	$16.18

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$121,010
Interest	16,473

Total Investment Income	137,483

Expenses:
Advisory fees	486,965
Management services fees	97,394
Administration fees	24,106
Transfer agency and administrative service fees	358,734
Distribution fees	162,322
Custody fees	30,867
Fund accounting fees	40,825
Other fees	30,308

Total Net Expenses	1,231,521

Net Investment Income (Loss)	(1,094,038)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,341,557
Net realized gains (losses) on futures contracts	1,006,996
Change in net unrealized appreciation/depreciation on investments	(7,743,713)

Net Realized and Unrealized Gains (Losses) on Investments	(2,395,160)

Change in Net Assets Resulting from Operations	$(3,489,198)

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,094,038)	$(1,849,891)
Net realized gains (losses) on investments	5,348,553	1,639,273
Change in net unrealized appreciation/depreciation on investments	(7,743,713)	38,631,467

Change in net assets resulting from operations	(3,489,198)	38,420,849

Capital Transactions:
Proceeds from shares issued	559,485,976	786,092,747
Cost of shares redeemed	(534,992,409)	(746,760,017)

Change in net assets resulting from capital transactions	24,493,567	39,332,730

Change in net assets	21,004,369	77,753,579
Net Assets:
Beginning of period	154,003,143	76,249,564

End of period	$175,007,512	$154,003,143

Accumulated net investment income (loss)	$(1,094,038)	$—

Share Transactions:
Issued	35,441,103	60,341,194
Redeemed	(34,378,937)	(57,668,702)

Change in shares	1,062,166	2,672,492

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.79		$10.76		$17.53		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.22	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments	0.52	(c)	5.25		(6.54)		(12.20)

Total income (loss) from investment activities	0.39		5.03		(6.77)		(12.47)

Net Asset Value, End of Period	$16.18		$15.79		$10.76		$17.53

Total Return	2.47	%(d)	46.75%		(38.62)%		(41.57	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.90%		1.95%		2.03%		1.91%
Net expenses(e)	1.90%		1.95%		1.98%		1.91%
Net investment income (loss)(e)	(1.69)%		(1.68)%		(1.75)%		(1.61)%
Supplemental Data:
Net assets, end of period (000’s)	$175,008		$154,003		$76,250		$70,774
Portfolio turnover rate(f)	303	%(d)	510%		534%		918	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (98.8%)
3Com Corp.*	95,232	$595,200
Advanced Fibre Communications, Inc.*	21,824	440,845
Advent Software, Inc.*	7,936	143,404
AGCO Corp.*	21,824	444,556
AGL Resources, Inc.	15,872	461,082
Airgas, Inc.	17,856	426,937
Alaska Air Group, Inc.*	6,944	165,753
Albemarle Corp.	9,920	313,968
Alexander & Baldwin, Inc.	9,920	331,824
ALLETE, Inc.	21,824	726,739
Alliant Energy Corp.	26,784	698,527
Allmerica Financial Corp.*	12,896	435,885
AMB Property Corp.REIT	19,840	687,059
American Financial Group, Inc.	17,856	545,858
American Greetings Corp.—Class A*	16,864	390,908
AmeriCredit Corp.*	38,688	755,577
Amerus Group Co.	9,920	410,688
AnnTaylor Stores Corp.*	16,864	488,719
Aquilla, Inc.*	47,616	169,513
Arch Coal, Inc.	12,896	471,865
Arrow Electronics, Inc.*	27,776	744,952
ArvinMeritor, Inc.	16,864	330,028
Ascential Software Corp.*	14,880	237,931
Associated Banc Corp.	26,785	793,640
Astoria Financial Corp.	18,848	689,460
Avnet, Inc.*	29,760	675,552
Bandag, Inc.	4,960	220,869
Banknorth Group, Inc.	41,664	1,353,247
Banta Corp.	5,952	264,328
Barnes & Noble, Inc.*	16,864	573,039
Belo (A.H.) Corp.—Class A	28,768	772,421
BJ’s Wholesale Club, Inc.*	16,864	421,600
Black Hills Corp.	7,936	249,984
Bob Evans Farms, Inc.	8,928	244,449
Borders Group, Inc.	18,848	441,797
BorgWarner, Inc.	13,888	607,878
Bowater, Inc.	13,888	577,602
Cabot Corp.	14,880	605,615
Cadence Design Systems, Inc.*	66,464	972,368
Caesars Entertainment, Inc.*	75,392	1,130,880
Callaway Golf Co.	17,856	202,487
CBRL Group, Inc.	11,904	367,238
CheckFree Holdings Corp.*	20,832	624,960
CNF, Inc.	11,904	494,730
Colonial BancGroup, Inc.	30,752	558,764
Commscope, Inc.*	14,880	319,176
Community Health Systems*	23,808	637,340
Constellation Brands, Inc.*	25,792	957,657
Cooper Cameron Corp.*	12,896	628,035
Credence Systems Corp.*	23,808	328,550
Crompton Corp.	27,776	174,989
Cytec Industries, Inc.	9,920	450,864
D.R. Horton, Inc.	56,544	1,605,850
Dean Foods Co.*	38,688	1,443,449
Duquesne Light Holdings, Inc.	18,848	363,955
Dycom Industries, Inc.*	11,904	333,312
Edwards (A.G.), Inc.	19,840	675,155
Emmis Communications Corp.*	13,888	291,370
Energy East Corp.	35,712	866,016
Ensco International, Inc.	36,704	1,068,087
Entercom Communications Corp.*	12,896	481,021
Everest Re Group, Ltd.	13,888	1,116,040
Fairchild Semiconductor International, Inc.*	28,768	470,932
Federal Signal Corp.	11,904	221,533
Ferro Corp.	9,920	264,666
Fidelity National Financial, Inc.	41,664	1,555,735
First American Financial Corp.	21,824	565,023
FirstMerit Corp.	20,832	549,340
Flowserve Corp.*	12,896	321,626
FMC Corp.*	8,928	384,886
Forest Oil Corp.*	13,888	379,420
Furniture Brands International, Inc.	13,888	347,894
GATX Corp.	11,904	323,789
Glatfelter (P.H.) Co.	10,912	153,641
Granite Construction, Inc.	9,920	180,842
Great Plains Energy, Inc.	17,856	530,323
Greater Bay Bancorp	12,896	372,694
Hanover Compressor Co.*	18,848	224,291
Harris Corp.	15,872	805,504
Harsco Corp.	9,920	466,240
Hawaiian Electric Industries, Inc.	19,840	517,824
HCC Insurance Holdings, Inc.	15,872	530,284
Health Net, Inc.*	27,776	736,064
Helmerich & Payne, Inc.	11,904	310,932
Hibernia Corp.	37,696	916,013
Highwoods Properties, Inc.REIT	12,896	303,056
Horace Mann Educators Corp.	10,912	190,742
Hospitality Properties TrustREIT	16,864	713,347
Hovnanian Enterprises—Class A*	14,880	516,485
IDACORP, Inc.	8,928	241,056
Imation Corp.	8,928	380,422
Independence Community Bank Corp.	19,840	722,176
IndyMac Bancorp, Inc.	14,880	470,208
Integrated Device Technology, Inc.*	25,792	356,961
Intersil Corp.—Class A	33,728	730,549
Interstate Bakeries Corp.	10,912	118,395
Jefferies Group, Inc.	13,888	429,417
JM Smucker Co.	13,888	637,598
Keane, Inc.*	15,872	217,288
Kelly Services, Inc.—Class A	8,928	266,054
KEMET Corp.*	20,832	254,567
Kennametal, Inc.	8,928	408,902
L-3 Communications Holdings, Inc.	25,792	1,722,905
LaBranche & Co., Inc.	14,880	125,290
Lancaster Colony Corp.	8,928	371,762
Lattice Semiconductor Corp.*	27,776	194,710
Laureate Education, Inc.*	10,912	417,275
Lear Corp.	16,864	994,807
Lennar Corp.—Class B	37,696	1,685,765
Leucadia National Corp.	16,864	838,141
Liberty Property TrustREIT	20,832	837,656
Longview Fibre Co.*	12,896	189,958
Lubrizol Corp.	12,896	472,252
Mack-Cali Realty Corp.REIT	14,880	615,734
Manpower, Inc.	21,824	1,108,005
Martin Marietta Materials	11,904	527,705
McDATA Corp.—Class A*	28,768	154,772
MDU Resources Group, Inc.	28,768	691,295
Media General, Inc.—Class A	5,952	382,237
Mercantile Bankshares Corp.	18,848	882,463

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Millennium Pharmaceuticals, Inc.*	74,400	$1,026,720
Minerals Technologies, Inc.	4,960	287,680
Modine Manufacturing Co.	7,936	252,762
Mohawk Industries, Inc.*	15,872	1,163,893
MONY Group, Inc.*	11,904	372,595
MPS Group, Inc.*	25,792	312,599
National Commerce Financial Corp.	49,600	1,611,999
National Fuel Gas Co.	19,840	496,000
National-Oilwell, Inc.*	20,832	656,000
Neiman Marcus Group, Inc.—Class A	11,904	662,457
New Plan Excel Realty Trust, Inc.REIT	24,800	579,328
New York Community Bancorp	64,480	1,265,742
Newfield Exploration Co.*	13,888	774,117
Newport Corp.*	9,920	160,406
Noble Energy, Inc.	13,888	708,288
Northeast Utilities System	30,752	598,741
NSTAR	12,896	617,460
OGE Energy Corp.	21,824	555,857
Ohio Casualty Corp.*	14,880	299,534
Old Republic International Corp.	44,640	1,058,861
ONEOK, Inc.	24,800	545,352
Overseas Shipholding Group, Inc.	9,920	437,770
PacifiCare Health Systems, Inc.*	20,832	805,365
Payless ShoeSource, Inc.*	16,864	251,442
Peabody Energy Corp.	15,872	888,673
Pentair, Inc.	24,800	834,272
Pepco Holdings, Inc.	41,664	761,618
PepsiAmericas, Inc.	33,728	716,383
Pier 1 Imports, Inc.	21,824	386,067
Pioneer Natural Resources Co.	29,760	1,043,981
Plexus Corp.*	10,912	147,312
PMI Group, Inc.	23,808	1,036,124
PNM Resources, Inc.	14,880	309,058
Pogo Producing Co.	15,872	784,077
Polycom, Inc.*	24,800	555,768
Potlatch Corp.	6,944	289,148
Powerwave Technologies, Inc.*	25,792	198,598
Precision Castparts Corp.	15,872	868,040
Pride International, Inc.*	32,736	560,113
Protective Life Corp.	16,864	652,131
Provident Financial Group, Inc.	11,904	469,732
Puget Energy, Inc.	23,808	521,633
Quanta Services, Inc.*	28,768	178,937
Quantum Corp.*	43,648	135,309
Questar Corp.	20,832	804,948
Radian Group, Inc.	22,816	1,092,886
Raymond James Financial Corp.	17,856	472,291
Republic Services, Inc.	37,696	1,090,922
RF Micro Devices, Inc.*	45,632	342,240
RPM, Inc.	28,768	437,274
Ruddick Corp.	10,912	244,974
Ryland Group, Inc.	5,952	465,446
Saks, Inc.	34,720	520,800
SCANA Corp.	26,784	974,135
Scholastic Corp.*	9,920	297,104
Sensient Technologies Corp.	10,912	234,390
Sequa Corp.—Class A*	2,976	174,007
Sierra Pacific Resources*	28,768	221,801
Six Flags, Inc.*	22,816	165,644
Smithfield Foods, Inc.*	26,784	787,450
Sonoco Products Co.	23,808	607,104
Sovereign Bancorp, Inc.	74,400	1,644,240
SPX Corp.	18,848	875,302
StanCorp Financial Group, Inc.	6,944	465,248
STERIS Corp.*	16,864	380,452
Storage Technology Corp.*	27,776	805,504
Superior Industries International, Inc.	6,944	232,277
Swift Transportation Co., Inc.*	19,840	356,128
Sybase, Inc.*	23,808	428,543
Tech Data Corp.*	13,888	543,437
Tecumseh Products Co.	4,960	204,302
Teleflex, Inc.	9,920	497,488
Telephone & Data Systems, Inc.	13,888	988,826
Tidewater, Inc.	14,880	443,424
Toll Brothers, Inc.*	17,856	755,666
Triad Hospitals, Inc.*	18,848	701,711
Trinity Industries, Inc.	11,904	378,428
TriQuint Semiconductor, Inc.*	32,736	178,739
Tyson Foods, Inc.—Class A	86,304	1,808,069
United Rentals, Inc.*	18,848	337,191
Unitrin, Inc.	16,864	718,406
Universal Corp.	5,952	303,195
Universal Health Services, Inc.—Class B	13,888	637,320
UTStarcom, Inc.*	27,776	840,224
Varco International, Inc.*	23,808	521,157
Vectren Corp.	18,848	472,896
Viad Corp.	21,824	589,466
Vishay Intertechnology, Inc.*	38,688	718,823
W.R. Berkley Corp.	20,832	894,734
Washington Federal, Inc.	18,847	452,328
Weatherford International, Ltd.*	32,736	1,472,465
Webster Financial Corp.	12,896	606,370
Werner Enterprises, Inc.	19,840	418,624
Westar Energy, Inc.	20,832	414,765
WGL Holdings, Inc.	11,904	341,883
Wisconsin Energy Corp.	28,768	938,125
WPS Resources Corp.	8,928	413,813
York International Corp.	9,920	407,414

TOTAL COMMON STOCKS (Cost $111,699,146)		124,259,384

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$468,000	468,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $468,000)		468,000

TOTAL INVESTEMENT SECURITIES—100.2% (Cost $112,167,146)—100.2%		124,727,384
Net other assets (liabilities)—(0.2)%		(173,089)

NET ASSETS—100.0%		$124,554,295

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782
ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense		1.5%
Agriculture		0.2%
Airlines		0.1%
Auto Parts & Equipment		2.1%
Banks		6.0%
Beverages		1.3%
Biotechnology		0.8%
Building Materials		0.8%
Chemicals		3.1%
Coal		1.1%
Commercial Services		2.9%
Computers		2.0%
Distribution/Wholesale		0.4%
Diversified Financial Services		2.0%
Electric		9.0%
Electronics		1.9%
Engineering & Construction		0.4%
Entertainment		0.1%
Environmental Control		0.9%
Food		4.2%
Forest Products & Paper		1.0%
Gas		1.1%
Hand/Machine Tools		0.3%
Health Care		0.5%
Healthcare—Products		0.3%
Healthcare—Services		2.3%
Home Builders		4.0%
Home Furnishings		0.3%
Household Products/Wares		0.3%
Insurance		10.5%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.8%
Media		1.8%
Metal Fabricate/Hardware		0.7%
Miscellaneous Manufacturing		2.9%
Oil & Gas		4.5%
Oil & Gas Services		3.2%
Packaging & Containers		0.5%
Pipelines		1.2%
Real Estate Investment Trust		3.0%
Retail		3.5%
Savings & Loans		4.3%
Semiconductors		1.8%
Software		0.8%
Telecommunications		4.2%
Textiles		1.3%
Transportation		1.6%
Trucking & Leasing		0.3%
Other**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,167,146)	$124,727,384
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	96,823
Receivable for capital shares issued	5,438,316
Variation margin on futures contracts	940
Prepaid expenses	889

Total Assets	130,271,956

Liabilities:
Cash overdraft	246
Payable for investments purchased	5,514,876
Payable for capital shares redeemed	4
Advisory fees payable	64,450
Management services fees payable	12,890
Administration fees payable	2,765
Administrative services fees payable	42,973
Distribution fees payable	21,491
Other accrued expenses	57,966

Total Liabilities	5,717,661

Net Assets	$124,554,295

Net Assets consist of:
Capital	$115,476,304
Accumulated net investment income (loss)	(121,845)
Accumulated net realized gains (losses) on investments	(3,363,184)
Net unrealized appreciation (depreciation) on investments	12,563,020

Net Assets	$124,554,295

Shares of Beneficial Interest Outstanding	3,741,642

Net Asset Value (offering and redemption price per share)	$33.29

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$737,738
Interest	796

Total Investment Income	738,534

Expenses:
Advisory fees	334,266
Management services fees	66,854
Administration fees	16,501
Transfer agency and administrative service fees	245,419
Distribution fees	111,422
Custody fees	35,705
Fund accounting fees	27,654
Other fees	22,558

Total Expenses	860,379

Net Investment Income (Loss)	(121,845)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(558,742)
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	6,152,945

Net Realized and Unrealized Gains (Losses) on Investments	5,599,961

Change in Net Assets Resulting from Operations	$5,478,116

See accompanying notes to the financial statements.

28

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(121,845)	$(46,423)
Net realized gains (losses) on investments	(552,984)	2,159,171
Change in net unrealized appreciation/depreciation on investments	6,152,945	5,468,998

Change in net assets resulting from operations	5,478,116	7,581,746

Capital Transactions:
Proceeds from shares issued	331,138,131	301,526,783
Cost of shares redeemed	(262,637,449)	(271,019,561)

Change in net assets resulting from capital transactions	68,500,682	30,507,222

Change in net assets	73,978,798	38,088,968
Net Assets:
Beginning of period	50,575,497	12,486,529

End of period	$124,554,295	$50,575,497

Accumulated net investment income (loss)	$(121,845)	$—

Share Transactions:
Issued	10,216,241	11,106,482
Redeemed	(8,076,991)	(10,041,220)

Change in shares	2,139,250	1,065,262

See accompanying notes to the financial statements.

29

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.56		$23.25		$30.00

Investment Activities:
Net investment income (loss)	(0.04	)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	1.77		8.36		(6.73)

Total income (loss) from investment activities	1.73		8.31		(6.75)

Net Asset Value, End of Period	$33.29		$31.56		$23.25
Total Return	5.48	%(c)	35.74%		(22.50	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.93%		2.08%		2.25%
Net expenses(d)	1.93%		1.98%		1.98%
Net investment income (loss)(d)	(0.27)%		(0.20)%		(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$124,554		$50,575		$12,487
Portfolio turnover rate(e)	304	%(c)	1,012%		1,361	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.7%)
99 Cents Only Stores*	7,665	$116,891
Abercrombie & Fitch Co.—Class A	10,220	396,025
Activision, Inc.*	14,308	227,497
Acxiom Corp.	9,198	228,386
ADTRAN, Inc.	8,176	272,833
Alliant Techsystems, Inc.*	4,088	258,934
American Eagle Outfitters, Inc.*	7,665	221,595
Ametek, Inc.	7,154	221,059
Apogent Technologies, Inc.*	9,198	294,336
Applebee’s International, Inc.	8,687	199,975
Apria Healthcare Group, Inc.*	5,110	146,657
Aqua America, Inc.	9,709	194,665
Arthur J. Gallagher & Co.	9,709	295,639
Atmel Corp.*	50,078	296,462
Avocent Corp.*	5,110	187,741
Bank of Hawaii Corp.	5,621	254,182
Barr Laboratories, Inc.*	11,242	378,855
Beckman Coulter, Inc.	6,643	405,223
Blyth, Inc.	4,599	158,620
Boyd Gaming Corp.	7,154	190,082
Brink’s Co.	6,132	210,021
Brinker International, Inc.*	10,220	348,706
Brown & Brown, Inc.	7,154	308,337
C.H. Robinson Worldwide, Inc.	9,198	421,636
Cabot Microelectronics Corp.*	2,555	78,209
Career Education Corp.*	10,731	488,905
Caremark Rx, Inc.*	1	23
Carlisle Cos., Inc.	3,066	190,859
Carmax, Inc.*	10,731	234,687
Catalina Marketing Corp.*	5,621	102,808
CDW Corp.	8,687	553,883
Cephalon, Inc.*	6,132	331,128
Ceridian Corp.*	15,841	356,423
Certegy, Inc.	6,643	257,748
Charles River Laboratories International, Inc.*	5,110	249,726
Chico’s FAS, Inc.*	9,198	415,382
Choicepoint, Inc.*	9,198	419,981
Church & Dwight, Inc.	4,088	187,149
Cincinnati Bell, Inc.*	26,061	115,711
City National Corp.	5,110	335,727
Claire’s Stores, Inc.	10,220	221,774
Coach, Inc.*	19,929	900,592
Cognizant Technology Solutions Corp.*	13,286	337,597
Commerce Bancorp, Inc.	8,176	449,762
Compass Bancshares, Inc.	12,775	549,324
Copart, Inc.*	9,709	259,230
Corinthian Colleges, Inc.*	9,709	240,201
Covance, Inc.*	6,643	256,287
Coventry Health Care, Inc.*	9,198	449,782
Cree Research, Inc.*	7,665	178,441
CSG Systems International, Inc.*	5,621	116,355
Cullen/Frost Bankers, Inc.	5,621	251,540
Cypress Semiconductor Corp.*	12,775	181,277
CYTYC Corp.*	11,753	298,174
DENTSPLY International, Inc.	8,687	452,593
DeVry, Inc.*	7,665	210,174
Diebold, Inc.	7,665	405,249
Dollar Tree Stores, Inc.*	11,753	322,385
Donaldson Co., Inc.	9,198	269,501
DPL, Inc.	13,286	258,014
DST Systems, Inc.*	8,687	417,758
Dun & Bradstreet Corp.*	7,665	413,221
Eaton Vance Corp.	7,154	273,354
Education Management Corp.*	7,665	251,872
Edwards Lifesciences Corp.*	6,132	213,700
Energizer Holdings, Inc.*	8,687	390,914
Equitable Resources, Inc.	6,643	343,510
Expeditors International of Washington, Inc.*	11,242	555,468
Fair, Isaac & Co., Inc.	7,665	255,858
Fastenal Co.	8,176	464,642
First Health Group Corp.*	9,709	151,557
FMC Technologies, Inc.*	7,154	206,035
Gartner Group, Inc.*	13,797	182,396
Gentex Corp.	8,176	324,423
Gilead Sciences, Inc.*	22,484	1,506,429
Graco, Inc.	7,154	222,132
Grant Prideco, Inc.*	12,775	235,827
GreenPoint Financial Corp.	13,797	547,741
GTECH Holdings Corp.	6,132	283,974
Harman International Industries, Inc.	7,154	651,014
Harte-Hanks, Inc.	9,198	224,523
Henry (Jack) & Associates, Inc.	9,709	195,151
Henry Schein, Inc.*	4,599	290,381
Herman Miller, Inc.	7,665	221,825
Hillenbrand Industries, Inc.	6,643	401,569
HNI Corp.	6,132	259,568
Hormel Foods Corp.	14,819	460,871
Hubbell, Inc.—Class B	6,643	310,295
IMC Global, Inc.	12,264	164,338
Integrated Circuit Systems, Inc.*	7,665	208,181
International Rectifier Corp.*	7,154	296,319
International Speedway Corp.	5,621	273,405
Investors Financial Services Corp.	7,154	311,771
ITT Educational Services, Inc.*	4,599	174,854
IVAX Corp.*	20,951	502,614
J.B. Hunt Transport Services, Inc.	8,687	335,144
Jacobs Engineering Group, Inc.*	6,132	241,478
JetBlue Airways Corp.*	10,731	315,277
Korn/Ferry International*	4,088	79,185
Krispy Kreme Doughnuts, Inc.*	6,643	126,815
Lam Research Corp.*	14,308	383,455
Lee Enterprises, Inc.	4,599	220,798
Legg Mason, Inc.	7,154	651,085
LifePoint Hospitals, Inc.*	4,088	152,155
Lincare Holdings, Inc.*	10,731	352,621
LTX Corp.*	6,643	71,811
Lyondell Chemical Co.	18,907	328,793
Macromedia, Inc.*	7,154	175,631
Macrovision Corp.*	5,110	127,903
Mandalay Resort Group	7,154	491,050
Mentor Graphics Corp.*	7,154	110,672
Michaels Stores, Inc.	7,154	393,470
Micrel, Inc.*	9,709	117,964
Microchip Technology, Inc.	21,973	693,029
Murphy Oil Corp.	9,709	715,553
National Instruments Corp.	8,176	250,594
Network Associates, Inc.*	17,374	314,991
Nordson Corp.	3,577	155,134

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.*	5,621	$254,069
Olin Corp.	7,154	126,053
Omnicare, Inc.	10,731	459,394
Outback Steakhouse, Inc.	7,665	317,024
Oxford Health Plans, Inc.	8,687	478,133
Pacific Sunwear of California, Inc.*	8,176	160,004
Packaging Corp. of America	11,242	268,684
Par Pharmaceutical Cos., Inc.*	3,577	125,946
Patterson Dental Co.*	7,154	547,209
Patterson-UTI Energy, Inc.	8,687	290,233
Perrigo Co.	7,665	145,405
Petsmart, Inc.	15,330	497,460
Plains Exploration & Production Co.*	8,176	150,030
Plantronics, Inc.*	5,110	215,131
Protein Design Labs, Inc.*	9,709	185,733
Rayonier, Inc.	5,110	227,140
Reader’s Digest Association, Inc.	10,220	163,418
Regis Corp.	4,599	205,069
Renal Care Group, Inc.*	7,154	237,012
Rent-A-Center, Inc.*	8,687	260,002
Retek, Inc.*	6,132	37,650
Reynolds & Reynolds Co.	7,154	165,472
Rollins, Inc.	4,599	105,823
Ross Stores, Inc.	15,841	423,906
RSA Security, Inc.*	6,643	135,982
Ruby Tuesday, Inc.	7,154	196,377
Sandisk Corp.*	16,863	365,758
SEI Investments Co.	10,731	311,628
Semtech Corp.*	8,176	192,463
Sepracor, Inc.*	9,198	486,574
Silicon Laboratories, Inc.*	5,621	260,533
Silicon Valley Bancshares*	3,577	141,828
Smith International, Inc.*	11,242	626,854
Sotheby’s Holdings, Inc.—Class A*	6,643	106,022
Stericycle, Inc.*	4,599	237,952
Synopsys, Inc.*	16,352	464,887
TCF Financial Corp.	7,665	444,953
The Cheesecake Factory, Inc.*	5,621	223,660
The Scotts Co.—Class A*	3,577	228,498
Thor Industries, Inc.	6,132	205,177
Timberland Co.—Class A*	3,577	231,038
Titan Corp.*	8,687	112,757
Tootsie Roll Industries, Inc.	5,621	182,683
Transaction Systems Architects, Inc.*	4,088	88,015
Tupperware Corp.	6,132	119,145
United Dominion Realty Trust, Inc.REIT	13,286	262,797
Valassis Communications, Inc.*	5,621	171,272
Valeant Pharmaceuticals International	8,687	173,740
Valspar Corp.	5,621	283,523
Varian Medical Systems, Inc.*	7,154	567,670
Varian, Inc.*	3,577	150,771
Vertex Pharmaceuticals, Inc.*	8,176	88,628
VISX, Inc.*	5,110	136,539
Waddell & Reed Financial, Inc.	8,687	192,070
Washington Post Co.—Class B	1,022	950,470
Westamerica Bancorporation	3,577	187,614
Western Gas Resources, Inc.	8,176	265,556
Westwood One, Inc.*	10,220	243,236
Whole Foods Market, Inc.	6,643	634,074
Williams-Sonoma, Inc.*	12,264	404,221
Wilmington Trust Corp.	7,154	266,272
Wind River Systems, Inc.*	8,687	102,159
XTO Energy, Inc.	27,083	806,802
Zebra Technologies Corp.*	5,110	444,570

TOTAL COMMON STOCKS (Cost $46,828,228)		53,893,824

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$162,000	162,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $162,000)		162,000

TOTAL INVESTMENT SECURITIES (Cost $46,990,228)—100.0%		54,055,824)
Net other assets (liabilities) —NM		(5,962)

NET ASSETS—100.0%		$54,049,862

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782
ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.6%
Aerospace/Defense		0.7%
Airlines		0.6%
Apparel		2.1%
Banks		5.9%
Biotechnology		0.8%
Chemicals		1.8%
Commercial Services		4.5%
Communication Services		0.8%
Computers		5.2%
Distribution/Wholesale		1.9%
Diversified Financial Services		2.1%
Electric		0.5%
Electronic Components & Equipment		1.7%
Electronics		0.9%
Engineering & Construction		0.4%
Entertainment		1.3%
Environmental Control		0.4%
Food		2.4%
Forest Products & Paper		0.4%
Healthcare—Products		6.7%
Healthcare—Services		3.8%
Home Furnishings		1.2%
Household Products/Wares		1.3%
Insurance		1.1%
Internet		1.5%
Leisure Time		0.4%

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Lodging	1.3%
Machinery—Diversified	1.5%
Media	2.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.9%
Oil & Gas	3.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.5%
Pharmaceuticals	7.8%
Pipelines	1.1%
Real Estate Investment Trust	0.5%
Retail	11.0%
Savings & Loan	1.0%
Semiconductors	5.3%
Software	4.2%
Telecommunications	1.1%
Transportation	2.4%
Water	0.4%
Other**	0.3%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

33

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $46,990,228)	$54,055,824
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	16,729
Receivable for capital shares issued	2,074,220
Variation margin on futures contracts	940
Prepaid expenses	361

Total Assets	56,155,678

Liabilities:
Cash overdraft	231
Payable for investments purchased	2,004,551
Payable for capital shares redeemed	4
Advisory fees payable	31,080
Management services fees payable	6,216
Administration fees payable	1,333
Administrative services fees payable	20,726
Distribution fees payable	10,367
Other accrued expenses	31,308

Total Liabilities	2,105,816

Net Assets	$54,049,862

Net Assets consist of:
Capital	$49,414,891
Accumulated net investment income (loss)	(281,389)
Accumulated net realized gains (losses) on investments	(2,152,018)
Net unrealized appreciation (depreciation) on investments	7,068,378

Net Assets	$54,049,862

Shares of Beneficial Interest Outstanding	1,743,467

Net Asset Value (offering and redemption price per share)	$31.00

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$168,466
Interest	759

Total Investment Income	169,225

Expenses:
Advisory fees	172,771
Management services fees	34,555
Administration fees	8,033
Transfer agency and administrative service fees	127,009
Distribution fees	57,590
Custody fees	23,457
Fund accounting fees	14,868
Other fees	12,331

Total Expenses	450,614

Net Investment Income (Loss)	(281,389)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	934,585
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	(1,426,833)

Net Realized and Unrealized Gains (Losses) on Investments	(486,490)

Change in Net Assets Resulting from Operations	$(767,879)

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(281,389)	$(418,644)
Net realized gains (losses) on investments	940,343	453,449
Change in net unrealized appreciation/depreciation on investments	(1,426,833)	7,368,754

Change in net assets resulting from operations	(767,879)	7,403,559

Distributions to Shareholders From:
Net realized gains on investments	—	(122,706)

Change in net assets resulting from distributions	—	(122,706)

Capital Transactions:
Proceeds from shares issued	220,854,238	232,374,928
Dividends reinvested	—	122,706
Cost of shares redeemed	(212,597,513)	(208,281,609)

Change in net assets resulting from capital transactions	8,256,725	24,216,025

Change in net assets	7,488,846	31,496,878
Net Assets:
Beginning of period	46,561,016	15,064,138

End of period	$54,049,862	$46,561,016

Accumulated net investment income (loss)	$(281,389)	$—

Share Transactions:
Issued	7,151,136	8,976,347
Reinvested	—	4,136
Redeemed	(6,969,956)	(8,063,101)

Change in shares	181,180	917,382

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.80		$23.36		$30.00

Investment Activities:
Net investment income (loss)	(0.19	)(b)	(0.35	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	1.39	(c)	6.87		(6.43)

Total income (loss) from investment activities	1.20		6.52		(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.08)		—
Net Asset Value, End of Period	$31.00		$29.80		$23.36
Total Return	4.03	%(d)	27.91%		(22.13	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.96%		2.02%		2.22%
Net expenses(e)	1.96%		1.98%		1.98%
Net investment income (loss)(e)	(1.22)%		(1.31)%		(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$54,050		$46,561		$15,064
Portfolio turnover rate(f)	510	%(d)	678%		1,594	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc.*	8,024	$191,934
A.M. Castle & Co.*	9,027	97,040
A.T. Cross Co.—Class A*	9,027	43,059
AAR Corp.*	19,057	216,297
ABM Industries, Inc.	29,087	566,324
Actel Corp.*	15,045	278,332
Action Performance Companies, Inc.	11,033	166,267
Adaptec, Inc.*	64,192	543,064
Advanced Marketing Services, Inc.	11,033	142,436
Aeroflex, Inc.*	43,129	618,039
Agilysys, Inc.	19,057	262,796
Albany International Corp.—Class A	19,057	639,553
Alliance Semiconductor Corp.*	21,063	125,325
Alpharma, Inc.	31,093	636,785
American Italian Pasta Co.	11,033	336,286
American States Water Co.	9,027	209,787
AMERIGROUP Corp.*	14,042	690,866
Analogic Corp.	8,024	340,458
Anchor BanCorp Wisconsin, Inc.	13,039	344,751
Angelica Corp.	5,015	125,927
Anixter International, Inc.	21,063	716,774
Apogee Enterprises, Inc.	16,048	166,899
Applica, Inc.*	14,042	124,974
Applied Industrial Technologies, Inc.	11,033	332,314
AptarGroup, Inc.	21,063	920,243
Arch Chemicals, Inc.	14,042	404,690
Arkansas Best Corp.	15,045	495,281
ArQule, Inc.*	17,051	89,859
Ashworth, Inc.*	8,024	66,679
Astec Industries, Inc.*	12,036	226,638
Atlantic Coast Airlines Holdings, Inc.*	26,078	149,688
Atmos Energy Corp.	31,093	795,670
Atwood Oceanics, Inc.*	8,024	335,002
Audiovox Corp.—Class A*	13,039	220,098
Avista Corp.	28,084	517,307
Aztar Corp.*	20,060	561,680
BankUnited Financial Corp.—Class A*	18,054	465,793
Barnes Group, Inc.	13,039	377,870
Bassett Furniture Industries, Inc.	7,021	152,777
Belden, Inc.	15,045	322,415
Bell Microproducts, Inc.*	16,048	129,828
Benchmark Electronics, Inc.*	24,072	700,495
Black Box Corp.	10,030	474,018
Boston Communications Group, Inc.*	11,033	113,088
Boston Private Financial Holdings, Inc.	16,048	371,672
Bowne & Co., Inc.	20,060	317,951
Brookline Bancorp, Inc.	34,102	500,276
Brooktrout, Inc.—Class B*	8,024	86,739
Brown Shoe Company, Inc.	11,033	451,581
Brush Wellman, Inc.*	10,030	189,567
Buckeye Technologies, Inc.*	22,066	253,759
Building Materials Holding Corp.	8,024	151,894
Burlington Coat Factory Warehouse Corp.	26,078	503,305
C&D Technologies, Inc.	15,045	268,252
C-COR.net Corp.*	25,075	258,022
Cable Design Technologies Corp.*	25,075	265,795
CACI International, Inc.—Class A*	17,051	689,542
Cambrex Corp.	15,045	379,585
Capital AutomotiveREIT	21,063	617,778
Captaris, Inc.*	19,057	123,108
Caraustar Industries, Inc.*	17,051	240,590
Carpenter Technology Corp.	13,039	443,978
Cascade Natural Gas Corp.	7,021	154,953
Casey’s General Stores, Inc.	29,087	532,292
Cash America International, Inc.	17,051	392,173
Cato Corp.—Class A	12,036	270,208
CDI Corp.	11,033	381,742
Central Parking Corp.	21,063	393,667
Central Vermont Public Service Corp.	7,021	143,860
CH Energy Group, Inc.	9,027	419,214
Checkpoint Systems, Inc.*	22,066	395,643
Chemed Corp.	7,021	340,519
Chesapeake Corp.	11,033	294,360
Chittenden Corp.	22,066	775,620
Ciber, Inc.*	35,105	288,563
Cima Labs, Inc.*	9,027	304,481
Cimarex Energy Co.*	24,072	727,697
CLECO Corp.	28,084	504,950
Cleveland-Cliffs, Inc.*	6,018	339,355
Coachmen Industries, Inc.	9,027	144,342
Coherent, Inc.*	18,054	538,912
Cohu, Inc.	13,039	248,263
Colonial Properties TrustREIT	16,048	618,329
Commercial Federal Corp.	24,072	652,351
Commercial Metals Co.	17,051	553,305
Commercial NET Lease RealtyREIT	30,090	517,548
Commonwealth Industries, Inc.*	9,027	93,339
Concord Camera Corp.*	17,051	56,268
CONMED Corp.*	17,051	467,197
Consolidated Graphics, Inc.*	8,024	353,457
Corn Products International, Inc.	21,063	980,482
Cross Country Healthcare, Inc.*	19,057	345,885
Cryolife, Inc.*	14,042	74,001
CTS Corp.	21,063	254,020
Cubic Corp.	16,048	335,885
Curative Health Services, Inc.*	8,024	69,488
Curtiss-Wright Corp.	12,036	676,303
Datascope Corp.	9,027	358,282
Delphi Financial Group, Inc.—Class A	18,054	803,402
Department 56, Inc.*	8,024	123,570
Digi International, Inc.*	13,039	139,778
DIMON, Inc.	26,078	149,166
Downey Financial Corp.	16,048	854,557
Dress Barn, Inc.*	17,051	291,913
Drill-Quip, Inc.*	10,030	187,561
DRS Technologies, Inc.*	15,045	479,936
Duane Reade, Inc.*	14,042	229,306
DuPont Photomasks, Inc.*	11,033	224,301
EDO Corp.	12,036	290,308
eFunds Corp.*	28,084	491,470
El Paso Electric Co.*	28,084	433,617
Electro Scientific Industries, Inc.*	16,048	454,319
EMCOR Group, Inc.*	9,027	397,007
Energen Corp.	21,063	1,010,814
Enesco Group, Inc.*	8,024	71,895
Entertainment Properties TrustREIT	13,039	466,014
EPIQ Systems, Inc.*	10,030	145,435
ESS Technology, Inc.*	23,069	247,069
Esterline Technologies Corp.*	12,036	355,423
Exar Corp.*	24,072	352,895

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Fedders Corp.	18,054	$78,535
Financial Federal Corp.*	10,030	353,658
First Republic Bank	9,027	388,883
FirstFed Financial Corp.*	10,030	417,248
Flagstar Bancorp, Inc.	36,108	717,827
Flowers Foods, Inc.	26,078	681,940
Frontier Airlines, Inc.*	21,063	229,165
Fuller (H.B.) Co.	17,051	484,249
G&K Services, Inc.	12,036	483,726
Gables Residential TrustREIT	17,051	579,393
Gardner Denver, Inc.*	12,036	335,804
GenCorp, Inc.	26,078	349,184
General Communication, Inc.—Class A*	33,099	262,806
Gerber Scientific, Inc.*	13,039	92,055
Glenborough Realty Trust, Inc.REIT	19,057	349,696
Goody’s Family Clothing, Inc.	19,057	197,621
Great Atlantic & Pacific Tea Co.*	23,069	176,709
Green Mountain Power Corp.	3,009	78,535
Group 1 Automotive, Inc.*	13,039	433,026
Gymboree Corp.*	18,054	277,309
Haggar Corp.	4,012	80,842
Hain Celestial Group, Inc.*	21,063	381,240
Hancock Fabrics, Inc.	11,033	140,671
Haverty Furniture Companies, Inc.	13,039	227,922
Hooper Holmes, Inc.	38,114	218,774
Hughes Supply, Inc.	18,054	1,063,923
Hutchinson Technology, Inc.*	15,045	369,957
IHOP Corp.	13,039	466,275
IMCO Recycling, Inc.*	9,027	119,337
Information Holdings, Inc.*	12,036	329,425
Insight Enterprises, Inc.*	28,084	498,772
Insituform Technologies, Inc.—Class A*	16,048	261,101
Insurance Auto Auctions, Inc.*	7,021	119,357
Interface, Inc.*	30,090	262,686
Intermet Corp.	15,045	64,694
Internet Security Systems, Inc.*	28,084	430,808
Invacare Corp.	18,054	807,375
Investment Technology Group, Inc.*	26,078	333,538
Ionics, Inc.*	13,039	368,352
Irwin Financial Corp.	17,051	450,146
J&J Snack Foods Corp.*	5,015	204,762
Jack in the Box, Inc.*	21,063	625,571
JAKKS Pacific, Inc.*	15,045	312,785
JDA Software Group, Inc.*	17,051	224,562
JLG Industries, Inc.	26,078	362,223
Jo-Ann Stores, Inc.*	13,039	383,347
K2, Inc.*	24,072	377,931
Kaman Corp.—Class A	13,039	182,416
Kansas City Southern Industries, Inc.*	37,111	575,221
Kellwood Co.	16,048	698,890
Kilroy Realty Corp.REIT	17,051	581,439
Kirby Corp.*	14,042	546,234
La-Z-Boy, Inc.	30,090	541,018
Laclede Group, Inc.	12,036	329,907
LandAmerica Financial Group, Inc.	11,033	429,515
Landry’s Restaurants, Inc.	16,048	479,675
Lawson Products, Inc.	6,018	229,587
Lennox International, Inc.	34,102	617,246
Lexington Corporate Properties TrustREIT	28,084	559,152
Libbey, Inc.	8,024	222,746
Linens ‘n Things, Inc.*	26,078	764,346
Lone Star Steakhouse & Saloon, Inc.	12,036	327,259
Lone Star Technologies, Inc.*	17,051	469,926
Longs Drug Stores Corp.	22,066	526,715
Lydall, Inc.*	9,027	88,194
M.D.C. Holdings, Inc.	19,057	1,212,215
MAF Bancorp, Inc.	19,057	813,353
MagneTek, Inc.*	17,051	142,205
ManTech International Corp.—Class A*	19,057	357,700
Marcus Corp.	17,051	294,130
Material Sciences Corp.*	8,024	85,456
Maximus, Inc.*	13,039	462,363
Meade Instruments Corp.*	12,036	38,395
Meritage Corp.*	8,024	552,051
Mesa Air Group, Inc.*	19,057	154,171
Methode Electronics, Inc.—Class A	21,063	273,187
Mobile Mini, Inc.*	8,024	227,962
Moog, Inc.—Class A*	15,045	558,320
Movie Gallery, Inc.	20,060	392,173
Mueller Industries, Inc.	20,060	718,148
Myers Industries, Inc.	18,054	254,561
Nasch-Finch Co.	7,021	175,736
National Presto Industries, Inc.	4,012	165,415
Nautilus Group, Inc.	19,057	371,802
NCO Group, Inc.*	18,054	481,861
Network Equipment Technologies, Inc.*	14,042	114,583
New Jersey Resources Corp.	16,048	667,276
Northwest Natural Gas Co.	16,048	489,464
NUI Corp.	9,027	131,794
NYFIX, Inc.*	19,057	93,189
O’Charley’s, Inc.*	12,036	206,899
Oceaneering International, Inc.*	15,045	515,290
Offshore Logistics, Inc.*	13,039	366,657
OM Group, Inc.*	17,051	562,855
On Assignment, Inc.*	15,045	88,766
Orthodontic Centers of America, Inc.*	29,087	238,223
Osteotech, Inc.*	10,030	65,095
Owens & Minor, Inc.	23,069	597,487
PAREXEL International Corp.*	15,045	297,891
Park Electrochemical Corp.	12,036	303,909
Paxar Corp.*	23,069	450,307
PC-Tel, Inc.*	12,036	142,025
Pegasus Systems, Inc.*	14,042	184,371
Penford Corp.	5,015	88,013
Pep Boys-Manny, Moe & Jack	35,105	889,913
Performance Food Group Co.*	27,081	718,730
Pericom Semiconductor Corp.*	15,045	161,132
Philadelphia Consolidated Holding Corp.*	13,039	783,252
Phillips-Van Heusen Corp.	18,054	347,540
Phoenix Technologies, Ltd.*	14,042	98,154
Photronics, Inc.*	19,057	360,939
Piedmont Natural Gas Company, Inc.	22,066	942,218
Pinnacle Entertainment, Inc.*	21,063	265,604
Pinnacle Systems, Inc.*	40,120	286,858
Piper Jaffray*	12,036	544,388
Planar Systems, Inc.*	9,027	120,872
PolyOne Corp.*	54,162	402,965
Pope & Talbot, Inc.	9,027	178,464
Presidential Life Corp.	17,051	307,259

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PRG-Schultz International, Inc.*	36,108	$197,511
Prime Hospitality Corp.*	26,078	276,948
ProAssurance Corp.*	17,051	581,610
Provident Bankshares Corp.	19,057	549,604
Province Healthcare Co.*	29,087	498,842
QRS Corp.*	9,027	59,127
Quaker Chemical Corp.	6,018	166,217
Quanex Corp.	10,030	488,461
Radiant Systems, Inc.*	15,045	70,561
RadiSys Corp.*	11,033	204,883
Ralcorp Holdings, Inc.*	17,051	600,195
Regal-Beloit Corp.	14,042	312,575
RehabCare Group, Inc.*	9,027	240,389
Reliance Steel & Aluminum Co.	19,057	768,378
Remington Oil & Gas Corp.*	16,048	378,733
Republic Bancorp, Inc.	37,111	515,843
Riggs National Corp.	17,051	360,117
RLI Corp.	15,045	549,143
Robbins & Myers, Inc.	8,024	180,139
Rock-Tenn Co.	21,063	357,018
Roxio, Inc.*	20,060	98,495
RTI International Metals, Inc.*	12,036	191,974
Rudolph Technologies, Inc.*	10,030	182,446
Russ Berrie & Company, Inc.	12,036	233,859
Russell Corp.	19,057	342,264
Ryans Restaurant Group, Inc.*	25,075	396,185
Ryerson Tull, Inc.	15,045	238,915
Savient Pharmaceuticals, Inc.*	35,105	87,060
School Specialty, Inc.*	11,033	400,608
Schulman (A.), Inc.	18,054	387,980
Schweitzer-Mauduit International, Inc.	9,027	276,497
SCM Microsystems, Inc.*	9,027	58,676
SCPIE Holdings, Inc.	6,018	54,764
Seacoast Financial Services Corp.	18,054	624,668
SEACOR SMIT, Inc.*	11,033	484,680
Selective Insurance Group, Inc.	16,048	639,994
Shaw Group, Inc.*	37,111	375,934
Shopko Stores, Inc.*	17,051	241,101
Shurgard Storage Centers, Inc.—Class AREIT	27,081	1,012,830
Skyline Corp.	5,015	203,860
SkyWest, Inc.	34,102	593,716
Skyworks Solutions, Inc.*	87,261	761,788
Smith (A.O.) Corp.	17,051	542,051
Sola International, Inc.*	19,057	328,352
Sourcecorp*	9,027	248,423
South Financial Group, Inc.	35,105	994,876
Southern Union Co.*	43,129	909,159
Southwest Gas Corp.	20,060	484,048
Spherion Corp.*	35,105	355,965
Spinnaker Exploration Co.*	20,060	789,962
SPSS, Inc.*	10,030	180,239
Standard Microsystems Corp.*	11,033	257,290
Standard Motor Products, Inc.	12,036	177,290
Standard Pacific Corp.	20,060	988,958
Standard Register Co.	17,051	202,907
Standex International Corp.	7,021	190,971
Steel Dynamics, Inc.*	29,087	832,760
Steel Technologies, Inc.	7,021	155,024
Sterling Bancshares, Inc.	26,078	370,047
Sterling Financial Corp.*	13,039	415,553
Stewart & Stevenson Services, Inc.	17,051	305,554
Stewart Information Services Corp.	11,033	372,584
Stone Energy Corp.*	16,048	733,072
Stride Rite Corp.	23,069	254,451
Sunrise Assisted Living, Inc.*	12,036	471,089
Supertex, Inc.*	8,024	131,112
Susquehanna Bancshares, Inc.	27,081	681,358
Swift Energy Co.*	16,048	354,019
SWS Group, Inc.	10,030	153,459
Symmetricom, Inc.*	26,078	232,094
TBC Corp.*	13,039	310,328
Technitrol, Inc.*	24,072	527,177
Texas Industries, Inc.	12,036	495,522
The Men’s Wearhouse, Inc.*	21,063	555,853
Theragenics Corp.*	18,054	83,409
Thomas Industries, Inc.	10,030	332,996
THQ, Inc.*	23,069	528,279
Three-Five Systems, Inc.*	12,036	61,384
Timken Co.	52,156	1,381,612
Tollgrade Communications, Inc.*	8,024	85,215
Too, Inc.*	20,060	335,002
Tower Automotive, Inc.*	34,102	124,131
Tredegar Corp.	22,066	355,925
Triumph Group, Inc.*	9,027	288,232
UGI Corp.	30,090	965,890
UICI*	27,081	644,799
UIL Holdings Corp.	8,024	390,689
Ultimate Electronics, Inc.*	9,027	44,593
Ultratech Stepper, Inc.*	14,042	228,604
Umpqua Holdings Corp.	17,051	357,900
Unisource Energy Corp.	20,060	498,491
United Bankshares, Inc.	25,075	814,938
United Stationers, Inc.*	20,060	796,784
Universal Forest Products, Inc.	10,030	323,468
URS Corp.*	25,075	687,055
US Oncology, Inc.*	50,150	738,208
USF Corp.	16,048	563,766
Valmont Industries, Inc.	14,042	321,562
Veritas DGC, Inc.*	20,060	464,389
Verity, Inc.*	22,066	298,112
Viasys Healthcare, Inc.*	18,054	377,509
Vital Signs, Inc.	7,021	203,890
Volt Information Sciences, Inc.*	9,027	284,441
W-H Energy Services, Inc.*	16,048	314,541
Waste Connections, Inc.*	25,076	743,739
Watsco, Inc.	16,048	450,467
Watts Industries, Inc.—Class A	19,057	513,586
Wausau-Mosinee Paper Corp.	30,090	520,556
Waypoint Financial Corp.	19,057	525,783
Wellman, Inc.	19,057	154,933
Wet Seal, Inc.—Class A*	18,054	94,422
Whitney Holding Corp.	24,072	1,075,297
Wolverine Tube, Inc.*	7,021	76,529
Woodward Governor Co.	7,021	506,284
World Acceptance Corp.*	11,033	202,235
Yellow Roadway Corp.*	28,084	1,119,428
Zale Corp.*	30,090	820,253
Zenith National Insurance Corp.	11,033	536,204

TOTAL COMMON STOCKS (Cost $122,217,402)		137,593,992

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$305,000	$305,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $305,000)		305,000

TOTAL INVESTMENT SECURITIES (Cost $122,522,402)—100.1%		137,898,992
Net other assets (liabilities)—(0.1)%		(102,140)

NET ASSETS—100.0%		$137,796,852

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense		2.3%
Agriculture		0.1%
Airlines		0.8%
Apparel		1.5%
Auto Parts & Equipment		0.5%
Banks		6.6%
Biotechnology		0.4%
Building Materials		1.2%
Chemicals		1.9%
Commercial Services		3.5%
Computers		1.5%
Distribution/Wholesale		2.4%
Diversified Financial Services		1.2%
Electric		2.2%
Electrical Components & Equipment		0.5%
Electronics		4.3%
Engineering & Construction		1.0%
Entertainment		0.2%
Environmental Control		0.9%
Food		3.1%
Forest Products & Paper		1.3%
Gas		4.9%
Hand/Machine Tools		0.2%
Healthcare—Products		2.3%
Healthcare—Services		2.1%
Home Builders		2.3%
Home Furnishings		0.7%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		4.1%
Internet		0.7%
Iron/Steel		2.1%
Leisure Time		0.7%
Lodging		0.8%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.6%
Media		0.4%
Medical—Biomedical/Genetic		0.1%
Metal Fabricate/Hardware		3.1%
Mining		0.3%
Miscellaneous Manufacturing		2.0%
Office/Business Equipment		0.2%
Oil & Gas		2.8%
Oil & Gas Services		1.6%
Packaging & Containers		0.2%
Pharmaceuticals		0.7%
Real Estate Investment Trust		3.8%
Retail		8.8%
Savings & Loans		3.8%
Semiconductors		2.6%
Software		1.9%
Storage/Warehousing		0.2%
Telecommunications		2.8%
Textiles		0.4%
Toys/Games/Hobbies		0.4%
Transportation		2.7%
Water		0.2%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $122,522,402)	$137,898,992
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	77,067
Receivable for investments sold	156,589
Receivable for capital shares issued	6,899,504
Variation margin on futures contracts	440
Prepaid expenses	758

Total Assets	145,041,124

Liabilities:
Cash overdraft	394
Payable for investments purchased	7,043,518
Payable for capital shares redeemed	6
Advisory fees payable	58,429
Management services fees payable	11,686
Administration fees payable	2,509
Administrative services fees payable	38,964
Distribution fees payable	19,491
Other accrued expenses	69,275

Total Liabilities	7,244,272

Net Assets	$137,796,852

Net Assets consist of:
Capital	$129,846,272
Accumulated net investment income (loss)	(339,510)
Accumulated net realized gains (losses) on investments	(7,091,372)
Net unrealized appreciation (depreciation) on investments	15,381,462

Net Assets	$137,796,852

Shares of Beneficial Interest Outstanding	4,390,003

Net Asset Value (offering and redemption price per share)	$31.39

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$595,918
Interest	939

Total Investment Income	596,857

Expenses:
Advisory fees	357,130
Management services fees	71,427
Administration fees	18,855
Transfer agency and administrative service fees	262,559
Distribution fees	119,043
Custody fees	51,604
Fund accounting fees	30,478
Other fees	25,271

Total Expenses	936,367

Net Investment Income (Loss)	(339,510)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,198,679)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,620,660

Net Realized and Unrealized Gains (Losses) on Investments	426,929

Change in Net Assets Resulting from Operations	$87,419

See accompanying notes to the financial statements.

41

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(339,510)	$(345,470)
Net realized gains (losses) on investments	(2,193,731)	(11,205)
Change in net unrealized appreciation/depreciation on investments	2,620,660	11,854,371

Change in net assets resulting from operations	87,419	11,497,696

Capital Transactions:
Proceeds from shares issued	558,683,185	495,634,985
Cost of shares redeemed	(568,147,784)	(389,124,083)

Change in net assets resulting from capital transactions	(9,464,599)	106,510,902

Change in net assets	(9,377,180)	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$137,796,852	$147,174,032

Accumulated net investment income (loss)	$(339,510)	$—

Share Transactions:
Issued	18,441,165	19,628,028
Redeemed	(19,131,002)	(15,903,875)

Change in shares	(689,837)	3,724,153

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.11	)(b)	(0.22	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	2.53		7.68		(8.40)

Total income (loss) from investment activities	2.42		7.46		(8.49)

Net Asset Value, End of Period	$31.39		$28.97		$21.51

Total Return	8.35	%(c)	34.68%		(28.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	19.7%		2.08%		2.45%
Net expenses(d)	1.97%		1.98%		1.98%
Net investment income (loss)(d)	(0.71)%		(0.87)%		(0.61)%
Supplemental Data:
Net assets, end of period (000’s)	$137,797		$147,174		$29,165
Portfolio turnover rate(e)	509	%(c)	906%		1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Aaron Rents, Inc.	17,010	$563,711
Accredo Health, Inc.*	25,515	993,809
Acuity Brands, Inc.	21,870	590,490
Administaff, Inc.*	14,580	242,028
Advanced Energy Industries, Inc.*	17,010	267,397
Advanced Medical Optics, Inc.*	15,795	672,393
ADVO, Inc.	15,795	519,971
American Healthways, Inc.*	17,010	452,806
American Medical Systems Holdings, Inc.*	17,010	573,237
AmSurg Corp.*	15,795	396,928
ANSYS, Inc.*	8,505	399,735
Arbitron, Inc.*	15,795	576,833
Arctic Cat, Inc.	10,935	301,041
Argosy Gaming Co.*	15,795	593,892
Armor Holdings, Inc.*	17,010	578,340
Artesyn Technologies, Inc.*	20,655	185,895
ArthroCare Corp.*	10,935	317,990
ATMI, Inc.*	17,010	464,543
Avid Technology, Inc.*	17,010	928,235
Axcelis Technologies, Inc.*	52,245	649,928
Baldor Electric Co.	17,010	397,184
Bally Total Fitness Holding Corp.*	18,225	91,125
BEI Technologies, Inc.	7,290	206,380
Bel Fuse, Inc.—Class B	6,075	253,328
Biolase Technology, Inc.*	13,365	179,893
Biosite Diagnostics, Inc.*	8,505	382,045
Brady Corp.—Class A	12,150	560,115
Briggs & Stratton Corp.	12,150	1,073,452
Brooks Automation, Inc.*	23,085	465,163
Cabot Oil & Gas Corp.	17,010	719,523
Cal Dive International, Inc.*	20,655	626,260
CARBO Ceramics, Inc.	8,505	580,466
Carreker Corp.*	13,365	133,917
Catapult Communications Corp.*	7,290	167,670
CEC Entertainment, Inc.*	19,440	573,674
Centene Corp.*	10,935	421,544
Century Aluminum Co.*	15,795	391,558
Cerner Corp.*	18,225	812,471
Champion Enterprises, Inc.*	36,450	334,611
Christopher & Banks Corp.	19,440	344,282
Clarcor, Inc.	13,365	612,117
Cognex Corp.	24,300	935,064
Coinstar, Inc.*	10,935	240,242
Commonwealth Telephone Enterprises, Inc.*	10,935	489,560
Community First Bankshares, Inc.	19,440	625,774
Concord Communications, Inc.*	9,720	110,905
Cooper Companies, Inc.	17,010	1,074,522
Cost Plus, Inc.*	10,935	354,841
CPI Corp.	4,860	71,539
Cuno, Inc.*	8,505	453,742
Cyberonics, Inc.*	12,150	405,324
Cymer, Inc.*	19,440	727,834
Daktronics, Inc.*	9,720	242,514
Delta & Pine Land Co.	20,655	453,377
Deltic Timber Corp.	6,075	233,280
Dendrite International, Inc.*	21,870	406,345
Diagnostic Products Corp.	15,795	694,032
Dime Community Bancshares, Inc.	19,440	339,811
Dionex Corp.*	10,935	603,284
DSP Group, Inc.*	15,795	430,256
East-West Bancorp, Inc.	26,730	820,611
EGL, Inc.*	24,300	646,380
Electronics Boutique Holdings Corp.*	12,150	320,031
ElkCorp	10,935	261,784
Engineered Support Systems, Inc.	13,365	781,986
Enzo Biochem, Inc.*	15,795	236,925
Essex Property Trust, Inc.REIT	12,150	830,453
Ethan Allen Interiors, Inc.	19,440	698,090
Evergreen Resources, Inc.*	23,085	932,634
FactSet Research Systems, Inc.	15,795	746,630
FEI Co.*	17,010	406,709
Filenet Corp.*	20,655	652,078
First BanCorp	20,655	841,691
First Midwest Bancorp, Inc.	24,300	855,603
Fleetwood Enterprises, Inc.*	27,945	406,600
FLIR Systems, Inc.*	18,225	1,000,552
Florida Rock Industries, Inc.	23,085	973,494
Forward Air Corp.*	10,935	408,969
Fossil, Inc.*	37,665	1,026,371
Fred’s, Inc.	20,655	456,269
Fremont General Corp.	40,095	707,677
Frontier Oil Corp.	13,365	283,204
Genesco, Inc.*	10,935	258,394
Georgia Gulf Corp.	17,010	609,978
Global Imaging Systems, Inc.*	12,150	445,419
Global Payments, Inc.	19,440	875,188
Gold Banc Corp., Inc.	20,655	320,153
Griffon Corp.*	15,795	351,913
Guitar Center, Inc.*	13,365	594,341
Haemonetics Corp.*	13,365	396,272
Harland (John H.) Co.	14,580	427,923
Harmonic, Inc.*	37,665	320,906
Headwaters, Inc.*	18,225	472,574
Heartland Express, Inc.	26,730	731,333
Heidrick & Struggles International, Inc.*	9,720	288,490
Helix Technology Corp.	13,365	285,075
Hibbet Sporting Goods, Inc.*	12,150	332,303
Hilb, Rogal & Hamilton Co.	19,440	693,619
Hologic, Inc.*	10,935	254,239
Hot Topic, Inc.*	24,300	497,907
Hudson United Bancorp	23,085	860,609
Hydril Co.*	12,150	382,725
Hyperion Solutions Corp.*	20,655	903,036
ICU Medical, Inc.*	7,290	244,434
IDEX Corp.	26,730	918,176
IDEXX Laboratories, Inc.*	18,225	1,147,081
Imagistics International, Inc.*	8,505	301,077
Immucor, Inc.*	10,935	355,934
INAMED Corp.*	18,225	1,145,440
Input/Output, Inc.*	38,880	322,315
Integra LifeSciences Holdings*	14,580	514,236
Inter-Tel, Inc.	13,365	333,724
Intermagnetics General Corp.*	8,505	289,425
Intrado, Inc.*	8,505	136,845
Invision Technologies, Inc.*	9,720	485,028
Itron, Inc.*	10,935	250,849
J. Jill Group, Inc.*	10,935	257,957
J2 Global Communications, Inc.*	12,150	337,770
K-Swiss, Inc.—Class A	18,225	368,327

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Kaydon Corp.	14,580	$450,959
Keithley Instruments, Inc.	8,505	188,386
Knight Transportation, Inc.*	19,440	558,511
Kopin Corp.*	36,450	186,260
Kroll, Inc.*	20,655	761,756
Kronos, Inc.*	15,795	650,754
Kulicke & Soffa Industries, Inc.*	26,730	292,961
LabOne, Inc.*	8,505	270,289
Labor Ready, Inc.*	21,870	338,985
Lance, Inc.	15,795	243,243
Landstar System, Inc.*	15,795	835,082
Lindsay Manufacturing Co.	6,075	145,922
Littelfuse, Inc.*	12,150	515,282
Macdermid, Inc.	15,795	534,661
Manhattan Associates, Inc.*	15,795	487,750
Manitowoc Co.	14,580	493,533
MapInfo Corp.*	10,935	115,911
Massey Energy Co.	40,095	1,131,080
Maverick Tube Corp.*	21,870	574,307
Medicis Pharmaceutical Corp.	30,375	1,213,480
MemberWorks, Inc.*	6,075	179,942
Mentor Corp.	21,870	749,922
Mercury Computer Systems, Inc.*	10,935	271,188
Merit Medical Systems, Inc.*	13,365	212,904
MGI Pharma, Inc.*	36,450	984,515
Micros Systems, Inc.*	9,720	466,268
Microsemi Corp.*	31,590	448,894
Midas, Inc.*	8,505	147,987
Midway Games, Inc.*	36,450	419,904
Milacron, Inc.*	26,730	106,920
Monaco Coach Corp.	15,795	444,945
MRO Software, Inc.*	13,365	181,898
Multimedia Games, Inc.*	14,580	391,036
Nature’s Sunshine Products, Inc.	7,290	103,810
NBTY, Inc.*	35,235	1,035,557
NDCHealth Corp.	19,440	451,008
Nelson (Thomas), Inc.	7,290	165,775
Netegrity, Inc.*	19,440	164,462
New Century Financial Corp.	18,225	853,295
Noven Pharmaceuticals, Inc.*	12,150	267,543
NVR, Inc.*	3,645	1,764,909
Odyssey Healthcare, Inc.*	19,440	365,861
Omnova Solutions, Inc.*	20,655	125,996
OshKosh B’Gosh, Inc.—Class A	6,075	151,693
Oshkosh Truck Corp.	18,225	1,044,475
Oxford Industries, Inc.	8,505	370,478
P.F. Chang’s China Bistro, Inc.*	13,365	549,970
Panera Bread Co.*	15,795	566,725
Papa John’s International, Inc.*	9,720	287,129
Patina Oil & Gas Corp.	37,665	1,125,054
Pediatrix Medical Group, Inc.*	13,365	933,545
Pharmaceutical Product Development, Inc.*	29,160	926,413
Photon Dynamics, Inc.*	8,505	298,270
Plains Resources, Inc.*	13,365	226,537
Polaris Industries, Inc.	23,085	1,108,079
PolyMedica Corp.	14,580	452,563
Possis Medical, Inc.*	9,720	331,938
Power Integrations, Inc.*	15,795	393,296
Prima Energy Corp.*	7,290	288,465
Priority Healthcare Corp.—Class B*	23,085	529,801
Progress Software Corp.*	19,440	421,265
Quiksilver, Inc.*	30,375	723,228
RARE Hospitality International, Inc.*	18,225	453,803
Rayovac Corp.*	18,225	512,123
Regeneron Pharmaceuticals, Inc.*	29,160	307,055
ResMed, Inc.*	18,225	928,746
Respironics, Inc.*	18,225	1,070,719
Rewards Network, Inc.*	13,365	120,285
Rogers Corp.*	8,505	594,500
Roper Industries, Inc.	19,440	1,106,135
SafeNet, Inc.*	1	15
Sanderson Farms, Inc.	10,935	586,335
SBS Technologies, Inc.*	8,505	136,675
ScanSource, Inc.*	6,075	360,977
SCP Pool Corp.	18,225	820,125
Select Comfort Corp.*	19,440	552,096
SERENA Software, Inc.*	23,085	440,693
Shuffle Master, Inc.*	12,150	441,167
Sierra Health Services, Inc.*	14,580	651,726
Simpson Manufacturing Co., Inc.	13,365	750,044
Sonic Corp.*	31,590	718,672
Southwest Bancorporation of Texas, Inc.	18,225	804,087
Southwestern Energy Co.*	19,440	557,345
St. Mary Land & Exploration Co.	14,580	519,777
StarTek, Inc.	7,290	260,982
Stein Mart, Inc.*	21,870	355,606
Sturm, Ruger & Co., Inc.	14,580	176,564
SurModics, Inc.*	9,720	239,501
Sybron Dental Special, Inc.*	20,655	616,552
Take-Two Interactive Software, Inc.*	23,085	707,324
TALX Corp.	7,290	178,095
Techne Corp.*	21,870	950,252
Teledyne Technologies, Inc.*	17,010	340,540
Tetra Tech, Inc.*	29,160	475,891
TETRA Technologies, Inc.*	12,150	326,228
The Children’s Place Retail Stores, Inc.*	14,580	342,922
The Steak n Shake Co.*	14,580	265,648
Toro Co.	13,365	936,486
Tractor Supply Co.*	20,655	863,791
Triarc Companies, Inc.	34,020	345,983
Trimble Navigation, Ltd.*	26,730	742,826
TrustCo Bank Corp. NY	38,880	509,328
UCBH Holdings, Inc.	24,300	960,335
Unit Corp.*	24,300	764,235
United Natural Foods, Inc.*	20,655	597,136
United Surgical Partners International, Inc.*	14,580	575,473
Urban Outfitters, Inc.*	20,655	1,258,095
Varian Semiconductor Equipment Associates, Inc.*	19,440	749,605
Veeco Instruments, Inc.*	15,795	407,669
ViaSat, Inc.*	13,365	333,457
Vicor Corp.*	21,870	399,565
Vintage Petroleum, Inc.	34,020	577,319
Wabash National Corp.*	18,225	502,099
Watson Wyatt & Company Holdings	17,010	453,317
WD-40 Co.	8,505	254,640
WebEx Communications, Inc.*	23,085	502,330
Websense, Inc.*	12,150	452,345

See accompanying notes to the financial statements.

45

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2004

(Unaudited)

	Shares	Value
Common Stocks, continued
Wilson Greatbatch Technologies, Inc.*	10,935	$305,633
Winnebago Industries, Inc.	18,225	679,428
Wintrust Financial Corp.	10,935	552,327
WMS Industries, Inc.*	15,795	470,691
Wolverine World Wide, Inc.	20,655	542,194
X-Rite, Inc.	10,935	158,995

TOTAL COMMON STOCKS (Cost $108,860,312)		124,081,064

TOTAL INVESTMENT SECURITIES (Cost $108,860,312)—99.9%		124,081,064
Net other assets (liabilities)—0.1%		95,420

NET ASSETS—100.0%		$124,176,484

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.4%
Aerospace/Defense		0.9%
Agriculture		0.4%
Apparel		1.7%
Auto Manufactures		1.2%
Banks		6.3%
Biotechnology		0.9%
Building Materials		1.6%
Chemicals		1.0%
Coal		1.3%
Commercial Services		4.2%
Computers		2.5%
Distribution/Wholesale		1.0%
Diversified Financial Services		0.7%
Electrical Components & Equipment		2.0%
Electronics		5.5%
Entertainment		0.8%
Environmental Control		0.4%
Food		1.1%
Forest Products & Paper		0.2%
Hand/Machine Tools		0.4%
Healthcare—Products		10.2%
Healthcare—Services		4.2%
Home Builders		2.9%
Home Furnishings		0.6%
Household Products/Wares		1.4%
Housewares		0.8%
Insurance		0.6%
Internet		1.2%
Leisure Time		1.9%
Machinery & Equipment		0.1%
Machinery—Diversified		2.8%
Media		0.1%
Metal Fabricate/Hardware		0.8%
Mining		0.3%
Miscellaneous Manufacturing		2.7%
Office/Business Equipment		0.2%
Oil & Gas		4.6%
Oil & Gas Services		2.2%
Pharmaceuticals		4.1%
Pipelines		0.2%
Real Estate Investment Trust		0.7%
Retail		8.5%
Savings & Loans		0.3%
Semiconductors		3.8%
Software		6.6%
Telecommunications		1.0%
Transportation		2.6%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $108,860,312)	$124,081,064
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	44,666
Receivable for investments sold	248,952
Receivable for capital shares issued	15,433,768
Variation margin on futures contracts	440
Prepaid expenses	763

Total Assets	139,817,427

Liabilities:
Cash overdraft	44,214
Payable for investments purchased	15,422,959
Payable for capital shares redeemed	9
Advisory fees payable	49,964
Management services fees payable	9,993
Administration fees payable	2,145
Administrative services fees payable	33,317
Distribution fees payable	16,663
Other accrued expenses	61,679

Total Liabilities	15,640,943

Net Assets	$124,176,484

Net Assets consist of:
Capital	$113,023,236
Accumulated net investment income (loss)	(625,213)
Accumulated net realized gains (losses) on investments	(3,447,163)
Net unrealized appreciation (depreciation) on investments	15,225,624

Net Assets	$124,176,484

Shares of Beneficial Interest Outstanding	3,615,068

Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$269,481
Interest	1,099

Total Investment Income	270,580

Expenses:
Advisory fees	345,601
Management services fees	69,121
Administration fees	16,842
Transfer agency and administrative service fees	254,491
Distribution fees	115,200
Custody fees	40,358
Fund accounting fees	29,560
Other fees	24,620

Total Expenses	895,793

Net Investment Income (Loss)	(625,213)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,090,584)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,667,016

Net Realized and Unrealized Gains (Losses) on Investments	(418,620)

Change in Net Assets Resulting from Operations	$(1,043,833)

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(625,213)	$(801,659)
Net realized gains (losses) on investments	(3,085,636)	6,712,083
Change in net unrealized appreciation/depreciation on investments	2,667,016	11,132,320

Change in net assets resulting from operations	(1,043,833)	17,042,744

Capital Transactions:
Proceeds from shares issued	647,554,767	584,624,502
Cost of shares redeemed	(675,735,899)	(472,233,428)

Change in net assets resulting from capital transactions	(28,181,132)	112,391,074

Change in net assets	(29,224,965)	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$124,176,484	$153,401,449

Accumulated net investment income (loss)	$(625,213)	$—

Share Transactions:
Issued	19,583,886	21,205,364
Redeemed	(20,862,550)	(17,338,537)

Change in shares	(1,278,664)	3,866,827

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.35		$23.24		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.37	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	3.22	(c)	8.38		(6.45)

Total income (loss) from investment activities	3.00		8.01		(6.66)
Net Asset Value, End of Period	$34.35		$31.35		$23.34

Total Return	9.57	%(d)	34.32%		(22.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.00%		2.20%
Net expenses(e)	1.94%		1.98%		1.98%
Net investment income (loss)(e)	(1.36)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$124,176		$153,401		$23,968
Portfolio turnover rate(f)	661	%(d)	785%		1,260	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.8%)
Aluminum Corporation of China, Ltd.ADR	11,468	$623,974
AU Optronics Corp.ADR	36,893	602,838
BHP Billiton, Ltd.ADR	82,472	1,444,909
China Mobile (Hong Kong), Ltd.ADR	149,816	2,271,211
China Petroleum and Chemical Corp. (Sinopec)ADR	55,144	2,037,571
China Telecom Corp., Ltd.ADR	38,064	1,343,279
China Unicom, Ltd.ADR	97,844	772,968
China Yuchai International, Ltd.ADR	30,256	551,264
Chinadotcom Corp.—Class A*	74,908	552,821
Chunghwa Telecom Company, Ltd.ADR	56,120	989,957
Dr. Reddy’s Laboratories, Ltd.ADR	26,840	466,479
Flextronics International, Ltd.*	45,140	719,983
Huaneng Power International, Inc.ADR	24,400	883,280
Icici Bank, Ltd.ADR	41,480	501,908
Infosys Technologies, Ltd.ADR	9,760	905,435
Kookmin BankADR	22,448	704,418
KT Corp.ADR	42,212	761,504
Nam Tai Electronics, Inc.	28,258	608,112
National Australia Bank, Ltd.ADR	12,932	1,348,290
Netease.com, Inc.ADR*	12,688	524,268
PetroChina Company, Ltd.ADR	61,976	2,869,489
POSCOADR	25,620	858,526
Satyam Computer Services, Ltd.ADR	29,280	541,680
SINA Corp.*	18,544	611,767
SK Telecom Co., Ltd.ADR	44,896	942,367
Sohu.com, Inc.*	30,012	596,639
Taiwan Semiconductor Manufacturing Co., Ltd.ADR	192,646	1,600,890
The News Corporation, Ltd.ADR	53,192	1,884,061
Tommy Hilfiger Corp.*	33,672	509,794
United Microelectronics Corp.ADR*	184,220	793,988

TOTAL COMMON STOCKS (Cost $24,483,150)		29,823,670

	Principal Amount
U.S Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$43,000	43,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $24,526,150)—99.9%		29,866,670
Net other assets (liabilities)—0.1%		24,036

NET ASSETS—100.0%		$29,890,706

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Apparel		1.7%
Auto Parts & Equipment		1.8%
Banks		8.5%
Electric		3.0%
Electronics		6.5%
Internet		7.6%
Iron/Steel		2.9%
Media		6.3%
Mining		6.9%
Oil & Gas		16.4%
Pharmaceuticals		1.6%
Semiconductors		8.0%
Software		4.8%
Telecommunications		23.8%
Other**		0.2%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Australia		19.4%
China		31.6%
Hong Kong		12.0%
India		6.4%
Korea		10.9%
Singapore		2.4%
Taiwan		17.1%
United States**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,526,150)	$29,866,670
Cash	15,295
Dividends and interest receivable	154,378
Prepaid expenses	430

Total Assets	30,036,773

Liabilities:
Payable for capital shares redeemed	81,648
Advisory fees payable	18,758
Management services fees payable	3,751
Administration fees payable	804
Administrative services fees payable	12,506
Distribution fees payable	6,255
Other accrued expenses	22,345

Total Liabilities	146,067

Net Assets	$29,890,706

Net Assets consist of:
Capital	$29,425,038
Accumulated net investment income (loss)	141,497
Accumulated net realized gains (losses)
on investments	(5,016,349)
Net unrealized appreciation (depreciation) on investments	5,340,520

Net Assets	$29,890,706

Shares of Beneficial Interest Outstanding	846,851

Net Asset Value (offering and redemption price per share)	$35.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$431,463
Interest	72

Total Investment Income	431,535

Expenses:
Advisory fees	159,914
Management services fees	31,983
Administration fees	6,063
Transfer agency and administrative service fees	118,396
Distribution fees	53,305
Custody fees	11,229
Fund accounting fees	14,111
Other fees	10,147

Total Expenses	405,148

Net Investment Income (Loss)	26,387

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	233,507
Net realized gains (losses) on futures contracts	14,271
Change in net unrealized appreciation/depreciation on investments	(5,941,834)

Net Realized and Unrealized Gains (Losses) on Investments	(5,694,056)

Change in Net Assets Resulting from Operations	$(5,667,669)

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$26,387	$115,110
Net realized gains (losses) on investments	247,778	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(5,941,834)	11,050,756

Change in net assets resulting from operations	(5,667,669)	8,400,731

Distributions to Shareholders From:
Net investment income	—	(17,570)

Change in net assets resulting from distributions	—	(17,570)

Capital Transactions:
Proceeds from shares issued	80,295,060	207,600,563
Dividends reinvested	—	17,570
Cost of shares redeemed	(93,874,929)	(185,439,244)

Change in net assets resulting from capital transactions	(13,579,869)	22,178,889

Change in net assets	(19,247,538)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$29,890,706	$49,138,244

Accumulated net investment income (loss)	$141,497	$115,110

Share Transactions:
Issued	2,030,246	6,893,249
Reinvested	—	472
Redeemed	(2,451,125)	(6,416,222)

Change in shares	(420,879)	477,499

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$38.76		$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(3.48)		15.09	(6.55)

Total income (loss) from investment activities	(3.46)		15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—
Net Asset Value, End of Period	$35.30		$38.76	$23.51

Total Return	(8.93	)%(c)	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.90%		1.93%	2.03%
Net expenses(d)	1.90%		1.93%	1.98%
Net invesment income (loss)(d)	0.12%		0.54%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$29,891		$49,138	$18,576
Portfolio turnover rate(e)	188	%(c)	831%	1,321	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
Alcatel SAADR*	198,940	$3,081,581
Alcon, Inc.	41,160	3,237,234
ASM Lithography Holding N.V.*	161,210	2,758,303
AstraZeneca PLCADR	108,045	4,931,174
Autoliv, Inc.	54,880	2,315,936
Aventis SAADR	58,310	4,435,642
BP Amoco PLCADR	178,360	9,554,744
DaimlerChrysler AG	87,465	4,116,978
Diageo PLCADR	68,600	3,755,850
Elan Corp., PLC*	116,620	2,885,179
Ericsson (LM) Telephone Co.ADR*	145,775	4,361,588
Flamel TechnologiesADR*	84,035	2,069,782
GlaxoSmithKline PLCADR	162,925	6,754,871
HSBC Holdings PLCADR	111,475	8,350,592
Infineon TechnologiesADR*	202,370	2,752,232
Koninklijke (Royal) Philips Electronics NVADR	132,055	3,591,896
Nokia OYJADR	337,855	4,912,412
Novartis AGADR	152,635	6,792,257
Rio Tinto PLC	34,300	3,363,115
Royal Dutch Petroleum Co.ADR	123,480	6,380,212
Ryanair Holdings PLCADR*	72,030	2,361,143
SAP AGADR	106,330	4,445,657
Shell Transport & Trading Co.ADR	111,475	4,982,933
Siemens AGADR	63,455	4,601,757
STMicroelectronics NVADR	135,485	2,982,025
Total Fina SAADR	72,030	6,920,642
UBS AG	75,460	5,362,188
Unilever NVADR	54,880	3,759,829
Vodafone Group PLCADR	343,000	7,580,299
Willis Group Holdings, Ltd.	66,885	2,504,843

TOTAL COMMON STOCKS (Cost $116,134,113)		135,902,894

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$294,000	294,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $116,428,113)—100.4%		136,196,894
Net other assets (liabilities)—(0.4)%		(517,629)

NET ASSETS—100.0%		$135,679,265

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $399,350)	7	$(4,041)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines		1.7%
Auto Manufacturers		4.7%
Banks		10.1%
Beverages		2.8%
Electronics		4.6%
Food		2.8%
Healthcare		2.1%
Healthcare—Products		2.4%
Insurance		1.8%
Miscellaneous Manufacturing		3.4%
Oil & Gas		23.1%
Pharmaceuticals		18.5%
Semiconductors		4.2%
Software		3.3%
Telecommunications		14.7%
Other**		(0.2)%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland		3.6%
France		12.2%
Germany		13.4%
Ireland		3.9%
Netherlands		12.2%
Sweden		3.2%
Switzerland		13.5%
United Kingdom		38.2%
United States		(0.2)%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and other net assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

54

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $116,428,113)	$136,196,894
Segregated cash balances with brokers for futures contracts	26,390
Dividends and interest receivable	176,841
Receivable for capital shares issued	38,650
Prepaid expenses	1,331

Total Assets	136,440,106

Liabilities:
Cash overdraft	578
Payable for capital shares redeemed	506,449
Variation margin on futures contracts	1,663
Advisory fees payable	77,289
Management services fees payable	15,458
Administration fees payable	3,330
Administrative services fees payable	57,815
Distribution fees payable	40,371
Other accrued expenses	57,888

Total Liabilities	760,841

Net Assets	$135,679,265

Net Assets consist of:
Capital	$145,614,959
Accumulated net investment income (loss)	462,928
Accumulated net realized gains (losses) on investments	(30,163,362)
Net unrealized appreciation (depreciation) on investments	19,764,740

Net Assets	$135,679,265

Shares of Beneficial Interest Outstanding	5,156,492

Net Asset Value (offering and redemption price per share)	$26.31

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$1,445,438
Interest	10,981

Total Investment Income	1,456,419

Expenses:
Advisory fees	484,441
Management services fees	96,889
Administration fees	21,439
Transfer agency and administrative service fees	309,775
Distribution fees	161,480
Custody fees	23,383
Fund accounting fees	37,023
Other fees	28,415

Total Expenses	1,162,845

Net Investment Income (Loss)	293,574

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,470,675
Net realized gains (losses) on futures contracts	(65,123)
Change in net unrealized appreciation (depreciation) on investments	(8,260,666)

Net Realized and Unrealized Gains (Losses) on Investments	1,144,886

Change in Net Assets Resulting from Operations	$1,438,460

See accompanying notes to the financial statements.

55

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$293,574	$169,354
Net realized gains (losses) on investments	9,405,552	(38,636)
Change in net unrealized appreciation/depreciation on investments	(8,260,666)	25,492,572

Change in net assets resulting from operations	1,438,460	25,623,290

Distributions to Shareholders From:
Net investment income	—	(130,122)

Change in net assets resulting from distributions	—	(130,122)

Capital Transactions:
Proceeds from shares issued	337,355,670	392,950,300
Dividends reinvested	—	130,122
Cost of shares redeemed	(345,133,515)	(309,673,943)

Change in net assets resulting from capital transactions	(7,777,845)	83,406,479

Change in net assets	(6,339,385)	108,899,647
Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$135,679,265	$142,018,650

Accumulated net investment income (loss)	$462,928	$169,354

Share Transactions:
Issued	12,855,763	19,540,491
Reinvested	—	5,335
Redeemed	(13,388,174)	(15,695,886)

Change in shares	(532,411)	3,849,940

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18,1999 (a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$24.96		$18.01	$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.05 (b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments	1.29		6.92	(6.32)	(7.68)		(4.79)	6.86

Total income (loss) from investment activities	1.35		6.97	(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—		—	—
Net realized gains on investments	—		—	—	—		(0.14)	—

Total distributions	—		(0.02)	—	—		(0.14)	—

Net Asset Value, End of Period	$26.31		$24.96	$18.01	$24.26		$31.98	$36.82

Total Return	5.41	%(c)	38.73%	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	2.03%	1.89%		1.65%	2.39%
Net expenses(d)	1.80%		1.91%	1.98%	1.89%		1.65%	1.78%
Net investment income (loss)(d)	0.45%		0.25%	0.33%	(0.14)%		0.26%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$135,679		$142,019	$33,119	$52,253		$25,004	$3,262
Portfolio turnover rate(e)	245	%(c)	376%	1,280%	1,002%		1,434%	100	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Japan (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (55.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,504,000	$8,504,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,504,000	8,504,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,504,000	8,504,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,512,000)		25,512,000

Repurchase Agreements (37.0%)

UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,499,236 (Collateralized by $8,651,000 Federal National Mortgage Association, 1.625%, 04/30/05, market value $8,669,787)	8,499,000	8,499,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,504,213 (Collateralized by $8,685,000 U.S. Treasury Notes, 3.01%, 06/02/06, market value $8,679,896)	8,504,000	8,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,003,000)		17,003,000

	Contracts
Options Purchased (1.5%)
Nikkei 225 Futures Call Option expiring August 2004 @ $5,250	20	674,500

TOTAL OPTIONS PURCHASED (Cost $630,090)		674,500

TOTAL INVESTMENT SECURITIES (Cost $43,145,090)—93.9%		43,189,500
Net other assets (liabilities)—6.1%		2,811,848

NET ASSETS —100.0%		$46,001,348

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring September 2004 (Underlying face amount at value $44,621,400)	744	$1,541,002

See accompanying notes to the financial statements.

58

PROFUNDS VP

ProFund VP Japan

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,142,090)	$26,186,500
Repurchase agreements, at cost	17,003,000

Total Investments	43,189,500
Segregated cash balances with brokers for futures contracts	2,664,321
Interest receivable	449
Receivable for capital shares issued	184,925
Variation margin on futures contracts	248,348
Prepaid expenses	312

Total Assets	46,287,855

Liabilities:
Cash overdraft	212,838
Payable for capital shares redeemed	3,912
Advisory fees payable	23,370
Management services fees payable	4,674
Administration fees payable	1,006
Administrative services fees payable	15,588
Distribution fees payable	7,808
Other accrued expenses	17,311

Total Liabilities	286,507

Net Assets	$46,001,348

Net Assets consist of:
Capital	$45,137,663
Accumulated net investment income (loss)	(179,763)
Accumulated net realized gains (losses) on investments	(541,964)
Net unrealized appreciation (depreciation) on investments	1,585,412

Net Assets	$46,001,348

Shares of Beneficial Interest Outstanding	1,486,192

Net Asset Value (offering and redemption price per share)	$30.95

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$158,746

Expenses:
Advisory fees	135,557
Management services fees	27,112
Administration fees	6,432
Transfer agency and administrative service fees	98,855
Distribution fees	45,186
Custody fees	8,030
Fund accounting fees	10,154
Other fees	7,183

Total Expenses	338,509

Net Investment Income (Loss)	(179,763)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,286,455)
Net realized gains (losses) on futures contracts	2,227,910
Change in net unrealized appreciation/depreciation on investments	29,198

Net Realized and Unrealized Gains (Losses) on Investments	(29,347)

Change in Net Assets Resulting from Operations	$(209,110)

See accompanying notes to the financial statements.

59

PROFUNDS VP

ProFund VP Japan

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(179,763)	$(167,752)
Net realized gains (losses) on investments	(58,545)	(237,951)
Change in net unrealized appreciation/depreciation on investments	29,198	1,286,149

Change in net assets resulting from operations	(209,110)	880,446

Capital Transactions:
Proceeds from shares issued	152,645,207	181,351,423
Cost of shares redeemed	(131,623,063)	(160,115,916)

Change in net assets resulting from capital transactions	21,022,144	21,235,507

Change in net assets	20,813,034	22,115,953
Net Assets:
Beginning of period	25,188,314	3,072,361

End of period	$46,001,348	$25,188,314

Accumulated net investment income (loss)	$(179,763)	$—

Share Transactions:
Issued	5,037,294	7,399,288
Redeemed	(4,455,993)	(6,634,322)

Change in shares	581,301	764,966

See accompanying notes to the financial statements.

60

PROFUNDS VP

ProFund VP Japan

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.84		$21.96		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.28	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments	3.26	(c)	6.16		(7.90)
Total income (loss) from investment activities	3.11		5.88		(8.04)

Net Asset Value, End of Period	$30.95		$27.84		$21.96

Total Return	11.17	%(d)	26.78%		(26.80	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.87%		1.95%		2.06%
Net expenses(e)	1.87%		1.95%		1.98%
Net investment income (loss)(e)	(0.99)%		(1.12)%		(0.85)%
Supplemental Data:
Net assets, end of period (000’s)	$46,001		$25,188		$3,072
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—ClassAREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments June 30, 2004

(Unaudited)

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843
ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.2%
Aerospace/Defense		1.5%
Agriculture		1.0%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.6%
Auto Parts & Equipment		0.2%
Banks		5.8%
Beverages		2.4%
Biotechnology		0.9%
Building Materials		0.2%
Chemicals		1.3%
Commercial Services		0.8%
Computers		3.6%
Cosmetics/Personal Care		2.3%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.1%
Electric		2.2%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.6%
Forest Products & Paper		0.6%
Gas		0.1%
Hand/Machine Tools		0.1%
Healtcare—Products		3.2%
Healtcare—Services		1.1%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.3%
Housewares		0.1%
Insurance		4.4%
Internet		1.0%
Iron/Steel		0.1%
Leisure Time		0.5%
Lodging		0.3%
Machinery—Diversified		0.3%
Machinery—Constuction & Mining		0.2%
Media		3.0%
Mining		0.5%
Miscellaneous Manufacturing		5.0%
Office/Business Equipment		0.2%
Oil & Gas		5.0%
Oil & Gas Services		0.6%
Packaging & Containers		0.1%
Pharmaceuticals		6.3%

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

67

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

68

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

69

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.1)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.2%)
3Com Corp.*	23,788	$148,675
99 Cents Only Stores*	4,382	66,826
Abercrombie & Fitch Co.—Class A	6,886	266,833
Activision, Inc.*	8,764	139,348
Acxiom Corp.	5,634	139,892
ADTRAN, Inc.	5,008	167,117
Advanced Fibre Communications, Inc.*	5,634	113,807
Advent Software, Inc.*	2,504	45,247
AGCO Corp.*	5,008	102,013
AGL Resources, Inc.	3,756	109,112
Airgas, Inc.	4,382	104,774
AirTran Holdings, Inc.*	5,008	70,813
Alaska Air Group, Inc.*	1,878	44,828
Albemarle Corp.	2,504	79,252
Alexander & Baldwin, Inc.	2,504	83,759
ALLETE, Inc.	5,634	187,612
Alliance Data Systems Corp.*	5,008	211,588
Alliant Energy Corp.	6,886	179,587
Alliant Techsystems, Inc.*	2,504	158,603
Allmerica Financial Corp.*	3,756	126,953
AMB Property Corp.REIT	5,008	173,427
American Eagle Outfitters, Inc.*	5,008	144,781
American Financial Group, Inc.	5,008	153,095
American Greetings Corp.—Class A*	4,382	101,575
AmeriCredit Corp.*	9,390	183,387
Amerus Group Co.	2,504	103,666
Ametek, Inc.	5,008	154,747
AnnTaylor Stores Corp.*	3,756	108,849
Apogent Technologies, Inc.*	6,260	200,320
Applebee’s International, Inc.	5,634	129,695
Apria Healthcare Group, Inc.*	3,130	89,831
Aqua America, Inc.	6,260	125,513
Aquilla, Inc.*	12,520	44,571
Arch Coal, Inc.	3,756	137,432
Arrow Electronics, Inc.*	7,512	201,472
Arthur J. Gallagher & Co.	5,634	171,555
ArvinMeritor, Inc.	4,382	85,756
Ascential Software Corp.*	4,382	70,068
Associated Banc Corp.	7,512	222,581
Astoria Financial Corp.	5,634	206,092
Atmel Corp.*	31,300	185,296
Avnet, Inc.*	8,138	184,733
Avocent Corp.*	3,130	114,996
Bandag, Inc.	1,252	55,752
Bank of Hawaii Corp.	3,756	169,846
Banknorth Group, Inc.	10,642	345,652
Banta Corp.	1,878	83,402
Barnes & Noble, Inc.*	4,382	148,900
Barr Laboratories, Inc.*	6,260	210,962
Beckman Coulter, Inc.	4,382	267,302
Belo (A.H.) Corp.—Class A	7,512	201,697
BJ’s Wholesale Club, Inc.*	5,008	125,200
Black Hills Corp.	1,878	59,157
Blyth, Inc.	3,130	107,954
Bob Evans Farms, Inc.	2,504	68,560
Borders Group, Inc.	5,634	132,061
BorgWarner, Inc.	3,756	164,400
Bowater, Inc.	3,756	156,212
Boyd Gaming Corp.	3,756	99,797
Brink’s Co.	3,756	128,643
Brinker International, Inc.*	6,260	213,591
Brown & Brown, Inc.	4,382	188,864
C.H. Robinson Worldwide, Inc.	5,634	258,263
Cabot Corp.	4,382	178,346
Cabot Microelectronics Corp.*	1,878	57,486
Cadence Design Systems, Inc.*	16,902	247,276
Caesars Entertainment, Inc.*	20,032	300,480
Callaway Golf Co.	5,008	56,791
Career Education Corp.*	6,260	285,207
Carlisle Cos., Inc.	1,878	116,906
Carmax, Inc.*	7,512	164,287
Catalina Marketing Corp.*	3,756	68,697
CBRL Group, Inc.	3,756	115,873
CDW Corp.	5,634	359,224
Cephalon, Inc.*	3,756	202,824
Ceridian Corp.*	10,016	225,360
Certegy, Inc.	4,382	170,022
Charles River Laboratories International, Inc.*	3,130	152,963
CheckFree Holdings Corp.*	5,008	150,240
Chico’s FAS, Inc.*	5,008	226,161
Choicepoint, Inc.*	5,634	257,248
Church & Dwight, Inc.	2,504	114,633
Cincinnati Bell, Inc.*	15,650	69,486
City National Corp.	3,130	205,641
Claire’s Stores, Inc.	6,260	135,842
CNF, Inc.	3,130	130,083
Coach, Inc.*	12,520	565,779
Cognizant Technology Solutions Corp.*	7,512	190,880
Colonial BancGroup, Inc.	8,138	147,867
Commerce Bancorp, Inc.	5,008	275,490
Commscope, Inc.*	4,382	93,994
Community Health Systems*	5,634	150,822
Compass Bancshares, Inc.	8,764	376,851
Constellation Brands, Inc.*	6,886	255,678
Cooper Cameron Corp.*	3,756	182,917
Copart, Inc.*	6,260	167,142
Corinthian Colleges, Inc.*	5,008	123,898
Covance, Inc.*	4,382	169,058
Coventry Health Care, Inc.*	6,260	306,114
Credence Systems Corp.*	5,008	69,110
Cree Research, Inc.*	5,008	116,586
Crompton Corp.	7,512	47,326
CSG Systems International, Inc.*	3,756	77,749
Cullen/Frost Bankers, Inc.	3,130	140,068
Cypress Semiconductor Corp.*	8,138	115,478
Cytec Industries, Inc.	2,504	113,807
CYTYC Corp.*	8,138	206,461
D.R. Horton, Inc.	15,024	426,682
Dean Foods Co.*	10,016	373,697
DENTSPLY International, Inc.	5,008	260,917
DeVry, Inc.*	4,382	120,154
Diebold, Inc.	5,008	264,773
Dollar Tree Stores, Inc.*	7,512	206,054
Donaldson Co., Inc.	6,260	183,418
DPL, Inc.	8,764	170,197
DST Systems, Inc.*	5,634	270,939
Dun & Bradstreet Corp.*	5,008	269,982
Duquesne Light Holdings, Inc.	3,756	72,528
Dycom Industries, Inc.*	3,130	87,640

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Eaton Vance Corp.	4,382	$167,436
Education Management Corp.*	5,008	164,563
Edwards (A.G.), Inc.	5,634	191,724
Edwards Lifesciences Corp.*	3,756	130,897
Emmis Communications Corp.*	3,756	78,801
Energizer Holdings, Inc.*	5,008	225,360
Energy East Corp.	7,512	182,166
Ensco International, Inc.	8,764	255,032
Entercom Communications Corp.*	3,130	116,749
Equitable Resources, Inc.	3,756	194,223
Everest Re Group, Ltd.	3,756	301,832
Expeditors International of Washington, Inc.	7,512	371,167
Express Scripts, Inc.—Class A*	5,634	446,381
Fair, Isaac & Co., Inc.	5,008	167,167
Fairchild Semiconductor International, Inc.*	7,512	122,971
Fastenal Co.	5,008	284,605
Federal Signal Corp.	3,130	58,249
Ferro Corp.	2,504	66,807
Fidelity National Financial, Inc.	11,268	420,748
First American Financial Corp.	5,634	145,864
First Health Group Corp.*	6,886	107,490
FirstMerit Corp.	5,634	148,569
Flowserve Corp.*	3,756	93,675
FMC Corp.*	2,504	107,947
FMC Technologies, Inc.*	4,382	126,202
Forest Oil Corp.*	3,756	102,614
Furniture Brands International, Inc.	3,756	94,088
Gartner Group, Inc.*	8,764	115,860
GATX Corp.	3,130	85,136
Gentex Corp.	5,008	198,717
Glatfelter (P.H.) Co.	3,130	44,070
Graco, Inc.	4,784	148,543
Granite Construction, Inc.	2,504	45,648
Grant Prideco, Inc.*	8,138	150,227
Great Plains Energy, Inc.	4,382	130,145
Greater Bay Bancorp	3,130	90,457
GreenPoint Financial Corp.	9,390	372,782
GTECH Holdings Corp.	3,756	173,940
Hanover Compressor Co.*	4,382	52,146
Harman International Industries, Inc.	4,382	398,762
Harris Corp.	4,382	222,387
Harsco Corp.	2,504	117,688
Harte-Hanks, Inc.	5,008	122,246
Hawaiian Electric Industries, Inc.	5,008	130,709
HCC Insurance Holdings, Inc.	4,382	146,403
Health Net, Inc.*	7,512	199,068
Helmerich & Payne, Inc.	3,130	81,756
Henry (Jack) & Associates, Inc.	6,260	125,826
Henry Schein, Inc.*	3,130	197,628
Herman Miller, Inc.	5,008	144,932
Hibernia Corp.	10,642	258,601
Highwoods Properties, Inc.REIT	3,756	88,266
Hillenbrand Industries, Inc.	4,382	264,892
HNI Corp.	3,756	158,991
Horace Mann Educators Corp.	2,504	43,770
Hormel Foods Corp.	9,390	292,029
Hospitality Properties TrustREIT	4,382	185,359
Hovnanian Enterprises—Class A*	3,756	130,371
Hubbell, Inc.—Class B	3,756	175,443
IDACORP, Inc.	2,504	67,608
Imation Corp.	2,504	106,695
IMC Global, Inc.	7,512	100,661
INAMED Corp.*	2,504	157,376
Independence Community Bank Corp.	5,634	205,078
IndyMac Bancorp, Inc.	3,756	118,690
Integrated Circuit Systems, Inc.*	4,382	119,015
Integrated Device Technology, Inc.*	6,886	95,302
International Rectifier Corp.*	4,382	181,502
International Speedway Corp.	3,756	182,692
Intersil Corp.—Class A	9,390	203,388
Interstate Bakeries Corp.	3,130	33,961
Investors Financial Services Corp.	4,382	190,968
ITT Educational Services, Inc.*	2,504	95,202
IVAX Corp.*	13,146	315,372
J.B. Hunt Transport Services, Inc.	5,008	193,209
Jacobs Engineering Group, Inc.*	3,756	147,911
Jefferies Group, Inc.	3,756	116,136
JetBlue Airways Corp.*	6,260	183,919
JM Smucker Co.	3,130	143,698
Keane, Inc.*	4,382	59,990
Kelly Services, Inc.—Class A	2,504	74,619
KEMET Corp.*	5,634	68,847
Kennametal, Inc.	2,504	114,683
Korn/Ferry International*	2,504	48,502
Krispy Kreme Doughnuts, Inc.*	3,756	71,702
L-3 Communications Holdings, Inc.	6,260	418,168
LaBranche & Co., Inc.	3,756	31,626
Lam Research Corp.*	8,764	234,876
Lancaster Colony Corp.	2,504	104,267
Lattice Semiconductor Corp.*	7,512	52,659
Laureate Education Inc*	2,504	95,753
Lear Corp.	4,382	258,494
Lee Enterprises, Inc.	3,130	150,271
Legg Mason, Inc.	4,382	398,805
Lennar Corp.—Class B	10,016	447,916
Leucadia National Corp.	4,382	217,785
Liberty Property TrustREIT	5,008	201,371
LifePoint Hospitals, Inc.*	2,504	93,199
Lincare Holdings, Inc.*	6,260	205,704
Longview Fibre Co.*	3,130	46,105
LTX Corp.*	3,130	33,835
Lubrizol Corp.	3,130	114,621
Lyondell Chemical Co.	11,268	195,950
Mack-Cali Realty Corp.REIT	3,756	155,423
Macromedia, Inc.*	3,756	92,210
Macrovision Corp.*	3,130	78,344
Mandalay Resort Group	4,382	300,780
Manpower, Inc.	5,634	286,039
Martin Marietta Materials	3,130	138,753
McDATA Corp.—Class A*	7,512	40,415
MDU Resources Group, Inc.	7,512	180,513
Media General, Inc.—Class A	1,252	80,403
Mentor Graphics Corp.*	4,382	67,790
Mercantile Bankshares Corp.	5,008	234,475
Michaels Stores, Inc.	4,382	241,010
Micrel, Inc.*	6,260	76,059
Microchip Technology, Inc.	13,146	414,626
Millennium Pharmaceuticals, Inc.*	18,780	259,165

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc.	1,252	$72,616
Modine Manufacturing Co.	2,504	79,752
Mohawk Industries, Inc.*	4,382	321,332
MONY Group, Inc.*	3,130	97,969
MPS Group, Inc.*	6,886	83,458
Murphy Oil Corp.	6,260	461,363
National Commerce Financial Corp.	13,772	447,589
National Fuel Gas Co.	5,634	140,850
National Instruments Corp.	5,634	172,682
National-Oilwell, Inc.*	5,634	177,415
Neiman Marcus Group, Inc.—Class A	3,130	174,185
Network Associates, Inc.*	10,016	181,590
New Plan Excel Realty Trust, Inc.REIT	6,260	146,234
New York Community Bancorp	11,268	221,191
Newfield Exploration Co.*	3,756	209,359
Newport Corp.*	2,504	40,490
Noble Energy, Inc.	3,756	191,556
Nordson Corp.	2,504	108,598
Northeast Utilities System	8,764	170,635
NSTAR	3,756	179,837
O’Reilly Automotive, Inc.*	3,756	169,771
OGE Energy Corp.	5,634	143,498
Ohio Casualty Corp.*	3,756	75,608
Old Republic International Corp.	12,520	296,974
Olin Corp.	5,008	88,241
Omnicare, Inc.	6,260	267,991
ONEOK, Inc.	6,260	137,657
Outback Steakhouse, Inc.	5,008	207,131
Oxford Health Plans, Inc.	5,634	310,095
Pacific Sunwear of California, Inc.*	5,008	98,007
PacifiCare Health Systems, Inc.*	5,008	193,609
Packaging Corp. of America	6,886	164,575
Par Pharmaceutical Cos., Inc.*	1,878	66,124
Patterson Dental Co.*	4,382	335,179
Patterson-UTI Energy, Inc.	5,008	167,317
Payless ShoeSource, Inc.*	3,756	56,002
Peabody Energy Corp.	3,756	210,298
Pentair, Inc.	6,260	210,586
Pepco Holdings, Inc.	6,886	125,876
PepsiAmericas, Inc.	8,764	186,147
Perrigo Co.	5,008	95,002
Petsmart, Inc.	9,390	304,705
Pier 1 Imports, Inc.	6,260	110,739
Pioneer Natural Resources Co.	7,512	263,521
Plains Exploration & Production Co.*	4,382	80,410
Plantronics, Inc.*	3,130	131,773
Plexus Corp.*	2,504	33,804
PMI Group, Inc.	6,260	272,435
PNM Resources, Inc.	3,756	78,012
Pogo Producing Co.	3,756	185,546
Polycom, Inc.*	6,886	154,315
Potlatch Corp.	1,878	78,200
Powerwave Technologies, Inc.*	7,512	57,842
Precision Castparts Corp.	3,756	205,416
Price Communications Corp.*	85	1,255
Pride International, Inc.*	8,764	149,952
Protective Life Corp.	4,382	169,452
Protein Design Labs, Inc.*	5,634	107,778
Provident Financial Group, Inc.	3,230	127,456
Puget Energy, Inc.	6,260	137,157
Quanta Services, Inc.*	7,512	46,725
Quantum Corp.*	10,642	32,990
Questar Corp.	5,634	217,698
Radian Group, Inc.	6,260	299,854
Raymond James Financial Corp.	5,008	132,462
Rayonier, Inc.	3,130	139,129
Reader’s Digest Association, Inc.	6,886	110,107
Regis Corp.	2,504	111,653
Renal Care Group, Inc.*	4,503	149,184
Republic Services, Inc.	11,268	326,096
Retek, Inc.*	3,756	23,062
Reynolds & Reynolds Co.	4,382	101,356
RF Micro Devices, Inc.*	11,268	84,510
Rollins, Inc.	3,130	72,021
Ross Stores, Inc.	10,016	268,028
RPM, Inc.	7,512	114,182
RSA Security, Inc.*	3,756	76,885
Ruby Tuesday, Inc.	3,756	103,102
Ruddick Corp.	3,130	70,269
Ryland Group, Inc.	1,252	97,906
Saks, Inc.	9,390	140,850
Sandisk Corp.*	8,764	190,091
SCANA Corp.	6,886	250,445
Scholastic Corp.*	2,504	74,995
SEI Investments Co.	7,512	218,148
Semtech Corp.*	5,008	117,888
Sensient Technologies Corp.	3,130	67,232
Sepracor, Inc.*	5,634	298,039
Sequa Corp.—Class A*	626	36,602
Sierra Pacific Resources*	7,512	57,918
Silicon Laboratories, Inc.*	3,130	145,076
Silicon Valley Bancshares*	2,504	99,284
Six Flags, Inc.*	6,260	45,448
Smith International, Inc.*	6,260	349,058
Smithfield Foods, Inc.*	7,512	220,853
Sonoco Products Co.	6,260	159,630
Sotheby’s Holdings, Inc.—Class A*	4,382	69,937
SPX Corp.	5,008	232,571
StanCorp Financial Group, Inc.	1,878	125,826
Stericycle, Inc.*	2,504	129,557
STERIS Corp.*	4,382	98,858
Storage Technology Corp.*	6,886	199,694
Superior Industries International, Inc.	1,878	62,819
Swift Transportation Co., Inc.*	5,634	101,130
Sybase, Inc.*	6,886	123,948
Synopsys, Inc.*	10,016	284,755
TCF Financial Corp.	5,008	290,714
Tech Data Corp.*	3,756	146,972
Tecumseh Products Co.	1,252	51,570
Teleflex, Inc.	2,504	125,576
Telephone & Data Systems, Inc.	3,756	267,426
The Cheesecake Factory, Inc.*	3,130	124,543
The Scotts Co.—Class A*	1,878	119,966
Thor Industries, Inc.	2,504	83,784
Tidewater, Inc.	3,756	111,929
Timberland Co.— Class A*	2,504	161,733
Titan Corp.*	5,008	65,004
Toll Brothers, Inc.*	4,382	185,446
Tootsie Roll Industries, Inc.	3,756	122,070
Transaction Systems Architects, Inc.*	2,504	53,911

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Triad Hospitals, Inc.*	5,008	$186,448
Trinity Industries, Inc.	3,130	99,503
TriQuint Semiconductor, Inc.*	8,764	47,851
Tupperware Corp.	3,756	72,979
Tyson Foods, Inc.—Class A	23,788	498,358
United Dominion Realty Trust, Inc.REIT	8,138	160,970
United Rentals, Inc.*	5,008	89,593
Unitrin, Inc.	4,382	186,673
Universal Corp.	1,878	95,665
Universal Health Services, Inc.—Class B	3,756	172,363
UTStarcom, Inc.*	6,260	189,365
Valassis Communications, Inc.*	3,756	114,445
Valeant Pharmaceuticals International	5,634	112,680
Valspar Corp.	3,130	157,877
Varco International, Inc.*	6,260	137,031
Varian Medical Systems, Inc.*	4,382	347,711
Varian, Inc.*	1,878	79,158
Vectren Corp.	5,008	125,651
Vertex Pharmaceuticals, Inc.*	5,008	54,287
Viad Corp.	3,436	92,806
Vishay Intertechnology, Inc.*	10,642	197,728
VISX, Inc.*	3,130	83,634
W.R. Berkley Corp.	5,634	241,980
Waddell & Reed Financial, Inc.	5,634	124,568
Washington Federal, Inc.	5,008	120,192
Washington Post Co.—Class B	626	582,187
Weatherford International, Ltd.*	8,764	394,204
Webster Financial Corp.	3,756	176,607
Werner Enterprises, Inc.	5,008	105,669
Westamerica Bancorporation	2,504	131,335
Westar Energy, Inc.	5,008	99,709
Western Gas Resources, Inc.	5,008	162,660
Westwood One, Inc.*	6,886	163,887
WGL Holdings, Inc.	3,130	89,894
Whole Foods Market, Inc.	3,756	358,510
Williams-Sonoma, Inc.*	7,512	247,596
Wilmington Trust Corp.	4,382	163,098
Wind River Systems, Inc.*	5,008	58,894
Wisconsin Energy Corp.	7,512	244,966
WPS Resources Corp.	2,504	116,060
XTO Energy, Inc.	15,024	447,565
York International Corp.	2,504	102,839
Zebra Technologies Corp.*	3,130	272,310

TOTAL COMMON STOCKS (Cost $59,336,692)		64,957,863

	Principal Amount
U.S. Government Agency Obligations (16.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$13,701,000	13,701,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,701,000)		13,701,000

TOTAL INVESTMENT SECURITIES (Cost $73,037,692)—95.9%		78,658,863
Net other assets (liabilities)—4.1%		3,388,343

NET ASSETS—100.0%		$82,047,206

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $64,144,000)	211	$1,073,101

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/30/04 (Underlying notional amount at value $35,088,108)	57,740	204,828

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		0.8%
Agriculture		0.1%
Airlines		0.4%
Apparel		0.9%
Auto Parts & Equipment		0.9%
Banks		5.0%
Beverages		0.5%
Biotechnology		0.6%
Building Materials		0.3%
Chemicals		2.0%
Coal		0.4%
Commercial Services		2.9%
Communication Services		0.3%
Computers		2.9%
Distribution/Wholesale		1.0%
Diversified Financial Services		1.6%
Electric		3.6%
Electrical Components & Equipment		0.7%
Electronics		1.1%
Engineering & Construction		0.3%
Entertainment		0.6%
Environmental Control		0.6%
Food		2.7%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.1%
Health Care		0.2%
Healthcare—Products		3.1%
Healthcare—Services		2.5%
Home Builders		1.6%
Home Furnishings		0.6%
Household Products/Wares		0.6%
Insurance		4.6%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.9%
Media		1.9%
Metal Fabricate/Hardware		0.3%
Miscellaneous Manufacturing		1.7%
Office Furnishings		0.4%
Oil & Gas		3.2%
Oil & Gas Services		2.0%

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Packaging & Containers	0.4%
Pharmaceuticals	2.5%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	5.9%
Savings & Loans	1.6%
Semiconductors	2.8%
Software	2.2%
Telecommunications	2.1%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	20.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

75

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $73,037,692)	$78,658,863
Segregated cash balances with brokers for futures contracts	4,046,711
Segregated cash balances with custodian for swap agreements	111
Dividends and interest receivable	25,784
Receivable for investments sold	3,477,420
Receivable for capital shares issued	583,529
Unrealized appreciation on swap agreements	204,828
Variation margin on futures contracts	515,094
Prepaid expenses	438

Total Assets	87,512,778

Liabilities:
Cash overdraft	541,180
Payable for investments purchased	453,763
Payable for capital shares redeemed	4,366,350
Advisory fees payable	29,643
Management services fees payable	5,929
Administration fees payable	1,275
Administrative services fees payable	18,101
Distribution fees payable	11,111
Other accrued expenses	38,220

Total Liabilities	5,465,572

Net Assets	$82,047,206

Net Assets consist of:
Capital	$71,911,826
Accumulated net investment income (loss)	(195,747)
Accumulated net realized gains (losses) on investments	3,432,027
Net unrealized appreciation (depreciation) on investments	6,899,100

Net Assets	$82,047,206

Shares of Beneficial Interest Outstanding	2,537,834

Net Asset Value (offering and redemption price per share)	$32.33

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$191,583
Interest	67,640

Total Investment Income	259,223

Expenses:
Advisory fees	175,776
Management services fees	35,156
Administration fees	8,077
Transfer agency and administrative service fees	118,192
Distribution fees	58,592
Custody fees	27,733
Fund accounting fees	16,979
Other fees	14,465

Total Expenses	454,970

Net Investment Income (Loss)	(195,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,322)
Net realized gains (losses) on futures contracts	(676,438)
Net realized gains (losses) on swap agreements	1,464,288
Change in net unrealized appreciation/depreciation on investments	1,571,605

Net Realized and Unrealized Gains (Losses) on Investments	2,355,133

Change in Net Assets Resulting from Operations	$2,159,386

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(195,747)	$(197,676)
Net realized gains (losses) on investments	783,528	7,009,479
Change in net unrealized appreciation/depreciation on investments	1,571,605	4,544,429

Change in net assets resulting from operations	2,159,386	11,356,232

Capital Transactions:
Proceeds from shares issued	386,787,867	397,432,347
Cost of shares redeemed	(345,553,435)	(390,912,434)

Change in net assets resulting from capital transactions	41,234,432	6,519,913

Change in net assets	43,393,818	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$82,047,206	$38,653,388

Accumulated net investment income (loss)	$(195,747)	$—

Share Transactions:
Issued	12,394,296	17,884,061
Redeemed	(11,168,770)	(17,771,340)

Change in shares	1,225,526	112,721

See accompanying notes to the financial statements.

77

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the Year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.00		12.34		(12.59)

Total income (loss) from investment activities	2.87		12.14		(12.68)

Net Asset Value, End of Period	$32.33		$29.46		$17.32

Total Return	9.74	%(c)	70.09%		(42.27	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.83)%		(0.88)%		(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$82,047		$38,653		$20,777
Portfolio turnover rate(e)	308	%(c)	1,202%		2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of Less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (77.8%)
21st Century Insurance Group	3,036	$39,286
99 Cents Only Stores*	6,900	105,225
A.C. Moore Arts & Crafts, Inc.*	1,932	53,149
AAR Corp.*	4,692	53,254
Aaron Rents, Inc.	3,312	109,760
Abaxis, Inc.*	2,484	47,146
Abgenix, Inc.*	11,592	135,858
ABM Industries, Inc.	5,244	102,101
Acadia Realty TrustREIT	3,588	49,299
Actuant Corp.*	3,036	118,374
Acuity Brands, Inc.	3,864	104,328
Adaptec, Inc.*	14,904	126,088
Advanced Digital Information Corp.*	9,108	88,348
Advisory Board Co.*	2,484	88,430
ADVO, Inc.	3,864	127,203
Aeropostale, Inc.*	79	2,126
Affiliated Managers Group, Inc.*	115	5,793
Affordable Residential CommunitiesREIT	3,588	59,561
Agile Software Corp.*	7,452	65,205
AirTran Holdings, Inc.*	6,348	89,761
AK Steel Holding Corp.*	15,456	81,453
Alabama National BanCorporation	1,656	91,858
Alamosa Holdings, Inc.*	9,108	66,944
Albany International Corp.—Class A	3,588	120,413
Albany Molecular Research, Inc.*	3,312	42,824
Albemarle Corp.	2,484	78,619
Alfa Corp.	4,692	65,688
Alkermes, Inc.*	10,764	146,390
Allegheny Technologies, Inc.	7,728	139,490
Alliance Gaming Corp.*	7,176	123,140
Alpharma, Inc.	3,036	62,177
Altiris, Inc.*	3,036	83,824
AMC Entertainment, Inc.*	4,416	67,874
AMCOL International Corp.	3,036	57,532
American Medical Security Group, Inc.*	1,656	45,126
American Medical Systems Holdings, Inc.*	3,588	120,916
American States Water Co.	2,208	51,314
American Woodmark Corp.	828	49,556
AMERIGROUP Corp.*	1,104	54,317
Amis Hldg, Inc.*	4,416	74,719
Amli Residential Properties TrustREIT	3,588	105,272
AmSurg Corp.*	4,213	105,873
Anaren Microwave, Inc.**	3,036	49,608
Anchor BanCorp Wisconsin, Inc.	2,760	72,974
Anixter International, Inc.	3,588	122,100
ANSYS, Inc.*	2,208	103,776
Anteon International Corp.*	3,312	108,037
Anthracite Capital, Inc.*REIT	6,348	76,049
Apogee Enterprises, Inc.	3,864	40,186
Apollo Inv Corp Com*	8,832	121,617
Applera Corp.—Celera Genomics Group*	10,212	117,540
Applied Industrial Technologies, Inc.	2,484	74,818
Apria Healthcare Group, Inc.*	3,312	95,054
AptarGroup, Inc.	3,312	144,701
AQuantive, Inc.*	6,624	65,445
Aquilla, Inc.*	27,600	98,256
Arbitron, Inc.*	2,208	80,636
Arch Chemicals, Inc.	3,036	87,498
Arch Wireless Class A*	2,484	70,769
Arctic Cat, Inc.	1,932	53,188
Argonaut Group, Inc.*	3,312	61,040
Ariad Pharmaceuticals, Inc.*	7,452	55,815
Ariba, Inc.*	38,916	77,054
Arkansas Best Corp.	3,036	99,945
Armor Holdings, Inc.*	3,312	112,608
Artisan Components, Inc.*	3,312	85,450
Ascential Software Corp.*	8,280	132,397
Atherogenics, Inc.REIT*	5,244	99,793
Avanex Corp.*	11,316	44,019
Aviall, Inc.*	3,312	62,961
Avista Corp.	4,416	81,343
Axcelis Technologies, Inc.*	13,524	168,240
Aztar Corp.*	2,208	61,824
Baldor Electric Co.	4,140	96,669
BancorpSouth, Inc.	8,556	192,766
Bandag, Inc.	1,380	61,451
Bankatlantic Bancorp, Inc.—Class A	3,312	61,106
Banner Corp.	1,380	40,103
Banta Corp.	1,932	85,800
BE Aerospace, Inc.*	5,244	39,750
Bel Fuse, Inc.—Class B	1,656	69,055
Belden, Inc.	3,588	76,891
Benchmark Electronics, Inc.*	5,244	152,601
Berry Petroleum Co.—Class A	2,484	73,054
Beverly Enterprises, Inc.*	15,180	130,548
BioMarin Pharmaceutical, Inc.*	9,108	54,648
Black Box Corp.	2,208	104,350
Black Hills Corp.	2,484	78,246
Blue Coat Systems, Inc.*	1,380	46,216
Blyth, Inc.	2,760	95,192
Boca Resorts, Inc.—Class A*	3,036	60,174
Bone Care International, Inc.*	2,208	51,711
Boston Private Financial Holdings, Inc.	3,864	89,490
Bowne & Co., Inc.	4,968	78,743
Boyd Gaming Corp.	1,932	51,333
Brady Corp.—Class A	2,484	114,512
Brandywine Realty TrustREIT	3,312	90,053
Bright Horizons Family Solutions, Inc.*	1,932	103,575
Brocade Communications Systems, Inc.*	36,156	216,212
Brooks Automation, Inc.*	5,796	116,789
Brown Shoe Company, Inc.	2,484	101,670
Brush Wellman, Inc.*	2,484	46,948
Buckeye Technologies, Inc.*	4,140	47,610
Burlington Coat Factory Warehouse Corp.	2,484	47,941
C&D Technologies, Inc.	3,036	54,132
C-COR.net Corp.*	6,072	62,481
Cabot Microelectronics Corp.*	3,036	92,932
California Pizza Kitchen, Inc.*	2,760	52,882
California Water Service Group	2,208	60,830
Callaway Golf Co.	8,556	97,025
Calpine Corp.*	58,788	253,964
Cambrex Corp.	3,312	83,562
Capital City Bank Group, Inc.	1,380	54,634
Caraustar Industries, Inc.*	4,140	58,415
Carpenter Technology Corp.	2,760	93,978
Cascade Bancorp	2,484	45,904
Cascade Corp.	1,380	43,125
Casella Waste Systems, Inc.*	2,760	36,294
Casey’s General Stores, Inc.	7,176	131,321

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Cash America International, Inc.	4,140	$95,220
Catalina Marketing Corp.*	6,624	121,153
Cathay Bancorp, Inc.	3,036	202,500
Cato Corp.—Class A	2,760	61,962
CB Bancshares, Inc.	552	51,446
Cell Therapeutics, Inc.*	7,176	52,887
Centene Corp.*	2,760	106,398
Central Pacific Financial Corp.	2,208	60,720
Central Parking Corp.	2,484	46,426
Century Aluminum Co.*	2,484	61,578
CH Energy Group, Inc.	2,208	102,540
Champion Enterprises, Inc.*	8,832	81,078
Charles River Associates, Inc.*	1,380	42,711
Charming Shoppes, Inc.*	16,284	145,415
Charter Communications, Inc.—Class A*	38,088	149,305
Charter Municipal Mortgage Acceptance Co.	4,968	97,671
Chattem, Inc.*	2,484	71,713
Checkpoint Systems, Inc.*	4,692	84,128
Chemical Financial Corp.	3,312	122,180
Cheniere Energy, Inc.*	2,760	54,013
Chesapeake Corp.	2,760	73,637
Chippac, Inc.—Class A*	8,556	53,646
Chiquita Brands International, Inc.*	4,968	103,931
Chittenden Corp.	3,036	106,715
Chordiant Software, Inc.*	10,212	46,567
Christopher & Banks Corp.	4,692	83,095
Churchill Downs, Inc.	1,104	44,933
Ciber, Inc.*	7,176	58,987
Cimarex Energy Co.*	5,244	158,526
Cincinnati Bell, Inc.*	34,776	154,405
Circor International, Inc.	2,208	45,021
Citizens Banking Corp.	6,072	188,536
City Holding Co.	2,484	78,445
CKE Restaurants, Inc.*	7,452	99,335
Clarcor, Inc.	1,932	88,486
CLECO Corp.	6,348	114,137
CMGI, Inc.*	53,268	103,873
CMS Energy Corp.*	18,768	171,352
CNET Networks, Inc.*	15,732	174,152
Coeur d’Alene Mines Corp.*	30,360	123,870
Cognex Corp.	5,520	212,409
Coherent, Inc.*	4,140	123,579
Cohu, Inc.	3,036	57,805
Cole National Corp.*	1,932	45,112
Commerce Group, Inc.	3,036	149,887
Commercial Federal Corp.	3,864	104,714
Commercial Metals Co.	3,588	116,431
Commercial NET Lease RealtyREIT	6,624	113,933
Commscope, Inc.*	3,036	65,122
Community Bank System, Inc.	3,588	81,771
Community Banks, Inc,	1,380	40,531
Community Trust Bancorp, Inc.	1,656	50,508
Compass Minerals International, Inc.	2,208	42,791
CompuCredit Corp.*	2,760	47,748
Comstock Resources, Inc.*	3,312	64,452
Conceptus, Inc.*	3,588	40,365
Concur Technologies, Inc.*	3,588	38,392
CONMED Corp.*	4,140	113,436
Consolidated Graphics, Inc.*	1,656	72,947
Continental Airlines, Inc. Class—B*	7,728	87,867
Cooper Tire & Rubber Co.	6,624	152,353
Cornerstone Realty Income Trust, Inc.REIT	7,176	62,934
Corporate Office Properties TrustREIT	4,140	102,879
Correctional Properties TrustREIT	1,656	48,438
Corrections Corp. of America*	4,416	174,388
Corus Bankshares, Inc.	2,208	90,771
Corvis Corp.*	55,200	77,832
CoStar Group, Inc.*	2,208	101,413
Cousins Properties, Inc.REIT	3,312	109,130
Cray, Inc.*	12,144	80,393
Credence Systems Corp.*	11,592	159,970
Crompton Corp.	16,284	102,589
Cross Country Healthcare, Inc.*	3,312	60,113
Crown Holdings, Inc.*	15,180	151,344
CSK Auto Corp.*	5,796	99,343
CTI Molecular Imaginging, Inc.*	4,416	62,619
Cubic Corp.	2,208	46,213
Cubist Pharmaceuticals, Inc.*	5,796	64,336
Cuno, Inc.*	2,484	132,521
Curtiss-Wright Corp.	2,760	155,084
CV Therapeutics, Inc.*	4,416	74,012
CVB Financial Corp.	5,244	114,214
Datascope Corp.	1,656	65,727
Decode Genetics, Inc.*	6,900	58,650
Delphi Financial Group, Inc.—Class A	1,380	61,410
Delta Air Lines, Inc.*	15,180	108,082
Deltic Timber Corp.	1,380	52,992
Denbury Resources, Inc.*	3,864	80,951
Dendrite International, Inc.*	5,244	97,434
DHB Industries, Inc.*	2,760	41,897
Diagnostic Products Corp.	2,760	121,274
Dick’s Sporting Goods, Inc.*	4,140	138,069
Digital River, Inc.*	4,140	135,088
Digital Theater Systems Inc.*	2,484	64,957
Digitas, Inc.*	7,728	85,240
Dime Community Bancshares, Inc.	4,416	77,192
Dionex Corp.*	2,760	152,269
Direct General Corp.	2,208	71,230
Discovery Laboratories, Inc.*	6,624	63,524
Ditech Communications Corp.*	4,140	96,628
Dj Orthopedics, Inc.*	2,484	57,132
Dobson Communications Corp.*	15,456	50,387
Dollar Thrifty Automotive Group, Inc.*	3,036	83,308
Downey Financial Corp.	1,932	102,879
Drew Industries, Inc.*	1,104	44,933
DRS Technologies, Inc.*	2,208	70,435
Duane Reade, Inc.*	3,588	58,592
Dyax Corp.*	3,588	42,159
Dycom Industries, Inc.*	4,416	123,648
Eagle Materials Class A	2,208	156,812
EarthLink, Inc.*	19,044	197,104
Eastgroup Properties, Inc.REIT	2,484	83,636
Eclipsys Corp.*	5,244	80,023
EDO Corp	2,208	53,257
eFunds Corp.*	6,348	111,090
El Paso Electric Co.*	6,348	98,013
Electro Scientific Industries, Inc.*	3,864	109,390
ElkCorp	2,760	66,074
Emmis Communications Corp.*	6,072	127,391
Empire District Electric Co.	3,312	66,604

See accompanying notes to the financial statements.

80

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Emulex Corp.*	9,936	$142,184
Encore Acquisition Co.*	3,036	84,704
Encysive Pharmaceuticals, Inc.*	7,452	63,342
EnPro Industries, Inc.*	3,036	69,767
Enterasys Networks, Inc.*	29,808	62,895
Entertainment Properties TrustREIT	2,760	98,642
Entravision Communications Corp.*	6,900	52,992
Entrust Technologies, Inc.**	9,108	40,986
Enzo Biochem, Inc.*	3,312	49,680
Epicor Software Corp.*	5,520	77,556
Equity Inns, Inc.REIT	6,348	58,973
Equity One, Inc.REIT	4,140	74,851
eResearch Technology, Inc.*	4,452	124,656
ESCO Technologies, Inc.*	1,932	103,092
ESS Technology, Inc.*	4,692	50,251
Essex Property Trust, Inc.REIT	1,380	94,323
Esterline Technologies Corp.*	3,036	89,653
Ethan Allen Interiors, Inc.	1,380	49,556
Excel Technology, Inc.*	1,656	55,062
Exelixis, Inc.*	8,832	89,115
Exide Technologies*	3,312	67,730
ExpressJet Holdings, Inc.*	5,244	63,662
F.N.B. Corp.	3,864	78,826
FBL Financial Group, Inc.—Class A	1,656	46,799
FelCor Lodging Trust, Inc.REIT*	6,900	83,490
Ferro Corp.	3,864	103,092
Fidelity Bankshares, Inc.	1,932	68,489
Filenet Corp.*	4,968	156,839
Financial Federal Corp.*	1,932	68,122
Finisar Corp.*	23,460	46,451
Finish Line, Inc.—Class A*	2,760	83,269
First BanCorp.	4,416	179,952
First Charter Corp.	4,140	90,211
First Citizens BancShares, Inc.—Class A	828	101,016
First Commonwealth Financial Corp.	9,936	128,870
First Community Bancorp—Class A	1,932	74,266
First Community Bankshares, Inc.	1,380	46,230
First Federal Capital Corp.	2,760	76,811
First Financial BanCorp.	4,968	88,033
First Financial Bankshares, Inc.	1,932	81,009
First Financial Corp.	1,932	61,631
First Financial Holdings, Inc.	1,656	47,709
First Health Group Corp.*	10,764	168,026
First Horizon Pharmaceutical Corp.*	3,588	67,813
First Industrial Realty Trust, Inc.REIT	3,588	132,325
First Merchants Corp.	2,760	71,622
First National Bancshares	6,732	127,571
First Republic Bank	1,932	83,231
First Sentinel Bancorp, Inc.	3,312	68,062
FirstFed Financial Corp.*	1,932	80,371
Fisher Communications, Inc.*	828	41,673
Florida East Coast Industries, Inc.	3,036	117,341
Flowers Foods, Inc.	4,416	115,478
Flushing Financial Corp.	2,484	43,843
Forest Oil Corp.*	3,588	98,024
Formfactor, Inc.*	3,864	86,747
Franklin Electric Co., Inc.	2,208	83,374
Fred’s, Inc.	5,520	121,937
Frontier Financial Corp.	2,208	77,148
FTI Consulting, Inc.*	5,244	86,526
Fuller (H.B.) Co.	3,588	101,899
Furniture Brands International, Inc.	2,760	69,138
G & K Services, Inc.	2,484	99,832
Gables Residential TrustREIT	1,380	46,892
Gardner Denver, Inc.*	2,484	69,304
Gartner Group, Inc.*	6,348	83,921
Gateway, Inc.*	31,464	141,588
GATX Corp.	3,036	82,579
Gaylord Entertainment Co.*	3,312	103,964
GenCorp, Inc.	4,968	66,522
General Cable Corp.*	5,520	47,196
General Communication, Inc.—Class A	6,348	50,403
Genesee & Wyoming, Inc.—Class A*	2,208	52,330
Genesis Healthcare Corp.*	2,760	80,150
Gentiva Health Services, Inc.*	3,588	58,341
Geron Corp.*	6,348	51,355
Getty Realty Corp.REIT	2,484	62,497
Gibraltar Steel Corp.	2,208	72,467
Glacier Bancorp, Inc.	3,624	102,088
Glatfelter (P.H.) Co.	4,140	58,291
Glimcher Realty TrustREIT	4,692	103,787
Global Industries, Ltd.*	11,592	66,306
Global Power Equipment Group, Inc.*	4,692	37,630
Golden Telecom, Inc.	1,932	54,366
Goodyear Tire & Rubber Co.*	19,872	180,637
Granite Construction, Inc.	2,208	40,252
Graphic Packaging Corp.*	9,384	81,172
Gray Television, Inc.	6,348	88,174
Greif Brothers Corp.—Class A	1,932	81,627
Grey Wolf, Inc.*	26,496	112,343
Group 1 Automotive, Inc.*	2,208	73,328
Guitar Center, Inc.*	3,036	135,011
Gymboree Corp.*	4,416	67,830
Hancock Holding Co.	3,864	112,288
Handleman Co.	3,312	76,706
Hanover Compressor Co.*	6,624	78,826
Harbor Florida Bancshares, Inc.	3,036	83,520
Harland (John H.) Co.	3,588	105,308
Harleysville National Corp.	3,588	91,853
Harris Interactive, Inc.*	6,900	46,368
Harvest Natural Resources, Inc.*	4,968	74,073
Haverty Furniture Companies, Inc.	2,760	48,245
Hayes Lemmerz International, Inc.*	5,244	79,184
Healthcare Realty Trust, Inc.REIT	3,864	144,823
Heartland Express, Inc.	4,416	120,822
Hecla Mining Co.*	16,836	95,965
HEICO Corp.	2,760	50,370
Helmerich & Payne, Inc.	4,416	115,346
Hibbet Sporting Goods, Inc.*	3,312	90,583
Highland Hospitality Corp.REIT	4,968	49,928
Highwoods Properties, Inc.	6,900	162,150
Hollinger International, Inc.	6,348	106,583
Holly Corp.	1,380	51,612
Hologic, Inc.*	2,760	64,170
Home Properties of New York, Inc.REIT	2,208	86,068
HomeStore.com, Inc.*	13,524	53,961
Hooper Holmes, Inc.	8,004	45,943
Horace Mann Educators Corp.	5,244	91,665
Hot Topic, Inc.*	6,900	141,381
Hudson River Bancorp, Inc.	4,416	75,381

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Human Genome Sciences, Inc.*	16,284	$189,384
Hydril Co.*	2,208	69,552
Hypercom Corp.*	7,176	60,637
Iberiabank Corp.	828	49,001
Identix, Inc.*	12,420	92,777
IDEX Corp.	5,281	181,385
IDX Systems Corp.*	3,036	96,818
IHOP Corp.	3,036	108,567
II-VI, Inc.	1,656	50,773
Imation Corp.	4,416	188,166
IMC Global, Inc.	10,764	144,237
IMPAC Mortgage Holdings, Inc.REIT	4,968	111,879
Impax Laboratories, Inc.*	6,900	133,722
Incyte Genomics, Inc.*	8,556	65,368
Independence Community Bank Corp.	7,375	268,451
Independent Bank Corp.	2,208	63,922
Independent Bank Corp.	2,484	63,094
Infinity Property & Casualty Corp.	3,036	100,188
InFocus Corp.*	5,520	46,920
Informatica Corp.*	12,144	92,659
infoUSA, Inc.*	4,416	44,778
InnKeepers U.S.A. TrustREIT	4,692	48,375
Insight Communications Co., Inc.*	6,348	58,782
Insituform Technologies, Inc.—Class A*	3,864	62,867
Integra Bank Corp.	2,208	48,642
Integrated Device Technology, Inc.*	8,280	114,595
Integrated Silicon Solution, Inc.*	4,968	60,659
Interactive Data Corp.*	5,244	91,350
Interdigital Communications Corp.*	7,452	140,172
Interface, Inc.*	6,348	55,418
Internet Capital Group, Inc.*	5,520	42,725
Internet Security Systems, Inc.*	5,244	80,443
Interstate Bakeries Corp.	5,796	62,887
InterVoice-Brite, Inc.*	4,968	56,983
Interwoven, Inc.*	5,796	58,540
Intrado, Inc.*	2,484	39,968
Intuitive Surgical, Inc.*	4,692	89,148
Invacare Corp.	3,312	148,113
Inveresk Research Group, Inc.*	4,140	127,678
Inverness Medical Innovation, Inc.*	1,932	42,311
Investors Real Estate TrustREIT	5,796	60,162
Iomega Corp.	7,176	40,042
Ionics, Inc.*	2,484	70,173
Ipass, Inc.*	6,348	67,225
Ipayment, Inc.*	1,380	56,580
Irwin Financial Corp.	2,484	65,578
ISIS Pharmaceuticals, Inc.*	7,452	42,774
Jack in the Box, Inc.*	2,484	73,775
Jacuzzi Brands, Inc.*	10,764	86,865
JAKKS Pacific, Inc.*	3,588	74,595
Jarden Corp.*	3,312	119,199
JLG Industries, Inc.	5,520	76,673
Jo-Ann Stores, Inc.*	2,760	81,144
Jones Lang LaSalle, Inc.*	3,864	104,714
Journal Register Co.*	5,520	110,400
Joy Global, Inc.	6,900	206,586
K-V Pharmaceutical Co.*	4,968	114,711
K2, Inc.*	4,416	69,331
Kadant, Inc.*	1,932	44,687
Kansas City Southern Industries, Inc.*	5,520	85,560
Kaydon Corp.	3,588	110,977
KCS Energy, Inc.*	6,900	91,908
Keane, Inc.*	6,348	86,904
Kellwood Co.	2,760	120,198
Kelly Services, Inc.—Class A	2,484	74,023
Kennametal, Inc.	4,692	214,894
Kensey Nash Corp.*	1,380	47,610
Key Energy Group*	11,040	104,218
Keystone Automotive Industries, Inc.*	2,208	61,581
KFX, Inc.*	6,072	46,269
Kilroy Realty Corp.REIT	1,656	56,470
Kimball International, Inc.—Class B	3,036	44,781
Kindred Healthcare, Inc.*	3,864	101,816
Kirby Corp.*	3,036	118,100
Knight Trading Group, Inc.*	16,284	163,166
Knight Transportation, Inc.*	3,588	103,083
Kopin Corp.*	9,936	50,773
Korn/Ferry International*	4,416	85,538
Kramont Realty TrustREIT	3,312	52,992
Kronos, Inc.*	3,588	147,826
La Quinta Corp.*	26,496	222,566
La-Z-Boy, Inc.	6,624	119,099
LabOne, Inc.*	2,484	78,942
Labor Ready, Inc.*	4,968	77,004
Laclede Group, Inc.	3,036	83,217
Laidlaw International*	12,420	160,963
Lancaster Colony Corp.	3,864	160,898
Lance, Inc.	3,588	55,255
Landauer, Inc.	1,380	61,631
Landstar System, Inc.*	4,140	218,883
Lasalle Hotel PropertiesREIT	3,864	94,282
Lattice Semiconductor Corp.*	16,008	112,216
Lawson Software, Inc.*	7,728	54,714
Lennox International, Inc.	5,796	104,908
Levitt Corp.*	2,208	56,878
Lexicon Genetics, Inc.*	8,832	69,243
Libbey, Inc.	1,932	53,632
Lifecell Corp.*	4,140	46,741
Ligand Pharmaceuticals, Inc.—Class B*	9,936	172,689
Lincoln Electric Holdings, Inc.	4,692	159,950
Lindsay Manufacturing Co.	1,656	39,777
Linens’n Things, Inc.*	3,312	97,075
Lionbridge Technologies, Inc.*	6,624	50,674
Lithia Motors, Inc.—Class A	1,932	47,875
Littelfuse, Inc.*	3,036	128,757
LKQ Corp.*	1,932	35,800
LNR Property Corp.	828	44,919
Longview Fibre Co.*	7,176	105,703
Luminex Corp.*	3,864	38,872
M/I Schottenstein Homes, Inc.	1,380	56,028
Macdermid, Inc.	3,864	130,796
Macrovision Corp.*	6,072	151,982
Magellan Health Services*	3,864	129,251
Magnum Hunter Resources, Inc.*	8,832	91,676
Maguire Properties, Inc.REIT	4,140	102,548
Manitowoc Co.	3,312	112,111
ManTech International Corp.—Class A*	2,484	46,625
Manufactured Home Communities, Inc.REIT	2,208	73,284
Marcus Corp.	2,760	47,610
MarineMax, Inc.*	1,656	47,494

See accompanying notes to the financial statements.

82

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
MascoTech, Inc.*	1,386	$—
MatrixOne, Inc.*	6,900	47,679
Matthews International Corp.—Class A	4,692	154,554
Mattson Technology, Inc.*	5,520	66,350
Maverick Tube Corp.*	1,932	50,734
Maximus, Inc.*	2,484	88,083
MB Financial, Inc.	2,484	91,436
McDATA Corp.—Class A*	16,560	89,093
McGrath RentCorp.	1,380	50,991
Medarex, Inc.*	11,316	82,494
Mentor Corp.	5,796	198,744
Mercury Computer Systems, Inc.*	3,036	75,293
MeriStar Hospitality Corp.REIT*	12,420	84,953
Metal Management, Inc.*	2,484	49,208
Metals USA, Inc.*	2,760	49,349
Methode Electronics, Inc.—Class A	4,968	64,435
Metrocall Holdings, Inc.*	828	55,476
MFA Mortgage Investments, Inc.REIT	9,660	85,974
MGE Energy, Inc.	2,760	90,059
Micromuse, Inc.*	11,040	73,858
Micros Systems, Inc.*	2,208	105,918
Mid-State Bancshares	3,312	77,865
Millennium Chemicals, Inc.*	7,728	133,849
Mindspeed Technologies, Inc.*	14,076	69,817
Mine Safety Appliances Co.	3,036	102,313
Modine Manufacturing Co.	3,312	105,487
Molina Healthcare, Inc.*	1,380	52,688
Monaco Coach Corp.	3,312	93,299
Moog, Inc.—Class A*	3,588	133,151
MPS Group, Inc.*	13,800	167,256
MTS Systems Corp.	3,036	71,194
Mueller Industries, Inc.	3,312	118,569
Myers Industries, Inc.	3,036	42,808
Mykrolis Corp.*	5,796	100,966
Nabi Biopharmaceuticals*	8,280	117,742
Nara Bancorp, Inc.	2,484	42,551
National Financial Partners	4,692	165,486
National Health Investors, Inc.REIT	3,312	90,053
National Penn Bancshares, Inc.	3,312	98,499
National Western Life Insurance Co.	276	42,380
Nationwide Health Properties, Inc.REIT	8,832	166,925
Navigant Consulting Co.*	6,348	136,101
NBT Bancorp, Inc.	4,692	104,819
NCI Building Systems, Inc.*	2,484	80,854
NCO Group, Inc.*	3,864	103,130
NDCHealth Corp.	2,208	51,226
Newcastle Investment Corp.REIT	4,140	123,993
Newpark Resources, Inc.*	11,868	73,582
NMS Communications Corp.**	6,624	48,885
North Fork Bancorp, Inc.	558	21,232
North Pittsburgh Systems, Inc.	2,208	44,270
Northwest Airlines Corp. Class A*	9,660	107,419
Northwest Bancorp, Inc.	2,760	63,204
Northwest Natural Gas Co.	3,864	117,853
NS Group, Inc.*	2,484	40,837
Nu Skin Enterprises, Inc.	6,900	174,707
Nuvelo, Inc.*	4,140	39,827
Oceaneering International, Inc.*	3,588	122,888
Octel Corp.	1,656	43,602
Ocular Sciences, Inc.*	2,760	104,880
Ocwen Financial Corp.*	5,520	66,461
Odyssey Healthcare, Inc.*	5,244	98,692
Offshore Logistics, Inc.*	2,760	77,611
Ohio Casualty Corp.*	8,556	172,231
Oil States International, Inc.*	4,140	63,342
Old Dominion Freight Line, Inc.*	2,244	66,153
Old National BanCorp.	8,004	198,738
Old Second Bancorp, Inc.	828	43,677
OM Group, Inc.*	3,036	100,218
Omega Healthcare Investors, Inc.REIT	6,624	66,505
ON Semiconductor Corp.**	17,112	85,902
Onyx Pharmaceuticals, Inc.*	3,588	151,988
Open Solutions, Inc.*	1,656	41,367
Opsware, Inc.*	7,176	56,834
OraSure Technologies, Inc.*	5,520	53,710
Orbital Sciences Corp.*	6,072	83,854
Oriental Financial Group, Inc.	2,484	67,242
OrthoLogic Corp.*	4,968	43,073
Oscient Pharmaceuticals Corp.*	8,556	43,721
Otter Tail Power Co.	3,588	96,374
Overseas Shipholding Group, Inc.	1,380	60,899
Overstock.com, Inc.*	1,656	64,716
Owens & Minor, Inc.	5,244	135,819
Oxford Industries, Inc.	1,932	84,158
P.F. Chang’s China Bistro, Inc.*	2,208	90,859
Pacific Capital BanCorp.	6,348	178,569
Packeteer, Inc.**	4,692	75,776
PalmOne, Inc.*	3,588	124,755
Par Pharmaceutical Cos., Inc.*	1,104	38,872
Parametric Technology Corp.*	37,812	189,059
Parexel International Corp.*	3,588	71,042
Park National Corp.	1,656	211,487
Parker Drilling Co.*	13,248	50,607
Parkway Properties, Inc.REIT	279	12,402
Paxar Corp.*	4,968	96,975
Payless ShoeSource, Inc.*	8,556	127,570
Pediatrix Medical Group, Inc.*	2,760	192,786
Peet’s Coffee & Tea, Inc.*	1,656	41,383
Penn Virginia Corp.	2,484	89,697
Pennsylvania REIT	3,864	132,342
Pep Boys-Manny, Moe & Jack	3,312	83,959
Per-Se Technologies, Inc.*	3,312	48,156
Perot Systems Corp.—Class A*	10,764	142,838
Perrigo Co.	8,556	162,307
PFF Bancorp, Inc.	1,380	51,391
Pharmos Corp.*	12,420	51,046
Philadelphia Consolidated Holding Corp.*	2,484	149,214
Pinnacle Entertainment, Inc.*	4,968	62,646
Pixelworks, Inc.*	5,796	88,795
Plains Exploration & Production Co.*	8,280	151,938
Plug Power, Inc.*	6,900	51,612
PNM Resources, Inc.	6,624	137,580
PolyOne Corp.*	12,972	96,512
Post Properties, Inc.REIT	5,520	160,908
Powerwave Technologies, Inc.*	9,108	70,132
Prentiss Properties TrustREIT	4,140	138,773
Presidential Life Corp.	3,036	54,709
Price Communications Corp.*	5,140	75,866
Price Legacy Corp.REIT	3,036	56,045
Prima Energy Corp.*	1,380	54,607

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Prime Hospitality Corp.*	5,244	$55,691
Primedia, Inc.*	18,768	52,175
Primus Telecommunications Group, Inc.*	10,488	53,279
Priority Healthcare Corp.—Class B*	4,140	95,013
PrivateBancorp, Inc.	2,208	60,632
ProAssurance Corp.*	3,588	122,387
ProQuest Co.*	3,312	90,252
Prosperity Bancshares, Inc.	2,208	53,765
Provident Bankshares Corp.	4,692	135,317
Provident Financial Services, Inc.	7,728	135,626
Province Healthcare Co.*	6,348	108,868
PS Business Parks, Inc.REIT	1,656	66,637
PSS World Medical, Inc.*	9,660	108,192
Pulitzer, Inc.	1,104	53,986
Quanta Services, Inc.*	10,212	63,519
Quantum Corp.*	25,392	78,715
R & G Financial Corp.—Class B	3,588	118,619
RailAmerica, Inc.*	4,968	72,533
RAIT Investment TrustREIT	2,760	68,034
Ralcorp Holdings, Inc.*	3,588	126,298
Range Resources Corp.	9,660	141,036
RARE Hospitality International, Inc.*	4,692	116,831
RC2 Corp.*	1,932	68,586
Reader’s Digest Association, Inc.	9,660	154,463
RealNetworks, Inc.*	15,732	107,607
Realty Income Corp.REIT	3,588	149,727
Red Robin Gourmet Burgers, Inc.*	1,656	45,325
Regal-Beloit Corp.	3,588	79,869
Reliance Steel & Aluminum Co.	2,484	100,155
Revlon, Inc.—Class A*	20,700	61,065
RF Micro Devices, Inc.*	24,288	182,161
RLI Corp.	2,760	100,740
Rock-Tenn Co.	4,140	70,173
Rogers Corp.*	2,208	154,340
RTI International Metals, Inc.*	3,036	48,424
Ruddick Corp.	4,692	105,335
Russell Corp.	4,140	74,354
Ryans Restaurant Group, Inc.*	6,072	95,938
Ryerson Tull, Inc.	3,312	52,595
S & T Bancorp, Inc.	3,312	105,918
S1 Corp.*	9,936	98,764
Safeguard Scientifics, Inc.*	16,836	38,723
SafeNet, Inc.*	3,312	91,676
Saga Communications, Inc.*	2,208	40,296
Salix Pharmaceuticals, Ltd.*	3,312	109,130
Sandy Spring Bancorp, Inc.	1,932	67,137
Sapient Corp.*	11,040	66,350
Scansoft, Inc.*	11,316	56,014
ScanSource, Inc.*	1,656	98,400
Schweitzer-Mauduit International, Inc.	1,656	50,723
SCP Pool Corp.	4,968	223,559
Seacoast Financial Services Corp.	4,140	143,244
Seacor Smit, Inc.*	2,208	96,997
Secure Computing Corp.*	4,968	57,877
Select Comfort Corp.*	4,692	133,253
Select Medical Corp.	11,040	148,157
Sensient Technologies Corp.	6,072	130,427
Sequa Corp.—Class A*	828	48,413
Serena Software, Inc.*	3,588	68,495
Shaw Group, Inc.*	7,728	78,285
Shopko Stores, Inc.*	4,140	58,540
Sierra Pacific Resources*	14,904	114,910
Silgan Holdings, Inc.	1,656	66,753
Silicon Graphics, Inc.*	36,984	81,365
Silicon Image, Inc.*	10,488	137,707
Silicon Storage Technology, Inc.*	11,040	113,712
Siliconix, Inc.*	828	41,085
Simmons First National Corp.—Class A	2,208	57,474
Simpson Manufacturing Co., Inc.	2,484	139,402
Sinclair Broadcast Group—Class A	6,348	65,194
Six Flags, Inc.*	12,144	88,165
SkyWest, Inc.	8,280	144,155
Skyworks Solutions, Inc.*	18,492	161,436
Sola International, Inc.*	3,864	66,577
Sonic Automotive, Inc.	3,312	73,361
Sonic Corp.*	36	819
Sonic Solutions*	2,484	52,785
SonoSite, Inc.*	2,208	52,793
Sonus Networks, Inc.*	30,636	146,440
Sotheby’s Holdings, Inc.—Class A*	5,244	83,694
Southern Union Co.*	4,968	104,725
Southwest Gas Corp.	4,416	106,558
Southwestern Energy Co.*	4,416	126,607
Spartech Corp.	3,588	93,073
Speedway Motorsports, Inc.	2,208	73,836
Spherion Corp.*	8,556	86,758
SRA International, Inc.—Class A*	1,380	58,402
St. Mary Land & Exploration Co.	3,588	127,912
Standard Microsystems Corp.*	2,484	57,927
Standex International Corp.	1,656	45,043
StarTek, Inc.	1,656	59,285
State Auto Financial Corp.	1,932	59,351
STERIS Corp.*	6,348	143,211
Sterling BanCorp.	1,932	53,362
Sterling Bancshares, Inc.	6,348	90,078
Sterling Financial Corp.	3,036	79,027
Sterling Financial Corp.*	3,375	107,561
Stewart & Stevenson Services, Inc.	4,140	74,189
Stewart Enterprises, Inc.—Class A*	15,180	123,565
Strayer Education, Inc.	1,932	215,553
Stride Rite Corp.	5,520	60,886
Suffolk BanCorp.	1,656	53,986
Summit Properties, Inc.REIT	3,588	91,996
Superior Energy Services, Inc.*	7,728	77,666
SureWest Communications	1,932	61,051
Susquehanna Bancshares, Inc.	6,624	166,660
Swift Energy Co.*	3,312	73,063
Sybron Dental Special, Inc.*	5,520	164,772
Sycamore Networks, Inc.*	24,564	103,906
Symmetricom, Inc.*	6,348	56,497
Take-Two Interactive Software, Inc.*	4,140	126,850
TALX Corp.	1,932	47,199
Taubman Centers, Inc.REIT	6,072	138,988
Techne Corp.*	4,968	215,859
Technitrol, Inc.*	5,244	114,844
Tecumseh Products Co.	2,208	90,948
Teledyne Technologies, Inc.*	4,692	93,934
TeleTech Holdings, Inc.**	5,244	45,990
Telik, Inc.*	5,520	131,762
Tenneco Automotive, Inc.*	5,796	76,681
Terex Corp.*	3,864	131,878
Tesoro Petroleum Corp.*	5,520	152,352

See accompanying notes to the financial statements.

84

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Tessera Technologies*	3,312	$59,682
TETRA Technologies, Inc.*	3,036	81,517
Texas Industries, Inc.	2,484	102,266
The Medicines Co.*	6,348	193,678
The Men’s Wearhouse, Inc.*	1,656	43,702
The Phoenix Companies, Inc.	12,420	152,145
The Robert Mondavi Corp.—Class A*	1,380	51,088
The Steak n Shake Co.*	3,312	60,345
Thomas Industries, Inc.	1,932	64,142
Thor Industries, Inc.	2,760	92,350
THQ, Inc.*	4,140	94,806
Tierone Corp.	2,760	59,368
Titan Corp.*	11,316	146,882
Toro Co.	1,104	77,358
Town& Country TrustREIT	2,484	62,696
Trammell Crow Co.*	4,692	66,157
Transaction Systems Architects, Inc.*	5,244	112,903
Transkaryotic Therapies, Inc.*	4,140	61,934
Transmeta Corp.*	20,976	45,937
Tredegar Corp.	3,864	62,326
Triad Guaranty, Inc.*	1,380	80,316
Triarc Companies, Inc.	4,968	50,525
Trinity Industries, Inc.	2,484	78,966
TriQuint Semiconductor, Inc.*	19,320	105,487
Triumph Group, Inc.*	2,208	70,501
TrustCo Bank Corp.NY	10,488	137,393
Trustmark Corp.	6,624	191,566
TTM Technologies, Inc.*	5,796	68,683
Tyler Technologies, Inc.*	5,244	49,608
UbiquiTel, Inc.*	9,936	41,930
UICI*	4,692	111,717
UIL Holdings Corp.	1,380	67,192
UMB Financial Corp.	2,208	113,977
Unit Corp.*	3,036	95,482
United Auto Group, Inc.	2,208	67,675
United Community Banks, Inc.	4,140	104,245
United Community Financial Corp.	3,864	50,232
United Fire & Casualty Co.	1,104	63,756
United Online, Inc.*	7,452	131,230
United Rentals, Inc.*	2,484	44,439
United Surgical Partners International, Inc.*	3,864	152,512
Universal American Financial Corp.*	3,864	42,427
Universal Corp.	3,312	168,713
Universal Forest Products, Inc.REIT	2,208	71,208
Universal Health Realty Income Trust	1,656	47,527
Universal Technical Institue, Inc.*	1,932	77,241
Univest Corporation of Pennsylvania	1,104	56,304
Unizan Financial Corp.	3,036	79,240
Unova, Inc.*	6,900	139,725
URS Corp.*	2,484	68,062
Urstadt Biddle Properties—Class AREIT	3,036	44,963
USEC, Inc.	10,764	94,400
Vail Resorts, Inc.**	2,760	52,882
Valeant Pharmaceuticals International	6,348	126,960
Valmont Industries, Inc.	1,932	44,243
ValueClick, Inc.*	11,316	135,566
Varian Semiconductor Equipment Associates Inc,*	3,312	127,711
Vertex Pharmaceuticals, Inc.*	11,040	119,674
Viasys Healthcare, Inc.*	4,416	92,339
Vicor Corp.*	2,760	50,425
Vicuron Pharmaceuticals, Inc.*	6,624	83,197
Vignette Corp.*	40,848	67,808
Vintage Petroleum, Inc.	4,140	70,256
Visteon Corp.	12,696	148,162
VISX, Inc.*	2,208	58,998
Vitesse Semiconductor Corp.*	30,636	149,504
W-H Energy Services, Inc.*	3,588	70,325
W.R.Grace & Co.**	9,384	58,181
Wabtec Corp.	4,968	89,623
Walter Industries, Inc.	3,312	45,109
Washington REIT	5,520	162,178
Washington Trust Bancorp, Inc.	1,932	50,174
Watsco, Inc.	3,036	85,221
Watson Wyatt & Company Holdings	4,692	125,042
Watts Industries, Inc.—Class A	3,036	81,820
Wausau-Mosinee Paper Corp.	6,348	109,821
WCI Communities, Inc.*	2,208	49,260
webMethods, Inc.*	6,624	56,768
Weis Markets, Inc.	1,656	58,043
Werner Enterprises, Inc.	5,796	122,296
Wesbanco, Inc.	2,484	72,359
WESCO International, Inc.*	2,484	45,706
West Coast BanCorp.	2,208	47,340
West Pharmaceutical Services, Inc.	2,208	93,398
Westamerica Bancorporation	3,312	173,714
Wild Oats Markets, Inc.*	4,416	62,133
Winn-Dixie Stores, Inc.	11,592	83,462
Winnebago Industries, Inc.	2,760	102,893
Wintrust Financial Corp.	2,760	139,408
WMS Industries, Inc.*	2,760	82,248
Wolverine World Wide, Inc.	5,244	137,655
Woodward Governor Co.	1,380	99,512
World Fuel Services Corp.	1,380	62,210
X-Rite, Inc.	3,036	44,143
Yankee Candle Co., Inc.*	4,140	121,095
Zenith National Insurance Corp.	1,104	53,654
Zoll Medical Corp.*	1,380	48,410
Zoran Corp.*	6,072	111,421
Zymogenetics, Inc.*	2,760	52,440

TOTAL COMMON STOCKS (Cost $72,225,386)		73,059,505

	Principal Amount
U.S. Government Agency Obligations (25.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$23,709,000	23,709,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,709,000)		23,709,000

TOTAL INVESTMENT SECURITIES (Cost $95,937,386)—103.1%		96,768,505
Net other assets (liabilites)—(3.1)%		(2,936,100)

NET ASSETS—100.0%		$93,832,405

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $46,373,875	157	$2,048,222

	Units
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $2,512,549)	4,314	17,449
Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $65,480,075)	112,426	472,487

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.3%
Aerospace/Defense		1.2%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.6%
Auto Manufacturers		1.0%
Auto Parts & Equipment		0.1%
Banks		7.5%
Beverages		0.1%
Biotechnology		1.2%
Building Materials		0.9%
Chemicals		1.5%
Commercial Banks		0.2%
Commercial Services		3.7%
Computers		2.4%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.8%
Diversified Financial Services		0.5%
Electric		1.6%
Electrical Components & Equipment		0.4%
Electronics		1.9%
Energy—Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software		0.1%
Entertainment		0.8%
Environmental Control		0.3%
Finance—Credit Card		0.1%
Food		1.0%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.7%
Healthcare—Products		2.4%
Healthcare—Services		2.0%
Home Builders		0.5%
Home Furnishings		0.4%
Household Product/Wares		0.5%
Housewares		0.1%
Insurance		2.0%
Internet		2.7%
Investment Companies		0.1%
Iron/Steel		0.6%
Laser System Components		0.1%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction& Mining		0.4%
Machinery—Diversified		1.4%
Media		1.1%
Miedical—Biomedical/Genetic		0.1%
Medical-Drugs		0.1%
Medical Instruments		0.2%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.7%
Mining		0.6%
Miscellaneous Manufacturing		1.5%
Office/Business Equipment		0.1%
Oil & Gas		2.5%
Oil & Gas Services		1.0%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.5%
Pharmaceuticals		2.9%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.9%
Retail		4.0%
Savings & Loans		1.7%
Semiconductors		2.8%
Software		2.3%
Telecommunications		2.7%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Trucking & Leasing		0.1%
Water		0.1%
Other**		22.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

86

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $95,937,386)	$96,768,505
Segregated cash balances with brokers for futures contracts	2,532,985
Segregated cash balances with custodian for swap agreements	209
Dividends and interest receivable	26,354
Receivable for investments sold	13,200
Receivable for capital shares issued	2,784,127
Variation margin on futures contracts	135,814
Unrealized appreciation on swap agreements	489,936
Prepaid expenses	733

Total Assets	102,751,863

Liabilities:
Cash overdraft	230,434
Payable for capital shares redeemed	8,554,684
Advisory fees payable	37,641
Management services fees payable	7,528
Administration fees payable	1,651
Administrative services fees payable	23,619
Distribution fees payable	13,980
Other accrued expenses	49,921

Total Liabilities	8,919,458

Net Assets	$93,832,405

Net Assets consist of:
Capital	$70,380,409
Accumulated net investment income (loss)	(360,501)
Accumulated net realized gains (losses) on investments	20,443,220
Net unrealized appreciation (depreciation) on investments	3,369,277

Net Assets	$93,832,405

Shares of Beneficial Interest Outstanding	2,915,925

Net Asset Value (offering and redemption price per share)	$32.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$222,395
Interest	152,196

Total Investment Income	374,591

Expenses:
Advisory fees	287,052
Management services fees	57,411
Administration fees	13,327
Transfer agency and administrative service fees	196,446
Distribution fees	95,684
Custody fees	42,657
Fund accounting fees	25,127
Other fees	17,388

Total Expenses	735,092

Net Investment Income (Loss)	(360,501)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,910,195
Net realized gains (losses) on futures contracts	(1,203,273)
Net realized gains (losses) on swap agreements	946,929
Change in net unrealized appreciation/depreciation on investments	(5,056,336)

Net Realized and Unrealized Gains (Losses) on Investments	2,597,515

Change in Net Assets Resulting from Operations	$2,237,014

See accompanying notes to the financial statements.

87

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(360,501)	$(358,338)
Net realized gains (losses) on investments	7,653,851	24,502,558
Change in net unrealized appreciation/depreciation on investments	(5,056,336)	8,893,996

Change in net assets resulting from operations	2,237,014	33,038,216

Capital Transactions:
Proceeds from shares issued	555,271,648	654,391,278
Cost of shares redeemed	(551,841,487)	(629,825,235)

Change in net assets resulting from capital transactions	3,430,161	24,566,043

Change in net assets	5,667,175	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$93,832,405	$88,165,230

Accumulated net investment income (loss)	$(360,501)	$—

Share Transactions:
Issued	17,736,400	30,573,273
Redeemed	(17,839,592)	(29,641,933)

Change in shares	(103,192)	931,340

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18,1999(a) Through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.14	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	3.13		14.70		(10.71)		(1.93)		(7.90)		5.93

Total income (loss) from Investment activities	2.98		14.56		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains on investments	—		—		—		—		(0.42)		—

Total distributions	—		—		—		—		(0.44)		—

Net Asset Value, End of Period	$32.18		$29.20		$14.64		$25.51		$27.61		$35.99

Total Return	10.21	%(c)	99.45%		(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.00%		2.15%		2.11%		2.24%		2.53%
Net expenses(d)	1.92%		1.98%		1.98%		2.11%		1.95%		1.70%
Net investment income (loss)(d)	(0.94)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%		1.75%
Supplemental Data:
Net assets, end of period (000’s)	$93,832		$88,165		$30,561		$89,041		$33,388		$9,804
Portfolio turnover rate(e)	252	%(c)	572%		1,511%		842%		1,971%		686	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

89

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (81.8%)
Adobe Systems, Inc.	17,408	$809,472
Altera Corp.*	39,168	870,313
Amazon.com, Inc.*	20,128	1,094,963
American Power Conversion Corp.	14,960	293,964
Amgen, Inc.*	44,064	2,404,572
Apollo Group, Inc.—Class A*	13,328	1,176,729
Apple Computer, Inc.*	39,440	1,283,378
Applied Materials, Inc.*	65,008	1,275,457
ATI Technologies, Inc.*	17,952	338,575
BEA Systems, Inc.*	28,016	230,292
Bed Bath & Beyond, Inc.*	30,192	1,160,882
Biogen Idec, Inc.*	27,472	1,737,604
Biomet, Inc.	25,568	1,136,242
Broadcom Corp.—Class A*	17,136	801,451
C.H. Robinson Worldwide, Inc.	6,256	286,775
Career Education Corp.*	7,616	346,985
CDW Corp.	6,528	416,225
Cephalon, Inc.*	3,808	205,632
Check Point Software Technologies, Ltd.*	19,040	513,890
Chiron Corp.*	19,584	874,230
Cintas Corp.	15,232	726,109
Cisco Systems, Inc.*	180,064	4,267,517
Citrix Systems, Inc.*	14,960	304,586
Comcast Corp.—Special Class A*	70,992	1,989,906
Compuware Corp.*	17,680	116,688
Comverse Technology, Inc.*	15,232	303,726
Costco Wholesale Corp.	17,952	737,289
Dell, Inc.*	69,088	2,474,732
DENTSPLY International, Inc.	5,712	297,595
Dollar Tree Stores, Inc.*	8,160	223,829
eBay, Inc.*	36,448	3,351,393
EchoStar Communications Corp.—Class A*	18,224	560,388
Electronic Arts, Inc.*	22,848	1,246,358
Expeditors International of Washington, Inc.	7,616	376,307
Express Scripts, Inc.—Class A*	5,168	409,461
Fastenal Co.	5,440	309,155
First Health Group Corp.*	7,072	110,394
Fiserv, Inc.*	18,224	708,731
Flextronics International, Ltd.*	42,704	681,129
Garmin, Ltd.	7,344	272,022
Gentex Corp.	5,984	237,445
Genzyme Corp.—General Division*	21,216	1,004,153
Gilead Sciences, Inc.*	15,776	1,056,992
Henry Schein, Inc.*	2,992	188,915
Intel Corp.	168,640	4,654,465
InterActive Corp.*	54,128	1,631,418
Intersil Corp.—Class A	10,608	229,769
Intuit, Inc.*	18,496	713,576
Invitrogen Corp.*	3,536	254,557
JDS Uniphase Corp.*	121,856	461,834
Juniper Networks, Inc.*	25,840	634,889
KLA-Tencor Corp.*	17,680	873,038
Lam Research Corp.*	10,336	277,005
Lamar Advertising Co.*	6,256	271,198
Level 3 Communications, Inc.*	50,048	177,670
Lincare Holdings, Inc.*	7,072	232,386
Linear Technology Corp.	30,736	1,213,150
Marvell Technology Group, Ltd.*	19,040	508,368
Maxim Integrated Products, Inc.	33,728	1,768,022
MedImmune, Inc.*	19,856	464,630
Mercury Interactive Corp.*	7,344	365,952
Microchip Technology, Inc.	12,784	403,207
Microsoft Corp.	276,896	7,908,149
Millennium Pharmaceuticals, Inc.*	25,024	345,331
Molex, Inc.	7,344	235,596
Network Appliance, Inc.*	27,200	585,616
Nextel Communications, Inc.—Class A*	103,088	2,748,326
Novellus Systems, Inc.*	11,152	350,619
NVIDIA Corp.*	13,328	273,224
Oracle Corp.*	161,296	1,924,260
PACCAR, Inc.	14,688	851,757
PanAmSat Corp.*	14,960	347,371
Patterson Dental Co.*	4,896	374,495
Patterson-UTI Energy, Inc.	6,528	218,100
Paychex, Inc.	26,656	903,105
PeopleSoft, Inc.*	38,352	709,512
Petsmart, Inc.	10,608	344,230
Pixar Animation Studios*	4,080	283,601
QLogic Corp.*	7,072	188,044
Qualcomm, Inc.	72,896	5,319,951
Research In Motion, Ltd.*	13,872	949,400
Ross Stores, Inc.	10,880	291,149
Ryanair Holdings PLCADR*	4,624	151,575
Sandisk Corp.*	11,152	241,887
Sanmina-SCI Corp.*	41,344	376,230
Siebel Systems, Inc.*	43,792	467,699
Sigma-Aldrich Corp.	4,896	291,851
Smurfit-Stone Container Corp.*	18,496	368,995
Staples, Inc.	25,024	733,453
Starbucks Corp.*	41,072	1,785,810
Sun Microsystems, Inc.*	107,712	467,470
Symantec Corp.*	24,208	1,059,826
Synopsys, Inc.*	10,608	301,585
Tellabs, Inc.*	17,680	154,523
Teva Pharmaceutical Industries, Ltd.ADR	16,592	1,116,476
VeriSign, Inc.*	17,408	346,419
Veritas Software Corp.*	32,640	904,128
Whole Foods Market, Inc.	4,624	441,361
Xilinx, Inc.	34,272	1,141,600
Yahoo!, Inc.*	48,144	1,749,072

TOTAL COMMON STOCKS (Cost $65,026,422)		91,599,381

	Principal Amount
U.S. Government Agency Obligations (14.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$15,729,000	15,729,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,729,000)		15,729,000

TOTAL INVESTMENT SECURITIES (Cost $80,755,422)—95.8%		107,328,381
Net other assets (liabilities)—4.2%		4,760,176

NET ASSETS—100.0%		$112,088,557

See accompanying notes to the financial statements.

90

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $56,581,200)	372	$1,599,086

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $35,404,327)	23,344	423,182
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/04 (Underlying notional amount at value $35,125,682)	23,160	419,818
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $4,916,958)	3,242	58,767

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Airlines		0.1%
Auto Manufacturers		0.8%
Biotechnology		5.9%
Chemicals		0.3%
Commercial Services		2.3%
Computers		6.4%
Distribution/Wholesale		0.6%
Electrical Components & Equipment		0.5%
Electronics		1.4%
Food		0.4%
Healthcare—Products		1.8%
Healthcare—Services		0.2%
Internet		8.7%
Media		1.8%
Oil & Gas		0.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.9%
Retail		4.7%
Semiconductors		13.5%
Software		14.2%
Telecommunications		13.4%
Textiles		0.6%
Transportation		0.6%
Other**		18.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositry Receipt

See accompanying notes to the financial statements.

91

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $80,755,422)	$107,328,381
Segregated cash balances with brokers for futures contracts	7,115,319
Segregated cash balances with custodian for swap agreeements	244
Dividends and interest receivable	1,716
Receivable for capital shares issued	5,340,658
Unrealized appreciation on swap agreements	901,767
Variation margin on futures contracts	370,769
Prepaid expenses	1,107

Total Assets	121,059,961

Liabilities:
Cash overdraft	370,051
Payable for investments purchased	8,419,061
Payable for capital shares redeemed	1,295
Advisory fees payable	52,339
Management services fees payable	10,468
Administration fees payable	2,546
Administrative services fees payable	33,730
Distribution fees payable	18,902
Other accrued expenses	63,012

Total Liabilities	8,971,404

Net Assets	$112,088,557

Net Assets consist of:
Capital	$147,584,893
Accumulated net investment Income (loss)	(777,411)
Accumulated net realized gains (losses) on investments	(63,792,737)
Net unrealized appreciation (depreciation) on investments	29,073,812

Net Assets	$112,088,557

Shares of Beneficial Interest Outstanding	35,635,378

Net Asset Value (offering and redemption price per share)	$3.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$87,787
Dividends	82,824

Total Investment Income	170,611

Expenses:
Advisory fees	372,721
Management services fees	74,545
Administration fees	17,187
Transfer agency and administrative service fees	268,088
Distribution fees	124,240
Custody fees	30,401
Fund accounting fees	32,957
Other fees	27,883

Total Expenses	948,022

Net Investment Income (Loss)	(777,411)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,329,383)
Net realized gains (losses) on futures contracts	(972,044)
Net realized gains (losses) on swap agreements	1,526,990
Change in net unrealized appreciation/depreciation on investments	2,717,586

Net Realized and Unrealized Gains (Losses) on Investments	1,943,149

Change in Net Assets Resulting from Operations	$1,165,738

See accompanying notes to the financial statements.

92

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment Income (loss)	$(777,411)	$(1,033,098)
Net realized gains (losses) on investments	(774,437)	24,763,506
Change in net unrealized appreciation/depreciation on investments	2,717,586	21,201,036

Change in net assets resulting from operations	1,165,738	44,931,444

Capital Transactions:
Proceeds from shares issued	485,912,483	658,511,166
Cost of shares redeemed	(489,067,010)	(642,553,762)

Change in net assets resulting from capital transactions	(3,154,527)	15,957,404

Change in net assets	(1,988,789)	60,888,848
Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$112,088,577	$114,077,346

Accumulated net investment Income (loss)	$(777,411)	$—

Share Transactions:
Issued	164,043,252	314,244,296
Redeemed	(165,960,447)	(312,092,062)

Change in shares	(1,917,195)	2,152,234

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18,1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93		$30.00

Investment Activites:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.04	)(b)	(0.11	)(b)	(0.04	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		1.58		(3.29)		(10.50)		(51.29)		40.99

Total income (loss) from investment activities	0.11		1.54		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments	—		—		—		—		(3.80)		—

Net Asset Value, End of Period	$3.15		$3.04		$1.50		$4.83		$15.44		$70.93

Total Return	3.62	%(c)	102.67%		(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.97%		2.08%		1.95%		1.65%		1.97%
Net expenses(d)	1.87%		1.94%		1.98%		1.95%		1.65%		1.65%
Net investment income (loss)(d)	(1.54)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%		(0.77)%
Supplemental Data:
Net assets, end of period (000’s)	$112,089		$114,077		$53,188		$102,131		$115,498		$67,898
Portfolio turnover rate(e)	282	%(c)	768%		982%		465%		683%		101	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

94

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06—06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/ 04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

96

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

97

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

98

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (63.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$25,000	$25,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	25,000	25,000
Federal National Mortgage Association, 0.90%, 07/01/04	25,000	25,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,000)		75,000

Repurchase Agreements (39.0%)

UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $21,001 (Collateralized by $24,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $24,052)	21,000	21,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $25,001 (Collateralized by $25,525 U.S.Treasury Notes, 1.625%, 04/30/05, market value $25,510)	25,000	25,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

	Contracts
Options Purchased (0.1%)
Russell 2000 Futures Call Option expiring July 2004 @ $950	15	68

TOTAL OPTIONS PURCHASED (Cost $255)		68

TOTAL INVESTMENT SECURITIES (Cost $121,255) —102.7%		121,068
Net other assets (liabilities)—(2.7%)		(3,234)

NET ASSETS —100.0%		$117,834

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/01/04 (Underlying notional amount at value $20,192)	(34)	$414
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $97,854)	(165)	(673)

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $75,255)	$75,068
Repurchase agreements, at cost.	46,000

Total Investments	121,068
Cash	416
Segregated cash balances with brokers for futures contracts	2,694
Interest receivable	1
Unrealized appreciation on swap agreements	414
Prepaid expenses	13

Total Assets	124,606

Liabilities:
Payable for capital shares redeemed	1,600
Variation margin on futures contracts	139
Unrealized depreciation on swap agreements	673
Advisory fees payable	1,158
Management services fees payable	232
Administration fees payable	49
Administrative services fees payable	12
Distribution fees payable	844
Other accrued expenses	2,065

Total Liabilities	6,772

Net Assets	$117,834

Net Assets consist of:
Capital	$1,453,731
Accumulated net investment income (loss)	(5,539)
Accumulated net realized gains (losses) on investments	(1,329,912)
Net unrealized appreciation (depreciation) on investments	(446)

Net Assets	$117,834

Shares of Beneficial Interest Outstanding	6,663

Net Asset Value (offering and redemption price per share)	$17.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$5,155

Expenses:
Advisory fees	4,051
Management services fees	810
Administration fees	100
Transfer agency and administrative service fees	129
Distribution fees	1,266
Custody fees	4,142
Fund accounting fees	106
Other fees	91

Total Expenses	10,695

Net Investment Income (Loss)	(5,540)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,584
Net realized gains (losses) on futures contracts	(42,715)
Net realized gains (losses) on swap agreements	161,401
Change in net unrealized appreciation/depreciation on investments	360

Net Realized and Unrealized Gains (Losses) on Investments	123,630

Change in Net Assets Resulting from Operations	$118,090

See accompanying notes to the financial statements.

100

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(5,540)	$(7,130)
Net realized gains (losses) on investments	123,270	(774,792)
Change in net unrealized appreciation/depreciation on investments	360	453

Change in net assets resulting from operations	118,090	(781,469)

Capital Transactions:
Proceeds from shares issued	126,088,619	172,036,987
Cost of shares redeemed	(126,213,894)	(173,303,427)

Change in net assets resulting from capital transactions	(125,275)	(1,266,440)

Change in net assets	(7,185)	(2,047,909)
Net Assets:
Beginning of period	125,019	2,172,928

End of period	$117,834	$125,019

Accumulated net investment income (loss)	$(5,539)	$1

Share Transactions:
Issued	7,174,046	6,877,518
Redeemed	(7,174,027)	(6,946,480)

Change in shares	19	(68,962)

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$18.82		$28.74		$30.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.20	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(1.05	)(c)	(9.72)		(1.24)

Total income (loss) from investment activities	(1.14)		(9.92)		(1.26)

Net Asset Value, End of Period	$17.68		$18.82		$28.74

Total Return	(6.06	)%(d)	(34.52)%		(4.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.71%		1.73%
Net expenses(e)	1.98%		1.98%		1.73%
Net investment income (loss)(e)	(1.03)%		(0.80)%		(0.23)%
Supplemental Data:
Net assets, end of period (000’s)	$118		$125		$2,173
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

102

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (56.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$5,430,000	$5,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	5,430,000	5,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	5,430,000	5,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,290,000)		16,290,000

Repurchase Agreements (37.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,151 (Collateralized by $5,528,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $5,540,005)	5,430,000	5,430,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,136 (Collateralized by $5,544,250 U.S. Treasury Notes, 1.625%, 04/30/05, market value $5,540,992)	5,430,000	5,430,000

TOTAL REPURCHASE AGREEMENT (Cost $10,860,000)		10,860,000

Options Purchased(NM)
NASDAQ Futures Call Option expiring July 2004 @ $2,600	200	540

TOTAL OPTIONS PURCHASED (Cost $1,899)		540

TOTAL INVESTMENT SECURITIES (Cost $27,151,899)—94.1%		27,150,540
Net other assets (liabilities)—5.9%		1,695,904

NET ASSETS—100.0%		$28,846,444

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,278,060)	42	$(40,466)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $10,647,000)	70	(362,515)

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $4,319,198)	(2,848)	(51,718)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 08/30/04 (Underlying notional amount at value $9,440,611)	(6,225)	(113,015)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $3,093,155)	(2,039)	(46,561)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Short OTC (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $16,291,899)	$16,290,540
Repurchase agreement, at cost	10,860,000

Total Investments	27,150,540
Cash	83,000
Segregated cash balances with brokers for futures contracts	1,356,744
Segregated cash balances with custodian for swap agreements	329
Interest receivable	287
Receivable for capital shares issued	645,968
Prepaid expenses	868

Total Assets	29,237,736

Liabilities:
Unrealized depreciation on swap agreements	211,294
Variation margin on futures contracts	82,676
Advisory fees payable	30,566
Management services fees payable	6,113
Administration fees payable	1,306
Administrative services fees payable	19,845
Distribution fees payable	10,857
Other accrued expenses	28,635

Total Liabilities	391,292

Net Assets	$28,846,444

Net Assets consist of:
Capital	$59,398,404
Accumulated net investment income (loss)	(226,228)
Accumulated net realized gains (losses) on investments	(29,710,098)
Net unrealized appreciation (depreciation) on investments	(615,634)

Net Assets	$28,846,444

Shares of Beneficial Interest Outstanding	1,460,760

Net Asset Value (offering and redemption price per share)	$19.75

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$210,219

Expenses:
Advisory fees	171,266
Management services fees	34,254
Administration fees	6,131
Transfer agency and administrative service fees	122,384
Distribution fees	57,089
Custody fees	18,514
Fund accounting fees	13,849
Other fees	12,960

Total Expenses	436,447

Net Investment Income (Loss)	(226,228)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54,749
Net realized gains (losses) on futures contracts	(1,677,396)
Net realized gains (losses) on swap agreements	(5,441,739)
Change in net unrealized appreciation/depreciation on investments	(224,796)

Net Realized and Unrealized Gains (Losses) on Investments	(7,289,182)

Change in Net Assets Resulting from Operations	$(7,515,410)

See accompanying notes to the financial statements.

104

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(226,228)	$(356,842)
Net realized gains (losses) on investments	(7,064,386)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	(224,796)	(636,014)

Change in net assets resulting from operations	(7,515,410)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,096,478,338	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,091,640,667)	(910,585,343)

Change in net assets resulting from capital transactions	4,837,671	38,651,220

Change in net assets	(2,677,739)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$28,846,444	$31,524,183

Accumulated net investment income (loss)	$(226,228)	$—

Share Transactions:
Issued	52,514,361	36,303,630
Reinvested	—	12,715
Redeemed	(52,575,892)	(35,214,488)

Change in shares	(61,531)	1,101,857

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.86)		(12.21)		3.46

Total income (loss) from investment activities	(0.96)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$19.75		$20.71		$33.37

Total Return	(4.64	)%(c)	(37.31)%		11.23	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.99%		1.96%
Net expenses(d)	1.91%		1.98%		1.96%
Net investment income (loss)(d)	(0.99)%		(0.93)%		(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$28,846		$31,524		$14,030
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

106

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.5%)
Amcore Financial, Inc.	333	$10,043
AmSouth Bancorp	4,773	121,568
Anchor BanCorp Wisconsin, Inc.	333	8,805
Associated Banc Corp.	1,443	42,756
Astoria Financial Corp.	999	36,543
BancorpSouth, Inc.	999	22,507
Bank of America Corp.	27,639	2,338,813
Bank of Hawaii Corp.	777	35,136
Bank of New York Company, Inc.	10,545	310,867
Bank One Corp.	15,207	775,557
Banknorth Group, Inc.	2,331	75,711
BB&T Corp.	7,548	279,050
BSB Bancorp, Inc.	111	3,946
Cathay Bancorp, Inc.	333	22,211
Charter One Financial, Inc.	2,997	132,437
Chittenden Corp.	444	15,607
Citizens Banking Corp.	555	17,233
City National Corp.	555	36,464
Colonial BancGroup, Inc.	1,776	32,270
Comerica, Inc.	2,220	121,834
Commerce Bancorp, Inc.	1,110	61,061
Commerce Bancshares, Inc.	888	40,799
Commercial Federal Corp.	555	15,041
Community First Bankshares, Inc.	555	17,865
Compass Bancshares, Inc.	1,665	71,595
Cullen/Frost Bankers, Inc.	666	29,804
Dime Community Bancshares, Inc.	444	7,761
Downey Financial Corp.	333	17,732
East-West Bancorp, Inc.	666	20,446
F.N.B. Corp.	666	13,586
Fifth Third Bancorp	6,438	346,236
First BanCorp.	555	22,616
First Horizon Natl Corp	1,665	75,708
First Midwest Bancorp, Inc.	666	23,450
First National Bankshares of Florida	667	12,639
First Niagara Financial Group, Inc.	1,110	13,320
First Sentinel Bancorp, Inc.	333	6,843
FirstFed Financial Corp.*	222	9,235
FirstMerit Corp.	999	26,344
Fremont General Corp.	888	15,673
Fulton Financial Corp.	1,776	35,786
Golden West Financial Corp.	1,776	188,878
Greater Bay Bancorp	666	19,247
GreenPoint Financial Corp.	1,554	61,694
Harbor Florida Bancshares, Inc.	333	9,161
Hibernia Corp.	2,109	51,249
Hudson City Bancorp, Inc.	888	29,695
Hudson United Bancorp	555	20,690
Huntington Bancshares, Inc.	2,886	66,089
Independence Community Bank Corp.	997	36,291
IndyMac Bancorp, Inc.	777	24,554
J.P. Morgan Chase & Co.	28,194	1,093,081
KeyCorp	5,550	165,890
M&T Bank Corp.	1,221	106,593
MAF Bancorp, Inc.	444	18,950
Marshall & Ilsley Corp.	2,775	108,475
Mercantile Bankshares Corp.	1,110	51,970
National City Corp.	7,659	268,142
National Commerce Financial Corp.	2,775	90,188
Net.B@nk, Inc.	666	7,279
New York Community Bancorp	3,219	63,189
North Fork Bancorp, Inc.	2,331	88,695
Northern Trust Corp.	2,775	117,327
OceanFirst Financial Corp.	111	2,658
Old National Bancorp	888	22,049
Pacific Capital Bancorp	555	15,612
Park National Corp.	111	14,176
People’s Bank	1,221	38,034
PFF Bancorp, Inc.	222	8,267
Piper Jaffray*	222	10,041
PNC Financial Services Group	3,774	200,324
Popular, Inc.	1,665	71,212
Provident Bankshares Corp.	444	12,805
Provident Financial Group, Inc.	444	17,520
Provident Financial Services, Inc.	777	13,636
Regions Financial Corp.	2,997	109,540
Republic Bancorp, Inc.	889	12,357
Silicon Valley Bancshares*	444	17,605
Sky Financial Group, Inc.	1,221	30,195
South Financial Group, Inc.	777	22,020
SouthTrust Corp.	4,440	172,316
Southwest Bancorporation of Texas, Inc.	444	19,589
Sovereign Bancorp, Inc.	4,107	90,765
Sterling Bancshares, Inc.	555	7,875
SunTrust Banks, Inc.	3,663	238,058
Susquehanna Bancshares, Inc.	666	16,757
Synovus Financial Corp.	3,441	87,126
TCF Financial Corp.	888	51,548
Texas Regional Bancshares, Inc.—Class A	444	20,384
TrustCo Bank Corp. NY	999	13,087
Trustmark Corp.	666	19,261
U.S. Bancorp	22,341	615,718
UCBH Holdings, Inc.	666	26,320
Union Planters Corp.	2,553	76,105
UnionBanCal Corp.	666	37,562
United Bankshares, Inc.	555	18,038
Valley National Bancorp	1,332	33,673
W Holding Co., Inc.	1,110	19,059
Wachovia Corp.	17,871	795,260
Washington Federal, Inc.	1,110	26,640
Washington Mutual, Inc.	11,766	454,638
Webster Financial Corp.	777	36,535
Wells Fargo & Co.	22,866	1,308,621
Westamerica Bancorporation	444	23,288
Whitney Holding Corp.	555	24,792
Wilmington Trust Corp.	888	33,051
Zions Bancorp	1,221	75,030

TOTAL COMMON STOCKS (Cost $11,490,761)		12,969,372

See accompanying notes to the financial statements.

107

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	$19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $11,509,761)—100.6%		12,988,372
Net other assets (liabilities)—(0.6)%		(73,487)

NET ASSETS—100.0%		$12,914,885

*	Non-income producing security

See accompanying notes to the financial statements.

108

PROFUNDS VP

ProFund VP Banks

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $11,509,761)	$12,988,372
Cash	1,005
Dividends and interest receivable	18,652
Receivable for investments sold	91,240
Prepaid expenses	151

Total Assets	13,099,420

Liabilities:
Payable for capital shares redeemed	157,697
Advisory fees payable	8,157
Management services fees payable	1,631
Administration fees payable	357
Administrative services fees payable	5,556
Distribution fees payable	2,778
Other accrued expenses	8,359

Total Liabilities	184,535

Net Assets	$12,914,885

Net Assets consist of:
Capital	$14,276,098
Accumulated net investment income (loss)	158,277
Accumulated net realized gains (losses) on investments	(2,998,101)
Net unrealized appreciation (depreciation) on investments	1,478,611

Net Assets	$12,914,885

Shares of Beneficial Interest Outstanding	386,242

Net Asset Value (offering and redemption price per share)	$33.44

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$204,037
Interest	77

Total Investment Income	204,114

Expenses:
Advisory fees	44,890
Management services fees	8,978
Administration fees	2,003
Transfer agency and administrative service fees	32,437
Distribution fees	14,963
Custody fees	10,025
Fund accounting fees	3,560
Other fees	3,699

Total Gross Expenses before reductions	120,555
Less Expenses reduced by the Advisor	(2,044)

Total Net Expenses	118,511

Net Investment Income (Loss)	85,603

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	84,360
Change in net unrealized appreciation/depreciation on investments	171,663
Net Realized and Unrealized Gains (Losses) on Investments	256,023

Change in Net Assets Resulting from Operations	$341,626

See accompanying notes to the financial statements.

109

PROFUNDS VP

ProFund VP Banks

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$85,603	$72,674
Net realized gains (losses) on investments	84,360	(87,178)
Change in net unrealized appreciation/depreciation on investments	171,663	851,679

Change in net assets resulting from operations	341,626	837,175

Distributions to Shareholders From:
Net investment income	—	(85,845)

Change in net assets resulting from distributions	—	(85,845)

Capital Transactions:
Proceeds from shares issued	77,562,193	80,378,851
Dividends reinvested	—	85,845
Cost of shares redeemed	(70,747,660)	(81,239,789

Change in net assets resulting from capital transactions	6,814,533	(775,093)

Change in net assets	7,156,159	(23,763)
Net Assets:
Beginning of period	5,758,726	5,782,489

End of period	$12,914,885	$5,758,726

Accumulated net investment income (loss)	$158,277	$72,674

Share Transactions:
Issued	2,310,769	2,810,706
Reinvested	—	2,624
Redeemed	(2,098,469)	(2,861,922)

Change in shares	212,300	(48,592)

See accompanying notes to the financial statements.

110

PROFUNDS VP

ProFund VP Banks

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.11		$25.98	$30.00

Investment Activities:
Net investment income (loss)	0.24	(b)	0.38 (b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	0.09		7.25	(4.21)

Total income (loss) from investment activities	0.33		7.63	(4.02)

Distributions to Shareholders From:
Net investment income	—		(0.50)	—

Net Asset Value, End of Period	$33.44		$33.11	$25.98

Total Return	1.00	%(c)	29.39%	(13.40	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.30%	2.11%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	1.43%		1.30%	1.06%
Supplemental Data:
Net assets, end of period (000’s)	$12,915		$5,759	$5,782
Portfolio turnover rate(e)	554	%(c)	1,457%	1,183	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

111

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc.	18,216	$955,429
Airgas, Inc.	5,566	133,083
AK Steel Holding Corp.*	8,855	46,666
Albemarle Corp.	2,783	88,082
Alcoa, Inc.	74,888	2,473,550
Allegheny Technologies, Inc.	5,819	105,033
Avery Dennison Corp.	8,349	534,420
Boise Cascade Corp.	7,590	285,688
Bowater, Inc.	4,807	199,923
Cabot Corp.	5,313	216,239
Cabot Microelectronics Corp.*	2,024	61,955
Cambrex Corp.	2,024	51,066
Caraustar Industries, Inc.*	2,530	35,698
Carpenter Technology Corp.	1,771	60,303
Cleveland-Cliffs, Inc.*	1,012	57,067
Coeur d’Alene Mines Corp.*	18,469	75,354
Crompton Corp.	9,867	62,162
Cytec Industries, Inc.	3,036	137,986
Dow Chemical Co.	80,707	3,284,775
Du Pont (E.I.) de Nemours	86,020	3,821,009
Eastman Chemical Co.	6,578	304,101
Ecolab, Inc.	15,939	505,266
Engelhard Corp.	10,626	343,326
Ferro Corp.	3,542	94,501
FMC Corp.*	3,036	130,882
Freeport-McMoRan Copper & Gold, Inc.—Class B	12,650	419,348
Fuller (H.B.) Co.	2,530	71,852
Georgia Gulf Corp.	2,783	99,798
Georgia Pacific Corp.	19,481	720,407
Great Lakes Chemical Corp.	3,795	102,693
Hercules, Inc.*	8,602	104,858
IMC Global, Inc.	9,108	122,047
International Flavors & Fragrances, Inc.	6,831	255,479
International Paper Co.	41,745	1,866,003
Louisiana-Pacific Corp.	8,855	209,421
Lubrizol Corp.	4,554	166,767
Lyondell Chemical Co.	12,144	211,184
Macdermid, Inc.	2,024	68,512
MeadWestvaco Corp.	17,457	513,061
Meridian Gold, Inc.*	8,602	111,568
Millennium Chemicals, Inc.*	5,566	96,403
Minerals Technologies, Inc.	1,771	102,718
Newmont Mining Corp.	34,661	1,343,460
Nucor Corp.	6,072	466,086
Olin Corp.	6,072	106,989
OM Group, Inc.*	2,530	83,515
Phelps Dodge Corp.	8,096	627,521
Pope & Talbot, Inc.	1,265	25,009
Potlatch Corp.	2,530	105,349
PPG Industries, Inc.	14,674	916,978
Praxair, Inc.	28,083	1,120,793
Rohm & Haas Co.	12,397	515,467
RPM, Inc.	9,867	149,978
RTI International Metals, Inc.*	1,771	28,247
Ryerson Tull, Inc.	2,024	32,141
Schulman (A.), Inc.	2,530	54,370
Sensient Technologies Corp.	3,795	81,517
Sigma-Aldrich Corp.	5,060	301,627
Steel Dynamics, Inc.*	3,795	108,651
Stillwater Mining Co.*	3,795	56,963
Tredegar Corp.	2,024	32,647
United States Steel Corp.	9,867	346,529
Valspar Corp.	4,048	204,181
Wausau-Mosinee Paper Corp.	4,048	70,030
WD-40 Co.	1,265	37,874
Wellman, Inc.	2,783	22,626
Weyerhaeuser Co.	19,228	1,213,671
Worthington Industries, Inc.	6,072	124,658

TOTAL COMMON STOCKS (Cost $24,792,832)		27,482,560

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$34,000	34,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $24,826,832)—100.0%		27,516,560
Net other assets (liabilities)—NM		10,599

NET ASSETS—100.0%		$27,527,159

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

112

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,826,832)	$27,516,560
Cash	275
Dividends and interest receivable	29,890
Receivable for capital shares issued	2,954,944
Prepaid expenses	205

Total Assets	30,501,874

Liabilities:
Payable for investments purchased	2,933,689
Advisory fees payable	10,797
Management services fees payable	2,159
Administration fees payable	464
Administrative services fees payable	7,198
Distribution fees payable	3,599
Other accrued expenses	16,809

Total Liabilities	2,974,715

Net Assets	$27,527,159

Net Assets consist of:
Capital	$26,103,685
Accumulated net investment income (loss)	71,250
Accumulated net realized gains (losses) on investments	(1,337,504)
Net unrealized appreciation (depreciation) on investments	2,689,728

Net Assets	$27,527,159

Shares of Beneficial Interest Outstanding	824,246

Net Asset Value (offering and redemption price per share)	$33.40

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$205,950
Interest	156

Total Investment Income	206,106

Expenses:
Advisory fees	78,937
Management services fees	15,788
Administration fees	3,694
Transfer agency and administrative service fees	58,210
Distribution fees	26,312
Custody fees	11,447
Fund accounting fees	6,969
Other fees	7,036

Total Expenses	208,393

Net Investment Income (Loss)	(2,287)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	60,380
Change in net unrealized appreciation/depreciation on investments	(1,810,489)

Net Realized and Unrealized Gains (Losses) on Investments	(1,750,109)

Change in Net Assets Resulting from Operations	$(1,752,396)

See accompanying notes to the financial statements.

113

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(2,287)	$73,537
Net realized gains (losses) on investments	60,380	(299,970)
Change in net unrealized appreciation/depreciation on investments	(1,810,489)	4,232,744

Change in net assets resulting from operations	(1,752,396)	4,006,311

Distributions to Shareholders From:
Net investment income	—	(40,448)

Change in net assets resulting from distributions	—	(40,448)

Capital Transactions:
Proceeds from shares issued	100,893,955	162,115,343
Dividends reinvested	—	40,448
Cost of shares redeemed	(122,543,146)	(119,043,907)

Change in net assets resulting from capital transactions	(21,649,191)	43,111,884

Change in net assets	(23,401,587)	47,077,747
Net Assets:
Beginning of period	50,928,746	3,850,999

End of period	$27,527,159	$50,928,746

Accumulated net investment income (loss)	$71,250	$73,537

Share Transactions:
Issued	3,104,811	5,568,670
Reinvested	—	1,217
Redeemed	(3,789,849)	(4,210,712)

Change in shares	(685,038)	1,359,175

See accompanying notes to the financial statements.

114

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.74		$25.66	$30.00

Investment Activities:
Net investment income (loss)	—	(b),(c)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	(0.34)		7.88	(4.57)

Total income (loss) from investment activities	(0.34)		8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$33.40		$33.74	$25.66

Total Return	(1.01	)%(d)	31.58%	(14.47	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.03%	2.21%
Net expenses(e)	1.98%		1.97%	1.98%
Net investment income (loss)(e)	(0.02)%		0.75%	1.25%
Supplemental Data:
Net assets, end of period (000’s)	$27,527		$50,929	$3,851
Portfolio turnover rate(f)	397	%(d)	1,009%	2,498	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

115

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (96.1%)
Abgenix, Inc.*	6,890	$80,751
Affymetrix, Inc.*	5,300	173,469
Albany Molecular Research, Inc.*	2,120	27,412
Alexion Pharmaceuticals, Inc.*	1,855	34,503
Amgen, Inc.*	94,240	5,142,677
Amylin Pharmaceuticals, Inc.*	7,155	163,134
Applera Corp.– Applied Biosystems Group*	17,490	380,407
Applera Corp. – Celera Genomics Group*	6,360	73,204
Biogen Idec, Inc.*	29,415	1,860,499
Celgene Corp.*	7,155	409,695
Cell Genesys, Inc.*	3,975	41,300
Cell Therapeutics, Inc.*	3,975	29,296
Charles River Laboratories International, Inc.*	3,975	194,258
Chiron Corp.*	9,540	425,866
Covance, Inc.*	5,565	214,698
Cubist Pharmaceuticals, Inc.*	3,445	38,240
CuraGen Corp.*	3,445	20,704
CV Therapeutics, Inc.*	2,650	44,414
Dade Behring Holdings, Inc.*	3,710	176,299
Delta & Pine Land Co.	3,180	69,801
Enzo Biochem, Inc.*	2,385	35,775
Enzon, Inc.*	3,710	47,340
Gen-Probe, Inc.*	4,240	200,637
Gene Logic, Inc.*	2,650	10,733
Genentech, Inc.*	38,425	2,159,485
Genzyme Corp.—General Division*	19,610	928,141
Gilead Sciences, Inc.*	18,550	1,242,849
Human Genome Sciences, Inc.*	11,130	129,442
ICOS Corp.*	5,035	150,244
IDEXX Laboratories, Inc.*	2,915	183,470
ImClone Systems, Inc.*	5,300	454,687
Immunomedics, Inc.*	3,445	16,777
Incyte Genomics, Inc.*	6,360	48,590
InterMune, Inc.*	2,385	36,777
Invitrogen Corp.*	4,505	324,315
Laboratory Corp. of America Holdings*	12,190	483,943
Lexicon Genetics, Inc.*	3,710	29,086
Ligand Pharmaceuticals, Inc.—Class B*	5,830	101,325
Martek Biosciences Corp.*	2,650	148,851
Maxygen, Inc.*	2,385	25,209
Medarex, Inc.*	6,890	50,228
MedImmune, Inc.*	21,465	502,281
Millennium Pharmaceuticals, Inc.*	24,380	336,444
Molecular Devices Corp.*	1,325	23,559
Monsanto Co.	23,055	887,618
Myriad Genetics, Inc.*	2,385	35,584
Nabi Biopharmaceuticals*	5,035	71,598
Neurocrine Biosciences, Inc.*	3,180	164,883
NPS Pharmaceuticals, Inc.*	3,180	66,780
Onyx Pharmaceuticals, Inc.*	2,915	123,479
OSI Pharmaceuticals, Inc.*	3,445	242,666
PAREXEL International Corp.*	2,385	47,223
Pharmaceutical Product Development, Inc.*	4,240	134,704
Pharmacopeia Drug Discovery*	1,060	6,021
Protein Design Labs, Inc.*	8,215	157,153
Quest Diagnostics, Inc.	6,890	585,305
Regeneron Pharmaceuticals, Inc.*	3,180	33,485
Savient Pharmaceuticals, Inc.*	5,300	13,144
Techne Corp.*	3,445	149,685
Telik, Inc.*	3,710	88,558
The Medicines Co.*	3,975	121,277
Transkaryotic Therapies, Inc.*	2,385	35,680
Trimeris, Inc.*	1,325	19,120
Tularik, Inc.*	4,770	118,296
United Therapeutics Corp.*	1,855	47,581
Vertex Pharmaceuticals, Inc.*	6,890	74,688
Vicuron Pharmaceuticals, Inc.*	4,770	59,911
Xoma Ltd.*	7,420	33,242

TOTAL COMMON STOCKS (Cost $13,767,050)		20,588,496

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$38,000	38,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $13,805,050)—96.3%		20,626,496
Net other assets (liabilities)—3.7%		803,156

NET ASSETS—100.0%		$21,429,652

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 07/24/04 (Underlying notional amount at value $809,872)	8,099	$(465)

*	Non-income producing security

See accompanying notes to the financial statements.

115

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $13,805,050)	$20,626,496
Cash	483
Dividends and interest receivable	1,059
Receivable for investments sold	873,100
Receivable for capital shares issued	1,355,631
Prepaid expenses	282

Total Assets	22,857,051

Liabilities:
Payable for investments purchased	1,376,860
Payable for capital shares redeemed	4
Unrealized depreciation on swap agreements	465
Advisory fees payable	14,135
Management services fees payable	2,827
Administration fees payable	609
Administrative services fees payable	9,424
Distribution fees payable	4,712
Other accrued expenses	18,363

Total Liabilities	1,427,399

Net Assets	$21,429,652

Net Assets consist of:
Capital	$29,074,975
Accumulated net investment income (loss)	(208,816)
Accumulated net realized gains (losses) on investments	(14,257,488)
Net unrealized appreciation (depreciation) on investments	6,820,981

Net Assets	$21,429,652

Shares of Beneficial Interest Outstanding	934,441

Net Asset Value (offering and redemption price per share)	$22.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$9,548
Interest	346

Total Investment Income	9,894

Expenses:
Advisory fees	82,845
Management services fees	16,569
Administration fees	3,499
Transfer agency and administrative service fees	61,107
Distribution fees	27,615
Custody fees	11,782
Fund accounting fees	7,288
Other fees	8,306

Total Gross Expenses before reductions	219,011
Less Expenses reduced by the Advisor	(301)

Total Net Expenses	218,710

Net Investment Income (Loss)	(208,816)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,017,472)
Net realized gains (losses) on swap agreements	22,048
Change in net unrealized appreciation/depreciation on investments	1,314,024

Net Realized and Unrealized Gains (Losses) on Investments	318,600

Change in Net Assets Resulting from Operations	$109,784

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,816)	$(422,980)
Net realized gains (losses) on investments	(995,424)	3,561,893
Change in net unrealized appreciation/depreciation on investments	1,314,024	3,326,107

Change in net assets resulting from operations	109,784	6,465,020

Capital Transactions:
Proceeds from shares issued	74,480,375	156,159,275
Cost of shares redeemed	(67,502,808)	(162,528,029)

Change in net assets resulting from capital transactions	6,977,567	(6,368,754)

Change in net assets	7,087,351	96,266
Net Assets:
Beginning of period	14,342,301	14,246,035

End of period	$21,429,652	$14,342,301

Accumulated net investment income (loss)	$(208,816)	$—

Share Transactions:
Issued	3,229,782	8,170,935
Redeemed	(2,948,535)	(8,424,553)

Change in shares	281,247	(253,618)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.96		$15.17		$25.44		$30.00

Investment Activities:
Net investment income (loss)	(0.21	)(b)	(0.37	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	1.18		6.62		(9.19)		(4.08)

Total income (loss) from investment activities	0.97		6.25		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		—		(0.19)		—

Net Asset Value, End of Period	$22.93		$21.96		$15.17		$25.44

Total Return	4.42	%(c)	39.78%		(37.51)%		(15.20	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.98%		2.04%		2.16%		2.03%
Net expenses(d)	1.98%		1.98%		1.98%		2.03%
Net investment income (loss)(d)	(1.89)%		(1.87)%		1.91%		(1.98)%
Supplemental Data:
Net assets, end of period (000’s)	$21,430		$14,439		$14,246		$44,247
Portfolio turnover rate(e)	312	%(c)	848%		1,049%		1,044	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Cyclical	Schedule of Portfolio Investments June 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (100.1%)
Amazon.com, Inc.*	1,045	$56,848
AmerisourceBergen Corp.	385	23,015
AutoNation, Inc.*	935	15,989
AutoZone, Inc.*	275	22,028
Bed Bath & Beyond, Inc.*	1,265	48,639
Best Buy Co., Inc.	1,045	53,023
Brinker International, Inc.*	935	31,902
Brunswick Corp.	275	11,220
Cablevision Systems New York Group*	1,320	25,938
Caesars Entertainment, Inc.*	1,210	18,150
Cardinal Health, Inc.	1,375	96,319
Carnival Corp.	1,375	64,625
Centex Corp.	440	20,130
Chico’s FAS, Inc.*	495	22,354
Clear Channel Communications, Inc.	2,255	83,322
Coach, Inc.*	770	34,796
Comcast Corp.—Special Class A*	7,095	198,873
Costco Wholesale Corp.	1,595	65,507
Cox Communications, Inc.—Class A*	1,155	32,097
CVS Corp.	1,485	62,400
D.R. Horton, Inc.	1,265	35,925
Darden Restaurants, Inc.	385	7,912
Delphi Automotive Systems Corp.	3,410	36,419
Dollar General Corp.	1,320	25,819
Dollar Tree Stores, Inc.*	660	18,104
E.W. Scripps Co.—Class A	220	23,100
Eastman Kodak Co.	990	26,710
EchoStar Communications Corp.—Class A*	990	30,442
Electronic Arts, Inc.*	1,100	60,005
Family Dollar Stores, Inc.	770	23,423
Federated Department Stores, Inc.	715	35,107
Foot Locker, Inc.	605	14,726
Ford Motor Co.	5,720	89,518
Fox Entertainment Group, Inc.—Class A*	1,210	32,307
Gannett Co., Inc.	935	79,335
Gap, Inc.	2,310	56,018
General Motors Corp.	1,540	71,749
Genuine Parts Co.	495	19,642
GTECH Holdings Corp.	275	12,735
Harley-Davidson, Inc.	1,155	71,541
Harman International Industries, Inc.	275	25,025
Harrah’s Entertainment, Inc.	550	29,755
Hasbro, Inc.	935	17,765
Hilton Hotels Corp.	1,540	28,736
Home Depot, Inc.	7,700	271,039
International Game Technology	1,210	46,706
Interpublic Group of Companies, Inc.*	2,090	28,696
Johnson Controls, Inc.	1,100	58,718
Jones Apparel Group, Inc.	715	28,228
Knight Ridder, Inc.	330	23,760
Kohls Corp.*	1,045	44,183
Lear Corp.	330	19,467
Leggett & Platt, Inc.	605	16,160
Lennar Corp.—Class B	605	27,056
Liberty Media Corp.—Class A*	8,855	79,606
Limited, Inc.	1,815	33,941
Liz Claiborne, Inc.	495	17,810
Lowe’s Cos., Inc.	2,420	127,170
Marriott International, Inc.—Class A	605	30,177
Mattel, Inc.	715	13,049
May Department Stores Co.	1,100	30,239
McDonald’s Corp.	4,070	105,819
McGraw-Hill Companies, Inc.	550	42,114
McKesson Corp.	715	24,546
Mohawk Industries, Inc.*	495	36,298
New York Times Co.—Class A	495	22,131
Nike, Inc.—Class B	495	37,496
Nordstrom, Inc.	605	25,779
NTL, Inc.*	330	19,015
Office Depot, Inc.*	1,430	25,611
Omnicom Group	825	62,609
Penney (J.C.) Co.	990	37,382
Petsmart, Inc.	990	32,126
Pulte Homes, Inc.	550	28,617
RadioShack Corp.	495	14,172
Ross Stores, Inc.	825	22,077
Royal Caribbean Cruises, Ltd.	605	26,263
Sears, Roebuck & Co.	935	35,306
Southwest Airlines Co.	3,905	65,487
Staples, Inc.	1,760	51,586
Starbucks Corp.*	1,320	57,394
Starwood Hotels & Resorts Worldwide, Inc.	1,210	54,269
Target Corp.	2,585	109,784
The DIRECTV Group, Inc.*	3,080	52,668
Tiffany & Co.	990	36,482
Time Warner, Inc.*	14,465	254,295
TJX Companies, Inc.	1,430	34,520
Tribune Co.	770	35,066
Univision Communications, Inc.—Class A*	1,100	35,123
VF Corp.	165	8,036
Viacom, Inc.—Class B	4,950	176,814
Wal-Mart Stores, Inc.	8,360	441,073
Walgreen Co.	3,025	109,534
Walt Disney Co.	6,545	166,832
Washington Post Co.—Class B	55	51,151
Wendy’s International, Inc.	440	15,330
Whirlpool Corp.	495	33,957
XM Satellite Radio Holdings, Inc.—Class A*	825	22,514
YUM! Brands, Inc.*	990	36,848

TOTAL COMMON STOCKS (Cost $4,573,795)		5,201,122

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$55,000	55,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $4,628,795)—101.2%		5,256,122
Net other assets (liabilities)—(1.2)%		(60,804)

NET ASSETS—100.0%		$5,195,318

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $4,628,795)	$5,256,122
Cash	748
Dividends and interest receivable	2,377
Prepaid expenses	50

Total Assets	5,259,297

Liabilities:
Payable for capital shares redeemed	53,530
Advisory fees payable	2,475
Management services fees payable	495
Administration fees payable	150
Administrative services fees payable	2,329
Distribution fees payable	1,165
Other accrued expenses	3,835

Total Liabilities	63,979

Net Assets	$5,195,318

Net Assets consist of:
Capital	$6,227,632
Accumulated net investment income (loss)	(30,470)
Accumulated net realized gains (losses) on investments	(1,629,171)
Net unrealized appreciation (depreciation) on investments	627,327

Net Assets	$5,195,318

Shares of Beneficial Interest Outstanding	188,634

Net Asset Value (offering and redemption price per share)	$27.54

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$17,172
Interest	97

Total Investment Income	17,269

Expenses:
Advisory fees	18,083
Management services fees	3,617
Administration fees	813
Transfer agency and administrative service fees	12,937
Distribution fees	6,028
Custody fees	7,806
Fund accounting fees	1,384
Other fees	1,476

Total Gross Expenses before reductions	52,144
Less Expenses reduced by the Advisor	(4,405)

Total Net Expenses	47,739

Net Investment Income (Loss)	(30,470)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(49,646)
Change in net unrealized appreciation/depreciation on investments	(7,611)

Net Realized and Unrealized Gains (Losses) on Investments	(57,257)

Change in Net Assets Resulting from Operations	$(87,727)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(30,470)	$(47,796)
Net realized gains (losses) on investments	(49,646)	615,306
Change in net unrealized appreciation/depreciation on investments	(7,611)	576,277

Change in net assets resulting from operations	(87,727)	1,143,787

Capital Transactions:
Proceeds from shares issued	28,000,494	83,336,931
Cost of shares redeemed	(26,494,941)	(84,142,313)

Change in net assets resulting from capital transactions	1,505,553	(805,382)

Change in net assets	1,417,826	338,405
Net Assets:
Beginning of period	3,777,492	3,439,087

End of period	$5,195,318	$3,777,492

Accumulated net investment income (loss)	$(30,470)	$—

Share Transactions:
Issued	995,663	3,477,896
Redeemed	(942,561)	(3,498,811)

Change in shares	53,102	(20,915)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.87		$21.98		$30.00

Investment Activities:
Net investment income (loss)	(0.18	)(b)	(0.30	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	(0.15)		6.19		(7.85)

Total income (loss) from investment activities	(0.33)		5.89		(8.02)

Net Asset Value, End of Period	$27.54		$27.87		$21.98

Total Return	(1.18	)%(c)	26.80%		(26.73	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.16%		2.33%		2.65%
Net expenses(d)	1.98%		1.96%		1.98%
Net investment income (loss)(d)	(1.26)%		(1.19)%		(1.08)%
Supplemental Data:
Net assets, end of period (000’s)	$5,195		$3,777		$3,439
Portfolio turnover rate(e)	546	%(c)	2,100%		2,644	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Alberto-Culver Co.—Class B	1,764	$88,447
Albertson’s, Inc.	8,568	227,395
Altria Group, Inc.	55,440	2,774,771
American Italian Pasta Co	504	15,362
Anheuser-Busch Companies, Inc.	21,672	1,170,288
Apollo Group, Inc.—Class A*	3,780	333,736
Archer-Daniels-Midland Co.	16,128	270,628
Avon Products, Inc.	12,852	592,991
Black & Decker Corp	2,016	125,254
Block H & R, Inc.	4,284	204,261
Blyth, Inc.	1,008	34,766
Brown-Forman Corp.	1,008	48,656
Bunge Limited	3,024	117,755
Campbell Soup Co.	6,804	182,892
Career Education Corp.*	2,520	114,811
Casey’s General Stores, Inc.	1,260	23,058
Cendant Corp.	27,468	672,417
Chemed Corp.	252	12,222
Chiquita Brands International, Inc.*	1,008	21,087
Church & Dwight, Inc.	1,008	46,146
Clorox Co.	4,284	230,394
Coca-Cola Co.	60,480	3,053,031
Coca-Cola Enterprises, Inc.	6,804	197,248
Colgate-Palmolive Co.	13,356	780,658
ConAgra Foods, Inc.	14,364	388,977
Constellation Brands, Inc.*	2,520	93,568
Coors (Adolph) Co.—Class B	756	54,689
Corinthian Colleges, Inc.*	2,520	62,345
Corn Products International, Inc.	1,008	46,922
Dean Foods Co.*	4,284	159,836
Del Monte Foods Co.*	5,292	53,767
DeVry, Inc.*	1,764	48,369
Dreyer’s Grand Ice Cream Holdings, Inc.	504	39,861
eBay, Inc.*	11,844	1,089,055
Education Management Corp.*	1,512	49,684
Energizer Holdings, Inc.*	2,268	102,060
Flowers Foods, Inc.	1,260	32,949
Fortune Brands, Inc.	4,032	304,133
General Mills, Inc.	8,064	383,282
Gillette Co.	24,696	1,047,110
Hain Celestial Group, Inc.*	756	13,684
Heinz (H.J.) Co.	9,576	375,379
Hershey Foods Corp.	4,788	221,541
Hormel Foods Corp.	2,016	62,698
InterActiveCorp.*	13,608	410,145
Interstate Bakeries Corp.	1,260	13,671
ITT Educational Services, Inc.*	1,260	47,905
JM Smucker Co.	1,512	69,416
Kellogg Co.	6,300	263,655
Kimberly-Clark Corp.	13,608	896,495
Kraft Foods, Inc.	7,056	223,534
Kroger Co.*	18,144	330,221
Lancaster Colony Corp.	756	31,479
Laureate Education Inc.*	1,008	38,546
Loews Corp.—Carolina Group	1,512	37,120
Matthews International Corp.—Class A	756	24,903
McCormick & Co., Inc.	3,276	111,384
NBTY, Inc.*	1,512	44,438
Newell Rubbermaid, Inc.	7,308	171,738
Nu Skin Enterprises, Inc.	1,512	38,284
PepsiAmericas, Inc.	2,016	42,820
PepsiCo, Inc.	46,116	2,484,730
Performance Food Group Co.*	1,260	33,440
Pre-Paid Legal Services, Inc.*	504	12,010
PRICELINE.COM, Inc.*	504	13,573
Procter & Gamble Co.	69,552	3,786,412
R.J. Reynolds Tobacco Holdings	2,268	153,294
Ralcorp Holdings, Inc.*	756	26,611
Regis Corp.	1,260	56,183
Rent-A-Center, Inc.*	2,268	67,881
Safeway, Inc.*	12,096	306,513
Sara Lee Corp	21,420	492,446
Service Corporation International*	8,316	61,289
Smithfield Foods, Inc.*	2,268	66,679
Snap-on, Inc.	1,512	50,728
Sotheby’s Holdings, Inc.—Class A*	1,260	20,110
Stamps.com, Inc.*	504	5,136
Stanley Works	2,268	103,375
Stewart Enterprises, Inc.—Class A*	2,520	20,513
Strayer Education, Inc.	252	28,116
SuperValu, Inc.	3,528	107,992
Sysco Corp.	17,136	614,667
The Estee Lauder Companies, Inc.	3,024	147,511
The Pepsi Bottling Group, Inc.	4,284	130,833
The Robert Mondavi Corp.—Class A*	252	9,329
The Scotts Co.—Class A*	504	32,196
The ServiceMaster Co.	7,812	96,244
Tootsie Roll Industries, Inc.	504	16,380
Tupperware Corp.	1,512	29,378
Tyson Foods, Inc.—Class A	6,300	131,985
United Rentals, Inc.*	1,764	31,558
Universal Corp.	756	38,511
University of Phoenix Online*	504	44,145
UST, Inc.	4,536	163,296
VCA Antech, Inc.*	1,008	45,178
Weight Watchers Intl, Inc.*	1,008	39,453
Whole Foods Market, Inc.	1,764	168,374
Wild Oats Markets, Inc.*	756	10,637
Winn-Dixie Stores, Inc.	2,268	16,330
Wrigley (WM.) JR Co.	3,780	238,329
Yankee Candle Co., Inc.*	1,260	36,855

TOTAL COMMON STOCKS (Cost $26,779,517)		28,702,157

TOTAL INVESTMENT SECURITIES (Cost $26,799,517)—99.3%		28,702,157
Net other assets (liabilities)—0.7%		203,060

NET ASSETS—100.0%		$28,905,217

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,779,516)	$28,702,157
Dividends receivable	89,845
Receivable for investments sold	5,124,136
Prepaid expenses	155

Total Assets	33,916,293

Liabilities:
Cash overdraft	84,793
Payable for capital shares redeemed	4,864,979
Advisory fees payable	20,268
Management services fees payable	4,054
Administration fees payable	870
Administrative services fees payable	13,517
Distribution fees payable	6,763
Other accrued expenses	15,832

Total Liabilities	5,011,076

Net Assets	$28,905,217

Net Assets consist of:
Capital	$28,790,246
Accumulated net investment income (loss)	33,585
Accumulated net realized gains (losses) on Investments	(1,841,255)
Net unrealized appreciation (depreciation) on Investments	1,922,641

Net Assets	$28,905,217

Shares of Beneficial Interest Outstanding	911,675

Net Asset Value (offering and redemption price per share)	$31.70

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$209,034
Interest	119

Total Investment Income	209,153

Expenses:
Advisory fees	68,405
Management services fees	13,681
Administration fees	3,781
Transfer agency and administrative service fees	49,974
Distribution fees	22,802
Custody fees	10,455
Fund accounting fees	5,586
Other fees	6,627

Total Gross Expenses before reductions	181,311
Less Expenses reduced by the Advisor	(720)

Total Net Expenses	180,591

Net Investment Income (Loss)	28,562

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(755,723)
Change in net unrealized appreciation/depreciation on investments	1,449,998

Net Realized and Unrealized Gains (Losses) on Investments	694,275

Change in Net Assets Resulting from Operations	$722,837

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$28,562	$5,023
Net realized gains (losses) on investments	(755,723)	225,375
Change in net unrealized appreciation/depreciation on investments	1,449,998	195,931

Change in net assets resulting from operations	722,837	426,329

Distributions to Shareholders From:
Net investment income	—	(19,148)

Change in net assets resulting from distributions	—	(19,148)

Capital Transactions:
Proceeds from shares issued	185,299,159	67,481,358
Dividends reinvested	—	19,148
Cost of shares redeemed	(159,523,083)	(70,453,029)

Change in net assets resulting from capital transactions	25,776,076	(2,952,523)

Change in net assets	26,498,913	(2,545,342)
Net Assets:
Beginning of period	2,406,304	4,951,646

End of period	$28,905,217	$2,406,304

Accumulated net investment income (loss)	$33,585	$5,023

Share Transactions:
Issued.	6,020,032	2,514,438
Reinvested	—	656
Redeemed	(5,189,850)	(2,630,810)

Change in shares	830,182	(115,716)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.53		$25.11	$30.00
Investment Activities:
Net investment income (loss)	0.05	(b)	0.04 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.12		4.59	(4.93)

Total income (loss) from investment activities	2.17		4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.21)	—

Net Asset Value, End of Period	$31.70		$29.53	$25.11

Total Return	7.35	%(c)	18.46%	(16.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.99%		2.33%	2.10%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	0.31%		0.13%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$28,905		$2,406	$4,952
Portfolio turnover rate(e)	757	%(c)	1,472%	1,057	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.7%)
Amerada Hess Corp.	8,970	$710,334
Anadarko Petroleum Corp.	28,704	1,682,054
Apache Corp.	36,777	1,601,638
Arch Coal, Inc.	6,279	229,749
Atwood Oceanics, Inc.*	897	37,450
Baker Hughes, Inc.	37,674	1,418,426
BJ Services Co.*	17,940	822,370
Burlington Resources, Inc.	44,850	1,622,673
Cabot Oil & Gas Corp.	3,588	151,772
Chesapeake Energy Corp.	27,807	409,319
ChevronTexaco Corp.	121,992	11,480,667
Cimarex Energy Co.*	4,485	135,582
ConocoPhillips	70,863	5,406,138
CONSOL Energy, Inc.	9,867	355,212
Cooper Cameron Corp.*	6,279	305,787
Core Laboratories N.V.*	2,691	61,893
Devon Energy Corp.	26,013	1,716,858
Diamond Offshore Drilling, Inc.	7,176	171,004
El Paso Corp.	72,657	572,537
Ensco International, Inc.	17,043	495,951
EOG Resources, Inc.	13,455	803,398
Evergreen Resources, Inc.*	4,485	181,194
Exxon Mobil Corp.	491,613	21,832,534
FMC Technologies, Inc.*	7,176	206,669
Forest Oil Corp.*	6,279	171,542
Global Industries, Ltd.*	8,970	51,308
GlobalSantaFe Corp.	21,528	570,492
Grant Prideco, Inc.*	12,558	231,821
Grey Wolf, Inc.*	21,528	91,279
Halliburton Co.	50,232	1,520,020
Hanover Compressor Co.*	7,176	85,394
Helmerich & Payne, Inc.	5,382	140,578
Input/Output, Inc.*	5,382	44,617
Kerr-McGee Corp.	14,351	771,653
Key Energy Group*	15,249	143,951
Kinder Morgan, Inc.	10,764	638,198
Lone Star Technologies, Inc.*	3,588	98,885
Marathon Oil Corp.	39,468	1,493,469
Massey Energy Co.	8,970	253,044
Maverick Tube Corp.*	4,485	117,776
McDermott International, Inc.*	6,279	63,795
Murphy Oil Corp.	9,867	727,198
Nabors Industries, Ltd.*	17,043	770,684
National-Oilwell, Inc.*	9,867	310,712
Newfield Exploration Co.*	5,382	299,993
Newpark Resources, Inc.*	9,867	61,175
Noble Corp.*	15,249	577,785
Noble Energy, Inc.	6,279	320,229
Occidental Petroleum Corp.	44,850	2,171,189
Oceaneering International, Inc.*	2,691	92,167
Offshore Logistics, Inc.*	2,691	75,671
Parker Drilling Co.*	10,764	41,118
Patina Oil & Gas Corp.	7,176	214,347
Patterson-UTI Energy, Inc.	8,970	299,688
Peabody Energy Corp.	7,176	401,784
Pioneer Natural Resources Co.	13,455	472,001
Pogo Producing Co.	6,279	310,183
Premor, Inc.*	8,970	336,375
Pride International, Inc.*	13,455	230,215
Rowan Companies, Inc.*	11,661	283,712
Schlumberger, Ltd.	67,275	4,272,636
SEACOR SMIT, Inc.*	1,794	78,810
Smith International, Inc.*	11,661	650,217
Stone Energy Corp.*	2,691	122,925
Sunoco, Inc.	8,970	570,671
Superior Energy Services, Inc.*	6,279	63,104
Tesoro Petroleum Corp.*	7,176	198,058
Tidewater, Inc.	6,279	187,114
Transocean Sedco Forex, Inc.*	36,777	1,064,326
Unit Corp.*	4,485	141,053
Unocal Corp.	29,601	1,124,838
Valero Energy Corp.	14,352	1,058,604
Varco International, Inc.*	10,764	235,624
Veritas DGC, Inc.*	3,588	83,062
Vintage Petroleum, Inc.	6,279	106,555
Weatherford International, Ltd.*	15,249	685,900
Western Gas Resources, Inc.	5,382	174,807
Williams Companies, Inc.	59,202	704,504
XTO Energy, Inc.	28,704	855,092

TOTAL COMMON STOCKS (Cost $68,730,412)		79,273,157

TOTAL INVESTMENT SECURITIES (Cost $68,730,412)—87.7%		79,273,157
Net other assets (liabilities)—12.3%		11,111,831

NET ASSETS—100.0%		$90,384,988

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 07/24/04 (Underlying notional amount at value $11,093,775)	11,098	$(5,691)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $68,730,412)	$79,273,157
Dividends receivable	40,054
Receivable for investments sold	11,188,538
Receivable for capital shares issued	5,805,586
Prepaid expenses	514

Total Assets	96,307,849

Liabilities:
Cash overdraft	512,040
Payable for investments purchased	5,252,894
Payable for capital shares redeemed	2,598
Unrealized depreciation on swap agreements	5,691
Advisory fees payable	48,241
Management services fees payable	9,648
Administration fees payable	2,072
Administrative services fees payable	32,164
Distribution fees payable	16,130
Other accrued expenses	41,383

Total Liabilities	5,922,861

Net Assets	$90,384,988

Net Assets consist of:
Capital	$92,433,454
Accumulated net investment income (loss)	(42,484)
Accumulated net realized gains (losses) on investments	(12,543,036)
Net unrealized appreciation (depreciation) on investments	10,537,054

Net Assets	$90,384,988

Shares of Beneficial Interest Outstanding	2,836,197

Net Asset Value (offering and redemption price per share)	$31.87

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$479,866
Interest	766

Total Investment Income	480,632

Expenses:
Advisory fees	202,160
Management services fees	40,432
Administration fees	12,010
Transfer agency and administrative service fees	148,112
Distribution fees	67,387
Custody fees	16,165
Fund accounting fees	16,731
Other fees	20,119

Total Expenses	523,116

Net Investment Income (Loss)	(42,484)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,513,885)
Net realized gains (losses) on swap agreements	(96,778)
Change in net unrealized appreciation/depreciation on investments	6,121,351

Net Realized and Unrealized Gains (Losses) on Investments	4,510,688

Change in Net Assets Resulting from Operations	$4,468,204

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(42,484)	$(7,707)
Net realized gains (losses) on investments	(1,610,663)	(84,945)
Change in net unrealized appreciation/depreciation on investments	6,121,351	3,609,243

Change in net assets resulting from operations	4,468,204	3,516,591

Capital Transactions:
Proceeds from shares issued	207,984,493	154,516,738
Cost of shares redeemed	(166,465,615)	(132,918,722)

Change in net assets resulting from capital transactions	41,518,878	21,598,016

Change in net assets	45,987,082	25,114,607
Net Assets:
Beginning of period	44,397,906	19,283,299

End of period	$90,384,988	$44,397,906

Accumulated net investment income (loss)	$(42,484)	$—

Share Transactions:
Issued	6,876,298	6,239,036
Redeemed	(5,607,113)	(5,504,219)

Change in shares	1,269,185	734,817

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.33		$23.17		$27.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.01	)(b)	(0.05	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	3.56		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	3.54		5.16		(4.76)		(2.07)

Net Asset Value, End of Period	$31.87		$28.33		$23.17		$27.93

Total Return	12.50	%(d)	22.27%		(17.04)%		(6.90	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.09%		2.16%		2.05%
Net expenses(e)	1.94%		1.98%		1.98%		2.05%
Net investment income (loss)(e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$90,385		$44,398		$19,283		$24,007
Portfolio turnover rate(f)	323	%(d)	1,091%		1,632%		1,169	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.4%)
ACE, Ltd.	2,486	$105,108
AFLAC, Inc.	6,102	249,023
Allstate Corp.	8,814	410,291
Ambac Financial Group, Inc.	1,582	116,182
American Express Co.	12,430	638,653
American International Group, Inc.	24,408	1,739,801
AmSouth Bancorp	4,068	103,612
AON Corp.	3,164	90,079
Archstone-Smith Trust	4,068	119,314
Bank of America Corp.	22,148	1,874,163
Bank of New York Company, Inc.	9,266	273,162
Bank One Corp.	11,074	564,774
Banknorth Group, Inc.	2,712	88,086
BB&T Corp.	6,328	233,946
Bear Stearns Cos., Inc.	1,808	152,432
Boston Properties, Inc.	1,808	90,545
Capital One Financial Corp.	2,712	185,447
Charter One Financial, Inc.	2,938	129,830
Chubb Corp.	2,034	138,678
Cincinnati Financial Corp.	1,130	49,178
CIT Group, Inc.	3,164	121,150
Citigroup, Inc.	54,014	2,511,650
Comerica, Inc.	1,582	86,820
Commerce Bancorp, Inc.	1,356	74,594
Compass Bancshares, Inc.	2,712	116,616
Countrywide Credit Industries, Inc.	3,390	238,148
Duke-Weeks Realty Corp.	4,972	158,159
E*TRADE Group, Inc.*	10,170	113,396
Equity Office Properties Trust	5,876	159,827
Equity Residential Properties Trust	5,650	167,975
Everest Re Group, Ltd.	1,130	90,807
Fannie Mae	9,040	645,094
Fidelity National Financial, Inc.	1,808	67,511
Fifth Third Bancorp	6,102	328,166
First Horizon National Corp.	2,034	92,486
Franklin Resources, Inc.	1,808	90,545
Freddie Mac	7,232	457,786
General Growth Properties, Inc.	3,390	100,242
Golden West Financial Corp.	1,582	168,246
Goldman Sachs Group, Inc.	3,616	340,483
GreenPoint Financial Corp.	678	26,917
Hartford Financial Services Group, Inc.	3,842	264,099
Huntington Bancshares, Inc.	1,582	36,228
iStar Financial, Inc.	5,198	207,920
J.P. Morgan Chase & Co.	23,052	893,725
Jefferson-Pilot Corp.	2,034	103,327
KeyCorp	5,876	175,634
Kimco Realty Corp.	2,712	123,396
Legg Mason, Inc.	1,130	102,841
Lincoln National Corp.	2,938	138,821
Loews Corp.	2,260	135,510
M&T Bank Corp.	2,034	177,568
Marsh & McLennan Companies, Inc.	6,554	297,420
Marshall & Ilsley Corp.	2,034	79,509
MBIA, Inc.	2,034	116,182
MBNA Corp.	13,334	343,884
Mellon Financial Corp.	4,972	145,829
Merrill Lynch & Co., Inc.	9,944	536,777
MetLife, Inc.	5,198	186,348
MGIC Investment Corp.	1,582	120,011
Morgan Stanley Dean Witter & Co.	10,622	560,523
National City Corp.	6,328	221,543
National Commerce Financial Corp.	2,260	73,450
New York Community Bancorp	4,294	84,291
North Fork Bancorp, Inc.	3,842	146,188
Northern Trust Corp.	2,034	85,998
Plum Creek Timber Company, Inc.	3,390	110,446
PNC Financial Services Group	2,938	155,949
Popular, Inc.	2,712	115,992
Principal Financial Group, Inc.	4,520	157,206
Progressive Corp.	2,260	192,778
Prologis Trust	4,068	133,919
Prudential Financial, Inc.	5,876	273,058
Regions Financial Corp.	3,616	132,165
Rouse Co.	3,390	161,025
SAFECO Corp.	2,938	129,272
Schwab (Charles) Corp.	18,984	182,436
Simon Property Group, Inc.	2,938	151,072
SLM Corp.	5,198	210,259
SouthTrust Corp.	2,034	78,940
Sovereign Bancorp, Inc.	4,068	89,903
St. Paul Companies, Inc.	5,876	238,213
State Street Corp.	3,390	166,246
SunTrust Banks, Inc.	2,938	190,941
Synovus Financial Corp.	3,390	85,835
T. Rowe Price Group, Inc.	2,034	102,514
Torchmark Corp.	2,938	158,064
U.S. Bancorp	21,018	579,256
Union Planters Corp.	2,712	80,845
Vornado Realty Trust	2,034	116,162
Wachovia Corp.	14,916	663,762
Washington Mutual, Inc.	9,944	384,235
Wells Fargo & Co.	18,306	1,047,651
XL Capital, Ltd.—Class A	2,034	153,486
Zions Bancorp	2,260	138,877

TOTAL COMMON STOCKS (Cost $20,375,779)		25,246,451

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$90,000	90,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,000)		90,000

TOTAL INVESTMENTS SECURITIES (Cost $20,465,779)—100.8%		25,336,451
Net other assets (liabilities)—(0.8)%		(206,778)

NET ASSETS—100.0%		$25,129,673

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statements of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $20,465,779)	$25,336,451
Cash	192
Dividends and interest receivable	32,904
Receivable for capital shares issued	1,774
Prepaid expenses	381

Total Assets	25,371,702

Liabilities:
Payable for capital shares redeemed	175,310
Advisory fees payable	16,186
Management services fees payable	3,237
Administration fees payable	694
Administrative services fees payable	8,924
Distribution fees payable	7,349
Other accrued expenses	30,329

Total Liabilities	242,029

Net Assets	$25,129,673

Net Assets consist of:
Capital	$26,858,127
Accumulated net investment income (loss)	148,324
Accumulated net realized gains (losses) on investments	(6,747,450)
Net unrealized appreciation (depreciation) on investments	4,870,672

Net Assets	$25,129,673

Shares of Beneficial Interest Outstanding	806,780

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$358,048
Interest	226

Total Investment Income	358,274

Expenses:
Advisory fees	111,640
Management services fees	22,328
Administration fees	4,460
Transfer agency and administrative service fees	71,271
Distribution fees	37,214
Custody fees	18,513
Fund accounting fees	11,525
Other fees	13,497

Total Expenses	290,448

Net Investment Income (Loss)	67,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	183,912
Change in net unrealized appreciation/depreciation on investments	503,310

Net Realized and Unrealized Gains (Losses) on Investments	687,222

Change in Net Assets Resulting from Operations	$755,048

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$67,826	$66,533
Net realized gains (losses) on investments	183,912	714,339
Change in net unrealized appreciation/depreciation on investments	503,310	3,227,266

Change in net assets resulting from operations	755,048	4,008,138

Distributions to Shareholders From:
Net investment income	—	(28,561)

Change in net assets resulting from distributions	—	(28,561)

Capital Transactions:
Proceeds from shares issued	99,775,548	111,685,395
Dividends reinvested	—	28,561
Cost of shares redeemed	(96,425,318)	(106,566,808)

Change in net assets resulting from capital transactions	3,350,230	5,147,148

Change in net assets	4,105,278	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$25,129,673	$21,024,395

Accumulated net investment income (loss)	$148,324	$80,498

Share Transactions:
Issued	3,177,143	4,268,452
Reinvested	—	943
Redeemed	(3,054,656)	(4,084,053)

Change in shares	122,487	185,342

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72		$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	0.36		6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.43		6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	—		(0.04)	—	—

Net Asset Value, End of Period	$31.15		$30.72	$23.85	$28.02

Total Return	1.40	%(c)	28.99%	(14.88)%	(6.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.07%	2.14%	2.10%
Net expenses(d)	1.95%		1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.46%		0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$25,130		$21,024	$11,898	$20,089
Portfolio turnover rate(e)	321	%(c)	726%	1,341%	1,330	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Healthcare	June 30, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories	43,710	$1,781,619
Accredo Health, Inc.*	3,255	126,782
Aetna, Inc.	4,185	355,725
Affymetrix, Inc.*	2,790	91,317
Alcon, Inc.	2,325	182,861
Allergan, Inc.	4,185	374,641
American Pharmaceutical Partners, Inc.*	1,860	56,507
Amgen, Inc.*	37,200	2,030,005
Amylin Pharmaceuticals, Inc.*	3,255	74,214
Andrx Group*	3,720	103,900
Anthem, Inc.*	3,255	291,518
Apogent Technologies, Inc.*	3,720	119,040
Applera Corp.—Applied Biosystems Group	8,370	182,047
Bard (C.R.), Inc.	3,720	210,738
Barr Laboratories, Inc.*	3,255	109,694
Bausch & Lomb, Inc.	2,325	151,288
Baxter International, Inc.	18,600	641,886
Beckman Coulter, Inc.	2,790	170,190
Becton, Dickinson & Co.	7,440	385,392
Biogen Idec, Inc.*	9,765	617,636
Biomet, Inc.	7,440	330,634
Boston Scientific Corp.*	16,275	696,570
Bristol-Myers Squibb Co.	58,125	1,424,062
Caremark Rx, Inc.*	11,161	367,639
Celgene Corp.*	2,325	133,130
Cephalon, Inc.*	2,325	125,550
Charles River Laboratories International, Inc.*	1,395	68,174
Chiron Corp.*	2,325	103,788
CIGNA Corp.	3,720	255,973
Cooper Companies, Inc.	1,860	117,496
Covance, Inc.*	2,325	89,699
Coventry Health Care, Inc.*	1,860	90,954
CYTYC Corp.*	4,185	106,173
Dade Behring Holdings, Inc.*	2,790	132,581
DaVita, Inc.*	1,860	57,344
DENTSPLY International, Inc.	2,790	145,359
Edwards Lifesciences Corp.*	2,325	81,026
Eli Lilly & Co.	27,435	1,917,980
Express Scripts, Inc.—Class A*	2,325	184,210
First Health Group Corp.*	4,650	72,587
Fisher Scientific International, Inc.*	930	53,708
Forest Laboratories, Inc.*	10,695	605,658
Gen-Probe, Inc.*	2,790	132,023
Genentech, Inc.*	13,020	731,724
Genzyme Corp.—General Division*	6,510	308,118
Gilead Sciences, Inc.*	6,510	436,170
Guidant Corp.	9,300	519,684
HCA, Inc.	12,090	502,822
Health Management Associates, Inc.—Class A	6,510	145,954
Health Net, Inc.*	3,720	98,580
Hillenbrand Industries, Inc.	1,395	84,328
Humana, Inc.*	5,115	86,444
ICOS Corp.*	2,325	69,378
IDEXX Laboratories, Inc.*	1,395	87,801
ImClone Systems, Inc.*	2,325	199,462
INAMED Corp.*	1,395	87,676
Invitrogen Corp.*	1,860	133,901
IVAX Corp.*	6,510	156,175
Johnson & Johnson	82,770	4,610,288
King Pharmaceuticals, Inc.*	6,045	69,215
Laboratory Corp. of America Holdings*	5,115	203,066
Lincare Holdings, Inc.*	3,720	122,239
Manor Care, Inc.	3,255	106,373
Martek Biosciences Corp.*	1,395	78,357
Medco Health Solutions, Inc.*	8,370	313,875
Medicis Pharmaceutical Corp.	1,395	55,730
MedImmune, Inc.*	6,975	163,215
Medtronic, Inc.	33,945	1,653,800
Merck & Co., Inc.	61,845	2,937,637
MGI Pharma, Inc.*	3,720	100,477
Millennium Pharmaceuticals, Inc.*	10,230	141,174
Monsanto Co.	8,835	340,148
Mylan Laboratories, Inc.	8,835	178,909
Neurocrine Biosciences, Inc.*	1,395	72,331
Omnicare, Inc.	4,185	179,160
Oxford Health Plans, Inc.	1,860	102,374
PacifiCare Health Systems, Inc.*	2,325	89,885
Par Pharmaceutical Cos., Inc.*	930	32,745
Patterson Dental Co.*	1,860	142,271
Pfizer, Inc.	214,365	7,348,431
Protein Design Labs, Inc.*	3,255	62,268
Quest Diagnostics, Inc.	2,325	197,509
Renal Care Group, Inc.*	1,860	61,622
Respironics, Inc.*	930	54,638
Schering-Plough Corp.	41,385	764,795
Sepracor, Inc.*	3,255	172,190
St. Jude Medical, Inc.*	5,115	386,950
STERIS Corp.*	930	20,981
Stryker Corp.	7,440	409,200
Tenet Healthcare Corp.*	15,345	205,776
Triad Hospitals, Inc.*	3,255	121,184
UnitedHealth Group, Inc.	16,740	1,042,064
Universal Health Services, Inc.—Class B	1,395	64,017
Valeant Pharmaceuticals International	3,720	74,400
Varian Medical Systems, Inc.*	2,325	184,489
Watson Pharmaceuticals, Inc.*	3,255	87,560
Wellpoint Health Networks, Inc.*	3,720	416,677
Wyeth	39,060	1,412,410
Zimmer Holdings, Inc.*	7,440	656,208

TOTAL COMMON STOCKS (Cost $38,815,092)		44,434,173

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$489,000	489,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $39,304,092)—100.4%		44,923,173
Net other assets (liabilities)—(0.4)%		(164,939)

NET ASSETS—100.0%		$44,758,234

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $39,304,092)	$44,923,173
Cash	1,451
Dividends and interest receivable	56,316
Receivable for capital shares issued	376,494
Prepaid expenses	395

Total Assets	45,357,829

Liabilities:
Payable for investments purchased	477,884
Payable for capital shares redeemed	5
Advisory fees payable	37,493
Management services fees payable	7,499
Administration fees payable	1,608
Administrative services fees payable	22,249
Distribution fees payable	14,366
Other accrued expenses	38,491

Total Liabilities	599,595

Net Assets	$44,758,234

Net Assets consist of:
Capital	$51,066,453
Accumulated net investment income (loss)	(102,219)
Accumulated net realized gains (losses) on investments	(11,825,081)
Net unrealized appreciation (depreciation) on investments	5,619,081

Net Assets	$44,758,234

Shares of Beneficial Interest Outstanding	1,693,996

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$357,705
Interest	330

Total Investment Income	358,035

Expenses:
Advisory fees	180,039
Management services fees	36,008
Administration fees	7,442
Transfer agency and administrative service fees	121,724
Distribution fees	60,013
Custody fees	20,271
Fund accounting fees	15,483
Other fees	19,274

Total Expenses	460,254

Net Investment Income (Loss)	(102,219)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,175,430)
Change in net unrealized appreciation/depreciation on investments	1,228,485

Net Realized and Unrealized Gains (Losses) on Investments	53,055

Change in Net Assets Resulting from Operations	$(49,164)

See accompanying notes to the financial statements

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(102,219)	$(120,052)
Net realized gains (losses) on investments	(1,175,430)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,228,485	2,727,687

Change in net assets resulting from operations	(49,164)	1,247,666

Capital Transactions:
Proceeds from shares issued	162,526,253	175,842,151
Cost of shares redeemed	(143,004,526)	(166,426,624)

Change in net assets resulting from capital transactions	19,521,727	9,415,527

Change in net assets	19,472,563	10,663,193
Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$44,758,234	$25,285,671

Accumulated net investment income (loss)	$(102,219)	$—

Share Transactions:
Issued	6,095,065	7,405,590
Redeemed	(5,380,722)	(7,091,298)

Change in shares	714,343	314,292

See accompanying notes to the financial statements

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.67		3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36	%(c)	17.42%		(22.69)%		(5.23	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.04%		2.14%		2.06%
Net expenses(d)	1.92%		1.97%		1.98%		2.06%
Net investment income (loss)(d)	(0.43)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$44,758		$25,286		$14,622		$33,227
Portfolio turnover rate(e)	333	%(c)	877%		897%		1,032	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
3M Co.	16,892	$1,520,449
Accenture, Ltd.—Class A*	9,064	249,079
Agilent Technologies, Inc.*	12,360	361,901
ALLETE, Inc.	5,768	192,074
Allied Waste Industries, Inc.*	9,476	124,894
American Power Conversion Corp.	4,532	89,054
American Standard Cos.*	7,416	298,939
Amphenol Corp.—Class A*	4,944	164,734
Arrow Electronics, Inc.*	4,120	110,498
Ashland, Inc.	4,532	239,335
Automatic Data Processing, Inc.	14,832	621,164
Avnet, Inc.*	3,296	74,819
Ball Corp.	412	29,685
Bemis Company, Inc.	1,236	34,917
Boeing Co.	18,540	947,209
Burlington Northern Santa Fe Corp.	10,712	375,670
C.H. Robinson Worldwide, Inc.	2,472	113,316
Caterpillar, Inc.	8,652	687,315
CDW Corp.	3,296	210,153
Ceridian Corp.*	8,652	194,670
Choicepoint, Inc.*	4,944	225,743
Cintas Corp.	3,708	176,760
Cooper Industries, Ltd.—Class A	2,884	171,338
CSX Corp.	7,416	243,022
Danaher Corp.	7,416	384,520
Deere & Co.	7,828	549,057
Diebold, Inc.	2,472	130,695
Donnelley (R.R.) & Sons Co.	6,592	217,668
Dover Corp.	7,004	294,868
DST Systems, Inc.*	4,532	217,944
Dun & Bradstreet Corp.*	1,648	88,844
Eaton Corp.	5,768	373,420
Emerson Electric Co.	11,124	706,930
Equifax, Inc.	4,944	122,364
Expeditors International of Washington, Inc.	5,356	264,640
Fair, Isaac & Co., Inc.	4,120	137,526
FedEx Corp.	7,828	639,469
First Data Corp.	21,836	972,138
Fiserv, Inc.*	5,768	224,318
Flextronics International, Ltd.*	17,304	275,999
Fluor Corp.	2,884	137,480
Garmin, Ltd.	2,060	76,302
General Dynamics Corp.	4,120	409,116
General Electric Co.	262,856	8,516,535
Getty Images, Inc.*	2,060	123,600
Goodrich Corp.	4,120	133,200
Grainger (W.W.), Inc.	1,648	94,760
Honeywell International, Inc.	20,188	739,486
Illinois Tool Works, Inc.	7,004	671,614
IMS Health, Inc.	6,592	154,516
Ingersoll-Rand Co.—Class A	5,356	365,868
Iron Mountain, Inc.*	2,472	119,299
ITT Industries, Inc.	2,472	205,176
Jabil Circuit, Inc.*	7,004	176,361
Jacobs Engineering Group, Inc.*	2,060	81,123
L-3 Communications Holdings, Inc.	3,708	247,694
Lockheed Martin Corp.	8,240	429,139
Manpower, Inc.	2,884	146,421
Masco Corp.	12,772	398,231
Millipore Corp.*	2,060	116,122
Molex, Inc.	6,592	211,471
Monster Worldwide, Inc.*	4,532	116,563
Moody’s Corp.	2,884	186,479
Navistar International Corp.*	4,532	175,660
Norfolk Southern Corp.	9,888	262,230
Northrop Grumman Corp.	9,064	486,737
PACCAR, Inc.	7,004	406,162
Pactiv Corp.*	2,472	61,652
Pall Corp.	2,472	64,742
Parker Hannifin Corp.	3,296	195,980
Paychex, Inc.	9,064	307,088
Pentair, Inc.	3,296	110,877
PerkinElmer, Inc.	6,592	132,104
Precision Castparts Corp.	2,884	157,726
Raytheon Co.	11,536	412,643
Republic Services, Inc.	9,888	286,159
Robert Half International, Inc.	8,240	245,305
Rockwell Collins, Inc.	5,356	178,462
Rockwell International Corp.	4,944	185,449
Ryder System, Inc.	4,944	198,106
Sabre Holdings Corp.	3,708	102,749
Sanmina-SCI Corp.*	17,716	161,216
Sealed Air Corp.*	2,472	131,683
Sherwin-Williams Co.	4,120	171,186
Smurfit-Stone Container Corp.*	11,536	230,143
Solectron Corp.*	35,844	231,911
SPX Corp.	2,060	95,666
Symbol Technologies, Inc.	6,592	97,166
Tektronix, Inc.	2,060	70,081
Temple-Inland, Inc.	1,648	114,124
Textron, Inc.	6,180	366,783
Thermo Electron Corp.*	7,416	227,968
Tyco International, Ltd.	54,384	1,802,287
Union Pacific Corp.	5,356	318,414
United Parcel Service, Inc.—Class B	14,008	1,052,982
United Technologies Corp.	13,184	1,206,072
Vishay Intertechnology, Inc.*	9,888	183,719
Vulcan Materials Co.	3,708	176,315
Waste Management, Inc.	18,540	568,250
Waters Corp.*	3,708	177,168

TOTAL COMMON STOCKS (Cost $35,748,822)		38,266,659

TOTAL INVESTMENT SECURITIES (Cost $35,748,822)—100.2%		38,266,659
Net other assets (liabilities)—(0.2)%		(75,574)

NET ASSETS—100.0%		$38,191,085

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $35,748,822)	$38,266,659
Dividends receivable	91,157
Receivable for investments sold	6,499,940
Prepaid expenses	52

Total Assets	44,857,808

Liabilities:
Cash overdraft	88,822
Payable for capital shares redeemed	6,528,425
Advisory fees payable	17,835
Management services fees payable	3,567
Administration fees payable	782
Administrative services fees payable	12,142
Distribution fees payable	6,071
Other accrued expenses	9,079

Total Liabilities	6,666,723

Net Assets	$38,191,085

Net Assets consist of:
Capital	$35,735,941
Accumulated net investment income (loss)	20,400
Accumulated net realized gains (losses) on investments	(83,093)
Net unrealized appreciation (depreciation) on investments	2,517,837

Net Assets	$38,191,085

Shares of Beneficial Interest Outstanding	1,168,626

Net Asset Value (offering and redemption price per share)	$32.68

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$125,076
Interest	95

Total Investment Income	125,171

Expenses:
Advisory fees	39,686
Management services fees	7,937
Administration fees	3,436
Transfer agency and administrative service fees	28,892
Distribution fees	13,229
Custody fees	6,501
Fund accounting fees	3,100
Other fees	3,509

Total Gross Expenses before reductions	106,290
Less Expenses reduced by the Advisor	(1,519)

Total Net Expenses	104,771

Net Investment Income (Loss)	20,400

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	30,510
Change in net unrealized appreciation/depreciation on investments	1,686,013

Net Realized and Unrealized Gains (Losses) on Investments	1,716,523

Change in Net Assets Resulting from Operations	$1,736,923

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$20,400	$(1,629)
Net realized gains (losses) on investments	30,510	478,907
Change in net unrealized appreciation/depreciation on investments	1,686,013	757,379

Change in net assets resulting from operations	1,736,923	1,234,657

Capital Transactions:
Proceeds from shares issued	76,949,670	69,600,137
Cost of shares redeemed	(52,246,653)	(60,217,978)

Change in net assets resulting from capital transactions	24,703,017	9,382,159

Change in net assets	26,439,940	10,616,816
Net Assets:
Beginning of period	11,751,145	1,134,329

End of period	$38,191,085	$11,751,145

Accumulated net investment income (loss)	$20,400	$—

Share Transactions:
Issued	2,430,721	2,481,593
Redeemed	(1,642,651)	(2,148,194)

Change in shares	788,070	333,399

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$30.88		$24.05		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	(0.01	)(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.74		6.84		(5.94)

Total income (loss) from investment activities	1.80		6.83		(5.95)

Net Asset Value, End of Period	$32.68		$30.88		$24.05

Total Return	5.83	%(c)	28.40%		(19.83	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.25%		2.65%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	0.39%		(0.05)%		(0.08)%
Supplemental Data:
Net assets, end of period (000’s)	$38,191		$11,751		$1,134
Portfolio turnover rate(e)	458	%(c)	1,997%		906	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.2%)
Agile Software Corp.*	19,635	$171,806
Akamai Technologies, Inc.*	47,005	843,740
Amazon.com, Inc.*	77,945	4,240,207
Ameritrade Holding Corp.—Class A*	122,570	1,391,170
Ariba, Inc.*	110,075	217,949
Ask Jeeves, Inc.*	24,395	952,137
BEA Systems, Inc.*	167,790	1,379,234
Check Point Software Technologies, Ltd.*	77,945	2,103,735
CheckFree Holdings Corp.*	28,560	856,800
CMGI, Inc.*	148,155	288,902
CNET Networks, Inc.*	57,715	638,905
Digital Insight Corp.*	13,090	271,356
Digital River, Inc.*	13,090	427,127
DoubleClick, Inc.*	55,335	429,953
E*TRADE Group, Inc.*	158,270	1,764,710
E-LOAN, Inc.*	21,420	57,834
EarthLink, Inc.*	63,070	652,775
eBay, Inc.*	45,220	4,157,978
FreeMarkets, Inc.*	18,445	120,261
Infospace, Inc.*	10,710	407,408
InterActiveCorp*	132,090	3,981,192
Internet Security Systems, Inc.*	18,445	282,946
Interwoven, Inc.*	16,065	162,257
J2 Global Communications, Inc.*	10,115	281,197
LookSmart, Ltd.*	39,865	86,507
Macromedia, Inc.*	29,750	730,363
Monster Worldwide, Inc.*	48,790	1,254,879
PRICELINE.COM, Inc.*	8,925	240,350
RealNetworks, Inc.*	48,790	333,724
Siebel Systems, Inc.*	183,260	1,957,217
Tibco Software, Inc.*	70,210	593,275
United Online, Inc.*	20,230	356,250
University of Phoenix Online*	6,545	573,277
ValueClick, Inc.*	34,510	413,430
VeriSign, Inc.*	95,795	1,906,321
Vignette Corp.*	124,950	207,417
WebMD Corp.*	135,065	1,258,806
webMethods, Inc.*	22,610	193,768
Websense, Inc.*	10,115	376,581
Yahoo!, Inc.*	121,975	4,431,351

TOTAL COMMON STOCKS (Cost $32,062,552)		40,995,095

TOTAL INVESTMENT SECURITIES (Cost $32,062,552)—99.2%		40,995,095
Net other assets (liabilities)—0.8%		313,388

NET ASSETS—100.0%		$41,308,483

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Internet

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $32,062,552)	$40,995,095
Receivable for investments sold	2,101,559
Prepaid expenses	188

Total Assets	43,096,842

Liabilities:
Cash overdraft	16,157
Payable for capital shares redeemed	1,715,366
Advisory fees payable	19,259
Management services fees payable	3,852
Administration fees payable	827
Administrative services fees payable	12,840
Distribution fees payable	6,468
Other accrued expenses	13,590

Total Liabilities	1,788,359

Net Assets	$41,308,483

Net Assets consist of:
Capital	27,696,325
Accumulated net investment income (loss)	(189,570)
Accumulated net realized gains (losses) on investments	4,869,185
Net unrealized appreciation (depreciation) on investments	8,932,543

Net Assets	$41,308,483

Shares of Beneficial Interest Outstanding	811,349

Net Asset Value (offering and redemption price per share)	$50.91

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$197

Expenses:
Advisory fees	73,202
Management services fees	14,641
Administration fees	4,489
Transfer agency and administrative service fees	53,586
Distribution fees	24,401
Custody fees	6,894
Fund accounting fees	5,870
Other fees	6,684

Total Expenses	189,767

Net Investment Income (Loss)	(189,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(370,054)
Change in net unrealized appreciation/depreciation on investments	2,418,879

Net Realized and Unrealized Gains (Losses) on Investments	2,048,825

Change in Net Assets Resulting from Operations	$1,859,255

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Internet

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(189,570)	$(348,969)
Net realized gains (losses) on investments	(370,054)	7,093,763
Change in net unrealized appreciation/depreciation on investments.	2,418,879	2,458,324

Change in net assets resulting from operations	1,859,255	9,203,118

Distributions to Shareholders From:
Net realized gains on investments	—	(153,596)

Change in net assets resulting from distributions	—	(153,596)

Capital Transactions:
Proceeds from shares issued	91,858,466	130,566,391
Dividends reinvested	—	153,336
Cost of shares redeemed	(67,291,720)	(153,767,216)

Change in net assets resulting from capital transactions	24,566,746	(23,047,489)

Change in net assets	26,426,001	(13,997,967)
Net Assets:
Beginning of period	14,882,482	28,880,449

End of period	$41,308,483	$14,882,482

Accumulated net investment income (loss)	$(189,570)	$—

Share Transactions:
Issued	1,886,474	3,712,285
Reinvested	—	3,365
Redeemed	(1,400,024)	(4,502,093)

Change in shares	486,450	(786,443)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Internet

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$45.81		$25.99		$30.00

Investment Activities:
Net investment income (loss)	(0.46	)(b)	(0.75	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	5.56		21.02		(3.66)

Total income (loss) from investment activities	5.10		20.27		(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.45)		—

Net Asset Value, End of Period	$50.91		$45.81		$25.99

Total Return	11.13	%(c)	77.99%		(13.37	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.01%		2.04%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(1.94)%		(1.97)%		(1.97)%
Supplemental Data:
Net assets, end of period (000’s)	$41,308		$14,882		$28,880
Portfolio turnover rate(e)	346	%(c)	803%		505	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.7%)
Alkermes, Inc.*	1,296	$17,626
Allergan, Inc.	1,872	167,581
Alpharma, Inc.	576	11,796
American Pharmaceutical Partners, Inc.*	576	17,499
Andrx Group*	1,008	28,153
Barr Laboratories, Inc.*	1,296	43,675
Bristol-Myers Squibb Co.	21,560	528,220
Cephalon, Inc.*	720	38,880
Eli Lilly & Co.	7,036	491,887
Forest Laboratories, Inc.*	5,184	293,570
Hospira, Inc.*	2,160	59,616
Impax Laboratories, Inc.*	720	13,954
IVAX Corp.*	2,304	55,273
Johnson & Johnson	41,760	2,326,032
King Pharmaceuticals, Inc.*	3,456	39,571
Medicis Pharmaceutical Corp.	720	28,764
Merck & Co., Inc.	11,048	524,780
MGI Pharma, Inc.*	1,008	27,226
Mylan Laboratories, Inc.	3,744	75,816
Nektar Therapeutics*	1,152	22,994
Noven Pharmaceuticals, Inc.*	288	6,342
Par Pharmaceutical Cos., Inc.*	432	15,211
Perrigo Co.	864	16,390
Pfizer, Inc.	79,736	2,733,350
PRAECIS Pharmaceuticals, Inc.*	720	2,736
Schering-Plough Corp.	20,736	383,201
Sepracor, Inc.*	1,152	60,941
Taro Pharmaceutical Industries, Ltd.*	432	18,792
Valeant Pharmaceuticals International	1,152	23,040
Watson Pharmaceuticals, Inc.*	1,584	42,610
Wyeth	14,420	521,427

TOTAL COMMON STOCKS (Cost $7,898,900)		8,636,953

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $7,917,900)—76.9%		8,655,953
Net other assets (liabilities)—23.1%		2,608,548

NET ASSETS—100.0%		$11,264,501

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 07/24/04 (Underlying notional amount at value $2,586,771)	25,868	$(1,477)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $7,917,900)	$8,655,953
Cash	734
Dividends and interest receivable	24,898
Receivable for investments sold	2,649,429
Prepaid expenses	103

Total Assets	11,331,117

Liabilities:
Payable for capital shares redeemed	32,826
Unrealized depreciation on swap agreements	1,477
Advisory fees payable	9,291
Management services fees payable	1,858
Administration fees payable	398
Administrative services fees payable	6,194
Distribution fees payable	3,115
Other accrued expenses	11,457

Total Liabilities	66,616

Net Assets	$11,264,501

Net Assets consist of:
Capital	$14,266,145
Accumulated net investment income (loss)	34,340
Accumulated net realized gains (losses) on investments	(3,772,560)
Net unrealized appreciation (depreciation) on investments	736,576

Net Assets	$11,264,501

Shares of Beneficial Interest Outstanding	443,136

Net Asset Value (offering and redemption price per share)	$25.42

Statement of Operations

For the six months ended June 30, 2004

Investment Income:
Dividends	$167,476
Interest	330

Total Investment Income	167,806

Expenses:
Advisory fees	50,555
Management services fees	10,111
Administration fees	2,007
Transfer agency and administrative service fees	37,142
Distribution fees	16,852
Custody fees	7,514
Fund accounting fees	4,346
Other fees	4,939

Total Expenses	133,466

Net Investment Income (Loss)	34,340

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(683,423)
Net realized gains (losses) on swap agreements	39,480
Change in net unrealized appreciation/depreciation on investments	(250,954)

Net Realized and Unrealized Gains (Losses) on Investments	(894,897)

Change in Net Assets Resulting from Operations	$(860,557)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$34,340	$(23,602)
Net realized gains (losses) on investments	(643,943)	(2,262,536)
Change in net unrealized appreciation/depreciation on investments	(250,954)	730,940

Change in net assets resulting from operations	(860,557)	(1,555,198)

Distributions to Shareholders From:
Net realized gains on investments	—	(550,262)

Change in net assets resulting from distributions	—	(550,262)

Capital Transactions:
Proceeds from shares issued	67,685,532	129,550,308
Dividends reinvested	—	550,262
Cost of shares redeemed	(67,411,087)	(119,558,700)

Change in net assets resulting from capital transactions	274,445	10,541,870

Change in net assets	(586,112)	8,436,410
Net Assets:
Beginning of period	11,850,613	3,414,203

End of period	$11,264,501	$11,850,613

Accumulated net investment income (loss)	$34,340	$—

Share Transactions:
Issued	2,556,689	4,840,975
Reinvested	—	21,672
Redeemed	(2,570,544)	(4,537,140)

Change in shares	(13,855)	325,507

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.93		$25.96		$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	(0.09	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	(0.58)		1.51	(d)	(4.04)

Total income (loss) from investment activities	(0.51)		1.42		(4.04)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.45)		—

Net Asset Value, End of Period	$25.42		$25.93		$25.96

Total Return	(1.97	)%(e)	5.60%		(13.47	)%(e)
Ratios to Average Net Assets:
Gross expenses(f)	1.98%		2.06%		2.12%
Net expenses(f)	1.98%		1.98%		1.98%
Net investment income (loss)(f)	0.51%		(0.33)%		(0.02)%
Supplemental Data:
Net assets, end of period (000’s)	$11,265		$11,851		$3,414
Portfolio turnover rate(g)	645	%(e)	2,569%		1,709	%(e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (58.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,797,000	$8,797,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,797,000	8,797,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,797,000	8,797,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,391,000)		26,391,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,244 (Collateralized by $8,954,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $8,973,445)	8,797,000	8,797,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,220 (Collateralized by $8,982,000 U.S. Treasury Notes, 1.625%, 04/30/05, market value $8,976,722)	8,797,000	8,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,594,000)		17,594,000

TOTAL INVESTMENT SECURITIES (Cost $43,985,000)—97.5%		43,985,000
Net other assets (liabilities)—2.5%		1,111,348

NET ASSETS—100.0%		$45,096,348

	Units	Unrealized Appreciation (Depreciation)
Swap Agreement
Equity Index Swap Agreement based on the Dow Jones U.S. Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $45,038,561)	253,638	$23,021

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,391,000)	$26,391,000
Repurchase agreement, at cost	17,594,000

Total Investments	43,985,000
Cash	1,086
Segregated cash balances with custodian for swap agreements	87
Interest receivable	464
Receivable for capital shares issued	1,189,497
Unrealized appreciation on swap agreements	23,021
Prepaid expenses	753

Total Assets	45,199,908

Liabilities:
Advisory fees payable	30,958
Management services fees payable	6,192
Administration fees payable	1,335
Administrative services fees payable	20,643
Distribution fees payable	10,325
Other accrued expenses	34,107

Total Liabilities	103,560

Net Assets	$45,096,348

Net Assets consist of:
Capital	$51,527,736
Accumulated net investment income (loss)	(290,971)
Accumulated net realized gains (losses) on investments	(6,163,438)
Net unrealized appreciation (depreciation) on investments	23,021

Net Assets	$45,096,348

Shares of Beneficial Interest Outstanding	1,401,048

Net Asset Value (offering and redemption price per share)	$32.19

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$285,856

Expenses:
Advisory fees	226,244
Management services fees	45,249
Administration fees	8,658
Transfer agency and administrative service fees	166,095
Distribution fees	75,415
Custody fees	15,818
Fund accounting fees	18,276
Other fees	21,072

Total Expenses	576,827

Net Investment Income (Loss)	(290,971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(19,152,422)
Change in net unrealized appreciation/depreciation on investments	921,516

Net Realized and Unrealized Gains (Losses) on Investments	(18,230,906)

Change in Net Assets Resulting from Operations	$(18,521,877)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(290,971)	$(395,143)
Net realized gains (losses) on investments	(19,152,422)	11,706,856
Change in net unrealized appreciation/depreciation on investments	921,516	199,326

Change in net assets resulting from operations	(18,521,877)	11,511,039

Capital Transactions:
Proceeds from shares issued	231,817,874	267,629,406
Cost of shares redeemed	(244,417,323)	(258,562,216)

Change in net assets resulting from capital transactions	(12,599,449)	9,067,190

Change in net assets	(31,121,326)	20,578,229
Net Assets:
Beginning of period	76,217,674	55,639,445

End of period	$45,096,348	$76,217,674

Accumulated net investment income (loss)	$(290,971)	$—

Share Transactions:
Issued	6,501,634	8,507,473
Redeemed	(6,959,925)	(8,538,349)

Change in shares	(458,291)	(30,876)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$40.99		$29.44		$30.00
Investment Activities:
Net investment income (loss)	(0.17	)(b)	(0.31	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	(8.63)		11.86		(0.49)

Total income (loss) from investment activities	(8.80)		11.55		(0.56)

Net Asset Value, End of Period	$32.19		$40.99		$29.44

Total Return	(21.47	)%(c)	39.23%		(1.87	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.98%		1.98%
Net expenses(d)	1.91%		1.97%		1.98%
Net investment income (loss)(d)	(0.97)%		(0.94)%		(0.40)%
Supplemental Data:
Net assets, end of period (000’s)	$45,096		$76,218		$55,639
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100%)
Alexandria Real Estate Equities, Inc.REIT	4,676	$265,503
AMB Property Corp.REIT	19,706	682,419
American Financial Realty TrustREIT	26,052	372,283
Annaly Mortgage Management, Inc.REIT	28,056	475,830
Apartment Investment & Management Co.—Class AREIT	22,378	696,627
Archstone-Smith TrustREIT	44,088	1,293,101
Arden Realty Group, Inc.REIT	15,698	461,678
AvalonBay Communities, Inc.REIT	17,034	962,762
Boston Properties, Inc.REIT	25,384	1,271,231
Brandywine Realty TrustREIT	11,022	299,688
BRE Properties, Inc.—Class AREIT	11,356	394,621
Camden Property TrustREIT	8,350	382,430
Capital AutomotiveREIT	7,682	225,313
CarrAmerica Realty Corp.REIT	13,026	393,776
Catellus Development Corp.REIT	21,042	518,685
CBL & Associates Properties, Inc.REIT	7,348	404,140
Centerpoint Properties Corp.REIT	5,678	435,787
Chelsea Property Group, Inc.REIT	10,354	675,288
Colonial Properties TrustREIT	5,344	205,904
Cousins Properties, Inc.REIT	9,352	308,148
Crescent Real Estate Equities Co.REIT	22,044	355,349
Developers Diversified Realty Corp.REIT	24,382	862,391
Duke-Weeks Realty Corp.REIT	31,730	1,009,331
Equity Inns, Inc.REIT	10,688	99,292
Equity Office Properties TrustREIT	96,192	2,616,421
Equity Residential Properties TrustREIT	66,800	1,985,963
Essex Property Trust, Inc.REIT	5,010	342,434
Federal Realty Investment TrustREIT	12,358	513,969
FelCor Lodging Trust, Inc.REIT*	11,022	133,366
First Industrial Realty Trust, Inc.REIT	9,686	357,220
Friedman, Billings, Ramsey Group, Inc.	34,068	674,206
Gables Residential TrustREIT	7,014	238,336
General Growth Properties, Inc.REIT	51,770	1,530,838
Glenborough Realty Trust, Inc.REIT	7,682	140,965
Health Care Property Investors, Inc.REIT	31,396	754,760
Health Care, Inc.REIT	12,358	401,635
Healthcare Realty Trust, Inc.REIT	10,354	388,068
Highwoods Properties, Inc.REIT	12,692	298,262
Home Properties of New York, Inc.REIT	7,348	286,425
Hospitality Properties TrustREIT	15,030	635,769
Host Marriott Corp.REIT*	64,128	792,622
HRPT Properties TrustREIT	42,084	421,261
IMPAC Mortgage Holdings, Inc.REIT	15,364	345,997
iStar Financial, Inc.REIT	26,052	1,042,080
Kilroy Realty Corp.REIT	6,680	227,788
Kimco Realty Corp.REIT	22,378	1,018,199
Koger Equity, Inc.REIT	6,346	146,720
Liberty Property TrustREIT	19,038	765,518
LNR Property Corp.	4,676	253,673
Macerich Co.REIT	14,028	671,520
Mack-Cali Realty Corp.REIT	14,362	594,300
Manufactured Home Communities, Inc.REIT	5,010	166,282
MeriStar Hospitality Corp.REIT*	19,038	130,220
Mills Corp.REIT	10,354	483,532
Nationwide Health Properties, Inc.REIT	15,698	296,692
New Plan Excel Realty Trust, Inc.REIT	23,714	553,959
Novastar Financial, Inc.REIT	6,012	228,216
Pan Pacific Retail PropertiesREIT	9,686	489,337
Pennsylvania REIT	8,684	297,427
Plum Creek Timber Company, Inc.	43,754	1,425,505
Post Properties, Inc.REIT	9,352	272,611
Prentiss Properties TrustREIT	9,352	313,479
Prologis TrustREIT	40,748	1,341,424
Public Storage, Inc.REIT	21,042	968,142
Rayonier, Inc.	11,690	519,621
Realty Income Corp.REIT	9,352	390,259
Reckson Associates Realty Corp.REIT	16,032	440,239
Redwood Trust, Inc.REIT	5,010	278,957
Regency Centers Corp.REIT	13,360	573,144
Rouse Co.REIT	22,712	1,078,820
Shurgard Storage Centers, Inc.—Class AREIT	11,022	412,223
Simon Property Group, Inc.REIT	43,754	2,249,830
SL Green Realty Corp.REIT	9,352	437,674
St. Joe Co.	9,686	384,534
Taubman Centers, Inc.REIT	11,022	252,294
Thornburg Mortgage Asset Corp.REIT	19,372	522,075
Trizec Properties, Inc.REIT	21,710	353,005
United Dominion Realty Trust, Inc.REIT	30,394	601,193
Ventas, Inc.REIT	20,040	467,934
Vornado Realty TrustREIT	25,718	1,468,755
Washington REIT	10,020	294,388
Weingarten Realty InvestorsREIT	19,038	595,509

TOTAL COMMON STOCKS (Cost $41,147,854)		48,917,172

TOTAL INVESTMENT SECURITIES (Cost $41,147,854)—100.0%		48,917,172
Net other assets (liabilities)—NM		22,801

NET ASSETS—100.0%		$48,939,973

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $41,147,854)	$48,917,172
Dividends receivable	330,903
Receivable for capital shares issued	2,679,996
Prepaid expenses	976

Total Assets	51,929,047

Liabilities:
Cash overdraft	49,403
Payable for investments purchased	2,344,081
Payable for capital shares redeemed	490,617
Advisory fees payable	30,047
Management services fees payable	6,009
Administration fees payable	1,290
Administrative services fees payable	19,570
Distribution fees payable	10,088
Other accrued expenses	37,969

Total Liabilities	2,989,074

Net Assets	$48,939,973

Net Assets consist of:
Capital	$54,113,254
Accumulated net realized gains (losses) on investments	(12,942,599)
Net unrealized appreciation (depreciation) on investments	7,769,318

Net Assets	$48,939,973

Shares of Beneficial Interest Outstanding	1,174,206

Net Asset Value (offering and redemption price per share)	$41.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,041,838
Interest	166

Total Investment Income	1,042,004

Expenses:
Advisory fees	208,022
Management services fees	41,605
Administration fees	8,551
Transfer agency and administrative service fees	148,020
Distribution fees	69,341
Custody fees	20,997
Fund accounting fees	18,145
Other fees	21,568

Total Expenses	536,249

Net Investment Income (Loss)	505,755

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,749,322)
Change in net unrealized appreciation/depreciation on investments	1,485,060

Net Realized and Unrealized Gains (Losses) on Investments	(4,264,262)

Change in Net Assets Resulting from Operations	$(3,758,507)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$505,755	$743,288
Net realized gains (losses) on investments	(5,749,322)	773,332
Change in net unrealized appreciation/depreciation on investments	1,485,060	4,659,864

Change in net assets resulting from operations	(3,758,507)	6,176,484

Distributions to Shareholders From:
Net investment income	(1,117,260)	(460,558)

Change in net assets resulting from distributions	(1,117,260)	(460,558)

Capital Transactions:
Proceeds from shares issued	417,236,861	283,092,753
Dividends reinvested	1,117,260	460,558
Cost of shares redeemed	(404,151,750)	(270,576,155)

Change in net assets resulting from capital transactions	14,202,371	12,977,156

Change in net assets	9,326,604	18,693,082
Net Assets:
Beginning of period	39,613,369	20,920,287

End of period	$48,939,973	$39,613,369

Accumulated net investment income (loss)	$—	$611,505

Share Transactions:
Issued	9,835,806	7,969,841
Reinvested	25,613	13,038
Redeemed	(9,655,881)	(7,685,490)

Change in shares	205,538	297,389

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period.	$40.89		$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss)	0.38	(b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	1.08	(c)	9.14	(1.34)	1.19

Total income (loss) from investment activities	1.46		10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.67)		(0.50)	(1.37)	—
Return of capital	—		—	(0.23)	—

Total distributions	(0.67)		(0.50)	(1.60)	—

Net Asset Value, End of Period	$41.68		$40.89	$31.16	$32.72

Total Return	3.54	%(d)	33.15%	0.02%	9.07	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.93%		2.02%	2.13%	1.99%
Net expenses(e)	1.93%		1.98%	1.98%	1.99%
Net investment income (loss)(e)	1.82%		3.08%	4.09%	5.01%
Supplemental Data:
Net assets, end of period (000’s)	$48,940		$39,613	$20,920	$39,414
Portfolio turnover rate(f)	627	%(d)	1,113%	1,163%	753	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amounts shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (84.4%)
Actel Corp.*	594	$10,989
Advanced Micro Devices, Inc.*	8,613	136,947
Agere Systems, Inc.*	19,899	45,768
Agere Systems, Inc.—Class B*	22,572	48,530
Altera Corp.*	9,207	204,580
Amkor Technology, Inc.*	2,376	19,436
Analog Devices, Inc.	9,207	433,466
Applied Materials, Inc.*	41,580	815,800
Applied Micro Circuits Corp.*	7,722	41,081
Asyst Technologies, Inc.*	1,188	12,284
Atmel Corp.*	10,989	65,055
ATMI, Inc.*	891	24,333
Axcelis Technologies, Inc.*	2,376	29,557
Broadcom Corp.—Class A*	6,237	291,704
Brooks Automation, Inc.*	1,188	23,938
Cirrus Logic, Inc.*	2,079	12,495
Cohu, Inc.	594	11,310
Conexant Systems, Inc.*	11,582	50,150
Credence Systems Corp.*	1,782	24,592
Cree Research, Inc.*	1,782	41,485
Cymer, Inc.*	891	33,359
Cypress Semiconductor Corp.*	2,970	42,144
DSP Group, Inc.*	594	16,181
DuPont Photomasks, Inc.*	297	6,038
ESS Technology, Inc.*	891	9,543
Exar Corp.*	891	13,062
Fairchild Semiconductor International, Inc.*	2,376	38,895
Integrated Device Technology, Inc.*	2,673	36,994
Intel Corp.	97,683	2,696,050
Interdigital Communications Corp.*	1,485	27,933
International Rectifier Corp.*	1,782	73,810
Intersil Corp.—Class A	3,564	77,196
KLA-Tencor Corp.*	4,752	234,654
Kopin Corp.*	1,782	9,106
Kulicke & Soffa Industries, Inc.*	1,188	13,020
Lam Research Corp.*	3,267	87,556
Lattice Semiconductor Corp.*	2,673	18,738
Linear Technology Corp.	7,722	304,787
LSI Logic Corp.*	9,504	72,420
LTX Corp.*	1,485	16,053
M-Systems Flash Disk Pioneers Ltd.*	891	13,285
Marvell Technology Group, Ltd.*	4,752	126,878
Maxim Integrated Products, Inc.	8,019	420,356
Micrel, Inc.*	1,782	21,651
Microchip Technology, Inc.	5,049	159,245
Micron Technology, Inc.*	15,147	231,901
Mykrolis Corp.*	891	15,521
National Semiconductor Corp.*	8,910	195,931
Novellus Systems, Inc.*	3,564	112,052
NVIDIA Corp.*	3,861	79,151
OmniVision Technologies, Inc.*	1,485	23,686
Photronics, Inc.*	594	11,250
PMC-Sierra, Inc.*	4,455	63,929
Power Integrations, Inc.*	891	22,186
Rambus, Inc.*	2,376	42,222
RF Micro Devices, Inc.*	4,455	33,412
Sandisk Corp.*	3,861	83,745
Semtech Corp.*	1,782	41,948
Silicon Image, Inc.*	1,782	23,398
Silicon Laboratories, Inc.*	891	41,298
Silicon Storage Technology, Inc.*	2,079	21,414
Skyworks Solutions, Inc.*	3,564	31,114
Teradyne, Inc.*	4,752	107,870
Texas Instruments, Inc.	42,768	1,034,130
Transmeta Corp.*	3,861	8,456
TriQuint Semiconductor, Inc.*	2,970	16,216
Ultratech Stepper, Inc.*	594	9,670
Varian Semiconductor Equipment Associates, Inc.*	891	34,357
Vitesse Semiconductor Corp.*	5,346	26,088
Xilinx, Inc.	8,613	286,899
Zoran Corp.*	1,188	21,800

TOTAL COMMON STOCKS (Cost $6,909,166)		9,532,098

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,000	6,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $6,915,166)—84.5%		9,538,098
Net other assets (liabilities)—15.5%		1,750,056

NET ASSETS—100.0%		$11,288,154

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 07/24/04 (Underlying notional amount at value $1,705,203)	17,052	$(1,675)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investments securities, at value (cost $6,915,166)	$9,538,098
Cash	303
Dividends and interest receivable	28
Receivable for capital shares issued	1,184,672
Receivable for investments sold	1,722,200
Prepaid expenses	123

Total Assets	12,445,424

Liabilities:
Payable for investments purchased	1,136,953
Unrealized depreciation on swap agreements	1,675
Advisory fees payable	5,248
Management services fees payable	1,050
Administration fees payable	226
Administrative services fees payable	3,499
Distribution fees payable	1,750
Other accrued expenses	6,869

Total Liabilities	1,157,270

Net Assets	$11,288,154

Net Assets consist of:
Capital	$12,228,075
Accumulated net investment income (loss)	(93,165)
Accumulated net realized gains (losses) on investments	(3,468,013)
Net unrealized appreciation (depreciation) on investments	2,621,257

Net Assets	$11,288,154

Shares of Beneficial Interest Outstanding	437,417

Net Asset Value (offering and redemption price per share)	$25.81

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$22,073
Interest	344

Total Investment Income	22,417

Expenses:
Advisory fees	43,781
Management services fees	8,756
Administration fees	1,794
Transfer agency and administrative service fees	31,525
Distribution fees	14,594
Custody fees	8,850
Fund accounting fees	3,085
Other fees	3,197

Total Expenses	115,582

Net Investment Income (Loss)	(93,165)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,134
Net realized gains (losses) on swap agreements	8,974
Change in net unrealized appreciation/depreciation on investments	(1,872,077)

Net Realized and Unrealized Gains (Losses) on Investments	(1,858,969)

Change in Net Assets Resulting from Operations	$(1,952,134)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(93,165)	$(221,326)
Net realized gains (losses) on investments	13,108	67,026
Change in net unrealized appreciation/depreciation on investments	(1,872,077)	4,432,258

Change in net assets resulting from operations	(1,952,134)	4,277,958

Capital Transactions:
Proceeds from shares issued	55,166,133	163,290,583
Cost of shares redeemed	(60,258,213)	(153,025,938)

Change in net assets resulting from capital transactions	(5,092,080)	10,264,645

Change in net assets	(7,044,214)	14,542,603
Net Assets:
Beginning of period	18,332,368	3,789,765

End of period	$11,288,154	$18,332,368

Accumulated net investment income (loss)	$(93,165)	$—

Share Transactions:
Issued	1,997,370	7,522,727
Redeemed	(2,184,784)	(7,141,102)

Change in shares	(187,414)	381,625

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Semiconductor

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.34		$15.58		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.41	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments	(3.31)		14.17		(14.18)

Total income (loss) from investment activities	(3.53)		13.76		(14.42)

Net Asset Value, End of Period	$25.81		$29.34		$15.58

Total Return	(12.03	)%(c)	88.32%		(48.07	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.05%		2.33%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	(1.60)%		(1.72)%		(1.89)%
Supplemental Data:
Net assets, end of period (000’s)	$11,288		$18,332		$3,790
Portfolio turnover rate(e)	544	%(c)	1,364%		886	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.8%)
3Com Corp.*	7,068	$44,175
ADC Telecommunications, Inc.*	12,958	36,801
Adobe Systems, Inc.	2,945	136,943
Advanced Micro Devices, Inc.*	5,890	93,651
Affiliated Computer Services, Inc.—Class A*	1,178	62,363
Agere Systems, Inc.*	21,204	48,769
Altera Corp.*	4,123	91,613
Amdocs, Ltd.*	2,356	55,201
American Tower Corp.*	2,945	44,764
Analog Devices, Inc.	4,712	221,840
Andrew Corp.*	3,534	70,715
Apple Computer, Inc.*	5,301	172,495
Applied Materials, Inc.*	20,615	404,465
Atmel Corp.*	11,780	69,738
Autodesk, Inc.	1,767	75,645
Avaya, Inc.*	6,479	102,303
BEA Systems, Inc.*	4,712	38,733
BMC Software, Inc.*	4,123	76,276
Broadcom Corp.—Class A*	2,945	137,738
Cadence Design Systems, Inc.*	4,123	60,319
Check Point Software Technologies, Ltd.*	4,123	111,280
CIENA Corp.*	7,068	26,293
Cisco Systems, Inc.*	83,049	1,968,262
Citrix Systems, Inc.*	2,356	47,968
Cognizant Technology Solutions Corp.*	2,356	59,866
Computer Associates International, Inc.	6,479	181,801
Computer Sciences Corp.*	2,356	109,389
Compuware Corp.*	6,479	42,761
Comverse Technology, Inc.*	2,945	58,723
Conexant Systems, Inc.*	10,602	45,907
Corning, Inc.*	21,204	276,924
Crown Castle International Corp.*	4,123	60,814
Cypress Semiconductor Corp.*	2,945	41,790
Dell, Inc.*	27,683	991,605
Electronic Data Systems Corp.	4,712	90,235
EMC Corp.*	31,806	362,588
Fairchild Semiconductor International, Inc.*	4,123	67,494
Harris Corp.	1,767	89,675
Hewlett-Packard Co.	32,395	683,535
Intel Corp.	79,515	2,194,613
International Business Machines Corp.	20,026	1,765,291
International Rectifier Corp.*	1,767	73,189
Intersil Corp. —Class A	2,356	51,031
Intuit, Inc.*	2,356	90,894
JDS Uniphase Corp.*	23,560	89,292
Juniper Networks, Inc.*	6,479	159,189
KLA-Tencor Corp.*	2,356	116,339
Lam Research Corp.*	1,767	47,356
Level 3 Communications, Inc.*	11,191	39,728
Lexmark International Group, Inc.*	1,767	170,569
Linear Technology Corp.	3,534	139,487
LSI Logic Corp.*	8,246	62,835
Lucent Technologies, Inc.*	55,366	209,283
Marvell Technology Group, Ltd.*	3,534	94,358
Maxim Integrated Products, Inc.	4,123	216,128
Maxtor Corp.*	5,890	39,051
Mercury Interactive Corp.*	1,767	88,050
Microchip Technology, Inc.	2,945	92,885
Micron Technology, Inc.*	8,835	135,264
Microsoft Corp.	121,334	3,465,298
Motorola, Inc.	30,039	548,212
National Semiconductor Corp.*	4,712	103,617
NCR Corp.*	1,178	58,417
Network Appliance, Inc.*	4,712	101,449
Network Associates, Inc.*	2,356	42,714
Novell, Inc.*	4,712	39,534
Novellus Systems, Inc.*	2,356	74,073
NVIDIA Corp.*	2,356	48,298
Oracle Corp.*	47,120	562,142
PeopleSoft, Inc.*	3,534	65,379
Pitney Bowes, Inc.	1,767	78,190
PMC-Sierra, Inc.*	4,123	59,165
QLogic Corp.*	1,767	46,985
Qualcomm, Inc.	10,013	730,750
Rambus, Inc.*	1,178	20,933
Red Hat, Inc.*	2,356	54,117
Sandisk Corp.*	2,356	51,102
Scientific-Atlanta, Inc.	2,945	101,603
Seagate Technology Common	1,767	25,498
Siebel Systems, Inc.*	7,657	81,777
Storage Technology Corp.*	1,767	51,243
Sun Microsystems, Inc.*	45,353	196,832
SunGard Data Systems, Inc.*	4,123	107,198
Symantec Corp.*	4,712	206,291
Synopsys, Inc.*	2,356	66,981
Tellabs, Inc.*	7,068	61,774
Teradyne, Inc.*	2,945	66,852
Texas Instruments, Inc.	21,204	512,712
Unisys Corp.*	2,356	32,701
UTStarcom, Inc.*	1,178	35,635
VeriSign, Inc.*	5,301	105,490
Veritas Software Corp.*	5,890	163,153
WebMD Corp.*	5,890	54,895
Western Digital Corp.*	4,712	40,806
Xerox Corp.*	11,191	162,269
Xilinx, Inc.	4,123	137,337
Yahoo!, Inc.*	15,314	556,358
Zebra Technologies Corp.*	1,178	102,486

TOTAL COMMON STOCKS (Cost $15,522,666)		22,256,555

	Principal Amount
U.S. Government Agency Obligations (0.3%)

Federal Home Loan Bank, 0.90%, 07/01/04	$58,000	58,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $15,580,666)—101.1%		22,314,555
Net other assets (liabilities)—(1.1)%		(241,203)

NET ASSETS—100.0%		$22,073,352

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $15,580,666)	$22,314,555
Cash	231
Dividends and interest receivable	5,256
Receivable for investments sold	1,564
Receivable for capital shares issued	267
Prepaid expenses	278

Total Assets	22,322,151

Liabilities:
Payable for capital shares redeemed	195,810
Advisory fees payable	15,504
Management services fees payable	3,101
Administration fees payable	667
Administrative services fees payable	7,580
Distribution fees payable	7,317
Other accrued expenses	18,820

Total Liabilities	248,799

Net Assets	$22,073,352

Net Assets consist of:
Capital	$28,037,967
Accumulated net investment income (loss)	(208,570)
Accumulated net realized gains (losses) on investments	(12,489,934)
Net unrealized appreciation (depreciation) on investments	6,733,889

Net Assets	$22,073,352

Shares of Beneficial Interest Outstanding	1,448,380

Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$34,704
Interest	175

Total Investment Income	34,879

Expenses:
Advisory fees	99,822
Management services fees	19,965
Administration fees	3,891
Transfer agency and administrative service fees	54,266
Distribution fees	33,274
Custody fees	14,360
Fund accounting fees	8,257
Other fees	9,614

Total Expenses	243,449

Net Investment Income (Loss)	(208,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,369
Change in net unrealized appreciation/depreciation on investments	(665,383)

Net Realized and Unrealized Gains (Losses) on Investments	(190,014)

Change in Net Assets Resulting from Operations	$(398,584)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,570)	$(305,285)
Net realized gains (losses) on investments	475,369	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(665,383)	6,652,164

Change in net assets resulting from operations	(398,584)	4,937,076

Capital Transactions:
Proceeds from shares issued	55,139,930	143,341,240
Cost of shares redeemed	(63,298,804)	(132,918,727)

Change in net assets resulting from capital transactions	(8,158,874)	10,422,513

Change in net assets	(8,557,458)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$22,073,352	$30,630,810

Accumulated net investment income (loss)	$(208,570)	$—

Share Transactions:
Issued	3,622,481	10,994,361
Redeemed	(4,142,630)	(10,458,167)

Change in shares	(520,149)	536,194

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.20)		5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.32)		4.90		(7.31)		(12.03)

Net Asset Value, End of Period	$15.24		$15.56		$10.66		$17.97

Total Return	(2.06	)%(c)	45.97%		(40.68)%		(40.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.93%		2.27%		2.10%
Net expenses(d)	1.83%		1.93%		1.98%		2.10%
Net investment income (loss)(d)	(1.57)%		(1.47)%		(1.77)%		(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$22,073		$30,631		$15,271		$15,410
Portfolio turnover rate(e)	216	%(c)	702%		1,208%		2,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.5%)
Alltel Corp.	8,062	$408,098
AT&T Corp.	20,850	305,036
AT&T Wireless Services, Inc.*	31,692	453,829
BellSouth Corp.	16,372	429,274
CenturyTel, Inc.	3,336	100,213
Cincinnati Bell, Inc.*	6,394	28,389
Citizens Communications Co.*	7,506	90,823
IDT Corp.*	278	5,012
IDT Corp.—Class B*	1,112	20,505
Level 3 Communications, Inc.*	16,402	58,227
Nextel Communications, Inc.—Class A*	17,256	460,045
Nextel Partners, Inc.—Class A*	1,112	17,703
NII Holdings, Inc.—Class B*	1,668	56,195
Qwest Communications International, Inc.*	38,642	138,725
SBC Communications, Inc.	87,570	2,123,573
Sprint Corp. (FON Group)	25,536	449,434
Telephone & Data Systems, Inc.	1,390	98,968
US Cellular Corp.*	278	10,717
Verizon Communications, Inc.	61,914	2,240,667
Western Wireless Corp.—Class A*	1,946	56,259
Wireless Facilities, Inc.*	1,390	13,664

TOTAL COMMON STOCKS (Cost $6,388,611)		7,565,356

TOTAL INVESTMENT SECURITIES (Cost $6,388,611)—79.5%		7,565,356
Net other assets (liabilities)—20.5%		1,947,581

NET ASSETS —100.0%		$9,512,937

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 07/24/04 (Underlying notional amount at value $2,003,359)	20,034	$(1,926)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $6,388,611)	$7,565,356
Dividends and interest receivable	8,421
Receivable for investments sold	2,035,370
Prepaid expenses	161

Total Assets	9,609,308

Liabilities:
Cash overdraft	3,693
Payable for capital shares redeemed	67,944
Unrealized depreciation on swap agreements	1,926
Advisory fees payable	5,743
Management services fees payable	1,149
Administration fees payable	249
Administrative services fees payable	3,829
Distribution fees payable	1,915
Other accrued expenses	9,923

Total Liabilities	96,371

Net Assets	$9,512,937

Net Assets consist of:
Capital	$12,807,751
Accumulated net investment income (loss)	270,011
Accumulated net realized gains (losses) on investments	(4,739,644)
Net unrealized appreciation (depreciation) on investments	1,174,819

Net Assets	$9,512,937

Shares of Beneficial Interest Outstanding	679,099

Net Asset Value (offering and redemption price per share)	$14.01

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$231,611
Interest	288

Total Investment Income	231,899

Expenses:
Advisory fees	48,291
Management services fees	9,658
Administration fees	1,787
Transfer agency and administrative service fees	35,734
Distribution fees	16,097
Custody fees	6,333
Fund accounting fees	4,437
Other fees	5,152

Total Expenses	127,489

Net Investment Income (Loss)	104,410

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(841,779)
Net realized gains (losses) on swap agreements	11,931
Change in net unrealized appreciation/depreciation on investments	203,368

Net Realized and Unrealized Gains (Losses) on Investments	(626,480)

Change in Net Assets Resulting from Operations	$(522,070)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$104,410	$165,601
Net realized gains (losses) on investments	(829,848)	(892,077)
Change in net unrealized appreciation/depreciation on investments	203,368	(157,393)

Change in net assets resulting from operations	(522,070)	(883,869)

Capital Transactions:
Proceeds from shares issued	52,782,569	84,049,515
Cost of shares redeemed	(50,236,010)	(92,472,931)

Change in net assets resulting from capital transactions	2,546,559	(8,423,416)

Change in net assets	2,024,489	(9,307,285)
Net Assets:
Beginning of period	7,488,448	16,795,733

End of period	$9,512,937	$7,488,448

Accumulated net investment income (loss)	$270,011	$165,601

Share Transactions:
Issued	3,669,362	6,502,112
Redeemed	(3,535,400)	(7,209,075)

Change in shares	133,962	(706,963)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74		$13.41	$21.57		$30.00

Investment Activities:
Net investment income (loss)	0.12	(b)	0.31 (b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments	0.15	(c)	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	0.27		0.33	(8.16)		(8.43)

Net Asset Value, End of Period	$14.01		$13.74	$13.41		$21.57

Total Return	1.97	%(d)	2.46%	(37.83)%		(28.10	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.06%	2.19%		2.17%
Net expenses(e)	1.98%		1.97%	1.98%		2.17%
Net investment income (loss)(e)	1.62%		2.40%	(0.72)%		(1.27)%
Supplemental Data:
Net assets, end of period (000’s)	$9,513		$7,488	$16,796		$4,150
Portfolio turnover rate(f)	584	%(d)	1,508%	1,290%		2,830	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
AES Corp.*	31,020	$308,029
AGL Resources, Inc.	3,055	88,748
Allegheny Energy, Inc.*	6,580	101,398
Alliant Energy Corp.	5,640	147,091
Ameren Corp.	9,400	403,824
American Electric Power, Inc.	20,445	654,240
Aqua America, Inc.	4,700	94,235
Aquilla, Inc.*	10,105	35,974
Atmos Energy Corp.	2,585	66,150
Avista Corp.	2,350	43,287
Black Hills Corp.	1,645	51,818
Calpine Corp.*	21,385	92,383
CenterPoint Energy, Inc.	13,865	159,448
Cinergy Corp.	8,695	330,410
CLECO Corp.	2,350	42,253
CMS Energy Corp.*	8,460	77,240
Consolidated Edison, Inc.	12,455	495,211
Constellation Energy Group, Inc.	8,695	329,541
Dominion Resources, Inc.	16,920	1,067,313
DPL, Inc.	4,935	95,838
DTE Energy Co.	8,930	362,022
Duke Energy Corp.	47,235	958,397
Duquesne Light Holdings, Inc.	3,995	77,143
Dynegy, Inc.—Class A*	14,570	62,068
Edison International	15,510	396,591
El Paso Electric Co.*	2,350	36,284
Energen Corp.	1,645	78,944
Energy East Corp.	7,520	182,360
Entergy Corp.	11,750	658,118
Equitable Resources, Inc.	3,290	170,126
Exelon Corp.	34,075	1,134,356
FirstEnergy Corp.	16,920	632,977
FPL Group, Inc.	8,695	556,045
Great Plains Energy, Inc.	3,760	111,672
Hawaiian Electric Industries, Inc.	4,230	110,403
IDACORP, Inc.	1,880	50,760
KeySpan Corp.	8,225	301,857
MDU Resources Group, Inc.	5,640	135,529
National Fuel Gas Co.	3,995	99,875
New Jersey Resources Corp.	1,410	58,628
NICOR, Inc.	2,350	79,830
NiSource, Inc.	13,630	281,051
Northeast Utilities System	6,580	128,113
Northwest Natural Gas Co.	1,410	43,005
NRG Energy, Inc.*	4,230	104,904
NSTAR	2,820	135,022
NUI Corp.	940	13,724
OGE Energy Corp.	4,465	113,724
ONEOK, Inc.	4,935	108,520
Peoples Energy Corp.	1,880	79,242
Pepco Holdings, Inc.	8,930	163,240
PG&E Corp.*	19,270	538,404
Piedmont Natural Gas Company, Inc.	1,880	80,276
Pinnacle West Capital Corp.	4,700	189,833
PNM Resources, Inc.	3,055	63,452
PPL Corp.	9,165	420,674
Progress Energy, Inc.	12,690	558,995
Public Service Enterprise Group, Inc.	12,220	489,167
Puget Energy, Inc.	5,170	113,275
Questar Corp.	4,230	163,447
Reliant Resources, Inc.*	14,335	155,248
SCANA Corp.	5,170	188,033
Sempra Energy	10,340	356,005
Sierra Pacific Resources*	6,110	47,108
Southern Co.	38,070	1,109,740
Southern Union Co.*	2,820	59,446
TECO Energy, Inc.	9,635	115,524
Texas Genco Holdings, Inc.	705	31,788
TXU Corp.	16,685	675,908
UGI Corp.	2,585	82,979
Unisource Energy Corp.	1,645	40,878
Vectren Corp.	3,995	100,235
Westar Energy, Inc.	4,465	88,898
WGL Holdings, Inc.	2,585	74,241
Wisconsin Energy Corp.	6,110	199,247
WPS Resources Corp.	1,880	87,138
Xcel Energy, Inc.	20,680	345,563

TOTAL COMMON STOCKS (Cost $14,061,637)		18,484,463

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$36,000	36,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES (Cost $14,097,637)—100.1%		18,520,463
Net other assets (liabilities)—(0.1)%		(24,706)

NET ASSETS—100.0%		$18,495,757

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $14,097,637)	$18,520,463
Cash	673
Dividends and interest receivable	30,741
Receivable for investments sold	314,507
Receivable for capital shares issued	38,404
Prepaid expenses	338

Total Assets	18,905,126

Liabilities:
Payable for capital shares redeemed	366,760
Advisory fees payable	11,472
Management services fees payable	2,295
Administration fees payable	495
Administrative services fees payable	7,658
Distribution fees payable	3,844
Other accrued expenses	16,845

Total Liabilities	409,369

Net Assets	$18,495,757

Net Assets consist of:
Capital	$22,250,092
Accumulated net investment income (loss)	588,289
Accumulated net realized gains (losses) on investments	(8,765,450)
Net unrealized appreciation (depreciation) on investments	4,422,826

Net Assets	$18,495,757

Shares of Beneficial Interest Outstanding	802,922

Net Asset Value (offering and redemption price per share)	$23.04

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$419,276
Interest	109

Total Investment Income	419,385

Expenses:
Advisory fees	81,903
Management services fees	16,381
Administration fees	3,252
Transfer agency and administrative service fees	60,140
Distribution fees	27,301
Custody fees	11,582
Fund accounting fees	7,264
Other fees	8,401

Total Expenses	216,224

Net Investment Income (Loss)	203,161

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	229,319
Change in net unrealized appreciation/depreciation on investments	260,550

Net Realized and Unrealized Gains (Losses) on Investments	489,869

Change in Net Assets Resulting from Operations	$693,030

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$203,161	$385,128
Net realized gains (losses) on investments	229,319	412,890
Change in net unrealized appreciation/depreciation on investments	260,550	2,293,378

Change in net assets resulting from operations	693,030	3,091,396

Distributions to Shareholders From:
Net investment income	—	(429,358)

Change in net assets resulting from distributions	—	(429,358)

Capital Transactions:
Proceeds from shares issued	98,301,181	206,037,746
Dividends reinvested	—	429,358
Cost of shares redeemed	(103,150,958)	(212,502,733)

Change in net assets resulting from capital transactions	(4,849,777)	(6,035,629)

Change in net assets	(4,156,747)	3,373,591
Net Assets:
Beginning of period	22,652,504	26,026,095

End of period	$18,495,757	$22,652,504

Accumulated net investment income (loss)	$588,289	$385,128

Share Transactions:
Issued	4,312,792	10,185,139
Reinvested	—	19,314
Redeemed	(4,521,997)	(10,578,387)

Change in shares	(209,205)	(373,934)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.38		$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)	0.21	(b)	0.40 (b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	0.45		3.61	(6.42)	(5.70)

Total income (loss) from investment activities	0.66		4.01	(5.91)	(5.31)

Distribution to Shareholders From:
Net investment income	—		(0.41)	—	—

Net Asset Value, End of Period	$23.04		$22.38	$18.78	$24.69

Total Return	2.95	%(c)	21.37%	(23.94)%	(17.70	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.06%	2.17%	2.05%
Net expenses(d)	1.98%		1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.86%		1.98%	2.31%	1.44%
Supplemental Data:
Net assets, end of period (000’s)	$18,496		$22,653	$26,026	$13,420
Portfolio turnover rate(e)	406	%(c)	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (38.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$4,063,000	$4,063,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	4,063,000	4,063,000
Federal National Mortgage Association, 0.90%, 07/01/04	4,063,000	4,063,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,189,000)		12,189,000

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds, 5.375%, 02/15/31	5,220,000	5,275,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,156,972)		5,275,463

Repurchase Agreements (25.5%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $4,062,113 (Collateralized by $4,135,000 various U.S. Government Securities, 3.01%, 06/26/06, market value $4,143,980)	4,062,000	4,062,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $4,063,102 (Collateralized by $4,147,750 U.S. Treasury Notes, 1.625%, 04/30/05, market value $4,145,313)	4,063,000	4,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,125,000)		8,125,000

TOTAL INVESTMENT SECURITIES (Cost $25,470,972)—80.5%		25,589,463
Net other assets (liabilities)—19.5%		6,212,135

NET ASSETS—100.0%		$31,801,598

	Contracts	Unrealized Appreciation (Depreciation)
Futures Purchased
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at Value $2,132,500)	20	12,753

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond Expiring 07/24/04 (Underlying notional amount at value $32,691,698)	32,348,000	467,042

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $17,345,972)	$17,464,463
Repurchase agreements, at cost	8,125,000

Total Investments	25,589,463
Segregated cash balances with brokers for futures contracts	28,767
Segregated cash balances with custodian for swap agreements	80
Interest receivable	105,815
Receivable for capital shares issued	5,676,296
Variation margin on futures contracts	11,533
Unrealized appreciation on swap agreements	467,042
Prepaid expenses	905

Total Assets	31,879,901

Liabilities:
Cash overdraft	5,974
Dividends payable	9,069
Advisory fees payable	13,417
Management services fees payable	4,025
Administration fees payable	864
Administrative services fees payable	13,423
Distribution fees payable	6,716
Other accrued expenses	24,815

Total Liabilities	78,303

Net Assets	$31,801,598

Net Assets consist of:
Capital	$39,624,939
Accumulated net investment income (loss)	(13,367)
Accumulated net realized gains (losses) on investments	(8,408,260)
Net unrealized appreciation (depreciation) on investments	598,286

Net Assets	$31,801,598

Shares of Beneficial Interest Outstanding	1,138,483

Net Asset Value (offering and redemption price per share)	$27.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$371,534

Expenses:
Advisory fees	103,087
Management services fees	30,927
Administration fees	6,135
Transfer agency and administrative service fees	114,088
Distribution fees	51,544
Custody fees	12,752
Fund accounting fees	13,184
Other fees	11,512

Total Expenses	343,229

Net Investment Income (Loss)	28,305

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(234,380)
Net realized gains (losses) on futures contracts	23,271
Net realized gains (losses) on swap agreements	(3,826,641)
Change in net unrealized appreciation/depreciation on investments	420,596

Net Realized and Unrealized Gains (Losses) on Investments	(3,617,154)

Change in Net Assets Resulting from Operations	$(3,588,849)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations :
Net investment income (loss)	$28,305	$96,653
Net realized gains (losses) on investments	(4,037,750)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	420,596	(324,317)

Change in net assets resulting from operations	(3,588,849)	(4,546,970)

Distributions to Shareholders From:
Net investment income	(41,672)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	—	(2,138,536)

Change in net assets resulting from distributions	(41,672)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	240,165,509	404,039,693
Dividends reinvested	38,927	6,187,569
Cost of shares redeemed	(241,548,731)	(487,634,510)

Change in net assets resulting from capital transactions	(1,344,295)	(77,407,248)

Change in net assets	(4,974,816)	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$31,801,598	$36,776,414

Accumulated net investment income (loss)	$(13,367)	$—

Share Transactions:
Issued	8,300,362	12,192,198
Reinvested	1,363	205,259
Redeemed	(8,446,533)	(14,776,028)

Change in shares	(144,808)	(2,378,571)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.90)	4.89

Total income (loss) from investment activities	(0.69)		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.04)		(0.06)	(0.89)
Net realized gains on investments	—		(3.23)	—
Return of capital	—		(1.33)	—

Total distributions	(0.04)		(4.62)	(0.89)

Net Asset Value, End of Period	$27.93		$28.66	$34.12

Total Return	(2.43	)%(c)	(2.55)%	16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.74%	1.71%
Net expenses(d)	1.67%		1.73%	1.71%
Net investment income (loss)(d)	0.14%		0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$31,802		$36,776	$124,928
Portfolio turnover rate(e)	366	%(c)	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2004
(Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (73.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,506,000	$6,506,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	6,506,000	6,506,000
Federal National Mortgage Association, 0.90%, 07/01/04	6,506,000	6,506,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,518,000)		19,518,000

Repurchase Agreements (48.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,181 (Collateralized by $6,622,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $6,636,381)	6,506,000	6,506,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $6,506,163 (Collateralized by $6,645,000 U.S. Treasury Notes, 1.63%, 04/30/05, market value $6,641,095)	6,506,000	6,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,012,000)		13,012,000

TOTAL INVESTMENT SECURITIES (Cost $32,530,000)—121.6%		32,530,000
Net other assets (liabilities)—(21.6)%		(5,781,605)

NET ASSETS—100.0%		$26,748,395

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $19,518,000)	$19,518,000
Repurchase agreements, at cost	13,012,000

Total Investments	32,530,000
Cash	946
Interest receivable	343
Receivable for capital shares issued	70,715
Prepaid expenses	746

Total Assets	32,602,750

Liabilities:
Payable for capital shares redeemed	5,803,824
Advisory fees payable	14,807
Management services fees payable	2,961
Administration fees payable	1,114
Administrative services fees payable	413
Distribution fees payable	15,106
Other accrued expenses	16,130

Total Liabilities	5,854,355

Net Assets	$26,748,395

Net Assets consist of:
Capital	$26,748,396
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$26,748,395

Shares of Beneficial Interest Outstanding	26,748,395

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$177,218

Expenses:
Advisory fees	143,119
Management services fees	28,624
Administration fees	4,520
Transfer agency and administrative service fees	9,212
Distribution fees	44,535
Custody fees	11,673
Fund accounting fees	9,573
Other fees	8,555

Total Gross Expenses before reductions	259,811
Less Expenses reduced by the Advisor	(75,219)
Less Expenses reduced by a Third Party	(16,309)

Total Net Expenses	168,283

Net Investment Income (Loss)	8,935

Change in Net Assets Resulting from Operations	$8,935

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,935	$83,805

Distributions to Shareholders From:
Net investment income	(8,935)	(83,805)

Change in net assets resulting from distributions	(8,935)	(83,805)

Capital Transactions:
Proceeds from shares issued	832,087,190	1,322,225,583
Dividends reinvested	8,935	83,805
Cost of shares redeemed	(851,133,241)	(1,345,702,885)

Change in net assets resulting from capital transactions	(19,037,116)	(23,393,497)

Change in net assets	(19,037,116)	(23,393,497)
Net Assets:
Beginning of period	45,785,511	69,179,008

End of period	$26,748,395	$45,785,511

Share Transactions:
Issued	832,087,190	1,322,225,583
Reinvested	8,935	83,805
Redeemed	(851,133,241)	(1,345,703,126)

Change in shares	(19,037,116)	(23,393,738)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	—	(b)	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	—	(b)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	0.02	%(c)	0.12%	0.21%	0.08	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.36%		1.43%	1.51%	1.60%
Net expenses(d)	0.88%		0.93%	1.32%	1.60%
Net investment income (loss)(d)	0.05%		0.12%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000’s)	$26,748		$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than a year.
(d)	Annualized for periods less than a year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ NationalMarket System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP (excluding U.S. Government Plus ProFund VP) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007
ProFund VP OTC	$27,011	$—	$—
ProFund VP Mid-Cap Value	22,991	22,653	—
ProFund VP Mid-Cap Growth	16,477	12,408	—
ProFund VP Small-Cap Value	35,305	39,355	—
ProFund VP Small-Cap Growth	20,779	11,298	—
ProFund VP Asia 30	2,486	—	—
ProFund VP Europe 30	21,392	—	—
ProFund VP Japan	2,285	—	—
ProFund VP UltraBull	78,953	86,758	—
ProFund VP UltraMid-Cap	25,730	23,577	—
ProFund VP UltraSmall-Cap	71,489	13,141	—
ProFund VP UltraOTC	57,524	15,761	—
ProFund VP Bear	39,311	—	—
ProFund VP Short Small-Cap	—	6,500	—
ProFund VP Short OTC	—	2,551	—
ProFund VP Banks	9,952	17,661	2,044
ProFund VP Basic Materials	6,747	5,479	—
ProFund VP Biotechnology	35,143	14,716	301
ProFund VP Consumer Cyclical	10,219	14,852	4,405
ProFund VP Consumer Non-Cyclical	8,221	13,147	720
ProFund VP Energy	34,061	16,395	—
ProFund VP Financial	37,969	14,901	—
ProFund VP Healthcare	35,804	12,012	—
ProFund VP Industrial	5,769	9,619	1,519
ProFund VP Internet	3,895	5,882	—
ProFund VP Pharmaceuticals	5,743	5,650	—
ProFund VP Precious Metals	—	742	—
ProFund VP Real Estate	52,569	10,737	—
ProFund VP Semiconductor	10,634	9,588	—
ProFund VP Technology	34,449	—	—
ProFund VP Telecommunications	14,827	6,096	—
ProFund VP Utilities	36,094	15,202	—
ProFund VP U.S. Government Plus	—	5,184	—
ProFund VP Rising Rates Opportunity	7,932	—	—
ProFund VP Money Market	—	7,448	75,219

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2004 were as follows:

	Purchases	Sales
ProFund VP Bull	$437,221,040	$280,863,378
ProFund VP Small-Cap	85,545,302	105,548,409
ProFund VP OTC	480,948,095	447,238,726
ProFund VP Mid-Cap Value	347,435,002	279,260,392
ProFund VP Mid-Cap Growth	228,253,941	220,279,770
ProFund VP Small-Cap Value	577,015,763	586,814,904
ProFund VP Small-Cap Growth	666,051,315	694,775,433
ProFund VP Asia 30	80,684,110	94,316,826
ProFund VP Europe 30	291,827,902	297,437,170
ProFund VP UltraBull	303,767,110	261,232,484
ProFund VP UltraMid-Cap	145,613,119	114,030,669
ProFund VP UltraSmall-Cap	136,743,458	139,428,893
ProFund VP UltraOTC	281,267,562	245,107,546
ProFund VP Banks	76,786,688	69,804,038
ProFund VP Basic Materials	100,775,948	122,504,311
ProFund VP Biotechnology	77,321,460	69,813,101
ProFund VP Consumer Cyclical	46,747,769	28,858,383
ProFund VP Consumer Non-Cyclical	185,116,071	159,548,888
ProFund VP Energy	213,932,200	177,262,118
ProFund VP Financial	96,465,586	92,874,909
ProFund VP Healthcare	157,733,769	138,585,661
ProFund VP Industrial	77,559,451	52,817,597
ProFund VP Internet	95,486,708	71,266,947
ProFund VP Pharmaceuticals	70,297,441	69,734,154
ProFund VP Real Estate	400,083,932	385,872,321
ProFund VP Semiconductor	61,468,935	65,306,098
ProFund VP Technology	55,611,572	63,959,612
ProFund VP Telecommunications	56,856,641	54,497,134
ProFund VP Utilities	97,553,474	102,312,625

ProFund VP U.S. Government Plus*	33,424,658	34,210,975

*	ProFund VP U.S. Government Plus represents U.S. government securities.

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

			Expires 2010	Expires 2011	Total
ProFund VP Bear			$—	$24,085,413	$24,085,413
ProFund VP Short Small-Cap			678,535	774,872	1,453,407
ProFund VP Short OTC			—	15,295,243	15,295,243
ProFund VP Healthcare			—	1,381,236	1,381,236
ProFund VP Pharmaceuticals			—	707,889	707,889
ProFund VP U.S. Government Plus			—	1,671,792	1,671,792
ProFund VP Rising Rates Opportunity			—	1,935,661	1,935,661

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$2,570,146	$4,451,729
ProFund VP OTC	—	3,644,776	15,941,603	1,424,903	21,011,282
ProFund VP Mid-Cap Value	—	—	204,315	2,003,823	2,208,138
ProFund VP Small-Cap Value	—	—	109,696	855,796	965,492
ProFund VP Asia 30	—	—	27,986	341,394	369,380
ProFund VP Europe 30	7,828,365	10,516,081	5,807,241	3,450,241	27,601,928
ProFund VP Japan	—	—	620,589	92,208	712,797
ProFund VP UltraBull	—	8,540,781	4,956,130	1,935,011	15,431,922
ProFund VP UltraMid-Cap	—	—	2,140,603	309,480	2,450,083
ProFund VP UltraSmall-Cap	7,664,872	1,543,341	1,543,341	567,511	11,319,065
ProFund VP UltraOTC	10,256,665	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,611,372	—	4,317,522	5,928,894
ProFund VP Short OTC	—	—	2,768,700	4,652,572	7,421,272
ProFund VP Banks	—	—	1,338,047	558,959	1,897,006
ProFund VP Basic Materials	—	—	878,920	125,560	1,004,480
ProFund VP Biotechnology	—	—	9,456,349	1,350,907	10,807,256
ProFund VP Consumer Cyclical	—	—	1,163,216	40,662	1,203,878
ProFund VP Consumer Non-Cyclical	—	—	1,055,432	150,776	1,206,208
ProFund VP Energy	—	1,407,170	2,141,711	506,983	4,055,864
ProFund VP Financial	—	58,139	3,181,447	900,139	4,139,725
ProFund VP Healthcare	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Industrial	—	—	270,507	44,059	314,566
ProFund VP Pharmaceuticals	—	—	—	781,716	781,716
ProFund VP Precious Metals	—	—	5,473,596	794,536	6,268,132
ProFund VP Real Estate	—	1,884,982	2,428,236	616,174	4,929,392
ProFund VP Semiconductor	—	—	1,540,466	220,307	1,760,773
ProFund VP Technology	—	1,358,736	2,609,011	186,109	4,153,856
ProFund VP Telecommunications	—	2,176,462	494,206	381,524	3,052,192
ProFund VP Utilities	—	2,100,378	3,019,373	731,393	5,851,144
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617
ProFund VP Money Market	—	—	1	—	1

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$395,600,928	$13,994,694	$(1,486,457)	$12,508,237
ProFund VP Small-Cap	114,015,662	3,740,600	(487,614)	3,252,986
ProFund VP OTC	174,027,622	1,153,066	(538,086)	614,980
ProFund VP Mid-Cap Value	120,508,596	4,495,673	(276,885)	4,218,788
ProFund VP Mid-Cap Growth	53,102,946	1,540,705	(587,827)	952,878
ProFund VP Small-Cap Value	137,557,652	856,200	(514,860)	341,340
ProFund VP Small-Cap Growth	120,701,550	3,882,379	(502,865)	3,379,514
ProFund VP Asia 30	28,535,727	1,851,370	(520,427)	1,330,943
ProFund VP Europe 30	131,213,634	6,120,977	(1,137,717)	4,983,260
ProFund VP Japan	43,145,090	44,410	—	44,410
ProFund VP UltraBull	115,080,700	(1,114,159)	(260,324)	(1,374,483)
ProFund VP UltraMid-Cap	76,924,624	2,034,451	(300,212)	1,734,239
ProFund VP UltraSmall-Cap	97,227,874	(33,577)	(425,792)	(459,369)
ProFund VP UltraOTC	151,354,218	(43,876,872)	(148,965)	(44,025,837)
ProFund VP Bear	47,152,120	319	(5,179)	(4,860)
ProFund VP Short Small-Cap	121,255	(187)	—	(187)
ProFund VP Short OTC	27,151,900	615,568	(616,928)	(1,360)
ProFund VP Banks	12,678,566	1,001,441	(691,635)	309,806
ProFund VP Basic Materials	27,296,421	238,518	(18,379)	220,139
ProFund VP Biotechnology	20,019,178	629,905	(22,587)	607,318
ProFund VP Consumer Cyclical	5,059,129	244,321	(47,328)	196,993
ProFund VP Consumer Non-Cyclical	28,342,419	461,944	(102,206)	359,738
ProFund VP Energy	78,100,994	1,219,623	(47,460)	1,172,163
ProFund VP Financial	23,626,426	1,749,924	(39,899)	1,710,025
ProFund VP Healthcare	44,352,582	942,802	(372,211)	570,591
ProFund VP Industrial	36,523,943	1,816,984	(74,268)	1,742,716
ProFund VP Internet	34,939,792	6,159,231	(103,928)	6,055,303
ProFund VP Pharmaceuticals	9,227,142	(487,487)	(83,702)	(571,189)
ProFund VP Precious Metals	43,985,000	—	—	—
ProFund VP Real Estate	47,171,154	1,752,082	(6,064)	1,746,018
ProFund VP Semiconductor	9,061,667	483,052	(6,621)	476,431
ProFund VP Technology	22,526,426	(181,963)	(29,908)	(211,871)
ProFund VP Telecommunications	8,587,462	(996,235)	(25,871)	(1,022,106)
ProFund VP Utilities	17,977,421	549,463	(6,421)	543,042
ProFund VP U.S. Government Plus	25,646,508	(57,045)	—	(57,045)
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)
ProFund VP Money Market	32,530,000	—	—	—

This Page Intentionally Left Blank

ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

CLASSIC PROFUNDS VP

Bull
OTC
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

ULTRA PROFUNDS VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC

INVERSE PROFUNDS VP

Bear
Short OTC

SECTOR PROFUNDS VP

Banks
Basic Materials
Biotechnology
Consumer Cyclical
Consumer Non-Cyclical
Energy
Financial
Healthcare
Industrial
Internet
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity

>	Semiannual Report
June 30, 2004

>	Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull
9	ProFund VP OTC
14	ProFund VP Mid-Cap Value
20	ProFund VP Mid-Cap Growth
26	ProFund VP Small-Cap Value
33	ProFund VP Small-Cap Growth
39	ProFund VP Asia 30
43	ProFund VP Europe 30
47	ProFund VP Japan
51	ProFund VP UltraBull
60	ProFund VP UltraMid-Cap
68	ProFund VP UltraSmall-Cap
79	ProFund VP UltraOTC
84	ProFund VP Bear
88	ProFund VP Short OTC
92	ProFund VP Banks
97	ProFund VP Basic Materials
101	ProFund VP Biotechnology
105	ProFund VP Consumer Cyclical
109	ProFund VP Consumer Non-Cyclical
113	ProFund VP Energy
117	ProFund VP Financial
121	ProFund VP Healthcare
125	ProFund VP Industrial
129	ProFund VP Internet
133	ProFund VP Pharmaceuticals
137	ProFund VP Precious Metals
141	ProFund VP Real Estate
145	ProFund VP Semiconductor
149	ProFund VP Technology
153	ProFund VP Telecommunications
157	ProFund VP Utilities
161	ProFund VP U.S. Government Plus
165	ProFund VP Rising Rates Opportunity

169	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Investor:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2004.

The first half of the year was marked by course reversals in the markets and conflicting assessments of the economy’s vitality.

The stock market, considered a leading indicator of future economic activity, confirmed investor skepticism about prospects for recovery. The S&P 500® and the NASDAQ-100® Index lost their momentum after chalking up robust returns of 4.32% and 5.85% respectively, within the first six weeks of the year. By June 30, the returns had dwindled to 3.44% and 3.41% respectively, above year-end levels.

Despite the tentative market climate, Federal Reserve Chairman Alan Greenspan weighed in with his view that the recovery had gained traction and was becoming self-sustaining. The Fed raised the short-term federal funds rate a quarter of a percentage point to 1.25% on June 30, the first rate hike in more than four years.

Even before the Fed rate hike, long-term interest rates had begun to climb amid signs of economic improvement. The yield on the 30-year U.S. Treasury bond (the Long Bond) rose to 5.31% on June 30 from 5.08% at year end, for a –0.82% return.

Over the six month period ending on June 30, ProFunds VP indexed mutual funds achieved a high correlation to their benchmark index or security.

Michael L. Sapir – Chairman

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully. And thank you for your continued confidence and investment in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman

i

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PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.5%)
3M Co.	23,798	$2,142,059
Abbott Laboratories	47,433	1,933,369
ACE, Ltd.	8,639	365,257
ADC Telecommunications, Inc.*	24,613	69,901
Adobe Systems, Inc.	7,172	333,498
Advanced Micro Devices, Inc.*	10,758	171,052
AES Corp.*	19,397	192,612
Aetna, Inc.	4,564	387,940
Affiliated Computer Services, Inc.—Class A*	4,075	215,731
AFLAC, Inc.	15,485	631,943
Agilent Technologies, Inc.*	14,670	429,538
Air Products & Chemicals, Inc.	6,846	359,073
Alberto-Culver Co.—Class B	2,816	141,194
Albertson’s, Inc.	11,247	298,495
Alcoa, Inc.	26,406	872,190
Allegheny Energy, Inc.*	3,912	60,284
Allegheny Technologies, Inc.	2,445	44,132
Allergan, Inc.	3,912	350,202
Allied Waste Industries, Inc.*	9,617	126,752
Allstate Corp.	21,353	993,982
Alltel Corp.	9,291	470,310
Altera Corp.*	11,410	253,530
Altria Group, Inc.	62,266	3,116,413
Ambac Financial Group, Inc.	3,260	239,414
Amerada Hess Corp.	2,771	219,435
Ameren Corp.	5,542	238,084
American Electric Power, Inc.	12,062	385,984
American Express Co.	38,794	1,993,236
American Greetings Corp.—Class A*	1,755	40,681
American International Group, Inc.	79,218	5,646,660
American Power Conversion Corp.	6,031	118,509
American Standard Cos.*	6,520	262,821
AmerisourceBergen Corp.	3,423	204,627
Amgen, Inc.*	38,631	2,108,094
AmSouth Bancorp	10,758	274,006
Anadarko Petroleum Corp.	7,661	448,935
Analog Devices, Inc.	11,410	537,183
Andrew Corp.*	4,890	97,849
Anheuser-Busch Companies, Inc.	24,450	1,320,300
Anthem, Inc.*	4,238	379,555
AON Corp.	9,617	273,796
Apache Corp.	9,943	433,018
Apartment Investment & Management Co.—Class AREIT	2,934	91,335
Apollo Group, Inc.—Class A*	5,379	474,912
Apple Computer, Inc.*	11,573	376,585
Applera Corp.—Applied Biosystems Group	6,194	134,720
Applied Materials, Inc.*	51,182	1,004,191
Applied Micro Circuits Corp.*	9,454	50,295
Archer-Daniels-Midland Co.	19,723	330,952
Ashland, Inc.	2,119	111,904
AT&T Corp.	24,124	352,934
AT&T Wireless Services, Inc.*	82,804	1,185,753
Autodesk, Inc.	3,423	146,539
Automatic Data Processing, Inc.	17,930	750,908
AutoNation, Inc.*	8,150	139,365
AutoZone, Inc.*	2,445	195,845
Avaya, Inc.*	13,529	213,623
Avery Dennison Corp.	3,423	219,106
Avon Products, Inc.	14,344	661,832
Baker Hughes, Inc.	10,106	380,491
Ball Corp.	1,793	129,186
Bank of America Corp.	62,436	5,283,334
Bank of New York Company, Inc.	23,635	696,760
Bank One Corp.	34,067	1,737,417
Bard (C.R.), Inc.	3,097	175,445
Bausch & Lomb, Inc.	1,630	106,064
Baxter International, Inc.	18,582	641,265
BB&T Corp.	17,115	632,742
Bear Stearns Cos., Inc.	3,260	274,851
Becton, Dickinson & Co.	7,661	396,840
Bed Bath & Beyond, Inc.*	9,128	350,972
BellSouth Corp.	55,746	1,461,660
Bemis Company, Inc.	3,260	92,095
Best Buy Co., Inc.	9,780	496,237
Big Lots, Inc.*	3,423	49,497
Biogen Idec, Inc.*	10,292	650,969
Biomet, Inc.	7,661	340,455
BJ Services Co.*	4,890	224,158
Black & Decker Corp.	2,445	151,908
Block H & R, Inc.	5,379	256,471
BMC Software, Inc.*	6,846	126,651
Boeing Co.	25,591	1,307,444
Boise Cascade Corp.	2,608	98,165
Boston Scientific Corp.*	25,428	1,088,318
Bristol-Myers Squibb Co.	59,006	1,445,647
Broadcom Corp.—Class A*	9,617	449,787
Brown-Forman Corp.	3,854	186,033
Brunswick Corp.	2,934	119,707
Burlington Northern Santa Fe Corp.	11,247	394,432
Burlington Resources, Inc.	12,062	436,403
Calpine Corp.*	12,714	54,924
Campbell Soup Co.	12,551	337,371
Capital One Financial Corp.	7,335	501,567
Cardinal Health, Inc.	13,040	913,452
Caremark Rx, Inc.*	13,855	456,384
Carnival Corp.	19,234	903,998
Caterpillar, Inc.	10,432	828,718
Cendant Corp.	30,970	758,146
CenterPoint Energy, Inc.	9,291	106,847
Centex Corp.	3,749	171,517
CenturyTel, Inc.	4,238	127,310
Charter One Financial, Inc.	6,846	302,525
ChevronTexaco Corp.	32,437	3,052,645
Chiron Corp.*	5,705	254,671
Chubb Corp.	5,705	388,967
CIENA Corp.*	17,278	64,274
CIGNA Corp.	4,238	291,617
Cincinnati Financial Corp.	5,260	228,915
Cinergy Corp.	5,542	210,596
Cintas Corp.	5,216	248,647
Circuit City Stores, Inc.	6,031	78,101
Cisco Systems, Inc.*	205,380	4,867,505
Citigroup, Inc.	157,132	7,306,638
Citizens Communications Co.*	8,802	106,504
Citrix Systems, Inc.*	5,216	106,198
Clear Channel Communications, Inc.	18,582	686,605
Clorox Co.	6,520	350,646

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
CMS Energy Corp.*	4,890	$44,646
Coca-Cola Co.	74,002	3,735,620
Coca-Cola Enterprises, Inc.	14,344	415,833
Colgate-Palmolive Co.	16,137	943,208
Comcast Corp.—Special Class A*	68,134	1,909,796
Comerica, Inc.	5,216	286,254
Computer Associates International, Inc.	17,767	498,542
Computer Sciences Corp.*	5,705	264,883
Compuware Corp.*	11,736	77,458
Comverse Technology, Inc.*	5,868	117,008
ConAgra Foods, Inc.	15,974	432,576
ConocoPhillips	20,864	1,591,715
Consolidated Edison, Inc.	7,335	291,640
Constellation Energy Group, Inc.	5,053	191,509
Convergys Corp.*	4,401	67,775
Cooper Industries, Ltd.—Class A	2,771	164,625
Cooper Tire & Rubber Co.	2,282	52,486
Coors (Adolph) Co.—Class B	1,141	82,540
Corning, Inc.*	41,728	544,968
Costco Wholesale Corp.	14,018	575,719
Countrywide Credit Industries, Inc.	8,596	603,869
Crane Co.	1,793	56,282
CSX Corp.	6,520	213,660
Cummins, Inc.	1,304	81,500
CVS Corp.	12,062	506,845
Dana Corp.	4,564	89,454
Danaher Corp.	9,291	481,738
Darden Restaurants, Inc.	4,890	100,490
Deere & Co.	7,498	525,910
Dell, Inc.*	76,610	2,744,170
Delphi Automotive Systems Corp.	16,952	181,047
Delta Air Lines, Inc.*	3,749	26,693
Deluxe Corp.	1,467	63,815
Devon Energy Corp.	7,335	484,110
Dillard’s, Inc.—Class A	2,608	58,158
Dollar General Corp.	9,943	194,485
Dominion Resources, Inc.	9,943	627,204
Donnelley (R.R.) & Sons Co.	6,520	215,290
Dover Corp.	6,194	260,767
Dow Chemical Co.	28,362	1,154,333
Dow Jones & Company, Inc.	2,445	110,270
DTE Energy Co.	5,216	211,457
Du Pont (E.I.) de Nemours	30,318	1,346,725
Duke Energy Corp.	27,873	565,543
Dynegy, Inc.—Class A*	11,573	49,301
E*TRADE Group, Inc.*	11,084	123,587
Eagle Materials Class A	52	3,693
Eagle Materials Class B	175	12,119
Eastman Chemical Co.	2,282	105,497
Eastman Kodak Co.	8,639	233,080
Eaton Corp.	4,564	295,473
eBay, Inc.*	20,049	1,843,506
Ecolab, Inc.	7,824	248,021
Edison International	9,943	254,243
El Paso Corp.	19,397	152,848
Electronic Arts, Inc.*	9,128	497,932
Electronic Data Systems Corp.	14,670	280,931
Eli Lilly & Co.	34,230	2,393,019
EMC Corp.*	74,165	845,481
Emerson Electric Co.	12,877	818,334
Engelhard Corp.	3,749	121,130
Entergy Corp.	7,009	392,574
EOG Resources, Inc.	3,586	214,120
Equifax, Inc.	4,238	104,891
Equity Office Properties TrustREIT	12,225	332,520
Equity Residential Properties TrustREIT	8,476	251,991
Exelon Corp.	20,049	667,430
Express Scripts, Inc.—Class A*	2,445	193,717
Exxon Mobil Corp.	198,697	8,824,133
Family Dollar Stores, Inc.	5,216	158,671
Fannie Mae	29,503	2,105,334
Federated Department Stores, Inc.	5,542	272,112
Federated Investors, Inc.—Class B	3,260	98,908
FedEx Corp.	9,128	745,666
Fifth Third Bancorp	17,115	920,445
First Data Corp.	27,274	1,214,238
First Horizon National Corp.	3,749	170,467
FirstEnergy Corp.	9,943	371,968
Fiserv, Inc.*	5,868	228,207
Fluor Corp.	2,445	116,553
Ford Motor Co.	55,583	869,874
Forest Laboratories, Inc.*	11,247	636,918
Fortune Brands, Inc.	4,401	331,967
FPL Group, Inc.	5,542	354,411
Franklin Resources, Inc.	7,661	383,663
Freddie Mac	20,864	1,320,691
Freeport-McMoRan Copper & Gold, Inc.—Class B	5,379	178,314
Gannett Co., Inc.	8,313	705,358
Gap, Inc.	27,384	664,062
Gateway, Inc.*	11,247	50,612
General Dynamics Corp.	6,031	598,878
General Electric Co.	320,621	10,388,121
General Mills, Inc.	11,410	542,317
General Motors Corp.	17,115	797,388
Genuine Parts Co.	5,379	213,438
Genzyme Corp.—General Division*	6,846	324,021
Georgia Pacific Corp.	7,824	289,332
Gilead Sciences, Inc.*	6,357	425,919
Gillette Co.	30,481	1,292,394
Golden West Financial Corp.	4,564	485,381
Goodrich Corp.	3,586	115,935
Goodyear Tire & Rubber Co.*	5,379	48,895
Grainger (W.W.), Inc.	2,771	159,333
Great Lakes Chemical Corp.	1,467	39,697
Guidant Corp.	9,454	528,290
Halliburton Co.	13,366	404,455
Harley-Davidson, Inc.	8,965	555,292
Harrah’s Entertainment, Inc.	3,423	185,184
Hartford Financial Services Group, Inc.	8,802	605,049
Hasbro, Inc.	5,379	102,201
HCA, Inc.	14,833	616,905
Health Management Associates, Inc.—Class A	7,335	164,451
Heinz (H.J.) Co.	10,758	421,714
Hercules, Inc.*	3,260	39,739
Hershey Foods Corp.	7,824	362,016
Hewlett-Packard Co.	92,584	1,953,522
Hilton Hotels Corp.	11,573	215,952
Home Depot, Inc.	67,482	2,375,366

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Honeywell International, Inc.	26,080	$955,310
Hospira, Inc.*	4,795	132,328
Humana, Inc.*	4,890	82,641
Huntington Bancshares, Inc.	7,009	160,506
Illinois Tool Works, Inc.	9,454	906,544
IMS Health, Inc.	7,172	168,112
Ingersoll-Rand Co.—Class A	5,216	356,305
Intel Corp.	196,415	5,421,054
International Business Machines Corp.	51,182	4,511,694
International Flavors & Fragrances, Inc.	2,934	109,732
International Game Technology	10,595	408,967
International Paper Co.	14,670	655,748
Interpublic Group of Cos., Inc.*	12,714	174,563
Intuit, Inc.*	5,868	226,387
ITT Industries, Inc.	2,771	229,993
J.P. Morgan Chase & Co.	63,244	2,451,970
Jabil Circuit, Inc.*	6,031	151,861
Janus Capital Group, Inc.	7,335	120,954
JDS Uniphase Corp.*	43,684	165,562
Jefferson-Pilot Corp.	4,238	215,290
Johnson & Johnson	90,139	5,020,743
Johnson Controls, Inc.	5,705	304,534
Jones Apparel Group, Inc.	3,912	154,446
KB Home	1,467	100,680
Kellogg Co.	12,551	525,259
Kerr-McGee Corp.	3,097	166,526
KeyCorp	12,388	370,277
KeySpan Corp.	4,890	179,463
Kimberly-Clark Corp.	15,159	998,675
Kinder Morgan, Inc.	3,749	222,278
King Pharmaceuticals, Inc.*	7,335	83,986
KLA-Tencor Corp.*	6,031	297,811
Knight Ridder, Inc.	2,445	176,040
Kohls Corp.*	10,432	441,065
Kroger Co.*	22,494	409,391
Leggett & Platt, Inc.	5,868	156,735
Lexmark International Group, Inc.*	3,912	377,625
Limited, Inc.	14,344	268,233
Lincoln National Corp.	5,379	254,158
Linear Technology Corp.	9,454	373,149
Liz Claiborne, Inc.	3,423	123,160
Lockheed Martin Corp.	13,440	699,955
Loews Corp.	5,705	342,072
Louisiana-Pacific Corp.	3,260	77,099
Lowe’s Cos., Inc.	23,961	1,259,151
LSI Logic Corp.*	11,573	88,186
Lucent Technologies, Inc.*	130,237	492,296
M&T Bank Corp.	3,586	313,058
Manor Care, Inc.	2,771	90,556
Manulife Financial Corp.	8,996	364,338
Marathon Oil Corp.	10,432	394,747
Marriott International, Inc.—Class A	6,846	341,479
Marsh & McLennan Companies, Inc.	15,974	724,900
Marshall & Ilsley Corp.	6,683	261,238
Masco Corp.	13,366	416,752
Mattel, Inc.	12,877	235,005
Maxim Integrated Products, Inc.	9,780	512,668
May Department Stores Co.	8,802	241,967
Maytag Corp.	2,445	59,927
MBIA, Inc.	4,401	251,385
MBNA Corp.	38,794	1,000,497
McCormick & Co., Inc.	4,238	144,092
McDonald’s Corp.	38,305	995,930
McGraw-Hill Companies, Inc.	5,868	449,313
McKesson Corp.	8,965	307,768
MeadWestvaco Corp.	6,194	182,042
Medco Health Solutions, Inc.*	8,313	311,738
MedImmune, Inc.*	7,498	175,453
Medtronic, Inc.	36,838	1,794,747
Mellon Financial Corp.	12,877	377,682
Merck & Co., Inc.	67,482	3,205,395
Mercury Interactive Corp.*	2,771	138,079
Meredith Corp.	1,467	80,626
Merrill Lynch & Co., Inc.	1,936	104,505
MetLife, Inc.	22,983	823,941
MGIC Investment Corp.	2,934	222,573
Micron Technology, Inc.*	18,582	284,490
Microsoft Corp.	327,956	9,366,423
Millipore Corp.*	1,467	82,695
Molex, Inc.	5,705	183,016
Monsanto Co.	7,987	307,500
Monster Worldwide, Inc.*	3,586	92,232
Moody’s Corp.	4,564	295,108
Morgan Stanley Dean Witter & Co.	33,415	1,763,310
Motorola, Inc.	71,231	1,299,966
Mylan Laboratories, Inc.	8,150	165,038
Nabors Industries, Ltd.*	4,564	206,384
National City Corp.	18,908	661,969
National Semiconductor Corp.*	10,921	240,153
Navistar International Corp.*	2,119	82,132
NCR Corp.*	2,934	145,497
Network Appliance, Inc.*	10,595	228,110
New York Times Co.—Class A	4,564	204,056
Newell Rubbermaid, Inc.	8,313	195,356
Newmont Mining Corp.	13,529	524,384
Nextel Communications, Inc.—Class A*	33,741	899,535
NICOR, Inc.	1,304	44,297
Nike, Inc.—Class B	7,987	605,015
NiSource, Inc.	7,987	164,692
Noble Corp.*	4,075	154,402
Nordstrom, Inc.	4,238	180,581
Norfolk Southern Corp.	11,899	315,561
North Fork Bancorp, Inc.	5,216	198,469
Northern Trust Corp.	6,683	282,557
Northrop Grumman Corp.	10,758	577,705
Novell, Inc.*	11,736	98,465
Novellus Systems, Inc.*	4,564	143,492
Nucor Corp.	2,445	187,678
NVIDIA Corp.*	5,053	103,587
Occidental Petroleum Corp.	11,899	576,031
Office Depot, Inc.*	9,454	169,321
Omnicom Group	5,705	432,953
Oracle Corp.*	157,784	1,882,363
PACCAR, Inc.	5,379	311,928
Pactiv Corp.*	4,727	117,891
Pall Corp.	3,749	98,186
Parametric Technology Corp.*	8,150	40,750
Parker Hannifin Corp.	3,586	213,224
Paychex, Inc.	11,410	386,571
Penney (J.C.) Co.	8,639	326,209

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Peoples Energy Corp.	1,141	$48,093
PeopleSoft, Inc.*	11,084	205,054
PepsiCo, Inc.	51,834	2,792,816
PerkinElmer, Inc.	3,912	78,396
Pfizer, Inc.	231,786	7,945,624
PG&E Corp.*	12,714	355,229
Phelps Dodge Corp.	2,771	214,780
Pinnacle West Capital Corp.	2,771	111,921
Piper Jaffray*	303	13,705
Pitney Bowes, Inc.	7,009	310,148
Plum Creek Timber Company, Inc.	5,542	180,558
PMC-Sierra, Inc.*	5,379	77,189
PNC Financial Services Group	8,639	458,558
Power-One, Inc.*	2,608	28,636
PPG Industries, Inc.	5,216	325,948
PPL Corp.	5,379	246,896
Praxair, Inc.	9,943	396,825
Principal Financial Group, Inc.	9,617	334,479
Procter & Gamble Co.	78,240	4,259,386
Progress Energy, Inc.	7,498	330,287
Progressive Corp.	6,683	570,060
Prologis TrustREIT	5,542	182,443
Providian Financial Corp.*	8,802	129,125
Prudential Financial, Inc.	15,974	742,312
Public Service Enterprise Group, Inc.	7,172	287,095
Pulte Homes, Inc.	3,912	203,541
QLogic Corp.*	2,771	73,681
Qualcomm, Inc.	24,613	1,796,257
Quest Diagnostics, Inc.	3,097	263,090
Qwest Communications International, Inc.*	54,279	194,862
R.J. Reynolds Tobacco Holdings	2,608	176,275
RadioShack Corp.	4,890	140,001
Raytheon Co.	13,529	483,932
Reebok International, Ltd.	1,793	64,512
Regions Financial Corp.	6,683	244,264
Robert Half International, Inc.	5,216	155,280
Rockwell Collins, Inc.	5,379	179,228
Rockwell International Corp.	5,705	213,995
Rohm & Haas Co.	6,846	284,657
Rowan Companies, Inc.*	3,260	79,316
Ryder System, Inc.	1,956	78,377
Sabre Holdings Corp.	4,238	117,435
SAFECO Corp.	4,238	186,472
Safeway, Inc.*	13,529	342,825
Sanmina-SCI Corp.*	15,811	143,880
Sara Lee Corp.	23,961	550,863
SBC Communications, Inc.	100,571	2,438,847
Schering-Plough Corp.	44,662	825,354
Schlumberger, Ltd.	17,930	1,138,734
Schwab (Charles) Corp.	41,402	397,873
Scientific-Atlanta, Inc.	4,727	163,082
Sealed Air Corp.*	2,608	138,928
Sears, Roebuck & Co.	6,520	246,195
Sempra Energy	7,009	241,320
Sherwin-Williams Co.	4,401	182,862
Siebel Systems, Inc.*	15,322	163,639
Sigma-Aldrich Corp.	2,119	126,314
Simon Property Group, Inc.REIT	6,357	326,877
SLM Corp.	13,366	540,655
Snap-on, Inc.	1,793	60,155
Solectron Corp.*	29,177	188,775
Southern Co.	22,331	650,948
SouthTrust Corp.	9,943	385,888
Southwest Airlines Co.	23,961	401,826
Sovereign Bancorp, Inc.	9,128	201,729
Sprint Corp. (FON Group)	43,417	764,130
St. Jude Medical, Inc.*	5,379	406,921
St. Paul Companies, Inc.	20,212	819,394
Stanley Works	2,445	111,443
Staples, Inc.	15,159	444,310
Starbucks Corp.*	12,062	524,456
Starwood Hotels & Resorts Worldwide, Inc.	6,357	285,111
State Street Corp.	10,269	503,592
Stryker Corp.	12,225	672,375
Sun Microsystems, Inc.*	101,060	438,600
SunGard Data Systems, Inc.*	8,802	228,852
Sunoco, Inc.	2,282	145,181
SunTrust Banks, Inc.	8,639	561,449
SuperValu, Inc.	4,075	124,736
Symantec Corp.*	9,454	413,896
Symbol Technologies, Inc.	7,172	105,715
Synovus Financial Corp.	9,291	235,248
Sysco Corp.	19,397	695,771
T. Rowe Price Group, Inc.	3,912	197,165
Target Corp.	27,710	1,176,844
TECO Energy, Inc.	5,705	68,403
Tektronix, Inc.	2,608	88,724
Tellabs, Inc.*	12,551	109,696
Temple-Inland, Inc.	1,630	112,878
Tenet Healthcare Corp.*	14,181	190,167
Teradyne, Inc.*	5,868	133,204
Texas Instruments, Inc.	52,649	1,273,053
Textron, Inc.	4,238	251,525
The Pepsi Bottling Group, Inc.	7,824	238,945
Thermo Electron Corp.*	5,053	155,329
Thomas & Betts Corp.	1,793	48,823
Tiffany & Co.	4,401	162,177
Time Warner, Inc.*	138,550	2,435,710
TJX Companies, Inc.	14,996	362,003
Torchmark Corp.	3,423	184,157
Toys R Us, Inc.*	6,520	104,190
Transocean Sedco Forex, Inc.*	9,780	283,033
Tribune Co.	9,943	452,804
TXU Corp.	9,780	396,188
Tyco International, Ltd.	60,962	2,020,281
U.S. Bancorp	57,539	1,585,775
Union Pacific Corp.	7,824	465,137
Union Planters Corp.	5,705	170,066
Unisys Corp.*	10,106	140,271
United Parcel Service, Inc.—Class B	34,230	2,573,070
United States Steel Corp.	3,423	120,216
United Technologies Corp.	15,648	1,431,480
UnitedHealth Group, Inc.	18,745	1,166,877
Univision Communications, Inc.—Class A*	9,780	312,275
Unocal Corp.	7,987	303,506
UnumProvident Corp.	8,965	142,544
UST, Inc.	5,053	181,908
Valero Energy Corp.	3,912	288,549
Veritas Software Corp.*	13,040	361,208
Verizon Communications, Inc.	84,108	3,043,868
VF Corp.	3,260	158,762
Viacom, Inc.—Class B	52,649	1,880,622

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Visteon Corp.	3,912	$45,653
Vulcan Materials Co.	3,097	147,262
Wachovia Corp.	39,935	1,777,108
Wal-Mart Stores, Inc.	130,237	6,871,304
Walgreen Co.	31,133	1,127,326
Walt Disney Co.	62,266	1,587,160
Washington Mutual, Inc.	26,243	1,014,030
Waste Management, Inc.	17,604	539,563
Waters Corp.*	3,586	171,339
Watson Pharmaceuticals, Inc.*	3,260	87,694
Wellpoint Health Networks, Inc.*	4,727	529,471
Wells Fargo & Co.	51,345	2,938,474
Wendy’s International, Inc.	3,423	119,257
Weyerhaeuser Co.	7,335	462,985
Whirlpool Corp.	2,119	145,363
Williams Companies, Inc.	15,811	188,151
Winn-Dixie Stores, Inc.	4,238	30,514
Worthington Industries, Inc.	2,608	53,542
Wrigley (WM.) JR Co.	6,846	431,640
Wyeth	40,587	1,467,626
Xcel Energy, Inc.	12,062	201,556
Xerox Corp.*	24,287	352,162
Xilinx, Inc.	10,595	352,919
XL Capital, Ltd.—Class A	4,238	319,799
Yahoo!, Inc.*	40,913	1,486,369
YUM! Brands, Inc.*	8,802	327,610
Zimmer Holdings, Inc.*	7,335	646,947
Zions Bancorp	2,771	170,278

TOTAL COMMON STOCKS (Cost $285,401,215)		320,305,165

	Principal Amount
U.S. Government Agency Obligations (21.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$87,804,000	87,804,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,804,000)		87,804,000

TOTAL INVESTMENT SECURITIES (Cost $373,205,215)—97.5%		408,109,165
Net other assets (liabilities)—2.5%		10,324,901

NET ASSETS—100.0%		$418,434,066

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $98,964,400)	347	$585,364

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.1%
Aerospace/Defense		1.3%
Agriculture		0.9%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.5%
Auto Parts & Equipment		0.2%
Banks		5.3%
Beverages		2.1%
Biotechnology		0.8%
Building Materials		0.2%
Chemicals		1.2%
Commercial Services		0.7%
Computers		3.1%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		5.1%
Electric		1.9%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.4%
Forest & Paper Products		0.5%
Gas		0.1%
Hand/Machine Tools		0.1%
Healthcare—Products		2.8%
Healthcare—Services		0.9%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.2%
Housewares		0.1%
Insurance		3.9%
Internet		0.9%
Iron/Steel		0.1%
Leisure Time		0.4%
Lodging		0.2%
Machinery—Diversified		0.3%
Machinery—Construction & Mining		0.2%
Media		2.6%
Mining		0.4%
Miscellaneous Manufacturing		4.4%
Office/Business Equipment		0.2%
Oil & Gas		4.4%
Oil & Gas Services		0.5%
Packaging & Containers		0.1%
Pharmaceuticals		5.6%
Pipelines		0.1%
Real Estate Investment Trust		0.3%
Retail		5.2%
Savings & Loan		0.4%
Semiconductors		2.8%
Software		3.9%
Telecommunications		5.0%
Textiles		0.1%
Toys/Games/Hobbies		0.1%
Transportation		1.1%
Other**		23.5%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $373,205,215)	$408,109,165
Segregated cash balances with brokers for futures contracts	7,062,742
Dividends and interest receivable	311,724
Receivable for capital shares issued	4,153,636
Variation margin on futures contracts	359,428
Prepaid expenses	2,386

Total Assets	419,999,081

Liabilities:
Cash overdraft	324,427
Payable for investments purchased	627,648
Payable for capital shares redeemed	6
Advisory fees payable	212,426
Management services fees payable	42,486
Administration fees payable	9,109
Administrative services fees payable	151,440
Distribution fees payable	104,138
Other accrued expenses	93,335

Total Liabilities	1,565,015

Net Assets	$418,434,066

Net Assets consist of:
Capital	$404,279,043
Accumulated net investment income (loss)	(298,230)
Accumulated net realized gains (losses) on investments	(21,036,061)
Net unrealized appreciation (depreciation) on investments	35,489,314

Net Assets	$418,434,066

Shares of Beneficial Interest Outstanding	15,861,160

Net Asset Value (offering and redemption price per share)	$26.38

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,834,217
Interest	196,681

Total Investment Income	2,030,898

Expenses:
Advisory fees	983,367
Management services fees	196,675
Administration fees	52,620
Transfer agency and administrative service fees	599,217
Distribution fees	327,789
Custody fees	52,465
Fund accounting fees	62,108
Other fees	54,887

Total Expenses	2,329,128

Net Investment Income (Loss)	(298,230)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,266,944)
Net realized gains (losses) on futures contracts	1,280,321
Change in net unrealized appreciation/depreciation on investments	9,130,662

Net Realized and Unrealized Gains (Losses) on Investments	4,144,039

Change in Net Assets Resulting from Operations	$3,845,809

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(298,230)	$(265,939)
Net realized gains (losses) on investments	(4,986,623)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	9,130,662	23,852,721

Change in net assets resulting from operations	3,845,809	21,258,853

Capital Transactions:
Proceeds from shares issued	1,079,141,222	1,127,316,089
Cost of shares redeemed	(887,675,934)	(1,018,201,486)

Change in net assets resulting from capital transactions	191,465,288	109,114,603

Change in net assets	195,311,097	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$418,434,066	$223,122,969

Accumulated net investment income (loss)	$(298,230)	$—

Share Transactions:
Issued	41,306,263	50,115,935
Redeemed	(34,119,047)	(45,970,517)

Change in shares	7,187,216	4,145,418

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.72		$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	(0.03	)(b)	(0.05	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	0.69		5.29		(6.42)		(2.95)

Total income (loss) from investment activities	0.66		5.24		(6.46)		(3.06)

Net Asset Value, End of Period	$26.38		$25.72		$20.48		$26.94

Total Return	2.57	%(c)	25.59%		(23.98)%		(10.20	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.87%		1.91%		2.25%
Net expenses(d)	1.78%		1.87%		1.91%		2.25%
Net investment income (loss)(d)	(0.23)%		(0.24)%		(0.18)%		(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$418,434		$223,123		$92,750		$20,586
Portfolio turnover rate(e)	129	%(c)	392%		260%		325	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (98.3%)
Adobe Systems, Inc.	32,704	$1,520,736
Altera Corp.*	73,584	1,635,036
Amazon.com, Inc.*	37,814	2,057,082
American Power Conversion Corp.	28,105	552,263
Amgen, Inc.*	82,782	4,517,413
Apollo Group, Inc.—Class A*	25,039	2,210,694
Apple Computer, Inc.*	74,095	2,411,051
Applied Materials, Inc.*	122,129	2,396,171
ATI Technologies, Inc.*	33,726	636,072
BEA Systems, Inc.*	52,633	432,643
Bed Bath & Beyond, Inc.*	56,721	2,180,922
Biogen Idec, Inc.*	51,611	3,264,396
Biomet, Inc.	48,034	2,134,631
Broadcom Corp.—Class A*	32,193	1,505,667
C.H. Robinson Worldwide, Inc.	11,753	538,758
Career Education Corp.*	14,308	651,872
CDW Corp.	12,264	781,952
Cephalon, Inc.*	7,154	386,316
Check Point Software Technologies, Ltd.*	35,770	965,432
Chiron Corp.*	36,792	1,642,395
Cintas Corp.	28,616	1,364,125
Cisco Systems, Inc.*	338,282	8,017,283
Citrix Systems, Inc.*	28,105	572,218
Comcast Corp.—Special Class A*	133,371	3,738,389
Compuware Corp.*	33,215	219,219
Comverse Technology, Inc.*	28,616	570,603
Costco Wholesale Corp.	33,726	1,385,127
Dell, Inc.*	129,794	4,649,222
DENTSPLY International, Inc.	10,731	559,085
Dollar Tree Stores, Inc.*	15,330	420,502
eBay, Inc.*	68,474	6,296,183
EchoStar Communications Corp.—Class A*	34,237	1,052,788
Electronic Arts, Inc.*	42,924	2,341,504
Expeditors International of Washington, Inc.	14,308	706,958
Express Scripts, Inc.—Class A*	9,709	769,244
Fastenal Co.	10,220	580,803
First Health Group Corp.*	13,286	207,394
Fiserv, Inc.*	34,237	1,331,477
Flextronics International, Ltd.*	80,227	1,279,620
Garmin, Ltd.	13,797	511,041
Gentex Corp.	11,242	446,083
Genzyme Corp.—General Division*	39,858	1,886,479
Gilead Sciences, Inc.*	29,638	1,985,746
Henry Schein, Inc.*	5,621	354,910
Intel Corp.	316,820	8,744,232
InterActiveCorp*	101,689	3,064,906
Intersil Corp.—Class A	19,929	431,662
Intuit, Inc.*	34,748	1,340,578
Invitrogen Corp.*	6,643	478,230
JDS Uniphase Corp.*	228,928	867,637
Juniper Networks, Inc.*	48,545	1,192,751
KLA-Tencor Corp.*	33,215	1,640,157
Lam Research Corp.*	19,418	520,402
Lamar Advertising Co.*	11,753	509,493
Level 3 Communications, Inc.*	94,024	333,785
Lincare Holdings, Inc.*	13,286	436,578
Linear Technology Corp.	57,743	2,279,116
Marvell Technology Group, Ltd.*	35,770	955,059
Maxim Integrated Products, Inc.	63,364	3,321,541
MedImmune, Inc.*	37,303	872,890
Mercury Interactive Corp.*	13,797	687,505
Microchip Technology, Inc.	24,017	757,496
Microsoft Corp.	520,198	14,856,854
Millennium Pharmaceuticals, Inc.*	47,012	648,766
Molex, Inc.	13,797	442,608
Network Appliance, Inc.*	51,100	1,100,183
Nextel Communications, Inc.—Class A*	193,669	5,163,216
Novellus Systems, Inc.*	20,951	658,699
NVIDIA Corp.*	25,039	513,300
Oracle Corp.*	303,023	3,615,064
PACCAR, Inc.	27,594	1,600,176
PanAmSat Corp.*	28,105	652,598
Patterson Dental Co.*	9,198	703,555
Patterson-UTI Energy, Inc.	12,264	409,740
Paychex, Inc.	50,078	1,696,643
PeopleSoft, Inc.*	72,051	1,332,944
Petsmart, Inc.	19,929	646,696
Pixar Animation Studios*	7,665	532,794
QLogic Corp.*	13,286	353,275
Qualcomm, Inc.	136,948	9,994,465
Research In Motion, Ltd.*	26,061	1,783,615
Ross Stores, Inc.	20,440	546,974
Ryanair Holdings PLCADR*	8,687	284,760
Sandisk Corp.*	20,951	454,427
Sanmina-SCI Corp.*	77,672	706,815
Siebel Systems, Inc.*	82,271	878,654
Sigma-Aldrich Corp.	9,198	548,293
Smurfit-Stone Container Corp.*	34,748	693,223
Staples, Inc.	47,012	1,377,922
Starbucks Corp.*	77,161	3,354,961
Sun Microsystems, Inc.*	202,356	878,225
Symantec Corp.*	45,479	1,991,071
Synopsys, Inc.*	19,929	566,581
Tellabs, Inc.*	33,215	290,299
Teva Pharmaceutical Industries, Ltd.ADR	31,171	2,097,497
VeriSign, Inc.*	32,704	650,810
Veritas Software Corp.*	61,320	1,698,564
Whole Foods Market, Inc.	8,687	829,174
Xilinx, Inc.	64,386	2,144,698
Yahoo!, Inc.*	90,447	3,285,940

TOTAL COMMON STOCKS (Cost $138,210,353)		172,085,602

	Principal Amount
U.S. Government Agency Obligations (1.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$2,557,000	2,557,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,557,000)		2,557,000

TOTAL INVESTMENT SECURITIES (Cost $140,767,353)—99.8%		174,642,602
Net other assets (liabilities)—0.2%		364,910

NET ASSETS—100.0%		$175,007,512

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $2,585,700)	17	$17,773
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $152,150)	5	4,239
ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.3%
Airlines		0.2%
Auto Manufacturers		0.9%
Biotechnology		7.1%
Chemicals		0.3%
Commercial Services		2.7%
Computers		7.7%
Distribution/Wholesale		0.8%
Electrical Components & Equipment		0.6%
Electronics		1.7%
Food		0.5%
Healthcare—Products		2.1%
Healthcare—Services		0.2%
Internet		10.5%
Media		2.1%
Oil & Gas		0.2%
Packaging & Containers		0.4%
Pharmaceuticals		3.5%
Retail		5.7%
Semiconductors		16.3%
Software		16.9%
Telecommunications		16.1%
Textiles		0.8%
Transportation		0.7%
Other**		1.7%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

10

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $140,767,353)	$174,642,602
Segregated cash balances with brokers for futures contracts	361,800
Dividends and interest receivable	2,879
Receivable for capital shares issued	3,278,101
Variation margin on futures contracts	18,924
Prepaid expenses	1,533

Total Assets	178,305,839

Liabilities:
Cash overdraft.	18,568
Payable for investments purchased	3,030,862
Payable for capital shares redeemed	672
Advisory fees payable	80,418
Management services fees payable	16,084
Administration fees payable	3,450
Administrative services fees payable	53,692
Distribution fees payable	26,906
Other accrued expenses	67,675

Total Liabilities	3,298,327

Net Assets	$175,007,512

Net Assets consist of:
Capital	$182,334,102
Accumulated net investment income (loss)	(1,094,038)
Accumulated net realized gains (losses) on investments	(40,129,813)
Net unrealized appreciation (depreciation) on investments	33,897,261

Net Assets	$175,007,512

Shares of Beneficial Interest Outstanding	10,818,136

Net Asset Value (offering and redemption price per share)	$16.18

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$121,010
Interest	16,473

Total Investment Income	137,483

Expenses:
Advisory fees	486,965
Management services fees	97,394
Administration fees	24,106
Transfer agency and administrative service fees	358,734
Distribution fees	162,322
Custody fees	30,867
Fund accounting fees	40,825
Other fees	30,308

Total Net Expenses	1,231,521

Net Investment Income (Loss)	(1,094,038)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,341,557
Net realized gains (losses) on futures contracts	1,006,996
Change in net unrealized appreciation/depreciation on investments	(7,743,713)

Net Realized and Unrealized Gains (Losses) on Investments	(2,395,160)

Change in Net Assets Resulting from Operations	$(3,489,198)

See accompanying notes to the financial statements.

11

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,094,038)	$(1,849,891)
Net realized gains (losses) on investments	5,348,553	1,639,273
Change in net unrealized appreciation/depreciation on investments	(7,743,713)	38,631,467

Change in net assets resulting from operations	(3,489,198)	38,420,849

Capital Transactions:
Proceeds from shares issued	559,485,976	786,092,747
Cost of shares redeemed	(534,992,409)	(746,760,017)

Change in net assets resulting from capital transactions	24,493,567	39,332,730

Change in net assets	21,004,369	77,753,579
Net Assets:
Beginning of period	154,003,143	76,249,564

End of period	$175,007,512	$154,003,143

Accumulated net investment income (loss)	$(1,094,038)	$—

Share Transactions:
Issued	35,441,103	60,341,194
Redeemed	(34,378,937)	(57,668,702)

Change in shares	1,062,166	2,672,492

See accompanying notes to the financial statements.

12

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.79		$10.76		$17.53		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.22	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments	0.52	(c)	5.25		(6.54)		(12.20)

Total income (loss) from investment activities	0.39		5.03		(6.77)		(12.47)

Net Asset Value, End of Period	$16.18		$15.79		$10.76		$17.53

Total Return	2.47	%(d)	46.75%		(38.62)%		(41.57	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.90%		1.95%		2.03%		1.91%
Net expenses(e)	1.90%		1.95%		1.98%		1.91%
Net investment income (loss)(e)	(1.69)%		(1.68)%		(1.75)%		(1.61)%
Supplemental Data:
Net assets, end of period (000’s)	$175,008		$154,003		$76,250		$70,774
Portfolio turnover rate(f)	303	%(d)	510%		534%		918	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (98.8%)
3Com Corp.*	95,232	$595,200
Advanced Fibre Communications, Inc.*	21,824	440,845
Advent Software, Inc.*	7,936	143,404
AGCO Corp.*	21,824	444,556
AGL Resources, Inc.	15,872	461,082
Airgas, Inc.	17,856	426,937
Alaska Air Group, Inc.*	6,944	165,753
Albemarle Corp.	9,920	313,968
Alexander & Baldwin, Inc.	9,920	331,824
ALLETE, Inc.	21,824	726,739
Alliant Energy Corp.	26,784	698,527
Allmerica Financial Corp.*	12,896	435,885
AMB Property Corp.REIT	19,840	687,059
American Financial Group, Inc.	17,856	545,858
American Greetings Corp.—Class A*	16,864	390,908
AmeriCredit Corp.*	38,688	755,577
Amerus Group Co.	9,920	410,688
AnnTaylor Stores Corp.*	16,864	488,719
Aquilla, Inc.*	47,616	169,513
Arch Coal, Inc.	12,896	471,865
Arrow Electronics, Inc.*	27,776	744,952
ArvinMeritor, Inc.	16,864	330,028
Ascential Software Corp.*	14,880	237,931
Associated Banc Corp.	26,785	793,640
Astoria Financial Corp.	18,848	689,460
Avnet, Inc.*	29,760	675,552
Bandag, Inc.	4,960	220,869
Banknorth Group, Inc.	41,664	1,353,247
Banta Corp.	5,952	264,328
Barnes & Noble, Inc.*	16,864	573,039
Belo (A.H.) Corp.—Class A	28,768	772,421
BJ’s Wholesale Club, Inc.*	16,864	421,600
Black Hills Corp.	7,936	249,984
Bob Evans Farms, Inc.	8,928	244,449
Borders Group, Inc.	18,848	441,797
BorgWarner, Inc.	13,888	607,878
Bowater, Inc.	13,888	577,602
Cabot Corp.	14,880	605,615
Cadence Design Systems, Inc.*	66,464	972,368
Caesars Entertainment, Inc.*	75,392	1,130,880
Callaway Golf Co.	17,856	202,487
CBRL Group, Inc.	11,904	367,238
CheckFree Holdings Corp.*	20,832	624,960
CNF, Inc.	11,904	494,730
Colonial BancGroup, Inc.	30,752	558,764
Commscope, Inc.*	14,880	319,176
Community Health Systems*	23,808	637,340
Constellation Brands, Inc.*	25,792	957,657
Cooper Cameron Corp.*	12,896	628,035
Credence Systems Corp.*	23,808	328,550
Crompton Corp.	27,776	174,989
Cytec Industries, Inc.	9,920	450,864
D.R. Horton, Inc.	56,544	1,605,850
Dean Foods Co.*	38,688	1,443,449
Duquesne Light Holdings, Inc.	18,848	363,955
Dycom Industries, Inc.*	11,904	333,312
Edwards (A.G.), Inc.	19,840	675,155
Emmis Communications Corp.*	13,888	291,370
Energy East Corp.	35,712	866,016
Ensco International, Inc.	36,704	1,068,087
Entercom Communications Corp.*	12,896	481,021
Everest Re Group, Ltd.	13,888	1,116,040
Fairchild Semiconductor International, Inc.*	28,768	470,932
Federal Signal Corp.	11,904	221,533
Ferro Corp.	9,920	264,666
Fidelity National Financial, Inc.	41,664	1,555,735
First American Financial Corp.	21,824	565,023
FirstMerit Corp.	20,832	549,340
Flowserve Corp.*	12,896	321,626
FMC Corp.*	8,928	384,886
Forest Oil Corp.*	13,888	379,420
Furniture Brands International, Inc.	13,888	347,894
GATX Corp.	11,904	323,789
Glatfelter (P.H.) Co.	10,912	153,641
Granite Construction, Inc.	9,920	180,842
Great Plains Energy, Inc.	17,856	530,323
Greater Bay Bancorp	12,896	372,694
Hanover Compressor Co.*	18,848	224,291
Harris Corp.	15,872	805,504
Harsco Corp.	9,920	466,240
Hawaiian Electric Industries, Inc.	19,840	517,824
HCC Insurance Holdings, Inc.	15,872	530,284
Health Net, Inc.*	27,776	736,064
Helmerich & Payne, Inc.	11,904	310,932
Hibernia Corp.	37,696	916,013
Highwoods Properties, Inc.REIT	12,896	303,056
Horace Mann Educators Corp.	10,912	190,742
Hospitality Properties TrustREIT	16,864	713,347
Hovnanian Enterprises—Class A*	14,880	516,485
IDACORP, Inc.	8,928	241,056
Imation Corp.	8,928	380,422
Independence Community Bank Corp.	19,840	722,176
IndyMac Bancorp, Inc.	14,880	470,208
Integrated Device Technology, Inc.*	25,792	356,961
Intersil Corp.—Class A	33,728	730,549
Interstate Bakeries Corp.	10,912	118,395
Jefferies Group, Inc.	13,888	429,417
JM Smucker Co.	13,888	637,598
Keane, Inc.*	15,872	217,288
Kelly Services, Inc.—Class A	8,928	266,054
KEMET Corp.*	20,832	254,567
Kennametal, Inc.	8,928	408,902
L-3 Communications Holdings, Inc.	25,792	1,722,905
LaBranche & Co., Inc.	14,880	125,290
Lancaster Colony Corp.	8,928	371,762
Lattice Semiconductor Corp.*	27,776	194,710
Laureate Education, Inc.*	10,912	417,275
Lear Corp.	16,864	994,807
Lennar Corp.—Class B	37,696	1,685,765
Leucadia National Corp.	16,864	838,141
Liberty Property TrustREIT	20,832	837,656
Longview Fibre Co.*	12,896	189,958
Lubrizol Corp.	12,896	472,252
Mack-Cali Realty Corp.REIT	14,880	615,734
Manpower, Inc.	21,824	1,108,005
Martin Marietta Materials	11,904	527,705
McDATA Corp.—Class A*	28,768	154,772
MDU Resources Group, Inc.	28,768	691,295
Media General, Inc.—Class A	5,952	382,237
Mercantile Bankshares Corp.	18,848	882,463

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Millennium Pharmaceuticals, Inc.*	74,400	$1,026,720
Minerals Technologies, Inc.	4,960	287,680
Modine Manufacturing Co.	7,936	252,762
Mohawk Industries, Inc.*	15,872	1,163,893
MONY Group, Inc.*	11,904	372,595
MPS Group, Inc.*	25,792	312,599
National Commerce Financial Corp.	49,600	1,611,999
National Fuel Gas Co.	19,840	496,000
National-Oilwell, Inc.*	20,832	656,000
Neiman Marcus Group, Inc.—Class A	11,904	662,457
New Plan Excel Realty Trust, Inc.REIT	24,800	579,328
New York Community Bancorp	64,480	1,265,742
Newfield Exploration Co.*	13,888	774,117
Newport Corp.*	9,920	160,406
Noble Energy, Inc.	13,888	708,288
Northeast Utilities System	30,752	598,741
NSTAR	12,896	617,460
OGE Energy Corp.	21,824	555,857
Ohio Casualty Corp.*	14,880	299,534
Old Republic International Corp.	44,640	1,058,861
ONEOK, Inc.	24,800	545,352
Overseas Shipholding Group, Inc.	9,920	437,770
PacifiCare Health Systems, Inc.*	20,832	805,365
Payless ShoeSource, Inc.*	16,864	251,442
Peabody Energy Corp.	15,872	888,673
Pentair, Inc.	24,800	834,272
Pepco Holdings, Inc.	41,664	761,618
PepsiAmericas, Inc.	33,728	716,383
Pier 1 Imports, Inc.	21,824	386,067
Pioneer Natural Resources Co.	29,760	1,043,981
Plexus Corp.*	10,912	147,312
PMI Group, Inc.	23,808	1,036,124
PNM Resources, Inc.	14,880	309,058
Pogo Producing Co.	15,872	784,077
Polycom, Inc.*	24,800	555,768
Potlatch Corp.	6,944	289,148
Powerwave Technologies, Inc.*	25,792	198,598
Precision Castparts Corp.	15,872	868,040
Pride International, Inc.*	32,736	560,113
Protective Life Corp.	16,864	652,131
Provident Financial Group, Inc.	11,904	469,732
Puget Energy, Inc.	23,808	521,633
Quanta Services, Inc.*	28,768	178,937
Quantum Corp.*	43,648	135,309
Questar Corp.	20,832	804,948
Radian Group, Inc.	22,816	1,092,886
Raymond James Financial Corp.	17,856	472,291
Republic Services, Inc.	37,696	1,090,922
RF Micro Devices, Inc.*	45,632	342,240
RPM, Inc.	28,768	437,274
Ruddick Corp.	10,912	244,974
Ryland Group, Inc.	5,952	465,446
Saks, Inc.	34,720	520,800
SCANA Corp.	26,784	974,135
Scholastic Corp.*	9,920	297,104
Sensient Technologies Corp.	10,912	234,390
Sequa Corp.—Class A*	2,976	174,007
Sierra Pacific Resources*	28,768	221,801
Six Flags, Inc.*	22,816	165,644
Smithfield Foods, Inc.*	26,784	787,450
Sonoco Products Co.	23,808	607,104
Sovereign Bancorp, Inc.	74,400	1,644,240
SPX Corp.	18,848	875,302
StanCorp Financial Group, Inc.	6,944	465,248
STERIS Corp.*	16,864	380,452
Storage Technology Corp.*	27,776	805,504
Superior Industries International, Inc.	6,944	232,277
Swift Transportation Co., Inc.*	19,840	356,128
Sybase, Inc.*	23,808	428,543
Tech Data Corp.*	13,888	543,437
Tecumseh Products Co.	4,960	204,302
Teleflex, Inc.	9,920	497,488
Telephone & Data Systems, Inc.	13,888	988,826
Tidewater, Inc.	14,880	443,424
Toll Brothers, Inc.*	17,856	755,666
Triad Hospitals, Inc.*	18,848	701,711
Trinity Industries, Inc.	11,904	378,428
TriQuint Semiconductor, Inc.*	32,736	178,739
Tyson Foods, Inc.—Class A	86,304	1,808,069
United Rentals, Inc.*	18,848	337,191
Unitrin, Inc.	16,864	718,406
Universal Corp.	5,952	303,195
Universal Health Services, Inc.—Class B	13,888	637,320
UTStarcom, Inc.*	27,776	840,224
Varco International, Inc.*	23,808	521,157
Vectren Corp.	18,848	472,896
Viad Corp.	21,824	589,466
Vishay Intertechnology, Inc.*	38,688	718,823
W.R. Berkley Corp.	20,832	894,734
Washington Federal, Inc.	18,847	452,328
Weatherford International, Ltd.*	32,736	1,472,465
Webster Financial Corp.	12,896	606,370
Werner Enterprises, Inc.	19,840	418,624
Westar Energy, Inc.	20,832	414,765
WGL Holdings, Inc.	11,904	341,883
Wisconsin Energy Corp.	28,768	938,125
WPS Resources Corp.	8,928	413,813
York International Corp.	9,920	407,414

TOTAL COMMON STOCKS (Cost $111,699,146)		124,259,384

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$468,000	468,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $468,000)		468,000

TOTAL INVESTEMENT SECURITIES—100.2% (Cost $112,167,146)—100.2%		124,727,384
Net other assets (liabilities)—(0.2)%		(173,089)

NET ASSETS—100.0%		$124,554,295

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense		1.5%
Agriculture		0.2%
Airlines		0.1%
Auto Parts & Equipment		2.1%
Banks		6.0%
Beverages		1.3%
Biotechnology		0.8%
Building Materials		0.8%
Chemicals		3.1%
Coal		1.1%
Commercial Services		2.9%
Computers		2.0%
Distribution/Wholesale		0.4%
Diversified Financial Services		2.0%
Electric		9.0%
Electronics		1.9%
Engineering & Construction		0.4%
Entertainment		0.1%
Environmental Control		0.9%
Food		4.2%
Forest Products & Paper		1.0%
Gas		1.1%
Hand/Machine Tools		0.3%
Health Care		0.5%
Healthcare—Products		0.3%
Healthcare—Services		2.3%
Home Builders		4.0%
Home Furnishings		0.3%
Household Products/Wares		0.3%
Insurance		10.5%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.8%
Media		1.8%
Metal Fabricate/Hardware		0.7%
Miscellaneous Manufacturing		2.9%
Oil & Gas		4.5%
Oil & Gas Services		3.2%
Packaging & Containers		0.5%
Pipelines		1.2%
Real Estate Investment Trust		3.0%
Retail		3.5%
Savings & Loans		4.3%
Semiconductors		1.8%
Software		0.8%
Telecommunications		4.2%
Textiles		1.3%
Transportation		1.6%
Trucking & Leasing		0.3%
Other**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $112,167,146)	$124,727,384
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	96,823
Receivable for capital shares issued	5,438,316
Variation margin on futures contracts	940
Prepaid expenses	889

Total Assets	130,271,956

Liabilities:
Cash overdraft	246
Payable for investments purchased	5,514,876
Payable for capital shares redeemed	4
Advisory fees payable	64,450
Management services fees payable	12,890
Administration fees payable	2,765
Administrative services fees payable	42,973
Distribution fees payable	21,491
Other accrued expenses	57,966

Total Liabilities	5,717,661

Net Assets	$124,554,295

Net Assets consist of:
Capital	$115,476,304
Accumulated net investment income (loss)	(121,845)
Accumulated net realized gains (losses) on investments	(3,363,184)
Net unrealized appreciation (depreciation) on investments	12,563,020

Net Assets	$124,554,295

Shares of Beneficial Interest Outstanding	3,741,642

Net Asset Value (offering and redemption price per share)	$33.29

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$737,738
Interest	796

Total Investment Income	738,534

Expenses:
Advisory fees	334,266
Management services fees	66,854
Administration fees	16,501
Transfer agency and administrative service fees	245,419
Distribution fees	111,422
Custody fees	35,705
Fund accounting fees	27,654
Other fees	22,558

Total Expenses	860,379

Net Investment Income (Loss)	(121,845)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(558,742)
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	6,152,945

Net Realized and Unrealized Gains (Losses) on Investments	5,599,961

Change in Net Assets Resulting from Operations	$5,478,116

See accompanying notes to the financial statements.

17

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(121,845)	$(46,423)
Net realized gains (losses) on investments	(552,984)	2,159,171
Change in net unrealized appreciation/depreciation on investments	6,152,945	5,468,998

Change in net assets resulting from operations	5,478,116	7,581,746

Capital Transactions:
Proceeds from shares issued	331,138,131	301,526,783
Cost of shares redeemed	(262,637,449)	(271,019,561)

Change in net assets resulting from capital transactions	68,500,682	30,507,222

Change in net assets	73,978,798	38,088,968
Net Assets:
Beginning of period	50,575,497	12,486,529

End of period	$124,554,295	$50,575,497

Accumulated net investment income (loss)	$(121,845)	$—

Share Transactions:
Issued	10,216,241	11,106,482
Redeemed	(8,076,991)	(10,041,220)

Change in shares	2,139,250	1,065,262

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.56		$23.25		$30.00

Investment Activities:
Net investment income (loss)	(0.04	)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	1.77		8.36		(6.73)

Total income (loss) from investment activities	1.73		8.31		(6.75)

Net Asset Value, End of Period	$33.29		$31.56		$23.25
Total Return	5.48	%(c)	35.74%		(22.50	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.93%		2.08%		2.25%
Net expenses(d)	1.93%		1.98%		1.98%
Net investment income (loss)(d)	(0.27)%		(0.20)%		(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$124,554		$50,575		$12,487
Portfolio turnover rate(e)	304	%(c)	1,012%		1,361	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.7%)
99 Cents Only Stores*	7,665	$116,891
Abercrombie & Fitch Co.—Class A	10,220	396,025
Activision, Inc.*	14,308	227,497
Acxiom Corp.	9,198	228,386
ADTRAN, Inc.	8,176	272,833
Alliant Techsystems, Inc.*	4,088	258,934
American Eagle Outfitters, Inc.*	7,665	221,595
Ametek, Inc.	7,154	221,059
Apogent Technologies, Inc.*	9,198	294,336
Applebee’s International, Inc.	8,687	199,975
Apria Healthcare Group, Inc.*	5,110	146,657
Aqua America, Inc.	9,709	194,665
Arthur J. Gallagher & Co.	9,709	295,639
Atmel Corp.*	50,078	296,462
Avocent Corp.*	5,110	187,741
Bank of Hawaii Corp.	5,621	254,182
Barr Laboratories, Inc.*	11,242	378,855
Beckman Coulter, Inc.	6,643	405,223
Blyth, Inc.	4,599	158,620
Boyd Gaming Corp.	7,154	190,082
Brink’s Co.	6,132	210,021
Brinker International, Inc.*	10,220	348,706
Brown & Brown, Inc.	7,154	308,337
C.H. Robinson Worldwide, Inc.	9,198	421,636
Cabot Microelectronics Corp.*	2,555	78,209
Career Education Corp.*	10,731	488,905
Caremark Rx, Inc.*	1	23
Carlisle Cos., Inc.	3,066	190,859
Carmax, Inc.*	10,731	234,687
Catalina Marketing Corp.*	5,621	102,808
CDW Corp.	8,687	553,883
Cephalon, Inc.*	6,132	331,128
Ceridian Corp.*	15,841	356,423
Certegy, Inc.	6,643	257,748
Charles River Laboratories International, Inc.*	5,110	249,726
Chico’s FAS, Inc.*	9,198	415,382
Choicepoint, Inc.*	9,198	419,981
Church & Dwight, Inc.	4,088	187,149
Cincinnati Bell, Inc.*	26,061	115,711
City National Corp.	5,110	335,727
Claire’s Stores, Inc.	10,220	221,774
Coach, Inc.*	19,929	900,592
Cognizant Technology Solutions Corp.*	13,286	337,597
Commerce Bancorp, Inc.	8,176	449,762
Compass Bancshares, Inc.	12,775	549,324
Copart, Inc.*	9,709	259,230
Corinthian Colleges, Inc.*	9,709	240,201
Covance, Inc.*	6,643	256,287
Coventry Health Care, Inc.*	9,198	449,782
Cree Research, Inc.*	7,665	178,441
CSG Systems International, Inc.*	5,621	116,355
Cullen/Frost Bankers, Inc.	5,621	251,540
Cypress Semiconductor Corp.*	12,775	181,277
CYTYC Corp.*	11,753	298,174
DENTSPLY International, Inc.	8,687	452,593
DeVry, Inc.*	7,665	210,174
Diebold, Inc.	7,665	405,249
Dollar Tree Stores, Inc.*	11,753	322,385
Donaldson Co., Inc.	9,198	269,501
DPL, Inc.	13,286	258,014
DST Systems, Inc.*	8,687	417,758
Dun & Bradstreet Corp.*	7,665	413,221
Eaton Vance Corp.	7,154	273,354
Education Management Corp.*	7,665	251,872
Edwards Lifesciences Corp.*	6,132	213,700
Energizer Holdings, Inc.*	8,687	390,914
Equitable Resources, Inc.	6,643	343,510
Expeditors International of Washington, Inc.*	11,242	555,468
Fair, Isaac & Co., Inc.	7,665	255,858
Fastenal Co.	8,176	464,642
First Health Group Corp.*	9,709	151,557
FMC Technologies, Inc.*	7,154	206,035
Gartner Group, Inc.*	13,797	182,396
Gentex Corp.	8,176	324,423
Gilead Sciences, Inc.*	22,484	1,506,429
Graco, Inc.	7,154	222,132
Grant Prideco, Inc.*	12,775	235,827
GreenPoint Financial Corp.	13,797	547,741
GTECH Holdings Corp.	6,132	283,974
Harman International Industries, Inc.	7,154	651,014
Harte-Hanks, Inc.	9,198	224,523
Henry (Jack) & Associates, Inc.	9,709	195,151
Henry Schein, Inc.*	4,599	290,381
Herman Miller, Inc.	7,665	221,825
Hillenbrand Industries, Inc.	6,643	401,569
HNI Corp.	6,132	259,568
Hormel Foods Corp.	14,819	460,871
Hubbell, Inc.—Class B	6,643	310,295
IMC Global, Inc.	12,264	164,338
Integrated Circuit Systems, Inc.*	7,665	208,181
International Rectifier Corp.*	7,154	296,319
International Speedway Corp.	5,621	273,405
Investors Financial Services Corp.	7,154	311,771
ITT Educational Services, Inc.*	4,599	174,854
IVAX Corp.*	20,951	502,614
J.B. Hunt Transport Services, Inc.	8,687	335,144
Jacobs Engineering Group, Inc.*	6,132	241,478
JetBlue Airways Corp.*	10,731	315,277
Korn/Ferry International*	4,088	79,185
Krispy Kreme Doughnuts, Inc.*	6,643	126,815
Lam Research Corp.*	14,308	383,455
Lee Enterprises, Inc.	4,599	220,798
Legg Mason, Inc.	7,154	651,085
LifePoint Hospitals, Inc.*	4,088	152,155
Lincare Holdings, Inc.*	10,731	352,621
LTX Corp.*	6,643	71,811
Lyondell Chemical Co.	18,907	328,793
Macromedia, Inc.*	7,154	175,631
Macrovision Corp.*	5,110	127,903
Mandalay Resort Group	7,154	491,050
Mentor Graphics Corp.*	7,154	110,672
Michaels Stores, Inc.	7,154	393,470
Micrel, Inc.*	9,709	117,964
Microchip Technology, Inc.	21,973	693,029
Murphy Oil Corp.	9,709	715,553
National Instruments Corp.	8,176	250,594
Network Associates, Inc.*	17,374	314,991
Nordson Corp.	3,577	155,134

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.*	5,621	$254,069
Olin Corp.	7,154	126,053
Omnicare, Inc.	10,731	459,394
Outback Steakhouse, Inc.	7,665	317,024
Oxford Health Plans, Inc.	8,687	478,133
Pacific Sunwear of California, Inc.*	8,176	160,004
Packaging Corp. of America	11,242	268,684
Par Pharmaceutical Cos., Inc.*	3,577	125,946
Patterson Dental Co.*	7,154	547,209
Patterson-UTI Energy, Inc.	8,687	290,233
Perrigo Co.	7,665	145,405
Petsmart, Inc.	15,330	497,460
Plains Exploration & Production Co.*	8,176	150,030
Plantronics, Inc.*	5,110	215,131
Protein Design Labs, Inc.*	9,709	185,733
Rayonier, Inc.	5,110	227,140
Reader’s Digest Association, Inc.	10,220	163,418
Regis Corp.	4,599	205,069
Renal Care Group, Inc.*	7,154	237,012
Rent-A-Center, Inc.*	8,687	260,002
Retek, Inc.*	6,132	37,650
Reynolds & Reynolds Co.	7,154	165,472
Rollins, Inc.	4,599	105,823
Ross Stores, Inc.	15,841	423,906
RSA Security, Inc.*	6,643	135,982
Ruby Tuesday, Inc.	7,154	196,377
Sandisk Corp.*	16,863	365,758
SEI Investments Co.	10,731	311,628
Semtech Corp.*	8,176	192,463
Sepracor, Inc.*	9,198	486,574
Silicon Laboratories, Inc.*	5,621	260,533
Silicon Valley Bancshares*	3,577	141,828
Smith International, Inc.*	11,242	626,854
Sotheby’s Holdings, Inc.—Class A*	6,643	106,022
Stericycle, Inc.*	4,599	237,952
Synopsys, Inc.*	16,352	464,887
TCF Financial Corp.	7,665	444,953
The Cheesecake Factory, Inc.*	5,621	223,660
The Scotts Co.—Class A*	3,577	228,498
Thor Industries, Inc.	6,132	205,177
Timberland Co.—Class A*	3,577	231,038
Titan Corp.*	8,687	112,757
Tootsie Roll Industries, Inc.	5,621	182,683
Transaction Systems Architects, Inc.*	4,088	88,015
Tupperware Corp.	6,132	119,145
United Dominion Realty Trust, Inc.REIT	13,286	262,797
Valassis Communications, Inc.*	5,621	171,272
Valeant Pharmaceuticals International	8,687	173,740
Valspar Corp.	5,621	283,523
Varian Medical Systems, Inc.*	7,154	567,670
Varian, Inc.*	3,577	150,771
Vertex Pharmaceuticals, Inc.*	8,176	88,628
VISX, Inc.*	5,110	136,539
Waddell & Reed Financial, Inc.	8,687	192,070
Washington Post Co.—Class B	1,022	950,470
Westamerica Bancorporation	3,577	187,614
Western Gas Resources, Inc.	8,176	265,556
Westwood One, Inc.*	10,220	243,236
Whole Foods Market, Inc.	6,643	634,074
Williams-Sonoma, Inc.*	12,264	404,221
Wilmington Trust Corp.	7,154	266,272
Wind River Systems, Inc.*	8,687	102,159
XTO Energy, Inc.	27,083	806,802
Zebra Technologies Corp.*	5,110	444,570

TOTAL COMMON STOCKS (Cost $46,828,228)		53,893,824

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$162,000	162,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $162,000)		162,000

TOTAL INVESTMENT SECURITIES (Cost $46,990,228)—100.0%		54,055,824)
Net other assets (liabilities) —NM		(5,962)

NET ASSETS—100.0%		$54,049,862

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $121,540)	2	$2,782

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.6%
Aerospace/Defense		0.7%
Airlines		0.6%
Apparel		2.1%
Banks		5.9%
Biotechnology		0.8%
Chemicals		1.8%
Commercial Services		4.5%
Communication Services		0.8%
Computers		5.2%
Distribution/Wholesale		1.9%
Diversified Financial Services		2.1%
Electric		0.5%
Electronic Components & Equipment		1.7%
Electronics		0.9%
Engineering & Construction		0.4%
Entertainment		1.3%
Environmental Control		0.4%
Food		2.4%
Forest Products & Paper		0.4%
Healthcare—Products		6.7%
Healthcare—Services		3.8%
Home Furnishings		1.2%
Household Products/Wares		1.3%
Insurance		1.1%
Internet		1.5%
Leisure Time		0.4%

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Lodging	1.3%
Machinery—Diversified	1.5%
Media	2.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.9%
Oil & Gas	3.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.5%
Pharmaceuticals	7.8%
Pipelines	1.1%
Real Estate Investment Trust	0.5%
Retail	11.0%
Savings & Loan	1.0%
Semiconductors	5.3%
Software	4.2%
Telecommunications	1.1%
Transportation	2.4%
Water	0.4%
Other**	0.3%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $46,990,228)	$54,055,824
Segregated cash balances with brokers for futures contracts	7,604
Dividends and interest receivable	16,729
Receivable for capital shares issued	2,074,220
Variation margin on futures contracts	940
Prepaid expenses	361

Total Assets	56,155,678

Liabilities:
Cash overdraft	231
Payable for investments purchased	2,004,551
Payable for capital shares redeemed	4
Advisory fees payable	31,080
Management services fees payable	6,216
Administration fees payable	1,333
Administrative services fees payable	20,726
Distribution fees payable	10,367
Other accrued expenses	31,308

Total Liabilities	2,105,816

Net Assets	$54,049,862

Net Assets consist of:
Capital	$49,414,891
Accumulated net investment income (loss)	(281,389)
Accumulated net realized gains (losses) on investments	(2,152,018)
Net unrealized appreciation (depreciation) on investments	7,068,378

Net Assets	$54,049,862

Shares of Beneficial Interest Outstanding	1,743,467

Net Asset Value (offering and redemption price per share)	$31.00

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$168,466
Interest	759

Total Investment Income	169,225

Expenses:
Advisory fees	172,771
Management services fees	34,555
Administration fees	8,033
Transfer agency and administrative service fees	127,009
Distribution fees	57,590
Custody fees	23,457
Fund accounting fees	14,868
Other fees	12,331

Total Expenses	450,614

Net Investment Income (Loss)	(281,389)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	934,585
Net realized gains (losses) on futures contracts	5,758
Change in net unrealized appreciation/depreciation on investments	(1,426,833)

Net Realized and Unrealized Gains (Losses) on Investments	(486,490)

Change in Net Assets Resulting from Operations	$(767,879)

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(281,389)	$(418,644)
Net realized gains (losses) on investments	940,343	453,449
Change in net unrealized appreciation/depreciation on investments	(1,426,833)	7,368,754

Change in net assets resulting from operations	(767,879)	7,403,559

Distributions to Shareholders From:
Net realized gains on investments	—	(122,706)

Change in net assets resulting from distributions	—	(122,706)

Capital Transactions:
Proceeds from shares issued	220,854,238	232,374,928
Dividends reinvested	—	122,706
Cost of shares redeemed	(212,597,513)	(208,281,609)

Change in net assets resulting from capital transactions	8,256,725	24,216,025

Change in net assets	7,488,846	31,496,878
Net Assets:
Beginning of period	46,561,016	15,064,138

End of period	$54,049,862	$46,561,016

Accumulated net investment income (loss)	$(281,389)	$—

Share Transactions:
Issued	7,151,136	8,976,347
Reinvested	—	4,136
Redeemed	(6,969,956)	(8,063,101)

Change in shares	181,180	917,382

See accompanying notes to the financial statements.

24

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.80		$23.36		$30.00

Investment Activities:
Net investment income (loss)	(0.19	)(b)	(0.35	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	1.39	(c)	6.87		(6.43)

Total income (loss) from investment activities	1.20		6.52		(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.08)		—

Net Asset Value, End of Period	$31.00		$29.80		$23.36

Total Return	4.03	%(d)	27.91%		(22.13	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.96%		2.02%		2.22%
Net expenses(e)	1.96%		1.98%		1.98%
Net investment income (loss)(e)	(1.22)%		(1.31)%		(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$54,050		$46,561		$15,064
Portfolio turnover rate(f)	510	%(d)	678%		1,594	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc.*	8,024	$191,934
A.M. Castle & Co.*	9,027	97,040
A.T. Cross Co.—Class A*	9,027	43,059
AAR Corp.*	19,057	216,297
ABM Industries, Inc.	29,087	566,324
Actel Corp.*	15,045	278,332
Action Performance Companies, Inc.	11,033	166,267
Adaptec, Inc.*	64,192	543,064
Advanced Marketing Services, Inc.	11,033	142,436
Aeroflex, Inc.*	43,129	618,039
Agilysys, Inc.	19,057	262,796
Albany International Corp.—Class A	19,057	639,553
Alliance Semiconductor Corp.*	21,063	125,325
Alpharma, Inc.	31,093	636,785
American Italian Pasta Co.	11,033	336,286
American States Water Co.	9,027	209,787
AMERIGROUP Corp.*	14,042	690,866
Analogic Corp.	8,024	340,458
Anchor BanCorp Wisconsin, Inc.	13,039	344,751
Angelica Corp.	5,015	125,927
Anixter International, Inc.	21,063	716,774
Apogee Enterprises, Inc.	16,048	166,899
Applica, Inc.*	14,042	124,974
Applied Industrial Technologies, Inc.	11,033	332,314
AptarGroup, Inc.	21,063	920,243
Arch Chemicals, Inc.	14,042	404,690
Arkansas Best Corp.	15,045	495,281
ArQule, Inc.*	17,051	89,859
Ashworth, Inc.*	8,024	66,679
Astec Industries, Inc.*	12,036	226,638
Atlantic Coast Airlines Holdings, Inc.*	26,078	149,688
Atmos Energy Corp.	31,093	795,670
Atwood Oceanics, Inc.*	8,024	335,002
Audiovox Corp.—Class A*	13,039	220,098
Avista Corp.	28,084	517,307
Aztar Corp.*	20,060	561,680
BankUnited Financial Corp.—Class A*	18,054	465,793
Barnes Group, Inc.	13,039	377,870
Bassett Furniture Industries, Inc.	7,021	152,777
Belden, Inc.	15,045	322,415
Bell Microproducts, Inc.*	16,048	129,828
Benchmark Electronics, Inc.*	24,072	700,495
Black Box Corp.	10,030	474,018
Boston Communications Group, Inc.*	11,033	113,088
Boston Private Financial Holdings, Inc.	16,048	371,672
Bowne & Co., Inc.	20,060	317,951
Brookline Bancorp, Inc.	34,102	500,276
Brooktrout, Inc.—Class B*	8,024	86,739
Brown Shoe Company, Inc.	11,033	451,581
Brush Wellman, Inc.*	10,030	189,567
Buckeye Technologies, Inc.*	22,066	253,759
Building Materials Holding Corp.	8,024	151,894
Burlington Coat Factory Warehouse Corp.	26,078	503,305
C&D Technologies, Inc.	15,045	268,252
C-COR.net Corp.*	25,075	258,022
Cable Design Technologies Corp.*	25,075	265,795
CACI International, Inc.—Class A*	17,051	689,542
Cambrex Corp.	15,045	379,585
Capital AutomotiveREIT	21,063	617,778
Captaris, Inc.*	19,057	123,108
Caraustar Industries, Inc.*	17,051	240,590
Carpenter Technology Corp.	13,039	443,978
Cascade Natural Gas Corp.	7,021	154,953
Casey’s General Stores, Inc.	29,087	532,292
Cash America International, Inc.	17,051	392,173
Cato Corp.—Class A	12,036	270,208
CDI Corp.	11,033	381,742
Central Parking Corp.	21,063	393,667
Central Vermont Public Service Corp.	7,021	143,860
CH Energy Group, Inc.	9,027	419,214
Checkpoint Systems, Inc.*	22,066	395,643
Chemed Corp.	7,021	340,519
Chesapeake Corp.	11,033	294,360
Chittenden Corp.	22,066	775,620
Ciber, Inc.*	35,105	288,563
Cima Labs, Inc.*	9,027	304,481
Cimarex Energy Co.*	24,072	727,697
CLECO Corp.	28,084	504,950
Cleveland-Cliffs, Inc.*	6,018	339,355
Coachmen Industries, Inc.	9,027	144,342
Coherent, Inc.*	18,054	538,912
Cohu, Inc.	13,039	248,263
Colonial Properties TrustREIT	16,048	618,329
Commercial Federal Corp.	24,072	652,351
Commercial Metals Co.	17,051	553,305
Commercial NET Lease RealtyREIT	30,090	517,548
Commonwealth Industries, Inc.*	9,027	93,339
Concord Camera Corp.*	17,051	56,268
CONMED Corp.*	17,051	467,197
Consolidated Graphics, Inc.*	8,024	353,457
Corn Products International, Inc.	21,063	980,482
Cross Country Healthcare, Inc.*	19,057	345,885
Cryolife, Inc.*	14,042	74,001
CTS Corp.	21,063	254,020
Cubic Corp.	16,048	335,885
Curative Health Services, Inc.*	8,024	69,488
Curtiss-Wright Corp.	12,036	676,303
Datascope Corp.	9,027	358,282
Delphi Financial Group, Inc.—Class A	18,054	803,402
Department 56, Inc.*	8,024	123,570
Digi International, Inc.*	13,039	139,778
DIMON, Inc.	26,078	149,166
Downey Financial Corp.	16,048	854,557
Dress Barn, Inc.*	17,051	291,913
Drill-Quip, Inc.*	10,030	187,561
DRS Technologies, Inc.*	15,045	479,936
Duane Reade, Inc.*	14,042	229,306
DuPont Photomasks, Inc.*	11,033	224,301
EDO Corp.	12,036	290,308
eFunds Corp.*	28,084	491,470
El Paso Electric Co.*	28,084	433,617
Electro Scientific Industries, Inc.*	16,048	454,319
EMCOR Group, Inc.*	9,027	397,007
Energen Corp.	21,063	1,010,814
Enesco Group, Inc.*	8,024	71,895
Entertainment Properties TrustREIT	13,039	466,014
EPIQ Systems, Inc.*	10,030	145,435
ESS Technology, Inc.*	23,069	247,069
Esterline Technologies Corp.*	12,036	355,423
Exar Corp.*	24,072	352,895

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Fedders Corp.	18,054	$78,535
Financial Federal Corp.*	10,030	353,658
First Republic Bank	9,027	388,883
FirstFed Financial Corp.*	10,030	417,248
Flagstar Bancorp, Inc.	36,108	717,827
Flowers Foods, Inc.	26,078	681,940
Frontier Airlines, Inc.*	21,063	229,165
Fuller (H.B.) Co.	17,051	484,249
G&K Services, Inc.	12,036	483,726
Gables Residential TrustREIT	17,051	579,393
Gardner Denver, Inc.*	12,036	335,804
GenCorp, Inc.	26,078	349,184
General Communication, Inc.—Class A*	33,099	262,806
Gerber Scientific, Inc.*	13,039	92,055
Glenborough Realty Trust, Inc.REIT	19,057	349,696
Goody’s Family Clothing, Inc.	19,057	197,621
Great Atlantic & Pacific Tea Co.*	23,069	176,709
Green Mountain Power Corp.	3,009	78,535
Group 1 Automotive, Inc.*	13,039	433,026
Gymboree Corp.*	18,054	277,309
Haggar Corp.	4,012	80,842
Hain Celestial Group, Inc.*	21,063	381,240
Hancock Fabrics, Inc.	11,033	140,671
Haverty Furniture Companies, Inc.	13,039	227,922
Hooper Holmes, Inc.	38,114	218,774
Hughes Supply, Inc.	18,054	1,063,923
Hutchinson Technology, Inc.*	15,045	369,957
IHOP Corp.	13,039	466,275
IMCO Recycling, Inc.*	9,027	119,337
Information Holdings, Inc.*	12,036	329,425
Insight Enterprises, Inc.*	28,084	498,772
Insituform Technologies, Inc.—Class A*	16,048	261,101
Insurance Auto Auctions, Inc.*	7,021	119,357
Interface, Inc.*	30,090	262,686
Intermet Corp.	15,045	64,694
Internet Security Systems, Inc.*	28,084	430,808
Invacare Corp.	18,054	807,375
Investment Technology Group, Inc.*	26,078	333,538
Ionics, Inc.*	13,039	368,352
Irwin Financial Corp.	17,051	450,146
J&J Snack Foods Corp.*	5,015	204,762
Jack in the Box, Inc.*	21,063	625,571
JAKKS Pacific, Inc.*	15,045	312,785
JDA Software Group, Inc.*	17,051	224,562
JLG Industries, Inc.	26,078	362,223
Jo-Ann Stores, Inc.*	13,039	383,347
K2, Inc.*	24,072	377,931
Kaman Corp.—Class A	13,039	182,416
Kansas City Southern Industries, Inc.*	37,111	575,221
Kellwood Co.	16,048	698,890
Kilroy Realty Corp.REIT	17,051	581,439
Kirby Corp.*	14,042	546,234
La-Z-Boy, Inc.	30,090	541,018
Laclede Group, Inc.	12,036	329,907
LandAmerica Financial Group, Inc.	11,033	429,515
Landry’s Restaurants, Inc.	16,048	479,675
Lawson Products, Inc.	6,018	229,587
Lennox International, Inc.	34,102	617,246
Lexington Corporate Properties TrustREIT	28,084	559,152
Libbey, Inc.	8,024	222,746
Linens ‘n Things, Inc.*	26,078	764,346
Lone Star Steakhouse & Saloon, Inc.	12,036	327,259
Lone Star Technologies, Inc.*	17,051	469,926
Longs Drug Stores Corp.	22,066	526,715
Lydall, Inc.*	9,027	88,194
M.D.C. Holdings, Inc.	19,057	1,212,215
MAF Bancorp, Inc.	19,057	813,353
MagneTek, Inc.*	17,051	142,205
ManTech International Corp.—Class A*	19,057	357,700
Marcus Corp.	17,051	294,130
Material Sciences Corp.*	8,024	85,456
Maximus, Inc.*	13,039	462,363
Meade Instruments Corp.*	12,036	38,395
Meritage Corp.*	8,024	552,051
Mesa Air Group, Inc.*	19,057	154,171
Methode Electronics, Inc.—Class A	21,063	273,187
Mobile Mini, Inc.*	8,024	227,962
Moog, Inc.—Class A*	15,045	558,320
Movie Gallery, Inc.	20,060	392,173
Mueller Industries, Inc.	20,060	718,148
Myers Industries, Inc.	18,054	254,561
Nasch-Finch Co.	7,021	175,736
National Presto Industries, Inc.	4,012	165,415
Nautilus Group, Inc.	19,057	371,802
NCO Group, Inc.*	18,054	481,861
Network Equipment Technologies, Inc.*	14,042	114,583
New Jersey Resources Corp.	16,048	667,276
Northwest Natural Gas Co.	16,048	489,464
NUI Corp.	9,027	131,794
NYFIX, Inc.*	19,057	93,189
O’Charley’s, Inc.*	12,036	206,899
Oceaneering International, Inc.*	15,045	515,290
Offshore Logistics, Inc.*	13,039	366,657
OM Group, Inc.*	17,051	562,855
On Assignment, Inc.*	15,045	88,766
Orthodontic Centers of America, Inc.*	29,087	238,223
Osteotech, Inc.*	10,030	65,095
Owens & Minor, Inc.	23,069	597,487
PAREXEL International Corp.*	15,045	297,891
Park Electrochemical Corp.	12,036	303,909
Paxar Corp.*	23,069	450,307
PC-Tel, Inc.*	12,036	142,025
Pegasus Systems, Inc.*	14,042	184,371
Penford Corp.	5,015	88,013
Pep Boys-Manny, Moe & Jack	35,105	889,913
Performance Food Group Co.*	27,081	718,730
Pericom Semiconductor Corp.*	15,045	161,132
Philadelphia Consolidated Holding Corp.*	13,039	783,252
Phillips-Van Heusen Corp.	18,054	347,540
Phoenix Technologies, Ltd.*	14,042	98,154
Photronics, Inc.*	19,057	360,939
Piedmont Natural Gas Company, Inc.	22,066	942,218
Pinnacle Entertainment, Inc.*	21,063	265,604
Pinnacle Systems, Inc.*	40,120	286,858
Piper Jaffray*	12,036	544,388
Planar Systems, Inc.*	9,027	120,872
PolyOne Corp.*	54,162	402,965
Pope & Talbot, Inc.	9,027	178,464
Presidential Life Corp.	17,051	307,259

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PRG-Schultz International, Inc.*	36,108	$197,511
Prime Hospitality Corp.*	26,078	276,948
ProAssurance Corp.*	17,051	581,610
Provident Bankshares Corp.	19,057	549,604
Province Healthcare Co.*	29,087	498,842
QRS Corp.*	9,027	59,127
Quaker Chemical Corp.	6,018	166,217
Quanex Corp.	10,030	488,461
Radiant Systems, Inc.*	15,045	70,561
RadiSys Corp.*	11,033	204,883
Ralcorp Holdings, Inc.*	17,051	600,195
Regal-Beloit Corp.	14,042	312,575
RehabCare Group, Inc.*	9,027	240,389
Reliance Steel & Aluminum Co.	19,057	768,378
Remington Oil & Gas Corp.*	16,048	378,733
Republic Bancorp, Inc.	37,111	515,843
Riggs National Corp.	17,051	360,117
RLI Corp.	15,045	549,143
Robbins & Myers, Inc.	8,024	180,139
Rock-Tenn Co.	21,063	357,018
Roxio, Inc.*	20,060	98,495
RTI International Metals, Inc.*	12,036	191,974
Rudolph Technologies, Inc.*	10,030	182,446
Russ Berrie & Company, Inc.	12,036	233,859
Russell Corp.	19,057	342,264
Ryans Restaurant Group, Inc.*	25,075	396,185
Ryerson Tull, Inc.	15,045	238,915
Savient Pharmaceuticals, Inc.*	35,105	87,060
School Specialty, Inc.*	11,033	400,608
Schulman (A.), Inc.	18,054	387,980
Schweitzer-Mauduit International, Inc.	9,027	276,497
SCM Microsystems, Inc.*	9,027	58,676
SCPIE Holdings, Inc.	6,018	54,764
Seacoast Financial Services Corp.	18,054	624,668
SEACOR SMIT, Inc.*	11,033	484,680
Selective Insurance Group, Inc.	16,048	639,994
Shaw Group, Inc.*	37,111	375,934
Shopko Stores, Inc.*	17,051	241,101
Shurgard Storage Centers, Inc.—Class AREIT	27,081	1,012,830
Skyline Corp.	5,015	203,860
SkyWest, Inc.	34,102	593,716
Skyworks Solutions, Inc.*	87,261	761,788
Smith (A.O.) Corp.	17,051	542,051
Sola International, Inc.*	19,057	328,352
Sourcecorp*	9,027	248,423
South Financial Group, Inc.	35,105	994,876
Southern Union Co.*	43,129	909,159
Southwest Gas Corp.	20,060	484,048
Spherion Corp.*	35,105	355,965
Spinnaker Exploration Co.*	20,060	789,962
SPSS, Inc.*	10,030	180,239
Standard Microsystems Corp.*	11,033	257,290
Standard Motor Products, Inc.	12,036	177,290
Standard Pacific Corp.	20,060	988,958
Standard Register Co.	17,051	202,907
Standex International Corp.	7,021	190,971
Steel Dynamics, Inc.*	29,087	832,760
Steel Technologies, Inc.	7,021	155,024
Sterling Bancshares, Inc.	26,078	370,047
Sterling Financial Corp.*	13,039	415,553
Stewart & Stevenson Services, Inc.	17,051	305,554
Stewart Information Services Corp.	11,033	372,584
Stone Energy Corp.*	16,048	733,072
Stride Rite Corp.	23,069	254,451
Sunrise Assisted Living, Inc.*	12,036	471,089
Supertex, Inc.*	8,024	131,112
Susquehanna Bancshares, Inc.	27,081	681,358
Swift Energy Co.*	16,048	354,019
SWS Group, Inc.	10,030	153,459
Symmetricom, Inc.*	26,078	232,094
TBC Corp.*	13,039	310,328
Technitrol, Inc.*	24,072	527,177
Texas Industries, Inc.	12,036	495,522
The Men’s Wearhouse, Inc.*	21,063	555,853
Theragenics Corp.*	18,054	83,409
Thomas Industries, Inc.	10,030	332,996
THQ, Inc.*	23,069	528,279
Three-Five Systems, Inc.*	12,036	61,384
Timken Co.	52,156	1,381,612
Tollgrade Communications, Inc.*	8,024	85,215
Too, Inc.*	20,060	335,002
Tower Automotive, Inc.*	34,102	124,131
Tredegar Corp.	22,066	355,925
Triumph Group, Inc.*	9,027	288,232
UGI Corp.	30,090	965,890
UICI*	27,081	644,799
UIL Holdings Corp.	8,024	390,689
Ultimate Electronics, Inc.*	9,027	44,593
Ultratech Stepper, Inc.*	14,042	228,604
Umpqua Holdings Corp.	17,051	357,900
Unisource Energy Corp.	20,060	498,491
United Bankshares, Inc.	25,075	814,938
United Stationers, Inc.*	20,060	796,784
Universal Forest Products, Inc.	10,030	323,468
URS Corp.*	25,075	687,055
US Oncology, Inc.*	50,150	738,208
USF Corp.	16,048	563,766
Valmont Industries, Inc.	14,042	321,562
Veritas DGC, Inc.*	20,060	464,389
Verity, Inc.*	22,066	298,112
Viasys Healthcare, Inc.*	18,054	377,509
Vital Signs, Inc.	7,021	203,890
Volt Information Sciences, Inc.*	9,027	284,441
W-H Energy Services, Inc.*	16,048	314,541
Waste Connections, Inc.*	25,076	743,739
Watsco, Inc.	16,048	450,467
Watts Industries, Inc.—Class A	19,057	513,586
Wausau-Mosinee Paper Corp.	30,090	520,556
Waypoint Financial Corp.	19,057	525,783
Wellman, Inc.	19,057	154,933
Wet Seal, Inc.—Class A*	18,054	94,422
Whitney Holding Corp.	24,072	1,075,297
Wolverine Tube, Inc.*	7,021	76,529
Woodward Governor Co.	7,021	506,284
World Acceptance Corp.*	11,033	202,235
Yellow Roadway Corp.*	28,084	1,119,428
Zale Corp.*	30,090	820,253
Zenith National Insurance Corp.	11,033	536,204

TOTAL COMMON STOCKS (Cost $122,217,402)		137,593,992

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$305,000	$305,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $305,000)		305,000

TOTAL INVESTMENT SECURITIES (Cost $122,522,402)—100.1%		137,898,992
Net other assets (liabilities)—(0.1)%		(102,140)

NET ASSETS—100.0%		$137,796,852

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Aerospace/Defense		2.3%
Agriculture		0.1%
Airlines		0.8%
Apparel		1.5%
Auto Parts & Equipment		0.5%
Banks		6.6%
Biotechnology		0.4%
Building Materials		1.2%
Chemicals		1.9%
Commercial Services		3.5%
Computers		1.5%
Distribution/Wholesale		2.4%
Diversified Financial Services		1.2%
Electric		2.2%
Electrical Components & Equipment		0.5%
Electronics		4.3%
Engineering & Construction		1.0%
Entertainment		0.2%
Environmental Control		0.9%
Food		3.1%
Forest Products & Paper		1.3%
Gas		4.9%
Hand/Machine Tools		0.2%
Healthcare—Products		2.3%
Healthcare—Services		2.1%
Home Builders		2.3%
Home Furnishings		0.7%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		4.1%
Internet		0.7%
Iron/Steel		2.1%
Leisure Time		0.7%
Lodging		0.8%
Machinery—Construction & Mining		0.4%
Machinery—Diversified		1.6%
Media		0.4%
Medical—Biomedical/Genetic		0.1%
Metal Fabricate/Hardware		3.1%
Mining		0.3%
Miscellaneous Manufacturing		2.0%
Office/Business Equipment		0.2%
Oil & Gas		2.8%
Oil & Gas Services		1.6%
Packaging & Containers		0.2%
Pharmaceuticals		0.7%
Real Estate Investment Trust		3.8%
Retail		8.8%
Savings & Loans		3.8%
Semiconductors		2.6%
Software		1.9%
Storage/Warehousing		0.2%
Telecommunications		2.8%
Textiles		0.4%
Toys/Games/Hobbies		0.4%
Transportation		2.7%
Water		0.2%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

29

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $122,522,402)	$137,898,992
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	77,067
Receivable for investments sold	156,589
Receivable for capital shares issued	6,899,504
Variation margin on futures contracts	440
Prepaid expenses	758

Total Assets	145,041,124

Liabilities:
Cash overdraft	394
Payable for investments purchased	7,043,518
Payable for capital shares redeemed	6
Advisory fees payable	58,429
Management services fees payable	11,686
Administration fees payable	2,509
Administrative services fees payable	38,964
Distribution fees payable	19,491
Other accrued expenses	69,275

Total Liabilities	7,244,272

Net Assets	$137,796,852

Net Assets consist of:
Capital	$129,846,272
Accumulated net investment income (loss)	(339,510)
Accumulated net realized gains (losses) on investments	(7,091,372)
Net unrealized appreciation (depreciation) on investments	15,381,462

Net Assets	$137,796,852

Shares of Beneficial Interest Outstanding	4,390,003

Net Asset Value (offering and redemption price per share)	$31.39

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$595,918
Interest	939

Total Investment Income	596,857

Expenses:
Advisory fees	357,130
Management services fees	71,427
Administration fees	18,855
Transfer agency and administrative service fees	262,559
Distribution fees	119,043
Custody fees	51,604
Fund accounting fees	30,478
Other fees	25,271

Total Expenses	936,367

Net Investment Income (Loss)	(339,510)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,198,679)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,620,660

Net Realized and Unrealized Gains (Losses) on Investments	426,929

Change in Net Assets Resulting from Operations	$87,419

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(339,510)	$(345,470)
Net realized gains (losses) on investments	(2,193,731)	(11,205)
Change in net unrealized appreciation/depreciation on investments	2,620,660	11,854,371

Change in net assets resulting from operations	87,419	11,497,696

Capital Transactions:
Proceeds from shares issued	558,683,185	495,634,985
Cost of shares redeemed	(568,147,784)	(389,124,083)

Change in net assets resulting from capital transactions	(9,464,599)	106,510,902

Change in net assets	(9,377,180)	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$137,796,852	$147,174,032

Accumulated net investment income (loss)	$(339,510)	$—

Share Transactions:
Issued	18,441,165	19,628,028
Redeemed	(19,131,002)	(15,903,875)

Change in shares	(689,837)	3,724,153

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.11	)(b)	(0.22	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	2.53		7.68		(8.40)

Total income (loss) from investment activities	2.42		7.46		(8.49)

Net Asset Value, End of Period	$31.39		$28.97		$21.51

Total Return	8.35	%(c)	34.68%		(28.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	19.7%		2.08%		2.45%
Net expenses(d)	1.97%		1.98%		1.98%
Net investment income (loss)(d)	(0.71)%		(0.87)%		(0.61)%
Supplemental Data:
Net assets, end of period (000’s)	$137,797		$147,174		$29,165
Portfolio turnover rate(e)	509	%(c)	906%		1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Aaron Rents, Inc.	17,010	$563,711
Accredo Health, Inc.*	25,515	993,809
Acuity Brands, Inc.	21,870	590,490
Administaff, Inc.*	14,580	242,028
Advanced Energy Industries, Inc.*	17,010	267,397
Advanced Medical Optics, Inc.*	15,795	672,393
ADVO, Inc.	15,795	519,971
American Healthways, Inc.*	17,010	452,806
American Medical Systems Holdings, Inc.*	17,010	573,237
AmSurg Corp.*	15,795	396,928
ANSYS, Inc.*	8,505	399,735
Arbitron, Inc.*	15,795	576,833
Arctic Cat, Inc.	10,935	301,041
Argosy Gaming Co.*	15,795	593,892
Armor Holdings, Inc.*	17,010	578,340
Artesyn Technologies, Inc.*	20,655	185,895
ArthroCare Corp.*	10,935	317,990
ATMI, Inc.*	17,010	464,543
Avid Technology, Inc.*	17,010	928,235
Axcelis Technologies, Inc.*	52,245	649,928
Baldor Electric Co.	17,010	397,184
Bally Total Fitness Holding Corp.*	18,225	91,125
BEI Technologies, Inc.	7,290	206,380
Bel Fuse, Inc.—Class B	6,075	253,328
Biolase Technology, Inc.*	13,365	179,893
Biosite Diagnostics, Inc.*	8,505	382,045
Brady Corp.—Class A	12,150	560,115
Briggs & Stratton Corp.	12,150	1,073,452
Brooks Automation, Inc.*	23,085	465,163
Cabot Oil & Gas Corp.	17,010	719,523
Cal Dive International, Inc.*	20,655	626,260
CARBO Ceramics, Inc.	8,505	580,466
Carreker Corp.*	13,365	133,917
Catapult Communications Corp.*	7,290	167,670
CEC Entertainment, Inc.*	19,440	573,674
Centene Corp.*	10,935	421,544
Century Aluminum Co.*	15,795	391,558
Cerner Corp.*	18,225	812,471
Champion Enterprises, Inc.*	36,450	334,611
Christopher & Banks Corp.	19,440	344,282
Clarcor, Inc.	13,365	612,117
Cognex Corp.	24,300	935,064
Coinstar, Inc.*	10,935	240,242
Commonwealth Telephone Enterprises, Inc.*	10,935	489,560
Community First Bankshares, Inc.	19,440	625,774
Concord Communications, Inc.*	9,720	110,905
Cooper Companies, Inc.	17,010	1,074,522
Cost Plus, Inc.*	10,935	354,841
CPI Corp.	4,860	71,539
Cuno, Inc.*	8,505	453,742
Cyberonics, Inc.*	12,150	405,324
Cymer, Inc.*	19,440	727,834
Daktronics, Inc.*	9,720	242,514
Delta & Pine Land Co.	20,655	453,377
Deltic Timber Corp.	6,075	233,280
Dendrite International, Inc.*	21,870	406,345
Diagnostic Products Corp.	15,795	694,032
Dime Community Bancshares, Inc.	19,440	339,811
Dionex Corp.*	10,935	603,284
DSP Group, Inc.*	15,795	430,256
East-West Bancorp, Inc.	26,730	820,611
EGL, Inc.*	24,300	646,380
Electronics Boutique Holdings Corp.*	12,150	320,031
ElkCorp	10,935	261,784
Engineered Support Systems, Inc.	13,365	781,986
Enzo Biochem, Inc.*	15,795	236,925
Essex Property Trust, Inc.REIT	12,150	830,453
Ethan Allen Interiors, Inc.	19,440	698,090
Evergreen Resources, Inc.*	23,085	932,634
FactSet Research Systems, Inc.	15,795	746,630
FEI Co.*	17,010	406,709
Filenet Corp.*	20,655	652,078
First BanCorp	20,655	841,691
First Midwest Bancorp, Inc.	24,300	855,603
Fleetwood Enterprises, Inc.*	27,945	406,600
FLIR Systems, Inc.*	18,225	1,000,552
Florida Rock Industries, Inc.	23,085	973,494
Forward Air Corp.*	10,935	408,969
Fossil, Inc.*	37,665	1,026,371
Fred’s, Inc.	20,655	456,269
Fremont General Corp.	40,095	707,677
Frontier Oil Corp.	13,365	283,204
Genesco, Inc.*	10,935	258,394
Georgia Gulf Corp.	17,010	609,978
Global Imaging Systems, Inc.*	12,150	445,419
Global Payments, Inc.	19,440	875,188
Gold Banc Corp., Inc.	20,655	320,153
Griffon Corp.*	15,795	351,913
Guitar Center, Inc.*	13,365	594,341
Haemonetics Corp.*	13,365	396,272
Harland (John H.) Co.	14,580	427,923
Harmonic, Inc.*	37,665	320,906
Headwaters, Inc.*	18,225	472,574
Heartland Express, Inc.	26,730	731,333
Heidrick & Struggles International, Inc.*	9,720	288,490
Helix Technology Corp.	13,365	285,075
Hibbet Sporting Goods, Inc.*	12,150	332,303
Hilb, Rogal & Hamilton Co.	19,440	693,619
Hologic, Inc.*	10,935	254,239
Hot Topic, Inc.*	24,300	497,907
Hudson United Bancorp	23,085	860,609
Hydril Co.*	12,150	382,725
Hyperion Solutions Corp.*	20,655	903,036
ICU Medical, Inc.*	7,290	244,434
IDEX Corp.	26,730	918,176
IDEXX Laboratories, Inc.*	18,225	1,147,081
Imagistics International, Inc.*	8,505	301,077
Immucor, Inc.*	10,935	355,934
INAMED Corp.*	18,225	1,145,440
Input/Output, Inc.*	38,880	322,315
Integra LifeSciences Holdings*	14,580	514,236
Inter-Tel, Inc.	13,365	333,724
Intermagnetics General Corp.*	8,505	289,425
Intrado, Inc.*	8,505	136,845
Invision Technologies, Inc.*	9,720	485,028
Itron, Inc.*	10,935	250,849
J. Jill Group, Inc.*	10,935	257,957
J2 Global Communications, Inc.*	12,150	337,770
K-Swiss, Inc.—Class A	18,225	368,327

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Kaydon Corp.	14,580	$450,959
Keithley Instruments, Inc.	8,505	188,386
Knight Transportation, Inc.*	19,440	558,511
Kopin Corp.*	36,450	186,260
Kroll, Inc.*	20,655	761,756
Kronos, Inc.*	15,795	650,754
Kulicke & Soffa Industries, Inc.*	26,730	292,961
LabOne, Inc.*	8,505	270,289
Labor Ready, Inc.*	21,870	338,985
Lance, Inc.	15,795	243,243
Landstar System, Inc.*	15,795	835,082
Lindsay Manufacturing Co.	6,075	145,922
Littelfuse, Inc.*	12,150	515,282
Macdermid, Inc.	15,795	534,661
Manhattan Associates, Inc.*	15,795	487,750
Manitowoc Co.	14,580	493,533
MapInfo Corp.*	10,935	115,911
Massey Energy Co.	40,095	1,131,080
Maverick Tube Corp.*	21,870	574,307
Medicis Pharmaceutical Corp.	30,375	1,213,480
MemberWorks, Inc.*	6,075	179,942
Mentor Corp.	21,870	749,922
Mercury Computer Systems, Inc.*	10,935	271,188
Merit Medical Systems, Inc.*	13,365	212,904
MGI Pharma, Inc.*	36,450	984,515
Micros Systems, Inc.*	9,720	466,268
Microsemi Corp.*	31,590	448,894
Midas, Inc.*	8,505	147,987
Midway Games, Inc.*	36,450	419,904
Milacron, Inc.*	26,730	106,920
Monaco Coach Corp.	15,795	444,945
MRO Software, Inc.*	13,365	181,898
Multimedia Games, Inc.*	14,580	391,036
Nature’s Sunshine Products, Inc.	7,290	103,810
NBTY, Inc.*	35,235	1,035,557
NDCHealth Corp.	19,440	451,008
Nelson (Thomas), Inc.	7,290	165,775
Netegrity, Inc.*	19,440	164,462
New Century Financial Corp.	18,225	853,295
Noven Pharmaceuticals, Inc.*	12,150	267,543
NVR, Inc.*	3,645	1,764,909
Odyssey Healthcare, Inc.*	19,440	365,861
Omnova Solutions, Inc.*	20,655	125,996
OshKosh B’Gosh, Inc.—Class A	6,075	151,693
Oshkosh Truck Corp.	18,225	1,044,475
Oxford Industries, Inc.	8,505	370,478
P.F. Chang’s China Bistro, Inc.*	13,365	549,970
Panera Bread Co.*	15,795	566,725
Papa John’s International, Inc.*	9,720	287,129
Patina Oil & Gas Corp.	37,665	1,125,054
Pediatrix Medical Group, Inc.*	13,365	933,545
Pharmaceutical Product Development, Inc.*	29,160	926,413
Photon Dynamics, Inc.*	8,505	298,270
Plains Resources, Inc.*	13,365	226,537
Polaris Industries, Inc.	23,085	1,108,079
PolyMedica Corp.	14,580	452,563
Possis Medical, Inc.*	9,720	331,938
Power Integrations, Inc.*	15,795	393,296
Prima Energy Corp.*	7,290	288,465
Priority Healthcare Corp.—Class B*	23,085	529,801
Progress Software Corp.*	19,440	421,265
Quiksilver, Inc.*	30,375	723,228
RARE Hospitality International, Inc.*	18,225	453,803
Rayovac Corp.*	18,225	512,123
Regeneron Pharmaceuticals, Inc.*	29,160	307,055
ResMed, Inc.*	18,225	928,746
Respironics, Inc.*	18,225	1,070,719
Rewards Network, Inc.*	13,365	120,285
Rogers Corp.*	8,505	594,500
Roper Industries, Inc.	19,440	1,106,135
SafeNet, Inc.*	1	15
Sanderson Farms, Inc.	10,935	586,335
SBS Technologies, Inc.*	8,505	136,675
ScanSource, Inc.*	6,075	360,977
SCP Pool Corp.	18,225	820,125
Select Comfort Corp.*	19,440	552,096
SERENA Software, Inc.*	23,085	440,693
Shuffle Master, Inc.*	12,150	441,167
Sierra Health Services, Inc.*	14,580	651,726
Simpson Manufacturing Co., Inc.	13,365	750,044
Sonic Corp.*	31,590	718,672
Southwest Bancorporation of Texas, Inc.	18,225	804,087
Southwestern Energy Co.*	19,440	557,345
St. Mary Land & Exploration Co.	14,580	519,777
StarTek, Inc.	7,290	260,982
Stein Mart, Inc.*	21,870	355,606
Sturm, Ruger & Co., Inc.	14,580	176,564
SurModics, Inc.*	9,720	239,501
Sybron Dental Special, Inc.*	20,655	616,552
Take-Two Interactive Software, Inc.*	23,085	707,324
TALX Corp.	7,290	178,095
Techne Corp.*	21,870	950,252
Teledyne Technologies, Inc.*	17,010	340,540
Tetra Tech, Inc.*	29,160	475,891
TETRA Technologies, Inc.*	12,150	326,228
The Children’s Place Retail Stores, Inc.*	14,580	342,922
The Steak n Shake Co.*	14,580	265,648
Toro Co.	13,365	936,486
Tractor Supply Co.*	20,655	863,791
Triarc Companies, Inc.	34,020	345,983
Trimble Navigation, Ltd.*	26,730	742,826
TrustCo Bank Corp. NY	38,880	509,328
UCBH Holdings, Inc.	24,300	960,335
Unit Corp.*	24,300	764,235
United Natural Foods, Inc.*	20,655	597,136
United Surgical Partners International, Inc.*	14,580	575,473
Urban Outfitters, Inc.*	20,655	1,258,095
Varian Semiconductor Equipment Associates, Inc.*	19,440	749,605
Veeco Instruments, Inc.*	15,795	407,669
ViaSat, Inc.*	13,365	333,457
Vicor Corp.*	21,870	399,565
Vintage Petroleum, Inc.	34,020	577,319
Wabash National Corp.*	18,225	502,099
Watson Wyatt & Company Holdings	17,010	453,317
WD-40 Co.	8,505	254,640
WebEx Communications, Inc.*	23,085	502,330
Websense, Inc.*	12,150	452,345

See accompanying notes to the financial statements.

34

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Wilson Greatbatch Technologies, Inc.*	10,935	$305,633
Winnebago Industries, Inc.	18,225	679,428
Wintrust Financial Corp.	10,935	552,327
WMS Industries, Inc.*	15,795	470,691
Wolverine World Wide, Inc.	20,655	542,194
X-Rite, Inc.	10,935	158,995

TOTAL COMMON STOCKS (Cost $108,860,312)		124,081,064

TOTAL INVESTMENT SECURITIES (Cost $108,860,312)—99.9%		124,081,064
Net other assets (liabilities)—0.1%		95,420

NET ASSETS—100.0%		$124,176,484

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $118,140)	2	$4,872
ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.4%
Aerospace/Defense		0.9%
Agriculture		0.4%
Apparel		1.7%
Auto Manufactures		1.2%
Banks		6.3%
Biotechnology		0.9%
Building Materials		1.6%
Chemicals		1.0%
Coal		1.3%
Commercial Services		4.2%
Computers		2.5%
Distribution/Wholesale		1.0%
Diversified Financial Services		0.7%
Electrical Components & Equipment		2.0%
Electronics		5.5%
Entertainment		0.8%
Environmental Control		0.4%
Food		1.1%
Forest Products & Paper		0.2%
Hand/Machine Tools		0.4%
Healthcare—Products		10.2%
Healthcare—Services		4.2%
Home Builders		2.9%
Home Furnishings		0.6%
Household Products/Wares		1.4%
Housewares		0.8%
Insurance		0.6%
Internet		1.2%
Leisure Time		1.9%
Machinery & Equipment		0.1%
Machinery—Diversified		2.8%
Media		0.1%
Metal Fabricate/Hardware		0.8%
Mining		0.3%
Miscellaneous Manufacturing		2.7%
Office/Business Equipment		0.2%
Oil & Gas		4.6%
Oil & Gas Services		2.2%
Pharmaceuticals		4.1%
Pipelines		0.2%
Real Estate Investment Trust		0.7%
Retail		8.5%
Savings & Loans		0.3%
Semiconductors		3.8%
Software		6.6%
Telecommunications		1.0%
Transportation		2.6%
Other**		0.1%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $108,860,312)	$124,081,064
Segregated cash balances with brokers for futures contracts	7,774
Dividends and interest receivable	44,666
Receivable for investments sold	248,952
Receivable for capital shares issued	15,433,768
Variation margin on futures contracts	440
Prepaid expenses	763

Total Assets	139,817,427

Liabilities:
Cash overdraft	44,214
Payable for investments purchased	15,422,959
Payable for capital shares redeemed	9
Advisory fees payable	49,964
Management services fees payable	9,993
Administration fees payable	2,145
Administrative services fees payable	33,317
Distribution fees payable	16,663
Other accrued expenses	61,679

Total Liabilities	15,640,943

Net Assets	$124,176,484

Net Assets consist of:
Capital	$113,023,236
Accumulated net investment income (loss)	(625,213)
Accumulated net realized gains (losses) on investments	(3,447,163)
Net unrealized appreciation (depreciation) on investments	15,225,624

Net Assets	$124,176,484

Shares of Beneficial Interest Outstanding	3,615,068

Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$269,481
Interest	1,099

Total Investment Income	270,580

Expenses:
Advisory fees	345,601
Management services fees	69,121
Administration fees	16,842
Transfer agency and administrative service fees	254,491
Distribution fees	115,200
Custody fees	40,358
Fund accounting fees	29,560
Other fees	24,620

Total Expenses	895,793

Net Investment Income (Loss)	(625,213)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,090,584)
Net realized gains (losses) on futures contracts	4,948
Change in net unrealized appreciation/depreciation on investments	2,667,016

Net Realized and Unrealized Gains (Losses) on Investments	(418,620)

Change in Net Assets Resulting from Operations	$(1,043,833)

See accompanying notes to the financial statements.

36

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(625,213)	$(801,659)
Net realized gains (losses) on investments	(3,085,636)	6,712,083
Change in net unrealized appreciation/depreciation on investments	2,667,016	11,132,320

Change in net assets resulting from operations	(1,043,833)	17,042,744

Capital Transactions:
Proceeds from shares issued	647,554,767	584,624,502
Cost of shares redeemed	(675,735,899)	(472,233,428)

Change in net assets resulting from capital transactions	(28,181,132)	112,391,074

Change in net assets	(29,224,965)	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$124,176,484	$153,401,449

Accumulated net investment income (loss)	$(625,213)	$—

Share Transactions:
Issued	19,583,886	21,205,364
Redeemed	(20,862,550)	(17,338,537)

Change in shares	(1,278,664)	3,866,827

See accompanying notes to the financial statements.

37

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.35		$23.24		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.37	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	3.22	(c)	8.38		(6.45)

Total income (loss) from investment activities	3.00		8.01		(6.66)
Net Asset Value, End of Period	$34.35		$31.35		$23.34

Total Return	9.57	%(d)	34.32%		(22.20	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.00%		2.20%
Net expenses(e)	1.94%		1.98%		1.98%
Net investment income (loss)(e)	(1.36)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$124,176		$153,401		$23,968
Portfolio turnover rate(f)	661	%(d)	785%		1,260	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.8%)
Aluminum Corporation of China, Ltd.ADR	11,468	$623,974
AU Optronics Corp.ADR	36,893	602,838
BHP Billiton, Ltd.ADR	82,472	1,444,909
China Mobile (Hong Kong), Ltd.ADR	149,816	2,271,211
China Petroleum and Chemical Corp. (Sinopec)ADR	55,144	2,037,571
China Telecom Corp., Ltd.ADR	38,064	1,343,279
China Unicom, Ltd.ADR	97,844	772,968
China Yuchai International, Ltd.ADR	30,256	551,264
Chinadotcom Corp.—Class A*	74,908	552,821
Chunghwa Telecom Company, Ltd.ADR	56,120	989,957
Dr. Reddy’s Laboratories, Ltd.ADR	26,840	466,479
Flextronics International, Ltd.*	45,140	719,983
Huaneng Power International, Inc.ADR	24,400	883,280
Icici Bank, Ltd.ADR	41,480	501,908
Infosys Technologies, Ltd.ADR	9,760	905,435
Kookmin BankADR	22,448	704,418
KT Corp.ADR	42,212	761,504
Nam Tai Electronics, Inc.	28,258	608,112
National Australia Bank, Ltd.ADR	12,932	1,348,290
Netease.com, Inc.ADR*	12,688	524,268
PetroChina Company, Ltd.ADR	61,976	2,869,489
POSCOADR	25,620	858,526
Satyam Computer Services, Ltd.ADR	29,280	541,680
SINA Corp.*	18,544	611,767
SK Telecom Co., Ltd.ADR	44,896	942,367
Sohu.com, Inc.*	30,012	596,639
Taiwan Semiconductor Manufacturing Co., Ltd.ADR	192,646	1,600,890
The News Corporation, Ltd.ADR	53,192	1,884,061
Tommy Hilfiger Corp.*	33,672	509,794
United Microelectronics Corp.ADR*	184,220	793,988

TOTAL COMMON STOCKS (Cost $24,483,150)		29,823,670

	Principal Amount
U.S Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$43,000	43,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $24,526,150)—99.9%		29,866,670
Net other assets (liabilities)—0.1%		24,036

NET ASSETS—100.0%		$29,890,706

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Apparel		1.7%
Auto Parts & Equipment		1.8%
Banks		8.5%
Electric		3.0%
Electronics		6.5%
Internet		7.6%
Iron/Steel		2.9%
Media		6.3%
Mining		6.9%
Oil & Gas		16.4%
Pharmaceuticals		1.6%
Semiconductors		8.0%
Software		4.8%
Telecommunications		23.8%
Other**		0.2%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Australia		19.4%
China		31.6%
Hong Kong		12.0%
India		6.4%
Korea		10.9%
Singapore		2.4%
Taiwan		17.1%
United States**		0.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,526,150)	$29,866,670
Cash	15,295
Dividends and interest receivable	154,378
Prepaid expenses	430

Total Assets	30,036,773

Liabilities:
Payable for capital shares redeemed	81,648
Advisory fees payable	18,758
Management services fees payable	3,751
Administration fees payable	804
Administrative services fees payable	12,506
Distribution fees payable	6,255
Other accrued expenses	22,345

Total Liabilities	146,067

Net Assets	$29,890,706

Net Assets consist of:
Capital	$29,425,038
Accumulated net investment income (loss)	141,497
Accumulated net realized gains (losses) on investments	(5,016,349)
Net unrealized appreciation (depreciation) on investments	5,340,520

Net Assets	$29,890,706

Shares of Beneficial Interest Outstanding	846,851

Net Asset Value (offering and redemption price per share)	$35.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$431,463
Interest	72

Total Investment Income	431,535

Expenses:
Advisory fees	159,914
Management services fees	31,983
Administration fees	6,063
Transfer agency and administrative service fees	118,396
Distribution fees	53,305
Custody fees	11,229
Fund accounting fees	14,111
Other fees	10,147

Total Expenses	405,148

Net Investment Income (Loss)	26,387

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	233,507
Net realized gains (losses) on futures contracts	14,271
Change in net unrealized appreciation/depreciation on investments	(5,941,834)

Net Realized and Unrealized Gains (Losses) on Investments	(5,694,056)

Change in Net Assets Resulting from Operations	$(5,667,669)

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$26,387	$115,110
Net realized gains (losses) on investments	247,778	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(5,941,834)	11,050,756

Change in net assets resulting from operations	(5,667,669)	8,400,731

Distributions to Shareholders From:
Net investment income	—	(17,570)

Change in net assets resulting from distributions	—	(17,570)

Capital Transactions:
Proceeds from shares issued	80,295,060	207,600,563
Dividends reinvested	—	17,570
Cost of shares redeemed	(93,874,929)	(185,439,244)

Change in net assets resulting from capital transactions	(13,579,869)	22,178,889

Change in net assets	(19,247,538)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$29,890,706	$49,138,244

Accumulated net investment income (loss)	$141,497	$115,110

Share Transactions:
Issued	2,030,246	6,893,249
Reinvested	—	472
Redeemed	(2,451,125)	(6,416,222)

Change in shares	(420,879)	477,499

See accompanying notes to the financial statements.

41

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$38.76		$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(3.48)		15.09	(6.55)

Total income (loss) from investment activities	(3.46)		15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—
Net Asset Value, End of Period	$35.30		$38.76	$23.51

Total Return	(8.93	)%(c)	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.90%		1.93%	2.03%
Net expenses(d)	1.90%		1.93%	1.98%
Net invesment income (loss)(d)	0.12%		0.54%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$29,891		$49,138	$18,576
Portfolio turnover rate(e)	188	%(c)	831%	1,321	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
Alcatel SAADR*	198,940	$3,081,581
Alcon, Inc.	41,160	3,237,234
ASM Lithography Holding N.V.*	161,210	2,758,303
AstraZeneca PLCADR	108,045	4,931,174
Autoliv, Inc.	54,880	2,315,936
Aventis SAADR	58,310	4,435,642
BP Amoco PLCADR	178,360	9,554,744
DaimlerChrysler AG	87,465	4,116,978
Diageo PLCADR	68,600	3,755,850
Elan Corp., PLC*	116,620	2,885,179
Ericsson (LM) Telephone Co.ADR*	145,775	4,361,588
Flamel TechnologiesADR*	84,035	2,069,782
GlaxoSmithKline PLCADR	162,925	6,754,871
HSBC Holdings PLCADR	111,475	8,350,592
Infineon TechnologiesADR*	202,370	2,752,232
Koninklijke (Royal) Philips Electronics NVADR	132,055	3,591,896
Nokia OYJADR	337,855	4,912,412
Novartis AGADR	152,635	6,792,257
Rio Tinto PLC	34,300	3,363,115
Royal Dutch Petroleum Co.ADR	123,480	6,380,212
Ryanair Holdings PLCADR*	72,030	2,361,143
SAP AGADR	106,330	4,445,657
Shell Transport & Trading Co.ADR	111,475	4,982,933
Siemens AGADR	63,455	4,601,757
STMicroelectronics NVADR	135,485	2,982,025
Total Fina SAADR	72,030	6,920,642
UBS AG	75,460	5,362,188
Unilever NVADR	54,880	3,759,829
Vodafone Group PLCADR	343,000	7,580,299
Willis Group Holdings, Ltd.	66,885	2,504,843

TOTAL COMMON STOCKS (Cost $116,134,113)		135,902,894

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$294,000	294,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $116,428,113)—100.4%		136,196,894
Net other assets (liabilities)—(0.4)%		(517,629)

NET ASSETS—100.0%		$135,679,265

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $399,350)	7	$(4,041)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Airlines		1.7%
Auto Manufacturers		4.7%
Banks		10.1%
Beverages		2.8%
Electronics		4.6%
Food		2.8%
Healthcare		2.1%
Healthcare—Products		2.4%
Insurance		1.8%
Miscellaneous Manufacturing		3.4%
Oil & Gas		23.1%
Pharmaceuticals		18.5%
Semiconductors		4.2%
Software		3.3%
Telecommunications		14.7%
Other**		(0.2)%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2004:

Finland		3.6%
France		12.2%
Germany		13.4%
Ireland		3.9%
Netherlands		12.2%
Sweden		3.2%
Switzerland		13.5%
United Kingdom		38.2%
United States		(0.2)%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and other net assets (liabilities).
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $116,428,113)	$136,196,894
Segregated cash balances with brokers for futures contracts	26,390
Dividends and interest receivable	176,841
Receivable for capital shares issued	38,650
Prepaid expenses	1,331

Total Assets	136,440,106

Liabilities:
Cash overdraft	578
Payable for capital shares redeemed	506,449
Variation margin on futures contracts	1,663
Advisory fees payable	77,289
Management services fees payable	15,458
Administration fees payable	3,330
Administrative services fees payable	57,815
Distribution fees payable	40,371
Other accrued expenses	57,888

Total Liabilities	760,841

Net Assets	$135,679,265

Net Assets consist of:
Capital	$145,614,959
Accumulated net investment income (loss)	462,928
Accumulated net realized gains (losses) on investments	(30,163,362)
Net unrealized appreciation (depreciation) on investments	19,764,740

Net Assets	$135,679,265

Shares of Beneficial Interest Outstanding	5,156,492

Net Asset Value (offering and redemption price per share)	$26.31

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,445,438
Interest	10,981

Total Investment Income	1,456,419

Expenses:
Advisory fees	484,441
Management services fees	96,889
Administration fees	21,439
Transfer agency and administrative service fees	309,775
Distribution fees	161,480
Custody fees	23,383
Fund accounting fees	37,023
Other fees	28,415

Total Expenses	1,162,845

Net Investment Income (Loss)	293,574

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,470,675
Net realized gains (losses) on futures contracts	(65,123)
Change in net unrealized appreciation (depreciation) on investments	(8,260,666)

Net Realized and Unrealized Gains (Losses) on Investments	1,144,886

Change in Net Assets Resulting from Operations	$1,438,460

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$293,574	$169,354
Net realized gains (losses) on investments	9,405,552	(38,636)
Change in net unrealized appreciation/depreciation on investments	(8,260,666)	25,492,572

Change in net assets resulting from operations	1,438,460	25,623,290

Distributions to Shareholders From:
Net investment income	—	(130,122)

Change in net assets resulting from distributions	—	(130,122)

Capital Transactions:
Proceeds from shares issued	337,355,670	392,950,300
Dividends reinvested	—	130,122
Cost of shares redeemed	(345,133,515)	(309,673,943)

Change in net assets resulting from capital transactions	(7,777,845)	83,406,479

Change in net assets	(6,339,385)	108,899,647
Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$135,679,265	$142,018,650

Accumulated net investment income (loss)	$462,928	$169,354

Share Transactions:
Issued	12,855,763	19,540,491
Reinvested	—	5,335
Redeemed	(13,388,174)	(15,695,886)

Change in shares	(532,411)	3,849,940

See accompanying notes to the financial statements.

45

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$24.96		$18.01	$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.05 (b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments	1.29		6.92	(6.32)	(7.68)		(4.79)	6.86

Total income (loss) from investment activities	1.35		6.97	(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—		—	—

Net realized gains on investments	—		—	—	—		(0.14)	—

Total distributions	—		(0.02)	—	—		(0.14)	—

Net Asset Value, End of Period	$26.31		$24.96	$18.01	$24.26		$31.98	$36.82
Total Return	5.41	%(c)	38.73%	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	2.03%	1.89%		1.65%	2.39%
Net expenses(d)	1.80%		1.91%	1.98%	1.89%		1.65%	1.78%
Net investment income (loss)(d)	0.45%		0.25%	0.33%	(0.14)%		0.26%	(1.00)%
Supplemental Data:
Net assets, end of period (000’s)	$135,679		$142,019	$33,119	$52,253		$25,004	$3,262
Portfolio turnover rate(e)	245	%(c)	376%	1,280%	1,002%		1,434%	100	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Japan (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (55.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,504,000	$8,504,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,504,000	8,504,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,504,000	8,504,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,512,000)		25,512,000

Repurchase Agreements (37.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,499,236 (Collateralized by $8,651,000 Federal National Mortgage Association, 1.625%, 04/30/05, market value $8,669,787)	8,499,000	8,499,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,504,213 (Collateralized by $8,685,000 U.S. Treasury Notes, 3.01%, 06/02/06, market value $8,679,896)	8,504,000	8,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,003,000)		17,003,000

	Contracts
Options Purchased (1.5%)
Nikkei 225 Futures Call Option expiring August 2004 @ $5,250	20	674,500

TOTAL OPTIONS PURCHASED (Cost $630,090)		674,500

TOTAL INVESTMENT SECURITIES (Cost $43,145,090)—93.9%		43,189,500
Net other assets (liabilities)—6.1%		2,811,848

NET ASSETS—100.0%		$46,001,348

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring September 2004 (Underlying face amount at value $44,621,400)	744	$1,541,002

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Japan

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,142,090)	$26,186,500
Repurchase agreements, at cost	17,003,000

Total Investments	43,189,500
Segregated cash balances with brokers for futures contracts	2,664,321
Interest receivable	449
Receivable for capital shares issued	184,925
Variation margin on futures contracts	248,348
Prepaid expenses	312

Total Assets	46,287,855

Liabilities:
Cash overdraft	212,838
Payable for capital shares redeemed	3,912
Advisory fees payable	23,370
Management services fees payable	4,674
Administration fees payable	1,006
Administrative services fees payable	15,588
Distribution fees payable	7,808
Other accrued expenses	17,311

Total Liabilities	286,507

Net Assets	$46,001,348

Net Assets consist of:
Capital	$45,137,663
Accumulated net investment income (loss)	(179,763)
Accumulated net realized gains (losses) on investments	(541,964)
Net unrealized appreciation (depreciation) on investments	1,585,412

Net Assets	$46,001,348

Shares of Beneficial Interest Outstanding	1,486,192

Net Asset Value (offering and redemption price per share)	$30.95

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$158,746

Expenses:
Advisory fees	135,557
Management services fees	27,112
Administration fees	6,432
Transfer agency and administrative service fees	98,855
Distribution fees	45,186
Custody fees	8,030
Fund accounting fees	10,154
Other fees	7,183

Total Expenses	338,509

Net Investment Income (Loss)	(179,763)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,286,455)
Net realized gains (losses) on futures contracts	2,227,910
Change in net unrealized appreciation/depreciation on investments	29,198

Net Realized and Unrealized Gains (Losses) on Investments	(29,347)

Change in Net Assets Resulting from Operations	$(209,110)

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Japan

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(179,763)	$(167,752)
Net realized gains (losses) on investments	(58,545)	(237,951)
Change in net unrealized appreciation/depreciation on investments	29,198	1,286,149

Change in net assets resulting from operations	(209,110)	880,446

Capital Transactions:
Proceeds from shares issued	152,645,207	181,351,423
Cost of shares redeemed	(131,623,063)	(160,115,916)

Change in net assets resulting from capital transactions	21,022,144	21,235,507

Change in net assets	20,813,034	22,115,953
Net Assets:
Beginning of period	25,188,314	3,072,361

End of period	$46,001,348	$25,188,314

Accumulated net investment income (loss)	$(179,763)	$—

Share Transactions:
Issued	5,037,294	7,399,288
Redeemed	(4,455,993)	(6,634,322)

Change in shares	581,301	764,966

See accompanying notes to the financial statements.

49

PROFUNDS VP

ProFund VP Japan

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.84		$21.96		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.28	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments	3.26	(c)	6.16		(7.90)

Total income (loss) from investment activities	3.11		5.88		(8.04)

Net Asset Value, End of Period	$30.95		$27.84		$21.96

Total Return	11.17	%(d)	26.78%		(26.80	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.87%		1.95%		2.06%
Net expenses(e)	1.87%		1.95%		1.98%
Net investment income (loss)(e)	(0.99)%		(1.12)%		(0.85)%
Supplemental Data:
Net assets, end of period (000’s)	$46,001		$25,188		$3,072
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.1%)
3M Co.	7,592	$683,356
Abbott Laboratories	15,132	616,780
ACE, Ltd.	2,756	116,524
ADC Telecommunications, Inc.*	7,852	22,300
Adobe Systems, Inc.	2,288	106,392
Advanced Micro Devices, Inc.*	3,432	54,569
AES Corp.*	6,188	61,447
Aetna, Inc.	1,456	123,760
Affiliated Computer Services, Inc.—Class A*	1,300	68,822
AFLAC, Inc.	4,940	201,601
Agilent Technologies, Inc.*	4,680	137,031
Air Products & Chemicals, Inc.	2,184	114,551
Alberto-Culver Co.—Class B	897	44,976
Albertson’s, Inc.	3,588	95,226
Alcoa, Inc.	8,424	278,245
Allegheny Energy, Inc.*	1,248	19,232
Allegheny Technologies, Inc.	780	14,079
Allergan, Inc.	1,248	111,721
Allied Waste Industries, Inc.*	3,068	40,436
Allstate Corp.	6,812	317,099
Alltel Corp.	2,964	150,038
Altera Corp.*	3,640	80,881
Altria Group, Inc.	19,864	994,193
Ambac Financial Group, Inc.	1,040	76,378
Amerada Hess Corp.	884	70,004
Ameren Corp.	1,768	75,953
American Electric Power, Inc.	3,848	123,136
American Express Co.	12,376	635,879
American Greetings Corp.—Class A*	455	10,547
American International Group, Inc.	25,272	1,801,388
American Power Conversion Corp.	1,924	37,807
American Standard Cos.*	2,080	83,845
AmerisourceBergen Corp.	1,092	65,280
Amgen, Inc.*	12,324	672,521
AmSouth Bancorp	3,432	87,413
Anadarko Petroleum Corp.	2,444	143,218
Analog Devices, Inc.	3,640	171,371
Andrew Corp.*	1,560	31,216
Anheuser-Busch Companies, Inc.	7,800	421,200
Anthem, Inc.*	1,352	121,085
AON Corp.	3,068	87,346
Apache Corp.	3,172	138,141
Apartment Investment & Management Co.—Class AREIT	936	29,138
Apollo Group, Inc.—Class A*	1,716	151,506
Apple Computer, Inc.*	3,692	120,138
Applera Corp.—Applied Biosystems Group	1,976	42,978
Applied Materials, Inc.*	16,328	320,355
Applied Micro Circuits Corp.*	3,016	16,045
Archer-Daniels-Midland Co.	6,292	105,580
Ashland, Inc.	676	35,700
AT&T Corp.	7,696	112,592
AT&T Wireless Services, Inc.*	26,416	378,277
Autodesk, Inc.	1,092	46,749
Automatic Data Processing, Inc.	5,720	239,554
AutoNation, Inc.*	2,600	44,460
AutoZone, Inc.*	780	62,478
Avaya, Inc.*	4,316	68,150
Avery Dennison Corp.	1,092	69,899
Avon Products, Inc.	4,576	211,137
Baker Hughes, Inc.	3,224	121,384
Ball Corp.	572	41,213
Bank of America Corp.	19,889	1,683,008
Bank of New York Company, Inc.	7,540	222,279
Bank One Corp.	7,942	405,042
Bard (C.R.), Inc.	988	55,970
Bausch & Lomb, Inc.	520	33,836
Baxter International, Inc.	5,928	204,575
BB&T Corp.	5,460	201,856
Bear Stearns Cos., Inc.	1,040	87,682
Becton, Dickinson & Co.	2,444	126,599
Bed Bath & Beyond, Inc.*	2,912	111,966
BellSouth Corp.	17,784	466,296
Bemis Company, Inc.	1,040	29,380
Best Buy Co., Inc.	3,120	158,309
Big Lots, Inc.*	1,092	15,790
Biogen Idec, Inc.*	3,281	207,523
Biomet, Inc.	2,444	108,611
BJ Services Co.*	1,560	71,510
Black & Decker Corp.	780	48,461
Block H& R, Inc.	1,716	81,819
BMC Software, Inc.*	2,184	40,404
Boeing Co.	8,164	417,099
Boise Cascade Corp.	832	31,316
Boston Scientific Corp.*	8,112	347,194
Bristol-Myers Squibb Co.	18,824	461,188
Broadcom Corp.—Class A*	3,068	143,490
Brown-Forman Corp.	1,196	57,731
Brunswick Corp.	936	38,189
Burlington Northern Santa Fe Corp.	3,588	125,831
Burlington Resources, Inc.	3,848	139,221
Calpine Corp.*	4,056	17,522
Campbell Soup Co.	4,004	107,628
Capital One Financial Corp.	2,340	160,009
Cardinal Health, Inc.	4,160	291,408
Caremark Rx, Inc.*	4,420	145,595
Carnival Corp.	6,136	288,392
Caterpillar, Inc.	3,328	264,376
Cendant Corp.	9,880	241,861
CenterPoint Energy, Inc.	2,964	34,086
Centex Corp.	1,196	54,717
CenturyTel, Inc.	1,352	40,614
Charter One Financial, Inc.	2,184	96,511
ChevronTexaco Corp.	10,348	973,850
Chiron Corp.*	1,820	81,245
Chubb Corp.	1,820	124,088
CIENA Corp.*	5,512	20,505
CIGNA Corp.	1,352	93,031
Cincinnati Financial Corp.	1,660	72,243
Cinergy Corp.	1,768	67,184
Cintas Corp.	1,664	79,323
Circuit City Stores, Inc.	1,924	24,916
Cisco Systems, Inc.*	65,520	1,552,823
Citigroup, Inc.	50,128	2,330,951
Citizens Communications Co.*	2,808	33,977
Citrix Systems, Inc.*	1,664	33,879
Clear Channel Communications, Inc.	5,928	219,040
Clorox Co.	2,080	111,862
CMS Energy Corp.*	1,560	14,243

See accompanying notes to the financial statements.

51

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Coca-Cola Co.	23,608	$1,191,731
Coca-Cola Enterprises, Inc.	4,576	132,658
Colgate-Palmolive Co.	5,148	300,901
Comcast Corp.—Special Class A*	21,736	609,260
Comerica, Inc.	1,664	91,320
Computer Associates International, Inc.	5,668	159,044
Computer Sciences Corp.*	1,820	84,503
Compuware Corp.*	3,744	24,710
Comverse Technology, Inc.*	1,872	37,328
ConAgra Foods, Inc.	5,096	138,000
ConocoPhillips	6,656	507,786
Consolidated Edison, Inc.	2,340	93,038
Constellation Energy Group, Inc.	1,612	61,095
Convergys Corp.*	1,404	21,622
Cooper Industries, Ltd.—Class A	884	52,518
Cooper Tire & Rubber Co.	728	16,744
Coors (Adolph) Co.—Class B	364	26,332
Corning, Inc.*	13,312	173,855
Costco Wholesale Corp.	4,472	183,665
Countrywide Credit Industries, Inc.	2,750	193,188
Crane Co.	572	17,955
CSX Corp.	2,080	68,162
Cummins, Inc.	416	26,000
CVS Corp.	3,848	161,693
Dana Corp.	1,456	28,538
Danaher Corp.	2,964	153,683
Darden Restaurants, Inc.	1,560	32,058
Deere & Co.	2,392	167,775
Dell, Inc.*	24,440	875,441
Delphi Automotive Systems Corp.	5,408	57,757
Delta Air Lines, Inc.*	1,196	8,516
Deluxe Corp.	468	20,358
Devon Energy Corp.	2,340	154,440
Dillard’s, Inc.—Class A	832	18,554
Dollar General Corp.	3,172	62,044
Dominion Resources, Inc.	3,172	200,089
Donnelley (R.R.) & Sons Co.	2,080	68,682
Dover Corp.	1,976	83,190
Dow Chemical Co.	9,048	368,254
Dow Jones & Company, Inc.	780	35,178
DTE Energy Co.	1,664	67,459
Du Pont (E.I.) de Nemours	9,672	429,630
Duke Energy Corp.	8,892	180,419
Dynegy, Inc.—Class A*	3,692	15,728
E*TRADE Group, Inc.*	3,536	39,426
Eagle Materials Class A	13	923
Eagle Materials Class B	44	3,047
Eastman Chemical Co.	728	33,655
Eastman Kodak Co.	2,756	74,357
Eaton Corp.	1,456	94,261
eBay, Inc.*	6,396	588,113
Ecolab, Inc.	2,496	79,123
Edison International	3,172	81,108
El Paso Corp.	6,188	48,761
Electronic Arts, Inc.*	2,912	158,850
Electronic Data Systems Corp.	4,680	89,622
Eli Lilly & Co.	10,920	763,417
EMC Corp.*	23,660	269,724
Emerson Electric Co.	4,108	261,063
Engelhard Corp.	1,196	38,643
Entergy Corp.	2,236	125,238
EOG Resources, Inc.	1,144	68,308
Equifax, Inc.	1,352	33,462
Equity Office Properties TrustREIT	3,900	106,079
Equity Residential Properties TrustREIT	2,704	80,390
Exelon Corp.	6,396	212,922
Express Scripts, Inc.—Class A*	780	61,799
Exxon Mobil Corp.	63,388	2,815,062
Family Dollar Stores, Inc.	1,664	50,619
Fannie Mae	9,412	671,640
Federated Department Stores, Inc.	1,768	86,809
Federated Investors, Inc.—Class B	1,040	31,554
FedEx Corp.	2,912	237,881
Fifth Third Bancorp	5,460	293,639
First Data Corp.	8,597	382,738
First Horizon Natl Corp.	1,196	54,382
FirstEnergy Corp.	3,172	118,665
Fiserv, Inc.*	1,872	72,802
Fluor Corp.	780	37,183
Ford Motor Co.	17,732	277,506
Forest Laboratories, Inc.*	3,588	203,188
Fortune Brands, Inc.	1,404	105,904
FPL Group, Inc.	1,768	113,064
Franklin Resources, Inc.	2,444	122,396
Freddie Mac	6,656	421,325
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,716	56,885
Gannett Co., Inc.	2,652	225,022
Gap, Inc.	8,736	211,848
Gateway, Inc.*	3,588	16,146
General Dynamics Corp.	1,924	191,053
General Electric Co.	102,284	3,314,003
General Mills, Inc.	3,640	173,009
General Motors Corp.	5,460	254,381
Genuine Parts Co.	1,716	68,091
Genzyme Corp.—General Division*	2,184	103,369
Georgia Pacific Corp.	2,496	92,302
Gilead Sciences, Inc.*	2,028	135,876
Gillette Co.	9,724	412,298
Golden West Financial Corp.	1,456	154,846
Goodrich Corp.	1,144	36,986
Goodyear Tire & Rubber Co.*	1,716	15,598
Grainger (W.W.), Inc.	884	50,830
Great Lakes Chemical Corp.	468	12,664
Guidant Corp.	3,016	168,534
Halliburton Co.	4,264	129,029
Harley-Davidson, Inc.	2,860	177,148
Harrah’s Entertainment, Inc.	1,092	59,077
Hartford Financial Services Group, Inc.	2,808	193,022
Hasbro, Inc.	1,716	32,604
HCA, Inc.	4,732	196,804
Health Management Associates, Inc.—Class A	2,340	52,463
Heinz (H.J.) Co.	3,432	134,534
Hercules, Inc.*	1,040	12,678
Hershey Foods Corp.	2,496	115,490
Hewlett-Packard Co.	29,536	623,210
Hilton Hotels Corp.	3,692	68,893
Home Depot, Inc.	21,528	757,785
Honeywell International, Inc.	8,320	304,762

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Hospira, Inc.*	1,437	$39,661
Humana, Inc.*	1,560	26,364
Huntington Bancshares, Inc.	2,236	51,204
Illinois Tool Works, Inc.	3,016	289,204
IMS Health, Inc.	2,288	53,631
Ingersoll-Rand Co.—Class A	1,664	113,668
Intel Corp.	62,660	1,729,416
International Business Machines Corp.	16,328	1,439,313
International Flavors & Fragrances, Inc.	936	35,006
International Game Technology	3,380	130,468
International Paper Co.	4,680	209,196
Interpublic Group of Companies, Inc.*	4,056	55,689
Intuit, Inc.*	1,872	72,222
ITT Industries, Inc.	884	73,372
J.P. Morgan Chase & Co.	24,026	931,487
Jabil Circuit, Inc.*	1,924	48,446
Janus Capital Group, Inc.	2,340	38,587
JDS Uniphase Corp.*	13,936	52,817
Jefferson-Pilot Corp.	1,352	68,682
Johnson & Johnson	28,756	1,601,710
Johnson Controls, Inc.	1,820	97,152
Jones Apparel Group, Inc.	1,248	49,271
KB Home	468	32,119
Kellogg Co.	4,004	167,567
Kerr-McGee Corp.	988	53,125
KeyCorp	3,952	118,125
KeySpan Corp.	1,560	57,252
Kimberly-Clark Corp.	4,836	318,596
Kinder Morgan, Inc.	1,196	70,911
King Pharmaceuticals, Inc.*	2,340	26,793
KLA-Tencor Corp.*	1,924	95,007
Knight Ridder, Inc.	780	56,160
Kohls Corp.*	3,328	140,708
Kroger Co.*	7,176	130,603
Leggett & Platt, Inc.	1,872	50,001
Lexmark International Group, Inc.*	1,248	120,469
Limited, Inc.	4,576	85,571
Lincoln National Corp.	1,716	81,081
Linear Technology Corp.	3,016	119,042
Liz Claiborne, Inc.	1,092	39,290
Lockheed Martin Corp.	4,200	218,736
Loews Corp.	1,820	109,127
Louisiana-Pacific Corp.	1,040	24,596
Lowe’s Cos., Inc.	7,644	401,692
LSI Logic Corp.*	3,692	28,133
Lucent Technologies, Inc.*	41,548	157,051
M&T Bank Corp.	1,144	99,871
Manor Care, Inc.	884	28,889
Manulife Financial Corp.	2,086	84,483
Marathon Oil Corp.	3,328	125,932
Marriott International, Inc.—Class A	2,184	108,938
Marsh & McLennan Companies, Inc.	5,096	231,256
Marshall & Ilsley Corp.	2,132	83,340
Masco Corp.	4,264	132,952
Mattel, Inc.	4,108	74,971
Maxim Integrated Products, Inc.	3,120	163,550
MayDepartment Stores Co.	2,808	77,192
Maytag Corp.	780	19,118
MBIA, Inc.	1,404	80,196
MBNA Corp.	12,376	319,177
McCormick & Co., Inc.	1,352	45,968
McDonald’s Corp.	12,220	317,720
McGraw-Hill Companies, Inc.	1,872	143,339
McKesson Corp.	2,860	98,184
MeadWestvaco Corp.	1,976	58,075
Medco Health Solutions, Inc.*	2,652	99,450
MedImmune, Inc.*	2,392	55,973
Medtronic, Inc.	11,752	572,558
Mellon Financial Corp.	4,108	120,488
Merck & Co., Inc.	21,528	1,022,580
Mercury Interactive Corp.*	884	44,050
Meredith Corp.	468	25,721
Merrill Lynch & Co., Inc.	5,104	275,514
MetLife, Inc.	7,332	262,852
MGIC Investment Corp.	936	71,005
Micron Technology, Inc.*	5,928	90,758
Microsoft Corp.	104,624	2,988,061
Millipore Corp.*	468	26,381
Molex, Inc.	1,820	58,386
Monsanto Co.	2,548	98,098
Monster Worldwide, Inc.*	1,144	29,424
Moody’s Corp.	1,456	94,145
Morgan Stanley Dean Witter & Co.	10,660	562,528
Motorola, Inc.	22,724	414,713
Mylan Laboratories, Inc.	2,600	52,650
Nabors Industries, Ltd.*	1,456	65,840
National City Corp.	6,032	211,180
National Semiconductor Corp.*	3,484	76,613
Navistar International Corp.*	676	26,202
NCR Corp.*	936	46,416
Network Appliance, Inc.*	3,380	72,771
New York Times Co.—Class A	1,456	65,098
Newell Rubbermaid, Inc.	2,652	62,322
Newmont Mining Corp.	4,316	167,288
Nextel Communications, Inc.—Class A*	10,764	286,968
NICOR, Inc.	416	14,132
Nike, Inc.—Class B	2,548	193,011
NiSource, Inc.	2,548	52,540
Noble Corp.*	1,300	49,257
Nordstrom, Inc.	1,352	57,609
Norfolk Southern Corp.	3,796	100,670
North Fork Bancorp, Inc.	1,664	63,315
Northern Trust Corp.	2,132	90,141
Northrop Grumman Corp.	3,432	184,298
Novell, Inc.*	3,744	31,412
Novellus Systems, Inc.*	1,456	45,777
Nucor Corp.	780	59,873
NVIDIA Corp.*	1,612	33,046
Occidental Petroleum Corp.	3,796	183,764
Office Depot, Inc.*	3,016	54,017
Omnicom Group	1,820	138,120
Oracle Corp.*	50,336	600,508
PACCAR, Inc.	1,716	99,511
Pactiv Corp.*	1,508	37,610
Pall Corp.	1,196	31,323
Parametric Technology Corp.*	2,600	13,000
Parker Hannifin Corp.	1,144	68,022
Paychex, Inc.	3,640	123,323
Penney (J.C.) Co.	2,756	104,067
Peoples Energy Corp.	364	15,343

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
PeopleSoft, Inc.*	3,536	$65,416
PepsiCo, Inc.	16,536	890,960
PerkinElmer, Inc.	1,248	25,010
Pfizer, Inc.	73,944	2,534,800
PG&E Corp.*	4,056	113,325
Phelps Dodge Corp.	884	68,519
Pinnacle West Capital Corp.	884	35,705
Piper Jaffray*	111	5,021
Pitney Bowes, Inc.	2,236	98,943
Plum Creek Timber Company, Inc.	1,768	57,601
PMC-Sierra, Inc.*	1,716	24,625
PNC Financial Services Group	2,756	146,288
Power-One, Inc.*	832	9,135
PPG Industries, Inc.	1,664	103,983
PPL Corp.	1,716	78,764
Praxair, Inc.	3,172	126,595
Principal Financial Group, Inc.	3,068	106,705
Procter & Gamble Co.	24,960	1,358,821
Progress Energy, Inc.	2,392	105,368
Progressive Corp.	2,132	181,860
Prologis TrustREIT	1,768	58,203
Providian Financial Corp.*	2,808	41,193
Prudential Financial, Inc.	5,096	236,811
Public Service Enterprise Group, Inc.	2,288	91,589
Pulte Homes, Inc.	1,248	64,933
QLogic Corp.*	884	23,506
Qualcomm, Inc.	7,852	573,039
Quest Diagnostics, Inc.	988	83,931
Qwest Communications International, Inc.*	17,316	62,164
R.J. Reynolds Tobacco Holdings	832	56,235
RadioShack Corp.	1,560	44,663
Raytheon Co.	4,316	154,383
Reebok International, Ltd.	572	20,581
Regions Financial Corp.	2,748	100,439
Robert Half International, Inc.	1,664	49,537
Rockwell Collins, Inc.	1,716	57,177
Rockwell International Corp.	1,820	68,268
Rohm & Haas Co.	2,184	90,811
Rowan Companies, Inc.*	1,040	25,303
Ryder System, Inc.	624	25,004
Sabre Holdings Corp.	1,352	37,464
SAFECO Corp.	1,352	59,488
Safeway, Inc.*	4,316	109,367
Sanmina-SCI Corp.*	5,044	45,900
Sara Lee Corp.	7,644	175,736
SBC Communications, Inc.	32,084	778,037
Schering-Plough Corp.	14,248	263,303
Schlumberger, Ltd.	5,720	363,277
Schwab (Charles) Corp.	13,208	126,929
Scientific-Atlanta, Inc.	1,508	52,026
Sealed Air Corp.*	832	44,320
Sears, Roebuck & Co.	2,080	78,541
Sempra Energy	2,236	76,985
Sherwin-Williams Co.	1,404	58,336
Siebel Systems, Inc.*	4,888	52,204
Sigma-Aldrich Corp.	676	40,296
Simon Property Group, Inc.REIT	2,028	104,280
SLM Corp.	4,264	172,479
Snap-on, Inc.	572	19,191
Solectron Corp.*	9,308	60,223
Southern Co.	7,124	207,664
SouthTrust Corp.	3,172	123,105
Southwest Airlines Co.	7,644	128,189
Sovereign Bancorp, Inc.	2,912	64,355
Sprint Corp.(FON Group)	13,851	243,769
St. Jude Medical, Inc.*	1,716	129,815
St. Paul Companies, Inc.	6,456	261,726
Stanley Works	780	35,552
Staples, Inc.	4,836	141,743
Starbucks Corp.*	3,848	167,311
Starwood Hotels & Resorts Worldwide, Inc.	2,028	90,956
State Street Corp.	3,276	160,655
Stryker Corp.	3,900	214,500
Sun Microsystems, Inc.*	32,240	139,922
SunGard Data Systems, Inc.*	2,808	73,008
Sunoco, Inc.	728	46,315
SunTrust Banks, Inc.	2,756	179,112
SuperValu, Inc.	1,300	39,793
Symantec Corp.*	3,016	132,040
Symbol Technologies, Inc.	2,288	33,725
Synovus Financial Corp.	2,964	75,048
Sysco Corp.	6,188	221,964
T. Rowe Price Group, Inc.	1,248	62,899
Target Corp.	8,840	375,435
TECO Energy, Inc.	1,820	21,822
Tektronix, Inc.	832	28,305
Tellabs, Inc.*	4,004	34,995
Temple-Inland, Inc.	520	36,010
Tenet Healthcare Corp.*	4,524	60,667
Teradyne, Inc.*	1,872	42,494
Texas Instruments, Inc.	16,796	406,127
Textron, Inc.	1,352	80,241
The Pepsi Bottling Group, Inc.	2,496	76,228
Thermo Electron Corp.*	1,612	49,553
Thomas & Betts Corp.	572	15,576
Tiffany & Co.	1,404	51,737
Time Warner, Inc.*	44,200	777,036
TJX Companies, Inc.	4,784	115,486
Torchmark Corp.	1,092	58,750
Toys R Us, Inc.*	2,080	33,238
Transocean Sedco Forex, Inc.*	3,120	90,293
Tribune Co.	3,172	144,453
Tupperware Corp.	22	427
TXU Corp.	3,120	126,391
Tyco International, Ltd.	19,448	644,507
U.S. Bancorp	18,356	505,892
Union Pacific Corp.	2,496	148,387
Union Planters Corp.	1,330	39,647
Unisys Corp.*	3,224	44,749
United Parcel Service, Inc.—Class B	10,920	820,857
United States Steel Corp.	1,092	38,351
United Technologies Corp.	4,992	456,668
UnitedHealth Group, Inc.	5,980	372,254
Univision Communications, Inc.—Class A*	3,120	99,622
Unocal Corp.	2,548	96,824
UnumProvident Corp.	2,860	45,474
UST, Inc.	1,612	58,032
Valero Energy Corp.	1,248	92,052
Veritas Software Corp.*	4,160	115,232

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc.	26,832	$971,050
VF Corp.	1,040	50,648
Viacom, Inc.—Class B	16,796	599,953
Visteon Corp.	1,248	14,564
Vulcan Materials Co.	988	46,979
Wachovia Corp.	12,740	566,931
Wal-Mart Stores, Inc.	41,548	2,192,071
Walgreen Co.	9,932	359,638
Walt Disney Co.	19,864	506,333
Washington Mutual, Inc.	8,372	323,494
Waste Management, Inc.	5,616	172,131
Waters Corp.*	1,144	54,660
Watson Pharmaceuticals, Inc.*	1,040	27,976
Wellpoint Health Networks, Inc.*	1,508	168,911
Wells Fargo & Co.	16,380	937,428
Wendy’s International, Inc.	1,092	38,045
Weyerhaeuser Co.	2,340	147,701
Whirlpool Corp.	676	46,374
Williams Companies, Inc.	5,044	60,024
Winn-Dixie Stores, Inc.	1,352	9,734
Worthington Industries, Inc.	832	17,081
Wrigley (WM.) JR Co.	2,184	137,701
Wyeth	12,948	468,200
Xcel Energy, Inc.	3,848	64,300
Xerox Corp.*	7,748	112,346
Xilinx, Inc.	3,380	112,588
XL Capital, Ltd.—Class A	1,352	102,022
Yahoo!, Inc.*	13,052	474,179
YUM! Brands, Inc.*	2,808	104,514
Zimmer Holdings, Inc.*	2,340	206,388
Zions Bancorp	884	54,322

TOTAL COMMON STOCKS (Cost $92,626,865)		102,383,217

	Principal Amount
U.S. Government Agency Obligations (9.6%)
Federal Home Loan Bank, 0.90%, 07/01/04	$11,323,000	11,323,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,323,000)		11,323,000

TOTAL INVESTMENT SECURITIES (Cost $103,949,865)—96.7%		113,706,217
Net other assets (liabilities)—3.3%		3,896,980

NET ASSETS—100.0%		$117,603,197

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $57,050)	1	$491
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $102,101,600)	358	506,414

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $29,498,272)	25,857	$171,657
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/04 (Underlying notional amount at value $833,475)	731	4,843
ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		1.5%
Agriculture		1.0%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.6%
Auto Parts & Equipment		0.2%
Banks		5.8%
Beverages		2.4%
Biotechnology		0.9%
Building Materials		0.2%
Chemicals		1.3%
Commercial Services		0.8%
Computers		3.6%
Cosmetics/Personal Care		2.3%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.1%
Electric		2.2%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Entertainment		0.1%
Environmental Control		0.2%
Food		1.6%
Forest Products & Paper		0.6%
Gas		0.1%
Hand/Machine Tools		0.1%
Healtcare—Products		3.2%
Healtcare—Services		1.1%
Home Builders		0.1%
Home Furnishings		0.1%
Household Products/Wares		0.3%
Housewares		0.1%
Insurance		4.4%
Internet		1.0%
Iron/Steel		0.1%
Leisure Time		0.5%
Lodging		0.3%
Machinery—Diversified		0.3%
Machinery—Constuction & Mining		0.2%
Media		3.0%
Mining		0.5%
Miscellaneous Manufacturing		5.0%
Office/Business Equipment		0.2%
Oil & Gas		5.0%
Oil & Gas Services		0.6%
Packaging & Containers		0.1%
Pharmaceuticals		6.3%

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	4.4%
Telecommunications	5.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.9%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP UltraBull (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $103,949,865)	$113,706,217
Segregated cash balances with brokers for futures contracts	5,856,873
Segregated cash balances with custodian for swap agreements	98
Dividends and interest receivable	77,375
Receivable for capital shares issued	25,440,192
Unrealized appreciation on swap agreements	176,500
Variation margin on futures contracts	298,084
Prepaid expenses	877

Total Assets	145,556,216

Liabilities:
Cash overdraft	149,240
Payable for investments purchased	27,622,060
Payable for capital shares redeemed	4,641
Advisory fees payable	53,887
Management services fees payable	10,777
Administration fees payable	2,332
Administrative services fees payable	31,271
Distribution fees payable	23,855
Other accrued expenses	54,956

Total Liabilities	27,953,019

Net Assets	$117,603,197

Net Assets consist of:
Capital	$117,583,060
Accumulated net investment income (loss)	(167,189)
Accumulated net realized gains (losses) on investments	(10,252,431)
Net unrealized appreciation (depreciation) on investments	10,439,757

Net Assets	$117,603,197

Shares of Beneficial Interest Outstanding	5,065,047

Net Asset Value (offering and redemption price per share)	$23.22

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$515,352
Interest	54,915

Total Investment Income	570,267

Expenses:
Advisory fees	291,919
Management services fees	58,384
Administration fees	15,466
Transfer agency and administrative service fees	185,655
Distribution fees	97,306
Custody fees	42,421
Fund accounting fees	23,704
Other fees	22,601

Total Expenses	737,456

Net Investment Income (Loss)	(167,189)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(929,305)
Net realized gains (losses) on futures contracts	3,378,579
Net realized gains (losses) on swap agreements	1,265,057
Change in net unrealized appreciation/depreciation on investments	666,443

Net Realized and Unrealized Gains (Losses) on Investments	4,380,774

Change in Net Assets Resulting from Operations	$4,213,585

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(167,189)	$(125,471)
Net realized gains (losses) on investments	3,714,331	13,936,744
Change in net unrealized appreciation/depreciation on investments	666,443	6,291,597

Change in net assets resulting from operations	4,213,585	20,102,870

Capital Transactions:
Proceeds from shares issued	596,362,627	681,554,558
Cost of shares redeemed	(551,290,536)	(675,627,718)

Change in net assets resulting from capital transactions	45,072,091	5,926,840

Change in net assets	49,285,676	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$117,603,197	$68,317,521

Accumulated net investment income (loss)	$(167,189)	$—

Share Transactions:
Issued	26,146,544	42,851,094
Redeemed	(24,159,700)	(42,686,917)

Change in shares	1,986,844	164,177

See accompanying notes to the financial statements.

58

PROFUNDS VP ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$14.51		$22.71		$30.00
Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	1.08		7.73		(8.12)		(7.20)

Total income (loss) from investment activities	1.03		7.68		(8.20)		(7.29)

Net Asset Value, End of Period	$23.22		$22.19		$14.51		$22.71

Total Return	4.64	%(c)	52.93%		(36.11)%		(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.89%		2.07%		2.12%		1.94%
Net expenses(d)	1.89%		1.84%		1.98%		1.94%
Net investment income (loss)(d)	(0.43)%		(0.32)%		(0.46)%		(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$117,603		$68,318		$42,288		$64,186
Portfolio turnover rate(e)	399	%(c)	1,124%		1,249%		682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.2%)
3Com Corp.*	23,788	$148,675
99 Cents Only Stores*	4,382	66,826
Abercrombie & Fitch Co.—Class A	6,886	266,833
Activision, Inc.*	8,764	139,348
Acxiom Corp.	5,634	139,892
ADTRAN, Inc.	5,008	167,117
Advanced Fibre Communications, Inc.*	5,634	113,807
Advent Software, Inc.*	2,504	45,247
AGCO Corp.*	5,008	102,013
AGL Resources, Inc.	3,756	109,112
Airgas, Inc.	4,382	104,774
AirTran Holdings, Inc.*	5,008	70,813
Alaska Air Group, Inc.*	1,878	44,828
Albemarle Corp.	2,504	79,252
Alexander & Baldwin, Inc.	2,504	83,759
ALLETE, Inc.	5,634	187,612
Alliance Data Systems Corp.*	5,008	211,588
Alliant Energy Corp.	6,886	179,587
Alliant Techsystems, Inc.*	2,504	158,603
Allmerica Financial Corp.*	3,756	126,953
AMB Property Corp.REIT	5,008	173,427
American Eagle Outfitters, Inc.*	5,008	144,781
American Financial Group, Inc.	5,008	153,095
American Greetings Corp.—Class A*	4,382	101,575
AmeriCredit Corp.*	9,390	183,387
Amerus Group Co.	2,504	103,666
Ametek, Inc.	5,008	154,747
AnnTaylor Stores Corp.*	3,756	108,849
Apogent Technologies, Inc.*	6,260	200,320
Applebee’s International, Inc.	5,634	129,695
Apria Healthcare Group, Inc.*	3,130	89,831
Aqua America, Inc.	6,260	125,513
Aquilla, Inc.*	12,520	44,571
Arch Coal, Inc.	3,756	137,432
Arrow Electronics, Inc.*	7,512	201,472
Arthur J. Gallagher & Co.	5,634	171,555
ArvinMeritor, Inc.	4,382	85,756
Ascential Software Corp.*	4,382	70,068
Associated Banc Corp.	7,512	222,581
Astoria Financial Corp.	5,634	206,092
Atmel Corp.*	31,300	185,296
Avnet, Inc.*	8,138	184,733
Avocent Corp.*	3,130	114,996
Bandag, Inc.	1,252	55,752
Bank of Hawaii Corp.	3,756	169,846
Banknorth Group, Inc.	10,642	345,652
Banta Corp.	1,878	83,402
Barnes & Noble, Inc.*	4,382	148,900
Barr Laboratories, Inc.*	6,260	210,962
Beckman Coulter, Inc.	4,382	267,302
Belo (A.H.) Corp.—Class A	7,512	201,697
BJ’s Wholesale Club, Inc.*	5,008	125,200
Black Hills Corp.	1,878	59,157
Blyth, Inc.	3,130	107,954
Bob Evans Farms, Inc.	2,504	68,560
Borders Group, Inc.	5,634	132,061
BorgWarner, Inc.	3,756	164,400
Bowater, Inc.	3,756	156,212
Boyd Gaming Corp.	3,756	99,797
Brink’s Co.	3,756	128,643
Brinker International, Inc.*	6,260	213,591
Brown & Brown, Inc.	4,382	188,864
C.H. Robinson Worldwide, Inc.	5,634	258,263
Cabot Corp.	4,382	178,346
Cabot Microelectronics Corp.*	1,878	57,486
Cadence Design Systems, Inc.*	16,902	247,276
Caesars Entertainment, Inc.*	20,032	300,480
Callaway Golf Co.	5,008	56,791
Career Education Corp.*	6,260	285,207
Carlisle Cos., Inc.	1,878	116,906
Carmax, Inc.*	7,512	164,287
Catalina Marketing Corp.*	3,756	68,697
CBRL Group, Inc.	3,756	115,873
CDW Corp.	5,634	359,224
Cephalon, Inc.*	3,756	202,824
Ceridian Corp.*	10,016	225,360
Certegy, Inc.	4,382	170,022
Charles River Laboratories International, Inc.*	3,130	152,963
CheckFree Holdings Corp.*	5,008	150,240
Chico’s FAS, Inc.*	5,008	226,161
Choicepoint, Inc.*	5,634	257,248
Church & Dwight, Inc.	2,504	114,633
Cincinnati Bell, Inc.*	15,650	69,486
City National Corp.	3,130	205,641
Claire’s Stores, Inc.	6,260	135,842
CNF, Inc.	3,130	130,083
Coach, Inc.*	12,520	565,779
Cognizant Technology Solutions Corp.*	7,512	190,880
Colonial BancGroup, Inc.	8,138	147,867
Commerce Bancorp, Inc.	5,008	275,490
Commscope, Inc.*	4,382	93,994
Community Health Systems*	5,634	150,822
Compass Bancshares, Inc.	8,764	376,851
Constellation Brands, Inc.*	6,886	255,678
Cooper Cameron Corp.*	3,756	182,917
Copart, Inc.*	6,260	167,142
Corinthian Colleges, Inc.*	5,008	123,898
Covance, Inc.*	4,382	169,058
Coventry Health Care, Inc.*	6,260	306,114
Credence Systems Corp.*	5,008	69,110
Cree Research, Inc.*	5,008	116,586
Crompton Corp.	7,512	47,326
CSG Systems International, Inc.*	3,756	77,749
Cullen/Frost Bankers, Inc.	3,130	140,068
Cypress Semiconductor Corp.*	8,138	115,478
Cytec Industries, Inc.	2,504	113,807
CYTYC Corp.*	8,138	206,461
D.R. Horton, Inc.	15,024	426,682
Dean Foods Co.*	10,016	373,697
DENTSPLY International, Inc.	5,008	260,917
DeVry, Inc.*	4,382	120,154
Diebold, Inc.	5,008	264,773
Dollar Tree Stores, Inc.*	7,512	206,054
Donaldson Co., Inc.	6,260	183,418
DPL, Inc.	8,764	170,197
DST Systems, Inc.*	5,634	270,939
Dun & Bradstreet Corp.*	5,008	269,982
Duquesne Light Holdings, Inc.	3,756	72,528
Dycom Industries, Inc.*	3,130	87,640

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Eaton Vance Corp.	4,382	$167,436
Education Management Corp.*	5,008	164,563
Edwards (A.G.), Inc.	5,634	191,724
Edwards Lifesciences Corp.*	3,756	130,897
Emmis Communications Corp.*	3,756	78,801
Energizer Holdings, Inc.*	5,008	225,360
Energy East Corp.	7,512	182,166
Ensco International, Inc.	8,764	255,032
Entercom Communications Corp.*	3,130	116,749
Equitable Resources, Inc.	3,756	194,223
Everest Re Group, Ltd.	3,756	301,832
Expeditors International of Washington, Inc.	7,512	371,167
Express Scripts, Inc.—Class A*	5,634	446,381
Fair, Isaac & Co., Inc.	5,008	167,167
Fairchild Semiconductor International, Inc.*	7,512	122,971
Fastenal Co.	5,008	284,605
Federal Signal Corp.	3,130	58,249
Ferro Corp.	2,504	66,807
Fidelity National Financial, Inc.	11,268	420,748
First American Financial Corp.	5,634	145,864
First Health Group Corp.*	6,886	107,490
FirstMerit Corp.	5,634	148,569
Flowserve Corp.*	3,756	93,675
FMC Corp.*	2,504	107,947
FMC Technologies, Inc.*	4,382	126,202
Forest Oil Corp.*	3,756	102,614
Furniture Brands International, Inc.	3,756	94,088
Gartner Group, Inc.*	8,764	115,860
GATX Corp.	3,130	85,136
Gentex Corp.	5,008	198,717
Glatfelter (P.H.) Co.	3,130	44,070
Graco, Inc.	4,784	148,543
Granite Construction, Inc.	2,504	45,648
Grant Prideco, Inc.*	8,138	150,227
Great Plains Energy, Inc.	4,382	130,145
Greater Bay Bancorp	3,130	90,457
GreenPoint Financial Corp.	9,390	372,782
GTECH Holdings Corp.	3,756	173,940
Hanover Compressor Co.*	4,382	52,146
Harman International Industries, Inc.	4,382	398,762
Harris Corp.	4,382	222,387
Harsco Corp.	2,504	117,688
Harte-Hanks, Inc.	5,008	122,246
Hawaiian Electric Industries, Inc.	5,008	130,709
HCC Insurance Holdings, Inc.	4,382	146,403
Health Net, Inc.*	7,512	199,068
Helmerich & Payne, Inc.	3,130	81,756
Henry (Jack) & Associates, Inc.	6,260	125,826
Henry Schein, Inc.*	3,130	197,628
Herman Miller, Inc.	5,008	144,932
Hibernia Corp.	10,642	258,601
Highwoods Properties, Inc.REIT	3,756	88,266
Hillenbrand Industries, Inc.	4,382	264,892
HNI Corp.	3,756	158,991
Horace Mann Educators Corp.	2,504	43,770
Hormel Foods Corp.	9,390	292,029
Hospitality Properties TrustREIT	4,382	185,359
Hovnanian Enterprises—Class A*	3,756	130,371
Hubbell, Inc.—Class B	3,756	175,443
IDACORP, Inc.	2,504	67,608
Imation Corp.	2,504	106,695
IMC Global, Inc.	7,512	100,661
INAMED Corp.*	2,504	157,376
Independence Community Bank Corp.	5,634	205,078
IndyMac Bancorp, Inc.	3,756	118,690
Integrated Circuit Systems, Inc.*	4,382	119,015
Integrated Device Technology, Inc.*	6,886	95,302
International Rectifier Corp.*	4,382	181,502
International Speedway Corp.	3,756	182,692
Intersil Corp.—Class A	9,390	203,388
Interstate Bakeries Corp.	3,130	33,961
Investors Financial Services Corp.	4,382	190,968
ITT Educational Services, Inc.*	2,504	95,202
IVAX Corp.*	13,146	315,372
J.B. Hunt Transport Services, Inc.	5,008	193,209
Jacobs Engineering Group, Inc.*	3,756	147,911
Jefferies Group, Inc.	3,756	116,136
JetBlue Airways Corp.*	6,260	183,919
JM Smucker Co.	3,130	143,698
Keane, Inc.*	4,382	59,990
Kelly Services, Inc.—Class A	2,504	74,619
KEMET Corp.*	5,634	68,847
Kennametal, Inc.	2,504	114,683
Korn/Ferry International*	2,504	48,502
Krispy Kreme Doughnuts, Inc.*	3,756	71,702
L-3 Communications Holdings, Inc.	6,260	418,168
LaBranche & Co., Inc.	3,756	31,626
Lam Research Corp.*	8,764	234,876
Lancaster Colony Corp.	2,504	104,267
Lattice Semiconductor Corp.*	7,512	52,659
Laureate Education Inc*	2,504	95,753
Lear Corp.	4,382	258,494
Lee Enterprises, Inc.	3,130	150,271
Legg Mason, Inc.	4,382	398,805
Lennar Corp.—Class B	10,016	447,916
Leucadia National Corp.	4,382	217,785
Liberty Property TrustREIT	5,008	201,371
LifePoint Hospitals, Inc.*	2,504	93,199
Lincare Holdings, Inc.*	6,260	205,704
Longview Fibre Co.*	3,130	46,105
LTX Corp.*	3,130	33,835
Lubrizol Corp.	3,130	114,621
Lyondell Chemical Co.	11,268	195,950
Mack-Cali Realty Corp.REIT	3,756	155,423
Macromedia, Inc.*	3,756	92,210
Macrovision Corp.*	3,130	78,344
Mandalay Resort Group	4,382	300,780
Manpower, Inc.	5,634	286,039
Martin Marietta Materials	3,130	138,753
McDATA Corp.—Class A*	7,512	40,415
MDU Resources Group, Inc.	7,512	180,513
Media General, Inc.—Class A	1,252	80,403
Mentor Graphics Corp.*	4,382	67,790
Mercantile Bankshares Corp.	5,008	234,475
Michaels Stores, Inc.	4,382	241,010
Micrel, Inc.*	6,260	76,059
Microchip Technology, Inc.	13,146	414,626
Millennium Pharmaceuticals, Inc.*	18,780	259,165

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc.	1,252	$72,616
Modine Manufacturing Co.	2,504	79,752
Mohawk Industries, Inc.*	4,382	321,332
MONY Group, Inc.*	3,130	97,969
MPS Group, Inc.*	6,886	83,458
Murphy Oil Corp.	6,260	461,363
National Commerce Financial Corp.	13,772	447,589
National Fuel Gas Co.	5,634	140,850
National Instruments Corp.	5,634	172,682
National-Oilwell, Inc.*	5,634	177,415
Neiman Marcus Group, Inc.—Class A	3,130	174,185
Network Associates, Inc.*	10,016	181,590
New Plan Excel Realty Trust, Inc.REIT	6,260	146,234
New York Community Bancorp	11,268	221,191
Newfield Exploration Co.*	3,756	209,359
Newport Corp.*	2,504	40,490
Noble Energy, Inc.	3,756	191,556
Nordson Corp.	2,504	108,598
Northeast Utilities System	8,764	170,635
NSTAR	3,756	179,837
O’Reilly Automotive, Inc.*	3,756	169,771
OGE Energy Corp.	5,634	143,498
Ohio Casualty Corp.*	3,756	75,608
Old Republic International Corp.	12,520	296,974
Olin Corp.	5,008	88,241
Omnicare, Inc.	6,260	267,991
ONEOK, Inc.	6,260	137,657
Outback Steakhouse, Inc.	5,008	207,131
Oxford Health Plans, Inc.	5,634	310,095
Pacific Sunwear of California, Inc.*	5,008	98,007
PacifiCare Health Systems, Inc.*	5,008	193,609
Packaging Corp. of America	6,886	164,575
Par Pharmaceutical Cos., Inc.*	1,878	66,124
Patterson Dental Co.*	4,382	335,179
Patterson-UTI Energy, Inc.	5,008	167,317
Payless ShoeSource, Inc.*	3,756	56,002
Peabody Energy Corp.	3,756	210,298
Pentair, Inc.	6,260	210,586
Pepco Holdings, Inc.	6,886	125,876
PepsiAmericas, Inc.	8,764	186,147
Perrigo Co.	5,008	95,002
Petsmart, Inc.	9,390	304,705
Pier 1 Imports, Inc.	6,260	110,739
Pioneer Natural Resources Co.	7,512	263,521
Plains Exploration & Production Co.*	4,382	80,410
Plantronics, Inc.*	3,130	131,773
Plexus Corp.*	2,504	33,804
PMI Group, Inc.	6,260	272,435
PNM Resources, Inc.	3,756	78,012
Pogo Producing Co.	3,756	185,546
Polycom, Inc.*	6,886	154,315
Potlatch Corp.	1,878	78,200
Powerwave Technologies, Inc.*	7,512	57,842
Precision Castparts Corp.	3,756	205,416
Price Communications Corp.*	85	1,255
Pride International, Inc.*	8,764	149,952
Protective Life Corp.	4,382	169,452
Protein Design Labs, Inc.*	5,634	107,778
Provident Financial Group, Inc.	3,230	127,456
Puget Energy, Inc.	6,260	137,157
Quanta Services, Inc.*	7,512	46,725
Quantum Corp.*	10,642	32,990
Questar Corp.	5,634	217,698
Radian Group, Inc.	6,260	299,854
Raymond James Financial Corp.	5,008	132,462
Rayonier, Inc.	3,130	139,129
Reader’s Digest Association, Inc.	6,886	110,107
Regis Corp.	2,504	111,653
Renal Care Group, Inc.*	4,503	149,184
Republic Services, Inc.	11,268	326,096
Retek, Inc.*	3,756	23,062
Reynolds & Reynolds Co.	4,382	101,356
RF Micro Devices, Inc.*	11,268	84,510
Rollins, Inc.	3,130	72,021
Ross Stores, Inc.	10,016	268,028
RPM, Inc.	7,512	114,182
RSA Security, Inc.*	3,756	76,885
Ruby Tuesday, Inc.	3,756	103,102
Ruddick Corp.	3,130	70,269
Ryland Group, Inc.	1,252	97,906
Saks, Inc.	9,390	140,850
Sandisk Corp.*	8,764	190,091
SCANA Corp.	6,886	250,445
Scholastic Corp.*	2,504	74,995
SEI Investments Co.	7,512	218,148
Semtech Corp.*	5,008	117,888
Sensient Technologies Corp.	3,130	67,232
Sepracor, Inc.*	5,634	298,039
Sequa Corp.—Class A*	626	36,602
Sierra Pacific Resources*	7,512	57,918
Silicon Laboratories, Inc.*	3,130	145,076
Silicon Valley Bancshares*	2,504	99,284
Six Flags, Inc.*	6,260	45,448
Smith International, Inc.*	6,260	349,058
Smithfield Foods, Inc.*	7,512	220,853
Sonoco Products Co.	6,260	159,630
Sotheby’s Holdings, Inc.—Class A*	4,382	69,937
SPX Corp.	5,008	232,571
StanCorp Financial Group, Inc.	1,878	125,826
Stericycle, Inc.*	2,504	129,557
STERIS Corp.*	4,382	98,858
Storage Technology Corp.*	6,886	199,694
Superior Industries International, Inc.	1,878	62,819
Swift Transportation Co., Inc.*	5,634	101,130
Sybase, Inc.*	6,886	123,948
Synopsys, Inc.*	10,016	284,755
TCF Financial Corp.	5,008	290,714
Tech Data Corp.*	3,756	146,972
Tecumseh Products Co.	1,252	51,570
Teleflex, Inc.	2,504	125,576
Telephone & Data Systems, Inc.	3,756	267,426
The Cheesecake Factory, Inc.*	3,130	124,543
The Scotts Co.—Class A*	1,878	119,966
Thor Industries, Inc.	2,504	83,784
Tidewater, Inc.	3,756	111,929
Timberland Co.—Class A*	2,504	161,733
Titan Corp.*	5,008	65,004
Toll Brothers, Inc.*	4,382	185,446
Tootsie Roll Industries, Inc.	3,756	122,070
Transaction Systems Architects, Inc.*	2,504	53,911

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Triad Hospitals, Inc.*	5,008	$186,448
Trinity Industries, Inc.	3,130	99,503
TriQuint Semiconductor, Inc.*	8,764	47,851
Tupperware Corp.	3,756	72,979
Tyson Foods, Inc.—Class A	23,788	498,358
United Dominion Realty Trust, Inc.REIT	8,138	160,970
United Rentals, Inc.*	5,008	89,593
Unitrin, Inc.	4,382	186,673
Universal Corp.	1,878	95,665
Universal Health Services, Inc.—Class B	3,756	172,363
UTStarcom, Inc.*	6,260	189,365
Valassis Communications, Inc.*	3,756	114,445
Valeant Pharmaceuticals International	5,634	112,680
Valspar Corp.	3,130	157,877
Varco International, Inc.*	6,260	137,031
Varian Medical Systems, Inc.*	4,382	347,711
Varian, Inc.*	1,878	79,158
Vectren Corp.	5,008	125,651
Vertex Pharmaceuticals, Inc.*	5,008	54,287
Viad Corp.	3,436	92,806
Vishay Intertechnology, Inc.*	10,642	197,728
VISX, Inc.*	3,130	83,634
W.R. Berkley Corp.	5,634	241,980
Waddell & Reed Financial, Inc.	5,634	124,568
Washington Federal, Inc.	5,008	120,192
Washington Post Co.—Class B	626	582,187
Weatherford International, Ltd.*	8,764	394,204
Webster Financial Corp.	3,756	176,607
Werner Enterprises, Inc.	5,008	105,669
Westamerica Bancorporation	2,504	131,335
Westar Energy, Inc.	5,008	99,709
Western Gas Resources, Inc.	5,008	162,660
Westwood One, Inc.*	6,886	163,887
WGL Holdings, Inc.	3,130	89,894
Whole Foods Market, Inc.	3,756	358,510
Williams-Sonoma, Inc.*	7,512	247,596
Wilmington Trust Corp.	4,382	163,098
Wind River Systems, Inc.*	5,008	58,894
Wisconsin Energy Corp.	7,512	244,966
WPS Resources Corp.	2,504	116,060
XTO Energy, Inc.	15,024	447,565
York International Corp.	2,504	102,839
Zebra Technologies Corp.*	3,130	272,310

TOTAL COMMON STOCKS (Cost $59,336,692)		64,957,863

	Principal Amount
U.S. Government Agency Obligations (16.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$13,701,000	13,701,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,701,000)		13,701,000

TOTAL INVESTMENT SECURITIES (Cost $73,037,692)—95.9%		78,658,863
Net other assets (liabilities)—4.1%		3,388,343

NET ASSETS—100.0%		$82,047,206

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring September 2004 (Underlying face amount at value $64,144,000)	211	$1,073,101

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 08/30/04 (Underlying notional amount at value $35,088,108)	57,740	204,828

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.2%
Aerospace/Defense		0.8%
Agriculture		0.1%
Airlines		0.4%
Apparel		0.9%
Auto Parts & Equipment		0.9%
Banks		5.0%
Beverages		0.5%
Biotechnology		0.6%
Building Materials		0.3%
Chemicals		2.0%
Coal		0.4%
Commercial Services		2.9%
Communication Services		0.3%
Computers		2.9%
Distribution/Wholesale		1.0%
Diversified Financial Services		1.6%
Electric		3.6%
Electrical Components & Equipment		0.7%
Electronics		1.1%
Engineering & Construction		0.3%
Entertainment		0.6%
Environmental Control		0.6%
Food		2.7%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.1%
Health Care		0.2%
Healthcare—Products		3.1%
Healthcare—Services		2.5%
Home Builders		1.6%
Home Furnishings		0.6%
Household Products/Wares		0.6%
Insurance		4.6%
Internet		0.9%
Leisure Time		0.2%
Lodging		0.9%
Machinery—Diversified		0.9%
Media		1.9%
Metal Fabricate/Hardware		0.3%
Miscellaneous Manufacturing		1.7%
Office Furnishings		0.4%
Oil & Gas		3.2%
Oil & Gas Services		2.0%

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

Packaging & Containers	0.4%
Pharmaceuticals	2.5%
Pipelines	0.9%
Real Estate Investment Trust	1.4%
Retail	5.9%
Savings & Loans	1.6%
Semiconductors	2.8%
Software	2.2%
Telecommunications	2.1%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	20.8%

*	Non-income producing security
**	Including debt securities, repurchase agreements, and net assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

64

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $73,037,692)	$78,658,863
Segregated cash balances with brokers for futures contracts	4,046,711
Segregated cash balances with custodian for swap agreements	111
Dividends and interest receivable	25,784
Receivable for investments sold	3,477,420
Receivable for capital shares issued	583,529
Unrealized appreciation on swap agreements	204,828
Variation margin on futures contracts	515,094
Prepaid expenses	438

Total Assets	87,512,778

Liabilities:
Cash overdraft	541,180
Payable for investments purchased	453,763
Payable for capital shares redeemed	4,366,350
Advisory fees payable	29,643
Management services fees payable	5,929
Administration fees payable	1,275
Administrative services fees payable	18,101
Distribution fees payable	11,111
Other accrued expenses	38,220

Total Liabilities	5,465,572

Net Assets	$82,047,206

Net Assets consist of:
Capital	$71,911,826
Accumulated net investment income (loss)	(195,747)
Accumulated net realized gains (losses) on investments	3,432,027
Net unrealized appreciation (depreciation) on investments	6,899,100

Net Assets	$82,047,206

Shares of Beneficial Interest Outstanding	2,537,834

Net Asset Value (offering and redemption price per share)	$32.33

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$191,583
Interest	67,640

Total Investment Income	259,223

Expenses:
Advisory fees	175,776
Management services fees	35,156
Administration fees	8,077
Transfer agency and administrative service fees	118,192
Distribution fees	58,592
Custody fees	27,733
Fund accounting fees	16,979
Other fees	14,465

Total Expenses	454,970

Net Investment Income (Loss)	(195,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,322)
Net realized gains (losses) on futures contracts	(676,438)
Net realized gains (losses) on swap agreements	1,464,288
Change in net unrealized appreciation/depreciation on investments	1,571,605

Net Realized and Unrealized Gains (Losses) on Investments	2,355,133

Change in Net Assets Resulting from Operations	$2,159,386

See accompanying notes to the financial statements.

65

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(195,747)	$(197,676)
Net realized gains (losses) on investments	783,528	7,009,479
Change in net unrealized appreciation/depreciation on investments	1,571,605	4,544,429

Change in net assets resulting from operations	2,159,386	11,356,232

Capital Transactions:
Proceeds from shares issued	386,787,867	397,432,347
Cost of shares redeemed	(345,553,435)	(390,912,434)

Change in net assets resulting from capital transactions	41,234,432	6,519,913

Change in net assets	43,393,818	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$82,047,206	$38,653,388

Accumulated net investment income (loss)	$(195,747)	$—

Share Transactions:
Issued	12,394,296	17,884,061
Redeemed	(11,168,770)	(17,771,340)

Change in shares	1,225,526	112,721

See accompanying notes to the financial statements.

66

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the Year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.00		12.34		(12.59)

Total income (loss) from investment activities	2.87		12.14		(12.68)

Net Asset Value, End of Period	$32.33		$29.46		$17.32

Total Return	9.74	%(c)	70.09%		(42.27	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.83)%		(0.88)%		(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$82,047		$38,653		$20,777
Portfolio turnover rate(e)	308	%(c)	1,202%		2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of Less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (77.8%)
21st Century Insurance Group	3,036	$39,286
99 Cents Only Stores*	6,900	105,225
A.C. Moore Arts & Crafts, Inc.*	1,932	53,149
AAR Corp.*	4,692	53,254
Aaron Rents, Inc.	3,312	109,760
Abaxis, Inc.*	2,484	47,146
Abgenix, Inc.*	11,592	135,858
ABM Industries, Inc.	5,244	102,101
Acadia Realty TrustREIT	3,588	49,299
Actuant Corp.*	3,036	118,374
Acuity Brands, Inc.	3,864	104,328
Adaptec, Inc.*	14,904	126,088
Advanced Digital Information Corp.*	9,108	88,348
Advisory Board Co.*	2,484	88,430
ADVO, Inc.	3,864	127,203
Aeropostale, Inc.*	79	2,126
Affiliated Managers Group, Inc.*	115	5,793
Affordable Residential CommunitiesREIT	3,588	59,561
Agile Software Corp.*	7,452	65,205
AirTran Holdings, Inc.*	6,348	89,761
AK Steel Holding Corp.*	15,456	81,453
Alabama National BanCorporation	1,656	91,858
Alamosa Holdings, Inc.*	9,108	66,944
Albany International Corp.—Class A	3,588	120,413
Albany Molecular Research, Inc.*	3,312	42,824
Albemarle Corp.	2,484	78,619
Alfa Corp.	4,692	65,688
Alkermes, Inc.*	10,764	146,390
Allegheny Technologies, Inc.	7,728	139,490
Alliance Gaming Corp.*	7,176	123,140
Alpharma, Inc.	3,036	62,177
Altiris, Inc.*	3,036	83,824
AMC Entertainment, Inc.*	4,416	67,874
AMCOL International Corp.	3,036	57,532
American Medical Security Group, Inc.*	1,656	45,126
American Medical Systems Holdings, Inc.*	3,588	120,916
American States Water Co.	2,208	51,314
American Woodmark Corp.	828	49,556
AMERIGROUP Corp.*	1,104	54,317
Amis Hldg, Inc.*	4,416	74,719
Amli Residential Properties TrustREIT	3,588	105,272
AmSurg Corp.*	4,213	105,873
Anaren Microwave, Inc.**	3,036	49,608
Anchor BanCorp Wisconsin, Inc.	2,760	72,974
Anixter International, Inc.	3,588	122,100
ANSYS, Inc.*	2,208	103,776
Anteon International Corp.*	3,312	108,037
Anthracite Capital, Inc.*REIT	6,348	76,049
Apogee Enterprises, Inc.	3,864	40,186
Apollo Inv Corp Com*	8,832	121,617
Applera Corp.—Celera Genomics Group*	10,212	117,540
Applied Industrial Technologies, Inc.	2,484	74,818
Apria Healthcare Group, Inc.*	3,312	95,054
AptarGroup, Inc.	3,312	144,701
AQuantive, Inc.*	6,624	65,445
Aquilla, Inc.*	27,600	98,256
Arbitron, Inc.*	2,208	80,636
Arch Chemicals, Inc.	3,036	87,498
Arch Wireless Class A*	2,484	70,769
Arctic Cat, Inc.	1,932	53,188
Argonaut Group, Inc.*	3,312	61,040
Ariad Pharmaceuticals, Inc.*	7,452	55,815
Ariba, Inc.*	38,916	77,054
Arkansas Best Corp.	3,036	99,945
Armor Holdings, Inc.*	3,312	112,608
Artisan Components, Inc.*	3,312	85,450
Ascential Software Corp.*	8,280	132,397
Atherogenics, Inc.REIT*	5,244	99,793
Avanex Corp.*	11,316	44,019
Aviall, Inc.*	3,312	62,961
Avista Corp.	4,416	81,343
Axcelis Technologies, Inc.*	13,524	168,240
Aztar Corp.*	2,208	61,824
Baldor Electric Co.	4,140	96,669
BancorpSouth, Inc.	8,556	192,766
Bandag, Inc.	1,380	61,451
Bankatlantic Bancorp, Inc.—Class A	3,312	61,106
Banner Corp.	1,380	40,103
Banta Corp.	1,932	85,800
BE Aerospace, Inc.*	5,244	39,750
Bel Fuse, Inc.—Class B	1,656	69,055
Belden, Inc.	3,588	76,891
Benchmark Electronics, Inc.*	5,244	152,601
Berry Petroleum Co.—Class A	2,484	73,054
Beverly Enterprises, Inc.*	15,180	130,548
BioMarin Pharmaceutical, Inc.*	9,108	54,648
Black Box Corp.	2,208	104,350
Black Hills Corp.	2,484	78,246
Blue Coat Systems, Inc.*	1,380	46,216
Blyth, Inc.	2,760	95,192
Boca Resorts, Inc.—Class A*	3,036	60,174
Bone Care International, Inc.*	2,208	51,711
Boston Private Financial Holdings, Inc.	3,864	89,490
Bowne & Co., Inc.	4,968	78,743
Boyd Gaming Corp.	1,932	51,333
Brady Corp.—Class A	2,484	114,512
Brandywine Realty TrustREIT	3,312	90,053
Bright Horizons Family Solutions, Inc.*	1,932	103,575
Brocade Communications Systems, Inc.*	36,156	216,212
Brooks Automation, Inc.*	5,796	116,789
Brown Shoe Company, Inc.	2,484	101,670
Brush Wellman, Inc.*	2,484	46,948
Buckeye Technologies, Inc.*	4,140	47,610
Burlington Coat Factory Warehouse Corp.	2,484	47,941
C&D Technologies, Inc.	3,036	54,132
C-COR.net Corp.*	6,072	62,481
Cabot Microelectronics Corp.*	3,036	92,932
California Pizza Kitchen, Inc.*	2,760	52,882
California Water Service Group	2,208	60,830
Callaway Golf Co.	8,556	97,025
Calpine Corp.*	58,788	253,964
Cambrex Corp.	3,312	83,562
Capital City Bank Group, Inc.	1,380	54,634
Caraustar Industries, Inc.*	4,140	58,415
Carpenter Technology Corp.	2,760	93,978
Cascade Bancorp	2,484	45,904
Cascade Corp.	1,380	43,125
Casella Waste Systems, Inc.*	2,760	36,294
Casey’s General Stores, Inc.	7,176	131,321

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Cash America International, Inc.	4,140	$95,220
Catalina Marketing Corp.*	6,624	121,153
Cathay Bancorp, Inc.	3,036	202,500
Cato Corp.—Class A	2,760	61,962
CB Bancshares, Inc.	552	51,446
Cell Therapeutics, Inc.*	7,176	52,887
Centene Corp.*	2,760	106,398
Central Pacific Financial Corp.	2,208	60,720
Central Parking Corp.	2,484	46,426
Century Aluminum Co.*	2,484	61,578
CH Energy Group, Inc.	2,208	102,540
Champion Enterprises, Inc.*	8,832	81,078
Charles River Associates, Inc.*	1,380	42,711
Charming Shoppes, Inc.*	16,284	145,415
Charter Communications, Inc.—Class A*	38,088	149,305
Charter Municipal Mortgage Acceptance Co.	4,968	97,671
Chattem, Inc.*	2,484	71,713
Checkpoint Systems, Inc.*	4,692	84,128
Chemical Financial Corp.	3,312	122,180
Cheniere Energy, Inc.*	2,760	54,013
Chesapeake Corp.	2,760	73,637
Chippac, Inc.—Class A*	8,556	53,646
Chiquita Brands International, Inc.*	4,968	103,931
Chittenden Corp.	3,036	106,715
Chordiant Software, Inc.*	10,212	46,567
Christopher & Banks Corp.	4,692	83,095
Churchill Downs, Inc.	1,104	44,933
Ciber, Inc.*	7,176	58,987
Cimarex Energy Co.*	5,244	158,526
Cincinnati Bell, Inc.*	34,776	154,405
Circor International, Inc.	2,208	45,021
Citizens Banking Corp.	6,072	188,536
City Holding Co.	2,484	78,445
CKE Restaurants, Inc.*	7,452	99,335
Clarcor, Inc.	1,932	88,486
CLECO Corp.	6,348	114,137
CMGI, Inc.*	53,268	103,873
CMS Energy Corp.*	18,768	171,352
CNET Networks, Inc.*	15,732	174,152
Coeur d’Alene Mines Corp.*	30,360	123,870
Cognex Corp.	5,520	212,409
Coherent, Inc.*	4,140	123,579
Cohu, Inc.	3,036	57,805
Cole National Corp.*	1,932	45,112
Commerce Group, Inc.	3,036	149,887
Commercial Federal Corp.	3,864	104,714
Commercial Metals Co.	3,588	116,431
Commercial NET Lease RealtyREIT	6,624	113,933
Commscope, Inc.*	3,036	65,122
Community Bank System, Inc.	3,588	81,771
Community Banks, Inc,	1,380	40,531
Community Trust Bancorp, Inc.	1,656	50,508
Compass Minerals International, Inc.	2,208	42,791
CompuCredit Corp.*	2,760	47,748
Comstock Resources, Inc.*	3,312	64,452
Conceptus, Inc.*	3,588	40,365
Concur Technologies, Inc.*	3,588	38,392
CONMED Corp.*	4,140	113,436
Consolidated Graphics, Inc.*	1,656	72,947
Continental Airlines, Inc. Class—B*	7,728	87,867
Cooper Tire & Rubber Co.	6,624	152,353
Cornerstone Realty Income Trust, Inc.REIT	7,176	62,934
Corporate Office Properties TrustREIT	4,140	102,879
Correctional Properties TrustREIT	1,656	48,438
Corrections Corp. of America*	4,416	174,388
Corus Bankshares, Inc.	2,208	90,771
Corvis Corp.*	55,200	77,832
CoStar Group, Inc.*	2,208	101,413
Cousins Properties, Inc.REIT	3,312	109,130
Cray, Inc.*	12,144	80,393
Credence Systems Corp.*	11,592	159,970
Crompton Corp.	16,284	102,589
Cross Country Healthcare, Inc.*	3,312	60,113
Crown Holdings, Inc.*	15,180	151,344
CSK Auto Corp.*	5,796	99,343
CTI Molecular Imaginging, Inc.*	4,416	62,619
Cubic Corp.	2,208	46,213
Cubist Pharmaceuticals, Inc.*	5,796	64,336
Cuno, Inc.*	2,484	132,521
Curtiss-Wright Corp.	2,760	155,084
CV Therapeutics, Inc.*	4,416	74,012
CVB Financial Corp.	5,244	114,214
Datascope Corp.	1,656	65,727
Decode Genetics, Inc.*	6,900	58,650
Delphi Financial Group, Inc.—Class A	1,380	61,410
Delta Air Lines, Inc.*	15,180	108,082
Deltic Timber Corp.	1,380	52,992
Denbury Resources, Inc.*	3,864	80,951
Dendrite International, Inc.*	5,244	97,434
DHB Industries, Inc.*	2,760	41,897
Diagnostic Products Corp.	2,760	121,274
Dick’s Sporting Goods, Inc.*	4,140	138,069
Digital River, Inc.*	4,140	135,088
Digital Theater Systems Inc.*	2,484	64,957
Digitas, Inc.*	7,728	85,240
Dime Community Bancshares, Inc.	4,416	77,192
Dionex Corp.*	2,760	152,269
Direct General Corp.	2,208	71,230
Discovery Laboratories, Inc.*	6,624	63,524
Ditech Communications Corp.*	4,140	96,628
Dj Orthopedics, Inc.*	2,484	57,132
Dobson Communications Corp.*	15,456	50,387
Dollar Thrifty Automotive Group, Inc.*	3,036	83,308
Downey Financial Corp.	1,932	102,879
Drew Industries, Inc.*	1,104	44,933
DRS Technologies, Inc.*	2,208	70,435
Duane Reade, Inc.*	3,588	58,592
Dyax Corp.*	3,588	42,159
Dycom Industries, Inc.*	4,416	123,648
Eagle Materials Class A	2,208	156,812
EarthLink, Inc.*	19,044	197,104
Eastgroup Properties, Inc.REIT	2,484	83,636
Eclipsys Corp.*	5,244	80,023
EDO Corp	2,208	53,257
eFunds Corp.*	6,348	111,090
El Paso Electric Co.*	6,348	98,013
Electro Scientific Industries, Inc.*	3,864	109,390
ElkCorp	2,760	66,074
Emmis Communications Corp.*	6,072	127,391
Empire District Electric Co.	3,312	66,604

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Emulex Corp.*	9,936	$142,184
Encore Acquisition Co.*	3,036	84,704
Encysive Pharmaceuticals, Inc.*	7,452	63,342
EnPro Industries, Inc.*	3,036	69,767
Enterasys Networks, Inc.*	29,808	62,895
Entertainment Properties TrustREIT	2,760	98,642
Entravision Communications Corp.*	6,900	52,992
Entrust Technologies, Inc.**	9,108	40,986
Enzo Biochem, Inc.*	3,312	49,680
Epicor Software Corp.*	5,520	77,556
Equity Inns, Inc.REIT	6,348	58,973
Equity One, Inc.REIT	4,140	74,851
eResearch Technology, Inc.*	4,452	124,656
ESCO Technologies, Inc.*	1,932	103,092
ESS Technology, Inc.*	4,692	50,251
Essex Property Trust, Inc.REIT	1,380	94,323
Esterline Technologies Corp.*	3,036	89,653
Ethan Allen Interiors, Inc.	1,380	49,556
Excel Technology, Inc.*	1,656	55,062
Exelixis, Inc.*	8,832	89,115
Exide Technologies*	3,312	67,730
ExpressJet Holdings, Inc.*	5,244	63,662
F.N.B. Corp.	3,864	78,826
FBL Financial Group, Inc.—Class A	1,656	46,799
FelCor Lodging Trust, Inc.REIT*	6,900	83,490
Ferro Corp.	3,864	103,092
Fidelity Bankshares, Inc.	1,932	68,489
Filenet Corp.*	4,968	156,839
Financial Federal Corp.*	1,932	68,122
Finisar Corp.*	23,460	46,451
Finish Line, Inc.—Class A*	2,760	83,269
First BanCorp.	4,416	179,952
First Charter Corp.	4,140	90,211
First Citizens BancShares, Inc.—Class A	828	101,016
First Commonwealth Financial Corp.	9,936	128,870
First Community Bancorp—Class A	1,932	74,266
First Community Bankshares, Inc.	1,380	46,230
First Federal Capital Corp.	2,760	76,811
First Financial BanCorp.	4,968	88,033
First Financial Bankshares, Inc.	1,932	81,009
First Financial Corp.	1,932	61,631
First Financial Holdings, Inc.	1,656	47,709
First Health Group Corp.*	10,764	168,026
First Horizon Pharmaceutical Corp.*	3,588	67,813
First Industrial Realty Trust, Inc.REIT	3,588	132,325
First Merchants Corp.	2,760	71,622
First National Bancshares	6,732	127,571
First Republic Bank	1,932	83,231
First Sentinel Bancorp, Inc.	3,312	68,062
FirstFed Financial Corp.*	1,932	80,371
Fisher Communications, Inc.*	828	41,673
Florida East Coast Industries, Inc.	3,036	117,341
Flowers Foods, Inc.	4,416	115,478
Flushing Financial Corp.	2,484	43,843
Forest Oil Corp.*	3,588	98,024
Formfactor, Inc.*	3,864	86,747
Franklin Electric Co., Inc.	2,208	83,374
Fred’s, Inc.	5,520	121,937
Frontier Financial Corp.	2,208	77,148
FTI Consulting, Inc.*	5,244	86,526
Fuller (H.B.) Co.	3,588	101,899
Furniture Brands International, Inc.	2,760	69,138
G & K Services, Inc.	2,484	99,832
Gables Residential TrustREIT	1,380	46,892
Gardner Denver, Inc.*	2,484	69,304
Gartner Group, Inc.*	6,348	83,921
Gateway, Inc.*	31,464	141,588
GATX Corp.	3,036	82,579
Gaylord Entertainment Co.*	3,312	103,964
GenCorp, Inc.	4,968	66,522
General Cable Corp.*	5,520	47,196
General Communication, Inc.—Class A	6,348	50,403
Genesee & Wyoming, Inc.—Class A*	2,208	52,330
Genesis Healthcare Corp.*	2,760	80,150
Gentiva Health Services, Inc.*	3,588	58,341
Geron Corp.*	6,348	51,355
Getty Realty Corp.REIT	2,484	62,497
Gibraltar Steel Corp.	2,208	72,467
Glacier Bancorp, Inc.	3,624	102,088
Glatfelter (P.H.) Co.	4,140	58,291
Glimcher Realty TrustREIT	4,692	103,787
Global Industries, Ltd.*	11,592	66,306
Global Power Equipment Group, Inc.*	4,692	37,630
Golden Telecom, Inc.	1,932	54,366
Goodyear Tire & Rubber Co.*	19,872	180,637
Granite Construction, Inc.	2,208	40,252
Graphic Packaging Corp.*	9,384	81,172
Gray Television, Inc.	6,348	88,174
Greif Brothers Corp.—Class A	1,932	81,627
Grey Wolf, Inc.*	26,496	112,343
Group 1 Automotive, Inc.*	2,208	73,328
Guitar Center, Inc.*	3,036	135,011
Gymboree Corp.*	4,416	67,830
Hancock Holding Co.	3,864	112,288
Handleman Co.	3,312	76,706
Hanover Compressor Co.*	6,624	78,826
Harbor Florida Bancshares, Inc.	3,036	83,520
Harland (John H.) Co.	3,588	105,308
Harleysville National Corp.	3,588	91,853
Harris Interactive, Inc.*	6,900	46,368
Harvest Natural Resources, Inc.*	4,968	74,073
Haverty Furniture Companies, Inc.	2,760	48,245
Hayes Lemmerz International, Inc.*	5,244	79,184
Healthcare Realty Trust, Inc.REIT	3,864	144,823
Heartland Express, Inc.	4,416	120,822
Hecla Mining Co.*	16,836	95,965
HEICO Corp.	2,760	50,370
Helmerich & Payne, Inc.	4,416	115,346
Hibbet Sporting Goods, Inc.*	3,312	90,583
Highland Hospitality Corp.REIT	4,968	49,928
Highwoods Properties, Inc.	6,900	162,150
Hollinger International, Inc.	6,348	106,583
Holly Corp.	1,380	51,612
Hologic, Inc.*	2,760	64,170
Home Properties of New York, Inc.REIT	2,208	86,068
HomeStore.com, Inc.*	13,524	53,961
Hooper Holmes, Inc.	8,004	45,943
Horace Mann Educators Corp.	5,244	91,665
Hot Topic, Inc.*	6,900	141,381
Hudson River Bancorp, Inc.	4,416	75,381

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Human Genome Sciences, Inc.*	16,284	$189,384
Hydril Co.*	2,208	69,552
Hypercom Corp.*	7,176	60,637
Iberiabank Corp.	828	49,001
Identix, Inc.*	12,420	92,777
IDEX Corp.	5,281	181,385
IDX Systems Corp.*	3,036	96,818
IHOP Corp.	3,036	108,567
II-VI, Inc.	1,656	50,773
Imation Corp.	4,416	188,166
IMC Global, Inc.	10,764	144,237
IMPAC Mortgage Holdings, Inc.REIT	4,968	111,879
Impax Laboratories, Inc.*	6,900	133,722
Incyte Genomics, Inc.*	8,556	65,368
Independence Community Bank Corp.	7,375	268,451
Independent Bank Corp.	2,208	63,922
Independent Bank Corp.	2,484	63,094
Infinity Property & Casualty Corp.	3,036	100,188
InFocus Corp.*	5,520	46,920
Informatica Corp.*	12,144	92,659
infoUSA, Inc.*	4,416	44,778
InnKeepers U.S.A. TrustREIT	4,692	48,375
Insight Communications Co., Inc.*	6,348	58,782
Insituform Technologies, Inc.—Class A*	3,864	62,867
Integra Bank Corp.	2,208	48,642
Integrated Device Technology, Inc.*	8,280	114,595
Integrated Silicon Solution, Inc.*	4,968	60,659
Interactive Data Corp.*	5,244	91,350
Interdigital Communications Corp.*	7,452	140,172
Interface, Inc.*	6,348	55,418
Internet Capital Group, Inc.*	5,520	42,725
Internet Security Systems, Inc.*	5,244	80,443
Interstate Bakeries Corp.	5,796	62,887
InterVoice-Brite, Inc.*	4,968	56,983
Interwoven, Inc.*	5,796	58,540
Intrado, Inc.*	2,484	39,968
Intuitive Surgical, Inc.*	4,692	89,148
Invacare Corp.	3,312	148,113
Inveresk Research Group, Inc.*	4,140	127,678
Inverness Medical Innovation, Inc.*	1,932	42,311
Investors Real Estate TrustREIT	5,796	60,162
Iomega Corp.	7,176	40,042
Ionics, Inc.*	2,484	70,173
Ipass, Inc.*	6,348	67,225
Ipayment, Inc.*	1,380	56,580
Irwin Financial Corp.	2,484	65,578
ISIS Pharmaceuticals, Inc.*	7,452	42,774
Jack in the Box, Inc.*	2,484	73,775
Jacuzzi Brands, Inc.*	10,764	86,865
JAKKS Pacific, Inc.*	3,588	74,595
Jarden Corp.*	3,312	119,199
JLG Industries, Inc.	5,520	76,673
Jo-Ann Stores, Inc.*	2,760	81,144
Jones Lang LaSalle, Inc.*	3,864	104,714
Journal Register Co.*	5,520	110,400
Joy Global, Inc.	6,900	206,586
K-V Pharmaceutical Co.*	4,968	114,711
K2, Inc.*	4,416	69,331
Kadant, Inc.*	1,932	44,687
Kansas City Southern Industries, Inc.*	5,520	85,560
Kaydon Corp.	3,588	110,977
KCS Energy, Inc.*	6,900	91,908
Keane, Inc.*	6,348	86,904
Kellwood Co.	2,760	120,198
Kelly Services, Inc.—Class A	2,484	74,023
Kennametal, Inc.	4,692	214,894
Kensey Nash Corp.*	1,380	47,610
Key Energy Group*	11,040	104,218
Keystone Automotive Industries, Inc.*	2,208	61,581
KFX, Inc.*	6,072	46,269
Kilroy Realty Corp.REIT	1,656	56,470
Kimball International, Inc.—Class B	3,036	44,781
Kindred Healthcare, Inc.*	3,864	101,816
Kirby Corp.*	3,036	118,100
Knight Trading Group, Inc.*	16,284	163,166
Knight Transportation, Inc.*	3,588	103,083
Kopin Corp.*	9,936	50,773
Korn/Ferry International*	4,416	85,538
Kramont Realty TrustREIT	3,312	52,992
Kronos, Inc.*	3,588	147,826
La Quinta Corp.*	26,496	222,566
La-Z-Boy, Inc.	6,624	119,099
LabOne, Inc.*	2,484	78,942
Labor Ready, Inc.*	4,968	77,004
Laclede Group, Inc.	3,036	83,217
Laidlaw International*	12,420	160,963
Lancaster Colony Corp.	3,864	160,898
Lance, Inc.	3,588	55,255
Landauer, Inc.	1,380	61,631
Landstar System, Inc.*	4,140	218,883
Lasalle Hotel PropertiesREIT	3,864	94,282
Lattice Semiconductor Corp.*	16,008	112,216
Lawson Software, Inc.*	7,728	54,714
Lennox International, Inc.	5,796	104,908
Levitt Corp.*	2,208	56,878
Lexicon Genetics, Inc.*	8,832	69,243
Libbey, Inc.	1,932	53,632
Lifecell Corp.*	4,140	46,741
Ligand Pharmaceuticals, Inc.—Class B*	9,936	172,689
Lincoln Electric Holdings, Inc.	4,692	159,950
Lindsay Manufacturing Co.	1,656	39,777
Linens’n Things, Inc.*	3,312	97,075
Lionbridge Technologies, Inc.*	6,624	50,674
Lithia Motors, Inc.—Class A	1,932	47,875
Littelfuse, Inc.*	3,036	128,757
LKQ Corp.*	1,932	35,800
LNR Property Corp.	828	44,919
Longview Fibre Co.*	7,176	105,703
Luminex Corp.*	3,864	38,872
M/I Schottenstein Homes, Inc.	1,380	56,028
Macdermid, Inc.	3,864	130,796
Macrovision Corp.*	6,072	151,982
Magellan Health Services*	3,864	129,251
Magnum Hunter Resources, Inc.*	8,832	91,676
Maguire Properties, Inc.REIT	4,140	102,548
Manitowoc Co.	3,312	112,111
ManTech International Corp.—Class A*	2,484	46,625
Manufactured Home Communities, Inc.REIT	2,208	73,284
Marcus Corp.	2,760	47,610
MarineMax, Inc.*	1,656	47,494

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
MascoTech, Inc.*	1,386	$—
MatrixOne, Inc.*	6,900	47,679
Matthews International Corp.—Class A	4,692	154,554
Mattson Technology, Inc.*	5,520	66,350
Maverick Tube Corp.*	1,932	50,734
Maximus, Inc.*	2,484	88,083
MB Financial, Inc.	2,484	91,436
McDATA Corp.—Class A*	16,560	89,093
McGrath RentCorp.	1,380	50,991
Medarex, Inc.*	11,316	82,494
Mentor Corp.	5,796	198,744
Mercury Computer Systems, Inc.*	3,036	75,293
MeriStar Hospitality Corp.REIT*	12,420	84,953
Metal Management, Inc.*	2,484	49,208
Metals USA, Inc.*	2,760	49,349
Methode Electronics, Inc.—Class A	4,968	64,435
Metrocall Holdings, Inc.*	828	55,476
MFA Mortgage Investments, Inc.REIT	9,660	85,974
MGE Energy, Inc.	2,760	90,059
Micromuse, Inc.*	11,040	73,858
Micros Systems, Inc.*	2,208	105,918
Mid-State Bancshares	3,312	77,865
Millennium Chemicals, Inc.*	7,728	133,849
Mindspeed Technologies, Inc.*	14,076	69,817
Mine Safety Appliances Co.	3,036	102,313
Modine Manufacturing Co.	3,312	105,487
Molina Healthcare, Inc.*	1,380	52,688
Monaco Coach Corp.	3,312	93,299
Moog, Inc.—Class A*	3,588	133,151
MPS Group, Inc.*	13,800	167,256
MTS Systems Corp.	3,036	71,194
Mueller Industries, Inc.	3,312	118,569
Myers Industries, Inc.	3,036	42,808
Mykrolis Corp.*	5,796	100,966
Nabi Biopharmaceuticals*	8,280	117,742
Nara Bancorp, Inc.	2,484	42,551
National Financial Partners	4,692	165,486
National Health Investors, Inc.REIT	3,312	90,053
National Penn Bancshares, Inc.	3,312	98,499
National Western Life Insurance Co.	276	42,380
Nationwide Health Properties, Inc.REIT	8,832	166,925
Navigant Consulting Co.*	6,348	136,101
NBT Bancorp, Inc.	4,692	104,819
NCI Building Systems, Inc.*	2,484	80,854
NCO Group, Inc.*	3,864	103,130
NDCHealth Corp.	2,208	51,226
Newcastle Investment Corp.REIT	4,140	123,993
Newpark Resources, Inc.*	11,868	73,582
NMS Communications Corp.**	6,624	48,885
North Fork Bancorp, Inc.	558	21,232
North Pittsburgh Systems, Inc.	2,208	44,270
Northwest Airlines Corp. Class A*	9,660	107,419
Northwest Bancorp, Inc.	2,760	63,204
Northwest Natural Gas Co.	3,864	117,853
NS Group, Inc.*	2,484	40,837
Nu Skin Enterprises, Inc.	6,900	174,707
Nuvelo, Inc.*	4,140	39,827
Oceaneering International, Inc.*	3,588	122,888
Octel Corp.	1,656	43,602
Ocular Sciences, Inc.*	2,760	104,880
Ocwen Financial Corp.*	5,520	66,461
Odyssey Healthcare, Inc.*	5,244	98,692
Offshore Logistics, Inc.*	2,760	77,611
Ohio Casualty Corp.*	8,556	172,231
Oil States International, Inc.*	4,140	63,342
Old Dominion Freight Line, Inc.*	2,244	66,153
Old National BanCorp.	8,004	198,738
Old Second Bancorp, Inc.	828	43,677
OM Group, Inc.*	3,036	100,218
Omega Healthcare Investors, Inc.REIT	6,624	66,505
ON Semiconductor Corp.**	17,112	85,902
Onyx Pharmaceuticals, Inc.*	3,588	151,988
Open Solutions, Inc.*	1,656	41,367
Opsware, Inc.*	7,176	56,834
OraSure Technologies, Inc.*	5,520	53,710
Orbital Sciences Corp.*	6,072	83,854
Oriental Financial Group, Inc.	2,484	67,242
OrthoLogic Corp.*	4,968	43,073
Oscient Pharmaceuticals Corp.*	8,556	43,721
Otter Tail Power Co.	3,588	96,374
Overseas Shipholding Group, Inc.	1,380	60,899
Overstock.com, Inc.*	1,656	64,716
Owens & Minor, Inc.	5,244	135,819
Oxford Industries, Inc.	1,932	84,158
P.F. Chang’s China Bistro, Inc.*	2,208	90,859
Pacific Capital BanCorp.	6,348	178,569
Packeteer, Inc.**	4,692	75,776
PalmOne, Inc.*	3,588	124,755
Par Pharmaceutical Cos., Inc.*	1,104	38,872
Parametric Technology Corp.*	37,812	189,059
Parexel International Corp.*	3,588	71,042
Park National Corp.	1,656	211,487
Parker Drilling Co.*	13,248	50,607
Parkway Properties, Inc.REIT	279	12,402
Paxar Corp.*	4,968	96,975
Payless ShoeSource, Inc.*	8,556	127,570
Pediatrix Medical Group, Inc.*	2,760	192,786
Peet’s Coffee & Tea, Inc.*	1,656	41,383
Penn Virginia Corp.	2,484	89,697
Pennsylvania REIT	3,864	132,342
Pep Boys-Manny, Moe & Jack	3,312	83,959
Per-Se Technologies, Inc.*	3,312	48,156
Perot Systems Corp.—Class A*	10,764	142,838
Perrigo Co.	8,556	162,307
PFF Bancorp, Inc.	1,380	51,391
Pharmos Corp.*	12,420	51,046
Philadelphia Consolidated Holding Corp.*	2,484	149,214
Pinnacle Entertainment, Inc.*	4,968	62,646
Pixelworks, Inc.*	5,796	88,795
Plains Exploration & Production Co.*	8,280	151,938
Plug Power, Inc.*	6,900	51,612
PNM Resources, Inc.	6,624	137,580
PolyOne Corp.*	12,972	96,512
Post Properties, Inc.REIT	5,520	160,908
Powerwave Technologies, Inc.*	9,108	70,132
Prentiss Properties TrustREIT	4,140	138,773
Presidential Life Corp.	3,036	54,709
Price Communications Corp.*	5,140	75,866
Price Legacy Corp.REIT	3,036	56,045
Prima Energy Corp.*	1,380	54,607

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Prime Hospitality Corp.*	5,244	$55,691
Primedia, Inc.*	18,768	52,175
Primus Telecommunications Group, Inc.*	10,488	53,279
Priority Healthcare Corp.—Class B*	4,140	95,013
PrivateBancorp, Inc.	2,208	60,632
ProAssurance Corp.*	3,588	122,387
ProQuest Co.*	3,312	90,252
Prosperity Bancshares, Inc.	2,208	53,765
Provident Bankshares Corp.	4,692	135,317
Provident Financial Services, Inc.	7,728	135,626
Province Healthcare Co.*	6,348	108,868
PS Business Parks, Inc.REIT	1,656	66,637
PSS World Medical, Inc.*	9,660	108,192
Pulitzer, Inc.	1,104	53,986
Quanta Services, Inc.*	10,212	63,519
Quantum Corp.*	25,392	78,715
R & G Financial Corp.—Class B	3,588	118,619
RailAmerica, Inc.*	4,968	72,533
RAIT Investment TrustREIT	2,760	68,034
Ralcorp Holdings, Inc.*	3,588	126,298
Range Resources Corp.	9,660	141,036
RARE Hospitality International, Inc.*	4,692	116,831
RC2 Corp.*	1,932	68,586
Reader’s Digest Association, Inc.	9,660	154,463
RealNetworks, Inc.*	15,732	107,607
Realty Income Corp.REIT	3,588	149,727
Red Robin Gourmet Burgers, Inc.*	1,656	45,325
Regal-Beloit Corp.	3,588	79,869
Reliance Steel & Aluminum Co.	2,484	100,155
Revlon, Inc.—Class A*	20,700	61,065
RF Micro Devices, Inc.*	24,288	182,161
RLI Corp.	2,760	100,740
Rock-Tenn Co.	4,140	70,173
Rogers Corp.*	2,208	154,340
RTI International Metals, Inc.*	3,036	48,424
Ruddick Corp.	4,692	105,335
Russell Corp.	4,140	74,354
Ryans Restaurant Group, Inc.*	6,072	95,938
Ryerson Tull, Inc.	3,312	52,595
S & T Bancorp, Inc.	3,312	105,918
S1 Corp.*	9,936	98,764
Safeguard Scientifics, Inc.*	16,836	38,723
SafeNet, Inc.*	3,312	91,676
Saga Communications, Inc.*	2,208	40,296
Salix Pharmaceuticals, Ltd.*	3,312	109,130
Sandy Spring Bancorp, Inc.	1,932	67,137
Sapient Corp.*	11,040	66,350
Scansoft, Inc.*	11,316	56,014
ScanSource, Inc.*	1,656	98,400
Schweitzer-Mauduit International, Inc.	1,656	50,723
SCP Pool Corp.	4,968	223,559
Seacoast Financial Services Corp.	4,140	143,244
Seacor Smit, Inc.*	2,208	96,997
Secure Computing Corp.*	4,968	57,877
Select Comfort Corp.*	4,692	133,253
Select Medical Corp.	11,040	148,157
Sensient Technologies Corp.	6,072	130,427
Sequa Corp.—Class A*	828	48,413
Serena Software, Inc.*	3,588	68,495
Shaw Group, Inc.*	7,728	78,285
Shopko Stores, Inc.*	4,140	58,540
Sierra Pacific Resources*	14,904	114,910
Silgan Holdings, Inc.	1,656	66,753
Silicon Graphics, Inc.*	36,984	81,365
Silicon Image, Inc.*	10,488	137,707
Silicon Storage Technology, Inc.*	11,040	113,712
Siliconix, Inc.*	828	41,085
Simmons First National Corp.—Class A	2,208	57,474
Simpson Manufacturing Co., Inc.	2,484	139,402
Sinclair Broadcast Group—Class A	6,348	65,194
Six Flags, Inc.*	12,144	88,165
SkyWest, Inc.	8,280	144,155
Skyworks Solutions, Inc.*	18,492	161,436
Sola International, Inc.*	3,864	66,577
Sonic Automotive, Inc.	3,312	73,361
Sonic Corp.*	36	819
Sonic Solutions*	2,484	52,785
SonoSite, Inc.*	2,208	52,793
Sonus Networks, Inc.*	30,636	146,440
Sotheby’s Holdings, Inc.—Class A*	5,244	83,694
Southern Union Co.*	4,968	104,725
Southwest Gas Corp.	4,416	106,558
Southwestern Energy Co.*	4,416	126,607
Spartech Corp.	3,588	93,073
Speedway Motorsports, Inc.	2,208	73,836
Spherion Corp.*	8,556	86,758
SRA International, Inc.—Class A*	1,380	58,402
St. Mary Land & Exploration Co.	3,588	127,912
Standard Microsystems Corp.*	2,484	57,927
Standex International Corp.	1,656	45,043
StarTek, Inc.	1,656	59,285
State Auto Financial Corp.	1,932	59,351
STERIS Corp.*	6,348	143,211
Sterling BanCorp.	1,932	53,362
Sterling Bancshares, Inc.	6,348	90,078
Sterling Financial Corp.	3,036	79,027
Sterling Financial Corp.*	3,375	107,561
Stewart & Stevenson Services, Inc.	4,140	74,189
Stewart Enterprises, Inc.—Class A*	15,180	123,565
Strayer Education, Inc.	1,932	215,553
Stride Rite Corp.	5,520	60,886
Suffolk BanCorp.	1,656	53,986
Summit Properties, Inc.REIT	3,588	91,996
Superior Energy Services, Inc.*	7,728	77,666
SureWest Communications	1,932	61,051
Susquehanna Bancshares, Inc.	6,624	166,660
Swift Energy Co.*	3,312	73,063
Sybron Dental Special, Inc.*	5,520	164,772
Sycamore Networks, Inc.*	24,564	103,906
Symmetricom, Inc.*	6,348	56,497
Take-Two Interactive Software, Inc.*	4,140	126,850
TALX Corp.	1,932	47,199
Taubman Centers, Inc.REIT	6,072	138,988
Techne Corp.*	4,968	215,859
Technitrol, Inc.*	5,244	114,844
Tecumseh Products Co.	2,208	90,948
Teledyne Technologies, Inc.*	4,692	93,934
TeleTech Holdings, Inc.**	5,244	45,990
Telik, Inc.*	5,520	131,762
Tenneco Automotive, Inc.*	5,796	76,681
Terex Corp.*	3,864	131,878
Tesoro Petroleum Corp.*	5,520	152,352

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks, continued
Tessera Technologies*	3,312	$59,682
TETRA Technologies, Inc.*	3,036	81,517
Texas Industries, Inc.	2,484	102,266
The Medicines Co.*	6,348	193,678
The Men’s Wearhouse, Inc.*	1,656	43,702
The Phoenix Companies, Inc.	12,420	152,145
The Robert Mondavi Corp.—Class A*	1,380	51,088
The Steak n Shake Co.*	3,312	60,345
Thomas Industries, Inc.	1,932	64,142
Thor Industries, Inc.	2,760	92,350
THQ, Inc.*	4,140	94,806
Tierone Corp.	2,760	59,368
Titan Corp.*	11,316	146,882
Toro Co.	1,104	77,358
Town& Country TrustREIT	2,484	62,696
Trammell Crow Co.*	4,692	66,157
Transaction Systems Architects, Inc.*	5,244	112,903
Transkaryotic Therapies, Inc.*	4,140	61,934
Transmeta Corp.*	20,976	45,937
Tredegar Corp.	3,864	62,326
Triad Guaranty, Inc.*	1,380	80,316
Triarc Companies, Inc.	4,968	50,525
Trinity Industries, Inc.	2,484	78,966
TriQuint Semiconductor, Inc.*	19,320	105,487
Triumph Group, Inc.*	2,208	70,501
TrustCo Bank Corp.NY	10,488	137,393
Trustmark Corp.	6,624	191,566
TTM Technologies, Inc.*	5,796	68,683
Tyler Technologies, Inc.*	5,244	49,608
UbiquiTel, Inc.*	9,936	41,930
UICI*	4,692	111,717
UIL Holdings Corp.	1,380	67,192
UMB Financial Corp.	2,208	113,977
Unit Corp.*	3,036	95,482
United Auto Group, Inc.	2,208	67,675
United Community Banks, Inc.	4,140	104,245
United Community Financial Corp.	3,864	50,232
United Fire & Casualty Co.	1,104	63,756
United Online, Inc.*	7,452	131,230
United Rentals, Inc.*	2,484	44,439
United Surgical Partners International, Inc.*	3,864	152,512
Universal American Financial Corp.*	3,864	42,427
Universal Corp.	3,312	168,713
Universal Forest Products, Inc.REIT	2,208	71,208
Universal Health Realty Income Trust	1,656	47,527
Universal Technical Institue, Inc.*	1,932	77,241
Univest Corporation of Pennsylvania	1,104	56,304
Unizan Financial Corp.	3,036	79,240
Unova, Inc.*	6,900	139,725
URS Corp.*	2,484	68,062
Urstadt Biddle Properties—Class AREIT	3,036	44,963
USEC, Inc.	10,764	94,400
Vail Resorts, Inc.**	2,760	52,882
Valeant Pharmaceuticals International	6,348	126,960
Valmont Industries, Inc.	1,932	44,243
ValueClick, Inc.*	11,316	135,566
Varian Semiconductor Equipment Associates Inc,*	3,312	127,711
Vertex Pharmaceuticals, Inc.*	11,040	119,674
Viasys Healthcare, Inc.*	4,416	92,339
Vicor Corp.*	2,760	50,425
Vicuron Pharmaceuticals, Inc.*	6,624	83,197
Vignette Corp.*	40,848	67,808
Vintage Petroleum, Inc.	4,140	70,256
Visteon Corp.	12,696	148,162
VISX, Inc.*	2,208	58,998
Vitesse Semiconductor Corp.*	30,636	149,504
W-H Energy Services, Inc.*	3,588	70,325
W.R.Grace & Co.**	9,384	58,181
Wabtec Corp.	4,968	89,623
Walter Industries, Inc.	3,312	45,109
Washington REIT	5,520	162,178
Washington Trust Bancorp, Inc.	1,932	50,174
Watsco, Inc.	3,036	85,221
Watson Wyatt & Company Holdings	4,692	125,042
Watts Industries, Inc.—Class A	3,036	81,820
Wausau-Mosinee Paper Corp.	6,348	109,821
WCI Communities, Inc.*	2,208	49,260
webMethods, Inc.*	6,624	56,768
Weis Markets, Inc.	1,656	58,043
Werner Enterprises, Inc.	5,796	122,296
Wesbanco, Inc.	2,484	72,359
WESCO International, Inc.*	2,484	45,706
West Coast BanCorp.	2,208	47,340
West Pharmaceutical Services, Inc.	2,208	93,398
Westamerica Bancorporation	3,312	173,714
Wild Oats Markets, Inc.*	4,416	62,133
Winn-Dixie Stores, Inc.	11,592	83,462
Winnebago Industries, Inc.	2,760	102,893
Wintrust Financial Corp.	2,760	139,408
WMS Industries, Inc.*	2,760	82,248
Wolverine World Wide, Inc.	5,244	137,655
Woodward Governor Co.	1,380	99,512
World Fuel Services Corp.	1,380	62,210
X-Rite, Inc.	3,036	44,143
Yankee Candle Co., Inc.*	4,140	121,095
Zenith National Insurance Corp.	1,104	53,654
Zoll Medical Corp.*	1,380	48,410
Zoran Corp.*	6,072	111,421
Zymogenetics, Inc.*	2,760	52,440

TOTAL COMMON STOCKS (Cost $72,225,386)		73,059,505

	Principal Amount
U.S. Government Agency Obligations (25.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$23,709,000	23,709,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,709,000)		23,709,000

TOTAL INVESTMENT SECURITIES (Cost $95,937,386)—103.1%		96,768,505
Net other assets (liabilites)—(3.1)%		(2,936,100)

NET ASSETS—100.0%		$93,832,405

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2004 (Underlying face amount at value $46,373,875	157	$2,048,222

	Units
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 09/28/04 (Underlying notional amount at value $2,512,549)	4,314	17,449

Equity Index Swap Agreement based on the Russell 2000 Index expiring 08/30/04 (Underlying notional amount at value $65,480,075)	112,426	472,487

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2004:

Advertising		0.3%
Aerospace/Defense		1.2%
Agriculture		0.2%
Airlines		0.6%
Apparel		0.6%
Auto Manufacturers		1.0%
Auto Parts & Equipment		0.1%
Banks		7.5%
Beverages		0.1%
Biotechnology		1.2%
Building Materials		0.9%
Chemicals		1.5%
Commercial Banks		0.2%
Commercial Services		3.7%
Computers		2.4%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.8%
Diversified Financial Services		0.5%
Electric		1.6%
Electrical Components & Equipment		0.4%
Electronics		1.9%
Energy—Alternate Sources		0.1%
Engineering & Construction		0.3%
Enterprise Software		0.1%
Entertainment		0.8%
Environmental Control		0.3%
Finance—Credit Card		0.1%
Food		1.0%
Forest Products & Paper		0.6%
Gas		0.4%
Hand/Machine Tools		0.7%
Healthcare—Products		2.4%
Healthcare—Services		2.0%
Home Builders		0.5%
Home Furnishings		0.4%
Household Product/Wares		0.5%
Housewares		0.1%
Insurance		2.0%
Internet		2.7%
Investment Companies		0.1%
Iron/Steel		0.6%
Laser System Components		0.1%
Leisure Time		0.4%
Lodging		0.5%
Machinery—Construction& Mining		0.4%
Machinery—Diversified		1.4%
Media		1.1%
Miedical—Biomedical/Genetic		0.1%
Medical-Drugs		0.1%
Medical Instruments		0.2%
Medical Labs & Testing Services		0.1%
Metal Fabricate/Hardware		0.7%
Mining		0.6%
Miscellaneous Manufacturing		1.5%
Office/Business Equipment		0.1%
Oil & Gas		2.5%
Oil & Gas Services		1.0%
Oil Refining & Marketing		0.1%
Packaging & Containers		0.5%
Pharmaceuticals		2.9%
Pipelines		0.1%
Real Estate		0.4%
Real Estate Investment Trust		4.9%
Retail		4.0%
Savings & Loans		1.7%
Semiconductors		2.8%
Software		2.3%
Telecommunications		2.7%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Trucking & Leasing		0.1%
Water		0.1%
Other**		22.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

75

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $95,937,386)	$96,768,505
Segregated cash balances with brokers for futures contracts	2,532,985
Segregated cash balances with custodian for swap agreements	209
Dividends and interest receivable	26,354
Receivable for investments sold	13,200
Receivable for capital shares issued	2,784,127
Variation margin on futures contracts	135,814
Unrealized appreciation on swap agreements	489,936
Prepaid expenses	733

Total Assets	102,751,863

Liabilities:
Cash overdraft	230,434
Payable for capital shares redeemed	8,554,684
Advisory fees payable	37,641
Management services fees payable	7,528
Administration fees payable	1,651
Administrative services fees payable	23,619
Distribution fees payable	13,980
Other accrued expenses	49,921

Total Liabilities	8,919,458

Net Assets	$93,832,405

Net Assets consist of:
Capital	$70,380,409
Accumulated net investment income (loss)	(360,501)
Accumulated net realized gains (losses) on investments	20,443,220
Net unrealized appreciation (depreciation) on investments	3,369,277

Net Assets	$93,832,405

Shares of Beneficial Interest Outstanding	2,915,925

Net Asset Value (offering and redemption price per share)	$32.18

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$222,395
Interest	152,196

Total Investment Income	374,591

Expenses:
Advisory fees	287,052
Management services fees	57,411
Administration fees	13,327
Transfer agency and administrative service fees	196,446
Distribution fees	95,684
Custody fees	42,657
Fund accounting fees	25,127
Other fees	17,388

Total Expenses	735,092

Net Investment Income (Loss)	(360,501)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,910,195
Net realized gains (losses) on futures contracts	(1,203,273)
Net realized gains (losses) on swap agreements	946,929
Change in net unrealized appreciation/depreciation on investments	(5,056,336)

Net Realized and Unrealized Gains (Losses) on Investments	2,597,515

Change in Net Assets Resulting from Operations	$2,237,014

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(360,501)	$(358,338)
Net realized gains (losses) on investments	7,653,851	24,502,558
Change in net unrealized appreciation/depreciation on investments	(5,056,336)	8,893,996

Change in net assets resulting from operations	2,237,014	33,038,216

Capital Transactions:
Proceeds from shares issued	555,271,648	654,391,278
Cost of shares redeemed	(551,841,487)	(629,825,235)

Change in net assets resulting from capital transactions	3,430,161	24,566,043

Change in net assets	5,667,175	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$93,832,405	$88,165,230

Accumulated net investment income (loss)	$(360,501)	$—

Share Transactions:
Issued	17,736,400	30,573,273
Redeemed	(17,839,592)	(29,641,933)

Change in shares	(103,192)	931,340

See accompanying notes to the financial statements.

77

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) Through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.14	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	3.13		14.70		(10.71)		(1.93)		(7.90)		5.93

Total income (loss) from Investment activities	2.98		14.56		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)		—
Net realized gains on investments	—		—		—		—		(0.42)		—

Total distributions	—		—		—		—		(0.44)		—

Net Asset Value, End of Period	$32.18		$29.20		$14.64		$25.51		$27.61		$35.99

Total Return	10.21	%(c)	99.45%		(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.00%		2.15%		2.11%		2.24%		2.53%
Net expenses(d)	1.92%		1.98%		1.98%		2.11%		1.95%		1.70%
Net investment income (loss)(d)	(0.94)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%		1.75%
Supplemental Data:
Net assets, end of period (000’s)	$93,832		$88,165		$30,561		$89,041		$33,388		$9,804
Portfolio turnover rate(e)	252	%(c)	572%		1,511%		842%		1,971%		686	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (81.8%)
Adobe Systems, Inc.	17,408	$809,472
Altera Corp.*	39,168	870,313
Amazon.com, Inc.*	20,128	1,094,963
American Power Conversion Corp.	14,960	293,964
Amgen, Inc.*	44,064	2,404,572
Apollo Group, Inc.—Class A*	13,328	1,176,729
Apple Computer, Inc.*	39,440	1,283,378
Applied Materials, Inc.*	65,008	1,275,457
ATI Technologies, Inc.*	17,952	338,575
BEA Systems, Inc.*	28,016	230,292
Bed Bath & Beyond, Inc.*	30,192	1,160,882
Biogen Idec, Inc.*	27,472	1,737,604
Biomet, Inc.	25,568	1,136,242
Broadcom Corp.—Class A*	17,136	801,451
C.H. Robinson Worldwide, Inc.	6,256	286,775
Career Education Corp.*	7,616	346,985
CDW Corp.	6,528	416,225
Cephalon, Inc.*	3,808	205,632
Check Point Software Technologies, Ltd.*	19,040	513,890
Chiron Corp.*	19,584	874,230
Cintas Corp.	15,232	726,109
Cisco Systems, Inc.*	180,064	4,267,517
Citrix Systems, Inc.*	14,960	304,586
Comcast Corp.—Special Class A*	70,992	1,989,906
Compuware Corp.*	17,680	116,688
Comverse Technology, Inc.*	15,232	303,726
Costco Wholesale Corp.	17,952	737,289
Dell, Inc.*	69,088	2,474,732
DENTSPLY International, Inc.	5,712	297,595
Dollar Tree Stores, Inc.*	8,160	223,829
eBay, Inc.*	36,448	3,351,393
EchoStar Communications Corp.—Class A*	18,224	560,388
Electronic Arts, Inc.*	22,848	1,246,358
Expeditors International of Washington, Inc.	7,616	376,307
Express Scripts, Inc.—Class A*	5,168	409,461
Fastenal Co.	5,440	309,155
First Health Group Corp.*	7,072	110,394
Fiserv, Inc.*	18,224	708,731
Flextronics International, Ltd.*	42,704	681,129
Garmin, Ltd.	7,344	272,022
Gentex Corp.	5,984	237,445
Genzyme Corp.—General Division*	21,216	1,004,153
Gilead Sciences, Inc.*	15,776	1,056,992
Henry Schein, Inc.*	2,992	188,915
Intel Corp.	168,640	4,654,465
InterActive Corp.*	54,128	1,631,418
Intersil Corp.—Class A	10,608	229,769
Intuit, Inc.*	18,496	713,576
Invitrogen Corp.*	3,536	254,557
JDS Uniphase Corp.*	121,856	461,834
Juniper Networks, Inc.*	25,840	634,889
KLA-Tencor Corp.*	17,680	873,038
Lam Research Corp.*	10,336	277,005
Lamar Advertising Co.*	6,256	271,198
Level 3 Communications, Inc.*	50,048	177,670
Lincare Holdings, Inc.*	7,072	232,386
Linear Technology Corp.	30,736	1,213,150
Marvell Technology Group, Ltd.*	19,040	508,368
Maxim Integrated Products, Inc.	33,728	1,768,022
MedImmune, Inc.*	19,856	464,630
Mercury Interactive Corp.*	7,344	365,952
Microchip Technology, Inc.	12,784	403,207
Microsoft Corp.	276,896	7,908,149
Millennium Pharmaceuticals, Inc.*	25,024	345,331
Molex, Inc.	7,344	235,596
Network Appliance, Inc.*	27,200	585,616
Nextel Communications, Inc.—Class A*	103,088	2,748,326
Novellus Systems, Inc.*	11,152	350,619
NVIDIA Corp.*	13,328	273,224
Oracle Corp.*	161,296	1,924,260
PACCAR, Inc.	14,688	851,757
PanAmSat Corp.*	14,960	347,371
Patterson Dental Co.*	4,896	374,495
Patterson-UTI Energy, Inc.	6,528	218,100
Paychex, Inc.	26,656	903,105
PeopleSoft, Inc.*	38,352	709,512
Petsmart, Inc.	10,608	344,230
Pixar Animation Studios*	4,080	283,601
QLogic Corp.*	7,072	188,044
Qualcomm, Inc.	72,896	5,319,951
Research In Motion, Ltd.*	13,872	949,400
Ross Stores, Inc.	10,880	291,149
Ryanair Holdings PLCADR*	4,624	151,575
Sandisk Corp.*	11,152	241,887
Sanmina-SCI Corp.*	41,344	376,230
Siebel Systems, Inc.*	43,792	467,699
Sigma-Aldrich Corp.	4,896	291,851
Smurfit-Stone Container Corp.*	18,496	368,995
Staples, Inc.	25,024	733,453
Starbucks Corp.*	41,072	1,785,810
Sun Microsystems, Inc.*	107,712	467,470
Symantec Corp.*	24,208	1,059,826
Synopsys, Inc.*	10,608	301,585
Tellabs, Inc.*	17,680	154,523
Teva Pharmaceutical Industries, Ltd.ADR	16,592	1,116,476
VeriSign, Inc.*	17,408	346,419
Veritas Software Corp.*	32,640	904,128
Whole Foods Market, Inc.	4,624	441,361
Xilinx, Inc.	34,272	1,141,600
Yahoo!, Inc.*	48,144	1,749,072

TOTAL COMMON STOCKS (Cost $65,026,422)		91,599,381

	Principal Amount
U.S. Government Agency Obligations (14.0%)
Federal Home Loan Bank, 0.90%, 07/01/04	$15,729,000	15,729,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,729,000)		15,729,000

TOTAL INVESTMENT SECURITIES (Cost $80,755,422)—95.8%		107,328,381
Net other assets (liabilities)—4.2%		4,760,176

NET ASSETS—100.0%		$112,088,557

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $56,581,200)	372	$1,599,086

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $35,404,327)	23,344	423,182
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/04 (Underlying notional amount at value $35,125,682)	23,160	419,818
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $4,916,958)	3,242	58,767

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2004:
Advertising		0.2%
Airlines		0.1%
Auto Manufacturers		0.8%
Biotechnology		5.9%
Chemicals		0.3%
Commercial Services		2.3%
Computers		6.4%
Distribution/Wholesale		0.6%
Electrical Components & Equipment		0.5%
Electronics		1.4%
Food		0.4%
Healthcare—Products		1.8%
Healthcare—Services		0.2%
Internet		8.7%
Media		1.8%
Oil & Gas		0.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.9%
Retail		4.7%
Semiconductors		13.5%
Software		14.2%
Telecommunications		13.4%
Textiles		0.6%
Transportation		0.6%
Other**		18.2%

*	Non-income producing security
**	Including debt securities, repurchase agreements and net other assets (liabilities).
ADR	American Depositry Receipt

See accompanying notes to the financial statements.

80

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $80,755,422)	$107,328,381
Segregated cash balances with brokers for futures contracts	7,115,319
Segregated cash balances with custodian for swap agreeements	244
Dividends and interest receivable	1,716
Receivable for capital shares issued	5,340,658
Unrealized appreciation on swap agreements	901,767
Variation margin on futures contracts	370,769
Prepaid expenses	1,107

Total Assets	121,059,961

Liabilities:
Cash overdraft	370,051
Payable for investments purchased	8,419,061
Payable for capital shares redeemed	1,295
Advisory fees payable	52,339
Management services fees payable	10,468
Administration fees payable	2,546
Administrative services fees payable	33,730
Distribution fees payable	18,902
Other accrued expenses	63,012

Total Liabilities	8,971,404

Net Assets	$112,088,557

Net Assets consist of:
Capital	$147,584,893
Accumulated net investment Income (loss)	(777,411)
Accumulated net realized gains (losses) on investments	(63,792,737)
Net unrealized appreciation (depreciation) on investments	29,073,812

Net Assets	$112,088,557

Shares of Beneficial Interest Outstanding	35,635,378

Net Asset Value (offering and redemption price per share)	$3.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$87,787
Dividends	82,824

Total Investment Income	170,611

Expenses:
Advisory fees	372,721
Management services fees	74,545
Administration fees	17,187
Transfer agency and administrative service fees	268,088
Distribution fees	124,240
Custody fees	30,401
Fund accounting fees	32,957
Other fees	27,883

Total Expenses	948,022

Net Investment Income (Loss)	(777,411)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,329,383)
Net realized gains (losses) on futures contracts	(972,044)
Net realized gains (losses) on swap agreements	1,526,990
Change in net unrealized appreciation/depreciation on investments	2,717,586

Net Realized and Unrealized Gains (Losses) on Investments	1,943,149

Change in Net Assets Resulting from Operations	$1,165,738

See accompanying notes to the financial statements.

81

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment Income (loss)	$(777,411)	$(1,033,098)
Net realized gains (losses) on investments	(774,437)	24,763,506
Change in net unrealized appreciation/depreciation on investments	2,717,586	21,201,036

Change in net assets resulting from operations	1,165,738	44,931,444

Capital Transactions:
Proceeds from shares issued	485,912,483	658,511,166
Cost of shares redeemed	(489,067,010)	(642,553,762)
Change in net assets resulting from capital transactions	(3,154,527)	15,957,404

Change in net assets	(1,988,789)	60,888,848

Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$112,088,577	$114,077,346

Accumulated net investment Income (loss)	$(777,411)	$—

Share Transactions:
Issued	164,043,252	314,244,296
Redeemed	(165,960,447)	(312,092,062)

Change in shares	(1,917,195)	2,152,234

See accompanying notes to the financial statements.

82

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.04	)(b)	(0.04	)(b)	(0.11	)(b)	(0.04	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		1.58		(3.29)		(10.50)		(51.29)		40.99

Total income (loss) from investment activities	0.11		1.54		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments	—		—		—		—		(3.80)		—
Net Asset Value, End of Period	$3.15		$3.04		$1.50		$4.83		$15.44		$70.93

Total Return	3.62	%(c)	102.67%		(68.94)%		(68.72)%		(73.37)%		136.43	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.87%		1.97%		2.08%		1.95%		1.65%		1.97%
Net expenses(d)	1.87%		1.94%		1.98%		1.95%		1.65%		1.65%
Net investment income (loss)(d)	(1.54)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%		(0.77)%
Supplemental Data:
Net assets, end of period (000’s)	$112,089		$114,077		$53,188		$102,131		$115,498		$67,898
Portfolio turnover rate(e)	282	%(c)	768%		982%		465%		683%		101	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (59.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$9,430,000	$9,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	9,430,000	9,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	9,430,000	9,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,290,000)		28,290,000

Repurchase Agreements (39.4%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $9,426,262 (Collateralized by $9,908,000 Federal National Mortgage Association, 2.00%—3.01%, 02/13/06—06/02/06, market value $9,885,683)	9,426,000	9,426,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $9,430,236 (Collateralized by $9,619,000 U.S. Treasury Note, 1.625%, 04/30/05, market value $9,613,348)	9,430,000	9,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,856,000)		18,856,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option expiring July 2004 @ $1,425	360	1,260

TOTAL OPTIONS PURCHASED (Cost $6,120)		1,260

TOTAL INVESTMENT SECURITIES (Cost $47,152,120)—98.6%		47,147,260
Net other assets (liabilities)—1.4%		688,641

NET ASSETS—100.0%		$47,835,901

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
S&P 500 Futures Contract expiring September 2004 (Underlying face amount at value $25,953,200)	91	$(142,810)

	Units
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 09/28/04 (Underlying notional amount at value $16,656,682)	(14,600)	(97,197)
Equity Index Swap Agreement based on the S&P 500 Index expiring 07/27/04 (Underlying notional amount at value $5,088,190)	(4,460)	(29,679)

NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

84

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $28,296,120)	$28,291,260
Repurchase agreements, at cost	18,856,000

Total Investments	47,147,260
Cash	93,980
Segregated cash balances with brokers for futures contracts	1,799,713
Segregated cash balances with custodian for swap agreements	84
Interest receivable	498
Receivable for capital shares issued	417
Prepaid expenses	1,301

Total Assets	49,043,253

Liabilities:
Payable for capital shares redeemed	858,998
Unrealized depreciation on swap agreements	126,876
Variation margin on futures contracts	103,223
Advisory fees payable	35,426
Management services fees payable	7,085
Administration fees payable	1,518
Administrative services fees payable	22,845
Distribution fees payable	12,860
Other accrued expenses	38,521

Total Liabilities	1,207,352

Net Assets	$47,835,901

Net Assets consist of:
Capital	$83,613,980
Accumulated net investment income (loss)	(334,838)
Accumulated net realized gains (losses) on investments	(35,168,695)
Net unrealized appreciation (depreciation) on investments	(274,546)

Net Assets	$47,835,901

Shares of Beneficial Interest Outstanding	1,563,050

Net Asset Value (offering and redemption price per share)	$30.60

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$301,424

Expenses:
Advisory fees	248,733
Management services fees	49,747
Administration fees	9,951
Transfer agency and administrative service fees	178,521
Distribution fees	82,911
Custody fees	21,504
Fund accounting fees	20,668
Other fees	24,227

Total Expenses	636,262

Net Investment Income (Loss)	(334,838)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	18,015
Net realized gains (losses) on futures contracts	(4,181,596)
Net realized gains (losses) on swap agreements	(1,402,610)
Change in net unrealized appreciation/depreciation on investments	777,250

Net Realized and Unrealized Gains (Losses) on Investments	(4,788,941)

Change in Net Assets Resulting from Operations	$(5,123,779)

See accompanying notes to the financial statements.

85

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(334,838)	$(1,113,937)
Net realized gains (losses) on investments	(5,566,191)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	777,250	(639,307)

Change in net assets resulting from operations	(5,123,779)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	608,735,308	1,595,694,290
Cost of shares redeemed	(610,077,025)	(1,589,486,452)

Change in net assets resulting from capital transactions	(1,341,717)	6,207,838

Change in net assets	(6,465,496)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$47,835,901	$54,301,397

Accumulated net investment income (loss)	$(334,838)	$—

Share Transactions:
Issued	19,449,515	42,128,358
Redeemed	(19,588,984)	(42,268,633)

Change in shares	(139,469)	(140,275)

See accompanying notes to the financial statements.

86

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2004

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(1.13)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(1.29)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$30.60		$31.89		$42.29		$35.07

Total Return	(4.05	)%(c)	(24.59)%		20.82%		16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.98%		2.03%		1.89%
Net expenses(d)	1.92%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(1.01)%		(0.96)%		(0.57)%		0.77%
Supplemental Data:
Net assets, end of period (000’s)	$47,836		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—	(c)	—		—	(f)	1,144	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

87

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (56.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$5,430,000	$5,430,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	5,430,000	5,430,000
Federal National Mortgage Association, 0.90%, 07/01/04	5,430,000	5,430,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,290,000)		16,290,000

Repurchase Agreements (37.6%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,151 (Collateralized by $5,528,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $5,540,005)	5,430,000	5,430,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $5,430,136 (Collateralized by $5,544,250 U.S. Treasury Notes, 1.625%, 04/30/05, market value $5,540,992)	5,430,000	5,430,000

TOTAL REPURCHASE AGREEMENT (Cost $10,860,000)		10,860,000

Options Purchased(NM)
NASDAQ Futures Call Option expiring July 2004 @ $2,600	200	540

TOTAL OPTIONS PURCHASED (Cost $1,899)		540

TOTAL INVESTMENT SECURITIES (Cost $27,151,899)—94.1%		27,150,540
Net other assets (liabilities)—5.9%		1,695,904

NET ASSETS—100.0%		$28,846,444

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $1,278,060)	42	$(40,466)
NASDAQ Futures Contract expiring September 2004 (Underlying face amount at value $10,647,000)	70	(362,515)

	Units
Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 09/28/04 (Underlying notional amount at value $4,319,198)	(2,848)	(51,718)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 08/30/04 (Underlying notional amount at value $9,440,611)	(6,225)	(113,015)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/27/04 (Underlying notional amount at value $3,093,155)	(2,039)	(46,561)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $16,291,899)	$16,290,540
Repurchase agreement, at cost	10,860,000

Total Investments	27,150,540
Cash	83,000
Segregated cash balances with brokers for futures contracts	1,356,744
Segregated cash balances with custodian for swap agreements	329
Interest receivable	287
Receivable for capital shares issued	645,968
Prepaid expenses	868

Total Assets	29,237,736

Liabilities:
Unrealized depreciation on swap agreements	211,294
Variation margin on futures contracts	82,676
Advisory fees payable	30,566
Management services fees payable	6,113
Administration fees payable	1,306
Administrative services fees payable	19,845
Distribution fees payable	10,857
Other accrued expenses	28,635

Total Liabilities	391,292

Net Assets	$28,846,444

Net Assets consist of:
Capital	$59,398,404
Accumulated net investment income (loss)	(226,228)
Accumulated net realized gains (losses) on investments	(29,710,098)
Net unrealized appreciation (depreciation) on investments	(615,634)

Net Assets	$28,846,444

Shares of Beneficial Interest Outstanding	1,460,760

Net Asset Value (offering and redemption price per share)	$19.75

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$210,219

Expenses:
Advisory fees	171,266
Management services fees	34,254
Administration fees	6,131
Transfer agency and administrative service fees	122,384
Distribution fees	57,089
Custody fees	18,514
Fund accounting fees	13,849
Other fees	12,960

Total Expenses	436,447

Net Investment Income (Loss)	(226,228)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	54,749
Net realized gains (losses) on futures contracts	(1,677,396)
Net realized gains (losses) on swap agreements	(5,441,739)
Change in net unrealized appreciation/depreciation on investments	(224,796)

Net Realized and Unrealized Gains (Losses) on Investments	(7,289,182)

Change in Net Assets Resulting from Operations	$(7,515,410)

See accompanying notes to the financial statements.

89

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(226,228)	$(356,842)
Net realized gains (losses) on investments	(7,064,386)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	(224,796)	(636,014)

Change in net assets resulting from operations	(7,515,410)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,096,478,338	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,091,640,667)	(910,585,343)

Change in net assets resulting from capital transactions	4,837,671	38,651,220

Change in net assets	(2,677,739)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$28,846,444	$31,524,183

Accumulated net investment income (loss)	$(226,228)	$—

Share Transactions:
Issued	52,514,361	36,303,630
Reinvested	—	12,715
Redeemed	(52,575,892)	(35,214,488)

Change in shares	(61,531)	1,101,857

See accompanying notes to the financial statements.

90

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.86)		(12.21)		3.46

Total income (loss) from investment activities	(0.96)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$19.75		$20.71		$33.37

Total Return	(4.64	)%(c)	(37.31)%		11.23	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.99%		1.96%
Net expenses(d)	1.91%		1.98%		1.96%
Net investment income (loss)(d)	(0.99)%		(0.93)%		(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$28,846		$31,524		$14,030
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

91

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.5%)
Amcore Financial, Inc.	333	$10,043
AmSouth Bancorp	4,773	121,568
Anchor BanCorp Wisconsin, Inc.	333	8,805
Associated Banc Corp.	1,443	42,756
Astoria Financial Corp.	999	36,543
BancorpSouth, Inc.	999	22,507
Bank of America Corp.	27,639	2,338,813
Bank of Hawaii Corp.	777	35,136
Bank of New York Company, Inc.	10,545	310,867
Bank One Corp.	15,207	775,557
Banknorth Group, Inc.	2,331	75,711
BB&T Corp.	7,548	279,050
BSB Bancorp, Inc.	111	3,946
Cathay Bancorp, Inc.	333	22,211
Charter One Financial, Inc.	2,997	132,437
Chittenden Corp.	444	15,607
Citizens Banking Corp.	555	17,233
City National Corp.	555	36,464
Colonial BancGroup, Inc.	1,776	32,270
Comerica, Inc.	2,220	121,834
Commerce Bancorp, Inc.	1,110	61,061
Commerce Bancshares, Inc.	888	40,799
Commercial Federal Corp.	555	15,041
Community First Bankshares, Inc.	555	17,865
Compass Bancshares, Inc.	1,665	71,595
Cullen/Frost Bankers, Inc.	666	29,804
Dime Community Bancshares, Inc.	444	7,761
Downey Financial Corp.	333	17,732
East-West Bancorp, Inc.	666	20,446
F.N.B. Corp.	666	13,586
Fifth Third Bancorp	6,438	346,236
First BanCorp.	555	22,616
First Horizon Natl Corp	1,665	75,708
First Midwest Bancorp, Inc.	666	23,450
First National Bankshares of Florida	667	12,639
First Niagara Financial Group, Inc.	1,110	13,320
First Sentinel Bancorp, Inc.	333	6,843
FirstFed Financial Corp.*	222	9,235
FirstMerit Corp.	999	26,344
Fremont General Corp.	888	15,673
Fulton Financial Corp.	1,776	35,786
Golden West Financial Corp.	1,776	188,878
Greater Bay Bancorp	666	19,247
GreenPoint Financial Corp.	1,554	61,694
Harbor Florida Bancshares, Inc.	333	9,161
Hibernia Corp.	2,109	51,249
Hudson City Bancorp, Inc.	888	29,695
Hudson United Bancorp	555	20,690
Huntington Bancshares, Inc.	2,886	66,089
Independence Community Bank Corp.	997	36,291
IndyMac Bancorp, Inc.	777	24,554
J.P. Morgan Chase & Co.	28,194	1,093,081
KeyCorp	5,550	165,890
M&T Bank Corp.	1,221	106,593
MAF Bancorp, Inc.	444	18,950
Marshall & Ilsley Corp.	2,775	108,475
Mercantile Bankshares Corp.	1,110	51,970
National City Corp.	7,659	268,142
National Commerce Financial Corp.	2,775	90,188
Net.B@nk, Inc.	666	7,279
New York Community Bancorp	3,219	63,189
North Fork Bancorp, Inc.	2,331	88,695
Northern Trust Corp.	2,775	117,327
OceanFirst Financial Corp.	111	2,658
Old National Bancorp	888	22,049
Pacific Capital Bancorp	555	15,612
Park National Corp.	111	14,176
People’s Bank	1,221	38,034
PFF Bancorp, Inc.	222	8,267
Piper Jaffray*	222	10,041
PNC Financial Services Group	3,774	200,324
Popular, Inc.	1,665	71,212
Provident Bankshares Corp.	444	12,805
Provident Financial Group, Inc.	444	17,520
Provident Financial Services, Inc.	777	13,636
Regions Financial Corp.	2,997	109,540
Republic Bancorp, Inc.	889	12,357
Silicon Valley Bancshares*	444	17,605
Sky Financial Group, Inc.	1,221	30,195
South Financial Group, Inc.	777	22,020
SouthTrust Corp.	4,440	172,316
Southwest Bancorporation of Texas, Inc.	444	19,589
Sovereign Bancorp, Inc.	4,107	90,765
Sterling Bancshares, Inc.	555	7,875
SunTrust Banks, Inc.	3,663	238,058
Susquehanna Bancshares, Inc.	666	16,757
Synovus Financial Corp.	3,441	87,126
TCF Financial Corp.	888	51,548
Texas Regional Bancshares, Inc.—Class A	444	20,384
TrustCo Bank Corp. NY	999	13,087
Trustmark Corp.	666	19,261
U.S. Bancorp	22,341	615,718
UCBH Holdings, Inc.	666	26,320
Union Planters Corp.	2,553	76,105
UnionBanCal Corp.	666	37,562
United Bankshares, Inc.	555	18,038
Valley National Bancorp	1,332	33,673
W Holding Co., Inc.	1,110	19,059
Wachovia Corp.	17,871	795,260
Washington Federal, Inc.	1,110	26,640
Washington Mutual, Inc.	11,766	454,638
Webster Financial Corp.	777	36,535
Wells Fargo & Co.	22,866	1,308,621
Westamerica Bancorporation	444	23,288
Whitney Holding Corp.	555	24,792
Wilmington Trust Corp.	888	33,051
Zions Bancorp	1,221	75,030

TOTAL COMMON STOCKS (Cost $11,490,761)		12,969,372

See accompanying notes to the financial statements.

92

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	$19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $11,509,761)—100.6%		12,988,372
Net other assets (liabilities)—(0.6)%		(73,487)

NET ASSETS—100.0%		$12,914,885

*	Non-income producing security

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP Banks

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $11,509,761)	$12,988,372
Cash	1,005
Dividends and interest receivable	18,652
Receivable for investments sold	91,240
Prepaid expenses	151

Total Assets	13,099,420

Liabilities:
Payable for capital shares redeemed	157,697
Advisory fees payable	8,157
Management services fees payable	1,631
Administration fees payable	357
Administrative services fees payable	5,556
Distribution fees payable	2,778
Other accrued expenses	8,359

Total Liabilities	184,535

Net Assets	$12,914,885

Net Assets consist of:
Capital	$14,276,098
Accumulated net investment income (loss)	158,277
Accumulated net realized gains (losses) on investments	(2,998,101)
Net unrealized appreciation (depreciation) on investments	1,478,611

Net Assets	$12,914,885

Shares of Beneficial Interest Outstanding	386,242

Net Asset Value (offering and redemption price per share)	$33.44

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$204,037
Interest	77

Total Investment Income	204,114

Expenses:
Advisory fees	44,890
Management services fees	8,978
Administration fees	2,003
Transfer agency and administrative service fees	32,437
Distribution fees	14,963
Custody fees	10,025
Fund accounting fees	3,560
Other fees	3,699

Total Gross Expenses before reductions	120,555
Less Expenses reduced by the Advisor	(2,044)

Total Net Expenses	118,511

Net Investment Income (Loss)	85,603

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	84,360
Change in net unrealized appreciation/depreciation on investments	171,663

Net Realized and Unrealized Gains (Losses) on Investments	256,023

Change in Net Assets Resulting from Operations	$341,626

See accompanying notes to the financial statements.

94

PROFUNDS VP

ProFund VP Banks

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$85,603	$72,674
Net realized gains (losses) on investments	84,360	(87,178)
Change in net unrealized appreciation/depreciation on investments	171,663	851,679

Change in net assets resulting from operations	341,626	837,175

Distributions to Shareholders From:
Net investment income	—	(85,845)

Change in net assets resulting from distributions	—	(85,845)

Capital Transactions:
Proceeds from shares issued	77,562,193	80,378,851
Dividends reinvested	—	85,845
Cost of shares redeemed	(70,747,660)	(81,239,789

Change in net assets resulting from capital transactions	6,814,533	(775,093)

Change in net assets	7,156,159	(23,763)
Net Assets:
Beginning of period	5,758,726	5,782,489

End of period	$12,914,885	$5,758,726

Accumulated net investment income (loss)	$158,277	$72,674

Share Transactions:
Issued	2,310,769	2,810,706
Reinvested	—	2,624
Redeemed	(2,098,469)	(2,861,922)

Change in shares	212,300	(48,592)

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP Banks

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.11		$25.98	$30.00

Investment Activities:
Net investment income (loss)	0.24	(b)	0.38 (b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	0.09		7.25	(4.21)

Total income (loss) from investment activities	0.33		7.63	(4.02)

Distributions to Shareholders From:
Net investment income	—		(0.50)	—

Net Asset Value, End of Period	$33.44		$33.11	$25.98

Total Return	1.00	%(c)	29.39%	(13.40	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.30%	2.11%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	1.43%		1.30%	1.06%
Supplemental Data:
Net assets, end of period (000’s)	$12,915		$5,759	$5,782
Portfolio turnover rate(e)	554	%(c)	1,457%	1,183	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

96

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc.	18,216	$955,429
Airgas, Inc.	5,566	133,083
AK Steel Holding Corp.*	8,855	46,666
Albemarle Corp.	2,783	88,082
Alcoa, Inc.	74,888	2,473,550
Allegheny Technologies, Inc.	5,819	105,033
Avery Dennison Corp.	8,349	534,420
Boise Cascade Corp.	7,590	285,688
Bowater, Inc.	4,807	199,923
Cabot Corp.	5,313	216,239
Cabot Microelectronics Corp.*	2,024	61,955
Cambrex Corp.	2,024	51,066
Caraustar Industries, Inc.*	2,530	35,698
Carpenter Technology Corp.	1,771	60,303
Cleveland-Cliffs, Inc.*	1,012	57,067
Coeur d’Alene Mines Corp.*	18,469	75,354
Crompton Corp.	9,867	62,162
Cytec Industries, Inc.	3,036	137,986
Dow Chemical Co.	80,707	3,284,775
Du Pont (E.I.) de Nemours	86,020	3,821,009
Eastman Chemical Co.	6,578	304,101
Ecolab, Inc.	15,939	505,266
Engelhard Corp.	10,626	343,326
Ferro Corp.	3,542	94,501
FMC Corp.*	3,036	130,882
Freeport-McMoRan Copper & Gold, Inc.—Class B	12,650	419,348
Fuller (H.B.) Co.	2,530	71,852
Georgia Gulf Corp.	2,783	99,798
Georgia Pacific Corp.	19,481	720,407
Great Lakes Chemical Corp.	3,795	102,693
Hercules, Inc.*	8,602	104,858
IMC Global, Inc.	9,108	122,047
International Flavors & Fragrances, Inc.	6,831	255,479
International Paper Co.	41,745	1,866,003
Louisiana-Pacific Corp.	8,855	209,421
Lubrizol Corp.	4,554	166,767
Lyondell Chemical Co.	12,144	211,184
Macdermid, Inc.	2,024	68,512
MeadWestvaco Corp.	17,457	513,061
Meridian Gold, Inc.*	8,602	111,568
Millennium Chemicals, Inc.*	5,566	96,403
Minerals Technologies, Inc.	1,771	102,718
Newmont Mining Corp.	34,661	1,343,460
Nucor Corp.	6,072	466,086
Olin Corp.	6,072	106,989
OM Group, Inc.*	2,530	83,515
Phelps Dodge Corp.	8,096	627,521
Pope & Talbot, Inc.	1,265	25,009
Potlatch Corp.	2,530	105,349
PPG Industries, Inc.	14,674	916,978
Praxair, Inc.	28,083	1,120,793
Rohm & Haas Co.	12,397	515,467
RPM, Inc.	9,867	149,978
RTI International Metals, Inc.*	1,771	28,247
Ryerson Tull, Inc.	2,024	32,141
Schulman (A.), Inc.	2,530	54,370
Sensient Technologies Corp.	3,795	81,517
Sigma-Aldrich Corp.	5,060	301,627
Steel Dynamics, Inc.*	3,795	108,651
Stillwater Mining Co.*	3,795	56,963
Tredegar Corp.	2,024	32,647
United States Steel Corp.	9,867	346,529
Valspar Corp.	4,048	204,181
Wausau-Mosinee Paper Corp.	4,048	70,030
WD-40 Co.	1,265	37,874
Wellman, Inc.	2,783	22,626
Weyerhaeuser Co.	19,228	1,213,671
Worthington Industries, Inc.	6,072	124,658

TOTAL COMMON STOCKS (Cost $24,792,832)		27,482,560

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$34,000	34,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES (Cost $24,826,832)—100.0%		27,516,560
Net other assets (liabilities)—NM		10,599

NET ASSETS—100.0%		$27,527,159

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

97

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $24,826,832)	$27,516,560
Cash	275
Dividends and interest receivable	29,890
Receivable for capital shares issued	2,954,944
Prepaid expenses	205

Total Assets	30,501,874

Liabilities:
Payable for investments purchased	2,933,689
Advisory fees payable	10,797
Management services fees payable	2,159
Administration fees payable	464
Administrative services fees payable	7,198
Distribution fees payable	3,599
Other accrued expenses	16,809
Total Liabilities	2,974,715

Net Assets	$27,527,159

Net Assets consist of:
Capital	$26,103,685
Accumulated net investment income (loss)	71,250
Accumulated net realized gains (losses) on investments	(1,337,504)
Net unrealized appreciation (depreciation) on investments	2,689,728

Net Assets	$27,527,159

Shares of Beneficial Interest Outstanding	824,246

Net Asset Value (offering and redemption price per share)	$33.40

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$205,950
Interest	156

Total Investment Income	206,106

Expenses:
Advisory fees	78,937
Management services fees	15,788
Administration fees	3,694
Transfer agency and administrative service fees	58,210
Distribution fees	26,312
Custody fees	11,447
Fund accounting fees	6,969
Other fees	7,036

Total Expenses	208,393

Net Investment Income (Loss)	(2,287)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	60,380
Change in net unrealized appreciation/depreciation on investments	(1,810,489)

Net Realized and Unrealized Gains (Losses) on Investments	(1,750,109)

Change in Net Assets Resulting from Operations	$(1,752,396)

See accompanying notes to the financial statements.

98

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(2,287)	$73,537
Net realized gains (losses) on investments	60,380	(299,970)
Change in net unrealized appreciation/depreciation on investments	(1,810,489)	4,232,744

Change in net assets resulting from operations	(1,752,396)	4,006,311

Distributions to Shareholders From:
Net investment income	—	(40,448)

Change in net assets resulting from distributions	—	(40,448)

Capital Transactions:
Proceeds from shares issued	100,893,955	162,115,343
Dividends reinvested	—	40,448
Cost of shares redeemed	(122,543,146)	(119,043,907)

Change in net assets resulting from capital transactions	(21,649,191)	43,111,884

Change in net assets	(23,401,587)	47,077,747
Net Assets:
Beginning of period	50,928,746	3,850,999

End of period	$27,527,159	$50,928,746

Accumulated net investment income (loss)	$71,250	$73,537

Share Transactions:
Issued	3,104,811	5,568,670
Reinvested	—	1,217
Redeemed	(3,789,849)	(4,210,712)

Change in shares	(685,038)	1,359,175

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$33.74		$25.66	$30.00

Investment Activities:
Net investment income (loss)	—	(b),(c)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	(0.34)		7.88	(4.57)

Total income (loss) from investment activities	(0.34)		8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—

Net Asset Value, End of Period	$33.40		$33.74	$25.66

Total Return	(1.01	)%(d)	31.58%	(14.47	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.03%	2.21%
Net expenses(e)	1.98%		1.97%	1.98%
Net investment income (loss)(e)	(0.02)%		0.75%	1.25%
Supplemental Data:
Net assets, end of period (000’s)	$27,527		$50,929	$3,851
Portfolio turnover rate(f)	397	%(d)	1,009%	2,498	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

100

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (96.1%)
Abgenix, Inc.*	6,890	$80,751
Affymetrix, Inc.*	5,300	173,469
Albany Molecular Research, Inc.*	2,120	27,412
Alexion Pharmaceuticals, Inc.*	1,855	34,503
Amgen, Inc.*	94,240	5,142,677
Amylin Pharmaceuticals, Inc.*	7,155	163,134
Applera Corp.– Applied Biosystems Group*	17,490	380,407
Applera Corp. – Celera Genomics Group*	6,360	73,204
Biogen Idec, Inc.*	29,415	1,860,499
Celgene Corp.*	7,155	409,695
Cell Genesys, Inc.*	3,975	41,300
Cell Therapeutics, Inc.*	3,975	29,296
Charles River Laboratories International, Inc.*	3,975	194,258
Chiron Corp.*	9,540	425,866
Covance, Inc.*	5,565	214,698
Cubist Pharmaceuticals, Inc.*	3,445	38,240
CuraGen Corp.*	3,445	20,704
CV Therapeutics, Inc.*	2,650	44,414
Dade Behring Holdings, Inc.*	3,710	176,299
Delta & Pine Land Co.	3,180	69,801
Enzo Biochem, Inc.*	2,385	35,775
Enzon, Inc.*	3,710	47,340
Gen-Probe, Inc.*	4,240	200,637
Gene Logic, Inc.*	2,650	10,733
Genentech, Inc.*	38,425	2,159,485
Genzyme Corp.—General Division*	19,610	928,141
Gilead Sciences, Inc.*	18,550	1,242,849
Human Genome Sciences, Inc.*	11,130	129,442
ICOS Corp.*	5,035	150,244
IDEXX Laboratories, Inc.*	2,915	183,470
ImClone Systems, Inc.*	5,300	454,687
Immunomedics, Inc.*	3,445	16,777
Incyte Genomics, Inc.*	6,360	48,590
InterMune, Inc.*	2,385	36,777
Invitrogen Corp.*	4,505	324,315
Laboratory Corp. of America Holdings*	12,190	483,943
Lexicon Genetics, Inc.*	3,710	29,086
Ligand Pharmaceuticals, Inc.—Class B*	5,830	101,325
Martek Biosciences Corp.*	2,650	148,851
Maxygen, Inc.*	2,385	25,209
Medarex, Inc.*	6,890	50,228
MedImmune, Inc.*	21,465	502,281
Millennium Pharmaceuticals, Inc.*	24,380	336,444
Molecular Devices Corp.*	1,325	23,559
Monsanto Co.	23,055	887,618
Myriad Genetics, Inc.*	2,385	35,584
Nabi Biopharmaceuticals*	5,035	71,598
Neurocrine Biosciences, Inc.*	3,180	164,883
NPS Pharmaceuticals, Inc.*	3,180	66,780
Onyx Pharmaceuticals, Inc.*	2,915	123,479
OSI Pharmaceuticals, Inc.*	3,445	242,666
PAREXEL International Corp.*	2,385	47,223
Pharmaceutical Product Development, Inc.*	4,240	134,704
Pharmacopeia Drug Discovery*	1,060	6,021
Protein Design Labs, Inc.*	8,215	157,153
Quest Diagnostics, Inc.	6,890	585,305
Regeneron Pharmaceuticals, Inc.*	3,180	33,485
Savient Pharmaceuticals, Inc.*	5,300	13,144
Techne Corp.*	3,445	149,685
Telik, Inc.*	3,710	88,558
The Medicines Co.*	3,975	121,277
Transkaryotic Therapies, Inc.*	2,385	35,680
Trimeris, Inc.*	1,325	19,120
Tularik, Inc.*	4,770	118,296
United Therapeutics Corp.*	1,855	47,581
Vertex Pharmaceuticals, Inc.*	6,890	74,688
Vicuron Pharmaceuticals, Inc.*	4,770	59,911
Xoma Ltd.*	7,420	33,242

TOTAL COMMON STOCKS (Cost $13,767,050)		20,588,496

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$38,000	38,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $13,805,050)—96.3%		20,626,496
Net other assets (liabilities)—3.7%		803,156

NET ASSETS—100.0%		$21,429,652

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 07/24/04 (Underlying notional amount at value $809,872)	8,099	$(465)

*	Non-income producing security

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (Cost $13,805,050)	$20,626,496
Cash	483
Dividends and interest receivable	1,059
Receivable for investments sold	873,100
Receivable for capital shares issued	1,355,631
Prepaid expenses	282

Total Assets	22,857,051

Liabilities:
Payable for investments purchased	1,376,860
Payable for capital shares redeemed	4
Unrealized depreciation on swap agreements	465
Advisory fees payable	14,135
Management services fees payable	2,827
Administration fees payable	609
Administrative services fees payable	9,424
Distribution fees payable	4,712
Other accrued expenses	18,363

Total Liabilities	1,427,399

Net Assets	$21,429,652

Net Assets consist of:
Capital	$29,074,975
Accumulated net investment income (loss)	(208,816)
Accumulated net realized gains (losses) on investments	(14,257,488)
Net unrealized appreciation (depreciation) on investments	6,820,981

Net Assets	$21,429,652

Shares of Beneficial Interest Outstanding	934,441

Net Asset Value (offering and redemption price per share)	$22.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$9,548
Interest	346

Total Investment Income	9,894

Expenses:
Advisory fees	82,845
Management services fees	16,569
Administration fees	3,499
Transfer agency and administrative service fees	61,107
Distribution fees	27,615
Custody fees	11,782
Fund accounting fees	7,288
Other fees	8,306

Total Gross Expenses before reductions	219,011
Less Expenses reduced by the Advisor	(301)

Total Net Expenses	218,710

Net Investment Income (Loss)	(208,816)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,017,472)
Net realized gains (losses) on swap agreements	22,048
Change in net unrealized appreciation/depreciation on investments	1,314,024

Net Realized and Unrealized Gains (Losses) on Investments	318,600

Change in Net Assets Resulting from Operations	$109,784

See accompanying notes to the financial statements.

102

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,816)	$(422,980)
Net realized gains (losses) on investments	(995,424)	3,561,893
Change in net unrealized appreciation/depreciation on investments	1,314,024	3,326,107

Change in net assets resulting from operations	109,784	6,465,020

Capital Transactions:
Proceeds from shares issued	74,480,375	156,159,275
Cost of shares redeemed	(67,502,808)	(162,528,029)

Change in net assets resulting from capital transactions	6,977,567	(6,368,754)

Change in net assets	7,087,351	96,266
Net Assets:
Beginning of period	14,342,301	14,246,035

End of period	$21,429,652	$14,342,301

Accumulated net investment income (loss)	$(208,816)	$—

Share Transactions:
Issued	3,229,782	8,170,935
Redeemed	(2,948,535)	(8,424,553)

Change in shares	281,247	(253,618)

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.96		$15.17		$25.44		$30.00

Investment Activities:
Net investment income (loss)	(0.21	)(b)	(0.37	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	1.18		6.62		(9.19)		(4.08)

Total income (loss) from investment activities	0.97		6.25		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		—		(0.19)		—

Net Asset Value, End of Period	$22.93		$21.96		$15.17		$25.44

Total Return	4.42	%(c)	39.78%		(37.51)%		(15.20	)%(c)
Ratio to Average Net Assets:
Gross expenses(d)	1.98%		2.04%		2.16%		2.03%
Net expenses(d)	1.98%		1.98%		1.98%		2.03%
Net investment income (loss)(d)	(1.89)%		(1.87)%		1.91%		(1.98)%
Supplemental Data:
Net assets, end of period (000’s)	$21,430		$14,439		$14,246		$44,247
Portfolio turnover rate(e)	312	%(c)	848%		1,049%		1,044	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

104

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.1%)
Amazon.com, Inc.*	1,045	$56,848
AmerisourceBergen Corp.	385	23,015
AutoNation, Inc.*	935	15,989
AutoZone, Inc.*	275	22,028
Bed Bath & Beyond, Inc.*	1,265	48,639
Best Buy Co., Inc.	1,045	53,023
Brinker International, Inc.*	935	31,902
Brunswick Corp.	275	11,220
Cablevision Systems New York Group*	1,320	25,938
Caesars Entertainment, Inc.*	1,210	18,150
Cardinal Health, Inc.	1,375	96,319
Carnival Corp.	1,375	64,625
Centex Corp.	440	20,130
Chico’s FAS, Inc.*	495	22,354
Clear Channel Communications, Inc.	2,255	83,322
Coach, Inc.*	770	34,796
Comcast Corp.—Special Class A*	7,095	198,873
Costco Wholesale Corp.	1,595	65,507
Cox Communications, Inc.—Class A*	1,155	32,097
CVS Corp.	1,485	62,400
D.R. Horton, Inc.	1,265	35,925
Darden Restaurants, Inc.	385	7,912
Delphi Automotive Systems Corp.	3,410	36,419
Dollar General Corp.	1,320	25,819
Dollar Tree Stores, Inc.*	660	18,104
E.W. Scripps Co.—Class A	220	23,100
Eastman Kodak Co.	990	26,710
EchoStar Communications Corp.—Class A*	990	30,442
Electronic Arts, Inc.*	1,100	60,005
Family Dollar Stores, Inc.	770	23,423
Federated Department Stores, Inc.	715	35,107
Foot Locker, Inc.	605	14,726
Ford Motor Co.	5,720	89,518
Fox Entertainment Group, Inc.—Class A*	1,210	32,307
Gannett Co., Inc.	935	79,335
Gap, Inc.	2,310	56,018
General Motors Corp.	1,540	71,749
Genuine Parts Co.	495	19,642
GTECH Holdings Corp.	275	12,735
Harley-Davidson, Inc.	1,155	71,541
Harman International Industries, Inc.	275	25,025
Harrah’s Entertainment, Inc.	550	29,755
Hasbro, Inc.	935	17,765
Hilton Hotels Corp.	1,540	28,736
Home Depot, Inc.	7,700	271,039
International Game Technology	1,210	46,706
Interpublic Group of Companies, Inc.*	2,090	28,696
Johnson Controls, Inc.	1,100	58,718
Jones Apparel Group, Inc.	715	28,228
Knight Ridder, Inc.	330	23,760
Kohls Corp.*	1,045	44,183
Lear Corp.	330	19,467
Leggett & Platt, Inc.	605	16,160
Lennar Corp.—Class B	605	27,056
Liberty Media Corp.—Class A*	8,855	79,606
Limited, Inc.	1,815	33,941
Liz Claiborne, Inc.	495	17,810
Lowe’s Cos., Inc.	2,420	127,170
Marriott International, Inc.—Class A	605	30,177
Mattel, Inc.	715	13,049
May Department Stores Co.	1,100	30,239
McDonald’s Corp.	4,070	105,819
McGraw-Hill Companies, Inc.	550	42,114
McKesson Corp.	715	24,546
Mohawk Industries, Inc.*	495	36,298
New York Times Co.—Class A	495	22,131
Nike, Inc.—Class B	495	37,496
Nordstrom, Inc.	605	25,779
NTL, Inc.*	330	19,015
Office Depot, Inc.*	1,430	25,611
Omnicom Group	825	62,609
Penney (J.C.) Co.	990	37,382
Petsmart, Inc.	990	32,126
Pulte Homes, Inc.	550	28,617
RadioShack Corp.	495	14,172
Ross Stores, Inc.	825	22,077
Royal Caribbean Cruises, Ltd.	605	26,263
Sears, Roebuck & Co.	935	35,306
Southwest Airlines Co.	3,905	65,487
Staples, Inc.	1,760	51,586
Starbucks Corp.*	1,320	57,394
Starwood Hotels & Resorts Worldwide, Inc.	1,210	54,269
Target Corp.	2,585	109,784
The DIRECTV Group, Inc.*	3,080	52,668
Tiffany & Co.	990	36,482
Time Warner, Inc.*	14,465	254,295
TJX Companies, Inc.	1,430	34,520
Tribune Co.	770	35,066
Univision Communications, Inc.—Class A*	1,100	35,123
VF Corp.	165	8,036
Viacom, Inc.—Class B	4,950	176,814
Wal-Mart Stores, Inc.	8,360	441,073
Walgreen Co.	3,025	109,534
Walt Disney Co.	6,545	166,832
Washington Post Co.—Class B	55	51,151
Wendy’s International, Inc.	440	15,330
Whirlpool Corp.	495	33,957
XM Satellite Radio Holdings, Inc.—Class A*	825	22,514
YUM! Brands, Inc.*	990	36,848

TOTAL COMMON STOCKS (Cost $4,573,795)		5,201,122

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$55,000	55,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $4,628,795)—101.2%		5,256,122
Net other assets (liabilities)—(1.2)%		(60,804)

NET ASSETS—100.0%		$5,195,318

*	Non-income producing security

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $4,628,795)	$5,256,122
Cash	748
Dividends and interest receivable	2,377
Prepaid expenses	50

Total Assets	5,259,297

Liabilities:
Payable for capital shares redeemed	53,530
Advisory fees payable	2,475
Management services fees payable	495
Administration fees payable	150
Administrative services fees payable	2,329
Distribution fees payable	1,165
Other accrued expenses	3,835

Total Liabilities	63,979

Net Assets	$5,195,318

Net Assets consist of:
Capital	$6,227,632
Accumulated net investment income (loss)	(30,470)
Accumulated net realized gains (losses) on investments	(1,629,171)
Net unrealized appreciation (depreciation) on investments	627,327

Net Assets	$5,195,318

Shares of Beneficial Interest Outstanding	188,634

Net Asset Value (offering and redemption price per share)	$27.54

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$17,172
Interest	97

Total Investment Income	17,269

Expenses:
Advisory fees	18,083
Management services fees	3,617
Administration fees	813
Transfer agency and administrative service fees	12,937
Distribution fees	6,028
Custody fees	7,806
Fund accounting fees	1,384
Other fees	1,476

Total Gross Expenses before reductions	52,144
Less Expenses reduced by the Advisor	(4,405)

Total Net Expenses	47,739

Net Investment Income (Loss)	(30,470)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(49,646)
Change in net unrealized appreciation/depreciation on investments	(7,611)

Net Realized and Unrealized Gains (Losses) on Investments	(57,257)

Change in Net Assets Resulting from Operations	$(87,727)

See accompanying notes to the financial statements.

106

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(30,470)	$(47,796)
Net realized gains (losses) on investments	(49,646)	615,306
Change in net unrealized appreciation/depreciation on investments	(7,611)	576,277

Change in net assets resulting from operations	(87,727)	1,143,787

Capital Transactions:
Proceeds from shares issued	28,000,494	83,336,931
Cost of shares redeemed	(26,494,941)	(84,142,313)

Change in net assets resulting from capital transactions	1,505,553	(805,382)

Change in net assets	1,417,826	338,405
Net Assets:
Beginning of period	3,777,492	3,439,087

End of period	$5,195,318	$3,777,492

Accumulated net investment income (loss)	$(30,470)	$—

Share Transactions:
Issued	995,663	3,477,896
Redeemed	(942,561)	(3,498,811)

Change in shares	53,102	(20,915)

See accompanying notes to the financial statements.

107

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$27.87		$21.98		$30.00

Investment Activities:
Net investment income (loss)	(0.18	)(b)	(0.30	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	(0.15)		6.19		(7.85)

Total income (loss) from investment activities	(0.33)		5.89		(8.02)

Net Asset Value, End of Period	$27.54		$27.87		$21.98

Total Return	(1.18	)%(c)	26.80%		(26.73	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.16%		2.33%		2.65%
Net expenses(d)	1.98%		1.96%		1.98%
Net investment income (loss)(d)	(1.26)%		(1.19)%		(1.08)%
Supplemental Data:
Net assets, end of period (000’s)	$5,195		$3,777		$3,439
Portfolio turnover rate(e)	546	%(c)	2,100%		2,644	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

108

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Alberto-Culver Co.—Class B	1,764	$88,447
Albertson’s, Inc.	8,568	227,395
Altria Group, Inc.	55,440	2,774,771
American Italian Pasta Co	504	15,362
Anheuser-Busch Companies, Inc.	21,672	1,170,288
Apollo Group, Inc.—Class A*	3,780	333,736
Archer-Daniels-Midland Co.	16,128	270,628
Avon Products, Inc.	12,852	592,991
Black & Decker Corp	2,016	125,254
Block H & R, Inc.	4,284	204,261
Blyth, Inc.	1,008	34,766
Brown-Forman Corp.	1,008	48,656
Bunge Limited	3,024	117,755
Campbell Soup Co.	6,804	182,892
Career Education Corp.*	2,520	114,811
Casey’s General Stores, Inc.	1,260	23,058
Cendant Corp.	27,468	672,417
Chemed Corp.	252	12,222
Chiquita Brands International, Inc.*	1,008	21,087
Church & Dwight, Inc.	1,008	46,146
Clorox Co.	4,284	230,394
Coca-Cola Co.	60,480	3,053,031
Coca-Cola Enterprises, Inc.	6,804	197,248
Colgate-Palmolive Co.	13,356	780,658
ConAgra Foods, Inc.	14,364	388,977
Constellation Brands, Inc.*	2,520	93,568
Coors (Adolph) Co.—Class B	756	54,689
Corinthian Colleges, Inc.*	2,520	62,345
Corn Products International, Inc.	1,008	46,922
Dean Foods Co.*	4,284	159,836
Del Monte Foods Co.*	5,292	53,767
DeVry, Inc.*	1,764	48,369
Dreyer’s Grand Ice Cream Holdings, Inc.	504	39,861
eBay, Inc.*	11,844	1,089,055
Education Management Corp.*	1,512	49,684
Energizer Holdings, Inc.*	2,268	102,060
Flowers Foods, Inc.	1,260	32,949
Fortune Brands, Inc.	4,032	304,133
General Mills, Inc.	8,064	383,282
Gillette Co.	24,696	1,047,110
Hain Celestial Group, Inc.*	756	13,684
Heinz (H.J.) Co.	9,576	375,379
Hershey Foods Corp.	4,788	221,541
Hormel Foods Corp.	2,016	62,698
InterActiveCorp.*	13,608	410,145
Interstate Bakeries Corp.	1,260	13,671
ITT Educational Services, Inc.*	1,260	47,905
JM Smucker Co.	1,512	69,416
Kellogg Co.	6,300	263,655
Kimberly-Clark Corp.	13,608	896,495
Kraft Foods, Inc.	7,056	223,534
Kroger Co.*	18,144	330,221
Lancaster Colony Corp.	756	31,479
Laureate Education Inc.*	1,008	38,546
Loews Corp.—Carolina Group	1,512	37,120
Matthews International Corp.—Class A	756	24,903
McCormick & Co., Inc.	3,276	111,384
NBTY, Inc.*	1,512	44,438
Newell Rubbermaid, Inc.	7,308	171,738
Nu Skin Enterprises, Inc.	1,512	38,284
PepsiAmericas, Inc.	2,016	42,820
PepsiCo, Inc.	46,116	2,484,730
Performance Food Group Co.*	1,260	33,440
Pre-Paid Legal Services, Inc.*	504	12,010
PRICELINE.COM, Inc.*	504	13,573
Procter & Gamble Co.	69,552	3,786,412
R.J. Reynolds Tobacco Holdings	2,268	153,294
Ralcorp Holdings, Inc.*	756	26,611
Regis Corp.	1,260	56,183
Rent-A-Center, Inc.*	2,268	67,881
Safeway, Inc.*	12,096	306,513
Sara Lee Corp	21,420	492,446
Service Corporation International*	8,316	61,289
Smithfield Foods, Inc.*	2,268	66,679
Snap-on, Inc.	1,512	50,728
Sotheby’s Holdings, Inc.—Class A*	1,260	20,110
Stamps.com, Inc.*	504	5,136
Stanley Works	2,268	103,375
Stewart Enterprises, Inc.—Class A*	2,520	20,513
Strayer Education, Inc.	252	28,116
SuperValu, Inc.	3,528	107,992
Sysco Corp.	17,136	614,667
The Estee Lauder Companies, Inc.	3,024	147,511
The Pepsi Bottling Group, Inc.	4,284	130,833
The Robert Mondavi Corp.—Class A*	252	9,329
The Scotts Co.—Class A*	504	32,196
The ServiceMaster Co.	7,812	96,244
Tootsie Roll Industries, Inc.	504	16,380
Tupperware Corp.	1,512	29,378
Tyson Foods, Inc.—Class A	6,300	131,985
United Rentals, Inc.*	1,764	31,558
Universal Corp.	756	38,511
University of Phoenix Online*	504	44,145
UST, Inc.	4,536	163,296
VCA Antech, Inc.*	1,008	45,178
Weight Watchers Intl, Inc.*	1,008	39,453
Whole Foods Market, Inc.	1,764	168,374
Wild Oats Markets, Inc.*	756	10,637
Winn-Dixie Stores, Inc.	2,268	16,330
Wrigley (WM.) JR Co.	3,780	238,329
Yankee Candle Co., Inc.*	1,260	36,855

TOTAL COMMON STOCKS (Cost $26,779,517)		28,702,157

TOTAL INVESTMENT SECURITIES (Cost $26,799,517)—99.3%		28,702,157
Net other assets (liabilities)—0.7%		203,060

NET ASSETS—100.0%		$28,905,217

*	Non-income producing security

See accompanying notes to the financial statements.

109

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,779,516)	$28,702,157
Dividends receivable	89,845
Receivable for investments sold	5,124,136
Prepaid expenses	155

Total Assets	33,916,293

Liabilities:
Cash overdraft	84,793
Payable for capital shares redeemed	4,864,979
Advisory fees payable	20,268
Management services fees payable	4,054
Administration fees payable	870
Administrative services fees payable	13,517
Distribution fees payable	6,763
Other accrued expenses	15,832

Total Liabilities	5,011,076

Net Assets	$28,905,217

Net Assets consist of:
Capital	$28,790,246
Accumulated net investment income (loss)	33,585
Accumulated net realized gains (losses) on Investments	(1,841,255)
Net unrealized appreciation (depreciation) on Investments	1,922,641

Net Assets	$28,905,217

Shares of Beneficial Interest Outstanding	911,675

Net Asset Value (offering and redemption price per share)	$31.70

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$209,034
Interest	119

Total Investment Income	209,153

Expenses:
Advisory fees	68,405
Management services fees	13,681
Administration fees	3,781
Transfer agency and administrative service fees	49,974
Distribution fees	22,802
Custody fees	10,455
Fund accounting fees	5,586
Other fees	6,627

Total Gross Expenses before reductions	181,311
Less Expenses reduced by the Advisor	(720)

Total Net Expenses	180,591

Net Investment Income (Loss)	28,562

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(755,723)
Change in net unrealized appreciation/depreciation on investments	1,449,998

Net Realized and Unrealized Gains (Losses) on Investments	694,275

Change in Net Assets Resulting from Operations	$722,837

See accompanying notes to the financial statements.

110

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$28,562	$5,023
Net realized gains (losses) on investments	(755,723)	225,375
Change in net unrealized appreciation/depreciation on investments	1,449,998	195,931

Change in net assets resulting from operations	722,837	426,329

Distributions to Shareholders From:
Net investment income	—	(19,148)

Change in net assets resulting from distributions	—	(19,148)

Capital Transactions:
Proceeds from shares issued	185,299,159	67,481,358
Dividends reinvested	—	19,148
Cost of shares redeemed	(159,523,083)	(70,453,029)

Change in net assets resulting from capital transactions	25,776,076	(2,952,523)

Change in net assets	26,498,913	(2,545,342)
Net Assets:
Beginning of period	2,406,304	4,951,646

End of period	$28,905,217	$2,406,304

Accumulated net investment income (loss)	$33,585	$5,023

Share Transactions:
Issued.	6,020,032	2,514,438
Reinvested	—	656
Redeemed	(5,189,850)	(2,630,810)

Change in shares	830,182	(115,716)

See accompanying notes to the financial statements.

111

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.53		$25.11	$30.00
Investment Activities:
Net investment income (loss)	0.05	(b)	0.04 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.12		4.59	(4.93)

Total income (loss) from investment activities	2.17		4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.21)	—

Net Asset Value, End of Period	$31.70		$29.53	$25.11

Total Return	7.35	%(c)	18.46%	(16.30	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.99%		2.33%	2.10%
Net expenses(d)	1.98%		1.98%	1.98%
Net investment income (loss)(d)	0.31%		0.13%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$28,905		$2,406	$4,952
Portfolio turnover rate(e)	757	%(c)	1,472%	1,057	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

112

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (87.7%)
Amerada Hess Corp.	8,970	$710,334
Anadarko Petroleum Corp.	28,704	1,682,054
Apache Corp.	36,777	1,601,638
Arch Coal, Inc.	6,279	229,749
Atwood Oceanics, Inc.*	897	37,450
Baker Hughes, Inc.	37,674	1,418,426
BJ Services Co.*	17,940	822,370
Burlington Resources, Inc.	44,850	1,622,673
Cabot Oil & Gas Corp.	3,588	151,772
Chesapeake Energy Corp.	27,807	409,319
ChevronTexaco Corp.	121,992	11,480,667
Cimarex Energy Co.*	4,485	135,582
ConocoPhillips	70,863	5,406,138
CONSOL Energy, Inc.	9,867	355,212
Cooper Cameron Corp.*	6,279	305,787
Core Laboratories N.V.*	2,691	61,893
Devon Energy Corp.	26,013	1,716,858
Diamond Offshore Drilling, Inc.	7,176	171,004
El Paso Corp.	72,657	572,537
Ensco International, Inc.	17,043	495,951
EOG Resources, Inc.	13,455	803,398
Evergreen Resources, Inc.*	4,485	181,194
Exxon Mobil Corp.	491,613	21,832,534
FMC Technologies, Inc.*	7,176	206,669
Forest Oil Corp.*	6,279	171,542
Global Industries, Ltd.*	8,970	51,308
GlobalSantaFe Corp.	21,528	570,492
Grant Prideco, Inc.*	12,558	231,821
Grey Wolf, Inc.*	21,528	91,279
Halliburton Co.	50,232	1,520,020
Hanover Compressor Co.*	7,176	85,394
Helmerich & Payne, Inc.	5,382	140,578
Input/Output, Inc.*	5,382	44,617
Kerr-McGee Corp.	14,351	771,653
Key Energy Group*	15,249	143,951
Kinder Morgan, Inc.	10,764	638,198
Lone Star Technologies, Inc.*	3,588	98,885
Marathon Oil Corp.	39,468	1,493,469
Massey Energy Co.	8,970	253,044
Maverick Tube Corp.*	4,485	117,776
McDermott International, Inc.*	6,279	63,795
Murphy Oil Corp.	9,867	727,198
Nabors Industries, Ltd.*	17,043	770,684
National-Oilwell, Inc.*	9,867	310,712
Newfield Exploration Co.*	5,382	299,993
Newpark Resources, Inc.*	9,867	61,175
Noble Corp.*	15,249	577,785
Noble Energy, Inc.	6,279	320,229
Occidental Petroleum Corp.	44,850	2,171,189
Oceaneering International, Inc.*	2,691	92,167
Offshore Logistics, Inc.*	2,691	75,671
Parker Drilling Co.*	10,764	41,118
Patina Oil & Gas Corp.	7,176	214,347
Patterson-UTI Energy, Inc.	8,970	299,688
Peabody Energy Corp.	7,176	401,784
Pioneer Natural Resources Co.	13,455	472,001
Pogo Producing Co.	6,279	310,183
Premor, Inc.*	8,970	336,375
Pride International, Inc.*	13,455	230,215
Rowan Companies, Inc.*	11,661	283,712
Schlumberger, Ltd.	67,275	4,272,636
SEACOR SMIT, Inc.*	1,794	78,810
Smith International, Inc.*	11,661	650,217
Stone Energy Corp.*	2,691	122,925
Sunoco, Inc.	8,970	570,671
Superior Energy Services, Inc.*	6,279	63,104
Tesoro Petroleum Corp.*	7,176	198,058
Tidewater, Inc.	6,279	187,114
Transocean Sedco Forex, Inc.*	36,777	1,064,326
Unit Corp.*	4,485	141,053
Unocal Corp.	29,601	1,124,838
Valero Energy Corp.	14,352	1,058,604
Varco International, Inc.*	10,764	235,624
Veritas DGC, Inc.*	3,588	83,062
Vintage Petroleum, Inc.	6,279	106,555
Weatherford International, Ltd.*	15,249	685,900
Western Gas Resources, Inc.	5,382	174,807
Williams Companies, Inc.	59,202	704,504
XTO Energy, Inc.	28,704	855,092

TOTAL COMMON STOCKS (Cost $68,730,412)		79,273,157

TOTAL INVESTMENT SECURITIES (Cost $68,730,412)—87.7%		79,273,157
Net other assets (liabilities)—12.3%		11,111,831

NET ASSETS—100.0%		$90,384,988

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Energy Sector Index expiring 07/24/04 (Underlying notional amount at value $11,093,775)	11,098	$(5,691)

*	Non-income producing security

See accompanying notes to the financial statements.

113

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $68,730,412)	$79,273,157
Dividends receivable	40,054
Receivable for investments sold	11,188,538
Receivable for capital shares issued	5,805,586
Prepaid expenses	514

Total Assets	96,307,849

Liabilities:
Cash overdraft	512,040
Payable for investments purchased	5,252,894
Payable for capital shares redeemed	2,598
Unrealized depreciation on swap agreements	5,691
Advisory fees payable	48,241
Management services fees payable	9,648
Administration fees payable	2,072
Administrative services fees payable	32,164
Distribution fees payable	16,130
Other accrued expenses	41,383

Total Liabilities	5,922,861

Net Assets	$90,384,988

Net Assets consist of:
Capital	$92,433,454
Accumulated net investment income (loss)	(42,484)
Accumulated net realized gains (losses) on investments	(12,543,036)
Net unrealized appreciation (depreciation) on investments	10,537,054

Net Assets	$90,384,988

Shares of Beneficial Interest Outstanding	2,836,197

Net Asset Value (offering and redemption price per share)	$31.87

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Dividends	$479,866
Interest	766

Total Investment Income	480,632

Expenses:
Advisory fees	202,160
Management services fees	40,432
Administration fees	12,010
Transfer agency and administrative service fees	148,112
Distribution fees	67,387
Custody fees	16,165
Fund accounting fees	16,731
Other fees	20,119

Total Expenses	523,116

Net Investment Income (Loss)	(42,484)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,513,885)
Net realized gains (losses) on swap agreements	(96,778)
Change in net unrealized appreciation/depreciation on investments	6,121,351

Net Realized and Unrealized Gains (Losses) on Investments	4,510,688

Change in Net Assets Resulting from Operations	$4,468,204

See accompanying notes to the financial statements.

114

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(42,484)	$(7,707)
Net realized gains (losses) on investments	(1,610,663)	(84,945)
Change in net unrealized appreciation/depreciation on investments	6,121,351	3,609,243

Change in net assets resulting from operations	4,468,204	3,516,591

Capital Transactions:
Proceeds from shares issued	207,984,493	154,516,738
Cost of shares redeemed	(166,465,615)	(132,918,722)

Change in net assets resulting from capital transactions	41,518,878	21,598,016

Change in net assets	45,987,082	25,114,607
Net Assets:
Beginning of period	44,397,906	19,283,299

End of period	$90,384,988	$44,397,906

Accumulated net investment income (loss)	$(42,484)	$—

Share Transactions:
Issued	6,876,298	6,239,036
Redeemed	(5,607,113)	(5,504,219)

Change in shares	1,269,185	734,817

See accompanying notes to the financial statements.

115

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.33		$23.17		$27.93		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.01	)(b)	(0.05	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	3.56		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	3.54		5.16		(4.76)		(2.07)

Net Asset Value, End of Period	$31.87		$28.33		$23.17		$27.93

Total Return	12.50	%(d)	22.27%		(17.04)%		(6.90	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.09%		2.16%		2.05%
Net expenses(e)	1.94%		1.98%		1.98%		2.05%
Net investment income (loss)(e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$90,385		$44,398		$19,283		$24,007
Portfolio turnover rate(f)	323	%(d)	1,091%		1,632%		1,169	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

116

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.4%)
ACE, Ltd.	2,486	$105,108
AFLAC, Inc.	6,102	249,023
Allstate Corp.	8,814	410,291
Ambac Financial Group, Inc.	1,582	116,182
American Express Co.	12,430	638,653
American International Group, Inc.	24,408	1,739,801
AmSouth Bancorp	4,068	103,612
AON Corp.	3,164	90,079
Archstone-Smith Trust	4,068	119,314
Bank of America Corp.	22,148	1,874,163
Bank of New York Company, Inc.	9,266	273,162
Bank One Corp.	11,074	564,774
Banknorth Group, Inc.	2,712	88,086
BB&T Corp.	6,328	233,946
Bear Stearns Cos., Inc.	1,808	152,432
Boston Properties, Inc.	1,808	90,545
Capital One Financial Corp.	2,712	185,447
Charter One Financial, Inc.	2,938	129,830
Chubb Corp.	2,034	138,678
Cincinnati Financial Corp.	1,130	49,178
CIT Group, Inc.	3,164	121,150
Citigroup, Inc.	54,014	2,511,650
Comerica, Inc.	1,582	86,820
Commerce Bancorp, Inc.	1,356	74,594
Compass Bancshares, Inc.	2,712	116,616
Countrywide Credit Industries, Inc.	3,390	238,148
Duke-Weeks Realty Corp.	4,972	158,159
E*TRADE Group, Inc.*	10,170	113,396
Equity Office Properties Trust	5,876	159,827
Equity Residential Properties Trust	5,650	167,975
Everest Re Group, Ltd.	1,130	90,807
Fannie Mae	9,040	645,094
Fidelity National Financial, Inc.	1,808	67,511
Fifth Third Bancorp	6,102	328,166
First Horizon National Corp.	2,034	92,486
Franklin Resources, Inc.	1,808	90,545
Freddie Mac	7,232	457,786
General Growth Properties, Inc.	3,390	100,242
Golden West Financial Corp.	1,582	168,246
Goldman Sachs Group, Inc.	3,616	340,483
GreenPoint Financial Corp.	678	26,917
Hartford Financial Services Group, Inc.	3,842	264,099
Huntington Bancshares, Inc.	1,582	36,228
iStar Financial, Inc.	5,198	207,920
J.P. Morgan Chase & Co.	23,052	893,725
Jefferson-Pilot Corp.	2,034	103,327
KeyCorp	5,876	175,634
Kimco Realty Corp.	2,712	123,396
Legg Mason, Inc.	1,130	102,841
Lincoln National Corp.	2,938	138,821
Loews Corp.	2,260	135,510
M&T Bank Corp.	2,034	177,568
Marsh & McLennan Companies, Inc.	6,554	297,420
Marshall & Ilsley Corp.	2,034	79,509
MBIA, Inc.	2,034	116,182
MBNA Corp.	13,334	343,884
Mellon Financial Corp.	4,972	145,829
Merrill Lynch & Co., Inc.	9,944	536,777
MetLife, Inc.	5,198	186,348
MGIC Investment Corp.	1,582	120,011
Morgan Stanley Dean Witter & Co.	10,622	560,523
National City Corp.	6,328	221,543
National Commerce Financial Corp.	2,260	73,450
New York Community Bancorp	4,294	84,291
North Fork Bancorp, Inc.	3,842	146,188
Northern Trust Corp.	2,034	85,998
Plum Creek Timber Company, Inc.	3,390	110,446
PNC Financial Services Group	2,938	155,949
Popular, Inc.	2,712	115,992
Principal Financial Group, Inc.	4,520	157,206
Progressive Corp.	2,260	192,778
Prologis Trust	4,068	133,919
Prudential Financial, Inc.	5,876	273,058
Regions Financial Corp.	3,616	132,165
Rouse Co.	3,390	161,025
SAFECO Corp.	2,938	129,272
Schwab (Charles) Corp.	18,984	182,436
Simon Property Group, Inc.	2,938	151,072
SLM Corp.	5,198	210,259
SouthTrust Corp.	2,034	78,940
Sovereign Bancorp, Inc.	4,068	89,903
St. Paul Companies, Inc.	5,876	238,213
State Street Corp.	3,390	166,246
SunTrust Banks, Inc.	2,938	190,941
Synovus Financial Corp.	3,390	85,835
T. Rowe Price Group, Inc.	2,034	102,514
Torchmark Corp.	2,938	158,064
U.S. Bancorp	21,018	579,256
Union Planters Corp.	2,712	80,845
Vornado Realty Trust	2,034	116,162
Wachovia Corp.	14,916	663,762
Washington Mutual, Inc.	9,944	384,235
Wells Fargo & Co.	18,306	1,047,651
XL Capital, Ltd.—Class A	2,034	153,486
Zions Bancorp	2,260	138,877

TOTAL COMMON STOCKS (Cost $20,375,779)		25,246,451

	Principal Amount
U.S. Government Agency Obligations (0.4%)
Federal Home Loan Bank, 0.90%, 07/01/04	$90,000	90,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $90,000)		90,000

TOTAL INVESTMENTS SECURITIES (Cost $20,465,779)—100.8%		25,336,451
Net other assets (liabilities)—(0.8)%		(206,778)

NET ASSETS—100.0%		$25,129,673

*	Non-income producing security

See accompanying notes to the financial statements.

117

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statements of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $20,465,779)	$25,336,451
Cash	192
Dividends and interest receivable	32,904
Receivable for capital shares issued	1,774
Prepaid expenses	381

Total Assets	25,371,702

Liabilities:
Payable for capital shares redeemed	175,310
Advisory fees payable	16,186
Management services fees payable	3,237
Administration fees payable	694
Administrative services fees payable	8,924
Distribution fees payable	7,349
Other accrued expenses	30,329

Total Liabilities	242,029

Net Assets	$25,129,673

Net Assets consist of:
Capital	$26,858,127
Accumulated net investment income (loss)	148,324
Accumulated net realized gains (losses) on investments	(6,747,450)
Net unrealized appreciation (depreciation) on investments	4,870,672

Net Assets	$25,129,673

Shares of Beneficial Interest Outstanding	806,780

Net Asset Value (offering and redemption price per share)	$31.15

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$358,048
Interest	226

Total Investment Income	358,274

Expenses:
Advisory fees	111,640
Management services fees	22,328
Administration fees	4,460
Transfer agency and administrative service fees	71,271
Distribution fees	37,214
Custody fees	18,513
Fund accounting fees	11,525
Other fees	13,497

Total Expenses	290,448

Net Investment Income (Loss)	67,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	183,912
Change in net unrealized appreciation/depreciationon investments	503,310

Net Realized and Unrealized Gains (Losses) on Investments	687,222

Change in Net Assets Resulting from Operations	$755,048

See accompanying notes to the financial statements.

118

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$67,826	$66,533
Net realized gains (losses) on investments	183,912	714,339
Change in net unrealized appreciation/depreciation on investments	503,310	3,227,266

Change in net assets resulting from operations	755,048	4,008,138

Distributions to Shareholders From:
Net investment income	—	(28,561)

Change in net assets resulting from distributions	—	(28,561)

Capital Transactions:
Proceeds from shares issued	99,775,548	111,685,395
Dividends reinvested	—	28,561
Cost of shares redeemed	(96,425,318)	(106,566,808)

Change in net assets resulting from capital transactions	3,350,230	5,147,148

Change in net assets	4,105,278	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$25,129,673	$21,024,395

Accumulated net investment income (loss)	$148,324	$80,498

Share Transactions:
Issued	3,177,143	4,268,452
Reinvested	—	943
Redeemed	(3,054,656)	(4,084,053)

Change in shares	122,487	185,342

See accompanying notes to the financial statements.

119

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72		$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	0.36		6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.43		6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	—		(0.04)	—	—

Net Asset Value, End of Period	$31.15		$30.72	$23.85	$28.02

Total Return	1.40	%(c)	28.99%	(14.88)%	(6.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.07%	2.14%	2.10%
Net expenses(d)	1.95%		1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.46%		0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$25,130		$21,024	$11,898	$20,089
Portfolio turnover rate(e)	321	%(c)	726%	1,341%	1,330	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

120

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories	43,710	$1,781,619
Accredo Health, Inc.*	3,255	126,782
Aetna, Inc.	4,185	355,725
Affymetrix, Inc.*	2,790	91,317
Alcon, Inc.	2,325	182,861
Allergan, Inc.	4,185	374,641
American Pharmaceutical Partners, Inc.*	1,860	56,507
Amgen, Inc.*	37,200	2,030,005
Amylin Pharmaceuticals, Inc.*	3,255	74,214
Andrx Group*	3,720	103,900
Anthem, Inc.*	3,255	291,518
Apogent Technologies, Inc.*	3,720	119,040
Applera Corp.—Applied Biosystems Group	8,370	182,047
Bard (C.R.), Inc.	3,720	210,738
Barr Laboratories, Inc.*	3,255	109,694
Bausch & Lomb, Inc.	2,325	151,288
Baxter International, Inc.	18,600	641,886
Beckman Coulter, Inc.	2,790	170,190
Becton, Dickinson & Co.	7,440	385,392
Biogen Idec, Inc.*	9,765	617,636
Biomet, Inc.	7,440	330,634
Boston Scientific Corp.*	16,275	696,570
Bristol-Myers Squibb Co.	58,125	1,424,062
Caremark Rx, Inc.*	11,161	367,639
Celgene Corp.*	2,325	133,130
Cephalon, Inc.*	2,325	125,550
Charles River Laboratories International, Inc.*	1,395	68,174
Chiron Corp.*	2,325	103,788
CIGNA Corp.	3,720	255,973
Cooper Companies, Inc.	1,860	117,496
Covance, Inc.*	2,325	89,699
Coventry Health Care, Inc.*	1,860	90,954
CYTYC Corp.*	4,185	106,173
Dade Behring Holdings, Inc.*	2,790	132,581
DaVita, Inc.*	1,860	57,344
DENTSPLY International, Inc.	2,790	145,359
Edwards Lifesciences Corp.*	2,325	81,026
Eli Lilly & Co.	27,435	1,917,980
Express Scripts, Inc.—Class A*	2,325	184,210
First Health Group Corp.*	4,650	72,587
Fisher Scientific International, Inc.*	930	53,708
Forest Laboratories, Inc.*	10,695	605,658
Gen-Probe, Inc.*	2,790	132,023
Genentech, Inc.*	13,020	731,724
Genzyme Corp.—General Division*	6,510	308,118
Gilead Sciences, Inc.*	6,510	436,170
Guidant Corp.	9,300	519,684
HCA, Inc.	12,090	502,822
Health Management Associates, Inc.—Class A	6,510	145,954
Health Net, Inc.*	3,720	98,580
Hillenbrand Industries, Inc.	1,395	84,328
Humana, Inc.*	5,115	86,444
ICOS Corp.*	2,325	69,378
IDEXX Laboratories, Inc.*	1,395	87,801
ImClone Systems, Inc.*	2,325	199,462
INAMED Corp.*	1,395	87,676
Invitrogen Corp.*	1,860	133,901
IVAX Corp.*	6,510	156,175
Johnson & Johnson	82,770	4,610,288
King Pharmaceuticals, Inc.*	6,045	69,215
Laboratory Corp. of America Holdings*	5,115	203,066
Lincare Holdings, Inc.*	3,720	122,239
Manor Care, Inc.	3,255	106,373
Martek Biosciences Corp.*	1,395	78,357
Medco Health Solutions, Inc.*	8,370	313,875
Medicis Pharmaceutical Corp.	1,395	55,730
MedImmune, Inc.*	6,975	163,215
Medtronic, Inc.	33,945	1,653,800
Merck & Co., Inc.	61,845	2,937,637
MGI Pharma, Inc.*	3,720	100,477
Millennium Pharmaceuticals, Inc.*	10,230	141,174
Monsanto Co.	8,835	340,148
Mylan Laboratories, Inc.	8,835	178,909
Neurocrine Biosciences, Inc.*	1,395	72,331
Omnicare, Inc.	4,185	179,160
Oxford Health Plans, Inc.	1,860	102,374
PacifiCare Health Systems, Inc.*	2,325	89,885
Par Pharmaceutical Cos., Inc.*	930	32,745
Patterson Dental Co.*	1,860	142,271
Pfizer, Inc.	214,365	7,348,431
Protein Design Labs, Inc.*	3,255	62,268
Quest Diagnostics, Inc.	2,325	197,509
Renal Care Group, Inc.*	1,860	61,622
Respironics, Inc.*	930	54,638
Schering-Plough Corp.	41,385	764,795
Sepracor, Inc.*	3,255	172,190
St. Jude Medical, Inc.*	5,115	386,950
STERIS Corp.*	930	20,981
Stryker Corp.	7,440	409,200
Tenet Healthcare Corp.*	15,345	205,776
Triad Hospitals, Inc.*	3,255	121,184
UnitedHealth Group, Inc.	16,740	1,042,064
Universal Health Services, Inc.—Class B	1,395	64,017
Valeant Pharmaceuticals International	3,720	74,400
Varian Medical Systems, Inc.*	2,325	184,489
Watson Pharmaceuticals, Inc.*	3,255	87,560
Wellpoint Health Networks, Inc.*	3,720	416,677
Wyeth	39,060	1,412,410
Zimmer Holdings, Inc.*	7,440	656,208

TOTAL COMMON STOCKS (Cost $38,815,092)		44,434,173

	Principal Amount
U.S. Government Agency Obligations (1.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$489,000	489,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $39,304,092)—100.4%		44,923,173
Net other assets (liabilities)—(0.4)%		(164,939)

NET ASSETS—100.0%		$44,758,234

*	Non-income producing security

See accompanying notes to the financial statements.

121

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $39,304,092)	$44,923,173
Cash	1,451
Dividends and interest receivable	56,316
Receivable for capital shares issued	376,494
Prepaid expenses	395

Total Assets	45,357,829

Liabilities:
Payable for investments purchased	477,884
Payable for capital shares redeemed	5
Advisory fees payable	37,493
Management services fees payable	7,499
Administration fees payable	1,608
Administrative services fees payable	22,249
Distribution fees payable	14,366
Other accrued expenses	38,491

Total Liabilities	599,595

Net Assets	$44,758,234

Net Assets consist of:
Capital	$51,066,453
Accumulated net investment income (loss)	(102,219)
Accumulated net realized gains (losses) on investments	(11,825,081)
Net unrealized appreciation (depreciation) on investments	5,619,081

Net Assets	$44,758,234

Shares of Beneficial Interest Outstanding	1,693,996

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$357,705
Interest	330

Total Investment Income	358,035

Expenses:
Advisory fees	180,039
Management services fees	36,008
Administration fees	7,442
Transfer agency and administrative service fees	121,724
Distribution fees	60,013
Custody fees	20,271
Fund accounting fees	15,483
Other fees	19,274

Total Expenses	460,254

Net Investment Income (Loss)	(102,219)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,175,430)
Change in net unrealized appreciation/depreciation on investments	1,228,485

Net Realized and Unrealized Gains (Losses) on Investments	53,055

Change in Net Assets Resulting from Operations	$(49,164)

See accompanying notes to the financial statements

122

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(102,219)	$(120,052)
Net realized gains (losses) on investments	(1,175,430)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,228,485	2,727,687

Change in net assets resulting from operations	(49,164)	1,247,666

Capital Transactions:
Proceeds from shares issued	162,526,253	175,842,151
Cost of shares redeemed	(143,004,526)	(166,426,624)

Change in net assets resulting from capital transactions	19,521,727	9,415,527

Change in net assets	19,472,563	10,663,193
Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$44,758,234	$25,285,671

Accumulated net investment income (loss)	$(102,219)	$—

Share Transactions:
Issued	6,095,065	7,405,590
Redeemed	(5,380,722)	(7,091,298)

Change in shares	714,343	314,292

See accompanying notes to the financial statements

123

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.06	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.67		3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36	%(c)	17.42%		(22.69)%		(5.23	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		2.04%		2.14%		2.06%
Net expenses(d)	1.92%		1.97%		1.98%		2.06%
Net investment income (loss)(d)	(0.43)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$44,758		$25,286		$14,622		$33,227
Portfolio turnover rate(e)	333	%(c)	877%		897%		1,032	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during period.

See accompanying notes to the financial statements.

124

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.2%)
3M Co.	16,892	$1,520,449
Accenture, Ltd.—Class A*	9,064	249,079
Agilent Technologies, Inc.*	12,360	361,901
ALLETE, Inc.	5,768	192,074
Allied Waste Industries, Inc.*	9,476	124,894
American Power Conversion Corp.	4,532	89,054
American Standard Cos.*	7,416	298,939
Amphenol Corp.—Class A*	4,944	164,734
Arrow Electronics, Inc.*	4,120	110,498
Ashland, Inc.	4,532	239,335
Automatic Data Processing, Inc.	14,832	621,164
Avnet, Inc.*	3,296	74,819
Ball Corp.	412	29,685
Bemis Company, Inc.	1,236	34,917
Boeing Co.	18,540	947,209
Burlington Northern Santa Fe Corp.	10,712	375,670
C.H. Robinson Worldwide, Inc.	2,472	113,316
Caterpillar, Inc.	8,652	687,315
CDW Corp.	3,296	210,153
Ceridian Corp.*	8,652	194,670
Choicepoint, Inc.*	4,944	225,743
Cintas Corp.	3,708	176,760
Cooper Industries, Ltd.—Class A	2,884	171,338
CSX Corp.	7,416	243,022
Danaher Corp.	7,416	384,520
Deere & Co.	7,828	549,057
Diebold, Inc.	2,472	130,695
Donnelley (R.R.) & Sons Co.	6,592	217,668
Dover Corp.	7,004	294,868
DST Systems, Inc.*	4,532	217,944
Dun & Bradstreet Corp.*	1,648	88,844
Eaton Corp.	5,768	373,420
Emerson Electric Co.	11,124	706,930
Equifax, Inc.	4,944	122,364
Expeditors International of Washington, Inc.	5,356	264,640
Fair, Isaac & Co., Inc.	4,120	137,526
FedEx Corp.	7,828	639,469
First Data Corp.	21,836	972,138
Fiserv, Inc.*	5,768	224,318
Flextronics International, Ltd.*	17,304	275,999
Fluor Corp.	2,884	137,480
Garmin, Ltd.	2,060	76,302
General Dynamics Corp.	4,120	409,116
General Electric Co.	262,856	8,516,535
Getty Images, Inc.*	2,060	123,600
Goodrich Corp.	4,120	133,200
Grainger (W.W.), Inc.	1,648	94,760
Honeywell International, Inc.	20,188	739,486
Illinois Tool Works, Inc.	7,004	671,614
IMS Health, Inc.	6,592	154,516
Ingersoll-Rand Co.—Class A	5,356	365,868
Iron Mountain, Inc.*	2,472	119,299
ITT Industries, Inc.	2,472	205,176
Jabil Circuit, Inc.*	7,004	176,361
Jacobs Engineering Group, Inc.*	2,060	81,123
L-3 Communications Holdings, Inc.	3,708	247,694
Lockheed Martin Corp.	8,240	429,139
Manpower, Inc.	2,884	146,421
Masco Corp.	12,772	398,231
Millipore Corp.*	2,060	116,122
Molex, Inc.	6,592	211,471
Monster Worldwide, Inc.*	4,532	116,563
Moody’s Corp.	2,884	186,479
Navistar International Corp.*	4,532	175,660
Norfolk Southern Corp.	9,888	262,230
Northrop Grumman Corp.	9,064	486,737
PACCAR, Inc.	7,004	406,162
Pactiv Corp.*	2,472	61,652
Pall Corp.	2,472	64,742
Parker Hannifin Corp.	3,296	195,980
Paychex, Inc.	9,064	307,088
Pentair, Inc.	3,296	110,877
PerkinElmer, Inc.	6,592	132,104
Precision Castparts Corp.	2,884	157,726
Raytheon Co.	11,536	412,643
Republic Services, Inc.	9,888	286,159
Robert Half International, Inc.	8,240	245,305
Rockwell Collins, Inc.	5,356	178,462
Rockwell International Corp.	4,944	185,449
Ryder System, Inc.	4,944	198,106
Sabre Holdings Corp.	3,708	102,749
Sanmina-SCI Corp.*	17,716	161,216
Sealed Air Corp.*	2,472	131,683
Sherwin-Williams Co.	4,120	171,186
Smurfit-Stone Container Corp.*	11,536	230,143
Solectron Corp.*	35,844	231,911
SPX Corp.	2,060	95,666
Symbol Technologies, Inc.	6,592	97,166
Tektronix, Inc.	2,060	70,081
Temple-Inland, Inc.	1,648	114,124
Textron, Inc.	6,180	366,783
Thermo Electron Corp.*	7,416	227,968
Tyco International, Ltd.	54,384	1,802,287
Union Pacific Corp.	5,356	318,414
United Parcel Service, Inc.—Class B	14,008	1,052,982
United Technologies Corp.	13,184	1,206,072
Vishay Intertechnology, Inc.*	9,888	183,719
Vulcan Materials Co.	3,708	176,315
Waste Management, Inc.	18,540	568,250
Waters Corp.*	3,708	177,168

TOTAL COMMON STOCKS (Cost $35,748,822)		38,266,659

TOTAL INVESTMENT SECURITIES (Cost $35,748,822)—100.2%		38,266,659
Net other assets (liabilities)—(0.2)%		(75,574)

NET ASSETS—100.0%		$38,191,085

*	Non-income producing security

See accompanying notes to the financial statements.

125

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $35,748,822)	$38,266,659
Dividends receivable	91,157
Receivable for investments sold	6,499,940
Prepaid expenses	52

Total Assets	44,857,808

Liabilities:
Cash overdraft	88,822
Payable for capital shares redeemed	6,528,425
Advisory fees payable	17,835
Management services fees payable	3,567
Administration fees payable	782
Administrative services fees payable	12,142
Distribution fees payable	6,071
Other accrued expenses	9,079

Total Liabilities	6,666,723

Net Assets	$38,191,085

Net Assets consist of:
Capital	$35,735,941
Accumulated net investment income (loss)	20,400
Accumulated net realized gains (losses) on investments	(83,093)
Net unrealized appreciation (depreciation) on investments	2,517,837

Net Assets	$38,191,085

Shares of Beneficial Interest Outstanding	1,168,626

Net Asset Value (offering and redemption price per share)	$32.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$125,076
Interest	95

Total Investment Income	125,171

Expenses:
Advisory fees	39,686
Management services fees	7,937
Administration fees	3,436
Transfer agency and administrative service fees	28,892
Distribution fees	13,229
Custody fees	6,501
Fund accounting fees	3,100
Other fees	3,509

Total Gross Expenses before reductions	106,290
Less Expenses reduced by the Advisor	(1,519)

Total Net Expenses	104,771

Net Investment Income (Loss)	20,400

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	30,510
Change in net unrealized appreciation/depreciation on investments	1,686,013

Net Realized and Unrealized Gains (Losses) on Investments	1,716,523

Change in Net Assets Resulting from Operations	$1,736,923

See accompanying notes to the financial statements.

126

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$20,400	$(1,629)
Net realized gains (losses) on investments	30,510	478,907
Change in net unrealized appreciation/depreciation on investments	1,686,013	757,379

Change in net assets resulting from operations	1,736,923	1,234,657

Capital Transactions:
Proceeds from shares issued	76,949,670	69,600,137
Cost of shares redeemed	(52,246,653)	(60,217,978)

Change in net assets resulting from capital transactions	24,703,017	9,382,159

Change in net assets	26,439,940	10,616,816
Net Assets:
Beginning of period	11,751,145	1,134,329

End of period	$38,191,085	$11,751,145

Accumulated net investment income (loss)	$20,400	$—

Share Transactions:
Issued	2,430,721	2,481,593
Redeemed	(1,642,651)	(2,148,194)

Change in shares	788,070	333,399

See accompanying notes to the financial statements.

127

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$30.88		$24.05		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	(0.01	)(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.74		6.84		(5.94)

Total income (loss) from investment activities	1.80		6.83		(5.95)

Net Asset Value, End of Period	$32.68		$30.88		$24.05

Total Return	5.83	%(c)	28.40%		(19.83	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.01%		2.25%		2.65%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	0.39%		(0.05)%		(0.08)%
Supplemental Data:
Net assets, end of period (000’s)	$38,191		$11,751		$1,134
Portfolio turnover rate(e)	458	%(c)	1,997%		906	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

128

PROFUNDS VP ProFund VP Internet (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.2%)
Agile Software Corp.*	19,635	$171,806
Akamai Technologies, Inc.*	47,005	843,740
Amazon.com, Inc.*	77,945	4,240,207
Ameritrade Holding Corp.—Class A*	122,570	1,391,170
Ariba, Inc.*	110,075	217,949
Ask Jeeves, Inc.*	24,395	952,137
BEA Systems, Inc.*	167,790	1,379,234
Check Point Software Technologies, Ltd.*	77,945	2,103,735
CheckFree Holdings Corp.*	28,560	856,800
CMGI, Inc.*	148,155	288,902
CNET Networks, Inc.*	57,715	638,905
Digital Insight Corp.*	13,090	271,356
Digital River, Inc.*	13,090	427,127
DoubleClick, Inc.*	55,335	429,953
E*TRADE Group, Inc.*	158,270	1,764,710
E-LOAN, Inc.*	21,420	57,834
EarthLink, Inc.*	63,070	652,775
eBay, Inc.*	45,220	4,157,978
FreeMarkets, Inc.*	18,445	120,261
Infospace, Inc.*	10,710	407,408
InterActiveCorp*	132,090	3,981,192
Internet Security Systems, Inc.*	18,445	282,946
Interwoven, Inc.*	16,065	162,257
J2 Global Communications, Inc.*	10,115	281,197
LookSmart, Ltd.*	39,865	86,507
Macromedia, Inc.*	29,750	730,363
Monster Worldwide, Inc.*	48,790	1,254,879
PRICELINE.COM, Inc.*	8,925	240,350
RealNetworks, Inc.*	48,790	333,724
Siebel Systems, Inc.*	183,260	1,957,217
Tibco Software, Inc.*	70,210	593,275
United Online, Inc.*	20,230	356,250
University of Phoenix Online*	6,545	573,277
ValueClick, Inc.*	34,510	413,430
VeriSign, Inc.*	95,795	1,906,321
Vignette Corp.*	124,950	207,417
WebMD Corp.*	135,065	1,258,806
webMethods, Inc.*	22,610	193,768
Websense, Inc.*	10,115	376,581
Yahoo!, Inc.*	121,975	4,431,351

TOTAL COMMON STOCKS (Cost $32,062,552)		40,995,095

TOTAL INVESTMENT SECURITIES (Cost $32,062,552)—99.2%		40,995,095
Net other assets (liabilities)—0.8%		313,388

NET ASSETS—100.0%		$41,308,483

*	Non-income producing security

See accompanying notes to the financial statements.

129

PROFUNDS VP

ProFund VP Internet

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $32,062,552)	$40,995,095
Receivable for investments sold	2,101,559
Prepaid expenses	188

Total Assets	43,096,842

Liabilities:
Cash overdraft	16,157
Payable for capital shares redeemed	1,715,366
Advisory fees payable	19,259
Management services fees payable	3,852
Administration fees payable	827
Administrative services fees payable	12,840
Distribution fees payable	6,468
Other accrued expenses	13,590

Total Liabilities	1,788,359

Net Assets	$41,308,483

Net Assets consist of:
Capital	27,696,325
Accumulated net investment income (loss)	(189,570)
Accumulated net realized gains (losses) on investments	4,869,185
Net unrealized appreciation (depreciation) on investments	8,932,543

Net Assets	$41,308,483

Shares of Beneficial Interest Outstanding	811,349

Net Asset Value (offering and redemption price per share)	$50.91

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$197

Expenses:
Advisory fees	73,202
Management services fees	14,641
Administration fees	4,489
Transfer agency and administrative service fees	53,586
Distribution fees	24,401
Custody fees	6,894
Fund accounting fees	5,870
Other fees	6,684

Total Expenses	189,767

Net Investment Income (Loss)	(189,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(370,054)
Change in net unrealized appreciation/depreciation on investments	2,418,879

Net Realized and Unrealized Gains (Losses) on Investments	2,048,825

Change in Net Assets Resulting from Operations	$1,859,255

See accompanying notes to the financial statements.

130

PROFUNDS VP

ProFund VP Internet

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(189,570)	$(348,969)
Net realized gains (losses) on investments	(370,054)	7,093,763
Change in net unrealized appreciation/depreciation on investments.	2,418,879	2,458,324

Change in net assets resulting from operations	1,859,255	9,203,118

Distributions to Shareholders From:
Net realized gains on investments	—	(153,596)

Change in net assets resulting from distributions	—	(153,596)

Capital Transactions:
Proceeds from shares issued	91,858,466	130,566,391
Dividends reinvested	—	153,336
Cost of shares redeemed	(67,291,720)	(153,767,216)

Change in net assets resulting from capital transactions	24,566,746	(23,047,489)

Change in net assets	26,426,001	(13,997,967)
Net Assets:
Beginning of period	14,882,482	28,880,449

End of period	$41,308,483	$14,882,482

Accumulated net investment income (loss)	$(189,570)	$—

Share Transactions:
Issued	1,886,474	3,712,285
Reinvested	—	3,365
Redeemed	(1,400,024)	(4,502,093)

Change in shares	486,450	(786,443)

See accompanying notes to the financial statements.

131

PROFUNDS VP

ProFund VP Internet

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$45.81		$25.99		$30.00

Investment Activities:
Net investment income (loss)	(0.46	)(b)	(0.75	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	5.56		21.02		(3.66)

Total income (loss) from investment activities	5.10		20.27		(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.45)		—

Net Asset Value, End of Period	$50.91		$45.81		$25.99

Total Return	11.13	%(c)	77.99%		(13.37	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.94%		2.01%		2.04%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(1.94)%		(1.97)%		(1.97)%
Supplemental Data:
Net assets, end of period (000’s)	$41,308		$14,882		$28,880
Portfolio turnover rate(e)	346	%(c)	803%		505	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

132

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (76.7%)
Alkermes, Inc.*	1,296	$17,626
Allergan, Inc.	1,872	167,581
Alpharma, Inc.	576	11,796
American Pharmaceutical Partners, Inc.*	576	17,499
Andrx Group*	1,008	28,153
Barr Laboratories, Inc.*	1,296	43,675
Bristol-Myers Squibb Co.	21,560	528,220
Cephalon, Inc.*	720	38,880
Eli Lilly & Co.	7,036	491,887
Forest Laboratories, Inc.*	5,184	293,570
Hospira, Inc.*	2,160	59,616
Impax Laboratories, Inc.*	720	13,954
IVAX Corp.*	2,304	55,273
Johnson & Johnson	41,760	2,326,032
King Pharmaceuticals, Inc.*	3,456	39,571
Medicis Pharmaceutical Corp.	720	28,764
Merck & Co., Inc.	11,048	524,780
MGI Pharma, Inc.*	1,008	27,226
Mylan Laboratories, Inc.	3,744	75,816
Nektar Therapeutics*	1,152	22,994
Noven Pharmaceuticals, Inc.*	288	6,342
Par Pharmaceutical Cos., Inc.*	432	15,211
Perrigo Co.	864	16,390
Pfizer, Inc.	79,736	2,733,350
PRAECIS Pharmaceuticals, Inc.*	720	2,736
Schering-Plough Corp.	20,736	383,201
Sepracor, Inc.*	1,152	60,941
Taro Pharmaceutical Industries, Ltd.*	432	18,792
Valeant Pharmaceuticals International	1,152	23,040
Watson Pharmaceuticals, Inc.*	1,584	42,610
Wyeth	14,420	521,427

TOTAL COMMON STOCKS (Cost $7,898,900)		8,636,953

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$19,000	19,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $7,917,900)—76.9%		8,655,953
Net other assets (liabilities)—23.1%		2,608,548

NET ASSETS—100.0%		$11,264,501

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 07/24/04 (Underlying notional amount at value $2,586,771)	25,868	$(1,477)

*	Non-income producing security

See accompanying notes to the financial statements.

133

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $7,917,900)	$8,655,953
Cash	734
Dividends and interest receivable	24,898
Receivable for investments sold	2,649,429
Prepaid expenses	103

Total Assets	11,331,117

Liabilities:
Payable for capital shares redeemed	32,826
Unrealized depreciation on swap agreements	1,477
Advisory fees payable	9,291
Management services fees payable	1,858
Administration fees payable	398
Administrative services fees payable	6,194
Distribution fees payable	3,115
Other accrued expenses	11,457

Total Liabilities	66,616

Net Assets	$11,264,501

Net Assets consist of:
Capital	$14,266,145
Accumulated net investment income (loss)	34,340
Accumulated net realized gains (losses) on investments	(3,772,560)
Net unrealized appreciation (depreciation) on investments	736,576

Net Assets	$11,264,501

Shares of Beneficial Interest Outstanding	443,136

Net Asset Value (offering and redemption price per share)	$25.42

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$167,476
Interest	330

Total Investment Income	167,806

Expenses:
Advisory fees	50,555
Management services fees	10,111
Administration fees	2,007
Transfer agency and administrative service fees	37,142
Distribution fees	16,852
Custody fees	7,514
Fund accounting fees	4,346
Other fees	4,939

Total Expenses	133,466

Net Investment Income (Loss)	34,340

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(683,423)
Net realized gains (losses) on swap agreements	39,480
Change in net unrealized appreciation/depreciation on investments	(250,954)

Net Realized and Unrealized Gains (Losses) on Investments	(894,897)

Change in Net Assets Resulting from Operations	$(860,557)

See accompanying notes to the financial statements.

134

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$34,340	$(23,602)
Net realized gains (losses) on investments	(643,943)	(2,262,536)
Change in net unrealized appreciation/depreciation on investments	(250,954)	730,940

Change in net assets resulting from operations	(860,557)	(1,555,198)

Distributions to Shareholders From:
Net realized gains on investments	—	(550,262)

Change in net assets resulting from distributions	—	(550,262)

Capital Transactions:
Proceeds from shares issued	67,685,532	129,550,308
Dividends reinvested	—	550,262
Cost of shares redeemed	(67,411,087)	(119,558,700)

Change in net assets resulting from capital transactions	274,445	10,541,870

Change in net assets	(586,112)	8,436,410
Net Assets:
Beginning of period	11,850,613	3,414,203

End of period	$11,264,501	$11,850,613

Accumulated net investment income (loss)	$34,340	$—

Share Transactions:
Issued	2,556,689	4,840,975
Reinvested	—	21,672
Redeemed	(2,570,544)	(4,537,140)

Change in shares	(13,855)	325,507

See accompanying notes to the financial statements.

135

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.93		$25.96		$30.00

Investment Activities:
Net investment income (loss)	0.07	(b)	(0.09	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	(0.58)		1.51	(d)	(4.04)

Total income (loss) from investment activities	(0.51)		1.42		(4.04)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.45)		—

Net Asset Value, End of Period	$25.42		$25.93		$25.96

Total Return	(1.97	)%(e)	5.60%		(13.47	)%(e)
Ratios to Average Net Assets:
Gross expenses(f)	1.98%		2.06%		2.12%
Net expenses(f)	1.98%		1.98%		1.98%
Net investment income (loss)(f)	0.51%		(0.33)%		(0.02)%
Supplemental Data:
Net assets, end of period (000’s)	$11,265		$11,851		$3,414
Portfolio turnover rate(g)	645	%(e)	2,569%		1,709	%(e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

136

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (58.5%)
Federal Home Loan Bank, 0.90%, 07/01/04	$8,797,000	$8,797,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	8,797,000	8,797,000
Federal National Mortgage Association, 0.90%, 07/01/04	8,797,000	8,797,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,391,000)		26,391,000

Repurchase Agreements (39.0%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,244 (Collateralized by $8,954,000 Federal National Mortgage Association, 3.01%, 06/02/06, market value $8,973,445)	8,797,000	8,797,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $8,797,220 (Collateralized by $8,982,000 U.S. Treasury Notes, 1.625%, 04/30/05, market value $8,976,722)	8,797,000	8,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,594,000)		17,594,000

TOTAL INVESTMENT SECURITIES (Cost $43,985,000)—97.5%		43,985,000
Net other assets (liabilities)—2.5%		1,111,348

NET ASSETS—100.0%		$45,096,348

	Units	Unrealized Appreciation (Depreciation)
Swap Agreement
Equity Index Swap Agreement based on the Dow Jones U.S. Precious Metals Index expiring 12/21/04 (Underlying notional amount at value $45,038,561)	253,638	$23,021

See accompanying notes to the financial statements.

137

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $26,391,000)	$26,391,000
Repurchase agreement, at cost	17,594,000

Total Investments	43,985,000
Cash	1,086
Segregated cash balances with custodian for swap agreements	87
Interest receivable	464
Receivable for capital shares issued	1,189,497
Unrealized appreciation on swap agreements	23,021
Prepaid expenses	753

Total Assets	45,199,908

Liabilities:
Advisory fees payable	30,958
Management services fees payable	6,192
Administration fees payable	1,335
Administrative services fees payable	20,643
Distribution fees payable	10,325
Other accrued expenses	34,107

Total Liabilities	103,560

Net Assets	$45,096,348

Net Assets consist of:
Capital	$51,527,736
Accumulated net investment income (loss)	(290,971)
Accumulated net realized gains (losses) on investments	(6,163,438)
Net unrealized appreciation (depreciation) on investments	23,021

Net Assets	$45,096,348

Shares of Beneficial Interest Outstanding	1,401,048

Net Asset Value (offering and redemption price per share)	$32.19

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$285,856

Expenses:
Advisory fees	226,244
Management services fees	45,249
Administration fees	8,658
Transfer agency and administrative service fees	166,095
Distribution fees	75,415
Custody fees	15,818
Fund accounting fees	18,276
Other fees	21,072

Total Expenses	576,827

Net Investment Income (Loss)	(290,971)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(19,152,422)
Change in net unrealized appreciation/depreciation on investments	921,516

Net Realized and Unrealized Gains (Losses) on Investments	(18,230,906)

Change in Net Assets Resulting from Operations	$(18,521,877)

See accompanying notes to the financial statements.

138

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(290,971)	$(395,143)
Net realized gains (losses) on investments	(19,152,422)	11,706,856
Change in net unrealized appreciation/depreciation on investments	921,516	199,326

Change in net assets resulting from operations	(18,521,877)	11,511,039

Capital Transactions:
Proceeds from shares issued	231,817,874	267,629,406
Cost of shares redeemed	(244,417,323)	(258,562,216)

Change in net assets resulting from capital transactions	(12,599,449)	9,067,190

Change in net assets	(31,121,326)	20,578,229
Net Assets:
Beginning of period	76,217,674	55,639,445

End of period	$45,096,348	$76,217,674

Accumulated net investment income (loss)	$(290,971)	$—

Share Transactions:
Issued	6,501,634	8,507,473
Redeemed	(6,959,925)	(8,538,349)

Change in shares	(458,291)	(30,876)

See accompanying notes to the financial statements.

139

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$40.99		$29.44		$30.00
Investment Activities:
Net investment income (loss)	(0.17	)(b)	(0.31	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	(8.63)		11.86		(0.49)

Total income (loss) from investment activities	(8.80)		11.55		(0.56)

Net Asset Value, End of Period	$32.19		$40.99		$29.44

Total Return	(21.47	)%(c)	39.23%		(1.87	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.98%		1.98%
Net expenses(d)	1.91%		1.97%		1.98%
Net investment income (loss)(d)	(0.97)%		(0.94)%		(0.40)%
Supplemental Data:
Net assets, end of period (000’s)	$45,096		$76,218		$55,639
Portfolio turnover rate(e)	—	(c)	—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

140

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100%)
Alexandria Real Estate Equities, Inc.REIT	4,676	$265,503
AMB Property Corp.REIT	19,706	682,419
American Financial Realty TrustREIT	26,052	372,283
Annaly Mortgage Management, Inc.REIT	28,056	475,830
Apartment Investment & Management Co.—Class AREIT	22,378	696,627
Archstone-Smith TrustREIT	44,088	1,293,101
Arden Realty Group, Inc.REIT	15,698	461,678
AvalonBay Communities, Inc.REIT	17,034	962,762
Boston Properties, Inc.REIT	25,384	1,271,231
Brandywine Realty TrustREIT	11,022	299,688
BRE Properties, Inc.—Class AREIT	11,356	394,621
Camden Property TrustREIT	8,350	382,430
Capital AutomotiveREIT	7,682	225,313
CarrAmerica Realty Corp.REIT	13,026	393,776
Catellus Development Corp.REIT	21,042	518,685
CBL & Associates Properties, Inc.REIT	7,348	404,140
Centerpoint Properties Corp.REIT	5,678	435,787
Chelsea Property Group, Inc.REIT	10,354	675,288
Colonial Properties TrustREIT	5,344	205,904
Cousins Properties, Inc.REIT	9,352	308,148
Crescent Real Estate Equities Co.REIT	22,044	355,349
Developers Diversified Realty Corp.REIT	24,382	862,391
Duke-Weeks Realty Corp.REIT	31,730	1,009,331
Equity Inns, Inc.REIT	10,688	99,292
Equity Office Properties TrustREIT	96,192	2,616,421
Equity Residential Properties TrustREIT	66,800	1,985,963
Essex Property Trust, Inc.REIT	5,010	342,434
Federal Realty Investment TrustREIT	12,358	513,969
FelCor Lodging Trust, Inc.REIT*	11,022	133,366
First Industrial Realty Trust, Inc.REIT	9,686	357,220
Friedman, Billings, Ramsey Group, Inc.	34,068	674,206
Gables Residential TrustREIT	7,014	238,336
General Growth Properties, Inc.REIT	51,770	1,530,838
Glenborough Realty Trust, Inc.REIT	7,682	140,965
Health Care Property Investors, Inc.REIT	31,396	754,760
Health Care, Inc.REIT	12,358	401,635
Healthcare Realty Trust, Inc.REIT	10,354	388,068
Highwoods Properties, Inc.REIT	12,692	298,262
Home Properties of New York, Inc.REIT	7,348	286,425
Hospitality Properties TrustREIT	15,030	635,769
Host Marriott Corp.REIT*	64,128	792,622
HRPT Properties TrustREIT	42,084	421,261
IMPAC Mortgage Holdings, Inc.REIT	15,364	345,997
iStar Financial, Inc.REIT	26,052	1,042,080
Kilroy Realty Corp.REIT	6,680	227,788
Kimco Realty Corp.REIT	22,378	1,018,199
Koger Equity, Inc.REIT	6,346	146,720
Liberty Property TrustREIT	19,038	765,518
LNR Property Corp.	4,676	253,673
Macerich Co.REIT	14,028	671,520
Mack-Cali Realty Corp.REIT	14,362	594,300
Manufactured Home Communities, Inc.REIT	5,010	166,282
MeriStar Hospitality Corp.REIT*	19,038	130,220
Mills Corp.REIT	10,354	483,532
Nationwide Health Properties, Inc.REIT	15,698	296,692
New Plan Excel Realty Trust, Inc.REIT	23,714	553,959
Novastar Financial, Inc.REIT	6,012	228,216
Pan Pacific Retail PropertiesREIT	9,686	489,337
Pennsylvania REIT	8,684	297,427
Plum Creek Timber Company, Inc.	43,754	1,425,505
Post Properties, Inc.REIT	9,352	272,611
Prentiss Properties TrustREIT	9,352	313,479
Prologis TrustREIT	40,748	1,341,424
Public Storage, Inc.REIT	21,042	968,142
Rayonier, Inc.	11,690	519,621
Realty Income Corp.REIT	9,352	390,259
Reckson Associates Realty Corp.REIT	16,032	440,239
Redwood Trust, Inc.REIT	5,010	278,957
Regency Centers Corp.REIT	13,360	573,144
Rouse Co.REIT	22,712	1,078,820
Shurgard Storage Centers, Inc.—Class AREIT	11,022	412,223
Simon Property Group, Inc.REIT	43,754	2,249,830
SL Green Realty Corp.REIT	9,352	437,674
St. Joe Co.	9,686	384,534
Taubman Centers, Inc.REIT	11,022	252,294
Thornburg Mortgage Asset Corp.REIT	19,372	522,075
Trizec Properties, Inc.REIT	21,710	353,005
United Dominion Realty Trust, Inc.REIT	30,394	601,193
Ventas, Inc.REIT	20,040	467,934
Vornado Realty TrustREIT	25,718	1,468,755
Washington REIT	10,020	294,388
Weingarten Realty InvestorsREIT	19,038	595,509

TOTAL COMMON STOCKS (Cost $41,147,854)		48,917,172

TOTAL INVESTMENT SECURITIES (Cost $41,147,854)—100.0%		48,917,172
Net other assets (liabilities)—NM		22,801

NET ASSETS—100.0%		$48,939,973

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

141

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $41,147,854)	$48,917,172
Dividends receivable	330,903
Receivable for capital shares issued	2,679,996
Prepaid expenses	976

Total Assets	51,929,047

Liabilities:
Cash overdraft	49,403
Payable for investments purchased	2,344,081
Payable for capital shares redeemed	490,617
Advisory fees payable	30,047
Management services fees payable	6,009
Administration fees payable	1,290
Administrative services fees payable	19,570
Distribution fees payable	10,088
Other accrued expenses	37,969

Total Liabilities	2,989,074

Net Assets	$48,939,973

Net Assets consist of:
Capital	$54,113,254
Accumulated net realized gains (losses) on investments	(12,942,599)
Net unrealized appreciation (depreciation) on investments	7,769,318

Net Assets	$48,939,973

Shares of Beneficial Interest Outstanding	1,174,206

Net Asset Value (offering and redemption price per share)	$41.68

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$1,041,838
Interest	166

Total Investment Income	1,042,004

Expenses:
Advisory fees	208,022
Management services fees	41,605
Administration fees	8,551
Transfer agency and administrative service fees	148,020
Distribution fees	69,341
Custody fees	20,997
Fund accounting fees	18,145
Other fees	21,568

Total Expenses	536,249

Net Investment Income (Loss)	505,755

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,749,322)
Change in net unrealized appreciation/depreciation on investments	1,485,060

Net Realized and Unrealized Gains (Losses) on Investments	(4,264,262)

Change in Net Assets Resulting from Operations	$(3,758,507)

See accompanying notes to the financial statements.

142

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$505,755	$743,288
Net realized gains (losses) on investments	(5,749,322)	773,332
Change in net unrealized appreciation/depreciation on investments	1,485,060	4,659,864

Change in net assets resulting from operations	(3,758,507)	6,176,484

Distributions to Shareholders From:
Net investment income	(1,117,260)	(460,558)

Change in net assets resulting from distributions	(1,117,260)	(460,558)

Capital Transactions:
Proceeds from shares issued	417,236,861	283,092,753
Dividends reinvested	1,117,260	460,558
Cost of shares redeemed	(404,151,750)	(270,576,155)

Change in net assets resulting from capital transactions	14,202,371	12,977,156

Change in net assets	9,326,604	18,693,082
Net Assets:
Beginning of period	39,613,369	20,920,287

End of period	$48,939,973	$39,613,369

Accumulated net investment income (loss)	$—	$611,505

Share Transactions:
Issued	9,835,806	7,969,841
Reinvested	25,613	13,038
Redeemed	(9,655,881)	(7,685,490)

Change in shares	205,538	297,389

See accompanying notes to the financial statements.

143

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period.	$40.89		$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss)	0.38	(b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	1.08	(c)	9.14	(1.34)	1.19

Total income (loss) from investment activities	1.46		10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.67)		(0.50)	(1.37)	—
Return of capital	—		—	(0.23)	—

Total distributions	(0.67)		(0.50)	(1.60)	—

Net Asset Value, End of Period	$41.68		$40.89	$31.16	$32.72

Total Return	3.54	%(d)	33.15%	0.02%	9.07	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.93%		2.02%	2.13%	1.99%
Net expenses(e)	1.93%		1.98%	1.98%	1.99%
Net investment income (loss)(e)	1.82%		3.08%	4.09%	5.01%
Supplemental Data:
Net assets, end of period (000’s)	$48,940		$39,613	$20,920	$39,414
Portfolio turnover rate(f)	627	%(d)	1,113%	1,163%	753	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amounts shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

144

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (84.4%)
Actel Corp.*	594	$10,989
Advanced Micro Devices, Inc.*	8,613	136,947
Agere Systems, Inc.*	19,899	45,768
Agere Systems, Inc.—Class B*	22,572	48,530
Altera Corp.*	9,207	204,580
Amkor Technology, Inc.*	2,376	19,436
Analog Devices, Inc.	9,207	433,466
Applied Materials, Inc.*	41,580	815,800
Applied Micro Circuits Corp.*	7,722	41,081
Asyst Technologies, Inc.*	1,188	12,284
Atmel Corp.*	10,989	65,055
ATMI, Inc.*	891	24,333
Axcelis Technologies, Inc.*	2,376	29,557
Broadcom Corp.—Class A*	6,237	291,704
Brooks Automation, Inc.*	1,188	23,938
Cirrus Logic, Inc.*	2,079	12,495
Cohu, Inc.	594	11,310
Conexant Systems, Inc.*	11,582	50,150
Credence Systems Corp.*	1,782	24,592
Cree Research, Inc.*	1,782	41,485
Cymer, Inc.*	891	33,359
Cypress Semiconductor Corp.*	2,970	42,144
DSP Group, Inc.*	594	16,181
DuPont Photomasks, Inc.*	297	6,038
ESS Technology, Inc.*	891	9,543
Exar Corp.*	891	13,062
Fairchild Semiconductor International, Inc.*	2,376	38,895
Integrated Device Technology, Inc.*	2,673	36,994
Intel Corp.	97,683	2,696,050
Interdigital Communications Corp.*	1,485	27,933
International Rectifier Corp.*	1,782	73,810
Intersil Corp.—Class A	3,564	77,196
KLA-Tencor Corp.*	4,752	234,654
Kopin Corp.*	1,782	9,106
Kulicke & Soffa Industries, Inc.*	1,188	13,020
Lam Research Corp.*	3,267	87,556
Lattice Semiconductor Corp.*	2,673	18,738
Linear Technology Corp.	7,722	304,787
LSI Logic Corp.*	9,504	72,420
LTX Corp.*	1,485	16,053
M-Systems Flash Disk Pioneers Ltd.*	891	13,285
Marvell Technology Group, Ltd.*	4,752	126,878
Maxim Integrated Products, Inc.	8,019	420,356
Micrel, Inc.*	1,782	21,651
Microchip Technology, Inc.	5,049	159,245
Micron Technology, Inc.*	15,147	231,901
Mykrolis Corp.*	891	15,521
National Semiconductor Corp.*	8,910	195,931
Novellus Systems, Inc.*	3,564	112,052
NVIDIA Corp.*	3,861	79,151
OmniVision Technologies, Inc.*	1,485	23,686
Photronics, Inc.*	594	11,250
PMC-Sierra, Inc.*	4,455	63,929
Power Integrations, Inc.*	891	22,186
Rambus, Inc.*	2,376	42,222
RF Micro Devices, Inc.*	4,455	33,412
Sandisk Corp.*	3,861	83,745
Semtech Corp.*	1,782	41,948
Silicon Image, Inc.*	1,782	23,398
Silicon Laboratories, Inc.*	891	41,298
Silicon Storage Technology, Inc.*	2,079	21,414
Skyworks Solutions, Inc.*	3,564	31,114
Teradyne, Inc.*	4,752	107,870
Texas Instruments, Inc.	42,768	1,034,130
Transmeta Corp.*	3,861	8,456
TriQuint Semiconductor, Inc.*	2,970	16,216
Ultratech Stepper, Inc.*	594	9,670
Varian Semiconductor Equipment Associates, Inc.*	891	34,357
Vitesse Semiconductor Corp.*	5,346	26,088
Xilinx, Inc.	8,613	286,899
Zoran Corp.*	1,188	21,800

TOTAL COMMON STOCKS (Cost $6,909,166)		9,532,098

	Principal Amount
U.S. Government Agency Obligations (0.1%)
Federal Home Loan Bank, 0.90%, 07/01/04	$6,000	6,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $6,915,166)—84.5%		9,538,098
Net other assets (liabilities)—15.5%		1,750,056

NET ASSETS—100.0%		$11,288,154

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 07/24/04 (Underlying notional amount at value $1,705,203)	17,052	$(1,675)

*	Non-income producing security

See accompanying notes to the financial statements.

145

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investments securities, at value (cost $6,915,166)	$9,538,098
Cash	303
Dividends and interest receivable	28
Receivable for capital shares issued	1,184,672
Receivable for investments sold	1,722,200
Prepaid expenses	123

Total Assets	12,445,424

Liabilities:
Payable for investments purchased	1,136,953
Unrealized depreciation on swap agreements	1,675
Advisory fees payable	5,248
Management services fees payable	1,050
Administration fees payable	226
Administrative services fees payable	3,499
Distribution fees payable	1,750
Other accrued expenses	6,869

Total Liabilities	1,157,270

Net Assets	$11,288,154

Net Assets consist of:
Capital	$12,228,075
Accumulated net investment income (loss)	(93,165)
Accumulated net realized gains (losses) on investments	(3,468,013)
Net unrealized appreciation (depreciation) on investments	2,621,257

Net Assets	$11,288,154

Shares of Beneficial Interest Outstanding	437,417

Net Asset Value (offering and redemption price per share)	$25.81

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$22,073
Interest	344

Total Investment Income	22,417

Expenses:
Advisory fees	43,781
Management services fees	8,756
Administration fees	1,794
Transfer agency and administrative service fees	31,525
Distribution fees	14,594
Custody fees	8,850
Fund accounting fees	3,085
Other fees	3,197

Total Expenses	115,582

Net Investment Income (Loss)	(93,165)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,134
Net realized gains (losses) on swap agreements	8,974
Change in net unrealized appreciation/depreciation on investments	(1,872,077)

Net Realized and Unrealized Gains (Losses) on Investments	(1,858,969)

Change in Net Assets Resulting from Operations	$(1,952,134)

See accompanying notes to the financial statements.

146

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(93,165)	$(221,326)
Net realized gains (losses) on investments	13,108	67,026
Change in net unrealized appreciation/depreciation on investments	(1,872,077)	4,432,258

Change in net assets resulting from operations	(1,952,134)	4,277,958

Capital Transactions:
Proceeds from shares issued	55,166,133	163,290,583
Cost of shares redeemed	(60,258,213)	(153,025,938)

Change in net assets resulting from capital transactions	(5,092,080)	10,264,645

Change in net assets	(7,044,214)	14,542,603
Net Assets:
Beginning of period	18,332,368	3,789,765

End of period	$11,288,154	$18,332,368

Accumulated net investment income (loss)	$(93,165)	$—

Share Transactions:
Issued	1,997,370	7,522,727
Redeemed	(2,184,784)	(7,141,102)

Change in shares	(187,414)	381,625

See accompanying notes to the financial statements.

147

PROFUNDS VP

ProFund VP Semiconductor

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.34		$15.58		$30.00

Investment Activities:
Net investment income (loss)	(0.22	)(b)	(0.41	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments	(3.31)		14.17		(14.18)

Total income (loss) from investment activities	(3.53)		13.76		(14.42)

Net Asset Value, End of Period	$25.81		$29.34		$15.58

Total Return	(12.03	)%(c)	88.32%		(48.07	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.05%		2.33%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	(1.60)%		(1.72)%		(1.89)%
Supplemental Data:
Net assets, end of period (000’s)	$11,288		$18,332		$3,790
Portfolio turnover rate(e)	544	%(c)	1,364%		886	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

148

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (100.8%)
3Com Corp.*	7,068	$44,175
ADC Telecommunications, Inc.*	12,958	36,801
Adobe Systems, Inc.	2,945	136,943
Advanced Micro Devices, Inc.*	5,890	93,651
Affiliated Computer Services, Inc.—Class A*	1,178	62,363
Agere Systems, Inc.*	21,204	48,769
Altera Corp.*	4,123	91,613
Amdocs, Ltd.*	2,356	55,201
American Tower Corp.*	2,945	44,764
Analog Devices, Inc.	4,712	221,840
Andrew Corp.*	3,534	70,715
Apple Computer, Inc.*	5,301	172,495
Applied Materials, Inc.*	20,615	404,465
Atmel Corp.*	11,780	69,738
Autodesk, Inc.	1,767	75,645
Avaya, Inc.*	6,479	102,303
BEA Systems, Inc.*	4,712	38,733
BMC Software, Inc.*	4,123	76,276
Broadcom Corp.—Class A*	2,945	137,738
Cadence Design Systems, Inc.*	4,123	60,319
Check Point Software Technologies, Ltd.*	4,123	111,280
CIENA Corp.*	7,068	26,293
Cisco Systems, Inc.*	83,049	1,968,262
Citrix Systems, Inc.*	2,356	47,968
Cognizant Technology Solutions Corp.*	2,356	59,866
Computer Associates International, Inc.	6,479	181,801
Computer Sciences Corp.*	2,356	109,389
Compuware Corp.*	6,479	42,761
Comverse Technology, Inc.*	2,945	58,723
Conexant Systems, Inc.*	10,602	45,907
Corning, Inc.*	21,204	276,924
Crown Castle International Corp.*	4,123	60,814
Cypress Semiconductor Corp.*	2,945	41,790
Dell, Inc.*	27,683	991,605
Electronic Data Systems Corp.	4,712	90,235
EMC Corp.*	31,806	362,588
Fairchild Semiconductor International, Inc.*	4,123	67,494
Harris Corp.	1,767	89,675
Hewlett-Packard Co.	32,395	683,535
Intel Corp.	79,515	2,194,613
International Business Machines Corp.	20,026	1,765,291
International Rectifier Corp.*	1,767	73,189
Intersil Corp. —Class A	2,356	51,031
Intuit, Inc.*	2,356	90,894
JDS Uniphase Corp.*	23,560	89,292
Juniper Networks, Inc.*	6,479	159,189
KLA-Tencor Corp.*	2,356	116,339
Lam Research Corp.*	1,767	47,356
Level 3 Communications, Inc.*	11,191	39,728
Lexmark International Group, Inc.*	1,767	170,569
Linear Technology Corp.	3,534	139,487
LSI Logic Corp.*	8,246	62,835
Lucent Technologies, Inc.*	55,366	209,283
Marvell Technology Group, Ltd.*	3,534	94,358
Maxim Integrated Products, Inc.	4,123	216,128
Maxtor Corp.*	5,890	39,051
Mercury Interactive Corp.*	1,767	88,050
Microchip Technology, Inc.	2,945	92,885
Micron Technology, Inc.*	8,835	135,264
Microsoft Corp.	121,334	3,465,298
Motorola, Inc.	30,039	548,212
National Semiconductor Corp.*	4,712	103,617
NCR Corp.*	1,178	58,417
Network Appliance, Inc.*	4,712	101,449
Network Associates, Inc.*	2,356	42,714
Novell, Inc.*	4,712	39,534
Novellus Systems, Inc.*	2,356	74,073
NVIDIA Corp.*	2,356	48,298
Oracle Corp.*	47,120	562,142
PeopleSoft, Inc.*	3,534	65,379
Pitney Bowes, Inc.	1,767	78,190
PMC-Sierra, Inc.*	4,123	59,165
QLogic Corp.*	1,767	46,985
Qualcomm, Inc.	10,013	730,750
Rambus, Inc.*	1,178	20,933
Red Hat, Inc.*	2,356	54,117
Sandisk Corp.*	2,356	51,102
Scientific-Atlanta, Inc.	2,945	101,603
Seagate Technology Common	1,767	25,498
Siebel Systems, Inc.*	7,657	81,777
Storage Technology Corp.*	1,767	51,243
Sun Microsystems, Inc.*	45,353	196,832
SunGard Data Systems, Inc.*	4,123	107,198
Symantec Corp.*	4,712	206,291
Synopsys, Inc.*	2,356	66,981
Tellabs, Inc.*	7,068	61,774
Teradyne, Inc.*	2,945	66,852
Texas Instruments, Inc.	21,204	512,712
Unisys Corp.*	2,356	32,701
UTStarcom, Inc.*	1,178	35,635
VeriSign, Inc.*	5,301	105,490
Veritas Software Corp.*	5,890	163,153
WebMD Corp.*	5,890	54,895
Western Digital Corp.*	4,712	40,806
Xerox Corp.*	11,191	162,269
Xilinx, Inc.	4,123	137,337
Yahoo!, Inc.*	15,314	556,358
Zebra Technologies Corp.*	1,178	102,486

TOTAL COMMON STOCKS (Cost $15,522,666)		22,256,555

	Principal Amount
U.S. Government Agency Obligations (0.3%)
Federal Home Loan Bank, 0.90%, 07/01/04	$58,000	58,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $15,580,666)—101.1%		22,314,555
Net other assets (liabilities)—(1.1)%		(241,203)

NET ASSETS—100.0%		$22,073,352

*	Non-income producing security

See accompanying notes to the financial statements.

149

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $15,580,666)	$22,314,555
Cash	231
Dividends and interest receivable	5,256
Receivable for investments sold	1,564
Receivable for capital shares issued	267
Prepaid expenses	278

Total Assets	22,322,151

Liabilities:
Payable for capital shares redeemed	195,810
Advisory fees payable	15,504
Management services fees payable	3,101
Administration fees payable	667
Administrative services fees payable	7,580
Distribution fees payable	7,317
Other accrued expenses	18,820

Total Liabilities	248,799

Net Assets	$22,073,352

Net Assets consist of:
Capital	$28,037,967
Accumulated net investment income (loss)	(208,570)
Accumulated net realized gains (losses) on investments	(12,489,934)
Net unrealized appreciation (depreciation) on investments	6,733,889

Net Assets	$22,073,352

Shares of Beneficial Interest Outstanding	1,448,380

Net Asset Value (offering and redemption price per share)	$15.24

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$34,704
Interest	175

Total Investment Income	34,879

Expenses:
Advisory fees	99,822
Management services fees	19,965
Administration fees	3,891
Transfer agency and administrative service fees	54,266
Distribution fees	33,274
Custody fees	14,360
Fund accounting fees	8,257
Other fees	9,614

Total Expenses	243,449

Net Investment Income (Loss)	(208,570)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,369
Change in net unrealized appreciation/depreciation on investments	(665,383)

Net Realized and Unrealized Gains (Losses) on Investments	(190,014)

Change in Net Assets Resulting from Operations	$(398,584)

See accompanying notes to the financial statements.

150

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(208,570)	$(305,285)
Net realized gains (losses) on investments	475,369	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(665,383)	6,652,164

Change in net assets resulting from operations	(398,584)	4,937,076

Capital Transactions:
Proceeds from shares issued	55,139,930	143,341,240
Cost of shares redeemed	(63,298,804)	(132,918,727)

Change in net assets resulting from capital transactions	(8,158,874)	10,422,513

Change in net assets	(8,557,458)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$22,073,352	$30,630,810

Accumulated net investment income (loss)	$(208,570)	$—

Share Transactions:
Issued	3,622,481	10,994,361
Redeemed	(4,142,630)	(10,458,167)

Change in shares	(520,149)	536,194

See accompanying notes to the financial statements.

151

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.20)		5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.32)		4.90		(7.31)		(12.03)

Net Asset Value, End of Period	$15.24		$15.56		$10.66		$17.97

Total Return	(2.06	)%(c)	45.97%		(40.68)%		(40.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.93%		2.27%		2.10%
Net expenses(d)	1.83%		1.93%		1.98%		2.10%
Net investment income (loss)(d)	(1.57)%		(1.47)%		(1.77)%		(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$22,073		$30,631		$15,271		$15,410
Portfolio turnover rate(e)	216	%(c)	702%		1,208%		2,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method
(c)	Not annualized for periods less than one year
(d)	Annualized for periods less than one year
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period

See accompanying notes to the financial statements.

152

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (79.5%)
Alltel Corp.	8,062	$408,098
AT&T Corp.	20,850	305,036
AT&T Wireless Services, Inc.*	31,692	453,829
BellSouth Corp.	16,372	429,274
CenturyTel, Inc.	3,336	100,213
Cincinnati Bell, Inc.*	6,394	28,389
Citizens Communications Co.*	7,506	90,823
IDT Corp.*	278	5,012
IDT Corp.—Class B*	1,112	20,505
Level 3 Communications, Inc.*	16,402	58,227
Nextel Communications, Inc.—Class A*	17,256	460,045
Nextel Partners, Inc.—Class A*	1,112	17,703
NII Holdings, Inc.—Class B*	1,668	56,195
Qwest Communications International, Inc.*	38,642	138,725
SBC Communications, Inc.	87,570	2,123,573
Sprint Corp. (FON Group)	25,536	449,434
Telephone & Data Systems, Inc.	1,390	98,968
US Cellular Corp.*	278	10,717
Verizon Communications, Inc.	61,914	2,240,667
Western Wireless Corp.—Class A*	1,946	56,259
Wireless Facilities, Inc.*	1,390	13,664

TOTAL COMMON STOCKS (Cost $6,388,611)		7,565,356
TOTAL INVESTMENT SECURITIES (Cost $6,388,611)—79.5%		7,565,356
Net other assets (liabilities)—20.5%		1,947,581

NET ASSETS —100.0%		$9,512,937

	Units	Unrealized Appreciation (Depreciation)
Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 07/24/04 (Underlying notional amount at value $2,003,359)	20,034	$(1,926)

*	Non-income producing security

See accompanying notes to the financial statements.

153

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $6,388,611)	$7,565,356
Dividends and interest receivable	8,421
Receivable for investments sold	2,035,370
Prepaid expenses	161

Total Assets	9,609,308

Liabilities:
Cash overdraft	3,693
Payable for capital shares redeemed	67,944
Unrealized depreciation on swap agreements	1,926
Advisory fees payable	5,743
Management services fees payable	1,149
Administration fees payable	249
Administrative services fees payable	3,829
Distribution fees payable	1,915
Other accrued expenses	9,923

Total Liabilities	96,371

Net Assets	$9,512,937

Net Assets consist of:
Capital	$12,807,751
Accumulated net investment income (loss)	270,011
Accumulated net realized gains (losses) on investments	(4,739,644)
Net unrealized appreciation (depreciation) on investments	1,174,819

Net Assets	$9,512,937

Shares of Beneficial Interest Outstanding	679,099

Net Asset Value (offering and redemption price per share)	$14.01

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$231,611
Interest	288

Total Investment Income	231,899

Expenses:
Advisory fees	48,291
Management services fees	9,658
Administration fees	1,787
Transfer agency and administrative service fees	35,734
Distribution fees	16,097
Custody fees	6,333
Fund accounting fees	4,437
Other fees	5,152

Total Expenses	127,489

Net Investment Income (Loss)	104,410

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(841,779)
Net realized gains (losses) on swap agreements	11,931
Change in net unrealized appreciation/depreciation on investments	203,368

Net Realized and Unrealized Gains (Losses) on Investments	(626,480)

Change in Net Assets Resulting from Operations	$(522,070)

See accompanying notes to the financial statements.

154

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$104,410	$165,601
Net realized gains (losses) on investments	(829,848)	(892,077)
Change in net unrealized appreciation/depreciation on investments	203,368	(157,393)

Change in net assets resulting from operations	(522,070)	(883,869)

Capital Transactions:
Proceeds from shares issued	52,782,569	84,049,515
Cost of shares redeemed	(50,236,010)	(92,472,931)

Change in net assets resulting from capital transactions	2,546,559	(8,423,416)

Change in net assets	2,024,489	(9,307,285)
Net Assets:
Beginning of period	7,488,448	16,795,733

End of period	$9,512,937	$7,488,448

Accumulated net investment income (loss)	$270,011	$165,601

Share Transactions:
Issued	3,669,362	6,502,112
Redeemed	(3,535,400)	(7,209,075)

Change in shares	133,962	(706,963)

See accompanying notes to the financial statements.

155

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74		$13.41	$21.57		$30.00

Investment Activities:
Net investment income (loss)	0.12	(b)	0.31 (b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments	0.15	(c)	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	0.27		0.33	(8.16)		(8.43)

Net Asset Value, End of Period	$14.01		$13.74	$13.41		$21.57

Total Return	1.97	%(d)	2.46%	(37.83)%		(28.10	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.98%		2.06%	2.19%		2.17%
Net expenses(e)	1.98%		1.97%	1.98%		2.17%
Net investment income (loss)(e)	1.62%		2.40%	(0.72)%		(1.27)%
Supplemental Data:
Net assets, end of period (000’s)	$9,513		$7,488	$16,796		$4,150
Portfolio turnover rate(f)	584	%(d)	1,508%	1,290%		2,830	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

156

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Shares	Value
Common Stocks (99.9%)
AES Corp.*	31,020	$308,029
AGL Resources, Inc.	3,055	88,748
Allegheny Energy, Inc.*	6,580	101,398
Alliant Energy Corp.	5,640	147,091
Ameren Corp.	9,400	403,824
American Electric Power, Inc.	20,445	654,240
Aqua America, Inc.	4,700	94,235
Aquilla, Inc.*	10,105	35,974
Atmos Energy Corp.	2,585	66,150
Avista Corp.	2,350	43,287
Black Hills Corp.	1,645	51,818
Calpine Corp.*	21,385	92,383
CenterPoint Energy, Inc.	13,865	159,448
Cinergy Corp.	8,695	330,410
CLECO Corp.	2,350	42,253
CMS Energy Corp.*	8,460	77,240
Consolidated Edison, Inc.	12,455	495,211
Constellation Energy Group, Inc.	8,695	329,541
Dominion Resources, Inc.	16,920	1,067,313
DPL, Inc.	4,935	95,838
DTE Energy Co.	8,930	362,022
Duke Energy Corp.	47,235	958,397
Duquesne Light Holdings, Inc.	3,995	77,143
Dynegy, Inc.—Class A*	14,570	62,068
Edison International	15,510	396,591
El Paso Electric Co.*	2,350	36,284
Energen Corp.	1,645	78,944
Energy East Corp.	7,520	182,360
Entergy Corp.	11,750	658,118
Equitable Resources, Inc.	3,290	170,126
Exelon Corp.	34,075	1,134,356
FirstEnergy Corp.	16,920	632,977
FPL Group, Inc.	8,695	556,045
Great Plains Energy, Inc.	3,760	111,672
Hawaiian Electric Industries, Inc.	4,230	110,403
IDACORP, Inc.	1,880	50,760
KeySpan Corp.	8,225	301,857
MDU Resources Group, Inc.	5,640	135,529
National Fuel Gas Co.	3,995	99,875
New Jersey Resources Corp.	1,410	58,628
NICOR, Inc.	2,350	79,830
NiSource, Inc.	13,630	281,051
Northeast Utilities System	6,580	128,113
Northwest Natural Gas Co.	1,410	43,005
NRG Energy, Inc.*	4,230	104,904
NSTAR	2,820	135,022
NUI Corp.	940	13,724
OGE Energy Corp.	4,465	113,724
ONEOK, Inc.	4,935	108,520
Peoples Energy Corp.	1,880	79,242
Pepco Holdings, Inc.	8,930	163,240
PG&E Corp.*	19,270	538,404
Piedmont Natural Gas Company, Inc.	1,880	80,276
Pinnacle West Capital Corp.	4,700	189,833
PNM Resources, Inc.	3,055	63,452
PPL Corp.	9,165	420,674
Progress Energy, Inc.	12,690	558,995
Public Service Enterprise Group, Inc.	12,220	489,167
Puget Energy, Inc.	5,170	113,275
Questar Corp.	4,230	163,447
Reliant Resources, Inc.*	14,335	155,248
SCANA Corp.	5,170	188,033
Sempra Energy	10,340	356,005
Sierra Pacific Resources*	6,110	47,108
Southern Co.	38,070	1,109,740
Southern Union Co.*	2,820	59,446
TECO Energy, Inc.	9,635	115,524
Texas Genco Holdings, Inc.	705	31,788
TXU Corp.	16,685	675,908
UGI Corp.	2,585	82,979
Unisource Energy Corp.	1,645	40,878
Vectren Corp.	3,995	100,235
Westar Energy, Inc.	4,465	88,898
WGL Holdings, Inc.	2,585	74,241
Wisconsin Energy Corp.	6,110	199,247
WPS Resources Corp.	1,880	87,138
Xcel Energy, Inc.	20,680	345,563

TOTAL COMMON STOCKS (Cost $14,061,637)		18,484,463

	Principal Amount
U.S. Government Agency Obligations (0.2%)
Federal Home Loan Bank, 0.90%, 07/01/04	$36,000	36,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES (Cost $14,097,637)—100.1%		18,520,463
Net other assets (liabilities)—(0.1)%		(24,706)

NET ASSETS—100.0%		$18,495,757

*	Non-income producing security

See accompanying notes to the financial statements.

157

PROFUNDS VP ProFund VP Utilities (Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $14,097,637)	$18,520,463
Cash	673
Dividends and interest receivable	30,741
Receivable for investments sold	314,507
Receivable for capital shares issued	38,404
Prepaid expenses	338

Total Assets	18,905,126

Liabilities:
Payable for capital shares redeemed	366,760
Advisory fees payable	11,472
Management services fees payable	2,295
Administration fees payable	495
Administrative services fees payable	7,658
Distribution fees payable	3,844
Other accrued expenses	16,845

Total Liabilities	409,369

Net Assets	$18,495,757

Net Assets consist of:
Capital	$22,250,092
Accumulated net investment income (loss)	588,289
Accumulated net realized gains (losses) on investments	(8,765,450)
Net unrealized appreciation (depreciation) on investments	4,422,826

Net Assets	$18,495,757

Shares of Beneficial Interest Outstanding	802,922

Net Asset Value (offering and redemption price per share)	$23.04

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Dividends	$419,276
Interest	109

Total Investment Income	419,385

Expenses:
Advisory fees	81,903
Management services fees	16,381
Administration fees	3,252
Transfer agency and administrative service fees	60,140
Distribution fees	27,301
Custody fees	11,582
Fund accounting fees	7,264
Other fees	8,401

Total Expenses	216,224

Net Investment Income (Loss)	203,161

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	229,319
Change in net unrealized appreciation/depreciation on investments	260,550

Net Realized and Unrealized Gains (Losses) on Investments	489,869

Change in Net Assets Resulting from Operations	$693,030

See accompanying notes to the financial statements.

158

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$203,161	$385,128
Net realized gains (losses) on investments	229,319	412,890
Change in net unrealized appreciation/depreciation on investments	260,550	2,293,378

Change in net assets resulting from operations	693,030	3,091,396

Distributions to Shareholders From:
Net investment income	—	(429,358)

Change in net assets resulting from distributions	—	(429,358)

Capital Transactions:
Proceeds from shares issued	98,301,181	206,037,746
Dividends reinvested	—	429,358
Cost of shares redeemed	(103,150,958)	(212,502,733)

Change in net assets resulting from capital transactions	(4,849,777)	(6,035,629)

Change in net assets	(4,156,747)	3,373,591
Net Assets:
Beginning of period	22,652,504	26,026,095

End of period	$18,495,757	$22,652,504

Accumulated net investment income (loss)	$588,289	$385,128

Share Transactions:
Issued	4,312,792	10,185,139
Reinvested	—	19,314
Redeemed	(4,521,997)	(10,578,387)

Change in shares	(209,205)	(373,934)

See accompanying notes to the financial statements.

159

PROFUNDS VP ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$22.38		$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)	0.21	(b)	0.40 (b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	0.45		3.61	(6.42)	(5.70)

Total income (loss) from investment activities	0.66		4.01	(5.91)	(5.31)

Distribution to Shareholders From:
Net investment income	—		(0.41)	—	—

Net Asset Value, End of Period	$23.04		$22.38	$18.78	$24.69

Total Return	2.95	%(c)	21.37%	(23.94)%	(17.70	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.98%		2.06%	2.17%	2.05%
Net expenses(d)	1.98%		1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.86%		1.98%	2.31%	1.44%
Supplemental Data:
Net assets, end of period (000’s)	$18,496		$22,653	$26,026	$13,420
Portfolio turnover rate(e)	406	%(c)	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

160

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	June 30, 2004
(Unaudited)

U.S. Government Agency Obligations (38.4%)

	Principal Amount	Value
Federal Home Loan Bank, 0.90%, 07/01/04	$4,063,000	$4,063,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	4,063,000	4,063,000
Federal National Mortgage Association, 0.90%, 07/01/04	4,063,000	4,063,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,189,000)		12,189,000

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds, 5.375%, 02/15/31	5,220,000	5,275,463

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,156,972)		5,275,463

Repurchase Agreements (25.5%)
UBS Bank,1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $4,062,113 (Collateralized by $4,135,000 various U.S. Government Securities, 3.01%, 06/26/06, market value $4,143,980)	4,062,000	4,062,000

UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value of $4,063,102 (Collateralized by $4,147,750 U.S. Treasury Notes, 1.625%, 04/30/05, market value $4,145,313)	4,063,000	4,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,125,000)		8,125,000

TOTAL INVESTMENT SECURITIES (Cost $25,470,972)—80.5%		25,589,463
Net other assets (liabilities)—19.5%		6,212,135

NET ASSETS—100.0%		$31,801,598

	Contracts	Unrealized Appreciation (Depreciation)
Futures Purchased
30-Year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at Value $2,132,500)	20	12,753

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond Expiring 07/24/04 (Underlying notional amount at value $32,691,698	32,348,000	467,042

See accompanying notes to the financial statements.

161

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $17,345,972)	$17,464,463
Repurchase agreements, at cost	8,125,000

Total Investments	25,589,463
Segregated cash balances with brokers for futures contracts	28,767
Segregated cash balances with custodian for swap agreements	80
Interest receivable	105,815
Receivable for capital shares issued	5,676,296
Variation margin on futures contracts	11,533
Unrealized appreciation on swap agreements	467,042
Prepaid expenses	905

Total Assets	31,879,901

Liabilities:
Cash overdraft	5,974
Dividends payable	9,069
Advisory fees payable	13,417
Management services fees payable	4,025
Administration fees payable	864
Administrative services fees payable	13,423
Distribution fees payable	6,716
Other accrued expenses	24,815

Total Liabilities	78,303

Net Assets	$31,801,598

Net Assets consist of:
Capital	$39,624,939
Accumulated net investment income (loss)	(13,367)
Accumulated net realized gains (losses) on investments	(8,408,260)
Net unrealized appreciation (depreciation) on investments	598,286

Net Assets	$31,801,598

Shares of Beneficial Interest Outstanding	1,138,483

Net Asset Value (offering and redemption price per share)	$27.93

Statement of Operations
For the six months ended June 30, 2004
Investment Income:
Interest	$371,534

Expenses:
Advisory fees	103,087
Management services fees	30,927
Administration fees	6,135
Transfer agency and administrative service fees	114,088
Distribution fees	51,544
Custody fees	12,752
Fund accounting fees	13,184
Other fees	11,512

Total Expenses	343,229

Net Investment Income (Loss)	28,305

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(234,380)
Net realized gains (losses) on futures contracts	23,271
Net realized gains (losses) on swap agreements	(3,826,641)
Change in net unrealized appreciation/depreciation on investments	420,596

Net Realized and Unrealized Gains (Losses) on Investments	(3,617,154)

Change in Net Assets Resulting from Operations	$(3,588,849)

See accompanying notes to the financial statements.

162

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations :
Net investment income (loss)	$28,305	$96,653
Net realized gains (losses) on investments	(4,037,750)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	420,596	(324,317)

Change in net assets resulting from operations	(3,588,849)	(4,546,970)

Distributions to Shareholders From:
Net investment income	(41,672)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	—	(2,138,536)

Change in net assets resulting from distributions	(41,672)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	240,165,509	404,039,693
Dividends reinvested	38,927	6,187,569
Cost of shares redeemed	(241,548,731)	(487,634,510)

Change in net assets resulting from capital transactions	(1,344,295)	(77,407,248)

Change in net assets	(4,974,816)	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$31,801,598	$36,776,414

Accumulated net investment income (loss)	$(13,367)	$—

Share Transactions:
Issued	8,300,362	12,192,198
Reinvested	1,363	205,259
Redeemed	(8,446,533)	(14,776,028)

Change in shares	(144,808)	(2,378,571)

See accompanying notes to the financial statements.

163

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

	For the six months ended June 30, 2004		For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	(0.71)		(0.90)	4.89

Total income (loss) from investment activities	(0.69)		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.04)		(0.06)	(0.89)
Net realized gains on investments	—		(3.23)	—
Return of capital	—		(1.33)	—

Total distributions	(0.04)		(4.62)	(0.89)

Net Asset Value, End of Period	$27.93		$28.66	$34.12

Total Return	(2.43	)%(c)	(2.55)%	16.90	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.74%	1.71%
Net expenses(d)	1.67%		1.73%	1.71%
Net investment income (loss)(d)	0.14%		0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$31,802		$36,776	$124,928
Portfolio turnover rate(e)	366	%(c)	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

164

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2004

	Principal Amount	Value
U.S. Government Agency Obligations (61.7%)
Federal Home Loan Bank, 0.90%, 07/01/04	$49,382,000	$49,382,000
Federal Home Loan Mortgage Corp., 0.90%, 07/01/04	49,382,000	49,382,000
Federal National Mortgage Association, 0.90%, 07/01/04	49,382,000	49,382,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,146,000)		148,146,000

Repurchase Agreements (41.1%)
UBS Bank, 1.00%, 07/01/04, dated 06/30/04, with a maturity value Of $49,377,372 (Collateralized By $50,560,000 various U.S. Government Securities, 2.00%-3.01%, 02/13/06-06/02/06, Market value $50,450,072)	49,376,000	49,376,000
UMB Bank, 0.90%, 07/01/04, dated 06/30/04, with a maturity value Of $49,383,235 (Collateralized By $50,400,000 U.S. Treasury Note, 1.625%, 4/30/2005, market Value $50,370,383)	49,382,000	49,382,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,758,000)		98,758,000

	Contracts
Options Purchased(NM)
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $128	50	365
30–year U.S. Treasury Bond Call Option expiring September 2004 @ $130	50	365
30–year U.S. Treasury Bond Call Option expiring December 2004 @ $130	500	5,894

TOTAL OPTIONS PURCHASED (Cost $9,560)		6,624

TOTAL INVESTMENT SECURITIES (Cost $246,913,560)—102.8%		246,910,624
Net other assets (liabilities)—(2.8)%		(6,791,278)

NET ASSETS—100.0%		$240,119,346

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring September 2004 (Underlying face amount at value $5,757,750)	54	$(98,037)

	Units
Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 07/24/04 (Underlying notional amount at value $294,665,910)	(291,568,000)	(4,998,955)

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

165

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2004
Assets:
Investment securities, at value (cost $148,155,560)	$148,152,624
Repurchase agreements, at cost	98,758,000

Total Investments	246,910,624
Cash	80,292
Segregated cash balances with brokers for futures contracts	46,917
Segregated cash balances with custodian for swap agreements	622
Interest receivable	2,606
Receivable for capital shares issued	338,144
Prepaid expenses	796

Total Assets	247,380,001

Liabilities:
Payable for capital shares redeemed	1,699,891
Unrealized depreciation on swap agreements	4,998,955
Variation margin on futures contracts	93,653
Advisory fees payable	175,280
Management services fees payable	35,057
Administration fees payable	7,508
Administrative services fees payable	111,314
Distribution fees payable	78,510
Other accrued expenses	60,487

Total Liabilities	7,260,655

Net Assets	$240,119,346

Net Assets consist of:
Capital	$249,866,863
Accumulated net investment income (loss)	(596,967)
Accumulated net realized gains (losses) on investments	(4,050,622)
Net unrealized appreciation (depreciation) on investments	(5,099,928)

Net Assets	$240,119,346

Shares of Beneficial Interest Outstanding	10,304,865

Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations

For the six months ended June 30, 2004
Investment Income:
Interest	$666,911

Expenses:
Advisory fees	543,208
Management services fees	108,643
Administration fees	30,603
Transfer agency and administrative service fees	320,980
Distribution fees	181,069
Custody fees	18,565
Fund accounting fees	30,216
Other fees	30,594

Total Expenses	1,263,878

Net Investment Income (Loss)	(596,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(69,453)
Net realized gains (losses) on futures contracts	(355,652)
Net realized gains (losses) on swap agreements	797,242
Change in net unrealized appreciation/depreciation on investments	(5,460,256)

Net Realized and Unrealized Gains (Losses) on Investments	(5,088,119)

Change in Net Assets Resulting from Operations	$(5,685,086)

See accompanying notes to the financial statements.

166

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2004	For the year ended December 31, 2003
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(596,967)	$(374,494)
Net realized gains (losses) on investments	372,137	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(5,460,256)	365,062

Change in net assets resulting from operations	(5,685,086)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	495,577,680	371,420,617
Cost of shares redeemed	(324,044,755)	(302,193,310)

Change in net assets resulting from capital transactions	171,532,925	69,227,307

Change in net assets	165,847,839	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$240,119,346	$74,271,507

Accumulated net investment income (loss)	$(596,967)	$—

Share Transactions:
Issued	20,959,633	15,507,756
Redeemed	(13,839,077)	(12,618,173)

Change in shares	7,120,556	2,889,583

See accompanying notes to the financial statements.

167

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2004 (Unaudited)		For the year ended December 31, 2003		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	0.08	(c)	(0.77)		(5.59)

Total income (loss) from investment activities	(0.02)		(1.00)		(5.68)

Net Asset Value, End of Period	$23.30		$23.32		$24.32

Total Return	(0.09	)%(d)	(4.11)%		(18.93	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.91%		2.13%
Net expenses(e)	1.75%		1.91%		1.98%
Net investment income (loss)(e)	(0.82)%		(0.94)%		(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$240,119		$74,272		$7,168
Portfolio turnover rate(f)	—	(d)	—		—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

168

PROFUNDS VP

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s Administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP. However, based on experience, the ProFund VP expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. Prices are provided by a third party pricing service. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustess.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period.

169

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform.

170

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

171

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus declare dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust paid BISYS an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.10% to 0.00375%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Service Plan, adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the Trust may pay the insurance companies administrative services fees.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 ($20,000 total) in meeting and retainer fees, including the reimbursement for certain expenses incurred, during the period ended June 30, 2004.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S Government Plus). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets.

172

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2004 the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007
ProFund VP OTC	$27,011	$—	$—
ProFund VP Mid-Cap Value	22,991	22,653	—
ProFund VP Mid-Cap Growth	16,477	12,408	—
ProFund VP Small-Cap Value	35,305	39,355	—
ProFund VP Small-Cap Growth	20,779	11,298	—
ProFund VP Asia 30	2,486	—	—
ProFund VP Europe 30	21,392	—	—
ProFund VP Japan	2,285	—	—
ProFund VP UltraBull	78,953	86,758	—
ProFund VP UltraMid-Cap	25,730	23,577	—
ProFund VP UltraSmall-Cap	71,489	13,141	—
ProFund VP UltraOTC	57,524	15,761	—
ProFund VP Bear	39,311	—	—
ProFund VP Short OTC	—	2,551	—
ProFund VP Banks	9,952	17,661	2,044
ProFund VP Basic Materials	6,747	5,479	—
ProFund VP Biotechnology	35,143	14,716	301
ProFund VP Consumer Cyclical	10,219	14,852	4,405
ProFund VP Consumer Non-Cyclical	8,221	13,147	720
ProFund VP Energy	34,061	16,395	—
ProFund VP Financial	37,969	14,901	—
ProFund VP Healthcare	35,804	12,012	—
ProFund VP Industrial	5,769	9,619	1,519
ProFund VP Internet	3,895	5,882	—
ProFund VP Pharmaceuticals	5,743	5,650	—
ProFund VP Precious Metals	—	742	—
ProFund VP Real Estate	52,569	10,737	—
ProFund VP Semiconductor	10,634	9,588	—
ProFund VP Technology	34,449	—	—
ProFund VP Telecommunications	14,827	6,096	—
ProFund VP Utilities	36,094	15,202	—
ProFund VP U.S. Government Plus	—	5,184	—
ProFund VP Rising Rates Opportunity	7,932	—	—

173

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June30, 2004 were as follows:

	Purchases	Sales
ProFund VP Bull	$437,221,040	$280,863,378
ProFund VP OTC	480,948,095	447,238,726
ProFund VP Mid-Cap Value	347,435,002	279,260,392
ProFund VP Mid-Cap Growth	228,253,941	220,279,770
ProFund VP Small-Cap Value	577,015,763	586,814,904
ProFund VP Small-Cap Growth	666,051,315	694,775,433
ProFund VP Asia 30	80,684,110	94,316,826
ProFund VP Europe 30	291,827,902	297,437,170
ProFund VP UltraBull	303,767,110	261,232,484
ProFund VP UltraMid-Cap	145,613,119	114,030,669
ProFund VP UltraSmall-Cap	136,743,458	139,428,893
ProFund VP UltraOTC	281,267,562	245,107,546
ProFund VP Banks	76,786,688	69,804,038
ProFund VP Basic Materials	100,775,948	122,504,311
ProFund VP Biotechnology	77,321,460	69,813,101
ProFund VP Consumer Cyclical	46,747,769	28,858,383
ProFund VP Consumer Non-Cyclical	185,116,071	159,548,888
ProFund VP Energy	213,932,200	177,262,118
ProFund VP Financial	96,465,586	92,874,909
ProFund VP Healthcare	157,733,769	138,585,661
ProFund VP Industrial	77,559,451	52,817,597
ProFund VP Internet	95,486,708	71,266,947
ProFund VP Pharmaceuticals	70,297,441	69,734,154
ProFund VP Real Estate	400,083,932	385,872,321
ProFund VP Semiconductor	61,468,935	65,306,098
ProFund VP Technology	55,611,572	63,959,612
ProFund VP Telecommunications	56,856,641	54,497,134
ProFund VP Utilities	97,553,474	102,312,625
ProFund VP U.S. Government Plus	33,424,658	34,210,975

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2003, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Expires 2011
ProFund VP Bear	$24,085,413
ProFund VP Short OTC	15,295,243
ProFund VP Healthcare	1,381,236
ProFund VP Pharmaceuticals	707,889
ProFund VP U.S. Government Plus	1,671,792
ProFund VP Rising Rates Opportunity	1,935,661

174

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

As of the latest tax year end of December 31, 2003, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$2,570,146	$4,451,729
ProFund VP OTC	—	3,644,776	15,941,603	1,424,903	21,011,282
ProFund VP Mid-Cap Value	—	—	204,315	2,003,823	2,208,138
ProFund VP Small-Cap Value	—	—	109,696	855,796	965,492
ProFund VP Asia 30	—	—	27,986	341,394	369,380
ProFund VP Europe 30	7,828,365	10,516,081	5,807,241	3,450,241	27,601,928
ProFund VP Japan	—	—	620,589	92,208	712,797
ProFund VP UltraBull	—	8,540,781	4,956,130	1,935,011	15,431,922
ProFund VP UltraMid-Cap	—	—	2,140,603	309,480	2,450,083
ProFund VP UltraSmall-Cap	7,664,872	1,543,341	1,543,341	567,511	11,319,065
ProFund VP UltraOTC	10,256,665	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,611,372	—	4,317,522	5,928,894
ProFund VP Short OTC	—	—	2,768,700	4,652,572	7,421,272
ProFund VP Banks	—	—	1,338,047	558,959	1,897,006
ProFund VP Basic Materials	—	—	878,920	125,560	1,004,480
ProFund VP Biotechnology	—	—	9,456,349	1,350,907	10,807,256
ProFund VP Consumer Cyclical	—	—	1,163,216	40,662	1,203,878
ProFund VP Consumer Non-Cyclical	—	—	1,055,432	150,776	1,206,208
ProFund VP Energy	—	1,407,170	2,141,711	506,983	4,055,864
ProFund VP Financial	—	58,139	3,181,447	900,139	4,139,725
ProFund VP Healthcare	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Industrial	—	—	270,507	44,059	314,566
ProFund VP Pharmaceuticals	—	—	—	781,716	781,716
ProFund VP Precious Metals	—	—	5,473,596	794,536	6,268,132
ProFund VP Real Estate	—	1,884,982	2,428,236	616,174	4,929,392
ProFund VP Semiconductor	—	—	1,540,466	220,307	1,760,773
ProFund VP Technology	—	1,358,736	2,609,011	186,109	4,153,856
ProFund VP Telecommunications	—	2,176,462	494,206	381,524	3,052,192
ProFund VP Utilities	—	2,100,378	3,019,373	731,393	5,851,144
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617

175

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2004

(Unaudited)

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$395,600,928	$13,994,694	$(1,486,457)	$12,508,237
ProFund VP OTC	174,027,622	1,153,066	(538,086)	614,980
ProFund VP Mid-Cap Value	120,508,596	4,495,673	(276,885)	4,218,788
ProFund VP Mid-Cap Growth	53,102,946	1,540,705	(587,827)	952,878
ProFund VP Small-Cap Value	137,557,652	856,200	(514,860)	341,340
ProFund VP Small-Cap Growth	120,701,550	3,882,379	(502,865)	3,379,514
ProFund VP Asia 30	28,535,727	1,851,370	(520,427)	1,330,943
ProFund VP Europe 30	131,213,634	6,120,977	(1,137,717)	4,983,260
ProFund VP Japan	43,145,090	44,410	—	44,410
ProFund VP UltraBull	115,080,700	(1,114,159)	(260,324)	(1,374,483)
ProFund VP UltraMid-Cap	76,924,624	2,034,451	(300,212)	1,734,239
ProFund VP UltraSmall-Cap	97,227,874	(33,577)	(425,792)	(459,369)
ProFund VP UltraOTC	151,354,218	(43,876,872)	(148,965)	(44,025,837)
ProFund VP Bear	47,152,120	319	(5,179)	(4,860)
ProFund VP Short OTC	27,151,900	615,568	(616,928)	(1,360)
ProFund VP Banks	12,678,566	1,001,441	(691,635)	309,806
ProFund VP Basic Materials	27,296,421	238,518	(18,379)	220,139
ProFund VP Biotechnology	20,019,178	629,905	(22,587)	607,318
ProFund VP Consumer Cyclical	5,059,129	244,321	(47,328)	196,993
ProFund VP Consumer Non-Cyclical	28,342,419	461,944	(102,206)	359,738
ProFund VP Energy	78,100,994	1,219,623	(47,460)	1,172,163
ProFund VP Financial	23,626,426	1,749,924	(39,899)	1,710,025
ProFund VP Healthcare	44,352,582	942,802	(372,211)	570,591
ProFund VP Industrial	36,523,943	1,816,984	(74,268)	1,742,716
ProFund VP Internet	34,939,792	6,159,231	(103,928)	6,055,303
ProFund VP Pharmaceuticals	9,227,142	(487,487)	(83,702)	(571,189)
ProFund VP Precious Metals	43,985,000	—	—	—
ProFund VP Real Estate	47,171,154	1,752,082	(6,064)	1,746,018
ProFund VP Semiconductor	9,061,667	483,052	(6,621)	476,431
ProFund VP Technology	22,526,426	(181,963)	(29,908)	(211,871)
ProFund VP Telecommunications	8,587,462	(996,235)	(25,871)	(1,022,106)
ProFund VP Utilities	17,977,421	549,463	(6,421)	543,042
ProFund VP U.S. Government Plus	25,646,508	(57,045)	—	(57,045)
ProFund VP Rising Rates Opportunity	246,913,561	(2,937)	—	(2,937)

176

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ProFunds

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Fund’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.profunds.com and on the Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/04

Item 2. Code of Ethics.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)  (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance

SEC 2569 (3-03)	1

and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The fees for 2002 relate to the review of an additional post-effective registration statement. The fees for 2003 relate to the review of the semi-annual report to shareholders and the review of an additional post-effective registration statement..

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for both years relate to the review of the registrant’s tax returns.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)  (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Items 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

SEC 2569 (3-03)	2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The principal executive officer and principal financial officer, based on their evaluation as of a date within 90 days of the filing date of this report, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company of 1940) are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

SEC 2569 (3-03)	3

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable – only for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) A separate or combined certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Rule 30a-2(b) are attached hereto.

SEC 2569 (3-03)	4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            ProFunds

By (Signature and Title)*  /s/ Troy A. Sheets                            Troy A. Sheets, Treasurer

Date                    September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg                            Louis M. Mayberg, President

Date                     September 8, 2004

By (Signature and Title)*  /s/ Troy A. Sheets                            Troy A. Sheets, Treasurer

Date                     September 8, 2004

*	Print the name and title of each signing officer under his or her signature.